UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08090

Lincoln Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

1301 South Harrison Street

Fort Wayne, Indiana 46802

(Address of principal executive offices) (Zip code)

Paul Chryssikos, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

US Bank Tower

633 West 5th Street

Suite 4900

Los Angeles, CA 90071-2013

Registrant’s telephone number, including area code: (260) 455-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Lincoln Hedged Nasdaq-100 Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about Lincoln Hedged Nasdaq-100 Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$66	0.62%

How did the Fund perform last year and what affected its performance?

The Fund maintained its exposure to the Nasdaq-100 Price Return Index (the “Index”) throughout the year via its position in the LVIP SSGA NASDAQ 100 Index Fund and the QQQ FLEX options. In 2025, the Nasdaq-100 stocks proved surprisingly resilient to policy changes, primarily driven by the “Magnificent Seven” technology stocks and strong corporate earnings related to AI investment. For the year, the Fund captured 62% of the Index’s positive return with 60% of its volatility and 68% of its maximum peak-to-trough drawdown, which resulted in a higher return-to-risk ratio compared to the Index.

The largest contributors to the performance of the Fund are:

  The underlying LVIP SSGA NASDAQ 100 Index Fund and the long call options which are used for providing exposure to the Index

The largest detractors from the performance of the Fund are:

  The put options which are used for providing downside protection

  The short call options that finance the put options, resulting in upside limitation

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of September 17, 2021 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Invesco QQQ Trust℠, Series 1	S&P U.S. Treasury Bond 0-1 Year Index
9/17/2021	$10,000	$10,000	$10,000	$10,000
12/31/2021	$10,319	$10,636	$10,643	$9,995
12/31/2022	$8,551	$8,570	$7,123	$10,047
12/31/2023	$11,700	$10,835	$10,955	$10,555
12/31/2024	$13,468	$13,445	$13,675	$11,103
12/31/2025	$15,198	$15,778	$16,433	$11,586

Average Annual Total Returns (%)

Sub header	1 year	Since Inception 9/17/2021
Standard Class	12.84%	10.25%
Morningstar US Market Index	17.35%	11.22%
Invesco QQQ Trust℠, Series 1	20.16%	12.27%
S&P U.S. Treasury Bond 0-1 Year Index	4.35%	3.49%

Key Fund Statistics

Total Net Assets	$15,610,813
# of Portfolio Holdings	18
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$41,065

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	54.2%
Equity Funds	52.2%
Money Market Funds	0.2%
Other	(6.6%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

Lincoln Hedged Nasdaq-100 Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about Lincoln Hedged Nasdaq-100 Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$103	0.97%

How did the Fund perform last year and what affected its performance?

The Fund maintained its exposure to the Nasdaq-100 Price Return Index (the “Index”) throughout the year via its position in the LVIP SSGA NASDAQ 100 Index Fund and the QQQ FLEX options. In 2025, the Nasdaq-100 stocks proved surprisingly resilient to policy changes, primarily driven by the “Magnificent Seven” technology stocks and strong corporate earnings related to AI investment. For the year, the Fund captured 62% of the Index’s positive return with 60% of its volatility and 68% of its maximum peak-to-trough drawdown, which resulted in a higher return-to-risk ratio compared to the Index.

The largest contributors to the performance of the Fund are:

  The underlying LVIP SSGA NASDAQ 100 Index Fund and the long call options which are used for providing exposure to the Index

The largest detractors from the performance of the Fund are:

  The put options which are used for providing downside protection

  The short call options that finance the put options, resulting in upside limitation

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of September 17, 2021 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Invesco QQQ Trust℠, Series 1	S&P U.S. Treasury Bond 0-1 Year Index
9/17/2021	$10,000	$10,000	$10,000	$10,000
12/31/2021	$10,308	$10,636	$10,643	$9,995
12/31/2022	$8,514	$8,570	$7,123	$10,047
12/31/2023	$11,607	$10,835	$10,955	$10,555
12/31/2024	$13,315	$13,445	$13,675	$11,103
12/31/2025	$14,972	$15,778	$16,433	$11,586

Average Annual Total Returns (%)

Sub header	1 year	Since Inception 9/17/2021
Service Class	12.44%	9.86%
Morningstar US Market Index	17.35%	11.22%
Invesco QQQ Trust℠, Series 1	20.16%	12.27%
S&P U.S. Treasury Bond 0-1 Year Index	4.35%	3.49%

Key Fund Statistics

Total Net Assets	$15,610,813
# of Portfolio Holdings	18
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$41,065

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	54.2%
Equity Funds	52.2%
Money Market Funds	0.2%
Other	(6.6%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

Lincoln Hedged S&P 500 Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about Lincoln Hedged S&P 500 Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$61	0.58%

How did the Fund perform last year and what affected its performance?

The Fund maintained its exposure to the S&P 500 Price Return Index (the “Index”) throughout the year via its position in the LVIP SSGA S&P 500 Index Fund and the S&P 500 FLEX options. In 2025, the US large cap stocks proved surprisingly resilient to policy changes, backed by the strong performance of the AI, communication services, and information technology sectors. For the year, the Fund captured 70% of the Index’s positive return with 60% of its volatility and 62% of its maximum peak-to-trough drawdown, which resulted in a higher return-to-risk ratio compared to the Index.

The largest contributors to the performance of the Fund are:

  The underlying LVIP SSGA S&P 500 Index Fund and the long call options which are used for providing exposure to the Index

The largest detractors from the performance of the Fund are:

  The put options which are used for providing downside protection

  The short call options that finance the put options, resulting in upside limitation

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of May 21, 2021 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P 500® Index	S&P U.S. Treasury Bond 0-1 Year Index
5/21/2021	$10,000	$10,000	$10,000	$10,000
12/31/2021	$10,718	$11,382	$11,565	$9,996
12/31/2022	$10,016	$9,171	$9,470	$10,048
12/31/2023	$11,721	$11,595	$11,960	$10,556
12/31/2024	$13,400	$14,388	$14,952	$11,104
12/31/2025	$14,995	$16,884	$17,625	$11,588

Average Annual Total Returns (%)

Sub header	1 year	Since Inception 5/21/2021
Standard Class	11.90%	9.17%
Morningstar US Market Index	17.35%	12.02%
S&P 500® Index	17.88%	13.07%
S&P U.S. Treasury Bond 0-1 Year Index	4.35%	3.24%

Key Fund Statistics

Total Net Assets	$54,781,238
# of Portfolio Holdings	18
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$157,311

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	53.4%
Equity Funds	51.7%
Money Market Funds	0.1%
Other	(5.2%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

Lincoln Hedged S&P 500 Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about Lincoln Hedged S&P 500 Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$98	0.93%

How did the Fund perform last year and what affected its performance?

The Fund maintained its exposure to the S&P 500 Price Return Index (the “Index”) throughout the year via its position in the LVIP SSGA S&P 500 Index Fund and the S&P 500 FLEX options. In 2025, the US large cap stocks proved surprisingly resilient to policy changes, backed by the strong performance of the AI, communication services, and information technology sectors. For the year, the Fund captured 70% of the Index’s positive return with 60% of its volatility and 62% of its maximum peak-to-trough drawdown, which resulted in a higher return-to-risk ratio compared to the Index.

The largest contributors to the performance of the Fund are:

  The underlying LVIP SSGA S&P 500 Index Fund and the long call options which are used for providing exposure to the Index

The largest detractors from the performance of the Fund are:

  The put options which are used for providing downside protection

  The short call options that finance the put options, resulting in upside limitation

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of May 21, 2021 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P 500® Index	S&P U.S. Treasury Bond 0-1 Year Index
5/21/2021	$10,000	$10,000	$10,000	$10,000
12/31/2021	$10,696	$11,382	$11,565	$9,996
12/31/2022	$9,961	$9,171	$9,470	$10,048
12/31/2023	$11,617	$11,595	$11,960	$10,556
12/31/2024	$13,233	$14,388	$14,952	$11,104
12/31/2025	$14,757	$16,884	$17,625	$11,588

Average Annual Total Returns (%)

Sub header	1 year	Since Inception 5/21/2021
Service Class	11.52%	8.80%
Morningstar US Market Index	17.35%	12.02%
S&P 500® Index	17.88%	13.07%
S&P U.S. Treasury Bond 0-1 Year Index	4.35%	3.24%

Key Fund Statistics

Total Net Assets	$54,781,238
# of Portfolio Holdings	18
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$157,311

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	53.4%
Equity Funds	51.7%
Money Market Funds	0.1%
Other	(5.2%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

Lincoln Hedged S&P 500 Conservative Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about Lincoln Hedged S&P 500 Conservative Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$60	0.57%

How did the Fund perform last year and what affected its performance?

The Fund maintained its exposure to the S&P 500 Price Return Index (the “Index”) throughout the year via its position in the LVIP SSGA S&P 500 Index Fund and the S&P 500 FLEX options. In 2025, the US large cap stocks proved surprisingly resilient to policy changes, backed by the strong performance of the AI, communication services, and information technology sectors. For the year, the Fund captured 57% of the Index’s positive return with 42% of its volatility and 42% of its maximum peak-to-trough drawdown, which resulted in a higher return-to-risk ratio compared to the Index.

The largest contributors to the performance of the Fund are:

  The underlying LVIP SSGA S&P 500 Index Fund and the long call options which are used for providing exposure to the Index

The largest detractors from the performance of the Fund are:

  The put options which are used for providing downside protection

  The short call options that finance the put options, resulting in upside limitation

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of May 21, 2021 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P 500® Index	S&P U.S. Treasury Bond 0-1 Year Index
5/21/2021	$10,000	$10,000	$10,000	$10,000
12/31/2021	$10,369	$11,382	$11,565	$9,996
12/31/2022	$10,086	$9,171	$9,470	$10,048
12/31/2023	$11,436	$11,595	$11,960	$10,556
12/31/2024	$12,655	$14,388	$14,952	$11,104
12/31/2025	$13,878	$16,884	$17,625	$11,588

Average Annual Total Returns (%)

Sub header	1 year	Since Inception 5/21/2021
Standard Class	9.66%	7.36%
Morningstar US Market Index	17.35%	12.02%
S&P 500® Index	17.88%	13.07%
S&P U.S. Treasury Bond 0-1 Year Index	4.35%	3.24%

Key Fund Statistics

Total Net Assets	$25,890,522
# of Portfolio Holdings	18
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$81,877

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	54.3%
Equity Funds	52.8%
Money Market Funds	0.3%
Other	(7.4%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

Lincoln Hedged S&P 500 Conservative Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about Lincoln Hedged S&P 500 Conservative Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$96	0.92%

How did the Fund perform last year and what affected its performance?

The Fund maintained its exposure to the S&P 500 Price Return Index (the “Index”) throughout the year via its position in the LVIP SSGA S&P 500 Index Fund and the S&P 500 FLEX options. In 2025, the US large cap stocks proved surprisingly resilient to policy changes, backed by the strong performance of the AI, communication services, and information technology sectors. For the year, the Fund captured 57% of the Index’s positive return with 42% of its volatility and 42% of its maximum peak-to-trough drawdown, which resulted in a higher return-to-risk ratio compared to the Index.

The largest contributors to the performance of the Fund are:

  The underlying LVIP SSGA S&P 500 Index Fund and the long call options which are used for providing exposure to the Index

The largest detractors from the performance of the Fund are:

  The put options which are used for providing downside protection

  The short call options that finance the put options, resulting in upside limitation

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of May 21, 2021 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P 500® Index	S&P U.S. Treasury Bond 0-1 Year Index
5/21/2021	$10,000	$10,000	$10,000	$10,000
12/31/2021	$10,345	$11,382	$11,565	$9,996
12/31/2022	$10,028	$9,171	$9,470	$10,048
12/31/2023	$11,332	$11,595	$11,960	$10,556
12/31/2024	$12,495	$14,388	$14,952	$11,104
12/31/2025	$13,654	$16,884	$17,625	$11,588

Average Annual Total Returns (%)

Sub header	1 year	Since Inception 5/21/2021
Service Class	9.27%	6.98%
Morningstar US Market Index	17.35%	12.02%
S&P 500® Index	17.88%	13.07%
S&P U.S. Treasury Bond 0-1 Year Index	4.35%	3.24%

Key Fund Statistics

Total Net Assets	$25,890,522
# of Portfolio Holdings	18
Portfolio Turnover Rate	40%
Total Advisory Fees Paid	$81,877

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	54.3%
Equity Funds	52.8%
Money Market Funds	0.3%
Other	(7.4%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

Lincoln Opportunistic Hedged Equity Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about Lincoln Opportunistic Hedged Equity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$62	0.59%

How did the Fund perform last year and what affected its performance?

The Fund maintained its exposure to the S&P 500 Price Return Index (the “Index”) throughout the year via its position in the LVIP SSGA S&P 500 Index Fund and the S&P 500 FLEX options. In 2025, the US large cap stocks proved surprisingly resilient to policy changes, backed by the strong performance of the AI, communication services, and information technology sectors. For the year, the Fund captured 60% of the Index’s positive return with 65% of its volatility and 68% of its maximum peak-to-trough drawdown.

The largest contributors to the performance of the Fund are:

  The underlying LVIP SSGA S&P 500 Index Fund and the long call options which are used for providing exposure to the Index

The largest detractors from the performance of the Fund are:

  The put options which are used for providing downside protection

  The short call options that finance the put options, resulting in upside limitation

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of December 13, 2023 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P 500® Index	Lincoln Opportunistic Hedged Equity Composite
12/13/2023	$10,000	$10,000	$10,000	$10,000
12/31/2023	$10,092	$10,163	$10,141	$10,099
12/31/2024	$11,657	$12,612	$12,678	$11,798
12/31/2025	$12,841	$14,800	$14,945	$13,272

Average Annual Total Returns (%)

Sub header	1 year	Since Inception 12/13/2023
Standard Class	10.16%	12.96%
Morningstar US Market Index	17.35%	21.07%
S&P 500® Index	17.88%	21.65%
Lincoln Opportunistic Hedged Equity Composite	12.49%	14.80%

Key Fund Statistics

Total Net Assets	$10,783,039
# of Portfolio Holdings	6
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$45,158

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	52.3%
Equity Funds	50.5%
Money Market Funds	0.7%
Other	(3.5%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

Lincoln Opportunistic Hedged Equity Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about Lincoln Opportunistic Hedged Equity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$99	0.94%

How did the Fund perform last year and what affected its performance?

The Fund maintained its exposure to the S&P 500 Price Return Index (the “Index”) throughout the year via its position in the LVIP SSGA S&P 500 Index Fund and the S&P 500 FLEX options. In 2025, the US large cap stocks proved surprisingly resilient to policy changes, backed by the strong performance of the AI, communication services, and information technology sectors. For the year, the Fund captured 60% of the Index’s positive return with 65% of its volatility and 68% of its maximum peak-to-trough drawdown.

The largest contributors to the performance of the Fund are:

  The underlying LVIP SSGA S&P 500 Index Fund and the long call options which are used for providing exposure to the Index

The largest detractors from the performance of the Fund are:

  The put options which are used for providing downside protection

  The short call options that finance the put options, resulting in upside limitation

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of December 13, 2023 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P 500® Index	Lincoln Opportunistic Hedged Equity Composite
12/13/2023	$10,000	$10,000	$10,000	$10,000
12/31/2023	$10,090	$10,163	$10,141	$10,099
12/31/2024	$11,615	$12,612	$12,678	$11,798
12/31/2025	$12,749	$14,800	$14,945	$13,272

Average Annual Total Returns (%)

Sub header	1 year	Since Inception 12/13/2023
Service Class	9.77%	12.57%
Morningstar US Market Index	17.35%	21.07%
S&P 500® Index	17.88%	21.65%
Lincoln Opportunistic Hedged Equity Composite	12.49%	14.80%

Key Fund Statistics

Total Net Assets	$10,783,039
# of Portfolio Holdings	6
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$45,158

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Options	52.3%
Equity Funds	50.5%
Money Market Funds	0.7%
Other	(3.5%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Global Aggressive Growth Allocation Managed Risk Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Global Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$35	0.33%

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to domestic equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to actively managed multi-factor and international value funds generally contributed positively to performance.

  Conversely, equity allocations to actively managed international growth and domestic large cap value-oriented funds detracted from returns.

  Within fixed income, allocations to actively managed bond funds were generally in-line with the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of November 1, 2018 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 1000® Index	Global Aggressive Growth Blended Composite
11/1/2018	$10,000	$10,000	$10,000	$10,000
12/31/2018	$9,682	$9,155	$9,168	$9,465
12/31/2019	$11,372	$12,013	$12,049	$11,696
12/31/2020	$12,104	$14,524	$14,574	$13,564
12/31/2021	$13,887	$18,269	$18,430	$15,546
12/31/2022	$11,174	$14,719	$14,905	$12,971
12/31/2023	$12,748	$18,610	$18,859	$15,311
12/31/2024	$14,284	$23,094	$23,482	$17,225
12/31/2025	$16,417	$27,100	$27,559	$20,394

Average Annual Total Returns (%)

Sub header	1 year	5 years	Since Inception 11/1/2018
Standard Class	14.94%	6.29%	7.16%
Morningstar US Market Index	17.35%	13.29%	14.93%
Russell 1000® Index	17.37%	13.59%	15.20%
Global Aggressive Growth Blended Composite	18.40%	8.50%	10.46%

Key Fund Statistics

Total Net Assets	$340,109,288
# of Portfolio Holdings	38
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$794,137

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	51.7%
International Equity Funds	27.3%
Fixed Income Funds	17.7%
Money Market Funds	2.9%
Global Equity Funds	0.3%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Global Aggressive Growth Allocation Managed Risk Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Global Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$62	0.58%

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to domestic equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to actively managed multi-factor and international value funds generally contributed positively to performance.

  Conversely, equity allocations to actively managed international growth and domestic large cap value-oriented funds detracted from returns.

  Within fixed income, allocations to actively managed bond funds were generally in-line with the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of November 1, 2018 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 1000® Index	Global Aggressive Growth Blended Composite
11/1/2018	$10,000	$10,000	$10,000	$10,000
12/31/2018	$9,677	$9,155	$9,168	$9,465
12/31/2019	$11,340	$12,013	$12,049	$11,696
12/31/2020	$12,039	$14,524	$14,574	$13,564
12/31/2021	$13,779	$18,269	$18,430	$15,546
12/31/2022	$11,059	$14,719	$14,905	$12,971
12/31/2023	$12,585	$18,610	$18,859	$15,311
12/31/2024	$14,067	$23,094	$23,482	$17,225
12/31/2025	$16,127	$27,100	$27,559	$20,394

Average Annual Total Returns (%)

Sub header	1 year	5 years	Since Inception 11/1/2018
Service Class	14.64%	6.02%	6.90%
Morningstar US Market Index	17.35%	13.29%	14.93%
Russell 1000® Index	17.37%	13.59%	15.20%
Global Aggressive Growth Blended Composite	18.40%	8.50%	10.46%

Key Fund Statistics

Total Net Assets	$340,109,288
# of Portfolio Holdings	38
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$794,137

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	51.7%
International Equity Funds	27.3%
Fixed Income Funds	17.7%
Money Market Funds	2.9%
Global Equity Funds	0.3%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP U.S. Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$33	0.32%

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to domestic equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to multi-factor funds contributed positively to performance.

  Conversely, equity allocations to actively managed large and mid-cap value-oriented funds detracted from returns.

  Within fixed income, allocations to actively managed bond funds were generally in-line with the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of November 1, 2018 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 1000® Index	U.S. Aggressive Allocation Blended Composite
11/1/2018	$10,000	$10,000	$10,000	$10,000
12/31/2018	$9,639	$9,155	$9,168	$9,345
12/31/2019	$11,407	$12,013	$12,049	$11,787
12/31/2020	$12,380	$14,524	$14,574	$14,033
12/31/2021	$14,632	$18,269	$18,430	$16,701
12/31/2022	$11,476	$14,719	$14,905	$13,761
12/31/2023	$13,290	$18,610	$18,859	$16,500
12/31/2024	$15,295	$23,094	$23,482	$19,332
12/31/2025	$16,704	$27,100	$27,559	$22,041

Average Annual Total Returns (%)

Sub header	1 year	5 years	Since Inception 11/1/2018
Standard Class	9.21%	6.17%	7.42%
Morningstar US Market Index	17.35%	13.29%	14.93%
Russell 1000® Index	17.37%	13.59%	15.20%
U.S. Aggressive Allocation Blended Composite	14.01%	9.45%	11.66%

Key Fund Statistics

Total Net Assets	$246,325,079
# of Portfolio Holdings	22
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$543,440

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	79.1%
Fixed Income Funds	17.6%
Money Market Funds	3.0%
Global Equity Funds	0.2%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP U.S. Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$60	0.57%

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to domestic equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to multi-factor funds contributed positively to performance.

  Conversely, equity allocations to actively managed large and mid-cap value-oriented funds detracted from returns.

  Within fixed income, allocations to actively managed bond funds were generally in-line with the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of November 1, 2018 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 1000® Index	U.S. Aggressive Allocation Blended Composite
11/1/2018	$10,000	$10,000	$10,000	$10,000
12/31/2018	$9,635	$9,155	$9,168	$9,345
12/31/2019	$11,376	$12,013	$12,049	$11,787
12/31/2020	$12,316	$14,524	$14,574	$14,033
12/31/2021	$14,518	$18,269	$18,430	$16,701
12/31/2022	$11,359	$14,719	$14,905	$13,761
12/31/2023	$13,122	$18,610	$18,859	$16,500
12/31/2024	$15,064	$23,094	$23,482	$19,332
12/31/2025	$16,410	$27,100	$27,559	$22,041

Average Annual Total Returns (%)

Sub header	1 year	5 years	Since Inception 11/1/2018
Service Class	8.94%	5.91%	7.16%
Morningstar US Market Index	17.35%	13.29%	14.93%
Russell 1000® Index	17.37%	13.59%	15.20%
U.S. Aggressive Allocation Blended Composite	14.01%	9.45%	11.66%

Key Fund Statistics

Total Net Assets	$246,325,079
# of Portfolio Holdings	22
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$543,440

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	79.1%
Fixed Income Funds	17.6%
Money Market Funds	3.0%
Global Equity Funds	0.2%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP AllianceBernstein Large Cap Growth Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP AllianceBernstein Large Cap Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$67	0.63%

How did the Fund perform last year and what affected its performance?

For the full year 2025, the Fund rose in absolute terms but underperformed the Russell 1000 Growth. Stock selection hurt relative returns, while sector selection was neutral overall. Selection within industrials and healthcare detracted, while selection in technology and consumer staples contributed.

  Top detractors were lululemon athletica (sold before year end), Chipotle Mexican Grill, UnitedHealth Group, Progressive and Copart.

  Top contributors were Apple (underweight), Alphabet Inc. (underweight), TSMC, Monster Beverage and Broadcom.

Large-cap equities advanced in 2025, with growth stocks outperforming value. Volatility has been elevated, with high-beta and momentum factors leading, while quality factors, such as profitability, which the Fund is overweight, lagged.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 1000® Growth Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,139	$11,244	$10,708
12/31/2017	$13,556	$13,658	$13,943
12/31/2018	$13,404	$12,968	$13,732
12/31/2019	$17,567	$17,018	$18,729
12/31/2020	$23,973	$20,575	$25,938
12/31/2021	$28,881	$25,880	$33,096
12/31/2022	$17,121	$20,851	$23,453
12/31/2023	$25,052	$26,363	$33,462
12/31/2024	$31,548	$32,715	$44,623
12/31/2025	$35,965	$38,390	$52,906

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	14.00%	8.45%	13.65%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$1,605,453,571
# of Portfolio Holdings	73
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$8,933,319

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	96.9%
Money Market Funds	2.4%
Convertible Preferred Stocks	0.8%
Other	(0.1%)

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	20.6%
Interactive Media & Services	13.6%
Software	12.9%
Broadline Retail	7.3%
Financial Services	4.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP AllianceBernstein Large Cap Growth Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP AllianceBernstein Large Cap Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$94	0.88%

How did the Fund perform last year and what affected its performance?

For the full year 2025, the Fund rose in absolute terms but underperformed the Russell 1000 Growth. Stock selection hurt relative returns, while sector selection was neutral overall. Selection within industrials and healthcare detracted, while selection in technology and consumer staples contributed.

  Top detractors were lululemon athletica (sold before year end), Chipotle Mexican Grill, UnitedHealth Group, Progressive and Copart.

  Top contributors were Apple (underweight), Alphabet Inc. (underweight), TSMC, Monster Beverage and Broadcom.

Large-cap equities advanced in 2025, with growth stocks outperforming value. Volatility has been elevated, with high-beta and momentum factors leading, while quality factors, such as profitability, which the Fund is overweight, lagged.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 1000® Growth Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,114	$11,244	$10,708
12/31/2017	$13,489	$13,658	$13,943
12/31/2018	$13,305	$12,968	$13,732
12/31/2019	$17,393	$17,018	$18,729
12/31/2020	$23,677	$20,575	$25,938
12/31/2021	$28,454	$25,880	$33,096
12/31/2022	$16,826	$20,851	$23,453
12/31/2023	$24,558	$26,363	$33,462
12/31/2024	$30,849	$32,715	$44,623
12/31/2025	$35,080	$38,390	$52,906

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	13.72%	8.18%	13.37%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$1,605,453,571
# of Portfolio Holdings	73
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$8,933,319

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	96.9%
Money Market Funds	2.4%
Convertible Preferred Stocks	0.8%
Other	(0.1%)

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	20.6%
Interactive Media & Services	13.6%
Software	12.9%
Broadline Retail	7.3%
Financial Services	4.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Balanced Allocation Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Balanced Allocation Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$29	0.27%

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to domestic core and growth-oriented funds contributed positively to performance.

  Conversely, equity allocations to domestic value and global small cap funds detracted from returns as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within high yield contributed to returns.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Balanced Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,620	$10,254	$10,265	$10,569
12/31/2017	$12,192	$10,602	$10,628	$12,040
12/31/2018	$11,697	$10,617	$10,629	$11,563
12/31/2019	$13,759	$11,535	$11,556	$13,787
12/31/2020	$16,014	$12,399	$12,423	$15,568
12/31/2021	$17,715	$12,200	$12,232	$17,320
12/31/2022	$15,124	$10,615	$10,641	$14,746
12/31/2023	$17,193	$11,179	$11,229	$16,985
12/31/2024	$19,106	$11,331	$11,369	$18,684
12/31/2025	$22,062	$12,138	$12,199	$21,599

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	15.47%	6.62%	8.23%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Balanced Allocation Composite	15.60%	6.77%	8.00%

Key Fund Statistics

Total Net Assets	$849,578,657
# of Portfolio Holdings	10
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$1,748,500

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	40.1%
Fixed Income Funds	35.6%
Asset Allocation Funds	11.1%
International Equity Funds	10.2%
Global Equity Funds	3.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Balanced Allocation Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Balanced Allocation Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$67	0.62%

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to domestic core and growth-oriented funds contributed positively to performance.

  Conversely, equity allocations to domestic value and global small cap funds detracted from returns as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within high yield contributed to returns.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Balanced Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,583	$10,254	$10,265	$10,569
12/31/2017	$12,108	$10,602	$10,628	$12,040
12/31/2018	$11,576	$10,617	$10,629	$11,563
12/31/2019	$13,569	$11,535	$11,556	$13,787
12/31/2020	$15,736	$12,399	$12,423	$15,568
12/31/2021	$17,348	$12,200	$12,232	$17,320
12/31/2022	$14,759	$10,615	$10,641	$14,746
12/31/2023	$16,719	$11,179	$11,229	$16,985
12/31/2024	$18,513	$11,331	$11,369	$18,684
12/31/2025	$21,303	$12,138	$12,199	$21,599

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	15.07%	6.24%	7.86%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Balanced Allocation Composite	15.60%	6.77%	8.00%

Key Fund Statistics

Total Net Assets	$849,578,657
# of Portfolio Holdings	10
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$1,748,500

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	40.1%
Fixed Income Funds	35.6%
Asset Allocation Funds	11.1%
International Equity Funds	10.2%
Global Equity Funds	3.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Growth Allocation Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Growth Allocation Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$29	0.27%

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to domestic core and growth-oriented funds contributed positively to performance.

  Conversely, equity allocations to international funds generally detracted as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within investment grade credit contributed to returns.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P 500® Index	Growth Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,645	$11,244	$11,196	$10,586
12/31/2017	$12,514	$13,658	$13,640	$12,278
12/31/2018	$11,888	$12,968	$13,042	$11,651
12/31/2019	$14,220	$17,018	$17,149	$14,082
12/31/2020	$16,667	$20,575	$20,304	$15,938
12/31/2021	$18,481	$25,880	$26,132	$18,025
12/31/2022	$15,588	$20,851	$21,399	$15,301
12/31/2023	$17,919	$26,363	$27,025	$17,860
12/31/2024	$20,071	$32,715	$33,786	$19,807
12/31/2025	$23,498	$38,390	$39,827	$23,288

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	17.07%	7.11%	8.92%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%
Growth Allocation Composite	17.58%	7.88%	8.82%

Key Fund Statistics

Total Net Assets	$909,823,384
# of Portfolio Holdings	9
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$1,857,508

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	46.1%
Fixed Income Funds	26.8%
International Equity Funds	17.5%
Asset Allocation Funds	6.0%
Global Equity Funds	3.6%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Growth Allocation Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Growth Allocation Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$67	0.62%

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to domestic core and growth-oriented funds contributed positively to performance.

  Conversely, equity allocations to international funds generally detracted as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within investment grade credit contributed to returns.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P 500® Index	Growth Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,608	$11,244	$11,196	$10,586
12/31/2017	$12,427	$13,658	$13,640	$12,278
12/31/2018	$11,764	$12,968	$13,042	$11,651
12/31/2019	$14,022	$17,018	$17,149	$14,082
12/31/2020	$16,377	$20,575	$20,304	$15,938
12/31/2021	$18,098	$25,880	$26,132	$18,025
12/31/2022	$15,210	$20,851	$21,399	$15,301
12/31/2023	$17,424	$26,363	$27,025	$17,860
12/31/2024	$19,447	$32,715	$33,786	$19,807
12/31/2025	$22,688	$38,390	$39,827	$23,288

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	16.67%	6.74%	8.54%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%
Growth Allocation Composite	17.58%	7.88%	8.82%

Key Fund Statistics

Total Net Assets	$909,823,384
# of Portfolio Holdings	9
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$1,857,508

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	46.1%
Fixed Income Funds	26.8%
International Equity Funds	17.5%
Asset Allocation Funds	6.0%
Global Equity Funds	3.6%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Income Allocation Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Income Allocation Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$32	0.30%

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year.

  Equity allocations to domestic core and growth-oriented funds contributed positively to performance.

  Conversely, an equity allocation to a global small cap fund detracted from returns as the fund underperformed the equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within investment grade credit contributed to returns.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Income Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,562	$10,254	$10,265	$10,503
12/31/2017	$11,646	$10,602	$10,628	$11,547
12/31/2018	$11,347	$10,617	$10,629	$11,314
12/31/2019	$12,970	$11,535	$11,556	$13,092
12/31/2020	$14,808	$12,399	$12,423	$14,628
12/31/2021	$15,902	$12,200	$12,232	$15,672
12/31/2022	$13,773	$10,615	$10,641	$13,431
12/31/2023	$15,256	$11,179	$11,229	$15,032
12/31/2024	$16,550	$11,331	$11,369	$16,174
12/31/2025	$18,628	$12,138	$12,199	$18,126

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	12.56%	4.70%	6.42%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Income Allocation Composite	12.07%	4.38%	6.13%

Key Fund Statistics

Total Net Assets	$169,635,006
# of Portfolio Holdings	10
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$356,387

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	55.6%
Equity Funds	29.2%
Asset Allocation Funds	11.0%
International Equity Funds	2.9%
Global Equity Funds	1.3%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Income Allocation Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Income Allocation Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$69	0.65%

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund outperformed its composite benchmark for the year.

  Equity allocations to domestic core and growth-oriented funds contributed positively to performance.

  Conversely, an equity allocation to a global small cap fund detracted from returns as the fund underperformed the equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within investment grade credit contributed to returns.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Income Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,525	$10,254	$10,265	$10,503
12/31/2017	$11,565	$10,602	$10,628	$11,547
12/31/2018	$11,229	$10,617	$10,629	$11,314
12/31/2019	$12,790	$11,535	$11,556	$13,092
12/31/2020	$14,551	$12,399	$12,423	$14,628
12/31/2021	$15,571	$12,200	$12,232	$15,672
12/31/2022	$13,438	$10,615	$10,641	$13,431
12/31/2023	$14,836	$11,179	$11,229	$15,032
12/31/2024	$16,036	$11,331	$11,369	$16,174
12/31/2025	$17,987	$12,138	$12,199	$18,126

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	12.16%	4.33%	6.05%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Income Allocation Composite	12.07%	4.38%	6.13%

Key Fund Statistics

Total Net Assets	$169,635,006
# of Portfolio Holdings	10
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$356,387

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	55.6%
Equity Funds	29.2%
Asset Allocation Funds	11.0%
International Equity Funds	2.9%
Global Equity Funds	1.3%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Balanced Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Century Balanced Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$70	0.67%

How did the Fund perform last year and what affected its performance?

Major U.S. indices achieved double-digit gains for the calendar year.

  Stock choices in the information technology sector limited the Fund's gains.

  Selection in the semiconductors and semiconductor equipment and software industries produced a drag on relative performance.

  Positioning in the consumer discretionary sector also detracted from results.

  An overweight and selection among specialty retail stocks, and stock choices in textiles, apparel and luxury goods, detracted.

  Security selection in the communication services sector contributed to returns.

  Having no exposure to media stocks, along with selection in the interactive media and services industry, had a positive effect.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of April 29, 2024 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P 500® Index
4/29/2024	$10,000	$10,000	$10,000
12/31/2024	$10,888	$11,573	$11,605
12/31/2025	$11,947	$13,580	$13,680

Average Annual Total Returns (%)

Sub header	1 year	Since Inception 4/29/2024
Standard Class	9.73%	11.16%
Morningstar US Market Index	17.35%	20.09%
S&P 500® Index	17.88%	20.62%

Key Fund Statistics

Total Net Assets	$396,326,089
# of Portfolio Holdings	550
Portfolio Turnover Rate	96%
Total Advisory Fees Paid	$2,478,796

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	61.8%
Agency Mortgage-Backed Securities	10.5%
U.S. Treasury Obligations	9.3%
Corporate Bonds	9.2%
Non-Agency Collateralized Mortgage Obligations	4.2%
Non-Agency Asset-Backed Securities	1.5%
Money Market Funds	1.5%
Non-Agency Commercial Mortgage-Backed Securities	1.0%
Exchange-Traded Funds	0.7%
Agency Obligations	0.5%
Other	(0.2%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Balanced Fund

Standard Class II

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Century Balanced Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$81	0.77%

How did the Fund perform last year and what affected its performance?

Major U.S. indices achieved double-digit gains for the calendar year.

  Stock choices in the information technology sector limited the Fund's gains.

  Selection in the semiconductors and semiconductor equipment and software industries produced a drag on relative performance.

  Positioning in the consumer discretionary sector also detracted from results.

  An overweight and selection among specialty retail stocks, and stock choices in textiles, apparel and luxury goods, detracted.

  Security selection in the communication services sector contributed to returns.

  Having no exposure to media stocks, along with selection in the interactive media and services industry, had a positive effect.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class II	Morningstar US Market Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,699	$11,244	$11,196
12/31/2017	$12,188	$13,658	$13,640
12/31/2018	$11,721	$12,968	$13,042
12/31/2019	$14,048	$17,018	$17,149
12/31/2020	$15,807	$20,575	$20,304
12/31/2021	$18,300	$25,880	$26,132
12/31/2022	$15,140	$20,851	$21,399
12/31/2023	$17,625	$26,363	$27,025
12/31/2024	$19,751	$32,715	$33,786
12/31/2025	$21,650	$38,390	$39,827

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class II	9.62%	6.49%	8.03%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%

Key Fund Statistics

Total Net Assets	$396,326,089
# of Portfolio Holdings	550
Portfolio Turnover Rate	96%
Total Advisory Fees Paid	$2,478,796

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	61.8%
Agency Mortgage-Backed Securities	10.5%
U.S. Treasury Obligations	9.3%
Corporate Bonds	9.2%
Non-Agency Collateralized Mortgage Obligations	4.2%
Non-Agency Asset-Backed Securities	1.5%
Money Market Funds	1.5%
Non-Agency Commercial Mortgage-Backed Securities	1.0%
Exchange-Traded Funds	0.7%
Agency Obligations	0.5%
Other	(0.2%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Balanced Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Century Balanced Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$107	1.02%

How did the Fund perform last year and what affected its performance?

Major U.S. indices achieved double-digit gains for the calendar year.

  Stock choices in the information technology sector limited the Fund's gains.

  Selection in the semiconductors and semiconductor equipment and software industries produced a drag on relative performance.

  Positioning in the consumer discretionary sector also detracted from results.

  An overweight and selection among specialty retail stocks, and stock choices in textiles, apparel and luxury goods, detracted.

  Security selection in the communication services sector contributed to returns.

  Having no exposure to media stocks, along with selection in the interactive media and services industry, had a positive effect.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of May 2, 2016 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P 500® Index
5/2/2016	$10,000	$10,000	$10,000
12/31/2016	$10,467	$10,977	$10,919
12/31/2017	$11,893	$13,334	$13,303
12/31/2018	$11,425	$12,660	$12,720
12/31/2019	$13,640	$16,613	$16,725
12/31/2020	$15,314	$20,085	$19,802
12/31/2021	$17,684	$25,264	$25,486
12/31/2022	$14,594	$20,355	$20,870
12/31/2023	$16,947	$25,736	$26,356
12/31/2024	$18,945	$31,937	$32,951
12/31/2025	$20,713	$37,477	$38,842

Average Annual Total Returns (%)

Sub header	1 year	5 years	Since Inception 5/2/2016
Service Class	9.33%	6.23%	7.82%
Morningstar US Market Index	17.35%	13.29%	14.65%
S&P 500® Index	17.88%	14.42%	15.08%

Key Fund Statistics

Total Net Assets	$396,326,089
# of Portfolio Holdings	550
Portfolio Turnover Rate	96%
Total Advisory Fees Paid	$2,478,796

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	61.8%
Agency Mortgage-Backed Securities	10.5%
U.S. Treasury Obligations	9.3%
Corporate Bonds	9.2%
Non-Agency Collateralized Mortgage Obligations	4.2%
Non-Agency Asset-Backed Securities	1.5%
Money Market Funds	1.5%
Non-Agency Commercial Mortgage-Backed Securities	1.0%
Exchange-Traded Funds	0.7%
Agency Obligations	0.5%
Other	(0.2%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Capital Appreciation Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Century Capital Appreciation Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$59	0.57%

How did the Fund perform last year and what affected its performance?

Major U.S. indices achieved double-digit gains for the period.

  Security selection in the consumer discretionary sector limited the Fund's gains.

  In consumer discretionary, selection among hotels, restaurants and leisure stocks and an overweight in distributors hurt performance.

  Security selection in communication services also detracted from results.

  An underweight allocation, along with selection in the entertainment industry, hurt performance.

  Security selection in the information technology sector was the primary contributor to returns.

  In consumer discretionary, selection among hotels, restaurants and leisure stocks and an overweight in distributors hurt performance.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of September 22, 2017 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell Midcap® Growth Index
9/22/2017	$10,000	$10,000	$10,000
12/31/2017	$10,678	$10,734	$10,775
12/31/2018	$10,152	$10,192	$10,263
12/31/2019	$13,809	$13,374	$13,904
12/31/2020	$19,746	$16,169	$18,852
12/31/2021	$22,032	$20,338	$21,251
12/31/2022	$15,881	$16,387	$15,573
12/31/2023	$19,237	$20,718	$19,601
12/31/2024	$24,118	$25,710	$23,933
12/31/2025	$25,793	$30,170	$26,005

Average Annual Total Returns (%)

Sub header	1 year	5 years	Since Inception 9/22/2017
Standard Class	6.95%	5.49%	12.13%
Morningstar US Market Index	17.35%	13.29%	14.28%
Russell Midcap® Growth Index	8.66%	6.65%	12.24%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$470,077,221
# of Portfolio Holdings	85
Portfolio Turnover Rate	91%
Total Advisory Fees Paid	$2,710,230

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.3%
Money Market Funds	0.4%
Other	0.3%

Top 5 Industries (Equity)

Hotels, Restaurants & Leisure	11.1%
Software	8.7%
Aerospace & Defense	7.9%
Health Care Equipment & Supplies	6.2%
Life Sciences Tools & Services	6.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Capital Appreciation Fund

Standard Class II

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Century Capital Appreciation Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$82	0.79%

How did the Fund perform last year and what affected its performance?

Major U.S. indices achieved double-digit gains for the period.

  Security selection in the consumer discretionary sector limited the Fund's gains.

  In consumer discretionary, selection among hotels, restaurants and leisure stocks and an overweight in distributors hurt performance.

  Security selection in communication services also detracted from results.

  An underweight allocation, along with selection in the entertainment industry, hurt performance.

  Security selection in the information technology sector was the primary contributor to returns.

  In consumer discretionary, selection among hotels, restaurants and leisure stocks and an overweight in distributors hurt performance.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class II	Morningstar US Market Index	Russell Midcap® Growth Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,323	$11,244	$10,733
12/31/2017	$12,572	$13,658	$13,445
12/31/2018	$11,919	$12,968	$12,806
12/31/2019	$16,158	$17,018	$17,348
12/31/2020	$23,018	$20,575	$23,522
12/31/2021	$25,586	$25,880	$26,516
12/31/2022	$18,394	$20,851	$19,431
12/31/2023	$22,199	$26,363	$24,457
12/31/2024	$27,745	$32,715	$29,863
12/31/2025	$29,609	$38,390	$32,448

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class II	6.72%	5.16%	11.47%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$470,077,221
# of Portfolio Holdings	85
Portfolio Turnover Rate	91%
Total Advisory Fees Paid	$2,710,230

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.3%
Money Market Funds	0.4%
Other	0.3%

Top 5 Industries (Equity)

Hotels, Restaurants & Leisure	11.1%
Software	8.7%
Aerospace & Defense	7.9%
Health Care Equipment & Supplies	6.2%
Life Sciences Tools & Services	6.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Capital Appreciation Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Century Capital Appreciation Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$97	0.94%

How did the Fund perform last year and what affected its performance?

Major U.S. indices achieved double-digit gains for the period.

  Security selection in the consumer discretionary sector limited the Fund's gains.

  In consumer discretionary, selection among hotels, restaurants and leisure stocks and an overweight in distributors hurt performance.

  Security selection in communication services also detracted from results.

  An underweight allocation, along with selection in the entertainment industry, hurt performance.

  Security selection in the information technology sector was the primary contributor to returns.

  In consumer discretionary, selection among hotels, restaurants and leisure stocks and an overweight in distributors hurt performance.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell Midcap® Growth Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,308	$11,244	$10,733
12/31/2017	$12,542	$13,658	$13,445
12/31/2018	$11,869	$12,968	$12,806
12/31/2019	$16,061	$17,018	$17,348
12/31/2020	$22,853	$20,575	$23,522
12/31/2021	$25,377	$25,880	$26,516
12/31/2022	$18,209	$20,851	$19,431
12/31/2023	$21,951	$26,363	$24,457
12/31/2024	$27,392	$32,715	$29,863
12/31/2025	$29,189	$38,390	$32,448

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	6.56%	5.02%	11.31%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$470,077,221
# of Portfolio Holdings	85
Portfolio Turnover Rate	91%
Total Advisory Fees Paid	$2,710,230

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.3%
Money Market Funds	0.4%
Other	0.3%

Top 5 Industries (Equity)

Hotels, Restaurants & Leisure	11.1%
Software	8.7%
Aerospace & Defense	7.9%
Health Care Equipment & Supplies	6.2%
Life Sciences Tools & Services	6.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Disciplined Core Value Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Century Disciplined Core Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$66	0.61%

How did the Fund perform last year and what affected its performance?

Large-cap core and value stocks posted positive performance during the period, assisted by easing tariff fears, improving economic growth and further anticipated easing by the U.S. Federal Reserve (the "Fed"). The Fed made three cuts of 25 bps each late in 2025. While sector allocation decisions contributed, the underperformance of the Fund relative to the secondary benchmark was due largely to to stock selection.

  The consumer staples sector was the primary detractor. Selection hampered results primarily in the consumer staples distribution and retail industry.

  An overweight in personal care products also detracted, as did a lack of exposure to the tobacco industry.

  Stock selections in the communication services sector also detracted, with an underweight of Alphabet hampering results most.

  In health care, selection contributed most, though an overweight in biotechnology was also beneficial.

  Selection was strongest in the health care equipment and supplies industry.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of April 29, 2024 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 1000® Value Index
4/29/2024	$10,000	$10,000	$10,000
12/31/2024	$10,670	$11,573	$10,809
12/31/2025	$12,267	$13,580	$12,528

Average Annual Total Returns (%)

Sub header	1 year	Since Inception 4/29/2024
Standard Class	14.97%	12.92%
Morningstar US Market Index	17.35%	20.09%
Russell 1000® Value Index	15.91%	14.44%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$254,043,326
# of Portfolio Holdings	191
Portfolio Turnover Rate	104%
Total Advisory Fees Paid	$1,726,880

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.1%
Money Market Funds	0.9%
Other	0.0%

Top 5 Industries (Equity)

Banks	11.3%
Pharmaceuticals	6.2%
Semiconductors & Semiconductor Equipment	5.5%
Consumer Staples Distribution & Retail	5.3%
Financial Services	5.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Disciplined Core Value Fund

Standard Class II

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Century Disciplined Core Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$76	0.71%

How did the Fund perform last year and what affected its performance?

Large-cap core and value stocks posted positive performance during the period, assisted by easing tariff fears, improving economic growth and further anticipated easing by the U.S. Federal Reserve (the "Fed"). The Fed made three cuts of 25 bps each late in 2025. While sector allocation decisions contributed, the underperformance of the Fund relative to the secondary benchmark was due largely to to stock selection.

  The consumer staples sector was the primary detractor. Selection hampered results primarily in the consumer staples distribution and retail industry.

  An overweight in personal care products also detracted, as did a lack of exposure to the tobacco industry.

  Stock selections in the communication services sector also detracted, with an underweight of Alphabet hampering results most.

  In health care, selection contributed most, though an overweight in biotechnology was also beneficial.

  Selection was strongest in the health care equipment and supplies industry.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class II	Morningstar US Market Index	Russell 1000® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,348	$11,244	$11,734
12/31/2017	$13,673	$13,658	$13,337
12/31/2018	$12,734	$12,968	$12,235
12/31/2019	$15,784	$17,018	$15,482
12/31/2020	$17,648	$20,575	$15,915
12/31/2021	$21,821	$25,880	$19,919
12/31/2022	$19,042	$20,851	$18,418
12/31/2023	$20,690	$26,363	$20,529
12/31/2024	$23,399	$32,715	$23,478
12/31/2025	$26,875	$38,390	$27,213

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class II	14.86%	8.78%	10.39%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$254,043,326
# of Portfolio Holdings	191
Portfolio Turnover Rate	104%
Total Advisory Fees Paid	$1,726,880

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.1%
Money Market Funds	0.9%
Other	0.0%

Top 5 Industries (Equity)

Banks	11.3%
Pharmaceuticals	6.2%
Semiconductors & Semiconductor Equipment	5.5%
Consumer Staples Distribution & Retail	5.3%
Financial Services	5.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Disciplined Core Value Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Century Disciplined Core Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$103	0.96%

How did the Fund perform last year and what affected its performance?

Large-cap core and value stocks posted positive performance during the period, assisted by easing tariff fears, improving economic growth and further anticipated easing by the U.S. Federal Reserve (the "Fed"). The Fed made three cuts of 25 bps each late in 2025. While sector allocation decisions contributed, the underperformance of the Fund relative to the secondary benchmark was due largely to to stock selection.

  The consumer staples sector was the primary detractor. Selection hampered results primarily in the consumer staples distribution and retail industry.

  An overweight in personal care products also detracted, as did a lack of exposure to the tobacco industry.

  Stock selections in the communication services sector also detracted, with an underweight of Alphabet hampering results most.

  In health care, selection contributed most, though an overweight in biotechnology was also beneficial.

  Selection was strongest in the health care equipment and supplies industry.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 1000® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,320	$11,244	$11,734
12/31/2017	$13,617	$13,658	$13,337
12/31/2018	$12,638	$12,968	$12,235
12/31/2019	$15,639	$17,018	$15,482
12/31/2020	$17,429	$20,575	$15,915
12/31/2021	$21,498	$25,880	$19,919
12/31/2022	$18,739	$20,851	$18,418
12/31/2023	$20,282	$26,363	$20,529
12/31/2024	$22,887	$32,715	$23,478
12/31/2025	$26,220	$38,390	$27,213

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	14.56%	8.51%	10.12%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$254,043,326
# of Portfolio Holdings	191
Portfolio Turnover Rate	104%
Total Advisory Fees Paid	$1,726,880

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.1%
Money Market Funds	0.9%
Other	0.0%

Top 5 Industries (Equity)

Banks	11.3%
Pharmaceuticals	6.2%
Semiconductors & Semiconductor Equipment	5.5%
Consumer Staples Distribution & Retail	5.3%
Financial Services	5.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Inflation Protection Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Century Inflation Protection Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.36%

How did the Fund perform last year and what affected its performance?

Inflation moderated slightly over the period but remained above the U.S. Federal Reserve’s (the "Fed") 2% target. Nevertheless, a slowing labor market led to three rate cuts by the Fed late in the year. These factors, along with tariff policy uncertainty, resilient economic growth and the longest government shutdown in U.S. history, influenced the investment landscape in 2025. For the full year 2025, the Fund rose in absolute terms but underperformed the Bloomberg US Treasury US TIPS TR USD (the "Index").

  Sector allocations drove performance, particularly out-of-index positions in securitized and investment-grade credit securities.

  The Fund's allocation to Treasury Inflation-Protected Securities (TIPS) weighed on results, largely due to different year-end securities pricing schedules for the Fund and the Index.

  To maximize inflation exposure while adhering to the IRS-mandated TIPS limit (55% of assets), inflation swaps were used to create an inflation overlay for the non-index securities. This strategy aided results.

  Positioning along the yield curve and carry/roll-down effects detracted from performance. However, positioning in non-U.S. markets, including Canada, Australia, New Zealand and the U.K., provided a positive offset.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of April 29, 2024 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Treasury U.S.TIPS Index
4/29/2024	$10,000	$10,000	$10,000
12/31/2024	$10,352	$10,427	$10,324
12/31/2025	$11,046	$11,169	$11,048

Average Annual Total Returns (%)

Sub header	1 year	Since Inception 4/29/2024
Standard Class	6.71%	6.09%
Morningstar US Core Bond Index	7.12%	6.84%
Bloomberg U.S. Treasury U.S.TIPS Index	7.01%	6.14%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$264,613,452
# of Portfolio Holdings	178
Portfolio Turnover Rate	111%
Total Advisory Fees Paid	$1,435,281

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	60.6%
AAA	16.6%
AA	4.7%
A	6.2%
BBB	8.3%
Not Rated	3.6%

Asset Allocation

U.S. Treasury Obligations	51.8%
Corporate Bonds	14.7%
Non-Agency Collateralized Mortgage Obligations	10.3%
Sovereign Bonds	8.3%
Agency Mortgage-Backed Securities	5.2%
Money Market Funds	4.6%
Non-Agency Commercial Mortgage-Backed Securities	1.7%
Non-Agency Asset-Backed Securities	1.4%
Municipal Bonds	0.8%
Other	1.2%

Top 5 Industries (Fixed Income)

Banks	4.2%
Electric	2.8%
Diversified Financial Services	1.3%
Biotechnology	1.0%
Retail	0.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Inflation Protection Fund

Standard Class II

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Century Inflation Protection Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$48	0.46%

How did the Fund perform last year and what affected its performance?

Inflation moderated slightly over the period but remained above the U.S. Federal Reserve’s (the "Fed") 2% target. Nevertheless, a slowing labor market led to three rate cuts by the Fed late in the year. These factors, along with tariff policy uncertainty, resilient economic growth and the longest government shutdown in U.S. history, influenced the investment landscape in 2025. For the full year 2025, the Fund rose in absolute terms but underperformed the Bloomberg US Treasury US TIPS TR USD (the "Index").

  Sector allocations drove performance, particularly out-of-index positions in securitized and investment-grade credit securities.

  The Fund's allocation to Treasury Inflation-Protected Securities (TIPS) weighed on results, largely due to different year-end securities pricing schedules for the Fund and the Index.

  To maximize inflation exposure while adhering to the IRS-mandated TIPS limit (55% of assets), inflation swaps were used to create an inflation overlay for the non-index securities. This strategy aided results.

  Positioning along the yield curve and carry/roll-down effects detracted from performance. However, positioning in non-U.S. markets, including Canada, Australia, New Zealand and the U.K., provided a positive offset.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class II	Morningstar US Core Bond Index	Bloomberg U.S. Treasury U.S.TIPS Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,471	$10,254	$10,468
12/31/2017	$10,881	$10,602	$10,783
12/31/2018	$10,602	$10,617	$10,647
12/31/2019	$11,572	$11,535	$11,544
12/31/2020	$12,707	$12,399	$12,813
12/31/2021	$13,548	$12,200	$13,577
12/31/2022	$11,803	$10,615	$11,968
12/31/2023	$12,228	$11,179	$12,435
12/31/2024	$12,450	$11,331	$12,663
12/31/2025	$13,272	$12,138	$13,550

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class II	6.60%	0.87%	2.87%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Treasury U.S.TIPS Index	7.01%	1.12%	3.09%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$264,613,452
# of Portfolio Holdings	178
Portfolio Turnover Rate	111%
Total Advisory Fees Paid	$1,435,281

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	60.6%
AAA	16.6%
AA	4.7%
A	6.2%
BBB	8.3%
Not Rated	3.6%

Asset Allocation

U.S. Treasury Obligations	51.8%
Corporate Bonds	14.7%
Non-Agency Collateralized Mortgage Obligations	10.3%
Sovereign Bonds	8.3%
Agency Mortgage-Backed Securities	5.2%
Money Market Funds	4.6%
Non-Agency Commercial Mortgage-Backed Securities	1.7%
Non-Agency Asset-Backed Securities	1.4%
Municipal Bonds	0.8%
Other	1.2%

Top 5 Industries (Fixed Income)

Banks	4.2%
Electric	2.8%
Diversified Financial Services	1.3%
Biotechnology	1.0%
Retail	0.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Inflation Protection Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Century Inflation Protection Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$73	0.71%

How did the Fund perform last year and what affected its performance?

Inflation moderated slightly over the period but remained above the U.S. Federal Reserve’s (the "Fed") 2% target. Nevertheless, a slowing labor market led to three rate cuts by the Fed late in the year. These factors, along with tariff policy uncertainty, resilient economic growth and the longest government shutdown in U.S. history, influenced the investment landscape in 2025. For the full year 2025, the Fund rose in absolute terms but underperformed the Bloomberg US Treasury US TIPS TR USD (the "Index").

  Sector allocations drove performance, particularly out-of-index positions in securitized and investment-grade credit securities.

  The Fund's allocation to Treasury Inflation-Protected Securities (TIPS) weighed on results, largely due to different year-end securities pricing schedules for the Fund and the Index.

  To maximize inflation exposure while adhering to the IRS-mandated TIPS limit (55% of assets), inflation swaps were used to create an inflation overlay for the non-index securities. This strategy aided results.

  Positioning along the yield curve and carry/roll-down effects detracted from performance. However, positioning in non-U.S. markets, including Canada, Australia, New Zealand and the U.K., provided a positive offset.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Treasury U.S.TIPS Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,439	$10,254	$10,468
12/31/2017	$10,822	$10,602	$10,783
12/31/2018	$10,517	$10,617	$10,647
12/31/2019	$11,453	$11,535	$11,544
12/31/2020	$12,547	$12,399	$12,813
12/31/2021	$13,334	$12,200	$13,577
12/31/2022	$11,590	$10,615	$11,968
12/31/2023	$11,984	$11,179	$12,435
12/31/2024	$12,169	$11,331	$12,663
12/31/2025	$12,939	$12,138	$13,550

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	6.33%	0.62%	2.61%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Treasury U.S.TIPS Index	7.01%	1.12%	3.09%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$264,613,452
# of Portfolio Holdings	178
Portfolio Turnover Rate	111%
Total Advisory Fees Paid	$1,435,281

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	60.6%
AAA	16.6%
AA	4.7%
A	6.2%
BBB	8.3%
Not Rated	3.6%

Asset Allocation

U.S. Treasury Obligations	51.8%
Corporate Bonds	14.7%
Non-Agency Collateralized Mortgage Obligations	10.3%
Sovereign Bonds	8.3%
Agency Mortgage-Backed Securities	5.2%
Money Market Funds	4.6%
Non-Agency Commercial Mortgage-Backed Securities	1.7%
Non-Agency Asset-Backed Securities	1.4%
Municipal Bonds	0.8%
Other	1.2%

Top 5 Industries (Fixed Income)

Banks	4.2%
Electric	2.8%
Diversified Financial Services	1.3%
Biotechnology	1.0%
Retail	0.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century International Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Century International Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$92	0.85%

How did the Fund perform last year and what affected its performance?

Non-U.S. developed markets stocks finished the period higher. Central banks in most developed economies cut their benchmark interest rates, although Japan was the exception. From a style perspective, value solidly outperformed growth in non-U.S. developed markets. U.S. tariff threats caused periods of volatility, and artificial intelligence-related uncertainties drove a rotation into value-oriented sectors.The Fund underperformed the MSCI EAFE NR USD for the period due to stock selection and less-favored factor exposures.

  Stock selection within the financials sector was a notable source of underperformance as the London Stock Exchange Group was the top individual detractor from relative performance. The company faced headwinds primarily due to slowing annual growth in its data subscriptions. The Fund's overall underweighting of the sector, especially banks, also weighed on relative performance.

  Within the consumer discretionary sector, Ferrari was another notable detractor after management guided conservatively with financial targets despite strong orders. Textiles, apparel and luxury goods industry holdings were another area of relative weakness.

  Societe Generale was the top individual contributor to relative returns for the period as the France-based investment bank reported  strong quarterly results and a boosted profit outlook. The bank has benefited from initiatives to improve its performance versus peers.

  Underweight allocations to the real estate and energy sectors also helped with a lack of exposure to underperforming benchmark names.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of April 29, 2024 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
4/29/2024	$10,000	$10,000	$10,000
12/31/2024	$10,032	$10,161	$10,057
12/31/2025	$11,648	$13,453	$13,197

Average Annual Total Returns (%)

Sub header	1 year	Since Inception 4/29/2024
Standard Class	16.11%	9.49%
Morningstar Developed Markets ex-US Index	32.39%	19.41%
MSCI EAFE Index (net dividends)	31.22%	18.05%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$151,174,231
# of Portfolio Holdings	99
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$1,268,648

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 5 Countries (Equity)

Japan	19.1%
France	15.8%
United Kingdom	14.5%
Switzerland	7.6%
Germany	7.3%

Asset Allocation

Common Stock	98.6%
Money Market Funds	1.2%
Other	0.2%

Top 5 Industries (Equity)

Banks	12.6%
Pharmaceuticals	8.9%
Semiconductors & Semiconductor Equipment	6.3%
Aerospace & Defense	6.3%
Textiles, Apparel & Luxury Goods	5.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century International Fund

Standard Class II

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Century International Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$103	0.95%

How did the Fund perform last year and what affected its performance?

Non-U.S. developed markets stocks finished the period higher. Central banks in most developed economies cut their benchmark interest rates, although Japan was the exception. From a style perspective, value solidly outperformed growth in non-U.S. developed markets. U.S. tariff threats caused periods of volatility, and artificial intelligence-related uncertainties drove a rotation into value-oriented sectors.The Fund underperformed the MSCI EAFE NR USD for the period due to stock selection and less-favored factor exposures.

  Stock selection within the financials sector was a notable source of underperformance as the London Stock Exchange Group was the top individual detractor from relative performance. The company faced headwinds primarily due to slowing annual growth in its data subscriptions. The Fund's overall underweighting of the sector, especially banks, also weighed on relative performance.

  Within the consumer discretionary sector, Ferrari was another notable detractor after management guided conservatively with financial targets despite strong orders. Textiles, apparel and luxury goods industry holdings were another area of relative weakness.

  Societe Generale was the top individual contributor to relative returns for the period as the France-based investment bank reported  strong quarterly results and a boosted profit outlook. The bank has benefited from initiatives to improve its performance versus peers.

  Underweight allocations to the real estate and energy sectors also helped with a lack of exposure to underperforming benchmark names.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class II	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$9,450	$10,283	$10,100
12/31/2017	$12,399	$12,844	$12,628
12/31/2018	$10,512	$10,997	$10,887
12/31/2019	$13,499	$13,498	$13,284
12/31/2020	$16,993	$14,636	$14,322
12/31/2021	$18,480	$16,419	$15,935
12/31/2022	$13,905	$13,913	$13,632
12/31/2023	$15,654	$16,313	$16,118
12/31/2024	$16,061	$17,027	$16,735
12/31/2025	$18,629	$22,543	$21,959

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class II	15.98%	1.85%	6.42%
Morningstar Developed Markets ex-US Index	32.39%	9.02%	8.47%
MSCI EAFE Index (net dividends)	31.22%	8.92%	8.18%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$151,174,231
# of Portfolio Holdings	99
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$1,268,648

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 5 Countries (Equity)

Japan	19.1%
France	15.8%
United Kingdom	14.5%
Switzerland	7.6%
Germany	7.3%

Asset Allocation

Common Stock	98.6%
Money Market Funds	1.2%
Other	0.2%

Top 5 Industries (Equity)

Banks	12.6%
Pharmaceuticals	8.9%
Semiconductors & Semiconductor Equipment	6.3%
Aerospace & Defense	6.3%
Textiles, Apparel & Luxury Goods	5.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century International Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Century International Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$119	1.10%

How did the Fund perform last year and what affected its performance?

Non-U.S. developed markets stocks finished the period higher. Central banks in most developed economies cut their benchmark interest rates, although Japan was the exception. From a style perspective, value solidly outperformed growth in non-U.S. developed markets. U.S. tariff threats caused periods of volatility, and artificial intelligence-related uncertainties drove a rotation into value-oriented sectors.The Fund underperformed the MSCI EAFE NR USD for the period due to stock selection and less-favored factor exposures.

  Stock selection within the financials sector was a notable source of underperformance as the London Stock Exchange Group was the top individual detractor from relative performance. The company faced headwinds primarily due to slowing annual growth in its data subscriptions. The Fund's overall underweighting of the sector, especially banks, also weighed on relative performance.

  Within the consumer discretionary sector, Ferrari was another notable detractor after management guided conservatively with financial targets despite strong orders. Textiles, apparel and luxury goods industry holdings were another area of relative weakness.

  Societe Generale was the top individual contributor to relative returns for the period as the France-based investment bank reported  strong quarterly results and a boosted profit outlook. The bank has benefited from initiatives to improve its performance versus peers.

  Underweight allocations to the real estate and energy sectors also helped with a lack of exposure to underperforming benchmark names.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$9,445	$10,283	$10,100
12/31/2017	$12,366	$12,844	$12,628
12/31/2018	$10,475	$10,997	$10,887
12/31/2019	$13,423	$13,498	$13,284
12/31/2020	$16,866	$14,636	$14,322
12/31/2021	$18,317	$16,419	$15,935
12/31/2022	$13,764	$13,913	$13,632
12/31/2023	$15,474	$16,313	$16,118
12/31/2024	$15,854	$17,027	$16,735
12/31/2025	$18,361	$22,543	$21,959

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	15.81%	1.71%	6.27%
Morningstar Developed Markets ex-US Index	32.39%	9.02%	8.47%
MSCI EAFE Index (net dividends)	31.22%	8.92%	8.18%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$151,174,231
# of Portfolio Holdings	99
Portfolio Turnover Rate	92%
Total Advisory Fees Paid	$1,268,648

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 5 Countries (Equity)

Japan	19.1%
France	15.8%
United Kingdom	14.5%
Switzerland	7.6%
Germany	7.3%

Asset Allocation

Common Stock	98.6%
Money Market Funds	1.2%
Other	0.2%

Top 5 Industries (Equity)

Banks	12.6%
Pharmaceuticals	8.9%
Semiconductors & Semiconductor Equipment	6.3%
Aerospace & Defense	6.3%
Textiles, Apparel & Luxury Goods	5.1%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Large Company Value Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Century Large Company Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$65	0.60%

How did the Fund perform last year and what affected its performance?

All sectors advanced during the 2025 market rally, with the communication services and information technology sectors posting the highest returns. Additionally, large-cap stocks outperformed mid- and small-cap stocks, and growth outperformed value.

  Security selection in the information techology sector detracted from secondary benchmark relative performance, particularly in the semiconductors and semiconductor equipment industry.

  Fund choices in the materials sector also weighed on performance, and Graphic Packaging Holding was a notable detractor. Consumers cut back on food purchases due to increasing food prices, which challenged volumes for this packaging company.

  On the other hand, security selection in the industrials sector helped performance, particularly in the machinery industry.

  Pharmaceutical company Johnson & Johnson was also a key contributor, driven by it strong 2026 guidance and attractive product pipeline.

Although it is not a principal investment strategy, the portfolio managers use foreign currency exchange contracts to hedge potential foreign currency fluctuations.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of April 29, 2024 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 1000® Value Index
4/29/2024	$10,000	$10,000	$10,000
12/31/2024	$10,661	$11,573	$10,809
12/31/2025	$12,316	$13,580	$12,528

Average Annual Total Returns (%)

Sub header	1 year	Since Inception 4/29/2024
Standard Class	15.52%	13.18%
Morningstar US Market Index	17.35%	20.09%
Russell 1000® Value Index	15.91%	14.44%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$154,634,842
# of Portfolio Holdings	89
Portfolio Turnover Rate	64%
Total Advisory Fees Paid	$847,555

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	98.4%
Money Market Funds	1.5%
Other	0.1%

Top 5 Industries (Equity)

Banks	7.5%
Capital Markets	6.4%
Health Care Equipment & Supplies	6.3%
Oil, Gas & Consumable Fuels	5.3%
Beverages	4.6%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Large Company Value Fund

Standard Class II

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Century Large Company Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$75	0.70%

How did the Fund perform last year and what affected its performance?

All sectors advanced during the 2025 market rally, with the communication services and information technology sectors posting the highest returns. Additionally, large-cap stocks outperformed mid- and small-cap stocks, and growth outperformed value.

  Security selection in the information techology sector detracted from secondary benchmark relative performance, particularly in the semiconductors and semiconductor equipment industry.

  Fund choices in the materials sector also weighed on performance, and Graphic Packaging Holding was a notable detractor. Consumers cut back on food purchases due to increasing food prices, which challenged volumes for this packaging company.

  On the other hand, security selection in the industrials sector helped performance, particularly in the machinery industry.

  Pharmaceutical company Johnson & Johnson was also a key contributor, driven by it strong 2026 guidance and attractive product pipeline.

Although it is not a principal investment strategy, the portfolio managers use foreign currency exchange contracts to hedge potential foreign currency fluctuations.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class II	Morningstar US Market Index	Russell 1000® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,525	$11,244	$11,734
12/31/2017	$12,801	$13,658	$13,337
12/31/2018	$11,772	$12,968	$12,235
12/31/2019	$15,006	$17,018	$15,482
12/31/2020	$15,399	$20,575	$15,915
12/31/2021	$18,742	$25,880	$19,919
12/31/2022	$18,693	$20,851	$18,418
12/31/2023	$19,419	$26,363	$20,529
12/31/2024	$21,502	$32,715	$23,478
12/31/2025	$24,813	$38,390	$27,213

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class II	15.40%	10.01%	9.51%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$154,634,842
# of Portfolio Holdings	89
Portfolio Turnover Rate	64%
Total Advisory Fees Paid	$847,555

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	98.4%
Money Market Funds	1.5%
Other	0.1%

Top 5 Industries (Equity)

Banks	7.5%
Capital Markets	6.4%
Health Care Equipment & Supplies	6.3%
Oil, Gas & Consumable Fuels	5.3%
Beverages	4.6%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Large Company Value Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Century Large Company Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$91	0.85%

How did the Fund perform last year and what affected its performance?

All sectors advanced during the 2025 market rally, with the communication services and information technology sectors posting the highest returns. Additionally, large-cap stocks outperformed mid- and small-cap stocks, and growth outperformed value.

  Security selection in the information techology sector detracted from secondary benchmark relative performance, particularly in the semiconductors and semiconductor equipment industry.

  Fund choices in the materials sector also weighed on performance, and Graphic Packaging Holding was a notable detractor. Consumers cut back on food purchases due to increasing food prices, which challenged volumes for this packaging company.

  On the other hand, security selection in the industrials sector helped performance, particularly in the machinery industry.

  Pharmaceutical company Johnson & Johnson was also a key contributor, driven by it strong 2026 guidance and attractive product pipeline.

Although it is not a principal investment strategy, the portfolio managers use foreign currency exchange contracts to hedge potential foreign currency fluctuations.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 1000® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,502	$11,244	$11,734
12/31/2017	$12,763	$13,658	$13,337
12/31/2018	$11,718	$12,968	$12,235
12/31/2019	$14,918	$17,018	$15,482
12/31/2020	$15,289	$20,575	$15,915
12/31/2021	$18,580	$25,880	$19,919
12/31/2022	$18,496	$20,851	$18,418
12/31/2023	$19,194	$26,363	$20,529
12/31/2024	$21,213	$32,715	$23,478
12/31/2025	$24,443	$38,390	$27,213

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	15.23%	9.84%	9.35%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$154,634,842
# of Portfolio Holdings	89
Portfolio Turnover Rate	64%
Total Advisory Fees Paid	$847,555

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	98.4%
Money Market Funds	1.5%
Other	0.1%

Top 5 Industries (Equity)

Banks	7.5%
Capital Markets	6.4%
Health Care Equipment & Supplies	6.3%
Oil, Gas & Consumable Fuels	5.3%
Beverages	4.6%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Mid Cap Value Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Century Mid Cap Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$79	0.76%

How did the Fund perform last year and what affected its performance?

Major U.S. indices achieved double-digit gains for the period.

  Security selection and an underweight in the information technology sector limited the Fund's gains relative to the secondary benchmark. In information technology, selection among computers and peripherals as well as communications equipment stocks hurt performance. Security selection in materials also detracted from results.

  Selection and an underweight in metals and mining stocks and selection and an overweight in containers and packaging hurt performance.

  Security selection in the industrials sector, and to a lesser degree an underweight, contributed to returns.

  Selection within machinery stocks, combined with no investment in professional services, had a positive effect.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of April 29, 2024 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell Midcap® Value Index
4/29/2024	$10,000	$10,000	$10,000
12/31/2024	$10,693	$11,573	$10,843
12/31/2025	$11,666	$13,580	$12,041

Average Annual Total Returns (%)

Sub header	1 year	Since Inception 4/29/2024
Standard Class	9.11%	9.59%
Morningstar US Market Index	17.35%	20.09%
Russell Midcap® Value Index	11.05%	11.75%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$459,433,195
# of Portfolio Holdings	127
Portfolio Turnover Rate	86%
Total Advisory Fees Paid	$4,191,410

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	96.5%
Money Market Funds	2.4%
Preferred Stocks	0.9%
Other	0.2%

Top 5 Industries (Equity)

Health Care Equipment & Supplies	7.5%
Banks	7.2%
Machinery	5.7%
Health Care Providers & Services	5.4%
Electric Utilities	5.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Mid Cap Value Fund

Standard Class II

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Century Mid Cap Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$90	0.86%

How did the Fund perform last year and what affected its performance?

Major U.S. indices achieved double-digit gains for the period.

  Security selection and an underweight in the information technology sector limited the Fund's gains relative to the secondary benchmark. In information technology, selection among computers and peripherals as well as communications equipment stocks hurt performance. Security selection in materials also detracted from results.

  Selection and an underweight in metals and mining stocks and selection and an overweight in containers and packaging hurt performance.

  Security selection in the industrials sector, and to a lesser degree an underweight, contributed to returns.

  Selection within machinery stocks, combined with no investment in professional services, had a positive effect.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class II	Morningstar US Market Index	Russell Midcap® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$12,285	$11,244	$12,000
12/31/2017	$13,722	$13,658	$13,601
12/31/2018	$11,961	$12,968	$11,930
12/31/2019	$15,447	$17,018	$15,158
12/31/2020	$15,634	$20,575	$15,910
12/31/2021	$19,262	$25,880	$20,419
12/31/2022	$19,032	$20,851	$17,962
12/31/2023	$20,200	$26,363	$20,246
12/31/2024	$21,963	$32,715	$22,892
12/31/2025	$23,938	$38,390	$25,421

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class II	8.99%	8.89%	9.12%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$459,433,195
# of Portfolio Holdings	127
Portfolio Turnover Rate	86%
Total Advisory Fees Paid	$4,191,410

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	96.5%
Money Market Funds	2.4%
Preferred Stocks	0.9%
Other	0.2%

Top 5 Industries (Equity)

Health Care Equipment & Supplies	7.5%
Banks	7.2%
Machinery	5.7%
Health Care Providers & Services	5.4%
Electric Utilities	5.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Mid Cap Value Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Century Mid Cap Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$105	1.01%

How did the Fund perform last year and what affected its performance?

Major U.S. indices achieved double-digit gains for the period.

  Security selection and an underweight in the information technology sector limited the Fund's gains relative to the secondary benchmark. In information technology, selection among computers and peripherals as well as communications equipment stocks hurt performance. Security selection in materials also detracted from results.

  Selection and an underweight in metals and mining stocks and selection and an overweight in containers and packaging hurt performance.

  Security selection in the industrials sector, and to a lesser degree an underweight, contributed to returns.

  Selection within machinery stocks, combined with no investment in professional services, had a positive effect.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell Midcap® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$12,272	$11,244	$12,000
12/31/2017	$13,679	$13,658	$13,601
12/31/2018	$11,906	$12,968	$11,930
12/31/2019	$15,358	$17,018	$15,158
12/31/2020	$15,528	$20,575	$15,910
12/31/2021	$19,102	$25,880	$20,419
12/31/2022	$18,838	$20,851	$17,962
12/31/2023	$19,973	$26,363	$20,246
12/31/2024	$21,675	$32,715	$22,892
12/31/2025	$23,589	$38,390	$25,421

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	8.83%	8.72%	8.96%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$459,433,195
# of Portfolio Holdings	127
Portfolio Turnover Rate	86%
Total Advisory Fees Paid	$4,191,410

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	96.5%
Money Market Funds	2.4%
Preferred Stocks	0.9%
Other	0.2%

Top 5 Industries (Equity)

Health Care Equipment & Supplies	7.5%
Banks	7.2%
Machinery	5.7%
Health Care Providers & Services	5.4%
Electric Utilities	5.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Select Mid Cap Managed Volatility Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Century Select Mid Cap Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$83	0.81%

How did the Fund perform last year and what affected its performance?

Major U.S. indices achieved double-digit gains for the calendar year.

  Security selection and an underweight in the information technology sector limited the Fund's gains relative to the secondary benchmark. In information technology, selection among computers and peripherals as well as communications equipment stocks hurt performance. Security selection in materials also detracted from results.

  Selection and an underweight in metals and mining stocks and selection and an overweight in containers and packaging hurt performance.

  Security selection in the industrials sector, and to a lesser degree an underweight, contributed to returns.

  Selection within machinery stocks, combined with no investment in professional services, had a positive effect.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell Midcap® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,783	$11,244	$12,000
12/31/2017	$13,407	$13,658	$13,601
12/31/2018	$11,995	$12,968	$11,930
12/31/2019	$15,330	$17,018	$15,158
12/31/2020	$16,121	$20,575	$15,910
12/31/2021	$19,542	$25,880	$20,419
12/31/2022	$18,095	$20,851	$17,962
12/31/2023	$19,814	$26,363	$20,246
12/31/2024	$22,178	$32,715	$22,892
12/31/2025	$23,258	$38,390	$25,421

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	4.87%	7.61%	8.81%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$458,516,934
# of Portfolio Holdings	217
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$3,409,584

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	93.2%
Money Market Funds	5.8%
Preferred Stocks	0.7%
Other	0.3%

Top 5 Industries (Equity)

Health Care Equipment & Supplies	7.0%
Banks	5.6%
Machinery	4.5%
Health Care Providers & Services	4.4%
Oil, Gas & Consumable Fuels	4.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Select Mid Cap Managed Volatility Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Century Select Mid Cap Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$119	1.16%

How did the Fund perform last year and what affected its performance?

Major U.S. indices achieved double-digit gains for the calendar year.

  Security selection and an underweight in the information technology sector limited the Fund's gains relative to the secondary benchmark. In information technology, selection among computers and peripherals as well as communications equipment stocks hurt performance. Security selection in materials also detracted from results.

  Selection and an underweight in metals and mining stocks and selection and an overweight in containers and packaging hurt performance.

  Security selection in the industrials sector, and to a lesser degree an underweight, contributed to returns.

  Selection within machinery stocks, combined with no investment in professional services, had a positive effect.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell Midcap® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,743	$11,244	$12,000
12/31/2017	$13,315	$13,658	$13,601
12/31/2018	$11,871	$12,968	$11,930
12/31/2019	$15,117	$17,018	$15,158
12/31/2020	$15,846	$20,575	$15,910
12/31/2021	$19,140	$25,880	$20,419
12/31/2022	$17,660	$20,851	$17,962
12/31/2023	$19,272	$26,363	$20,246
12/31/2024	$21,496	$32,715	$22,892
12/31/2025	$22,463	$38,390	$25,421

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	4.50%	7.23%	8.43%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell Midcap® Value Index	11.05%	9.83%	9.78%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$458,516,934
# of Portfolio Holdings	217
Portfolio Turnover Rate	69%
Total Advisory Fees Paid	$3,409,584

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	93.2%
Money Market Funds	5.8%
Preferred Stocks	0.7%
Other	0.3%

Top 5 Industries (Equity)

Health Care Equipment & Supplies	7.0%
Banks	5.6%
Machinery	4.5%
Health Care Providers & Services	4.4%
Oil, Gas & Consumable Fuels	4.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Ultra® Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Century Ultra® Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$69	0.65%

How did the Fund perform last year and what affected its performance?

Major U.S. indices achieved double-digit gains for the calendar year.

  Security selection in the information technology sector limited the Fund's gains relative to the secondary benchmark.

  Selection in the software and semiconductors and semiconductor equipment industries produced a drag on relative performance.

  Security selection in consumer discretionary also detracted from results.

  Selection among hotels, restaurants and leisure stocks, and selection and overweight in textiles, apparel and luxury goods, detracted.

  Security selection and an overweight in the communication services sector contributed to returns.

  Selection and an overweight in the interactive media and services industry had a positive effect.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of April 29, 2024 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 1000® Growth Index
4/29/2024	$10,000	$10,000	$10,000
12/31/2024	$11,949	$11,573	$12,277
12/31/2025	$13,497	$13,580	$14,555

Average Annual Total Returns (%)

Sub header	1 year	Since Inception 4/29/2024
Standard Class	12.95%	19.51%
Morningstar US Market Index	17.35%	20.09%
Russell 1000® Growth Index	18.56%	25.17%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$1,264,631,692
# of Portfolio Holdings	65
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$7,327,454

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.4%
Exchange-Traded Funds	0.5%
Money Market Funds	0.2%
Rights	0.0%
Other	(0.1%)

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	21.9%
Software	14.5%
Interactive Media & Services	13.3%
Technology Hardware, Storage & Peripherals	8.7%
Broadline Retail	7.3%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Ultra® Fund

Standard Class II

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Century Ultra® Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$80	0.75%

How did the Fund perform last year and what affected its performance?

Major U.S. indices achieved double-digit gains for the calendar year.

  Security selection in the information technology sector limited the Fund's gains relative to the secondary benchmark.

  Selection in the software and semiconductors and semiconductor equipment industries produced a drag on relative performance.

  Security selection in consumer discretionary also detracted from results.

  Selection among hotels, restaurants and leisure stocks, and selection and overweight in textiles, apparel and luxury goods, detracted.

  Security selection and an overweight in the communication services sector contributed to returns.

  Selection and an overweight in the interactive media and services industry had a positive effect.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class II	Morningstar US Market Index	Russell 1000® Growth Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,445	$11,244	$10,708
12/31/2017	$13,810	$13,658	$13,943
12/31/2018	$13,915	$12,968	$13,732
12/31/2019	$18,727	$17,018	$18,729
12/31/2020	$28,063	$20,575	$25,938
12/31/2021	$34,562	$25,880	$33,096
12/31/2022	$23,372	$20,851	$23,453
12/31/2023	$33,541	$26,363	$33,462
12/31/2024	$43,200	$32,715	$44,623
12/31/2025	$48,748	$38,390	$52,906

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class II	12.84%	11.68%	17.16%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$1,264,631,692
# of Portfolio Holdings	65
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$7,327,454

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.4%
Exchange-Traded Funds	0.5%
Money Market Funds	0.2%
Rights	0.0%
Other	(0.1%)

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	21.9%
Software	14.5%
Interactive Media & Services	13.3%
Technology Hardware, Storage & Peripherals	8.7%
Broadline Retail	7.3%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Ultra® Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Century Ultra® Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$96	0.90%

How did the Fund perform last year and what affected its performance?

Major U.S. indices achieved double-digit gains for the calendar year.

  Security selection in the information technology sector limited the Fund's gains relative to the secondary benchmark.

  Selection in the software and semiconductors and semiconductor equipment industries produced a drag on relative performance.

  Security selection in consumer discretionary also detracted from results.

  Selection among hotels, restaurants and leisure stocks, and selection and overweight in textiles, apparel and luxury goods, detracted.

  Security selection and an overweight in the communication services sector contributed to returns.

  Selection and an overweight in the interactive media and services industry had a positive effect.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 1000® Growth Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,435	$11,244	$10,708
12/31/2017	$13,775	$13,658	$13,943
12/31/2018	$13,857	$12,968	$13,732
12/31/2019	$18,632	$17,018	$18,729
12/31/2020	$27,864	$20,575	$25,938
12/31/2021	$34,271	$25,880	$33,096
12/31/2022	$23,146	$20,851	$23,453
12/31/2023	$33,161	$26,363	$33,462
12/31/2024	$42,651	$32,715	$44,623
12/31/2025	$48,056	$38,390	$52,906

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	12.67%	11.52%	17.00%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$1,264,631,692
# of Portfolio Holdings	65
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$7,327,454

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.4%
Exchange-Traded Funds	0.5%
Money Market Funds	0.2%
Rights	0.0%
Other	(0.1%)

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	21.9%
Software	14.5%
Interactive Media & Services	13.3%
Technology Hardware, Storage & Peripherals	8.7%
Broadline Retail	7.3%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Value Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Century Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$66	0.61%

How did the Fund perform last year and what affected its performance?

All sectors advanced during the 2025 market rally, with the communication services and information technology sectors posting the highest returns. Additionally, large-cap stocks outperformed mid- and small-cap stocks, and growth outperformed value.

  Security selection in the industrials sector contributed to secondary benchmark relative performance. Several positions in the machinery, electrical equipment, industrial conglomerates and ground transportation industries outperformed.

  The Fund's choice of investments in the financials sector also positively impacted performance, particularly in the financial services and capital markets industries.

  On the other hand, stock selection in the consumer staples sector, coupled with the Fund's overweight position in this sector relative to the benchmark, detracted from relative results.

  Although it is not a principal investment strategy, the portfolio managers use foreign currency exchange contracts to hedge potential foreign currency fluctuations.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of April 29, 2024 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 1000® Value Index
4/29/2024	$10,000	$10,000	$10,000
12/31/2024	$10,667	$11,573	$10,809
12/31/2025	$12,389	$13,580	$12,528

Average Annual Total Returns (%)

Sub header	1 year	Since Inception 4/29/2024
Standard Class	16.14%	13.58%
Morningstar US Market Index	17.35%	20.09%
Russell 1000® Value Index	15.91%	14.44%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$917,163,078
# of Portfolio Holdings	109
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$5,141,881

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	97.8%
Money Market Funds	2.0%
Other	0.2%

Top 5 Industries (Equity)

Banks	8.6%
Pharmaceuticals	6.3%
Health Care Equipment & Supplies	5.5%
Capital Markets	5.4%
Oil, Gas & Consumable Fuels	5.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Value Fund

Standard Class II

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Century Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$77	0.71%

How did the Fund perform last year and what affected its performance?

All sectors advanced during the 2025 market rally, with the communication services and information technology sectors posting the highest returns. Additionally, large-cap stocks outperformed mid- and small-cap stocks, and growth outperformed value.

  Security selection in the industrials sector contributed to secondary benchmark relative performance. Several positions in the machinery, electrical equipment, industrial conglomerates and ground transportation industries outperformed.

  The Fund's choice of investments in the financials sector also positively impacted performance, particularly in the financial services and capital markets industries.

  On the other hand, stock selection in the consumer staples sector, coupled with the Fund's overweight position in this sector relative to the benchmark, detracted from relative results.

  Although it is not a principal investment strategy, the portfolio managers use foreign currency exchange contracts to hedge potential foreign currency fluctuations.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class II	Morningstar US Market Index	Russell 1000® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$12,048	$11,244	$11,734
12/31/2017	$13,102	$13,658	$13,337
12/31/2018	$11,903	$12,968	$12,235
12/31/2019	$15,121	$17,018	$15,482
12/31/2020	$15,269	$20,575	$15,915
12/31/2021	$19,011	$25,880	$19,919
12/31/2022	$19,114	$20,851	$18,418
12/31/2023	$20,853	$26,363	$20,529
12/31/2024	$22,830	$32,715	$23,478
12/31/2025	$26,487	$38,390	$27,213

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class II	16.02%	11.65%	10.23%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$917,163,078
# of Portfolio Holdings	109
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$5,141,881

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	97.8%
Money Market Funds	2.0%
Other	0.2%

Top 5 Industries (Equity)

Banks	8.6%
Pharmaceuticals	6.3%
Health Care Equipment & Supplies	5.5%
Capital Markets	5.4%
Oil, Gas & Consumable Fuels	5.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Century Value Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Century Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$93	0.86%

How did the Fund perform last year and what affected its performance?

All sectors advanced during the 2025 market rally, with the communication services and information technology sectors posting the highest returns. Additionally, large-cap stocks outperformed mid- and small-cap stocks, and growth outperformed value.

  Security selection in the industrials sector contributed to secondary benchmark relative performance. Several positions in the machinery, electrical equipment, industrial conglomerates and ground transportation industries outperformed.

  The Fund's choice of investments in the financials sector also positively impacted performance, particularly in the financial services and capital markets industries.

  On the other hand, stock selection in the consumer staples sector, coupled with the Fund's overweight position in this sector relative to the benchmark, detracted from relative results.

  Although it is not a principal investment strategy, the portfolio managers use foreign currency exchange contracts to hedge potential foreign currency fluctuations.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 1000® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$12,028	$11,244	$11,734
12/31/2017	$13,059	$13,658	$13,337
12/31/2018	$11,848	$12,968	$12,235
12/31/2019	$15,038	$17,018	$15,482
12/31/2020	$15,163	$20,575	$15,915
12/31/2021	$18,844	$25,880	$19,919
12/31/2022	$18,902	$20,851	$18,418
12/31/2023	$20,607	$26,363	$20,529
12/31/2024	$22,522	$32,715	$23,478
12/31/2025	$26,092	$38,390	$27,213

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	15.85%	11.47%	10.07%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$917,163,078
# of Portfolio Holdings	109
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$5,141,881

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	97.8%
Money Market Funds	2.0%
Other	0.2%

Top 5 Industries (Equity)

Banks	8.6%
Pharmaceuticals	6.3%
Health Care Equipment & Supplies	5.5%
Capital Markets	5.4%
Oil, Gas & Consumable Fuels	5.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Funds Vanguard Active Passive Growth Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Funds Vanguard Active Passive Growth Fund for the period of June 2, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for June 2, 2025 (commencement of operations) through December 31, 2025?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$26Footnote Reference*	0.42%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the entire year.
Footnote^	Annualized.

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of actively managed American Funds mutual funds, actively managed Capital Group ETFs and passive Vanguard ETFs.

  Since the Fund’s inception in late May 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund performed in line with its composite benchmark from inception through year-end.

  Equity allocations to developed international and domestic growth-oriented funds contributed positively to performance.

  Conversely, equity allocations to domestic value funds detracted from returns as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, allocations to investment grade corporate credit contributed to returns.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of June 2, 2025 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P 500® Index	American Vanguard Growth Allocation Composite
6/2/2025	$10,000	$10,000	$10,000	$10,000
12/31/2025	$11,298	$11,635	$11,664	$11,298

Average Annual Total Returns (%)

Sub header	Since Inception 6/2/2025
Standard Class	12.98%
Morningstar US Market Index	16.35%
S&P 500® Index	16.64%
American Vanguard Growth Allocation Composite	12.98%

Key Fund Statistics

Total Net Assets	$13,599,920
# of Portfolio Holdings	12
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$10,786

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	65.5%
Fixed Income Funds	18.2%
International Equity Funds	16.3%
Money Market Funds	0.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Funds Vanguard Active Passive Growth Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Funds Vanguard Active Passive Growth Fund for the period of June 2, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for June 2, 2025 (commencement of operations) through December 31, 2025?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48Footnote Reference*	0.77%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the entire year.
Footnote^	Annualized.

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of actively managed American Funds mutual funds, actively managed Capital Group ETFs and passive Vanguard ETFs.

  Since the Fund’s inception in late May 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund performed in line with its composite benchmark from inception through year-end.

  Equity allocations to developed international and domestic growth-oriented funds contributed positively to performance.

  Conversely, equity allocations to domestic value funds detracted from returns as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, allocations to investment grade corporate credit contributed to returns.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of June 2, 2025 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P 500® Index	American Vanguard Growth Allocation Composite
6/2/2025	$10,000	$10,000	$10,000	$10,000
12/31/2025	$11,275	$11,635	$11,664	$11,298

Average Annual Total Returns (%)

Sub header	Since Inception 6/2/2025
Service Class	12.75%
Morningstar US Market Index	16.35%
S&P 500® Index	16.64%
American Vanguard Growth Allocation Composite	12.98%

Key Fund Statistics

Total Net Assets	$13,599,920
# of Portfolio Holdings	12
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$10,786

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	65.5%
Fixed Income Funds	18.2%
International Equity Funds	16.3%
Money Market Funds	0.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Global Growth Fund

Service Class II

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Global Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$69	0.62%

How did the Fund perform last year and what affected its performance?

Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. U.S. equities advanced on strong large-cap technology growth, though lost momentum later in the year. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets drove the rally, with strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals.

  Most sectors posted gains for the Fund, with information technology, industrials, financials and consumer staples contributing most significantly. Returns from the communication services and consumer discretionary sectors were also positive, though below the portfolio’s overall returns. Companies based in the U.S., France and Taiwan made meaningful contributions to investment results.

  Conversely, the health care and real estate sectors were the largest detractors from overall results. Country-wise, holdings in Denmark and Australia were among the most notable detractors for the Fund.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class II	Morningstar Global Markets Index	MSCI All Country World Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,024	$10,822	$10,787
12/31/2017	$13,130	$13,405	$13,372
12/31/2018	$11,897	$12,089	$12,113
12/31/2019	$16,034	$15,261	$15,335
12/31/2020	$20,842	$17,713	$17,827
12/31/2021	$24,181	$20,866	$21,132
12/31/2022	$18,132	$17,045	$17,251
12/31/2023	$22,149	$20,715	$21,081
12/31/2024	$25,083	$24,093	$24,769
12/31/2025	$30,409	$29,424	$30,301

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class II	21.23%	7.85%	11.76%
Morningstar Global Markets Index	22.13%	10.68%	11.40%
MSCI All Country World Index (net dividends)	22.34%	11.19%	11.72%

Key Fund Statistics

Total Net Assets	$402,452,679
# of Portfolio Holdings	1
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$0

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	100.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

The Fund invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Growth Fund

Service Class II

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Growth Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$66	0.60%

How did the Fund perform last year and what affected its performance?

U.S. equities delivered solid returns in 2025, as strong gains from growth sectors supported performance. Resilient consumer spending and moderating inflation drove the S&P 500 Index to record highs. Strong consumer spending boosted the U.S. economy, especially in the third quarter. However, persistent softness in the labor market prompted the U.S. Federal Reserve to deliver three 25-basis-point rate cuts during the year.

  Most sectors posted gains for the Fund, with information technology and communication services contributing significantly. The industrials and materials sectors also delivered positive returns. U.S.-based holdings, representing the majority of the portfolio, contributed most of the Fund’s performance.

  Conversely, the financials and energy sectors were detractors from overall results.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class II	Morningstar US Market Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,910	$11,244	$11,196
12/31/2017	$13,946	$13,658	$13,640
12/31/2018	$13,857	$12,968	$13,042
12/31/2019	$18,055	$17,018	$17,149
12/31/2020	$27,361	$20,575	$20,304
12/31/2021	$33,265	$25,880	$26,132
12/31/2022	$23,222	$20,851	$21,399
12/31/2023	$32,045	$26,363	$27,025
12/31/2024	$42,039	$32,715	$33,786
12/31/2025	$50,372	$38,390	$39,827

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class II	19.82%	12.98%	17.55%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%

Key Fund Statistics

Total Net Assets	$3,055,428,069
# of Portfolio Holdings	1
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$0

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	100.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

The Fund invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Growth-Income Fund

Service Class II

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Growth-Income Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$65	0.60%

How did the Fund perform last year and what affected its performance?

U.S. equities delivered solid returns in 2025, supported by strong gains from growth sectors. The S&P 500 Index reached record highs as solid corporate earnings from large-cap technology companies outweighed concerns about the economic impact of tariffs. Consumer spending remained resilient, fueling economic growth. However, persistent labor market softness led the U.S. Federal Reserve to implement three 25-basis-point rate cuts during the year.

  Most sectors contributed positively to Fund results, with information technology, industrials and communication services being particularly impactful. Financials posted positive returns, although they lagged the overall portfolio. Consumer staples also added to absolute returns but represented a relatively small portion of Fund holdings.

  Conversely, the materials and utilities sectors had negative returns and detracted from overall results.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class II	Morningstar US Market Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,115	$11,244	$11,196
12/31/2017	$13,556	$13,658	$13,640
12/31/2018	$13,265	$12,968	$13,042
12/31/2019	$16,674	$17,018	$17,149
12/31/2020	$18,865	$20,575	$20,304
12/31/2021	$23,333	$25,880	$26,132
12/31/2022	$19,413	$20,851	$21,399
12/31/2023	$24,406	$26,363	$27,025
12/31/2024	$30,216	$32,715	$33,786
12/31/2025	$35,555	$38,390	$39,827

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class II	17.67%	13.51%	13.52%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%

Key Fund Statistics

Total Net Assets	$2,085,331,053
# of Portfolio Holdings	1
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$0

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	100.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

The Fund invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American International Fund

Service Class II

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American International Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$70	0.62%

How did the Fund perform last year and what affected its performance?

Global equity markets delivered strong gains in 2025, overcoming trade tensions and geopolitical volatility. European equities advanced on easing inflation and improving confidence, with Germany driving growth through major infrastructure and defense investments. Stocks in the U.K. and Japan benefited from accommodative monetary policies and fiscal stimulus measures. Emerging markets drove the rally, with strong returns from South Korea, Taiwan and China, while India remained relatively flat despite solid macroeconomic fundamentals. For the full year 2025, the Fund rose in absolute terms but underperformed the MSCI ACWI Ex USA NR USD.

  Most sectors posted gains, with financials, information technology, communication services and materials contributing significantly. Returns from the industrials and consumer staples sectors were also positive, though below the portfolio’s overall results. Companies based in the U.K., Canada and South Korea generated strong gains, surpassing returns of the overall portfolio.

  Conversely, holdings in the health care sector significantly dragged results. The real estate sector also posted negative returns. Country-wise, Denmark was the most notable detractor on absolute results.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class II	Morningstar Global Markets ex-US Index	MSCI All Country World ex USA Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,315	$10,545	$10,450
12/31/2017	$13,579	$13,431	$13,291
12/31/2018	$11,746	$11,527	$11,404
12/31/2019	$14,382	$14,014	$13,858
12/31/2020	$16,333	$15,579	$15,334
12/31/2021	$16,032	$16,889	$16,533
12/31/2022	$12,654	$14,163	$13,888
12/31/2023	$14,604	$16,370	$16,056
12/31/2024	$15,005	$17,215	$16,944
12/31/2025	$18,947	$22,655	$22,432

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class II	26.27%	3.01%	6.60%
Morningstar Global Markets ex-US Index	31.60%	7.78%	8.52%
MSCI All Country World ex USA Index (net dividends)	32.39%	7.91%	8.41%

Key Fund Statistics

Total Net Assets	$313,074,338
# of Portfolio Holdings	1
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$0

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	100.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

The Fund invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Global Balanced Allocation Managed Risk Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Global Balanced Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$33	0.31%

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to domestic core and growth-oriented funds contributed positively to performance.

  Conversely, equity allocations to international funds generally detracted as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within investment grade credit contributed to returns.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Balanced Blended Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,464	$10,254	$10,265	$10,629
12/31/2017	$11,728	$10,602	$10,628	$11,971
12/31/2018	$11,369	$10,617	$10,629	$11,497
12/31/2019	$13,228	$11,535	$11,556	$13,587
12/31/2020	$14,564	$12,399	$12,423	$15,491
12/31/2021	$15,927	$12,200	$12,232	$16,867
12/31/2022	$13,453	$10,615	$10,641	$14,311
12/31/2023	$15,041	$11,179	$11,229	$16,240
12/31/2024	$16,525	$11,331	$11,369	$17,639
12/31/2025	$18,646	$12,138	$12,199	$20,078

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	12.84%	5.06%	6.43%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Balanced Blended Composite	13.83%	5.32%	7.22%

Key Fund Statistics

Total Net Assets	$1,105,733,407
# of Portfolio Holdings	24
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$2,816,923

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	44.4%
Equity Funds	34.1%
Asset Allocation Funds	10.8%
International Equity Funds	4.6%
Global Equity Funds	3.6%
Money Market Funds	2.5%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Global Balanced Allocation Managed Risk Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Global Balanced Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$70	0.66%

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to domestic core and growth-oriented funds contributed positively to performance.

  Conversely, equity allocations to international funds generally detracted as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within investment grade credit contributed to returns.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Balanced Blended Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,427	$10,254	$10,265	$10,629
12/31/2017	$11,646	$10,602	$10,628	$11,971
12/31/2018	$11,251	$10,617	$10,629	$11,497
12/31/2019	$13,046	$11,535	$11,556	$13,587
12/31/2020	$14,312	$12,399	$12,423	$15,491
12/31/2021	$15,596	$12,200	$12,232	$16,867
12/31/2022	$13,129	$10,615	$10,641	$14,311
12/31/2023	$14,626	$11,179	$11,229	$16,240
12/31/2024	$16,014	$11,331	$11,369	$17,639
12/31/2025	$18,004	$12,138	$12,199	$20,078

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	12.43%	4.70%	6.06%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Balanced Blended Composite	13.83%	5.32%	7.22%

Key Fund Statistics

Total Net Assets	$1,105,733,407
# of Portfolio Holdings	24
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$2,816,923

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	44.4%
Equity Funds	34.1%
Asset Allocation Funds	10.8%
International Equity Funds	4.6%
Global Equity Funds	3.6%
Money Market Funds	2.5%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Global Growth Allocation Managed Risk Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Global Growth Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$32	0.30%

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to domestic core and growth-oriented funds contributed positively to performance.

  Conversely, equity allocations to international funds generally detracted as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within investment grade credit contributed to returns.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 1000® Index	Growth Blended Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,331	$11,244	$11,205	$10,759
12/31/2017	$12,063	$13,658	$13,636	$12,547
12/31/2018	$11,585	$12,968	$12,983	$11,795
12/31/2019	$13,597	$17,018	$17,063	$14,354
12/31/2020	$15,078	$20,575	$20,640	$16,571
12/31/2021	$16,763	$25,880	$26,101	$18,653
12/31/2022	$13,724	$20,851	$21,108	$15,656
12/31/2023	$15,641	$26,363	$26,708	$18,227
12/31/2024	$17,558	$32,715	$33,255	$20,241
12/31/2025	$20,176	$38,390	$39,030	$23,658

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	14.91%	6.00%	7.27%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Index	17.37%	13.59%	14.59%
Growth Blended Composite	16.88%	7.38%	8.99%

Key Fund Statistics

Total Net Assets	$2,229,930,972
# of Portfolio Holdings	25
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$5,656,388

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	47.4%
Fixed Income Funds	26.0%
International Equity Funds	11.9%
Global Equity Funds	5.9%
Asset Allocation Funds	5.8%
Money Market Funds	2.9%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Global Growth Allocation Managed Risk Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Global Growth Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$70	0.65%

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a diversified portfolio of American Funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to domestic core and growth-oriented funds contributed positively to performance.

  Conversely, equity allocations to international funds generally detracted as they underperformed their respective equity indexes within the Fund’s composite benchmark for the year.

  Within fixed income, positive security selection within investment grade credit contributed to returns.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 1000® Index	Growth Blended Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,294	$11,244	$11,205	$10,759
12/31/2017	$11,978	$13,658	$13,636	$12,547
12/31/2018	$11,463	$12,968	$12,983	$11,795
12/31/2019	$13,407	$17,018	$17,063	$14,354
12/31/2020	$14,816	$20,575	$20,640	$16,571
12/31/2021	$16,413	$25,880	$26,101	$18,653
12/31/2022	$13,390	$20,851	$21,108	$15,656
12/31/2023	$15,207	$26,363	$26,708	$18,227
12/31/2024	$17,013	$32,715	$33,255	$20,241
12/31/2025	$19,481	$38,390	$39,030	$23,658

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	14.51%	5.63%	6.90%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Index	17.37%	13.59%	14.59%
Growth Blended Composite	16.88%	7.38%	8.99%

Key Fund Statistics

Total Net Assets	$2,229,930,972
# of Portfolio Holdings	25
Portfolio Turnover Rate	17%
Total Advisory Fees Paid	$5,656,388

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	47.4%
Fixed Income Funds	26.0%
International Equity Funds	11.9%
Global Equity Funds	5.9%
Asset Allocation Funds	5.8%
Money Market Funds	2.9%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Preservation Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Preservation Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$25	0.24%

How did the Fund perform last year and what affected its performance?

The Fund operates under a fund of funds structure, investing all its assets in mutual funds (“underlying funds”). The underlying funds invest predominantly in short-term and medium-term U.S. investment grade fixed income securities.

  U.S. Fixed Income markets had positive returns for the calendar year 2025, as easing monetary policy pushed yields lower, particularly on the front end of the curve, and healthy corporate fundamentals helped to keep spreads tight.

  The Fund’s longer duration profile contributed to relative performance versus the benchmark, as interest rates moved lower.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Government/Credit 1-5 Year A+ Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,192	$10,254	$10,124
12/31/2017	$10,364	$10,602	$10,225
12/31/2018	$10,452	$10,617	$10,375
12/31/2019	$10,913	$11,535	$10,852
12/31/2020	$11,548	$12,399	$11,347
12/31/2021	$11,488	$12,200	$11,223
12/31/2022	$10,725	$10,615	$10,608
12/31/2023	$11,164	$11,179	$11,101
12/31/2024	$11,527	$11,331	$11,495
12/31/2025	$12,238	$12,138	$12,183

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	6.17%	1.17%	2.04%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Government/Credit 1-5 Year A+ Index	5.98%	1.43%	1.99%

Key Fund Statistics

Total Net Assets	$592,534,638
# of Portfolio Holdings	7
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$1,071,929

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	97.0%
Money Market Funds	3.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP American Preservation Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP American Preservation Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$61	0.59%

How did the Fund perform last year and what affected its performance?

The Fund operates under a fund of funds structure, investing all its assets in mutual funds (“underlying funds”). The underlying funds invest predominantly in short-term and medium-term U.S. investment grade fixed income securities.

  U.S. Fixed Income markets had positive returns for the calendar year 2025, as easing monetary policy pushed yields lower, particularly on the front end of the curve, and healthy corporate fundamentals helped to keep spreads tight.

  The Fund’s longer duration profile contributed to relative performance versus the benchmark, as interest rates moved lower.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Government/Credit 1-5 Year A+ Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,157	$10,254	$10,124
12/31/2017	$10,292	$10,602	$10,225
12/31/2018	$10,344	$10,617	$10,375
12/31/2019	$10,764	$11,535	$10,852
12/31/2020	$11,349	$12,399	$11,347
12/31/2021	$11,251	$12,200	$11,223
12/31/2022	$10,467	$10,615	$10,608
12/31/2023	$10,858	$11,179	$11,101
12/31/2024	$11,171	$11,331	$11,495
12/31/2025	$11,819	$12,138	$12,183

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	5.80%	0.81%	1.69%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Government/Credit 1-5 Year A+ Index	5.98%	1.43%	1.99%

Key Fund Statistics

Total Net Assets	$592,534,638
# of Portfolio Holdings	7
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$1,071,929

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	97.0%
Money Market Funds	3.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Baron Growth Opportunities Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Baron Growth Opportunities Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$86	0.90%

How did the Fund perform last year and what affected its performance?

The Fund trailed the Russell 2000 Growth Index due to unfavorable style-related biases,coupled with adverse stock selection and active industry exposures.

  From a style perspective, the Fund's overexposure to the poor performing Earnings Quality factor was the largest drag.

  Lower exposure to the strong performing Momentum, Residual Volatility, and Beta factors also proved costly.

  On a sector level, stock selection was negative, led by investments in financials, information technology (IT), industrials, healthcare, and real estate.

  Weakness in financials was driven by Kinsale Capital Group, Inc., FactSet Research Systems Inc., Morningstar, Inc., and MSCI Inc. and further exasperated by meaningfully higher exposure to this lagging sector.

  Top 10 position Gartner, Inc. was responsible for nearly the entirety of relative losses within the IT sector.

  Lower exposure to better performing Industrials sector and declines from Trex Company Inc. (not held as of 12/31/2025) hampered relative performance.

  In Health Care, Bio-Techne Corporation and West Pharmaceutical Services, Inc. detracted from performance.

  CoStar Group, Inc. hurt relative results in Real Estate.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 2000® Growth Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,583	$11,244	$11,132
12/31/2017	$13,500	$13,658	$13,599
12/31/2018	$13,001	$12,968	$12,334
12/31/2019	$17,775	$17,018	$15,847
12/31/2020	$23,892	$20,575	$21,335
12/31/2021	$28,436	$25,880	$21,939
12/31/2022	$21,144	$20,851	$16,157
12/31/2023	$24,972	$26,363	$19,171
12/31/2024	$26,397	$32,715	$22,077
12/31/2025	$23,797	$38,390	$24,949

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	(9.85%)	(0.08%)	9.06%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 2000® Growth Index	13.01%	3.18%	9.57%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$716,300,514
# of Portfolio Holdings	42
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$6,493,541

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.6%
Money Market Funds	0.6%
Other	(0.2%)

Top 5 Industries (Equity)

Capital Markets	19.3%
Insurance	18.7%
Software	12.8%
Hotels, Restaurants & Leisure	8.9%
Life Sciences Tools & Services	6.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Baron Growth Opportunities Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Baron Growth Opportunities Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$109	1.15%

How did the Fund perform last year and what affected its performance?

The Fund trailed the Russell 2000 Growth Index due to unfavorable style-related biases,coupled with adverse stock selection and active industry exposures.

  From a style perspective, the Fund's overexposure to the poor performing Earnings Quality factor was the largest drag.

  Lower exposure to the strong performing Momentum, Residual Volatility, and Beta factors also proved costly.

  On a sector level, stock selection was negative, led by investments in financials, information technology (IT), industrials, healthcare, and real estate.

  Weakness in financials was driven by Kinsale Capital Group, Inc., FactSet Research Systems Inc., Morningstar, Inc., and MSCI Inc. and further exasperated by meaningfully higher exposure to this lagging sector.

  Top 10 position Gartner, Inc. was responsible for nearly the entirety of relative losses within the IT sector.

  Lower exposure to better performing Industrials sector and declines from Trex Company Inc. (not held as of 12/31/2025) hampered relative performance.

  In Health Care, Bio-Techne Corporation and West Pharmaceutical Services, Inc. detracted from performance.

  CoStar Group, Inc. hurt relative results in Real Estate.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 2000® Growth Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,557	$11,244	$11,132
12/31/2017	$13,432	$13,658	$13,599
12/31/2018	$12,904	$12,968	$12,334
12/31/2019	$17,599	$17,018	$15,847
12/31/2020	$23,597	$20,575	$21,335
12/31/2021	$28,014	$25,880	$21,939
12/31/2022	$20,778	$20,851	$16,157
12/31/2023	$24,478	$26,363	$19,171
12/31/2024	$25,810	$32,715	$22,077
12/31/2025	$23,210	$38,390	$24,949

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	(10.08%)	(0.33%)	8.78%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 2000® Growth Index	13.01%	3.18%	9.57%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$716,300,514
# of Portfolio Holdings	42
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$6,493,541

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.6%
Money Market Funds	0.6%
Other	(0.2%)

Top 5 Industries (Equity)

Capital Markets	19.3%
Insurance	18.7%
Software	12.8%
Hotels, Restaurants & Leisure	8.9%
Life Sciences Tools & Services	6.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Dividend Value Managed Volatility Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP BlackRock Dividend Value Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$68	0.64%

How did the Fund perform last year and what affected its performance?

U.S. equity markets exhibited strong performance in 2025 driven by continued artificial intelligence boom, resilient corporate earnings, and rate cuts. The U.S. Federal Reserve implemented three rate cuts in 2025, bringing the federal funds rate down to a target range of 3.5% to 3.75% by December. Within the Russell 1000 Value Index, the communication services, information technology, and industrials sectors were the best performers. The largest contributor to relative performance was stock selection in the consumer staples sector.

  The Fund's returns were positively influenced by stock selection in the materials sector, especially in chemicals.

  Stock selection in the communication services sector had a beneficial impact with investment decisions in media proving to be additive. Within the Russell 1000 Value Index, the real estate and consumer oriented sectors were the worst performing.

  The largest relative detractor was security selection in the financials sector, specifically in the capital markets industry.

  Stock selection in the consumer discretionary sector detracted during the period, especially in specialty retail.

  Stock selection in the industrials sector was a detractor.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 1000® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,197	$11,244	$11,734
12/31/2017	$13,036	$13,658	$13,337
12/31/2018	$12,005	$12,968	$12,235
12/31/2019	$14,236	$17,018	$15,482
12/31/2020	$14,395	$20,575	$15,915
12/31/2021	$17,717	$25,880	$19,919
12/31/2022	$17,313	$20,851	$18,418
12/31/2023	$18,938	$26,363	$20,529
12/31/2024	$21,116	$32,715	$23,478
12/31/2025	$23,615	$38,390	$27,213

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	11.84%	10.41%	8.97%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$2,031,980,557
# of Portfolio Holdings	195
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$10,365,191

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	93.4%
Money Market Funds	5.6%
Preferred Stocks	0.7%
Other	0.3%

Top 5 Industries (Equity)

Banks	10.0%
Oil, Gas & Consumable Fuels	7.6%
Health Care Equipment & Supplies	4.6%
Health Care Providers & Services	3.9%
Technology Hardware, Storage & Peripherals	3.9%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Dividend Value Managed Volatility Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP BlackRock Dividend Value Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$94	0.89%

How did the Fund perform last year and what affected its performance?

U.S. equity markets exhibited strong performance in 2025 driven by continued artificial intelligence boom, resilient corporate earnings, and rate cuts. The U.S. Federal Reserve implemented three rate cuts in 2025, bringing the federal funds rate down to a target range of 3.5% to 3.75% by December. Within the Russell 1000 Value Index, the communication services, information technology, and industrials sectors were the best performers. The largest contributor to relative performance was stock selection in the consumer staples sector.

  The Fund's returns were positively influenced by stock selection in the materials sector, especially in chemicals.

  Stock selection in the communication services sector had a beneficial impact with investment decisions in media proving to be additive. Within the Russell 1000 Value Index, the real estate and consumer oriented sectors were the worst performing.

  The largest relative detractor was security selection in the financials sector, specifically in the capital markets industry.

  Stock selection in the consumer discretionary sector detracted during the period, especially in specialty retail.

  Stock selection in the industrials sector was a detractor.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 1000® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,168	$11,244	$11,734
12/31/2017	$12,970	$13,658	$13,337
12/31/2018	$11,915	$12,968	$12,235
12/31/2019	$14,095	$17,018	$15,482
12/31/2020	$14,217	$20,575	$15,915
12/31/2021	$17,454	$25,880	$19,919
12/31/2022	$17,012	$20,851	$18,418
12/31/2023	$18,564	$26,363	$20,529
12/31/2024	$20,646	$32,715	$23,478
12/31/2025	$23,033	$38,390	$27,213

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	11.56%	10.13%	8.70%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$2,031,980,557
# of Portfolio Holdings	195
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$10,365,191

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	93.4%
Money Market Funds	5.6%
Preferred Stocks	0.7%
Other	0.3%

Top 5 Industries (Equity)

Banks	10.0%
Oil, Gas & Consumable Fuels	7.6%
Health Care Equipment & Supplies	4.6%
Health Care Providers & Services	3.9%
Technology Hardware, Storage & Peripherals	3.9%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Equity Dividend Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP BlackRock Equity Dividend Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$71	0.67%

How did the Fund perform last year and what affected its performance?

This Fund invests predominantly in large cap stocks. The Fund seeks higher quality securities with strong free cash flow generation to support dividend growth.

  During calendar year 2025, underweight allocations to the most expensive (as measured by price/book ratio quartiles) domestic companies generally detracted from relative returns.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 1000® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,465	$11,244	$11,734
12/31/2017	$13,047	$13,658	$13,337
12/31/2018	$12,690	$12,968	$12,235
12/31/2019	$15,224	$17,018	$15,482
12/31/2020	$15,287	$20,575	$15,915
12/31/2021	$18,714	$25,880	$19,919
12/31/2022	$18,103	$20,851	$18,418
12/31/2023	$18,735	$26,363	$20,529
12/31/2024	$20,081	$32,715	$23,478
12/31/2025	$22,777	$38,390	$27,213

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	13.43%	8.30%	8.58%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$1,271,353,897
# of Portfolio Holdings	94
Portfolio Turnover Rate	134%
Total Advisory Fees Paid	$7,266,166

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	95.1%
Money Market Funds	3.9%
Preferred Stocks	1.0%
Other	0.0%

Top 5 Industries (Equity)

Banks	12.1%
Health Care Equipment & Supplies	6.4%
Health Care Providers & Services	5.4%
Technology Hardware, Storage & Peripherals	5.4%
Oil, Gas & Consumable Fuels	4.8%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective May 1, 2025, the Fund changed its name from the "LVIP Macquarie Value Fund" to the LVIP BlackRock Equity Dividend Fund."

In addition, BlackRock Investment Management, LLC replaced the Delaware Investments Fund Advisers as sub-adviser to the Fund.

Further, the principal investment strategies of the Fund were updated to reflect  that the Fund will generally employ a value-oriented analysis and, under normal circumstances, invest at least 80% of its net assets in large capitalization, dividend paying, equity securities.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Equity Dividend Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP BlackRock Equity Dividend Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$103	0.97%

How did the Fund perform last year and what affected its performance?

This Fund invests predominantly in large cap stocks. The Fund seeks higher quality securities with strong free cash flow generation to support dividend growth.

  During calendar year 2025, underweight allocations to the most expensive (as measured by price/book ratio quartiles) domestic companies generally detracted from relative returns.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 1000® Value Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,432	$11,244	$11,734
12/31/2017	$12,979	$13,658	$13,337
12/31/2018	$12,590	$12,968	$12,235
12/31/2019	$15,057	$17,018	$15,482
12/31/2020	$15,077	$20,575	$15,915
12/31/2021	$18,400	$25,880	$19,919
12/31/2022	$17,745	$20,851	$18,418
12/31/2023	$18,309	$26,363	$20,529
12/31/2024	$19,565	$32,715	$23,478
12/31/2025	$22,126	$38,390	$27,213

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	13.09%	7.97%	8.27%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Value Index	15.91%	11.33%	10.53%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$1,271,353,897
# of Portfolio Holdings	94
Portfolio Turnover Rate	134%
Total Advisory Fees Paid	$7,266,166

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	95.1%
Money Market Funds	3.9%
Preferred Stocks	1.0%
Other	0.0%

Top 5 Industries (Equity)

Banks	12.1%
Health Care Equipment & Supplies	6.4%
Health Care Providers & Services	5.4%
Technology Hardware, Storage & Peripherals	5.4%
Oil, Gas & Consumable Fuels	4.8%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective May 1, 2025, the Fund changed its name from the "LVIP Macquarie Value Fund" to the LVIP BlackRock Equity Dividend Fund."

In addition, BlackRock Investment Management, LLC replaced the Delaware Investments Fund Advisers as sub-adviser to the Fund.

Further, the principal investment strategies of the Fund were updated to reflect  that the Fund will generally employ a value-oriented analysis and, under normal circumstances, invest at least 80% of its net assets in large capitalization, dividend paying, equity securities.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Global Allocation Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP BlackRock Global Allocation Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$78	0.71%

How did the Fund perform last year and what affected its performance?

Equity market performance was largely defined by resilient growth, driven in part by robust earnings and U.S. Federal Reserve (the "Fed") rate cuts in the U.S. On a global scale, performance in Europe, China and Japan led the pack. In the U.S., large cap names outperformed their smaller peers. Three Fed rate cuts in 2025 and the ongoing pivot toward less restrictive monetary policy generally favored most bond sectors.

  Exposure to commodities, notably gold related securities, added to returns, as did security selection within the energy sector.

  An underweight to consumer staples and an overweight to financials were positive. Security selection in both sectors was also positive.

  Within fixed income, exposure to credit, notably high yield bonds and loans, and an underweight to U.S. government bonds, contributed.

  Positioning within rate derivatives, notably along the U.S. yield curve, positively impacted performance.

  Exposure to cash and cash equivalents weighed on returns, as did an overweight to and security selection within consumer discretionary.

  Security selection within healthcare, and security selection within and an overweight to information technology, detracted.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of April 29, 2019 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P 500® Index	BlackRock Global Allocation Composite
4/29/2019	$10,000	$10,000	$10,000	$10,000
12/31/2019	$10,800	$11,065	$11,130	$10,798
12/31/2020	$12,878	$13,378	$13,178	$12,321
12/31/2021	$13,850	$16,827	$16,961	$13,582
12/31/2022	$11,720	$13,558	$13,889	$11,457
12/31/2023	$13,316	$17,142	$17,540	$13,254
12/31/2024	$14,582	$21,272	$21,929	$14,476
12/31/2025	$17,311	$24,962	$25,850	$17,057

Average Annual Total Returns (%)

Sub header	1 year	5 years	Since Inception 4/29/2019
Standard Class	18.71%	6.10%	8.57%
Morningstar US Market Index	17.35%	13.29%	14.69%
S&P 500® Index	17.88%	14.42%	15.29%
BlackRock Global Allocation Composite	17.83%	6.72%	8.33%

Key Fund Statistics

Total Net Assets	$2,126,640,137
# of Portfolio Holdings	2,621
Portfolio Turnover Rate	128%
Total Advisory Fees Paid	$12,982,098

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	61.3%
Corporate Bonds	9.2%
Short-Term Investments	6.8%
Non-Agency Asset-Backed Securities	3.5%
Sovereign Bonds	3.3%
Loan Agreements	3.1%
Exchange-Traded Funds	2.9%
Money Market Funds	2.7%
Non-Agency Commercial Mortgage-Backed Securities	1.3%
Preferred Stocks	0.8%
Other	5.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Global Allocation Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP BlackRock Global Allocation Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$105	0.96%

How did the Fund perform last year and what affected its performance?

Equity market performance was largely defined by resilient growth, driven in part by robust earnings and U.S. Federal Reserve (the "Fed") rate cuts in the U.S. On a global scale, performance in Europe, China and Japan led the pack. In the U.S., large cap names outperformed their smaller peers. Three Fed rate cuts in 2025 and the ongoing pivot toward less restrictive monetary policy generally favored most bond sectors.

  Exposure to commodities, notably gold related securities, added to returns, as did security selection within the energy sector.

  An underweight to consumer staples and an overweight to financials were positive. Security selection in both sectors was also positive.

  Within fixed income, exposure to credit, notably high yield bonds and loans, and an underweight to U.S. government bonds, contributed.

  Positioning within rate derivatives, notably along the U.S. yield curve, positively impacted performance.

  Exposure to cash and cash equivalents weighed on returns, as did an overweight to and security selection within consumer discretionary.

  Security selection within healthcare, and security selection within and an overweight to information technology, detracted.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of April 29, 2019 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P 500® Index	BlackRock Global Allocation Composite
4/29/2019	$10,000	$10,000	$10,000	$10,000
12/31/2019	$10,784	$11,065	$11,130	$10,798
12/31/2020	$12,834	$13,378	$13,178	$12,321
12/31/2021	$13,772	$16,827	$16,961	$13,582
12/31/2022	$11,626	$13,558	$13,889	$11,457
12/31/2023	$13,177	$17,142	$17,540	$13,254
12/31/2024	$14,394	$21,272	$21,929	$14,476
12/31/2025	$17,043	$24,962	$25,850	$17,057

Average Annual Total Returns (%)

Sub header	1 year	5 years	Since Inception 4/29/2019
Service Class	18.41%	5.84%	8.32%
Morningstar US Market Index	17.35%	13.29%	14.69%
S&P 500® Index	17.88%	14.42%	15.29%
BlackRock Global Allocation Composite	17.83%	6.72%	8.33%

Key Fund Statistics

Total Net Assets	$2,126,640,137
# of Portfolio Holdings	2,621
Portfolio Turnover Rate	128%
Total Advisory Fees Paid	$12,982,098

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Common Stock	61.3%
Corporate Bonds	9.2%
Short-Term Investments	6.8%
Non-Agency Asset-Backed Securities	3.5%
Sovereign Bonds	3.3%
Loan Agreements	3.1%
Exchange-Traded Funds	2.9%
Money Market Funds	2.7%
Non-Agency Commercial Mortgage-Backed Securities	1.3%
Preferred Stocks	0.8%
Other	5.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Global Allocation Managed Risk Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP BlackRock Global Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$16	0.15%

How did the Fund perform last year and what affected its performance?

Equity market performance was largely defined by resilient growth, driven in part by robust earnings and U.S. Federal Reserve (the "Fed") rate cuts in the U.S. On a global scale, performance in Europe, China and Japan led the pack. In the U.S., large cap names outperformed their smaller peers. Three Fed rate cuts in 2025 and the ongoing pivot toward less restrictive monetary policy generally favored most bond sectors.

  Exposure to commodities, notably gold-related securities, added to returns, as did security selection within the energy sector.

  An underweight to consumer staples and an overweight to financials were positive. Security selection in both sectors was also positive.

  Within fixed income, exposure to credit, notably high yield bonds and loans, and an underweight to U.S. government bonds, contributed.

  Positioning within rate derivatives, notably along the U.S. yield curve, positively impacted performance.

  Exposure to cash and cash equivalents weighed on returns, as did an overweight to and security selection within consumer discretionary.

  Security selection within healthcare, and security selection within and an overweight to information technology, detracted.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P 500® Index	BlackRock Global Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,285	$11,244	$11,196	$10,601
12/31/2017	$11,643	$13,658	$13,640	$12,270
12/31/2018	$10,800	$12,968	$13,042	$11,710
12/31/2019	$12,596	$17,018	$17,149	$13,905
12/31/2020	$13,958	$20,575	$20,304	$15,866
12/31/2021	$15,037	$25,880	$26,132	$17,489
12/31/2022	$12,364	$20,851	$21,399	$14,754
12/31/2023	$13,805	$26,363	$27,025	$17,067
12/31/2024	$15,130	$32,715	$33,786	$18,641
12/31/2025	$17,719	$38,390	$39,827	$21,965

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	17.11%	4.89%	5.89%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%
BlackRock Global Allocation Composite	17.83%	6.72%	8.19%

Key Fund Statistics

Total Net Assets	$626,063,025
# of Portfolio Holdings	13
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$470,465

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Global Multi-Asset Funds	96.9%
Money Market Funds	2.9%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Global Allocation Managed Risk Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP BlackRock Global Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$54	0.50%

How did the Fund perform last year and what affected its performance?

Equity market performance was largely defined by resilient growth, driven in part by robust earnings and U.S. Federal Reserve (the "Fed") rate cuts in the U.S. On a global scale, performance in Europe, China and Japan led the pack. In the U.S., large cap names outperformed their smaller peers. Three Fed rate cuts in 2025 and the ongoing pivot toward less restrictive monetary policy generally favored most bond sectors.

  Exposure to commodities, notably gold-related securities, added to returns, as did security selection within the energy sector.

  An underweight to consumer staples and an overweight to financials were positive. Security selection in both sectors was also positive.

  Within fixed income, exposure to credit, notably high yield bonds and loans, and an underweight to U.S. government bonds, contributed.

  Positioning within rate derivatives, notably along the U.S. yield curve, positively impacted performance.

  Exposure to cash and cash equivalents weighed on returns, as did an overweight to and security selection within consumer discretionary.

  Security selection within healthcare, and security selection within and an overweight to information technology, detracted.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P 500® Index	BlackRock Global Allocation Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,250	$11,244	$11,196	$10,601
12/31/2017	$11,563	$13,658	$13,640	$12,270
12/31/2018	$10,688	$12,968	$13,042	$11,710
12/31/2019	$12,422	$17,018	$17,149	$13,905
12/31/2020	$13,716	$20,575	$20,304	$15,866
12/31/2021	$14,725	$25,880	$26,132	$17,489
12/31/2022	$12,065	$20,851	$21,399	$14,754
12/31/2023	$13,423	$26,363	$27,025	$17,067
12/31/2024	$14,660	$32,715	$33,786	$18,641
12/31/2025	$17,111	$38,390	$39,827	$21,965

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	16.72%	4.52%	5.52%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%
BlackRock Global Allocation Composite	17.83%	6.72%	8.19%

Key Fund Statistics

Total Net Assets	$626,063,025
# of Portfolio Holdings	13
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$470,465

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Global Multi-Asset Funds	96.9%
Money Market Funds	2.9%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$34	0.32%

How did the Fund perform last year and what affected its performance?

Public markets delivered stellar returns across asset classes in 2025, driven by a weaker dollar, a continuation of the U.S. Federal Reserve's (the "Fed") cutting cycle, and improving economic data in the U.S. The S&P 500 was positive in 2025, with all eleven sectors posting annual gains. International equities outperformed U.S. equities, aided by a declining dollar and increased local investment. Developed markets and emerging markets were positive in 2025. The Bloomberg U.S. Aggregate Bond market was positive for 2025, as the Fed continued its easing cycle with three rate cuts throughout the year. Gold surged with a record year, while oil ended below $60 per barrel amid geopolitical turmoil. The year saw volatility across equity and fixed income, leading to a performance drag between the Fund and benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025,due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of May 2, 2016 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	BlackRock Global Growth ETF Alloc Composite
5/2/2016	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,230	$9,936	$9,946	$10,342
12/31/2017	$11,699	$10,274	$10,298	$11,907
12/31/2018	$11,347	$10,287	$10,300	$11,584
12/31/2019	$13,396	$11,177	$11,197	$13,877
12/31/2020	$13,662	$12,015	$12,038	$15,365
12/31/2021	$15,396	$11,822	$11,852	$17,306
12/31/2022	$12,853	$10,286	$10,310	$14,874
12/31/2023	$14,354	$10,833	$10,880	$16,774
12/31/2024	$15,957	$10,980	$11,016	$18,649
12/31/2025	$17,740	$11,761	$11,821	$21,041

Average Annual Total Returns (%)

Sub header	1 year	5 years	Since Inception 5/2/2016
Standard Class	11.17%	5.36%	6.11%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.69%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	1.75%
BlackRock Global Growth ETF Alloc Composite	12.83%	6.49%	8.00%

Key Fund Statistics

Total Net Assets	$454,321,325
# of Portfolio Holdings	24
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,095,613

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	49.6%
Fixed Income Funds	28.7%
International Equity Funds	18.4%
Money Market Funds	3.2%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$71	0.67%

How did the Fund perform last year and what affected its performance?

Public markets delivered stellar returns across asset classes in 2025, driven by a weaker dollar, a continuation of the U.S. Federal Reserve's (the "Fed") cutting cycle, and improving economic data in the U.S. The S&P 500 was positive in 2025, with all eleven sectors posting annual gains. International equities outperformed U.S. equities, aided by a declining dollar and increased local investment. Developed markets and emerging markets were positive in 2025. The Bloomberg U.S. Aggregate Bond market was positive for 2025, as the Fed continued its easing cycle with three rate cuts throughout the year. Gold surged with a record year, while oil ended below $60 per barrel amid geopolitical turmoil. The year saw volatility across equity and fixed income, leading to a performance drag between the Fund and benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025,due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of May 2, 2016 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	BlackRock Global Growth ETF Alloc Composite
5/2/2016	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,207	$9,936	$9,946	$10,342
12/31/2017	$11,630	$10,274	$10,298	$11,907
12/31/2018	$11,242	$10,287	$10,300	$11,584
12/31/2019	$13,226	$11,177	$11,197	$13,877
12/31/2020	$13,440	$12,015	$12,038	$15,365
12/31/2021	$15,094	$11,822	$11,852	$17,306
12/31/2022	$12,556	$10,286	$10,310	$14,874
12/31/2023	$13,973	$10,833	$10,880	$16,774
12/31/2024	$15,481	$10,980	$11,016	$18,649
12/31/2025	$17,149	$11,761	$11,821	$21,041

Average Annual Total Returns (%)

Sub header	1 year	5 years	Since Inception 5/2/2016
Service Class	10.78%	4.99%	5.74%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.69%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	1.75%
BlackRock Global Growth ETF Alloc Composite	12.83%	6.49%	8.00%

Key Fund Statistics

Total Net Assets	$454,321,325
# of Portfolio Holdings	24
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,095,613

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	49.6%
Fixed Income Funds	28.7%
International Equity Funds	18.4%
Money Market Funds	3.2%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Inflation Protected Bond Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP BlackRock Inflation Protected Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$87	0.85%

How did the Fund perform last year and what affected its performance?

The performance of the Fund and its underlying funds was impacted by rates volatility, mostly due to U.S. trade and political policies and U.S. Federal Reserve annoucements. For the full year 2025, the Fund rose in absolute terms but underperformed the Bloomberg World Government IL 1-10Y TR Hdg USD.

  During 2025, an overweight position in agency mortgage-backed securities contributed most positively to performance, as spreads grinded tighter in response to trade de-escalation and interest rate cuts. An overweight in rental inflation linked also notably contributed as spread and carry move in favorable direction over the year. The long positions in both emerging market rates and spreads both added to performance, benefitting from improved fundamentals, tightened spreads, and a weakening U.S. Dollar.

  U.S. rates detracted. A steepener and overall headline duration position were challenged by volatility and curve movement in 2025.

  A position in Japan Rates modestly detracted as the Japan yield curve overall steepened, against a flattening view.

  The Fund's exposure to the 5-year U.S. Inflation breakeven underperformed as inflation expectations declined.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar Global Core Bond Index	Bloomberg World Government 1-10 year Inflation-Linked Bond Index USD hedged
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,357	$10,213	$10,445
12/31/2017	$10,583	$10,931	$10,693
12/31/2018	$10,612	$10,813	$10,776
12/31/2019	$11,237	$11,527	$11,443
12/31/2020	$11,830	$12,580	$12,110
12/31/2021	$12,383	$11,860	$12,795
12/31/2022	$11,800	$9,797	$12,153
12/31/2023	$12,399	$10,305	$12,827
12/31/2024	$12,725	$10,113	$13,211
12/31/2025	$13,458	$10,903	$14,015

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	5.76%	2.61%	3.01%
Morningstar Global Core Bond Index	7.82%	(2.82%)	0.87%
Bloomberg World Government 1-10 year Inflation-Linked Bond Index USD hedged	6.09%	2.96%	3.43%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$1,172,832,470
# of Portfolio Holdings	348
Portfolio Turnover Rate	218%
Total Advisory Fees Paid	$4,942,484

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	54.4%
AAA	8.1%
AA	16.8%
A	5.6%
BBB	6.7%
Not Rated	8.4%

Asset Allocation

U.S. Treasury Obligations	54.2%
Sovereign Bonds	40.5%
Agency Mortgage-Backed Securities	4.7%
Non-Agency Asset-Backed Securities	2.5%
Non-Agency Commercial Mortgage-Backed Securities	2.1%
Non-Agency Collateralized Mortgage Obligations	2.0%
Agency Collateralized Mortgage Obligations	1.5%
Money Market Funds	0.6%
Corporate Bonds	0.5%
Options	0.0%
Other	(8.6%)

Top 5 Countries (Fixed Income)

United States	67.5%
United Kingdom	12.8%
France	9.0%
Italy	6.4%
Spain	3.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Inflation Protected Bond Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP BlackRock Inflation Protected Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$113	1.10%

How did the Fund perform last year and what affected its performance?

The performance of the Fund and its underlying funds was impacted by rates volatility, mostly due to U.S. trade and political policies and U.S. Federal Reserve annoucements. For the full year 2025, the Fund rose in absolute terms but underperformed the Bloomberg World Government IL 1-10Y TR Hdg USD.

  During 2025, an overweight position in agency mortgage-backed securities contributed most positively to performance, as spreads grinded tighter in response to trade de-escalation and interest rate cuts. An overweight in rental inflation linked also notably contributed as spread and carry move in favorable direction over the year. The long positions in both emerging market rates and spreads both added to performance, benefitting from improved fundamentals, tightened spreads, and a weakening U.S. Dollar.

  U.S. rates detracted. A steepener and overall headline duration position were challenged by volatility and curve movement in 2025.

  A position in Japan Rates modestly detracted as the Japan yield curve overall steepened, against a flattening view.

  The Fund's exposure to the 5-year U.S. Inflation breakeven underperformed as inflation expectations declined.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar Global Core Bond Index	Bloomberg World Government 1-10 year Inflation-Linked Bond Index USD hedged
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,330	$10,213	$10,445
12/31/2017	$10,530	$10,931	$10,693
12/31/2018	$10,533	$10,813	$10,776
12/31/2019	$11,125	$11,527	$11,443
12/31/2020	$11,683	$12,580	$12,110
12/31/2021	$12,198	$11,860	$12,795
12/31/2022	$11,595	$9,797	$12,153
12/31/2023	$12,153	$10,305	$12,827
12/31/2024	$12,442	$10,113	$13,211
12/31/2025	$13,125	$10,903	$14,015

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	5.49%	2.36%	2.76%
Morningstar Global Core Bond Index	7.82%	(2.82%)	0.87%
Bloomberg World Government 1-10 year Inflation-Linked Bond Index USD hedged	6.09%	2.96%	3.43%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$1,172,832,470
# of Portfolio Holdings	348
Portfolio Turnover Rate	218%
Total Advisory Fees Paid	$4,942,484

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	54.4%
AAA	8.1%
AA	16.8%
A	5.6%
BBB	6.7%
Not Rated	8.4%

Asset Allocation

U.S. Treasury Obligations	54.2%
Sovereign Bonds	40.5%
Agency Mortgage-Backed Securities	4.7%
Non-Agency Asset-Backed Securities	2.5%
Non-Agency Commercial Mortgage-Backed Securities	2.1%
Non-Agency Collateralized Mortgage Obligations	2.0%
Agency Collateralized Mortgage Obligations	1.5%
Money Market Funds	0.6%
Corporate Bonds	0.5%
Options	0.0%
Other	(8.6%)

Top 5 Countries (Fixed Income)

United States	67.5%
United Kingdom	12.8%
France	9.0%
Italy	6.4%
Spain	3.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Real Estate Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP BlackRock Real Estate Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$90	0.86%

How did the Fund perform last year and what affected its performance?

In 2025, while the global real estate market lagged broader global equities, it was a constructive year for global real estate securities as market regained appreciation for the asset class’s ability to deliver durable cash flows. U.S. industrial and healthcare platforms led, while office and life science assets staged a late-year rebound. Europe delivered steady progress on governance and balance-sheet strength. Asia-Pacific was mixed: Japan developers advanced on improved capital policies, while Australia softened as rate expectations shifted. The Fund marginally underperformed the secondary benchmark net of fees.

  By region, the Americas made a positive contribution, APAC had a negative effect, and EMEA attribution was close to flat.

  In terms of sectors, the main contributors were U.S. healthcare, Japanese developers, and U.S. communications.

  While UK student housing, Australian communications, and Japanese REITs were the top detractors.

Derivatives, specifically FX forwards, were used to hedge FX exposure relative to the benchmark.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar Developed Markets Index	FTSE EPRA/NAREIT Developed Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,118	$10,792	$10,406
12/31/2017	$11,218	$13,220	$11,485
12/31/2018	$10,282	$11,987	$10,838
12/31/2019	$12,844	$15,267	$13,212
12/31/2020	$12,560	$17,662	$12,018
12/31/2021	$16,079	$21,301	$15,153
12/31/2022	$11,474	$17,402	$11,352
12/31/2023	$12,972	$21,390	$12,450
12/31/2024	$13,181	$25,144	$12,566
12/31/2025	$14,357	$30,468	$13,770

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	8.92%	2.71%	3.68%
Morningstar Developed Markets Index	21.18%	11.52%	11.79%
FTSE EPRA/NAREIT Developed Index	9.58%	2.76%	3.25%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$251,925,083
# of Portfolio Holdings	208
Portfolio Turnover Rate	103%
Total Advisory Fees Paid	$1,812,350

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 5 Countries (Equity)

United States	62.3%
Japan	9.8%
Australia	6.4%
United Kingdom	3.6%
Hong Kong	3.4%

Asset Allocation

Common Stock	98.7%
Money Market Funds	0.8%
Other	0.5%

Top 5 Industries (Equity)

Specialized REITs	15.0%
Industrial REITs	14.5%
Real Estate Management & Development	14.3%
Retail REITs	13.8%
Health Care REITs	10.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock Real Estate Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP BlackRock Real Estate Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$116	1.11%

How did the Fund perform last year and what affected its performance?

In 2025, while the global real estate market lagged broader global equities, it was a constructive year for global real estate securities as market regained appreciation for the asset class’s ability to deliver durable cash flows. U.S. industrial and healthcare platforms led, while office and life science assets staged a late-year rebound. Europe delivered steady progress on governance and balance-sheet strength. Asia-Pacific was mixed: Japan developers advanced on improved capital policies, while Australia softened as rate expectations shifted. The Fund marginally underperformed the secondary benchmark net of fees.

  By region, the Americas made a positive contribution, APAC had a negative effect, and EMEA attribution was close to flat.

  In terms of sectors, the main contributors were U.S. healthcare, Japanese developers, and U.S. communications.

  While UK student housing, Australian communications, and Japanese REITs were the top detractors.

Derivatives, specifically FX forwards, were used to hedge FX exposure relative to the benchmark.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar Developed Markets Index	FTSE EPRA/NAREIT Developed Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,094	$10,792	$10,406
12/31/2017	$11,162	$13,220	$11,485
12/31/2018	$10,206	$11,987	$10,838
12/31/2019	$12,717	$15,267	$13,212
12/31/2020	$12,405	$17,662	$12,018
12/31/2021	$15,841	$21,301	$15,153
12/31/2022	$11,275	$17,402	$11,352
12/31/2023	$12,717	$21,390	$12,450
12/31/2024	$12,890	$25,144	$12,566
12/31/2025	$14,002	$30,468	$13,770

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	8.63%	2.45%	3.42%
Morningstar Developed Markets Index	21.18%	11.52%	11.79%
FTSE EPRA/NAREIT Developed Index	9.58%	2.76%	3.25%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$251,925,083
# of Portfolio Holdings	208
Portfolio Turnover Rate	103%
Total Advisory Fees Paid	$1,812,350

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 5 Countries (Equity)

United States	62.3%
Japan	9.8%
Australia	6.4%
United Kingdom	3.6%
Hong Kong	3.4%

Asset Allocation

Common Stock	98.7%
Money Market Funds	0.8%
Other	0.5%

Top 5 Industries (Equity)

Specialized REITs	15.0%
Industrial REITs	14.5%
Real Estate Management & Development	14.3%
Retail REITs	13.8%
Health Care REITs	10.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$32	0.31%

How did the Fund perform last year and what affected its performance?

Public markets delivered stellar returns across asset classes in 2025, driven by a weaker dollar,a continuation of the U.S. Federal Reserve's (the "Fed") cutting cycle, and improving economic data in the U.S. The S&P 500 was positive in 2025, with all eleven sectors posting annual gains. The Bloomberg U.S. Aggregate Bond market was positive for the year, as the Fed continued its easing cycle with three rate cuts throughout the year. Gold surged for a record year, while oil ended below $60 per barrel amid geopolitical turmoil. The year saw volatility across equity and fixed income, leading to a performance drag between the Fund and benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of May 2, 2016 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	BlackRock U.S. Growth ETF Alloc Composite
5/2/2016	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,552	$9,936	$9,946	$10,619
12/31/2017	$11,975	$10,274	$10,298	$12,136
12/31/2018	$11,647	$10,287	$10,300	$11,831
12/31/2019	$13,848	$11,177	$11,197	$14,494
12/31/2020	$14,311	$12,015	$12,038	$16,414
12/31/2021	$16,409	$11,822	$11,852	$18,991
12/31/2022	$13,699	$10,286	$10,310	$16,291
12/31/2023	$15,391	$10,833	$10,880	$18,583
12/31/2024	$17,457	$10,980	$11,016	$21,056
12/31/2025	$19,023	$11,761	$11,821	$23,395

Average Annual Total Returns (%)

Sub header	1 year	5 years	Since Inception 5/2/2016
Standard Class	8.97%	5.86%	6.88%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.69%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	1.75%
BlackRock U.S. Growth ETF Alloc Composite	11.11%	7.35%	9.19%

Key Fund Statistics

Total Net Assets	$596,190,051
# of Portfolio Holdings	12
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$1,465,122

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	67.8%
Fixed Income Funds	28.8%
Money Market Funds	3.1%
Other	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$69	0.66%

How did the Fund perform last year and what affected its performance?

Public markets delivered stellar returns across asset classes in 2025, driven by a weaker dollar,a continuation of the U.S. Federal Reserve's (the "Fed") cutting cycle, and improving economic data in the U.S. The S&P 500 was positive in 2025, with all eleven sectors posting annual gains. The Bloomberg U.S. Aggregate Bond market was positive for the year, as the Fed continued its easing cycle with three rate cuts throughout the year. Gold surged for a record year, while oil ended below $60 per barrel amid geopolitical turmoil. The year saw volatility across equity and fixed income, leading to a performance drag between the Fund and benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of May 2, 2016 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	BlackRock U.S. Growth ETF Alloc Composite
5/2/2016	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,527	$9,936	$9,946	$10,619
12/31/2017	$11,906	$10,274	$10,298	$12,136
12/31/2018	$11,540	$10,287	$10,300	$11,831
12/31/2019	$13,673	$11,177	$11,197	$14,494
12/31/2020	$14,080	$12,015	$12,038	$16,414
12/31/2021	$16,088	$11,822	$11,852	$18,991
12/31/2022	$13,384	$10,286	$10,310	$16,291
12/31/2023	$14,984	$10,833	$10,880	$18,583
12/31/2024	$16,937	$10,980	$11,016	$21,056
12/31/2025	$18,391	$11,761	$11,821	$23,395

Average Annual Total Returns (%)

Sub header	1 year	5 years	Since Inception 5/2/2016
Service Class	8.58%	5.49%	6.51%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.69%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	1.75%
BlackRock U.S. Growth ETF Alloc Composite	11.11%	7.35%	9.19%

Key Fund Statistics

Total Net Assets	$596,190,051
# of Portfolio Holdings	12
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$1,465,122

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	67.8%
Fixed Income Funds	28.8%
Money Market Funds	3.1%
Other	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Blended Large Cap Growth Managed Volatility Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Blended Large Cap Growth Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$68	0.66%

How did the Fund perform last year and what affected its performance?

This Fund invests predominantly in large cap stocks. The Fund has exposure to both growth and quality factors through allocations to multiple strategies, with the resulting portfolio having a bias toward quality growth stocks.

  During calendar year 2025, underweight allocations to the largest domestic companies by market capitalization and/or higher Beta equities generally detracted from benchmark relative returns amid declining interest rates and strong market index appreciation.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 1000® Growth Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$9,869	$11,244	$10,708
12/31/2017	$12,448	$13,658	$13,943
12/31/2018	$11,911	$12,968	$13,732
12/31/2019	$14,285	$17,018	$18,729
12/31/2020	$17,687	$20,575	$25,938
12/31/2021	$23,145	$25,880	$33,096
12/31/2022	$16,958	$20,851	$23,453
12/31/2023	$22,749	$26,363	$33,462
12/31/2024	$29,667	$32,715	$44,623
12/31/2025	$31,305	$38,390	$52,906

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	5.52%	12.10%	12.09%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$1,664,510,924
# of Portfolio Holdings	141
Portfolio Turnover Rate	121%
Total Advisory Fees Paid	$10,173,167

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	94.9%
Money Market Funds	4.9%
Rights	0.0%
Other	0.2%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	18.8%
Software	15.7%
Interactive Media & Services	11.1%
Technology Hardware, Storage & Peripherals	7.3%
Broadline Retail	5.3%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Blended Large Cap Growth Managed Volatility Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Blended Large Cap Growth Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$93	0.91%

How did the Fund perform last year and what affected its performance?

This Fund invests predominantly in large cap stocks. The Fund has exposure to both growth and quality factors through allocations to multiple strategies, with the resulting portfolio having a bias toward quality growth stocks.

  During calendar year 2025, underweight allocations to the largest domestic companies by market capitalization and/or higher Beta equities generally detracted from benchmark relative returns amid declining interest rates and strong market index appreciation.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 1000® Growth Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$9,844	$11,244	$10,708
12/31/2017	$12,385	$13,658	$13,943
12/31/2018	$11,822	$12,968	$13,732
12/31/2019	$14,144	$17,018	$18,729
12/31/2020	$17,468	$20,575	$25,938
12/31/2021	$22,802	$25,880	$33,096
12/31/2022	$16,665	$20,851	$23,453
12/31/2023	$22,300	$26,363	$33,462
12/31/2024	$29,009	$32,715	$44,623
12/31/2025	$30,534	$38,390	$52,906

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	5.26%	11.82%	11.81%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Growth Index	18.56%	15.32%	18.13%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$1,664,510,924
# of Portfolio Holdings	141
Portfolio Turnover Rate	121%
Total Advisory Fees Paid	$10,173,167

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	94.9%
Money Market Funds	4.9%
Rights	0.0%
Other	0.2%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	18.8%
Software	15.7%
Interactive Media & Services	11.1%
Technology Hardware, Storage & Peripherals	7.3%
Broadline Retail	5.3%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Blended Mid Cap Managed Volatility Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Blended Mid Cap Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$73	0.72%

How did the Fund perform last year and what affected its performance?

This Fund invests predominantly in mid cap growth stocks that are high quality yet offer above average growth potential.

  During calendar year 2025, underweight allocations to lower quality, higher Beta and/or more cyclically oriented equities generally detracted from relative returns amid declining interest rates.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell Midcap® Growth Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,226	$11,244	$10,733
12/31/2017	$12,840	$13,658	$13,445
12/31/2018	$12,886	$12,968	$12,806
12/31/2019	$16,097	$17,018	$17,348
12/31/2020	$20,557	$20,575	$23,522
12/31/2021	$23,289	$25,880	$26,516
12/31/2022	$17,800	$20,851	$19,431
12/31/2023	$20,960	$26,363	$24,457
12/31/2024	$24,990	$32,715	$29,863
12/31/2025	$25,716	$38,390	$32,448

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	2.90%	4.58%	9.91%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$720,922,184
# of Portfolio Holdings	329
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$4,870,295

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	93.6%
Money Market Funds	4.6%
Convertible Preferred Stocks	0.9%
Short-Term Investments	0.7%
Warrants	0.0%
Other	0.2%

Top 5 Industries (Equity)

Hotels, Restaurants & Leisure	9.2%
Software	8.7%
Aerospace & Defense	7.8%
Capital Markets	6.9%
Entertainment	6.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Blended Mid Cap Managed Volatility Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Blended Mid Cap Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$98	0.97%

How did the Fund perform last year and what affected its performance?

This Fund invests predominantly in mid cap growth stocks that are high quality yet offer above average growth potential.

  During calendar year 2025, underweight allocations to lower quality, higher Beta and/or more cyclically oriented equities generally detracted from relative returns amid declining interest rates.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell Midcap® Growth Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,200	$11,244	$10,733
12/31/2017	$12,775	$13,658	$13,445
12/31/2018	$12,792	$12,968	$12,806
12/31/2019	$15,938	$17,018	$17,348
12/31/2020	$20,305	$20,575	$23,522
12/31/2021	$22,945	$25,880	$26,516
12/31/2022	$17,494	$20,851	$19,431
12/31/2023	$20,548	$26,363	$24,457
12/31/2024	$24,436	$32,715	$29,863
12/31/2025	$25,084	$38,390	$32,448

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	2.65%	4.32%	9.63%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell Midcap® Growth Index	8.66%	6.65%	12.49%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$720,922,184
# of Portfolio Holdings	329
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$4,870,295

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	93.6%
Money Market Funds	4.6%
Convertible Preferred Stocks	0.9%
Short-Term Investments	0.7%
Warrants	0.0%
Other	0.2%

Top 5 Industries (Equity)

Hotels, Restaurants & Leisure	9.2%
Software	8.7%
Aerospace & Defense	7.8%
Capital Markets	6.9%
Entertainment	6.7%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Channing Small Cap Value Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Channing Small Cap Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$91	0.88%

How did the Fund perform last year and what affected its performance?

The Fund's performance was driven by a market focused on growth, rate cuts, and artificial intelligence ("AI").Equity markets subsequently ended higher in one of the strongest recoveries in recent history. Several factors supported this rebound, including resilient economic growth, a U.S. Federal Reserve rate cut, and continued investor enthusiasm for AI–related investments and fiscal policy initiatives. While small-and SMID-cap stocks broadly participated in the recovery, performance was disproportionately concentrated in lower-quality companies, with leadership skewed toward non-earners, the smallest market capitalizations, and higher-beta equities. Both sector allocation and stock selection detracted from performance relative to the secondary benchmark during the year. The top three contributing sectors to relative performance were information technology, financials, and communication services.

  The highest contributing names, respectively, were ATI, Inc., Lumentum Holdings, Inc., and Evercore, Inc.

The three sectors that detracted the most from relative performance were Materials, Health Care, and Energy.

  The largest individual detractors were Integer Holdings Corp., Louisiana-Pacific Corp., and Avient Corp.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of July 25, 2022 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 2000® Value Index
7/25/2022	$10,000	$10,000	$10,000
12/31/2022	$9,572	$9,740	$9,758
12/31/2023	$11,480	$12,315	$11,188
12/31/2024	$12,726	$15,282	$12,089
12/31/2025	$13,736	$17,933	$13,611

Average Annual Total Returns (%)

Sub header	1 year	Since Inception 7/25/2022
Standard Class	7.94%	9.66%
Morningstar US Market Index	17.35%	18.53%
Russell 2000® Value Index	12.59%	9.39%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$107,885,205
# of Portfolio Holdings	45
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$774,634

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	98.4%
Money Market Funds	1.6%
Other	0.0%

Top 5 Industries (Equity)

Capital Markets	10.1%
Banks	10.1%
Machinery	9.1%
Electronic Equipment, Instruments & Components	6.6%
Semiconductors & Semiconductor Equipment	6.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Channing Small Cap Value Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Channing Small Cap Value Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$117	1.13%

How did the Fund perform last year and what affected its performance?

The Fund's performance was driven by a market focused on growth, rate cuts, and artificial intelligence ("AI").Equity markets subsequently ended higher in one of the strongest recoveries in recent history. Several factors supported this rebound, including resilient economic growth, a U.S. Federal Reserve rate cut, and continued investor enthusiasm for AI–related investments and fiscal policy initiatives. While small-and SMID-cap stocks broadly participated in the recovery, performance was disproportionately concentrated in lower-quality companies, with leadership skewed toward non-earners, the smallest market capitalizations, and higher-beta equities. Both sector allocation and stock selection detracted from performance relative to the secondary benchmark during the year. The top three contributing sectors to relative performance were information technology, financials, and communication services.

  The highest contributing names, respectively, were ATI, Inc., Lumentum Holdings, Inc., and Evercore, Inc.

The three sectors that detracted the most from relative performance were Materials, Health Care, and Energy.

  The largest individual detractors were Integer Holdings Corp., Louisiana-Pacific Corp., and Avient Corp.

Fund Performance

The following graph compares the initial and subsequent account values for the fiscal period of July 25, 2022 to December 31, 2025 of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 2000® Value Index
7/25/2022	$10,000	$10,000	$10,000
12/31/2022	$9,563	$9,740	$9,758
12/31/2023	$11,442	$12,315	$11,188
12/31/2024	$12,653	$15,282	$12,089
12/31/2025	$13,624	$17,933	$13,611

Average Annual Total Returns (%)

Sub header	1 year	Since Inception 7/25/2022
Service Class	7.67%	9.40%
Morningstar US Market Index	17.35%	18.53%
Russell 2000® Value Index	12.59%	9.39%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$107,885,205
# of Portfolio Holdings	45
Portfolio Turnover Rate	83%
Total Advisory Fees Paid	$774,634

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	98.4%
Money Market Funds	1.6%
Other	0.0%

Top 5 Industries (Equity)

Capital Markets	10.1%
Banks	10.1%
Machinery	9.1%
Electronic Equipment, Instruments & Components	6.6%
Semiconductors & Semiconductor Equipment	6.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$69	0.65%

How did the Fund perform last year and what affected its performance?

The Fund posted a double-digit positive absolute return for 2025, but underperformed the S&P 500 Index. Stock selection decisions negatively impacted Fund relative return, while sector allocation decisions added value.

  The largest detractor from relative return was stock selection, especially in the industrials and information technology sectors.

  Stock selection added value in the consumer discretionary, financials and health care sectors.

  Sector allocation decisions contributed to relative performance, due primarily to an underweight to communication services.

  Underweights to real estate and health care also contributed, while an underweight to information technology detracted.

  Alphabet and Nvidia were the top absolute contributors to returns.

  UnitedHealth and Ovintiv were the largest absolute detractors from returns.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,903	$11,244	$11,196
12/31/2017	$13,196	$13,658	$13,640
12/31/2018	$12,826	$12,968	$13,042
12/31/2019	$15,312	$17,018	$17,149
12/31/2020	$17,587	$20,575	$20,304
12/31/2021	$21,463	$25,880	$26,132
12/31/2022	$17,718	$20,851	$21,399
12/31/2023	$21,711	$26,363	$27,025
12/31/2024	$26,551	$32,715	$33,786
12/31/2025	$29,421	$38,390	$39,827

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	10.81%	10.84%	11.39%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$430,559,332
# of Portfolio Holdings	155
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$2,682,335

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	95.9%
Money Market Funds	3.8%
Other	0.3%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	13.2%
Software	10.9%
Interactive Media & Services	8.5%
Technology Hardware, Storage & Peripherals	6.2%
Financial Services	4.3%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$105	1.00%

How did the Fund perform last year and what affected its performance?

The Fund posted a double-digit positive absolute return for 2025, but underperformed the S&P 500 Index. Stock selection decisions negatively impacted Fund relative return, while sector allocation decisions added value.

  The largest detractor from relative return was stock selection, especially in the industrials and information technology sectors.

  Stock selection added value in the consumer discretionary, financials and health care sectors.

  Sector allocation decisions contributed to relative performance, due primarily to an underweight to communication services.

  Underweights to real estate and health care also contributed, while an underweight to information technology detracted.

  Alphabet and Nvidia were the top absolute contributors to returns.

  UnitedHealth and Ovintiv were the largest absolute detractors from returns.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,865	$11,244	$11,196
12/31/2017	$13,104	$13,658	$13,640
12/31/2018	$12,693	$12,968	$13,042
12/31/2019	$15,096	$17,018	$17,149
12/31/2020	$17,278	$20,575	$20,304
12/31/2021	$21,013	$25,880	$26,132
12/31/2022	$17,285	$20,851	$21,399
12/31/2023	$21,107	$26,363	$27,025
12/31/2024	$25,720	$32,715	$33,786
12/31/2025	$28,401	$38,390	$39,827

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	10.42%	10.45%	11.00%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$430,559,332
# of Portfolio Holdings	155
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$2,682,335

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	95.9%
Money Market Funds	3.8%
Other	0.3%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	13.2%
Software	10.9%
Interactive Media & Services	8.5%
Technology Hardware, Storage & Peripherals	6.2%
Financial Services	4.3%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional International Core Equity Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Dimensional International Core Equity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$73	0.62%

How did the Fund perform last year and what affected its performance?

The developed ex U.S. markets had positive performance for the year, outperforming both the U.S. and emerging markets. Small cap stocks outperformed large cap stocks while value stocks outperformed growth stocks within both large and small caps. High profitability stocks underperformed low profitability stocks within both large and small caps. At the Fund level, the Fund outperformed the MSCI World ex USA Index for the one-year period ending December 31, 2025.

  The Fund's emphasis on value stocks contributed positively to relative performance, as these stocks outperformed over the period.

  The Fund's emphasis on stocks with smaller market capitalizations also contributed positively to relative performance.

  Conversely, the Fund's emphasis on stocks with higher profitability detracted from relative performance.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar Global Markets ex-US Index	MSCI World ex USA Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,451	$10,545	$10,275
12/31/2017	$13,310	$13,431	$12,762
12/31/2018	$10,974	$11,527	$10,964
12/31/2019	$13,262	$14,014	$13,430
12/31/2020	$14,172	$15,579	$14,449
12/31/2021	$16,045	$16,889	$16,273
12/31/2022	$13,892	$14,163	$13,947
12/31/2023	$16,117	$16,370	$16,449
12/31/2024	$16,610	$17,215	$17,222
12/31/2025	$22,467	$22,655	$22,708

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	35.26%	9.65%	8.43%
Morningstar Global Markets ex-US Index	31.60%	7.78%	8.52%
MSCI World ex USA Index (net dividends)	31.85%	9.46%	8.55%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$798,755,099
# of Portfolio Holdings	3,871
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$4,330,116

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 5 Countries (Equity)

Japan	21.9%
Canada	12.4%
United Kingdom	10.8%
Switzerland	8.1%
Germany	7.7%

Asset Allocation

Common Stock	99.1%
Preferred Stocks	0.4%
Convertible Preferred Stocks	0.0%
Rights	0.0%
Warrants	0.0%
Other	0.5%

Top 5 Industries (Equity)

Banks	12.2%
Metals & Mining	6.5%
Insurance	5.6%
Oil, Gas & Consumable Fuels	5.5%
Pharmaceuticals	5.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional International Core Equity Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Dimensional International Core Equity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$102	0.87%

How did the Fund perform last year and what affected its performance?

The developed ex U.S. markets had positive performance for the year, outperforming both the U.S. and emerging markets. Small cap stocks outperformed large cap stocks while value stocks outperformed growth stocks within both large and small caps. High profitability stocks underperformed low profitability stocks within both large and small caps. At the Fund level, the Fund outperformed the MSCI World ex USA Index for the one-year period ending December 31, 2025.

  The Fund's emphasis on value stocks contributed positively to relative performance, as these stocks outperformed over the period.

  The Fund's emphasis on stocks with smaller market capitalizations also contributed positively to relative performance.

  Conversely, the Fund's emphasis on stocks with higher profitability detracted from relative performance.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar Global Markets ex-US Index	MSCI World ex USA Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,424	$10,545	$10,275
12/31/2017	$13,239	$13,431	$12,762
12/31/2018	$10,889	$11,527	$10,964
12/31/2019	$13,124	$14,014	$13,430
12/31/2020	$13,992	$15,579	$14,449
12/31/2021	$15,801	$16,889	$16,273
12/31/2022	$13,647	$14,163	$13,947
12/31/2023	$15,792	$16,370	$16,449
12/31/2024	$16,236	$17,215	$17,222
12/31/2025	$21,904	$22,655	$22,708

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	34.91%	9.38%	8.16%
Morningstar Global Markets ex-US Index	31.60%	7.78%	8.52%
MSCI World ex USA Index (net dividends)	31.85%	9.46%	8.55%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$798,755,099
# of Portfolio Holdings	3,871
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$4,330,116

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 5 Countries (Equity)

Japan	21.9%
Canada	12.4%
United Kingdom	10.8%
Switzerland	8.1%
Germany	7.7%

Asset Allocation

Common Stock	99.1%
Preferred Stocks	0.4%
Convertible Preferred Stocks	0.0%
Rights	0.0%
Warrants	0.0%
Other	0.5%

Top 5 Industries (Equity)

Banks	12.2%
Metals & Mining	6.5%
Insurance	5.6%
Oil, Gas & Consumable Fuels	5.5%
Pharmaceuticals	5.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional International Equity Managed Volatility Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Dimensional International Equity Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$38	0.32%

How did the Fund perform last year and what affected its performance?

The Fund predominately invests in non-U.S. developed market stocks, with a bias towards smaller sized companies, value-oriented stocks, and companies with higher profitability relative to its market cap weighted benchmark.

  International equity markets produced strong absolute returns in 2025 and outperformed their domestic equity counterparts amid a weakening dollar.

  The Fund’s equity sleeve outperformed the benchmark driven by a bias towards value-oriented stocks, as value stocks outperformed growth stocks within international markets.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar Global Markets ex-US Index	MSCI All Country World ex USA Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,197	$10,545	$10,450
12/31/2017	$12,865	$13,431	$13,291
12/31/2018	$10,796	$11,527	$11,404
12/31/2019	$12,611	$14,014	$13,858
12/31/2020	$11,801	$15,579	$15,334
12/31/2021	$13,615	$16,889	$16,533
12/31/2022	$12,097	$14,163	$13,888
12/31/2023	$14,116	$16,370	$16,056
12/31/2024	$14,778	$17,215	$16,944
12/31/2025	$19,964	$22,655	$22,432

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	35.09%	11.09%	7.16%
Morningstar Global Markets ex-US Index	31.60%	7.78%	8.52%
MSCI All Country World ex USA Index (net dividends)	32.39%	7.91%	8.41%

Key Fund Statistics

Total Net Assets	$573,658,772
# of Portfolio Holdings	13
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$1,411,780

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.9%
Money Market Funds	3.8%
Other	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional International Equity Managed Volatility Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Dimensional International Equity Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$67	0.57%

How did the Fund perform last year and what affected its performance?

The Fund predominately invests in non-U.S. developed market stocks, with a bias towards smaller sized companies, value-oriented stocks, and companies with higher profitability relative to its market cap weighted benchmark.

  International equity markets produced strong absolute returns in 2025 and outperformed their domestic equity counterparts amid a weakening dollar.

  The Fund’s equity sleeve outperformed the benchmark driven by a bias towards value-oriented stocks, as value stocks outperformed growth stocks within international markets.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar Global Markets ex-US Index	MSCI All Country World ex USA Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,172	$10,545	$10,450
12/31/2017	$12,801	$13,431	$13,291
12/31/2018	$10,716	$11,527	$11,404
12/31/2019	$12,487	$14,014	$13,858
12/31/2020	$11,656	$15,579	$15,334
12/31/2021	$13,413	$16,889	$16,533
12/31/2022	$11,887	$14,163	$13,888
12/31/2023	$13,837	$16,370	$16,056
12/31/2024	$14,450	$17,215	$16,944
12/31/2025	$19,472	$22,655	$22,432

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	34.75%	10.81%	6.89%
Morningstar Global Markets ex-US Index	31.60%	7.78%	8.52%
MSCI All Country World ex USA Index (net dividends)	32.39%	7.91%	8.41%

Key Fund Statistics

Total Net Assets	$573,658,772
# of Portfolio Holdings	13
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$1,411,780

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

International Equity Funds	95.9%
Money Market Funds	3.8%
Other	0.3%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional U.S. Core Equity 1 Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 1 Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$42	0.39%

How did the Fund perform last year and what affected its performance?

The U.S. premium environment was mixed for the year with small caps underperforming large caps, while value stocks outperformed growth stocks within large caps and underperformed within small caps. High profitability stocks underperformed low profitability stocks within both large and small caps. At the Fund level, the Fund underperformed the Russell 3000 Index for the one-year period ending December 31, 2025.

  The Fund's emphasis on stocks with smaller market capitalizations detracted from relative performance.

  Conversely, the Fund's exclusion of REITs contributed positively to relative performance.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 3000® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,441	$11,244	$11,274
12/31/2017	$13,829	$13,658	$13,656
12/31/2018	$12,821	$12,968	$12,940
12/31/2019	$16,681	$17,018	$16,954
12/31/2020	$19,417	$20,575	$20,495
12/31/2021	$24,766	$25,880	$25,754
12/31/2022	$20,990	$20,851	$20,808
12/31/2023	$25,772	$26,363	$26,209
12/31/2024	$31,125	$32,715	$32,448
12/31/2025	$35,999	$38,390	$38,012

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	15.66%	13.14%	13.67%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 3000® Index	17.15%	13.15%	14.29%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$1,730,240,064
# of Portfolio Holdings	2,057
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$5,390,219

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.8%
Money Market Funds	0.2%
Rights	0.0%
Warrants	0.0%
Other	0.0%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	11.1%
Software	7.2%
Technology Hardware, Storage & Peripherals	6.2%
Interactive Media & Services	6.0%
Banks	5.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional U.S. Core Equity 1 Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 1 Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$80	0.74%

How did the Fund perform last year and what affected its performance?

The U.S. premium environment was mixed for the year with small caps underperforming large caps, while value stocks outperformed growth stocks within large caps and underperformed within small caps. High profitability stocks underperformed low profitability stocks within both large and small caps. At the Fund level, the Fund underperformed the Russell 3000 Index for the one-year period ending December 31, 2025.

  The Fund's emphasis on stocks with smaller market capitalizations detracted from relative performance.

  Conversely, the Fund's exclusion of REITs contributed positively to relative performance.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 3000® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,401	$11,244	$11,274
12/31/2017	$13,733	$13,658	$13,656
12/31/2018	$12,689	$12,968	$12,940
12/31/2019	$16,451	$17,018	$16,954
12/31/2020	$19,083	$20,575	$20,495
12/31/2021	$24,254	$25,880	$25,754
12/31/2022	$20,485	$20,851	$20,808
12/31/2023	$25,064	$26,363	$26,209
12/31/2024	$30,164	$32,715	$32,448
12/31/2025	$34,766	$38,390	$38,012

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	15.26%	12.75%	13.27%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 3000® Index	17.15%	13.15%	14.29%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$1,730,240,064
# of Portfolio Holdings	2,057
Portfolio Turnover Rate	2%
Total Advisory Fees Paid	$5,390,219

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.8%
Money Market Funds	0.2%
Rights	0.0%
Warrants	0.0%
Other	0.0%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	11.1%
Software	7.2%
Technology Hardware, Storage & Peripherals	6.2%
Interactive Media & Services	6.0%
Banks	5.4%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional U.S. Core Equity 2 Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 2 Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$53	0.49%

How did the Fund perform last year and what affected its performance?

The U.S. premium environment was mixed for the year with small caps underperforming large caps, while value stocks outperformed growth stocks within large caps and underperformed within small caps. High profitability stocks underperformed low profitability stocks within both large and small caps. At the Fund level, the Fund underperformed the Russell 3000 Index for the one-year period ending December 31, 2025.

  The Fund's emphasis on value stocks contributed positively to relative performance, as these stocks outperformed over the period.

  Conversely, the Fund's emphasis on stocks with smaller market capitalizations detracted from relative performance.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 3000® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,675	$11,244	$11,274
12/31/2017	$13,813	$13,658	$13,656
12/31/2018	$12,481	$12,968	$12,940
12/31/2019	$16,079	$17,018	$16,954
12/31/2020	$18,546	$20,575	$20,495
12/31/2021	$23,696	$25,880	$25,754
12/31/2022	$20,400	$20,851	$20,808
12/31/2023	$24,817	$26,363	$26,209
12/31/2024	$29,396	$32,715	$32,448
12/31/2025	$33,917	$38,390	$38,012

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	15.38%	12.83%	12.99%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 3000® Index	17.15%	13.15%	14.29%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$918,285,911
# of Portfolio Holdings	2,334
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$3,752,497

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.7%
Money Market Funds	0.1%
Rights	0.0%
Other	0.2%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	9.8%
Software	7.3%
Technology Hardware, Storage & Peripherals	5.8%
Banks	5.7%
Interactive Media & Services	5.6%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional U.S. Core Equity 2 Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 2 Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$80	0.74%

How did the Fund perform last year and what affected its performance?

The U.S. premium environment was mixed for the year with small caps underperforming large caps, while value stocks outperformed growth stocks within large caps and underperformed within small caps. High profitability stocks underperformed low profitability stocks within both large and small caps. At the Fund level, the Fund underperformed the Russell 3000 Index for the one-year period ending December 31, 2025.

  The Fund's emphasis on value stocks contributed positively to relative performance, as these stocks outperformed over the period.

  Conversely, the Fund's emphasis on stocks with smaller market capitalizations detracted from relative performance.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 3000® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,647	$11,244	$11,274
12/31/2017	$13,744	$13,658	$13,656
12/31/2018	$12,389	$12,968	$12,940
12/31/2019	$15,922	$17,018	$16,954
12/31/2020	$18,318	$20,575	$20,495
12/31/2021	$23,347	$25,880	$25,754
12/31/2022	$20,049	$20,851	$20,808
12/31/2023	$24,330	$26,363	$26,209
12/31/2024	$28,747	$32,715	$32,448
12/31/2025	$33,085	$38,390	$38,012

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	15.09%	12.55%	12.71%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 3000® Index	17.15%	13.15%	14.29%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$918,285,911
# of Portfolio Holdings	2,334
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$3,752,497

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	99.7%
Money Market Funds	0.1%
Rights	0.0%
Other	0.2%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	9.8%
Software	7.3%
Technology Hardware, Storage & Peripherals	5.8%
Banks	5.7%
Interactive Media & Services	5.6%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional U.S. Equity Managed Volatility Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Dimensional U.S. Equity Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.30%

How did the Fund perform last year and what affected its performance?

The Fund invests in U.S. equities, with a bias towards smaller cap and value-oriented companies relative to its market cap weighted benchmark.

  During calendar year 2025, exposure to value-oriented and smaller cap securities generally detracted from relative returns.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 3000® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,113	$11,244	$11,274
12/31/2017	$13,243	$13,658	$13,656
12/31/2018	$12,212	$12,968	$12,940
12/31/2019	$14,602	$17,018	$16,954
12/31/2020	$16,836	$20,575	$20,495
12/31/2021	$21,498	$25,880	$25,754
12/31/2022	$18,341	$20,851	$20,808
12/31/2023	$22,366	$26,363	$26,209
12/31/2024	$26,986	$32,715	$32,448
12/31/2025	$29,421	$38,390	$38,012

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	9.02%	11.81%	11.39%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 3000® Index	17.15%	13.15%	14.29%

Key Fund Statistics

Total Net Assets	$887,189,991
# of Portfolio Holdings	6
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$2,230,346

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	96.5%
Money Market Funds	3.3%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Dimensional U.S. Equity Managed Volatility Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Dimensional U.S. Equity Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	0.55%

How did the Fund perform last year and what affected its performance?

The Fund invests in U.S. equities, with a bias towards smaller cap and value-oriented companies relative to its market cap weighted benchmark.

  During calendar year 2025, exposure to value-oriented and smaller cap securities generally detracted from relative returns.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 3000® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,086	$11,244	$11,274
12/31/2017	$13,178	$13,658	$13,656
12/31/2018	$12,121	$12,968	$12,940
12/31/2019	$14,457	$17,018	$16,954
12/31/2020	$16,627	$20,575	$20,495
12/31/2021	$21,179	$25,880	$25,754
12/31/2022	$18,023	$20,851	$20,808
12/31/2023	$21,924	$26,363	$26,209
12/31/2024	$26,387	$32,715	$32,448
12/31/2025	$28,695	$38,390	$38,012

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	8.75%	11.53%	11.12%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 3000® Index	17.15%	13.15%	14.29%

Key Fund Statistics

Total Net Assets	$887,189,991
# of Portfolio Holdings	6
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$2,230,346

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	96.5%
Money Market Funds	3.3%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$11	0.10%

How did the Fund perform last year and what affected its performance?

This Fund invests predominantly in large cap stocks. The Fund has exposure to both growth and value factors through allocations to multiple strategies, with the resulting portfolio having a bias towards growth relative to its benchmark.

  During calendar year 2025, exposure to growth-oriented equities generally contributed to relative returns, while exposure to value-oriented equities generally detracted from relative returns.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,659	$11,244	$11,196
12/31/2017	$12,688	$13,658	$13,640
12/31/2018	$11,946	$12,968	$13,042
12/31/2019	$14,340	$17,018	$17,149
12/31/2020	$17,245	$20,575	$20,304
12/31/2021	$21,898	$25,880	$26,132
12/31/2022	$17,755	$20,851	$21,399
12/31/2023	$22,238	$26,363	$27,025
12/31/2024	$28,383	$32,715	$33,786
12/31/2025	$32,435	$38,390	$39,827

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	14.27%	13.47%	12.49%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%

Key Fund Statistics

Total Net Assets	$526,796,119
# of Portfolio Holdings	5
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$387,038

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	96.8%
Money Market Funds	3.0%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.45%

How did the Fund perform last year and what affected its performance?

This Fund invests predominantly in large cap stocks. The Fund has exposure to both growth and value factors through allocations to multiple strategies, with the resulting portfolio having a bias towards growth relative to its benchmark.

  During calendar year 2025, exposure to growth-oriented equities generally contributed to relative returns, while exposure to value-oriented equities generally detracted from relative returns.

  The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,622	$11,244	$11,196
12/31/2017	$12,600	$13,658	$13,640
12/31/2018	$11,821	$12,968	$13,042
12/31/2019	$14,140	$17,018	$17,149
12/31/2020	$16,946	$20,575	$20,304
12/31/2021	$21,443	$25,880	$26,132
12/31/2022	$17,326	$20,851	$21,399
12/31/2023	$21,625	$26,363	$27,025
12/31/2024	$27,505	$32,715	$33,786
12/31/2025	$31,320	$38,390	$39,827

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	13.87%	13.07%	12.09%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%

Key Fund Statistics

Total Net Assets	$526,796,119
# of Portfolio Holdings	5
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$387,038

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	96.8%
Money Market Funds	3.0%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Fidelity Institutional AM® Total Bond Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Fidelity Institutional AM® Total Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$54	0.52%

How did the Fund perform last year and what affected its performance?

U.S. Fixed Income markets had positive returns for the calendar year 2025, as easing monetary policy pushed yields lower, particularly on the front end of the curve, and healthy corporate fundamentals helped to keep spreads tight.

  The Fund underperformed the benchmark due to overweight allocations to high yield corporates, bank loans, and securitized credit under the Fund’s legacy sub-adviser following the “Liberation Day” spread widening.

The Fund utilizes derivatives to help manage currency risk, interest rate risk, and more effectively express markets views.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,352	$10,254	$10,265
12/31/2017	$10,893	$10,602	$10,628
12/31/2018	$10,661	$10,617	$10,629
12/31/2019	$11,774	$11,535	$11,556
12/31/2020	$13,073	$12,399	$12,423
12/31/2021	$12,904	$12,200	$12,232
12/31/2022	$11,116	$10,615	$10,641
12/31/2023	$11,809	$11,179	$11,229
12/31/2024	$12,043	$11,331	$11,369
12/31/2025	$12,852	$12,138	$12,199

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	6.72%	(0.34%)	2.54%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$2,162,893,897
# of Portfolio Holdings	2,062
Portfolio Turnover Rate	286%
Total Advisory Fees Paid	$12,269,559

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	53.8%
AAA	8.1%
AA	3.2%
A	7.9%
BBB	14.1%
BB	5.0%
B	4.8%
CCC	0.8%
C	0.1%
Not Rated	2.2%

Asset Allocation

U.S. Treasury Obligations	38.3%
Corporate Bonds	26.5%
Agency Mortgage-Backed Securities	16.7%
Non-Agency Asset-Backed Securities	8.5%
Loan Agreements	5.6%
Non-Agency Commercial Mortgage-Backed Securities	3.7%
Sovereign Bonds	1.4%
Money Market Funds	1.2%
Agency Collateralized Mortgage Obligations	1.1%
Non-Agency Collateralized Mortgage Obligations	0.5%
Other	(3.5%)

Top 5 Industries (Fixed Income)

Banks	7.2%
Oil & Gas	2.0%
Pipelines	1.5%
Real Estate Investment Trusts	1.3%
Diversified Financial Services	1.3%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective May 1, 2025, the Fund changed its name from the "LVIP Macquarie Diversified Income Fund" to the "LVIP Fidelity Institutional AM® Total Bond Fund."

In addition, the sub-adviser for the Fund changed from Delaware Investment Fund Advisers to Fidelity Institutional Asset Management (FIAM, LLC), with FMR Investment Management (UK) Limited added as investment sub-sub-adviser.

Further, the principal investment strategies of the Fund were updated to reflect that the sub-adviser uses the Bloomberg U.S. Aggregate Bond Index as a guide in structuring the Fund and selecting its investments.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Fidelity Institutional AM® Total Bond Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Fidelity Institutional AM® Total Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$85	0.82%

How did the Fund perform last year and what affected its performance?

U.S. Fixed Income markets had positive returns for the calendar year 2025, as easing monetary policy pushed yields lower, particularly on the front end of the curve, and healthy corporate fundamentals helped to keep spreads tight.

  The Fund underperformed the benchmark due to overweight allocations to high yield corporates, bank loans, and securitized credit under the Fund’s legacy sub-adviser following the “Liberation Day” spread widening.

The Fund utilizes derivatives to help manage currency risk, interest rate risk, and more effectively express markets views.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,328	$10,254	$10,265
12/31/2017	$10,834	$10,602	$10,628
12/31/2018	$10,586	$10,617	$10,629
12/31/2019	$11,653	$11,535	$11,556
12/31/2020	$12,899	$12,399	$12,423
12/31/2021	$12,690	$12,200	$12,232
12/31/2022	$10,898	$10,615	$10,641
12/31/2023	$11,544	$11,179	$11,229
12/31/2024	$11,737	$11,331	$11,369
12/31/2025	$12,488	$12,138	$12,199

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	6.40%	(0.65%)	2.25%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$2,162,893,897
# of Portfolio Holdings	2,062
Portfolio Turnover Rate	286%
Total Advisory Fees Paid	$12,269,559

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	53.8%
AAA	8.1%
AA	3.2%
A	7.9%
BBB	14.1%
BB	5.0%
B	4.8%
CCC	0.8%
C	0.1%
Not Rated	2.2%

Asset Allocation

U.S. Treasury Obligations	38.3%
Corporate Bonds	26.5%
Agency Mortgage-Backed Securities	16.7%
Non-Agency Asset-Backed Securities	8.5%
Loan Agreements	5.6%
Non-Agency Commercial Mortgage-Backed Securities	3.7%
Sovereign Bonds	1.4%
Money Market Funds	1.2%
Agency Collateralized Mortgage Obligations	1.1%
Non-Agency Collateralized Mortgage Obligations	0.5%
Other	(3.5%)

Top 5 Industries (Fixed Income)

Banks	7.2%
Oil & Gas	2.0%
Pipelines	1.5%
Real Estate Investment Trusts	1.3%
Diversified Financial Services	1.3%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective May 1, 2025, the Fund changed its name from the "LVIP Macquarie Diversified Income Fund" to the "LVIP Fidelity Institutional AM® Total Bond Fund."

In addition, the sub-adviser for the Fund changed from Delaware Investment Fund Advisers to Fidelity Institutional Asset Management (FIAM, LLC), with FMR Investment Management (UK) Limited added as investment sub-sub-adviser.

Further, the principal investment strategies of the Fund were updated to reflect that the sub-adviser uses the Bloomberg U.S. Aggregate Bond Index as a guide in structuring the Fund and selecting its investments.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Core Bond Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Franklin Templeton Core Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$38	0.37%

How did the Fund perform last year and what affected its performance?

U.S. Fixed Income markets had positive returns for the calendar year 2025, as easing monetary policy pushed yields lower, particularly on the front end of the curve, and healthy corporate fundamentals helped to keep spreads tight.

  The Fund underperformed the benchmark due to negative security selection within corporate credit and emerging markets debt under the Fund’s legacy sub-adviser.

The Fund utilizes derivatives to help manage interest rate risk.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,272	$10,254	$10,265
12/31/2017	$10,721	$10,602	$10,628
12/31/2018	$10,632	$10,617	$10,629
12/31/2019	$11,611	$11,535	$11,556
12/31/2020	$12,757	$12,399	$12,423
12/31/2021	$12,527	$12,200	$12,232
12/31/2022	$10,811	$10,615	$10,641
12/31/2023	$11,452	$11,179	$11,229
12/31/2024	$11,636	$11,331	$11,369
12/31/2025	$12,480	$12,138	$12,199

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	7.25%	(0.44%)	2.24%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$6,485,748,744
# of Portfolio Holdings	1,758
Portfolio Turnover Rate	197%
Total Advisory Fees Paid	$19,644,120

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	55.7%
AAA	13.7%
AA	3.5%
A	9.7%
BBB	15.1%
BB	0.7%
B	0.0%
Not Rated	1.6%

Asset Allocation

Agency Mortgage-Backed Securities	33.7%
Corporate Bonds	28.8%
U.S. Treasury Obligations	28.4%
Non-Agency Asset-Backed Securities	7.4%
Non-Agency Commercial Mortgage-Backed Securities	6.8%
Short-Term Investments	3.8%
Agency Collateralized Mortgage Obligations	3.4%
Non-Agency Collateralized Mortgage Obligations	3.3%
Agency Commercial Mortgage-Backed Securities	0.7%
Money Market Funds	0.3%
Other	(16.6%)

Top 5 Industries (Fixed Income)

Banks	8.1%
Electric	3.0%
Diversified Financial Services	2.8%
Telecommunications	1.9%
Pipelines	1.3%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective August 1, 2025, the Fund changed its name from the "LVIP Macquarie Bond Fund" to the "LVIP Franklin Templeton Core Bond Fund."

In addition, Franklin Advisers, Inc. replaced Delaware Investment Fund Advisers as sub-adviser to the Fund.

Further, the principal investment strategies of the Fund were updated to reflect that, under normal market condition, the Fund invests mainly in a diversified portfolio of investment-grade fixed-income securities.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Core Bond Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Franklin Templeton Core Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$74	0.72%

How did the Fund perform last year and what affected its performance?

U.S. Fixed Income markets had positive returns for the calendar year 2025, as easing monetary policy pushed yields lower, particularly on the front end of the curve, and healthy corporate fundamentals helped to keep spreads tight.

  The Fund underperformed the benchmark due to negative security selection within corporate credit and emerging markets debt under the Fund’s legacy sub-adviser.

The Fund utilizes derivatives to help manage interest rate risk.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,237	$10,254	$10,265
12/31/2017	$10,647	$10,602	$10,628
12/31/2018	$10,521	$10,617	$10,629
12/31/2019	$11,450	$11,535	$11,556
12/31/2020	$12,535	$12,399	$12,423
12/31/2021	$12,267	$12,200	$12,232
12/31/2022	$10,550	$10,615	$10,641
12/31/2023	$11,137	$11,179	$11,229
12/31/2024	$11,276	$11,331	$11,369
12/31/2025	$12,051	$12,138	$12,199

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	6.87%	(0.79%)	1.88%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$6,485,748,744
# of Portfolio Holdings	1,758
Portfolio Turnover Rate	197%
Total Advisory Fees Paid	$19,644,120

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	55.7%
AAA	13.7%
AA	3.5%
A	9.7%
BBB	15.1%
BB	0.7%
B	0.0%
Not Rated	1.6%

Asset Allocation

Agency Mortgage-Backed Securities	33.7%
Corporate Bonds	28.8%
U.S. Treasury Obligations	28.4%
Non-Agency Asset-Backed Securities	7.4%
Non-Agency Commercial Mortgage-Backed Securities	6.8%
Short-Term Investments	3.8%
Agency Collateralized Mortgage Obligations	3.4%
Non-Agency Collateralized Mortgage Obligations	3.3%
Agency Commercial Mortgage-Backed Securities	0.7%
Money Market Funds	0.3%
Other	(16.6%)

Top 5 Industries (Fixed Income)

Banks	8.1%
Electric	3.0%
Diversified Financial Services	2.8%
Telecommunications	1.9%
Pipelines	1.3%

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2025.

Effective August 1, 2025, the Fund changed its name from the "LVIP Macquarie Bond Fund" to the "LVIP Franklin Templeton Core Bond Fund."

In addition, Franklin Advisers, Inc. replaced Delaware Investment Fund Advisers as sub-adviser to the Fund.

Further, the principal investment strategies of the Fund were updated to reflect that, under normal market condition, the Fund invests mainly in a diversified portfolio of investment-grade fixed-income securities.

For more information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026, at www.lincolnfinancial.com/lvip or upon request at 1-800-4LINCOLN (454-6265)

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Franklin Templeton Global Equity Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$77	0.72%

How did the Fund perform last year and what affected its performance?

This Fund invests in global equities. The Fund has exposure to both growth and value factors and exposure to both domestic and international securities through allocations to multiple strategies.

  During the calendar year 2025, allocations to growth equities and non-U.S. equities generally contributed to benchmark relative returns while allocations to value equities generally detracted.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar Developed Markets Index	MSCI World Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,242	$10,792	$10,751
12/31/2017	$12,434	$13,220	$13,159
12/31/2018	$11,297	$11,987	$12,013
12/31/2019	$12,743	$15,267	$15,337
12/31/2020	$14,357	$17,662	$17,776
12/31/2021	$16,843	$21,301	$21,654
12/31/2022	$14,812	$17,402	$17,726
12/31/2023	$17,366	$21,390	$21,942
12/31/2024	$19,544	$25,144	$26,039
12/31/2025	$22,184	$30,468	$31,532

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	13.51%	9.09%	8.29%
Morningstar Developed Markets Index	21.18%	11.52%	11.79%
MSCI World Index (net dividends)	21.09%	12.15%	12.17%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$930,940,342
# of Portfolio Holdings	274
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$5,886,172

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 5 Countries (Equity)

United States	54.4%
United Kingdom	8.3%
Japan	4.3%
Netherlands	4.1%
Germany	3.8%

Asset Allocation

Common Stock	93.1%
Money Market Funds	6.3%
Loan Agreements	0.2%
Corporate Bonds	0.0%
Warrants	0.0%
Other	0.4%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	9.6%
Banks	8.7%
Software	5.8%
Capital Markets	5.4%
Pharmaceuticals	5.3%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Franklin Templeton Global Equity Managed Volatility Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$103	0.97%

How did the Fund perform last year and what affected its performance?

This Fund invests in global equities. The Fund has exposure to both growth and value factors and exposure to both domestic and international securities through allocations to multiple strategies.

  During the calendar year 2025, allocations to growth equities and non-U.S. equities generally contributed to benchmark relative returns while allocations to value equities generally detracted.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar Developed Markets Index	MSCI World Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,216	$10,792	$10,751
12/31/2017	$12,372	$13,220	$13,159
12/31/2018	$11,213	$11,987	$12,013
12/31/2019	$12,616	$15,267	$15,337
12/31/2020	$14,179	$17,662	$17,776
12/31/2021	$16,593	$21,301	$21,654
12/31/2022	$14,556	$17,402	$17,726
12/31/2023	$17,023	$21,390	$21,942
12/31/2024	$19,110	$25,144	$26,039
12/31/2025	$21,637	$30,468	$31,532

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	13.22%	8.82%	8.02%
Morningstar Developed Markets Index	21.18%	11.52%	11.79%
MSCI World Index (net dividends)	21.09%	12.15%	12.17%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$930,940,342
# of Portfolio Holdings	274
Portfolio Turnover Rate	36%
Total Advisory Fees Paid	$5,886,172

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 5 Countries (Equity)

United States	54.4%
United Kingdom	8.3%
Japan	4.3%
Netherlands	4.1%
Germany	3.8%

Asset Allocation

Common Stock	93.1%
Money Market Funds	6.3%
Loan Agreements	0.2%
Corporate Bonds	0.0%
Warrants	0.0%
Other	0.4%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	9.6%
Banks	8.7%
Software	5.8%
Capital Markets	5.4%
Pharmaceuticals	5.3%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$54	0.46%

How did the Fund perform last year and what affected its performance?

For the full year 2025, the Fund rose in absolute terms and outperformed the MSCI EM NR USD. Stock selection lifted relative performance, led by the financials sector. Security selection was also supportive in the energy and real estate sectors. Although stock selection in the information technology (IT) and industrials sectors weighed on relative returns, the fund’s positions in these two sectors collectively had robust absolute returns for the year.

  The largest individual contributors were overweight allocations to SK Square, a South Korean firm investing in semiconductors, South Korean semiconductor manufacturer SK Hynix and Chinese toy company Pop Mart International.

  The largest individual detractors were an underweight allocation to South African gold mining company AngloGold Ashanti, and overweight positions in Indian technology company Tata Consultancy Services and Indian IT services provider HCL Technologies.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar Emerging Markets Index	MSCI Emerging Markets Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,543	$11,097	$11,119
12/31/2017	$14,294	$15,037	$15,264
12/31/2018	$12,535	$13,004	$13,041
12/31/2019	$13,488	$15,361	$15,443
12/31/2020	$13,846	$18,189	$18,270
12/31/2021	$15,063	$18,128	$17,805
12/31/2022	$13,281	$14,816	$14,228
12/31/2023	$14,614	$16,521	$15,626
12/31/2024	$15,915	$17,685	$16,799
12/31/2025	$21,377	$22,949	$22,438

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	34.31%	9.07%	7.89%
Morningstar Emerging Markets Index	29.76%	4.76%	8.66%
MSCI Emerging Markets Index (net dividends)	33.57%	4.20%	8.42%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$561,093,533
# of Portfolio Holdings	313
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$1,757,475

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 5 Countries (Equity)

China	25.3%
Taiwan	18.2%
India	14.9%
Republic of Korea	14.7%
Brazil	4.4%

Asset Allocation

Common Stock	96.4%
Money Market Funds	2.0%
Preferred Stocks	1.9%
Other	(0.3%)

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	17.3%
Banks	14.3%
Technology Hardware, Storage & Peripherals	5.2%
Interactive Media & Services	5.2%
Metals & Mining	4.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$83	0.71%

How did the Fund perform last year and what affected its performance?

For the full year 2025, the Fund rose in absolute terms and outperformed the MSCI EM NR USD. Stock selection lifted relative performance, led by the financials sector. Security selection was also supportive in the energy and real estate sectors. Although stock selection in the information technology (IT) and industrials sectors weighed on relative returns, the fund’s positions in these two sectors collectively had robust absolute returns for the year.

  The largest individual contributors were overweight allocations to SK Square, a South Korean firm investing in semiconductors, South Korean semiconductor manufacturer SK Hynix and Chinese toy company Pop Mart International.

  The largest individual detractors were an underweight allocation to South African gold mining company AngloGold Ashanti, and overweight positions in Indian technology company Tata Consultancy Services and Indian IT services provider HCL Technologies.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar Emerging Markets Index	MSCI Emerging Markets Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$11,516	$11,097	$11,119
12/31/2017	$14,223	$15,037	$15,264
12/31/2018	$12,440	$13,004	$13,041
12/31/2019	$13,354	$15,361	$15,443
12/31/2020	$13,675	$18,189	$18,270
12/31/2021	$14,839	$18,128	$17,805
12/31/2022	$13,050	$14,816	$14,228
12/31/2023	$14,325	$16,521	$15,626
12/31/2024	$15,562	$17,685	$16,799
12/31/2025	$20,849	$22,949	$22,438

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	33.98%	8.80%	7.62%
Morningstar Emerging Markets Index	29.76%	4.76%	8.66%
MSCI Emerging Markets Index (net dividends)	33.57%	4.20%	8.42%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$561,093,533
# of Portfolio Holdings	313
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$1,757,475

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 5 Countries (Equity)

China	25.3%
Taiwan	18.2%
India	14.9%
Republic of Korea	14.7%
Brazil	4.4%

Asset Allocation

Common Stock	96.4%
Money Market Funds	2.0%
Preferred Stocks	1.9%
Other	(0.3%)

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	17.3%
Banks	14.3%
Technology Hardware, Storage & Peripherals	5.2%
Interactive Media & Services	5.2%
Metals & Mining	4.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor International Equity Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor International Equity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$47	0.40%

How did the Fund perform last year and what affected its performance?

For the full year 2025, the Fund rose in absolute terms and outperformed the MSCI EAFE NR USD.

  Favorable stock selection drove relative outperformance for the year, led by the financials, health care and materials sectors.

  Security selection only detracted modestly in a few sectors, including consumer discretionary.

  A communication services underweight and consumer discretionary overweight helped, while a financials underweight detracted.

The largest individual relative contributors were overweight allocations to German global financial services provider Deutsche Bank, UK-based global bank Barclays and Japanese diversified products and services company Toyota Tsusho. The largest individual detractors from relative performance were an underweight in Spanish multinational bank Banco Santander, and overweight positions in Danish jewelry manufacturer and retailer Pandora and venture capital company 3i Group.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,973	$10,283	$10,100
12/31/2017	$13,560	$12,844	$12,628
12/31/2018	$11,494	$10,997	$10,887
12/31/2019	$13,267	$13,498	$13,284
12/31/2020	$12,723	$14,636	$14,322
12/31/2021	$14,398	$16,419	$15,935
12/31/2022	$13,388	$13,913	$13,632
12/31/2023	$15,921	$16,313	$16,118
12/31/2024	$16,520	$17,027	$16,735
12/31/2025	$22,400	$22,543	$21,959

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	35.59%	11.98%	8.40%
Morningstar Developed Markets ex-US Index	32.39%	9.02%	8.47%
MSCI EAFE Index (net dividends)	31.22%	8.92%	8.18%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$991,693,472
# of Portfolio Holdings	264
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$2,916,807

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 5 Countries (Equity)

Japan	21.9%
United Kingdom	15.1%
France	11.0%
Switzerland	9.6%
Germany	8.9%

Asset Allocation

Common Stock	98.3%
Money Market Funds	1.2%
Preferred Stocks	0.1%
Other	0.4%

Top 5 Industries (Equity)

Banks	13.3%
Pharmaceuticals	8.9%
Insurance	4.6%
Semiconductors & Semiconductor Equipment	4.1%
Capital Markets	3.9%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor International Equity Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor International Equity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$76	0.65%

How did the Fund perform last year and what affected its performance?

For the full year 2025, the Fund rose in absolute terms and outperformed the MSCI EAFE NR USD.

  Favorable stock selection drove relative outperformance for the year, led by the financials, health care and materials sectors.

  Security selection only detracted modestly in a few sectors, including consumer discretionary.

  A communication services underweight and consumer discretionary overweight helped, while a financials underweight detracted.

The largest individual relative contributors were overweight allocations to German global financial services provider Deutsche Bank, UK-based global bank Barclays and Japanese diversified products and services company Toyota Tsusho. The largest individual detractors from relative performance were an underweight in Spanish multinational bank Banco Santander, and overweight positions in Danish jewelry manufacturer and retailer Pandora and venture capital company 3i Group.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar Developed Markets ex-US Index	MSCI EAFE Index (net dividends)
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,946	$10,283	$10,100
12/31/2017	$13,492	$12,844	$12,628
12/31/2018	$11,408	$10,997	$10,887
12/31/2019	$13,135	$13,498	$13,284
12/31/2020	$12,565	$14,636	$14,322
12/31/2021	$14,183	$16,419	$15,935
12/31/2022	$13,155	$13,913	$13,632
12/31/2023	$15,605	$16,313	$16,118
12/31/2024	$16,153	$17,027	$16,735
12/31/2025	$21,848	$22,543	$21,959

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	35.26%	11.70%	8.13%
Morningstar Developed Markets ex-US Index	32.39%	9.02%	8.47%
MSCI EAFE Index (net dividends)	31.22%	8.92%	8.18%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$991,693,472
# of Portfolio Holdings	264
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$2,916,807

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 5 Countries (Equity)

Japan	21.9%
United Kingdom	15.1%
France	11.0%
Switzerland	9.6%
Germany	8.9%

Asset Allocation

Common Stock	98.3%
Money Market Funds	1.2%
Preferred Stocks	0.1%
Other	0.4%

Top 5 Industries (Equity)

Banks	13.3%
Pharmaceuticals	8.9%
Insurance	4.6%
Semiconductors & Semiconductor Equipment	4.1%
Capital Markets	3.9%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$39	0.36%

How did the Fund perform last year and what affected its performance?

During the period, beneficial stock selection and sector exposures enabled the Fund to outperform its secondary benchmark index. Specifically, security selection in the health care, consumer discretionary and financials sectors strengthened relative results.

  Conversely, stock selection in the industrials sector weighed on relative returns.

  In terms of sector allocations, a communication services overweight and varied positioning in information technology (IT) over the period supported relative performance, while a modest overweight in financials detracted.

  The largest contributors to relative returns were overweight positions in semiconductor designer and manufacturer Micron Technology, global investment company Bank of New York Mellon and biopharmaceutical developer Gilead Sciences.

  The largest detractors from relative returns during the period were overweight allocations to CME Group, which operates financial derivatives exchanges, and global payments provider Visa, and an underweight in aircraft engineer supplier GE Aerospace.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$12,153	$11,244	$11,196
12/31/2017	$14,432	$13,658	$13,640
12/31/2018	$12,829	$12,968	$13,042
12/31/2019	$16,331	$17,018	$17,149
12/31/2020	$16,818	$20,575	$20,304
12/31/2021	$22,179	$25,880	$26,132
12/31/2022	$19,968	$20,851	$21,399
12/31/2023	$23,439	$26,363	$27,025
12/31/2024	$29,999	$32,715	$33,786
12/31/2025	$35,605	$38,390	$39,827

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	18.69%	16.18%	13.54%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$1,870,396,266
# of Portfolio Holdings	263
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$5,290,190

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	98.8%
Money Market Funds	1.2%
Other	0.0%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	14.3%
Software	11.5%
Interactive Media & Services	7.6%
Technology Hardware, Storage & Peripherals	6.8%
Financial Services	4.9%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$67	0.61%

How did the Fund perform last year and what affected its performance?

During the period, beneficial stock selection and sector exposures enabled the Fund to outperform its secondary benchmark index. Specifically, security selection in the health care, consumer discretionary and financials sectors strengthened relative results.

  Conversely, stock selection in the industrials sector weighed on relative returns.

  In terms of sector allocations, a communication services overweight and varied positioning in information technology (IT) over the period supported relative performance, while a modest overweight in financials detracted.

  The largest contributors to relative returns were overweight positions in semiconductor designer and manufacturer Micron Technology, global investment company Bank of New York Mellon and biopharmaceutical developer Gilead Sciences.

  The largest detractors from relative returns during the period were overweight allocations to CME Group, which operates financial derivatives exchanges, and global payments provider Visa, and an underweight in aircraft engineer supplier GE Aerospace.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	S&P 500® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$12,122	$11,244	$11,196
12/31/2017	$14,361	$13,658	$13,640
12/31/2018	$12,734	$12,968	$13,042
12/31/2019	$16,170	$17,018	$17,149
12/31/2020	$16,610	$20,575	$20,304
12/31/2021	$21,849	$25,880	$26,132
12/31/2022	$19,621	$20,851	$21,399
12/31/2023	$22,974	$26,363	$27,025
12/31/2024	$29,333	$32,715	$33,786
12/31/2025	$34,727	$38,390	$39,827

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	18.39%	15.89%	13.26%
Morningstar US Market Index	17.35%	13.29%	14.40%
S&P 500® Index	17.88%	14.42%	14.82%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$1,870,396,266
# of Portfolio Holdings	263
Portfolio Turnover Rate	57%
Total Advisory Fees Paid	$5,290,190

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	98.8%
Money Market Funds	1.2%
Other	0.0%

Top 5 Industries (Equity)

Semiconductors & Semiconductor Equipment	14.3%
Software	11.5%
Interactive Media & Services	7.6%
Technology Hardware, Storage & Peripherals	6.8%
Financial Services	4.9%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$40	0.37%

How did the Fund perform last year and what affected its performance?

Security selection in the industrials, financials, utilities and consumer discretionary sectors benefited secondary benchmark relative  performance. In contrast, stock selection in the health care sector detracted from relative returns on an allocation basis, a health care overweight helped relative results, while a consumer discretionary overweight curbed returns.

  The largest individual contributors to relative returns included an off-benchmark allocation to integrated energy company NRG Energy, and overweight positions in Bloom Energy, a fuel cell systems provider for power generation, and home loan servicer Mr. Cooper Group.

  The largest individual detractors from relative returns were an underweight in telecommunications company EchoStar, an off-benchmark allocation to commerce technology solutions provider Manhattan Associates and an underweight in BridgeBio Pharma, which develops treatments for genetic diseases and cancers.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 2000® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$13,009	$11,244	$12,131
12/31/2017	$13,832	$13,658	$13,908
12/31/2018	$11,971	$12,968	$12,376
12/31/2019	$14,344	$17,018	$15,535
12/31/2020	$15,202	$20,575	$18,636
12/31/2021	$20,319	$25,880	$21,397
12/31/2022	$17,789	$20,851	$17,024
12/31/2023	$20,553	$26,363	$19,906
12/31/2024	$23,264	$32,715	$22,203
12/31/2025	$26,426	$38,390	$25,047

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	13.59%	11.69%	10.21%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 2000® Index	12.81%	6.09%	9.62%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$937,785,671
# of Portfolio Holdings	1,006
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$2,646,823

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	97.9%
Money Market Funds	1.9%
Rights	0.0%
Other	0.2%

Top 5 Industries (Equity)

Biotechnology	9.2%
Banks	8.8%
Software	6.3%
Semiconductors & Semiconductor Equipment	3.7%
Health Care Equipment & Supplies	3.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$66	0.62%

How did the Fund perform last year and what affected its performance?

Security selection in the industrials, financials, utilities and consumer discretionary sectors benefited secondary benchmark relative  performance. In contrast, stock selection in the health care sector detracted from relative returns on an allocation basis, a health care overweight helped relative results, while a consumer discretionary overweight curbed returns.

  The largest individual contributors to relative returns included an off-benchmark allocation to integrated energy company NRG Energy, and overweight positions in Bloom Energy, a fuel cell systems provider for power generation, and home loan servicer Mr. Cooper Group.

  The largest individual detractors from relative returns were an underweight in telecommunications company EchoStar, an off-benchmark allocation to commerce technology solutions provider Manhattan Associates and an underweight in BridgeBio Pharma, which develops treatments for genetic diseases and cancers.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 2000® Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$12,976	$11,244	$12,131
12/31/2017	$13,764	$13,658	$13,908
12/31/2018	$11,882	$12,968	$12,376
12/31/2019	$14,202	$17,018	$15,535
12/31/2020	$15,014	$20,575	$18,636
12/31/2021	$20,017	$25,880	$21,397
12/31/2022	$17,481	$20,851	$17,024
12/31/2023	$20,147	$26,363	$19,906
12/31/2024	$22,748	$32,715	$22,203
12/31/2025	$25,774	$38,390	$25,047

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	13.30%	11.41%	9.93%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 2000® Index	12.81%	6.09%	9.62%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$937,785,671
# of Portfolio Holdings	1,006
Portfolio Turnover Rate	52%
Total Advisory Fees Paid	$2,646,823

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Asset Allocation

Common Stock	97.9%
Money Market Funds	1.9%
Rights	0.0%
Other	0.2%

Top 5 Industries (Equity)

Biotechnology	9.2%
Banks	8.8%
Software	6.3%
Semiconductors & Semiconductor Equipment	3.7%
Health Care Equipment & Supplies	3.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Global Conservative Allocation Managed Risk Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Global Conservative Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.30%

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During the calendar year 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  During 2025, equity allocations to actively managed multi-factor and international value funds generally contributed positively to performance.

  Conversely, equity allocations to actively managed international growth and domestic large cap value-oriented funds detracted from returns.

  Within fixed income, allocations to actively managed bond funds were generally in-line with the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Conservative Blended Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,502	$10,254	$10,265	$10,568
12/31/2017	$11,604	$10,602	$10,628	$11,675
12/31/2018	$11,088	$10,617	$10,629	$11,329
12/31/2019	$12,752	$11,535	$11,556	$13,192
12/31/2020	$13,654	$12,399	$12,423	$14,916
12/31/2021	$14,696	$12,200	$12,232	$15,986
12/31/2022	$12,434	$10,615	$10,641	$13,637
12/31/2023	$13,642	$11,179	$11,229	$15,282
12/31/2024	$14,693	$11,331	$11,369	$16,405
12/31/2025	$16,131	$12,138	$12,199	$18,403

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	9.79%	3.39%	4.90%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Conservative Blended Composite	12.18%	4.29%	6.29%

Key Fund Statistics

Total Net Assets	$703,400,577
# of Portfolio Holdings	37
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$1,739,209

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	56.7%
Equity Funds	30.8%
International Equity Funds	9.8%
Money Market Funds	2.5%
Global Equity Funds	0.1%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Global Conservative Allocation Managed Risk Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Global Conservative Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$58	0.55%

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During the calendar year 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  During 2025, equity allocations to actively managed multi-factor and international value funds generally contributed positively to performance.

  Conversely, equity allocations to actively managed international growth and domestic large cap value-oriented funds detracted from returns.

  Within fixed income, allocations to actively managed bond funds were generally in-line with the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Conservative Blended Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,475	$10,254	$10,265	$10,568
12/31/2017	$11,546	$10,602	$10,628	$11,675
12/31/2018	$11,004	$10,617	$10,629	$11,329
12/31/2019	$12,624	$11,535	$11,556	$13,192
12/31/2020	$13,484	$12,399	$12,423	$14,916
12/31/2021	$14,477	$12,200	$12,232	$15,986
12/31/2022	$12,217	$10,615	$10,641	$13,637
12/31/2023	$13,372	$11,179	$11,229	$15,282
12/31/2024	$14,366	$11,331	$11,369	$16,405
12/31/2025	$15,732	$12,138	$12,199	$18,403

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	9.51%	3.13%	4.64%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Conservative Blended Composite	12.18%	4.29%	6.29%

Key Fund Statistics

Total Net Assets	$703,400,577
# of Portfolio Holdings	37
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$1,739,209

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Fixed Income Funds	56.7%
Equity Funds	30.8%
International Equity Funds	9.8%
Money Market Funds	2.5%
Global Equity Funds	0.1%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Global Growth Allocation Managed Risk Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Global Growth Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.29%

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to actively managed multi-factor and international value funds generally contributed positively to performance.

  Conversely, equity allocations to actively managed international growth and domestic large cap value-oriented funds detracted from returns.

  Within fixed income, allocations to actively managed bond funds were generally in-line with the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Market Index	Russell 1000® Index	Growth Blended Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,475	$11,244	$11,205	$10,759
12/31/2017	$12,113	$13,658	$13,636	$12,547
12/31/2018	$11,346	$12,968	$12,983	$11,795
12/31/2019	$13,145	$17,018	$17,063	$14,354
12/31/2020	$13,915	$20,575	$20,640	$16,571
12/31/2021	$15,692	$25,880	$26,101	$18,653
12/31/2022	$12,761	$20,851	$21,108	$15,656
12/31/2023	$14,462	$26,363	$26,708	$18,227
12/31/2024	$16,074	$32,715	$33,255	$20,241
12/31/2025	$18,250	$38,390	$39,030	$23,658

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	13.54%	5.57%	6.20%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Index	17.37%	13.59%	14.59%
Growth Blended Composite	16.88%	7.38%	8.99%

Key Fund Statistics

Total Net Assets	$5,348,068,742
# of Portfolio Holdings	40
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$12,881,822

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	45.6%
Fixed Income Funds	27.3%
International Equity Funds	23.3%
Money Market Funds	2.9%
Global Equity Funds	0.7%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Global Growth Allocation Managed Risk Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Global Growth Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$58	0.54%

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to actively managed multi-factor and international value funds generally contributed positively to performance.

  Conversely, equity allocations to actively managed international growth and domestic large cap value-oriented funds detracted from returns.

  Within fixed income, allocations to actively managed bond funds were generally in-line with the fixed income index component of the Fund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Market Index	Russell 1000® Index	Growth Blended Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,449	$11,244	$11,205	$10,759
12/31/2017	$12,052	$13,658	$13,636	$12,547
12/31/2018	$11,261	$12,968	$12,983	$11,795
12/31/2019	$13,014	$17,018	$17,063	$14,354
12/31/2020	$13,742	$20,575	$20,640	$16,571
12/31/2021	$15,458	$25,880	$26,101	$18,653
12/31/2022	$12,540	$20,851	$21,108	$15,656
12/31/2023	$14,176	$26,363	$26,708	$18,227
12/31/2024	$15,716	$32,715	$33,255	$20,241
12/31/2025	$17,799	$38,390	$39,030	$23,658

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	13.26%	5.31%	5.94%
Morningstar US Market Index	17.35%	13.29%	14.40%
Russell 1000® Index	17.37%	13.59%	14.59%
Growth Blended Composite	16.88%	7.38%	8.99%

Key Fund Statistics

Total Net Assets	$5,348,068,742
# of Portfolio Holdings	40
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$12,881,822

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	45.6%
Fixed Income Funds	27.3%
International Equity Funds	23.3%
Money Market Funds	2.9%
Global Equity Funds	0.7%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Global Moderate Allocation Managed Risk Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Global Moderate Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.29%

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to actively managed multi-factor and international value funds generally contributed positively to performance.

  Conversely, equity allocations to actively managed international growth and domestic large cap value-oriented funds detracted from returns.

  Within fixed income, allocations to actively managed bond funds were generally in-line with the fixed income index component of theFund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Moderate Blended Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,434	$10,254	$10,265	$10,710
12/31/2017	$11,928	$10,602	$10,628	$12,285
12/31/2018	$11,280	$10,617	$10,629	$11,680
12/31/2019	$12,974	$11,535	$11,556	$14,010
12/31/2020	$13,765	$12,399	$12,423	$16,109
12/31/2021	$15,255	$12,200	$12,232	$17,824
12/31/2022	$12,604	$10,615	$10,641	$15,028
12/31/2023	$14,096	$11,179	$11,229	$17,267
12/31/2024	$15,532	$11,331	$11,369	$18,988
12/31/2025	$17,322	$12,138	$12,199	$21,894

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	11.52%	4.70%	5.65%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Moderate Blended Composite	15.31%	6.33%	8.15%

Key Fund Statistics

Total Net Assets	$4,312,802,616
# of Portfolio Holdings	40
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$10,264,688

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	40.8%
Fixed Income Funds	37.0%
International Equity Funds	18.5%
Money Market Funds	2.9%
Global Equity Funds	0.6%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Global Moderate Allocation Managed Risk Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Global Moderate Allocation Managed Risk Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	0.54%

How did the Fund perform last year and what affected its performance?

The Fund operates in a fund of funds structure and is designed to give broad exposure to global equities and fixed income securities by investing in a combination of actively managed, passive index and multi-factor funds.

  During 2025, the performance of the Fund was primarily driven by the Fund’s asset allocation and its underlying holdings. The Fund underperformed its composite benchmark for the year.

  Equity allocations to actively managed multi-factor and international value funds generally contributed positively to performance.

  Conversely, equity allocations to actively managed international growth and domestic large cap value-oriented funds detracted from returns.

  Within fixed income, allocations to actively managed bond funds were generally in-line with the fixed income index component of theFund’s composite benchmark.

The Fund utilizes a risk management overlay strategy to manage portfolio volatility, which had a negative impact on relative performance in 2025, due to the market crash and subsequent sharp recovery coupled with high volatility in Q2 driven by unprecedented U.S. trade policy.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index	Moderate Blended Composite
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$10,407	$10,254	$10,265	$10,710
12/31/2017	$11,869	$10,602	$10,628	$12,285
12/31/2018	$11,195	$10,617	$10,629	$11,680
12/31/2019	$12,845	$11,535	$11,556	$14,010
12/31/2020	$13,594	$12,399	$12,423	$16,109
12/31/2021	$15,027	$12,200	$12,232	$17,824
12/31/2022	$12,385	$10,615	$10,641	$15,028
12/31/2023	$13,816	$11,179	$11,229	$17,267
12/31/2024	$15,186	$11,331	$11,369	$18,988
12/31/2025	$16,893	$12,138	$12,199	$21,894

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	11.24%	4.44%	5.38%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
Moderate Blended Composite	15.31%	6.33%	8.15%

Key Fund Statistics

Total Net Assets	$4,312,802,616
# of Portfolio Holdings	40
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$10,264,688

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Equity Funds	40.8%
Fixed Income Funds	37.0%
International Equity Funds	18.5%
Money Market Funds	2.9%
Global Equity Funds	0.6%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Government Money Market Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Government Money Market Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$39	0.38%

Key Fund Statistics

  Total Net Assets$1,881,858,915
  # of Portfolio Holdings165
  Total Advisory Fees Paid$5,908,991

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

U.S. Treasury Obligations	41.6%
Repurchase Agreements	39.7%
Agency Obligations	17.7%
Money Market Funds	0.0%
Other	1.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP Government Money Market Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP Government Money Market Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$64	0.63%

Key Fund Statistics

  Total Net Assets$1,881,858,915
  # of Portfolio Holdings165
  Total Advisory Fees Paid$5,908,991

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

U.S. Treasury Obligations	41.6%
Repurchase Agreements	39.7%
Agency Obligations	17.7%
Money Market Funds	0.0%
Other	1.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Core Bond Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP JPMorgan Core Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$49	0.47%

How did the Fund perform last year and what affected its performance?

In 2025 the U.S. Treasury curve steepened (and rates rallied, less the 30yr bellwether) and spreads broadly tightened. For the full year 2025, the Fund rose in absolute terms and outperformed the Bloomberg U.S. Agg Bond TR USD.

  The Fund's duration overweight and curve positioning contributed to performance as the curve steepened.

  Security selection within investment grade credit and asset-backed securities (ABS) contributed, while security selection in agency mortgage-backed securities (MBS) detracted during the period due to the low-volatility environment. The Fund's portfolio mortgages typically outperform when volatility increases.

  The Fund's overweight to non-agency MBS and collateralized MBS was additive to performance while the overweight to ABS detracted.

Derivatives Exposure: Treasury futures; the allocation to Treasuries contributed over the year.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,212	$10,254	$10,265
12/31/2017	$10,576	$10,602	$10,628
12/31/2018	$10,581	$10,617	$10,629
12/31/2019	$11,447	$11,535	$11,556
12/31/2020	$12,345	$12,399	$12,423
12/31/2021	$12,177	$12,200	$12,232
12/31/2022	$10,646	$10,615	$10,641
12/31/2023	$11,275	$11,179	$11,229
12/31/2024	$11,469	$11,331	$11,369
12/31/2025	$12,318	$12,138	$12,199

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	7.40%	(0.04%)	2.11%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$3,733,854,992
# of Portfolio Holdings	3,129
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$12,486,735

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	57.6%
AAA	5.4%
AA	4.4%
A	14.8%
BBB	10.8%
BB	0.0%
B	0.0%
CCC	0.0%
C	0.0%
Not Rated	7.0%

Asset Allocation

U.S. Treasury Obligations	33.2%
Corporate Bonds	23.5%
Agency Mortgage-Backed Securities	21.8%
Non-Agency Asset-Backed Securities	9.0%
Agency Collateralized Mortgage Obligations	3.6%
Non-Agency Commercial Mortgage-Backed Securities	2.5%
Non-Agency Collateralized Mortgage Obligations	2.2%
Agency Commercial Mortgage-Backed Securities	1.6%
Money Market Funds	0.8%
Sovereign Bonds	0.7%
Other	1.1%

Top 5 Industries (Fixed Income)

Banks	9.2%
Electric	2.4%
Pipelines	1.1%
Diversified Financial Services	1.0%
Telecommunications	0.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan Core Bond Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP JPMorgan Core Bond Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$75	0.72%

How did the Fund perform last year and what affected its performance?

In 2025 the U.S. Treasury curve steepened (and rates rallied, less the 30yr bellwether) and spreads broadly tightened. For the full year 2025, the Fund rose in absolute terms and outperformed the Bloomberg U.S. Agg Bond TR USD.

  The Fund's duration overweight and curve positioning contributed to performance as the curve steepened.

  Security selection within investment grade credit and asset-backed securities (ABS) contributed, while security selection in agency mortgage-backed securities (MBS) detracted during the period due to the low-volatility environment. The Fund's portfolio mortgages typically outperform when volatility increases.

  The Fund's overweight to non-agency MBS and collateralized MBS was additive to performance while the overweight to ABS detracted.

Derivatives Exposure: Treasury futures; the allocation to Treasuries contributed over the year.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	Bloomberg U.S. Aggregate Bond Index
12/31/2015	$10,000	$10,000	$10,000
12/31/2016	$10,184	$10,254	$10,265
12/31/2017	$10,520	$10,602	$10,628
12/31/2018	$10,496	$10,617	$10,629
12/31/2019	$11,322	$11,535	$11,556
12/31/2020	$12,191	$12,399	$12,423
12/31/2021	$11,989	$12,200	$12,232
12/31/2022	$10,462	$10,615	$10,641
12/31/2023	$11,054	$11,179	$11,229
12/31/2024	$11,214	$11,331	$11,369
12/31/2025	$12,016	$12,138	$12,199

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	7.15%	(0.29%)	1.85%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$3,733,854,992
# of Portfolio Holdings	3,129
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$12,486,735

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Ratings (as a % of Fixed Income Investments)†

U.S. Government	57.6%
AAA	5.4%
AA	4.4%
A	14.8%
BBB	10.8%
BB	0.0%
B	0.0%
CCC	0.0%
C	0.0%
Not Rated	7.0%

Asset Allocation

U.S. Treasury Obligations	33.2%
Corporate Bonds	23.5%
Agency Mortgage-Backed Securities	21.8%
Non-Agency Asset-Backed Securities	9.0%
Agency Collateralized Mortgage Obligations	3.6%
Non-Agency Commercial Mortgage-Backed Securities	2.5%
Non-Agency Collateralized Mortgage Obligations	2.2%
Agency Commercial Mortgage-Backed Securities	1.6%
Money Market Funds	0.8%
Sovereign Bonds	0.7%
Other	1.1%

Top 5 Industries (Fixed Income)

Banks	9.2%
Electric	2.4%
Pipelines	1.1%
Diversified Financial Services	1.0%
Telecommunications	0.8%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan High Yield Fund

Standard Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP JPMorgan High Yield Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$71	0.68%

How did the Fund perform last year and what affected its performance?

Risk assets showed resilience in 2025, despite spring tariff volatility and policy shifts. BB rated bonds led return; technical remained strong with fund inflows and issuance, a four-year high. Defaults rose to 1.88% but stayed well below long-term averages; solid fundamentals and credit selection drove performance. For the full year 2025, the Fund rose in absolute terms and outperformed the ICE BofA U.S. HY Constnd TR USD (the "Index").

  Security selection in cable satellite, supermarkets and media entertainment enhanced performance relative to the Index.

  Intelsat (overweight) contributed when SES acquired it in July, with shareholders getting $34 cash plus spectrum CVRs delivering gains.

  An avoidance of New Fortress Energy protected the Fund when the company entered restructuring talks amid cash flow problems.

  Security selection in retailers, chemicals and healthcare hurt performance; Claire's bankruptcy and sponsor withdrawal led detractors.

  Venator Materials' overweight position detracted due to weak coatings demand across the world.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Standard Class	Morningstar US Core Bond Index	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$11,326	$10,254	$11,749	$11,713
12/31/2017	$12,093	$10,602	$12,628	$12,592
12/31/2018	$11,749	$10,617	$12,342	$12,329
12/31/2019	$13,273	$11,535	$14,120	$14,095
12/31/2020	$14,011	$12,399	$14,978	$15,088
12/31/2021	$14,912	$12,200	$15,779	$15,882
12/31/2022	$13,387	$10,615	$14,010	$14,106
12/31/2023	$14,962	$11,179	$15,897	$16,002
12/31/2024	$16,172	$11,331	$17,201	$17,313
12/31/2025	$17,604	$12,138	$18,664	$18,806

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Standard Class	8.85%	4.67%	5.82%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
ICE BofA U.S. High Yield Constrained Index	8.50%	4.50%	6.44%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	8.62%	4.50%	6.52%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$579,657,291
# of Portfolio Holdings	725
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$4,128,864

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Ratings (as a % of Fixed Income Investments)†

BBB	8.4%
BB	56.0%
B	23.5%
CCC	9.8%
C	0.0%
Not Rated	2.3%

Asset Allocation

Corporate Bonds	85.8%
Loan Agreements	9.6%
Money Market Funds	1.5%
Common Stock	1.3%
Preferred Stocks	0.2%
Convertible Bonds	0.2%
Rights	0.2%
Private Trust	0.0%
Warrants	0.0%
Other	1.2%

Top 5 Industries (Fixed Income)

Media	11.5%
Commercial Services	5.8%
Oil & Gas	5.5%
Telecommunications	5.1%
Health Care Services	4.9%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

LVIP JPMorgan High Yield Fund

Service Class

Annual Shareholder Report - December 31, 2025

This Annual shareholder report contains important information about LVIP JPMorgan High Yield Fund for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).

What were the Fund costs for last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$97	0.93%

How did the Fund perform last year and what affected its performance?

Risk assets showed resilience in 2025, despite spring tariff volatility and policy shifts. BB rated bonds led return; technical remained strong with fund inflows and issuance, a four-year high. Defaults rose to 1.88% but stayed well below long-term averages; solid fundamentals and credit selection drove performance. For the full year 2025, the Fund rose in absolute terms and outperformed the ICE BofA U.S. HY Constnd TR USD (the "Index").

  Security selection in cable satellite, supermarkets and media entertainment enhanced performance relative to the Index.

  Intelsat (overweight) contributed when SES acquired it in July, with shareholders getting $34 cash plus spectrum CVRs delivering gains.

  An avoidance of New Fortress Energy protected the Fund when the company entered restructuring talks amid cash flow problems.

  Security selection in retailers, chemicals and healthcare hurt performance; Claire's bankruptcy and sponsor withdrawal led detractors.

  Venator Materials' overweight position detracted due to weak coatings demand across the world.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund and assumes the reinvestment of dividends and distributions. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

	Service Class	Morningstar US Core Bond Index	ICE BofA U.S. High Yield Constrained Index	Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
12/31/2015	$10,000	$10,000	$10,000	$10,000
12/31/2016	$11,298	$10,254	$11,749	$11,713
12/31/2017	$12,033	$10,602	$12,628	$12,592
12/31/2018	$11,660	$10,617	$12,342	$12,329
12/31/2019	$13,141	$11,535	$14,120	$14,095
12/31/2020	$13,837	$12,399	$14,978	$15,088
12/31/2021	$14,690	$12,200	$15,779	$15,882
12/31/2022	$13,153	$10,615	$14,010	$14,106
12/31/2023	$14,665	$11,179	$15,897	$16,002
12/31/2024	$15,811	$11,331	$17,201	$17,313
12/31/2025	$17,170	$12,138	$18,664	$18,806

Average Annual Total Returns (%)

Sub header	1 year	5 years	10 years
Service Class	8.59%	4.41%	5.55%
Morningstar US Core Bond Index	7.12%	(0.43%)	1.96%
ICE BofA U.S. High Yield Constrained Index	8.50%	4.50%	6.44%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	8.62%	4.50%	6.52%

Past performance is not indicative of future performance. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. Remember, an investor cannot invest directly in an index. Performance results reflect any expense waivers in effect during these periods. The performance information does not include insurance company separate account fees and variable annuity or variable life contract charges and if these fees and charges were included, then performance would have been lower.

Key Fund Statistics

Total Net Assets	$579,657,291
# of Portfolio Holdings	725
Portfolio Turnover Rate	24%
Total Advisory Fees Paid	$4,128,864

What did the Fund invest in?

(% of Net Assets)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Ratings (as a % of Fixed Income Investments)†

BBB	8.4%
BB	56.0%
B	23.5%
CCC	9.8%
C	0.0%
Not Rated	2.3%

Asset Allocation

Corporate Bonds	85.8%
Loan Agreements	9.6%
Money Market Funds	1.5%
Common Stock	1.3%
Preferred Stocks	0.2%
Convertible Bonds	0.2%
Rights	0.2%
Private Trust	0.0%
Warrants	0.0%
Other	1.2%

Top 5 Industries (Fixed Income)

Media	11.5%
Commercial Services	5.8%
Oil & Gas	5.5%
Telecommunications	5.1%
Health Care Services	4.9%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the prospectus, financial statements, holdings and proxy voting information please visit www.lincolnfinancial.com/lvip.

1-800-4LINCOLN (454-6265)

(b)	Not Applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	The registrant’s code of ethics is reasonably designed as described in Item 2(b) of Form N-CSR.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	The Code of Ethics is included with this Form N-CSR as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Brian W. Wixted is an “audit committee financial expert” and is “independent,” as these terms are defined in Item 3 of Form N-CSR. This designation will not increase the designee’s duties, obligations or liability as compared to his duties, obligations and liability as a member of the Audit Committee and of the Board.

Item 4. Principal Accountant Fees and Services.

In reorganization transactions that occurred on May 1, 2023, the LVIP JPMorgan Core Bond Fund, LVIP JPMorgan Mid Cap Value Fund, LVIP JPMorgan Small Cap Core Fund, and LVIP JPMorgan U.S. Equity Fund (each a “JPM Reorganized Fund,” together the “JPM Reorganized Funds”) acquired and assumed the performance, financial and other historical information of the JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust Mid Cap Value Portfolio, JPMorgan Insurance Trust Small Cap Core Portfolio, and JPMorgan Insurance Trust U.S. Equity Portfolio, respectively, each formerly a series of JPMorgan Insurance Trust.

The Board of Trustees engaged Tait, Weller and Baker LLP to serve as the JPM Reorganized Funds' independent registered public accounting firm for the fiscal year 2023 in order to maintain auditor independence in light of the reorganization transactions.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by Ernst & Young LLP (“E&Y”), principal accountant for all funds except the JPM Reorganized Funds in fiscal year 2023, and for all funds in fiscal years 2024 and 2025, for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $3,694,098 for 2025 and $3,667,500 for 2024. The aggregate fees billed by Tait, Weller and Baker LLP, principal accountant for the JPM Reorganized Funds in fiscal year 2023, for the audit of the JPM Reorganized Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are $0 for 2025 and $0 for 2024.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by E&Y, the principal accountant for all funds except the JPM Reorganized Funds in fiscal year 2023, and for all funds in fiscal years 2024 and 2025, that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $49,335 for 2025 and $43,505 for 2024. The aggregate fees billed for assurance and related services by Tait, Weller and Baker LLP, principal accountant for the JPM Reorganized Funds in fiscal year 2023, that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024. These audit-related services were comprised of a review of the Registrant’s semi-annual reports to shareholders and consents for the registration statements relating to Fund mergers.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by E&Y, the principal accountant for all funds except the JPM Reorganized Funds in fiscal year 2023, and for all funds in fiscals year 2024 and 2025, for tax compliance, tax advice, and tax planning are $515,398 for 2025 and $473,661 for 2024. The aggregate fees billed for professional services rendered by Tait, Weller and Baker LLP, principal accountant for the JPM Reorganized Funds in fiscal year 2023, for tax compliance, tax advice, and tax planning are $0 for 2025 and $0 for 2024. These tax services were comprised of U.S. and international tax compliance services and tax advisory services related to tax reclaims and investment security analysis.

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by E&Y, the principal accountant for all funds except the JPM Reorganized Funds in fiscal year 2023, and for all funds in fiscal years 2024 and 2025, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024. The aggregate fees billed for products and services provided by Tait, Weller and Baker LLP, principal accountant for the JPM Reorganized Funds in fiscal year 2024, for tax compliance, tax advice, and tax planning are $0 for 2025 and $0 for 2024.

(e)(1)

Audit Committee Pre-Approval Policies and Procedures

The Registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Procedures”) with respect to services provided by the Registrant’s independent auditors. Pursuant to the Pre-Approval Procedures, the Audit Committee has pre-approved the services set forth in the table below with respect to the Registrant up to the specified fee limits.

Service	Range of Fees
Audit Services
Services associated with SEC registration statement on Form N-1A which will be filed with the SEC	Up to $5,000 per Fund
Services associated with SEC registration statements/proxy statements on Form N-14 or Schedule 14A	Up to $20,000 per Fund

The Pre-Approval Procedures require the Chief Accounting Officer to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Procedures.

(e)(2)	No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by E&Y, the principal accountant for all funds except the JPM Reorganized Funds in 2023, and for all funds in fiscal years 2024 and 2025, for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $1,419,733 for 2025 and $1,562,881 for 2024. The aggregate non-audit fees billed by Tait, Weller and Baker LLP, principal accountant for the JPM Reorganized Funds in fiscal year 2023, for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant are $0 for 2025 and $0 for 2024.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

Lincoln Hedged Nasdaq-100 Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

Lincoln Hedged Nasdaq-100 Fund

Lincoln Hedged Nasdaq-100 Fund
Schedule of Investments
December 31, 2025

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–52.25%
INVESTMENT COMPANY–52.25%
Equity Fund–52.25%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Nasdaq-100 Index Fund	476,203	$8,157,365
Total Affiliated Investment (Cost $6,264,055)		8,157,365
UNAFFILIATED INVESTMENTS–54.39%
INVESTMENT COMPANY–0.22%
Money Market Fund–0.22%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	34,173	34,173
Total Investment Company (Cost $34,173)		34,173

	Number of Contracts

OPTIONS PURCHASED–54.17%
CENTRALLY CLEARED–54.17%
Call Options–50.95%
Invesco QQQ TrustSM Series 1 ETF Strike price $9.62, expiration date 3/18/26, notional amount $31,746	33	1,995,568
Invesco QQQ TrustSM Series 1 ETF Strike price $10.58, expiration date 6/17/26, notional amount $34,914	33	1,990,642
Invesco QQQ TrustSM Series 1 ETF Strike price $11.80, expiration date 9/16/26, notional amount $38,940	33	1,985,536
Invesco QQQ TrustSM Series 1 ETF Strike price $12.01, expiration date 12/16/26, notional amount $39,633	33	1,982,217
		7,953,963
	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
OPTIONS PURCHASED (continued)
CENTRALLY CLEARED (continued)
Put Options–3.22%
Invesco QQQ TrustSM Series 1 ETF Strike price $480.89, expiration date 3/18/26, notional amount $3,173,874	66	$10,013
Invesco QQQ TrustSM Series 1 ETF Strike price $528.99, expiration date 6/17/26, notional amount $3,491,334	66	63,224
Invesco QQQ TrustSM Series 1 ETF Strike price $590.00, expiration date 9/16/26, notional amount $3,894,000	66	184,750
Invesco QQQ TrustSM Series 1 ETF Strike price $600.41, expiration date 12/16/26, notional amount $3,962,706	66	244,096
		502,083
Total Options Purchased (Cost $8,122,099)		8,456,046
Total Unaffiliated Investments (Cost $8,156,272)		8,490,219

TOTAL INVESTMENTS–106.64% (Cost $14,420,327)	16,647,584

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(7.26)%
CENTRALLY CLEARED–(7.26)%
Call Options–(5.66)%
Invesco QQQ TrustSM Series 1 ETF Strike price $565.43, expiration date 3/18/26, notional amount $(3,731,838)	(66)	$(400,009)
Invesco QQQ TrustSM Series 1 ETF Strike price $620.19, expiration date 6/17/26, notional amount $(4,093,254)	(66)	(232,287)
Lincoln Hedged Nasdaq-100 Fund-1

Lincoln Hedged Nasdaq-100 Fund
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
CENTRALLY CLEARED (continued)
Call Options (continued)
Invesco QQQ TrustSM Series 1 ETF Strike price $684.16, expiration date 9/16/26, notional amount $(4,515,456)	(66)	$(118,752)
Invesco QQQ TrustSM Series 1 ETF Strike price $704.40, expiration date 12/16/26, notional amount $(4,649,040)	(66)	(133,344)
(884,392)
Put Options–(1.60)%
Invesco QQQ TrustSM Series 1 ETF Strike price $423.18, expiration date 3/18/26, notional amount $(2,792,988)	(66)	(4,450)
Invesco QQQ TrustSM Series 1 ETF Strike price $465.51, expiration date 6/17/26, notional amount $(3,072,366)	(66)	(28,453)
Invesco QQQ TrustSM Series 1 ETF Strike price $519.20, expiration date 9/16/26, notional amount $(3,426,720)	(66)	(88,887)
Invesco QQQ TrustSM Series 1 ETF Strike price $528.36, expiration date 12/16/26, notional amount $(3,487,176)	(66)	(127,899)
(249,689)
Total Options Written (Premiums received $(984,988))		(1,134,081)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.62%	97,310
NET ASSETS APPLICABLE TO 1,331,770 SHARES OUTSTANDING–100.00%	$15,610,813

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged Nasdaq-100 Fund-2

Lincoln Hedged Nasdaq-100 Fund
Statement of Assets and Liabilities
December 31, 2025
ASSETS:
Unaffiliated investments, at value	$8,490,219
Affiliated investments, at value	8,157,365
Receivable for fund shares sold	134,518
Expense reimbursement receivable from Lincoln Financial Investments Corporation	5,392
Dividends and interest receivable	216
Prepaid expenses	53
TOTAL ASSETS	16,787,763
LIABILITIES:
Options written, at value	1,134,081
Payable for audit fee	16,534
Payable for fund accounting fee	11,486
Due to manager and affiliates	8,962
Other accrued expenses payable	4,266
Payable for fund shares redeemed	1,621
TOTAL LIABILITIES	1,176,950
TOTAL NET ASSETS	$15,610,813
Unaffiliated investments, at cost	$8,156,272
Affiliated investments, at cost	6,264,055
Options written, (premiums received)	(984,988)
Standard Class:
Net Assets	$584,386
Shares Outstanding	49,261
Net Asset Value Per Share	$11.863
Service Class:
Net Assets	$15,026,427
Shares Outstanding	1,282,509
Net Asset Value Per Share	$11.716
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$14,962,580
Distributable earnings/(accumulated loss)	648,233
TOTAL NET ASSETS	$15,610,813
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged Nasdaq-100 Fund-3

Lincoln Hedged Nasdaq-100 Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends from affiliated investments	$21,456
Dividends from unaffiliated investments	3,235
24,691
EXPENSES:
Management fees	70,580
Distribution fees-Service Class	43,170
Professional fees	37,543
Accounting and administration expenses	32,884
Pricing fees	8,647
Consulting fees	4,788
Shareholder servicing fees	3,722
Custodian fees	3,174
Reports and statements to shareholders	2,921
Trustees’ fees and expenses	353
Index fees	45
Other	2,812
210,639
Less:
Management fees waived	(29,515)
Expenses reimbursed	(58,390)
Total operating expenses	122,734
NET INVESTMENT LOSS	(98,043)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(144,195)
Distributions from affiliated investment companies	265,857
Options purchased	83,857
Options written	315,371
Net realized gain	520,890
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	979,064
Options purchased	286,162
Options written	(267,072)
Net change in unrealized appreciation (depreciation)	998,154
NET REALIZED AND UNREALIZED GAIN	1,519,044
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,421,001
See accompanying notes, which are an integral part of the financial statements.

Lincoln Hedged Nasdaq-100 Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(98,043)	$(41,446)
Net realized gain	520,890	181,076
Net change in unrealized appreciation (depreciation)	998,154	706,723
Net increase in net assets resulting from operations	1,421,001	846,353
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(40,265)	(30,242)
Service Class	(1,050,934)	(589,900)
	(1,091,199)	(620,142)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	190,835	533,734
Service Class	6,551,561	6,619,239
Reinvestment of dividends and distributions:
Standard Class	40,265	30,242
Service Class	1,050,934	589,900
	7,833,595	7,773,115
Cost of shares redeemed:
Standard Class	(190,725)	(54,402)
Service Class	(2,880,072)	(822,986)
	(3,070,797)	(877,388)
Increase in net assets derived from capital share transactions	4,762,798	6,895,727
NET INCREASE IN NET ASSETS	5,092,600	7,121,938
NET ASSETS:
Beginning of year	10,518,213	3,396,275
End of year	$15,610,813	$10,518,213
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged Nasdaq-100 Fund-4

Lincoln Hedged Nasdaq-100 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Hedged Nasdaq-100 Fund Standard Class
	Year Ended				9/17/21[1] to 12/31/21
	12/31/25	12/31/24	12/31/23	12/31/22
Net asset value, beginning of period	$11.306	$10.440	$8.317	$10.254	$10.000
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.050)	(0.031)	(0.029)	(0.028)	(0.009)
Net realized and unrealized gain (loss)	1.496	1.599	3.080	(1.732)	0.328
Total from investment operations	1.446	1.568	3.051	(1.760)	0.319
Less dividends and distributions from:
Net investment income	—	—	(0.037)	—	(0.065)
Net realized gain	(0.889)	(0.702)	(0.891)	(0.177)	—
Total dividends and distributions	(0.889)	(0.702)	(0.928)	(0.177)	(0.065)
Net asset value, end of period	$11.863	$11.306	$10.440	$8.317	$10.254
Total return[3]	12.84%	15.12%	36.82%	(17.13% )	3.19%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$584	$523	$12	$9	$10
Ratio of expenses to average net assets[4]	0.62%	0.62%	0.62%	0.62%	0.62%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.31%	1.89%	3.50%	4.69%	6.50%
Ratio of net investment loss to average net assets	(0.43% )	(0.27% )	(0.30% )	(0.30% )	(0.31% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.12% )	(1.54% )	(3.18% )	(4.37% )	(6.19% )
Portfolio turnover	36%	53%	38%	—%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged Nasdaq-100 Fund-5

Lincoln Hedged Nasdaq-100 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Hedged Nasdaq-100 Fund Service Class
	Year Ended				9/17/21[1] to 12/31/21
	12/31/25	12/31/24	12/31/23	12/31/22
Net asset value, beginning of period	$11.215	$10.397	$8.288	$10.253	$10.000
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.090)	(0.070)	(0.064)	(0.060)	(0.020)
Net realized and unrealized gain (loss)	1.480	1.590	3.064	(1.728)	0.328
Total from investment operations	1.390	1.520	3.000	(1.788)	0.308
Less dividends and distributions from:
Net investment income	—	—	—	—	(0.055)
Net realized gain	(0.889)	(0.702)	(0.891)	(0.177)	—
Total dividends and distributions	(0.889)	(0.702)	(0.891)	(0.177)	(0.055)
Net asset value, end of period	$11.716	$11.215	$10.397	$8.288	$10.253
Total return[3]	12.44%	14.72%	36.33%	(17.41% )	3.08%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,026	$9,995	$3,385	$2,659	$2,419
Ratio of expenses to average net assets[4]	0.97%	0.97%	0.97%	0.97%	0.97%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.66%	2.24%	3.85%	5.04%	6.85%
Ratio of net investment loss to average net assets	(0.78% )	(0.62% )	(0.65% )	(0.65% )	(0.66% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.47% )	(1.89% )	(3.53% )	(4.72% )	(6.54% )
Portfolio turnover	36%	53%	38%	—%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged Nasdaq-100 Fund-6

Lincoln Hedged Nasdaq-100 Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the Lincoln Hedged Nasdaq-100 Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests about half of its assets in open-end investment companies, primarily the LVIP SSGA Nasdaq-100 Index Fund. The Fund is advised by Lincoln Financial Investments Corporation (LFI). The LVIP SSGA Nasdaq-100 Index Fund, which is sub-advised by an unaffiliated adviser, invests primarily in the securities that make up the Nasdaq-100 Index and money market instruments. A significant portion of the Underlying Fund employs a passive investment style (i.e., index fund). In addition to investment companies, the Fund may invest in individual securities, such as money market instruments and FLexible EXchange® Options (“FLEX Options”). Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long term growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –  The Fund values Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   FLexible EXchange® Options are valued based on the transaction prices executed by the Fund's sub-adviser, except on days in which the sub-adviser does not trade FLEX Options; on the days the sub-adviser does not trade FLEX Options, FLEX Options are valued using evaluated prices obtained from an approved pricing vendor.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Lincoln Hedged Nasdaq-100 Fund-7

Lincoln Hedged Nasdaq-100 Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.55% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.23% of the first $50 million of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.62% of the Fund’s average daily net assets for the Standard Class and 0.97% for the Service Class. In addition, the adviser has contractually agreed to reimburse the Fund so that the Fund’s Total Annual Fund Operating Expenses (including acquired fund fees and expenses) does not exceed 0.85% for the standard class and 1.20% for the service class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through June 21, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$85,501	$69,901	$58,390	$213,792
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund's defined outcome strategy. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$1,026
Legal	173
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $44 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
Lincoln Hedged Nasdaq-100 Fund-8

Lincoln Hedged Nasdaq-100 Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$5,392
Management fees payable to LFI	4,182
Distribution fees payable to LFD	4,401
Shareholder servicing fees payable to Lincoln Life	379
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
At December 31, 2025, Lincoln Life directly owned 43.65% of Lincoln Hedged Nasdaq-100 Fund.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the year ended December 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Number of Shares 12/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-52.25%@
Equity Fund-52.25%@
✧✧LVIP SSGA Nasdaq-100 Index Fund	$5,342,234	$4,427,206	$2,446,944	$(144,195)	$979,064	$8,157,365	476,203	$21,456	$265,857

@ As a percentage of Net Assets as of December 31, 2025.
✧✧ Standard Class shares.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$4,427,206
Sales	2,446,944
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$14,519,821
Aggregate unrealized appreciation of investments and derivatives	$2,837,223
Aggregate unrealized depreciation of investments and derivatives	(858,553)
Net unrealized appreciation of investments and derivatives	$1,978,670
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted
Lincoln Hedged Nasdaq-100 Fund-9

Lincoln Hedged Nasdaq-100 Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$8,157,365	$—	$—	$8,157,365
Unaffiliated Investment Company	34,173	—	—	34,173
Options Purchased	—	8,456,046	—	8,456,046
Total Investments	$8,191,538	$8,456,046	$—	$16,647,584
Derivatives:
Liabilities:
Options Written	$—	$(1,134,081)	$—	$(1,134,081)
There were no Level 3 investments at the beginning or end of the period.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales and outstanding straddle loss deferrals.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$835,936	$615,471
Long-term capital gains	255,263	4,671
Total	$1,091,199	$620,142
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$443,080
Other temporary differences	(1,773,517)
Net unrealized appreciation	1,978,670
Distributable earnings/(accumulated loss)	$648,233
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the period ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
Lincoln Hedged Nasdaq-100 Fund-10

Lincoln Hedged Nasdaq-100 Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	16,940	47,075
Service Class	563,649	586,701
Shares reinvested:
Standard Class	3,367	2,685
Service Class	88,919	52,787
	672,875	689,248
Shares redeemed:
Standard Class	(17,307)	(4,620)
Service Class	(261,254)	(73,832)
	(278,561)	(78,452)
Net increase	394,314	610,796
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Options Contracts–During the year ended December 31, 2025, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the year ended December 31, 2025, the Fund used options contracts to adjust the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities and to receive premiums for writing options.
Lincoln Hedged Nasdaq-100 Fund-11

Lincoln Hedged Nasdaq-100 Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$8,456,046	Unaffiliated Investments, at value	$—
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(1,134,081)
Total		$8,456,046		$(1,134,081)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$83,857	$286,162
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	315,371	(267,072)
Total		$399,228	$19,090
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Options contracts (average value)	$6,918,844	$736,135
9. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. The Fund invests primarily in other regulated investment companies and management of the Fund has evaluated the impact of the adoption of ASU 2023-09. For the current reporting period, the Fund did not incur material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in these financial statements.
Lincoln Hedged Nasdaq-100 Fund-12

Lincoln Hedged Nasdaq-100 Fund
Notes to Financial Statements (continued)
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
Lincoln Hedged Nasdaq-100 Fund-13

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Lincoln Hedged Nasdaq-100 Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Lincoln Hedged Nasdaq-100 Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the period from September 17, 2021 (commencement of operations) through December 31, 2021 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended and the period from September 17, 2021 (commencement of operations) through December 31, 2021, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
Lincoln Hedged Nasdaq-100 Fund–14

Lincoln Hedged S&P 500 Funds
Lincoln Hedged S&P 500 Fund

Lincoln Hedged S&P 500 Conservative Fund
each a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

Lincoln Hedged S&P 500 Funds

Lincoln Hedged S&P 500 Fund
Schedule of Investments
December 31, 2025

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–51.72%
INVESTMENT COMPANY–51.72%
Equity Fund–51.72%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	840,566	$28,330,444
Total Affiliated Investment (Cost $25,673,417)		28,330,444
UNAFFILIATED INVESTMENTS–53.43%
INVESTMENT COMPANY–0.05%
Money Market Fund–0.05%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	29,961	29,961
Total Investment Company (Cost $29,961)		29,961

	Number of Contracts

OPTIONS PURCHASED–53.38%
CENTRALLY CLEARED–53.38%
Call Options–50.76%
S&P 500 Mini Index Strike price $11.46, expiration date 3/18/26, notional amount $119,184	104	6,985,446
S&P 500 Mini Index Strike price $11.96, expiration date 6/17/26, notional amount $124,384	104	6,965,412
S&P 500 Mini Index Strike price $13.20, expiration date 9/16/26, notional amount $137,280	104	6,937,729
S&P 500 Mini Index Strike price $13.44, expiration date 12/16/26, notional amount $139,776	104	6,918,617
		27,807,204
	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
OPTIONS PURCHASED (continued)
CENTRALLY CLEARED (continued)
Put Options–2.62%
S&P 500 Mini Index Strike price $567.57, expiration date 3/18/26, notional amount $11,805,456	208	$36,643
S&P 500 Mini Index Strike price $598.09, expiration date 6/17/26, notional amount $12,440,272	208	175,304
S&P 500 Mini Index Strike price $660.04, expiration date 9/16/26, notional amount $13,728,832	208	518,064
S&P 500 Mini Index Strike price $672.15, expiration date 12/16/26, notional amount $13,980,720	208	703,479
		1,433,490
Total Options Purchased (Cost $28,262,815)		29,240,694
Total Unaffiliated Investments (Cost $28,292,776)		29,270,655

TOTAL INVESTMENTS–105.15% (Cost $53,966,193)	57,601,099

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(5.59)%
CENTRALLY CLEARED–(5.59)%
Call Options–(4.33)%
S&P 500 Mini Index Strike price $645.34, expiration date 3/18/26, notional amount $(13,423,072)	(208)	$(1,038,642)
S&P 500 Mini Index Strike price $682.48, expiration date 6/17/26, notional amount $(14,195,584)	(208)	(732,751)
S&P 500 Mini Index Strike price $745.05, expiration date 9/16/26, notional amount $(15,497,040)	(208)	(299,131)
S&P 500 Mini Index Strike price $769.07, expiration date 12/16/26, notional amount $(15,996,656)	(208)	(299,690)
(2,370,214)
Put Options–(1.26)%
S&P 500 Mini Index Strike price $499.47, expiration date 3/18/26, notional amount $(10,388,976)	(208)	(16,503)
Lincoln Hedged S&P 500 Funds-1

Lincoln Hedged S&P 500 Fund
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
CENTRALLY CLEARED (continued)
Put Options (continued)
S&P 500 Mini Index Strike price $526.32, expiration date 6/17/26, notional amount $(10,947,456)	(208)	$(78,815)
S&P 500 Mini Index Strike price $580.84, expiration date 9/16/26, notional amount $(12,081,472)	(208)	(239,776)
S&P 500 Mini Index Strike price $591.49, expiration date 12/16/26, notional amount $(12,302,992)	(208)	(356,136)
(691,230)
Total Options Written (Premiums received $(2,647,347))		(3,061,444)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.44%	241,583
NET ASSETS APPLICABLE TO 4,867,157 SHARES OUTSTANDING–100.00%	$54,781,238

✧✧Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-2

Lincoln Hedged S&P 500 Conservative Fund
Schedule of Investments
December 31, 2025

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–52.79%
INVESTMENT COMPANY–52.79%
Equity Fund–52.79%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	405,508	$13,667,249
Total Affiliated Investment (Cost $11,843,832)		13,667,249
UNAFFILIATED INVESTMENTS–54.57%
INVESTMENT COMPANY–0.28%
Money Market Fund–0.28%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	71,046	71,046
Total Investment Company (Cost $71,046)		71,046

	Number of Contracts

OPTIONS PURCHASED–54.29%
CENTRALLY CLEARED–54.29%
Call Options–51.63%
S&P 500 Mini Index Strike price $11.52, expiration date 3/18/26, notional amount $57,600	50	3,358,090
S&P 500 Mini Index Strike price $12.02, expiration date 6/17/26, notional amount $60,100	50	3,348,462
S&P 500 Mini Index Strike price $13.27, expiration date 9/16/26, notional amount $66,350	50	3,335,107
S&P 500 Mini Index Strike price $13.51, expiration date 12/16/26, notional amount $67,550	50	3,325,921
		13,367,580
	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
OPTIONS PURCHASED (continued)
CENTRALLY CLEARED (continued)
Put Options–2.66%
S&P 500 Mini Index Strike price $567.59, expiration date 3/18/26, notional amount $5,675,900	100	$17,622
S&P 500 Mini Index Strike price $598.11, expiration date 6/17/26, notional amount $5,981,100	100	84,301
S&P 500 Mini Index Strike price $660.06, expiration date 9/16/26, notional amount $6,600,600	100	249,117
S&P 500 Mini Index Strike price $672.17, expiration date 12/16/26, notional amount $6,721,700	100	338,267
		689,307
Total Options Purchased (Cost $13,617,786)		14,056,887
Total Unaffiliated Investments (Cost $13,688,832)		14,127,933

TOTAL INVESTMENTS–107.36% (Cost $25,532,664)	27,795,182

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(7.09)%
CENTRALLY CLEARED–(7.09)%
Call Options–(6.38)%
S&P 500 Mini Index Strike price $626.72, expiration date 3/18/26, notional amount $(6,267,200)	(100)	$(663,697)
S&P 500 Mini Index Strike price $660.95, expiration date 6/17/26, notional amount $(6,609,500)	(100)	(505,893)
S&P 500 Mini Index Strike price $722.15, expiration date 9/16/26, notional amount $(7,221,500)	(100)	(237,829)
S&P 500 Mini Index Strike price $740.64, expiration date 12/16/26, notional amount $(7,406,400)	(100)	(245,716)
(1,653,135)
Put Options–(0.71)%
S&P 500 Mini Index Strike price $442.74, expiration date 3/18/26, notional amount $(4,427,400)	(100)	(4,340)
Lincoln Hedged S&P 500 Funds-3

Lincoln Hedged S&P 500 Conservative Fund
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
CENTRALLY CLEARED (continued)
Put Options (continued)
S&P 500 Mini Index Strike price $466.53, expiration date 6/17/26, notional amount $(4,665,300)	(100)	$(22,004)
S&P 500 Mini Index Strike price $514.85, expiration date 9/16/26, notional amount $(5,148,500)	(100)	(61,225)
S&P 500 Mini Index Strike price $524.30, expiration date 12/16/26, notional amount $(5,243,000)	(100)	(95,116)
(182,685)
Total Options Written (Premiums received $(1,333,275))		(1,835,820)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.27%)	(68,840)
NET ASSETS APPLICABLE TO 2,444,065 SHARES OUTSTANDING–100.00%	$25,890,522

✧✧Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-4

Lincoln Hedged S&P 500 Funds
Statements of Assets and Liabilities
December 31, 2025
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
ASSETS:
Unaffiliated investments, at value	$29,270,655	$14,127,933
Affiliated investments, at value	28,330,444	13,667,249
Receivable for fund shares sold	247,021	—
Receivable for securities sold	71,093	—
Expense reimbursement receivable from Lincoln Financial Investments Corporation	13,076	9,906
Dividends and interest receivable	635	411
Prepaid expenses	177	80
TOTAL ASSETS	57,933,101	27,805,579
LIABILITIES:
Options written, at value	3,061,444	1,835,820
Due to manager and affiliates	32,626	16,552
Payable for fund shares redeemed	18,637	5,804
Payable for audit fee	16,534	16,534
Payable for fund accounting fee	11,490	11,487
Other accrued expenses payable	11,132	6,709
Payable for securities purchased	—	22,151
TOTAL LIABILITIES	3,151,863	1,915,057
TOTAL NET ASSETS	$54,781,238	$25,890,522
Unaffiliated investments, at cost	$28,292,776	$13,688,832
Affiliated investments, at cost	25,673,417	11,843,832
Options written, (premiums received)	(2,647,347)	(1,333,275)
Standard Class:
Net Assets	$13,616,748	$1,157,963
Shares Outstanding	1,203,306	108,163
Net Asset Value Per Share	$11.316	$10.706
Service Class:
Net Assets	$41,164,490	$24,732,559
Shares Outstanding	3,663,851	2,335,902
Net Asset Value Per Share	$11.235	$10.588
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$54,048,399	$25,651,853
Distributable earnings/(accumulated loss)	732,839	238,669
TOTAL NET ASSETS	$54,781,238	$25,890,522
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-5

Lincoln Hedged S&P 500 Funds
Statements of Operations
Year Ended December 31, 2025
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
INVESTMENT INCOME:
Dividends from affiliated investments	$270,700	$124,926
Dividends from unaffiliated investments	12,477	3,719
	283,177	128,645
EXPENSES:
Management fees	201,211	104,727
Distribution fees-Service Class	105,333	64,898
Professional fees	38,150	37,688
Accounting and administration expenses	34,949	33,456
Index fees	17,743	9,881
Shareholder servicing fees	10,609	5,522
Pricing fees	8,731	8,670
Custodian fees	7,228	4,185
Consulting fees	5,477	4,797
Reports and statements to shareholders	3,328	3,010
Trustees’ fees and expenses	878	515
Other	2,635	2,502
	436,272	279,851
Less:
Management fees waived	(43,900)	(22,850)
Expenses reimbursed	(74,852)	(83,421)
Total operating expenses	317,520	173,580
NET INVESTMENT LOSS	(34,343)	(44,935)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(92,761)	(74,791)
Sale of unaffiliated investments	884	571
Distributions from affiliated investment companies	1,142,469	513,425
Options purchased	608,778	374,226
Options written	509,511	78,306
Net realized gain	2,168,881	891,737
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	2,169,959	1,120,248
Options purchased	800,592	243,810
Options written	(503,290)	(430,295)
Net change in unrealized appreciation (depreciation)	2,467,261	933,763
NET REALIZED AND UNREALIZED GAIN	4,636,142	1,825,500
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,601,799	$1,780,565
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-6

Lincoln Hedged S&P 500 Funds
Statements of Changes in Net Assets
	Lincoln Hedged S&P 500 Fund		Lincoln Hedged S&P 500 Conservative Fund
	Year Ended		Year Ended
	12/31/25	12/31/24	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(34,343)	$11,599	$(44,935)	$(4,150)
Net realized gain	2,168,881	839,044	891,737	637,014
Net change in unrealized appreciation (depreciation)	2,467,261	436,529	933,763	368,116
Net increase in net assets resulting from operations	4,601,799	1,287,172	1,780,565	1,000,980
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(1,012,200)	(8,712)	(74,473)	(3,186)
Service Class	(3,040,125)	(1,313,544)	(1,551,521)	(1,170,232)
	(4,052,325)	(1,322,256)	(1,625,994)	(1,173,418)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	13,225,382	122,477	1,100,135	30,184
Service Class	27,282,988	13,636,127	11,235,058	10,120,124
Reinvestment of dividends and distributions:
Standard Class	1,012,200	8,712	74,473	3,186
Service Class	3,040,125	1,313,544	1,551,521	1,170,232
	44,560,695	15,080,860	13,961,187	11,323,726
Cost of shares redeemed:
Standard Class	(606,950)	(365)	(32,949)	(580)
Service Class	(8,936,185)	(1,575,172)	(3,597,290)	(2,221,111)
	(9,543,135)	(1,575,537)	(3,630,239)	(2,221,691)
Increase in net assets derived from capital share transactions	35,017,560	13,505,323	10,330,948	9,102,035
NET INCREASE IN NET ASSETS	35,567,034	13,470,239	10,485,519	8,929,597
NET ASSETS:
Beginning of year	19,214,204	5,743,965	15,405,003	6,475,406
End of year	$54,781,238	$19,214,204	$25,890,522	$15,405,003
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-7

Lincoln Hedged S&P 500 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Hedged S&P 500 Fund Standard Class
	Year Ended				5/21/21[1] to 12/31/21
	12/31/25	12/31/24	12/31/23	12/31/22
Net asset value, beginning of period	$10.931	$10.335	$9.133	$10.603	$10.000
Income (loss) from investment operations:
Net investment income[2]	0.023	0.051	0.037	0.030	0.032
Net realized and unrealized gain (loss)	1.278	1.417	1.517	(0.737)	0.686
Total from investment operations	1.301	1.468	1.554	(0.707)	0.718
Less dividends and distributions from:
Net investment income	—	(0.036)	(0.031)	(0.048)	(0.115)
Net realized gain	(0.916)	(0.836)	(0.321)	(0.715)	—
Total dividends and distributions	(0.916)	(0.872)	(0.352)	(0.763)	(0.115)
Net asset value, end of period	$11.316	$10.931	$10.335	$9.133	$10.603
Total return[3]	11.90%	14.32%	17.03%	(6.55% )	7.18%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,617	$138	$12	$10	$11
Ratio of expenses to average net assets[4]	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	0.90%	1.43%	2.41%	3.84%	5.54%
Ratio of net investment income to average net assets	0.19%	0.46%	0.37%	0.28%	0.50%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.13% )	(0.39% )	(1.46% )	(2.98% )	(4.46% )
Portfolio turnover	35%	37%	5%	11%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-8

Lincoln Hedged S&P 500 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Hedged S&P 500 Fund Service Class
	Year Ended				5/21/21[1] to 12/31/21
	12/31/25	12/31/24	12/31/23	12/31/22
Net asset value, beginning of period	$10.897	$10.321	$9.127	$10.602	$10.000
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.018)	0.012	0.002	(0.006)	0.010
Net realized and unrealized gain (loss)	1.272	1.414	1.515	(0.735)	0.686
Total from investment operations	1.254	1.426	1.517	(0.741)	0.696
Less dividends and distributions from:
Net investment income	—	(0.014)	(0.002)	(0.019)	(0.094)
Net realized gain	(0.916)	(0.836)	(0.321)	(0.715)	—
Total dividends and distributions	(0.916)	(0.850)	(0.323)	(0.734)	(0.094)
Net asset value, end of period	$11.235	$10.897	$10.321	$9.127	$10.602
Total return[3]	11.52%	13.91%	16.63%	(6.88% )	6.96%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$41,164	$19,076	$5,732	$3,318	$2,582
Ratio of expenses to average net assets[4]	0.93%	0.93%	0.93%	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.25%	1.78%	2.76%	4.19%	5.89%
Ratio of net investment income (loss) to average net assets	(0.16% )	0.11%	0.02%	(0.07% )	0.15%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.48% )	(0.74% )	(1.81% )	(3.33% )	(4.81% )
Portfolio turnover	35%	37%	5%	11%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-9

Lincoln Hedged S&P 500 Conservative Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Hedged S&P 500 Conservative Fund Standard Class
	Year Ended				5/21/21[1] to 12/31/21
	12/31/25	12/31/24	12/31/23	12/31/22
Net asset value, beginning of period	$10.432	$10.220	$9.315	$10.250	$10.000
Income (loss) from investment operations:
Net investment income[2]	0.012	0.032	0.032	0.053	0.032
Net realized and unrealized gain (loss)	0.995	1.048	1.212	(0.339)	0.337
Total from investment operations	1.007	1.080	1.244	(0.286)	0.369
Less dividends and distributions from:
Net investment income	—	(0.028)	—	(0.064)	(0.119)
Net realized gain	(0.733)	(0.840)	(0.339)	(0.585)	—
Total dividends and distributions	(0.733)	(0.868)	(0.339)	(0.649)	(0.119)
Net asset value, end of period	$10.706	$10.432	$10.220	$9.315	$10.250
Total return[3]	9.66%	10.66%	13.39%	(2.73% )	3.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,158	$43	$11	$10	$10
Ratio of expenses to average net assets[4]	0.57% [5]	0.57% [5]	0.58%	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.13%	1.47%	2.03%	3.63%	5.53%
Ratio of net investment income to average net assets	0.11% [6]	0.31% [6]	0.32%	0.54%	0.50%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.45% )	(0.59% )	(1.13% )	(2.51% )	(4.46% )
Portfolio turnover	40%	38%	45%	10%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of expenses to average net assets reflects 0.01% of acquired fund fees and expenses waived for the years ended December 31, 2025 and 2024.
[6]	The ratio of net investment income to average net assets reflects 0.01% of acquired fund fees and expenses waived for the years ended December 31, 2025 and 2024.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-10

Lincoln Hedged S&P 500 Conservative Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Hedged S&P 500 Conservative Fund Service Class
	Year Ended				5/21/21[1] to 12/31/21
	12/31/25	12/31/24	12/31/23	12/31/22
Net asset value, beginning of period	$10.361	$10.168	$9.301	$10.247	$10.000
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.026)	(0.004)	(0.002)	0.018	0.009
Net realized and unrealized gain (loss)	0.986	1.040	1.208	(0.338)	0.336
Total from investment operations	0.960	1.036	1.206	(0.320)	0.345
Less dividends and distributions from:
Net investment income	—	(0.003)	—	(0.041)	(0.098)
Net realized gain	(0.733)	(0.840)	(0.339)	(0.585)	—
Total dividends and distributions	(0.733)	(0.843)	(0.339)	(0.626)	(0.098)
Net asset value, end of period	$10.588	$10.361	$10.168	$9.301	$10.247
Total return[3]	9.27%	10.27%	13.00%	(3.06% )	3.45%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24,733	$15,362	$6,464	$4,593	$2,376
Ratio of expenses to average net assets[4]	0.92% [5]	0.92% [5]	0.93%	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.48%	1.82%	2.38%	3.98%	5.88%
Ratio of net investment income (loss) to average net assets	(0.24% )[6]	(0.04% )[6]	(0.03% )	0.19%	0.15%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.80% )	(0.94% )	(1.48% )	(2.86% )	(4.81% )
Portfolio turnover	40%	38%	45%	10%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	The ratio of expenses to average net assets reflects 0.01% of acquired fund fees and expenses waived for the years ended December 31, 2025 and 2024.
[6]	The ratio of net investment income to average net assets reflects 0.01% of acquired fund fees and expenses waived for the years ended December 31, 2025 and 2024.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Hedged S&P 500 Funds-11

Lincoln Hedged S&P 500 Funds
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the Lincoln Hedged S&P 500 Fund and Lincoln Hedged S&P 500 Conservative Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests about half of its assets in other open-end investment companies,  primarily the LVIP SSGA S&P 500 Index Fund (the “Underlying Funds”). Each Fund is advised by Lincoln Financial Investments Corporation ("LFI"). The LVIP SSGA S&P 500 Index Fund, which is sub-advised by an unaffiliated sub-adviser, invests primarily in the securities that make up the S&P 500® Index and money market instruments. A significant portion of the Underlying Fund employs a passive investment style (i.e., index fund). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments and FLexible EXchange®Options (“FLEX Options”). Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of each Fund is to seek long-term growth of capital.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of their financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –  The Funds value Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   FLexible EXchange® Options are valued based on the transaction prices executed by the Funds' sub-adviser, except on days in which the sub-adviser does not trade FLEX Options; on the days the sub-adviser does not trade FLEX Options, FLEX Options are valued using evaluated prices obtained from an approved pricing vendor.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the year ended December 31, 2025, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.55% of each Fund's
Lincoln Hedged S&P 500 Funds-12

Lincoln Hedged S&P 500 Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.12% of each Fund's average daily net assets.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust's Board of Trustees (the "Board") and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
LFI has contractually agreed to reimburse each Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.58% of the Fund’s average daily net assets for the Standard Class and 0.93% for the Service Class. In addition, the adviser has contractually agreed to reimburse the Lincoln Hedged S&P 500 Fund so that the Fund's Total Annual Fund Operating Expenses (including acquired fund fees and expenses) does not exceed 0.70% for the standard class and 1.05% for the service class and the Lincoln Hedged S&P 500 Conservative Fund so that the Fund's Total Annual Fund Operating Expenses (including acquired fund fees and expenses) does not exceed 0.69% for the standard class and 1.04% for the service class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through June 21, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
Lincoln Hedged S&P 500 Fund	$78,153	$75,784	$74,852	$228,789
Lincoln Hedged S&P 500 Conservative Fund	$76,462	$79,949	$83,421	$239,832
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' defined outcome strategy. For these services, LFI, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
Administrative	$2,760	$1,506
Legal	477	255
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the year ended December 31, 2025, these fees were as follows:
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
Printing and mailing	$143	$55
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
Lincoln Hedged S&P 500 Funds-13

Lincoln Hedged S&P 500 Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At December 31, 2025, each Fund had receivables due from and liabilities payable to affiliates as follows:
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
Expense reimbursement receivable due from LFI	$13,076	$9,906
Management fees payable to LFI	19,452	8,980
Distribution fees payable to LFD	11,862	6,966
Shareholder servicing fees payable to Lincoln Life	1,312	606
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the year ended December 31, 2025, were as follows:
Lincoln Hedged S&P 500 Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Number of Shares 12/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-51.72%@
Equity Fund-51.72%@
✧✧LVIP SSGA S&P 500 Index Fund	$9,881,768	$22,322,073	$5,950,595	$(92,761)	$2,169,959	$28,330,444	840,566	$270,700	$1,142,469

@ As a percentage of Net Assets as of December 31, 2025.
✧✧ Standard Class shares.
Lincoln Hedged S&P 500 Conservative Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Number of Shares 12/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-52.79%@
Equity Fund-52.79%@
✧✧LVIP SSGA S&P 500 Index Fund	$7,830,791	$8,105,400	$3,314,399	$(74,791)	$1,120,248	$13,667,249	405,508	$124,926	$513,425

@ As a percentage of Net Assets as of December 31, 2025.
✧✧ Standard Class shares.
3. Investments
For the year ended December 31, 2025, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
Purchases	$22,322,073	$8,105,400
Sales	6,713,072	4,077,907
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
Cost of investments and derivatives	$54,133,351	$25,648,420
Aggregate unrealized appreciation of investments and derivatives	$4,686,097	$2,867,736
Aggregate unrealized depreciation of investments and derivatives	(2,196,227)	(1,160,074)
Net unrealized appreciation of investments and derivatives	$2,489,870	$1,707,662
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and
Lincoln Hedged S&P 500 Funds-14

Lincoln Hedged S&P 500 Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of December 31, 2025:
Lincoln Hedged S&P 500 Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$28,330,444	$—	$—	$28,330,444
Unaffiliated Investment Company	29,961	—	—	29,961
Options Purchased	—	29,240,694	—	29,240,694
Total Investments	$28,360,405	$29,240,694	$—	$57,601,099
Derivatives:
Liabilities:
Options Written	$—	$(3,061,444)	$—	$(3,061,444)
There were no Level 3 investments at the beginning or end of the period.
Lincoln Hedged S&P 500 Conservative Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$13,667,249	$—	$—	$13,667,249
Unaffiliated Investment Company	71,046	—	—	71,046
Options Purchased	—	14,056,887	—	14,056,887
Total Investments	$13,738,295	$14,056,887	$—	$27,795,182
Derivatives:
Liabilities:
Options Written	$—	$(1,835,820)	$—	$(1,835,820)
There were no Level 3 investments at the beginning or end of the period.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales, mark-to-market adjustments on certain derivatives and outstanding straddle loss deferrals.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
Lincoln Hedged S&P 500 Funds-15

Lincoln Hedged S&P 500 Funds
Notes to Financial Statements (continued)
 4. Dividend and Distribution Information (continued)
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
Year ended December 31, 2025
Ordinary income	$1,156,282	$431,361
Long-term capital gains	2,896,043	1,194,633
Total	$4,052,325	$1,625,994
Year ended December 31, 2024
Ordinary income	$362,352	$322,724
Long-term capital gains	959,904	850,694
Total	$1,322,256	$1,173,418
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
	Lincoln Hedged S&P 500 Fund	Lincoln Hedged S&P 500 Conservative Fund
Undistributed ordinary income	$299,665	$100,689
Undistributed long-term capital gains	448,108	150,331
Other temporary differences	(2,504,804)	(1,720,013)
Net unrealized appreciation	2,489,870	1,707,662
Distributable earnings/(accumulated loss)	$732,839	$238,669
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the period ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Funds had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Lincoln Hedged S&P 500 Fund		Lincoln Hedged S&P 500 Conservative Fund
	Year Ended		Year Ended
	12/31/25	12/31/24	12/31/25	12/31/24
Shares sold:
Standard Class	1,153,229	10,769	100,083	2,756
Service Class	2,421,710	1,220,080	1,046,036	945,429
Shares reinvested:
Standard Class	88,983	800	6,928	305
Service Class	269,215	120,559	145,957	112,602
	3,933,137	1,352,208	1,299,004	1,061,092
Shares redeemed:
Standard Class	(51,576)	(33)	(2,975)	(53)
Service Class	(777,702)	(145,428)	(338,691)	(211,158)
	(829,278)	(145,461)	(341,666)	(211,211)
Net increase	3,103,859	1,206,747	957,338	849,881
7. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
Lincoln Hedged S&P 500 Funds-16

Lincoln Hedged S&P 500 Funds
Notes to Financial Statements (continued)
 7. Line of Credit (continued)
The Funds had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Options Contracts–During the year ended December 31, 2025, the Funds entered into options contracts in the normal course of pursuing its investment objective and strategies. The Funds may buy or write options contracts for any number of reasons, including without limitation: to manage the Funds' exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Funds' overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Funds may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When a Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When a Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Funds are subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Funds are subject to counterparty risk.
During the year ended December 31, 2025, the Funds used options contracts to adjust the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities and to receive premiums for writing options.
Fair values of derivative instruments as of December 31, 2025 were as follows:
Lincoln Hedged S&P 500 Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$29,240,694	Unaffiliated Investments, at value	$—
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(3,061,444)
Total		$29,240,694		$(3,061,444)
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$608,778	$800,592
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	509,511	(503,290)
Total		$1,118,289	$297,302
Fair values of derivative instruments as of December 31, 2025 were as follows:
Lincoln Hedged S&P 500 Conservative Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$14,056,887	Unaffiliated Investments, at value	$—
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(1,835,820)
Total		$14,056,887		$(1,835,820)
Lincoln Hedged S&P 500 Funds-17

Lincoln Hedged S&P 500 Funds
Notes to Financial Statements (continued)
 8. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$374,226	$243,810
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	78,306	(430,295)
Total		$452,532	$(186,485)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
	Options Contracts (Average Value)	Options Contracts (Average Value)
Lincoln Hedged S&P 500 Fund	$19,230,246	$1,666,136
Lincoln Hedged S&P 500 Conservative Fund	10,281,029	1,068,704
9. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
10. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Funds adopted ASU 2023-09 during the current fiscal period. The Funds invest primarily in other regulated investment companies and management of the Funds has evaluated the impact of the adoption of ASU 2023-09. For the current reporting period, the Funds did not incur material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in these financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
Lincoln Hedged S&P 500 Funds-18

Report of Independent Registered Public Accounting Firm
To the Shareholders of Lincoln Hedged S&P 500 Fund and Lincoln Hedged S&P 500 Conservative Fund and the Board of Trustees of Lincoln Variable Insurance Products Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Lincoln Hedged S&P 500 Fund and  Lincoln Hedged S&P 500 Conservative Fund (collectively referred to as the “Funds”), (two of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), including the schedules of investments, as of December 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the period from May 21, 2021 (commencement of operations) through December 31, 2021 and the related notes (collectively referred to as the “financial statements”) In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (two of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the four years in the period then ended and the period from May 21, 2021 (commencement of operations) through December 31, 2021, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
Lincoln Hedged S&P 500 Funds–19

Lincoln Opportunistic Hedged Equity Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

Lincoln Opportunistic Hedged Equity Fund

Lincoln Opportunistic Hedged Equity Fund
Schedule of Investments
December 31, 2025

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–50.45%
INVESTMENT COMPANY–50.45%
Equity Fund–50.45%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA S&P 500 Index Fund	161,423	$5,440,607
Total Affiliated Investment (Cost $4,714,794)		5,440,607
UNAFFILIATED INVESTMENTS–53.06%
INVESTMENT COMPANY–0.74%
Money Market Fund–0.74%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	79,884	79,884
Total Investment Company (Cost $79,884)		79,884

	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
OPTIONS PURCHASED–52.32%
CENTRALLY CLEARED–52.32%
Call Options–49.40%
S&P 500 Mini Index Strike price $6.47, expiration date 8/19/26, notional amount $51,113	79	$5,326,672
Put Options–2.92%
S&P 500 Mini Index Strike price $646.66, expiration date 8/19/26, notional amount $10,217,228	158	314,752
Total Options Purchased (Cost $5,551,796)		5,641,424
Total Unaffiliated Investments (Cost $5,631,680)		5,721,308

TOTAL INVESTMENTS–103.51% (Cost $10,346,474)	11,161,915

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(3.33)%
CENTRALLY CLEARED–(3.33)%
Call Options–(1.82)%
S&P 500 Mini Index Strike price $743.59, expiration date 8/19/26, notional amount $(11,748,722)	(158)	$(196,273)
Put Options–(1.51)%
S&P 500 Mini Index Strike price $581.99, expiration date 8/19/26, notional amount $(9,195,442)	(158)	(162,528)
Total Options Written (Premiums received $(438,351))		(358,801)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.18%)	(20,075)
NET ASSETS APPLICABLE TO 997,441 SHARES OUTSTANDING–100.00%	$10,783,039

✧✧Standard Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
Lincoln Opportunistic Hedged Equity Fund-1

Lincoln Opportunistic Hedged Equity Fund
Statement of Assets and Liabilities
December 31, 2025
ASSETS:
Unaffiliated investments, at value	$5,721,308
Affiliated investments, at value	5,440,607
Receivable for fund shares sold	9,992
Expense reimbursement receivable from Lincoln Financial Investments Corporation	7,386
Dividends and interest receivable	197
Prepaid expenses	36
TOTAL ASSETS	11,179,526
LIABILITIES:
Options written, at value	358,801
Payable for audit fee	14,209
Payable for fund accounting fee	11,486
Due to manager and affiliates	8,129
Other accrued expenses payable	3,019
Payable for fund shares redeemed	843
TOTAL LIABILITIES	396,487
TOTAL NET ASSETS	$10,783,039
Unaffiliated investments, at cost	$5,631,680
Affiliated investments, at cost	4,714,794
Options written, (premiums received)	(438,351)
Standard Class:
Net Assets	$276,666
Shares Outstanding	25,467
Net Asset Value Per Share	$10.863
Service Class:
Net Assets	$10,506,373
Shares Outstanding	971,974
Net Asset Value Per Share	$10.809
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$10,706,970
Distributable earnings/(accumulated loss)	76,069
TOTAL NET ASSETS	$10,783,039
See accompanying notes, which are an integral part of the financial statements.
Lincoln Opportunistic Hedged Equity Fund-2

Lincoln Opportunistic Hedged Equity Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends from affiliated investments	$51,316
Dividends from unaffiliated investments	3,984
55,300
EXPENSES:
Management fees	45,158
Accounting and administration expenses	32,433
Professional fees	31,612
Distribution fees-Service Class	28,153
Consulting fees	4,378
Custodian fees	2,935
Reports and statements to shareholders	2,887
Shareholder servicing fees	2,381
Pricing fees	2,183
Trustees’ fees and expenses	219
Index fees	9
Other	2,315
154,663
Less:
Expenses reimbursed	(78,068)
Total operating expenses	76,595
NET INVESTMENT LOSS	(21,295)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	(50,977)
Distributions from affiliated investment companies	217,045
Options purchased	364,385
Options written	(350,824)
Net realized gain	179,629
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	476,145
Options purchased	112,738
Options written	47,170
Net change in unrealized appreciation (depreciation)	636,053
NET REALIZED AND UNREALIZED GAIN	815,682
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$794,387
See accompanying notes, which are an integral part of the financial statements.

Lincoln Opportunistic Hedged Equity Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(21,295)	$(3,199)
Net realized gain	179,629	304,882
Net change in unrealized appreciation (depreciation)	636,053	235,811
Net increase in net assets resulting from operations	794,387	537,494
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(19,739)	(12,209)
Service Class	(749,689)	(495,132)
	(769,428)	(507,341)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	150,718	388,266
Service Class	5,176,349	3,045,179
Reinvestment of dividends and distributions:
Standard Class	19,739	12,209
Service Class	749,689	495,132
	6,096,495	3,940,786
Cost of shares redeemed:
Standard Class	(37,230)	(260,385)
Service Class	(1,407,374)	(383,642)
	(1,444,604)	(644,027)
Increase in net assets derived from capital share transactions	4,651,891	3,296,759
NET INCREASE IN NET ASSETS	4,676,850	3,326,912
NET ASSETS:
Beginning of year	6,106,189	2,779,277
End of year	$10,783,039	$6,106,189
See accompanying notes, which are an integral part of the financial statements.
Lincoln Opportunistic Hedged Equity Fund-3

Lincoln Opportunistic Hedged Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Opportunistic Hedged Equity Fund Standard Class
	Year Ended		12/13/23[1] to 12/31/23
	12/31/25	12/31/24
Net asset value, beginning of period	$10.638	$10.084	$10.000
Income from investment operations:
Net investment income[2]	0.009	0.030	0.001
Net realized and unrealized gain	1.073	1.529	0.091
Total from investment operations	1.082	1.559	0.092
Less dividends and distributions from:
Net investment income	—	(0.030)	(0.008)
Net realized gain	(0.857)	(0.975)	—
Total dividends and distributions	(0.857)	(1.005)	(0.008)
Net asset value, end of period	$10.863	$10.638	$10.084
Total return[3]	10.16%	15.51%	0.92%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$277	$147	$10
Ratio of expenses to average net assets[4]	0.59%	0.59%	0.59%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.54%	2.71%	19.30%
Ratio of net investment income (loss) to average net assets	0.08%	0.27%	(0.17% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.87% )	(1.85% )	(18.88% )
Portfolio turnover	58%	103%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Opportunistic Hedged Equity Fund-4

Lincoln Opportunistic Hedged Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Lincoln Opportunistic Hedged Equity Fund Service Class
	Year Ended		12/13/23[1] to 12/31/23
	12/31/25	12/31/24
Net asset value, beginning of period	$10.626	$10.084	$10.000
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.029)	(0.009)	(0.003)
Net realized and unrealized gain	1.069	1.527	0.093
Total from investment operations	1.040	1.518	0.090
Less dividends and distributions from:
Net investment income	—	(0.001)	(0.006)
Net realized gain	(0.857)	(0.975)	—
Total dividends and distributions	(0.857)	(0.976)	(0.006)
Net asset value, end of period	$10.809	$10.626	$10.084
Total return[3]	9.77%	15.11%	0.90%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,506	$5,959	$2,769
Ratio of expenses to average net assets[4]	0.94%	0.94%	0.94%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.89%	3.06%	19.65%
Ratio of net investment loss to average net assets	(0.27% )	(0.08% )	(0.52% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.22% )	(2.20% )	(19.23% )
Portfolio turnover	58%	103%	—%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
Lincoln Opportunistic Hedged Equity Fund-5

Lincoln Opportunistic Hedged Equity Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the Lincoln Opportunistic Hedged Equity Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests about half of its assets in other open-end investment companies, primarily the LVIP SSGA S&P 500® Index Fund (the “Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation ("LFI"). The LVIP SSGA S&P 500® Index Fund, which is sub-advised by an unaffiliated sub-adviser, invests primarily in the securities that make up the S&P 500® Index and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e., index funds). In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments and FLexible EXchange® Options (“FLEX Options”). Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long-term growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –  The Fund values Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   FLexible EXchange® Options are valued based on the transaction prices executed by the Fund's sub-adviser, except on days in which the sub-adviser does not trade FLEX Options; on the days the sub-adviser does not trade FLEX Options, FLEX Options are valued using evaluated prices obtained from an approved pricing vendor.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025, and for all open tax years (years ended December 31, 2023- December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Lincoln Opportunistic Hedged Equity Fund-6

Lincoln Opportunistic Hedged Equity Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.55% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.59% of the Fund’s average daily net assets for the Standard Class and 0.94% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$24,927	$89,200	$78,068	$192,195
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund's managed risk strategy. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$647
Legal	110
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $63 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
Lincoln Opportunistic Hedged Equity Fund-7

Lincoln Opportunistic Hedged Equity Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At December 31, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$7,386
Management fees payable to LFI	4,861
Distribution fees payable to LFD	3,012
Shareholder servicing fees payable to Lincoln Life	256
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
At December 31, 2025, Lincoln Life directly owned 29.56% of Lincoln Opportunistic Hedged Equity Fund.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the year ended December 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Number of Shares 12/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-50.45%@
Equity Fund-50.45%@
✧✧LVIP SSGA S&P 500 Index Fund	$3,015,930	$2,910,360	$910,851	$(50,977)	$476,145	$5,440,607	161,423	$51,316	$217,045

@ As a percentage of Net Assets as of December 31, 2025.
✧✧ Standard Class shares.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$7,536,806
Sales	4,009,155
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$10,403,475
Aggregate unrealized appreciation of investments and derivatives	$913,475
Aggregate unrealized depreciation of investments and derivatives	(244,663)
Net unrealized appreciation of investments and derivatives	$668,812
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Lincoln Opportunistic Hedged Equity Fund-8

Lincoln Opportunistic Hedged Equity Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$5,440,607	$—	$—	$5,440,607
Unaffiliated Investment Company	79,884	—	—	79,884
Options Purchased	—	5,641,424	—	5,641,424
Total Investments	$5,520,491	$5,641,424	$—	$11,161,915
Derivatives:
Liabilities:
Options Written	$—	$(358,801)	$—	$(358,801)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales,mark-to-market adjustments on certain derivatives and outstanding straddle loss deferrals.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended	Year Ended
	12/31/25	12/31/24
Ordinary income	$212,660	$140,770
Long-term capital gains	556,768	366,571
Total	$769,428	$507,341
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$32,814
Undistributed long-term capital gains	49,720
Other temporary differences	(675,277)
Net unrealized appreciation	668,812
Distributable earnings/(accumulated loss)	$76,069
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
Lincoln Opportunistic Hedged Equity Fund-9

Lincoln Opportunistic Hedged Equity Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	13,190	33,840
Service Class	476,793	273,982
Shares reinvested:
Standard Class	1,805	1,152
Service Class	68,826	46,691
	560,614	355,665
Shares redeemed:
Standard Class	(3,335)	(22,186)
Service Class	(134,465)	(34,455)
	(137,800)	(56,641)
Net increase	422,814	299,024
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Options Contracts–During the year ended December 31, 2025, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the year ended December 31, 2025, the Fund used options contracts to adjust the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities and to receive premiums for writing options.
Lincoln Opportunistic Hedged Equity Fund-10

Lincoln Opportunistic Hedged Equity Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Options purchased (Equity contracts)	Unaffiliated Investments, at value	$5,641,424	Unaffiliated Investments, at value	$—
Options written (Equity contracts)	Options written, at value	—	Options written, at value	(358,801)
Total		$5,641,424		$(358,801)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	$364,385	$112,738
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	(350,824)	47,170
Total		$13,561	$159,908
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Options contracts (average value)	$4,412,178	$347,153
9. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. The Fund invests primarily in other regulated investment companies and management of the Fund has evaluated the impact of the adoption of ASU 2023-09. For the current reporting period, the Fund did not incur material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in these financial statements.
Lincoln Opportunistic Hedged Equity Fund-11

Lincoln Opportunistic Hedged Equity Fund
Notes to Financial Statements (continued)
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
Lincoln Opportunistic Hedged Equity Fund-12

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Lincoln Opportunistic Hedged Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Lincoln Opportunistic Hedged Equity Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from December 13, 2023 (commencement of operations) through December 31, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the  changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and the period from December 13, 2023 (commencement of operations) through December 31, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
Lincoln Opportunistic Hedged Equity Fund–13

LVIP Aggressive Growth Allocation Managed Risk Funds
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
each a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP Aggressive Growth Allocation Managed Risk Funds

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
December 31, 2025

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.02%
INVESTMENT COMPANIES–97.02%
Equity Funds–51.74%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	348,806	$16,963,140
LVIP BlackRock Equity Dividend Fund	918,616	23,680,094
LVIP Channing Small Cap Value Fund	196,691	2,546,365
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	1,741,653	29,059,471
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	518,083	7,508,063
LVIP Nomura Mid-Cap Index Fund	206,811	9,052,128
LVIP SSGA Mid-Cap Index Fund	1,369,403	17,650,240
LVIP SSGA Nasdaq-100 Index Fund	189,836	3,251,890
LVIP SSGA S&P 500 Index Fund	1,482,729	49,973,892
LVIP SSGA Small-Cap Index Fund	213,610	7,436,177
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	285,408	8,837,642
		175,959,102
Fixed Income Funds–17.65%
*Lincoln Bain Capital Total Credit Fund	387,769	3,943,606
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	346,788	3,279,231
LVIP Franklin Templeton Core Bond Fund	913,261	10,649,540
LVIP JPMorgan Core Bond Fund	4,141,389	41,231,665
LVIP SSGA Bond Index Fund	90,200	910,480
		60,014,522
Global Equity Fund–0.33%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	145,974	1,140,208
		1,140,208
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–27.30%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	456,467	$4,596,623
LVIP Franklin Templeton Multi-Factor International Equity Fund	1,009,386	10,576,345
LVIP Loomis Sayles Global Growth Fund	338,214	6,502,159
LVIP MFS International Growth Fund	975,336	20,708,328
LVIP Mondrian International Value Fund	1,120,334	23,812,701
LVIP SSGA Emerging Markets Equity Index Fund	716,663	9,680,691
LVIP SSGA International Index Fund	1,278,796	16,974,737
		92,851,584
Total Affiliated Investments (Cost $265,262,295)		329,965,416

UNAFFILIATED INVESTMENT–2.84%
INVESTMENT COMPANY–2.84%
Money Market Fund–2.84%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	9,670,360	9,670,360
Total Unaffiliated Investment (Cost $9,670,360)		9,670,360

TOTAL INVESTMENTS–99.86% (Cost $274,932,655)	339,635,776
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	473,512
NET ASSETS APPLICABLE TO 26,198,107 SHARES OUTSTANDING–100.00%	$340,109,288

LVIP Aggressive Growth Allocation Managed Risk Funds-1

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

✧✧Standard Class shares.
*Class I shares.

The following futures contracts were outstanding at December 31, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
3	CME Australian Dollar Currency Futures	$200,190	$199,241	3/16/26	$949	$—
5	CME British Pound Currency Futures	420,562	416,066	3/16/26	4,496	—
7	CME Euro Foreign Exchange Currency Futures	1,030,750	1,023,432	3/16/26	7,318	—
7	CME Japanese Yen Currency Futures	561,619	562,399	3/16/26	—	(780)
					12,763	(780)
Equity Contracts:
8	CME E-mini Russell 2000 Index Futures	999,200	1,029,346	3/20/26	—	(30,146)
12	CME E-mini S&P 500 Index Futures	4,135,500	4,133,264	3/20/26	2,236	—
5	CME E-mini S&P MidCap 400 Index Futures	1,662,600	1,688,419	3/20/26	—	(25,819)
20	Eurex EURO STOXX 50 Futures	1,372,869	1,354,197	3/20/26	18,672	—
4	FTSE 100 Index Futures	535,999	525,488	3/20/26	10,511	—
4	ICE U.S. MSCI Emerging Markets Index Futures	282,280	276,643	3/20/26	5,637	—
3	OML Stockholm OMXS30 Index Futures	94,344	92,127	1/16/26	2,217	—
1	SFE S&P ASX Share Price Index 200 Futures	144,748	144,165	3/19/26	583	—
3	TSE TOPIX Futures	653,760	650,156	3/12/26	3,604	—
					43,460	(55,965)
Total Futures Contracts					$56,223	$(56,745)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.
Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-2

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
December 31, 2025

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.95%
INVESTMENT COMPANIES–96.95%
Equity Funds–79.08%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	724,872	$35,251,975
LVIP Baron Growth Opportunities Fund	93,901	5,932,271
LVIP Channing Small Cap Value Fund	212,520	2,751,278
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	329,359	5,495,347
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	581,301	8,424,221
LVIP MFS Value Fund	710,494	38,851,260
LVIP SSGA Mid-Cap Index Fund	606,336	7,815,067
LVIP SSGA Nasdaq-100 Index Fund	137,368	2,353,113
LVIP SSGA S&P 500 Index Fund	1,607,869	54,191,607
LVIP SSGA Small-Cap Index Fund	201,636	7,019,355
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	343,965	10,650,867
LVIP Wellington SMID Cap Value Fund	663,888	16,065,432
		194,801,793
Fixed Income Funds–17.63%
*Lincoln Bain Capital Total Credit Fund	279,505	2,842,572
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	250,917	2,372,670
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP Franklin Templeton Core Bond Fund	593,905	$6,925,523
LVIP JPMorgan Core Bond Fund	2,974,906	29,618,162
LVIP SSGA Bond Index Fund	164,702	1,662,503
		43,421,430
Global Equity Fund–0.24%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	75,452	589,357
		589,357
Total Affiliated Investments (Cost $196,161,025)		238,812,580

UNAFFILIATED INVESTMENT–2.92%
INVESTMENT COMPANY–2.92%
Money Market Fund–2.92%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	7,181,804	7,181,804
Total Unaffiliated Investment (Cost $7,181,804)		7,181,804

TOTAL INVESTMENTS–99.87% (Cost $203,342,829)	245,994,384
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	330,695
NET ASSETS APPLICABLE TO 18,612,830 SHARES OUTSTANDING–100.00%	$246,325,079

✧✧Standard Class shares.
*Class I shares.
LVIP Aggressive Growth Allocation Managed Risk Funds-3

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at December 31, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
10	CME E-mini Russell 2000 Index Futures	$1,249,000	$1,286,693	3/20/26	$—	$(37,693)
15	CME E-mini S&P 500 Index Futures	5,169,375	5,166,611	3/20/26	2,764	—
4	CME E-mini S&P MidCap 400 Index Futures	1,330,080	1,350,688	3/20/26	—	(20,608)
Total Futures Contracts					$2,764	$(58,301)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.
Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-4

LVIP Aggressive Growth Allocation Managed Risk Funds
Statements of Assets and Liabilities
December 31, 2025
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
ASSETS:
Affiliated investments, at value	$329,965,416	$238,812,580
Unaffiliated investments, at value	9,670,360	7,181,804
Cash collateral held at broker for futures contracts	687,842	516,066
Receivable for fund shares sold	279,626	22,194
Dividends and interest receivable	31,001	22,940
Prepaid expenses	1,219	876
Expense reimbursement receivable from Lincoln Financial Investments Corporation	1,165	3,168
Receivable for securities sold	—	64,721
TOTAL ASSETS	340,636,629	246,624,349
LIABILITIES:
Payable for securities purchased	247,739	—
Due to manager and affiliates	151,070	107,310
Variation margin due to broker on futures contracts	63,930	64,190
Payable for fund shares redeemed	24,225	88,916
Payable for audit fee	17,071	17,071
Payable for fund accounting fee	14,801	14,791
Other accrued expenses payable	8,505	6,992
TOTAL LIABILITIES	527,341	299,270
TOTAL NET ASSETS	$340,109,288	$246,325,079
Affiliated investments, at cost	$265,262,295	$196,161,025
Unaffiliated investments, at cost	9,670,360	7,181,804
Standard Class:
Net Assets	$3,090,084	$1,417,780
Shares Outstanding	237,233	106,831
Net Asset Value Per Share	$13.026	$13.271
Service Class:
Net Assets	$337,019,204	$244,907,299
Shares Outstanding	25,960,874	18,505,999
Net Asset Value Per Share	$12.982	$13.234
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$280,398,451	$202,609,811
Distributable earnings/(accumulated loss)	59,710,837	43,715,268
TOTAL NET ASSETS	$340,109,288	$246,325,079
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-5

LVIP Aggressive Growth Allocation Managed Risk Funds
Statements of Operations
Year Ended December 31, 2025
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
INVESTMENT INCOME:
Dividends from affiliated investments	$6,216,680	$3,139,623
Dividends from unaffiliated investments	430,168	320,136
	6,646,848	3,459,759
EXPENSES:
Management fees	810,344	578,128
Distribution fees-Service Class	802,902	574,742
Shareholder servicing fees	94,000	67,063
Accounting and administration expenses	72,911	63,856
Professional fees	43,583	41,481
Custodian fees	13,640	10,370
Trustees’ fees and expenses	9,306	6,630
Reports and statements to shareholders	8,243	6,771
Consulting fees	7,751	7,649
Pricing fees	2,045	1,083
Other	10,120	6,656
	1,874,845	1,364,429
Less:
Management fees waived	(16,207)	(34,688)
Expenses reimbursed	(3,813)	(26,558)
Plus:
Recoupment of prior expenses reduced by the Advisor	1,524	—
Total operating expenses	1,856,349	1,303,183
NET INVESTMENT INCOME	4,790,499	2,156,576
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	122,983	(356,768)
Distributions from affiliated investment companies	18,171,285	21,069,321
Foreign currencies	394	—
Futures contracts	(3,904,418)	(3,212,195)
Net realized gain	14,390,244	17,500,358
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	24,968,823	382,482
Foreign currencies	2,627	—
Futures contracts	325,321	182,391
Net change in unrealized appreciation (depreciation)	25,296,771	564,873
NET REALIZED AND UNREALIZED GAIN	39,687,015	18,065,231
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$44,477,514	$20,221,807
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-6

LVIP Aggressive Growth Allocation Managed Risk Funds
Statements of Changes in Net Assets
	LVIP Global Aggressive Growth Allocation Managed Risk Fund		LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Year Ended		Year Ended
	12/31/25	12/31/24	12/31/25	12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,790,499	$5,365,772	$2,156,576	$2,702,594
Net realized gain	14,390,244	9,639,305	17,500,358	10,086,654
Net change in unrealized appreciation (depreciation)	25,296,771	16,433,660	564,873	16,528,272
Net increase in net assets resulting from operations	44,477,514	31,438,737	20,221,807	29,317,520
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(60,052)	(73,622)	(53,722)	(32,470)
Service Class	(5,783,047)	(7,186,431)	(8,900,700)	(4,095,109)
	(5,843,099)	(7,260,053)	(8,954,422)	(4,127,579)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	39,069	264,700	95,999	360,885
Service Class	16,575,955	41,589,028	29,648,948	31,041,894
Reinvestment of dividends and distributions:
Standard Class	60,052	73,622	53,722	32,470
Service Class	5,783,047	7,186,431	8,900,700	4,095,109
	22,458,123	49,113,781	38,699,369	35,530,358
Cost of shares redeemed:
Standard Class	(266,317)	(235,378)	(368,673)	(170,059)
Service Class	(35,527,689)	(21,904,886)	(28,163,423)	(31,961,305)
	(35,794,006)	(22,140,264)	(28,532,096)	(32,131,364)
Increase (decrease) in net assets derived from capital share transactions	(13,335,883)	26,973,517	10,167,273	3,398,994
NET INCREASE IN NET ASSETS	25,298,532	51,152,201	21,434,658	28,588,935
NET ASSETS:
Beginning of year	314,810,756	263,658,555	224,890,421	196,301,486
End of year	$340,109,288	$314,810,756	$246,325,079	$224,890,421
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-7

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.556	$10.582	$9.434	$12.214	$11.197
Income (loss) from investment operations:
Net investment income[1]	0.211	0.238	0.191	0.197	0.213
Net realized and unrealized gain (loss)	1.517	1.037	1.139	(2.585)	1.431
Total from investment operations	1.728	1.275	1.330	(2.388)	1.644
Less dividends and distributions from:
Net investment income	(0.258)	(0.301)	(0.182)	(0.231)	(0.371)
Net realized gain	—	—	—	(0.152)	(0.256)
Return of capital	—	—	—	(0.009)	—
Total dividends and distributions	(0.258)	(0.301)	(0.182)	(0.392)	(0.627)
Net asset value, end of period	$13.026	$11.556	$10.582	$9.434	$12.214
Total return[2]	14.94%	12.05%	14.09%	(19.54% )	14.73%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,090	$2,903	$2,557	$2,429	$3,628
Ratio of expenses to average net assets[3]	0.33%	0.33%	0.33%	0.33%	0.33%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped[3]	0.34%	0.34%	0.35%	0.36%	0.35%
Ratio of net investment income to average net assets	1.72%	2.08%	1.92%	1.88%	1.74%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.71%	2.07%	1.90%	1.85%	1.73%
Portfolio turnover	24%	14%	31%	22%	15%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements and/or recoupments, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the
Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-8

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.520	$10.551	$9.410	$12.183	$11.174
Income (loss) from investment operations:
Net investment income[1]	0.180	0.209	0.165	0.169	0.182
Net realized and unrealized gain (loss)	1.508	1.033	1.134	(2.576)	1.428
Total from investment operations	1.688	1.242	1.299	(2.407)	1.610
Less dividends and distributions from:
Net investment income	(0.226)	(0.273)	(0.158)	(0.205)	(0.345)
Net realized gain	—	—	—	(0.152)	(0.256)
Return of capital	—	—	—	(0.009)	—
Total dividends and distributions	(0.226)	(0.273)	(0.158)	(0.366)	(0.601)
Net asset value, end of period	$12.982	$11.520	$10.551	$9.410	$12.183
Total return[2]	14.64%	11.77%	13.80%	(19.74% )	14.45%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$337,019	$311,908	$261,101	$207,793	$243,401
Ratio of expenses to average net assets[3]	0.58%	0.58%	0.58%	0.58%	0.58%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped[3]	0.59%	0.59%	0.60%	0.61%	0.60%
Ratio of net investment income to average net assets	1.47%	1.83%	1.67%	1.63%	1.49%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.46%	1.82%	1.65%	1.60%	1.48%
Portfolio turnover	24%	14%	31%	22%	15%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements and/or recoupments, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the
Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-9

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.638	$11.214	$9.815	$13.047	$11.478
Income (loss) from investment operations:
Net investment income[1]	0.152	0.185	0.128	0.122	0.130
Net realized and unrealized gain (loss)	1.008	1.506	1.424	(2.935)	1.952
Total from investment operations	1.160	1.691	1.552	(2.813)	2.082
Less dividends and distributions from:
Net investment income	(0.187)	(0.267)	(0.150)	(0.137)	(0.327)
Net realized gain	(0.340)	—	—	(0.266)	(0.186)
Return of capital	—	—	(0.003)	(0.016)	—
Total dividends and distributions	(0.527)	(0.267)	(0.153)	(0.419)	(0.513)
Net asset value, end of period	$13.271	$12.638	$11.214	$9.815	$13.047
Total return[2]	9.21%	15.09%	15.80%	(21.56% )	18.18%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,418	$1,566	$1,189	$1,010	$1,274
Ratio of expenses to average net assets[3]	0.32%	0.32%	0.32%	0.32%	0.32%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.35%	0.35%	0.36%	0.36%	0.36%
Ratio of net investment income to average net assets	1.18%	1.50%	1.22%	1.11%	1.02%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.15%	1.47%	1.18%	1.07%	0.99%
Portfolio turnover	23%	18%	27%	28%	18%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-10

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.607	$11.188	$9.794	$13.019	$11.459
Income (loss) from investment operations:
Net investment income[1]	0.119	0.153	0.101	0.094	0.098
Net realized and unrealized gain (loss)	1.003	1.502	1.420	(2.926)	1.946
Total from investment operations	1.122	1.655	1.521	(2.832)	2.044
Less dividends and distributions from:
Net investment income	(0.155)	(0.236)	(0.124)	(0.111)	(0.298)
Net realized gain	(0.340)	—	—	(0.266)	(0.186)
Return of capital	—	—	(0.003)	(0.016)	—
Total dividends and distributions	(0.495)	(0.236)	(0.127)	(0.393)	(0.484)
Net asset value, end of period	$13.234	$12.607	$11.188	$9.794	$13.019
Total return[2]	8.94%	14.80%	15.52%	(21.76% )	17.88%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$244,907	$223,324	$195,112	$168,494	$199,866
Ratio of expenses to average net assets[3]	0.57%	0.57%	0.57%	0.57%	0.57%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.60%	0.60%	0.61%	0.61%	0.61%
Ratio of net investment income to average net assets	0.93%	1.25%	0.97%	0.86%	0.77%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.90%	1.22%	0.93%	0.82%	0.74%
Portfolio turnover	23%	18%	27%	28%	18%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-11

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Global Aggressive Growth Allocation Managed Risk Fund and LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in investment companies, that are advised by Lincoln Financial Investments Corporation ("LFI") or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP Global Aggressive Growth Allocation Managed Risk Fund and the LVIP U.S. Aggressive Growth Allocation Managed Risk Fund is to seek capital appreciation.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of their financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –  The Funds value Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the year ended December 31, 2025, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with LVIP Global Aggressive Growth Allocation Managed Risk Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. Gains or losses attributable to changes in foreign exchange rates are included in the Statements of Operations under “Net realized gain (loss) on foreign currencies”. The LVIP Global Aggressive Growth Allocation Managed Risk Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Aggressive Growth Allocation Managed Risk Funds-12

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee for each Fund.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
The waiver amount of each Fund’s average daily net assets are as follows:
LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
0.005%	0.015%
LFI has also contractually agreed to reimburse each Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed certain expense limits. The reimbursement is accrued daily and received monthly. The agreements will continue through at least April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI. The expense limits as a percentage of each Fund’s average daily net assets are as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Standard Class	0.325%	0.315%
Service Class	0.575%	0.565%
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. Each Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that each Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2025, LFI has recouped $1,524 in previously reimbursed Fund expenses from the LVIP Global Aggressive Growth Allocation Managed Risk Fund.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LVIP Global Aggressive Growth Allocation Managed Risk Fund	$38,793	$—	$3,813	$42,606
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund	$43,337	$28,323	$26,558	$98,218
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' managed risk strategy. For these services, LFI, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
LVIP Aggressive Growth Allocation Managed Risk Funds-13

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Administrative	$26,649	$18,996
Legal	4,431	3,161
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the year ended December 31, 2025, these fees were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Printing and mailing	$1,785	$1,378
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2025, each Fund had receivables due from and liabilities payable to affiliates as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Expense reimbursement receivable due from LFI	$1,165	$3,168
Management fees payable to LFI	70,941	49,202
Distribution fees payable to LFD	71,732	52,036
Shareholder servicing fees payable to Lincoln Life	8,397	6,072
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
LVIP Aggressive Growth Allocation Managed Risk Funds-14

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP and Lincoln Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of each Fund and the corresponding investment activity for the year ended December 31, 2025, were as follows:
LVIP Global Aggressive Growth Allocation Managed Risk Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/25	Number of Shares 12/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.02%@
Equity Funds-51.74%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$16,429,899	$6,990,839	$2,869,798	$173,609	$(3,761,409)	$—	$16,963,140	348,806	$—	$5,603,780
✧✧LVIP BlackRock Equity Dividend Fund	20,767,881	5,311,604	2,591,226	(130,595)	322,430	—	23,680,094	918,616	379,247	2,222,221
✧✧LVIP Channing Small Cap Value Fund	2,253,238	622,637	413,841	(11,293)	95,624	—	2,546,365	196,691	20,105	79,758
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	25,775,072	4,039,351	3,908,018	(62,653)	3,215,719	—	29,059,471	1,741,653	268,735	1,204,835
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	3,652,982	3,740,051	748,325	(61,478)	931,676	(6,843)	7,508,063	518,083	70,882	—
✧✧LVIP Nomura Mid-Cap Index Fund	7,266,583	2,824,171	969,238	(68,283)	(1,105)	—	9,052,128	206,811	118,179	970,931
✧✧LVIP SSGA Mid-Cap Index Fund	16,371,619	3,589,754	2,035,582	(150,969)	(124,582)	—	17,650,240	1,369,403	200,026	1,143,683
✧✧LVIP SSGA Nasdaq-100 Index Fund	3,113,876	327,620	651,508	92,394	369,508	—	3,251,890	189,836	5,884	114,381
✧✧LVIP SSGA S&P 500 Index Fund	47,386,146	5,346,354	7,696,239	82,682	4,854,949	—	49,973,892	1,482,729	483,644	2,288,122
✧✧LVIP SSGA Small-Cap Index Fund	9,492,951	737,858	3,186,083	240,351	147,307	3,793	7,436,177	213,610	50,769	347,556
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	7,376,094	3,329,568	1,349,396	(115,906)	(402,718)	—	8,837,642	285,408	—	1,235,583
Fixed Income Funds-17.65%@
*‡Lincoln Bain Capital Total Credit Fund	—	4,051,174	—	—	(107,568)	—	3,943,606	387,769	123,665	1,433
✧✧LVIP BlackRock Inflation Protected Bond Fund	3,115,457	431,780	415,186	(17,621)	164,801	—	3,279,231	346,788	26,246	—
✧✧LVIP Franklin Templeton Core Bond Fund	23,869,991	1,772,065	15,638,260	(1,093,380)	1,739,124	—	10,649,540	913,261	442,386	—
✧✧LVIP JPMorgan Core Bond Fund	21,312,928	20,628,259	1,590,174	(9,834)	890,486	—	41,231,665	4,141,389	1,461,071	—
✧✧LVIP SSGA Bond Index Fund	8,488,369	476,944	8,443,321	(190,991)	579,757	(278)	910,480	90,200	95,072	—
Global Equity Fund-0.33%@
✧✧LVIP BlackRock Real Estate Fund	1,798,253	189,512	913,978	30,697	38,799	(3,075)	1,140,208	145,974	36,262	—
International Equity Funds-27.30%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	3,526,847	986,385	952,113	31,183	1,010,295	(5,974)	4,596,623	456,467	124,326	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	8,486,704	1,533,545	1,802,367	81,034	2,279,008	(1,579)	10,576,345	1,009,386	340,247	57,768
✧✧LVIP Loomis Sayles Global Growth Fund	6,185,550	1,095,119	1,123,767	136,670	208,587	—	6,502,159	338,214	(119)	643,855
✧✧LVIP MFS International Growth Fund	19,206,705	3,430,068	3,433,827	(39,176)	1,544,558	—	20,708,328	975,336	297,276	1,619,089
✧✧LVIP Mondrian International Value Fund	22,557,675	2,384,688	6,786,046	504,991	5,151,393	—	23,812,701	1,120,334	874,875	638,290
✧✧LVIP SSGA Emerging Markets Equity Index Fund	10,568,264	653,322	4,159,056	316,651	2,301,510	—	9,680,691	716,663	269,101	—
LVIP Aggressive Growth Allocation Managed Risk Funds-15

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Aggressive Growth Allocation Managed Risk Fund (continued)
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/25	Number of Shares 12/31/25	Dividends	Capital Gain Distributions
✧✧LVIP SSGA International Index Fund	$16,559,277	$1,152,310	$4,642,424	$384,900	$3,520,674	$—	$16,974,737	1,278,796	$528,801	$—
Total	$305,562,361	$75,644,978	$76,319,773	$122,983	$24,968,823	$(13,956)	$329,965,416		$6,216,680	$18,171,285

@ As a percentage of Net Assets as of December 31, 2025.
✧✧ Standard Class shares.
* Class I shares.
‡ Issuer was not an investment of the Fund at December 31, 2024.
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/25	Number of Shares 12/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.95%@
Equity Funds-79.08%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$33,336,608	$15,077,943	$5,858,928	$502,655	$(7,806,303)	$—	$35,251,975	724,872	$—	$11,620,459
✧✧LVIP Baron Growth Opportunities Fund	5,371,671	2,498,936	706,243	(46,569)	(1,185,524)	—	5,932,271	93,901	(6,931)	651,868
✧✧LVIP Channing Small Cap Value Fund	2,420,605	698,961	459,667	(9,001)	100,380	—	2,751,278	212,520	21,503	86,030
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	4,414,792	1,279,333	724,242	(78)	525,542	—	5,495,347	329,359	50,372	201,376
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	6,285,452	2,366,628	1,122,160	(63,271)	969,422	(11,850)	8,424,221	581,301	74,614	—
✧✧LVIP MFS Value Fund	34,191,290	8,618,216	5,125,283	(148,942)	1,315,979	—	38,851,260	710,494	627,181	2,510,488
✧✧LVIP SSGA Mid-Cap Index Fund	7,495,503	1,817,240	1,371,150	(71,424)	(55,102)	—	7,815,067	606,336	87,802	505,492
✧✧LVIP SSGA Nasdaq-100 Index Fund	2,240,167	319,712	540,614	78,985	254,863	—	2,353,113	137,368	4,201	82,584
✧✧LVIP SSGA S&P 500 Index Fund	50,260,945	8,327,985	9,714,981	104,922	5,212,736	—	54,191,607	1,607,869	519,865	2,476,036
✧✧LVIP SSGA Small-Cap Index Fund	7,737,850	1,130,590	2,262,145	117,652	293,530	1,878	7,019,355	201,636	50,486	327,311
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	9,208,288	3,454,798	1,459,668	(24,277)	(528,274)	—	10,650,867	343,965	—	1,479,497
✧✧LVIP Wellington SMID Cap Value Fund	13,320,298	5,449,907	1,775,331	(197,302)	(732,140)	—	16,065,432	663,888	158,349	1,127,146
Fixed Income Funds-17.63%@
*‡Lincoln Bain Capital Total Credit Fund	—	2,920,111	—	—	(77,539)	—	2,842,572	279,505	89,139	1,034
✧✧LVIP BlackRock Inflation Protected Bond Fund	2,241,195	406,744	380,450	(13,615)	118,796	—	2,372,670	250,917	18,899	—
✧✧LVIP Franklin Templeton Core Bond Fund	15,908,167	2,221,055	11,605,839	(475,953)	878,093	—	6,925,523	593,905	284,742	—
✧✧LVIP JPMorgan Core Bond Fund	15,657,533	14,416,183	1,100,861	(4,219)	649,526	—	29,618,162	2,974,906	1,040,322	—
✧✧LVIP SSGA Bond Index Fund	7,046,235	745,793	6,433,116	(138,189)	442,012	(232)	1,662,503	164,702	100,784	—
Global Equity Fund-0.24%@
✧✧LVIP BlackRock Real Estate Fund	1,077,915	133,210	658,255	31,858	6,485	(1,856)	589,357	75,452	18,295	—
Total	$218,214,514	$71,883,345	$51,298,933	$(356,768)	$382,482	$(12,060)	$238,812,580		$3,139,623	$21,069,321

@ As a percentage of Net Assets as of December 31, 2025.
✧✧ Standard Class shares.
* Class I shares.
‡ Issuer was not an investment of the Fund at December 31, 2024.
LVIP Aggressive Growth Allocation Managed Risk Funds-16

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
3. Investments
For the year ended December 31, 2025, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Purchases	$75,644,978	$71,883,345
Sales	76,319,773	51,298,933
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Cost of investments and derivatives	$283,187,932	$210,075,801
Aggregate unrealized appreciation of investments and derivatives	$56,880,845	$36,734,454
Aggregate unrealized depreciation of investments and derivatives	(426,038)	(815,870)
Net unrealized appreciation of investments and derivatives	$56,454,807	$35,918,584
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of December 31, 2025:
LVIP Global Aggressive Growth Allocation Managed Risk Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$326,021,810	$3,943,606	$—	$329,965,416
Unaffiliated Investment Company	9,670,360	—	—	9,670,360
Total Investments	$335,692,170	$3,943,606	$—	$339,635,776
Derivatives:
Assets:
Futures Contracts	$56,223	$—	$—	$56,223
Liabilities:
Futures Contracts	$(56,745)	$—	$—	$(56,745)
There were no Level 3 investments at the beginning or end of the year.
LVIP Aggressive Growth Allocation Managed Risk Funds-17

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$235,970,008	$2,842,572	$—	$238,812,580
Unaffiliated Investment Company	7,181,804	—	—	7,181,804
Total Investments	$243,151,812	$2,842,572	$—	$245,994,384
Derivatives:
Assets:
Futures Contract	$2,764	$—	$—	$2,764
Liabilities:
Futures Contracts	$(58,301)	$—	$—	$(58,301)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives and adjustments related to distributions from underlying regulated investment companies (RICS).   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The tax character of dividends and distributions paid during the year ended December 31, 2025 was as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Year ended December 31, 2025
Ordinary income	$5,843,099	$2,857,956
Long-term capital gains	—	6,096,466
Total	$5,843,099	$8,954,422
Year ended December 31, 2024
Ordinary income	$7,260,053	$4,127,579
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Undistributed ordinary income	$276,537	$102,460
Undistributed long-term capital gains	14,328,931	19,014,291
Other temporary differences	(11,349,438)	(11,320,067)
Net unrealized appreciation	56,454,807	35,918,584
Distributable earnings/(accumulated loss)	$59,710,837	$43,715,268
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications.For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Funds had no capital loss carryforwards for federal income tax purposes.
LVIP Aggressive Growth Allocation Managed Risk Funds-18

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 5. Components of Distributable Earnings on a Tax Basis (continued)
In 2025, the Funds utilized the following capital loss carryforwards:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Capital loss carryforward utilized	$252,850	$—
6. Capital Shares
Transactions in capital shares were as follows:
	LVIP Global Aggressive Growth Allocation Managed Risk Fund		LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Year Ended		Year Ended
	12/31/25	12/31/24	12/31/25	12/31/24
Shares sold:
Standard Class	3,062	23,827	7,265	29,212
Service Class	1,361,718	3,636,570	2,305,629	2,550,030
Shares reinvested:
Standard Class	4,580	6,383	4,045	2,578
Service Class	442,543	625,001	673,314	325,992
	1,811,903	4,291,781	2,990,253	2,907,812
Shares redeemed:
Standard Class	(21,625)	(20,678)	(28,396)	(13,924)
Service Class	(2,918,711)	(1,932,660)	(2,187,496)	(2,601,660)
	(2,940,336)	(1,953,338)	(2,215,892)	(2,615,584)
Net increase (decrease)	(1,128,433)	2,338,443	774,361	292,228
7. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Funds had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments,
LVIP Aggressive Growth Allocation Managed Risk Funds-19

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 8. Derivatives (continued)
and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, each Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool. The LVIP Global Aggressive Growth Allocation Managed Risk Fund used futures to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of December 31, 2025 were as follows:
LVIP Global Aggressive Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$43,460	Variation margin due to broker on futures contracts	$(55,965)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	12,763	Variation margin due to broker on futures contracts	(780)
Total		$56,223		$(56,745)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025. Only current day variation margin is reported on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(3,374,168)	$273,584
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(530,250)	51,737
Total		$(3,904,418)	$325,321
Fair values of derivative instruments as of December 31, 2025 were as follows:
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$2,764	Variation margin due to broker on futures contracts	$(58,301)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025. Only current day variation margin is reported on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(3,212,195)	$182,391
LVIP Aggressive Growth Allocation Managed Risk Funds-20

LVIP Aggressive Growth Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the year ended December 31, 2025.
Long Derivative Volume
Futures Contracts (Average Notional Value)
LVIP Global Aggressive Growth Allocation Managed Risk Fund	$10,695,843
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund	6,696,938
9. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
10. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Funds adopted ASU 2023-09 during the current fiscal period. The Funds invest primarily in other regulated investment companies and management of the Funds has evaluated the impact of the adoption of ASU 2023-09. For the current reporting period, the Funds did not incur material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in these financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Aggressive Growth Allocation Managed Risk Funds-21

Report of Independent Registered Public Accounting Firm
To the Shareholders of LVIP Global Aggressive Growth Allocation Managed Risk Fund and LVIP U.S. Aggressive Growth Allocation Managed Risk Fund and the Board of Trustees of Lincoln Variable Insurance Products Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of LVIP Global Aggressive Growth Allocation Managed Risk Fund and LVIP U.S. Aggressive Growth Allocation Managed Risk Fund (collectively referred to as the “Funds”) (two of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), including the schedules of investments as of December 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (two of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP Aggressive Growth Allocation Managed Risk Funds–22

LVIP AllianceBernstein Large Cap Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP AllianceBernstein Large Cap Growth Fund

LVIP AllianceBernstein Large Cap Growth Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
COMMON STOCK–96.92%
Automobiles–0.72%
Ferrari NV	31,230	$11,541,359
		11,541,359
Beverages–2.66%
†Celsius Holdings, Inc.	269,096	12,308,451
†Monster Beverage Corp.	395,879	30,352,043
		42,660,494
Biotechnology–1.85%
†Argenx SE ADR	4,940	4,154,293
†Genmab AS ADR	161,132	4,962,865
†Vertex Pharmaceuticals, Inc.	45,541	20,646,468
		29,763,626
Broadline Retail–7.26%
†Amazon.com, Inc.	504,858	116,531,324
		116,531,324
Building Products–0.20%
†Trex Co., Inc.	90,225	3,165,093
		3,165,093
Capital Markets–0.92%
Cboe Global Markets, Inc.	58,690	14,731,190
		14,731,190
Chemicals–0.97%
Sherwin-Williams Co.	48,200	15,618,246
		15,618,246
Commercial Services & Supplies–0.40%
†Copart, Inc.	165,863	6,493,536
		6,493,536
Communications Equipment–0.29%
Motorola Solutions, Inc.	12,048	4,618,239
		4,618,239
Consumer Staples Distribution & Retail–1.68%
Costco Wholesale Corp.	31,287	26,980,032
		26,980,032
Diversified Telecommunication Services–0.00%
=†πMagic Leap, Inc. Class A	4,690	0
		0
Entertainment–2.83%
†Netflix, Inc.	485,440	45,514,854
		45,514,854
Financial Services–4.24%
†Toast, Inc. Class A	144,320	5,124,803
Visa, Inc. Class A	179,530	62,962,967
		68,087,770
Ground Transportation–0.64%
†Saia, Inc.	31,285	10,215,178
		10,215,178
Health Care Equipment & Supplies–4.03%
Abbott Laboratories	97,650	12,234,568
†Dexcom, Inc.	85,970	5,705,829
†Intuitive Surgical, Inc.	46,463	26,314,785
Stryker Corp.	58,047	20,401,779
		64,656,961
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–1.81%
McKesson Corp.	24,300	$19,933,047
UnitedHealth Group, Inc.	27,899	9,209,739
		29,142,786
Health Care Technology–1.16%
†Veeva Systems, Inc. Class A	83,158	18,563,360
		18,563,360
Hotels, Restaurants & Leisure–1.79%
†Cava Group, Inc.	104,420	6,128,410
†Chipotle Mexican Grill, Inc.	411,347	15,219,839
Texas Roadhouse, Inc.	45,070	7,481,620
		28,829,869
Household Durables–0.26%
Garmin Ltd.	20,280	4,113,798
		4,113,798
Insurance–0.73%
Progressive Corp.	51,300	11,682,036
		11,682,036
Interactive Media & Services–13.61%
Alphabet, Inc. Class C	404,995	127,087,431
Meta Platforms, Inc. Class A	125,737	82,997,736
†Reddit, Inc. Class A	37,005	8,506,340
		218,591,507
IT Services–0.64%
†Shopify, Inc. Class A	64,410	10,368,078
		10,368,078
Life Sciences Tools & Services–1.34%
†Mettler-Toledo International, Inc.	9,750	13,593,352
†Waters Corp.	20,754	7,882,992
		21,476,344
Machinery–0.45%
Otis Worldwide Corp.	82,833	7,235,463
		7,235,463
Metals & Mining–0.02%
=†πCelonis SE	2,137	382,181
		382,181
Pharmaceuticals–3.21%
Eli Lilly & Co.	47,972	51,554,549
		51,554,549
Professional Services–1.58%
Broadridge Financial Solutions, Inc.	37,250	8,313,082
Verisk Analytics, Inc.	75,975	16,994,848
		25,307,930
Semiconductors & Semiconductor Equipment–20.55%
Applied Materials, Inc.	37,214	9,563,626
ASML Holding NV.	9,769	10,451,462
†Astera Labs, Inc.	31,213	5,192,595
Broadcom, Inc.	256,100	88,636,210
NVIDIA Corp.	822,477	153,391,961
QUALCOMM, Inc.	74,622	12,764,093
LVIP AllianceBernstein Large Cap Growth Fund-1

LVIP AllianceBernstein Large Cap Growth Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	110,460	$33,567,689
Texas Instruments, Inc.	94,164	16,336,512
		329,904,148
Software–12.88%
†AppLovin Corp. Class A	24,218	16,318,573
†Cadence Design Systems, Inc.	38,848	12,143,108
=†πEpic Games, Inc.	6,539	4,115,450
Intuit, Inc.	18,580	12,307,764
†Manhattan Associates, Inc.	43,134	7,475,553
Microsoft Corp.	282,101	136,429,686
†Procore Technologies, Inc.	95,260	6,929,212
†ServiceNow, Inc.	72,410	11,092,488
		206,811,834
Specialty Retail–3.32%
Home Depot, Inc.	67,669	23,284,903
TJX Cos., Inc.	122,520	18,820,297
Tractor Supply Co.	222,619	11,133,176
		53,238,376
Technology Hardware, Storage & Peripherals–3.90%
Apple, Inc.	230,089	62,551,996
		62,551,996
Textiles, Apparel & Luxury Goods–0.44%
†On Holding AG Class A	152,406	7,083,831
		7,083,831
Trading Companies & Distributors–0.54%
United Rentals, Inc.	10,684	8,646,775
		8,646,775
Total Common Stock (Cost $745,614,590)		1,556,062,763
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCKS–0.81%
=†πCelonis SE Series D	6,459	$1,155,128
=†πFormagrid, Inc. Series F	10,238	506,474
=†πNuro, Inc. Series C	189,324	2,858,792
=†πNuro, Inc. Series D	41,493	634,428
=†πRappi, Inc. Series E	36,866	655,109
=†πRedwood Materials, Inc. Series C	40,061	1,885,671
=†πRedwood Materials, Inc. Series D	41,085	1,933,871
=†πSila Nanotechnologies, Inc. Series F	35,141	640,269
=†πWaymo LLC Series A-2	17,257	2,677,596
Total Convertible Preferred Stocks (Cost $16,620,960)		12,947,338

MONEY MARKET FUND–2.36%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.74%)	37,826,981	37,826,981
Total Money Market Fund (Cost $37,826,981)		37,826,981

TOTAL INVESTMENTS–100.09% (Cost $800,062,531)	1,606,837,082
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.09%)	(1,383,511)
NET ASSETS APPLICABLE TO 33,673,576 SHARES OUTSTANDING–100.00%	$1,605,453,571
NET ASSET VALUE PER SHARE–LVIP ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND STANDARD CLASS ($1,224,362,449 / 25,176,070 Shares)	$48.632
NET ASSET VALUE PER SHARE–LVIP ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND SERVICE CLASS ($381,091,122 / 8,497,506 Shares)	$44.847
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$678,002,215
Distributable earnings/(accumulated loss)	927,451,356
TOTAL NET ASSETS	$1,605,453,571

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
LVIP AllianceBernstein Large Cap Growth Fund-2

LVIP AllianceBernstein Large Cap Growth Fund
Statement of Net Assets (continued)
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At December 31, 2025, the aggregate value of restricted securities was $17,444,969, which represented 1.09% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances)
with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Celonis SE	6/17/2021	$790,241	$382,181
Celonis SE Series D	6/17/2021	2,388,489	1,155,128
Epic Games, Inc.	6/18/2020	4,238,405	4,115,450
Formagrid, Inc. Series F	12/8/2021	1,917,419	506,474
Magic Leap, Inc. Class A	9/20/2021	2,280,091	0
Nuro, Inc. Series C	10/30/2020	2,471,549	2,858,792
Nuro, Inc. Series D	10/29/2021	864,951	634,428
Rappi, Inc. Series E	9/8/2020	2,202,598	655,109
Redwood Materials, Inc. Series C	5/28/2021	1,899,030	1,885,671
Redwood Materials, Inc. Series D	3/6/2023	1,944,746	1,933,871
Sila Nanotechnologies, Inc. Series F	1/7/2021	1,450,368	640,269
Waymo LLC Series A-2	5/8/2020	1,481,810	2,677,596
Total		$23,929,697	$17,444,969

★Includes $2,097,373 payable for fund shares redeemed, $18,683 other accrued expenses payable, $894,681 due to manager and affiliates,
$25,681 payable for audit fee and $129,628 payable for fund accounting fee as of December 31, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP AllianceBernstein Large Cap Growth Fund-3

LVIP AllianceBernstein Large Cap Growth Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$8,484,889
Foreign taxes withheld	(86,568)
8,398,321
EXPENSES:
Management fees	9,964,003
Distribution fees-Service Class	948,237
Shareholder servicing fees	459,844
Accounting and administration expenses	293,956
Professional fees	87,927
Trustees’ fees and expenses	45,887
Reports and statements to shareholders	33,762
Custodian fees	33,713
Consulting fees	18,403
Pricing fees	7,721
Other	40,540
11,933,993
Less:
Management fees waived	(1,030,684)
Total operating expenses	10,903,309
NET INVESTMENT LOSS	(2,504,988)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	127,895,759
Net change in unrealized appreciation (depreciation) of:
Investments	78,690,099
Foreign currencies	871
Net change in unrealized appreciation (depreciation)	78,690,970
NET REALIZED AND UNREALIZED GAIN	206,586,729
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$204,081,741
See accompanying notes, which are an integral part of the financial statements.

LVIP AllianceBernstein Large Cap Growth Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(2,504,988)	$(2,739,590)
Net realized gain	127,895,759	567,083,406
Net change in unrealized appreciation (depreciation)	78,690,970	(187,132,519)
Net increase in net assets resulting from operations	204,081,741	377,211,297
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(410,908,466)	(11,489,881)
Service Class	(137,156,563)	(3,767,541)
	(548,065,029)	(15,257,422)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	104,272,947	116,213,330
Service Class	23,948,460	26,497,334
Reinvestment of dividends and distributions:
Standard Class	410,908,466	11,489,881
Service Class	137,156,563	3,767,541
	676,286,436	157,968,086
Cost of shares redeemed:
Standard Class	(275,219,201)	(326,840,759)
Service Class	(84,187,964)	(94,777,962)
	(359,407,165)	(421,618,721)
Increase (decrease) in net assets derived from capital share transactions	316,879,271	(263,650,635)
NET INCREASE (DECREASE) IN NET ASSETS	(27,104,017)	98,303,240
NET ASSETS:
Beginning of year	1,632,557,588	1,534,254,348
End of year	$1,605,453,571	$1,632,557,588
See accompanying notes, which are an integral part of the financial statements.
LVIP AllianceBernstein Large Cap Growth Fund-4

LVIP AllianceBernstein Large Cap Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP AllianceBernstein Large Cap Growth Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$63.767	$51.096	$34.921	$72.325	$64.603
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.059)	(0.063)	(0.063)	(0.123)	(0.245)
Net realized and unrealized gain (loss)	8.708	13.302	16.238	(28.898)	13.460
Total from investment operations	8.649	13.239	16.175	(29.021)	13.215
Less dividends and distributions from:
Net realized gain	(23.784)	(0.568)	—	(8.383)	(5.493)
Total dividends and distributions	(23.784)	(0.568)	—	(8.383)	(5.493)
Net asset value, end of period	$48.632	$63.767	$51.096	$34.921	$72.325
Total return[2]	14.00%	25.93%	46.32%	(40.72% )	20.47%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,224,363	$1,240,481	$1,163,390	$1,020,107	$1,354,421
Ratio of expenses to average net assets	0.63%	0.64%	0.68%	0.67%	0.66%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.70%	0.70%	0.70%	0.69%	0.68%
Ratio of net investment loss to average net assets	(0.10% )	(0.10% )	(0.14% )	(0.26% )	(0.34% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.17% )	(0.16% )	(0.16% )	(0.28% )	(0.36% )
Portfolio turnover	50%	81%	31%	33%	21%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP AllianceBernstein Large Cap Growth Fund-5

LVIP AllianceBernstein Large Cap Growth Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP AllianceBernstein Large Cap Growth Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$60.584	$48.690	$33.360	$69.858	$62.709
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.195)	(0.201)	(0.165)	(0.237)	(0.411)
Net realized and unrealized gain (loss)	8.242	12.663	15.495	(27.878)	13.053
Total from investment operations	8.047	12.462	15.330	(28.115)	12.642
Less dividends and distributions from:
Net realized gain	(23.784)	(0.568)	—	(8.383)	(5.493)
Total dividends and distributions	(23.784)	(0.568)	—	(8.383)	(5.493)
Net asset value, end of period	$44.847	$60.584	$48.690	$33.360	$69.858
Total return[2]	13.72%	25.62%	45.95%	(40.87% )	20.18%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$381,091	$392,077	$370,864	$288,106	$492,319
Ratio of expenses to average net assets	0.88%	0.89%	0.93%	0.92%	0.91%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.95%	0.95%	0.95%	0.94%	0.93%
Ratio of net investment loss to average net assets	(0.35% )	(0.35% )	(0.39% )	(0.51% )	(0.59% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.42% )	(0.41% )	(0.41% )	(0.53% )	(0.61% )
Portfolio turnover	50%	81%	31%	33%	21%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP AllianceBernstein Large Cap Growth Fund-6

LVIP AllianceBernstein Large Cap Growth Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP AllianceBernstein Large Cap Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of
LVIP AllianceBernstein Large Cap Growth Fund-7

LVIP AllianceBernstein Large Cap Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2025, the value and cost of foreign currency held by the LVIP AllianceBernstein Large Cap Growth Fund is $1,816 and $1,649 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended December 31, 2025.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.80% of the first $50 million of the Fund's average daily net assets; 0.75% of the next $50 million; 0.70% of the next $150 million; 0.65% of the next $250 million; and 0.60% of the Fund's average daily net assets in excess of $500 million.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.065% of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Alliance Bernstein L.P. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$131,516
Legal	21,822
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP AllianceBernstein Large Cap Growth Fund-8

LVIP AllianceBernstein Large Cap Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $13,032 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$773,058
Distribution fees payable to LFD	81,685
Printing and mailing fees payable to Lincoln Life	106
Shareholder servicing fees payable to Lincoln Life	39,832
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the year ended December 31, 2025, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$791,630,610
Sales	1,026,819,461
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$803,745,233
Aggregate unrealized appreciation of investments	$841,691,015
Aggregate unrealized depreciation of investments	(38,598,573)
Net unrealized appreciation of investments	$803,092,442
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP AllianceBernstein Large Cap Growth Fund-9

LVIP AllianceBernstein Large Cap Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Automobiles	$11,541,359	$—	$—	$11,541,359
Beverages	42,660,494	—	—	42,660,494
Biotechnology	29,763,626	—	—	29,763,626
Broadline Retail	116,531,324	—	—	116,531,324
Building Products	3,165,093	—	—	3,165,093
Capital Markets	14,731,190	—	—	14,731,190
Chemicals	15,618,246	—	—	15,618,246
Commercial Services & Supplies	6,493,536	—	—	6,493,536
Communications Equipment	4,618,239	—	—	4,618,239
Consumer Staples Distribution & Retail	26,980,032	—	—	26,980,032
Diversified Telecommunication Services	—	—	— *	0
Entertainment	45,514,854	—	—	45,514,854
Financial Services	68,087,770	—	—	68,087,770
Ground Transportation	10,215,178	—	—	10,215,178
Health Care Equipment & Supplies	64,656,961	—	—	64,656,961
Health Care Providers & Services	29,142,786	—	—	29,142,786
Health Care Technology	18,563,360	—	—	18,563,360
Hotels, Restaurants & Leisure	28,829,869	—	—	28,829,869
Household Durables	4,113,798	—	—	4,113,798
Insurance	11,682,036	—	—	11,682,036
Interactive Media & Services	218,591,507	—	—	218,591,507
IT Services	10,368,078	—	—	10,368,078
Life Sciences Tools & Services	21,476,344	—	—	21,476,344
Machinery	7,235,463	—	—	7,235,463
Metals & Mining	—	—	382,181	382,181
Pharmaceuticals	51,554,549	—	—	51,554,549
Professional Services	25,307,930	—	—	25,307,930
Semiconductors & Semiconductor Equipment	329,904,148	—	—	329,904,148
Software	202,696,384	—	4,115,450	206,811,834
Specialty Retail	53,238,376	—	—	53,238,376
Technology Hardware, Storage & Peripherals	62,551,996	—	—	62,551,996
Textiles, Apparel & Luxury Goods	7,083,831	—	—	7,083,831
Trading Companies & Distributors	8,646,775	—	—	8,646,775
Convertible Preferred Stocks	—	—	12,947,338	12,947,338
Money Market Fund	37,826,981	—	—	37,826,981
Total Investments	$1,589,392,113	$—	$17,444,969	$1,606,837,082

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the year ended December 31, 2025. Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund’s securities.
Asset Type	Fair Value at December 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Common Stock	$4,497,631	Market Comparable Companies	Enterprise Value to Sales Multiple (b)	3.75x-10.1x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	10.7x-12.8x (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (c)	10% (N/A)
LVIP AllianceBernstein Large Cap Growth Fund-10

LVIP AllianceBernstein Large Cap Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Asset Type	Fair Value at December 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Convertible Preferred Stocks	$12,947,338	Recent Transaction	#	#
		Recent Transaction	Conversion Ratio	1.000-1.027 (1.013)
		Market Comparable Companies	Enterprise Value to Gross Merchandise Value Multiple (b)	0.25x-0.35x (N/A)
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	1.2x-27.5x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	6.2x-12.8x (N/A)
		Market Comparable Companies	Enterprise Value to EBITDA multiple (b)	8.9x-26.2x (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (c)	10% (N/A)
		Enterprise Value	Term of Exit / Liquidity Event	1.13 years (N/A)
		Enterprise Value	Volatility Percentage	55% (N/A)
		Enterprise Value	Risk-free Rate	3.68% (N/A)
Total	$17,444,969
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service or corporate action. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

The table above excludes investments that have been deemed worthless and have been valued at zero as there are no unobservable inputs for these securities.
(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments
(c) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable,when pricing the investments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2024	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 12/31/25	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 12/31/25
Common Stock	$6,862,484	$—	$—	$(2,868,567)	$—	$—	$—	$746,091	$(242,377)	$4,497,631	$(99,870)
Convertible Preferred Stocks	16,218,752	—	—	(8,462,081)	—	—	—	455,750	4,734,917	12,947,338	1,711,564
Total	$23,081,236	$—	$—	$(11,330,648)	$—	— $	$—	$1,201,841	$4,492,540	$17,444,969	$1,611,694
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$3,307,089	$7,356,566
Long-term capital gains	544,757,940	7,900,856
Total	$548,065,029	$15,257,422
LVIP AllianceBernstein Large Cap Growth Fund-11

LVIP AllianceBernstein Large Cap Growth Fund
Notes to Financial Statements (continued)
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$124,358,915
Other temporary differences	(1)
Net unrealized appreciation	803,092,442
Distributable earnings/(accumulated loss)	$927,451,356
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	1,717,399	1,958,684
Service Class	428,713	475,179
Shares reinvested:
Standard Class	8,534,070	183,168
Service Class	3,086,486	63,127
	13,766,668	2,680,158
Shares redeemed:
Standard Class	(4,528,721)	(5,457,053)
Service Class	(1,489,287)	(1,683,483)
	(6,018,008)	(7,140,536)
Net increase (decrease)	7,748,660	(4,460,378)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government
LVIP AllianceBernstein Large Cap Growth Fund-12

LVIP AllianceBernstein Large Cap Growth Fund
Notes to Financial Statements (continued)
 8. Risk Factors (continued)
restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP AllianceBernstein Large Cap Growth Fund-13

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP AllianceBernstein Large Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP AllianceBernstein Large Cap Growth Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP AllianceBernstein Large Cap Growth Fund–14

LVIP American Allocation Funds
LVIP American Balanced Allocation Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
each a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP American Allocation Funds

LVIP American Balanced Allocation Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.04%
Asset Allocation Fund–11.06%
✧American Funds®– Capital Income Builder	1,222,264	$93,955,469
		93,955,469
Equity Funds–40.08%
✧American Funds®-
American Mutual Fund	1,739,629	103,525,326
Growth Fund of America	1,557,015	125,448,718
Investment Company of America	1,780,694	111,524,823
		340,498,867
Fixed Income Funds–35.62%
✧American Funds®-
Bond Fund of America	22,576,147	258,496,880
High-Income Trust	2,957,524	29,338,639
Inflation Linked Bond Fund	1,561,470	14,771,506
		302,607,025
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–3.04%
✧American Funds®– Smallcap World Fund	339,034	$25,864,901
		25,864,901
International Equity Funds–10.24%
✧American Funds®-
EuroPacific Growth Fund	1,295,986	78,510,855
New World Fund	90,936	8,472,482
		86,983,337
Total Investment Companies (Cost $734,837,751)		849,909,599

TOTAL INVESTMENTS–100.04% (Cost $734,837,751)	849,909,599
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(330,942)
NET ASSETS APPLICABLE TO 68,413,795 SHARES OUTSTANDING–100.00%	$849,578,657
NET ASSET VALUE PER SHARE–LVIP AMERICAN BALANCED ALLOCATION FUND STANDARD CLASS ($63,135,291 / 5,072,468 Shares)	$12.447
NET ASSET VALUE PER SHARE–LVIP AMERICAN BALANCED ALLOCATION FUND SERVICE CLASS ($786,443,366 / 63,341,327 Shares)	$12.416
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$714,768,762
Distributable earnings/(accumulated loss)	134,809,895
TOTAL NET ASSETS	$849,578,657

✧Class R-6 shares.

★Includes $1,136,557 payable for securities purchased, $1,259,573 payable for fund shares redeemed, $8,125 other accrued expenses payable,
$407,599 due to manager and affiliates, $14,047 payable for audit fee and $9,308 payable for fund accounting fee as of December 31, 2025.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-1

LVIP American Growth Allocation Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.04%
Asset Allocation Fund–6.03%
✧American Funds®– Capital Income Builder	714,189	$54,899,739
		54,899,739
Equity Funds–46.11%
✧American Funds®-
American Mutual Fund	2,286,533	136,071,596
Growth Fund of America	1,875,300	151,092,930
Investment Company of America	2,113,037	132,339,504
		419,504,030
Fixed Income Funds–26.83%
✧American Funds®-
Bond Fund of America	17,789,713	203,692,217
High-Income Trust	2,547,622	25,272,411
Inflation Linked Bond Fund	1,596,338	15,101,352
		244,065,980
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–3.55%
✧American Funds®– Smallcap World Fund	423,700	$32,324,087
		32,324,087
International Equity Fund–17.52%
✧American Funds®– EuroPacific Growth Fund	2,631,164	159,395,897
		159,395,897
Total Investment Companies (Cost $797,474,908)		910,189,733

TOTAL INVESTMENTS–100.04% (Cost $797,474,908)	910,189,733
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(366,349)
NET ASSETS APPLICABLE TO 72,432,628 SHARES OUTSTANDING–100.00%	$909,823,384
NET ASSET VALUE PER SHARE–LVIP AMERICAN GROWTH ALLOCATION FUND STANDARD CLASS ($128,008,607 / 10,165,423 Shares)	$12.593
NET ASSET VALUE PER SHARE–LVIP AMERICAN GROWTH ALLOCATION FUND SERVICE CLASS ($781,814,777 / 62,267,205 Shares)	$12.556
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$759,755,779
Distributable earnings/(accumulated loss)	150,067,605
TOTAL NET ASSETS	$909,823,384

✧Class R-6 shares.

★Includes $907,233 payable for securities purchased, $3,690,139 payable for fund shares redeemed, $8,267 other accrued expenses payable,
$422,292 due to manager and affiliates, $14,047 payable for audit fee and $9,313 payable for fund accounting fee as of December 31, 2025.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-2

LVIP American Income Allocation Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.04%
Asset Allocation Fund–11.06%
✧American Funds®– Capital Income Builder	244,089	$18,763,145
		18,763,145
Equity Funds–29.22%
✧American Funds®-
American Mutual Fund	232,842	13,856,420
Growth Fund of America	225,435	18,163,330
Investment Company of America	280,350	17,558,328
		49,578,078
Fixed Income Funds–55.62%
✧American Funds®-
Bond Fund of America	7,428,379	85,054,941
High-Income Trust	583,730	5,790,599
Inflation Linked Bond Fund	370,678	3,506,615
		94,352,155
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Global Equity Fund–1.27%
✧American Funds®– Smallcap World Fund	28,205	$2,151,757
		2,151,757
International Equity Funds–2.87%
✧American Funds®-
EuroPacific Growth Fund	62,961	3,814,149
New World Fund	11,261	1,049,178
		4,863,327
Total Investment Companies (Cost $148,626,867)		169,708,462

TOTAL INVESTMENTS–100.04% (Cost $148,626,867)	169,708,462
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(73,456)
NET ASSETS APPLICABLE TO 14,450,538 SHARES OUTSTANDING–100.00%	$169,635,006
NET ASSET VALUE PER SHARE–LVIP AMERICAN INCOME ALLOCATION FUND STANDARD CLASS ($20,320,632 / 1,729,266 Shares)	$11.751
NET ASSET VALUE PER SHARE–LVIP AMERICAN INCOME ALLOCATION FUND SERVICE CLASS ($149,314,374 / 12,721,272 Shares)	$11.737
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$150,846,490
Distributable earnings/(accumulated loss)	18,788,516
TOTAL NET ASSETS	$169,635,006

✧Class R-6 shares.

★Includes $350,033 payable for securities purchased, $366,162 payable for fund shares redeemed, $4,334 other accrued expenses payable,
$78,640 due to manager and affiliates, $14,047 payable for audit fee and $9,234 payable for fund accounting fee as of December 31, 2025.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-3

LVIP American Allocation Funds
Statements of Operations
Year Ended December 31, 2025
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
INVESTMENT INCOME:
Dividends	$24,000,438	$22,923,155	$5,804,160
EXPENSES:
Distribution fees-Service Class	2,714,389	2,643,634	527,972
Management fees	2,081,548	2,159,893	424,270
Shareholder servicing fees	241,460	250,548	49,215
Accounting and administration expenses	108,681	111,330	43,815
Professional fees	50,050	50,902	34,951
Trustees’ fees and expenses	23,986	24,686	4,928
Reports and statements to shareholders	16,178	18,062	6,386
Custodian fees	6,850	6,651	4,755
Consulting fees	5,015	5,046	4,592
Pricing fees	2,918	3,015	590
Other	16,595	16,712	5,209
	5,267,670	5,290,479	1,106,683
Less:
Management fees waived	(333,048)	(302,385)	(67,883)
Total operating expenses	4,934,622	4,988,094	1,038,800
NET INVESTMENT INCOME	19,065,816	17,935,061	4,765,360
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(1,580,336)	2,089,182	(899,906)
Distributions from unaffiliated investment companies	40,639,883	52,586,890	5,341,959
Net change in unrealized appreciation (depreciation) of investments	59,017,952	60,673,805	10,243,456
NET REALIZED AND UNREALIZED GAIN	98,077,499	115,349,877	14,685,509
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$117,143,315	$133,284,938	$19,450,869
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-4

LVIP American Allocation Funds
Statements of Changes in Net Assets
	LVIP American Balanced Allocation Fund		LVIP American Growth Allocation Fund		LVIP American Income Allocation Fund
	Year Ended		Year Ended		Year Ended
	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$19,065,816	$17,272,698	$17,935,061	$14,715,683	$4,765,360	$4,884,153
Net realized gain	39,059,547	29,289,251	54,676,072	37,484,062	4,442,053	3,215,492
Net change in unrealized appreciation (depreciation)	59,017,952	37,835,511	60,673,805	38,409,160	10,243,456	5,647,033
Net increase in net assets resulting from operations	117,143,315	84,397,460	133,284,938	90,608,905	19,450,869	13,746,678
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(3,563,917)	(1,316,568)	(7,523,830)	(2,110,095)	(1,015,029)	(528,359)
Service Class	(42,943,445)	(17,408,987)	(45,874,905)	(14,729,149)	(7,073,392)	(4,167,953)
	(46,507,362)	(18,725,555)	(53,398,735)	(16,839,244)	(8,088,421)	(4,696,312)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	12,692,916	7,545,157	24,702,325	24,513,619	2,595,631	3,932,691
Service Class	53,350,826	51,824,847	69,188,070	43,123,902	11,683,900	14,799,660
Reinvestment of dividends and distributions:
Standard Class	3,563,917	1,316,568	7,523,830	2,110,095	1,015,029	528,359
Service Class	42,943,445	17,408,987	45,874,905	14,729,149	7,073,392	4,167,953
	112,551,104	78,095,559	147,289,130	84,476,765	22,367,952	23,428,663
Cost of shares redeemed:
Standard Class	(8,406,518)	(9,573,720)	(4,757,993)	(7,690,010)	(2,183,507)	(2,166,445)
Service Class	(142,178,873)	(137,672,088)	(138,171,000)	(128,521,329)	(34,663,454)	(34,138,997)
	(150,585,391)	(147,245,808)	(142,928,993)	(136,211,339)	(36,846,961)	(36,305,442)
Increase (decrease) in net assets derived from capital share transactions	(38,034,287)	(69,150,249)	4,360,137	(51,734,574)	(14,479,009)	(12,876,779)
NET INCREASE (DECREASE) IN NET ASSETS	32,601,666	(3,478,344)	84,246,340	22,035,087	(3,116,561)	(3,826,413)
NET ASSETS:
Beginning of year	816,976,991	820,455,335	825,577,044	803,541,957	172,751,567	176,577,980
End of year	$849,578,657	$816,976,991	$909,823,384	$825,577,044	$169,635,006	$172,751,567
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-5

LVIP American Balanced Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Balanced Allocation Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.423	$10.556	$12.115	$15.250	$14.451
Income (loss) from investment operations:
Net investment income[1]	0.318	0.272	0.302	0.264	0.234
Net realized and unrealized gain (loss)	1.441	0.901	1.151	(2.517)	1.294
Total from investment operations	1.759	1.173	1.453	(2.253)	1.528
Less dividends and distributions from:
Net investment income	(0.292)	(0.288)	(0.268)	(0.262)	(0.373)
Net realized gain	(0.443)	(0.018)	(2.711)	(0.620)	(0.356)
Return of capital	—	—	(0.033)	—	—
Total dividends and distributions	(0.735)	(0.306)	(3.012)	(0.882)	(0.729)
Net asset value, end of period	$12.447	$11.423	$10.556	$12.115	$15.250
Total return[2]	15.47%	11.12%	13.68%	(14.63% )	10.63%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$63,135	$50,558	$47,366	$46,216	$56,474
Ratio of expenses to average net assets[3]	0.27%	0.27%	0.27%	0.27%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.31%	0.31%	0.31%	0.31%	0.30%
Ratio of net investment income to average net assets	2.61%	2.42%	2.53%	1.98%	1.54%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.57%	2.38%	2.49%	1.94%	1.49%
Portfolio turnover	17%	20%	18%	81%	16%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-6

LVIP American Balanced Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Balanced Allocation Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.398	$10.533	$12.103	$15.232	$14.436
Income (loss) from investment operations:
Net investment income[1]	0.274	0.232	0.259	0.217	0.180
Net realized and unrealized gain (loss)	1.435	0.898	1.147	(2.512)	1.292
Total from investment operations	1.709	1.130	1.406	(2.295)	1.472
Less dividends and distributions from:
Net investment income	(0.248)	(0.247)	(0.232)	(0.214)	(0.320)
Net realized gain	(0.443)	(0.018)	(2.711)	(0.620)	(0.356)
Return of capital	—	—	(0.033)	—	—
Total dividends and distributions	(0.691)	(0.265)	(2.976)	(0.834)	(0.676)
Net asset value, end of period	$12.416	$11.398	$10.533	$12.103	$15.232
Total return[2]	15.07%	10.74%	13.27%	(14.92% )	10.24%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$786,443	$766,419	$773,090	$756,462	$977,768
Ratio of expenses to average net assets[3]	0.62%	0.62%	0.62%	0.62%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.66%	0.66%	0.66%	0.66%	0.65%
Ratio of net investment income to average net assets	2.26%	2.07%	2.18%	1.63%	1.19%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.22%	2.03%	2.14%	1.59%	1.14%
Portfolio turnover	17%	20%	18%	81%	16%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-7

LVIP American Growth Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Growth Allocation Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.449	$10.467	$12.453	$15.828	$14.945
Income (loss) from investment operations:
Net investment income[1]	0.291	0.237	0.277	0.233	0.229
Net realized and unrealized gain (loss)	1.651	1.020	1.325	(2.740)	1.393
Total from investment operations	1.942	1.257	1.602	(2.507)	1.622
Less dividends and distributions from:
Net investment income	(0.233)	(0.249)	(0.258)	(0.214)	(0.345)
Net realized gain	(0.565)	(0.026)	(3.308)	(0.654)	(0.394)
Return of capital	—	—	(0.022)	—	—
Total dividends and distributions	(0.798)	(0.275)	(3.588)	(0.868)	(0.739)
Net asset value, end of period	$12.593	$11.449	$10.467	$12.453	$15.828
Total return[2]	17.07%	12.01%	14.95%	(15.66% )	10.88%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$128,009	$90,819	$65,735	$38,766	$29,845
Ratio of expenses to average net assets[3]	0.27%	0.27%	0.27%	0.27%	0.25%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.31%	0.31%	0.31%	0.31%	0.30%
Ratio of net investment income to average net assets	2.38%	2.11%	2.33%	1.72%	1.45%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.34%	2.07%	2.29%	1.68%	1.40%
Portfolio turnover	19%	21%	19%	85%	15%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-8

LVIP American Growth Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Growth Allocation Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.420	$10.441	$12.439	$15.809	$14.928
Income (loss) from investment operations:
Net investment income[1]	0.247	0.196	0.238	0.187	0.173
Net realized and unrealized gain (loss)	1.644	1.016	1.315	(2.738)	1.391
Total from investment operations	1.891	1.212	1.553	(2.551)	1.564
Less dividends and distributions from:
Net investment income	(0.190)	(0.207)	(0.221)	(0.165)	(0.289)
Net realized gain	(0.565)	(0.026)	(3.308)	(0.654)	(0.394)
Return of capital	—	—	(0.022)	—	—
Total dividends and distributions	(0.755)	(0.233)	(3.551)	(0.819)	(0.683)
Net asset value, end of period	$12.556	$11.420	$10.441	$12.439	$15.809
Total return[2]	16.67%	11.61%	14.55%	(15.96% )	10.50%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$781,815	$734,758	$737,807	$724,801	$949,809
Ratio of expenses to average net assets[3]	0.62%	0.62%	0.62%	0.62%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.66%	0.66%	0.66%	0.66%	0.65%
Ratio of net investment income to average net assets	2.03%	1.76%	1.98%	1.37%	1.10%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.99%	1.72%	1.94%	1.33%	1.05%
Portfolio turnover	19%	21%	19%	85%	15%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-9

LVIP American Income Allocation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Income Allocation Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.988	$10.446	$10.585	$13.143	$12.804
Income (loss) from investment operations:
Net investment income[1]	0.361	0.339	0.301	0.261	0.198
Net realized and unrealized gain (loss)	1.015	0.545	0.779	(2.036)	0.745
Total from investment operations	1.376	0.884	1.080	(1.775)	0.943
Less dividends and distributions from:
Net investment income	(0.373)	(0.342)	(0.303)	(0.275)	(0.409)
Net realized gain	(0.240)	—	(0.903)	(0.508)	(0.195)
Return of capital	—	—	(0.013)	—	—
Total dividends and distributions	(0.613)	(0.342)	(1.219)	(0.783)	(0.604)
Net asset value, end of period	$11.751	$10.988	$10.446	$10.585	$13.143
Total return[2]	12.56%	8.48%	10.77%	(13.39% )	7.39%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20,321	$17,670	$14,561	$12,139	$12,452
Ratio of expenses to average net assets[3]	0.30%	0.30%	0.30%	0.30%	0.28%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.34%	0.34%	0.34%	0.34%	0.33%
Ratio of net investment income to average net assets	3.12%	3.10%	2.81%	2.25%	1.49%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.08%	3.06%	2.77%	2.21%	1.44%
Portfolio turnover	17%	24%	24%	91%	18%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-10

LVIP American Income Allocation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Income Allocation Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.976	$10.434	$10.576	$13.130	$12.793
Income (loss) from investment operations:
Net investment income[1]	0.320	0.300	0.263	0.221	0.151
Net realized and unrealized gain (loss)	1.012	0.543	0.776	(2.034)	0.743
Total from investment operations	1.332	0.843	1.039	(1.813)	0.894
Less dividends and distributions from:
Net investment income	(0.331)	(0.301)	(0.265)	(0.233)	(0.362)
Net realized gain	(0.240)	—	(0.903)	(0.508)	(0.195)
Return of capital	—	—	(0.013)	—	—
Total dividends and distributions	(0.571)	(0.301)	(1.181)	(0.741)	(0.557)
Net asset value, end of period	$11.737	$10.976	$10.434	$10.576	$13.130
Total return[2]	12.16%	8.09%	10.40%	(13.70% )	7.01%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$149,314	$155,082	$162,017	$163,849	$212,910
Ratio of expenses to average net assets[3]	0.65%	0.65%	0.65%	0.65%	0.63%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.69%	0.69%	0.69%	0.69%	0.68%
Ratio of net investment income to average net assets	2.77%	2.75%	2.46%	1.90%	1.14%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.73%	2.71%	2.42%	1.86%	1.09%
Portfolio turnover	17%	24%	24%	91%	18%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Allocation Funds-11

LVIP American Allocation Funds
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Balanced Allocation Fund, LVIP American Growth Allocation Fund and LVIP American Income Allocation Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Funds’ shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in series of the American Funds® family of funds (collectively, the “Underlying Funds”). The Underlying Funds, which are advised by an unaffiliated adviser, invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, each Fund may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP American Balanced Allocation Fund is to seek to have a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
The investment objective of the LVIP American Growth Allocation Fund is to seek to have a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
The investment objective of the LVIP American Income Allocation Fund is to seek to have a high level of current income with some consideration given to growth of capital.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of their financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –  The Funds value Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the year ended December 31, 2025, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP American Allocation Funds-12

LVIP American Allocation Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Segment Reporting–The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount for the LVIP American Growth Allocation Fund is 0.035% of the Fund's average daily net assets. The waiver amount for the LVIP American Balanced Allocation Fund and LVIP American Income Allocation Fund  is 0.04% of each Fund’s average daily net assets.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Administrative	$68,686	$70,903	$14,084
Legal	11,402	11,802	2,332
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the year ended December 31, 2025, these fees were as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Printing and mailing	$3,883	$5,349	$1,724
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2025, each Fund had liabilities payable to affiliates as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Management fees payable to LFI	$152,015	$166,483	$30,179
Distribution fees payable to LFD	234,592	233,353	44,293
Shareholder servicing fees payable to Lincoln Life	20,992	22,456	4,168
LVIP American Allocation Funds-13

LVIP American Allocation Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Purchases	$143,009,636	$190,020,477	$28,967,526
Sales	167,888,988	168,557,420	41,453,904
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Cost of investments	$759,728,402	$821,750,592	$157,269,016
Aggregate unrealized appreciation of investments	$97,098,441	$97,309,759	$14,364,807
Aggregate unrealized depreciation of investments	(6,917,244)	(8,870,617)	(1,925,361)
Net unrealized appreciation of investments	$90,181,197	$88,439,142	$12,439,446
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of December 31, 2025:
Level 1	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Investments:
Assets:
Investment Companies	$849,909,599	$910,189,733	$169,708,462
There were no Level 3 investments at the beginning or end of the year.
LVIP American Allocation Funds-14

LVIP American Allocation Funds
Notes to Financial Statements (continued)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Year ended December 31, 2025
Ordinary income	$17,424,967	$14,023,365	$5,208,207
Long-term capital gains	29,082,395	39,375,370	2,880,214
Total	$46,507,362	$53,398,735	$8,088,421
Year ended December 31, 2024
Ordinary income	$18,725,555	$16,584,131	$4,696,312
Long-term capital gains	—	255,113	—
Total	$18,725,555	$16,839,244	$4,696,312
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
	LVIP American Balanced Allocation Fund	LVIP American Growth Allocation Fund	LVIP American Income Allocation Fund
Undistributed ordinary income	$2,478,922	$3,917,149	$226,660
Undistributed long-term capital gains	42,149,781	57,711,314	6,122,410
Other temporary differences	(5)	—	—
Net unrealized appreciation	90,181,197	88,439,142	12,439,446
Distributable earnings/(accumulated loss)	$134,809,895	$150,067,605	$18,788,516
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Funds had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	LVIP American Balanced Allocation Fund		LVIP American Growth Allocation Fund		LVIP American Income Allocation Fund
	Year Ended		Year Ended		Year Ended
	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Shares sold:
Standard Class	1,049,236	671,128	2,015,375	2,174,323	225,555	361,955
Service Class	4,409,462	4,627,291	5,657,005	3,859,055	1,013,148	1,349,189
Shares reinvested:
Standard Class	285,625	115,580	598,934	184,643	85,845	48,248
Service Class	3,455,299	1,531,537	3,670,459	1,291,917	599,255	380,948
	9,199,622	6,945,536	11,941,773	7,509,938	1,923,803	2,140,340
Shares redeemed:
Standard Class	(688,445)	(847,777)	(381,376)	(706,930)	(190,215)	(196,161)
Service Class	(11,765,173)	(12,313,409)	(11,397,250)	(11,481,689)	(3,019,738)	(3,129,521)
	(12,453,618)	(13,161,186)	(11,778,626)	(12,188,619)	(3,209,953)	(3,325,682)
Net increase (decrease)	(3,253,996)	(6,215,650)	163,147	(4,678,681)	(1,286,150)	(1,185,342)
LVIP American Allocation Funds-15

LVIP American Allocation Funds
Notes to Financial Statements (continued)
7. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Funds had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
9. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
10. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Funds adopted ASU 2023-09 during the current fiscal period. The Funds invest primarily in other regulated investment companies and management of the Funds has evaluated the impact of the adoption of ASU 2023-09. For the current reporting period, the Funds did not incur material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in these financial statements.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP American Allocation Funds-16

Report of Independent Registered Public Accounting Firm
To the Shareholders of LVIP American Balanced Allocation Fund, LVIP American Growth Allocation Fund and LVIP American Income Allocation Fund and the Board of Trustees of Lincoln Variable Insurance Products Trust
Opinion on the Financial Statements
We have audited the accompanying statements of net assets of LVIP American Balanced Allocation Fund, LVIP American Growth Allocation Fund and LVIP American Income Allocation Fund (collectively referred to as the “Funds”) (three of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (three of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP American Allocation Funds–17

LVIP American Century Balanced Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP American Century Balanced Fund

LVIP American Century Balanced Fund
Statement of Net Assets
December 31, 2025

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.10%
•Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2017-C03 Class 1M2C 6.99% (30 day USD SOFR Average + 3.11%) 10/25/29	33,278	$34,020
*Federal National Mortgage Association REMICS Series 2023-39 Class AI 2.00% 7/25/52	2,960,666	378,624
Total Agency Collateralized Mortgage Obligations (Cost $402,189)		412,644
AGENCY MORTGAGE-BACKED SECURITIES–10.49%
Federal Home Loan Mortgage Corp.
2.00% 8/1/51	518,325	422,721
2.50% 5/1/51	606,623	519,136
2.50% 8/1/51	794,133	676,066
3.00% 1/1/50	519,792	460,081
3.00% 7/1/51	288,918	257,193
3.00% 12/1/51	441,030	391,504
3.00% 2/1/52	267,667	240,064
3.00% 6/1/52	207,571	185,833
3.50% 2/1/49	768,914	719,766
3.50% 5/1/50	96,645	90,125
3.50% 5/1/51	407,400	380,201
3.50% 5/1/52	356,253	332,633
4.00% 5/1/52	820,980	785,070
4.00% 6/1/52	1,069,758	1,025,185
4.50% 8/1/52	120,912	119,365
4.50% 10/1/52	1,133,904	1,112,501
5.00% 7/1/52	194,917	196,807
5.50% 11/1/52	125,971	128,438
5.50% 12/1/52	147,061	150,233
6.00% 11/1/52	933,067	965,064
6.00% 1/1/53	494,086	509,968
6.50% 11/1/53	459,744	478,795
Federal National Mortgage Association
2.00% 3/1/52	903,518	741,902
2.50% 6/1/50	513,203	439,003
2.50% 2/1/51	811,464	699,250
2.50% 12/1/51	554,406	475,604
2.50% 2/1/52	189,271	162,664
2.50% 7/1/52	253,311	215,522
3.00% 2/1/50	93,835	84,007
3.00% 6/1/51	41,147	37,191
3.00% 2/1/52	1,177,105	1,053,859
3.00% 3/1/52	472,182	423,684
3.00% 4/1/52	168,052	150,406
3.00% 5/1/52	335,410	302,299
•3.17% (1 yr. USD RFUCCT + 1.61%) 3/1/47	14,122	14,268
3.50% 5/1/42	101,186	97,165
3.50% 4/1/52	219,867	203,766
3.50% 5/1/52	2,011,143	1,874,347
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
3.50% 6/1/52	514,519	$482,524
4.00% 4/1/52	764,264	730,469
4.00% 5/1/52	991,794	944,855
4.50% 9/1/41	9,046	9,091
4.50% 7/1/52	433,027	424,414
4.50% 9/1/52	260,631	257,571
4.50% 4/1/54	1,402,586	1,372,855
5.00% 8/1/52	1,048,352	1,052,884
5.00% 9/1/52	292,789	295,300
5.00% 10/1/52	978,086	980,650
5.00% 1/1/53	799,381	801,394
5.50% 10/1/52	473,512	482,107
5.50% 1/1/53	2,640,391	2,687,544
5.50% 3/1/54	1,152,715	1,171,744
6.00% 9/1/53	1,272,481	1,315,069
6.00% 5/1/54	600,519	618,220
6.50% 1/1/53	634,696	661,642
Government National Mortgage Association
3.00% 5/20/50	169,015	152,168
3.00% 7/20/50	446,102	402,006
3.00% 7/20/51	419,951	377,829
3.50% 6/20/51	409,603	378,577
4.00% 9/20/52	1,198,201	1,141,411
4.00% 4/20/54	1,461,401	1,387,477
4.50% 1/15/40	8,586	8,609
4.50% 6/15/41	14,045	13,974
4.50% 9/20/52	1,120,476	1,099,672
4.50% 10/20/52	926,436	909,091
5.00% 12/20/54	557,363	557,754
6.50% 5/15/28	323	326
7.00% 4/20/26	42	43
7.00% 5/15/31	3,326	3,472
7.50% 8/15/26	124	124
Government National Mortgage Association, TBA 5.00% 1/20/55	668,000	666,421
Uniform Mortgage-Backed Security, TBA 5.00% 1/1/55	3,051,000	3,042,419
Total Agency Mortgage-Backed Securities (Cost $41,731,922)		41,551,392
AGENCY OBLIGATIONS–0.52%
Federal Home Loan Mortgage Corp. 6.25% 7/15/32	700,000	792,838
Federal National Mortgage Association
0.75% 10/8/27	600,000	572,003
0.88% 8/5/30	800,000	705,829
Total Agency Obligations (Cost $2,081,867)		2,070,670
LVIP American Century Balanced Fund-1

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS–9.17%
Australia–0.02%
Santos Finance Ltd. 5.75% 11/13/35	94,000	$93,478
		93,478
Canada–0.43%
Antares Holdings LP 6.35% 10/23/29	250,000	254,958
μBank of Nova Scotia
8.00% 1/27/84	190,000	203,456
8.63% 10/27/82	240,000	254,892
Cenovus Energy, Inc. 5.40% 3/20/36	107,000	106,860
μEnbridge, Inc. 6.00% 1/15/77	360,000	360,579
Gildan Activewear, Inc.
4.70% 10/7/30	125,000	124,387
5.40% 10/7/35	170,000	169,513
μToronto-Dominion Bank 8.13% 10/31/82	201,000	211,963
		1,686,608
Denmark–0.18%
μDanske Bank AS 4.38% 5/18/26	700,000	697,961
		697,961
Finland–0.13%
μNordea Bank Abp 6.63% 3/26/26	515,000	519,291
		519,291
France–0.28%
μBNP Paribas SA 8.50% 8/14/28	400,000	424,480
μBPCE SA 3.65% 1/14/37	250,000	228,487
Electricite de France SA 6.95% 1/26/39	211,000	235,086
μSociete Generale SA 9.38% 11/22/27	200,000	213,631
		1,101,684
Ireland–0.03%
Icon Investments Six DAC 6.00% 5/8/34	110,000	116,324
		116,324
Italy–0.10%
Eni SpA 5.95% 5/15/54	200,000	198,291
μIntesa Sanpaolo SpA 4.20% 6/1/32	200,000	190,795
		389,086
Mexico–0.13%
Petroleos Mexicanos 5.95% 1/28/31	555,000	537,153
		537,153
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Netherlands–0.24%
μING Groep NV
5.75% 11/16/26	295,000	$296,398
7.50% 5/16/28	400,000	416,921
Siemens Financieringsmaatschappij NV 1.20% 3/11/26	250,000	248,747
		962,066
Spain–0.15%
μBanco Bilbao Vizcaya Argentaria SA 6.13% 11/16/27	200,000	201,557
μBanco Santander SA 4.75% 11/12/26	400,000	398,295
		599,852
Sweden–0.31%
μSkandinaviska Enskilda Banken AB 6.88% 6/30/27	400,000	409,784
μSvenska Handelsbanken AB 4.38% 3/1/27	400,000	394,897
μSwedbank AB 7.63% 3/17/28	400,000	418,852
		1,223,533
Switzerland–0.06%
μUBS Group AG 9.25% 11/13/28	205,000	224,936
		224,936
United Kingdom–0.25%
μLloyds Banking Group PLC 6.75% 6/27/26	220,000	221,831
μMacquarie Bank Ltd. 6.13% 3/8/27	245,000	248,369
μNationwide Building Society 4.13% 10/18/32	250,000	248,315
μNatWest Group PLC 3.03% 11/28/35	200,000	183,887
Rio Tinto Finance USA PLC 5.75% 3/14/55	107,000	109,104
		1,011,506
United States–6.86%
Aircastle Ltd. 6.50% 7/18/28	200,000	210,257
Allison Transmission, Inc. 5.88% 12/1/33	150,000	152,184
Ally Financial, Inc. 8.00% 11/1/31	266,000	301,912
Amazon.com, Inc. 4.65% 11/20/35	249,000	247,993
American Honda Finance Corp. 4.95% 1/9/26	200,000	200,036
American Tower Corp. 5.35% 3/15/35	114,000	116,874
Amgen, Inc. 5.65% 3/2/53	185,000	181,152
LVIP American Century Balanced Fund-2

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Amphenol Corp. 4.63% 2/15/36	180,000	$176,349
AppLovin Corp.
5.13% 12/1/29	45,000	46,158
5.38% 12/1/31	84,000	87,105
5.50% 12/1/34	145,000	148,980
Arizona Public Service Co. 5.70% 8/15/34	123,000	129,301
Ashtead Capital, Inc. 5.95% 10/15/33	200,000	211,606
Athene Global Funding 5.53% 7/11/31	120,000	122,973
Atlas Warehouse Lending Co. LP
4.95% 11/15/30	250,000	250,831
6.25% 1/15/30	390,000	410,600
μBank of America Corp. 5.51% 1/24/36	145,000	151,177
Baxter International, Inc.
4.90% 12/15/30	55,000	55,421
5.65% 12/15/35	80,000	80,961
Beacon Funding Trust 6.27% 8/15/54	125,000	126,903
Beignet Investor LLC 6.58% 5/30/49	68,000	71,842
Blackstone Private Credit Fund 5.95% 7/16/29	185,000	188,752
Blue Owl Capital Corp. 5.95% 3/15/29	105,000	105,964
Blue Owl Technology Finance Corp.
6.10% 3/15/28	391,000	393,324
6.75% 4/4/29	150,000	153,418
Boeing Co. 5.71% 5/1/40	205,000	209,259
Bristol-Myers Squibb Co. 5.55% 2/22/54	155,000	152,221
μCapital One Financial Corp. 2.36% 7/29/32	170,000	148,811
Carlisle Cos., Inc. 5.55% 9/15/40	85,000	86,138
Carnival Corp.
4.00% 8/1/28	235,000	231,538
5.13% 5/1/29	84,000	84,931
Centene Corp. 4.63% 12/15/29	75,000	72,746
μCharles Schwab Corp. 4.00% 6/1/26	598,000	594,346
Cheniere Energy, Inc. 4.63% 10/15/28	160,000	159,729
μCitigroup, Inc.
3.88% 2/18/26	616,000	613,852
4.41% 3/31/31	65,000	64,989
5.17% 9/11/36	195,000	196,823
5.61% 3/4/56	75,000	74,681
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
CNA Financial Corp. 5.20% 8/15/35	209,000	$209,998
CNO Financial Group, Inc. 6.45% 6/15/34	87,000	92,041
Columbia Pipelines Holding Co. LLC 5.00% 11/17/32	150,000	149,987
Columbia Pipelines Operating Co. LLC 6.04% 11/15/33	140,000	149,864
Commercial Metals Co. 6.00% 12/15/35	5,000	5,126
Commonwealth Edison Co. 5.95% 6/1/55	53,000	55,083
μCorebridge Financial, Inc. 6.38% 9/15/54	106,000	106,810
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 5.60% 1/15/31	185,000	186,683
Cox Communications, Inc. 5.70% 6/15/33	117,000	118,008
CVS Health Corp.
5.45% 9/15/35	73,000	74,724
6.00% 6/1/44	170,000	170,835
μ7.00% 3/10/55	98,000	102,807
Dell International LLC/EMC Corp. 5.30% 4/1/32	70,000	71,996
Duke Energy Florida LLC
4.85% 12/1/35	75,000	74,673
5.95% 11/15/52	90,000	93,028
Duke Energy Progress LLC
4.35% 3/6/27	131,000	131,860
5.35% 3/15/53	50,000	47,746
Duke University 3.30% 10/1/46	110,000	81,383
Duke University Health System, Inc. 3.92% 6/1/47	30,000	24,117
Eagle Materials, Inc. 5.00% 3/15/36	160,000	156,725
Eastern Energy Gas Holdings LLC 5.65% 10/15/54	63,000	60,942
Energy Transfer LP
6.13% 12/15/45	140,000	137,426
6.55% 12/1/33	240,000	263,046
Enterprise Products Operating LLC 5.20% 1/15/36	76,000	77,363
EPR Properties 4.95% 4/15/28	215,000	216,564
Essex Portfolio LP 4.88% 2/15/36	185,000	181,346
Expand Energy Corp. 6.75% 4/15/29	51,000	51,299
Flowers Foods, Inc. 5.75% 3/15/35	95,000	95,242
LVIP American Century Balanced Fund-3

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Ford Motor Credit Co. LLC
6.05% 11/5/31	200,000	$204,864
7.20% 6/10/30	200,000	214,302
Foundry JV Holdco LLC
5.50% 1/25/31	310,000	319,980
6.10% 1/25/36	200,000	209,087
6.30% 1/25/39	320,000	337,580
General Motors Financial Co., Inc.
5.60% 6/18/31	120,000	125,058
6.15% 7/15/35	90,000	94,841
Glencore Funding LLC
5.19% 4/1/30	115,000	118,182
5.89% 4/4/54	45,000	44,765
μGoldman Sachs Group, Inc.
4.37% 10/21/31	170,000	169,595
6.48% 10/24/29	145,000	153,770
Golub Capital BDC, Inc. 7.05% 12/5/28	119,000	125,573
Golub Capital Private Credit Fund 5.45% 8/15/28	150,000	150,933
GXO Logistics, Inc.
6.25% 5/6/29	297,000	312,782
6.50% 5/6/34	90,000	97,223
HCA, Inc.
4.90% 11/15/35	225,000	221,923
5.25% 3/1/30	111,000	114,588
5.70% 11/15/55	158,000	150,563
6.20% 3/1/55	54,000	55,034
Hologic, Inc. 3.25% 2/15/29	55,000	54,206
HPS Corporate Lending Fund
4.90% 9/11/28	115,000	114,404
5.45% 1/14/28	65,000	65,694
6.25% 9/30/29	65,000	67,334
Hyatt Hotels Corp. 5.75% 3/30/32	66,000	69,147
Hyundai Capital America 6.50% 1/16/29	50,000	52,932
Intel Corp.
5.15% 2/21/34	115,000	116,446
5.60% 2/21/54	97,000	89,550
IQVIA, Inc. 6.25% 2/1/29	129,000	135,981
μJPMorgan Chase & Co.
5.10% 4/22/31	230,000	237,470
5.29% 7/22/35	88,000	90,788
5.77% 4/22/35	272,000	289,841
Kaiser Foundation Hospitals 3.00% 6/1/51	105,000	68,674
Kentucky Utilities Co. 5.85% 8/15/55	105,000	105,810
Kilroy Realty LP
2.50% 11/15/32	115,000	95,867
3.05% 2/15/30	90,000	83,686
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75% 6/15/29	290,000	$286,743
7.00% 7/15/31	220,000	233,256
Leland Stanford Junior University 4.68% 3/1/35	225,000	226,638
μLiberty Mutual Group, Inc. 4.13% 12/15/51	180,000	177,488
Louisville Gas & Electric Co. 5.85% 8/15/55	30,000	30,219
Lowe's Cos., Inc.
4.50% 10/15/32	165,000	164,109
4.85% 10/15/35	245,000	243,001
LPL Holdings, Inc. 5.15% 6/15/30	150,000	152,972
Mars, Inc.
5.65% 5/1/45	130,000	131,042
5.70% 5/1/55	75,000	74,710
Massachusetts Institute of Technology 5.62% 6/1/55	40,000	41,051
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25% 4/1/29	177,000	182,976
Merck & Co., Inc.
4.75% 12/4/35	137,000	136,488
5.70% 9/15/55	104,000	105,046
Meta Platforms, Inc.
4.60% 11/15/32	245,000	246,970
4.88% 11/15/35	175,000	174,765
5.50% 11/15/45	80,000	77,682
5.63% 11/15/55	225,000	215,948
5.75% 11/15/65	120,000	114,420
MetLife, Inc.
6.40% 12/15/66	202,000	211,936
10.75% 8/1/69	135,000	180,080
Micron Technology, Inc. 5.30% 1/15/31	245,000	253,776
MidAmerican Energy Co. 5.85% 9/15/54	396,000	407,368
μMorgan Stanley
4.89% 10/22/36	70,000	69,380
5.52% 11/19/55	60,000	59,306
5.83% 4/19/35	63,000	66,947
6.63% 11/1/34	325,000	363,405
μMorgan Stanley Private Bank NA
4.47% 11/19/31	299,000	299,783
4.73% 7/18/31	95,000	96,301
Newmont Corp./Newcrest Finance Pty. Ltd. 5.35% 3/15/34	156,000	163,060
Niagara Mohawk Power Corp. 4.65% 10/3/30	55,000	55,340
NiSource, Inc. 5.35% 7/15/35	144,000	147,225
LVIP American Century Balanced Fund-4

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Northern Natural Gas Co. 5.63% 2/1/54	65,000	$62,449
μNorthern Trust Corp. 3.38% 5/8/32	453,000	446,677
Northrop Grumman Corp. 5.15% 5/1/40	78,000	77,502
Novant Health, Inc. 3.17% 11/1/51	85,000	56,618
Oracle Corp.
4.80% 9/26/32	525,000	506,847
5.20% 9/26/35	355,000	340,119
5.50% 9/27/64	98,000	78,209
Ovintiv, Inc. 7.10% 7/15/53	140,000	148,769
Paramount Global 4.38% 3/15/43	95,000	66,078
Pepperdine University 3.30% 12/1/59	105,000	66,493
Piedmont Operating Partnership LP 6.88% 7/15/29	33,000	35,020
Plains All American Pipeline LP/PAA Finance Corp. 5.60% 1/15/36	110,000	111,272
Royal Caribbean Cruises Ltd. 6.00% 2/1/33	85,000	87,333
μSempra 4.13% 4/1/52	303,000	296,842
Shell Finance U.S., Inc. 4.38% 5/11/45	70,000	60,287
SM Energy Co. 6.75% 9/15/26	108,000	108,157
Solstice Advanced Materials, Inc. 5.63% 9/30/33	70,000	70,616
μSouthern Co. 4.00% 1/15/51	125,000	124,925
Southern Co. Gas Capital Corp. 5.10% 9/15/35	158,000	159,210
Southwest Airlines Co. 4.38% 11/15/28	210,000	210,439
Sprint Capital Corp. 6.88% 11/15/28	115,000	123,410
Sunoco LP 5.88% 3/15/34	141,000	140,988
Synopsys, Inc. 5.00% 4/1/32	274,000	279,784
μSynovus Bank 5.96% 1/15/36	250,000	251,387
Textron, Inc. 4.95% 3/15/36	99,000	98,272
Time Warner Cable LLC 6.55% 5/1/37	185,000	188,785
T-Mobile USA, Inc. 6.70% 12/15/33	191,000	214,110
United Airlines, Inc. 4.63% 4/15/29	130,000	129,436
United Rentals North America, Inc. 6.00% 12/15/29	65,000	66,779
UnitedHealth Group, Inc.
5.05% 4/15/53	210,000	189,415
5.30% 6/15/35	83,000	85,936
5.50% 7/15/44	174,000	172,708
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Ventas Realty LP 5.00% 2/15/36	65,000	$64,578
Venture Global Plaquemines LNG LLC 6.75% 1/15/36	104,000	106,526
Verizon Communications, Inc.
4.75% 1/15/33	56,000	55,956
5.88% 11/30/55	68,000	67,184
Warnermedia Holdings, Inc. 3.76% 3/15/27	176,000	172,920
Weir Group, Inc. 5.35% 5/6/30	200,000	205,525
μWells Fargo & Co.
3.90% 3/15/26	450,000	448,600
5.01% 4/4/51	130,000	118,802
5.61% 4/23/36	190,000	199,141
Wynnton Funding Trust II 5.99% 8/15/55	147,000	147,897
		27,188,764
Total Corporate Bonds (Cost $36,038,001)		36,352,242
MUNICIPAL BONDS–0.28%
California State University Series B 2.98% 11/1/51	200,000	133,551
City of Houston 3.96% 3/1/47	25,000	21,515
City of Los Angeles Department of Airports Series C 6.58% 5/15/39	25,000	27,014
Foothill-Eastern Transportation Corridor Agency Series A 4.09% 1/15/49	85,000	69,435
Golden State Tobacco Securitization Corp. Series B 2.75% 6/1/34	150,000	133,375
Michigan Strategic Fund Series A 3.23% 9/1/47	200,000	153,386
Missouri Highway & Transportation Commission 5.45% 5/1/33	20,000	20,515
New Jersey Turnpike Authority Series A 7.10% 1/1/41	85,000	99,314
Ohio Turnpike & Infrastructure Commission Series A 3.22% 2/15/48	100,000	73,724
Port Authority of New York & New Jersey 4.93% 10/1/51	40,000	37,253
Regents of the University of California Medical Center Pooled Revenue Series N 3.26% 5/15/60	100,000	64,829
State of California 7.60% 11/1/40	20,000	24,480
LVIP American Century Balanced Fund-5

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS (continued)
Sumter Landing Community Development District (TXBL; Insured AGC)
5.57% 10/1/40	25,000	$25,902
5.74% 10/1/45	40,000	40,934
5.82% 10/1/54	70,000	70,850
Texas Natural Gas Securitization Finance Corp. 5.17% 4/1/41	20,000	20,397
United Nations Development Corp. (New York) Series A 6.54% 8/1/55	25,000	26,677
University of California Series BJ 3.07% 5/15/51	70,000	47,492
Total Municipal Bonds (Cost $1,336,794)		1,090,643
NON-AGENCY ASSET-BACKED SECURITIES–1.54%
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A Class A 2.44% 7/15/46	189,236	179,682
DI Issuer LLC Series 2021-1A Class A2 3.72% 9/15/51	598,266	577,267
•Elmwood CLO 37 Ltd. Series 2024-13A Class C 5.58% (3 mo. USD Term SOFR + 1.70%) 1/17/38	325,000	325,767
Flexential Issuer LLC Series 2025-1A Class A2 6.03% 10/25/60	425,000	422,802
•GoldenTree Loan Management U.S. CLO 23 Ltd. Series 2024-23A Class C 5.63% (3 mo. USD Term SOFR + 1.75%) 1/20/39	325,000	325,220
Goodgreen Trust
•Series 2018-1A Class A 3.93% 10/15/53	52,633	48,876
Series 2020-1A Class A 2.63% 4/15/55	131,919	109,773
GoodLeap Sustainable Home Solutions Trust Series 2021-4GS Class A 1.93% 7/20/48	256,733	210,901
Hotwire Funding LLC Series 2024-1A Class A2 5.89% 6/20/54	250,000	254,258
•Madison Park Funding LXVIII Ltd. Series 2024-68A Class C 5.68% (3 mo. USD Term SOFR + 1.80%) 1/20/38	332,000	332,241
•Magnetite XLI Ltd. Series 2024-41A Class C 5.64% (3 mo. USD Term SOFR + 1.78%) 1/25/38	250,000	250,534
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Mosaic Solar Loan Trust Series 2023-2A Class A 5.36% 9/22/53	497,663	$478,552
•Mountain View CLO LLC Series 2017-2A Class B 5.86% (3 mo. USD Term SOFR + 1.96%) 1/16/31	42,353	42,360
MP LLC Series 2025-1A Class A 5.55% 11/15/65	494,704	494,446
•Palmer Square Loan Funding Ltd. Series 2025-1A Class A2 5.05% (3 mo. USD Term SOFR + 1.20%) 2/15/33	250,000	249,800
PK ALIFT Loan Funding 3 LP Series 2024-1 Class A1 5.84% 9/15/39	212,633	217,295
SCF Equipment Leasing LLC
Series 2024-1A Class B 5.56% 4/20/32	125,000	128,826
Series 2024-1A Class C 5.82% 9/20/32	100,000	103,261
•Shackleton CLO Ltd. Series 2017-11A Class BR1 5.76% (3 mo. USD Term SOFR + 1.91%) 8/15/30	93,535	93,597
Sierra Timeshare Receivables Funding LLC Series 2021-1A Class C 1.79% 11/20/37	17,741	17,707
Subway Funding LLC Series 2024-1A Class A2I 6.03% 7/30/54	482,130	488,756
Switch ABS Issuer LLC Series 2024-2A Class A2 5.44% 6/25/54	225,000	225,657
Vertical Bridge CC LLC Series 2025-1A Class A 5.16% 8/16/55	525,275	526,477
Total Non-Agency Asset-Backed Securities (Cost $6,128,433)		6,104,055
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.19%
ABN AMRO Mortgage Corp. Series 2003-4 Class A4 5.50% 3/25/33	198	196
Bank5 Series 2024-5YR7 Class A3 5.77% 6/15/57	518,000	540,497
BRAVO Residential Funding Trust
φSeries 2024-CES1 Class A1A 6.38% 4/25/54	205,029	207,739
φSeries 2024-NQM2 Class A1 6.29% 2/25/64	292,449	296,108
•Series 2024-RPL1 Class A1 3.25% 10/25/63	366,839	340,994
φSeries 2025-NQM3 Class A1 5.57% 3/25/65	189,980	191,697
LVIP American Century Balanced Fund-6

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Chase Home Lending Mortgage Trust
Series 2024-10 Class A4 6.00% 10/25/55	254,830	$257,176
Series 2024-2 Class A4A 6.00% 2/25/55	116,191	117,328
Series 2024-8 Class A6A 5.50% 8/25/55	123,386	123,391
Series 2024-9 Class A4 5.50% 9/25/55	242,806	243,695
Series 2024-9 Class A6 5.50% 9/25/55	70,358	70,330
Series 2025-5 Class A4A 5.50% 4/25/56	429,966	432,365
Series 2025-8 Class A4 6.00% 6/25/56	523,508	529,543
Series 2025-9 Class A4A 5.50% 6/25/56	637,915	641,600
♦CHL Mortgage Pass-Through Trust Series 2005-17 Class 1A11 5.50% 9/25/35	189	178
•Citigroup Mortgage Loan Trust, Inc.
Series 2024-CMI1 Class A11 5.50% 6/25/54	379,919	381,373
Series 2025-2 Class A10 6.00% 2/25/55	308,792	312,489
Series 2025-3 Class A11 5.50% 6/25/55	282,496	283,942
φEFMT
Series 2024-NQM1 Class A1B 5.81% 11/25/69	202,103	204,534
Series 2025-CES2 Class A1A 5.66% 2/25/60	327,475	331,267
•GCAT Trust
Series 2021-NQM1 Class A3 1.15% 1/25/66	54,069	47,823
Series 2024-INV2 Class A6 6.00% 6/25/54	141,018	143,060
Series 2024-INV3 Class A6 5.50% 9/25/54	196,794	198,423
•GS Mortgage-Backed Securities Trust
Series 2023-PJ4 Class A15 6.00% 1/25/54	165,224	166,713
Series 2023-PJ6 Class A15 6.00% 4/25/54	151,249	152,393
Series 2024-PJ1 Class A15 6.00% 6/25/54	257,139	258,293
Series 2025-PJ7 Class A5 5.50% 12/25/55	455,830	458,335
•JP Morgan Mortgage Trust
Series 2020-3 Class A15 3.50% 8/25/50	45,284	40,357
Series 2023-7 Class A4A 5.50% 2/25/54	405,232	407,088
Series 2023-8 Class A2 6.00% 2/25/54	96,870	98,489
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JP Morgan Mortgage Trust (continued)
Series 2024-10 Class A4 5.50% 3/25/55	240,974	$242,067
Series 2024-10 Class A6 5.50% 3/25/55	144,053	144,211
Series 2024-11 Class A4 6.00% 4/25/55	392,819	396,646
Series 2024-5 Class A6 6.00% 11/25/54	171,204	171,660
Series 2024-INV1 Class A4 6.00% 4/25/55	255,796	259,660
Series 2025-2 Class A4 6.00% 7/25/55	359,293	362,886
φMFA Trust Series 2024-NQM1 Class A1 6.58% 3/25/69	201,865	204,646
•Morgan Stanley Residential Mortgage Loan Trust
Series 2025-1 Class A1 6.00% 3/25/55	248,046	252,193
Series 2025-1 Class A3 6.00% 3/25/55	198,771	200,646
OBX Trust
•Series 2024-HYB2 Class A1 3.69% 4/25/53	123,678	122,788
φSeries 2024-NQM7 Class A1 6.24% 3/25/64	102,957	104,368
•Series 2025-J1 Class A4 6.00% 5/25/55	226,187	228,711
•PMT Loan Trust Series 2025-J2 Class A9 5.50% 8/25/56	711,956	716,167
•PRKCM Trust Series 2025-AFC1 Class A1 5.10% 10/25/60	393,855	394,416
•Provident Funding Mortgage Trust
Series 2024-1 Class A3 5.50% 12/25/54	452,347	454,879
Series 2025-1 Class A3 5.50% 2/25/55	548,205	551,316
Series 2025-3 Class A4 5.50% 8/25/55	494,358	497,302
•Radian Mortgage Capital Trust Series 2025-J3 Class A15 5.50% 12/25/55	212,260	213,459
•Rate Mortgage Trust
Series 2024-J1 Class A7 6.00% 7/25/54	81,047	81,168
Series 2024-J3 Class A8 5.50% 10/25/54	77,378	77,507
Series 2025-J1 Class A5 5.50% 3/25/55	128,989	129,259
RCKT Mortgage Trust
•Series 2024-CES1 Class A1A 6.03% 2/25/44	186,909	188,444
•Series 2024-CES2 Class A1A 6.14% 4/25/44	123,477	124,767
LVIP American Century Balanced Fund-7

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
RCKT Mortgage Trust (continued)
•Series 2024-CES3 Class A1A 6.59% 5/25/44	91,918	$93,283
φSeries 2024-CES4 Class A1A 6.15% 6/25/44	283,551	286,921
φSeries 2024-CES6 Class A1A 5.34% 9/25/44	88,060	88,444
φSeries 2024-CES8 Class A1A 5.49% 11/25/44	247,103	248,888
•Saluda Grade Alternative Mortgage Trust Series 2024-CES1 Class A1 6.31% 3/25/54	255,205	258,251
•Sequoia Mortgage Trust
Series 2024-10 Class A11 5.50% 11/25/54	87,498	87,595
Series 2024-10 Class A5 5.50% 11/25/54	140,554	141,191
Series 2024-6 Class A11 6.00% 7/27/54	189,717	190,335
Series 2024-8 Class A5 5.50% 9/25/54	113,008	113,433
Series 2025-7 Class A5 5.50% 8/25/55	524,817	527,802
Series 2025-8 Class A4 5.50% 9/25/55	374,980	377,147
•SoFi Mortgage Trust Series 2016-1A Class 1A4 3.00% 11/25/46	4,994	4,526
•Towd Point Mortgage Trust
Series 2024-1 Class A1 4.86% 3/25/64	353,327	360,249
Series 2024-CES3 Class A1 6.29% 5/25/64	200,155	202,506
•Verus Securitization Trust Series 2021-R2 Class A3 1.23% 2/25/64	45,603	43,335
Total Non-Agency Collateralized Mortgage Obligations (Cost $16,488,664)		16,620,488
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.04%
Aligned Data Centers Issuer LLC Series 2021-1A Class B 2.48% 8/15/46	226,000	221,944
ARZ Trust Series 2024-BILT Class A 5.77% 6/11/39	207,000	212,233
Bank5 Trust Series 2024-5YR6 Class A3 6.23% 5/15/57	281,000	295,797
BBCMS Mortgage Trust Series 2024-5C27 Class A3 6.01% 7/15/57	138,000	144,945
BX Trust Series 2023-LIFE Class A 5.05% 2/15/28	438,000	434,163
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Capital Automotive REIT Series 2024-2A Class A1 4.90% 5/15/54	305,365	$305,712
CyrusOne Data Centers Issuer I LLC Series 2024-2A Class A2 4.50% 5/20/49	300,000	292,779
•DBSG Mortgage Trust Series 2024-ALTA Class A 5.95% 6/10/37	229,000	232,769
Flexential Issuer LLC Series 2021-1A Class A2 3.25% 11/27/51	189,257	186,517
FS Commercial Mortgage Trust Series 2023-4SZN Class A 7.07% 11/10/39	310,000	316,596
•MF1 Ltd. Series 2021-FL7 Class AS 5.30% (1 mo. USD Term SOFR + 1.56%) 10/16/36	350,000	349,776
MIRA Trust Series 2023-MILE Class A 6.75% 6/10/38	314,000	326,110
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 Class B1 2.41% 10/20/61	500,000	305,433
•SWCH Commercial Mortgage Trust Series 2025-DATA Class A 5.19% (1 mo. USD Term SOFR + 1.44%) 2/15/42	490,000	484,644
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $4,241,993)		4,109,418
ΔSOVEREIGN BONDS–0.11%
Chile–0.02%
Chile Government International Bonds 5.33% 1/5/54	70,000	67,501
		67,501
Luxembourg–0.09%
Eagle Funding Luxco SARL 5.50% 8/17/30	366,000	372,804
		372,804
Total Sovereign Bonds (Cost $432,837)		440,305
U.S. TREASURY OBLIGATIONS–9.26%
U.S. Treasury Notes
3.50% 10/31/27	4,700,000	4,701,102
3.50% 11/30/30	1,000,000	989,922
3.63% 8/31/30	1,300,000	1,295,379
3.75% 10/31/32	1,300,000	1,285,578
LVIP American Century Balanced Fund-8

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
3.75% 11/30/32	1,700,000	$1,680,344
3.88% 6/15/28	500,000	504,297
3.88% 12/31/29	500,000	504,238
3.88% 7/31/30	300,000	302,215
3.88% 8/31/32	1,200,000	1,196,859
4.00% 5/31/30	3,100,000	3,139,477
4.00% 6/30/32	800,000	804,594
∞4.13% 3/31/29	4,700,000	4,777,844
4.13% 8/31/30	3,000,000	3,052,734
4.13% 5/31/32	2,300,000	2,330,187
4.13% 11/15/32	300,000	303,434
4.25% 6/30/29	400,000	408,453
4.25% 2/28/31	1,400,000	1,432,211
4.38% 11/30/30	4,900,000	5,041,066
4.88% 10/31/30	2,800,000	2,941,312
Total U.S. Treasury Obligations (Cost $36,397,804)		36,691,246

	Number of Shares
COMMON STOCK–61.83%
Air Freight & Logistics–0.24%
FedEx Corp.	3,279	947,172
		947,172
Automobiles–1.05%
†Tesla, Inc.	9,279	4,172,952
		4,172,952
Banks–2.70%
Bank of America Corp.	67,216	3,696,880
JPMorgan Chase & Co.	12,186	3,926,573
Regions Financial Corp.	113,914	3,087,069
		10,710,522
Beverages–0.44%
PepsiCo, Inc.	12,080	1,733,722
		1,733,722
Biotechnology–1.43%
AbbVie, Inc.	10,480	2,394,576
Gilead Sciences, Inc.	15,838	1,943,956
†Vertex Pharmaceuticals, Inc.	2,945	1,335,145
		5,673,677
Broadline Retail–2.28%
†Amazon.com, Inc.	39,187	9,045,143
		9,045,143
Building Products–0.92%
Johnson Controls International PLC	30,357	3,635,251
		3,635,251
	Number of Shares	Value (U.S. $)
Capital Markets–2.98%
Ameriprise Financial, Inc.	3,035	$1,488,182
Blackrock, Inc.	1,433	1,533,797
Goldman Sachs Group, Inc.	2,279	2,003,241
Intercontinental Exchange, Inc.	7,292	1,181,012
KKR & Co., Inc.	9,601	1,223,936
Morgan Stanley	10,191	1,809,208
S&P Global, Inc.	4,912	2,566,962
		11,806,338
Chemicals–0.93%
Ecolab, Inc.	5,430	1,425,484
Linde PLC	5,260	2,242,811
		3,668,295
Communications Equipment–0.73%
†Arista Networks, Inc.	8,652	1,133,671
Motorola Solutions, Inc.	4,602	1,764,039
		2,897,710
Consumer Finance–0.62%
American Express Co.	6,639	2,456,098
		2,456,098
Consumer Staples Distribution & Retail–0.79%
Costco Wholesale Corp.	1,722	1,484,950
Sysco Corp.	22,480	1,656,551
		3,141,501
Containers & Packaging–0.27%
Ball Corp.	19,958	1,057,175
		1,057,175
Diversified Telecommunication Services–0.19%
Verizon Communications, Inc.	18,244	743,078
		743,078
Electric Utilities–0.96%
NextEra Energy, Inc.	47,265	3,794,434
		3,794,434
Electrical Equipment–0.73%
Eaton Corp. PLC	5,220	1,662,622
GE Vernova, Inc.	1,886	1,232,633
		2,895,255
Electronic Equipment, Instruments & Components–0.19%
CDW Corp.	5,606	763,537
		763,537
Energy Equipment & Services–0.41%
SLB Ltd.	42,107	1,616,067
		1,616,067
LVIP American Century Balanced Fund-9

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
Entertainment–0.58%
†Liberty Media Corp.-Liberty Formula One Class C	3,755	$369,905
†Netflix, Inc.	20,380	1,910,829
		2,280,734
Financial Services–1.70%
Mastercard, Inc. Class A	7,659	4,372,370
Visa, Inc. Class A	6,706	2,351,861
		6,724,231
Ground Transportation–0.58%
†Uber Technologies, Inc.	13,573	1,109,050
Union Pacific Corp.	5,099	1,179,501
		2,288,551
Health Care Equipment & Supplies–0.72%
†IDEXX Laboratories, Inc.	2,227	1,506,632
†Intuitive Surgical, Inc.	2,379	1,347,371
		2,854,003
Health Care Providers & Services–1.14%
Cencora, Inc.	3,597	1,214,887
Cigna Group	7,166	1,972,298
UnitedHealth Group, Inc.	3,986	1,315,818
		4,503,003
Health Care Reits–0.62%
Welltower, Inc.	13,297	2,468,056
		2,468,056
Hotels, Restaurants & Leisure–0.91%
†Airbnb, Inc. Class A	3,559	483,027
Booking Holdings, Inc.	261	1,397,741
Marriott International, Inc. Class A	5,598	1,736,724
		3,617,492
Household Products–1.07%
Church & Dwight Co., Inc.	12,363	1,036,637
Colgate-Palmolive Co.	9,701	766,573
Procter & Gamble Co.	17,103	2,451,031
		4,254,241
Industrial Conglomerates–0.41%
Honeywell International, Inc.	8,404	1,639,536
		1,639,536
Industrial Reits–0.62%
Prologis, Inc.	19,376	2,473,540
		2,473,540
Insurance–0.96%
Marsh & McLennan Cos., Inc.	5,724	1,061,916
MetLife, Inc.	21,002	1,657,898
Progressive Corp.	4,734	1,078,027
		3,797,841
	Number of Shares	Value (U.S. $)
Interactive Media & Services–5.13%
Alphabet, Inc. Class A	47,305	$14,806,465
Meta Platforms, Inc. Class A	8,376	5,528,914
		20,335,379
IT Services–1.11%
International Business Machines Corp.	12,293	3,641,309
†MongoDB, Inc.	1,849	776,007
		4,417,316
Life Sciences Tools & Services–1.29%
Agilent Technologies, Inc.	6,378	867,855
Danaher Corp.	10,761	2,463,408
Thermo Fisher Scientific, Inc.	3,109	1,801,510
		5,132,773
Machinery–1.74%
Cummins, Inc.	4,820	2,460,369
Deere & Co.	2,476	1,152,751
Parker-Hannifin Corp.	1,588	1,395,789
Xylem, Inc.	13,739	1,870,977
		6,879,886
Oil, Gas & Consumable Fuels–0.86%
Cheniere Energy, Inc.	7,737	1,503,995
Williams Cos., Inc.	31,916	1,918,471
		3,422,466
Pharmaceuticals–1.81%
Bristol-Myers Squibb Co.	13,166	710,174
Eli Lilly & Co.	3,585	3,852,728
Merck & Co., Inc.	11,826	1,244,805
Zoetis, Inc.	10,804	1,359,359
		7,167,066
Professional Services–0.38%
Automatic Data Processing, Inc.	5,802	1,492,448
		1,492,448
Semiconductors & Semiconductor Equipment–9.03%
Analog Devices, Inc.	10,055	2,726,916
Applied Materials, Inc.	6,574	1,689,452
†ARM Holdings PLC ADR	3,406	372,310
ASML Holding NV	837	901,885
Broadcom, Inc.	23,433	8,110,161
NVIDIA Corp.	110,983	20,698,330
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,197	1,275,426
		35,774,480
Software–7.17%
†AppLovin Corp. Class A	1,918	1,292,387
LVIP American Century Balanced Fund-10

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
SOFTWARE (continued)
†Cadence Design Systems, Inc.	7,588	$2,371,857
†Crowdstrike Holdings, Inc. Class A	2,204	1,033,147
†Dynatrace, Inc.	24,824	1,075,872
Microsoft Corp.	38,505	18,621,788
Salesforce, Inc.	4,198	1,112,092
†ServiceNow, Inc.	10,450	1,600,836
†Workday, Inc. Class A	6,073	1,304,359
		28,412,338
Specialized Reits–0.27%
Equinix, Inc.	1,397	1,070,326
		1,070,326
Specialty Retail–2.16%
Home Depot, Inc.	8,894	3,060,425
†O'Reilly Automotive, Inc.	14,955	1,364,046
TJX Cos., Inc.	17,505	2,688,943
Tractor Supply Co.	29,069	1,453,741
		8,567,155
Technology Hardware, Storage & Peripherals–3.11%
Apple, Inc.	45,359	12,331,298
		12,331,298
	Number of Shares	Value (U.S. $)
Trading Companies & Distributors–0.60%
Ferguson Enterprises, Inc.	4,664	$1,038,346
United Rentals, Inc.	1,665	1,347,518
		2,385,864
Total Common Stock (Cost $136,640,693)		245,047,950
EXCHANGE-TRADED FUNDS–0.74%
iShares Core S&P 500 ETF	1,797	1,230,837
State Street SPDR Portfolio High Yield Bond ETF	72,655	1,719,744
Total Exchange-Traded Funds (Cost $2,883,701)		2,950,581
MONEY MARKET FUND–1.48%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	5,870,909	5,870,909
Total Money Market Fund (Cost $5,870,909)		5,870,909

TOTAL INVESTMENTS–100.75% (Cost $290,675,807)	399,312,543
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.75%)	(2,986,454)
NET ASSETS APPLICABLE TO 43,824,444 SHARES OUTSTANDING –100.00%	$396,326,089
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY BALANCED FUND STANDARD CLASS ($11,947 / 1,320 Shares)	$9.050
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY BALANCED FUND STANDARD CLASS II ($230,019,423 / 25,430,171 Shares)	$9.045
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY BALANCED FUND SERVICE CLASS ($166,294,719 / 18,392,953 Shares)	$9.041
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$306,635,027
Distributable earnings/(accumulated loss)	89,691,062
TOTAL NET ASSETS	$396,326,089

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

LVIP American Century Balanced Fund-11

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
ΔSecurities have been classified by country of origin.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2025. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at December 31, 2025.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

∞Fully or partially pledged as collateral for futures contracts.
†Non-income producing.

★Includes $29,020 expense reimbursement receivable from Lincoln Financial Investments Corporation, $24,389 variation margin due from broker on futures contracts, $3,715,296 payable for securities purchased, $163,080 payable for fund shares redeemed, $26,857 other accrued expenses payable, $298,621 due to manager and affiliates, $37,208 payable for audit fee and $19,899 payable for fund accounting fee as of
December 31, 2025.

The following foreign currency exchange contracts and futures contracts were outstanding at December 31, 2025:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CBK	EUR	(167,351)	USD	197,655	3/27/26	$172	$—
GS	EUR	(186,986)	USD	220,936	3/27/26	281	—
MSC	EUR	(167,351)	USD	197,511	3/27/26	28	—
MSC	EUR	22,980	USD	(27,118)	3/27/26	—	(1)
MSC	EUR	24,616	USD	(28,984)	3/27/26	65	—
UBS	EUR	(167,351)	USD	197,727	3/27/26	244	—
Total Foreign Currency Exchange Contracts						$790	$(1)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(11)	CBOT 2 Year U.S. Treasury Notes Futures	$(2,296,679)	$(2,297,432)	3/31/26	$753	$—
31	CBOT U.S. Long Bond Futures	3,583,406	3,624,639	3/20/26	—	(41,233)
5	Long Gilt Futures	615,811	611,268	3/27/26	4,543	—
43	Ultra 10 Year U.S. Treasury Notes Futures	4,945,672	4,969,147	3/20/26	—	(23,475)
66	Ultra U.S. Treasury Bond Futures	7,788,000	7,919,559	3/20/26	—	(131,559)
Total Futures Contracts					$5,296	$(196,267)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
BNP–BNP Paribas
CBK–Citibank NA
CBOT–Chicago Board of Trade
CLO–Collateralized Loan Obligation
ETF–Exchange-Traded Fund
EUR–Euro
GS–Goldman Sachs
IT–Information Technology
LVIP American Century Balanced Fund-12

LVIP American Century Balanced Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
LNG–Liquefied Natural Gas
MSC–Morgan Stanley & Co.
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduits
RFUCCT–Refinitiv USD IBOR Consumer Cash Fallbacks Term
S&P–Standard & Poor’s
SOFR–Secured Overnight Financing Rate
SPDR–Standard & Poor’s Depositary Receipt
TBA–To be announced
USD–United States Dollar
yr.–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Balanced Fund-13

LVIP American Century Balanced Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Interest	$7,339,972
Dividends	2,751,710
Foreign taxes withheld	(4,812)
10,086,870
EXPENSES:
Management fees	2,478,796
Shareholder servicing fees	491,934
Distribution fees-Service Class	399,321
Accounting and administration expenses	84,963
Professional fees	84,108
Pricing fees	44,315
Custodian fees	24,003
Consulting fees	13,148
Reports and statements to shareholders	11,059
Trustees’ fees and expenses	10,988
Other	9,917
3,652,552
Less:
Expenses reimbursed	(316,823)
Total operating expenses	3,335,729
NET INVESTMENT INCOME	6,751,141
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	8,588,195
Foreign currencies	(6,581)
Foreign currency exchange contracts	(132,152)
Futures contracts	(82,025)
Swap contracts	(80,557)
Net realized gain	8,286,880
Net change in unrealized appreciation (depreciation) of:
Investments	19,535,995
Foreign currencies	996
Foreign currency exchange contracts	(28,074)
Futures contracts	128,874
Net change in unrealized appreciation (depreciation)	19,637,791
NET REALIZED AND UNREALIZED GAIN	27,924,671
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,675,812
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Balanced Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$6,751,141	$6,852,465
Net realized gain	8,286,880	3,405,679
Net change in unrealized appreciation (depreciation)	19,637,791	32,193,887
Net increase in net assets resulting from operations	34,675,812	42,452,031
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(225)	(169)
Standard Class II	(4,129,145)	(4,454,783)
Service Class	(2,596,446)	(2,891,232)
Return of capital:
Standard Class	(1)	—
Standard Class II	(23,200)	—
Service Class	(16,722)	—
	(6,765,739)	(7,346,184)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	—	10,000
Standard Class II	11,330,628	12,697,716
Service Class	21,107,877	13,014,514
Reinvestment of dividends and distributions:
Standard Class	226	169
Standard Class II	4,152,345	4,454,783
Service Class	2,613,168	2,891,232
	39,204,244	33,068,414
Cost of shares redeemed:
Standard Class II	(22,784,215)	(22,117,806)
Service Class	(29,255,163)	(23,628,051)
	(52,039,378)	(45,745,857)
Decrease in net assets derived from capital share transactions	(12,835,134)	(12,677,443)
NET INCREASE IN NET ASSETS	15,074,939	22,428,404
NET ASSETS:
Beginning of year	381,251,150	358,822,746
End of year	$396,326,089	$381,251,150
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Balanced Fund-14

LVIP American Century Balanced Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Balanced Fund Standard Class
	Year Ended 12/31/25	4/29/24[1] to 12/31/24

Net asset value, beginning of period	$8.407	$7.840
Income from investment operations:
Net investment income[2]	0.171	0.114
Net realized and unrealized gain	0.646	0.586
Total from investment operations	0.817	0.700
Less dividends and distributions from:
Net investment income	(0.173)	(0.133)
Return of capital	(0.001)	—
Total dividends and distributions	(0.174)	(0.133)
Net asset value, end of period	$9.050	$8.407
Total return[3]	9.73%	8.88%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12	$11
Ratio of expenses to average net assets	0.67%	0.67%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.77%
Ratio of net investment income to average net assets	1.98%	2.02%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.90%	1.92%
Portfolio turnover	96%	75%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Balanced Fund-15

LVIP American Century Balanced Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Balanced Fund Standard Class II
	Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$8.403	$7.650	$6.70	$9.56	$8.73
Income (loss) from investment operations:
Net investment income[2]	0.162	0.158	0.14	0.09	0.06
Net realized and unrealized gain (loss)	0.646	0.765	0.95	(1.57)	1.27
Total from investment operations	0.808	0.923	1.09	(1.48)	1.33
Less dividends and distributions from:
Net investment income	(0.165)	(0.170)	(0.14)	(0.09)	(0.07)
Net realized gain	—	—	—	(1.29)	(0.43)
Return of capital	(0.001)	—	—	—	—
Total dividends and distributions	(0.166)	(0.170)	(0.14)	(1.38)	(0.500)
Net asset value, end of period	$9.045	$8.403	$7.65	$6.70	$9.56
Total return[3]	9.62%	12.06%	16.41%	(17.27% )	15.77%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$230,019	$221,018	$205,828	$184,541	$231,837
Ratio of expenses to average net assets	0.77%	0.77%	0.80%	0.83%	0.83%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.85%	0.88%	0.90%	0.90%	0.88%
Ratio of net investment income to average net assets	1.88%	1.92%	1.90%	1.24%	0.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.80%	1.81%	1.80%	1.17%	0.58%
Portfolio turnover	96%	75%	72%	92%	195%

[1]
The Fund adopted the accounting and performance history of the American Century Investments® VP Balanced Fund Class I, a former portfolio of American Century
Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024.  Pre-inception information shown is that of the Predecessor Fund's Class I shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Balanced Fund-16

LVIP American Century Balanced Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Balanced Fund Service Class
	Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$8.401	$7.650	$6.70	$9.56	$8.73
Income (loss) from investment operations:
Net investment income[2]	0.140	0.137	0.12	0.07	0.03
Net realized and unrealized gain (loss)	0.644	0.765	0.95	(1.57)	1.27
Total from investment operations	0.784	0.902	1.07	(1.50)	1.30
Less dividends and distributions from:
Net investment income	(0.143)	(0.151)	(0.12)	(0.07)	(0.04)
Net realized gain	—	—	—	(1.29)	(0.43)
Return of capital	(0.001)	—	—	—	—
Total dividends and distributions	(0.144)	(0.151)	(0.12)	(1.36)	(0.47)
Net asset value, end of period	$9.041	$8.401	$7.65	$6.70	$9.56
Total return[3]	9.33%	11.79%	16.12%	(17.47% )	15.48%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$166,295	$160,222	$152,995	$134,601	$164,809
Ratio of expenses to average net assets	1.02%	1.02%	1.05%	1.08%	1.08%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.10%	1.13%	1.15%	1.15%	1.13%
Ratio of net investment income to average net assets	1.63%	1.67%	1.65%	0.99%	0.38%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.55%	1.56%	1.55%	0.92%	0.33%
Portfolio turnover	96%	75%	72%	92%	195%

[1]
The Fund adopted the accounting and performance history of the American Century Investments® VP Balanced Fund Class II, a former portfolio of American Century
Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund's Class II shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Balanced Fund-17

LVIP American Century Balanced Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Balanced Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the American Century Investments® VP Balanced Fund, a former portfolio of American Century Variable Portfolios, Inc., (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 29, 2024. The Fund was established as a "shell" fund, organized solely in connection with the reorganization for the purpose of acquiring the assets and liabilities of the Predecessor Fund and continuing the operations of the Predecessor Fund. The Fund had no investment operations or performance history prior to the reorganization date. The Predecessor Fund is the accounting survivor for financial reporting purposes. Pre-inception information for Standard Class II shares and Service Class shares shown is that of the Predecessor Fund’s Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek long-term capital growth and current income.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and
LVIP American Century Balanced Fund-18

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2025, the value and cost of foreign currency held by the LVIP American Century Balanced Fund is $105 and $103 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends and interest are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP American Century Balanced Fund-19

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund’s average daily net assets; and 0.60% of the Fund’s average daily net assets in excess of $500 million.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.67% of the Fund’s average daily net assets for the Standard Class, 0.77% for the Standard Class II and 1.02% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2027	2028	Total
LFI	$243,818	$316,823	$560,641
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$31,461
Legal	5,229
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares and 0.129% of the Fund's average daily net assets for each of the Standard Class II shares and Service Class shares respectively. The fee is calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,599 for the year ended December 31, 2025.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP American Century Balanced Fund-20

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At December 31, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$29,020
Management fees payable to LFI	219,488
Distribution fees payable to LFD	35,428
Printing and mailing fees payable to Lincoln Life	147
Shareholder servicing fees payable to Lincoln Life	43,558
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$221,499,966
Purchases of U.S. government securities	154,668,060
Sales other than U.S. government securities	240,674,253
Sales of U.S. government securities	152,180,087
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$291,422,734
Aggregate unrealized appreciation of investments and derivatives	$114,264,433
Aggregate unrealized depreciation of investments and derivatives	(6,373,903)
Net unrealized appreciation of investments and derivatives	$107,890,530
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP American Century Balanced Fund-21

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$412,644	$—	$412,644
Agency Mortgage-Backed Securities	—	41,551,392	—	41,551,392
Agency Obligations	—	2,070,670	—	2,070,670
Corporate Bonds	—	36,352,242	—	36,352,242
Municipal Bonds	—	1,090,643	—	1,090,643
Non-Agency Asset-Backed Securities	—	6,104,055	—	6,104,055
Non-Agency Collateralized Mortgage Obligations	—	16,620,488	—	16,620,488
Non-Agency Commercial Mortgage-Backed Securities	—	4,109,418	—	4,109,418
Sovereign Bonds	—	440,305	—	440,305
U.S. Treasury Obligations	—	36,691,246	—	36,691,246
Common Stock	244,146,065	901,885	—	245,047,950
Exchange-Traded Funds	2,950,581	—	—	2,950,581
Money Market Fund	5,870,909	—	—	5,870,909
Total Investments	$252,967,555	$146,344,988	$—	$399,312,543
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$790	$—	$790
Futures Contracts	$5,296	$—	$—	$5,296
Liabilities:
Foreign Currency Exchange Contract	$—	$(1)	$—	$(1)
Futures Contracts	$(196,267)	$—	$—	$(196,267)
There were no Level 3 investments at the end of the year.
As a result of utilizing International fair value pricing at December 31, 2025, a portion of the Fund's equity holdings was categorized as Level 2.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales, mark-to-market adjustments on certain derivatives, premium amortization adjustments on certain debt instruments and outstanding straddle loss deferrals.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$6,725,816	$7,346,184
Return of capital	39,923	—
Total	$6,765,739	$7,346,184
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Capital loss carryforward	$(17,991,156)
Other temporary differences	(208,312)
Net unrealized appreciation	107,890,530
Distributable earnings/(accumulated loss)	$89,691,062
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
LVIP American Century Balanced Fund-22

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
 5. Components of Distributable Earnings on a Tax Basis (continued)
As of December 31, 2025, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$17,565,529	$425,627	$17,991,156
In 2025, the Fund utilized $8,658,542 of capital loss carryforwards.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24*
Shares sold:
Standard Class	—	1,275
Standard Class II	1,316,690	1,553,192
Service Class	2,454,624	1,581,941
Shares reinvested:
Standard Class	25	20
Standard Class II	459,432	526,609
Service Class	289,229	341,938
	4,520,000	4,004,975
Shares redeemed:
Standard Class	—	—
Standard Class II	(2,646,778)	(2,698,431)
Service Class	(3,422,836)	(2,862,700)
	(6,069,614)	(5,561,131)
Net decrease	(1,549,614)	(1,556,156)

*	Date of commencement of operations of Standard class is April 29, 2024.
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their
LVIP American Century Balanced Fund-23

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the year ended December 31, 2025, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the year ended December 31, 2025, the Fund entered into CDS contracts as a seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the year ended December 31, 2025, the Fund used CDS contracts to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
LVIP American Century Balanced Fund-24

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Liabilities net of receivables and other assets	$790	Liabilities net of receivables and other assets	$(1)
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	5,296	Liabilities net of receivables and other assets	(196,267)
Total		$6,086		$(196,268)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(132,152)	$(28,074)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(82,025)	128,874
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(80,557)	—
Total		$(294,734)	$100,800
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$529,489	$1,784,034
Futures contracts (average notional value)	15,759,666	2,748,291
CDS contracts (average notional value)	107,692	892,154
9. Risk Factors
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government
LVIP American Century Balanced Fund-25

LVIP American Century Balanced Fund
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Balanced Fund-26

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP American Century Balanced Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP American Century Balanced Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for each of the three years in the period ended December 31, 2023, were audited by another independent registered public accounting firm whose report, dated February 12, 2024, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP American Century Balanced Fund–27

LVIP American Century Capital Appreciation Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP American Century Capital Appreciation Fund

LVIP American Century Capital Appreciation Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.31%
Aerospace & Defense–7.93%
†Axon Enterprise, Inc.	11,509	$6,536,306
Curtiss-Wright Corp.	9,985	5,504,431
HEICO Corp.	16,677	5,396,511
Howmet Aerospace, Inc.	73,821	15,134,782
†Rocket Lab Corp.	67,232	4,690,104
		37,262,134
Banks–0.60%
†NU Holdings Ltd. Class A	168,348	2,818,146
		2,818,146
Biotechnology–3.66%
†Alnylam Pharmaceuticals, Inc.	12,938	5,144,796
†Argenx SE ADR	4,197	3,529,467
†Natera, Inc.	37,227	8,528,333
		17,202,596
Broadline Retail–0.77%
†Coupang, Inc.	153,846	3,629,227
		3,629,227
Building Products–1.12%
Johnson Controls International PLC	43,807	5,245,888
		5,245,888
Capital Markets–4.78%
ARES Management Corp. Class A	43,745	7,070,504
†Coinbase Global, Inc. Class A	7,250	1,639,515
LPL Financial Holdings, Inc.	20,410	7,289,840
MSCI, Inc.	3,074	1,763,646
TPG, Inc.	74,060	4,727,991
		22,491,496
Commercial Services & Supplies–0.96%
Republic Services, Inc.	21,315	4,517,288
		4,517,288
Communications Equipment–0.71%
†Ciena Corp.	14,284	3,340,599
		3,340,599
Construction & Engineering–1.63%
EMCOR Group, Inc.	12,512	7,654,717
		7,654,717
Construction Materials–1.49%
Vulcan Materials Co.	24,570	7,007,855
		7,007,855
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–1.43%
Casey's General Stores, Inc.	9,067	$5,011,421
†Sprouts Farmers Market, Inc.	21,422	1,706,691
		6,718,112
Distributors–0.95%
Pool Corp.	19,575	4,477,781
		4,477,781
Diversified Consumer Services–0.52%
†Bright Horizons Family Solutions, Inc.	13,854	1,404,796
†Duolingo, Inc.	6,056	1,062,828
		2,467,624
Electrical Equipment–2.67%
Hubbell, Inc.	5,033	2,235,206
Vertiv Holdings Co. Class A	63,752	10,328,461
		12,563,667
Electronic Equipment, Instruments & Components–0.75%
†Coherent Corp.	19,203	3,544,298
		3,544,298
Entertainment–2.57%
†ROBLOX Corp. Class A	97,559	7,905,206
†Spotify Technology SA	7,192	4,176,466
		12,081,672
Financial Services–3.04%
†Affirm Holdings, Inc.	60,731	4,520,208
†Corpay, Inc.	22,988	6,917,779
†Toast, Inc. Class A	80,960	2,874,890
		14,312,877
Ground Transportation–0.49%
†XPO, Inc.	16,987	2,308,703
		2,308,703
Health Care Equipment & Supplies–6.22%
†Dexcom, Inc.	142,406	9,451,486
GE HealthCare Technologies, Inc.	89,667	7,354,488
†IDEXX Laboratories, Inc.	5,308	3,591,021
†Insulet Corp.	31,171	8,860,045
		29,257,040
Health Care Providers & Services–1.11%
Cencora, Inc.	15,399	5,201,012
		5,201,012
Health Care Technology–1.38%
†Veeva Systems, Inc. Class A	29,156	6,508,494
		6,508,494
Hotels, Restaurants & Leisure–11.12%
†Chipotle Mexican Grill, Inc.	31,198	1,154,326
LVIP American Century Capital Appreciation Fund-1

LVIP American Century Capital Appreciation Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†DoorDash, Inc. Class A	10,757	$2,436,245
Expedia Group, Inc.	10,144	2,873,897
†Flutter Entertainment PLC	31,397	6,751,611
Hilton Worldwide Holdings, Inc.	60,585	17,403,041
Royal Caribbean Cruises Ltd.	52,796	14,725,860
†Viking Holdings Ltd.	82,811	5,913,534
Wingstop, Inc.	4,278	1,020,260
		52,278,774
Household Durables–0.95%
†TopBuild Corp.	10,673	4,452,669
		4,452,669
Household Products–0.16%
Church & Dwight Co., Inc.	8,979	752,889
		752,889
Independent Power and Renewable Electricity Producers–2.92%
Vistra Corp.	85,212	13,747,252
		13,747,252
Interactive Media & Services–0.97%
†Reddit, Inc. Class A	19,759	4,542,001
		4,542,001
IT Services–3.56%
†Cloudflare, Inc. Class A	61,707	12,165,535
†Snowflake, Inc. Class A	9,630	2,112,437
†Twilio, Inc. Class A	17,236	2,451,649
		16,729,621
Life Sciences Tools & Services–6.12%
Bio-Techne Corp.	126,761	7,454,814
†ICON PLC	28,502	5,193,634
†IQVIA Holdings, Inc.	34,092	7,684,678
West Pharmaceutical Services, Inc.	30,613	8,422,861
		28,755,987
Machinery–0.79%
Crane Co.	20,084	3,704,092
		3,704,092
Media–0.43%
†Trade Desk, Inc. Class A	52,719	2,001,213
		2,001,213
Oil, Gas & Consumable Fuels–2.82%
Expand Energy Corp.	32,423	3,578,202
Permian Resources Corp.	188,347	2,642,508
Targa Resources Corp.	38,025	7,015,613
		13,236,323
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services–1.59%
†CACI International, Inc. Class A	5,895	$3,140,915
Equifax, Inc.	19,937	4,325,930
		7,466,845
Semiconductors & Semiconductor Equipment–4.41%
†Astera Labs, Inc.	15,900	2,645,124
†Lattice Semiconductor Corp.	80,414	5,916,862
Monolithic Power Systems, Inc.	10,831	9,816,785
†ON Semiconductor Corp.	43,397	2,349,948
		20,728,719
Software–8.67%
†Cadence Design Systems, Inc.	23,356	7,300,618
†Datadog, Inc. Class A	65,846	8,954,398
†Fair Isaac Corp.	5,990	10,126,814
†HubSpot, Inc.	12,145	4,873,788
†Samsara, Inc. Class A	101,322	3,591,865
†Zscaler, Inc.	26,225	5,898,527
		40,746,010
Specialty Retail–5.45%
†Burlington Stores, Inc.	23,480	6,782,198
†Carvana Co.	26,690	11,263,714
Tractor Supply Co.	151,864	7,594,719
		25,640,631
Technology Hardware, Storage & Peripherals–0.40%
†Pure Storage, Inc. Class A	27,867	1,867,368
		1,867,368
Textiles, Apparel & Luxury Goods–1.54%
†On Holding AG Class A	111,302	5,173,317
Tapestry, Inc.	16,136	2,061,697
		7,235,014
Trading Companies & Distributors–2.63%
Fastenal Co.	170,910	6,858,618
WESCO International, Inc.	22,436	5,488,743
		12,347,361
Total Common Stock (Cost $374,069,823)		466,843,995

MONEY MARKET FUND–0.42%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.74%)	1,985,018	1,985,018
Total Money Market Fund (Cost $1,985,018)		1,985,018

LVIP American Century Capital Appreciation Fund-2

LVIP American Century Capital Appreciation Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–99.73% (Cost $376,054,841)	$468,829,013
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.27%	1,248,208
NET ASSETS APPLICABLE TO 30,211,519 SHARES OUTSTANDING–100.00%	$470,077,221
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY CAPITAL APPRECIATION FUND STANDARD CLASS ($345,150,111 / 21,903,417 Shares)	$15.758
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY CAPITAL APPRECIATION FUND STANDARD CLASS II ($94,451,795 / 6,230,298 Shares)	$15.160
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY CAPITAL APPRECIATION FUND SERVICE CLASS ($30,475,315 / 2,077,804 Shares)	$14.667
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$306,843,890
Distributable earnings/(accumulated loss)	163,233,331
TOTAL NET ASSETS	$470,077,221

†Non-income producing.

★Includes $26,837 expense reimbursement receivable from Lincoln Financial Investments Corporation, $453,885 payable for fund shares redeemed, $7,397 other accrued expenses payable, $264,495 due to manager and affiliates, $17,117 payable for audit fee and $19,118 payable for fund accounting fee as of December 31, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Capital Appreciation Fund-3

LVIP American Century Capital Appreciation Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$2,190,270
EXPENSES:
Management fees	2,710,230
Shareholder servicing fees	379,610
Accounting and administration expenses	97,522
Distribution fees-Service Class	59,992
Professional fees	51,131
Trustees’ fees and expenses	14,354
Reports and statements to shareholders	12,977
Consulting fees	8,587
Custodian fees	6,403
Pricing fees	3,559
Other	15,469
3,359,834
Less:
Expenses reimbursed	(254,351)
Total operating expenses	3,105,483
NET INVESTMENT LOSS	(915,213)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	87,026,517
Foreign currencies	2,210
Foreign currency exchange contracts	22,129
Net realized gain	87,050,856
Net change in unrealized appreciation (depreciation) of:
Investments	(53,195,451)
Foreign currencies	(2)
Foreign currency exchange contracts	(11,677)
Net change in unrealized appreciation (depreciation)	(53,207,130)
NET REALIZED AND UNREALIZED GAIN	33,843,726
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,928,513
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Capital Appreciation Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(915,213)	$(681,232)
Net realized gain	87,050,856	79,519,466
Net change in unrealized appreciation (depreciation)	(53,207,130)	26,818,710
Net increase in net assets resulting from operations	32,928,513	105,656,944
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(56,923,479)	(22,310,740)
Standard Class II	(15,585,989)	(5,130,784)
Service Class	(4,523,367)	(492,913)
	(77,032,835)	(27,934,437)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,891,453	5,189,560
Standard Class II	17,423,999	9,356,089
Service Class	23,799,205	10,690,857
Reinvestment of dividends and distributions:
Standard Class	56,923,479	22,310,740
Standard Class II	15,585,989	5,130,784
Service Class	4,523,367	492,913
	124,147,492	53,170,943
Cost of shares redeemed:
Standard Class	(73,665,883)	(63,062,166)
Standard Class II	(19,506,442)	(14,447,108)
Service Class	(8,906,563)	(2,224,367)
	(102,078,888)	(79,733,641)
Increase (decrease) in net assets derived from capital share transactions	22,068,604	(26,562,698)
NET INCREASE (DECREASE) IN NET ASSETS	(22,035,718)	51,159,809
NET ASSETS:
Beginning of year	492,112,939	440,953,130
End of year	$470,077,221	$492,112,939
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Capital Appreciation Fund-4

LVIP American Century Capital Appreciation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Capital Appreciation Fund Standard Class
	Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$17.297	$14.600	$12.07	$19.03	$19.50
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.022)	(0.015)	— [3]	(0.02)	(0.06)
Net realized and unrealized gain (loss)	1.312	3.681	2.55	(4.92)	2.00
Total from investment operations	1.290	3.666	2.55	(4.94)	1.94
Less dividends and distributions from:
Net investment income	(0.008)	—	—	—	—
Net realized gain	(2.821)	(0.969)	(0.02)	(2.02)	(2.41)
Total dividends and distributions	(2.829)	(0.969)	(0.02)	(2.02)	(2.41)
Net asset value, end of period	$15.758	$17.297	$14.60	$12.07	$19.03
Total return[4]	6.95%	25.37%	21.14%	(27.92% )	11.57%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$345,150	$387,301	$360,677	$342,863	$527,924
Ratio of expenses to average net assets	0.57%	0.57%	0.57%	0.57%	0.56%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.62%	0.63%	0.65%	0.65%	0.64%
Ratio of net investment loss to average net assets	(0.13% )	(0.09% )	— [5]	(0.12% )	(0.30% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.18% )	(0.15% )	(0.08% )	(0.20% )	(0.38% )
Portfolio turnover	91%	74%	58%	52%	41%

[1]
The Fund adopted the accounting and performance history of the Class Y shares of the American Century Investments® VP Capital Appreciation Fund,  a former portfolio of American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class Y shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]	Per-share amount was less than $0.005.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]	Ratio was less than 0.005%.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Capital Appreciation Fund-5

LVIP American Century Capital Appreciation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Capital Appreciation Fund Standard Class II
	Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$16.766	$14.220	$11.80	$18.71	$19.27
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.058)	(0.055)	(0.05)	(0.06)	(0.12)
Net realized and unrealized gain (loss)	1.273	3.570	2.49	(4.83)	1.97
Total from investment operations	1.215	3.515	2.44	(4.89)	1.85
Less dividends and distributions from:
Net realized gain	(2.821)	(0.969)	(0.02)	(2.02)	(2.41)
Total dividends and distributions	(2.821)	(0.969)	(0.02)	(2.02)	(2.41)
Net asset value, end of period	$15.160	$16.766	$14.22	$11.80	$18.71
Total return[3]	6.72%	24.98%	20.69%	(28.11% )	11.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$94,452	$90,665	$76,651	$79,646	$121,050
Ratio of expenses to average net assets	0.79%	0.79%	0.92%	0.92%	0.91%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.84%	0.85%	1.00%	1.00%	0.99%
Ratio of net investment loss to average net assets	(0.35% )	(0.31% )	(0.35% )	(0.47% )	(0.65% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.40% )	(0.37% )	(0.43% )	(0.55% )	(0.73% )
Portfolio turnover	91%	74%	58%	52%	41%

[1]
The Fund adopted the accounting and performance history of the Class I shares of the American Century Investments® VP Capital Appreciation Fund,  a former portfolio of American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class I shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Capital Appreciation Fund-6

LVIP American Century Capital Appreciation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Capital Appreciation Fund Service Class
	Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$16.328	$13.890	$11.54	$18.37	$18.99
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.081)	(0.075)	(0.06)	(0.08)	(0.14)
Net realized and unrealized gain (loss)	1.241	3.482	2.43	(4.73)	1.93
Total from investment operations	1.160	3.407	2.37	(4.81)	1.79
Less dividends and distributions from:
Net realized gain	(2.821)	(0.969)	(0.02)	(2.02)	(2.41)
Total dividends and distributions	(2.821)	(0.969)	(0.02)	(2.02)	(2.41)
Net asset value, end of period	$14.667	$16.328	$13.89	$11.54	$18.37
Total return[3]	6.56%	24.79%	20.55%	(28.25% )	11.05%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$30,475	$14,147	$3,625	$3,569	$5,485
Ratio of expenses to average net assets	0.94%	0.94%	1.07%	1.07%	1.06%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.99%	1.00%	1.15%	1.15%	1.14%
Ratio of net investment loss to average net assets	(0.50% )	(0.46% )	(0.50% )	(0.62% )	(0.80% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.55% )	(0.52% )	(0.58% )	(0.70% )	(0.88% )
Portfolio turnover	91%	74%	58%	52%	41%

[1]
The Fund adopted the accounting and performance history of the Class II shares of the American Century Investments® VP Capital Appreciation Fund,  a former portfolio of American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s
Class II shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Capital Appreciation Fund-7

LVIP American Century Capital Appreciation Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Capital Appreciation Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a  management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the American Century Investments® VP Capital Appreciation Fund, a former portfolio of American Century Variable Portfolios, Inc., (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 29, 2024. The Fund was established as a "shell" fund, organized solely in connection with the reorganization for the purpose of acquiring the assets and liabilities of the Predecessor Fund and continuing the operations of the Predecessor Fund. The Fund had no investment operations or performance history prior to the reorganization date. The Predecessor Fund is the accounting survivor for financial reporting purposes. Pre-inception information for Standard Class, Standard Class II shares and Service Class shares shown is that of the Predecessor Fund’s Class Y, Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek capital growth.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
LVIP American Century Capital Appreciation Fund-8

LVIP American Century Capital Appreciation Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.55% of the first $1 billion of the Fund’s average daily net assets; and 0.50% of the Fund’s average daily net assets in excess of $1 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.57% of the Fund’s average daily net assets for the Standard Class, 0.79% for the Standard Class II  and 0.94% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
LVIP American Century Capital Appreciation Fund-9

LVIP American Century Capital Appreciation Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
	Expiration Date
	2027	2028	Total
LFI	$180,893	$254,351	$435,244
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$40,959
Legal	6,775
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares, 0.249% of the Fund's average daily net assets for the Standard Class II shares and 0.149% of the Fund's average daily net assets for the Service Class shares, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $146 for the year ended December 31, 2025.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$26,837
Management fees payable to LFI	225,107
Distribution fees payable to LFD	6,429
Shareholder servicing fees payable to Lincoln Life	32,959
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the year ended December 31, 2025, the Fund engaged in securities purchases of $48,164.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$446,958,087
Sales	504,877,370
LVIP American Century Capital Appreciation Fund-10

LVIP American Century Capital Appreciation Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$380,084,164
Aggregate unrealized appreciation of investments	$111,351,945
Aggregate unrealized depreciation of investments	(22,607,096)
Net unrealized appreciation of investments	$88,744,849
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$466,843,995	$—	$—	$466,843,995
Money Market Fund	1,985,018	—	—	1,985,018
Total Investments	$468,829,013	$—	$—	$468,829,013
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales and mark-to-market adjustments on passive foreign investment companies ("PFICs").   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$16,310,591	$12,682,757
Long-term capital gains	60,722,244	15,251,680
Total	$77,032,835	$27,934,437
LVIP American Century Capital Appreciation Fund-11

LVIP American Century Capital Appreciation Fund
Notes to Financial Statements (continued)
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$1,543,753
Undistributed long-term capital gains	72,944,729
Net unrealized appreciation	88,744,849
Distributable earnings/(accumulated loss)	$163,233,331
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	331,351	312,506
Standard Class II	1,007,496	599,539
Service Class	1,460,323	716,311
Shares reinvested:
Standard Class	3,431,526	1,326,689
Standard Class II	975,792	313,445
Service Class	292,608	29,885
	7,499,096	3,298,375
Shares redeemed:
Standard Class	(4,250,757)	(3,944,098)
Standard Class II	(1,160,627)	(896,697)
Service Class	(541,588)	(140,795)
	(5,952,972)	(4,981,590)
Net increase (decrease)	1,546,124	(1,683,215)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency
LVIP American Century Capital Appreciation Fund-12

LVIP American Century Capital Appreciation Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the year ended December 31, 2025, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$22,129	$(11,677)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$124,160	$270,931
9. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
LVIP American Century Capital Appreciation Fund-13

LVIP American Century Capital Appreciation Fund
Notes to Financial Statements (continued)
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Capital Appreciation Fund-14

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP American Century Capital Appreciation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP American Century Capital Appreciation Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for each of the three years in the period ended December 31, 2023, were audited by another independent registered public accounting firm whose report, dated February 12, 2024, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP American Century Capital Appreciation Fund–15

LVIP American Century Disciplined Core Value Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP American Century Disciplined Core Value Fund

LVIP American Century Disciplined Core Value Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.14%
Aerospace & Defense–0.82%
Lockheed Martin Corp.	4,309	$2,084,134
		2,084,134
Air Freight & Logistics–0.85%
FedEx Corp.	7,036	2,032,419
United Parcel Service, Inc. Class B	1,226	121,607
		2,154,026
Automobile Components–1.01%
†Aptiv PLC	17,925	1,363,913
Autoliv, Inc.	3,656	433,967
BorgWarner, Inc.	17,183	774,266
		2,572,146
Banks–11.29%
Bank of America Corp.	61,725	3,394,875
Citigroup, Inc.	53,577	6,251,900
JPMorgan Chase & Co.	30,565	9,848,654
Truist Financial Corp.	61,922	3,047,182
U.S. Bancorp	100,127	5,342,777
Wells Fargo & Co.	8,641	805,341
		28,690,729
Beverages–0.40%
†Monster Beverage Corp.	7,047	540,294
PepsiCo, Inc.	3,381	485,241
		1,025,535
Biotechnology–4.19%
AbbVie, Inc.	8,702	1,988,320
Amgen, Inc.	3,858	1,262,762
†Exelixis, Inc.	8,823	386,712
Gilead Sciences, Inc.	37,653	4,621,529
†Incyte Corp.	9,175	906,215
†Neurocrine Biosciences, Inc.	4,633	657,098
†United Therapeutics Corp.	550	267,987
†Vertex Pharmaceuticals, Inc.	1,196	542,219
		10,632,842
Broadline Retail–0.81%
†Amazon.com, Inc.	6,183	1,427,160
Dillard's, Inc. Class A	650	394,121
eBay, Inc.	2,690	234,299
		2,055,580
Building Products–1.15%
A.O. Smith Corp.	7,769	519,591
Allegion PLC	4,708	749,608
AZZ, Inc.	1,973	211,466
Griffon Corp.	5,346	393,733
Masco Corp.	16,282	1,033,255
		2,907,653
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets–2.14%
Cboe Global Markets, Inc.	8,691	$2,181,441
Houlihan Lokey, Inc.	771	134,300
Interactive Brokers Group, Inc. Class A	29,851	1,919,718
MSCI, Inc.	2,093	1,200,817
		5,436,276
Chemicals–0.44%
†Axalta Coating Systems Ltd.	11,537	372,761
Cabot Corp.	7,146	473,637
NewMarket Corp.	389	267,344
		1,113,742
Commercial Services & Supplies–0.27%
MSA Safety, Inc.	1,184	189,606
Veralto Corp.	5,068	505,685
		695,291
Communications Equipment–1.20%
†Arista Networks, Inc.	2,027	265,598
Cisco Systems, Inc.	19,412	1,495,306
†F5, Inc.	4,992	1,274,258
		3,035,162
Construction & Engineering–1.14%
†API Group Corp.	4,538	173,624
EMCOR Group, Inc.	2,109	1,290,265
Granite Construction, Inc.	3,273	377,541
†MasTec, Inc.	493	107,163
Primoris Services Corp.	1,365	169,451
Valmont Industries, Inc.	1,928	775,673
		2,893,717
Consumer Staples Distribution & Retail–5.35%
Dollar General Corp.	16,856	2,237,971
Kroger Co.	47,211	2,949,743
†Maplebear, Inc.	11,328	509,533
†Sprouts Farmers Market, Inc.	5,946	473,718
Sysco Corp.	17,043	1,255,899
Target Corp.	30,697	3,000,632
†U.S. Foods Holding Corp.	16,536	1,245,492
Walmart, Inc.	17,112	1,906,448
		13,579,436
Containers & Packaging–0.36%
Crown Holdings, Inc.	8,960	922,611
		922,611
Diversified Consumer Services–0.22%
ADT, Inc.	14,563	117,523
†Frontdoor, Inc.	1,468	84,689
†Stride, Inc.	5,548	360,232
		562,444
LVIP American Century Disciplined Core Value Fund-1

LVIP American Century Disciplined Core Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services–2.40%
AT&T, Inc.	51,732	$1,285,023
Verizon Communications, Inc.	118,270	4,817,137
		6,102,160
Electric Utilities–0.54%
Evergy, Inc.	19,006	1,377,745
		1,377,745
Electrical Equipment–0.95%
Acuity, Inc.	2,272	818,011
†Generac Holdings, Inc.	4,594	626,484
†Nextpower, Inc. Class A	7,152	623,010
Regal Rexnord Corp.	2,447	343,363
		2,410,868
Electronic Equipment, Instruments & Components–1.68%
Jabil, Inc.	1,813	413,400
TE Connectivity PLC	12,988	2,954,900
†Zebra Technologies Corp. Class A	3,737	907,418
		4,275,718
Energy Equipment & Services–2.01%
SLB Ltd.	94,919	3,642,991
TechnipFMC PLC	32,587	1,452,077
		5,095,068
Entertainment–0.28%
†Roku, Inc.	1,639	177,815
†Spotify Technology SA	906	526,123
		703,938
Financial Services–5.10%
†Affirm Holdings, Inc.	3,911	291,096
†Berkshire Hathaway, Inc. Class B	7,297	3,667,837
†Block, Inc.	11,344	738,381
†Fiserv, Inc.	1,987	133,467
Global Payments, Inc.	15,214	1,177,564
Mastercard, Inc. Class A	6,098	3,481,226
PayPal Holdings, Inc.	51,561	3,010,131
Visa, Inc. Class A	1,333	467,496
		12,967,198
Food Products–0.44%
J.M. Smucker Co.	6,955	680,268
Tyson Foods, Inc. Class A	7,419	434,902
		1,115,170
Ground Transportation–0.32%
†Lyft, Inc. Class A	11,763	227,849
†Uber Technologies, Inc.	7,029	574,340
		802,189
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–1.57%
†Align Technology, Inc.	5,392	$841,961
†LivaNova PLC	4,571	281,253
Medtronic PLC	29,845	2,866,911
		3,990,125
Health Care Providers & Services–4.41%
Cardinal Health, Inc.	3,267	671,369
Cigna Group	3,391	933,305
HCA Healthcare, Inc.	9,333	4,357,204
Labcorp Holdings, Inc.	1,391	348,974
Quest Diagnostics, Inc.	1,683	292,051
UnitedHealth Group, Inc.	13,952	4,605,695
		11,208,598
Hotel & Resort REITs–0.31%
Host Hotels & Resorts, Inc.	43,637	773,684
		773,684
Hotels, Restaurants & Leisure–1.85%
†Airbnb, Inc. Class A	4,128	560,252
Booking Holdings, Inc.	150	803,300
†DoorDash, Inc. Class A	3,677	832,767
Expedia Group, Inc.	7,009	1,985,720
Yum! Brands, Inc.	3,494	528,572
		4,710,611
Household Durables–0.15%
DR Horton, Inc.	2,647	381,247
		381,247
Household Products–2.28%
Church & Dwight Co., Inc.	2,908	243,836
Colgate-Palmolive Co.	29,546	2,334,725
Procter & Gamble Co.	22,491	3,223,185
		5,801,746
Insurance–3.97%
Allstate Corp.	2,130	443,359
Everest Group Ltd.	617	209,379
Hartford Insurance Group, Inc.	16,731	2,305,532
Progressive Corp.	18,212	4,147,237
Travelers Cos., Inc.	5,567	1,614,764
W.R. Berkley Corp.	19,572	1,372,389
		10,092,660
Interactive Media & Services–3.43%
Alphabet, Inc. Class A	20,466	6,420,034
†Cargurus, Inc.	10,754	412,416
Match Group, Inc.	17,944	579,412
Meta Platforms, Inc. Class A	1,477	974,953
†Pinterest, Inc. Class A	12,586	325,851
		8,712,666
LVIP American Century Disciplined Core Value Fund-2

LVIP American Century Disciplined Core Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services–1.96%
Cognizant Technology Solutions Corp. Class A	6,859	$569,297
International Business Machines Corp.	12,181	3,608,134
†Twilio, Inc. Class A	5,611	798,109
		4,975,540
Leisure Products–0.19%
†Mattel, Inc.	24,131	478,759
		478,759
Machinery–4.48%
Caterpillar, Inc.	1,088	623,283
Cummins, Inc.	9,634	4,917,675
Donaldson Co., Inc.	8,650	766,909
Flowserve Corp.	13,516	937,740
Lincoln Electric Holdings, Inc.	3,259	780,987
†Middleby Corp.	1,798	267,309
Mueller Industries, Inc.	8,265	948,822
Oshkosh Corp.	4,986	626,391
Parker-Hannifin Corp.	331	290,936
Snap-on, Inc.	724	249,490
Toro Co.	7,620	599,846
Watts Water Technologies, Inc. Class A	1,307	360,758
		11,370,146
Media–2.45%
Comcast Corp. Class A	144,669	4,324,156
Fox Corp. Class A	20,390	1,489,897
Nexstar Media Group, Inc.	2,051	416,456
		6,230,509
Metals & Mining–1.43%
Newmont Corp.	24,553	2,451,617
Reliance, Inc.	4,048	1,169,346
		3,620,963
Multi-Utilities–0.98%
Consolidated Edison, Inc.	7,043	699,511
WEC Energy Group, Inc.	17,044	1,797,460
		2,496,971
Oil, Gas & Consumable Fuels–1.78%
APA Corp.	5,130	125,480
ConocoPhillips	16,372	1,532,583
Devon Energy Corp.	50,084	1,834,577
Exxon Mobil Corp.	3,618	435,390
Permian Resources Corp.	42,196	592,010
		4,520,040
Personal Care Products–0.13%
†BellRing Brands, Inc.	12,001	320,787
		320,787
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals–6.22%
†Jazz Pharmaceuticals PLC	4,522	$768,740
Johnson & Johnson	38,825	8,034,834
Merck & Co., Inc.	66,571	7,007,263
		15,810,837
Professional Services–0.84%
Broadridge Financial Solutions, Inc.	1,067	238,122
†Huron Consulting Group, Inc.	2,264	391,468
Leidos Holdings, Inc.	8,307	1,498,583
		2,128,173
Real Estate Management & Development–0.34%
†Jones Lang LaSalle, Inc.	2,586	870,111
		870,111
Semiconductors & Semiconductor Equipment–5.46%
Amkor Technology, Inc.	11,193	441,900
Applied Materials, Inc.	1,507	387,284
Broadcom, Inc.	2,983	1,032,416
†Cirrus Logic, Inc.	3,855	456,818
KLA Corp.	2,816	3,421,665
Marvell Technology, Inc.	9,394	798,302
Micron Technology, Inc.	7,881	2,249,316
NVIDIA Corp.	751	140,062
QUALCOMM, Inc.	28,824	4,930,345
		13,858,108
Software–4.75%
†Adobe, Inc.	10,642	3,724,594
†AppLovin Corp. Class A	2,060	1,388,069
†Docusign, Inc.	6,046	413,546
Microsoft Corp.	1,220	590,017
†RingCentral, Inc. Class A	13,917	401,923
Salesforce, Inc.	12,620	3,343,164
†ServiceNow, Inc.	960	147,062
†Workday, Inc. Class A	1,565	336,131
†Zoom Communications, Inc. Class A	20,032	1,728,561
		12,073,067
Specialized REITs–0.54%
Public Storage	5,295	1,374,053
		1,374,053
Specialty Retail–1.51%
Bath & Body Works, Inc.	14,527	291,702
Best Buy Co., Inc.	14,436	966,201
Gap, Inc.	13,116	335,770
Lowe's Cos., Inc.	5,136	1,238,598
Penske Automotive Group, Inc.	778	123,150
Signet Jewelers Ltd.	4,050	335,664
†Ulta Beauty, Inc.	916	554,189
		3,845,274
LVIP American Century Disciplined Core Value Fund-3

LVIP American Century Disciplined Core Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–1.18%
Apple, Inc.	5,523	$1,501,483
Dell Technologies, Inc. Class C	3,096	389,724
NetApp, Inc.	9,320	998,079
†Sandisk Corp.	494	117,266
		3,006,552
Textiles, Apparel & Luxury Goods–0.34%
†Deckers Outdoor Corp.	8,134	843,252
Ralph Lauren Corp.	55	19,448
		862,700
Trading Companies & Distributors–1.16%
†Core & Main, Inc. Class A	4,506	234,177
†DNOW, Inc.	19,513	258,547
Ferguson Enterprises, Inc.	9,593	2,135,690
MSC Industrial Direct Co., Inc. Class A	3,911	328,915
		2,957,329
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services–0.07%
Millicom International Cellular SA	3,258	$180,624
		180,624
Total Common Stock (Cost $195,405,771)		251,863,258

MONEY MARKET FUND–0.86%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.74%)	2,170,210	2,170,210
Total Money Market Fund (Cost $2,170,210)		2,170,210

TOTAL INVESTMENTS–100.00% (Cost $197,575,981)	254,033,468
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.00%	9,858
NET ASSETS APPLICABLE TO 26,246,096 SHARES OUTSTANDING–100.00%	$254,043,326
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY DISCIPLINED CORE VALUE FUND STANDARD CLASS ($12,268 / 1,267 Shares)	$9.681
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY DISCIPLINED CORE VALUE FUND STANDARD CLASS II ($216,741,661 / 22,390,572 Shares)	$9.680
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY DISCIPLINED CORE VALUE FUND SERVICE CLASS ($37,289,397 / 3,854,257 Shares)	$9.675
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$168,999,736
Distributable earnings/(accumulated loss)	85,043,590
TOTAL NET ASSETS	$254,043,326

†Non-income producing.

★Includes $23,187 expense reimbursement receivable from Lincoln Financial Investments Corporation, $136,941 payable for fund shares redeemed, $5,118 other accrued expenses payable, $154,950 due to manager and affiliates, $16,401 payable for audit fee and $15,612 payable for fund accounting fee as of December 31, 2025.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Disciplined Core Value Fund-4

LVIP American Century Disciplined Core Value Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$6,326,478
EXPENSES:
Management fees	1,726,880
Shareholder servicing fees	405,021
Distribution fees-Service Class	89,938
Accounting and administration expenses	69,829
Professional fees	54,977
Reports and statements to shareholders	20,005
Trustees’ fees and expenses	9,381
Consulting fees	6,709
Custodian fees	4,171
Pricing fees	2,617
Other	10,336
2,399,864
Less:
Expenses reimbursed	(80,692)
Total operating expenses	2,319,172
NET INVESTMENT INCOME	4,007,306
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	31,539,897
Foreign currencies	2,612
Net realized gain	31,542,509
Net change in unrealized appreciation (depreciation) of:
Investments	6,979,935
Foreign currencies	(423)
Net change in unrealized appreciation (depreciation)	6,979,512
NET REALIZED AND UNREALIZED GAIN	38,522,021
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,529,327
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Disciplined Core Value Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,007,306	$4,137,734
Net realized gain	31,542,509	40,618,660
Net change in unrealized appreciation (depreciation)	6,979,512	(3,103,252)
Net increase in net assets resulting from operations	42,529,327	41,653,142
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(210)	(109)
Standard Class II	(3,450,310)	(3,901,664)
Service Class	(512,351)	(372,054)
	(3,962,871)	(4,273,827)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	—	10,000
Standard Class II	11,522,002	10,804,264
Service Class	6,522,451	4,294,223
Reinvestment of dividends and distributions:
Standard Class	210	109
Standard Class II	3,450,310	3,901,664
Service Class	512,351	372,054
	22,007,324	19,382,314
Cost of shares redeemed:
Standard Class II	(124,889,680)	(54,832,583)
Service Class	(8,689,886)	(6,057,291)
	(133,579,566)	(60,889,874)
Decrease in net assets derived from capital share transactions	(111,572,242)	(41,507,560)
NET DECREASE IN NET ASSETS	(73,005,786)	(4,128,245)
NET ASSETS:
Beginning of year	327,049,112	331,177,357
End of year	$254,043,326	$327,049,112
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Disciplined Core Value Fund-5

LVIP American Century Disciplined Core Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Disciplined Core Value Fund Standard Class
	Year Ended 12/31/25	4/29/24[1] to 12/31/24

Net asset value, beginning of period	$8.569	$8.110
Income from investment operations:
Net investment income[2]	0.126	0.079
Net realized and unrealized gain	1.155	0.468
Total from investment operations	1.281	0.547
Less dividends and distributions from:
Net investment income	(0.169)	(0.088)
Total dividends and distributions	(0.169)	(0.088)
Net asset value, end of period	$9.681	$8.569
Total return[3]	14.97%	6.70%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12	$11
Ratio of expenses to average net assets	0.61%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.64%	0.65%
Ratio of net investment income to average net assets	1.40%	1.35%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.37%	1.31%
Portfolio turnover	104%	83%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Disciplined Core Value Fund-6

LVIP American Century Disciplined Core Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Disciplined Core Value Fund Standard Class II
	Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$8.565	$7.670	$7.17	$10.72	$10.28
Income (loss) from investment operations:
Net investment income[2]	0.116	0.105	0.11	0.14	0.11
Net realized and unrealized gain (loss)	1.154	0.901	0.50	(1.20)	2.13
Total from investment operations	1.270	1.006	0.61	(1.06)	2.24
Less dividends and distributions from:
Net investment income	(0.155)	(0.111)	(0.11)	(0.14)	(0.11)
Net realized gain	—	—	—	(2.35)	(1.69)
Total dividends and distributions	(0.155)	(0.111)	(0.11)	(2.49)	(1.80)
Net asset value, end of period	$9.680	$8.565	$7.67	$7.17	$10.72
Total return[3]	14.86%	13.09%	8.65%	(12.74% )	23.65%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$216,742	$292,641	$299,110	$326,453	$410,287
Ratio of expenses to average net assets	0.71%	0.71%	0.71%	0.71%	0.70%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.74%	0.74%	—	—	—
Ratio of net investment income to average net assets	1.30%	1.25%	1.51%	1.77%	1.09%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.27%	1.22%	—	—	—
Portfolio turnover	104%	83%	109%	217%	248%

[1]
The Fund adopted the accounting and performance history of the American Century Investments® VP Disciplined Core Value Fund Class I, a former portfolio of American
Century Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024.  Pre-inception information shown is that of the Predecessor Fund's Class I shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Disciplined Core Value Fund-7

LVIP American Century Disciplined Core Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Disciplined Core Value Fund Service Class
	Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$8.565	$7.670	$7.18	$10.72	$10.28
Income (loss) from investment operations:
Net investment income[2]	0.094	0.084	0.09	0.12	0.09
Net realized and unrealized gain (loss)	1.152	0.903	0.49	(1.19)	2.13
Total from investment operations	1.246	0.987	0.58	(1.07)	2.22
Less dividends and distributions from:
Net investment income	(0.136)	(0.092)	(0.09)	(0.12)	(0.09)
Net realized gain	—	—	—	(2.35)	(1.69)
Total dividends and distributions	(0.136)	(0.092)	(0.09)	(2.47)	(1.78)
Net asset value, end of period	$9.675	$8.565	$7.67	$7.18	$10.72
Total return[3]	14.56%	12.84%	8.24%	(12.83% )	23.34%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$37,289	$34,397	$32,068	$34,590	$40,762
Ratio of expenses to average net assets	0.96%	0.96%	0.96%	0.96%	0.95%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.99%	0.99%	0.96%	0.96%	0.95%
Ratio of net investment income to average net assets	1.05%	1.00%	1.26%	1.52%	0.84%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.02%	0.97%	1.26%	1.52%	0.84%
Portfolio turnover	104%	83%	109%	217%	248%

[1]
The Fund adopted the accounting and performance history of the American Century Investments® VP Disciplined Core Value Fund Class II, a former portfolio of
American Century Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund's Class II shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Disciplined Core Value Fund-8

LVIP American Century Disciplined Core Value Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Disciplined Core Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the American Century Investments® VP Disciplined Core Value Fund, a former portfolio of American Century Variable Portfolios, Inc., (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 29, 2024. The Fund was established as a "shell" fund, organized solely in connection with the reorganization for the purpose of acquiring the assets and liabilities of the Predecessor Fund and continuing the operations of the Predecessor Fund. The Fund had no investment operations or performance history prior to the reorganization date. The Predecessor Fund is the accounting survivor for financial reporting purposes. Pre-inception information for Standard Class II shares and Service Class shares shown is that of the Predecessor Fund’s Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek capital growth.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
LVIP American Century Disciplined Core Value Fund-9

LVIP American Century Disciplined Core Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.55% of the first $5 billion of the Fund’s average daily net assets; and 0.50% of the Fund’s average daily net assets in excess of $5 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.61% of the Fund’s average daily net assets for the Standard Class, 0.71% for the Standard Class II  and 0.96% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2025, LFI has not recouped any previously reimbursed Fund expenses.
LVIP American Century Disciplined Core Value Fund-10

LVIP American Century Disciplined Core Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2027	2028	Total
LFI	$83,574	$80,692	$164,266
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$26,554
Legal	4,372
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares and 0.129% of the Fund's average daily net assets for each of the Standard Class II shares and Service Class shares respectively. The fee is calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $32 for the year ended December 31, 2025.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$23,187
Management fees payable to LFI	119,104
Distribution fees payable to LFD	7,912
Shareholder servicing fees payable to Lincoln Life	27,934
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the year ended December 31, 2025, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$325,829,433
Sales	437,184,860
LVIP American Century Disciplined Core Value Fund-11

LVIP American Century Disciplined Core Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$201,086,947
Aggregate unrealized appreciation of investments	$57,303,685
Aggregate unrealized depreciation of investments	(4,357,662)
Net unrealized appreciation of investments	$52,946,023
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$251,863,258	$—	$—	$251,863,258
Money Market Fund	2,170,210	—	—	2,170,210
Total Investments	$254,033,468	$—	$—	$254,033,468
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$3,962,871	$4,273,827
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$50,730
Undistributed long-term capital gains	32,046,837
Net unrealized appreciation	52,946,023
Distributable earnings/(accumulated loss)	$85,043,590
LVIP American Century Disciplined Core Value Fund-12

LVIP American Century Disciplined Core Value Fund
Notes to Financial Statements (continued)
 5. Components of Distributable Earnings on a Tax Basis (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
In 2025, the Fund utilized $1,831,060 of capital loss carryforwards.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24*
Shares sold:
Standard Class	—	1,233
Standard Class II	1,284,324	1,290,592
Service Class	736,618	514,749
Shares reinvested:
Standard Class	22	12
Standard Class II	361,239	445,490
Service Class	53,664	42,449
	2,435,867	2,294,525
Shares redeemed:
Standard Class	—	—
Standard Class II	(13,420,943)	(6,586,855)
Service Class	(952,207)	(723,083)
	(14,373,150)	(7,309,938)
Net decrease	(11,937,283)	(5,015,413)

*	Date of commencement of operations of Standard class is April 29, 2024.
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government
LVIP American Century Disciplined Core Value Fund-13

LVIP American Century Disciplined Core Value Fund
Notes to Financial Statements (continued)
 8. Risk Factors (continued)
restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
11. Subsequent Events
At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) on December 8-9, 2025, the Board approved changes to the name and strategy of the Fund, effective on or about May 1, 2026 (“Effective Date”). The name of the Fund will be the LVIP Avantis Large Cap Value Fund.
Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Disciplined Core Value Fund-14

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP American Century Disciplined Core Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP American Century Disciplined Core Value Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for each of the three years in the period ended December 31, 2023, were audited by another independent registered public accounting firm whose report, dated February 12, 2024, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP American Century Disciplined Core Value Fund–15

LVIP American Century Inflation Protection Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP American Century Inflation Protection Fund

LVIP American Century Inflation Protection Fund
Schedule of Investments
December 31, 2025

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES–5.21%
Federal Home Loan Mortgage Corp.
4.00% 11/1/52	1,638,436	$1,571,174
5.00% 6/1/53	1,501,784	1,498,143
5.50% 10/1/54	1,807,600	1,836,723
6.00% 11/1/53	2,213,420	2,289,820
Government National Mortgage Association
4.00% 4/20/54	2,749,654	2,610,565
5.00% 8/20/53	3,974,852	3,981,600
Total Agency Mortgage-Backed Securities (Cost $13,490,053)		13,788,025
ΔCORPORATE BONDS–14.71%
Canada–0.75%
μRoyal Bank of Canada 4.70% 8/6/31	496,000	502,377
Toronto-Dominion Bank 4.11% 10/13/28	1,480,000	1,483,603
		1,985,980
United States–13.96%
Amazon.com, Inc. 4.65% 11/20/35	535,000	532,836
Amgen, Inc. 5.25% 3/2/33	995,000	1,029,986
Apple, Inc. 4.20% 5/12/30	142,000	143,651
Atlas Warehouse Lending Co. LP
4.95% 11/15/30	150,000	150,499
6.25% 1/15/30	625,000	658,013
Black Hills Corp. 4.55% 1/31/31	1,796,000	1,796,357
μCapital One Financial Corp.
2.36% 7/29/32	1,120,000	980,404
7.62% 10/30/31	1,535,000	1,734,774
μCitibank NA 4.88% 11/19/27	1,955,000	1,969,084
μCitigroup, Inc. 5.83% 2/13/35	650,000	675,486
CNO Global Funding 4.70% 12/11/30	995,000	996,277
Consumers Energy Co. 4.50% 1/15/31	1,565,000	1,582,243
CVS Health Corp. 5.13% 2/21/30	1,060,000	1,089,006
Dell International LLC/EMC Corp. 4.15% 2/15/29	640,000	639,306
Duke Energy Florida LLC 4.20% 12/1/30	280,000	280,098
EOG Resources, Inc. 4.40% 1/15/31	1,375,000	1,380,349
Equinix Europe 2 Financing Corp. LLC 4.60% 11/15/30	1,215,000	1,218,662
Evergy Kansas Central, Inc. 4.70% 3/13/28	505,000	512,715
Fortitude Global Funding 4.63% 10/6/28	585,000	585,115
GA Global Funding Trust 4.40% 9/23/27	285,000	286,058
μGoldman Sachs Group, Inc. 4.94% 10/21/36	585,000	580,742
HCA, Inc. 5.25% 3/1/30	1,090,000	1,125,236
HPS Corporate Lending Fund 4.90% 9/11/28	35,000	34,819
Intel Corp. 2.45% 11/15/29	1,030,000	961,184
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Jersey Central Power & Light Co. 4.40% 1/15/31	1,249,000	$1,244,479
μJPMorgan Chase & Co.
5.00% 7/22/30	1,360,000	1,396,225
5.30% 7/24/29	730,000	752,302
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27	680,000	675,462
Lowe's Cos., Inc. 4.25% 3/15/31	1,975,000	1,966,733
μMorgan Stanley
4.89% 10/22/36	200,000	198,229
4.99% 4/12/29	632,000	644,518
North Haven Private Income Fund LLC 5.13% 9/25/28	427,000	426,212
Oncor Electric Delivery Co. LLC 4.30% 5/15/28	990,000	997,838
Oracle Corp. 4.45% 9/26/30	1,221,000	1,194,548
Royalty Pharma PLC 4.45% 3/25/31	1,631,000	1,626,329
Synopsys, Inc. 4.85% 4/1/30	740,000	755,801
Targa Resources Corp. 4.35% 1/15/29	91,000	91,253
μWells Fargo & Co.
3.90% 3/15/26	1,420,000	1,415,582
4.97% 4/23/29	960,000	977,870
5.61% 4/23/36	120,000	125,773
6.30% 10/23/29	270,000	285,280
Western Midstream Operating LP 4.80% 3/1/31	281,000	280,882
Wisconsin Electric Power Co. 4.15% 10/15/30	939,000	937,764
		36,935,980
Total Corporate Bonds (Cost $38,554,493)		38,921,960
MUNICIPAL BONDS–0.83%
Golden State Tobacco Securitization Corp. Series B 2.75% 6/1/34	730,000	649,091
University of California Series BG 1.32% 5/15/27	1,605,000	1,553,397
Total Municipal Bonds (Cost $2,277,114)		2,202,488
NON-AGENCY ASSET-BACKED SECURITIES–1.37%
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A Class A 2.44% 7/15/46	883,103	838,514
Goodgreen Trust Series 2020-1A Class A 2.63% 4/15/55	703,570	585,456
GoodLeap Sustainable Home Solutions Trust Series 2021-4GS Class A 1.93% 7/20/48	744,325	611,448
Hilton Grand Vacations Trust Series 2019-AA Class B 2.54% 7/25/33	313,842	312,902
LVIP American Century Inflation Protection Fund-1

LVIP American Century Inflation Protection Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Palmer Square CLO Ltd. Series 2024-4A Class A2 5.40% (3 mo. USD Term SOFR + 1.50%) 1/15/38	775,000	$775,565
Sierra Timeshare Receivables Funding LLC Series 2021-1A Class B 1.34% 11/20/37	514,477	513,495
Total Non-Agency Asset-Backed Securities (Cost $3,805,805)		3,637,380
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–10.29%
ABN AMRO Mortgage Corp. Series 2003-4 Class A4 5.50% 3/25/33	4,457	4,408
•Agate Bay Mortgage Trust Series 2015-7 Class A3 3.50% 10/25/45	403,475	371,799
•Angel Oak Mortgage Trust
Series 2019-5 Class A3 2.92% 10/25/49	72,268	71,574
Series 2019-6 Class A3 2.93% 11/25/59	75,630	74,927
•Arroyo Mortgage Trust
Series 2021-1R Class A2 1.48% 10/25/48	264,417	247,058
Series 2021-1R Class A3 1.64% 10/25/48	215,708	201,662
Bank5 Series 2024-5YR7 Class A3 5.77% 6/15/57	1,033,000	1,077,864
φBRAVO Residential Funding Trust
Series 2025-NQM3 Class A1 5.57% 3/25/65	295,525	298,196
Series 2025-NQM9 Class A3 5.55% 9/25/65	675,989	677,447
Cendant Mortgage Corp. Series 2003-6 Class A3 5.25% 7/25/33	60,794	59,508
•Chase Home Lending Mortgage Trust
Series 2024-10 Class A4 6.00% 10/25/55	925,434	933,954
Series 2024-2 Class A4A 6.00% 2/25/55	450,242	454,645
Series 2024-7 Class A4 6.00% 6/25/55	1,404,212	1,415,215
Series 2024-9 Class A4 5.50% 9/25/55	880,173	883,393
Series 2024-9 Class A6 5.50% 9/25/55	262,242	262,141
Series 2025-10 Class A4A 5.50% 7/25/56	1,570,498	1,579,790
Series 2025-9 Class A4A 5.50% 6/25/56	2,117,226	2,129,457
•CSMC Trust
Series 2015-WIN1 Class A10 3.50% 12/25/44	178,498	166,694
Series 2021-NQM2 Class A3 1.54% 2/25/66	360,739	326,493
JP Morgan Mortgage Trust
•Series 2014-5 Class A1 2.57% 10/25/29	140,538	138,631
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
JP Morgan Mortgage Trust (continued)
•Series 2016-1 Class A7 3.50% 5/25/46	997,732	$912,481
•Series 2024-10 Class A4 5.50% 3/25/55	887,798	891,826
•Series 2024-10 Class A6 5.50% 3/25/55	547,403	548,002
•Series 2024-11 Class A4 6.00% 4/25/55	1,440,336	1,454,369
•Series 2024-5 Class A6 6.00% 11/25/54	546,223	547,678
•Series 2024-6 Class A6 6.00% 12/25/54	278,772	278,775
•Series 2024-9 Class A6 5.50% 2/25/55	422,461	422,253
•Series 2024-INV1 Class A4 6.00% 4/25/55	911,273	925,038
φSeries 2025-NQM3 Class A1B 5.50% 11/25/65	894,541	901,390
•PMT Loan Trust Series 2025-J2 Class A9 5.50% 8/25/56	2,394,760	2,408,924
•Rate Mortgage Trust Series 2024-J3 Class A8 5.50% 10/25/54	287,406	287,882
•RCKT Mortgage Trust Series 2024-CES3 Class A1A 6.59% 5/25/44	398,309	404,225
•Sequoia Mortgage Trust
Series 2017-7 Class A7 3.50% 10/25/47	682,625	618,877
Series 2024-10 Class A11 5.50% 11/25/54	524,988	525,570
Series 2024-10 Class A5 5.50% 11/25/54	536,659	539,094
Series 2024-6 Class A11 6.00% 7/27/54	271,380	272,265
Series 2024-9 Class A5 5.50% 10/25/54	717,001	719,604
Series 2025-8 Class A4 5.50% 9/25/55	1,244,366	1,251,555
•STAR Trust Series 2021-1 Class A1 1.22% 5/25/65	627,401	598,175
•Towd Point Mortgage Trust Series 2024-CES3 Class A1 6.29% 5/25/64	554,276	560,787
•Verus Securitization Trust Series 2021-1 Class A3 1.16% 1/25/66	628,310	579,263
•Vista Point Securitization Trust Series 2020-2 Class A3 2.50% 4/25/65	207,794	202,338
Total Non-Agency Collateralized Mortgage Obligations (Cost $27,456,799)		27,225,227
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.70%
Bank5 Trust Series 2024-5YR6 Class A3 6.23% 5/15/57	311,000	327,377
LVIP American Century Inflation Protection Fund-2

LVIP American Century Inflation Protection Fund
Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust Series 2024-5C27 Class A3 6.01% 7/15/57		519,000	$545,118
•Benchmark Mortgage Trust Series 2024-V8 Class A3 6.19% 7/15/57		991,000	1,046,365
•BFLD Trust Series 2025-FPM Class A 5.01% 10/10/40		1,023,000	1,030,769
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class A 4.13% 7/5/31		1,755,000	1,537,017
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $4,669,210)			4,486,646
ΔSOVEREIGN BONDS–8.26%
Australia–1.53%
Australia Government Bonds
1.00% 12/21/30	AUD	2,000,000	1,139,660
1.00% 11/21/31	AUD	1,400,000	770,808
1.50% 6/21/31	AUD	1,000,000	575,456
1.75% 11/21/32	AUD	2,800,000	1,565,814
			4,051,738
Luxembourg–0.29%
Eagle Funding Luxco SARL 5.50% 8/17/30		742,000	755,794
			755,794
New Zealand–3.28%
New Zealand Government Bonds
1.50% 5/15/31	NZD	4,700,000	2,393,862
2.00% 5/15/32	NZD	4,700,000	2,395,712
3.50% 4/14/33	NZD	2,450,000	1,350,926
4.50% 5/15/35	NZD	4,400,000	2,550,982
			8,691,482
United Kingdom–3.16%
U.K. Gilts 4.38% 3/7/30	GBP	6,100,000	8,361,705
			8,361,705
Total Sovereign Bonds (Cost $21,963,899)			21,860,719
U.S. TREASURY OBLIGATIONS–51.79%
U.S. Treasury Inflation Indexed Bonds
0.13% 2/15/51		3,564,011	1,923,935
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Bonds (continued)
0.13% 2/15/52	2,853,763	$1,507,886
0.25% 2/15/50	5,477,050	3,151,034
0.63% 2/15/43	6,388,027	4,751,817
0.75% 2/15/42	3,337,032	2,596,735
0.75% 2/15/45	7,535,224	5,491,499
0.88% 2/15/47	3,675,344	2,648,835
1.00% 2/15/46	5,826,057	4,390,368
1.00% 2/15/48	1,914,421	1,397,793
1.00% 2/15/49	517,540	372,164
1.38% 2/15/44	7,194,447	6,021,430
1.50% 2/15/53	2,409,638	1,878,113
1.75% 1/15/28	2,962,115	2,983,584
2.50% 1/15/29	3,176,921	3,278,803
3.38% 4/15/32	917,120	1,012,223
3.63% 4/15/28	2,407,512	2,525,588
U.S. Treasury Inflation Indexed Notes
0.13% 1/15/30	7,630,603	7,236,817
0.13% 7/15/30	3,911,138	3,690,870
0.13% 7/15/31	14,516,262	13,449,191
0.13% 1/15/32	5,214,824	4,764,699
»∞0.50% 1/15/28	6,071,632	5,964,365
0.63% 7/15/32	11,205,600	10,511,910
0.88% 1/15/29	2,191,997	2,157,890
1.25% 4/15/28	2,062,336	2,053,906
1.38% 7/15/33	13,925,410	13,572,569
1.63% 10/15/29	517,355	522,429
1.88% 7/15/34	21,011,197	21,093,836
1.88% 7/15/35	2,027,900	2,022,470
2.13% 4/15/29	2,526,240	2,579,478
2.38% 10/15/28	1,434,996	1,477,693
Total U.S. Treasury Obligations (Cost $148,028,284)		137,029,930

	Number of Shares
MONEY MARKET FUND–4.62%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	12,240,391	12,240,391
Total Money Market Fund (Cost $12,240,391)		12,240,391

TOTAL INVESTMENTS–98.78% (Cost $272,486,048)	261,392,766
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.22%	3,220,686
NET ASSETS APPLICABLE TO 29,291,816 SHARES OUTSTANDING –100.00%	$264,613,452

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
ΔSecurities have been classified by country of origin.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2025. Rate will reset at a future date.
LVIP American Century Inflation Protection Fund-3

LVIP American Century Inflation Protection Fund
Schedule of Investments (continued)
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at December 31, 2025.
»Fully or partially pledged as collateral for centrally cleared swaps.
∞Fully or partially pledged as collateral for futures contracts.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at December 31, 2025:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
MSC	AUD	(5,971,504)	USD	3,973,397	3/18/26	$—	$(11,903)
MSC	GBP	(6,144,826)	USD	8,223,221	3/18/26	—	(57,967)
MSC	NZD	(14,689,486)	USD	8,542,303	3/18/26	59,786	—
Total Foreign Currency Exchange Contracts						$59,786	$(69,870)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
9	CBOT 10 Year U.S. Treasury Notes Futures	$1,011,937	$1,010,046	3/20/26	$1,891	$—
93	CBOT 5 Year U.S. Treasury Notes Futures	10,165,336	10,204,752	3/31/26	—	(39,416)
Total Futures Contracts					$1,891	$(39,416)
Swap Contracts1
Inflation Swap Contracts
	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,000,000	1.88%	11/21/29	$161,036	$161,036	$—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	6,100,000	1.80%	10/21/29	1,030,477	1,030,477	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	4,900,000	2.49%	2/2/34	(5,183)	—	(5,183)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,400,000	2.66%	8/2/30	(25,803)	—	(25,803)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	11,500,000	2.31%	3/28/28	1,289,346	1,289,346	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,000,000	1.87%	11/25/29	810,041	810,041	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,000,000	2.15%	11/20/27	680,514	680,514	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,000,000	2.47%	5/3/28	42,764	42,764	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,500,000	2.50%	5/3/33	5,677	5,677	—
LVIP American Century Inflation Protection Fund-4

LVIP American Century Inflation Protection Fund
Schedule of Investments (continued)
Swap Contracts1
Inflation Swap Contracts (continued)
	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared: (continued)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,000,000	1.29%	5/19/30	$662,602	$662,602	$—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	11,700,000	2.39%	8/2/29	35,071	35,071	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,400,000	2.52%	11/4/29	(2,059)	—	(2,059)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,400,000	2.52%	11/4/29	(2,059)	—	(2,059)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,800,000	2.56%	2/4/30	(25,535)	—	(25,535)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	4,100,000	2.60%	9/3/35	(60,200)	—	(60,200)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	9,700,000	2.66%	8/4/30	(97,578)	—	(97,578)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	2,600,000	2.58%	8/4/35	(30,083)	—	(30,083)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,000,000	2.53%	11/4/30	(34,366)	—	(34,366)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	5,000,000	2.50%	11/4/35	(33,740)	—	(33,740)
					4,717,528	(316,606)

LVIP American Century Inflation Protection Fund-5

LVIP American Century Inflation Protection Fund
Schedule of Investments (continued)
Swap Contracts1
Inflation Swap Contracts (continued)
	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
BOA–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	1,750,000	2.22%	4/13/27	$215,969	$215,969	$—
BOA–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	7,000,000	2.24%	4/11/27	846,276	846,276	—
BOA–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	4,000,000	2.24%	4/28/27	486,918	486,918	—
GSI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	2,500,000	2.28%	11/16/26	303,626	303,626	—
GSI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	2,500,000	2.25%	11/15/26	314,274	314,274	—
GSI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	1,500,000	1.87%	5/23/26	261,381	261,381	—
GSI–Receive amounts based on Inflation USA-CPI-U Index and pay fixed rate coupon at matu- rity	13,000,000	1.92%	5/31/26	2,180,638	2,180,638	—
					4,609,082	—
Total Inflation Swap Contracts				$9,010,004	$9,326,610	$(316,606)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the
Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through December 31, 2025. Only current day variation margin is reported on the Statement of Assets and Liabilities.

[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
AUD–Australian Dollar
BOA–Bank of America
CBOT–Chicago Board of Trade
CLO–Collateralized Loan Obligation
GBP–British Pound Sterling
GSI–Goldman Sachs International
MSC–Morgan Stanley & Co.
NZD–New Zealand Dollar
SOFR–Secured Overnight Financing Rate
USA-CPI-U–United States Consumer Price Index for All Urban Consumers
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Inflation Protection Fund-6

LVIP American Century Inflation Protection Fund
Statement of Assets and Liabilities
December 31, 2025
ASSETS:
Investments, at value	$261,392,766
Cash collateral held at brokers for centrally cleared swap contracts	14,441,255
Swap payments receivable	4,609,080
Dividends and interest receivable	1,508,507
Receivable for fund shares sold	322,325
Variation margin due from broker on centrally cleared swap contracts	115,589
Receivable for securities sold	93,222
Due from broker	66,471
Unrealized appreciation on foreign currency exchange contracts	59,786
Expense reimbursement receivable from Lincoln Financial Investments Corporation	23,099
Prepaid expenses	3,001
TOTAL ASSETS	282,635,101
LIABILITIES:
Cash collateral due to brokers for futures contracts	14,445,529
Cash collateral due to brokers for certain open bilateral derivatives	3,120,000
Payable for fund shares redeemed	170,493
Due to manager and affiliates	138,154
Unrealized depreciation on foreign currency exchange contracts	69,870
Payable for audit fee	29,964
Payable for fund accounting fee	20,375
Other accrued expenses payable	14,536
Variation margin due to broker on futures contracts	12,728
TOTAL LIABILITIES	18,021,649
TOTAL NET ASSETS	$264,613,452
Investments, at cost	$272,486,048
Standard Class:
Net Assets	$770,610
Shares Outstanding	85,347
Net Asset Value Per Share	$9.029
Standard Class II:
Net Assets	$76,198,750
Shares Outstanding	8,441,045
Net Asset Value Per Share	$9.027
Service Class:
Net Assets	$187,644,092
Shares Outstanding	20,765,424
Net Asset Value Per Share	$9.036
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$337,975,021
Distributable earnings/(accumulated loss)	(73,361,569)
TOTAL NET ASSETS	$264,613,452
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Inflation Protection Fund-7

LVIP American Century Inflation Protection Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Interest	$20,442,965
Dividends	986,116
21,429,081
EXPENSES:
Management fees	1,435,281
Distribution fees-Service Class	936,553
Shareholder servicing fees	596,782
Accounting and administration expenses	99,783
Professional fees	73,259
Reports and statements to shareholders	29,372
Pricing fees	15,866
Trustees’ fees and expenses	14,234
Custodian fees	12,372
Consulting fees	9,374
Other	15,701
3,238,577
Less:
Expenses reimbursed	(172,732)
Total operating expenses	3,065,845
NET INVESTMENT INCOME	18,363,236
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(20,364,892)
Foreign currencies	(41,584)
Foreign currency exchange contracts	844,728
Futures contracts	98,395
Swap contracts	5,429,309
Net realized loss	(14,034,044)
Net change in unrealized appreciation (depreciation) of:
Investments	30,553,388
Foreign currencies	802
Foreign currency exchange contracts	(10,084)
Futures contracts	14,597
Swap contracts	(4,105,337)
Net change in unrealized appreciation (depreciation)	26,453,366
NET REALIZED AND UNREALIZED GAIN	12,419,322
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,782,558
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Inflation Protection Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$18,363,236	$18,065,617
Net realized loss	(14,034,044)	(10,015,262)
Net change in unrealized appreciation (depreciation)	26,453,366	391,366
Net increase in net assets resulting from operations	30,782,558	8,441,721
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(60,701)	(350)
Standard Class II	(5,944,169)	(3,612,895)
Service Class	(13,600,705)	(14,692,312)
Return of capital:
Standard Class	—	(16)
Standard Class II	—	(223,292)
Service Class	—	(982,021)
	(19,605,575)	(19,510,886)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	823,796	10,000
Standard Class II	23,354,633	32,502,238
Service Class	65,757,588	54,921,855
Reinvestment of dividends and distributions:
Standard Class	60,701	366
Standard Class II	5,944,169	3,836,187
Service Class	13,600,705	15,674,333
	109,541,592	106,944,979
Cost of shares redeemed:
Standard Class	(82,324)	—
Standard Class II	(50,390,649)	(38,873,743)
Service Class	(311,720,641)	(124,561,434)
	(362,193,614)	(163,435,177)
Decrease in net assets derived from capital share transactions	(252,652,022)	(56,490,198)
NET DECREASE IN NET ASSETS	(241,475,039)	(67,559,363)
NET ASSETS:
Beginning of year	506,088,491	573,647,854
End of year	$264,613,452	$506,088,491
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Inflation Protection Fund-8

LVIP American Century Inflation Protection Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Inflation Protection Fund Standard Class
	Year Ended 12/31/25	4/29/24[1] to 12/31/24

Net asset value, beginning of period	$9.193	$9.200
Income from investment operations:
Net investment income[2]	0.408	0.236
Net realized and unrealized gain	0.207	0.094
Total from investment operations	0.615	0.330
Less dividends and distributions from:
Net investment income	(0.779)	(0.322)
Return of capital	—	(0.015)
Total dividends and distributions	(0.779)	(0.337)
Net asset value, end of period	$9.029	$9.193
Total return[3]	6.71%	3.52%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$771	$10
Ratio of expenses to average net assets	0.36%	0.36%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.40%	0.40%
Ratio of net investment income to average net assets	4.27%	3.66%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.23%	3.62%
Portfolio turnover	111%	65%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Inflation Protection Fund-9

LVIP American Century Inflation Protection Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Inflation Protection Fund Standard Class II
	Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$9.188	$9.390	$9.40	$11.44	$11.11
Income (loss) from investment operations:
Net investment income[2]	0.397	0.336	0.34	0.50	0.39
Net realized and unrealized gain (loss)	0.209	(0.161)	(0.01)	(1.94)	0.32
Total from investment operations	0.606	0.175	0.33	(1.44)	0.71
Less dividends and distributions from:
Net investment income	(0.767)	(0.356)	(0.34)	(0.51)	(0.38)
Net realized gain	—	—	—	(0.06)	—
Return of capital	—	(0.021)	—	(0.03)	—
Total dividends and distributions	(0.767)	(0.377)	(0.34)	(0.60)	(0.38)
Net asset value, end of period	$9.027	$9.188	$9.39	$9.40	$11.44
Total return[3]	6.60%	1.82%	3.60%	(12.88% )	6.61%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$76,199	$97,478	$101,999	$102,827	$126,346
Ratio of expenses to average net assets	0.46%	0.46%	0.64%	0.52%	0.46%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.50%	0.49%	—	—	—
Ratio of net investment income to average net assets	4.17%	3.56%	3.55%	4.87%	3.48%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.13%	3.53%	—	—	—
Portfolio turnover	111%	65%	28%	86%	64%

[1]
The Fund adopted the accounting and performance history of the American Century Investments® VP Inflation Protection Fund Class I, a former portfolio of American
Century Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024.  Pre-inception information shown is that of the Predecessor Fund's Class I shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Inflation Protection Fund-10

LVIP American Century Inflation Protection Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Inflation Protection Fund Service Class
	Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$9.164	$9.370	$9.37	$11.42	$11.09
Income (loss) from investment operations:
Net investment income[2]	0.373	0.312	0.31	0.48	0.36
Net realized and unrealized gain (loss)	0.206	(0.163)	— [3]	(1.95)	0.32
Total from investment operations	0.579	0.149	0.31	(1.47)	0.68
Less dividends and distributions from:
Net investment income	(0.707)	(0.334)	(0.31)	(0.49)	(0.35)
Net realized gain	—	—	—	(0.06)	—
Return of capital	—	(0.021)	—	(0.03)	—
Total dividends and distributions	(0.707)	(0.355)	(0.31)	(0.58)	(0.35)
Net asset value, end of period	$9.036	$9.164	$9.37	$9.37	$11.42
Total return[4]	6.33%	1.54%	3.40%	(13.08% )	6.27%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$187,643	$408,600	$471,649	$519,180	$664,287
Ratio of expenses to average net assets	0.71%	0.71%	0.89%	0.77%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.74%	—	—	—
Ratio of net investment income to average net assets	3.92%	3.31%	3.30%	4.62%	3.23%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.88%	3.28%	—	—	—
Portfolio turnover	111%	65%	28%	86%	64%

[1]
The Fund adopted the accounting and performance history of the American Century Investments® VP Inflation Protection Fund Class II, a former portfolio of American
Century Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund's Class II shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]	Per-share amount was less than $0.005.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Inflation Protection Fund-11

LVIP American Century Inflation Protection Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Inflation Protection Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a  management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the American Century Investments® VP Inflation Protection Fund, a former portfolio of American Century Variable Portfolios II, Inc., (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 29, 2024. The Fund was established as a "shell" fund, organized solely in connection with the reorganization for the purpose of acquiring the assets and liabilities of the Predecessor Fund and continuing the operations of the Predecessor Fund. The Fund had no investment operations or performance history prior to the reorganization date. The Predecessor Fund is the accounting survivor for financial reporting purposes. Pre-inception information for Standard Class II shares and Service Class shares shown is that of the Predecessor Fund’s Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to pursue long-term total return using a strategy that seeks to protect against U.S. inflation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended
LVIP American Century Inflation Protection Fund-12

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.31% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund Fees and expenses) exceed 0.36% of the Fund’s average daily net assets for the Standard Class, 0.46% for the Standard Class II and 0.71% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LVIP American Century Inflation Protection Fund-13

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2027	2028	Total
LFI	$151,586	$172,732	$324,318
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$40,087
Legal	6,537
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares and 0.129% of the Fund's average daily net assets for each of the Standard Class II shares and Service Class shares respectively. The fee is calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,726 for the year ended December 31, 2025.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$23,099
Management fees payable to LFI	69,505
Distribution fees payable to LFD	39,791
Shareholder servicing fees payable to Lincoln Life	28,858
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$426,206,154
Purchases of U.S. government securities	61,761,783
Sales other than U.S. government securities	441,226,489
Sales of U.S. government securities	302,643,542
LVIP American Century Inflation Protection Fund-14

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$274,731,146
Aggregate unrealized appreciation of investments and derivatives	$9,201,528
Aggregate unrealized depreciation of investments and derivatives	(13,529,103)
Net unrealized depreciation of investments and derivatives	$(4,327,575)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP American Century Inflation Protection Fund-15

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Mortgage-Backed Securities	$—	$13,788,025	$—	$13,788,025
Corporate Bonds	—	38,921,960	—	38,921,960
Municipal Bonds	—	2,202,488	—	2,202,488
Non-Agency Asset-Backed Securities	—	3,637,380	—	3,637,380
Non-Agency Collateralized Mortgage Obligations	—	27,225,227	—	27,225,227
Non-Agency Commercial Mortgage-Backed Securities	—	4,486,646	—	4,486,646
Sovereign Bonds	—	21,860,719	—	21,860,719
U.S. Treasury Obligations	—	137,029,930	—	137,029,930
Money Market Fund	12,240,391	—	—	12,240,391
Total Investments	$12,240,391	$249,152,375	$—	$261,392,766
Derivatives:

Assets:
Foreign Currency Exchange Contract	$—	$59,786	$—	$59,786
Futures Contract	$1,891	$—	$—	$1,891
Swap Contracts	$—	$9,326,610	$—	$9,326,610
Liabilities:
Foreign Currency Exchange Contracts	$—	$(69,870)	$—	$(69,870)
Futures Contract	$(39,416)	$—	$—	$(39,416)
Swap Contracts	$—	$(316,606)	$—	$(316,606)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales and treasury inflation-protected securities, mark-to-market adjustments on certain derivatives, premium amortization adjustments on certain debt instruments and outstanding straddle loss deferrals.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$19,605,575	$18,305,557
Return of capital	—	1,205,329
Total	$19,605,575	$19,510,886
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$433,506
Capital loss carryforward	(69,344,681)
Other temporary differences	(122,819)
Net unrealized appreciation	(4,327,575)
Distributable earnings/(accumulated loss)	$(73,361,569)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
LVIP American Century Inflation Protection Fund-16

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
 5. Components of Distributable Earnings on a Tax Basis (continued)
As of December 31, 2025, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$37,795,480	$31,549,201	$69,344,681
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24*
Shares sold:
Standard Class	86,054	1,087
Standard Class II	2,442,313	3,445,494
Service Class	6,914,668	5,846,940
Shares reinvested:
Standard Class	6,732	39
Standard Class II	659,364	410,611
Service Class	1,506,837	1,681,632
	11,615,968	11,385,803
Shares redeemed:
Standard Class	(8,565)	—
Standard Class II	(5,269,955)	(4,111,815)
Service Class	(32,241,884)	(13,299,033)
	(37,520,404)	(17,410,848)
Net decrease	(25,904,436)	(6,025,045)

*	Date of commencement of operations of Standard class is April 29, 2024.
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
LVIP American Century Inflation Protection Fund-17

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
During the year ended December 31, 2025, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.
Swap Contracts–The Fund enters into inflation swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds.
Inflation Swap- Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as the Secured Overnight Financing Rate (SOFR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated, for bilateral swap contracts, by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the year ended December 31, 2025, the Fund used inflation swaps to hedge the inflation risks in nominal bonds (i.e., non-inflation-protected bonds) thereby creating "synthetic" inflation-indexed bonds.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Unrealized appreciation on foreign currency exchange contracts	$59,786	Unrealized depreciation on foreign currency exchange contracts	$(69,870)
Futures contracts (Interest rate contracts)*	Variation margin due to broker on futures contracts	1,891	Variation margin due to broker on futures contracts	(39,416)
Swap contracts (Inflation contracts)**	Variation margin due from brokers on centrally cleared interest rate swap contracts and swap payments payable/receivable on Over-The-Counter contracts	9,326,610	Variation margin due from brokers on centrally cleared interest rate swap contracts and swap payments payable/receivable on Over-The-Counter contracts	(316,606)
Total		$9,388,287		$(425,892)

LVIP American Century Inflation Protection Fund-18

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025. Only current day variation margin is reported on the Statement of Assets and Liabilities.

**
Includes cumulative appreciation (depreciation) of centrally cleared swap contracts from the date the contracts were opened through December 31, 2025.
Only variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$844,728	$(10,084)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	98,395	14,597
Swap contracts (Inflation contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	5,429,309	(4,105,337)
Total		$6,372,432	$(4,100,824)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$3,433,969	$15,223,561
Futures contracts (average notional value)	9,580,921	—
Inflation rate swap contracts (average notional value)*	169,019,231	38,253,846

*Long represents paying floating interest payments and short represent receiving floating interest payments.
At December 31, 2025, the Fund received cash collateral and securities collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral	Securities Collateral
Bank of America N.A.	$—	$1,739,108
Goldman Sachs International	3,120,000	—
Total	$3,120,000	$1,739,108
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
LVIP American Century Inflation Protection Fund-19

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
At December 31, 2025, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$1,549,163	$—	$1,549,163
Goldman Sachs International	3,059,919	—	3,059,919
Morgan Stanley Capital	59,786	(69,870)	(10,084)
Total	$4,668,868	$(69,870)	$4,598,998

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	$1,549,163	$(1,549,163)	$—	$—	$—	$—
Goldman Sachs International	3,059,919	—	(3,059,919)	—	—	—
Morgan Stanley Capital	(10,084)	—	—	—	—	(10,084)
Total	$4,598,998	$(1,549,163)	$(3,059,919)	$—	$—	$(10,084)

[1]	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
9. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in Inflation-indexed debt securities which are designed to protect the future purchasing power of the money invested in them. Under normal circumstances, the Fund will invest over 50% of its net assets in inflation -indexed debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations, which may include synthetic investments such as forwards, futures contracts, or swap agreements that, when combined with non-inflation indexed bonds, have economic characteristics similar to inflation-indexed bonds.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal
LVIP American Century Inflation Protection Fund-20

LVIP American Century Inflation Protection Fund
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Inflation Protection Fund-21

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP American Century Inflation Protection Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of LVIP American Century Inflation Protection Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for each of the three years in the period ended December 31, 2023, were audited by another independent registered public accounting firm whose report, dated February 12, 2024, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP American Century Inflation Protection Fund–22

LVIP American Century International Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP American Century International Fund

LVIP American Century International Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.64%
Australia–0.38%
†Lynas Rare Earths Ltd.	69,455	$569,630
		569,630
Austria–1.24%
Erste Group Bank AG	15,635	1,874,783
		1,874,783
Belgium–1.12%
UCB SA	6,087	1,695,999
		1,695,999
Brazil–0.56%
†NU Holdings Ltd. Class A	50,475	844,951
		844,951
Canada–4.36%
†Aritzia, Inc.	10,644	910,038
Canadian Pacific Kansas City Ltd.	10,379	764,124
†Capstone Copper Corp.	64,061	643,154
Intact Financial Corp.	7,281	1,515,719
†Shopify, Inc. Class A	7,141	1,149,802
TC Energy Corp.	29,195	1,607,634
		6,590,471
China–1.00%
Alibaba Group Holding Ltd. ADR	8,511	1,247,542
†GDS Holdings Ltd. ADR	7,601	265,275
		1,512,817
Denmark–0.96%
Novonesis Novozymes B Class B	22,782	1,457,604
		1,457,604
France–15.76%
Air Liquide SA	14,703	2,763,486
Airbus SE	14,688	3,410,903
Danone SA	14,751	1,330,526
EssilorLuxottica SA	7,329	2,317,414
Hermes International SCA	362	898,791
L'Oreal SA	4,369	1,875,680
LVMH Moet Hennessy Louis Vuitton SE	2,790	2,102,923
Safran SA	4,864	1,694,213
Sartorius Stedim Biotech	2,823	693,389
Schneider Electric SE	11,900	3,255,545
Societe Generale SA	43,280	3,484,212
		23,827,082
Germany–7.34%
Commerzbank AG	15,253	643,747
Infineon Technologies AG	41,663	1,817,796
Rheinmetall AG	718	1,309,915
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
SAP SE	14,519	$3,527,660
Siemens AG	3,946	1,105,181
†Siemens Energy AG	15,089	2,116,814
†Zalando SE	19,550	576,863
		11,097,976
Hong Kong–2.17%
AIA Group Ltd.	186,600	1,920,691
Hong Kong Exchanges & Clearing Ltd.	17,200	899,927
Techtronic Industries Co. Ltd.	39,500	454,374
		3,274,992
India–0.38%
HDFC Bank Ltd. ADR	15,782	576,674
		576,674
Ireland–2.64%
AIB Group PLC	206,575	2,208,358
Experian PLC	17,986	810,927
Kerry Group PLC Class A	10,624	970,849
		3,990,134
Italy–2.10%
Ferrari NV	6,247	2,321,473
Saipem SpA	302,676	856,875
		3,178,348
Japan–19.11%
Asics Corp.	32,100	770,608
FANUC Corp.	52,500	2,043,076
Fujitsu Ltd.	33,000	906,936
GMO Payment Gateway, Inc.	12,900	800,058
Hitachi Ltd.	65,800	2,063,591
Hoya Corp.	7,000	1,061,687
Keyence Corp.	4,300	1,555,416
Kobe Bussan Co. Ltd.	48,200	1,160,207
Mitsubishi Electric Corp.	25,600	746,415
Mitsubishi Heavy Industries Ltd.	42,700	1,042,411
MonotaRO Co. Ltd.	77,900	1,240,418
NEC Corp.	77,700	2,629,017
†Rakuten Bank Ltd.	32,900	1,452,499
Ryohin Keikaku Co. Ltd.	76,500	1,350,796
Sony Group Corp.	110,500	2,834,432
Sumitomo Mitsui Financial Group, Inc.	88,300	2,839,853
Sumitomo Realty & Development Co. Ltd.	29,400	738,115
Suzuki Motor Corp.	114,600	1,713,896
Terumo Corp.	133,200	1,936,085
		28,885,516
LVIP American Century International Fund-1

LVIP American Century International Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Luxembourg–0.49%
†Birkenstock Holding PLC	18,265	$747,039
		747,039
Netherlands–6.98%
ABN AMRO Bank NV	21,581	754,016
†Adyen NV	1,291	2,081,834
†Argenx SE	728	614,100
ASML Holding NV	4,470	4,816,515
BE Semiconductor Industries NV	4,797	749,943
†Magnum Ice Cream Co. NV	2,640	41,902
Prosus NV	24,189	1,497,758
		10,556,068
Republic of Korea–0.46%
Samsung Electronics Co. Ltd.	8,196	686,947
		686,947
Spain–2.79%
CaixaBank SA	119,693	1,463,381
Iberdrola SA	126,930	2,748,465
		4,211,846
Sweden–2.85%
Atlas Copco AB Class A	97,465	1,735,127
Hexagon AB Class B	104,733	1,233,618
†Spotify Technology SA	2,312	1,342,602
		4,311,347
Switzerland–7.58%
Cie Financiere Richemont SA Class A	4,196	904,871
Galderma Group AG	14,127	2,876,719
Lonza Group AG	3,264	2,200,653
†On Holding AG Class A	25,527	1,186,495
Roche Holding AG	5,221	2,156,117
UBS Group AG	12,859	593,759
Zurich Insurance Group AG	2,039	1,542,916
		11,461,530
Taiwan–1.40%
Taiwan Semiconductor Manufacturing Co. Ltd.	43,000	2,113,762
		2,113,762
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand–0.53%
†Sea Ltd. ADR	6,321	$806,370
		806,370
United Kingdom–14.52%
AstraZeneca PLC	31,356	5,802,719
BAE Systems PLC	67,109	1,544,518
Barclays PLC	195,921	1,254,115
BP PLC	108,340	631,835
British American Tobacco PLC	19,462	1,103,314
†Burberry Group PLC	64,968	1,104,720
Compass Group PLC	51,141	1,620,406
Haleon PLC	187,056	945,265
Lloyds Banking Group PLC	1,285,280	1,700,058
London Stock Exchange Group PLC	17,036	2,049,236
Marex Group PLC	11,356	435,616
RELX PLC	37,087	1,494,117
Rolls-Royce Holdings PLC	96,720	1,495,844
Unilever PLC	11,736	766,797
		21,948,560
United States–1.92%
†Carnival Corp.	16,066	490,656
CRH PLC	19,325	2,411,760
		2,902,416
Total Common Stock (Cost $104,121,097)		149,122,862

MONEY MARKET FUND–1.15%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 3.74%)	1,738,355	1,738,355
Total Money Market Fund (Cost $1,738,355)		1,738,355

TOTAL INVESTMENTS–99.79% (Cost $105,859,452)	150,861,217
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	313,014
NET ASSETS APPLICABLE TO 12,349,567 SHARES OUTSTANDING–100.00%	$151,174,231
LVIP American Century International Fund-2

LVIP American Century International Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY INTERNATIONAL FUND STANDARD CLASS ($195,774 / 15,984 Shares)	$12.248
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY INTERNATIONAL FUND STANDARD CLASS II ($105,743,867 / 8,635,330 Shares)	$12.245
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY INTERNATIONAL FUND SERVICE CLASS ($45,234,590 / 3,698,253 Shares)	$12.231
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$90,240,074
Distributable earnings/(accumulated loss)	60,934,157
TOTAL NET ASSETS	$151,174,231

ΔSecurities have been classified by country of origin.
†Non-income producing.

★Includes $17,638 expense reimbursement receivable from Lincoln Financial Investments Corporation, $44,721 payable for fund shares redeemed, $7,926 other accrued expenses payable, $124,348 due to manager and affiliates, $16,297 payable for audit fee, $12,166 payable for fund accounting fee and $12,556 payable for custodian fee as of December 31, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century International Fund-3

LVIP American Century International Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$2,874,075
Non-cash dividends	222,263
Foreign taxes withheld	(271,043)
2,825,295
EXPENSES:
Management fees	1,268,648
Shareholder servicing fees	162,376
Distribution fees-Service Class	105,015
Accounting and administration expenses	44,337
Professional fees	43,420
Custodian fees	41,298
Pricing fees	16,785
Reports and statements to shareholders	15,900
Consulting fees	9,612
Trustees’ fees and expenses	4,653
Other	10,828
1,722,872
Less:
Expenses reimbursed	(153,530)
Total operating expenses	1,569,342
NET INVESTMENT INCOME	1,255,953
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	19,657,829
Foreign currencies	14,547
Net realized gain	19,672,376
Net change in unrealized appreciation (depreciation) of:
Investments	4,009,502
Foreign currencies	39,499
Net change in unrealized appreciation (depreciation)	4,049,001
NET REALIZED AND UNREALIZED GAIN	23,721,377
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,977,330
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century International Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,255,953	$846,147
Net realized gain	19,672,376	5,283,436
Net change in unrealized appreciation (depreciation)	4,049,001	(1,531,443)
Net increase in net assets resulting from operations	24,977,330	4,598,140
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(2,522)	(67)
Standard Class II	(1,238,110)	(2,010,736)
Service Class	(477,065)	(474,363)
Return of capital:
Standard Class	—	(8)
Standard Class II	—	(151,146)
Service Class	—	(43,017)
	(1,717,697)	(2,679,337)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	304,099	10,000
Standard Class II	11,700,175	12,608,382
Service Class	8,011,651	3,048,802
Reinvestment of dividends and distributions:
Standard Class	2,522	75
Standard Class II	1,238,110	2,161,882
Service Class	477,065	517,380
	21,733,622	18,346,521
Cost of shares redeemed:
Standard Class	(152,869)	—
Standard Class II	(51,614,372)	(22,115,131)
Service Class	(5,580,824)	(4,389,070)
	(57,348,065)	(26,504,201)
Decrease in net assets derived from capital share transactions	(35,614,443)	(8,157,680)
NET DECREASE IN NET ASSETS	(12,354,810)	(6,238,877)
NET ASSETS:
Beginning of year	163,529,041	169,767,918
End of year	$151,174,231	$163,529,041
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century International Fund-4

LVIP American Century International Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century International Fund Standard Class
	Year Ended 12/31/25	4/29/24[1] to 12/31/24

Net asset value, beginning of period	$10.687	$10.730
Income (loss) from investment operations:
Net investment income[2]	0.111	0.050
Net realized and unrealized gain (loss)	1.610	(0.012)
Total from investment operations	1.721	0.038
Less dividends and distributions from:
Net investment income	(0.160)	(0.072)
Return of capital	—	(0.009)
Total dividends and distributions	(0.160)	(0.081)
Net asset value, end of period	$12.248	$10.687
Total return[3]	16.11%	0.32%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$196	$10
Ratio of expenses to average net assets	0.85%	0.85%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.95%	0.94%
Ratio of net investment income to average net assets	0.93%	0.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.83%	0.54%
Portfolio turnover	92%	52%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century International Fund-5

LVIP American Century International Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century International Fund Standard Class II
	Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$10.684	$10.580	$9.53	$14.86	$14.10
Income (loss) from investment operations:
Net investment income[2]	0.097	0.058	0.09	0.13	0.14
Net realized and unrealized gain (loss)	1.610	0.225	1.10	(3.51)	1.05
Total from investment operations	1.707	0.283	1.19	(3.38)	1.19
Less dividends and distributions from:
Net investment income	(0.146)	(0.166)	(0.14)	(0.17)	(0.02)
Net realized gain	—	—	—	(1.78)	(0.41)
Return of capital	—	(0.013)	—	—	—
Total dividends and distributions	(0.146)	(0.179)	(0.14)	(1.95)	(0.43)
Net asset value, end of period	$12.245	$10.684	$10.58	$9.53	$14.86
Total return[3]	15.98%	2.61%	12.57%	(24.75% )	8.75%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$105,743	$126,688	$132,504	$126,117	$175,756
Ratio of expenses to average net assets	0.95%	0.95%	1.01%	1.10%	1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.05%	1.05%	1.11%	1.20%	1.29%
Ratio of net investment income to average net assets	0.83%	0.53%	0.92%	1.29%	0.92%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.73%	0.43%	0.82%	1.19%	0.67%
Portfolio turnover	92%	52%	52%	40%	47%

[1]
The Fund adopted the accounting and performance history of the Class I shares of the American Century Investments® VP International Fund, a former portfolio of
American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class I shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century International Fund-6

LVIP American Century International Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century International Fund Service Class
	Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$10.675	$10.560	$9.51	$14.83	$14.07
Income (loss) from investment operations:
Net investment income[2]	0.080	0.042	0.08	0.12	0.11
Net realized and unrealized gain (loss)	1.607	0.224	1.10	(3.51)	1.06
Total from investment operations	1.687	0.266	1.18	(3.39)	1.17
Less dividends and distributions from:
Net investment income	(0.131)	(0.138)	(0.13)	(0.15)	— [3]
Net realized gain	—	—	—	(1.78)	(0.41)
Return of capital	—	(0.013)	—	—	—
Total dividends and distributions	(0.131)	(0.151)	(0.13)	(1.93)	(0.41)
Net asset value, end of period	$12.231	$10.675	$10.56	$9.51	$14.83
Total return[4]	15.81%	2.46%	12.43%	(24.86% )	8.60%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$45,235	$36,831	$37,264	$35,074	$50,432
Ratio of expenses to average net assets	1.10%	1.10%	1.16%	1.25%	1.19%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.20%	1.20%	1.26%	1.35%	1.44%
Ratio of net investment income to average net assets	0.68%	0.38%	0.77%	1.14%	0.77%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.58%	0.28%	0.67%	1.04%	0.52%
Portfolio turnover	92%	52%	52%	40%	47%

[1]
The Fund adopted the accounting and performance history of the Class II shares of the American Century Investments® VP International Fund, a former portfolio of
American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class II shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]	Per-share amount was less than $0.005.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century International Fund-7

LVIP American Century International Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century International Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the American Century Investments® VP International Fund, a former portfolio of American Century Variable Portfolios, Inc., (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 29, 2024. The Fund was established as a "shell" fund, organized solely in connection with the reorganization for the purpose of acquiring the assets and liabilities of the Predecessor Fund and continuing the operations of the Predecessor Fund. The Fund had no investment operations or performance history prior to the reorganization date. The Predecessor Fund is the accounting survivor for financial reporting purposes. Pre-inception information for Standard Class II shares and Service Class shares shown is that of the Predecessor Fund’s Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to capital growth.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
LVIP American Century International Fund-8

LVIP American Century International Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2025, the value and cost of foreign currency held by the LVIP American Century International Fund is $4,721 and $4,731 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.80% of the first $1 billion of the Fund’s average daily net assets; and 0.75% of the Fund’s average daily net assets in excess of $1 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund Fees and expenses) exceed 0.85% of the Fund’s average daily net assets for the Standard Class, 0.95% for the Standard Class II and 1.10% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2025, LFI has not recouped any previously reimbursed Fund expenses.
LVIP American Century International Fund-9

LVIP American Century International Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2027	2028	Total
LFI	$101,173	$153,530	$254,703
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$13,268
Legal	2,186
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares, 0.129% of the Fund's average daily net assets for the Standard Class II shares and 0.029% of the Fund's average daily net assets for the Service Class shares, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,935 for the year ended December 31, 2025.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$17,638
Management fees payable to LFI	102,128
Distribution fees payable to LFD	9,546
Printing and mailing fees payable to Lincoln Life	41
Shareholder servicing fees payable to Lincoln Life	12,633
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$146,353,724
Sales	182,931,881
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$106,342,650
Aggregate unrealized appreciation of investments	$46,208,936
Aggregate unrealized depreciation of investments	(1,676,236)
Net unrealized appreciation of investments	$44,532,700
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer
LVIP American Century International Fund-10

LVIP American Century International Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$569,630	$—	$569,630
Austria	—	1,874,783	—	1,874,783
Belgium	—	1,695,999	—	1,695,999
Brazil	844,951	—	—	844,951
Canada	6,590,471	—	—	6,590,471
China	1,512,817	—	—	1,512,817
Denmark	—	1,457,604	—	1,457,604
France	—	23,827,082	—	23,827,082
Germany	—	11,097,976	—	11,097,976
Hong Kong	—	3,274,992	—	3,274,992
India	576,674	—	—	576,674
Ireland	—	3,990,134	—	3,990,134
Italy	—	3,178,348	—	3,178,348
Japan	—	28,885,516	—	28,885,516
Luxembourg	747,039	—	—	747,039
Netherlands	41,902	10,514,166	—	10,556,068
Republic of Korea	—	686,947	—	686,947
Spain	—	4,211,846	—	4,211,846
Sweden	1,342,602	2,968,745	—	4,311,347
Switzerland	1,186,495	10,275,035	—	11,461,530
Taiwan	—	2,113,762	—	2,113,762
Thailand	806,370	—	—	806,370
United Kingdom	435,616	21,512,944	—	21,948,560
United States	2,902,416	—	—	2,902,416
Money Market Fund	1,738,355	—	—	1,738,355
Total Investments	$18,725,708	$132,135,509	$—	$150,861,217
As a result of utilizing International fair value pricing at December 31, 2025, a portion of the Fund's portfolio investments was categorized as Level 2.
There were no Level 3 investments at the beginning or end of the year.
LVIP American Century International Fund-11

LVIP American Century International Fund
Notes to Financial Statements (continued)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sale and mark-to-market adjustments on passive foreign investments companies ("PFICs").    The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$1,717,697	$2,485,166
Return of capital	—	194,171
Total	$1,717,697	$2,679,337
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$74,409
Undistributed long-term capital gains	16,327,048
Net unrealized appreciation	44,532,700
Distributable earnings/(accumulated loss)	$60,934,157
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
As of December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
In 2025, the Fund utilized $2,904,366 of capital loss carryforwards.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24*
Shares sold:
Standard Class	27,629	932
Standard Class II	1,002,351	1,140,185
Service Class	687,039	274,651
Shares reinvested:
Standard Class	208	7
Standard Class II	101,994	193,646
Service Class	39,342	46,384
	1,858,563	1,655,805
Shares redeemed:
Standard Class	(12,792)	—
Standard Class II	(4,326,544)	(2,000,839)
Service Class	(478,398)	(399,578)
	(4,817,734)	(2,400,417)
Net decrease	(2,959,171)	(744,612)

*	Date of commencement of operations of Standard class is April 29, 2024.
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
LVIP American Century International Fund-12

LVIP American Century International Fund
Notes to Financial Statements (continued)
 7. Line of Credit (continued)
The line of credit was renewed in February 2026.
8. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century International Fund-13

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP American Century International Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP American Century International Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for each of the three years in the period ended December 31, 2023, were audited by another independent registered public accounting firm whose report, dated February 12, 2024, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP American Century International Fund–14

LVIP American Century Large Company Value Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP American Century Large Company Value Fund

LVIP American Century Large Company Value Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.35%
Aerospace & Defense–1.23%
RTX Corp.	10,411	$1,909,377
		1,909,377
Automobile Components–0.67%
Gentex Corp.	44,825	1,043,078
		1,043,078
Banks–7.50%
JPMorgan Chase & Co.	17,308	5,576,984
Truist Financial Corp.	60,479	2,976,172
U.S. Bancorp	57,001	3,041,573
		11,594,729
Beverages–4.60%
Heineken Holding NV	23,329	1,708,308
PepsiCo, Inc.	27,144	3,895,707
Pernod Ricard SA	17,673	1,513,273
		7,117,288
Building Products–1.41%
A.O. Smith Corp.	32,715	2,187,979
		2,187,979
Capital Markets–6.44%
Bank of New York Mellon Corp.	14,014	1,626,885
Blackrock, Inc.	3,086	3,303,069
Charles Schwab Corp.	34,997	3,496,550
Northern Trust Corp.	11,218	1,532,267
		9,958,771
Chemicals–1.41%
†Axalta Coating Systems Ltd.	27,934	902,548
PPG Industries, Inc.	12,449	1,275,524
		2,178,072
Communications Equipment–3.04%
Cisco Systems, Inc.	36,729	2,829,235
†F5, Inc.	7,315	1,867,227
		4,696,462
Construction Materials–0.69%
†Amrize Ltd.	19,630	1,061,590
		1,061,590
Containers & Packaging–0.88%
Graphic Packaging Holding Co.	90,780	1,367,147
		1,367,147
Diversified Telecommunication Services–1.52%
Verizon Communications, Inc.	57,556	2,344,256
		2,344,256
Electric Utilities–4.55%
Duke Energy Corp.	26,953	3,159,161
Eversource Energy	14,922	1,004,698
Xcel Energy, Inc.	38,824	2,867,541
		7,031,400
Electrical Equipment–0.52%
Emerson Electric Co.	6,016	798,443
		798,443
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–0.75%
CDW Corp.	8,470	$1,153,614
		1,153,614
Energy Equipment & Services–1.36%
Baker Hughes Co.	46,235	2,105,542
		2,105,542
Entertainment–1.35%
Walt Disney Co.	18,312	2,083,356
		2,083,356
Financial Services–3.21%
†Berkshire Hathaway, Inc. Class B	6,738	3,386,856
Fidelity National Information Services, Inc.	23,659	1,572,377
		4,959,233
Food Products–2.30%
Conagra Brands, Inc.	39,750	688,072
General Mills, Inc.	18,622	865,923
Mondelez International, Inc. Class A	37,097	1,996,932
		3,550,927
Ground Transportation–2.91%
CSX Corp.	34,334	1,244,607
Norfolk Southern Corp.	11,261	3,251,276
		4,495,883
Health Care Equipment & Supplies–6.31%
Becton Dickinson & Co.	19,745	3,831,912
Medtronic PLC	31,012	2,979,013
Zimmer Biomet Holdings, Inc.	32,821	2,951,264
		9,762,189
Health Care Providers & Services–3.71%
CVS Health Corp.	9,736	772,649
†Henry Schein, Inc.	23,531	1,778,473
Labcorp Holdings, Inc.	4,081	1,023,841
UnitedHealth Group, Inc.	4,267	1,408,579
Universal Health Services, Inc. Class B	3,472	756,966
		5,740,508
Household Durables–1.72%
†Mohawk Industries, Inc.	13,634	1,490,196
PulteGroup, Inc.	10,026	1,175,649
		2,665,845
Household Products–1.25%
Kimberly-Clark Corp.	19,128	1,929,824
		1,929,824
Industrial Conglomerates–0.66%
Siemens AG	3,674	1,029,001
		1,029,001
Insurance–4.37%
Allstate Corp.	4,948	1,029,926
Reinsurance Group of America, Inc.	8,952	1,821,374
Willis Towers Watson PLC	11,891	3,907,383
		6,758,683
LVIP American Century Large Company Value Fund-1

LVIP American Century Large Company Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services–2.78%
Alphabet, Inc. Class A	13,718	$4,293,734
		4,293,734
IT Services–1.87%
Amdocs Ltd.	20,280	1,632,743
Cognizant Technology Solutions Corp. Class A	15,250	1,265,750
		2,898,493
Life Sciences Tools & Services–1.25%
†IQVIA Holdings, Inc.	8,577	1,933,342
		1,933,342
Machinery–4.10%
Cummins, Inc.	2,837	1,448,147
Dover Corp.	7,880	1,538,491
PACCAR, Inc.	16,895	1,850,171
Toro Co.	19,093	1,503,001
		6,339,810
Metals & Mining–0.69%
Reliance, Inc.	3,709	1,071,419
		1,071,419
Oil, Gas & Consumable Fuels–5.32%
Chevron Corp.	16,148	2,461,117
Coterra Energy, Inc.	38,570	1,015,162
Enterprise Products Partners LP	66,988	2,147,635
Exxon Mobil Corp.	8,329	1,002,312
TotalEnergies SE	24,475	1,601,155
		8,227,381
Passenger Airlines–0.49%
Southwest Airlines Co.	18,293	756,050
		756,050
Personal Care Products–3.66%
Estee Lauder Cos., Inc. Class A	9,814	1,027,722
Kenvue, Inc.	124,585	2,149,092
Unilever PLC	37,993	2,484,742
		5,661,556
Pharmaceuticals–4.54%
Johnson & Johnson	16,877	3,492,695
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.	20,057	$2,111,200
Roche Holding AG	3,426	1,414,836
		7,018,731
Residential REITs–1.54%
Equity Residential	37,824	2,384,425
		2,384,425
Retail REITs–0.49%
Realty Income Corp.	13,508	761,446
		761,446
Semiconductors & Semiconductor Equipment–3.02%
Analog Devices, Inc.	8,695	2,358,084
QUALCOMM, Inc.	13,489	2,307,293
		4,665,377
Software–1.79%
Salesforce, Inc.	10,466	2,772,548
		2,772,548
Specialized REITs–1.50%
American Tower Corp.	13,174	2,312,959
		2,312,959
Trading Companies & Distributors–0.95%
MSC Industrial Direct Co., Inc. Class A	17,484	1,470,404
		1,470,404
Total Common Stock (Cost $125,687,928)		152,090,872

MONEY MARKET FUND–1.52%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.74%)	2,349,982	2,349,982
Total Money Market Fund (Cost $2,349,982)		2,349,982

TOTAL INVESTMENTS–99.87% (Cost $128,037,910)	154,440,854
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	193,988
NET ASSETS APPLICABLE TO 7,578,931 SHARES OUTSTANDING–100.00%	$154,634,842
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY LARGE COMPANY VALUE FUND STANDARD CLASS ($12,316 / 615 Shares)	$20.017
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY LARGE COMPANY VALUE FUND STANDARD CLASS II ($14,390,031 / 719,034 Shares)	$20.013
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY LARGE COMPANY VALUE FUND SERVICE CLASS ($140,232,495 / 6,859,282 Shares)	$20.444
LVIP American Century Large Company Value Fund-2

LVIP American Century Large Company Value Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$122,247,406
Distributable earnings/(accumulated loss)	32,387,436
TOTAL NET ASSETS	$154,634,842

†Non-income producing.

★Includes $11,329 expense reimbursement receivable from Lincoln Financial Investments Corporation, $352,434 payable for fund shares redeemed, $9,385 other accrued expenses payable, $108,990 due to manager and affiliates, $18,335 payable for audit fee and $12,360 payable for fund accounting fee as of December 31, 2025.

The following foreign currency exchange contracts were outstanding at December 31, 2025:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CBK	EUR	(1,063,269)	USD	1,255,806	3/27/26	$1,091	$—
CBK	GBP	(520,935)	USD	697,281	3/27/26	—	(4,740)
GS	EUR	(1,063,269)	USD	1,256,364	3/27/26	1,649	—
GS	GBP	(520,935)	USD	697,006	3/27/26	—	(5,015)
JPM	CHF	(478,146)	USD	607,506	3/27/26	—	(1,791)
JPM	GBP	(520,935)	USD	697,104	3/27/26	—	(4,918)
MSC	EUR	(1,063,269)	USD	1,254,894	3/27/26	179	—
UBS	CHF	(478,146)	USD	607,403	3/27/26	—	(1,895)
UBS	CHF	(35,196)	USD	45,070	3/27/26	221	—
UBS	CHF	31,658	USD	(40,448)	3/27/26	—	(106)
UBS	EUR	(1,063,269)	USD	1,256,268	3/27/26	1,554	—
Total Foreign Currency Exchange Contracts						$4,694	$(18,465)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.

Summary of Abbreviations:
CBK–Citibank NA
CHF–Swiss Franc
EUR–Euro
GBP–British Pound Sterling
GS–Goldman Sachs
IT–Information Technology
JPM–JPMorgan Chase Bank NA
MSC–Morgan Stanley & Co.
REIT–Real Estate Investment Trust
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Large Company Value Fund-3

LVIP American Century Large Company Value Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$3,929,473
Foreign taxes withheld	(40,460)
3,889,013
EXPENSES:
Management fees	847,555
Distribution fees-Service Class	334,730
Shareholder servicing fees	64,887
Professional fees	45,238
Accounting and administration expenses	43,622
Custodian fees	15,130
Pricing fees	10,576
Consulting fees	7,885
Reports and statements to shareholders	5,797
Trustees’ fees and expenses	4,442
Other	7,597
1,387,459
Less:
Expenses reimbursed	(107,926)
Total operating expenses	1,279,533
NET INVESTMENT INCOME	2,609,480
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	10,750,685
Foreign currencies	4,103
Foreign currency exchange contracts	(837,569)
Net realized gain	9,917,219
Net change in unrealized appreciation (depreciation) of:
Investments	9,710,555
Foreign currencies	8,435
Foreign currency exchange contracts	(159,293)
Net change in unrealized appreciation (depreciation)	9,559,697
NET REALIZED AND UNREALIZED GAIN	19,476,916
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,086,396
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Large Company Value Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,609,480	$2,736,672
Net realized gain	9,917,219	9,789,034
Net change in unrealized appreciation (depreciation)	9,559,697	2,506,109
Net increase in net assets resulting from operations	22,086,396	15,031,815
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(964)	(299)
Standard Class II	(1,555,504)	(999,863)
Service Class	(10,608,375)	(5,353,977)
	(12,164,843)	(6,354,139)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	—	10,001
Standard Class II	4,681,024	5,670,411
Service Class	18,119,988	15,681,014
Reinvestment of dividends and distributions:
Standard Class	964	299
Standard Class II	1,555,504	999,863
Service Class	10,608,375	5,353,977
	34,965,855	27,715,565
Cost of shares redeemed:
Standard Class II	(15,068,029)	(7,767,757)
Service Class	(26,962,170)	(21,970,416)
	(42,030,199)	(29,738,173)
Decrease in net assets derived from capital share transactions	(7,064,344)	(2,022,608)
NET INCREASE IN NET ASSETS	2,857,209	6,655,068
NET ASSETS:
Beginning of year	151,777,633	145,122,565
End of year	$154,634,842	$151,777,633
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Large Company Value Fund-4

LVIP American Century Large Company Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Large Company Value Fund Standard Class
	Year Ended 12/31/25	4/29/24[1] to 12/31/24

Net asset value, beginning of period	$18.815	$18.140
Income from investment operations:
Net investment income[2]	0.384	0.268
Net realized and unrealized gain	2.487	0.950
Total from investment operations	2.871	1.218
Less dividends and distributions from:
Net investment income	(0.317)	(0.398)
Net realized gain	(1.352)	(0.145)
Total dividends and distributions	(1.669)	(0.543)
Net asset value, end of period	$20.017	$18.815
Total return[3]	15.52%	6.61%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12	$11
Ratio of expenses to average net assets	0.60%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.67%	0.68%
Ratio of net investment income to average net assets	1.92%	2.04%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.85%	1.96%
Portfolio turnover	64%	41%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Large Company Value Fund-5

LVIP American Century Large Company Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Large Company Value Fund Standard Class II
	Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$18.812	$17.750	$18.08	$19.49	$16.24
Income (loss) from investment operations:
Net investment income[2]	0.360	0.365	0.37	0.35	0.31
Net realized and unrealized gain (loss)	2.489	1.538	0.26	(0.37)	3.20
Total from investment operations	2.849	1.903	0.63	(0.02)	3.51
Less dividends and distributions from:
Net investment income	(0.296)	(0.495)	(0.46)	(0.39)	(0.26)
Net realized gain	(1.352)	(0.346)	(0.50)	(1.00)	—
Total dividends and distributions	(1.648)	(0.841)	(0.96)	(1.39)	(0.26)
Net asset value, end of period	$20.013	$18.812	$17.75	$18.08	$19.49
Total return[3]	15.40%	10.72%	3.88%	(0.26% )	21.71%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$14,390	$21,846	$21,616	$23,858	$16,520
Ratio of expenses to average net assets	0.70%	0.70%	0.71%	0.72%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.77%	0.80%	0.83%	0.83%	0.84%
Ratio of net investment income to average net assets	1.82%	1.95%	2.12%	1.93%	1.68%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.75%	1.85%	2.00%	1.82%	1.55%
Portfolio turnover	64%	41%	37%	30%	40%

[1]
The Fund adopted the accounting and performance history of the American Century Investments® VP Large Company Value Fund Class I, a former portfolio of American
Century Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024.  Pre-inception information shown is that of the Predecessor Fund's Class I shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Large Company Value Fund-6

LVIP American Century Large Company Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Large Company Value Fund Service Class
	Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$19.189	$18.100	$18.41	$19.83	$16.52
Income (loss) from investment operations:
Net investment income[2]	0.337	0.344	0.35	0.33	0.29
Net realized and unrealized gain (loss)	2.538	1.559	0.28	(0.39)	3.25
Total from investment operations	2.875	1.903	0.63	(0.06)	3.54
Less dividends and distributions from:
Net investment income	(0.268)	(0.468)	(0.44)	(0.36)	(0.23)
Net realized gain	(1.352)	(0.346)	(0.50)	(1.00)	—
Total dividends and distributions	(1.620)	(0.814)	(0.94)	(1.36)	(0.23)
Net asset value, end of period	$20.444	$19.189	$18.10	$18.41	$19.83
Total return[3]	15.23%	10.52%	3.78%	(0.46% )	21.53%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$140,233	$129,921	$123,507	$130,585	$84,448
Ratio of expenses to average net assets	0.85%	0.85%	0.86%	0.87%	0.86%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.92%	0.95%	0.98%	0.98%	0.99%
Ratio of net investment income to average net assets	1.67%	1.80%	1.97%	1.78%	1.53%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.60%	1.70%	1.85%	1.67%	1.40%
Portfolio turnover	64%	41%	37%	30%	40%

[1]
The Fund adopted the accounting and performance history of the American Century Investments® VP Large Company Value Fund Class II, a former portfolio of American
Century Variable Portfolios, Inc., as a result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund's Class II shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Large Company Value Fund-7

LVIP American Century Large Company Value Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Large Company Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the American Century Investments VP Large Company Value Fund, a former portfolio of American Century Variable Portfolios, Inc., (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 29, 2024. The Fund was established as a "shell" fund, organized solely in connection with the reorganization for the purpose of acquiring the assets and liabilities of the Predecessor Fund and continuing the operations of the Predecessor Fund. The Fund had no investment operations or performance history prior to the reorganization date. The Predecessor Fund is the accounting survivor for financial reporting purposes. Pre-inception information for Standard Class II shares and Service Class shares shown is that of the Predecessor Fund’s Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to long-term capital growth.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
LVIP American Century Large Company Value Fund-8

LVIP American Century Large Company Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.55% of the first $5 billion of the Fund’s average daily net assets; and 0.45% of the Fund’s average daily net assets in excess of $5 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.60% of the Fund’s average daily net assets for the Standard Class, 0.70% for the Standard Class II  and 0.85% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2025, LFI has not recouped any previously reimbursed Fund expenses.
LVIP American Century Large Company Value Fund-9

LVIP American Century Large Company Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2027	2028	Total
LFI	$81,062	$107,926	$188,988
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$12,717
Legal	2,111
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares, 0.129% of the Fund's average daily net assets for the Standard Class II shares and 0.029% of the Fund's average daily net assets for the Service Class shares, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,285 for the year ended December 31, 2025.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$11,329
Management fees payable to LFI	73,719
Distribution fees payable to LFD	29,932
Printing and mailing fees payable to Lincoln Life	22
Shareholder servicing fees payable to Lincoln Life	5,317
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the year ended December 31, 2025, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$98,489,110
Sales	115,945,373
LVIP American Century Large Company Value Fund-10

LVIP American Century Large Company Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$130,064,062
Aggregate unrealized appreciation of investments and derivatives	$30,745,545
Aggregate unrealized depreciation of investments and derivatives	(6,362,118)
Net unrealized appreciation of investments and derivatives	$24,383,427
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP American Century Large Company Value Fund-11

LVIP American Century Large Company Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$1,909,377	$—	$—	$1,909,377
Automobile Components	1,043,078	—	—	1,043,078
Banks	11,594,729	—	—	11,594,729
Beverages	3,895,707	3,221,581	—	7,117,288
Building Products	2,187,979	—	—	2,187,979
Capital Markets	9,958,771	—	—	9,958,771
Chemicals	2,178,072	—	—	2,178,072
Communications Equipment	4,696,462	—	—	4,696,462
Construction Materials	1,061,590	—	—	1,061,590
Containers & Packaging	1,367,147	—	—	1,367,147
Diversified Telecommunication Services	2,344,256	—	—	2,344,256
Electric Utilities	7,031,400	—	—	7,031,400
Electrical Equipment	798,443	—	—	798,443
Electronic Equipment, Instruments & Components	1,153,614	—	—	1,153,614
Energy Equipment & Services	2,105,542	—	—	2,105,542
Entertainment	2,083,356	—	—	2,083,356
Financial Services	4,959,233	—	—	4,959,233
Food Products	3,550,927	—	—	3,550,927
Ground Transportation	4,495,883	—	—	4,495,883
Health Care Equipment & Supplies	9,762,189	—	—	9,762,189
Health Care Providers & Services	5,740,508	—	—	5,740,508
Household Durables	2,665,845	—	—	2,665,845
Household Products	1,929,824	—	—	1,929,824
Industrial Conglomerates	—	1,029,001	—	1,029,001
Insurance	6,758,683	—	—	6,758,683
Interactive Media & Services	4,293,734	—	—	4,293,734
IT Services	2,898,493	—	—	2,898,493
Life Sciences Tools & Services	1,933,342	—	—	1,933,342
Machinery	6,339,810	—	—	6,339,810
Metals & Mining	1,071,419	—	—	1,071,419
Oil, Gas & Consumable Fuels	8,227,381	—	—	8,227,381
Passenger Airlines	756,050	—	—	756,050
Personal Care Products	5,661,556	—	—	5,661,556
Pharmaceuticals	5,603,895	1,414,836	—	7,018,731
Residential REITs	2,384,425	—	—	2,384,425
Retail REITs	761,446	—	—	761,446
Semiconductors & Semiconductor Equipment	4,665,377	—	—	4,665,377
Software	2,772,548	—	—	2,772,548
Specialized REITs	2,312,959	—	—	2,312,959
Trading Companies & Distributors	1,470,404	—	—	1,470,404
Money Market Fund	2,349,982	—	—	2,349,982
Total Investments	$148,775,436	$5,665,418	$—	$154,440,854
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$4,694	$—	$4,694
Liabilities:
Foreign Currency Exchange Contracts	$—	$(18,465)	$—	$(18,465)
There were no Level 3 investments at the beginning or end of the year.
As a result of utilizing International fair value pricing at December 31, 2025, a portion of the Fund's portfolio investments was categorized as Level 2.
LVIP American Century Large Company Value Fund-12

LVIP American Century Large Company Value Fund
Notes to Financial Statements (continued)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales, partnerships and mark-to-market adjustments on certain derivatives.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$4,590,872	$4,771,927
Long-term capital gains	7,573,971	1,582,212
Total	$12,164,843	$6,354,139
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$151,427
Undistributed long-term capital gains	7,852,583
Other temporary differences	(1)
Net unrealized appreciation	24,383,427
Distributable earnings/(accumulated loss)	$32,387,436
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, the Fund recorded the following permanent reclassifications primarily due to true-up adjustment from prior year Financial statement to tax return:
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$(178,886)	$178,886
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24*
Shares sold:
Standard Class	—	551
Standard Class II	236,948	307,579
Service Class	897,235	818,330
Shares reinvested:
Standard Class	49	15
Standard Class II	78,502	52,690
Service Class	524,544	276,219
	1,737,278	1,455,384
Shares redeemed:
Standard Class	—	—
Standard Class II	(757,687)	(416,560)
Service Class	(1,332,947)	(1,148,984)
	(2,090,634)	(1,565,544)
Net decrease	(353,356)	(110,160)

*	Date of commencement of operations of Standard class is April 29, 2024.
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the
LVIP American Century Large Company Value Fund-13

LVIP American Century Large Company Value Fund
Notes to Financial Statements (continued)
 7. Line of Credit (continued)
respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the year ended December 31, 2025, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$4,694	Receivables and other assets net of liabilities	$(18,465)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(837,569)	$(159,293)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$848,410	$11,402,400
LVIP American Century Large Company Value Fund-14

LVIP American Century Large Company Value Fund
Notes to Financial Statements (continued)
9. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
12. Subsequent Events
At a meeting held on December 8-9, 2025, of the Board of Trustees (“Board”) of the Trust, the Board approved an Agreement and Plan of Reorganization to merge the Fund with and into the LVIP American Century Value Fund (the “Acquiring Fund”), a series of the Trust (the “Reorganization”). The Reorganization is not expected to be a taxable event for contract holders. More information about the Acquiring Fund and the definitive terms of the proposed Reorganization will be included in proxy materials.
LVIP American Century Large Company Value Fund-15

LVIP American Century Large Company Value Fund
Notes to Financial Statements (continued)
 12. Subsequent Events (continued)
The Reorganization is subject to certain conditions, including approval by shareholders of the Fund. Proxy materials regarding the Reorganization will be distributed to owners of the variable annuity contracts or variable life insurance policies, as applicable, who are shareholders of the Fund, as of the close of business on March 13, 2026 (“Record Date”). A meeting of shareholders, as of the Record Date, to consider the Reorganization is scheduled to be held on or about June 4, 2026, and the Fund’s Reorganization is expected to be completed on or about June 5, 2026 (“Closing Date”).
Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.
LVIP American Century Large Company Value Fund-16

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP American Century Large Company Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP American Century Large Company Value Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for each of the three years in the period ended December 31, 2023, were audited by another independent registered public accounting firm whose report, dated February 12, 2024, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP American Century Large Company Value Fund–17

LVIP American Century Mid Cap Value Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP American Century Mid Cap Value Fund

LVIP American Century Mid Cap Value Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
COMMON STOCK–96.54%
Aerospace & Defense–1.89%
Hexcel Corp.	25,982	$1,920,070
L3Harris Technologies, Inc.	23,022	6,758,568
		8,678,638
Automobile Components–1.49%
BorgWarner, Inc.	48,169	2,170,495
Cie Generale des Etablissements Michelin SCA	68,689	2,276,778
Gentex Corp.	102,748	2,390,946
		6,838,219
Banks–7.19%
Commerce Bancshares, Inc.	154,406	8,081,639
First Hawaiian, Inc.	141,004	3,567,401
Prosperity Bancshares, Inc.	88,303	6,102,620
Truist Financial Corp.	120,396	5,924,687
U.S. Bancorp	136,351	7,275,689
Westamerica BanCorp	43,638	2,087,206
		33,039,242
Beverages–1.47%
Heineken NV	36,676	3,026,023
Pernod Ricard SA	43,797	3,750,175
		6,776,198
Building Products–1.24%
A.O. Smith Corp.	47,918	3,204,756
Masco Corp.	39,415	2,501,276
		5,706,032
Capital Markets–2.75%
Bank of New York Mellon Corp.	14,933	1,733,572
Northern Trust Corp.	48,233	6,588,145
Raymond James Financial, Inc.	5,745	922,590
T. Rowe Price Group, Inc.	33,145	3,393,385
		12,637,692
Chemicals–1.32%
†Axalta Coating Systems Ltd.	80,954	2,615,624
PPG Industries, Inc.	33,647	3,447,471
		6,063,095
Commercial Services & Supplies–0.45%
ABM Industries, Inc.	48,947	2,070,458
		2,070,458
Communications Equipment–0.78%
†F5, Inc.	14,088	3,596,103
		3,596,103
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.88%
†Amrize Ltd.	45,390	$2,454,691
Eagle Materials, Inc.	7,737	1,599,083
		4,053,774
Consumer Staples Distribution & Retail–2.07%
Koninklijke Ahold Delhaize NV	141,384	5,797,717
Sysco Corp.	50,146	3,695,259
		9,492,976
Containers & Packaging–2.37%
Graphic Packaging Holding Co.	263,554	3,969,123
Packaging Corp. of America	33,544	6,917,779
		10,886,902
Electric Utilities–5.18%
Duke Energy Corp.	27,516	3,225,150
Evergy, Inc.	97,274	7,051,392
Eversource Energy	62,862	4,232,499
PPL Corp.	68,137	2,386,158
Xcel Energy, Inc.	93,543	6,909,086
		23,804,285
Electrical Equipment–0.75%
Emerson Electric Co.	8,560	1,136,083
Sensata Technologies Holding PLC	69,819	2,324,275
		3,460,358
Electronic Equipment, Instruments & Components–1.54%
CDW Corp.	21,352	2,908,142
Ralliant Corp.	53,642	2,730,914
TE Connectivity PLC	6,374	1,450,149
		7,089,205
Energy Equipment & Services–1.72%
Baker Hughes Co.	173,080	7,882,063
		7,882,063
Food Products–1.62%
Conagra Brands, Inc.	176,025	3,046,992
General Mills, Inc.	24,480	1,138,320
†Magnum Ice Cream Co. NV	72,993	1,167,999
Mondelez International, Inc. Class A	38,421	2,068,203
		7,421,514
Gas Utilities–2.13%
ONE Gas, Inc.	77,248	5,967,408
Spire, Inc.	46,162	3,817,597
		9,785,005
LVIP American Century Mid Cap Value Fund-1

LVIP American Century Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation–2.44%
CSX Corp.	183,266	$6,643,392
Norfolk Southern Corp.	15,791	4,559,178
		11,202,570
Health Care Equipment & Supplies–7.55%
Becton Dickinson & Co.	37,204	7,220,180
†Envista Holdings Corp.	157,184	3,412,465
GE HealthCare Technologies, Inc.	77,150	6,327,843
†Hologic, Inc.	36,601	2,726,409
Medtronic PLC	36,471	3,503,404
Zimmer Biomet Holdings, Inc.	127,823	11,493,844
		34,684,145
Health Care Providers & Services–5.42%
Cencora, Inc.	5,008	1,691,452
†Henry Schein, Inc.	117,487	8,879,668
Labcorp Holdings, Inc.	28,739	7,210,040
Quest Diagnostics, Inc.	21,585	3,745,645
Universal Health Services, Inc. Class B	15,545	3,389,121
		24,915,926
Health Care REITs–1.97%
CareTrust REIT, Inc.	37,653	1,361,533
Healthpeak Properties, Inc.	265,888	4,275,479
Ventas, Inc.	44,380	3,434,124
		9,071,136
Hotels, Restaurants & Leisure–0.54%
Sodexo SA	48,461	2,482,948
		2,482,948
Household Durables–1.69%
†Mohawk Industries, Inc.	35,380	3,867,034
PulteGroup, Inc.	33,308	3,905,696
		7,772,730
Household Products–2.05%
Kimberly-Clark Corp.	68,709	6,932,051
Reckitt Benckiser Group PLC	30,742	2,487,623
		9,419,674
Insurance–4.80%
Allstate Corp.	11,956	2,488,642
Hanover Insurance Group, Inc.	9,934	1,815,637
Marsh & McLennan Cos., Inc.	15,617	2,897,266
Reinsurance Group of America, Inc.	36,096	7,344,092
Willis Towers Watson PLC	22,850	7,508,510
		22,054,147
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services–2.15%
Amdocs Ltd.	66,329	$5,340,148
Cognizant Technology Solutions Corp. Class A	54,565	4,528,895
		9,869,043
Life Sciences Tools & Services–1.47%
†ICON PLC	22,977	4,186,869
†IQVIA Holdings, Inc.	11,356	2,559,756
		6,746,625
Machinery–5.69%
Cummins, Inc.	10,695	5,459,263
Dover Corp.	7,111	1,388,351
Fortive Corp.	42,685	2,356,639
IDEX Corp.	11,584	2,061,257
Oshkosh Corp.	30,250	3,800,307
PACCAR, Inc.	33,231	3,639,127
Timken Co.	48,845	4,109,330
Toro Co.	42,144	3,317,576
		26,131,850
Media–1.27%
Omnicom Group, Inc.	44,066	3,558,329
Publicis Groupe SA	21,974	2,281,948
		5,840,277
Metals & Mining–0.98%
Reliance, Inc.	15,590	4,503,483
		4,503,483
Multi-Utilities–1.22%
Northwestern Energy Group, Inc.	87,212	5,628,663
		5,628,663
Oil, Gas & Consumable Fuels–4.71%
ConocoPhillips	39,169	3,666,610
Coterra Energy, Inc.	147,766	3,889,201
Diamondback Energy, Inc.	30,515	4,587,320
Enterprise Products Partners LP	216,604	6,944,324
ONEOK, Inc.	34,491	2,535,089
		21,622,544
Passenger Airlines–0.97%
Southwest Airlines Co.	107,326	4,435,784
		4,435,784
Personal Care Products–2.25%
Estee Lauder Cos., Inc. Class A	30,084	3,150,397
Kenvue, Inc.	417,776	7,206,636
		10,357,033
LVIP American Century Mid Cap Value Fund-2

LVIP American Century Mid Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Residential REITs–1.68%
Equity Residential	100,192	$6,316,104
Essex Property Trust, Inc.	5,347	1,399,203
		7,715,307
Retail REITs–2.20%
Agree Realty Corp.	22,801	1,642,356
Realty Income Corp.	122,821	6,923,420
Regency Centers Corp.	22,216	1,533,570
		10,099,346
Semiconductors & Semiconductor Equipment–1.76%
Infineon Technologies AG	48,746	2,126,834
NXP Semiconductors NV	8,936	1,939,648
Teradyne, Inc.	20,657	3,998,369
		8,064,851
Specialized REITs–2.58%
American Tower Corp.	27,491	4,826,595
Public Storage	17,462	4,531,389
VICI Properties, Inc.	88,704	2,494,356
		11,852,340
Technology Hardware, Storage & Peripherals–0.97%
HP, Inc.	200,221	4,460,924
		4,460,924
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–3.34%
Ashtead Group PLC	36,527	$2,490,383
Bunzl PLC	249,589	6,969,520
MSC Industrial Direct Co., Inc. Class A	70,001	5,887,084
		15,346,987
Total Common Stock (Cost $387,401,889)		443,560,092
PREFERRED STOCK–0.85%
Henkel AG & Co. KGaA 2.92%	47,618	3,884,905
Total Preferred Stock (Cost $3,033,420)		3,884,905

MONEY MARKET FUND–2.40%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.74%)	11,010,110	11,010,110
Total Money Market Fund (Cost $11,010,110)		11,010,110

TOTAL INVESTMENTS–99.79% (Cost $401,445,419)	458,455,107
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	978,088
NET ASSETS APPLICABLE TO 23,707,613 SHARES OUTSTANDING–100.00%	$459,433,195
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY MID CAP VALUE FUND STANDARD CLASS ($11,666 / 603 Shares)	$19.355
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY MID CAP VALUE FUND STANDARD CLASS II ($158,649,908 / 8,199,173 Shares)	$19.350
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY MID CAP VALUE FUND SERVICE CLASS ($300,771,621 / 15,507,837 Shares)	$19.395
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$379,517,909
Distributable earnings/(accumulated loss)	79,915,286
TOTAL NET ASSETS	$459,433,195

†Non-income producing.

★Includes $17,114 expense reimbursement receivable from Lincoln Financial Investments Corporation, $155,958 payable for securities purchased, $347,250 payable for fund shares redeemed, $19,674 other accrued expenses payable, $365,016 due to manager and affiliates,
$17,115 payable for audit fee and $21,289 payable for fund accounting fee as of December 31, 2025.

LVIP American Century Mid Cap Value Fund-3

LVIP American Century Mid Cap Value Fund
Statement of Net Assets (continued)

The following foreign currency exchange contracts were outstanding at December 31, 2025:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	GBP	317,814	USD	(428,605)	3/27/26	$—	$(313)
BOA	GBP	217,916	USD	(292,939)	3/27/26	728	—
CBK	EUR	(4,803,608)	USD	5,673,899	3/27/26	5,384	—
CBK	GBP	(2,978,672)	USD	3,987,007	3/27/26	—	(27,104)
GS	EUR	(5,313,623)	USD	6,278,108	3/27/26	7,747	—
GS	GBP	(2,978,673)	USD	3,985,434	3/27/26	—	(28,677)
JPM	GBP	(2,978,672)	USD	3,985,992	3/27/26	—	(28,119)
JPM	GBP	803,119	USD	(1,076,540)	3/27/26	5,757	—
MSC	EUR	(4,740,876)	USD	5,596,634	3/27/26	2,146	—
UBS	EUR	(4,281,346)	USD	5,058,475	3/27/26	6,256	—
Total Foreign Currency Exchange Contracts						$28,018	$(84,213)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.

Summary of Abbreviations:
BOA–Bank of America
CBK–Citibank NA
EUR–Euro
GBP–British Pound Sterling
GS–Goldman Sachs
IT–Information Technology
JPM–JPMorgan Chase Bank NA
MSC–Morgan Stanley & Co.
REIT–Real Estate Investment Trust
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Mid Cap Value Fund-4

LVIP American Century Mid Cap Value Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$15,410,289
Foreign taxes withheld	(213,033)
15,197,256
EXPENSES:
Management fees	4,191,410
Distribution fees-Service Class	1,081,778
Shareholder servicing fees	339,695
Accounting and administration expenses	115,978
Professional fees	54,317
Custodian fees	31,312
Reports and statements to shareholders	22,221
Trustees’ fees and expenses	17,997
Consulting fees	14,239
Pricing fees	11,738
Index fees	5,946
Other	15,385
5,902,016
Less:
Expenses reimbursed	(103,514)
Total operating expenses	5,798,502
NET INVESTMENT INCOME	9,398,754
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	44,418,432
Foreign currencies	(97,786)
Foreign currency exchange contracts	(3,443,556)
Net realized gain	40,877,090
Net change in unrealized appreciation (depreciation) of:
Investments	(499,244)
Foreign currencies	8,891
Foreign currency exchange contracts	(626,141)
Net change in unrealized appreciation (depreciation)	(1,116,494)
NET REALIZED AND UNREALIZED GAIN	39,760,596
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$49,159,350
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Mid Cap Value Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$9,398,754	$10,627,472
Net realized gain	40,877,090	49,061,225
Net change in unrealized appreciation (depreciation)	(1,116,494)	(5,208,986)
Net increase in net assets resulting from operations	49,159,350	54,479,711
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(1,159)	(424)
Standard Class II	(16,083,492)	(12,759,340)
Service Class	(37,588,251)	(33,375,095)
	(53,672,902)	(46,134,859)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	—	10,000
Standard Class II	18,041,586	19,640,546
Service Class	33,441,280	30,417,938
Reinvestment of dividends and distributions:
Standard Class	1,159	424
Standard Class II	16,083,492	12,684,392
Service Class	37,588,251	33,375,095
	105,155,768	96,128,395
Cost of shares redeemed:
Standard Class II	(46,130,782)	(40,222,861)
Service Class	(225,549,155)	(93,865,446)
	(271,679,937)	(134,088,307)
Decrease in net assets derived from capital share transactions	(166,524,169)	(37,959,912)
NET DECREASE IN NET ASSETS	(171,037,721)	(29,615,060)
NET ASSETS:
Beginning of year	630,470,916	660,085,976
End of year	$459,433,195	$630,470,916
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Mid Cap Value Fund-5

LVIP American Century Mid Cap Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Mid Cap Value Fund Standard Class
	Year Ended 12/31/25	4/29/24[1] to 12/31/24

Net asset value, beginning of period	$19.662	$19.120
Income from investment operations:
Net investment income[2]	0.361	0.261
Net realized and unrealized gain	1.410	1.091
Total from investment operations	1.771	1.352
Less dividends and distributions from:
Net investment income	(0.399)	(0.439)
Net realized gain	(1.679)	(0.371)
Total dividends and distributions	(2.078)	(0.810)
Net asset value, end of period	$19.355	$19.662
Total return[3]	9.11%	6.93%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12	$11
Ratio of expenses to average net assets	0.76%	0.76%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.78%	0.78%
Ratio of net investment income to average net assets	1.77%	1.84%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.75%	1.82%
Portfolio turnover	86%	54%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Mid Cap Value Fund-6

LVIP American Century Mid Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Mid Cap Value Fund Standard Class II
	Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$19.657	$19.440	$21.15	$25.03	$20.55
Income (loss) from investment operations:
Net investment income[2]	0.337	0.345	0.37	0.42	0.34
Net realized and unrealized gain (loss)	1.413	1.337	0.71	(0.57)	4.41
Total from investment operations	1.750	1.682	1.08	(0.15)	4.75
Less dividends and distributions from:
Net investment income	(0.378)	(0.515)	(0.45)	(0.50)	(0.27)
Net realized gain	(1.679)	(0.950)	(2.34)	(3.23)	—
Total dividends and distributions	(2.057)	(1.465)	(2.79)	(3.73)	(0.27)
Net asset value, end of period	$19.350	$19.657	$19.44	$21.15	$25.03
Total return[3]	8.99%	8.73%	6.13%	(1.19% )	23.20%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$158,650	$172,495	$178,367	$172,440	$182,236
Ratio of expenses to average net assets	0.86%	0.86%	0.85%	0.80%	0.80%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.88%	0.87%	0.85%	0.86%	0.94%
Ratio of net investment income to average net assets	1.68%	1.74%	1.91%	1.92%	1.47%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.66%	1.73%	1.91%	1.86%	1.33%
Portfolio turnover	86%	54%	47%	74%	53%

[1]
The Fund adopted the accounting and performance history of the Class I shares of the American Century Investments® VP Mid Cap Value Fund, a former portfolio of
American Century Variable Portfolios, Inc., as the result of a reorganization on April 29,2024. Pre-inception information shown is that of the Predecessor Fund’s Class I shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Mid Cap Value Fund-7

LVIP American Century Mid Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Mid Cap Value Fund Service Class
	Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$19.679	$19.470	$21.17	$25.05	$20.57
Income (loss) from investment operations:
Net investment income[2]	0.307	0.316	0.34	0.39	0.31
Net realized and unrealized gain (loss)	1.413	1.329	0.73	(0.57)	4.41
Total from investment operations	1.720	1.645	1.07	(0.18)	4.72
Less dividends and distributions from:
Net investment income	(0.325)	(0.486)	(0.43)	(0.47)	(0.24)
Net realized gain	(1.679)	(0.950)	(2.34)	(3.23)	—
Total dividends and distributions	(2.004)	(1.436)	(2.77)	(3.70)	(0.24)
Net asset value, end of period	$19.395	$19.679	$19.47	$21.17	$25.05
Total return[3]	8.83%	8.52%	6.03%	(1.38% )	23.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$300,771	$457,965	$481,719	$507,485	$541,594
Ratio of expenses to average net assets	1.01%	1.01%	1.00%	0.95%	0.95%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.03%	1.02%	1.00%	1.01%	1.09%
Ratio of net investment income to average net assets	1.53%	1.59%	1.76%	1.77%	1.32%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.51%	1.58%	1.76%	1.71%	1.18%
Portfolio turnover	86%	54%	47%	74%	53%

[1]
The Fund adopted the accounting and performance history of the Class II shares of the American Century Investments® VP Mid Cap Value Fund, a former portfolio of
American Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class II shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Mid Cap Value Fund-8

LVIP American Century Mid Cap Value Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Mid Cap Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the American Century Investments® VP Mid Cap Value Fund, a former portfolio of American Century Variable Portfolios, Inc., (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 29, 2024. The Fund was established as a "shell" fund, organized solely in connection with the reorganization for the purpose of acquiring the assets and liabilities of the Predecessor Fund and continuing the operations of the Predecessor Fund. The Fund had no investment operations or performance history prior to the reorganization date. The Predecessor Fund is the accounting survivor for financial reporting purposes. Pre-inception information for Standard Class II shares and Service Class shares shown is that of the Predecessor Fund’s Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek long-term capital growth.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
LVIP American Century Mid Cap Value Fund-9

LVIP American Century Mid Cap Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.70% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.76% of the Fund’s average daily net assets for the Standard Class, 0.86% for the Standard Class II  and 1.01% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2025, LFI has not recouped any previously reimbursed Fund expenses.
LVIP American Century Mid Cap Value Fund-10

LVIP American Century Mid Cap Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2027	2028	Total
LFI	$64,480	$103,514	$167,994
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$50,843
Legal	8,341
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares, 0.129% of the Fund's average daily net assets for the Standard Class II shares and 0.029% of the Fund's average daily net assets for the Service Class shares, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $92 for the year ended December 31, 2025.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$17,114
Management fees payable to LFI	275,527
Distribution fees payable to LFD	64,525
Shareholder servicing fees payable to Lincoln Life	24,964
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the year ended December 31, 2025, the Fund engaged in securities purchases of $90,314 and securities sales of $28,774, which resulted in net realized losses of $16,810.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$511,551,173
Sales	723,377,251
LVIP American Century Mid Cap Value Fund-11

LVIP American Century Mid Cap Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$409,755,828
Aggregate unrealized appreciation of investments and derivatives	$63,594,185
Aggregate unrealized depreciation of investments and derivatives	(14,889,140)
Net unrealized appreciation of investments and derivatives	$48,705,045
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP American Century Mid Cap Value Fund-12

LVIP American Century Mid Cap Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$8,678,638	$—	$—	$8,678,638
Automobile Components	4,561,441	2,276,778	—	6,838,219
Banks	33,039,242	—	—	33,039,242
Beverages	—	6,776,198	—	6,776,198
Building Products	5,706,032	—	—	5,706,032
Capital Markets	12,637,692	—	—	12,637,692
Chemicals	6,063,095	—	—	6,063,095
Commercial Services & Supplies	2,070,458	—	—	2,070,458
Communications Equipment	3,596,103	—	—	3,596,103
Construction Materials	4,053,774	—	—	4,053,774
Consumer Staples Distribution & Retail	3,695,259	5,797,717	—	9,492,976
Containers & Packaging	10,886,902	—	—	10,886,902
Electric Utilities	23,804,285	—	—	23,804,285
Electrical Equipment	3,460,358	—	—	3,460,358
Electronic Equipment, Instruments & Components	7,089,205	—	—	7,089,205
Energy Equipment & Services	7,882,063	—	—	7,882,063
Food Products	7,421,514	—	—	7,421,514
Gas Utilities	9,785,005	—	—	9,785,005
Ground Transportation	11,202,570	—	—	11,202,570
Health Care Equipment & Supplies	34,684,145	—	—	34,684,145
Health Care Providers & Services	24,915,926	—	—	24,915,926
Health Care REITs	9,071,136	—	—	9,071,136
Hotels, Restaurants & Leisure	—	2,482,948	—	2,482,948
Household Durables	7,772,730	—	—	7,772,730
Household Products	6,932,051	2,487,623	—	9,419,674
Insurance	22,054,147	—	—	22,054,147
IT Services	9,869,043	—	—	9,869,043
Life Sciences Tools & Services	6,746,625	—	—	6,746,625
Machinery	26,131,850	—	—	26,131,850
Media	3,558,329	2,281,948	—	5,840,277
Metals & Mining	4,503,483	—	—	4,503,483
Multi-Utilities	5,628,663	—	—	5,628,663
Oil, Gas & Consumable Fuels	21,622,544	—	—	21,622,544
Passenger Airlines	4,435,784	—	—	4,435,784
Personal Care Products	10,357,033	—	—	10,357,033
Residential REITs	7,715,307	—	—	7,715,307
Retail REITs	10,099,346	—	—	10,099,346
Semiconductors & Semiconductor Equipment	5,938,017	2,126,834	—	8,064,851
Specialized REITs	11,852,340	—	—	11,852,340
Technology Hardware, Storage & Peripherals	4,460,924	—	—	4,460,924
Trading Companies & Distributors	5,887,084	9,459,903	—	15,346,987
Preferred Stock	—	3,884,905	—	3,884,905
Money Market Fund	11,010,110	—	—	11,010,110
Total Investments	$420,880,253	$37,574,854	$—	$458,455,107
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$28,018	$—	$28,018
Liabilities:
Foreign Currency Exchange Contracts	$—	$(84,213)	$—	$(84,213)
There were no Level 3 investments at the beginning or end of the year.
LVIP American Century Mid Cap Value Fund-13

LVIP American Century Mid Cap Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
As a result of utilizing International fair value pricing at December 31, 2025, a portion of the Fund's portfolio investments was categorized as Level 2.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales, partnerships and mark-to-market adjustments on certain derivatives.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$19,265,961	$31,151,006
Long-term capital gains	34,406,941	14,983,853
Total	$53,672,902	$46,134,859
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$31,210,239
Other temporary differences	2
Net unrealized appreciation	48,705,045
Distributable earnings/(accumulated loss)	$79,915,286
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, the Fund recorded the following permanent reclassifications primarily due to adjustments related to partnerships:
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$1,923,210	$(1,923,210)
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24*
Shares sold:
Standard Class	—	523
Standard Class II	902,746	995,332
Service Class	1,667,113	1,541,331
Shares reinvested:
Standard Class	59	21
Standard Class II	817,826	640,456
Service Class	1,901,679	1,684,205
	5,289,423	4,861,868
Shares redeemed:
Standard Class	—	—
Standard Class II	(2,296,795)	(2,033,564)
Service Class	(11,332,987)	(4,699,053)
	(13,629,782)	(6,732,617)
Net decrease	(8,340,359)	(1,870,749)

*	Date of commencement of operations of Standard class is April 29, 2024.
LVIP American Century Mid Cap Value Fund-14

LVIP American Century Mid Cap Value Fund
Notes to Financial Statements (continued)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the year ended December 31, 2025, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$28,018	Receivables and other assets net of liabilities	$(84,213)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(3,443,556)	$(626,141)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$3,508,435	$46,440,820
LVIP American Century Mid Cap Value Fund-15

LVIP American Century Mid Cap Value Fund
Notes to Financial Statements (continued)
9. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Mid Cap Value Fund-16

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP American Century Mid Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP American Century Mid Cap Value Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for each of the three years in the period ended December 31, 2023, were audited by another independent registered public accounting firm whose report, dated February 12, 2024, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP American Century Mid Cap Value Fund–17

LVIP American Century Select Mid Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP American Century Select Mid Cap Managed Volatility Fund

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
COMMON STOCK–93.24%
Aerospace & Defense–2.99%
†Axon Enterprise, Inc.	2,186	$1,241,495
Curtiss-Wright Corp.	1,912	1,054,028
HEICO Corp.	3,196	1,034,194
Hexcel Corp.	19,400	1,433,660
Howmet Aerospace, Inc.	14,001	2,870,485
L3Harris Technologies, Inc.	17,587	5,163,015
†Rocket Lab Corp.	12,888	899,067
		13,695,944
Automobile Components–1.13%
BorgWarner, Inc.	36,822	1,659,199
Cie Generale des Etablissements Michelin SCA	51,764	1,715,779
Gentex Corp.	78,665	1,830,535
		5,205,513
Banks–5.62%
Commerce Bancshares, Inc.	117,955	6,173,780
First Hawaiian, Inc.	107,796	2,727,239
†NU Holdings Ltd. Class A	30,910	517,433
Prosperity Bancshares, Inc.	67,650	4,675,291
Truist Financial Corp.	92,043	4,529,436
U.S. Bancorp	104,232	5,561,820
Westamerica BanCorp	32,901	1,573,655
		25,758,654
Beverages–1.15%
Heineken NV	29,225	2,411,265
Pernod Ricard SA	33,458	2,864,884
		5,276,149
Biotechnology–0.71%
†Alnylam Pharmaceuticals, Inc.	2,477	984,979
†Argenx SE ADR	778	654,259
†Natera, Inc.	6,988	1,600,881
		3,240,119
Broadline Retail–0.15%
†Coupang, Inc.	28,869	681,020
		681,020
Building Products–1.19%
A.O. Smith Corp.	37,864	2,532,344
Johnson Controls International PLC	8,358	1,000,871
Masco Corp.	30,079	1,908,813
		5,442,028
Capital Markets–3.03%
ARES Management Corp. Class A	8,256	1,334,417
Bank of New York Mellon Corp.	11,422	1,325,980
†Coinbase Global, Inc. Class A	1,462	330,617
LPL Financial Holdings, Inc.	3,901	1,393,320
MSCI, Inc.	578	331,616
Northern Trust Corp.	36,874	5,036,620
Raymond James Financial, Inc.	4,392	705,311
T. Rowe Price Group, Inc.	25,005	2,560,012
TPG, Inc.	13,880	886,099
		13,903,992
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals–1.03%
†Axalta Coating Systems Ltd.	64,546	$2,085,481
PPG Industries, Inc.	25,867	2,650,333
		4,735,814
Commercial Services & Supplies–0.53%
ABM Industries, Inc.	37,420	1,582,866
Republic Services, Inc.	3,961	839,455
		2,422,321
Communications Equipment–0.74%
†Ciena Corp.	2,689	628,876
†F5, Inc.	10,765	2,747,874
		3,376,750
Construction & Engineering–0.31%
EMCOR Group, Inc.	2,359	1,443,213
		1,443,213
Construction Materials–0.96%
†Amrize Ltd.	34,698	1,876,468
Eagle Materials, Inc.	5,914	1,222,306
Vulcan Materials Co.	4,625	1,319,142
		4,417,916
Consumer Staples Distribution & Retail–1.85%
Casey's General Stores, Inc.	1,672	924,131
Koninklijke Ahold Delhaize NV	108,079	4,431,983
†Sprouts Farmers Market, Inc.	4,018	320,114
Sysco Corp.	38,317	2,823,580
		8,499,808
Containers & Packaging–1.83%
Graphic Packaging Holding Co.	207,101	3,118,941
Packaging Corp. of America	25,626	5,284,850
		8,403,791
Distributors–0.18%
Pool Corp.	3,631	830,591
		830,591
Diversified Consumer Services–0.10%
†Bright Horizons Family Solutions, Inc.	2,495	252,993
†Duolingo, Inc.	1,096	192,348
		445,341
Electric Utilities–4.01%
Duke Energy Corp.	21,758	2,550,255
Evergy, Inc.	74,310	5,386,732
Eversource Energy	49,533	3,335,057
PPL Corp.	52,090	1,824,192
Xcel Energy, Inc.	71,377	5,271,905
		18,368,141
Electrical Equipment–1.09%
Emerson Electric Co.	6,544	868,520
Hubbell, Inc.	935	415,243
Sensata Technologies Holding PLC	53,291	1,774,057
Vertiv Holdings Co. Class A	11,979	1,940,718
		4,998,538
Electronic Equipment, Instruments & Components–1.37%
CDW Corp.	16,927	2,305,457
†Coherent Corp.	3,614	667,036
LVIP American Century Select Mid Cap Managed Volatility Fund-1

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
Ralliant Corp.	42,838	$2,180,883
TE Connectivity PLC	4,867	1,107,291
		6,260,667
Energy Equipment & Services–1.31%
Baker Hughes Co.	132,221	6,021,344
		6,021,344
Entertainment–0.49%
†ROBLOX Corp. Class A	18,087	1,465,590
†Spotify Technology SA	1,321	767,118
		2,232,708
Financial Services–0.58%
†Affirm Holdings, Inc.	11,179	832,053
†Corpay, Inc.	4,356	1,310,851
†Toast, Inc. Class A	14,731	523,098
		2,666,002
Food Products–1.24%
Conagra Brands, Inc.	134,404	2,326,533
General Mills, Inc.	18,681	868,667
†Magnum Ice Cream Co. NV	55,704	891,349
Mondelez International, Inc. Class A	29,358	1,580,341
		5,666,890
Gas Utilities–1.63%
ONE Gas, Inc.	59,012	4,558,677
Spire, Inc.	35,235	2,913,935
		7,472,612
Ground Transportation–1.96%
CSX Corp.	140,095	5,078,444
Norfolk Southern Corp.	12,055	3,480,520
†XPO, Inc.	3,196	434,368
		8,993,332
Health Care Equipment & Supplies–6.98%
Becton Dickinson & Co.	28,043	5,442,305
†Dexcom, Inc.	26,730	1,774,070
†Envista Holdings Corp.	120,705	2,620,506
GE HealthCare Technologies, Inc.	75,911	6,226,220
†Hologic, Inc.	27,979	2,084,156
†IDEXX Laboratories, Inc.	967	654,204
†Insulet Corp.	5,916	1,681,564
Medtronic PLC	28,237	2,712,446
Zimmer Biomet Holdings, Inc.	97,764	8,790,939
		31,986,410
Health Care Providers & Services–4.37%
Cencora, Inc.	6,769	2,286,229
†Henry Schein, Inc.	89,819	6,788,520
Labcorp Holdings, Inc.	21,960	5,509,325
Quest Diagnostics, Inc.	16,481	2,859,948
Universal Health Services, Inc. Class B	11,897	2,593,784
		20,037,806
Health Care REITs–1.51%
CareTrust REIT, Inc.	28,771	1,040,359
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care REITs (continued)
Healthpeak Properties, Inc.	203,119	$3,266,154
Ventas, Inc.	33,864	2,620,396
		6,926,909
Health Care Technology–0.27%
†Veeva Systems, Inc. Class A	5,531	1,234,685
		1,234,685
Hotels, Restaurants & Leisure–2.58%
†Chipotle Mexican Grill, Inc.	6,117	226,329
†DoorDash, Inc. Class A	1,966	445,260
Expedia Group, Inc.	1,871	530,073
†Flutter Entertainment PLC	5,931	1,275,402
Hilton Worldwide Holdings, Inc.	11,392	3,272,352
Royal Caribbean Cruises Ltd.	10,032	2,798,125
Sodexo SA	38,634	1,979,452
†Viking Holdings Ltd.	15,802	1,128,421
Wingstop, Inc.	802	191,269
		11,846,683
Household Durables–1.47%
†Mohawk Industries, Inc.	27,028	2,954,160
PulteGroup, Inc.	25,451	2,984,384
†TopBuild Corp.	1,976	824,368
		6,762,912
Household Products–1.60%
Church & Dwight Co., Inc.	1,828	153,278
Kimberly-Clark Corp.	52,489	5,295,615
Reckitt Benckiser Group PLC	23,500	1,901,605
		7,350,498
Independent Power and Renewable Electricity Producers–0.57%
Vistra Corp.	16,147	2,604,996
		2,604,996
Insurance–3.68%
Allstate Corp.	9,317	1,939,334
Hanover Insurance Group, Inc.	7,594	1,387,955
Marsh & McLennan Cos., Inc.	11,939	2,214,923
Reinsurance Group of America, Inc.	27,549	5,605,120
Willis Towers Watson PLC	17,469	5,740,313
		16,887,645
Interactive Media & Services–0.19%
†Reddit, Inc. Class A	3,819	877,874
		877,874
IT Services–2.32%
Amdocs Ltd.	49,905	4,017,851
†Cloudflare, Inc. Class A	11,727	2,311,978
Cognizant Technology Solutions Corp. Class A	41,684	3,459,772
†Snowflake, Inc. Class A	1,784	391,338
†Twilio, Inc. Class A	3,244	461,427
		10,642,366
Life Sciences Tools & Services–2.31%
Bio-Techne Corp.	23,793	1,399,266
†ICON PLC	23,005	4,191,971
LVIP American Century Select Mid Cap Managed Volatility Fund-2

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†IQVIA Holdings, Inc.	15,124	$3,409,101
West Pharmaceutical Services, Inc.	5,746	1,580,955
		10,581,293
Machinery–4.52%
Crane Co.	3,678	678,333
Cummins, Inc.	8,181	4,175,991
Dover Corp.	5,436	1,061,325
Fortive Corp.	32,575	1,798,466
IDEX Corp.	8,855	1,575,659
Oshkosh Corp.	23,820	2,992,507
PACCAR, Inc.	25,403	2,781,882
Timken Co.	37,342	3,141,582
Toro Co.	31,794	2,502,824
		20,708,569
Media–1.05%
Omnicom Group, Inc.	33,629	2,715,542
Publicis Groupe SA	16,767	1,741,213
†Trade Desk, Inc. Class A	9,889	375,386
		4,832,141
Metals & Mining–0.75%
Reliance, Inc.	11,910	3,440,442
		3,440,442
Multi-Utilities–0.94%
Northwestern Energy Group, Inc.	66,668	4,302,753
		4,302,753
Oil, Gas & Consumable Fuels–4.17%
ConocoPhillips	29,991	2,807,458
Coterra Energy, Inc.	112,958	2,973,055
Diamondback Energy, Inc.	23,342	3,509,003
Enterprise Products Partners LP	165,470	5,304,968
Expand Energy Corp.	6,144	678,052
ONEOK, Inc.	27,459	2,018,236
Permian Resources Corp.	36,280	509,008
Targa Resources Corp.	7,081	1,306,444
		19,106,224
Passenger Airlines–0.74%
Southwest Airlines Co.	82,051	3,391,168
		3,391,168
Personal Care Products–1.73%
Estee Lauder Cos., Inc. Class A	22,998	2,408,350
Kenvue, Inc.	319,151	5,505,355
		7,913,705
Professional Services–0.31%
†CACI International, Inc. Class A	1,102	587,157
Equifax, Inc.	3,798	824,090
		1,411,247
Residential REITs–1.27%
Equity Residential	76,040	4,793,561
Essex Property Trust, Inc.	4,026	1,053,524
		5,847,085
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Retail REITs–1.70%
Agree Realty Corp.	17,169	$1,236,683
Realty Income Corp.	95,632	5,390,776
Regency Centers Corp.	16,729	1,154,803
		7,782,262
Semiconductors & Semiconductor Equipment–2.19%
†Astera Labs, Inc.	2,948	490,429
Infineon Technologies AG	37,267	1,625,994
†Lattice Semiconductor Corp.	15,136	1,113,707
Monolithic Power Systems, Inc.	2,028	1,838,098
NXP Semiconductors NV	6,831	1,482,737
†ON Semiconductor Corp.	8,165	442,135
Teradyne, Inc.	15,791	3,056,506
		10,049,606
Software–1.68%
†Cadence Design Systems, Inc.	4,414	1,379,728
†Datadog, Inc. Class A	12,323	1,675,805
†Fair Isaac Corp.	1,127	1,905,329
†HubSpot, Inc.	2,279	914,563
†Samsara, Inc. Class A	19,608	695,103
†Zscaler, Inc.	4,985	1,121,226
		7,691,754
Specialized REITs–1.97%
American Tower Corp.	21,001	3,687,146
Public Storage	13,324	3,457,578
VICI Properties, Inc.	67,808	1,906,761
		9,051,485
Specialty Retail–1.05%
†Burlington Stores, Inc.	4,473	1,292,026
†Carvana Co.	4,987	2,104,614
Tractor Supply Co.	28,478	1,424,185
		4,820,825
Technology Hardware, Storage & Peripherals–0.82%
HP, Inc.	152,955	3,407,837
†Pure Storage, Inc. Class A	5,105	342,086
		3,749,923
Textiles, Apparel & Luxury Goods–0.29%
†On Holding AG Class A	20,885	970,735
Tapestry, Inc.	2,956	377,688
		1,348,423
Trading Companies & Distributors–3.03%
Ashtead Group PLC	27,923	1,903,768
Bunzl PLC	188,204	5,255,406
Fastenal Co.	31,797	1,276,014
MSC Industrial Direct Co., Inc. Class A	52,361	4,403,560
WESCO International, Inc.	4,295	1,050,729
		13,889,477
Total Common Stock (Cost $378,253,884)		427,536,364
PREFERRED STOCK–0.68%
Henkel AG & Co. KGaA 2.92%	37,944	3,095,653
Total Preferred Stock (Cost $2,550,320)		3,095,653

LVIP American Century Select Mid Cap Managed Volatility Fund-3

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–5.76%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.74%)	26,416,157	$26,416,157
Total Money Market Fund (Cost $26,416,157)		26,416,157

TOTAL INVESTMENTS–99.68% (Cost $407,220,361)	457,048,174
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.32%	1,468,760
NET ASSETS APPLICABLE TO 34,914,985 SHARES OUTSTANDING–100.00%	$458,516,934
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY SELECT MID CAP MANAGED VOLATILITY FUND STANDARD CLASS ($25,516 / 1,938 Shares)	$13.167
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY SELECT MID CAP MANAGED VOLATILITY FUND SERVICE CLASS ($458,491,418 / 34,913,047 Shares)	$13.132
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$394,239,424
Distributable earnings/(accumulated loss)	64,277,510
TOTAL NET ASSETS	$458,516,934

†Non-income producing.

★Includes $1,373,270 cash collateral held at broker for futures contracts, $658,724 payable for securities purchased, $206,919 payable for fund shares redeemed, $21,903 other accrued expenses payable, $433,078 due to manager and affiliates, $168,040 variation margin due to broker on futures contracts, $19,707 payable for audit fee and $25,086 payable for fund accounting fee as of December 31, 2025.

The following foreign currency exchange contracts and futures contracts were outstanding at December 31, 2025:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	GBP	237,859	USD	(320,777)	3/27/26	$—	$(234)
BOA	GBP	166,970	USD	(224,454)	3/27/26	558	—
CBK	EUR	(3,635,762)	USD	4,294,473	3/27/26	4,080	—
CBK	GBP	(2,268,854)	USD	3,036,902	3/27/26	—	(20,646)
GS	EUR	(4,511,079)	USD	5,329,523	3/27/26	6,207	—
GS	GBP	(2,268,854)	USD	3,035,704	3/27/26	—	(21,843)
JPM	GBP	(2,268,854)	USD	3,036,129	3/27/26	—	(21,418)
JPM	GBP	640,161	USD	(858,004)	3/27/26	4,688	—
MSC	EUR	(3,585,255)	USD	4,232,423	3/27/26	1,628	—
UBS	EUR	(3,235,725)	USD	3,823,058	3/27/26	4,728	—
Total Foreign Currency Exchange Contracts						$21,889	$(64,141)
LVIP American Century Select Mid Cap Managed Volatility Fund-4

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
5	CME British Pound Currency Futures	$420,563	$416,169	3/16/26	$4,394	$—
4	CME Euro Foreign Exchange Currency Futures	589,000	584,346	3/16/26	4,654	—
5	CME Japanese Yen Currency Futures	401,156	405,201	3/16/26	—	(4,045)
					9,048	(4,045)
Equity Contracts:
26	CME E-mini Russell 2000 Index Futures	3,247,400	3,394,774	3/20/26	—	(147,374)
7	CME E-mini S&P 500 Index Futures	2,412,375	2,411,923	3/20/26	452	—
32	CME E-mini S&P MidCap 400 Index Futures	10,640,640	10,802,249	3/20/26	—	(161,609)
10	Eurex EURO STOXX 50 Futures	686,434	676,709	3/20/26	9,725	—
3	FTSE 100 Index Futures	401,999	392,238	3/20/26	9,761	—
1	OSE Nikkei 225 Index Futures	321,757	322,496	3/12/26	—	(739)
					19,938	(309,722)
Total Futures Contracts					$28,986	$(313,767)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
BOA–Bank of America
CBK–Citibank NA
CME–Chicago Mercantile Exchange
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GS–Goldman Sachs
IT–Information Technology
JPM–JPMorgan Chase Bank NA
MSC–Morgan Stanley & Co.
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund-5

LVIP American Century Select Mid Cap Managed Volatility Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$10,434,284
Foreign taxes withheld	(129,628)
10,304,656
EXPENSES:
Management fees	3,551,650
Distribution fees-Service Class	1,657,350
Shareholder servicing fees	137,331
Accounting and administration expenses	116,650
Professional fees	52,241
Custodian fees	36,820
Reports and statements to shareholders	18,926
Trustees’ fees and expenses	13,947
Consulting fees	13,715
Pricing fees	11,896
Other	18,408
5,628,934
Less:
Management fees waived	(142,066)
Total operating expenses	5,486,868
NET INVESTMENT INCOME	4,817,788
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	43,423,482
Foreign currencies	4,204
Foreign currency exchange contracts	(2,063,121)
Futures contracts	(15,253,833)
Net realized gain	26,110,732
Net change in unrealized appreciation (depreciation) of:
Investments	(10,357,927)
Foreign currencies	2,343
Foreign currency exchange contracts	(383,102)
Futures contracts	823,101
Net change in unrealized appreciation (depreciation)	(9,915,585)
NET REALIZED AND UNREALIZED GAIN	16,195,147
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,012,935
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Select Mid Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$4,817,788	$5,886,386
Net realized gain	26,110,732	49,367,062
Net change in unrealized appreciation (depreciation)	(9,915,585)	1,944,399
Net increase in net assets resulting from operations	21,012,935	57,197,847
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(2,302)	(1,610)
Service Class	(40,731,423)	(32,133,831)
	(40,733,725)	(32,135,441)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class	12,992,374	11,815,244
Reinvestment of dividends and distributions:
Standard Class	2,302	1,610
Service Class	40,731,423	32,133,831
	53,726,099	43,950,685
Cost of shares redeemed:
Service Class	(74,330,397)	(87,587,001)
	(74,330,397)	(87,587,001)
Decrease in net assets derived from capital share transactions	(20,604,298)	(43,636,316)
NET DECREASE IN NET ASSETS	(40,325,088)	(18,573,910)
NET ASSETS:
Beginning of year	498,842,022	517,415,932
End of year	$458,516,934	$498,842,022
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund-6

LVIP American Century Select Mid Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Select Mid Cap Managed Volatility Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.775	$13.173	$13.156	$15.994	$13.667
Income (loss) from investment operations:
Net investment income[1]	0.189	0.209	0.211	0.186	0.144
Net realized and unrealized gain (loss)	0.484	1.354	0.972	(1.457)	2.755
Total from investment operations	0.673	1.563	1.183	(1.271)	2.899
Less dividends and distributions from:
Net investment income	(0.160)	(0.291)	(0.213)	(0.289)	(0.206)
Net realized gain	(1.121)	(0.670)	(0.953)	(1.278)	(0.366)
Total dividends and distributions	(1.281)	(0.961)	(1.166)	(1.567)	(0.572)
Net asset value, end of period	$13.167	$13.775	$13.173	$13.156	$15.994
Total return[2]	4.87%	11.93%	9.50%	(7.40% )	21.22%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$26	$24	$22	$20	$21
Ratio of expenses to average net assets	0.81%	0.81%	0.83%	0.83%	0.82%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.84%	0.83%	0.84%	0.84%	0.83%
Ratio of net investment income to average net assets	1.37%	1.49%	1.74%	1.29%	0.92%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.34%	1.47%	1.73%	1.28%	0.91%
Portfolio turnover	69%	58%	55%	71%	51%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund-7

LVIP American Century Select Mid Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Select Mid Cap Managed Volatility Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.744	$13.143	$13.134	$15.970	$13.649
Income (loss) from investment operations:
Net investment income[1]	0.139	0.158	0.164	0.134	0.087
Net realized and unrealized gain (loss)	0.481	1.352	0.966	(1.452)	2.750
Total from investment operations	0.620	1.510	1.130	(1.318)	2.837
Less dividends and distributions from:
Net investment income	(0.111)	(0.239)	(0.168)	(0.240)	(0.150)
Net realized gain	(1.121)	(0.670)	(0.953)	(1.278)	(0.366)
Total dividends and distributions	(1.232)	(0.909)	(1.121)	(1.518)	(0.516)
Net asset value, end of period	$13.132	$13.744	$13.143	$13.134	$15.970
Total return[2]	4.50%	11.54%	9.13%	(7.73% )	20.79%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$458,491	$498,818	$517,394	$490,594	$593,950
Ratio of expenses to average net assets	1.16%	1.16%	1.18%	1.18%	1.17%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.19%	1.18%	1.19%	1.19%	1.18%
Ratio of net investment income to average net assets	1.02%	1.14%	1.39%	0.94%	0.57%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.99%	1.12%	1.38%	0.93%	0.56%
Portfolio turnover	69%	58%	55%	71%	51%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund-8

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Select Mid Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in
LVIP American Century Select Mid Cap Managed Volatility Fund-9

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2025, the value and cost of foreign currency held by the LVIP American Century Select Mid Cap Managed Volatility Fund is $94 and $94 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended December 31, 2025.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the Fund's average daily net assets.    LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.03% of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
American Century Investment Management, Inc, (“American Century”) is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$39,537
Legal	6,527
LVIP American Century Select Mid Cap Managed Volatility Fund-10

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $10,875 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$283,732
Distribution fees payable to LFD	137,918
Shareholder servicing fees payable to Lincoln Life	11,428
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the year ended December 31, 2025, the Fund engaged in securities purchases of $15,716 and securities sales of $16,855, which resulted in net realized losses of $11,373.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$310,294,587
Sales	379,630,789
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$415,592,103
Aggregate unrealized appreciation of investments and derivatives	$62,645,715
Aggregate unrealized depreciation of investments and derivatives	(21,190,457)
Net unrealized appreciation of investments and derivatives	$41,455,258
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted
LVIP American Century Select Mid Cap Managed Volatility Fund-11

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$13,695,944	$—	$—	$13,695,944
Automobile Components	3,489,734	1,715,779	—	5,205,513
Banks	25,758,654	—	—	25,758,654
Beverages	—	5,276,149	—	5,276,149
Biotechnology	3,240,119	—	—	3,240,119
Broadline Retail	681,020	—	—	681,020
Building Products	5,442,028	—	—	5,442,028
Capital Markets	13,903,992	—	—	13,903,992
Chemicals	4,735,814	—	—	4,735,814
Commercial Services & Supplies	2,422,321	—	—	2,422,321
Communications Equipment	3,376,750	—	—	3,376,750
Construction & Engineering	1,443,213	—	—	1,443,213
Construction Materials	4,417,916	—	—	4,417,916
Consumer Staples Distribution & Retail	4,067,825	4,431,983	—	8,499,808
Containers & Packaging	8,403,791	—	—	8,403,791
Distributors	830,591	—	—	830,591
Diversified Consumer Services	445,341	—	—	445,341
Electric Utilities	18,368,141	—	—	18,368,141
Electrical Equipment	4,998,538	—	—	4,998,538
Electronic Equipment, Instruments & Components	6,260,667	—	—	6,260,667
Energy Equipment & Services	6,021,344	—	—	6,021,344
Entertainment	2,232,708	—	—	2,232,708
Financial Services	2,666,002	—	—	2,666,002
Food Products	5,666,890	—	—	5,666,890
Gas Utilities	7,472,612	—	—	7,472,612
Ground Transportation	8,993,332	—	—	8,993,332
Health Care Equipment & Supplies	31,986,410	—	—	31,986,410
Health Care Providers & Services	20,037,806	—	—	20,037,806
Health Care REITs	6,926,909	—	—	6,926,909
Health Care Technology	1,234,685	—	—	1,234,685
Hotels, Restaurants & Leisure	9,867,231	1,979,452	—	11,846,683
Household Durables	6,762,912	—	—	6,762,912
Household Products	5,448,893	1,901,605	—	7,350,498
Independent Power and Renewable Electricity Producers	2,604,996	—	—	2,604,996
Insurance	16,887,645	—	—	16,887,645
Interactive Media & Services	877,874	—	—	877,874
IT Services	10,642,366	—	—	10,642,366
Life Sciences Tools & Services	10,581,293	—	—	10,581,293
Machinery	20,708,569	—	—	20,708,569
Media	3,090,928	1,741,213	—	4,832,141
Metals & Mining	3,440,442	—	—	3,440,442
Multi-Utilities	4,302,753	—	—	4,302,753
Oil, Gas & Consumable Fuels	19,106,224	—	—	19,106,224
Passenger Airlines	3,391,168	—	—	3,391,168
Personal Care Products	7,913,705	—	—	7,913,705
Professional Services	1,411,247	—	—	1,411,247
Residential REITs	5,847,085	—	—	5,847,085
LVIP American Century Select Mid Cap Managed Volatility Fund-12

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Retail REITs	$7,782,262	$—	$—	$7,782,262
Semiconductors & Semiconductor Equipment	8,423,612	1,625,994	—	10,049,606
Software	7,691,754	—	—	7,691,754
Specialized REITs	9,051,485	—	—	9,051,485
Specialty Retail	4,820,825	—	—	4,820,825
Technology Hardware, Storage & Peripherals	3,749,923	—	—	3,749,923
Textiles, Apparel & Luxury Goods	1,348,423	—	—	1,348,423
Trading Companies & Distributors	6,730,303	7,159,174	—	13,889,477
Preferred Stock	—	3,095,653	—	3,095,653
Money Market Fund	26,416,157	—	—	26,416,157
Total Investments	$428,121,172	$28,927,002	$—	$457,048,174
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$21,889	$—	$21,889
Futures Contracts	$28,986	$—	$—	$28,986
Liabilities:
Foreign Currency Exchange Contracts	$—	$(64,141)	$—	$(64,141)
Futures Contracts	$(313,767)	$—	$—	$(313,767)
As a result of utilizing International fair value pricing at December 31, 2025, a portion of the Fund's portfolio investments was categorized as Level 2.
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales and partnerships and mark-to-market adjustments on certain derivatives and passive foreign investment companies ("PFICs").   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$9,306,810	$20,707,115
Long-term capital gains	31,426,915	11,428,326
Total	$40,733,725	$32,135,441
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$22,822,253
Other temporary differences	(1)
Net unrealized appreciation	41,455,258
Distributable earnings/(accumulated loss)	$64,277,510
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
LVIP American Century Select Mid Cap Managed Volatility Fund-13

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	1	—
Service Class	965,300	859,085
Shares reinvested:
Standard Class	171	116
Service Class	3,048,991	2,320,214
	4,014,463	3,179,415
Shares redeemed:
Standard Class	—	—
Service Class	(5,396,030)	(6,250,311)
	(5,396,030)	(6,250,311)
Net decrease	(1,381,567)	(3,070,896)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the year ended December 31, 2025, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the
LVIP American Century Select Mid Cap Managed Volatility Fund-14

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of December 31, 2025 were as follows:
LVIP American Century Select Mid Cap Managed Volatility Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$21,889	Receivables and other assets net of liabilities	$(64,141)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	19,938	Receivables and other assets net of liabilities	(309,722)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	9,048	Receivables and other assets net of liabilities	(4,045)
Total		$50,875		$(377,908)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(2,063,121)	$(383,102)
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(14,917,931)	780,182
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(335,902)	42,919
Total		$(17,316,954)	$439,999
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$1,796,039	$27,680,462
Futures contracts (average notional value)	18,337,880	5,883,860
9. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and
LVIP American Century Select Mid Cap Managed Volatility Fund-15

LVIP American Century Select Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests a significant portion of its assets in mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Select Mid Cap Managed Volatility Fund-16

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP American Century Select Mid Cap Managed Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP American Century Select Mid Cap Managed Volatility Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP American Century Select Mid Cap Managed Volatility Fund–17

LVIP American Century Ultra® Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP American Century Ultra® Fund

LVIP American Century Ultra® Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.38%
Aerospace & Defense–0.97%
HEICO Corp.	9,905	$3,205,159
Howmet Aerospace, Inc.	43,978	9,016,369
		12,221,528
Automobiles–4.63%
†Tesla, Inc.	130,187	58,547,698
		58,547,698
Biotechnology–2.75%
†Alnylam Pharmaceuticals, Inc.	35,400	14,076,810
†Ascendis Pharma AS ADR	31,076	6,626,646
Regeneron Pharmaceuticals, Inc.	10,667	8,233,537
†Vertex Pharmaceuticals, Inc.	12,933	5,863,305
		34,800,298
Broadline Retail–7.28%
†Amazon.com, Inc.	399,041	92,106,644
		92,106,644
Building Products–0.90%
Advanced Drainage Systems, Inc.	43,020	6,230,586
Johnson Controls International PLC	43,408	5,198,108
		11,428,694
Capital Markets–1.67%
Interactive Brokers Group, Inc. Class A	174,320	11,210,519
MSCI, Inc.	8,624	4,947,848
Tradeweb Markets, Inc. Class A	46,026	4,949,636
		21,108,003
Chemicals–0.84%
Ecolab, Inc.	40,417	10,610,271
		10,610,271
Commercial Services & Supplies–0.37%
Cintas Corp.	12,668	2,382,471
†Copart, Inc.	59,489	2,328,994
		4,711,465
Consumer Staples Distribution & Retail–2.01%
Costco Wholesale Corp.	29,527	25,462,313
		25,462,313
Electric Utilities–0.33%
Constellation Energy Corp.	11,832	4,179,891
		4,179,891
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment–1.49%
Acuity, Inc.	23,286	$8,383,892
Vertiv Holdings Co. Class A	64,630	10,470,706
		18,854,598
Electronic Equipment, Instruments & Components–1.25%
Amphenol Corp. Class A	101,977	13,781,172
Keyence Corp.	5,500	1,989,486
		15,770,658
Entertainment–2.64%
†Netflix, Inc.	356,570	33,432,003
		33,432,003
Financial Services–4.09%
Mastercard, Inc. Class A	86,823	49,565,514
Visa, Inc. Class A	5,984	2,098,649
		51,664,163
Health Care Equipment & Supplies–3.23%
†IDEXX Laboratories, Inc.	11,964	8,094,005
†Insulet Corp.	33,035	9,389,868
†Intuitive Surgical, Inc.	41,292	23,386,137
		40,870,010
Hotels, Restaurants & Leisure–1.28%
Booking Holdings, Inc.	1,164	6,233,604
†Chipotle Mexican Grill, Inc.	130,873	4,842,301
Wingstop, Inc.	21,120	5,036,909
		16,112,814
Insurance–0.17%
Arthur J Gallagher & Co.	8,390	2,171,248
		2,171,248
Interactive Media & Services–13.29%
Alphabet, Inc. Class A	405,662	127,179,710
Meta Platforms, Inc. Class A	61,899	40,858,911
		168,038,621
IT Services–2.17%
†Cloudflare, Inc. Class A	58,645	11,561,862
†Okta, Inc.	56,752	4,907,345
†Snowflake, Inc. Class A	50,232	11,018,892
		27,488,099
Machinery–1.04%
Donaldson Co., Inc.	38,697	3,430,876
Nordson Corp.	10,766	2,588,469
Westinghouse Air Brake Technologies Corp.	33,106	7,066,476
		13,085,821
Oil, Gas & Consumable Fuels–0.28%
EOG Resources, Inc.	33,977	3,567,925
		3,567,925
LVIP American Century Ultra® Fund-1

LVIP American Century Ultra® Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals–1.50%
Eli Lilly & Co.	17,674	$18,993,894
		18,993,894
Semiconductors & Semiconductor Equipment–21.91%
Analog Devices, Inc.	48,107	13,046,618
Applied Materials, Inc.	65,558	16,847,750
ASML Holding NV	5,017	5,405,919
ASML Holding NV.	7,577	8,106,329
Broadcom, Inc.	131,786	45,611,135
NVIDIA Corp.	1,008,545	188,093,643
		277,111,394
Software–14.55%
†AppLovin Corp. Class A	4,706	3,170,997
†Datadog, Inc. Class A	71,606	9,737,700
†Docusign, Inc.	55,978	3,828,895
†Dynatrace, Inc.	155,129	6,723,291
†Fair Isaac Corp.	8,792	14,863,931
Microsoft Corp.	182,459	88,240,822
Oracle Corp.	101,843	19,850,219
†Palantir Technologies, Inc. Class A	61,184	10,875,456
Salesforce, Inc.	16,883	4,472,475
†Synopsys, Inc.	20,287	9,529,210
†Zscaler, Inc.	56,272	12,656,698
		183,949,694
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–8.74%
Apple, Inc.	406,321	$110,462,427
		110,462,427
Total Common Stock (Cost $517,339,285)		1,256,750,174
RIGHTS–0.00%
=†ABIOMED, Inc.	4,290	4,376
Total Rights (Cost $4,376)		4,376

EXCHANGE-TRADED FUND–0.51%
iShares Russell 1000 Growth ETF	13,639	6,455,338
Total Exchange-Traded Fund (Cost $6,344,976)		6,455,338
MONEY MARKET FUND–0.18%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.74%)	2,337,996	2,337,996
Total Money Market Fund (Cost $2,337,996)		2,337,996

TOTAL INVESTMENTS–100.07% (Cost $526,026,633)	1,265,547,884
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(916,192)
NET ASSETS APPLICABLE TO 41,199,924 SHARES OUTSTANDING–100.00%	$1,264,631,692
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY ULTRA® FUND STANDARD CLASS ($421,724,905 / 13,367,146 Shares)	$31.549
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY ULTRA® FUND STANDARD CLASS II ($184,171,975 / 5,847,516 Shares)	$31.496
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY ULTRA® FUND SERVICE CLASS ($658,734,812 / 21,985,262 Shares)	$29.963
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$489,079,642
Distributable earnings/(accumulated loss)	775,552,050
TOTAL NET ASSETS	$1,264,631,692

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
LVIP American Century Ultra® Fund-2

LVIP American Century Ultra® Fund
Statement of Net Assets (continued)

★Includes $30,083 expense reimbursement receivable from Lincoln Financial Investments Corporation, $1,304,087 payable for fund shares redeemed, $15,126 other accrued expenses payable, $839,924 due to manager and affiliates, $18,025 payable for audit fee and $33,444 payable for fund accounting fee as of December 31, 2025.

The following foreign currency exchange contracts were outstanding at December 31, 2025:
Foreign Currency Exchange Contract1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
MSC	JPY	(105,239,750)	USD	684,936	3/27/26	$7,991	$—

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 7 in Notes to Financial Statements

Summary of Abbreviations:
ADR–American Depositary Receipt
ETF–Exchange-Traded Fund
IT–Information Technology
JPY–Japanese Yen
MSC–Morgan Stanley & Co.
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Ultra® Fund-3

LVIP American Century Ultra® Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$4,594,785
Foreign taxes withheld	(18,929)
4,575,856
EXPENSES:
Management fees	7,327,454
Distribution fees-Service Class	1,608,643
Shareholder servicing fees	537,435
Accounting and administration expenses	235,096
Professional fees	78,805
Reports and statements to shareholders	49,815
Trustees’ fees and expenses	35,117
Consulting fees	14,182
Pricing fees	13,884
Custodian fees	12,129
Other	113,158
10,025,718
Less:
Expenses reimbursed	(295,726)
Total operating expenses	9,729,992
NET INVESTMENT LOSS	(5,154,136)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	38,960,610
Foreign currencies	11,218
Foreign currency exchange contracts	1,072
Net realized gain	38,972,900
Net change in unrealized appreciation (depreciation) of:
Investments	121,148,122
Foreign currencies	254
Foreign currency exchange contracts	(58,404)
Net change in unrealized appreciation (depreciation)	121,089,972
NET REALIZED AND UNREALIZED GAIN	160,062,872
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$154,908,736
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Ultra® Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(5,154,136)	$(2,853,175)
Net realized gain	38,972,900	122,224,192
Net change in unrealized appreciation (depreciation)	121,089,972	414,142,703
Net increase in net assets resulting from operations	154,908,736	533,513,720
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(33,822,894)	(4,331,209)
Standard Class II	(15,264,463)	(12,661,470)
Service Class	(56,641,303)	(23,671,740)
	(105,728,660)	(40,664,419)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	51,040,072	267,393,664
Standard Class II	17,145,107	10,436,193
Service Class	69,698,079	264,016,835
Net assets from merger:
Standard Class	—	371,280,451
Service Class	—	434,651,568
Reinvestment of dividends and distributions:
Standard Class	33,822,894	4,331,209
Standard Class II	15,264,463	12,661,470
Service Class	56,641,303	23,671,740
	243,611,918	1,388,443,130
Cost of shares redeemed:
Standard Class	(68,930,216)	(392,423,872)
Standard Class II	(47,107,838)	(52,330,518)
Service Class	(141,449,023)	(543,675,047)
	(257,487,077)	(988,429,437)
Increase (decrease) in net assets derived from capital share transactions	(13,875,159)	400,013,693
NET INCREASE IN NET ASSETS	35,304,917	892,862,994
NET ASSETS:
Beginning of year	1,229,326,775	336,463,781
End of year	$1,264,631,692	$1,229,326,775
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Ultra® Fund-4

LVIP American Century Ultra® Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Ultra® Fund Standard Class
	Year Ended 12/31/25	4/29/24[1] to 12/31/24

Net asset value, beginning of period	$30.369	$25.690
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.084)	(0.051)
Net realized and unrealized gain	3.956	5.067
Total from investment operations	3.872	5.016
Less dividends and distributions from:
Net realized gain	(2.692)	(0.337)
Total dividends and distributions	(2.692)	(0.337)
Net asset value, end of period	$31.549	$30.369
Total return[3]	12.95%	19.49%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$421,725	$388,786
Ratio of expenses to average net assets	0.65%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.67%	0.66%
Ratio of net investment loss to average net assets	(0.28% )	(0.26% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.30% )	(0.27% )
Portfolio turnover	35%	80%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Ultra® Fund-5

LVIP American Century Ultra® Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Ultra® Fund Standard Class II
	Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$30.351	$25.650	$19.34	$31.38	$27.48
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.114)	(0.102)	(0.03)	(0.05)	(0.10)
Net realized and unrealized gain (loss)	3.951	7.162	7.98	(9.41)	5.98
Total from investment operations	3.837	7.060	7.95	(9.46)	5.88
Less dividends and distributions from:
Net realized gain	(2.692)	(2.359)	(1.64)	(2.58)	(1.98)
Total dividends and distributions	(2.692)	(2.359)	(1.64)	(2.58)	(1.98)
Net asset value, end of period	$31.496	$30.351	$25.65	$19.34	$31.38
Total return[3]	12.84%	28.80%	43.51%	(32.38% )	23.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$184,172	$191,486	$133,825	$68,354	$117,231
Ratio of expenses to average net assets	0.75%	0.75%	0.76%	0.78%	0.79%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.77%	0.80%	0.89%	0.89%	0.95%
Ratio of net investment loss to average net assets	(0.38% )	(0.36% )	(0.14% )	(0.21% )	(0.35% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.40% )	(0.41% )	(0.27% )	(0.32% )	0.51%
Portfolio turnover	35%	80%	33%	24%	19%

[1]
The Fund adopted the accounting and performance history of the Class I shares of the American Century Investments® VP Ultra Fund, a former portfolio of American
Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class I shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Ultra® Fund-6

LVIP American Century Ultra® Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Ultra® Fund Service Class
	Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$29.035	$24.660	$18.68	$30.44	$26.76
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.152)	(0.140)	(0.06)	(0.08)	(0.14)
Net realized and unrealized gain (loss)	3.772	6.874	7.68	(9.10)	5.80
Total from investment operations	3.620	6.734	7.62	(9.18)	5.66
Less dividends and distributions from:
Net realized gain	(2.692)	(2.359)	(1.64)	(2.58)	(1.98)
Total dividends and distributions	(2.692)	(2.359)	(1.64)	(2.58)	(1.98)
Net asset value, end of period	$29.963	$29.035	$24.66	$18.68	$30.44
Total return[3]	12.67%	28.62%	43.27%	(32.46% )	22.99%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$658,735	$649,054	$202,639	$148,203	$220,389
Ratio of expenses to average net assets	0.90%	0.90%	0.91%	0.93%	0.94%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.92%	0.94%	1.04%	1.04%	1.10%
Ratio of net investment loss to average net assets	(0.53% )	(0.51% )	(0.29% )	(0.36% )	(0.50% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.55% )	(0.55% )	(0.42% )	(0.47% )	(0.66% )
Portfolio turnover	35%	80%	33%	24%	19%

[1]
The Fund adopted the accounting and performance history of the Class II shares of the American Century Investments® VP Ultra Fund, a former portfolio of American
Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class II shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Ultra® Fund-7

LVIP American Century Ultra® Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Ultra® Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the American Century Investments® VP Ultra Fund, a former portfolio of American Century Variable Portfolios, Inc., (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 29, 2024. The Fund was established as a "shell" fund, organized solely in connection with the reorganization for the purpose of acquiring the assets and liabilities of the Predecessor Fund and continuing the operations of the Predecessor Fund. The Fund had no investment operations or performance history prior to the reorganization date. The Predecessor Fund is the accounting survivor for financial reporting purposes. Pre-inception information for Standard Class II shares and Service Class shares shown is that of the Predecessor Fund’s Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek long-term capital growth.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
LVIP American Century Ultra® Fund-8

LVIP American Century Ultra® Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2025, the value and cost of foreign currency held by the LVIP American Century Ultra® Fund is $46 and $45 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.60% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.65% of the Fund’s average daily net assets for the Standard Class, 0.75% for the Standard Class II  and 0.90% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through August 31, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2025, LFI has not recouped any previously reimbursed Fund expenses.
LVIP American Century Ultra® Fund-9

LVIP American Century Ultra® Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2027	2028	Total
LFI	$78,546	$295,726	$374,272
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$100,826
Legal	16,787
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares, 0.129% of the Fund's average daily net assets for the Standard Class II shares and 0.029% of the Fund's average daily net assets for the Service Class shares, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $20,777 for the year ended December 31, 2025.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$30,083
Management fees payable to LFI	650,396
Distribution fees payable to LFD	141,278
Printing and mailing fees payable to Lincoln Life	1,001
Shareholder servicing fees payable to Lincoln Life	47,249
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$427,599,946
Sales	554,717,930
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$527,973,345
Aggregate unrealized appreciation of investments and derivatives	$752,421,567
Aggregate unrealized depreciation of investments and derivatives	(14,847,247)
Net unrealized appreciation of investments and derivatives	$737,574,320
LVIP American Century Ultra® Fund-10

LVIP American Century Ultra® Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP American Century Ultra® Fund-11

LVIP American Century Ultra® Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$12,221,528	$—	$—	$12,221,528
Automobiles	58,547,698	—	—	58,547,698
Biotechnology	34,800,298	—	—	34,800,298
Broadline Retail	92,106,644	—	—	92,106,644
Building Products	11,428,694	—	—	11,428,694
Capital Markets	21,108,003	—	—	21,108,003
Chemicals	10,610,271	—	—	10,610,271
Commercial Services & Supplies	4,711,465	—	—	4,711,465
Consumer Staples Distribution & Retail	25,462,313	—	—	25,462,313
Electric Utilities	4,179,891	—	—	4,179,891
Electrical Equipment	18,854,598	—	—	18,854,598
Electronic Equipment, Instruments & Components	13,781,172	1,989,486	—	15,770,658
Entertainment	33,432,003	—	—	33,432,003
Financial Services	51,664,163	—	—	51,664,163
Health Care Equipment & Supplies	40,870,010	—	—	40,870,010
Hotels, Restaurants & Leisure	16,112,814	—	—	16,112,814
Insurance	2,171,248	—	—	2,171,248
Interactive Media & Services	168,038,621	—	—	168,038,621
IT Services	27,488,099	—	—	27,488,099
Machinery	13,085,821	—	—	13,085,821
Oil, Gas & Consumable Fuels	3,567,925	—	—	3,567,925
Pharmaceuticals	18,993,894	—	—	18,993,894
Semiconductors & Semiconductor Equipment	271,705,475	5,405,919	—	277,111,394
Software	183,949,694	—	—	183,949,694
Technology Hardware, Storage & Peripherals	110,462,427	—	—	110,462,427
Exchange-Traded Fund	6,455,338	—	—	6,455,338
Rights	—	—	4,376	4,376
Money Market Fund	2,337,996	—	—	2,337,996
Total Investments	$1,258,148,103	$7,395,405	$4,376	$1,265,547,884
Derivatives:

Assets:
Foreign Currency Exchange Contract	$—	$7,991	$—	$7,991
During the year ended December 31, 2025, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at December 31, 2025, a portion of the Fund's portfolio investments was categorized as Level 2.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales and mark-to-market adjustments on certain derivatives.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$1,778,189	$14,003,968
Long-term capital gains	103,950,471	26,660,451
Total	$105,728,660	$40,664,419
LVIP American Century Ultra® Fund-12

LVIP American Century Ultra® Fund
Notes to Financial Statements (continued)
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$37,977,731
Other temporary differences	(1)
Net unrealized appreciation	737,574,320
Distributable earnings/(accumulated loss)	$775,552,050
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, the Fund recorded the following permanent reclassification primarily related to CY net operating loss:
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$5,200,251	$(5,200,251)
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24*
Shares sold:
Standard Class	1,686,225	13,362,957
Standard Class II	581,169	2,519,950
Service Class	2,532,503	17,187,012
Shares reinvested:
Standard Class	1,096,544	138,670
Standard Class II	495,583	468,552
Service Class	1,932,293	891,890
Shares from merger:
Standard Class	—	12,914,248
Service Class	—	15,790,885
	8,324,317	63,274,164
Shares redeemed:
Standard Class	(2,217,642)	(13,613,856)
Standard Class II	(1,538,201)	(1,897,242)
Service Class	(4,833,615)	(19,732,810)
	(8,589,458)	(35,243,908)
Net increase (decrease)	(265,141)	28,030,256

*	Date of commencement of operations of Standard class is April 29, 2024.
7.  Fund Merger
As of the close of business on August 23, 2024, the Fund acquired all of the assets and liabilities of the LVIP Wellington Capital Growth Fund (“Acquired Fund”), an open-end investment company, in exchange for the shares of the LVIP American Century Ultra Fund (“Acquiring Fund”) pursuant to a Plan and Agreement of Reorganization (“Reorganization”). The purpose of the Reorganization was to combine 2 funds managed by LFI with comparable investment objectives and strategies. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Acquiring Fund reflected the historical basis of the assets of the Acquired Fund as of the date of the Reorganization. For financial reporting purposes, the Acquiring Fund was deemed to be the accounting survivor and assets received and shares issued by the Acquiring Fund were recorded at fair value. The shareholders of the Acquired Fund received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their shares in the Acquired Fund prior to the Reorganization, as shown in the following table:
	Acquired Fund Shares Outstanding	Acquiring Fund	Shares Converted to Acquiring Fund	Acquired Fund Net Assets	Conversion Ratio
Acquired Fund - Standard Class	6,858,751	Standard Class	12,914,248	$371,280,451	1.883
Acquired Fund - Service Class	8,713,179	Service Class	15,790,885	434,651,568	1.812
LVIP American Century Ultra® Fund-13

LVIP American Century Ultra® Fund
Notes to Financial Statements (continued)
 7.  Fund Merger (continued)
The net assets of the Acquiring Fund before the acquisition were $414,349,470. The net assets of the Acquiring Fund immediately following the acquisition were $1,220,281,489.
If the acquisition had been completed on January 1, 2024, the beginning of the Acquiring Fund’s reporting period, the Acquiring Fund’s pro forma results of operations for the year ended December 31, 2024, would have been as follows (unaudited):
Net investment income (loss)	$(3,649,745)(a)
Net realized gain (loss)	624,363,145 (b)
Net change in unrealized appreciation (depreciation)	777,461,343 (c)
Net increase in net assets resulting from operations	$1,398,174,743

(a)	$(2,853,175), as reported in the Statements of Changes in Net Assets, plus $(796,570) Net investment income(loss) from Acquired Fund pre-merger.
(b)	$122,224,192, as reported in the Statements of Changes in Net Assets, plus $502,138,953 Net realized gain (loss) from Acquired Fund pre-merger.
(c)	$414,142,703, as reported in the Statements of Changes in Net Assets, plus $363,318,640 Net change in unrealized appreciation (depreciation) from Acquired Fund pre-merger.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s Statements of Changes in Net Assets since August 26, 2024.
8. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
9. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the year ended December 31, 2025, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
LVIP American Century Ultra® Fund-14

LVIP American Century Ultra® Fund
Notes to Financial Statements (continued)
 9. Derivatives (continued)
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Liabilities net of receivables and other assets	$7,991	Liabilities net of receivables and other assets	$—
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$1,072	$(58,404)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$261,117	$1,817,643
10. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
LVIP American Century Ultra® Fund-15

LVIP American Century Ultra® Fund
Notes to Financial Statements (continued)
11. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
12. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
13. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Ultra® Fund-16

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP American Century Ultra® Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP American Century Ultra® Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for each of the three years in the period ended December 31, 2023, were audited by another independent registered public accounting firm whose report, dated February 12, 2024, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP American Century Ultra® Fund–17

LVIP American Century Value Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP American Century Value Fund

LVIP American Century Value Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.80%
Aerospace & Defense–2.57%
L3Harris Technologies, Inc.	22,747	$6,677,837
Lockheed Martin Corp.	15,016	7,262,788
RTX Corp.	52,605	9,647,757
		23,588,382
Air Freight & Logistics–0.98%
United Parcel Service, Inc. Class B	91,032	9,029,464
		9,029,464
Automobile Components–1.27%
BorgWarner, Inc.	103,804	4,677,408
Gentex Corp.	301,597	7,018,162
		11,695,570
Banks–8.65%
Bank of America Corp.	306,490	16,856,950
JPMorgan Chase & Co.	83,747	26,984,958
PNC Financial Services Group, Inc.	20,511	4,281,261
Truist Financial Corp.	219,361	10,794,755
U.S. Bancorp	382,222	20,395,366
		79,313,290
Beverages–3.98%
Heineken Holding NV	58,178	4,260,189
Heineken NV	74,103	6,114,010
PepsiCo, Inc.	123,379	17,707,354
Pernod Ricard SA	97,992	8,390,691
		36,472,244
Building Products–0.83%
A.O. Smith Corp.	114,043	7,627,196
		7,627,196
Capital Markets–5.38%
Bank of New York Mellon Corp.	66,362	7,703,965
Blackrock, Inc.	5,391	5,770,203
Charles Schwab Corp.	124,256	12,414,417
Northern Trust Corp.	49,309	6,735,116
State Street Corp.	77,935	10,054,394
T. Rowe Price Group, Inc.	65,241	6,679,374
		49,357,469
Chemicals–0.87%
PPG Industries, Inc.	78,295	8,022,106
		8,022,106
Communications Equipment–2.51%
Cisco Systems, Inc.	228,268	17,583,484
†F5, Inc.	21,439	5,472,519
		23,056,003
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.84%
†Amrize Ltd.	75,049	$4,058,650
Martin Marietta Materials, Inc.	5,876	3,658,750
		7,717,400
Consumer Staples Distribution & Retail–1.38%
Koninklijke Ahold Delhaize NV	158,468	6,498,279
Target Corp.	63,086	6,166,656
		12,664,935
Containers & Packaging–0.85%
Packaging Corp. of America	37,888	7,813,642
		7,813,642
Diversified Telecommunication Services–2.36%
AT&T, Inc.	307,953	7,649,552
Verizon Communications, Inc.	343,798	14,002,893
		21,652,445
Electric Utilities–3.69%
Duke Energy Corp.	87,272	10,229,151
Evergy, Inc.	127,421	9,236,748
Xcel Energy, Inc.	195,005	14,403,070
		33,868,969
Electrical Equipment–0.71%
Emerson Electric Co.	49,345	6,549,068
		6,549,068
Energy Equipment & Services–0.96%
Baker Hughes Co.	193,165	8,796,734
		8,796,734
Entertainment–1.00%
Walt Disney Co.	80,299	9,135,617
		9,135,617
Financial Services–3.80%
†Berkshire Hathaway, Inc. Class A	38	28,682,400
Fidelity National Information Services, Inc.	93,294	6,200,319
		34,882,719
Food Products–2.30%
Conagra Brands, Inc.	314,624	5,446,141
†Magnum Ice Cream Co. NV	352,904	5,647,002
Mondelez International, Inc. Class A	185,520	9,986,542
		21,079,685
LVIP American Century Value Fund-1

LVIP American Century Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities–0.67%
ONE Gas, Inc.	79,267	$6,123,376
		6,123,376
Ground Transportation–1.17%
Norfolk Southern Corp.	37,198	10,739,807
		10,739,807
Health Care Equipment & Supplies–5.53%
Becton Dickinson & Co.	88,483	17,171,896
Dentsply Sirona, Inc.	412,744	4,717,664
Medtronic PLC	146,511	14,073,846
Zimmer Biomet Holdings, Inc.	163,626	14,713,250
		50,676,656
Health Care Providers & Services–4.38%
CVS Health Corp.	102,185	8,109,402
†Henry Schein, Inc.	95,626	7,227,413
Labcorp Holdings, Inc.	35,383	8,876,887
UnitedHealth Group, Inc.	27,668	9,133,483
Universal Health Services, Inc. Class B	31,141	6,789,361
		40,136,546
Health Care REITs–1.07%
Healthpeak Properties, Inc.	301,642	4,850,403
Ventas, Inc.	63,823	4,938,624
		9,789,027
Household Durables–1.37%
†Mohawk Industries, Inc.	51,778	5,659,335
PulteGroup, Inc.	58,906	6,907,318
		12,566,653
Household Products–1.06%
Kimberly-Clark Corp.	96,377	9,723,476
		9,723,476
Industrial Conglomerates–0.55%
Siemens AG	17,978	5,035,213
		5,035,213
Insurance–3.19%
Allstate Corp.	43,725	9,101,359
Reinsurance Group of America, Inc.	48,376	9,842,581
Willis Towers Watson PLC	31,406	10,320,011
		29,263,951
Interactive Media & Services–2.65%
Alphabet, Inc. Class A	77,516	24,262,508
		24,262,508
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services–0.83%
Accenture PLC Class A	28,358	$7,608,451
		7,608,451
Life Sciences Tools & Services–0.72%
†ICON PLC	36,259	6,607,115
		6,607,115
Machinery–3.78%
Cummins, Inc.	10,007	5,108,073
Dover Corp.	27,600	5,388,624
Oshkosh Corp.	34,721	4,361,999
PACCAR, Inc.	66,641	7,297,856
Timken Co.	71,772	6,038,179
Toro Co.	81,950	6,451,104
		34,645,835
Media–0.52%
Omnicom Group, Inc.	58,701	4,740,106
		4,740,106
Multi-Utilities–1.03%
WEC Energy Group, Inc.	89,700	9,459,762
		9,459,762
Oil, Gas & Consumable Fuels–5.37%
Chevron Corp.	102,344	15,598,249
Diamondback Energy, Inc.	39,726	5,972,010
Exxon Mobil Corp.	135,680	16,327,731
TotalEnergies SE	173,868	11,335,844
		49,233,834
Passenger Airlines–0.56%
Southwest Airlines Co.	124,295	5,137,112
		5,137,112
Personal Care Products–3.52%
Estee Lauder Cos., Inc. Class A	50,219	5,258,933
Kenvue, Inc.	844,371	14,565,400
Unilever PLC	189,863	12,422,668
		32,247,001
Pharmaceuticals–6.26%
Bristol-Myers Squibb Co.	117,573	6,341,888
Johnson & Johnson	122,968	25,448,228
Merck & Co., Inc.	118,690	12,493,309
Roche Holding AG	15,100	6,235,849
Sanofi SA	71,047	6,874,164
		57,393,438
Residential REITs–0.53%
Equity Residential	76,618	4,829,999
		4,829,999
LVIP American Century Value Fund-2

LVIP American Century Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Retail REITs–1.48%
Agree Realty Corp.	63,767	$4,593,137
Realty Income Corp.	69,509	3,918,222
Regency Centers Corp.	72,925	5,034,013
		13,545,372
Semiconductors & Semiconductor Equipment–3.68%
Analog Devices, Inc.	32,511	8,816,983
Infineon Technologies AG	156,395	6,823,661
QUALCOMM, Inc.	54,595	9,338,475
Teradyne, Inc.	45,452	8,797,689
		33,776,808
Software–1.13%
Salesforce, Inc.	39,003	10,332,285
		10,332,285
Specialized REITs–0.83%
American Tower Corp.	43,433	7,625,532
		7,625,532
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–0.99%
MSC Industrial Direct Co., Inc. Class A	108,267	$9,105,255
		9,105,255
Total Common Stock (Cost $658,917,078)		896,928,056

MONEY MARKET FUND–1.99%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.74%)	18,282,805	18,282,805
Total Money Market Fund (Cost $18,282,805)		18,282,805

TOTAL INVESTMENTS–99.79% (Cost $677,199,883)	915,210,861
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	1,952,217
NET ASSETS APPLICABLE TO 70,937,654 SHARES OUTSTANDING–100.00%	$917,163,078
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY VALUE FUND STANDARD CLASS ($12,389 / 959 Shares)	$12.918
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY VALUE FUND STANDARD CLASS II ($392,326,835 / 30,368,180 Shares)	$12.919
NET ASSET VALUE PER SHARE–LVIP AMERICAN CENTURY VALUE FUND SERVICE CLASS ($524,823,854 / 40,568,515 Shares)	$12.937
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$650,042,006
Distributable earnings/(accumulated loss)	267,121,072
TOTAL NET ASSETS	$917,163,078

†Non-income producing.

★Includes $45,067 expense reimbursement receivable from Lincoln Financial Investments Corporation, $276,872 payable for securities purchased, $590,011 payable for fund shares redeemed, $21,016 other accrued expenses payable, $620,040 due to manager and affiliates,
$18,849 payable for audit fee and $26,603 payable for fund accounting fee as of December 31, 2025.

LVIP American Century Value Fund-3

LVIP American Century Value Fund
Statement of Net Assets (continued)

The following foreign currency exchange contracts were outstanding at December 31, 2025:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CBK	EUR	(10,870,634)	USD	12,839,088	3/27/26	$11,156	$—
GS	EUR	(12,590,457)	USD	14,876,121	3/27/26	18,705	—
JPM	CHF	(1,866,748)	USD	2,371,790	3/27/26	—	(6,993)
MSC	EUR	(10,870,634)	USD	12,829,760	3/27/26	1,828	—
MSC	EUR	(1,393,312)	USD	1,640,528	3/27/26	—	(3,656)
UBS	CHF	(1,866,748)	USD	2,371,387	3/27/26	—	(7,396)
UBS	CHF	115,159	USD	(146,339)	3/27/26	408	—
UBS	CHF	(114,382)	USD	146,474	3/27/26	717	—
UBS	EUR	(10,870,634)	USD	12,843,817	3/27/26	15,885	—
Total Foreign Currency Exchange Contracts						$48,699	$(18,045)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.

Summary of Abbreviations:
CBK–Citibank NA
CHF–Swiss Franc
EUR–Euro
GS–Goldman Sachs
IT–Information Technology
JPM–JPMorgan Chase Bank NA
MSC–Morgan Stanley & Co.
REIT–Real Estate Investment Trust
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Value Fund-4

LVIP American Century Value Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$25,239,910
Foreign taxes withheld	(331,666)
24,908,244
EXPENSES:
Management fees	5,141,881
Distribution fees-Service Class	1,258,863
Shareholder servicing fees	640,069
Accounting and administration expenses	158,116
Professional fees	64,696
Reports and statements to shareholders	40,603
Custodian fees	29,915
Trustees’ fees and expenses	25,605
Consulting fees	15,828
Pricing fees	13,954
Other	29,809
7,419,339
Less:
Expenses reimbursed	(369,662)
Total operating expenses	7,049,677
NET INVESTMENT INCOME	17,858,567
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	65,710,077
Foreign currencies	28,584
Foreign currency exchange contracts	(5,248,889)
Net realized gain	60,489,772
Net change in unrealized appreciation (depreciation) of:
Investments	54,253,255
Foreign currencies	48,466
Foreign currency exchange contracts	(1,004,131)
Net change in unrealized appreciation (depreciation)	53,297,590
NET REALIZED AND UNREALIZED GAIN	113,787,362
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$131,645,929
See accompanying notes, which are an integral part of the financial statements.

LVIP American Century Value Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$17,858,567	$19,757,616
Net realized gain	60,489,772	75,949,816
Net change in unrealized appreciation (depreciation)	53,297,590	(14,764,542)
Net increase in net assets resulting from operations	131,645,929	80,942,890
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(1,099)	(342)
Standard Class II	(35,448,189)	(33,488,830)
Service Class	(46,285,158)	(43,420,623)
	(81,734,446)	(76,909,795)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	—	10,000
Standard Class II	15,461,738	15,658,222
Service Class	39,822,238	20,461,937
Reinvestment of dividends and distributions:
Standard Class	1,099	342
Standard Class II	35,448,189	33,081,877
Service Class	46,285,158	43,420,623
	137,018,422	112,633,001
Cost of shares redeemed:
Standard Class II	(60,741,820)	(56,996,137)
Service Class	(84,164,401)	(89,297,970)
	(144,906,221)	(146,294,107)
Decrease in net assets derived from capital share transactions	(7,887,799)	(33,661,106)
NET INCREASE (DECREASE) IN NET ASSETS	42,023,684	(29,628,011)
NET ASSETS:
Beginning of year	875,139,394	904,767,405
End of year	$917,163,078	$875,139,394
See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Value Fund-5

LVIP American Century Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Value Fund Standard Class
	Year Ended 12/31/25	4/29/24[1] to 12/31/24

Net asset value, beginning of period	$12.227	$11.830
Income from investment operations:
Net investment income[2]	0.283	0.192
Net realized and unrealized gain	1.645	0.610
Total from investment operations	1.928	0.802
Less dividends and distributions from:
Net investment income	(0.216)	(0.290)
Net realized gain	(1.021)	(0.115)
Total dividends and distributions	(1.237)	(0.405)
Net asset value, end of period	$12.918	$12.227
Total return[3]	16.14%	6.67%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12	$11
Ratio of expenses to average net assets	0.61%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.65%	0.66%
Ratio of net investment income to average net assets	2.20%	2.37%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.16%	2.32%
Portfolio turnover	66%	37%

[1]	Date of commencement of operations of Standard Class; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Value Fund-6

LVIP American Century Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Value Fund Standard Class II
	Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$12.229	$12.190	$12.45	$13.67	$11.17
Income (loss) from investment operations:
Net investment income[2]	0.268	0.282	0.28	0.27	0.23
Net realized and unrealized gain (loss)	1.647	0.849	0.72	(0.16)	2.50
Total from investment operations	1.915	1.131	1.00	0.11	2.73
Less dividends and distributions from:
Net investment income	(0.204)	(0.369)	(0.28)	(0.26)	(0.23)
Net realized gain	(1.021)	(0.723)	(0.98)	(1.07)	—
Total dividends and distributions	(1.225)	(1.092)	(1.26)	(1.33)	(0.23)
Net asset value, end of period	$12.919	$12.229	$12.19	$12.45	$13.67
Total return[3]	16.02%	9.48%	9.10%	0.54%	24.51%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$392,327	$380,764	$387,290	$387,024	$430,055
Ratio of expenses to average net assets	0.71%	0.71%	0.71%	0.74%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.79%	0.84%	0.85%	0.92%
Ratio of net investment income to average net assets	2.10%	2.28%	2.37%	2.12%	1.79%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.06%	2.20%	2.24%	2.01%	1.60%
Portfolio turnover	66%	37%	35%	49%	49%

[1]
The Fund adopted the accounting and performance history of the Class I shares of the American Century Investments® VP Value Fund, a former portfolio of American
Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class I shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Value Fund-7

LVIP American Century Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Century Value Fund Service Class
	Year Ended
	12/31/25	12/31/24[1]	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$12.246	$12.210	$12.46	$13.69	$11.19
Income (loss) from investment operations:
Net investment income[2]	0.249	0.264	0.26	0.25	0.21
Net realized and unrealized gain (loss)	1.648	0.846	0.74	(0.16)	2.50
Total from investment operations	1.897	1.110	1.00	0.09	2.71
Less dividends and distributions from:
Net investment income	(0.185)	(0.351)	(0.27)	(0.25)	(0.21)
Net realized gain	(1.021)	(0.723)	(0.98)	(1.07)	—
Total dividends and distributions	(1.206)	(1.074)	(1.25)	(1.32)	(0.21)
Net asset value, end of period	$12.937	$12.246	$12.21	$12.46	$13.69
Total return[3]	15.85%	9.29%	9.02%	0.31%	24.28%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$524,824	$494,364	$517,477	$539,924	$543,896
Ratio of expenses to average net assets	0.86%	0.86%	0.86%	0.89%	0.88%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.90%	0.94%	0.99%	1.00%	1.07%
Ratio of net investment income to average net assets	1.95%	2.13%	2.22%	1.97%	1.64%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.91%	2.05%	2.09%	1.86%	1.45%
Portfolio turnover	66%	37%	35%	49%	49%

[1]
The Fund adopted the accounting and performance history of the Class II shares of the American Century Investments® VP Value Fund, a former portfolio of American
Century Variable Portfolios, Inc., as the result of a reorganization on April 29, 2024. Pre-inception information shown is that of the Predecessor Fund’s Class II shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Century Value Fund-8

LVIP American Century Value Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Century Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund adopted the accounting and performance history of the American Century Investments® VP Value Fund, a former portfolio of American Century Variable Portfolios, Inc., (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on April 29, 2024. The Fund was established as a "shell" fund, organized solely in connection with the reorganization for the purpose of acquiring the assets and liabilities of the Predecessor Fund and continuing the operations of the Predecessor Fund. The Fund had no investment operations or performance history prior to the reorganization date. The Predecessor Fund is the accounting survivor for financial reporting purposes. Pre-inception information for Standard Class II shares and Service Class shares shown is that of the Predecessor Fund’s Class I shares and Class II shares. The Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The Fund’s investment objective is to seek long-term capital growth.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
LVIP American Century Value Fund-9

LVIP American Century Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution and administration expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2025, the value and cost of foreign currency held by the LVIP American Century Value Fund is $20 and $20 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.58% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund Fees and expenses) exceed 0.61% of the Fund’s average daily net assets for the Standard Class, 0.71% for the Standard Class II and 0.86% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2025, LFI has not recouped any previously reimbursed Fund expenses.
LVIP American Century Value Fund-10

LVIP American Century Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2027	2028	Total
LFI	$277,572	$369,662	$647,234
American Century Investment Management, Inc. (“American Century”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays American Century a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$73,143
Legal	12,139
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets for the Standard Class shares, 0.129% of the Fund's average daily net assets for the Standard Class II shares and 0.029% of the Fund's average daily net assets for the Service Class shares, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $832 for the year ended December 31, 2025.
The Fund currently offers three classes of shares: the Standard Class, Standard Class II  and the Service Class. The three classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”) and each share class is subject to its own administrative fee schedule. Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$45,067
Management fees payable to LFI	452,373
Distribution fees payable to LFD	111,758
Shareholder servicing fees payable to Lincoln Life	55,909
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the year ended December 31, 2025, the Fund engaged in securities purchases of $134,769.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$589,189,722
Sales	666,634,097
LVIP American Century Value Fund-11

LVIP American Century Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$696,346,415
Aggregate unrealized appreciation of investments and derivatives	$248,338,728
Aggregate unrealized depreciation of investments and derivatives	(29,438,829)
Net unrealized appreciation of investments and derivatives	$218,899,899
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$23,588,382	$—	$—	$23,588,382
Air Freight & Logistics	9,029,464	—	—	9,029,464
Automobile Components	11,695,570	—	—	11,695,570
Banks	79,313,290	—	—	79,313,290
Beverages	17,707,354	18,764,890	—	36,472,244
Building Products	7,627,196	—	—	7,627,196
Capital Markets	49,357,469	—	—	49,357,469
Chemicals	8,022,106	—	—	8,022,106
Communications Equipment	23,056,003	—	—	23,056,003
Construction Materials	7,717,400	—	—	7,717,400
Consumer Staples Distribution & Retail	6,166,656	6,498,279	—	12,664,935
Containers & Packaging	7,813,642	—	—	7,813,642
Diversified Telecommunication Services	21,652,445	—	—	21,652,445
Electric Utilities	33,868,969	—	—	33,868,969
Electrical Equipment	6,549,068	—	—	6,549,068
Energy Equipment & Services	8,796,734	—	—	8,796,734
Entertainment	9,135,617	—	—	9,135,617
Financial Services	34,882,719	—	—	34,882,719
Food Products	21,079,685	—	—	21,079,685
Gas Utilities	6,123,376	—	—	6,123,376
Ground Transportation	10,739,807	—	—	10,739,807
Health Care Equipment & Supplies	50,676,656	—	—	50,676,656
Health Care Providers & Services	40,136,546	—	—	40,136,546
Health Care REITs	9,789,027	—	—	9,789,027
LVIP American Century Value Fund-12

LVIP American Century Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Household Durables	$12,566,653	$—	$—	$12,566,653
Household Products	9,723,476	—	—	9,723,476
Industrial Conglomerates	—	5,035,213	—	5,035,213
Insurance	29,263,951	—	—	29,263,951
Interactive Media & Services	24,262,508	—	—	24,262,508
IT Services	7,608,451	—	—	7,608,451
Life Sciences Tools & Services	6,607,115	—	—	6,607,115
Machinery	34,645,835	—	—	34,645,835
Media	4,740,106	—	—	4,740,106
Multi-Utilities	9,459,762	—	—	9,459,762
Oil, Gas & Consumable Fuels	37,897,990	11,335,844	—	49,233,834
Passenger Airlines	5,137,112	—	—	5,137,112
Personal Care Products	19,824,333	12,422,668	—	32,247,001
Pharmaceuticals	44,283,425	13,110,013	—	57,393,438
Residential REITs	4,829,999	—	—	4,829,999
Retail REITs	13,545,372	—	—	13,545,372
Semiconductors & Semiconductor Equipment	26,953,147	6,823,661	—	33,776,808
Software	10,332,285	—	—	10,332,285
Specialized REITs	7,625,532	—	—	7,625,532
Trading Companies & Distributors	9,105,255	—	—	9,105,255
Money Market Fund	18,282,805	—	—	18,282,805
Total Investments	$841,220,293	$73,990,568	$—	$915,210,861
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$48,699	$—	$48,699
Liabilities:
Foreign Currency Exchange Contracts	$—	$(18,045)	$—	$(18,045)
There were no Level 3 investments at the beginning or end of the year.
As a result of utilizing International fair value pricing at December 31, 2025, a portion of the Fund's portfolio investments was categorized as Level 2.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales and partnerships and mark-to-market adjustments on certain derivatives.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$21,290,509	$38,197,039
Long-term capital gains	60,443,937	38,712,756
Total	$81,734,446	$76,909,795
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$1,556,143
Undistributed long-term capital gains	46,925,627
Other temporary differences	(260,597)
Net unrealized appreciation	218,899,899
Distributable earnings/(accumulated loss)	$267,121,072
LVIP American Century Value Fund-13

LVIP American Century Value Fund
Notes to Financial Statements (continued)
 5. Components of Distributable Earnings on a Tax Basis (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, the Fund recorded the following permanent reclassifications primarily related to true-up adjustment from prior year financial statements  to tax return.
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$228	$(228)
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24*
Shares sold:
Standard Class	—	845
Standard Class II	1,215,255	1,276,765
Service Class	3,129,400	1,652,418
Shares reinvested:
Standard Class	87	27
Standard Class II	2,794,035	2,711,238
Service Class	3,646,235	3,555,474
	10,785,012	9,196,767
Shares redeemed:
Standard Class	—	—
Standard Class II	(4,777,334)	(4,615,338)
Service Class	(6,576,321)	(7,220,390)
	(11,353,655)	(11,835,728)
Net decrease	(568,643)	(2,638,961)

*	Date of commencement of operations of Standard class is April 29, 2024.
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
LVIP American Century Value Fund-14

LVIP American Century Value Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the year ended December 31, 2025, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$48,699	Receivables and other assets net of liabilities	$(18,045)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(5,248,889)	$(1,004,131)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$4,959,685	$71,641,284
9. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
LVIP American Century Value Fund-15

LVIP American Century Value Fund
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Century Value Fund-16

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP American Century Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP American Century Value Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for each of the three years in the period ended December 31, 2023, were audited by another independent registered public accounting firm whose report, dated February 12, 2024, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP American Century Value Fund–17

LVIP American Funds Vanguard Active Passive Growth Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP American Funds Vanguard Active Passive Growth Fund

LVIP American Funds Vanguard Active Passive Growth Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.96%
Equity Funds–65.45%
American Funds®-
✧American Funds Fundamental Investors	19,795	$1,819,732
✧American Mutual Fund	18,588	1,106,204
Capital Group Core Equity ETF	46,973	1,889,724
Capital Group Growth ETF	31,030	1,379,904
Vanguard S&P 500 Growth ETF	3,038	1,350,664
Vanguard S&P 500 Value ETF	6,613	1,354,673
		8,900,901
Fixed Income Funds–18.20%
✧American Funds®-
Bond Fund of America	127,383	1,458,538
Corporate Bond	53,154	508,146
Vanguard Intermediate-Term Corporate Bond ETF	6,064	507,860
		2,474,544
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–16.31%
American Funds®– Capital Group Global Growth Equity ETF	43,128	$1,494,385
Vanguard FTSE Developed Markets ETF	11,589	723,965
		2,218,350
Money Market Fund–0.00%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	57	57
		57
Total Investment Companies (Cost $13,156,241)		13,593,852

TOTAL INVESTMENTS–99.96% (Cost $13,156,241)	13,593,852
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.04%	6,068
NET ASSETS APPLICABLE TO 1,211,960 SHARES OUTSTANDING–100.00%	$13,599,920
NET ASSET VALUE PER SHARE–LVIP AMERICAN FUNDS VANGUARD ACTIVE PASSIVE GROWTH FUND STANDARD CLASS ($11,297 / 1,006 Shares)	$11.231
NET ASSET VALUE PER SHARE–LVIP AMERICAN FUNDS VANGUARD ACTIVE PASSIVE GROWTH FUND SERVICE CLASS ($13,588,623 / 1,210,954 Shares)	$11.221
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$13,016,538
Distributable earnings/(accumulated loss)	583,382
TOTAL NET ASSETS	$13,599,920

✧Class R-6 shares.

★Includes $11,643 expense reimbursement receivable from Lincoln Financial Investments Corporation, $22,076 payable for securities purchased, $1,715 payable for fund shares redeemed, $5,066 other accrued expenses payable, $6,976 due to manager and affiliates, $11,675 payable for audit fee and $10,594 payable for fund accounting fee as of December 31, 2025.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds Vanguard Active Passive Growth Fund-1

LVIP American Funds Vanguard Active Passive Growth Fund
Statement of Operations
June 2, 2025* to December 31, 2025
INVESTMENT INCOME:
Dividends	$104,453
EXPENSES:
Professional fees	37,487
Accounting and administration expenses	18,914
Distribution fees-Service Class	15,078
Reports and statements to shareholders	14,873
Management fees	10,786
Consulting fees	4,085
Custodian fees	2,537
Shareholder servicing fees	1,251
Trustees’ fees and expenses	61
Pricing fees	38
Other	2,945
108,055
Less:
Expenses reimbursed	(74,857)
Total operating expenses	33,198
NET INVESTMENT INCOME	71,255
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of Investments	(825)
Distributions from investment companies	136,863
Net realized gain	136,038
Net change in unrealized appreciation (depreciation) of investments	437,611
NET REALIZED AND UNREALIZED GAIN	573,649
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$644,904

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.

LVIP American Funds Vanguard Active Passive Growth Fund
Statement of Changes in Net Assets
6/2/25* to
12/31/25
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$71,255
Net realized gain	136,038
Net change in unrealized appreciation (depreciation)	437,611
Net increase in net assets resulting from operations	644,904
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(67)
Service Class	(61,940)
(62,007)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,000
Service Class	14,923,906
Reinvestment of dividends and distributions:
Standard Class	67
Service Class	61,940
14,995,913
Cost of shares redeemed:
Service Class	(1,978,890)
(1,978,890)
Increase in net assets derived from capital share transactions	13,017,023
NET INCREASE IN NET ASSETS	13,599,920
NET ASSETS:
Beginning of period	—
End of period	$13,599,920

*	Date of commencement of operations.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds Vanguard Active Passive Growth Fund-2

LVIP American Funds Vanguard Active Passive Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	Standard Class	Service Class
	6/2/25[1] to 12/31/25	6/2/25[1] to 12/31/25
Net asset value, beginning of period	$10.000	$10.000
Income from investment operations:
Net investment income[2]	0.127	0.106
Net realized and unrealized gain	1.171	1.169
Total from investment operations	1.298	1.275
Less dividends and distributions from:
Net investment income	(0.067)	(0.054)
Total dividends and distributions	(0.067)	(0.054)
Net asset value, end of period	$11.231	$11.221
Total return[3]	12.98%	12.75%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11	$13,589
Ratio of expenses to average net assets[4]	0.42%	0.77%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	2.16%	2.51%
Ratio of net investment income to average net assets	2.00%	1.65%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.26%	(0.09% )
Portfolio turnover	19%	19%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds Vanguard Active Passive Growth Fund-3

LVIP American Funds Vanguard Active Passive Growth Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Funds Vanguard Active Passive Growth Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure. The Fund invests substantially all of its assets in mutual funds and exchange-traded funds (“ETFs”) (the “Underlying Funds”) which, in turn, invest in equity securities (stocks) and/or fixed income securities (bonds). The Underlying Funds include American Funds® mutual funds, Capital Group ETFs, and Vanguard ETFs. The Fund is advised by Lincoln Financial Investments Corporation (LFI). Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek to provide long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current period. Management has analyzed the tax positions to be taken on the Fund's federal income tax return from the period June 2, 2025* through the period ended December 31, 2025, and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the period June 2, 2025* through December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP American Funds Vanguard Active Passive Growth Fund-4

LVIP American Funds Vanguard Active Passive Growth Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
* Date of commencement of operations.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to waive its fees and/or reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.42% of the Fund’s average daily net assets for the Standard Class and 0.77% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least July 1, 2027, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the period June 2, 2025* through December 31, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2028	Total
LFI	$74,857	$74,857
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the period June 2, 2025* through December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$262
Legal	52
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $500 for the period June 2, 2025* through December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds and ETFs in which it invests. Because each of the Underlying Funds and ETFs has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly will vary.
LVIP American Funds Vanguard Active Passive Growth Fund-5

LVIP American Funds Vanguard Active Passive Growth Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At December 31, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$11,643
Management fees payable to LFI	2,575
Distribution fees payable to LFD	3,602
Printing and mailing fees payable to Lincoln Life	500
Shareholder servicing fees payable to Lincoln Life	299
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the period June 2, 2025* through December 31, 2025, the Fund engaged in securities purchases of $242,267 and securities sales of $7,220, which resulted in net realized losses of $104.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
* Date of commencement of operations.
3. Investments
For the period June 2, 2025* through December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$14,312,043
Sales	1,390,079
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$13,163,842
Aggregate unrealized appreciation of investments	$472,260
Aggregate unrealized depreciation of investments	(42,250)
Net unrealized appreciation of investments	$430,010
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP American Funds Vanguard Active Passive Growth Fund-6

LVIP American Funds Vanguard Active Passive Growth Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$13,593,852	$—	$—	$13,593,852
There were no Level 3 investments at the beginning or end of the period.
* Date of commencement of operations.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the year ended December 31, 2025 was as follows:
6/2/25* to
12/31/25
Ordinary income	$62,007

*	Date of commencement of operations.
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$16,509
Undistributed long-term capital gains	136,863
Net unrealized appreciation	430,010
Distributable earnings/(accumulated loss)	$583,382
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, the Fund recorded the following permanent reclassifications primarily related to start up costs:
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$485	$(485)
As of December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
6/2/25* to
12/31/25
Shares sold:
Standard Class	1,000
Service Class	1,382,947
Shares reinvested:
Standard Class	6
Service Class	5,493
1,389,446
Shares redeemed:
Standard Class	—
Service Class	(177,486)
(177,486)
Net increase	1,211,960

LVIP American Funds Vanguard Active Passive Growth Fund-7

LVIP American Funds Vanguard Active Passive Growth Fund
Notes to Financial Statements (continued)
 6. Capital Shares (continued)
*	Date of commencement of operations.
7. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
9. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. The Fund invests primarily in other regulated investment companies and management of the Fund has evaluated the impact of the adoption of ASU 2023-09. For the current reporting period, the Fund did not incur material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in these financial statements.
10. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Funds Vanguard Active Passive Growth Fund-8

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP American Funds Vanguard Active Passive Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP American Funds Vanguard Active Passive Growth Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statements of operations and changes in net assets and the financial highlights for the period from June 2, 2025 (date of commencement of operations) to December 31, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations, changes in its net assets and its financial highlights for the period from June 2, 2025 (date of commencement of operations) to December 31, 2025, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP American Funds Vanguard Active Passive Growth Fund–9

LVIP American Funds
LVIP American Global Growth Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
each a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP American Funds

LVIP American Global Growth Fund
Schedule of Investments
December 31, 2025

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.05%
International Equity Fund–100.05%
✢American Funds Insurance Series®– Global Growth Fund	10,380,815	$402,671,829
Total Investment Company (Cost $277,325,435)		402,671,829

TOTAL INVESTMENTS–100.05% (Cost $277,325,435)	402,671,829
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(219,150)
NET ASSETS APPLICABLE TO 14,491,605 SHARES OUTSTANDING–100.00%	$402,452,679

✢Class 1 shares.
The LVIP American Global Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-1

LVIP American Growth Fund
Schedule of Investments
December 31, 2025

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–100.05%
INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
✢American Funds Insurance Series®– Growth Fund	21,671,229	$3,056,943,505
Total Affiliated Investment (Cost $1,801,955,209)		3,056,943,505

TOTAL INVESTMENTS–100.05% (Cost $1,801,955,209)	3,056,943,505
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(1,515,436)
NET ASSETS APPLICABLE TO 74,985,798 SHARES OUTSTANDING–100.00%	$3,055,428,069

✢Class 1 shares.
The LVIP American Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-2

LVIP American Growth-Income Fund
Schedule of Investments
December 31, 2025

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
✢American Funds Insurance Series®– Growth-Income Fund	30,804,307	$2,086,375,745
Total Investment Company (Cost $1,538,359,565)		2,086,375,745

TOTAL INVESTMENTS–100.05% (Cost $1,538,359,565)	2,086,375,745
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(1,044,692)
NET ASSETS APPLICABLE TO 61,489,348 SHARES OUTSTANDING–100.00%	$2,085,331,053

✢Class 1 shares.
The LVIP American Growth-Income Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-3

LVIP American International Fund
Schedule of Investments
December 31, 2025

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
✢American Funds Insurance Series®– International Fund	14,028,144	$313,248,453
Total Investment Company (Cost $234,881,381)		313,248,453

TOTAL INVESTMENTS–100.06% (Cost $234,881,381)	313,248,453
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(174,115)
NET ASSETS APPLICABLE TO 19,984,109 SHARES OUTSTANDING–100.00%	$313,074,338

✢Class 1 shares.
The LVIP American International Fund (Fund) invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (Underlying Fund) (See Note 1 in Notes to Financial Statements). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-4

LVIP American Funds
Statements of Assets and Liabilities
December 31, 2025
	LVIP American Global Growth Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
ASSETS:
Unaffiliated investments, at value	$402,671,829	$—	$2,086,375,745	$313,248,453
Affiliated investments, at value	—	3,056,943,505	—	—
Receivable for fund shares sold	1,467,345	9,971,826	7,562,485	1,720,696
Receivable for securities sold	318,244	—	—	—
Prepaid expenses	2,352	16,548	11,588	1,849
TOTAL ASSETS	404,459,770	3,066,931,879	2,093,949,818	314,970,998
LIABILITIES:
Payable for fund shares redeemed	1,785,589	7,516,625	7,125,521	1,578,317
Due to manager and affiliates	196,914	1,493,503	1,023,016	151,845
Payable for audit fee	11,800	11,800	11,800	11,800
Payable for fund accounting fee	8,356	8,622	8,527	8,346
Other accrued expenses payable	4,432	18,060	12,937	3,974
Payable for securities purchased	—	2,455,200	436,964	142,378
TOTAL LIABILITIES	2,007,091	11,503,810	8,618,765	1,896,660
TOTAL NET ASSETS	$402,452,679	$3,055,428,069	$2,085,331,053	$313,074,338
Unaffiliated investments, at cost	$277,325,435	$—	$1,538,359,565	$234,881,381
Affiliated investments, at cost	—	1,801,955,209	—	—
Service Class II:
Net Assets	$402,452,679	$3,055,428,069	$2,085,331,053	$313,074,338
Shares outstanding	14,491,605	74,985,798	61,489,348	19,984,109
Net Asset Value Per Share	$27.771	$40.747	$33.914	$15.666
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$238,778,065	$1,688,971,969	$1,275,254,414	$251,981,071
Distributable earnings/(accumulated loss)	163,674,614	1,366,456,100	810,076,639	61,093,267
TOTAL NET ASSETS	$402,452,679	$3,055,428,069	$2,085,331,053	$313,074,338
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-5

LVIP American Funds
Statements of Operations
Year Ended December 31, 2025
	LVIP American Global Growth Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
INVESTMENT INCOME:
Dividends from investment companies	$6,070,999	$—	$22,171,366	$4,552,758
Dividends from affiliated investments	—	6,485,427	—	—
	6,070,999	6,485,427	22,171,366	4,552,758
EXPENSES:
Distribution fees-Service Class II	2,068,356	14,595,729	10,256,477	1,617,707
Shareholder servicing fees	109,059	769,593	540,796	85,297
Accounting and administration expenses	61,474	279,856	204,790	53,526
Professional fees	36,041	89,758	70,578	34,161
Reports and statements to shareholders	12,074	47,087	35,010	9,871
Trustees’ fees and expenses	10,712	74,059	52,302	8,417
Consulting fees	4,379	6,059	5,452	4,306
Custodian fees	2,698	9,820	7,313	2,392
Pricing fees	1,326	9,353	6,543	1,029
Other	12,186	41,519	33,506	6,781
Total operating expenses	2,318,305	15,922,833	11,212,767	1,823,487
NET INVESTMENT INCOME (LOSS)	3,752,694	(9,437,406)	10,958,599	2,729,271
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	—	(976,257)	—	—
Sale of investment companies	1,275,981	—	(5,383,720)	2,565,748
Distributions from affiliated investment companies	—	206,359,281	—	—
Distributions from investment companies	46,133,971	—	304,669,994	—
Net realized gain	47,409,952	205,383,024	299,286,274	2,565,748
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	—	305,435,038	—	—
Unaffiliated investments	21,934,161	—	733,009	64,181,693
Net change in unrealized appreciation (depreciation)	21,934,161	305,435,038	733,009	64,181,693
NET REALIZED AND UNREALIZED GAIN	69,344,113	510,818,062	300,019,283	66,747,441
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$73,096,807	$501,380,656	$310,977,882	$69,476,712
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-6

LVIP American Funds
Statements of Changes in Net Assets
	LVIP American Global Growth Fund		LVIP American Growth Fund		LVIP American Growth-Income Fund
	Year Ended		Year Ended		Year Ended
	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,752,694	$4,109,867	$(9,437,406)	$(239,430)	$10,958,599	$11,794,105
Net realized gain (loss)	47,409,952	13,164,445	205,383,024	41,072,175	299,286,274	69,472,847
Net change in unrealized appreciation (depreciation)	21,934,161	26,549,694	305,435,038	506,830,605	733,009	238,465,817
Net increase in net assets resulting from operations	73,096,807	43,824,006	501,380,656	547,663,350	310,977,882	319,732,769
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Service Class II	(15,293,054)	(30,879,057)	(60,750,047)	(77,245,431)	(93,208,658)	(78,344,898)
	(15,293,054)	(30,879,057)	(60,750,047)	(77,245,431)	(93,208,658)	(78,344,898)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class II	49,754,580	30,940,796	579,844,447	297,974,944	335,989,468	208,653,295
Reinvestment of dividends and distributions:
Service Class II	15,293,054	30,879,057	60,750,047	77,245,431	93,208,658	78,344,898
Cost of shares redeemed:
Service Class II	(75,578,037)	(56,999,611)	(369,627,062)	(262,966,930)	(256,874,146)	(186,325,210)
Increase (decrease) in net assets derived from capital share transactions	(10,530,403)	4,820,242	270,967,432	112,253,445	172,323,980	100,672,983
NET INCREASE (DECREASE) IN NET ASSETS	47,273,350	17,765,191	711,598,041	582,671,364	390,093,204	342,060,854
NET ASSETS:
Beginning of year	355,179,329	337,414,138	2,343,830,028	1,761,158,664	1,695,237,849	1,353,176,995
End of year	$402,452,679	$355,179,329	$3,055,428,069	$2,343,830,028	$2,085,331,053	$1,695,237,849
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-7

LVIP American Funds
Statements of Changes in Net Assets (continued)
	LVIP American International Fund
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,729,271	$2,252,369
Net realized gain (loss)	2,565,748	(1,454,058)
Net change in unrealized appreciation (depreciation)	64,181,693	7,912,834
Net increase in net assets resulting from operations	69,476,712	8,711,145
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Service Class II	(2,504,963)	(2,205,758)
	(2,504,963)	(2,205,758)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Service Class II	28,739,557	34,537,336
Reinvestment of dividends and distributions:
Service Class II	2,504,963	2,205,758
Cost of shares redeemed:
Service Class II	(60,561,711)	(59,637,519)
Increase (decrease) in net assets derived from capital share transactions	(29,317,191)	(22,894,425)
NET INCREASE (DECREASE) IN NET ASSETS	37,654,558	(16,389,038)
NET ASSETS:
Beginning of year	275,419,780	291,808,818
End of year	$313,074,338	$275,419,780
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-8

LVIP American Global Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Growth Fund Service Class II
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$23.810	$22.989	$20.980	$30.532	$27.014
Income (loss) from investment operations:
Net investment income (loss)[1]	0.257	0.289	0.117	0.063	(0.005)
Net realized and unrealized gain (loss)	4.778	2.761	4.301	(7.837)	4.345
Total from investment operations	5.035	3.050	4.418	(7.774)	4.340
Less dividends and distributions from:
Net investment income	(0.293)	(0.292)	(0.111)	(0.129)	—
Net realized gain	(0.781)	(1.937)	(2.298)	(1.649)	(0.822)
Total dividends and distributions	(1.074)	(2.229)	(2.409)	(1.778)	(0.822)
Net asset value, end of period	$27.771	$23.810	$22.989	$20.980	$30.532
Total return[2]	21.23%	13.25%	22.16%	(25.02% )	16.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$402,453	$355,179	$337,414	$296,654	$455,371
Ratio of expenses to average net assets[3]	0.62%	0.62%	0.62%	0.62%	0.61%
Ratio of net investment income (loss) to average net assets	1.00%	1.15%	0.52%	0.27%	(0.02% )
Portfolio turnover	11%	8%	11%	18%	9%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-9

LVIP American Growth Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Growth Fund Service Class II
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$34.711	$27.479	$22.546	$38.600	$32.636
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.133)	(0.004)	0.002	— [2]	(0.043)
Net realized and unrealized gain (loss)	7.009	8.446	8.163	(11.593)	7.055
Total from investment operations	6.876	8.442	8.165	(11.593)	7.012
Less dividends and distributions from:
Net investment income	(0.231)	(0.009)	(0.002)	(0.405)	(0.194)
Net realized gain	(0.609)	(1.201)	(3.230)	(4.056)	(0.854)
Total dividends and distributions	(0.840)	(1.210)	(3.232)	(4.461)	(1.048)
Net asset value, end of period	$40.747	$34.711	$27.479	$22.546	$38.600
Total return[3]	19.82%	31.19%	37.99%	(30.19% )	21.58%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,055,428	$2,343,830	$1,761,159	$1,317,383	$1,764,769
Ratio of expenses to average net assets[4]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	(0.36% )	(0.01% )	0.01%	— [5]	(0.12% )
Portfolio turnover	4%	6%	8%	5%	6%

[1]	The average shares outstanding method has been applied for per share information.
[2]	Amount rounds to less than $0.001 per share.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	Amount rounds to less than 0.001%.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-10

LVIP American Growth-Income Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Growth-Income Fund Service Class II
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$30.197	$25.636	$22.301	$27.805	$23.052
Income (loss) from investment operations:
Net investment income[1]	0.188	0.222	0.248	0.224	0.202
Net realized and unrealized gain (loss)	5.117	5.825	5.284	(4.916)	5.239
Total from investment operations	5.305	6.047	5.532	(4.692)	5.441
Less dividends and distributions from:
Net investment income	(0.464)	(0.242)	(0.236)	(0.574)	(0.199)
Net realized gain	(1.124)	(1.244)	(1.961)	(0.238)	(0.489)
Total dividends and distributions	(1.588)	(1.486)	(2.197)	(0.812)	(0.688)
Net asset value, end of period	$33.914	$30.197	$25.636	$22.301	$27.805
Total return[2]	17.67%	23.81%	25.72%	(16.80% )	23.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,085,331	$1,695,238	$1,353,177	$1,093,085	$1,330,283
Ratio of expenses to average net assets[3]	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	0.59%	0.77%	1.03%	0.94%	0.78%
Portfolio turnover	4%	6%	6%	7%	6%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-11

LVIP American International Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American International Fund Service Class II
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.507	$12.271	$12.337	$16.103	$16.769
Income (loss) from investment operations:
Net investment income[1]	0.129	0.102	0.120	0.197	0.362
Net realized and unrealized gain (loss)	3.156	0.236	1.647	(3.598)	(0.672)
Total from investment operations	3.285	0.338	1.767	(3.401)	(0.310)
Less dividends and distributions from:
Net investment income	(0.126)	(0.102)	(0.110)	(0.315)	(0.355)
Net realized gain	—	—	(1.723)	(0.050)	(0.001)
Total dividends and distributions	(0.126)	(0.102)	(1.833)	(0.365)	(0.356)
Net asset value, end of period	$15.666	$12.507	$12.271	$12.337	$16.103
Total return[2]	26.27%	2.75%	15.41%	(21.07% )	(1.84% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$313,074	$275,420	$291,809	$269,139	$296,356
Ratio of expenses to average net assets[3]	0.62%	0.63%	0.62%	0.62%	0.62%
Ratio of net investment income to average net assets	0.93%	0.78%	0.94%	1.49%	2.11%
Portfolio turnover	4%	7%	5%	7%	7%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Funds-12

LVIP American Funds
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Global Growth Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The LVIP American Global Growth Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund operate under a fund of funds structure and invest substantially all of their assets in Class 1 shares of the Global Growth Fund, Growth Fund, Growth-Income Fund and International Fund, respectively, each a series of the American Funds Insurance Series® (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP American Global Growth Fund and LVIP American International Fund is long-term growth of capital.
The investment objective of the LVIP American Growth Fund is growth of capital.
The investment objective of the LVIP American Growth-Income Fund is long-term growth of capital and income.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of their financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –  The Funds value Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the year ended December 31, 2025, the Funds did not incur any interest or tax penalties.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
LVIP American Funds-13

LVIP American Funds
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund. To the extent that a Fund invests all of its investable assets (i.e., securities and cash) in another registered investment company, the Trust will not pay the adviser any advisory fees.
To the extent a Fund does not invest investable assets in another registered investment company, the advisory fee rates payable by the Service Class II of each Fund to LFI are set forth in the following table:
Fund	Annual Fee Rate Based on Average Daily Net Asset Value
LVIP American Global Growth Fund	0.80%
LVIP American Growth Fund	0.75%
LVIP American Growth-Income Fund	0.75%
LVIP American International Fund	0.85%
The fee is calculated daily and paid monthly. This fee is in addition to the management fees indirectly paid to the investment advisers of the Underlying Funds. For the year ended December 31, 2025, no advisory fees were charged to the Funds.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
	LVIP American Global Growth Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Administrative	$30,809	$214,584	$151,403	$24,122
Legal	5,128	35,928	25,320	4,015
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the year ended December 31, 2025, these fees were as follows:
	LVIP American Global Growth Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Printing and mailing	$4,240	$12,996	$10,521	$3,729
The Funds currently offer one class of shares: Service Class II. The Service Class II shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class II shares an annual 12b-1 Fee at a rate not to exceed 0.75% of average daily net assets of the Service Class II shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.55% of the average daily net assets of the Service Class II shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2025, each Fund had liabilities payable to affiliates as follows:
	LVIP American Global Growth Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Distribution fees payable to LFD	$187,051	$1,418,699	$971,777	$144,240
Shareholder servicing fees payable to Lincoln Life	9,863	74,804	51,239	7,605
LVIP American Funds-14

LVIP American Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Funds and the corresponding investment activity for the year ended December 31, 2025, were as follows:
LVIP American Growth Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Number of Shares 12/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-100.05%@
Equity Fund-100.05%@
✢American Funds Insurance Series® – Growth Fund	$2,345,036,508	$522,391,201	$114,942,985	$(976,257)	$305,435,038	$3,056,943,505	21,671,229	$6,485,427	$206,359,281

@ As a percentage of Net Assets as of December 31, 2025.
✢ Class 1 shares.
3. Investments
For the year ended December 31, 2025, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP American Global Growth Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Purchases	$65,154,782	$522,391,201	$468,282,648	$12,257,698
Sales	41,081,780	114,942,985	73,361,722	41,346,771
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
	LVIP American Global Growth Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Cost of investments	$284,719,119	$1,870,286,309	$1,563,810,007	$248,116,033
Aggregate unrealized appreciation of investments	$117,953,120	$1,186,755,981	$523,020,486	$65,132,421
Aggregate unrealized depreciation of investments	(412)	(98,786)	(454,748)	(1)
Net unrealized appreciation of investments	$117,952,708	$1,186,657,195	$522,565,738	$65,132,420
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments)
LVIP American Funds-15

LVIP American Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
(e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of December 31, 2025:
Level 1	LVIP American Global Growth Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Investments:
Assets:
Affiliated Investment Companies	$—	$3,056,943,505	$—	$—
Unaffiliated Investment Companies	402,671,829	—	2,086,375,745	313,248,453
Total Investments	$402,671,829	$3,056,943,505	$2,086,375,745	$313,248,453
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	LVIP American Global Growth Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Year ended December 31, 2025
Ordinary income	$5,437,970	$17,566,723	$28,122,913	$2,504,963
Long-term capital gains	9,855,084	43,183,324	65,085,745	—
Total	$15,293,054	$60,750,047	$93,208,658	$2,504,963
Year ended December 31, 2024
Ordinary income	$7,444,201	$779,818	$16,297,069	$2,205,758
Long-term capital gains	23,434,856	76,465,613	62,047,829	—
Total	$30,879,057	$77,245,431	$78,344,898	$2,205,758
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
	LVIP American Global Growth Fund	LVIP American Growth Fund	LVIP American Growth-Income Fund	LVIP American International Fund
Undistributed ordinary income	$27,256	$—	$—	$270,919
Undistributed long-term capital gains	45,694,648	179,798,905	287,510,901	—
Capital loss carryforward	—	—	—	(4,310,072)
Other temporary differences	2	—	—	—
Net unrealized appreciation	117,952,708	1,186,657,195	522,565,738	65,132,420
Distributable earnings/(accumulated loss)	$163,674,614	$1,366,456,100	$810,076,639	$61,093,267
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
As of December 31, 2025, the below Funds had the following capital loss carryforwards for federal income tax purposes:
LVIP American Funds-16

LVIP American Funds
Notes to Financial Statements (continued)
 5. Components of Distributable Earnings on a Tax Basis (continued)
Post-Enactment Losses (No Expiration)
LVIP American International Fund
Long-Term	$4,310,072
Total	$4,310,072
In 2025, the LVIP American International Fund utilized $1,551,194 of capital loss carryforwards.
6. Capital Shares
Transactions in capital shares were as follows:
	LVIP American Global Growth Fund		LVIP American Growth Fund		LVIP American Growth-Income Fund
	Year Ended		Year Ended		Year Ended
	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Shares sold:
Service Class II	1,921,797	1,238,169	15,702,570	9,286,659	10,500,464	7,136,655
Shares reinvested:
Service Class II	556,629	1,273,464	1,493,293	2,458,468	2,773,316	2,670,398
	2,478,426	2,511,633	17,195,863	11,745,127	13,273,780	9,807,053
Shares redeemed:
Service Class II	(2,904,068)	(2,271,694)	(9,733,577)	(8,312,415)	(7,923,371)	(6,451,487)
Net increase (decrease)	(425,642)	239,939	7,462,286	3,432,712	5,350,409	3,355,566

	LVIP American International Fund
	Year Ended
	12/31/25	12/31/24
Shares sold:
Service Class II	2,076,088	2,656,919
Shares reinvested:
Service Class II	160,556	175,046
	2,236,644	2,831,965
Shares redeemed:
Service Class II	(4,273,636)	(4,592,062)
Net increase (decrease)	(2,036,992)	(1,760,097)
7. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Funds had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
LVIP American Funds-17

LVIP American Funds
Notes to Financial Statements (continued)
9. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
10. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Funds adopted ASU 2023-09 during the current fiscal period. The Funds invest primarily in other regulated investment companies and management of the Funds has evaluated the impact of the adoption of ASU 2023-09. For the current reporting period, the Funds did not incur material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in these financial statements.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP American Funds-18

Report of Independent Registered Public Accounting Firm
To the Shareholders of LVIP American Global Growth Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund and the Board of Trustees of Lincoln Variable Insurance Products Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of LVIP American Global Growth Fund, LVIP American Growth Fund, LVIP American Growth-Income Fund and LVIP American International Fund (collectively referred to as the “Funds”) (four of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), including the schedules of investments, as of December 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (four of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP American Funds–19

LVIP American Global Allocation Managed Risk Funds
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
each a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP American Global Allocation Managed Risk Funds

LVIP American Global Balanced Allocation Managed Risk Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.88%
Asset Allocation Fund–10.77%
✧American Funds®– Capital Income Builder	1,548,874	$119,061,921
		119,061,921
Equity Funds–34.06%
✧American Funds®-
American Mutual Fund	1,881,773	111,984,336
Growth Fund of America	1,798,271	144,886,704
Investment Company of America	1,912,275	119,765,749
		376,636,789
Fixed Income Funds–44.40%
✧American Funds®-
Bond Fund of America	37,043,841	424,151,987
High-Income Trust	3,233,227	32,073,610
Inflation Linked Bond Fund	3,675,163	34,767,040
		490,992,637
Global Equity Fund–3.56%
✧American Funds®– Smallcap World Fund	515,529	39,329,686
		39,329,686
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–4.62%
✧American Funds®-
EuroPacific Growth Fund	665,683	$40,327,063
New World Fund	115,224	10,735,453
		51,062,516
Money Market Fund–2.47%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	27,294,979	27,294,979
		27,294,979
Total Investment Companies (Cost $966,073,067)		1,104,378,528

TOTAL INVESTMENTS–99.88% (Cost $966,073,067)	1,104,378,528
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	1,354,879
NET ASSETS APPLICABLE TO 98,631,842 SHARES OUTSTANDING–100.00%	$1,105,733,407
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL BALANCED ALLOCATION MANAGED RISK FUND STANDARD CLASS ($20,699,488 / 1,845,429 Shares)	$11.217
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL BALANCED ALLOCATION MANAGED RISK FUND SERVICE CLASS ($1,085,033,919 / 96,786,413 Shares)	$11.211
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$963,754,062
Distributable earnings/(accumulated loss)	141,979,345
TOTAL NET ASSETS	$1,105,733,407

✧Class R-6 shares.

★Includes $1,937,550 cash collateral held at broker for futures contracts, $1,774,424 payable for securities purchased, $1,761,295 payable for fund shares redeemed, $11,618 other accrued expenses payable, $587,215 due to manager and affiliates, $199,303 variation margin due to broker on futures contracts, $17,071 payable for audit fee and $14,887 payable for fund accounting fee as of December 31, 2025.

LVIP American Global Allocation Managed Risk Funds-1

LVIP American Global Balanced Allocation Managed Risk Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at December 31, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
6	CME Australian Dollar Currency Futures	$400,380	$398,483	3/16/26	$1,897	$—
11	CME British Pound Currency Futures	925,238	915,347	3/16/26	9,891	—
16	CME Euro Foreign Exchange Currency Futures	2,356,000	2,339,273	3/16/26	16,727	—
13	CME Japanese Yen Currency Futures	1,043,006	1,045,373	3/16/26	—	(2,367)
					28,515	(2,367)
Equity Contracts:
6	CME E-mini Russell 2000 Index Futures	749,400	771,994	3/20/26	—	(22,594)
53	CME E-mini S&P 500 Index Futures	18,265,125	18,255,332	3/20/26	9,793	—
11	CME E-mini S&P MidCap 400 Index Futures	3,657,720	3,714,573	3/20/26	—	(56,853)
40	Eurex EURO STOXX 50 Futures	2,745,738	2,708,394	3/20/26	37,344	—
7	FTSE 100 Index Futures	937,998	919,603	3/20/26	18,395	—
15	ICE U.S. MSCI Emerging Markets Index Futures	1,058,550	1,037,261	3/20/26	21,289	—
6	OML Stockholm OMXS30 Index Futures	188,687	184,253	1/16/26	4,434	—
3	SFE S&P ASX Share Price Index 200 Futures	434,245	431,995	3/19/26	2,250	—
5	TSE TOPIX Futures	1,089,601	1,081,466	3/12/26	8,135	—
					101,640	(79,447)
Total Futures Contracts					$130,155	$(81,814)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-2

LVIP American Global Growth Allocation Managed Risk Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.85%
Asset Allocation Fund–5.85%
✧American Funds®– Capital Income Builder	1,696,041	$130,374,666
		130,374,666
Equity Funds–47.36%
✧American Funds®-
American Mutual Fund	5,753,923	342,415,957
Growth Fund of America	4,399,545	354,471,330
Investment Company of America	5,736,009	359,246,252
		1,056,133,539
Fixed Income Funds–25.99%
✧American Funds®-
Bond Fund of America	40,550,481	464,303,013
High-Income Trust	6,050,616	60,022,109
Inflation Linked Bond Fund	5,834,034	55,189,961
		579,515,083
Global Equity Fund–5.90%
✧American Funds®– Smallcap World Fund	1,725,007	131,600,787
		131,600,787
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–11.85%
✧American Funds®-
EuroPacific Growth Fund	3,296,235	$199,685,916
New World Fund	693,918	64,652,323
		264,338,239
Money Market Fund–2.90%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	64,683,458	64,683,458
		64,683,458
Total Investment Companies (Cost $1,880,029,007)		2,226,645,772

TOTAL INVESTMENTS–99.85% (Cost $1,880,029,007)	2,226,645,772
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	3,285,200
NET ASSETS APPLICABLE TO 190,382,941 SHARES OUTSTANDING–100.00%	$2,229,930,972
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL GROWTH ALLOCATION MANAGED RISK FUND STANDARD CLASS ($1,252,467 / 106,812 Shares)	$11.726
NET ASSET VALUE PER SHARE–LVIP AMERICAN GLOBAL GROWTH ALLOCATION MANAGED RISK FUND SERVICE CLASS ($2,228,678,505 / 190,276,129 Shares)	$11.713
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$1,831,167,732
Distributable earnings/(accumulated loss)	398,763,240
TOTAL NET ASSETS	$2,229,930,972

✧Class R-6 shares.

★Includes $4,634,643 cash collateral held at broker for futures contracts, $2,086,365 payable for securities purchased, $2,523,626 payable for fund shares redeemed, $18,155 other accrued expenses payable, $1,197,739 due to manager and affiliates, $463,748 variation margin due to broker on futures contracts, $17,071 payable for audit fee and $15,013 payable for fund accounting fee as of December 31, 2025.

LVIP American Global Allocation Managed Risk Funds-3

LVIP American Global Growth Allocation Managed Risk Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at December 31, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
16	CME Australian Dollar Currency Futures	$1,067,680	$1,062,621	3/16/26	$5,059	$—
30	CME British Pound Currency Futures	2,523,375	2,496,399	3/16/26	26,976	—
45	CME Euro Foreign Exchange Currency Futures	6,626,250	6,579,205	3/16/26	47,045	—
36	CME Japanese Yen Currency Futures	2,888,325	2,894,654	3/16/26	—	(6,329)
2	CME Swedish Krona Currency Futures	435,700	431,122	3/16/26	4,578	—
					83,658	(6,329)
Equity Contracts:
17	CME E-mini Russell 2000 Index Futures	2,123,300	2,187,375	3/20/26	—	(64,075)
118	CME E-mini S&P 500 Index Futures	40,665,750	40,643,896	3/20/26	21,854	—
26	CME E-mini S&P MidCap 400 Index Futures	8,645,520	8,779,854	3/20/26	—	(134,334)
99	Eurex EURO STOXX 50 Futures	6,795,700	6,703,276	3/20/26	92,424	—
20	FTSE 100 Index Futures	2,679,995	2,627,438	3/20/26	52,557	—
51	ICE U.S. MSCI Emerging Markets Index Futures	3,599,070	3,526,508	3/20/26	72,562	—
17	OML Stockholm OMXS30 Index Futures	534,614	522,052	1/16/26	12,562	—
8	SFE S&P ASX Share Price Index 200 Futures	1,157,986	1,151,985	3/19/26	6,001	—
15	TSE TOPIX Futures	3,268,801	3,244,874	3/12/26	23,927	—
					281,887	(198,409)
Total Futures Contracts					$365,545	$(204,738)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-4

LVIP American Global Allocation Managed Risk Funds
Statements of Operations
Year Ended December 31, 2025
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
INVESTMENT INCOME:
Dividends	$34,874,515	$56,506,117
EXPENSES:
Distribution fees-Service Class	3,889,043	7,914,856
Management fees	2,816,923	5,656,388
Shareholder servicing fees	326,763	656,141
Accounting and administration expenses	152,547	264,514
Professional fees	61,534	87,206
Trustees’ fees and expenses	32,928	66,065
Reports and statements to shareholders	21,836	37,681
Custodian fees	12,143	15,955
Consulting fees	8,188	8,943
Pricing fees	4,744	8,757
Other	34,071	62,833
Total operating expenses	7,360,720	14,779,339
NET INVESTMENT INCOME	27,513,795	41,726,778
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	1,339,307	651,957
Distributions from investment companies	41,716,396	117,695,680
Foreign currencies	(7,290)	(6,293)
Futures contracts	(6,878,354)	(23,202,306)
Net realized gain	36,170,059	95,139,038
Net change in unrealized appreciation (depreciation) of:
Investments	66,955,552	166,152,965
Foreign currencies	12,131	32,895
Futures contracts	1,093,141	2,800,521
Net change in unrealized appreciation (depreciation)	68,060,824	168,986,381
NET REALIZED AND UNREALIZED GAIN	104,230,883	264,125,419
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$131,744,678	$305,852,197
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-5

LVIP American Global Allocation Managed Risk Funds
Statements of Changes in Net Assets
	LVIP American Global Balanced Allocation Managed Risk Fund		LVIP American Global Growth Allocation Managed Risk Fund
	Year Ended		Year Ended
	12/31/25	12/31/24	12/31/25	12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$27,513,795	$28,663,324	$41,726,778	$42,146,182
Net realized gain	36,170,059	37,216,677	95,139,038	114,832,244
Net change in unrealized appreciation (depreciation)	68,060,824	45,436,866	168,986,381	118,770,895
Net increase in net assets resulting from operations	131,744,678	111,316,867	305,852,197	275,749,321
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(1,248,798)	(253,376)	(71,114)	(24,019)
Service Class	(63,489,622)	(31,249,945)	(123,602,100)	(42,142,959)
	(64,738,420)	(31,503,321)	(123,673,214)	(42,166,978)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	12,440,018	1,586,954	8,817	6,909
Service Class	14,087,154	14,439,693	20,489,974	24,772,601
Reinvestment of dividends and distributions:
Standard Class	1,248,798	253,376	71,114	24,019
Service Class	63,489,622	31,249,945	123,602,100	42,142,959
	91,265,592	47,529,968	144,172,005	66,946,488
Cost of shares redeemed:
Standard Class	(2,204,677)	(946,673)	(31,183)	(28,418)
Service Class	(212,920,427)	(213,161,568)	(419,240,099)	(458,683,879)
	(215,125,104)	(214,108,241)	(419,271,282)	(458,712,297)
Decrease in net assets derived from capital share transactions	(123,859,512)	(166,578,273)	(275,099,277)	(391,765,809)
NET DECREASE IN NET ASSETS	(56,853,254)	(86,764,727)	(92,920,294)	(158,183,466)
NET ASSETS:
Beginning of year	1,162,586,661	1,249,351,388	2,322,851,266	2,481,034,732
End of year	$1,105,733,407	$1,162,586,661	$2,229,930,972	$2,322,851,266
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-6

LVIP American Global Balanced Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.575	$9.929	$10.210	$13.150	$12.362
Income (loss) from investment operations:
Net investment income[1]	0.311	0.283	0.275	0.240	0.183
Net realized and unrealized gain (loss)	1.040	0.696	0.850	(2.289)	0.973
Total from investment operations	1.351	0.979	1.125	(2.049)	1.156
Less dividends and distributions from:
Net investment income	(0.313)	(0.299)	(0.275)	(0.248)	(0.368)
Net realized gain	(0.396)	(0.034)	(1.125)	(0.643)	—
Return of capital	—	—	(0.006)	—	—
Total dividends and distributions	(0.709)	(0.333)	(1.406)	(0.891)	(0.368)
Net asset value, end of period	$11.217	$10.575	$9.929	$10.210	$13.150
Total return[2]	12.84%	9.86%	11.80%	(15.53% )	9.36%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20,699	$8,326	$6,972	$5,759	$3,623
Ratio of expenses to average net assets[3]	0.31%	0.31%	0.31%	0.31%	0.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.31%	0.31%	0.31%	0.31%	0.30%
Ratio of net investment income to average net assets	2.79%	2.70%	2.66%	2.10%	1.40%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.79%	2.70%	2.66%	2.10%	1.39%
Portfolio turnover	15%	18%	19%	88%	12%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-7

LVIP American Global Balanced Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.571	$9.923	$10.208	$13.143	$12.355
Income (loss) from investment operations:
Net investment income[1]	0.269	0.246	0.239	0.202	0.136
Net realized and unrealized gain (loss)	1.039	0.695	0.846	(2.287)	0.972
Total from investment operations	1.308	0.941	1.085	(2.085)	1.108
Less dividends and distributions from:
Net investment income	(0.272)	(0.259)	(0.239)	(0.207)	(0.320)
Net realized gain	(0.396)	(0.034)	(1.125)	(0.643)	—
Return of capital	—	—	(0.006)	—	—
Total dividends and distributions	(0.668)	(0.293)	(1.370)	(0.850)	(0.320)
Net asset value, end of period	$11.211	$10.571	$9.923	$10.208	$13.143
Total return[2]	12.43%	9.49%	11.41%	(15.82% )	8.97%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,085,034	$1,154,260	$1,242,380	$1,274,854	$1,701,925
Ratio of expenses to average net assets[3]	0.66%	0.66%	0.66%	0.66%	0.64%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.66%	0.66%	0.66%	0.66%	0.65%
Ratio of net investment income to average net assets	2.44%	2.35%	2.31%	1.75%	1.05%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.44%	2.35%	2.31%	1.75%	1.04%
Portfolio turnover	15%	18%	19%	88%	12%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-8

LVIP American Global Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Growth Allocation Managed Risk Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.819	$9.851	$10.948	$14.421	$13.250
Income (loss) from investment operations:
Net investment income[1]	0.250	0.220	0.243	0.198	0.177
Net realized and unrealized gain (loss)	1.354	0.987	1.110	(2.821)	1.303
Total from investment operations	1.604	1.207	1.353	(2.623)	1.480
Less dividends and distributions from:
Net investment income	(0.211)	(0.239)	(0.236)	(0.186)	(0.309)
Net realized gain	(0.486)	—	(2.189)	(0.664)	—
Return of capital	—	—	(0.025)	—	—
Total dividends and distributions	(0.697)	(0.239)	(2.450)	(0.850)	(0.309)
Net asset value, end of period	$11.726	$10.819	$9.851	$10.948	$14.421
Total return[2]	14.91%	12.26%	13.97%	(18.13% )	11.17%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,252	$1,111	$1,010	$901	$1,120
Ratio of expenses to average net assets[3]	0.30%	0.31%	0.30%	0.30%	0.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.30%	0.31%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	2.20%	2.07%	2.26%	1.62%	1.25%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.20%	2.07%	2.26%	1.62%	1.24%
Portfolio turnover	17%	19%	17%	89%	13%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-9

LVIP American Global Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Global Growth Allocation Managed Risk Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.809	$9.840	$10.944	$14.413	$13.242
Income (loss) from investment operations:
Net investment income[1]	0.209	0.182	0.205	0.155	0.127
Net realized and unrealized gain (loss)	1.350	0.986	1.106	(2.818)	1.300
Total from investment operations	1.559	1.168	1.311	(2.663)	1.427
Less dividends and distributions from:
Net investment income	(0.169)	(0.199)	(0.201)	(0.142)	(0.256)
Net realized gain	(0.486)	—	(2.189)	(0.664)	—
Return of capital	—	—	(0.025)	—	—
Total dividends and distributions	(0.655)	(0.199)	(2.415)	(0.806)	(0.256)
Net asset value, end of period	$11.713	$10.809	$9.840	$10.944	$14.413
Total return[2]	14.51%	11.87%	13.57%	(18.42% )	10.78%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,228,679	$2,321,740	$2,480,024	$2,495,434	$3,417,726
Ratio of expenses to average net assets[3]	0.65%	0.66%	0.65%	0.65%	0.64%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.65%	0.66%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	1.85%	1.72%	1.91%	1.27%	0.90%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.85%	1.72%	1.91%	1.27%	0.89%
Portfolio turnover	17%	19%	17%	89%	13%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Global Allocation Managed Risk Funds-10

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Global Balanced Allocation Managed Risk Fund and LVIP American Global Growth Allocation Managed Risk Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in the series of American Funds® family of funds (collectively, the “Underlying Funds”). The Underlying Funds, which are advised by an unaffiliated adviser, invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP American Global Balanced Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital.
The investment objective of the LVIP American Global Growth Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of their financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –  The Funds value Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the year ended December 31, 2025, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP American Global Allocation Managed Risk Funds-11

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' managed risk strategy. For these services, LFI, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Administrative	$93,746	$188,099
Legal	15,512	31,136
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the year ended December 31, 2025, these fees were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Printing and mailing	$6,350	$9,260
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Trust’s Board of Trustees (the “Board”). The fees are calculated daily and paid monthly.
LVIP American Global Allocation Managed Risk Funds-12

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2025, each Fund had liabilities payable to affiliates as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Management fees payable to LFI	$235,758	$476,101
Distribution fees payable to LFD	323,934	666,171
Printing and mailing fees payable to Lincoln Life	175	239
Shareholder servicing fees payable to Lincoln Life	27,348	55,228
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Purchases	$165,979,925	$375,473,648
Sales	290,531,154	633,611,282
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Cost of investments and derivatives	$1,012,559,151	$1,943,330,020
Aggregate unrealized appreciation of investments and derivatives	$106,022,152	$294,528,194
Aggregate unrealized depreciation of investments and derivatives	(14,186,833)	(11,167,235)
Net unrealized appreciation of investments and derivatives	$91,835,319	$283,360,959
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP American Global Allocation Managed Risk Funds-13

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of each Fund's investments by fair value hierarchy levels as of December 31, 2025:
Level 1	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Investments:
Assets:
Investment Companies	$1,104,378,528	$2,226,645,772
Derivatives:
Assets:
Futures Contracts	$130,155	$365,545
Derivatives:
Liabilities:
Futures Contracts	$(81,814)	$(204,738)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales, mark-to-market adjustments on certain derivatives and straddle loss deferrals.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The tax character of dividends and distributions paid during the year ended December 31, 2025 was as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Year ended December 31, 2025
Ordinary income	$26,334,126	$31,779,014
Long-term capital gains	38,404,294	91,894,200
Total	$64,738,420	$123,673,214
Year ended December 31, 2024
Ordinary income	$31,503,321	$42,153,800
Long-term capital gains	—	13,178
Total	$31,503,321	$42,166,978
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund	LVIP American Global Growth Allocation Managed Risk Fund
Undistributed ordinary income	$2,107,674	$9,941,471
Undistributed long-term capital gains	48,051,171	105,503,299
Other temporary differences	(14,819)	(42,489)
Net unrealized appreciation	91,835,319	283,360,959
Distributable earnings/(accumulated loss)	$141,979,345	$398,763,240
LVIP American Global Allocation Managed Risk Funds-14

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 5. Components of Distributable Earnings on a Tax Basis (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Funds had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	LVIP American Global Balanced Allocation Managed Risk Fund		LVIP American Global Growth Allocation Managed Risk Fund
	Year Ended		Year Ended
	12/31/25	12/31/24	12/31/25	12/31/24
Shares sold:
Standard Class	1,146,869	154,415	796	648
Service Class	1,274,312	1,384,989	1,806,934	2,358,309
Shares reinvested:
Standard Class	110,712	24,035	6,074	2,225
Service Class	5,639,071	2,965,453	10,594,529	3,906,466
	8,170,964	4,528,892	12,408,333	6,267,648
Shares redeemed:
Standard Class	(199,476)	(93,255)	(2,761)	(2,734)
Service Class	(19,322,658)	(20,351,558)	(36,931,481)	(43,496,712)
	(19,522,134)	(20,444,813)	(36,934,242)	(43,499,446)
Net decrease	(11,351,170)	(15,915,921)	(24,525,909)	(37,231,798)
7. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Funds had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
LVIP American Global Allocation Managed Risk Funds-15

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 8. Derivatives (continued)
During the year ended December 31, 2025, each Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of December 31, 2025 were as follows:
LVIP American Global Balanced Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$101,640	Receivables and other assets net of liabilities	$(79,447)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	28,515	Receivables and other assets net of liabilities	(2,367)
Total		$130,155		$(81,814)
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(6,194,639)	$962,351
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(683,715)	130,790
Total		$(6,878,354)	$1,093,141
Fair values of derivative instruments as of December 31, 2025 were as follows:
LVIP American Global Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$281,887	Receivables and other assets net of liabilities	$(198,409)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	83,658	Receivables and other assets net of liabilities	(6,329)
Total		$365,545		$(204,738)
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(20,706,842)	$2,425,101
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(2,495,464)	375,420
Total		$(23,202,306)	$2,800,521
LVIP American Global Allocation Managed Risk Funds-16

LVIP American Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the year ended December 31, 2025.
Long Derivative Volume
Futures Contracts (Average Notional Value)
LVIP American Global Balanced Allocation Managed Risk Fund	$33,120,002
LVIP American Global Growth Allocation Managed Risk Fund	79,704,458
9. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
10. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Funds adopted ASU 2023-09 during the current fiscal period. The Funds invest primarily in other regulated investment companies and management of the Funds has evaluated the impact of the adoption of ASU 2023-09. For the current reporting period, the Funds did not incur material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in these financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP American Global Allocation Managed Risk Funds-17

Report of Independent Registered Public Accounting Firm
To the Shareholders of LVIP American Global Balanced Allocation Managed Risk Fund and LVIP American Global Growth Allocation Managed Risk Fund and the Board of Trustees of Lincoln Variable Insurance Products Trust
Opinion on the Financial Statements
We have audited the accompanying statements of net assets of LVIP American Global Balanced Allocation Managed Risk Fund and LVIP American Global Growth Allocation Managed Risk Fund (collectively referred to as the “Funds”) (two of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (two of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP American Global Allocation Managed Risk Funds–18

LVIP American Preservation Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP American Preservation Fund

LVIP American Preservation Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–2.99%
INVESTMENT COMPANY–2.99%
Fixed Income Fund–2.99%
✧American Funds®– Corporate Bond	1,851,146	$17,696,959
Total Affiliated Investment (Cost $17,249,158)		17,696,959

UNAFFILIATED INVESTMENTS–97.03%
INVESTMENT COMPANIES–97.03%
Fixed Income Funds–94.03%
✧American Funds®-
Bond Fund of America	5,160,286	59,085,278
Intermediate Bond Fund of America	6,978,887	88,911,018
Mortgage Fund	6,626,240	59,304,848
Short Term Bond Fund of America	32,649,177	314,411,575
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
✧American Funds®- (continued)
U.S. Government Securities Fund	2,922,832	$35,483,177
		557,195,896
Money Market Fund–3.00%
✧American Funds®– U.S. Government Money Market Fund - (seven-day effective yield 3.50%)	17,764,966	17,764,966
		17,764,966
Total Unaffiliated Investments (Cost $581,314,144)		574,960,862

TOTAL INVESTMENTS–100.02% (Cost $598,563,302)	592,657,821
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(123,183)
NET ASSETS APPLICABLE TO 64,189,345 SHARES OUTSTANDING–100.00%	$592,534,638
NET ASSET VALUE PER SHARE–LVIP AMERICAN PRESERVATION FUND STANDARD CLASS ($212,371 / 23,014 Shares)	$9.228
NET ASSET VALUE PER SHARE–LVIP AMERICAN PRESERVATION FUND SERVICE CLASS ($592,322,267 / 64,166,331 Shares)	$9.231
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$646,275,109
Distributable earnings/(accumulated loss)	(53,740,471)
TOTAL NET ASSETS	$592,534,638

✧Class R-6 shares.

★Includes $2,108,173 payable for securities purchased, $962,165 payable for fund shares redeemed, $6,395 other accrued expenses payable,
$282,354 due to manager and affiliates, $14,047 payable for audit fee and $10,264 payable for fund accounting fee as of December 31, 2025.

See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund-1

LVIP American Preservation Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends from unaffiliated investments	$25,117,144
Dividends from affiliated investments	827,032
25,944,176
EXPENSES:
Distribution fees-Service Class	2,083,531
Management fees	1,488,790
Shareholder servicing fees	172,700
Accounting and administration expenses	88,719
Professional fees	44,480
Trustees’ fees and expenses	17,211
Reports and statements to shareholders	14,772
Custodian fees	5,245
Consulting fees	4,839
Pricing fees	2,054
Other	12,407
3,934,748
Less:
Management fees waived	(416,861)
Total operating expenses	3,517,887
NET INVESTMENT INCOME	22,426,289
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	4,361
Sale of unaffiliated investments	(7,366,984)
Net realized loss	(7,362,623)
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	386,699
Unaffiliated investments	17,978,354
Net change in unrealized appreciation (depreciation)	18,365,053
NET REALIZED AND UNREALIZED GAIN	11,002,430
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,428,719
See accompanying notes, which are an integral part of the financial statements.

LVIP American Preservation Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$22,426,289	$24,297,625
Net realized loss	(7,362,623)	(21,328,796)
Net change in unrealized appreciation (depreciation)	18,365,053	14,913,582
Net increase in net assets resulting from operations	33,428,719	17,882,411
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(8,118)	(12,132)
Service Class	(20,638,067)	(24,050,054)
	(20,646,185)	(24,062,186)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	16,364	36,206
Service Class	122,334,759	104,742,585
Reinvestment of dividends and distributions:
Standard Class	8,118	12,132
Service Class	20,638,067	24,050,054
	142,997,308	128,840,977
Cost of shares redeemed:
Standard Class	(96,835)	(67,630)
Service Class	(166,626,041)	(158,663,905)
	(166,722,876)	(158,731,535)
Decrease in net assets derived from capital share transactions	(23,725,568)	(29,890,558)
NET DECREASE IN NET ASSETS	(10,943,034)	(36,070,333)
NET ASSETS:
Beginning of year	603,477,672	639,548,005
End of year	$592,534,638	$603,477,672
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund-2

LVIP American Preservation Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Preservation Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.037	$9.150	$9.107	$10.001	$10.316
Income (loss) from investment operations:
Net investment income[1]	0.383	0.393	0.315	0.198	0.091
Net realized and unrealized gain (loss)	0.174	(0.097)	0.059	(0.863)	(0.144)
Total from investment operations	0.557	0.296	0.374	(0.665)	(0.053)
Less dividends and distributions from:
Net investment income	(0.366)	(0.409)	(0.329)	(0.204)	(0.262)
Net realized gain	—	—	—	(0.023)	—
Return of capital	—	—	(0.002)	(0.002)	—
Total dividends and distributions	(0.366)	(0.409)	(0.331)	(0.229)	(0.262)
Net asset value, end of period	$9.228	$9.037	$9.150	$9.107	$10.001
Total return[2]	6.17%	3.25%	4.10%	(6.65% )	(0.52% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$212	$279	$301	$305	$352
Ratio of expenses to average net assets[3]	0.24%	0.24%	0.24%	0.24%	0.20%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.31%	0.31%	0.31%	0.31%	0.30%
Ratio of net investment income to average net assets	4.12%	4.24%	3.42%	2.08%	0.89%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.05%	4.17%	3.35%	2.01%	0.79%
Portfolio turnover	13%	32%	10%	45%	15%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund-3

LVIP American Preservation Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP American Preservation Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.040	$9.152	$9.108	$10.000	$10.314
Income (loss) from investment operations:
Net investment income[1]	0.351	0.360	0.282	0.164	0.055
Net realized and unrealized gain (loss)	0.172	(0.097)	0.059	(0.862)	(0.143)
Total from investment operations	0.523	0.263	0.341	(0.698)	(0.088)
Less dividends and distributions from:
Net investment income	(0.332)	(0.375)	(0.295)	(0.169)	(0.226)
Net realized gain	—	—	—	(0.023)	—
Return of capital	—	—	(0.002)	(0.002)	—
Total dividends and distributions	(0.332)	(0.375)	(0.297)	(0.194)	(0.226)
Net asset value, end of period	$9.231	$9.040	$9.152	$9.108	$10.000
Total return[2]	5.80%	2.88%	3.74%	(6.97% )	(0.86% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$592,323	$603,199	$639,247	$678,238	$779,341
Ratio of expenses to average net assets[3]	0.59%	0.59%	0.59%	0.59%	0.55%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.66%	0.66%	0.66%	0.66%	0.65%
Ratio of net investment income to average net assets	3.77%	3.89%	3.07%	1.73%	0.54%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.70%	3.82%	3.00%	1.66%	0.44%
Portfolio turnover	13%	32%	10%	45%	15%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP American Preservation Fund-4

LVIP American Preservation Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP American Preservation Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in other open-end investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") and series of the American Funds® family of funds (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek current income, consistent with the preservation of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –  The Fund values Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
LVIP American Preservation Fund-5

LVIP American Preservation Fund
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund’s investment portfolio, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.07% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$49,354
Legal	8,181
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,225 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$90,921
Distribution fees payable to LFD	176,727
Printing and mailing fees payable to Lincoln Life	58
Shareholder servicing fees payable to Lincoln Life	14,648
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the year ended December 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Number of Shares 12/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-2.99%@
Fixed Income Fund-2.99%@
✧American Funds® - Corporate Bond	$18,000,789	$2,589,830	$3,284,720	$4,361	$386,699	$17,696,959	1,851,146	$827,032	$—

@ As a percentage of Net Assets as of December 31, 2025.
✧ Class R-6 shares.
LVIP American Preservation Fund-6

LVIP American Preservation Fund
Notes to Financial Statements (continued)
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$77,092,205
Sales	98,729,573
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$621,989,383
Aggregate unrealized appreciation of investments	$5,836,598
Aggregate unrealized depreciation of investments	(35,168,159)
Net unrealized depreciation of investments	$(29,331,561)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$17,696,959	$—	$—	$17,696,959
Unaffiliated Investment Companies	574,960,862	—	—	574,960,862
Total Investments	$592,657,821	$—	$—	$592,657,821
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$20,646,185	$24,062,186
LVIP American Preservation Fund-7

LVIP American Preservation Fund
Notes to Financial Statements (continued)
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$2,015,543
Capital loss carryforward	(26,424,453)
Net unrealized depreciation	(29,331,561)
Distributable earnings/(accumulated loss)	$(53,740,471)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
As of December 31, 2025, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$765,268	$25,659,185	$26,424,453
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	1,732	3,866
Service Class	13,119,699	11,323,352
Shares reinvested:
Standard Class	881	1,346
Service Class	2,238,939	2,667,486
	15,361,251	13,996,050
Shares redeemed:
Standard Class	(10,516)	(7,154)
Service Class	(17,917,490)	(17,114,014)
	(17,928,006)	(17,121,168)
Net decrease	(2,566,755)	(3,125,118)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP American Preservation Fund-8

LVIP American Preservation Fund
Notes to Financial Statements (continued)
10. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. The Fund invests primarily in other regulated investment companies and management of the Fund has evaluated the impact of the adoption of ASU 2023-09. For the current reporting period, the Fund did not incur material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in these financial statements.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP American Preservation Fund-9

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP American Preservation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP American Preservation Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP American Preservation Fund–10

LVIP Baron Growth Opportunities Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP Baron Growth Opportunities Fund

LVIP Baron Growth Opportunities Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.62%
Aerospace & Defense–2.79%
†Karman Holdings, Inc.	155,878	$11,405,593
†Loar Holdings, Inc.	125,921	8,562,628
		19,968,221
Capital Markets–19.27%
Carlyle Group, Inc.	157,000	9,280,270
Cohen & Steers, Inc.	116,000	7,282,480
FactSet Research Systems, Inc.	48,400	14,045,196
Houlihan Lokey, Inc.	110,237	19,202,183
Moelis & Co. Class A	93,400	6,420,316
Morningstar, Inc.	83,580	18,162,770
MSCI, Inc.	110,881	63,615,756
		138,008,971
Diversified Consumer Services–1.37%
†Bright Horizons Family Solutions, Inc.	96,786	9,814,100
		9,814,100
Electronic Equipment, Instruments & Components–2.14%
Badger Meter, Inc.	41,131	7,173,658
†Novanta, Inc.	68,748	8,180,324
		15,353,982
Health Care Equipment & Supplies–6.16%
†IDEXX Laboratories, Inc.	65,226	44,127,346
		44,127,346
Health Care Providers & Services–0.20%
†Billiontoone, Inc. Class A	17,728	1,450,860
		1,450,860
Health Care Technology–0.70%
†HeartFlow, Inc.	172,329	5,023,390
		5,023,390
Hotels, Restaurants & Leisure–8.95%
Choice Hotels International, Inc.	226,213	21,549,050
Red Rock Resorts, Inc. Class A	286,000	17,717,700
Vail Resorts, Inc.	187,000	24,833,600
		64,100,350
Insurance–18.73%
†Arch Capital Group Ltd.	579,278	55,564,346
Kinsale Capital Group, Inc.	108,637	42,490,104
Primerica, Inc.	139,790	36,116,144
		134,170,594
IT Services–5.45%
†Gartner, Inc.	154,670	39,020,148
		39,020,148
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–6.43%
Bio-Techne Corp.	249,190	$14,654,864
†Mettler-Toledo International, Inc.	10,400	14,499,576
West Pharmaceutical Services, Inc.	61,500	16,921,110
		46,075,550
Machinery–1.10%
Enpro, Inc.	36,873	7,895,615
		7,895,615
Professional Services–1.94%
Exponent, Inc.	92,710	6,439,637
SS&C Technologies Holdings, Inc.	85,000	7,430,700
		13,870,337
Real Estate Management & Development–5.91%
†CoStar Group, Inc.	629,000	42,293,960
		42,293,960
Software–12.76%
†Agilysys, Inc.	58,484	6,950,239
†Clearwater Analytics Holdings, Inc. Class A	505,587	12,194,758
†Guidewire Software, Inc.	121,000	24,322,210
†Intapp, Inc.	260,641	11,942,571
†JFrog Ltd.	119,764	7,480,459
†nCino, Inc.	240,864	6,175,753
†Procore Technologies, Inc.	111,714	8,126,076
†ServiceTitan, Inc. Class A	84,177	8,964,851
†Via Transportation, Inc. Class A	181,527	5,266,098
		91,423,015
Textiles, Apparel & Luxury Goods–3.66%
†Figs, Inc. Class A	2,304,669	26,181,040
		26,181,040
Trading Companies & Distributors–2.06%
†SiteOne Landscape Supply, Inc.	69,654	8,676,102
†Transcat, Inc.	107,065	6,073,798
		14,749,900
Total Common Stock (Cost $206,526,914)		713,527,379

LVIP Baron Growth Opportunities Fund-1

LVIP Baron Growth Opportunities Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.63%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.74%)	4,529,253	$4,529,253
Total Money Market Fund (Cost $4,529,253)		4,529,253

TOTAL INVESTMENTS–100.25% (Cost $211,056,167)	$718,056,632
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.25%)	(1,756,118)
NET ASSETS APPLICABLE TO 11,953,960 SHARES OUTSTANDING–100.00%	$716,300,514
NET ASSET VALUE PER SHARE–LVIP BARON GROWTH OPPORTUNITIES FUND STANDARD CLASS ($76,113,083 / 1,204,806 Shares)	$63.175
NET ASSET VALUE PER SHARE–LVIP BARON GROWTH OPPORTUNITIES FUND SERVICE CLASS ($640,187,431 / 10,749,154 Shares)	$59.557
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$137,362,939
Distributable earnings/(accumulated loss)	578,937,575
TOTAL NET ASSETS	$716,300,514

†Non-income producing.

★Includes $1,159,856 payable for securities purchased, $942,387 payable for fund shares redeemed, $9,032 other accrued expenses payable,
$695,182 due to manager and affiliates, $17,071 payable for audit fee and $22,014 payable for fund accounting fee as of December 31, 2025.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund-2

LVIP Baron Growth Opportunities Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$7,045,466
EXPENSES:
Management fees	7,774,049
Distribution fees-Service Class	1,755,282
Shareholder servicing fees	225,447
Accounting and administration expenses	144,178
Professional fees	54,203
Reports and statements to shareholders	31,437
Trustees’ fees and expenses	22,961
Consulting fees	8,353
Custodian fees	6,294
Pricing fees	3,189
Other	21,930
10,047,323
Less:
Management fees waived	(1,280,508)
Total operating expenses	8,766,815
NET INVESTMENT LOSS	(1,721,349)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	72,557,371
Net change in unrealized appreciation (depreciation) of investments	(153,604,610)
NET REALIZED AND UNREALIZED LOSS	(81,047,239)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(82,768,588)
See accompanying notes, which are an integral part of the financial statements.

LVIP Baron Growth Opportunities Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(1,721,349)	$1,534,031
Net realized gain	72,557,371	92,556,018
Net change in unrealized appreciation (depreciation)	(153,604,610)	(45,700,905)
Net increase (decrease) in net assets resulting from operations	(82,768,588)	48,389,144
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(8,795,554)	(690,581)
Service Class	(83,343,782)	(5,257,516)
	(92,139,336)	(5,948,097)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	22,177,577	12,451,069
Service Class	121,429,886	117,856,174
Reinvestment of dividends and distributions:
Standard Class	8,795,554	690,581
Service Class	83,343,782	5,257,516
	235,746,799	136,255,340
Cost of shares redeemed:
Standard Class	(14,603,529)	(12,840,485)
Service Class	(158,913,584)	(215,830,770)
	(173,517,113)	(228,671,255)
Increase (decrease) in net assets derived from capital share transactions	62,229,686	(92,415,915)
NET DECREASE IN NET ASSETS	(112,678,238)	(49,974,868)
NET ASSETS:
Beginning of year	828,978,752	878,953,620
End of year	$716,300,514	$828,978,752
See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund-3

LVIP Baron Growth Opportunities Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Baron Growth Opportunities Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$79.237	$75.619	$64.976	$95.264	$81.827
Income (loss) from investment operations:
Net investment income (loss)[1]	0.003	0.314	0.056	0.033	(0.255)
Net realized and unrealized gain (loss)	(7.624)	4.018	11.661	(24.952)	15.744
Total from investment operations	(7.621)	4.332	11.717	(24.919)	15.489
Less dividends and distributions from:
Net investment income	—	(0.371)	—	—	—
Net realized gain	(8.441)	(0.343)	(1.074)	(5.369)	(2.052)
Total dividends and distributions	(8.441)	(0.714)	(1.074)	(5.369)	(2.052)
Net asset value, end of period	$63.175	$79.237	$75.619	$64.976	$95.264
Total return[2]	(9.85% )	5.71%	18.10%	(25.64% )	19.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$76,113	$76,537	$72,667	$59,697	$78,495
Ratio of expenses to average net assets	0.90%	0.89%	0.90%	0.92%	0.89%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.07%	1.07%	1.07%	1.07%	1.06%
Ratio of net investment income (loss) to average net assets	0.01%	0.41%	0.07%	0.04%	(0.28% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.16% )	0.23%	(0.10% )	(0.11% )	(0.45% )
Portfolio turnover	15%	5%	1%	3%	2%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund-4

LVIP Baron Growth Opportunities Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Baron Growth Opportunities Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$75.406	$71.993	$62.061	$91.567	$78.916
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.168)	0.114	(0.116)	(0.141)	(0.460)
Net realized and unrealized gain (loss)	(7.240)	3.814	11.122	(23.996)	15.163
Total from investment operations	(7.408)	3.928	11.006	(24.137)	14.703
Less dividends and distributions from:
Net investment income	—	(0.172)	—	—	—
Net realized gain	(8.441)	(0.343)	(1.074)	(5.369)	(2.052)
Total dividends and distributions	(8.441)	(0.515)	(1.074)	(5.369)	(2.052)
Net asset value, end of period	$59.557	$75.406	$71.993	$62.061	$91.567
Total return[2]	(10.08% )	5.44%	17.81%	(25.83% )	18.72%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$640,188	$752,442	$806,286	$709,587	$969,345
Ratio of expenses to average net assets	1.15%	1.14%	1.15%	1.17%	1.14%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.32%	1.32%	1.32%	1.32%	1.31%
Ratio of net investment income (loss) to average net assets	(0.24% )	0.16%	(0.18% )	(0.21% )	(0.53% )
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.41% )	(0.02% )	(0.35% )	(0.36% )	(0.70% )
Portfolio turnover	15%	5%	1%	3%	2%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Baron Growth Opportunities Fund-5

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Baron Growth Opportunities Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation through long-term investments in securities of small-sized companies with undervalued assets or favorable growth prospects.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Baron Growth Opportunities Fund-6

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended December 31, 2025.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 1.00% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.11% on the first $250 million of the Fund’s average daily net assets; 0.16% on the next $250 million; 0.21% on the next $200 million; 0.22% on the next $50 million; and 0.27% in excess of $750 million of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
BAMCO, Inc. (the “Sub-Adviser”) a subsidiary of Baron Capital Group, Inc., provides day-to-day portfolio management services to the Fund. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$65,065
Legal	10,728
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $17,882 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$533,928
Distribution fees payable to LFD	142,765
Printing and mailing fees payable to Lincoln Life	38
Shareholder servicing fees payable to Lincoln Life	18,451
LVIP Baron Growth Opportunities Fund-7

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the year ended December 31, 2025, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$114,316,227
Sales	146,333,861
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$211,414,910
Aggregate unrealized appreciation of investments	$506,641,720
Aggregate unrealized depreciation of investments	—
Net unrealized appreciation of investments	$506,641,720
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$713,527,379	$—	$—	$713,527,379
Money Market Fund	4,529,253	—	—	4,529,253
Total Investments	$718,056,632	$—	$—	$718,056,632
There were no Level 3 investments at the beginning or end of the year.
LVIP Baron Growth Opportunities Fund-8

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to former partnerships.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$—	$1,795,549
Long-term capital gains	92,139,336	4,152,548
Total	$92,139,336	$5,948,097
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$72,295,855
Net unrealized appreciation	506,641,720
Distributable earnings/(accumulated loss)	$578,937,575
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, the Fund recorded the following permanent reclassifications primarily related to net operating loss:
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$1,384,859	$(1,384,859)
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	308,849	162,010
Service Class	1,804,481	1,603,087
Shares reinvested:
Standard Class	136,162	8,504
Service Class	1,367,682	68,479
	3,617,174	1,842,080
Shares redeemed:
Standard Class	(206,127)	(165,559)
Service Class	(2,401,503)	(2,892,574)
	(2,607,630)	(3,058,133)
Net increase (decrease)	1,009,544	(1,216,053)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
LVIP Baron Growth Opportunities Fund-9

LVIP Baron Growth Opportunities Fund
Notes to Financial Statements (continued)
8. Risk Factors
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2025. The Fund's REIT holdings may also be affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Baron Growth Opportunities Fund-10

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Baron Growth Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Baron Growth Opportunities Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP Baron Growth Opportunities Fund–11

LVIP BlackRock Dividend Value Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP BlackRock Dividend Value Managed Volatility Fund

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
COMMON STOCK–93.40%
Aerospace & Defense–3.19%
Airbus SE	27,547	$6,397,068
†Boeing Co.	38,437	8,345,442
L3Harris Technologies, Inc.	35,058	10,291,977
Lockheed Martin Corp.	74,315	35,943,936
RTX Corp.	20,962	3,844,431
		64,822,854
Air Freight & Logistics–1.17%
FedEx Corp.	29,705	8,580,586
United Parcel Service, Inc. Class B	152,385	15,115,068
		23,695,654
Automobile Components–0.08%
Autoliv, Inc.	14,562	1,728,509
		1,728,509
Automobiles–0.92%
Ford Motor Co.	806,467	10,580,847
General Motors Co.	98,809	8,035,148
		18,615,995
Banks–10.03%
1st Source Corp.	3,963	247,648
Bank of America Corp.	318,225	17,502,375
Bank OZK	21,698	998,542
Banner Corp.	7,086	444,009
Cathay General Bancorp	14,212	687,719
Central Pacific Financial Corp.	5,106	159,103
Citigroup, Inc.	401,026	46,795,724
Citizens Financial Group, Inc.	127,680	7,457,789
City Holding Co.	2,970	354,024
Columbia Banking System, Inc.	62,856	1,756,825
Comerica, Inc.	26,538	2,306,948
CVB Financial Corp.	26,789	498,275
East West Bancorp, Inc.	28,805	3,237,394
Fifth Third Bancorp	138,116	6,465,210
First Citizens BancShares, Inc. Class A	17,870	38,352,237
First Commonwealth Financial Corp.	20,692	348,867
First Financial Corp.	3,005	181,562
German American Bancorp, Inc.	8,296	325,037
International Bancshares Corp.	11,325	752,433
JPMorgan Chase & Co.	54,071	17,422,758
Lakeland Financial Corp.	5,492	313,373
Northwest Bancshares, Inc.	30,557	366,684
OFG Bancorp	9,121	373,778
Regions Financial Corp.	183,228	4,965,479
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
S&T Bancorp, Inc.	7,857	$309,173
Wells Fargo & Co.	548,998	51,166,614
		203,789,580
Beverages–2.80%
Coca-Cola Co.	283,155	19,795,366
Keurig Dr. Pepper, Inc.	390,846	10,947,597
PepsiCo, Inc.	182,591	26,205,460
		56,948,423
Biotechnology–1.92%
AbbVie, Inc.	87,139	19,910,390
Amgen, Inc.	58,076	19,008,856
		38,919,246
Broadline Retail–1.81%
†Amazon.com, Inc.	159,393	36,791,092
		36,791,092
Building Products–0.47%
Fortune Brands Innovations, Inc.	192,441	9,625,899
		9,625,899
Capital Markets–3.39%
Artisan Partners Asset Management, Inc. Class A	15,021	611,956
Carlyle Group, Inc.	148,102	8,754,309
Charles Schwab Corp.	155,087	15,494,742
Cohen & Steers, Inc.	6,443	404,492
Federated Hermes, Inc.	16,457	856,916
Intercontinental Exchange, Inc.	222,802	36,085,012
Janus Henderson Group PLC	27,190	1,293,428
Moelis & Co. Class A	7,310	502,489
T. Rowe Price Group, Inc.	45,254	4,633,105
Virtus Investment Partners, Inc.	1,513	246,846
		68,883,295
Chemicals–2.58%
Air Products & Chemicals, Inc.	63,089	15,584,245
CF Industries Holdings, Inc.	32,123	2,484,393
FMC Corp.	25,633	355,530
Huntsman Corp.	34,218	342,180
International Flavors & Fragrances, Inc.	143,529	9,672,419
LyondellBasell Industries NV Class A	178,594	7,733,120
PPG Industries, Inc.	152,676	15,643,183
†Solstice Advanced Materials, Inc.	10,866	527,870
		52,342,940
LVIP BlackRock Dividend Value Managed Volatility Fund-1

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies–1.03%
Ennis, Inc.	6,160	$110,941
Rentokil Initial PLC	3,499,252	20,878,257
		20,989,198
Communications Equipment–1.93%
Cisco Systems, Inc.	508,673	39,183,081
		39,183,081
Consumer Staples Distribution & Retail–2.09%
Dollar General Corp.	251,590	33,403,604
Target Corp.	93,740	9,163,085
		42,566,689
Containers & Packaging–1.96%
Amcor PLC	477,012	3,978,280
Crown Holdings, Inc.	148,404	15,281,160
Packaging Corp. of America	18,509	3,817,111
Sealed Air Corp.	404,040	16,739,377
		39,815,928
Diversified Telecommunication Services–1.41%
Verizon Communications, Inc.	704,748	28,704,386
		28,704,386
Electric Utilities–1.95%
Edison International	106,700	6,404,134
Evergy, Inc.	118,550	8,593,690
Exelon Corp.	425,643	18,553,778
PG&E Corp.	374,902	6,024,675
		39,576,277
Electronic Equipment, Instruments & Components–0.84%
CDW Corp.	110,045	14,988,129
Ralliant Corp.	40,534	2,063,586
		17,051,715
Energy Equipment & Services–0.82%
Halliburton Co.	173,934	4,915,375
SLB Ltd.	307,826	11,814,362
		16,729,737
Entertainment–1.24%
Electronic Arts, Inc.	74,694	15,262,225
Walt Disney Co.	88,272	10,042,705
		25,304,930
Financial Services–1.49%
Fidelity National Information Services, Inc.	434,276	28,861,983
Radian Group, Inc.	28,240	1,016,358
Western Union Co.	49,124	457,344
		30,335,685
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products–1.98%
Archer-Daniels-Midland Co.	98,967	$5,689,613
Campbell's Co.	226,715	6,318,547
Flowers Foods, Inc.	43,848	477,066
General Mills, Inc.	109,740	5,102,910
Hershey Co.	30,592	5,567,132
Kraft Heinz Co.	587,942	14,257,594
Lamb Weston Holdings, Inc.	69,789	2,923,461
		40,336,323
Ground Transportation–0.50%
CSX Corp.	144,782	5,248,348
Union Pacific Corp.	21,125	4,886,635
		10,134,983
Health Care Equipment & Supplies–4.63%
Baxter International, Inc.	1,582,915	30,249,506
Becton Dickinson & Co.	180,832	35,094,066
Medtronic PLC	299,052	28,726,935
		94,070,507
Health Care Providers & Services–3.95%
Cardinal Health, Inc.	146,135	30,030,743
CVS Health Corp.	381,668	30,289,172
Elevance Health, Inc.	56,667	19,864,617
		80,184,532
Health Care REITs–0.36%
Healthcare Realty Trust, Inc.	428,544	7,263,821
		7,263,821
Hotels, Restaurants & Leisure–0.28%
Darden Restaurants, Inc.	24,151	4,444,267
Vail Resorts, Inc.	7,415	984,712
Wendy's Co.	32,737	272,699
		5,701,678
Household Durables–0.05%
Ethan Allen Interiors, Inc.	4,973	113,583
Whirlpool Corp.	11,498	829,466
		943,049
Household Products–0.34%
Kimberly-Clark Corp.	68,365	6,897,345
		6,897,345
Independent Power and Renewable Electricity Producers–0.01%
Clearway Energy, Inc. Class A	7,201	226,255
		226,255
Industrial Conglomerates–0.48%
Honeywell International, Inc.	50,145	9,782,788
		9,782,788
LVIP BlackRock Dividend Value Managed Volatility Fund-2

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial REITs–0.92%
Rexford Industrial Realty, Inc.	322,761	$12,497,306
STAG Industrial, Inc.	169,828	6,242,877
		18,740,183
Insurance–2.49%
American Financial Group, Inc.	14,355	1,962,041
American International Group, Inc.	128,689	11,009,344
AMERISAFE, Inc.	4,150	159,401
Arthur J Gallagher & Co.	30,407	7,869,028
Cincinnati Financial Corp.	32,294	5,274,256
CNA Financial Corp.	3,531	168,570
F&G Annuities & Life, Inc.	17,934	553,264
Fidelity National Financial, Inc.	297,327	16,231,081
Unum Group	31,655	2,453,262
Willis Towers Watson PLC	14,791	4,860,323
		50,540,570
Interactive Media & Services–2.22%
Alphabet, Inc. Class C	92,267	28,953,384
Meta Platforms, Inc. Class A	24,430	16,125,999
		45,079,383
Leisure Products–0.79%
Hasbro, Inc.	195,205	16,006,810
		16,006,810
Machinery–0.95%
CNH Industrial NV	797,607	7,353,936
Fortive Corp.	149,752	8,267,808
Snap-on, Inc.	10,763	3,708,930
		19,330,674
Media–1.27%
Comcast Corp. Class A	499,211	14,921,417
Nexstar Media Group, Inc.	5,966	1,211,396
WPP PLC	2,164,946	9,725,444
		25,858,257
Metals & Mining–1.26%
Barrick Mining Corp.	207,494	9,036,364
Teck Resources Ltd. Class B	347,970	16,664,283
		25,700,647
Multi-Utilities–0.96%
Dominion Energy, Inc.	334,308	19,587,106
		19,587,106
Oil, Gas & Consumable Fuels–7.55%
APA Corp.	73,237	1,791,377
BP PLC	5,062,377	29,523,596
Chevron Corp.	132,422	20,182,437
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	218,611	$20,464,176
Coterra Energy, Inc.	156,986	4,131,872
Enterprise Products Partners LP	538,536	17,265,464
EOG Resources, Inc.	111,704	11,730,037
HF Sinclair Corp.	32,201	1,483,822
Murphy Oil Corp.	28,065	877,031
ONEOK, Inc.	129,955	9,551,692
Ovintiv, Inc.	51,657	2,024,438
Shell PLC	658,283	24,259,214
Valero Energy Corp.	62,825	10,227,282
		153,512,438
Personal Care Products–0.02%
Interparfums, Inc.	3,889	329,904
		329,904
Pharmaceuticals–3.68%
AstraZeneca PLC	30,896	5,717,592
Bristol-Myers Squibb Co.	393,920	21,248,045
Merck & Co., Inc.	281,872	29,669,846
Pfizer, Inc.	138,352	3,444,965
Sanofi SA	151,151	14,624,639
		74,705,087
Professional Services–2.71%
Insperity, Inc.	7,530	291,562
Kforce, Inc.	3,647	112,765
Leidos Holdings, Inc.	44,515	8,030,506
Paychex, Inc.	67,473	7,569,121
Robert Half, Inc.	21,562	585,624
SS&C Technologies Holdings, Inc.	439,868	38,453,260
		55,042,838
Residential REITs–0.48%
AvalonBay Communities, Inc.	53,280	9,660,197
		9,660,197
Semiconductors & Semiconductor Equipment–1.95%
†Intel Corp.	95,223	3,513,729
Skyworks Solutions, Inc.	30,971	1,963,871
STMicroelectronics NV	161,227	4,182,228
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	35,539	10,799,947
Texas Instruments, Inc.	109,949	19,075,052
		39,534,827
Software–1.25%
Microsoft Corp.	52,340	25,312,671
		25,312,671
LVIP BlackRock Dividend Value Managed Volatility Fund-3

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs–0.56%
Crown Castle, Inc.	129,157	$11,478,183
		11,478,183
Specialty Retail–1.13%
Best Buy Co., Inc.	40,341	2,700,023
Buckle, Inc.	6,466	345,414
Home Depot, Inc.	56,059	19,289,902
Signet Jewelers Ltd.	8,473	702,242
		23,037,581
Technology Hardware, Storage & Peripherals–3.86%
Hewlett Packard Enterprise Co.	738,688	17,743,286
HP, Inc.	610,138	13,593,874
Samsung Electronics Co. Ltd. GDR	15,735	32,328,543
Western Digital Corp.	85,652	14,755,270
		78,420,973
Textiles, Apparel & Luxury Goods–0.02%
Carter's, Inc.	7,593	246,241
Oxford Industries, Inc.	3,170	108,414
		354,655
Tobacco–1.67%
Altria Group, Inc.	343,671	19,816,070
British American Tobacco PLC ADR	250,034	14,156,925
		33,972,995
Trading Companies & Distributors–1.77%
Fastenal Co.	237,024	9,511,773
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
MSC Industrial Direct Co., Inc. Class A	9,643	$810,976
Watsco, Inc.	7,252	2,443,562
WESCO International, Inc.	94,567	23,134,871
		35,901,182
Wireless Telecommunication Services–0.19%
Rogers Communications, Inc. Class B	101,070	3,813,371
		3,813,371
Total Common Stock (Cost $1,528,820,539)		1,897,882,926
PREFERRED STOCK–0.70%
Henkel AG & Co. KGaA 2.92%	175,060	14,282,235
Total Preferred Stock (Cost $14,193,571)		14,282,235

Money Market Fund–5.57%
State Street Institutional U.S. Government Money Market Fund –Premier Class (seven-day effective yield 3.74%)	113,067,892	113,067,892
Total Money Market Fund (Cost $113,067,892)		113,067,892

TOTAL INVESTMENTS–99.67% (Cost $1,656,082,002)	2,025,233,053
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.33%	6,747,504
NET ASSETS APPLICABLE TO 92,421,050 SHARES OUTSTANDING–100.00%	$2,031,980,557
NET ASSET VALUE PER SHARE–LVIP BLACKROCK DIVIDEND VALUE MANAGED VOLATILITY FUND STANDARD CLASS ($302,971,347 / 13,721,675 Shares)	$22.080
NET ASSET VALUE PER SHARE–LVIP BLACKROCK DIVIDEND VALUE MANAGED VOLATILITY FUND SERVICE CLASS ($1,729,009,210 / 78,699,375 Shares)	$21.970
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$1,560,491,729
Distributable earnings/(accumulated loss)	471,488,828
TOTAL NET ASSETS	$2,031,980,557

†Non-income producing.
LVIP BlackRock Dividend Value Managed Volatility Fund-4

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Net Assets (continued)

★Includes $4,376,579 cash collateral held at broker for futures contracts, $41,937 expense reimbursement receivable from Lincoln Financial
Investments Corporation, $1,721,119 payable for fund shares redeemed, $58,512 other accrued expenses payable, $1,403,134 due to manager and affiliates, $480,338 variation margin due to broker on futures contracts, $13,686 payable for audit fee and $52,369 payable for fund accounting fee as of December 31, 2025.

The following futures contracts were outstanding at December 31, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
25	CME British Pound Currency Futures	$2,102,813	$2,080,847	3/16/26	$21,966	$—
24	CME Euro Foreign Exchange Currency Futures	3,534,000	3,506,120	3/16/26	27,880	—
31	CME Japanese Yen Currency Futures	2,487,169	2,512,244	3/16/26	—	(25,075)
					49,846	(25,075)
Equity Contracts:
3	CME E-mini Consumer Staples Select Sector Futures	236,880	237,971	3/20/26	—	(1,091)
13	CME E-mini Russell 1000 Value Index Futures	1,352,975	1,364,378	3/20/26	—	(11,403)
27	CME E-mini Russell 2000 Index Futures	3,372,300	3,525,456	3/20/26	—	(153,156)
57	CME E-mini S&P 500 Index Futures	19,643,625	19,639,946	3/20/26	3,679	—
73	CME E-mini S&P MidCap 400 Index Futures	24,273,960	24,642,630	3/20/26	—	(368,670)
53	Eurex EURO STOXX 50 Futures	3,638,102	3,586,559	3/20/26	51,543	—
16	FTSE 100 Index Futures	2,143,996	2,091,936	3/20/26	52,060	—
8	OSE Nikkei 225 Index Futures	2,574,055	2,579,965	3/12/26	—	(5,910)
					107,282	(540,230)
Total Futures Contracts					$157,128	$(565,305)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 9 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
GDR–Global Depository Receipt
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund-5

LVIP BlackRock Dividend Value Managed Volatility Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$52,421,380
Foreign taxes withheld	(387,994)
52,033,386
EXPENSES:
Management fees	13,022,007
Distribution fees-Service Class	3,825,226
Shareholder servicing fees	529,126
Accounting and administration expenses	317,543
Index fees	147,113
Professional fees	86,495
Custodian fees	66,071
Reports and statements to shareholders	58,170
Trustees’ fees and expenses	51,860
Consulting fees	26,775
Pricing fees	14,969
Other	44,561
18,189,916
Less:
Management fees waived	(2,656,816)
Expenses reimbursed	(45,199)
Total operating expenses	15,487,901
NET INVESTMENT INCOME	36,545,485
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	206,033,328
Foreign currencies	59,563
Futures contracts	(70,469,442)
Net realized gain	135,623,449
Net change in unrealized appreciation (depreciation) of:
Investments	53,520,623
Foreign currencies	87,497
Futures contracts	3,069,699
Net change in unrealized appreciation (depreciation)	56,677,819
NET REALIZED AND UNREALIZED GAIN	192,301,268
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$228,846,753
See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Dividend Value Managed Volatility Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$36,545,485	$39,963,710
Net realized gain	135,623,449	104,707,765
Net change in unrealized appreciation (depreciation)	56,677,819	48,543,942
Net increase in net assets resulting from operations	228,846,753	193,215,417
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(15,735,934)	(24,488,036)
Service Class	(88,217,714)	(115,891,260)
	(103,953,648)	(140,379,296)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	39,260,305	29,025,925
Service Class	21,287,592	37,932,263
Net assets from merger:
Service Class	380,709,508	—
Reinvestment of dividends and distributions:
Standard Class	15,735,934	24,488,036
Service Class	88,217,714	115,891,260
	545,211,053	207,337,484
Cost of shares redeemed:
Standard Class	(63,836,076)	(58,298,362)
Service Class	(290,622,907)	(258,437,660)
	(354,458,983)	(316,736,022)
Increase (decrease) in net assets derived from capital share transactions	190,752,070	(109,398,538)
NET INCREASE (DECREASE) IN NET ASSETS	315,645,175	(56,562,417)
NET ASSETS:
Beginning of year	1,716,335,382	1,772,897,799
End of year	$2,031,980,557	$1,716,335,382
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund-6

LVIP BlackRock Dividend Value Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Dividend Value Managed Volatility Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$20.821	$20.303	$20.596	$24.007	$20.691
Income (loss) from investment operations:
Net investment income[1]	0.474	0.531	0.521	0.461	0.407
Net realized and unrealized gain (loss)	1.958	1.807	1.317	(1.130)	4.367
Total from investment operations	2.432	2.338	1.838	(0.669)	4.774
Less dividends and distributions from:
Net investment income	(0.478)	(0.609)	(0.538)	(0.501)	(0.510)
Net realized gain	(0.695)	(1.211)	(1.593)	(2.241)	(0.948)
Total dividends and distributions	(1.173)	(1.820)	(2.131)	(2.742)	(1.458)
Net asset value, end of period	$22.080	$20.821	$20.303	$20.596	$24.007
Total return[2]	11.84%	11.50%	9.39%	(2.28% )	23.07%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$302,971	$294,432	$291,082	$286,139	$320,848
Ratio of expenses to average net assets	0.64%	0.64%	0.65%	0.64%	0.64%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.79%	0.79%	0.79%	0.79%	0.78%
Ratio of net investment income to average net assets	2.21%	2.45%	2.52%	2.02%	1.70%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.06%	2.30%	2.38%	1.87%	1.56%
Portfolio turnover	73%	41%	35%	40%	37%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund-7

LVIP BlackRock Dividend Value Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Dividend Value Managed Volatility Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$20.730	$20.220	$20.524	$23.935	$20.634
Income (loss) from investment operations:
Net investment income[1]	0.419	0.474	0.467	0.402	0.345
Net realized and unrealized gain (loss)	1.945	1.799	1.309	(1.126)	4.352
Total from investment operations	2.364	2.273	1.776	(0.724)	4.697
Less dividends and distributions from:
Net investment income	(0.429)	(0.552)	(0.487)	(0.446)	(0.448)
Net realized gain	(0.695)	(1.211)	(1.593)	(2.241)	(0.948)
Total dividends and distributions	(1.124)	(1.763)	(2.080)	(2.687)	(1.396)
Net asset value, end of period	$21.970	$20.730	$20.220	$20.524	$23.935
Total return[2]	11.56%	11.22%	9.12%	(2.53% )	22.76%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,729,010	$1,421,903	$1,481,816	$1,452,868	$1,641,353
Ratio of expenses to average net assets	0.89%	0.89%	0.90%	0.89%	0.89%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.04%	1.04%	1.04%	1.04%	1.03%
Ratio of net investment income to average net assets	1.96%	2.20%	2.27%	1.77%	1.45%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.81%	2.05%	2.13%	1.62%	1.31%
Portfolio turnover	73%	41%	35%	40%	37%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund-8

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Dividend Value Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek reasonable income by investing primarily in income-producing equity securities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of
LVIP BlackRock Dividend Value Managed Volatility Fund-9

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2025, the value and cost of foreign currency held by the LVIP BlackRock Dividend Value Managed Volatility Fund is $8,049 and $8,034 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended December 31, 2025.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund’s average daily net assets; and 0.70% of the Fund’s average daily net assets in excess of $500 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.125% on the first $750 million of the Fund’s average daily net assets and 0.16% of the Fund’s average daily net assets in excess of $750 million.   The agreement will continue at least through August 30, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Effective August 1, 2025, LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.63% of the Fund’s average daily net assets for the Standard Class and 0.88% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through August 1, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2025, LFI has not recouped any previously reimbursed Fund expenses.
LVIP BlackRock Dividend Value Managed Volatility Fund-10

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2028	Total
LFI	$45,199	$45,199
BlackRock Investment Management LLC (“BlackRock”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$148,598
Legal	24,862
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $25,268 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$41,937
Management fees payable to LFI	982,193
Distribution fees payable to LFD	370,127
Printing and mailing fees payable to Lincoln Life	404
Shareholder servicing fees payable to Lincoln Life	50,410
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$1,245,697,537
Sales	1,537,420,773
LVIP BlackRock Dividend Value Managed Volatility Fund-11

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$1,703,614,659
Aggregate unrealized appreciation of investments and derivatives	$396,586,213
Aggregate unrealized depreciation of investments and derivatives	(74,944,307)
Net unrealized appreciation of investments and derivatives	$321,641,906
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$58,425,786	$6,397,068	$—	$64,822,854
Air Freight & Logistics	23,695,654	—	—	23,695,654
Automobile Components	1,728,509	—	—	1,728,509
Automobiles	18,615,995	—	—	18,615,995
Banks	203,789,580	—	—	203,789,580
Beverages	56,948,423	—	—	56,948,423
Biotechnology	38,919,246	—	—	38,919,246
Broadline Retail	36,791,092	—	—	36,791,092
Building Products	9,625,899	—	—	9,625,899
Capital Markets	68,883,295	—	—	68,883,295
Chemicals	52,342,940	—	—	52,342,940
Commercial Services & Supplies	110,941	20,878,257	—	20,989,198
Communications Equipment	39,183,081	—	—	39,183,081
Consumer Staples Distribution & Retail	42,566,689	—	—	42,566,689
Containers & Packaging	39,815,928	—	—	39,815,928
Diversified Telecommunication Services	28,704,386	—	—	28,704,386
Electric Utilities	39,576,277	—	—	39,576,277
Electronic Equipment, Instruments & Components	17,051,715	—	—	17,051,715
Energy Equipment & Services	16,729,737	—	—	16,729,737
Entertainment	25,304,930	—	—	25,304,930
Financial Services	30,335,685	—	—	30,335,685
Food Products	40,336,323	—	—	40,336,323
Ground Transportation	10,134,983	—	—	10,134,983
LVIP BlackRock Dividend Value Managed Volatility Fund-12

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Health Care Equipment & Supplies	$94,070,507	$—	$—	$94,070,507
Health Care Providers & Services	80,184,532	—	—	80,184,532
Health Care REITs	7,263,821	—	—	7,263,821
Hotels, Restaurants & Leisure	5,701,678	—	—	5,701,678
Household Durables	943,049	—	—	943,049
Household Products	6,897,345	—	—	6,897,345
Independent Power and Renewable Electricity Producers	226,255	—	—	226,255
Industrial Conglomerates	9,782,788	—	—	9,782,788
Industrial REITs	18,740,183	—	—	18,740,183
Insurance	50,540,570	—	—	50,540,570
Interactive Media & Services	45,079,383	—	—	45,079,383
Leisure Products	16,006,810	—	—	16,006,810
Machinery	19,330,674	—	—	19,330,674
Media	16,132,813	9,725,444	—	25,858,257
Metals & Mining	25,700,647	—	—	25,700,647
Multi-Utilities	19,587,106	—	—	19,587,106
Oil, Gas & Consumable Fuels	99,729,628	53,782,810	—	153,512,438
Personal Care Products	329,904	—	—	329,904
Pharmaceuticals	54,362,856	20,342,231	—	74,705,087
Professional Services	55,042,838	—	—	55,042,838
Residential REITs	9,660,197	—	—	9,660,197
Semiconductors & Semiconductor Equipment	39,534,827	—	—	39,534,827
Software	25,312,671	—	—	25,312,671
Specialized REITs	11,478,183	—	—	11,478,183
Specialty Retail	23,037,581	—	—	23,037,581
Technology Hardware, Storage & Peripherals	46,092,430	32,328,543	—	78,420,973
Textiles, Apparel & Luxury Goods	354,655	—	—	354,655
Tobacco	33,972,995	—	—	33,972,995
Trading Companies & Distributors	35,901,182	—	—	35,901,182
Wireless Telecommunication Services	3,813,371	—	—	3,813,371
Preferred Stock	—	14,282,235	—	14,282,235
Money Market Fund	113,067,892	—	—	113,067,892
Total Investments	$1,867,496,465	$157,736,588	$—	$2,025,233,053
Derivatives:

Assets:
Futures Contracts	$157,128	$—	$—	$157,128
Liabilities:
Futures Contracts	$(565,305)	$—	$—	$(565,305)
There were no Level 3 investments at the beginning or end of the year.
As a result of utilizing International fair value pricing at December 31, 2025, a portion of the Fund's portfolio investments was categorized as Level 2.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales and partnerships and mark-to-market adjustments on certain derivatives and passive foreign investment companies ("PFICs").   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
LVIP BlackRock Dividend Value Managed Volatility Fund-13

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 4. Dividend and Distribution Information (continued)
	Year Ended
	12/31/25	12/31/24
Ordinary income	$40,072,164	$70,712,913
Long-term capital gains	63,881,484	69,666,383
Total	$103,953,648	$140,379,296
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$2,934,294
Undistributed long-term capital gains	146,912,628
Net unrealized appreciation	321,641,906
Distributable earnings/(accumulated loss)	$471,488,828
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, the Fund recorded the following permanent reclassifications primarily related to merger related adjustment:
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$(1,902,907)	$1,902,907
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	1,817,861	1,326,537
Service Class	1,487,813	1,755,993
Shares reinvested:
Standard Class	723,380	1,149,444
Service Class	4,083,152	5,461,140
Shares from merger:
Service Class	18,047,809	—
	26,160,015	9,693,114
Shares redeemed:
Standard Class	(2,960,781)	(2,671,633)
Service Class	(13,511,891)	(11,910,183)
	(16,472,672)	(14,581,816)
Net increase (decrease)	9,687,343	(4,888,702)
LVIP BlackRock Dividend Value Managed Volatility Fund-14

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
7.  Fund Merger
As of the close of business on August 1, 2025, the Fund acquired all of the assets and liabilities of the LVIP Invesco Select Equity Income Managed Volatility Fund (“Acquired Fund”), an open-end investment company, in exchange for the service class shares of the LVIP BlackRock Dividend Value Managed Volatility Fund (“Acquiring Fund”) pursuant to a Plan and Agreement of Reorganization (“Reorganization”). The purpose of the Reorganization was to combine 2 funds managed by LFI with comparable investment objectives and strategies. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Acquiring Fund reflected the historical basis of the assets of the Acquired Fund as of the date of the Reorganization. For financial reporting purposes, the Acquiring Fund was deemed to be the accounting survivor and assets received and shares issued by the Acquiring Fund were recorded at fair value. The shareholders of the Acquired Fund received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their shares in the Acquired Fund prior to the Reorganization, as shown in the following table:
	Acquired Fund Shares Outstanding	Acquiring Fund	Shares Converted to Acquiring Fund	Acquired Fund Net Assets	Conversion Ratio
Acquired Fund - Service Class	42,358,628	Service Class	18,047,809	$380,709,508	0.426
The net assets of the Acquiring Fund before the acquisition were $1,628,393,153. The net assets of the Acquiring Fund immediately following the acquisition were $2,009,102,662.
If the acquisition had been completed on January 1, 2025, the beginning of the Acquiring Fund’s reporting period, the Acquiring Fund’s pro forma results of operations for the year ended December 31, 2025, would have been as follows (unaudited):
Net investment income (loss)	$39,682,307 (a)
Net realized gain (loss)	226,668,200 (b)
Net change in unrealized appreciation (depreciation)	153,899,491 (c)
Net increase in net assets resulting from operations	$420,249,998

(a)	$36,545,485, as reported in the Statements of Changes in Net Assets, plus $3,136,822 Net investment income(loss) from Acquired Fund pre-merger.
(b)	$135,623,449, as reported in the Statements of Changes in Net Assets, plus $91,044,751 Net realized gain (loss) from Acquired Fund pre-merger.
(c)	$56,677,819, as reported in the Statements of Changes in Net Assets, plus $97,221,672 Net change in unrealized appreciation (depreciation) from Acquired Fund pre-merger.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s Statements of Changes in Net Assets since August 4, 2025.
8. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
9. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the
LVIP BlackRock Dividend Value Managed Volatility Fund-15

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
 9. Derivatives (continued)
contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$107,282	Receivables and other assets net of liabilities	$(540,230)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	49,846	Receivables and other assets net of liabilities	(25,075)
Total		$157,128		$(565,305)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(68,987,659)	$2,803,516
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(1,481,783)	266,183
Total		$(70,469,442)	$3,069,699
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$66,119,516	$36,028,046
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
LVIP BlackRock Dividend Value Managed Volatility Fund-16

LVIP BlackRock Dividend Value Managed Volatility Fund
Notes to Financial Statements (continued)
10. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
11. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
12. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
13. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Dividend Value Managed Volatility Fund-17

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP BlackRock Dividend Value Managed Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP BlackRock Dividend Value Managed Volatility Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP BlackRock Dividend Value Managed Volatility Fund–18

LVIP BlackRock Equity Dividend Fund
(formerly, LVIP Macquarie Value Fund)
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP BlackRock Equity Dividend Fund

LVIP BlackRock Equity Dividend Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
COMMON STOCK–95.13%
Aerospace & Defense–3.03%
Airbus SE	23,825	$5,532,731
†Boeing Co.	33,244	7,217,937
L3Harris Technologies, Inc.	30,289	8,891,942
Lockheed Martin Corp.	27,932	13,509,871
RTX Corp.	18,270	3,350,718
		38,503,199
Air Freight & Logistics–0.58%
FedEx Corp.	25,693	7,421,680
		7,421,680
Automobiles–0.54%
General Motors Co.	84,663	6,884,795
		6,884,795
Banks–12.14%
Bank of America Corp.	274,937	15,121,535
Citigroup, Inc.	346,474	40,430,051
Citizens Financial Group, Inc.	110,120	6,432,109
First Citizens BancShares, Inc. Class A	15,439	33,134,873
JPMorgan Chase & Co.	46,716	15,052,830
Wells Fargo & Co.	474,317	44,206,344
		154,377,742
Beverages–1.21%
Keurig Dr. Pepper, Inc.	339,884	9,520,151
PepsiCo, Inc.	40,719	5,843,991
		15,364,142
Broadline Retail–2.50%
†Amazon.com, Inc.	137,711	31,786,453
		31,786,453
Building Products–0.65%
Fortune Brands Innovations, Inc.	164,890	8,247,798
		8,247,798
Capital Markets–4.10%
Carlyle Group, Inc.	128,096	7,571,755
Charles Schwab Corp.	133,990	13,386,941
Intercontinental Exchange, Inc.	192,494	31,176,328
		52,135,024
Chemicals–3.19%
Air Products & Chemicals, Inc.	54,507	13,464,319
International Flavors & Fragrances, Inc.	123,782	8,341,669
LyondellBasell Industries NV Class A	109,766	4,752,868
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
PPG Industries, Inc.	131,907	$13,515,191
†Solstice Advanced Materials, Inc.	9,472	460,150
		40,534,197
Commercial Services & Supplies–1.42%
Rentokil Initial PLC	3,023,246	18,038,171
		18,038,171
Communications Equipment–1.31%
Cisco Systems, Inc.	216,200	16,653,886
		16,653,886
Consumer Staples Distribution & Retail–2.27%
Dollar General Corp.	217,366	28,859,684
		28,859,684
Containers & Packaging–2.18%
Crown Holdings, Inc.	128,217	13,202,504
Sealed Air Corp.	349,078	14,462,302
		27,664,806
Diversified Telecommunication Services–0.58%
Verizon Communications, Inc.	180,987	7,371,601
		7,371,601
Electric Utilities–2.68%
Edison International	91,424	5,487,268
Evergy, Inc.	102,536	7,432,835
Exelon Corp.	367,742	16,029,874
PG&E Corp.	321,228	5,162,134
		34,112,111
Electronic Equipment, Instruments & Components–1.16%
CDW Corp.	95,075	12,949,215
Ralliant Corp.	35,328	1,798,549
		14,747,764
Entertainment–1.72%
Electronic Arts, Inc.	64,534	13,186,232
Walt Disney Co.	76,767	8,733,782
		21,920,014
Financial Services–1.96%
Fidelity National Information Services, Inc.	375,201	24,935,858
		24,935,858
Food Products–1.61%
Campbell's Co.	196,089	5,465,001
Kraft Heinz Co.	507,964	12,318,127
Lamb Weston Holdings, Inc.	63,835	2,674,048
		20,457,176
LVIP BlackRock Equity Dividend Fund-1

LVIP BlackRock Equity Dividend Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation–0.70%
CSX Corp.	126,186	$4,574,242
Union Pacific Corp.	18,412	4,259,064
		8,833,306
Health Care Equipment & Supplies–6.39%
Baxter International, Inc.	1,367,589	26,134,626
Becton Dickinson & Co.	156,233	30,320,138
Medtronic PLC	258,372	24,819,214
		81,273,978
Health Care Providers & Services–5.44%
Cardinal Health, Inc.	126,256	25,945,608
CVS Health Corp.	329,750	26,168,960
Elevance Health, Inc.	48,653	17,055,309
		69,169,877
Health Care REITs–0.50%
Healthcare Realty Trust, Inc.	370,654	6,282,585
		6,282,585
Industrial Conglomerates–0.67%
Honeywell International, Inc.	43,732	8,531,676
		8,531,676
Industrial REITs–1.28%
Rexford Industrial Realty, Inc.	280,063	10,844,040
STAG Industrial, Inc.	148,111	5,444,560
		16,288,600
Insurance–2.55%
American International Group, Inc.	111,183	9,511,706
Arthur J Gallagher & Co.	26,380	6,826,880
F&G Annuities & Life, Inc.	12,807	395,096
Fidelity National Financial, Inc.	211,456	11,543,383
Willis Towers Watson PLC	12,758	4,192,279
		32,469,344
Interactive Media & Services–3.06%
Alphabet, Inc. Class C	79,716	25,014,881
Meta Platforms, Inc. Class A	21,106	13,931,859
		38,946,740
Leisure Products–1.09%
Hasbro, Inc.	168,652	13,829,464
		13,829,464
Machinery–1.06%
CNH Industrial NV	689,864	6,360,546
Fortive Corp.	129,522	7,150,910
		13,511,456
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media–1.68%
Comcast Corp. Class A	431,303	$12,891,646
WPP PLC	1,870,446	8,402,481
		21,294,127
Metals & Mining–1.75%
Barrick Mining Corp.	179,465	7,815,701
Teck Resources Ltd. Class B	300,636	14,397,458
		22,213,159
Multi-Utilities–1.33%
Dominion Energy, Inc.	288,831	16,922,608
		16,922,608
Oil, Gas & Consumable Fuels–4.83%
BP PLC	4,373,738	25,507,479
Enterprise Products Partners LP	465,279	14,916,844
Shell PLC	568,737	20,959,242
		61,383,565
Pharmaceuticals–2.23%
AstraZeneca PLC	26,927	4,983,091
Merck & Co., Inc.	73,760	7,763,978
Pfizer, Inc.	120,583	3,002,517
Sanofi SA	130,590	12,635,256
		28,384,842
Professional Services–3.17%
Leidos Holdings, Inc.	39,018	7,038,847
SS&C Technologies Holdings, Inc.	380,033	33,222,485
		40,261,332
Residential REITs–0.66%
AvalonBay Communities, Inc.	46,466	8,424,750
		8,424,750
Semiconductors & Semiconductor Equipment–1.26%
†Intel Corp.	82,992	3,062,405
STMicroelectronics NV	139,150	3,609,551
Taiwan Semiconductor Manufacturing Co. Ltd.	190,000	9,339,878
		16,011,834
Software–1.72%
Microsoft Corp.	45,220	21,869,296
		21,869,296
Specialized REITs–0.78%
Crown Castle, Inc.	111,587	9,916,737
		9,916,737
Technology Hardware, Storage & Peripherals–5.36%
Hewlett Packard Enterprise Co.	638,204	15,329,660
HP, Inc.	527,140	11,744,679
LVIP BlackRock Equity Dividend Fund-2

LVIP BlackRock Equity Dividend Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
Samsung Electronics Co. Ltd.	336,275	$28,184,852
Western Digital Corp.	74,480	12,830,670
		68,089,861
Tobacco–0.96%
British American Tobacco PLC ADR	216,021	12,231,109
		12,231,109
Trading Companies & Distributors–1.57%
WESCO International, Inc.	81,703	19,987,822
		19,987,822
Wireless Telecommunication Services–0.26%
Rogers Communications, Inc. Class B	87,565	3,303,827
		3,303,827
Total Common Stock (Cost $1,071,003,358)		1,209,447,996
	Number of Shares	Value (U.S. $)
PREFERRED STOCK–0.96%
Henkel AG & Co. KGaA 2.92%	149,997	$12,237,475
Total Preferred Stock (Cost $11,796,724)		12,237,475

MONEY MARKET FUND–3.92%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.74%)	49,845,136	49,845,136
Total Money Market Fund (Cost $49,845,136)		49,845,136

TOTAL INVESTMENTS–100.01% (Cost $1,132,645,218)	1,271,530,607
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(176,710)
NET ASSETS APPLICABLE TO 49,331,038 SHARES OUTSTANDING–100.00%	$1,271,353,897
NET ASSET VALUE PER SHARE–LVIP BLACKROCK EQUITY DIVIDEND FUND STANDARD CLASS ($987,052,784 / 38,290,884 Shares)	$25.778
NET ASSET VALUE PER SHARE–LVIP BLACKROCK EQUITY DIVIDEND FUND SERVICE CLASS ($284,301,113 / 11,040,154 Shares)	$25.752
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$993,508,831
Distributable earnings/(accumulated loss)	277,845,066
TOTAL NET ASSETS	$1,271,353,897

†Non-income producing.

★Includes $2,501,399 payable for fund shares redeemed, $27,328 other accrued expenses payable, $739,218 due to manager and affiliates,
$19,411 payable for audit fee and $30,515 payable for fund accounting fee as of December 31, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Equity Dividend Fund-3

LVIP BlackRock Equity Dividend Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$28,224,177
Foreign taxes withheld	(215,373)
28,008,804
EXPENSES:
Management fees	7,430,233
Distribution fees-Service Class	810,868
Shareholder servicing fees	352,230
Accounting and administration expenses	210,811
Professional fees	68,061
Reports and statements to shareholders	53,084
Trustees’ fees and expenses	35,346
Custodian fees	28,687
Consulting fees	12,719
Pricing fees	9,150
Other	40,650
9,051,839
Less:
Management fees waived	(164,067)
Total operating expenses	8,887,772
NET INVESTMENT INCOME	19,121,032
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	157,480,864
Foreign currencies	(197,029)
Net realized gain	157,283,835
Net change in unrealized appreciation (depreciation) of:
Investments	(23,990,383)
Foreign currencies	1,933
Net change in unrealized appreciation (depreciation)	(23,988,450)
NET REALIZED AND UNREALIZED GAIN	133,295,385
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$152,416,417
See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Equity Dividend Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$19,121,032	$22,959,864
Net realized gain	157,283,835	105,817,602
Net change in unrealized appreciation (depreciation)	(23,988,450)	(30,899,342)
Net increase in net assets resulting from operations	152,416,417	97,878,124
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(110,188,614)	(57,462,344)
Service Class	(30,785,891)	(15,048,891)
	(140,974,505)	(72,511,235)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	83,662,106	72,011,856
Service Class	26,225,172	18,097,425
Reinvestment of dividends and distributions:
Standard Class	110,188,614	57,462,344
Service Class	30,785,891	15,048,891
	250,861,783	162,620,516
Cost of shares redeemed:
Standard Class	(173,751,473)	(233,709,778)
Service Class	(47,368,354)	(63,713,665)
	(221,119,827)	(297,423,443)
Increase (decrease) in net assets derived from capital share transactions	29,741,956	(134,802,927)
NET INCREASE (DECREASE) IN NET ASSETS	41,183,868	(109,436,038)
NET ASSETS:
Beginning of year	1,230,170,029	1,339,606,067
End of year	$1,271,353,897	$1,230,170,029
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Equity Dividend Fund-4

LVIP BlackRock Equity Dividend Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Equity Dividend Fund Standard Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21[2]
Net asset value, beginning of period	$25.560	$25.237	$25.984	$29.690	$28.810
Income (loss) from investment operations:
Net investment income[3]	0.423	0.472	0.477	0.457	0.454
Net realized and unrealized gain (loss)	2.874	1.369	0.367	(1.613)	5.619
Total from investment operations	3.297	1.841	0.844	(1.156)	6.073
Less dividends and distributions from:
Net investment income	(0.433)	(0.512)	(0.432)	(0.488)	(1.059)
Net realized gain	(2.646)	(1.006)	(1.159)	(2.062)	(4.131)
Return of capital	—	—	—	—	(0.003)
Total dividends and distributions	(3.079)	(1.518)	(1.591)	(2.550)	(5.193)
Net asset value, end of period	$25.778	$25.560	$25.237	$25.984	$29.690
Total return[4]	13.43%	7.18%	3.49%	(3.27% )	22.42%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$987,053	$958,299	$1,042,285	$397,629	$463,942
Ratio of expenses to average net assets	0.67%	0.67%	0.68% [5]	0.69%	0.69%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.68%	0.67%	0.67%	0.70%	0.69%
Ratio of net investment income to average net assets	1.64%	1.77%	1.91% [5]	1.65%	1.54%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed/recouped	1.63%	1.77%	1.92%	1.64%	1.54%
Portfolio turnover	134%	29%	26%	8%	25%

[1]	Effective May 1, 2025, BlackRock Investment Management LLC (Blackrock) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP Value Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Value Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements and/or recoupments, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the
Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]
The Fund recouped previously waived expenses during the year ended December 31, 2023, which increased the Ratio of expenses to average net assets and decreased
Ratio of net investment income to average net assets by 0.01%.

See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Equity Dividend Fund-5

LVIP BlackRock Equity Dividend Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Equity Dividend Fund Service Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21[2]
Net asset value, beginning of period	$25.545	$25.220	$25.970	$29.673	$28.700
Income (loss) from investment operations:
Net investment income[3]	0.345	0.391	0.402	0.373	0.365
Net realized and unrealized gain (loss)	2.866	1.368	0.361	(1.612)	5.595
Total from investment operations	3.211	1.759	0.763	(1.239)	5.960
Less dividends and distributions from:
Net investment income	(0.358)	(0.428)	(0.354)	(0.402)	(0.854)
Net realized gain	(2.646)	(1.006)	(1.159)	(2.062)	(4.130)
Return of capital	—	—	—	—	(0.003)
Total dividends and distributions	(3.004)	(1.434)	(1.513)	(2.464)	(4.987)
Net asset value, end of period	$25.752	$25.545	$25.220	$25.970	$29.673
Total return[4]	13.09%	6.86%	3.18%	(3.56% )	22.04%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$284,301	$271,871	$297,321	$319,612	$385,587
Ratio of expenses to average net assets	0.97%	0.97%	0.98% [5]	0.99%	0.99%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.98%	0.97%	0.97%	1.00%	0.99%
Ratio of net investment income to average net assets	1.34%	1.47%	1.61% [5]	1.35%	1.24%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed/recouped	1.33%	1.47%	1.62%	1.34%	1.24%
Portfolio turnover	134%	29%	26%	8%	25%

[1]	Effective May 1, 2025, BlackRock Investment Management LLC (Blackrock) replaced Delaware Investments Fund Advisers (DIFA) as a sub-adviser to the Fund.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP Value Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Value Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements and/or recoupments, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the
Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]
The Fund recouped previously waived expenses during the year ended December 31, 2023, which increased the Ratio of expenses to average net assets and decreased
Ratio of net investment income to average net assets by 0.01%.

See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Equity Dividend Fund-6

LVIP BlackRock Equity Dividend Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Equity Dividend Fund (formerly, LVIP Macquarie Value Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP BlackRock Equity Dividend Fund-7

LVIP BlackRock Equity Dividend Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended December 31, 2025.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund's average daily net assets; 0.60% of the next $500 million; 0.55% of the next $1.5 billion; and 0.50% of the Fund's average daily net assets in excess of $2.5 billion.   Effective May 1, 2025, LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.02% of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Effective May 1, 2025, LFI has contractually agreed to reimburse the Fund to the extent that the Fund's Operating Expenses (excluding Underlying Fund fees and expenses) exceed 0.67% of the average daily net assets for the Standard Class and 0.97% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   Prior to May 1, 2025, LFI had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses were not to exceed 0.69% the Fund’s average daily net assets for the Standard Class and 0.99% for the Service Class.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. As of December 31, 2025, no expense reimbursements were subject to recoupment.
LVIP BlackRock Equity Dividend Fund-8

LVIP BlackRock Equity Dividend Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Effective May 1, 2025, BlackRock Investment Management, LLC (“BlackRock") (the "Sub Adviser") is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets. Prior to May 1, 2025, Delaware Investments Fund Advisers ("DIFA") was responsible for the day-to-day management of the Fund’s investment portfolio.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$100,429
Legal	16,670
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $31,684 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$635,376
Distribution fees payable to LFD	72,365
Printing and mailing fees payable to Lincoln Life	197
Shareholder servicing fees payable to Lincoln Life	31,280
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$1,592,006,348
Sales	1,719,509,921
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$1,135,136,228
Aggregate unrealized appreciation of investments	$188,641,706
Aggregate unrealized depreciation of investments	(52,245,394)
Net unrealized appreciation of investments	$136,396,312
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.
LVIP BlackRock Equity Dividend Fund-9

LVIP BlackRock Equity Dividend Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$32,970,468	$5,532,731	$—	$38,503,199
Air Freight & Logistics	7,421,680	—	—	7,421,680
Automobiles	6,884,795	—	—	6,884,795
Banks	154,377,742	—	—	154,377,742
Beverages	15,364,142	—	—	15,364,142
Broadline Retail	31,786,453	—	—	31,786,453
Building Products	8,247,798	—	—	8,247,798
Capital Markets	52,135,024	—	—	52,135,024
Chemicals	40,534,197	—	—	40,534,197
Commercial Services & Supplies	—	18,038,171	—	18,038,171
Communications Equipment	16,653,886	—	—	16,653,886
Consumer Staples Distribution & Retail	28,859,684	—	—	28,859,684
Containers & Packaging	27,664,806	—	—	27,664,806
Diversified Telecommunication Services	7,371,601	—	—	7,371,601
Electric Utilities	34,112,111	—	—	34,112,111
Electronic Equipment, Instruments & Components	14,747,764	—	—	14,747,764
Entertainment	21,920,014	—	—	21,920,014
Financial Services	24,935,858	—	—	24,935,858
Food Products	20,457,176	—	—	20,457,176
Ground Transportation	8,833,306	—	—	8,833,306
Health Care Equipment & Supplies	81,273,978	—	—	81,273,978
Health Care Providers & Services	69,169,877	—	—	69,169,877
Health Care REITs	6,282,585	—	—	6,282,585
Industrial Conglomerates	8,531,676	—	—	8,531,676
Industrial REITs	16,288,600	—	—	16,288,600
Insurance	32,469,344	—	—	32,469,344
Interactive Media & Services	38,946,740	—	—	38,946,740
Leisure Products	13,829,464	—	—	13,829,464
Machinery	13,511,456	—	—	13,511,456
Media	12,891,646	8,402,481	—	21,294,127
Metals & Mining	22,213,159	—	—	22,213,159
Multi-Utilities	16,922,608	—	—	16,922,608
Oil, Gas & Consumable Fuels	14,916,844	46,466,721	—	61,383,565
Pharmaceuticals	10,766,495	17,618,347	—	28,384,842
Professional Services	40,261,332	—	—	40,261,332
Residential REITs	8,424,750	—	—	8,424,750
Semiconductors & Semiconductor Equipment	6,671,956	9,339,878	—	16,011,834
Software	21,869,296	—	—	21,869,296
Specialized REITs	9,916,737	—	—	9,916,737
Technology Hardware, Storage & Peripherals	39,905,009	28,184,852	—	68,089,861
LVIP BlackRock Equity Dividend Fund-10

LVIP BlackRock Equity Dividend Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Tobacco	$12,231,109	$—	$—	$12,231,109
Trading Companies & Distributors	19,987,822	—	—	19,987,822
Wireless Telecommunication Services	3,303,827	—	—	3,303,827
Preferred Stock	—	12,237,475	—	12,237,475
Money Market Fund	49,845,136	—	—	49,845,136
Total Investments	$1,125,709,951	$145,820,656	$—	$1,271,530,607
There were no Level 3 investments at the beginning or end of the year.
As a result of utilizing International fair value pricing at December 31, 2025, a portion of the Fund's portfolio investments was categorized as Level 2.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$37,431,049	$26,942,220
Long-term capital gains	103,543,456	45,569,015
Total	$140,974,505	$72,511,235
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$6,973,299
Undistributed long-term capital gains	134,475,454
Other temporary differences	1
Net unrealized appreciation	136,396,312
Distributable earnings/(accumulated loss)	$277,845,066
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	3,248,042	2,727,487
Service Class	1,017,162	688,010
Shares reinvested:
Standard Class	4,360,453	2,176,623
Service Class	1,221,933	570,220
	9,847,590	6,162,340
Shares redeemed:
Standard Class	(6,809,966)	(8,711,138)
Service Class	(1,841,575)	(2,404,916)
	(8,651,541)	(11,116,054)
Net increase (decrease)	1,196,049	(4,953,714)
LVIP BlackRock Equity Dividend Fund-11

LVIP BlackRock Equity Dividend Fund
Notes to Financial Statements (continued)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
LVIP BlackRock Equity Dividend Fund-12

LVIP BlackRock Equity Dividend Fund
Notes to Financial Statements (continued)
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Equity Dividend Fund-13

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP BlackRock Equity Dividend Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP BlackRock Equity Dividend Fund  (formerly, LVIP Macquarie Value Fund) (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for the year ended December 31, 2021, were audited by another independent registered public accounting firm whose report, dated February 28, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP BlackRock Equity Dividend Fund–14

LVIP BlackRock Global Allocation Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP BlackRock Global Allocation Fund

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–61.29%
Australia–0.42%
BHP Group Ltd.	79,951	$2,412,851
Fortescue Ltd.	38,587	564,238
Macquarie Group Ltd.	12,424	1,678,856
=†πQuintis Australia Pty. Ltd.	3,249,491	0
Rio Tinto Ltd.	11,129	1,085,696
Santos Ltd.	144,912	595,180
†Telix Pharmaceuticals Ltd.	22,608	169,005
Transurban Group	114,126	1,080,042
WiseTech Global Ltd.	9,547	434,050
Woolworths Group Ltd.	22,571	441,602
Worley Ltd.	41,874	349,682
		8,811,202
Austria–0.00%
Raiffeisen Bank International AG	1,072	47,765
		47,765
Belgium–0.05%
KBC Group NV	7,484	974,686
UCB SA	379	105,599
		1,080,285
Bermuda–0.01%
†Viking Holdings Ltd.	2,184	155,959
		155,959
Brazil–0.21%
B3 SA - Brasil Bolsa Balcao	82,541	210,142
Banco Bradesco SA	500,775	1,639,463
BB Seguridade Participacoes SA	79,460	524,884
†Localiza Rent a Car SA	15,705	124,259
Lojas Renner SA	174,272	426,814
Petroleo Brasileiro SA - Petrobras	85,911	482,258
Rede D'Or Sao Luiz SA	13,547	100,336
Rumo SA	36,485	98,092
†StoneCo Ltd. Class A	3,175	46,958
Vale SA	53,397	696,099
XP, Inc. Class A	3,376	55,265
		4,404,570
Canada–1.35%
Algoma Steel Group, Inc.	67,032	274,831
Alimentation Couche-Tard, Inc.	18,703	1,021,439
Bank of Nova Scotia	4,880	359,916
Barrick Mining Corp.	29,058	1,265,803
†CAE, Inc.	6,554	199,311
Cameco Corp.	70,713	6,469,670
Canadian National Railway Co.	11,400	1,127,500
Cenovus Energy, Inc.	42,978	727,077
CGI, Inc.	4,487	414,456
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Constellation Software, Inc.	858	$2,063,751
†Eldorado Gold Corp.	8,692	312,217
†First Quantum Minerals Ltd.	5,589	149,849
Fortis, Inc.	17,068	887,379
Gildan Activewear, Inc.	19,312	1,207,079
Kinross Gold Corp.	59,033	1,662,756
†Lionsgate Studios Corp.	84,585	772,261
†Lululemon Athletica, Inc.	6,895	1,432,850
Nutrien Ltd.	9,830	606,752
Power Corp. of Canada	2,608	138,613
Sun Life Financial, Inc.	46,030	2,873,375
Suncor Energy, Inc.	80,066	3,553,692
Teck Resources Ltd. Class B	21,328	1,021,065
†Xenon Pharmaceuticals, Inc.	2,480	111,154
		28,652,796
Chile–0.00%
=†Wom New Holdco	399	9,177
		9,177
China–1.10%
Alibaba Group Holding Ltd.	20,500	376,400
Alibaba Group Holding Ltd. ADR	9,563	1,401,744
ANTA Sports Products Ltd.	70,600	733,151
Belimo Holding AG	402	392,779
†Bilibili, Inc. ADR	6,592	162,097
BYD Co. Ltd. Class H	252,000	3,079,631
China Galaxy Securities Co. Ltd. Class H	316,500	409,298
China Hongqiao Group Ltd.	125,000	524,965
Eastroc Beverage Group Co. Ltd. Class A	3,600	137,800
GF Securities Co. Ltd. Class A	67,200	211,808
Great Wall Motor Co. Ltd. Class A	350,127	1,134,033
JD.com, Inc. Class A	99,750	1,434,328
Laopu Gold Co. Ltd. Class H	2,600	207,793
Lenovo Group Ltd.	480,000	570,814
Nongfu Spring Co. Ltd. Class H	180	1,087
Pop Mart International Group Ltd.	39,600	955,418
SAIC Motor Corp. Ltd. Class A	368,200	802,599
Shenzhou International Group Holdings Ltd.	47,700	375,869
LVIP BlackRock Global Allocation Fund-1

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Tencent Holdings Ltd.	109,127	$8,374,791
Tencent Holdings Ltd. ADR	166	12,707
Trip.com Group Ltd.	5,800	415,868
Weichai Power Co. Ltd. Class H	212,000	514,484
Yum China Holdings, Inc.	24,531	1,161,507
		23,390,971
Colombia–0.01%
Grupo Cibest SA ADR	1,920	122,131
		122,131
Czech Republic–0.01%
Komercni Banka AS	1,983	111,801
Moneta Money Bank AS	6,521	61,283
		173,084
Denmark–0.32%
†Ascendis Pharma AS ADR	789	168,246
Coloplast AS Class B	4,955	424,818
Danske Bank AS	17,132	855,509
DSV AS	19,462	4,901,627
†Genmab AS	894	277,126
Pandora AS	2,231	246,717
		6,874,043
Egypt–0.00%
†Fawry for Banking & Payment Technology Services SAE	188,000	63,533
		63,533
Finland–0.05%
Elisa OYJ	5,145	228,005
Kone OYJ Class B	6,081	430,796
Sampo OYJ Class A	40,919	495,071
		1,153,872
France–2.28%
Airbus SE	13,755	3,194,238
Bouygues SA	10,030	521,413
Capgemini SE	2,746	455,968
Carrefour SA	8,597	143,446
Cie de Saint-Gobain SA	52,444	5,333,129
Dassault Systemes SE	30,791	860,246
Eiffage SA	4,979	713,388
Engie SA	56,829	1,492,860
EssilorLuxottica SA	22,991	7,269,704
Hermes International SCA	2,170	5,387,783
Legrand SA	6,481	963,482
L'Oreal SA	603	258,877
†Luxco Co. Ltd.	832	14,984
LVMH Moet Hennessy Louis Vuitton SE	7,337	5,530,159
Renault SA	22,564	933,975
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Safran SA	1,673	$582,734
Sanofi SA	62,796	6,075,837
Schneider Electric SE	1,929	527,726
Societe Generale SA	88,692	7,140,059
Thales SA	4,326	1,167,007
		48,567,015
Georgia–0.00%
TBC Bank Group PLC	1,194	65,252
		65,252
Germany–0.59%
adidas AG	2,281	451,378
Allianz SE	2,523	1,166,578
Bayer AG	4,931	213,886
Deutsche Bank AG	13,114	505,402
Deutsche Telekom AG	68,571	2,232,058
E.ON SE	60,887	1,152,890
Fresenius Medical Care AG	8,990	429,412
†Northern Data AG	2,907	52,510
RWE AG	9,368	496,381
SAP SE	8,587	2,086,371
†Siemens Energy AG	22,776	3,195,212
Symrise AG	7,943	643,554
		12,625,632
Greece–0.03%
Athens International Airport SA	13,759	173,661
Hellenic Telecommunications Organization SA	8,927	176,879
National Bank of Greece SA	8,407	128,227
OPAP SA	4,652	104,420
		583,187
Hong Kong–0.13%
AIA Group Ltd.	95	978
Geely Automobile Holdings Ltd.	504,000	1,165,689
Prudential PLC	51,066	785,552
Techtronic Industries Co. Ltd.	73,500	845,480
		2,797,699
Hungary–0.02%
OTP Bank Nyrt	3,131	335,719
		335,719
India–0.10%
Axis Bank Ltd.	2,873	40,626
Eicher Motors Ltd.	1,264	102,893
LVIP BlackRock Global Allocation Fund-2

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Hindustan Aeronautics Ltd.	5,198	$254,071
ICICI Bank Ltd.	2,620	39,212
†IndusInd Bank Ltd.	7,792	74,963
Infosys Ltd.	12,594	226,804
ITC Ltd.	76,068	341,401
SBI Life Insurance Co. Ltd.	46,041	1,043,613
		2,123,583
Indonesia–0.03%
Astra International Tbk. PT	137,700	55,267
Bank Mandiri Persero Tbk. PT	1,278,700	389,918
Bank Syariah Indonesia Tbk. PT	161,863	21,587
Ciputra Development Tbk. PT	1,377,900	68,418
Mitra Adiperkasa Tbk. PT	546,500	38,133
Telkom Indonesia Persero Tbk. PT	124,100	25,966
		599,289
Ireland–0.93%
Accenture PLC Class A	6,092	1,634,483
†Aptiv PLC	4,974	378,472
Experian PLC	9,590	432,380
Medtronic PLC	67,822	6,514,981
TE Connectivity PLC	2,647	602,219
Trane Technologies PLC	26,009	10,122,703
		19,685,238
Israel–0.05%
†Teva Pharmaceutical Industries Ltd. ADR	31,510	983,427
		983,427
Italy–1.25%
Ferrari NV	1,708	634,717
FinecoBank Banca Fineco SpA	20,876	540,888
Intesa Sanpaolo SpA	1,687,081	11,657,902
Leonardo SpA	33,071	1,891,679
Mediobanca Banca di Credito Finanziario SpA	19,013	394,726
UniCredit SpA	137,876	11,419,813
		26,539,725
Japan–1.64%
Advantest Corp.	13,300	1,681,756
Asahi Intecc Co. Ltd.	17,600	329,920
Asahi Kasei Corp.	58,700	521,770
Bridgestone Corp.	11,000	247,492
Canon, Inc.	32,800	970,506
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Dai-ichi Life Holdings, Inc.	64,400	$535,200
Daiwa Securities Group, Inc.	94,300	826,425
ENEOS Holdings, Inc.	207,600	1,468,792
FUJIFILM Holdings Corp.	15,383	326,403
Furukawa Electric Co. Ltd.	6,900	439,960
Idemitsu Kosan Co. Ltd.	75,500	571,631
Inpex Corp.	17,100	342,009
Isetan Mitsukoshi Holdings Ltd.	17,400	252,736
Japan Exchange Group, Inc.	57,100	609,460
Japan Post Bank Co. Ltd.	66,100	930,494
Japan Post Holdings Co. Ltd.	50,100	528,626
Japan Tobacco, Inc.	58,000	2,084,653
Kakaku.com, Inc.	16,800	247,662
Kansai Paint Co. Ltd.	14,271	225,441
KDDI Corp.	56,000	969,231
Keyence Corp.	3,500	1,266,036
Kuraray Co. Ltd.	3,000	30,433
LY Corp.	245,500	653,262
†Metaplanet, Inc.	83,300	212,692
MISUMI Group, Inc.	22,600	352,677
Mitsubishi UFJ Financial Group, Inc.	68,061	1,080,201
Mizuho Financial Group, Inc.	6,300	229,916
Murata Manufacturing Co. Ltd.	71,100	1,469,491
Nexon Co. Ltd.	37,300	911,108
NIDEC Corp.	99,500	1,351,012
Nintendo Co. Ltd.	13,200	891,192
Nippon Steel Corp.	25,300	103,529
Nissan Chemical Corp.	11,000	377,991
Nomura Holdings, Inc.	94,100	783,897
Obayashi Corp.	26,900	562,961
Olympus Corp.	70,800	897,691
Rakus Co. Ltd.	31,442	208,720
Sanrio Co. Ltd.	11,500	359,837
Santen Pharmaceutical Co. Ltd.	24,363	252,709
†SBI Shinsei Bank Ltd.	33,700	374,349
Seven & i Holdings Co. Ltd.	35,500	510,029
Shimizu Corp.	50,700	865,636
Socionext, Inc.	25,600	358,672
Sony Group Corp.	32,900	843,917
Sumitomo Mitsui Financial Group, Inc.	23,900	768,658
†Sumitomo Pharma Co. Ltd.	27,300	403,180
Suzuki Motor Corp.	67,600	1,010,989
TDK Corp.	16,000	226,364
TOTO Ltd.	10,300	284,593
Toyota Motor Corp.	89,600	1,924,348
Toyota Tsusho Corp.	21,200	714,847
LVIP BlackRock Global Allocation Fund-3

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Trend Micro, Inc.	7,256	$301,358
Yaskawa Electric Corp.	7,500	228,010
		34,920,472
Jersey–0.01%
†Wizz Air Holdings PLC	7,193	123,268
		123,268
Kazakhstan–0.01%
Halyk Savings Bank of Kazakhstan JSC GDR	3,919	117,301
†Kaspi.KZ JSC ADR	2,062	161,104
		278,405
Luxembourg–0.02%
Tenaris SA	20,515	395,855
		395,855
Macau–0.02%
Wynn Macau Ltd.	596,859	456,268
		456,268
Malaysia–0.01%
CIMB Group Holdings Bhd.	31,600	64,171
Frontken Corp. Bhd.	142,200	146,105
		210,276
Mexico–0.14%
America Movil SAB de CV	165,354	170,703
Fomento Economico Mexicano SAB de CV	3,583	36,219
Fresnillo PLC	34,808	1,552,104
Grupo Aeroportuario del Sureste SAB de CV Class B	6,898	222,529
Grupo Financiero Banorte SAB de CV Class O	78,232	724,822
Grupo Mexico SAB de CV	5,505	52,031
Promotora y Operadora de Infraestructura SAB de CV	5,133	76,173
Southern Copper Corp.	831	119,223
Wal-Mart de Mexico SAB de CV	32,861	102,210
		3,056,014
Netherlands–1.15%
†Adyen NV	160	258,012
†Argenx SE	363	306,206
†Argenx SE ADR	186	156,417
ASML Holding NV	10,587	11,407,706
ING Groep NV	347,091	9,756,113
Koninklijke Vopak NV	3,702	164,959
†Nebius Group NV	1,220	102,120
NXP Semiconductors NV	2,212	480,137
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
Prosus NV	12,015	$743,956
Wolters Kluwer NV	10,553	1,093,042
		24,468,668
Norway–0.03%
Kongsberg Gruppen ASA	10,902	279,367
Telenor ASA	23,012	334,696
		614,063
Philippines–0.01%
Ayala Land, Inc.	190,800	72,745
Bloomberry Resorts Corp.	351,100	15,155
DigiPlus Interactive Corp.	66,110	18,204
International Container Terminal Services, Inc.	9,850	94,523
Metropolitan Bank & Trust Co.	58,570	68,194
		268,821
Poland–0.07%
LPP SA	62	358,251
Powszechna Kasa Oszczednosci Bank Polski SA	10,269	242,369
Powszechny Zaklad Ubezpieczen SA	52,502	971,782
		1,572,402
Portugal–0.01%
Jeronimo Martins SGPS SA	5,013	119,291
		119,291
Republic of Korea–0.42%
†Doosan Enerbility Co. Ltd.	1,821	95,246
GS Engineering & Construction Corp.	10,074	137,554
HD Hyundai Heavy Industries Co. Ltd.	2,337	823,673
HD Hyundai Marine Solution Co. Ltd.	715	95,808
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,436	405,198
IsuPetasys Co. Ltd.	973	80,686
KB Financial Group, Inc.	1,790	154,092
Kia Corp.	1,148	97,320
†Korea Electric Power Corp.	8,641	283,595
†Krafton, Inc.	2,633	448,631
KT&G Corp.	5,461	538,689
Misto Holdings Corp.	2,328	69,002
NAVER Corp.	2,567	431,516
Samsung Electronics Co. Ltd.	32,317	2,708,646
LVIP BlackRock Global Allocation Fund-4

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
SK Hynix, Inc.	5,856	$2,652,052
		9,021,708
Saudi Arabia–0.06%
Ades Holding Co.	24,010	111,550
Al Rajhi Bank	12,950	336,378
Elm Co.	317	63,216
Etihad Etisalat Co.	17,899	314,491
†Rasan Information Technology Co.	6,151	189,966
Saudi Basic Industries Corp.	3,623	49,552
Saudi National Bank	5,116	51,667
Yanbu National Petrochemical Co.	13,823	101,251
		1,218,071
Singapore–0.01%
UOL Group Ltd.	22,394	152,092
		152,092
South Africa–0.14%
FirstRand Ltd.	157,121	861,021
Harmony Gold Mining Co. Ltd.	49,497	993,014
Kumba Iron Ore Ltd.	7,185	152,496
Mr. Price Group Ltd.	23,471	248,005
Northam Platinum Holdings Ltd.	10,554	214,172
Valterra Platinum Ltd.	5,219	441,989
Vodacom Group Ltd.	6,305	53,802
		2,964,499
Spain–0.29%
Banco Bilbao Vizcaya Argentaria SA	67,659	1,587,090
Banco de Sabadell SA	125,552	494,781
Bankinter SA	55,145	914,039
CaixaBank SA	134,431	1,643,570
Industria de Diseno Textil SA	8,243	543,747
Naturgy Energy Group SA	7,649	232,899
Repsol SA	40,889	762,924
		6,179,050
Sweden–0.15%
Atlas Copco AB Class A	70,258	1,250,773
EQT AB	4,282	167,281
Investor AB Class B	23,121	823,930
†Spotify Technology SA	474	275,256
SSAB AB Class A	6,180	46,810
SSAB AB Class B	15,917	119,178
Telefonaktiebolaget LM Ericsson Class B	56,799	552,770
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
=†πVoltage, Inc.	1,948	$0
		3,235,998
Switzerland–0.59%
ABB Ltd.	13,993	1,031,529
Alcon AG	6,345	502,067
Galderma Group AG	7,037	1,432,963
Garmin Ltd.	5,283	1,071,657
Holcim AG	13,641	1,327,955
Nestle SA	3,742	371,428
Novartis AG	19,615	2,702,866
Partners Group Holding AG	1,730	2,122,676
STMicroelectronics NV	18,800	491,340
UBS Group AG	4,556	210,371
Zurich Insurance Group AG	1,714	1,296,988
		12,561,840
Taiwan–1.40%
Accton Technology Corp.	22,000	830,213
Airtac International Group	15,000	442,082
ASMedia Technology, Inc.	5,000	192,134
ASPEED Technology, Inc.	3,000	690,211
Bizlink Holding, Inc.	10,000	483,113
eMemory Technology, Inc.	6,000	329,528
Genius Electronic Optical Co. Ltd.	24,685	352,098
Hon Hai Precision Industry Co. Ltd.	78,000	571,765
International Games System Co. Ltd.	8,000	183,549
MediaTek, Inc.	10,060	456,776
Realtek Semiconductor Corp.	44,682	693,763
Taiwan Semiconductor Manufacturing Co. Ltd.	474,000	23,300,539
TS Financial Holding Co. Ltd.	240,000	155,808
†Winbond Electronics Corp.	391,000	1,028,679
		29,710,258
Thailand–0.02%
CP ALL PCL	151,700	209,491
Krungthai Card PCL	155,300	129,345
†Sea Ltd. ADR	134	17,094
True Corp. PCL NVDR	236,100	81,590
		437,520
Turkey–0.03%
Akbank TAS	182,403	295,943
†MLP Saglik Hizmetleri AS	12,256	108,504
Turkiye Is Bankasi AS Class C	708,019	231,810
		636,257
LVIP BlackRock Global Allocation Fund-5

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Arab Emirates–0.04%
Abu Dhabi Commercial Bank PJSC	21,955	$85,483
Air Arabia PJSC	112,020	141,949
Aldar Properties PJSC	47,069	111,400
Borouge PLC	132,029	94,515
Emaar Development PJSC	19,618	80,895
Emaar Properties PJSC	88,299	336,997
Emirates Integrated Telecommunications Co. PJSC	27,715	73,952
=†NMC Health PLC	123,425	0
		925,191
United Kingdom–2.42%
3i Group PLC	8,938	391,921
Admiral Group PLC	17,453	746,602
Anglo American PLC	9,926	410,564
BAE Systems PLC	346,275	7,969,540
BP PLC	78,407	457,267
British American Tobacco PLC	46,249	2,621,887
British Land Co. PLC	36,761	199,480
Bunzl PLC	19,636	548,316
Compass Group PLC	156,653	4,963,560
Convatec Group PLC	64,922	211,965
†Genius Sports Ltd.	51,601	568,643
GSK PLC	41,670	1,021,632
Haleon PLC	97,065	490,507
Imperial Brands PLC	14,031	589,164
J Sainsbury PLC	220,576	966,308
Lion Finance Group PLC	1,079	134,900
National Grid PLC	556,296	8,532,734
NatWest Group PLC	277,704	2,436,097
RELX PLC	100,637	4,054,344
Rio Tinto PLC	3,804	306,416
Rolls-Royce Holdings PLC	244,145	3,775,877
Schroders PLC	75,058	410,302
Shell PLC	241,530	8,947,250
St. James's Place PLC	23,376	434,195
†Verisure PLC	21,941	360,991
		51,550,462
United States–43.60%
Abbott Laboratories	38,500	4,823,665
AbbVie, Inc.	20,311	4,640,860
∞†Adobe, Inc.	9,899	3,464,551
†Advanced Micro Devices, Inc.	19,295	4,132,217
Air Products & Chemicals, Inc.	10,249	2,531,708
†Airbnb, Inc. Class A	14,791	2,007,435
†Akamai Technologies, Inc.	6,355	554,474
Albemarle Corp.	4,832	683,438
†Alliance Laundry Holdings, Inc.	25,113	511,050
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Alphabet, Inc. Class C	156,736	$49,183,757
Altria Group, Inc.	54,547	3,145,180
†Amazon.com, Inc.	161,354	37,243,730
†AMC Networks, Inc. Class A	10,929	104,044
Ameren Corp.	1,493	149,091
American Express Co.	5,818	2,152,369
Amphenol Corp. Class A	14,305	1,933,178
Analog Devices, Inc.	559	151,601
Apollo Global Management, Inc.	41,674	6,032,728
Apple, Inc.	162,761	44,248,205
†AppLovin Corp. Class A	2,441	1,644,795
†Arista Networks, Inc.	6,775	887,728
†Autodesk, Inc.	12,912	3,822,081
Automatic Data Processing, Inc.	4,632	1,191,489
†AutoNation, Inc.	774	159,816
†AutoZone, Inc.	117	396,805
†Avaya Holdings Corp.	121	1,775
†Axsome Therapeutics, Inc.	1,441	263,184
Bank of America Corp.	315,960	17,377,800
†Berkshire Hathaway, Inc. Class B	3,463	1,740,677
Best Buy Co., Inc.	32,611	2,182,654
†Boeing Co.	49,258	10,694,897
Booking Holdings, Inc.	848	4,541,320
†Boston Scientific Corp.	99,265	9,464,918
Bristol-Myers Squibb Co.	24,282	1,309,771
Broadcom, Inc.	66,667	23,073,449
†Burlington Stores, Inc.	1,672	482,957
†Cadence Design Systems, Inc.	2,672	835,214
†Caesars Entertainment, Inc.	10,015	234,251
Capital One Financial Corp.	46,496	11,268,771
Cardinal Health, Inc.	551	113,231
=†Caresyntax, Inc.	2,497	0
Carrier Global Corp.	10,320	545,309
†Carvana Co.	2,279	961,784
†Centene Corp.	7,399	304,469
Century Communities, Inc.	6,492	385,300
Charles Schwab Corp.	1,329	132,780
†Charter Communications, Inc. Class A	4,650	970,687
Chevron Corp.	44,477	6,778,740
†Circle Internet Group, Inc.	21,057	1,669,820
Cisco Systems, Inc.	113,892	8,773,101
Citigroup, Inc.	109,693	12,800,076
Coca-Cola Co.	26,763	1,871,001
Cognizant Technology Solutions Corp. Class A	2,318	192,394
†Coinbase Global, Inc. Class A	2,101	475,120
LVIP BlackRock Global Allocation Fund-6

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Comerica, Inc.	1,401	$121,789
Constellation Energy Corp.	1,122	396,369
Costco Wholesale Corp.	15,948	13,752,598
CRH PLC	53,491	6,675,677
†Crowdstrike Holdings, Inc. Class A	2,876	1,348,154
=†πCrown PropTech Acquisitions	9,077	0
=†Crown PropTech Acquisitions Class A	8,069	91,825
†Datadog, Inc. Class A	29,836	4,057,398
†Deckers Outdoor Corp.	1,989	206,200
Dell Technologies, Inc. Class C	13,363	1,682,134
Delta Air Lines, Inc.	86,986	6,036,828
Devon Energy Corp.	34,240	1,254,211
Dick's Sporting Goods, Inc.	2,135	422,666
Dollar General Corp.	13,265	1,761,194
Domino's Pizza, Inc.	547	228,001
DR Horton, Inc.	29,317	4,222,528
Duke Energy Corp.	4,769	558,974
Eaton Corp. PLC	5,386	1,715,495
eBay, Inc.	9,125	794,787
†EchoStar Corp. Class A	20,608	2,240,090
†Edwards Lifesciences Corp.	15,031	1,281,393
Eli Lilly & Co.	20,107	21,608,591
EMCOR Group, Inc.	358	219,021
EOG Resources, Inc.	16,561	1,739,071
†EPAM Systems, Inc.	762	156,119
=†πEpic Games, Inc.	3,175	1,998,250
EQT Corp.	88,420	4,739,312
Estee Lauder Cos., Inc. Class A	8,376	877,135
=†πExo, Inc.	1,035	383
FactSet Research Systems, Inc.	4,190	1,215,896
=†πFanatics Holdings, Inc.	37,931	3,034,480
=†πFarmers Business Network, Inc.	24,139	24,863
Fifth Third Bancorp	12,324	576,886
†Figma, Inc. Class A	2,897	108,261
First Citizens BancShares, Inc. Class A	386	828,425
First Horizon Corp.	21,163	505,796
Flagstar Bank NA	69,920	880,293
†Flex Ltd.	11,402	688,909
Ford Motor Co.	227,776	2,988,421
†Fortinet, Inc.	12,313	977,775
Fortive Corp.	7,334	404,910
Fox Corp. Class A	13,613	994,702
Freeport-McMoRan, Inc.	132,255	6,717,231
GE Vernova, Inc.	7,911	5,170,392
General Electric Co.	22,671	6,983,348
Gilead Sciences, Inc.	9,929	1,218,685
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Goldman Sachs Group, Inc.	2,694	$2,368,026
=†πGrand Rounds, Inc.	1,035,048	828,038
HCA Healthcare, Inc.	224	104,577
Hewlett Packard Enterprise Co.	22,960	551,499
Hilton Worldwide Holdings, Inc.	11,580	3,326,355
Home Depot, Inc.	20,870	7,181,367
Honeywell International, Inc.	16,902	3,297,411
Howmet Aerospace, Inc.	12,945	2,653,984
Humana, Inc.	1,449	371,132
Huntington Bancshares, Inc.	73,648	1,277,793
Huntington Ingalls Industries, Inc.	2,438	829,091
†iHeartMedia, Inc. Class A	721	2,999
Illinois Tool Works, Inc.	7,410	1,825,083
†Incyte Corp.	9,365	924,981
†Insmed, Inc.	1,912	332,764
†Intel Corp.	54,503	2,011,161
Intuit, Inc.	10,581	7,009,066
†Intuitive Surgical, Inc.	12,963	7,341,725
Invesco Ltd.	25,963	682,048
Jabil, Inc.	8,785	2,003,156
=†πJawbone, Inc.	32,637	0
Johnson & Johnson	28,845	5,969,473
JPMorgan Chase & Co.	50,285	16,202,833
Keurig Dr. Pepper, Inc.	52,665	1,475,147
KLA Corp.	800	972,064
Lam Research Corp.	52,662	9,014,681
Las Vegas Sands Corp.	23,603	1,536,319
†Live Nation Entertainment, Inc.	31,944	4,552,020
Lockheed Martin Corp.	5,855	2,831,888
†Lumen Technologies, Inc.	37,515	291,492
†M/I Homes, Inc.	1,645	210,478
Marsh & McLennan Cos., Inc.	34,783	6,452,942
Marvell Technology, Inc.	12,551	1,066,584
†Masimo Corp.	10,853	1,411,541
Mastercard, Inc. Class A	20,661	11,794,952
Match Group, Inc.	48,928	1,579,885
McDonald's Corp.	9,445	2,886,675
McKesson Corp.	9,974	8,181,572
Merck & Co., Inc.	37,180	3,913,567
Meritage Homes Corp.	5,121	336,962
Meta Platforms, Inc. Class A	30,128	19,887,192
Micron Technology, Inc.	45,084	12,867,424
∞Microsoft Corp.	108,854	52,643,971
†Moderna, Inc.	61,740	1,820,713
†MongoDB, Inc.	7,741	3,248,820
LVIP BlackRock Global Allocation Fund-7

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Monolithic Power Systems, Inc.	1,138	$1,031,438
Morgan Stanley	9,011	1,599,723
Motorola Solutions, Inc.	4,172	1,599,211
†MP Materials Corp.	16,790	848,231
MSCI, Inc.	2,473	1,418,834
=†πMythic AI, Inc.	685	0
†Netflix, Inc.	58,896	5,522,089
Newmont Corp.	11,571	1,155,364
NextEra Energy, Inc.	97,292	7,810,602
NRG Energy, Inc.	8,083	1,287,137
∞NVIDIA Corp.	313,288	58,428,212
Omnicom Group, Inc.	14,150	1,142,612
Oracle Corp.	13,756	2,681,182
Otis Worldwide Corp.	34,597	3,022,048
†Palantir Technologies, Inc. Class A	25,623	4,554,488
†Palladyne AI Corp.	2,338	9,960
Paramount Skydance Corp. Class B	4,180	56,012
PayPal Holdings, Inc.	4,271	249,341
PepsiCo, Inc.	7,942	1,139,836
Pfizer, Inc.	52,861	1,316,239
Philip Morris International, Inc.	42,019	6,739,848
Pinnacle West Capital Corp.	5,805	514,903
PNC Financial Services Group, Inc.	3,618	755,185
Principal Financial Group, Inc.	19,919	1,757,055
Procter & Gamble Co.	27,072	3,879,688
Progressive Corp.	35,541	8,093,397
Prologis, Inc.	12,045	1,537,665
Prudential Financial, Inc.	16,942	1,912,413
Qnity Electronics, Inc. Class W/I	3,537	288,796
Raymond James Financial, Inc.	708	113,698
Regeneron Pharmaceuticals, Inc.	1,253	967,153
=†πRelativity Space, Inc.	406	418
ResMed, Inc.	837	201,608
†Robinhood Markets, Inc. Class A	5,777	653,379
†ROBLOX Corp. Class A	5,457	442,181
Rocket Cos., Inc. Class A	62,561	1,211,181
Rockwell Automation, Inc.	300	116,721
Royalty Pharma PLC Class A	3,692	142,659
RTX Corp.	3,754	688,484
S&P Global, Inc.	1,605	838,757
Salesforce, Inc.	31,933	8,459,371
†ServiceNow, Inc.	46,755	7,162,398
†ServiceTitan, Inc. Class A	35,878	3,821,007
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Six Flags Entertainment Corp.	17,881	$274,295
Skyworks Solutions, Inc.	29,533	1,872,688
SLB Ltd.	8,515	326,806
=†πSnorkel AI, Inc.	4,461	27,301
†Snowflake, Inc. Class A	2,918	640,092
Solaris Energy Infrastructure, Inc. Class A	15,070	692,768
†Soleno Therapeutics, Inc.	2,165	100,240
=†Source Global PBC	8,696	696
Southern Co.	3,885	338,772
Southwest Airlines Co.	14,629	604,617
Starbucks Corp.	5,409	455,492
†Starz Entertainment Corp.	3,456	40,435
STERIS PLC	692	175,436
Stryker Corp.	29,762	10,460,450
Synchrony Financial	15,361	1,281,568
T. Rowe Price Group, Inc.	5,000	511,900
†Take-Two Interactive Software, Inc.	2,729	698,706
Tapestry, Inc.	8,898	1,136,897
Target Corp.	5,047	493,344
TD SYNNEX Corp.	2,863	430,108
†Tesla, Inc.	34,604	15,562,111
Texas Instruments, Inc.	2,760	478,832
Textron, Inc.	20,124	1,754,209
=†πTeya Holdings Ltd.	331	103,444
Thermo Fisher Scientific, Inc.	6,514	3,774,537
TJX Cos., Inc.	57,180	8,783,420
T-Mobile U.S., Inc.	3,339	677,951
Toll Brothers, Inc.	7,319	989,675
TransDigm Group, Inc.	5,024	6,681,166
†Tri Pointe Homes, Inc.	11,199	352,433
†Tyler Technologies, Inc.	518	235,146
U.S. Bancorp	27,412	1,462,704
†Uber Technologies, Inc.	26,032	2,127,075
†Ulta Beauty, Inc.	877	530,594
Union Pacific Corp.	17,922	4,145,717
†United Airlines Holdings, Inc.	55,611	6,218,422
†United Therapeutics Corp.	672	327,432
UnitedHealth Group, Inc.	10,528	3,475,398
Universal Health Services, Inc. Class B	2,058	448,685
Valero Energy Corp.	14,781	2,406,199
Ventas, Inc.	2,725	210,860
†Vera Therapeutics, Inc.	2,198	111,307
=†πVerger Capital Fund LLC	108,057	16,209
Verizon Communications, Inc.	85,689	3,490,113
†Vertex Pharmaceuticals, Inc.	8,885	4,028,104
Vertiv Holdings Co. Class A	30,722	4,977,271
LVIP BlackRock Global Allocation Fund-8

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Viatris, Inc.	185,353	$2,307,645
VICI Properties, Inc.	11,720	329,566
Visa, Inc. Class A	5,010	1,757,057
Vistra Corp.	23,355	3,767,862
Walmart, Inc.	128,809	14,350,611
Walt Disney Co.	84,299	9,590,697
Waste Management, Inc.	3,879	852,255
†Wealthfront Corp.	23,711	322,232
Wells Fargo & Co.	185,803	17,316,840
Welltower, Inc.	1,750	324,817
West Pharmaceutical Services, Inc.	269	74,013
Williams Cos., Inc.	100,907	6,065,520
†Wolfspeed, Inc.	1,191	20,735
†Workday, Inc. Class A	2,353	505,377
Wynn Resorts Ltd.	16,250	1,955,362
Zimmer Biomet Holdings, Inc.	8,127	730,780
Zoetis, Inc.	23,826	2,997,787
		927,189,667
Uruguay–0.06%
†MercadoLibre, Inc.	626	1,260,927
		1,260,927
Total Common Stock (Cost $875,294,446)		1,303,372,497
ΔCONVERTIBLE PREFERRED STOCKS–0.72%
United States–0.72%
=†πDatabricks, Inc. Series F	60,501	11,495,190
=†πDatabricks, Inc. Series G	16,533	3,141,270
Wells Fargo & Co. Series L Class A	617	747,804
Total Convertible Preferred Stocks (Cost $5,498,082)		15,384,264
ΔPREFERRED STOCKS–0.76%
United Kingdom–0.02%
=†π10X Future Technologies Services Ltd. Series D	46,779	467,874
		467,874
United States–0.74%
=†πBreeze Aviation Group, Inc. Series B	1,998	310,789
=†πBytedance Ltd. Series E1	23,481	6,073,830
•Citigroup Capital XIII 10.47% (3 mo. USD Term SOFR + 6.63%) 10/30/40	51,122	1,543,884
†Cohesity Global, Inc. Series G 1	2,783	66,792
†Cohesity Global, Inc. Series G	4,028	97,679
=†πDream Finders Homes, Inc.	2,409	2,387,921
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS (continued)
United States (continued)
=†πExo, Inc. Series D	48,140	$35,624
=†πJumpcloud, Inc. Series E1 Series E-1	491,634	1,091,428
=†πJumpcloud, Inc. Series F Series F	32,336	71,786
=†Lessen Holdings, Inc.	53,911	0
=†πLoadsmart, Inc. Series C Series C	96,249	649,681
=†πLoadsmart, Inc. Series D Series D	8,526	87,647
=†πNeon Pagamentos SA	3,076	1,274,971
=†πNoodle Partners, Inc. Series C	69,413	45,813
=†πPsiQuantum Corp. Series D	14,776	636,550
=†πSambaNova Systems, Inc. Series C Series C	16,831	416,567
=†πSambaNova Systems, Inc. Series D Series D	5,355	270,053
=†πSnorkel AI, Inc. Series C	15,980	122,087
=†πUrsa Major Technologies, Inc.	102,993	453,169
		15,636,271
Total Preferred Stocks (Cost $19,297,307)		16,104,145
ΔRIGHTS–0.00%
United States–0.00%
=†Walgreens Boots Alliance, Inc.	30,243	16,029
Total Rights (Cost $16,029)		16,029
ΔWARRANTS–0.00%
Brazil–0.00%
†Lavoro Ltd. exp 12/27/27 exercise price USD 11.5000	6,063	66
		66
United States–0.00%
†Crown PropTech Acquisitions exp 12/31/27 exercise price USD 11.5000	12,103	303
†EVgo, Inc. exp 7/01/26 exercise price USD 11.5000	16,129	1,210
†Hippo Holdings, Inc. exp 8/02/26 exercise price USD 287.5000	12,653	166
=†Latch, Inc. exp 6/04/26 exercise price USD 11.5000	20,232	0
†Offerpad Solutions, Inc. exp 9/01/26 exercise price USD 11.5000	22,210	311
†Palladyne AI Corp. exp 9/24/26 exercise price USD 11.5000	44,727	2,742
LVIP BlackRock Global Allocation Fund-9

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔWARRANTS (continued)
United States (continued)
=†πSonder Holdings, Inc. exp 12/31/99 exercise price USD 1.0000	3,371	$0
=†πSonder Holdings, Inc. exp 12/31/99 exercise price USD 1.0000	33,652	0
		4,732
Total Warrants (Cost $153,096)		4,798

	Principal Amount°
ΔCONVERTIBLE BONDS–0.42%
Austria–0.03%
ams-OSRAM AG 2.13%, exercise price $2.1250 11/3/27	500,000	558,955
		558,955
Chile–0.01%
@WOM Chile Holdco SpA 5.00%, exercise price $5.0000 4/1/32	130,200	119,548
		119,548
China–0.04%
Alibaba Group Holding Ltd. 0.50%, exercise price $0.5000 6/1/31	490,000	760,970
		760,970
France–0.04%
Clariane SE 0.88%, exercise price $0.8750 3/6/27	350,400	233,108
Schneider Electric SE 1.25%, exercise price $1.2500 9/23/33	500,000	594,699
		827,807
Germany–0.04%
Salzgitter AG 3.38%, exercise price $3.3750 10/22/32	300,000	384,114
TAG Immobilien AG 0.63%, exercise price $0.6250 3/11/31	200,000	239,168
Vonovia SE 0.88%, exercise price $0.8750 5/20/32	300,000	340,749
		964,031
India–0.00%
=‡REI Agro Ltd. 5.50%, exercise price $5.5000 11/13/14	599,000	0
		0
	Principal Amount°	Value (U.S. $)
ΔCONVERTIBLE BONDS (continued)
Mexico–0.04%
Fomento Economico Mexicano SAB de CV 2.63%, exercise price $2.6250 2/24/26	800,000	$939,664
		939,664
Spain–0.02%
Cellnex Telecom SA 0.75%, exercise price $0.7500 11/20/31	200,000	211,611
Iberdrola Finanzas SA 1.50%, exercise price $1.5000 3/27/30	200,000	262,880
		474,491
United States–0.20%
AMC Networks, Inc. 4.25%, exercise price $4.2500 2/15/29	417,000	425,131
^Core Scientific, Inc. 0.00%, exercise price $0.0100 6/15/31	104,000	109,273
CoreWeave, Inc. 1.75%, exercise price $1.7500 12/1/31	130,000	123,012
DISH Network Corp. 3.38%, exercise price $3.3750 8/15/26	195,000	187,687
Galaxy Digital Holdings LP 0.50%, exercise price $0.5000 5/1/31	301,000	227,405
Live Nation Entertainment, Inc. 2.88%, exercise price $2.8750 10/15/31	105,000	103,163
Solaris Energy Infrastructure, Inc.
0.25%, exercise price $0.2500 10/1/31	1,841,000	1,990,581
4.75%, exercise price $4.7500 5/1/30	558,000	1,112,485
Stem, Inc. 0.50%, exercise price $0.5000 12/1/28	73,000	28,470
Wolfspeed, Inc.
2.50%, exercise price $2.5000 6/15/31	2,000	2,963
2.50%, exercise price $2.5000 6/15/31	7,000	10,369
		4,320,539
Total Convertible Bonds (Cost $7,948,277)		8,966,005
LVIP BlackRock Global Allocation Fund-10

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔAGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.01%
United States–0.01%
•Federal Home Loan Mortgage Corp. STACR REMICS Trust 7.27% (30 day USD SOFR Average + 3.40%) 1/25/42		138,145	$141,270
Total Agency Collateralized Mortgage Obligations (Cost $120,946)			141,270
ΔAGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.01%
United States–0.01%
*♦•Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Class X1 0.78% 5/25/29		5,657,546	111,489
Class X1 1.03% 10/25/30		1,683,757	66,603
Class XFX 1.36% 12/25/29		922,608	34,897
Class X1 1.41% 7/25/30		271,595	13,913
Class X1 1.57% 4/25/30		533,700	29,268
Class X1 1.64% 4/25/30		259,790	14,928
•Federal National Mortgage Association-ACES 3.75% 9/25/30		58,778	58,264
Total Agency Commercial Mortgage-Backed Securities (Cost $325,320)			329,362
ΔAGENCY MORTGAGE-BACKED SECURITY–0.63%
United States–0.63%
Uniform Mortgage-Backed Security, TBA 3.50% 1/1/56		14,543,000	13,443,754
Total Agency Mortgage-Backed Security (Cost $13,368,198)			13,443,754
ΔCORPORATE BONDS–9.24%
Argentina–0.00%
Telecom Argentina SA 9.25% 5/28/33		26,387	27,564
Vista Energy Argentina SAU 8.50% 6/10/33		40,000	41,100
			68,664
Australia–0.13%
AGL Energy Ltd. 5.77% 9/30/35	AUD	200,000	129,110
Fortescue Treasury Pty. Ltd. 4.38% 4/1/31		100,000	96,712
Mineral Resources Ltd.
8.50% 5/1/30		462,000	480,451
9.25% 10/1/28		93,000	97,604
•National Australia Bank Ltd. 4.95% (3 mo. AUD Bank Bill Swap + 1.30%) 11/14/35	AUD	430,000	286,754
μPacific National Finance Pty. Ltd. 7.75% 12/11/54	AUD	190,000	128,158
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Australia (continued)
Port of Newcastle Investments Financing Pty. Ltd. 6.10% 7/18/33	AUD	180,000	$119,725
=Quintis Australia Pty. Ltd. (PIK Rate 12.00%, Cash Rate 12.00%) 12.00% 10/1/28		6,149,065	0
=Quintis Australia Pty. Ltd. (PIK Rate 7.50%, Cash Rate 8.00%) 7.50% 10/1/26		6,870,789	687,079
Santos Finance Ltd. 5.75% 11/13/35		250,000	248,611
Scentre Group Trust 1 5.35% 9/18/35	AUD	430,000	273,867
Tabcorp Finance Pty. Ltd. 5.99% 5/28/31	AUD	250,000	164,700
			2,712,771
Austria–0.02%
LD Celulose International GmbH 7.95% 1/26/32		200,000	208,362
Sappi Papier Holding GmbH 4.50% 3/15/32	EUR	166,000	189,371
			397,733
Brazil–0.01%
@Samarco Mineracao SA
9.50% 6/30/31		11,735	11,887
9.50% 6/30/31		99,554	100,844
Suzano Austria GmbH 3.13% 1/15/32		45,000	40,254
Vale Overseas Ltd. 6.40% 6/28/54		39,000	39,800
			192,785
British Virgin Islands–0.01%
Fortune Star BVI Ltd. 6.80% 9/9/29		200,000	196,903
			196,903
Canada–0.13%
1011778 BC ULC/New Red Finance, Inc. 6.13% 6/15/29		100,000	102,658
♦Air Canada Pass-Through Trust 10.50% 7/15/26		664,000	682,394
Bausch & Lomb Corp. 8.38% 10/1/28		417,000	435,244
•Bausch & Lomb Netherlands BV & Bausch & Lomb, Inc. 5.87% (3 mo. EURIBOR + 3.88%) 1/15/31	EUR	128,000	152,796
μBell Telephone Co. of Canada or Bell Canada 6.88% 9/15/55		125,000	128,967
Bombardier, Inc. 7.25% 7/1/31		125,000	133,206
LVIP BlackRock Global Allocation Fund-11

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Canada (continued)
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC
4.88% 2/15/30	177,000	$164,867
6.25% 9/15/27	100,000	100,057
Garda World Security Corp. 8.38% 11/15/32	200,000	203,722
Gran Tierra Energy, Inc. 9.50% 10/15/29	200,000	140,684
Jones Deslauriers Insurance Management, Inc. 8.50% 3/15/30	100,000	104,811
NOVA Chemicals Corp. 5.25% 6/1/27	100,000	100,612
Open Text Corp. 3.88% 2/15/28	114,000	111,878
μRogers Communications, Inc.
5.25% 3/15/82	100,000	99,956
7.00% 4/15/55	100,000	104,620
μTELUS Corp. 6.63% 10/15/55	103,000	105,106
		2,871,578
Cayman Islands–0.02%
μAl Rajhi Sukuk Ltd. 6.25% 7/21/30	200,000	203,178
Azorra Finance Ltd. 7.75% 4/15/30	100,000	105,592
μBanco Mercantil del Norte SA 8.38% 5/20/31	200,000	210,000
		518,770
Chile–0.01%
μAES Andes SA 8.15% 6/10/55	200,000	209,278
@WOM Mobile SA 11.00% 4/1/31	8,965	8,808
		218,086
China–0.00%
‡Fantasia Holdings Group Co. Ltd.
10.88% 1/9/23	233,000	2,330
11.75% 4/17/22	204,000	2,040
		4,370
Colombia–0.01%
Ecopetrol SA 8.88% 1/13/33	101,000	107,862
SURA Asset Management SA 6.35% 5/13/32	200,000	213,266
		321,128
Costa Rica–0.01%
Liberty Costa Rica Senior Secured Finance 10.88% 1/15/31	200,000	210,000
		210,000
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Czech Republic–0.02%
Czechoslovak Group AS 5.25% 1/10/31	EUR	421,000	$512,806
			512,806
Denmark–0.01%
•SGL Group ApS 6.30% (3 mo. EURIBOR + 4.25%) 2/24/31	EUR	160,000	180,324
			180,324
Finland–0.02%
Mehilainen Yhtiot OYJ 5.13% 6/30/32	EUR	307,000	366,263
			366,263
France–0.45%
Afflelou SAS 6.00% 7/25/29	EUR	324,000	396,107
μAir France-KLM 5.75% 5/21/30	EUR	200,000	238,090
Altice France SA 5.63% 7/15/32	EUR	123,986	138,642
φAtos SE
1.04% 12/18/32	EUR	300,771	231,533
5.20% 12/18/30	EUR	389,161	451,002
9.36% 12/18/29	EUR	427,866	576,087
•Bertrand Franchise Finance SAS 5.75% (3 mo. EURIBOR + 3.75%) 7/18/30	EUR	159,000	185,751
μElectricite de France SA
4.38% 1/6/31	EUR	200,000	232,578
5.13% 9/17/29	EUR	200,000	241,367
7.38% 6/17/35	GBP	200,000	276,299
ELO SACA 2.88% 1/29/26	EUR	100,000	117,308
Forvia SE
2.75% 2/15/27	EUR	101,000	118,427
6.75% 9/15/33		200,000	206,515
FR Bondco SAS 6.88% 10/31/32	EUR	169,000	199,304
Goldstory SAS
• 6.05% (3 mo. EURIBOR + 4.00%) 2/1/30	EUR	346,000	411,578
6.75% 2/1/30	EUR	500,000	609,535
Iliad Holding SAS 5.63% 10/15/28	EUR	1,000,000	1,191,475
iliad SA 4.25% 1/9/32	EUR	300,000	355,645
Loxam SAS 6.38% 5/31/29	EUR	637,200	774,827
New Immo Holding SA
4.88% 12/8/28	EUR	400,000	476,065
5.88% 4/17/28	EUR	100,000	121,563
Paprec Holding SA 4.13% 7/15/30	EUR	401,000	473,503
μRCI Banque SA
4.75% 3/24/37	EUR	200,000	239,537
5.50% 10/9/34	EUR	400,000	495,437
6.13% 9/24/30	EUR	200,000	236,277
LVIP BlackRock Global Allocation Fund-12

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
France (continued)
μUnibail-Rodamco-Westfield SE 4.75% 6/11/31	EUR	300,000	$358,924
μVeolia Environnement SA 4.32% 10/24/32	EUR	100,000	116,943
			9,470,319
Germany–0.55%
Alstria Office AG
4.25% 10/15/29	EUR	200,000	232,459
5.50% 3/20/31	EUR	200,000	240,584
•APCOA Group GmbH 6.15% (3 mo. EURIBOR + 4.13%) 4/15/31	EUR	157,000	185,933
μBayer AG 5.38% 3/25/82	EUR	400,000	482,394
BRANICKS Group AG 2.25% 9/22/26	EUR	100,000	82,074
μCommerzbank AG
4.25% 10/9/27	EUR	200,000	233,372
7.88% 10/9/31	EUR	200,000	265,090
φDEMIRE Deutsche Mittelstand Real Estate AG 5.00% 12/31/27	EUR	528,455	583,792
μDeutsche Bank AG
4.50% 11/30/26	EUR	200,000	234,411
4.63% 10/30/27	EUR	1,000,000	1,163,897
6.75% 10/30/34	EUR	400,000	480,069
7.13% 10/30/30	EUR	200,000	248,664
μDeutsche Lufthansa AG 5.25% 1/15/55	EUR	500,000	609,803
Dynamo Newco II GmbH 6.25% 10/15/31	EUR	130,000	155,609
Fressnapf Holding SE 5.25% 10/31/31	EUR	152,000	178,254
Gruenenthal GmbH 4.63% 11/15/31	EUR	303,000	359,820
@IHO Verwaltungs GmbH
7.00% 11/15/31	EUR	275,000	348,915
8.75% 5/15/28	EUR	477,216	586,029
Mahle GmbH 6.50% 5/2/31	EUR	574,000	701,409
•Nidda Healthcare Holding GmbH 5.28% (3 mo. EURIBOR + 3.25%) 10/15/32	EUR	571,000	677,097
PCF GmbH
4.75% 4/15/29	EUR	100,000	54,766
• 6.78% (3 mo. EURIBOR + 4.75%) 4/15/29	EUR	145,440	79,840
•PrestigeBidCo GmbH 5.78% (3 mo. EURIBOR + 3.75%) 7/1/29	EUR	262,000	310,419
Progroup AG
5.13% 4/15/29	EUR	168,000	202,743
5.38% 4/15/31	EUR	116,000	139,351
Schaeffler AG
4.25% 4/1/28	EUR	100,000	119,966
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Germany (continued)
Schaeffler AG (continued)
5.38% 4/1/31	EUR	100,000	$123,906
Techem Verwaltungsgesellschaft 675 GmbH 4.63% 7/15/32	EUR	100,000	119,055
@Tele Columbus AG 10.00% 1/1/29	EUR	465,451	359,708
TK Elevator Midco GmbH 4.38% 7/15/27	EUR	1,218,000	1,436,422
TUI Cruises GmbH
5.00% 5/15/30	EUR	113,000	136,261
6.25% 4/15/29	EUR	389,000	475,417
			11,607,529
Greece–0.02%
μEurobank SA 4.00% 2/7/36	EUR	272,000	318,248
μNational Bank of Greece SA 5.88% 6/28/35	EUR	173,000	217,221
			535,469
Hong Kong–0.04%
Bangkok Bank PCL 5.30% 9/21/28		200,000	205,781
HKT Capital No. 6 Ltd. 3.00% 1/18/32		201,000	184,712
Melco Resorts Finance Ltd. 6.50% 9/24/33		200,000	200,512
Studio City Finance Ltd. 5.00% 1/15/29		200,000	193,112
			784,117
India–0.03%
μAxis Bank Ltd. 4.10% 9/8/26		200,000	197,416
Muthoot Finance Ltd. 6.38% 3/2/30		415,000	421,453
			618,869
Indonesia–0.03%
μBank Negara Indonesia Persero Tbk. PT 4.30% 3/24/27		200,000	195,298
Freeport Indonesia PT
4.76% 4/14/27		246,000	246,422
6.20% 4/14/52		200,000	203,350
			645,070
Ireland–0.08%
μAIB Group PLC 6.00% 7/14/31	EUR	325,000	391,100
eircom Finance DAC 5.00% 4/30/31	EUR	312,000	372,901
Flutter Treasury DAC 4.00% 6/4/31	EUR	277,000	324,699
GGAM Finance Ltd. 6.88% 4/15/29		100,000	103,719
LVIP BlackRock Global Allocation Fund-13

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Ireland (continued)
Perrigo Finance Unlimited Co.
5.38% 9/30/32	EUR	114,000	$136,329
6.13% 9/30/32		100,000	97,407
Virgin Media O2 Vendor Financing Notes V DAC 7.88% 3/15/32	GBP	164,000	221,755
			1,647,910
Israel–0.03%
Teva Pharmaceutical Finance Netherlands II BV 7.88% 9/15/31	EUR	506,000	711,351
			711,351
Italy–0.37%
μA2A SpA 5.00% 6/11/29	EUR	125,000	151,602
Agrifarma SpA 4.50% 10/31/28	EUR	1,022,000	1,211,817
Almaviva-The Italian Innovation Co. SpA 5.00% 10/30/30	EUR	431,000	510,713
μBPER Banca SpA 6.50% 3/20/30	EUR	200,000	243,121
Bubbles Bidco SpA
• 6.27% (3 mo. EURIBOR + 4.25%) 9/30/31	EUR	251,000	297,465
6.50% 9/30/31	EUR	156,000	188,083
•Cedacri SpA 6.69% (3 mo. EURIBOR + 4.63%) 5/15/28	EUR	110,000	130,450
Dolcetto Holdco SpA
5.63% 7/14/32	EUR	217,000	258,839
• 5.73% (3 mo. EURIBOR + 3.63%) 7/14/32	EUR	100,000	119,106
•Duomo Bidco SpA 5.31% (3 mo. EURIBOR + 3.25%) 1/15/32	EUR	258,000	305,523
Engineering - Ingegneria Informatica - SpA 8.63% 2/15/30	EUR	153,000	192,810
μEni SpA 4.88% 1/21/34	EUR	225,000	268,056
Fedrigoni SpA 6.13% 6/15/31	EUR	347,000	397,413
@Fiber Midco SpA 10.75% 6/15/29	EUR	217,000	195,569
Fibercop SpA
4.75% 6/30/30	EUR	100,000	119,416
5.13% 6/30/32	EUR	100,000	119,440
FIS Fabbrica Italiana Sintetici SpA 5.63% 8/1/27	EUR	288,000	338,453
Gruppo San Donato SPA 6.50% 10/31/31	EUR	126,000	150,713
•IMA Industria Macchine Automatiche SpA 5.78% (3 mo. EURIBOR + 3.75%) 4/15/29	EUR	385,000	457,657
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Italy (continued)
•Irca SpA/Gallarate 5.85% (3 mo. EURIBOR + 3.75%) 12/15/29	EUR	213,000	$254,368
Itelyum Regeneration SpA 5.75% 4/15/30	EUR	200,000	234,272
Lottomatica Group SpA
4.88% 1/31/31	EUR	189,000	228,741
• 5.31% (3 mo. EURIBOR + 3.25%) 6/1/31	EUR	155,000	183,269
5.38% 6/1/30	EUR	102,000	123,910
μPrysmian SpA 5.25% 5/21/30	EUR	350,000	428,117
TeamSystem SpA
5.00% 7/1/31	EUR	110,000	130,463
• 5.28% (3 mo. EURIBOR + 3.25%) 7/1/32	EUR	187,000	220,947
• 5.53% (3 mo. EURIBOR + 3.50%) 7/31/31	EUR	241,000	285,162
Unipol Assicurazioni SpA 4.90% 5/23/34	EUR	100,000	123,135
			7,868,630
Japan–0.18%
Kioxia Holdings Corp. 6.25% 7/24/30		200,000	205,767
Nissan Motor Co. Ltd.
4.81% 9/17/30		300,000	282,750
5.25% 7/17/29	EUR	301,000	363,181
μRakuten Group, Inc.
4.25% 4/22/27	EUR	200,000	227,983
8.13% 12/15/29		400,000	411,989
SoftBank Group Corp.
3.38% 7/6/29	EUR	100,000	113,396
5.25% 10/10/29	EUR	123,000	146,745
5.38% 1/8/29	EUR	208,000	250,218
5.75% 7/8/32	EUR	710,000	845,940
5.88% 7/10/31	EUR	485,000	582,418
6.38% 7/10/33	EUR	376,000	453,176
			3,883,563
Jersey–0.08%
Aston Martin Capital Holdings Ltd. 10.00% 3/31/29		331,000	308,077
Biffa Group Holdings Ltd.
5.25% 6/15/31	EUR	161,000	188,660
7.38% 6/15/31	GBP	300,000	407,870
Deepocean Ltd. 6.00% 4/8/31	EUR	100,000	120,574
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 9.50% 5/15/30		724,000	722,991
			1,748,172
LVIP BlackRock Global Allocation Fund-14

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Kuwait–0.01%
EQUATE Petrochemical Co. KSC 4.25% 11/3/26		200,000	$199,563
			199,563
Luxembourg–0.95%
@Adler Financing SARL 8.25% 12/31/28	EUR	887,749	1,142,692
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.38% 5/21/30	EUR	237,000	287,267
Alexandrite Lake Lux Holdings SARL 6.75% 7/30/30	EUR	400,000	478,189
Altice Financing SA 3.00% 1/15/28	EUR	714,000	576,601
Ardagh Group SA
9.50% 12/1/30		1,099,983	1,193,061
9.50% 12/1/30		495,118	537,014
12.00% 12/1/30		2,125,000	1,941,719
12.00% 12/1/30	EUR	860,000	926,584
•Arena Luxembourg Finance SARL 4.55% (3 mo. EURIBOR + 2.50%) 5/1/30	EUR	217,000	257,284
μAroundtown Finance SARL
5.25% 4/30/31	EUR	1,124,000	1,287,547
7.88% 8/7/29		150,000	150,758
Breakwater Energy Holdings SARL 9.25% 11/15/30		250,000	261,789
Cirsa Finance International SARL
4.88% 10/15/31	EUR	100,000	120,641
• 5.10% (3 mo. EURIBOR + 3.00%) 10/15/32	EUR	115,000	136,347
7.88% 7/31/28	EUR	479,000	587,572
Connect Finco SARL/Connect U.S. Finco LLC 9.00% 9/15/29		458,000	485,819
ContourGlobal Power Holdings SA 5.00% 2/28/30	EUR	183,000	220,185
Currenta Group Holdings SARL 5.50% 5/15/30	EUR	203,000	240,754
Dana Financing Luxembourg SARL 8.50% 7/15/31	EUR	336,000	422,074
EIG Pearl Holdings SARL 3.55% 8/31/36		202,591	187,614
•Encore Issuances SA 4.93% (1 mo. EURIBOR + 3.00%) 8/14/26	EUR	143,350	169,140
Froneri Lux FinCo SARL 4.75% 8/1/32	EUR	215,000	254,565
Garfunkelux Holdco 3 SA 9.00% 9/1/28	EUR	658,013	740,287
gategroup Finance Luxembourg SA 3.00% 2/28/27	CHF	350,000	439,681
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Luxembourg (continued)
Herens Midco SARL 5.25% 5/15/29	EUR	608,000	$396,859
ION Platform Finance SARL
6.50% 9/30/30	EUR	175,000	199,016
6.88% 9/30/32	EUR	135,000	151,756
7.88% 5/1/29	EUR	622,000	741,885
‡Kleopatra Finco SARL 4.25% 3/1/26	EUR	448,000	78,973
•Lion/Polaris Lux 4 SA 5.64% (3 mo. EURIBOR + 3.63%) 7/1/29	EUR	335,000	398,236
@Luna 1.5 SARL 10.50% 7/1/32	EUR	160,000	195,521
Luna 2 5SARL 5.50% 7/1/32	EUR	100,000	119,669
Lune Holdings SARL 5.63% 11/15/28	EUR	343,000	46,356
Maxam Prill SARL 6.00% 7/15/30	EUR	429,000	515,093
Motion Finco SARL 7.38% 6/15/30	EUR	221,000	235,720
PRA Group Europe Holding II SARL 6.25% 9/30/32	EUR	100,000	114,582
PRIO Luxembourg Holding SARL 6.75% 10/15/30		200,000	194,550
Puma International Financing SA 7.75% 4/25/29		200,000	206,190
Rossini SARL
• 5.89% (3 mo. EURIBOR + 3.88%) 12/31/29	EUR	97,157	116,199
6.75% 12/31/29	EUR	162,000	200,035
Stena International SA 7.25% 1/15/31		615,000	626,935
Summer BC Holdco B SARL
5.88% 2/15/30	EUR	308,000	333,564
• 6.31% (3 mo. EURIBOR + 4.25%) 2/15/30	EUR	140,000	154,230
Telecom Italia Capital SA 7.72% 6/4/38		103,000	114,095
Telenet Finance Luxembourg Notes SARL 5.50% 3/1/28		600,000	596,189
Vivion Investments SARL
5.63% 6/8/30	EUR	444,000	502,547
@ 6.50% 2/28/29	EUR	356,000	417,160
μ 8.13% 3/8/31	EUR	300,000	326,319
@ 8.25% 8/31/28	EUR	71,629	84,233
			20,111,096
Macau–0.03%
Wynn Macau Ltd.
5.63% 8/26/28		200,000	199,910
5.63% 8/26/28		400,000	399,820
			599,730
LVIP BlackRock Global Allocation Fund-15

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Malta–0.01%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38% 2/1/30		106,000	$100,875
9.50% 6/1/28		100,000	103,428
			204,303
Mauritius–0.26%
Clean Renewable Power Mauritius Pte. Ltd. 4.25% 3/25/27		154,000	150,144
Diamond II Ltd. 7.95% 7/28/26		200,000	200,351
=•Flourishing Trade & Investment Ltd. 11.04% 4/2/30		2,726,827	2,822,266
India Cleantech Energy 4.70% 8/10/26		189,750	187,902
=Resurgent Trade & Investment Ltd. 9.52% 12/1/27		2,257,000	2,257,000
			5,617,663
Mexico–0.16%
Petroleos Mexicanos
5.95% 1/28/31		168,000	162,597
7.50% 3/31/26		2,810,000	2,811,781
8.75% 6/2/29		148,156	158,838
Trust 2401 7.70% 1/23/32		200,000	221,300
			3,354,516
Morocco–0.01%
OCP SA 7.50% 5/2/54		200,000	221,484
			221,484
Netherlands–0.37%
Boels Topholding BV
5.75% 5/15/30	EUR	100,000	121,515
6.25% 2/15/29	EUR	708,000	858,213
Citycon Treasury BV
5.00% 3/11/30	EUR	100,000	111,640
5.38% 7/8/31	EUR	100,000	111,475
Darling Global Finance BV 4.50% 7/15/32	EUR	277,000	329,785
Global Switch Finance BV 1.38% 10/7/30	EUR	146,000	160,464
Heimstaden Bostad Treasury BV 1.38% 3/3/27	EUR	167,000	193,201
μING Groep NV
3.88% 5/16/27		400,000	388,370
7.25% 11/16/34		325,000	345,636
IPD 3 BV
5.50% 6/15/31	EUR	348,000	413,658
5.50% 6/15/31	EUR	173,000	201,972
μNN Group NV 5.75% 9/11/34	EUR	200,000	239,297
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Netherlands (continued)
Petrobras Global Finance BV 6.75% 1/27/41		162,000	$162,362
Q-Park Holding I BV 5.13% 2/15/30	EUR	508,000	616,386
Sunrise FinCo I BV 4.88% 7/15/31		610,000	581,025
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/30		200,000	207,445
Trivium Packaging Finance BV
6.63% 7/15/30	EUR	129,000	159,633
12.25% 1/15/31		300,000	325,511
•United Group BV 6.31% (3 mo. EURIBOR + 4.25%) 2/15/31	EUR	478,000	565,278
μVolkswagen International Finance NV 5.99% 11/15/33	EUR	100,000	121,609
VZ Secured Financing BV 5.25% 1/15/33	EUR	343,000	395,193
VZ Vendor Financing II BV 2.88% 1/15/29	EUR	709,000	786,989
μWintershall Dea Finance 2 BV 6.12% 5/8/30	EUR	250,000	299,722
ZF Europe Finance BV 7.00% 6/12/30	EUR	200,000	247,612
			7,943,991
Peru–0.02%
Petroleos del Peru SA 4.75% 6/19/32		200,000	147,500
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.24% 7/3/36		105,000	111,717
Volcan Cia Minera SAA 8.50% 10/28/32		79,000	81,281
			340,498
Portugal–0.02%
μEDP SA 4.63% 9/16/54	EUR	300,000	361,773
			361,773
Singapore–0.10%
μLendlease Asia Treasury Pte. Ltd. 3.90% 9/30/30	SGD	250,000	195,221
Seagate Data Storage Technology Pte. Ltd.
5.88% 7/15/30		100,000	103,087
8.25% 12/15/29		681,000	722,158
8.50% 7/15/31		362,000	384,865
9.63% 12/1/32		560,000	635,757
			2,041,088
Spain–0.07%
μBanco Bilbao Vizcaya Argentaria SA
6.88% 12/13/30	EUR	200,000	254,453
LVIP BlackRock Global Allocation Fund-16

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Spain (continued)
μBanco Bilbao Vizcaya Argentaria SA (continued)
8.38% 6/21/28	EUR	200,000	$257,983
μBankinter SA 7.38% 8/15/28	EUR	200,000	252,004
μCaixaBank SA 5.88% 10/9/27	EUR	200,000	243,252
Grifols SA 7.13% 5/1/30	EUR	258,000	318,103
Kaixo Bondco Telecom SA 5.13% 9/30/29	EUR	207,000	246,222
			1,572,017
Sweden–0.07%
Intrum Investments & Financing AB
7.75% 9/11/28	EUR	164,476	168,510
8.00% 9/11/27	EUR	191,863	228,434
8.50% 9/11/29	EUR	116,555	115,752
8.50% 9/11/30	EUR	91,944	90,724
Preem AB 12.00% 6/30/27	EUR	152,800	185,360
Verisure Midholding AB 5.25% 2/15/29	EUR	605,000	712,631
			1,501,411
Switzerland–0.01%
μUBS Group AG 6.60% 8/5/30		200,000	203,113
			203,113
Tanzania (United Republic Of)–0.01%
AngloGold Ashanti Holdings PLC 3.75% 10/1/30		208,000	199,173
			199,173
Thailand–0.03%
μGC Treasury Center Co. Ltd. 6.50% 9/10/30		250,000	252,636
Muangthai Capital PCL
6.88% 9/30/28		200,000	203,049
7.55% 7/21/30		250,000	257,349
			713,034
Turkey–0.01%
Turkcell Iletisim Hizmetleri AS 7.65% 1/24/32		200,000	212,654
			212,654
United Arab Emirates–0.02%
Alpha Star Holding IX Ltd. 7.00% 8/26/28		200,000	204,705
Sobha Sukuk I Holding Ltd. 7.13% 9/11/30		200,000	200,352
			405,057
United Kingdom–1.04%
Allwyn Entertainment Financing U.K. PLC 7.25% 4/30/30	EUR	430,200	531,354
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United Kingdom (continued)
Amber Finco PLC 6.63% 7/15/29	EUR	577,000	$712,061
Ardonagh Finco Ltd.
6.88% 2/15/31	EUR	1,051,000	1,273,020
7.75% 2/15/31		200,000	209,671
Aston Martin Capital Holdings Ltd. 10.38% 3/31/29	GBP	361,000	442,956
Avianca Midco 2 PLC 9.00% 12/1/28		33,000	33,220
BCP V Modular Services Finance II PLC
6.13% 11/30/28	GBP	1,008,000	1,275,415
6.13% 11/30/28	GBP	153,000	193,590
BCP V Modular Services Finance PLC 6.75% 11/30/29	EUR	678,000	614,564
Bellis Acquisition Co. PLC 8.00% 7/1/31	EUR	483,000	550,083
@Bracken MidCo1 PLC 6.75% 11/1/27	GBP	131,000	174,926
μBritish Telecommunications PLC 4.88% 11/23/81		331,000	319,773
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 5.63% 2/15/32	EUR	216,000	259,306
CD&R Firefly Bidco PLC 8.63% 4/30/29	GBP	100,000	141,035
μCentrica PLC 6.50% 5/21/55	GBP	356,000	494,271
Deuce Finco PLC
• 5.55% (3 mo. EURIBOR + 3.50%) 11/20/32	EUR	185,000	220,509
7.00% 11/20/31	GBP	219,000	298,141
Edge Finco PLC 8.13% 8/15/31	GBP	641,000	918,051
EG Global Finance PLC 12.00% 11/30/28		487,000	529,311
Energean PLC 5.63% 5/12/31	EUR	150,000	176,279
Heathrow Finance PLC 6.63% 3/1/31	GBP	625,000	847,119
μHSBC Holdings PLC 6.95% 8/27/31		68,000	70,583
INEOS Finance PLC
7.25% 3/31/31	EUR	269,000	272,022
7.50% 4/15/29		200,000	173,736
INEOS Quattro Finance 2 PLC
6.75% 4/15/30	EUR	188,000	162,954
8.50% 3/15/29	EUR	251,000	234,352
Ithaca Energy North Sea PLC 8.13% 10/15/29		200,000	206,609
Jaguar Land Rover Automotive PLC 5.50% 7/15/29		212,000	211,949
LVIP BlackRock Global Allocation Fund-17

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United Kingdom (continued)
μLloyds Banking Group PLC
6.63% 9/27/35		250,000	$249,586
7.50% 6/27/30	GBP	200,000	280,185
Mobico Group PLC 4.88% 9/26/31	EUR	416,000	386,984
μNationwide Building Society
5.75% 6/20/27	GBP	200,000	269,288
7.50% 12/20/30	GBP	409,000	573,831
μNatWest Group PLC 7.50% 2/28/32	GBP	200,000	279,679
Ocado Group PLC 11.00% 6/15/30	GBP	180,000	244,726
OEG Finance PLC 7.25% 9/27/29	EUR	479,000	588,426
Pinewood Finco PLC 6.00% 3/27/30	GBP	630,000	853,988
Pinnacle Bidco PLC 10.00% 10/11/28	GBP	194,000	275,230
Stonegate Pub Co. Financing PLC
• 8.69% (3 mo. EURIBOR + 6.63%) 7/31/29	EUR	139,000	159,216
10.75% 7/31/29	GBP	241,000	320,813
Thames Water Utilities Finance PLC 4.00% 6/19/27	GBP	400,000	387,458
Trident Energy Finance PLC 12.50% 11/30/29		200,000	203,000
Unique Pub Finance Co. PLC 6.46% 3/30/32	GBP	339,205	502,365
Vedanta Resources Finance II PLC
10.88% 9/17/29		200,000	211,039
10.88% 9/17/29		200,000	211,039
Virgin Media Secured Finance PLC
4.13% 8/15/30	GBP	571,000	689,696
4.25% 1/15/30	GBP	340,000	419,994
5.50% 5/15/29		200,000	197,031
Virgin Media Vendor Financing Notes III DAC 4.88% 7/15/28	GBP	941,000	1,234,868
Vmed O2 U.K. Financing I PLC
4.50% 7/15/31	GBP	238,000	284,259
5.63% 4/15/32	EUR	197,000	232,772
6.75% 1/15/33		200,000	198,207
μVodafone Group PLC
4.13% 6/4/81		67,000	62,558
7.00% 4/4/79		195,000	206,566
8.00% 8/30/86	GBP	147,000	216,511
Zegona Finance PLC 6.75% 7/15/29	EUR	653,300	806,806
			22,092,981
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States–3.76%
Acadia Healthcare Co., Inc.
5.00% 4/15/29		14,000	$13,480
5.50% 7/1/28		87,000	86,470
7.38% 3/15/33		100,000	101,000
Acrisure LLC/Acrisure Finance, Inc.
4.25% 2/15/29		152,000	148,230
6.75% 7/1/32		100,000	103,011
Adient Global Holdings Ltd. 7.00% 4/15/28		100,000	102,768
Advance Auto Parts, Inc. 7.00% 8/1/30		100,000	100,530
μAES Corp. 6.95% 7/15/55		200,000	197,464
Aethon United BR LP/Aethon United Finance Corp. 7.50% 10/1/29		250,000	261,919
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 6.50% 2/15/28		130,000	132,784
Alexander Funding Trust II 7.47% 7/31/28		145,000	154,483
Allegiant Travel Co. 7.25% 8/15/27		194,000	196,709
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50% 10/1/31		172,000	177,278
7.00% 1/15/31		100,000	103,748
7.38% 10/1/32		200,000	207,374
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00% 6/1/29		300,000	296,896
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.88% 6/1/28	GBP	1,224,000	1,606,267
AMC Networks, Inc.
4.25% 2/15/29		595,000	528,764
10.25% 1/15/29		579,000	607,146
10.50% 7/15/32		100,000	110,474
♦American Airlines Pass-Through Trust 5.65% 5/11/36		221,000	222,743
American Airlines, Inc. 8.50% 5/15/29		200,000	209,178
American Axle & Manufacturing, Inc. 6.38% 10/15/32		100,000	101,846
μAmerican National Group, Inc. 7.00% 12/1/55		100,000	100,108
AmeriGas Partners LP/AmeriGas Finance Corp. 9.38% 6/1/28		200,000	207,350
AmWINS Group, Inc. 6.38% 2/15/29		86,000	88,443
LVIP BlackRock Global Allocation Fund-18

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
APLD ComputeCo LLC 9.25% 12/15/30		100,000	$98,090
Arches Buyer, Inc. 4.25% 6/1/28		77,000	75,569
Arcosa, Inc. 6.88% 8/15/32		110,000	115,954
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25% 9/1/28		200,000	192,297
5.00% 1/30/31	EUR	154,000	182,978
Aretec Group, Inc. 10.00% 8/15/30		203,000	219,066
Arsenal AIC Parent LLC 11.50% 10/1/31		214,000	235,518
Asbury Automotive Group, Inc. 4.75% 3/1/30		126,000	124,210
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.88% 6/30/29		100,000	100,262
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.88% 8/1/33		248,000	248,197
AT&T, Inc. 2.90% 12/4/26	GBP	52,000	69,392
ATI, Inc. 7.25% 8/15/30		180,000	190,166
Aviation Capital Group LLC 1.95% 9/20/26		18,000	17,707
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.38% 6/15/32		200,000	206,519
Ball Corp.
4.25% 7/1/32	EUR	231,000	277,813
6.00% 6/15/29		100,000	102,789
μBank of America Corp. 6.25% 7/26/30		53,000	53,832
μBank of New York Mellon Corp. 6.30% 3/20/30		49,000	50,669
Bath & Body Works, Inc. 6.63% 10/1/30		100,000	102,240
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc. 9.50% 7/1/32		183,000	174,884
Beach Acquisition Bidco LLC 5.25% 7/15/32	EUR	177,000	211,766
Beignet Investor LLC 6.58% 5/30/49		3,598,000	3,801,269
Block, Inc. 5.63% 8/15/30		200,000	204,064
Boyd Gaming Corp. 4.75% 6/15/31		270,000	263,787
Bracelet Holdings, Inc. 9.25% 7/2/28		1,170,000	1,144,506
Buckeye Partners LP 6.75% 2/1/30		118,000	123,871
Builders FirstSource, Inc. 6.38% 3/1/34		140,000	144,750
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Caesars Entertainment, Inc. 7.00% 2/15/30		200,000	$207,131
California Resources Corp.
7.00% 1/15/34		396,000	390,079
8.25% 6/15/29		266,000	278,231
Calpine Corp. 4.63% 2/1/29		79,000	78,704
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50% 8/15/30		300,000	282,454
4.50% 6/1/33		306,000	267,860
4.75% 2/1/32		135,000	123,382
6.38% 9/1/29		300,000	304,124
7.38% 3/1/31		100,000	102,049
Celanese U.S. Holdings LLC
6.75% 4/15/33		100,000	99,475
7.05% 11/15/30		178,000	187,554
Centene Corp. 4.25% 12/15/27		800,000	795,290
Charles River Laboratories International, Inc. 3.75% 3/15/29		123,000	118,760
Chemours Co.
4.63% 11/15/29		198,000	179,037
5.75% 11/15/28		31,000	30,148
CHS/Community Health Systems, Inc.
4.75% 2/15/31		281,000	250,339
5.25% 5/15/30		78,000	73,257
Churchill Downs, Inc.
5.50% 4/1/27		45,000	45,000
5.75% 4/1/30		97,000	97,945
Cinemark USA, Inc. 7.00% 8/1/32		126,000	130,750
Cipher Compute LLC 7.13% 11/15/30		61,000	62,127
Citigroup, Inc.
=• 5.92% 12/11/30		1,080,000	1,080,000
μ 6.88% 8/15/30		54,000	56,112
μ 6.95% 2/15/30		54,000	55,673
Civitas Resources, Inc.
5.00% 10/15/26		328,000	327,036
8.38% 7/1/28		296,000	304,996
8.63% 11/1/30		263,000	275,640
Clarios Global LP/Clarios U.S. Finance Co.
4.75% 6/15/31	EUR	296,000	352,812
6.75% 9/15/32		252,000	261,322
Clear Channel Outdoor Holdings, Inc. 7.13% 2/15/31		124,000	129,846
Cleveland-Cliffs, Inc.
7.00% 3/15/32		210,000	215,250
7.50% 9/15/31		100,000	105,484
Cloud Software Group, Inc.
6.50% 3/31/29		890,000	901,648
8.25% 6/30/32		342,000	357,404
LVIP BlackRock Global Allocation Fund-19

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Cloud Software Group, Inc. (continued)
9.00% 9/30/29	188,000	$195,804
Clydesdale Acquisition Holdings, Inc. 8.75% 4/15/30	248,000	252,136
Cogent Communications Group LLC/Cogent Finance, Inc. 7.00% 6/15/27	169,000	168,938
CommScope LLC 9.50% 12/15/31	90,000	90,904
Compass Minerals International, Inc. 8.00% 7/1/30	115,000	120,329
Comstock Resources, Inc. 6.75% 3/1/29	100,000	99,799
CoreWeave, Inc.
9.00% 2/1/31	109,000	99,901
9.25% 6/1/30	167,000	155,272
Crescent Energy Finance LLC
7.38% 1/15/33	363,000	344,470
8.38% 1/15/34	100,000	99,334
CSC Holdings LLC
5.50% 4/15/27	400,000	342,968
11.25% 5/15/28	200,000	159,133
11.75% 1/31/29	363,000	269,690
μCVS Health Corp. 7.00% 3/10/55	100,000	104,905
DaVita, Inc. 4.63% 6/1/30	300,000	291,717
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.63% 3/15/29	100,000	104,816
μDentsply Sirona, Inc. 8.38% 9/12/55	100,000	93,613
Directv Financing LLC
8.88% 2/1/30	100,000	101,344
8.88% 2/1/30	76,000	76,896
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 10.00% 2/15/31	186,000	190,102
EchoStar Corp.
@ 6.75% 11/30/30	40,000	40,979
10.75% 11/30/29	40,000	44,232
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.63% 12/15/30	100,000	104,151
Endo Finance Holdings, Inc. 8.50% 4/15/31	262,000	276,919
Energizer Holdings, Inc. 4.38% 3/31/29	158,000	150,970
μEnergy Transfer LP 6.75% 2/15/56	131,000	131,500
Entegris, Inc. 5.95% 6/15/30	100,000	102,001
EQT Corp. 7.50% 6/1/30	95,000	104,497
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
EquipmentShare.com, Inc. 8.63% 5/15/32	100,000	$105,627
Fair Isaac Corp. 4.00% 6/15/28	123,000	121,309
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30	200,000	190,155
μFirst Citizens BancShares, Inc. 6.25% 3/12/40	1,735,000	1,769,471
FirstCash, Inc. 6.88% 3/1/32	100,000	104,020
Five Point Operating Co. LP 8.00% 10/1/30	60,000	62,687
μFMC Corp. 8.45% 11/1/55	101,000	79,942
Ford Motor Credit Co. LLC
4.27% 1/9/27	259,000	257,653
4.54% 8/1/26	200,000	199,728
5.13% 11/5/26	278,000	279,510
6.95% 3/6/26	200,000	200,451
6.95% 6/10/26	363,000	366,161
Freedom Mortgage Holdings LLC 8.38% 4/1/32	182,000	191,585
Frontier Communications Holdings LLC
5.00% 5/1/28	286,000	286,492
5.88% 10/15/27	87,000	87,281
6.00% 1/15/30	80,000	81,357
6.75% 5/1/29	430,000	433,256
8.63% 3/15/31	785,000	825,964
8.75% 5/15/30	976,000	1,019,198
Frontier Florida LLC 6.86% 2/1/28	874,000	905,342
Frontier North, Inc. 6.73% 2/15/28	354,000	365,284
FTAI Aviation Investors LLC 5.50% 5/1/28	129,000	129,113
Full House Resorts, Inc. 8.25% 2/15/28	27,000	23,456
Gen Digital, Inc. 7.13% 9/30/30	100,000	103,264
Genesis Energy LP/Genesis Energy Finance Corp. 7.75% 2/1/28	115,000	115,473
Goodyear Tire & Rubber Co. 5.63% 4/30/33	142,000	134,502
GoTo Group, Inc.
5.50% 5/1/28	132,700	111,468
5.50% 5/1/28	202,700	76,013
Gray Media, Inc.
9.63% 7/15/32	200,000	207,554
10.50% 7/15/29	33,000	35,486
•GS Finance Corp. 8.75% 2/14/30	3,100,000	3,091,729
Harvest Midstream I LP 7.50% 9/1/28	100,000	101,495
LVIP BlackRock Global Allocation Fund-20

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
HCA, Inc.
4.90% 11/15/35		101,000	$99,619
5.70% 11/15/55		120,000	114,352
Herc Holdings, Inc. 7.00% 6/15/30		190,000	199,961
Hess Midstream Operations LP 5.88% 3/1/28		200,000	203,755
Hilcorp Energy I LP/Hilcorp Finance Co.
7.25% 2/15/35		100,000	95,037
8.38% 11/1/33		100,000	102,106
Hilton Domestic Operating Co., Inc. 5.88% 3/15/33		159,000	163,577
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.88% 7/1/31		100,000	93,352
HLF Financing SARL LLC/Herbalife International, Inc. 12.25% 4/15/29		100,000	107,974
Howard Hughes Corp. 5.38% 8/1/28		194,000	194,723
Howard Midstream Energy Partners LLC 7.38% 7/15/32		97,000	102,352
HUB International Ltd. 7.25% 6/15/30		189,000	198,436
iHeartCommunications, Inc. 7.75% 8/15/30		200,000	175,000
Imola Merger Corp. 4.75% 5/15/29		156,000	153,975
ION Platform Finance U.S., Inc./ION Platform Finance SARL 5.75% 5/15/28		500,000	471,488
IQVIA, Inc. 6.50% 5/15/30		200,000	207,478
Iron Mountain, Inc.
4.50% 2/15/31		200,000	190,651
4.75% 1/15/34	EUR	361,000	412,548
5.00% 7/15/28		110,000	109,860
5.63% 7/15/32		100,000	98,427
ITT Holdings LLC 6.50% 8/1/29		100,000	95,965
Jane Street Group/JSG Finance, Inc. 7.13% 4/30/31		200,000	210,153
JetBlue Airways Corp./JetBlue Loyalty LP 9.88% 9/20/31		157,000	158,171
♦JetBlue Pass-Through Trust 2.75% 11/15/33		115,130	103,282
μJPMorgan Chase & Co. 6.50% 4/1/30		49,000	50,916
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00% 2/15/29		198,000	207,840
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
•King U.S. Bidco, Inc. 5.31% (3 mo. EURIBOR + 3.25%) 12/1/32	EUR	261,000	$309,621
Kohl's Corp. 5.13% 5/1/31		100,000	87,963
Kronos International, Inc. 9.50% 3/15/29	EUR	200,000	218,196
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.00% 7/15/31		100,000	106,025
LCM Investments Holdings II LLC 8.25% 8/1/31		112,000	118,462
Level 3 Financing, Inc.
6.88% 6/30/33		173,000	177,027
7.00% 3/31/34		132,000	136,036
LGI Homes, Inc. 7.00% 11/15/32		520,000	497,054
Light & Wonder International, Inc. 7.50% 9/1/31		51,000	53,210
Lithia Motors, Inc. 4.63% 12/15/27		100,000	99,848
Live Nation Entertainment, Inc. 4.75% 10/15/27		280,000	280,570
Magnera Corp. 7.25% 11/15/31		207,000	203,204
Matador Resources Co. 6.25% 4/15/33		100,000	100,133
Mauser Packaging Solutions Holding Co.
7.88% 4/15/30		252,000	250,012
9.25% 4/15/30		460,000	441,600
McAfee Corp. 7.38% 2/15/30		200,000	174,416
McGraw-Hill Education, Inc. 7.38% 9/1/31		25,000	26,376
Medline Borrower LP 3.88% 4/1/29		300,000	292,893
MGM Resorts International
5.50% 4/15/27		156,000	157,389
6.50% 4/15/32		40,000	41,212
Millrose Properties, Inc. 6.38% 8/1/30		100,000	102,322
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC 11.88% 4/15/31		154,000	162,731
Molina Healthcare, Inc. 3.88% 5/15/32		122,000	110,798
MPT Operating Partnership LP/MPT Finance Corp. 7.00% 2/15/32	EUR	220,000	268,664
NCL Corp. Ltd. 6.75% 2/1/32		136,000	139,253
NCR Atleos Corp. 9.50% 4/1/29		470,000	510,127
LVIP BlackRock Global Allocation Fund-21

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
NCR Voyix Corp.
5.00% 10/1/28		36,000	$35,743
5.13% 4/15/29		280,000	278,029
Newell Brands, Inc. 6.63% 5/15/32		68,000	65,971
Nexstar Media, Inc. 5.63% 7/15/27		280,000	280,753
Nissan Motor Acceptance Co. LLC 5.63% 9/29/28		171,000	171,482
Noble Finance II LLC 8.00% 4/15/30		100,000	103,891
Northern Oil & Gas, Inc. 7.88% 10/15/33		167,000	162,600
Novelis Corp. 6.88% 1/30/30		100,000	103,835
NRG Energy, Inc.
3.38% 2/15/29		100,000	95,679
5.25% 6/15/29		100,000	100,269
5.75% 1/15/34		100,000	101,017
6.00% 1/15/36		100,000	101,324
Occidental Petroleum Corp. 5.20% 8/1/29		190,000	194,748
Olympus Water U.S. Holding Corp.
6.13% 2/15/33	EUR	313,000	364,942
6.25% 10/1/29		224,000	217,970
OneMain Finance Corp. 7.13% 11/15/31		50,000	52,192
OT Midco, Inc. 10.00% 2/15/30		301,000	119,763
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63% 3/15/30		60,000	58,569
5.00% 8/15/27		127,000	127,184
Owens-Brockway Glass Container, Inc. 6.63% 5/13/27		15,000	15,053
μPacifiCorp 7.38% 9/15/55		100,000	101,925
Panther Escrow Issuer LLC 7.13% 6/1/31		170,000	176,162
μParamount Global 6.25% 2/28/57		200,000	179,382
Park River Holdings, Inc. 8.75% 12/31/30		100,000	98,375
PennyMac Financial Services, Inc. 6.75% 2/15/34		200,000	206,745
Permian Resources Operating LLC
5.88% 7/1/29		186,000	187,090
8.00% 4/15/27		215,000	217,808
PetSmart LLC/PetSmart Finance Corp. 10.00% 9/15/33		300,000	308,903
PG&E Corp. 5.25% 7/1/30		100,000	99,292
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Pitney Bowes, Inc. 6.88% 3/15/27		639,000	$639,416
Post Holdings, Inc.
6.25% 2/15/32		192,000	197,275
6.25% 10/15/34		15,000	15,083
Prestige Brands, Inc. 3.75% 4/1/31		201,000	187,682
Quikrete Holdings, Inc. 6.38% 3/1/32		200,000	208,176
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.63% 4/16/29		200,000	178,254
Reworld Holding Corp. 4.88% 12/1/29		45,000	43,253
RHP Hotel Properties LP/RHP Finance Corp.
4.75% 10/15/27		100,000	99,586
7.25% 7/15/28		100,000	103,122
RingCentral, Inc. 8.50% 8/15/30		970,000	1,028,281
Rocket Cos., Inc.
6.38% 8/1/33		100,000	104,262
7.13% 2/1/32		266,000	279,832
Sabre Financial Borrower LLC 11.13% 6/15/29		365,000	369,868
Sabre GLBL, Inc.
10.75% 11/15/29		292,000	248,296
10.75% 3/15/30		436,000	358,536
11.13% 7/15/30		120,000	99,488
SBA Communications Corp. 3.88% 2/15/27		200,000	198,493
SCIH Salt Holdings, Inc. 4.88% 5/1/28		50,000	50,012
Select Medical Corp. 6.25% 12/1/32		163,000	159,374
Service Properties Trust
0.01% 9/30/28		489,000	441,888
8.38% 6/15/29		1,438,000	1,445,758
8.63% 11/15/31		180,000	189,066
8.88% 6/15/32		1,170,000	1,154,150
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
5.50% 5/15/33	EUR	177,000	213,019
5.50% 5/15/33	EUR	386,000	464,550
6.75% 8/15/32		100,000	103,249
Sirius XM Radio LLC
3.88% 9/1/31		100,000	92,093
5.00% 8/1/27		100,000	100,244
5.50% 7/1/29		100,000	100,818
Six Flags Entertainment Corp. 5.50% 4/15/27		250,000	248,441
SLM Corp. 6.50% 1/31/30		114,000	117,997
LVIP BlackRock Global Allocation Fund-22

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
SM Energy Co.
6.75% 8/1/29	175,000	$176,285
7.00% 8/1/32	100,000	98,307
Smyrna Ready Mix Concrete LLC 8.88% 11/15/31	100,000	106,963
Snap, Inc. 6.88% 3/1/33	71,000	73,573
=^Sonder Holdings, Inc. 0.00% 12/10/27	1,410,276	0
♦Spirit Airlines Pass-Through Trust
3.38% 8/15/31	193,298	181,849
3.65% 8/15/31	506,056	465,075
4.10% 10/1/29	16,333	15,667
Stagwell Global LLC 5.63% 8/15/29	44,000	42,907
Standard Building Solutions, Inc. 6.25% 8/1/33	102,000	104,197
Standard Industries, Inc. 3.38% 1/15/31	100,000	91,618
Star Parent, Inc. 9.00% 10/1/30	179,000	191,030
Starwood Property Trust, Inc. 4.38% 1/15/27	156,000	155,031
Starz Capital Holdings 1, Inc. 6.00% 4/15/30	1,881,000	1,796,355
Starz Capital Holdings LLC 5.50% 4/15/29	126,000	101,824
Stillwater Mining Co. 4.50% 11/16/29	200,000	188,947
STL Holding Co. LLC 8.75% 2/15/29	156,000	163,858
Sunoco LP
5.63% 3/15/31	300,000	302,198
μ 7.88% 9/18/30	298,000	306,128
Talen Energy Supply LLC 8.63% 6/1/30	450,000	476,439
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50% 1/15/28	58,000	58,031
6.00% 9/1/31	172,000	171,196
Teleflex, Inc. 4.63% 11/15/27	100,000	99,848
Tenet Healthcare Corp.
4.63% 6/15/28	240,000	240,446
6.13% 6/15/30	200,000	204,659
Tenneco, Inc. 8.00% 11/17/28	103,000	103,330
μTexas Capital Bancshares, Inc. 4.00% 5/6/31	879,000	868,517
TransDigm, Inc.
6.38% 3/1/29	500,000	515,634
6.38% 5/31/33	100,000	102,613
6.75% 8/15/28	100,000	101,762
Transocean International Ltd. 8.25% 5/15/29	364,000	366,859
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Transocean Titan Financing Ltd. 8.38% 2/1/28	163,524	$167,004
Tronox, Inc. 4.63% 3/15/29	105,000	73,506
U.S. Foods, Inc. 4.63% 6/1/30	143,000	141,085
♦United Airlines Pass-Through Trust 2.90% 11/1/29	79,056	75,715
United Rentals North America, Inc. 5.25% 1/15/30	169,000	171,318
United Wholesale Mortgage LLC 5.50% 4/15/29	287,000	284,943
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 4.75% 4/15/28	153,000	152,059
Univision Communications, Inc.
8.50% 7/31/31	270,000	282,050
9.38% 8/1/32	21,000	22,571
USA Compression Partners LP/USA Compression Finance Corp.
6.25% 10/1/33	26,000	26,312
7.13% 3/15/29	126,000	130,424
UWM Holdings LLC
6.25% 3/15/31	76,000	75,879
6.63% 2/1/30	77,000	77,969
Valaris Ltd. 8.38% 4/30/30	100,000	104,046
Venture Global Calcasieu Pass LLC
4.13% 8/15/31	100,000	90,997
6.25% 1/15/30	100,000	101,242
Venture Global LNG, Inc.
7.00% 1/15/30	184,000	177,087
8.13% 6/1/28	55,000	55,710
8.38% 6/1/31	300,000	298,328
μ 9.00% 9/30/29	345,000	272,457
9.88% 2/1/32	200,000	206,614
Venture Global Plaquemines LNG LLC
6.75% 1/15/36	118,000	120,866
7.50% 5/1/33	100,000	108,050
Versant Media Group, Inc. 7.25% 1/30/31	32,000	33,014
Viasat, Inc. 5.63% 4/15/27	100,000	99,856
Viking Cruises Ltd. 9.13% 7/15/31	200,000	214,168
Vistra Operations Co. LLC
5.63% 2/15/27	1,041,000	1,041,452
7.75% 10/15/31	200,000	211,835
Vital Energy, Inc. 7.88% 4/15/32	171,000	168,484
VoltaGrid LLC 7.38% 11/1/30	529,000	524,104
Voyager Parent LLC 9.25% 7/1/32	20,000	21,222
Warnermedia Holdings, Inc.
3.76% 3/15/27	1,064,000	1,056,841
LVIP BlackRock Global Allocation Fund-23

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Warnermedia Holdings, Inc. (continued)
4.05% 3/15/29		100,000	$96,780
4.28% 3/15/32		162,000	142,207
Wayfair LLC 6.75% 11/15/32		100,000	102,808
Weekley Homes LLC/Weekley Finance Corp. 4.88% 9/15/28		7,000	6,903
Whirlpool Corp. 6.50% 6/15/33		100,000	96,971
Windstream Services LLC 7.50% 10/15/33		105,000	107,636
@Wolfspeed, Inc. 7.00% 6/15/31		14,400	11,520
WR Grace Holdings LLC 4.88% 6/15/27		122,000	121,624
WULF Compute LLC 7.75% 10/15/30		100,000	103,025
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13% 2/15/31		100,000	108,209
Xerox Corp.
10.25% 10/15/30		866,000	828,544
13.50% 4/15/31		491,000	399,858
XPLR Infrastructure Operating Partners LP 8.63% 3/15/33		200,000	210,403
Yum! Brands, Inc. 5.38% 4/1/32		100,000	101,251
Zayo Group Holdings, Inc. 9.25% 3/9/30		67,160	63,802
ZF North America Capital, Inc. 6.88% 4/23/32		200,000	195,587
			79,912,773
Uzbekistan–0.01%
Navoi Mining & Metallurgical Combinat 6.95% 10/17/31		200,000	212,978
			212,978
Vietnam–0.01%
Mong Duong Finance Holdings BV 5.13% 5/7/29		144,845	143,286
			143,286
Total Corporate Bonds (Cost $204,089,097)			196,457,362
ΔLOAN AGREEMENTS–3.12%
Belgium–0.07%
•United Petfood Finance BV 4.58% (6 mo. EURIBOR + 2.50%) 2/26/32	EUR	1,280,899	1,515,534
			1,515,534
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
Canada–0.01%
•Garda World Security Corp. 6.75% (1 mo. USD Term SOFR + 3.00%) 2/1/29		212,842	$213,374
			213,374
Finland–0.10%
•Mehilainen Yhtiot OYJ 5.52% (3 mo. EURIBOR + 3.50%) 8/5/31	EUR	1,682,441	1,996,799
			1,996,799
France–0.14%
•Parts Europe SA 5.00% (3 mo. EURIBOR + 3.00%) 2/3/31	EUR	1,584,700	1,883,291
•Ramsay Generale de Sante SA 5.27% (3 mo. EURIBOR + 3.25%) 8/13/31	EUR	900,000	1,058,230
			2,941,521
Germany–0.17%
•Nidda Healthcare Holding GmbH 5.54% (3 mo. EURIBOR + 3.50%) 12/9/32	EUR	2,439,394	2,884,091
•Schoen Klinik SE 5.02% (3 mo. EURIBOR + 3.00%) 1/12/31	EUR	666,667	789,993
			3,674,084
Jersey–0.05%
=π•Vita Global FinCo Ltd.
10.17% (6 mo. EURIBOR + 8.00%) 6/8/29	EUR	683,848	623,880
11.97% (SONIA + 8.00%) 6/8/29	GBP	402,192	416,793
			1,040,673
Luxembourg–0.24%
•INEOS Finance PLC 5.40% (1 mo. EURIBOR + 3.50%) 6/23/31	EUR	1,000,000	963,135
•ION Platform Finance SARL 6.02% (3 mo. EURIBOR + 4.00%) 10/7/32	EUR	1,423,530	1,595,292
•Speed Midco 3 SARL 4.85% (6 mo. EURIBOR + 2.75%) 10/7/32	EUR	1,000,000	1,182,298
•Tackle SARL 5.32% (3 mo. EURIBOR + 3.25%) 5/22/28	EUR	1,226,093	1,442,432
			5,183,157
Netherlands–0.41%
•Median BV 6.94% (3 mo. EURIBOR + 4.93%) 10/14/27	EUR	981,818	1,141,579
LVIP BlackRock Global Allocation Fund-24

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
Netherlands (continued)
•Pegasus Bidco BV 5.06% (3 mo. EURIBOR + 3.00%) 7/12/29	EUR	1,333,333	$1,582,414
•Stage Entertainment BV 6.03% (3 mo. EURIBOR + 4.00%) 6/2/29	EUR	1,000,000	1,140,920
•Ziggo BV 4.94% (1 mo. EURIBOR + 3.00%) 1/31/29	EUR	4,186,717	4,889,478
			8,754,391
New Zealand–0.05%
•FNZ Group Services Ltd. 9.97% (SONIA + 6.00%) 11/5/31	GBP	1,000,000	1,085,100
			1,085,100
Norway–0.02%
•Sector Alarm Holding AS 5.57% (3 mo. EURIBOR + 3.50%) 6/14/29	EUR	406,916	482,067
			482,067
Spain–0.11%
•Aernnova Aerospace SAU 6.03% (3 mo. EURIBOR + 4.00%) 2/27/30	EUR	1,302,917	1,510,134
•Europa University Education Group SL 5.36% (6 mo. EURIBOR + 3.25%) 10/30/31	EUR	741,599	877,218
			2,387,352
Sweden–0.11%
•Quimper AB 5.86% (6 mo. EURIBOR + 3.75%) 3/29/30	EUR	1,008,696	1,198,091
•Verisure Holding AB 4.30% (3 mo. EURIBOR + 2.25%) 11/3/32	EUR	1,000,000	1,181,605
			2,379,696
United Kingdom–0.42%
•Bellis Acquisition Co. PLC 6.08% (6 mo. EURIBOR + 4.00%) 5/14/31	EUR	1,237,872	1,314,466
•Boots Group Bidco Ltd. 8.48% (SONIA + 4.75%) 8/30/32	GBP	1,449,275	1,968,203
•CD&R Firefly Bidco Ltd. 8.72% (SONIA + 4.75%) 4/29/29	GBP	478,700	649,297
•INEOS Quattro Holdings U.K. Ltd. 6.40% (1 mo. EURIBOR + 4.50%) 4/2/29	EUR	902,737	738,914
•Market Bidco Ltd. 6.55% (3 mo. EURIBOR + 4.50%) 11/4/30	EUR	319,950	372,245
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United Kingdom (continued)
=π•Mercia
6.37% (SONIA + 2.40%) 4/9/26	GBP	80,087	$107,953
6.37% (SONIA + 2.40%) 4/9/26	GBP	1,380,399	1,860,710
6.37% (SONIA + 2.40%) 4/9/26	GBP	349,232	470,747
+OCS Group Holdings Ltd. 0.00% 11/28/31	GBP	1,000,000	1,346,265
			8,828,800
United States–1.22%
•Allied Universal Holdco LLC 6.97% (1 mo. USD Term SOFR + 3.25%) 8/20/32		493,621	495,867
•Altar Bidco, Inc. 9.28% (12 mo. SOFR CME + 5.60%) 2/1/30		1,680,278	1,578,756
•Amentum Government Services Holdings LLC 5.72% (1 mo. USD Term SOFR + 2.00%) 9/29/31		545,490	546,341
@•Avaya, Inc. 11.22% (1 mo. USD Term SOFR + 7.50%) 8/1/28		3,884	3,473
•Bally's Corp. 7.37% (3 mo. USD Term SOFR + 3.25%) 10/2/28		389,818	383,928
•Bausch & Lomb Corp. 7.97% (1 mo. USD Term SOFR + 4.25%) 1/15/31		506,903	511,465
•Boost Newco Borrower LLC 5.67% (3 mo. USD Term SOFR + 2.00%) 1/31/31		653,081	653,492
•Caesars Entertainment, Inc. 5.97% (1 mo. USD Term SOFR + 2.25%) 2/6/31		1,011,556	1,001,441
•Charter Communications Operating LLC 6.24% (3 mo. USD Term SOFR + 2.25%) 12/15/31		272	272
•Cloud Software Group, Inc. 6.92% (3 mo. USD Term SOFR + 3.25%) 8/13/32		379,932	380,172
•Clydesdale Acquisition Holdings, Inc. 6.89% (1 mo. USD Term SOFR + 3.18%) 4/13/29		648,177	648,287
•ConnectWise LLC 7.43% (3 mo. USD Term SOFR + 3.50%) 9/29/28		425,354	417,115
•CPV Fairview LLC 6.17% (3 mo. USD Term SOFR + 2.50%) 8/14/31		533,663	535,498
•CSC Holdings LLC 8.25% (3 mo. Prime Rate + 1.50%) 4/15/27		206,592	180,177
LVIP BlackRock Global Allocation Fund-25

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
•CVR Energy, Inc. 7.67% (3 mo. USD Term SOFR + 4.00%) 12/30/27		356,908	$357,204
•Digital Room Holdings, Inc. 9.07% (1 mo. USD Term SOFR + 5.25%) 12/21/28		349,101	342,119
•DirecTV Financing LLC
9.10% (3 mo. USD Term SOFR + 5.00%) 8/2/27		24,822	24,829
9.34% (3 mo. USD Term SOFR + 5.50%) 2/17/31		739,200	737,101
•ECL Entertainment LLC 6.72% (1 mo. USD Term SOFR + 3.00%) 8/30/30		1,242,904	1,238,243
•Fertitta Entertainment LLC 6.97% (1 mo. USD Term SOFR + 3.25%) 1/27/29		729,100	728,728
=•Galaxy Universal LLC 9.96% (3 mo. USD Term SOFR + 6.25%) 5/16/28		1,316,508	1,245,811
•GoTo Group, Inc.
8.79% (3 mo. USD Term SOFR + 4.75%) 4/28/28		78,965	30,458
8.79% (3 mo. USD Term SOFR + 4.75%) 4/28/28		90,909	80,455
•Highspring Holdings LLC 8.82% (3 mo. USD Term SOFR + 5.00%) 1/22/29		418,666	340,083
•Hydrofarm Holdings LLC 9.60% (3 mo. USD Term SOFR + 5.50%) 10/25/28		248,257	203,571
•Indy U.S. Bidco LLC 4.65% (1 mo. EURIBOR + 2.75%) 10/31/30	EUR	883,922	1,044,374
•Instructure Holdings, Inc. 6.44% (3 mo. USD Term SOFR + 2.75%) 11/13/31		1,402,959	1,404,544
•ITG Communications LLC 8.95% (3 mo. SOFR CME + 4.75%) 7/9/31		1,024,000	988,160
•J&J Ventures Gaming LLC 7.22% (1 mo. USD Term SOFR + 3.50%) 4/26/30		397,159	393,871
•Jack Ohio Finance LLC 7.72% (1 mo. USD Term SOFR + 4.00%) 2/2/32		162,770	161,834
•Kestrel Acquisition LLC 6.67% (3 mo. USD Term SOFR + 3.00%) 11/6/31		456,855	456,855
+Maverick Gaming LLC 0.00% 6/5/28		334,301	183,865
•McAfee LLC 6.72% (1 mo. USD Term SOFR + 3.00%) 3/1/29		875,935	805,588
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
•Ohio Power Partners LLC 6.47% (1 mo. USD Term SOFR + 2.75%) 11/12/32		422,940	$421,883
Peninsula Pacific Entertainment LLC
✠ 0.00% 10/1/32		173,577	174,011
• 8.42% (3 mo. USD Term SOFR + 4.75%) 10/1/32		740,597	742,448
•Pitney Bowes, Inc. 7.42% (1 mo. USD Term SOFR + 3.75%) 3/19/32		81,587	80,975
•Polaris Newco LLC 5.82% (3 mo. EURIBOR + 3.75%) 6/2/28	EUR	989,664	1,101,784
•Rain Carbon GmbH 7.04% (3 mo. EURIBOR + 5.00%) 10/31/28	EUR	1,000,000	1,171,157
•Redstone Holdco 2 LP
8.85% (3 mo. USD Term SOFR + 4.75%) 4/27/28		1,148,446	464,546
11.85% (3 mo. USD Term SOFR + 7.75%) 4/27/29		742,791	135,411
RunItOneTime LLC
=@• 4.72% (1 mo. USD Term SOFR + 1.00%) 4/16/26		9,622	9,406
=@• 4.72% (1 mo. USD Term SOFR + 1.00%) 4/16/26		197,037	192,603
=• 16.22% (1 mo. USD Term SOFR + 12.50%) 4/16/26		117,016	117,016
•Stakeholder Midstream LLC 8.04% (6 mo. USD Term SOFR + 4.00%) 1/1/31		1,010,467	1,013,630
•Verifone Systems, Inc. 9.35% (3 mo. USD Term SOFR + 5.25%) 8/18/28		1,089,572	1,029,646
•West Deptford Energy Holdings LLC 7.72% (1 mo. USD Term SOFR + 4.00%) 12/30/31		406,955	403,480
•X Corp.
9.50% (6 mo. USD Term SOFR + 9.50%) 10/26/29		200,000	199,142
10.45% (3 mo. USD Term SOFR + 6.50%) 10/26/29		93,523	91,786
•Xerox Holdings Corp. 7.67% (6 mo. USD Term SOFR + 4.00%) 11/19/29		431,832	368,137
			25,821,038
Total Loan Agreements (Cost $66,522,417)			66,303,586
LVIP BlackRock Global Allocation Fund-26

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔMUNICIPAL BONDS–0.05%
United States–0.05%
Maricopa County Industrial Development Authority (Grand Canyon University Obligated Group) 7.38% 10/1/29	395,000	$414,365
Port of Beaumont Navigation District 10.00% 7/1/26	585,000	587,279
Total Municipal Bonds (Cost $980,000)		1,001,644
ΔNON-AGENCY ASSET-BACKED SECURITIES–3.50%
Cayman Islands–1.16%
•720 East CLO VII Ltd. 4.94% (3 mo. USD Term SOFR + 1.06%) 4/20/37	320,000	319,607
•AGL Core CLO 31 Ltd. 5.28% (3 mo. USD Term SOFR + 1.40%) 7/20/37	750,000	751,787
•Ballyrock CLO 14 Ltd. 5.26% (3 mo. USD Term SOFR + 1.38%) 7/20/37	2,500,000	2,505,625
•CIFC Funding Ltd.
Class A1R 5.08% (3 mo. USD Term SOFR + 1.18%) 3/31/38	950,000	949,901
Class A1R 5.16% (3 mo. USD Term SOFR + 1.26%) 1/15/38	700,000	700,853
Class A1R2 5.20% (3 mo. USD Term SOFR + 1.30%) 7/15/38	2,000,000	2,006,400
Class BR2 5.75% (3 mo. USD Term SOFR + 1.85%) 7/15/38	700,000	699,496
•Flatiron CLO 28 Ltd. 4.98% (3 mo. USD Term SOFR + 1.08%) 7/15/36	250,000	250,399
•Greystone CRE Notes Ltd. 4.88% (1 mo. USD Term SOFR + 1.13%) 7/15/39	28,547	28,530
•Madison Park Funding XL-R Ltd. 5.25% (3 mo. USD Term SOFR + 1.29%) 10/16/38	250,000	250,650
•Neuberger Berman CLO XXI Ltd. 5.20% (3 mo. USD Term SOFR + 1.32%) 1/20/39	3,400,000	3,407,776
•OCP CLO Ltd. 5.21% (3 mo. USD Term SOFR + 1.34%) 11/26/37	300,000	300,732
•Octagon Investment Partners XVI Ltd. 5.74% (3 mo. USD Term SOFR + 1.86%) 7/17/30	1,000,000	1,000,790
•OHA Credit Funding 15-R Ltd. 5.17% (3 mo. USD Term SOFR + 1.29%) 7/20/38	700,000	701,699
		Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
Cayman Islands (continued)
•Regatta 31 Funding Ltd. 5.03% (3 mo. USD Term SOFR + 1.17%) 3/25/38		1,000,000	$999,696
•RR 28 Ltd. 5.45% (3 mo. USD Term SOFR + 1.55%) 4/15/37		388,191	388,877
•Silver Point CLO 7 Ltd. 5.26% (3 mo. USD Term SOFR + 1.36%) 1/15/38		250,000	250,561
•Sixth Street CLO XX Ltd.
Class A1R 5.20% (3 mo. USD Term SOFR + 1.32%) 7/17/38		2,000,000	2,004,718
Class A2R 5.45% (3 mo. USD Term SOFR + 1.57%) 7/17/38		2,000,000	2,004,700
•TCW CLO Ltd. 5.25% (3 mo. USD Term SOFR + 1.38%) 3/31/38		1,000,000	1,002,591
•Texas Debt Capital CLO Ltd. 6.63% (3 mo. USD Term SOFR + 2.75%) 7/20/38		700,000	703,348
•Trestles CLO III Ltd. 5.27% (3 mo. USD Term SOFR + 1.39%) 10/20/37		750,000	752,711
•Voya CLO Ltd. 6.02% (3 mo. USD Term SOFR + 2.11%) 7/15/31		300,000	300,634
•Whitebox CLO V Ltd.
Class A1 5.61% (3 mo. USD Term SOFR + 1.36%) 7/20/38		2,000,000	2,003,946
Class B 5.95% (3 mo. USD Term SOFR + 1.70%) 7/20/38		300,000	301,098
			24,587,125
Ireland–0.56%
•AB Carval Euro CLO II-C DAC 5.81% (3 mo. EURIBOR + 3.75%) 2/15/37	EUR	290,000	341,608
•Arbour CLO VI DAC 5.26% (3 mo. EURIBOR + 3.20%) 11/15/37	EUR	330,000	384,881
•Arcano Euro CLO I DAC 5.47% (3 mo. EURIBOR + 3.40%) 4/25/39	EUR	390,000	461,760
•Arcano Euro CLO II DAC 5.37% (3 mo. EURIBOR + 3.30%) 7/25/39	EUR	170,000	199,881
•Arini European CLO IV DAC 5.53% (3 mo. EURIBOR + 3.50%) 1/15/38	EUR	470,000	554,356
•Arini European CLO V DAC 4.83% (3 mo. EURIBOR + 2.80%) 1/15/39	EUR	250,000	293,401
LVIP BlackRock Global Allocation Fund-27

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
Ireland (continued)
•Aurium CLO VII DAC 5.28% (3 mo. EURIBOR + 3.15%) 10/15/38	EUR	120,000	$140,990
•Aurium CLO XIII DAC 4.81% (3 mo. EURIBOR + 2.80%) 4/15/38	EUR	170,000	198,324
•Avoca CLO XVIII DAC 5.08% (3 mo. EURIBOR + 3.05%) 1/15/38	EUR	180,000	210,136
•Avoca Static CLO I DAC 4.93% (3 mo. EURIBOR + 2.90%) 1/15/35	EUR	160,000	188,032
•Capital Four CLO VIII DAC 5.32% (3 mo. EURIBOR + 3.25%) 10/25/37	EUR	390,000	460,573
•CIFC European Funding CLO II DAC 5.03% (3 mo. EURIBOR + 3.00%) 10/15/39	EUR	230,000	269,331
•Contego CLO V DAC 5.13% (3 mo. EURIBOR + 3.10%) 10/15/37	EUR	250,000	288,844
•Contego CLO VII DAC 5.49% (3 mo. EURIBOR + 3.45%) 1/23/38	EUR	320,000	373,468
•Contego CLO XI DAC 5.25% (3 mo. EURIBOR + 3.20%) 11/20/38	EUR	240,000	278,693
•CVC Cordatus Opportunity Loan Fund-R DAC 4.86% (3 mo. EURIBOR + 2.80%) 8/15/33	EUR	780,000	909,421
•Elm Park CLO DAC 5.32% (3 mo. EURIBOR + 3.20%) 1/15/38	EUR	120,000	141,131
•Fidelity Grand Harbour CLO DAC 4.76% (3 mo. EURIBOR + 2.70%) 2/15/38	EUR	330,000	383,837
•Hambridge Euro CLO 1 DAC 5.34% (3 mo. EURIBOR + 3.30%) 10/20/38	EUR	230,000	272,181
•Henley CLO XI DAC 4.67% (3 mo. EURIBOR + 2.60%) 4/25/39	EUR	370,000	430,191
•Henley CLO XII DAC 5.11% (3 mo. EURIBOR + 3.10%) 1/15/38	EUR	240,000	282,476
•Jubilee CLO DAC 5.21% (3 mo. EURIBOR + 3.20%) 1/15/39	EUR	410,000	478,110
•Palmer Square European Loan Funding DAC
Class D 5.11% (3 mo. EURIBOR + 3.05%) 5/15/34	EUR	240,000	281,806
		Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
Ireland (continued)
•Palmer Square European Loan Funding DAC (continued)
Class D 5.21% (3 mo. EURIBOR + 3.15%) 5/15/34	EUR	290,000	$340,088
•Penta CLO 17 DAC 5.31% (3 mo. EURIBOR + 3.25%) 8/15/38	EUR	274,000	322,084
•Providus CLO II DAC 5.21% (3 mo. EURIBOR + 3.20%) 10/15/38	EUR	260,000	304,635
•Rockford Tower Europe CLO DAC
Class D 5.07% (3 mo. EURIBOR + 3.00%) 10/25/37	EUR	320,000	373,627
Class D 5.18% (3 mo. EURIBOR + 3.10%) 1/15/40	EUR	170,000	199,131
•Signal Harmonic CLO I DAC 5.42% (3 mo. EURIBOR + 3.50%) 7/15/38	EUR	110,000	129,743
•Sona Fios CLO III DAC 5.25% (3 mo. EURIBOR + 3.25%) 4/20/37	EUR	510,000	599,337
•Sona Fios CLO V DAC 5.33% (3 mo. EURIBOR + 3.30%) 8/25/38	EUR	190,000	223,794
•Texas Debt Capital Euro CLO DAC 5.02% (3 mo. EURIBOR + 3.00%) 4/16/39	EUR	390,000	457,057
•Tikehau CLO XII DAC 5.25% (3 mo. EURIBOR + 3.25%) 10/20/38	EUR	420,000	496,031
•Victory Street CLO I DAC 5.48% (3 mo. EURIBOR + 3.45%) 1/15/38	EUR	360,000	425,763
•Victory Street CLO II DAC 5.20% (3 mo. EURIBOR + 3.10%) 1/15/39	EUR	270,000	317,284
			12,012,005
United States–1.78%
Affirm Asset Securitization Trust
Class A 4.45% 10/15/30		857,451	858,268
Class B 4.56% 10/15/30		128,000	128,212
Compass Datacenters Issuer II LLC 4.93% 11/25/50		976,000	974,150
Concord Music Royalties LLC 5.64% 10/20/74		315,000	317,822
DB Master Finance LLC 4.89% 8/20/55		851,000	852,742
•FNA 8 LLC 5.62% 3/15/45		767,841	773,194
LVIP BlackRock Global Allocation Fund-28

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
United States (continued)
Foundation Finance Trust 4.56% 8/15/52	1,075,783	$1,078,645
GoodLeap Home Improvement Solutions Trust 5.35% 10/20/46	1,137,124	1,151,755
GoodLeap Sustainable Home Solutions Trust 2.10% 5/20/48	298,151	242,417
GreenSky Home Improvement Trust
Class A4 5.67% 6/25/59	624,240	639,773
Class B 5.87% 6/25/59	100,071	102,307
•Huntington Bank Auto Credit-Linked Notes
Class B2 5.12% (30 day USD SOFR Average + 1.20%) 9/20/33	238,401	238,738
Class B2 5.32% (30 day USD SOFR Average + 1.40%) 5/20/32	354,383	355,357
Lendmark Funding Trust 4.51% 5/21/35	994,000	993,702
Lyra Music Assets Delaware LP 5.76% 12/22/64	897,091	907,731
Mariner Finance Issuance Trust
Class A 4.59% 11/22/38	848,000	850,716
Class A 5.13% 9/22/36	632,000	640,416
Class D 6.77% 9/22/36	105,000	107,563
•MF1 LLC 5.18% (1 mo. USD Term SOFR + 1.45%) 2/18/43	770,000	771,442
Navient Private Education Refi Loan Trust
Class B 2.61% 4/15/60	151,947	136,861
Class C 3.48% 4/15/60	398,785	374,391
• Class A 4.76% (U.S. (Fed) Prime Rate + 1.99%) 4/15/60	503,662	498,530
Class A 5.66% 10/15/72	1,235,025	1,265,542
Navient Refinance Loan Trust
Class A 4.72% 9/15/55	818,397	819,017
Class A 4.80% 10/15/55	563,325	564,423
Nelnet Student Loan Trust
Class B1 2.85% 4/20/62	762,000	684,340
Class C 3.57% 4/20/62	690,108	612,290
Class D 4.93% 4/20/62	655,600	602,566
• Class A1B 5.08% (30 day USD SOFR Average + 1.10%) 3/15/57	1,324,272	1,319,336
• Class A1B 5.27% (30 day USD SOFR Average + 1.35%) 6/22/65	881,112	887,265
Class D 5.82% 6/22/65	524,000	516,866
Planet Fitness Master Issuer LLC 5.65% 12/6/55	727,000	726,727
		Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
United States (continued)
Progress Residential Trust 3.44% 5/17/26		300,515	$298,115
QTS Issuer ABS II LLC 5.04% 10/5/55		914,000	905,936
Regional Management Issuance Trust
= 3.88% 10/17/33		1,711,000	1,672,502
Class A 4.59% 11/16/37		1,191,000	1,189,025
Republic Finance Issuance Trust
Class A 4.59% 11/20/34		1,091,000	1,094,517
Class A 5.91% 8/20/32		977,000	986,895
Retained Vantage Data Centers Issuer LLC 5.09% 8/15/50		777,000	769,838
•Silver Point Euro CLO 1 DAC 5.10% (3 mo. EURIBOR + 3.00%) 1/15/39	EUR	130,000	151,954
•SLM Private Education Loan Trust 8.61% (1 mo. USD Term SOFR + 4.86%) 10/15/41		323,080	339,635
SMB Private Education Loan Trust
Class B 2.30% 1/15/53		108,637	106,090
Class B 2.31% 1/15/53		131,490	128,726
Class C 2.99% 1/15/53		1,228,851	1,086,971
Class C 3.00% 1/15/53		56,928	50,671
Class D2 3.86% 1/15/53		157,236	143,137
• Class A1B 5.07% (30 day USD SOFR Average + 1.10%) 7/15/53		816,366	809,734
SoFi Personal Loan Trust
Class R1 1.00% 11/12/30		19,306	396,511
Class A 1.75% 2/12/31		15,000	255,813
Class A 6.00% 11/12/30		603,816	610,590
Class A 6.06% 2/12/31		313,048	310,848
Subway Funding LLC 6.27% 7/30/54		620,730	633,786
Summit Issuer LLC 5.21% 11/20/55		995,000	997,150
Taco Bell Funding LLC 4.82% 8/25/55		995,000	989,420
Truist Bank Auto Credit-Linked Notes 4.73% 9/26/33		686,020	687,128
♦Upgrade Master Pass-Through Trust 4.61% 10/15/32		276,346	276,836
Upgrade Master Pass-Thru Trust
Class A 4.55% 11/15/32		727,171	726,849
Class B 4.98% 11/15/32		293,000	293,391
LVIP BlackRock Global Allocation Fund-29

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
United States (continued)
UPX HIL Issuer Trust 5.16% 1/25/47	958,335	$965,737
		37,870,909
Total Non-Agency Asset-Backed Securities (Cost $74,841,176)		74,470,039
ΔNON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.36%
United States–0.36%
•Ajax Mortgage Loan Trust
Class A1 1.74% 12/25/60	1,099,613	984,035
Class A2 2.69% 12/25/60	208,229	161,043
Class B1 3.73% 12/25/60	137,618	93,989
•CSMC Trust 7.19% (1 mo. USD Term SOFR + 3.44%) 2/15/27	802,080	791,483
•JP Morgan Mortgage Trust
Class A2A 2.50% 12/25/51	898,314	751,917
Class A3A 2.50% 2/25/52	1,317,956	1,190,441
Class A4A 2.50% 2/25/52	672,085	463,166
=•MCM TR VFN1 2.50% 1/1/59	876,048	840,001
=π^MCM Trust 0.00% 8/25/28	702,652	566,344
MCR Mortgage Trust 8.73% 6/12/39	244,000	247,722
TVC DSCR
=π^ 0.00% 2/1/51	472,941	399,185
= 2.38% 2/1/51	833,999	788,201
•Wells Fargo Commercial Mortgage Trust 5.31% 7/15/35	316,000	318,909
Total Non-Agency Collateralized Mortgage Obligations (Cost $8,016,529)		7,596,436
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.30%
Cayman Islands–0.05%
•AREIT Ltd. 5.35% (1 mo. USD Term SOFR + 1.39%) 12/17/29	790,000	789,260
•MF1 Trust 7.12% (1 mo. USD Term SOFR + 3.37%) 12/15/34	371,266	371,145
		1,160,405
United States–1.25%
•1211 Avenue of the Americas Trust 4.14% 8/10/35	508,000	461,934
•1301 Trust 5.06% 8/11/42	400,000	403,728
Arbor Multifamily Mortgage Securities Trust 1.75% 5/15/53	224,482	185,087
•Atrium Hotel Portfolio Trust 5.40% (1 mo. USD Term SOFR + 1.65%) 8/15/42	200,000	200,180
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•BAHA Trust 7.52% 12/10/41	610,000	$639,257
•BAMLL Trust 9.00% (1 mo. USD Term SOFR + 5.25%) 2/15/42	968,000	971,466
•BAY Mortgage Trust 5.55% (1 mo. USD Term SOFR + 1.80%) 5/15/35	190,000	190,660
•Bayview Commercial Asset Trust
Class M1 4.36% (1 mo. USD Term SOFR + 0.62%) 10/25/36	7,075	6,848
Class M6 5.12% (1 mo. USD Term SOFR + 1.16%) 11/25/35	7,963	8,711
•BBCMS Mortgage Trust 5.07% (1 mo. USD Term SOFR + 1.32%) 3/15/37	188,000	167,672
*•Benchmark Mortgage Trust 1.25% 2/15/54	6,097,760	284,736
•BFLD Commercial Mortgage Trust 7.91% 10/10/42	888,000	910,049
•BHMS Commercial Mortgage Trust 5.60% (1 mo. USD Term SOFR + 1.85%) 8/15/42	450,000	451,126
•BMP Trust 7.14% (1 mo. USD Term SOFR + 3.39%) 6/15/41	282,000	282,352
BWAY Mortgage Trust 3.63% 3/10/33	487,544	444,615
BX Commercial Mortgage Trust
Class A 2.84% 3/9/44	100,708	93,355
• Class A 4.55% (1 mo. USD Term SOFR + 0.80%) 10/15/38	80,054	79,654
• Class A 5.14% (1 mo. USD Term SOFR + 1.39%) 3/15/41	477,167	477,438
• Class A 5.29% (1 mo. USD Term SOFR + 1.54%) 5/15/34	355,322	355,322
• Class B 5.39% (1 mo. USD Term SOFR + 1.64%) 12/15/39	1,006,534	1,008,728
• Class A 5.39% (1 mo. USD Term SOFR + 1.64%) 5/15/41	238,914	239,285
• Class F 6.11% (1 mo. USD Term SOFR + 2.36%) 10/15/38	1,134,729	1,129,055
•BX Trust
Class D 3.94% 12/9/41	317,000	301,756
Class E 3.94% 12/9/41	1,319,000	1,216,938
LVIP BlackRock Global Allocation Fund-30

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•BX Trust (continued)
Class A 5.19% (1 mo. USD Term SOFR + 1.44%) 4/15/41	550,284	$549,609
Class A 5.88% 6/13/47	145,000	147,259
Class E 6.64% (1 mo. USD Term SOFR + 2.89%) 6/15/41	308,000	307,233
Class E 6.69% (1 mo. USD Term SOFR + 2.94%) 3/15/30	569,778	566,221
Class F 7.69% (1 mo. USD Term SOFR + 3.94%) 6/15/41	771,000	774,129
•CD Mortgage Trust 3.91% 11/13/50	33,602	32,209
CFSP Mortgage Trust 6.50% 4/15/37	633,369	618,259
•CONE Trust 7.64% (1 mo. USD Term SOFR + 3.89%) 8/15/41	360,000	361,754
•CSAIL Commercial Mortgage Trust 4.40% 11/15/48	11,417	11,328
•DBSG Mortgage Trust 5.63% (1 mo. USD Term SOFR + 1.88%) 8/15/34	160,000	160,000
•DGWD Trust 5.35% (1 mo. USD Term SOFR + 1.60%) 8/15/35	648,000	648,882
•ELM Trust 7.79% 6/10/39	686,000	691,930
•FS Rialto Issuer LLC 5.12% (1 mo. USD Term SOFR + 1.39%) 8/19/42	630,000	629,606
•GS Mortgage Securities Corp. Trust
Class A 5.17% (1 mo. USD Term SOFR + 1.41%) 5/15/26	209,172	198,720
Class A 6.38% (1 mo. USD Term SOFR + 2.65%) 11/25/41	887,000	888,150
GS Mortgage Securities Trust 2.73% 5/12/53	515,232	468,416
•HILT Commercial Mortgage Trust
Class A 5.29% (1 mo. USD Term SOFR + 1.54%) 5/15/37	616,000	615,808
Class D 6.94% (1 mo. USD Term SOFR + 3.19%) 5/15/37	726,000	729,613
•JP Morgan Chase Commercial Mortgage Securities Trust
Class C 3.45% 1/5/39	310,000	258,472
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•JP Morgan Chase Commercial Mortgage Securities Trust (continued)
Class E 6.57% (1 mo. USD Term SOFR + 2.81%) 4/15/38	778,000	$777,999
Class F 7.07% (1 mo. USD Term SOFR + 3.31%) 4/15/38	364,000	364,000
•JW Commercial Mortgage Trust 6.94% (1 mo. USD Term SOFR + 3.19%) 6/15/39	260,000	260,648
•KSL Commercial Mortgage Trust 5.29% (1 mo. USD Term SOFR + 1.54%) 12/15/39	472,832	472,685
•LoanCore Issuer LLC 5.12% (1 mo. USD Term SOFR + 1.39%) 8/17/42	640,000	640,000
•MHC Commercial Mortgage Trust
Class E 5.97% (1 mo. USD Term SOFR + 2.22%) 4/15/38	14,407	14,371
Class F 6.47% (1 mo. USD Term SOFR + 2.72%) 4/15/38	99,425	99,544
•MHP Trust 6.62% (1 mo. USD Term SOFR + 2.86%) 7/15/38	387,313	386,144
•Morgan Stanley Capital I Trust 4.28% 7/11/40	234,000	217,423
•NYC Commercial Mortgage Trust 4.96% (1 mo. USD Term SOFR + 1.21%) 2/15/42	325,000	322,362
•ONNI Commerical Mortgage Trust 5.57% 7/15/39	320,000	324,782
•PENN Commercial Mortgage Trust 5.34% 8/10/42	343,000	351,517
•PKHL Commercial Mortgage Trust 7.22% (1 mo. USD Term SOFR + 3.46%) 7/15/38	108,752	42,116
•PRM5 Trust 5.62% 3/10/33	700,000	700,461
•SCG Commercial Mortgage Trust 6.70% (1 mo. USD Term SOFR + 2.95%) 3/15/35	410,000	407,443
•SREIT Trust
Class F 6.48% (1 mo. USD Term SOFR + 2.73%) 11/15/36	220,754	220,686
LVIP BlackRock Global Allocation Fund-31

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•SREIT Trust (continued)
Class F 6.49% (1 mo. USD Term SOFR + 2.74%) 11/15/38		811,677	$811,180
UBS Commercial Mortgage Trust 2.92% 10/15/52		137,681	130,557
•VNDO Trust 3.90% 1/10/35		267,100	263,212
Wells Fargo Commercial Mortgage Trust
*• Class XA 1.48% 4/15/54		2,761,406	154,328
*• Class XA 1.79% 7/15/53		3,294,270	212,843
• Class A 3.75% 6/15/36		169,000	158,721
			26,500,572
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $27,606,481)			27,660,977
ΔSOVEREIGN BONDS–3.28%
Argentina–0.00%
φArgentina Republic Government International Bonds 0.75% 7/9/30		97,600	82,960
			82,960
Barbados–0.01%
Barbados Government International Bonds 8.00% 6/26/35		165,000	173,415
			173,415
Benin–0.01%
Benin Government International Bonds 7.96% 2/13/38		200,000	207,330
			207,330
Brazil–0.25%
^Brazil Letras do Tesouro Nacional
0.00% 4/1/26	BRL	10,738,000	1,895,451
0.00% 7/1/26	BRL	2,870,000	490,525
Brazil Notas do Tesouro Nacional
6.00% 8/15/30	BRL	1,306,000	1,022,804
10.00% 1/1/27	BRL	10,608,000	1,875,276
			5,284,056
Canada–0.18%
Canada Government Bonds 2.75% 3/1/30	CAD	5,194,000	3,761,189
			3,761,189
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Chile–0.01%
Chile Government International Bonds 4.34% 3/7/42		252,000	$223,877
			223,877
China–0.03%
China Government Bonds
1.92% 7/15/45	CNY	1,840,000	245,810
2.11% 8/25/34	CNY	2,940,000	429,525
			675,335
Colombia–0.11%
Colombia Government International Bonds 8.00% 4/20/33		234,000	251,550
Colombia TES
5.75% 11/3/27	COP	4,815,500,000	1,153,368
7.75% 9/18/30	COP	4,172,200,000	904,926
			2,309,844
Costa Rica–0.01%
Costa Rica Government International Bonds 7.30% 11/13/54		200,000	224,500
			224,500
Czech Republic–0.03%
Czech Republic Government Bonds 4.50% 11/11/32	CZK	13,000,000	638,132
			638,132
Dominican Republic–0.03%
Dominican Republic International Bonds
4.50% 1/30/30		263,000	256,491
7.05% 2/3/31		151,000	162,023
10.75% 6/1/36	DOP	17,350,000	298,796
			717,310
Ecuador–0.00%
Ecuador Government International Bonds 6.90% 7/31/30		90,343	89,057
			89,057
Egypt–0.06%
Egypt Government Bonds
21.38% 2/4/28	EGP	5,931,000	122,470
23.44% 7/1/28	EGP	5,470,000	116,974
24.14% 12/3/27	EGP	579,000	12,404
24.46% 10/1/27	EGP	4,833,000	102,895
Egypt Government International Bonds
5.63% 4/16/30	EUR	144,000	168,488
7.63% 5/29/32		200,000	212,530
8.50% 1/31/47		220,000	215,816
LVIP BlackRock Global Allocation Fund-32

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Egypt (continued)
^Egypt Treasury Bills 0.00% 6/23/26	EGP	17,975,000	$337,168
			1,288,745
France–0.05%
French Republic Government Bonds O.A.T. 3.20% 5/25/35	EUR	877,000	1,006,984
			1,006,984
Gabon–0.01%
Gabon Government International Bonds 9.50% 2/18/29		200,000	173,040
			173,040
Guatemala–0.02%
Guatemala Government Bonds
6.25% 8/15/36		200,000	209,000
7.05% 10/4/32		200,000	219,400
			428,400
Hungary–0.04%
Hungary Government Bonds 7.00% 10/24/35	HUF	141,350,000	437,850
Hungary Government International Bonds 5.25% 6/16/29		244,000	248,840
Magyar Export-Import Bank Zrt 6.00% 5/16/29	EUR	128,000	161,094
			847,784
Indonesia–0.10%
Indonesia Government International Bonds 4.65% 9/20/32		200,000	201,292
Indonesia Treasury Bonds
6.63% 5/15/33	IDR	2,937,000,000	181,155
7.00% 5/15/27	IDR	13,392,000,000	821,428
7.00% 2/15/33	IDR	4,445,000,000	280,167
7.13% 6/15/38	IDR	9,577,000,000	611,101
8.25% 6/15/32	IDR	487,000,000	32,784
			2,127,927
Ireland–0.35%
Ireland Government Bonds 2.60% 10/18/34	EUR	6,638,716	7,556,748
			7,556,748
Italy–0.16%
Italy Buoni Poliennali Del Tesoro 2.95% 7/1/30	EUR	2,880,000	3,417,149
			3,417,149
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Ivory Coast–0.02%
Ivory Coast Government International Bonds
5.88% 10/17/31	EUR	176,000	$208,245
8.08% 4/1/36		200,000	215,660
			423,905
Japan–0.02%
Japan Government Thirty Year Bonds 3.20% 9/20/55	JPY	83,200,000	515,156
			515,156
Kazakhstan–0.01%
Development Bank of Kazakhstan JSC 13.49% 5/23/28	KZT	101,000,000	185,803
			185,803
Kenya–0.01%
Republic of Kenya Government International Bonds 9.75% 2/16/31		200,000	218,760
			218,760
Latvia–0.01%
Latvia Government International Bonds 5.13% 7/30/34		200,000	205,053
			205,053
Luxembourg–0.03%
Eagle Funding Luxco SARL 5.50% 8/17/30		635,000	646,805
			646,805
Mexico–0.25%
Mexico Bonos
7.00% 9/3/26	MXN	30,965,100	1,715,423
7.50% 5/26/33	MXN	38,195,400	1,972,756
8.50% 3/1/29	MXN	11,412,100	639,204
Mexico Government International Bonds
5.38% 3/22/33		200,000	198,200
6.63% 1/29/38		200,000	208,700
7.38% 5/13/55		515,000	554,655
			5,288,938
Morocco–0.01%
Morocco Government International Bonds 5.95% 3/8/28		200,000	205,715
			205,715
LVIP BlackRock Global Allocation Fund-33

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Nigeria–0.01%
Nigeria Government International Bonds 7.63% 11/28/47		223,000	$210,708
			210,708
Oman–0.01%
Oman Government International Bonds 6.75% 1/17/48		200,000	219,955
			219,955
Panama–0.01%
Panama Government International Bonds 7.50% 3/1/31		200,000	221,720
			221,720
Paraguay–0.01%
Paraguay Government International Bonds 2.74% 1/29/33		200,000	178,352
			178,352
Peru–0.04%
Peru Government International Bonds
2.78% 1/23/31		162,000	149,372
6.85% 8/12/35	PEN	1,364,000	436,489
7.60% 8/12/39	PEN	466,000	151,215
Peruvian Government International Bonds 1.86% 12/1/32		106,000	87,418
			824,494
Philippines–0.16%
Philippines Government Bonds
6.00% 8/20/30	PHP	60,595,000	1,036,164
6.25% 2/28/29	PHP	24,620,000	426,290
6.38% 7/27/30	PHP	35,850,000	622,089
6.38% 4/28/35	PHP	62,250,000	1,082,210
Philippines Government International Bonds 6.38% 1/15/32		133,000	147,031
			3,313,784
Poland–0.14%
Republic of Poland Government Bonds
2.00% 8/25/36	PLN	710,820	180,056
4.75% 7/25/29	PLN	1,986,000	563,099
5.00% 10/25/34	PLN	2,177,000	603,655
5.00% 10/25/35	PLN	2,162,000	594,515
5.75% 4/25/29	PLN	3,379,000	986,861
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Poland (continued)
Republic of Poland Government International Bonds
4.88% 10/4/33		40,000	$40,677
5.50% 4/4/53		127,000	121,871
			3,090,734
Romania–0.03%
Romania Government International Bonds
2.12% 7/16/31	EUR	97,000	100,044
5.25% 11/25/27		80,000	81,230
6.25% 9/10/34	EUR	153,000	188,798
6.50% 10/7/45	EUR	91,000	106,542
6.75% 7/11/39	EUR	65,000	79,741
			556,355
Serbia–0.01%
Serbia International Bonds 6.00% 6/12/34		200,000	206,767
			206,767
South Africa–0.26%
Republic of South Africa Government Bonds
7.00% 2/28/31	ZAR	29,072,067	1,713,620
8.00% 1/31/30	ZAR	36,862,398	2,271,747
8.50% 1/31/37	ZAR	16,834,000	1,006,752
Republic of South Africa Government International Bonds
5.00% 10/12/46		300,000	234,847
5.75% 9/30/49		251,000	211,591
			5,438,557
Spain–0.22%
Spain Government Bonds
2.70% 1/31/30	EUR	3,309,000	3,911,330
3.15% 4/30/35	EUR	748,000	873,130
			4,784,460
Thailand–0.12%
Thailand Government Bonds
2.41% 3/17/35	THB	19,524,000	662,514
2.50% 11/17/29	THB	55,249,000	1,838,525
4.00% 6/17/55	THB	461,000	19,298
			2,520,337
Trinidad And Tobago–0.01%
Trinidad & Tobago Government International Bonds 6.40% 6/26/34		200,000	201,500
			201,500
LVIP BlackRock Global Allocation Fund-34

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Turkey–0.02%
Turkiye Government Bonds
30.00% 9/12/29	TRY	2,820,000	$63,932
31.08% 11/8/28	TRY	4,970,000	114,601
Turkiye Government International Bonds 7.13% 2/12/32		200,000	212,120
			390,653
Ukraine–0.00%
Ukraine Government International Bonds
φ^ 0.00% 2/1/30		5,252	3,112
φ^ 0.00% 2/1/34		19,626	9,309
φ^ 0.00% 2/1/35		16,585	9,372
φ^ 0.00% 2/1/36		13,821	7,843
φ 4.50% 2/1/29		57,688	42,990
φ 4.50% 2/1/34		38,458	23,438
			96,064
United Kingdom–0.38%
U.K. Gilts 4.38% 3/7/30	GBP	5,912,000	8,104,000
			8,104,000
Uruguay–0.02%
Oriental Republic of Uruguay 5.25% 9/10/60		135,369	126,367
Uruguay Government International Bonds
8.00% 10/29/35	UYU	6,132,000	161,421
9.75% 7/20/33	UYU	4,102,188	117,431
			405,219
Uzbekistan–0.01%
Republic of Uzbekistan International Bonds 5.38% 5/29/27	EUR	135,000	162,163
			162,163
Total Sovereign Bonds (Cost $66,782,809)			69,849,739

	Number of Shares
EXCHANGE-TRADED FUNDS–2.92%
iShares Broad USD High Yield Corporate Bond ETF	56,993	2,131,253
iShares China Large-Cap ETF	116,064	4,444,091
iShares MSCI Brazil ETF	26,620	845,717
iShares MSCI China ETF	16,664	1,001,006
KraneShares CSI China Internet ETF	57,160	1,946,298
∞SPDR® Gold Shares	120,609	47,798,553
State Street Blackstone Senior Loan ETF	24,781	1,022,712
State Street SPDR S&P Regional Banking ETF	22,354	1,448,763
	Number of Shares	Value (U.S. $)
EXCHANGE-TRADED FUNDS (continued)
VanEck Semiconductor ETF	3,929	$1,414,951
Total Exchange-Traded Funds (Cost $49,349,707)		62,053,344
MONEY MARKET FUND–2.67%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 3.74%)	56,755,914	56,755,914
Total Money Market Fund (Cost $56,755,914)		56,755,914

	Principal Amount°
SHORT-TERM INVESTMENTS–6.81%
U.S. TREASURY OBLIGATIONS–6.81%
≠U.S. Treasury Bills
3.60% 3/17/26	4,700,000	4,666,195
3.61% 1/13/26	1,000,000	998,817
3.61% 3/19/26	6,000,000	5,955,329
3.63% 1/20/26	754,000	752,581
3.64% 2/12/26	7,200,000	7,170,567
3.64% 2/12/26	600,000	597,547
3.64% 3/19/26	235,000	233,250
3.65% 2/12/26	500,000	497,956
3.66% 3/12/26	6,165,000	6,123,095
3.67% 2/10/26	645,000	642,420
3.67% 2/10/26	5,500,000	5,478,000
3.69% 3/5/26	7,000,000	6,957,388
3.69% 3/10/26	6,700,000	6,656,630
3.71% 1/22/26	170,000	169,639
3.72% 3/5/26	114,000	113,306
3.73% 1/6/26	198,000	197,899
3.79% 2/17/26	4,200,000	4,179,712
3.81% 2/24/26	6,962,000	6,923,230
3.82% 2/19/26	5,086,000	5,060,179
3.86% 1/8/26	8,300,000	8,293,877
3.86% 1/27/26	3,700,000	3,689,923
3.86% 2/3/26	7,872,000	7,844,832
3.86% 2/19/26	342,000	340,245
3.87% 2/5/26	5,966,000	5,944,087
3.89% 1/20/26	5,555,000	5,543,874
3.89% 1/27/26	4,300,000	4,288,246
3.89% 2/12/26	5,780,000	5,756,372
3.90% 1/20/26	162,000	161,673
3.91% 1/13/26	58,000	57,926
3.91% 1/13/26	6,861,000	6,852,227
3.91% 1/20/26	315,000	314,362
3.92% 1/6/26	8,000,000	7,995,750
3.92% 1/13/26	8,700,000	8,688,915
3.93% 1/2/26	89,000	88,990
3.94% 1/2/26	6,000,000	5,999,359
3.94% 1/8/26	7,535,000	7,529,363
3.94% 1/15/26	148,000	147,778
LVIP BlackRock Global Allocation Fund-35

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
U.S. TREASURY OBLIGATIONS (continued)
≠U.S. Treasury Bills (continued)
4.09% 4/16/26	2,000,000	$1,979,639
		144,891,178
Total Short-Term Investments (Cost $144,880,237)		144,891,178

	Notional Amount
OPTIONS PURCHASED–0.31%
Over-The-Counter–0.01%
Call Swaptions–0.01%
1 Year Interest Rate Swap, expiration date 6/10/27, notional amount $81,661,259 GS	81,661,259	$85,251
10 Year Interest Rate Swap, expiration date 2/10/36, notional amount $4,757,210 JPM	4,757,210	2,291
10 Year Interest Rate Swap, expiration date 2/5/26, notional amount $6,526,120 DB	6,526,120	7,728
30 Year Interest Rate Swap, expiration date 4/30/26, notional amount $16,649,000 BOA	16,649,000	37,631
30 Year Interest Rate Swap, expiration date 2/5/26, notional amount $4,345,800 DB	4,345,800	2,510
5 Year Interest Rate Swap, expiration date 2/10/31, notional amount $7,576,000 JPM	7,576,000	4,020
		139,431

	Number of Contracts

Barrier Options–0.00%
EUR vs CZK, one touch, barrier price CZK23.85, Strike price CZK23.85, expiration date 2/5/26, notional amount CZK691,054 BOA	28,975	2,249
USD vs CAD, one touch, barrier price CAD1.36, Strike price CAD1.36, expiration date 1/27/26, notional amount CAD54,264 MSC	39,900	9,103
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Barrier Options (continued)
USD vs CZK, one touch, barrier price CZK20.00, Strike price CZK20, expiration date 2/5/26, notional amount CZK507,360 BOA	25,368	$2,354
USD vs INR, one touch, barrier price INR88.15, Strike price INR88.15, expiration date 2/27/26, notional amount INR3,699,126 BOA	41,964	3,025
USD vs JPY, up and in, barrier price JPY160.25, Strike price JPY158, expiration date 1/21/26, notional amount JPY597,603,400 MSC	3,782,300	999
		17,730
Put Options–0.00%
EUR vs USD Strike price EUR1.13, expiration date 1/12/26, notional amount EUR4,212,923 BNP	3,728,250	22
USD vs BRL Strike price BRL5.25, expiration date 2/26/26, notional amount BRL27,293,175 BRC	5,198,700	11,229
		11,251
Call Options–0.00%
EUR vs USD Strike price EUR1.18, expiration date 1/16/26, notional amount EUR422,440 DB	358,000	1,304
USD vs AUD Strike price AUD1.49, expiration date 1/8/26, notional amount AUD427,745 DB	637,000	723
USD vs BRL Strike price BRL5.55, expiration date 2/6/26, notional amount BRL2,813,850 BRC	507,000	8,246
USD vs COP Strike price COP3,920, expiration date 5/27/26, notional amount COP1,960,000,000 UBS	500,000	19,095
		29,368
		197,780

LVIP BlackRock Global Allocation Fund-36

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared–0.30%
Call Options–0.30%
Alphabet, Inc. Strike price $340, expiration date 1/16/26, notional amount $9,928,000	292	$14,016
Alphabet, Inc. Strike price $340, expiration date 2/20/26, notional amount $7,956,000	234	159,120
Amazon.com, Inc. Strike price $240, expiration date 2/20/26, notional amount $7,032,000	293	243,190
Amazon.com, Inc. Strike price $255, expiration date 2/20/26, notional amount $2,754,000	108	41,580
Apple, Inc. Strike price $280, expiration date 1/16/26, notional amount $2,436,000	87	10,527
Apple, Inc. Strike price $285, expiration date 1/16/26, notional amount $9,177,000	322	14,490
Apple, Inc. Strike price $290, expiration date 2/20/26, notional amount $5,191,000	179	51,015
Bank of America Corp. Strike price $55, expiration date 1/16/26, notional amount $2,629,000	478	65,964
Boeing Co. Strike price $235, expiration date 1/16/26, notional amount $799,000	34	1,088
Broadcom, Inc. Strike price $430, expiration date 3/20/26, notional amount $4,644,000	108	85,860
Carrier Global Corp. Strike price $65, expiration date 1/16/26, notional amount $2,255,500	347	1,041
Citigroup, Inc. Strike price $110, expiration date 3/20/26, notional amount $1,617,000	147	161,700
Citigroup, Inc. Strike price $120, expiration date 2/20/26, notional amount $3,624,000	302	105,700
Delta Air Lines, Inc. Strike price $70, expiration date 1/16/26, notional amount $4,914,000	702	179,010
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
Delta Air Lines, Inc. Strike price $75, expiration date 3/20/26, notional amount $787,500	105	$29,715
EURO STOXX Banks Index Strike price EUR260, expiration date 1/16/26, notional amount EUR5,746,000	442	190,894
Fifth Third Bancorp Strike price $50, expiration date 2/20/26, notional amount $2,820,000	564	36,660
Freeport-McMoRan, Inc. Strike price $55, expiration date 1/16/26, notional amount $544,500	99	3,267
Goldman Sachs Group, Inc. Strike price $865, expiration date 2/20/26, notional amount $1,643,500	19	95,380
Goldman Sachs Group, Inc. Strike price $870, expiration date 1/16/26, notional amount $1,131,000	13	36,660
Invesco QQQ Trust Strike price $609, expiration date 1/2/26, notional amount $32,337,900	531	321,786
iShares Russell 2000 ETF Strike price $250, expiration date 1/16/26, notional amount $8,300,000	332	70,052
JPMorgan Chase & Co. Strike price $325, expiration date 2/20/26, notional amount $3,867,500	119	119,000
Lionsgate Studios Corp. Strike price $9, expiration date 1/16/26, notional amount $31,500	35	1,750
Lionsgate Studios Corp. Strike price $10, expiration date 3/20/26, notional amount $22,000	22	1,870
Lionsgate Studios Corp. Strike price $12, expiration date 6/18/26, notional amount $57,600	48	3,792
Meta Platforms, Inc. Strike price $670, expiration date 2/20/26, notional amount $4,221,000	63	201,222
LVIP BlackRock Global Allocation Fund-37

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
Microsoft Corp. Strike price $510, expiration date 2/20/26, notional amount $5,049,000	99	$89,694
Netflix, Inc. Strike price $122, expiration date 1/16/26, notional amount $1,183,400	97	97
NVIDIA Corp. Strike price $195, expiration date 1/16/26, notional amount $5,850,000	300	64,200
NVIDIA Corp. Strike price $200, expiration date 3/20/26, notional amount $4,100,000	205	203,975
Paramount Skydance Corp. Strike price $16, expiration date 1/16/26, notional amount $153,600	96	480
Rockwell Automation, Inc. Strike price $410, expiration date 2/20/26, notional amount $2,255,000	55	60,995
Sabre Corp. Strike price $2, expiration date 1/16/26, notional amount $15,800	79	316
Sabre Corp. Strike price $2, expiration date 4/17/26, notional amount $35,200	176	2,640
†Sabre Corp. Strike price $2.5, expiration date 1/16/26, notional amount $51,250	205	1,025
SPDR Gold Shares Strike price $390, expiration date 1/16/26, notional amount $31,200,000	800	940,000
SPDR Gold Shares Strike price $390, expiration date 2/20/26, notional amount $36,348,000	932	1,621,681
SPDR Gold Shares Strike price $405, expiration date 1/16/26, notional amount $18,913,500	467	203,145
SPDR Gold Shares Strike price $420, expiration date 3/20/26, notional amount $10,164,000	242	212,960
SPDR S&P 500 ETF Trust Strike price $690, expiration date 1/2/26, notional amount $45,609,000	661	3,305
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
SPDR S&P 500 ETF Trust Strike price $693, expiration date 1/9/26, notional amount $91,614,600	1,322	$111,048
State Street SPDR S&P Regional Banking ETF Strike price $70, expiration date 1/16/26, notional amount $3,654,000	522	5,220
Tesla, Inc. Strike price $450, expiration date 2/20/26, notional amount $3,645,000	81	266,490
Tesla, Inc. Strike price $480, expiration date 2/20/26, notional amount $3,696,000	77	162,855
Tesla, Inc. Strike price $540, expiration date 2/20/26, notional amount $216,000	4	3,420
United Airlines Holdings, Inc. Strike price $120, expiration date 3/20/26, notional amount $900,000	75	48,750
Valero Energy Corp. Strike price $175, expiration date 2/20/26, notional amount $2,117,500	121	36,300
Vertiv Holdings Co. Strike price $200, expiration date 2/20/26, notional amount $4,960,000	248	81,840
Vistra Corp. Strike price $210, expiration date 1/16/26, notional amount $2,625,000	125	750
Walmart, Inc. Strike price $115, expiration date 1/16/26, notional amount $2,208,000	192	10,752
Walt Disney Co. Strike price $110, expiration date 1/16/26, notional amount $781,000	71	32,447
		6,410,734
Put Options–0.00%
iShares iBoxx $ High Yield Corporate Bond ETF Strike price $80, expiration date 1/16/26, notional amount $856,000	107	749
LVIP BlackRock Global Allocation Fund-38

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Put Options (continued)
iShares iBoxx $ High Yield Corporate Bond ETF Strike price $80, expiration date 1/30/26, notional amount $720,000	90	$1,909
iShares Russell 2000 ETF Strike price $245, expiration date 1/16/26, notional amount $1,347,500	55	16,005
		18,663
		6,429,397
Total Options Purchased (Cost $9,200,333)		6,627,177

TOTAL INVESTMENTS–97.40% (Cost $1,631,046,401)	$2,071,429,520

	Notional Amount	Value (U.S. $)
OPTIONS WRITTEN–(0.25)%
Over-The-Counter–(0.07)%
Call Swaptions–(0.01)%
1 Year Interest Rate Swap, expiration date 6/10/26, notional amount $(81,661,259) GS	(81,661,259)	$(26,813)
10 Year Interest Rate Swap, expiration date 12/16/26, notional amount $(6,415,000) CBK	(6,415,000)	(38,258)
10 Year Interest Rate Swap, expiration date 2/27/36, notional amount $(6,770,000) GS	(6,770,000)	(2,290)
10 Year Interest Rate Swap, expiration date 2/18/26, notional amount $(12,880,000) CBK	(12,880,000)	(8,095)
10 Year Interest Rate Swap, expiration date 3/11/26, notional amount $(13,277,000) CBK	(13,277,000)	(27,995)
10 Year Interest Rate Swap, expiration date 2/19/36, notional amount $(8,529,000) JPM	(8,529,000)	(19,110)
2 Year Interest Rate Swap, expiration date 1/2/26, notional amount $(5,017,388) BRC	(5,017,388)	(0)
30 Year Interest Rate Swap, expiration date 4/30/26, notional amount $(16,649,000) BOA	(16,649,000)	(11,216)
30 Year Interest Rate Swap, expiration date 3/4/56, notional amount GBP(2,686,100) GSI	(2,686,100)	(23,178)
5 Year Interest Rate Swap, expiration date 2/27/31, notional amount $(12,604,000) GS	(12,604,000)	(3,722)
CDX.NA.IG.S45, expiration date 12/20/30, notional amount $(3,853,383) GS	(3,853,383)	(16,516)
(177,193)
Put Swaptions–(0.05)%
1 Year Interest Rate Swap, expiration date 6/10/27, notional amount $(81,661,259) GS	(81,661,259)	(52,648)
10 Year Interest Rate Swap, expiration date 4/27/26, notional amount EUR(16,166,000) JPM	(16,166,000)	(243,257)
10 Year Interest Rate Swap, expiration date 2/2/26, notional amount $(11,583,000) BOA	(11,583,000)	(22,167)
10 Year Interest Rate Swap, expiration date 2/19/36, notional amount $(8,529,000) JPM	(8,529,000)	(20,233)
10 Year Interest Rate Swap, expiration date 4/27/36, notional amount $(15,231,000) JPM	(15,231,000)	(106,682)
10 Year Interest Rate Swap, expiration date 12/16/26, notional amount $(6,415,000) CBK	(6,415,000)	(47,627)
2 Year Interest Rate Swap, expiration date 2/20/26, notional amount $(29,236,000) BOA	(29,236,000)	(5,833)
2 Year Interest Rate Swap, expiration date 12/8/27, notional amount $(34,383,688) DB	(34,383,688)	(161,122)
2 Year Interest Rate Swap, expiration date 9/22/29, notional amount $(90,005,000) GS	(90,005,000)	(243,975)
2 Year Interest Rate Swap, expiration date 12/16/27, notional amount $(51,747,000) DB	(51,747,000)	(138,513)
30 Year Interest Rate Swap, expiration date 2/4/56, notional amount $(5,122,000) GS	(5,122,000)	(23,057)
5 Year Interest Rate Swap, expiration date 2/12/31, notional amount $(3,334,530) JPM	(3,334,530)	(1,468)
CDX.NA.IG.S45, expiration date 12/20/30, notional amount $(3,853,383) GS	(3,853,383)	(1,906)
(1,068,488)

LVIP BlackRock Global Allocation Fund-39

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Over-The-Counter (continued)
Put Options–(0.01)%
EUR vs USD Strike price EUR1.13, expiration date 1/12/26, notional amount EUR(4,212,923) BOA	(3,728,250)	$(22)
USD vs BRL Strike price BRL5.25, expiration date 2/26/26, notional amount BRL(27,293,175) MSC	(5,198,700)	(11,229)
USD vs BRL Strike price BRL5.25, expiration date 3/12/26, notional amount BRL(27,088,661) BOA	(5,159,745)	(15,288)
USD vs CLP Strike price CLP920, expiration date 1/21/26, notional amount CLP(155,480,000) CBK	(169,000)	(4,187)
USD vs IDR Strike price IDR16,250, expiration date 2/25/26, notional amount IDR(84,305,000,000) SCB	(5,188,000)	(4,161)
USD vs IDR Strike price IDR16,325, expiration date 3/12/26, notional amount IDR(84,232,837,125) BOA	(5,159,745)	(8,937)
USD vs MXN Strike price MXN17.65, expiration date 3/12/26, notional amount MXN(91,069,499) BOA	(5,159,745)	(17,801)
USD vs MXN Strike price MXN17.95, expiration date 2/26/26, notional amount MXN(93,316,665) BOA	(5,198,700)	(38,574)
USD vs ZAR Strike price ZAR16.35, expiration date 3/12/26, notional amount ZAR(84,556,249) BOA	(5,171,636)	(39,294)
USD vs ZAR Strike price ZAR16.7, expiration date 2/26/26, notional amount ZAR(86,639,600) BOA	(5,188,000)	(84,015)
(223,508)
Call Options–(0.00)%
USD vs BRL Strike price BRL5.75, expiration date 2/06/26, notional amount BRL(4,375,750) BRC	(761,000)	(4,984)
USD vs CLP Strike price CLP940, expiration date 1/21/26, notional amount CLP(158,860,000) CBK	(169,000)	(121)
USD vs COP Strike price COP4,200, expiration date 5/27/26, notional amount COP(3,150,000,000) UBS	(750,000)	(11,956)
(17,061)
(1,486,250)
Centrally Cleared–(0.18)%
Call Options–(0.11)%
Alphabet, Inc. Strike price $330, expiration date 1/16/26, notional amount $(1,122,000)	(34)	(4,862)
Alphabet, Inc. Strike price $345, expiration date 2/20/26, notional amount $(2,656,500)	(77)	(43,890)
Alphabet, Inc. Strike price $370, expiration date 2/20/26, notional amount $(11,655,000)	(315)	(63,315)
Apollo Global Management, Inc. Strike price $145, expiration date 1/16/26, notional amount $(319,000)	(22)	(7,040)
Apple, Inc. Strike price $270, expiration date 1/16/26, notional amount $(1,593,000)	(59)	(32,450)
Bank of America Corp. Strike price $60, expiration date 1/16/26, notional amount $(2,868,000)	(478)	(4,780)
Broadcom, Inc. Strike price $380, expiration date 1/16/26, notional amount $(1,216,000)	(32)	(5,216)
Cameco Corp. Strike price $95, expiration date 1/16/26, notional amount $(342,000)	(36)	(7,272)
Cisco Systems, Inc. Strike price $80, expiration date 1/16/26, notional amount $(560,000)	(70)	(1,400)
Citigroup, Inc. Strike price $110, expiration date 1/16/26, notional amount $(968,000)	(88)	(69,256)
Citigroup, Inc. Strike price $130, expiration date 2/20/26, notional amount $(3,926,000)	(302)	(29,898)
CRH PLC Strike price $135, expiration date 1/16/26, notional amount $(405,000)	(30)	(1,440)
Delta Air Lines, Inc. Strike price $80, expiration date 1/16/26, notional amount $(5,616,000)	(702)	(19,656)
Delta Air Lines, Inc. Strike price $80, expiration date 2/20/26, notional amount $(2,840,000)	(355)	(31,595)
Eli Lilly & Co. Strike price $900, expiration date 1/16/26, notional amount $(900,000)	(10)	(181,450)
EURO STOXX Banks Index Strike price EUR270, expiration date 2/20/26, notional amount EUR(1,903,500)	(141)	(53,439)
Freeport-McMoRan, Inc. Strike price $50, expiration date 1/16/26, notional amount $(605,000)	(121)	(23,595)
Freeport-McMoRan, Inc. Strike price $60, expiration date 1/16/26, notional amount $(594,000)	(99)	(594)
Hilton Worldwide Holdings, Inc. Strike price $300, expiration date 1/16/26, notional amount $(540,000)	(18)	(2,106)
Intuitive Surgical, Inc. Strike price $575, expiration date 1/16/26, notional amount $(287,500)	(5)	(7,900)
Invesco QQQ Trust Strike price $621, expiration date 1/02/26, notional amount $(32,975,100)	(531)	(9,558)
iShares Russell 2000 ETF Strike price $270, expiration date 1/16/26, notional amount $(8,964,000)	(332)	(1,328)
JPMorgan Chase & Co. Strike price $355, expiration date 2/20/26, notional amount $(4,224,500)	(119)	(18,326)
McKesson Corp. Strike price $840, expiration date 1/16/26, notional amount $(504,000)	(6)	(4,920)
McKesson Corp. Strike price $940, expiration date 1/16/26, notional amount $(564,000)	(6)	(2,880)
Medtronic PLC Strike price $105, expiration date 1/16/26, notional amount $(546,000)	(52)	(208)
Meta Platforms, Inc. Strike price $750, expiration date 2/20/26, notional amount $(4,725,000)	(63)	(52,101)
Micron Technology, Inc. Strike price $155, expiration date 1/16/26, notional amount $(310,000)	(20)	(260,800)
NVIDIA Corp. Strike price $205, expiration date 1/16/26, notional amount $(4,797,000)	(234)	(12,402)
Palantir Technologies, Inc. Strike price $210, expiration date 1/16/26, notional amount $(42,000)	(2)	(46)
Paramount Skydance Corp. Strike price $20, expiration date 1/16/26, notional amount $(192,000)	(96)	(192)
SPDR Gold Shares Strike price $395, expiration date 1/16/26, notional amount $(9,203,500)	(233)	(202,244)
SPDR Gold Shares Strike price $420, expiration date 2/20/26, notional amount $(78,288,000)	(1,864)	(1,062,480)
LVIP BlackRock Global Allocation Fund-40

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Centrally Cleared (continued)
Call Options (continued)
SPDR Gold Shares Strike price $430, expiration date 1/16/26, notional amount $(23,392,000)	(544)	$(27,744)
SPDR S&P 500 ETF Trust Strike price $698, expiration date 1/02/26, notional amount $(46,137,800)	(661)	(661)
SPDR S&P 500 ETF Trust Strike price $701, expiration date 1/09/26, notional amount $(92,672,200)	(1,322)	(10,576)
State Street SPDR S&P Regional Banking ETF Strike price $77, expiration date 1/16/26, notional amount $(4,019,400)	(522)	(28,710)
Tesla, Inc. Strike price $480, expiration date 1/16/26, notional amount $(576,000)	(12)	(6,540)
Tesla, Inc. Strike price $500, expiration date 1/16/26, notional amount $(350,000)	(7)	(1,848)
Tesla, Inc. Strike price $550, expiration date 2/20/26, notional amount $(4,455,000)	(81)	(59,292)
Tesla, Inc. Strike price $560, expiration date 2/20/26, notional amount $(4,312,000)	(77)	(48,818)
Tesla, Inc. Strike price $620, expiration date 2/20/26, notional amount $(248,000)	(4)	(1,220)
Trane Technologies PLC Strike price $480, expiration date 1/16/26, notional amount $(576,000)	(12)	(2,580)
Valero Energy Corp. Strike price $170, expiration date 1/16/26, notional amount $(187,000)	(11)	(1,320)
Vertiv Holdings Co. Strike price $250, expiration date 2/20/26, notional amount $(6,200,000)	(248)	(13,392)
Vistra Corp. Strike price $250, expiration date 1/16/26, notional amount $(3,125,000)	(125)	(125)
(2,421,465)
Put Options–(0.07)%
Alphabet, Inc. Strike price $290, expiration date 2/20/26, notional amount $(6,786,000)	(234)	(148,122)
Amazon.com, Inc. Strike price $205, expiration date 2/20/26, notional amount $(6,006,500)	(293)	(83,798)
Amazon.com, Inc. Strike price $215, expiration date 2/20/26, notional amount $(2,322,000)	(108)	(54,756)
Apple, Inc. Strike price $245, expiration date 2/20/26, notional amount $(4,385,500)	(179)	(33,115)
Boeing Co. Strike price $185, expiration date 1/16/26, notional amount $(629,000)	(34)	(578)
Boston Scientific Corp. Strike price $90, expiration date 1/16/26, notional amount $(450,000)	(50)	(1,650)
Broadcom, Inc. Strike price $280, expiration date 9/18/26, notional amount $(1,680,000)	(60)	(139,950)
Broadcom, Inc. Strike price $310, expiration date 3/20/26, notional amount $(3,348,000)	(108)	(154,440)
Carrier Global Corp. Strike price $50, expiration date 1/16/26, notional amount $(1,735,000)	(347)	(11,104)
Citigroup, Inc. Strike price $95, expiration date 3/20/26, notional amount $(1,396,500)	(147)	(13,965)
Costco Wholesale Corp. Strike price $840, expiration date 1/16/26, notional amount $(504,000)	(6)	(2,640)
Delta Air Lines, Inc. Strike price $57.5, expiration date 1/16/26, notional amount $(2,334,500)	(406)	(9,338)
Delta Air Lines, Inc. Strike price $60, expiration date 3/20/26, notional amount $(630,000)	(105)	(16,695)
Fifth Third Bancorp Strike price $43, expiration date 2/20/26, notional amount $(2,425,200)	(564)	(28,200)
Goldman Sachs Group, Inc. Strike price $770, expiration date 2/20/26, notional amount $(1,463,000)	(19)	(10,393)
iShares Russell 2000 ETF Strike price $225, expiration date 1/16/26, notional amount $(1,237,500)	(55)	(715)
Microsoft Corp. Strike price $440, expiration date 2/20/26, notional amount $(4,356,000)	(99)	(46,035)
NVIDIA Corp. Strike price $145, expiration date 3/20/26, notional amount $(4,248,500)	(293)	(70,320)
NVIDIA Corp. Strike price $150, expiration date 9/18/26, notional amount $(1,440,000)	(96)	(103,680)
Rockwell Automation, Inc. Strike price $330, expiration date 2/20/26, notional amount $(1,815,000)	(55)	(9,900)
SPDR Gold Shares Strike price $370, expiration date 2/20/26, notional amount $(11,581,000)	(313)	(100,786)
SPDR Gold Shares Strike price $375, expiration date 3/20/26, notional amount $(9,075,000)	(242)	(147,136)
State Street SPDR S&P Regional Banking ETF Strike price $61, expiration date 1/16/26, notional amount $(1,769,000)	(290)	(6,380)
Tesla, Inc. Strike price $350, expiration date 2/20/26, notional amount $(2,835,000)	(81)	(28,674)
Tesla, Inc. Strike price $360, expiration date 2/20/26, notional amount $(2,772,000)	(77)	(34,650)
Tesla, Inc. Strike price $380, expiration date 1/16/26, notional amount $(152,000)	(4)	(396)
United Airlines Holdings, Inc. Strike price $85, expiration date 3/20/26, notional amount $(637,500)	(75)	(9,825)
Valero Energy Corp. Strike price $145, expiration date 2/20/26, notional amount $(2,639,000)	(182)	(40,404)
Vertiv Holdings Co. Strike price $140, expiration date 2/20/26, notional amount $(3,472,000)	(248)	(124,000)
Vistra Corp. Strike price $150, expiration date 1/16/26, notional amount $(1,875,000)	(125)	(19,625)
Walt Disney Co. Strike price $100, expiration date 1/16/26, notional amount $(710,000)	(71)	(142)
(1,451,412)
(3,872,877)
Total Options Written (Premiums received $(6,014,314))		(5,359,127)

LVIP BlackRock Global Allocation Fund-41

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.85%	60,569,744
NET ASSETS APPLICABLE TO 156,831,171 SHARES OUTSTANDING–100.00%	$2,126,640,137
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL ALLOCATION FUND STANDARD CLASS ($1,259,204,744 / 92,843,429 Shares)	$13.563
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL ALLOCATION FUND SERVICE CLASS ($867,435,393 / 63,987,742 Shares)	$13.556
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$1,664,724,376
Distributable earnings/(accumulated loss)	461,915,761
TOTAL NET ASSETS	$2,126,640,137

ΔSecurities have been classified by country of origin.
+Delayed settlement. Interest rate to be determined upon settlement date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at December 31, 2025.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2025. Rate will reset at a future date.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
^Zero coupon security.
✠All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

∞Partially pledged as collateral for options.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 4 in "Notes to Consolidated Financial Statements."

@PIK. 100% of the income received was in the form of additional par.
≠The rate shown is the effective yield at the time of purchase.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At December 31, 2025, the aggregate value of restricted securities was $39,511,248, which represented 1.86% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances)
with respect to these securities.

LVIP BlackRock Global Allocation Fund-42

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Restricted Securities
Investment	Date of Acquisition/In-kind Transfer	Cost	Value
10X Future Technologies Services Ltd. Series D	6/6/2022	$966,416	$467,874
Breeze Aviation Group, Inc. Series B	6/6/2022	814,265	310,789
Bytedance Ltd. Series E1	6/6/2022	3,886,481	6,073,830
Crown PropTech Acquisitions	2/6/2023	0	0
Databricks, Inc. Series F	6/6/2022	3,699,435	11,495,190
Databricks, Inc. Series G	6/6/2022	1,010,938	3,141,270
Dream Finders Homes, Inc.	6/6/2022	2,327,696	2,387,921
Epic Games, Inc.	6/6/2022	2,952,750	1,998,250
Exo, Inc.	5/22/2025	407,022	383
Exo, Inc. Series D	5/22/2025	31,327	35,624
Fanatics Holdings, Inc.	6/6/2022	2,573,239	3,034,480
Farmers Business Network, Inc.	6/6/2022	1,258,125	24,863
Grand Rounds, Inc.	4/29/2019	1,804,027	828,038
Jawbone, Inc.	4/29/2019	0	0
Jumpcloud, Inc. Series E-1 Series E1	6/6/2022	2,531,915	1,091,428
Jumpcloud, Inc. Series F Series F	6/6/2022	166,530	71,786
Loadsmart, Inc. Series C Series C	6/6/2022	1,759,432	649,681
Loadsmart, Inc. Series D Series D	6/6/2022	155,855	87,647
MCM Trust Class A2B	6/6/2022	634,075	566,344
Mercia	6/6/2022	100,093	107,953
Mercia	6/6/2022	1,725,223	1,860,710
Mercia	6/6/2022	436,469	470,747
Mythic AI, Inc.	6/6/2022	391,278	0
Neon Pagamentos SA	6/6/2022	1,403,856	1,274,971
Noodle Partners, Inc. Series C	6/6/2022	424,114	45,813
PsiQuantum Corp. Series D	6/6/2022	379,300	636,550
Quintis Australia Pty. Ltd.	4/29/2019	967,514	0
Relativity Space, Inc.	3/10/2025	555,650	418
SambaNova Systems, Inc. Series C Series C	6/6/2022	1,364,826	416,567
SambaNova Systems, Inc. Series D Series D	6/6/2022	434,237	270,053
Snorkel AI, Inc. Series B	6/6/2022	41,487	27,301
Snorkel AI, Inc. Series C	6/6/2022	148,614	122,087
Sonder Holdings, Inc.	12/30/2024	0	0
Sonder Holdings, Inc.	4/11/2025	0	0
Teya Holdings Ltd. Series C	6/6/2022	465,535	103,444
TVC DSCR	6/6/2022	578,502	399,185
Ursa Major Technologies, Inc.	6/6/2022	470,678	453,169
Verger Capital Fund LLC	7/11/2025	513,271	16,209
Vita Global FinCo Ltd.	6/6/2022	733,932	623,880
Vita Global FinCo Ltd.	6/6/2022	502,332	416,793
Voltage, Inc. Series C	6/6/2022	174,273	0
Total		$38,790,712	$39,511,248

★Includes $13,069,000 cash collateral held at broker for futures contracts, $2,300,000 cash collateral held at broker for centrally cleared option contracts, $21,038,993 cash collateral held at brokers for centrally cleared swap contracts, $5,421,000 cash collateral pledged to brokers for certain open bilateral derivatives, $8,678 expense reimbursement receivable from Lincoln Financial Investments Corporation,
$3,174,356 variation margin due from broker on futures contracts, $46,724 variation margin due from brokers on centrally cleared swap contracts, $19,562,364 payable for securities purchased, $3,096,119 payable for fund shares redeemed, $160,000 cash collateral due to brokers for certain open bilateral derivatives, $310,169 other accrued expenses payable, $173,577 payable for unfunded loan commitments,
$1,371,974 due to manager and affiliates, $5,533 foreign capital gain taxes payable, $53,986 payable for audit fee and $56,795 payable for fund accounting fee as of December 31, 2025.

LVIP BlackRock Global Allocation Fund-43

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at December 31, 2025:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	BRL	1,379,862	USD	(253,000)	1/5/26	$—	$(1,515)
BNP	BRL	(1,379,862)	USD	250,775	1/5/26	—	(710)
BNP	BRL	(4,813,862)	USD	861,981	3/18/26	—	(420)
BNP	DKK	9,469,898	USD	(1,485,587)	3/18/26	11,250	—
BNP	IDR	343,036,911	USD	(20,520)	3/25/26	—	(25)
BNP	NZD	1,752,447	USD	(1,016,967)	3/18/26	—	(5,008)
BNY	EUR	1,446,462	USD	(1,706,392)	3/18/26	—	(254)
BNY	SEK	69,439,192	USD	(7,500,070)	3/18/26	73,572	—
BOA	AUD	1,108,000	USD	(731,984)	1/15/26	7,513	—
BOA	CLP	229,945,600	USD	(248,000)	1/15/26	7,445	—
BOA	CZK	36,371,295	USD	(1,744,812)	1/15/26	24,879	—
BOA	EUR	893,000	USD	(1,044,988)	1/15/26	5,229	—
BOA	HUF	(79,185,329)	USD	237,446	1/15/26	—	(4,427)
BOA	MXN	50,649,581	USD	(2,748,665)	1/15/26	59,935	—
BOA	PHP	(61,951,913)	USD	1,045,567	1/26/26	—	(3,236)
BOA	ZAR	(4,295,148)	USD	246,000	1/15/26	—	(13,101)
BRC	AUD	(384,000)	USD	254,786	1/15/26	—	(1,502)
BRC	BRL	12,408,470	USD	(2,291,068)	1/5/26	—	(29,578)
BRC	BRL	(12,785,995)	USD	2,360,773	1/5/26	30,478	—
BRC	BRL	12,785,995	USD	(2,323,712)	1/5/26	6,582	—
BRC	BRL	(12,408,470)	USD	2,255,101	1/5/26	—	(6,388)
BRC	CHF	(201,657)	USD	254,000	1/15/26	—	(1,008)
BRC	CHF	794	USD	(1,000)	1/15/26	4	—
BRC	EUR	(89,500)	USD	105,616	1/15/26	359	—
BRC	HUF	(110,325,600)	USD	336,000	1/15/26	—	(992)
BRC	INR	(28,225,098)	USD	311,738	3/18/26	—	(41)
BRC	JPY	(65,360,551)	USD	420,000	1/15/26	2,156	—
BRC	MYR	12,256,382	USD	(2,956,836)	1/15/26	66,996	—
BRC	MYR	(1,176,928)	USD	283,905	1/27/26	—	(6,648)
BRC	PLN	2,714,701	USD	(757,000)	1/15/26	—	(883)
BRC	TRY	25,892,509	USD	(590,466)	1/26/26	509	—
BRC	ZAR	4,323,150	USD	(253,000)	1/15/26	7,790	—
CBK	ARS	193,744,034	USD	(131,441)	1/26/26	—	(2,748)
CBK	ARS	(171,600,000)	USD	110,000	1/26/26	—	(3,984)
CBK	AUD	(78,089)	USD	50,668	1/15/26	—	(1,450)
CBK	BRL	32,734,035	USD	(5,900,707)	1/5/26	65,192	—
CBK	BRL	(32,734,035)	USD	5,912,027	1/5/26	—	(53,872)
CBK	BRL	(18,537,358)	USD	3,296,292	2/3/26	—	(57,526)
CBK	BRL	14,301,452	USD	(2,543,068)	2/3/26	44,381	—
CBK	CAD	53,116,836	USD	(38,572,470)	3/18/26	257,103	—
CBK	COP	(8,735,934,092)	USD	2,329,893	1/27/26	52,346	—
CBK	COP	651,880,000	USD	(172,000)	1/30/26	—	(2,346)
CBK	DKK	52,490,575	USD	(8,236,844)	3/18/26	59,952	—
CBK	EGP	(5,521,587)	USD	110,014	1/5/26	—	(5,547)
CBK	EGP	11,043,174	USD	(231,266)	1/5/26	—	(144)
CBK	EGP	(5,521,587)	USD	115,606	1/5/26	45	—
CBK	EGP	11,617,134	USD	(239,798)	1/20/26	2,108	—
CBK	EGP	(5,521,587)	USD	112,250	3/31/26	—	(126)
CBK	GBP	4,945,806	USD	(6,596,884)	3/18/26	68,423	—
CBK	IDR	44,574,101,355	USD	(2,659,551)	1/15/26	9,925	—
CBK	IDR	(31,351,883,702)	USD	1,870,816	1/27/26	—	(6,010)
CBK	INR	268,641,933	USD	(3,026,781)	1/15/26	—	(42,467)
CBK	MXN	4,582,842	USD	(253,000)	1/15/26	1,126	—
CBK	PEN	(2,292,711)	USD	679,000	1/15/26	—	(2,690)
CBK	PEN	1,144,964	USD	(339,500)	1/15/26	931	—
CBK	PEN	(520,727)	USD	154,702	1/26/26	—	(64)
CBK	PHP	(6,261,826)	USD	105,667	1/15/26	—	(493)
CBK	THB	8,047,930	USD	(253,000)	1/15/26	2,693	—
LVIP BlackRock Global Allocation Fund-44

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CBK	ZAR	(5,778,245)	USD	338,000	1/15/26	$—	$(10,568)
CIBC	AUD	9,635,400	USD	(6,404,095)	3/18/26	26,438	—
CIBC	CNH	16,833,090	USD	(2,374,462)	1/15/26	40,927	—
CIBC	EUR	137,108	USD	(160,541)	1/16/26	714	—
CIBC	GBP	20,670,002	USD	(27,553,646)	3/18/26	302,664	—
CIBC	HUF	328,375,843	USD	(990,634)	1/15/26	12,397	—
CIBC	JPY	26,132,164	USD	(168,000)	1/15/26	—	(940)
DB	BRL	(5,751,363)	USD	1,076,954	1/5/26	28,746	—
DB	BRL	5,751,363	USD	(1,045,246)	1/5/26	2,961	—
DB	BRL	(6,443,000)	USD	1,152,656	4/2/26	2,774	—
DB	CZK	(14,981,560)	USD	718,498	1/27/26	—	(10,598)
DB	EUR	(46,250,811)	USD	54,084,936	3/18/26	—	(469,068)
DB	EUR	(4,402,448)	USD	5,215,868	3/18/26	23,069	—
DB	GBP	(21,196,412)	USD	28,257,405	3/18/26	—	(308,332)
DB	JPY	2,267,079,900	USD	(14,538,621)	3/18/26	32,618	—
DB	JPY	16,380,101,709	USD	(106,152,337)	3/18/26	—	(872,247)
DB	NOK	(87,192,057)	USD	8,596,159	3/18/26	—	(51,294)
DB	PLN	5,694,509	USD	(1,571,676)	1/26/26	14,258	—
DB	ZAR	127,241,243	USD	(7,494,411)	3/18/26	146,558	—
GSI	BRL	42,764,637	USD	(7,813,818)	3/18/26	—	(152,555)
GSI	CLP	537,459,080	USD	(578,000)	1/15/26	19,059	—
GSI	EUR	(6,517,410)	USD	7,813,818	3/18/26	126,368	—
GSI	HUF	770,101,997	USD	(2,325,918)	3/18/26	16,568	—
GSI	KRW	463,571,420	USD	(317,000)	1/15/26	4,207	—
GSI	MXN	10,875,284	USD	(602,089)	1/26/26	285	—
GSI	MXN	(88,889,555)	USD	4,790,041	1/27/26	—	(132,987)
GSI	PEN	1,509,436	USD	(447,028)	1/26/26	1,593	—
GSI	PLN	(16,880,658)	USD	4,614,236	1/27/26	—	(87,028)
GSI	PLN	13,207,782	USD	(3,637,087)	3/18/26	40,434	—
GSI	SGD	5,198,914	USD	(4,041,203)	3/18/26	24,106	—
GSI	UYU	(6,280,192)	USD	156,633	1/27/26	—	(3,781)
HSBC	CAD	4,835,600	USD	(3,511,107)	3/18/26	23,822	—
HSBC	CNH	(4,820,496)	USD	680,443	1/27/26	—	(11,781)
HSBC	COP	4,329,015,167	USD	(1,153,020)	1/15/26	—	(16,408)
HSBC	EUR	142,191	USD	(165,045)	1/16/26	2,188	—
HSBC	HUF	82,720,880	USD	(253,000)	1/15/26	—	(327)
HSBC	PLN	5,358,617	USD	(1,466,085)	1/15/26	26,433	—
HSBC	SGD	(413,187)	USD	318,000	1/15/26	—	(3,781)
HSBC	THB	(13,404,090)	USD	426,000	1/15/26	135	—
JPM	ARS	131,864,351	USD	(88,559)	1/26/26	—	(969)
JPM	AUD	(2,865,071)	USD	1,879,819	3/18/26	—	(32,290)
JPM	BRL	(4,295,000)	USD	773,428	4/2/26	6,900	—
JPM	CHF	1,530,000	USD	(1,912,142)	3/18/26	35,588	—
JPM	EUR	64,373	USD	(75,230)	1/16/26	480	—
JPM	EUR	(961,316)	USD	1,125,604	1/16/26	—	(5,010)
JPM	EUR	(6,493,449)	USD	7,694,864	3/18/26	35,676	—
JPM	EUR	(8,840,821)	USD	10,352,610	3/18/26	—	(75,362)
JPM	EUR	4,710,793	USD	(5,552,436)	3/18/26	4,063	—
JPM	GBP	3,440,948	USD	(4,606,053)	3/18/26	31,203	—
JPM	JPY	892,220,071	USD	(5,714,235)	3/18/26	20,344	—
JPM	JPY	(602,178,480)	USD	3,866,958	3/18/26	—	(3,434)
JPM	MXN	139,769,512	USD	(7,694,864)	3/18/26	7,141	—
JPM	THB	(78,439,730)	USD	2,424,047	1/27/26	—	(69,983)
MSC	AUD	78,089	USD	(51,287)	1/15/26	830	—
MSC	BRL	1,802,310	USD	(337,000)	1/5/26	—	(8,522)
MSC	BRL	(1,841,762)	USD	338,000	1/5/26	2,332	—
MSC	BRL	1,841,762	USD	(334,720)	1/5/26	948	—
MSC	BRL	(1,802,310)	USD	327,550	1/5/26	—	(928)
MSC	CAD	(5,011,316)	USD	3,638,971	3/18/26	—	(24,410)
MSC	CHF	(155,185)	USD	194,000	1/15/26	—	(2,241)
MSC	CHF	201,511	USD	(253,000)	1/15/26	1,824	—
LVIP BlackRock Global Allocation Fund-45

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
MSC	CHF	(20,348,045)	USD	25,697,160	3/18/26	$—	$(206,421)
MSC	EUR	(528,969)	USD	613,602	1/15/26	—	(8,495)
MSC	EUR	9,475,938	USD	(11,081,167)	3/18/26	95,942	—
MSC	GBP	(2,376,200)	USD	3,187,904	3/18/26	—	(14,426)
MSC	HUF	(144,613,342)	USD	436,167	1/27/26	—	(5,180)
MSC	JPY	39,319,418	USD	(252,000)	1/15/26	—	(635)
MSC	JPY	(254,795,303)	USD	1,660,438	3/18/26	22,788	—
MSC	MXN	(38,824,000)	USD	2,108,500	1/20/26	—	(43,253)
MSC	MXN	(19,584,131)	USD	1,065,573	3/18/26	—	(13,611)
MSC	MXN	38,824,000	USD	(2,061,751)	8/18/26	42,951	—
MSC	MYR	2,572,751	USD	(626,903)	1/27/26	8,243	—
MSC	MYR	(1,395,823)	USD	339,204	1/27/26	—	(5,388)
MSC	NGN	207,993,603	USD	(140,047)	1/30/26	3,876	—
MSC	NOK	107,518,081	USD	(10,656,169)	3/18/26	7,160	—
MSC	PLN	1,207,405	USD	(331,000)	1/15/26	5,295	—
MSC	TWD	283,700,111	USD	(9,142,091)	3/18/26	—	(123,857)
RBC	AUD	41,107,126	USD	(27,324,902)	3/18/26	109,428	—
SCB	HKD	48,431,945	USD	(6,241,069)	3/18/26	—	(2,656)
SCB	HKD	(146,635,780)	USD	18,895,876	3/18/26	8,040	—
SCB	THB	95,377,208	USD	(2,948,291)	1/15/26	81,962	—
SCB	ZAR	(78,816,364)	USD	4,538,903	1/27/26	—	(211,221)
SGN	CNH	241,534,555	USD	(34,405,897)	3/18/26	380,662	—
SGN	COP	(983,158,000)	USD	253,000	1/15/26	—	(5,135)
SGN	JPY	721,569,990	USD	(4,690,735)	3/18/26	—	(52,977)
SGN	KRW	15,459,599,563	USD	(10,598,349)	3/18/26	138,155	—
SGN	PHP	18,726,078	USD	(317,000)	1/15/26	474	—
SGN	PHP	(126,925,550)	USD	2,147,348	1/27/26	—	(1,132)
UBS	CHF	154,734	USD	(194,000)	1/15/26	1,671	—
UBS	CHF	39,506,764	USD	(49,728,901)	3/18/26	564,220	—
UBS	CLP	309,284,000	USD	(334,000)	1/15/26	9,581	—
UBS	CNH	19,804,700	USD	(2,818,228)	3/18/26	34,106	—
UBS	DKK	6,836,976	USD	(1,072,882)	3/18/26	7,788	—
UBS	EUR	(271,360)	USD	317,136	1/16/26	—	(2,013)
UBS	EUR	55,204,036	USD	(64,643,811)	3/18/26	470,749	—
UBS	JPY	1,498,129,242	USD	(9,650,298)	3/18/26	—	(21,348)
UBS	PEN	(2,729,214)	USD	805,981	1/27/26	—	(5,142)
UBS	TRY	81,707,035	USD	(1,780,470)	3/18/26	14,593	—
UBS	ZAR	36,801,552	USD	(2,134,198)	1/15/26	85,823	—
Total Foreign Currency Exchange Contracts						$4,029,080	$(3,332,937)
LVIP BlackRock Global Allocation Fund-46

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
(546)	CBOT 10 Year U.S. Treasury Notes Futures	$(61,390,875)	$(61,622,297)	3/20/26	$231,422	$—
264	CBOT 2 Year U.S. Treasury Notes Futures	55,120,312	55,117,195	3/31/26	3,117	—
311	CBOT 5 Year U.S. Treasury Notes Futures	33,993,758	34,092,959	3/31/26	—	(99,201)
102	CBOT U.S. Long Bond Futures	11,790,563	11,867,387	3/20/26	—	(76,824)
168	Eurex 10 Year Euro BUND Futures	25,186,604	25,374,986	3/6/26	—	(188,382)
51	Eurex 2 Year Euro SCHATZ Futures	6,400,480	6,408,929	3/6/26	—	(8,449)
(8)	Eurex 30 Year Euro BUXL Futures	(1,035,304)	(1,051,936)	3/6/26	16,632	—
438	Eurex 5 Year Euro BOBL Futures	59,791,919	60,063,314	3/6/26	—	(271,395)
67	Euro-BTP Italian Bond Futures	9,462,781	9,490,804	3/6/26	—	(28,023)
74	French Government Bond Futures	10,487,085	10,531,086	3/6/26	—	(44,001)
70	Long Gilt Futures	8,621,357	8,578,475	3/27/26	42,882	—
53	SFE 10 Year Australian Bond Futures	3,872,402	3,876,298	3/16/26	—	(3,896)
297	SFE 3 Year Australian Bond Futures	20,810,431	20,820,310	3/16/26	—	(9,879)
45	Three-Month SOFR Futures	10,835,156	10,817,937	3/17/26	17,219	—
8	Three-Month SOFR Futures	1,933,800	1,932,711	9/15/26	1,089	—
17	TSE Japanese 10 Year Bond Futures	14,370,340	14,497,613	3/13/26	—	(127,273)
(1,620)	Ultra 10 Year U.S. Treasury Notes Futures	(186,325,313)	(186,747,910)	3/20/26	422,597	—
547	Ultra U.S. Treasury Bond Futures	64,546,000	65,597,612	3/20/26	—	(1,051,612)
					734,958	(1,908,935)
Equity Contracts:
(4)	CBOE Volatility Index Futures	(74,136)	(73,478)	2/18/26	—	(658)
1	CBOE Volatility Index Futures	19,738	22,303	3/18/26	—	(2,565)
3	CBOE Volatility Index Futures	63,075	65,899	6/17/26	—	(2,824)
(207)	CME E-mini NASDAQ 100 Index Futures	(105,390,945)	(104,905,821)	3/20/26	—	(485,124)
101	CME E-mini Russell 2000 Index Futures	12,614,900	12,898,375	3/20/26	—	(283,475)
183	CME E-mini S&P 500 Index Futures	63,066,375	63,042,505	3/20/26	23,870	—
119	Eurex EURO STOXX 50 Futures	8,168,568	8,080,592	3/20/26	87,976	—
432	Eurex EURO STOXX Banks Index Futures	6,754,767	6,597,039	3/20/26	157,728	—
(17)	FTSE 100 Index Futures	(2,277,996)	(2,238,662)	3/20/26	—	(39,334)
95	IFSC NIFTY 50 Index Futures	4,992,345	4,990,357	1/27/26	1,988	—
98	KFE KOSPI 200 Index Futures	10,340,495	9,923,389	3/12/26	417,106	—
4	Montreal Exchange S&P/TSX 60 Index Futures	1,085,221	1,078,218	3/19/26	7,003	—
115	OSE Nikkei 225 Index Futures	37,002,043	37,198,405	3/12/26	—	(196,362)
					695,671	(1,010,342)
Total Futures Contracts					$1,430,629	$(2,919,277)
Swap Contracts1
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Protection Purchased
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25 - 08/15/2027- Quar- terly	EUR 116,097	(5.00%)	12/20/29	$(80,290)	$(1,643)	$—	$(78,647)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25 - 08/15/2027- Quar- terly	EUR 16,615	(5.00%)	6/20/30	(11,490)	(236)	—	(11,254)
AVIS Budget Group 4.75 - 04/01/2028- Quarterly	431,000	(5.00%)	12/20/26	(17,564)	(12,033)	—	(5,531)
LVIP BlackRock Global Allocation Fund-47

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Credit Default Swap (CDS) Contracts (continued)
Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared: (continued)
Protection Purchased (continued)
CDX.NA.HY.44 - Quarterly[4]	5,633,000	(5.00%)	6/20/30	$(454,389)	$(367,386)	$—	$(87,003)
CDX.NA.IG.44 - Quarterly[5]	3,022,981	(1.00%)	6/20/30	(68,637)	(61,490)	—	(7,147)
					(442,788)	—	(189,582)
Protection Sold
CDX.NA.HY.39- Quarterly[4]	1,954,835	(5.00%)	12/20/27	116,021	(11,626)	127,647	—
CDX.NA.HY.41- Quarterly[4]	3,773,088	(5.00%)	12/20/28	286,250	84,510	201,740	—
CDX.NA.HY.45 - Quarterly[4]	1,759,000	(5.00%)	12/20/30	(136,483)	(115,994)	—	(20,489)
CDX.NA.IG.39- Quarterly[5]	1,578,595	(1.00%)	12/20/27	24,153	966	23,187	—
CDX.NA.IG.45 - Quarterly[5]	6,339,387	(1.00%)	12/20/30	(145,308)	(143,418)	—	(1,890)
ITRAXX Europe.42- Quar- terly[6]	EUR 8,354,706	(5.00%)	12/20/29	1,012,773	586,181	426,592	—
ITRAXX Europe.42- Quar- terly[6]	EUR 1,212,240	(5.00%)	6/20/30	163,760	125,505	38,255	—
					526,124	817,421	(22,379)

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
JPM Altice France SA 4.75 - 10/15/2030 - Quarterly	EUR 476,000	(5.00%)	6/20/27	$17,683	$11,629	$6,054	$—
DB Boeing Co. 2.60 - 10/30/2025 - Quarterly	900,000	(1.00%)	12/20/28	(14,079)	(2,617)	—	(11,462)
JPM Boeing Co. 2.60 - 10/30/2025 - Quarterly	900,000	(1.00%)	6/20/29	(14,992)	7,494	—	(22,486)
BNP BorgWarner, Inc. 3.38 - 03/15/2025 - Quarterly	45,000	(1.00%)	12/20/27	(704)	246	—	(950)
GS Community Health Sys- tems, Inc. 6.88 - 04/01/2028 - Quarterly	30,000	(5.00%)	6/20/26	(632)	504	—	(1,136)
GS Community Health Sys- tems, Inc. 6.88 - 04/01/2028 - Quarterly	65,000	(5.00%)	6/20/26	(1,370)	1,415	—	(2,785)
JPM Credit Suisse Group 5.00 - 07/29/2019 - Quarterly	EUR 840,000	(1.00%)	6/20/28	(18,060)	14,063	—	(32,123)
BNP Deutsche Bank AG 1.75 - 11/19/2030 - Quarterly	EUR 457,382	(1.00%)	12/20/29	(8,953)	(2,321)	—	(6,632)
JPM DXC Technology Co. 1.80 - 09/15/2026 - Quarterly	85,000	(5.00%)	6/20/29	(11,357)	(6,608)	—	(4,749)
JPM Eutelsat SA 2.25 - 07/13/2027 - Quarterly	EUR 238,907	(5.00%)	12/20/30	51,521	32,128	19,393	—
JPM Forvia SE 2.38 - 06/15/2026 - Quarterly	EUR 113,000	(5.00%)	12/20/30	15,426	10,835	4,591	—
BNP Intesa Sanpaolo SpA 0.01 - 03/03/2017 - Quarterly	EUR 470,111	(1.00%)	6/20/30	(16,052)	(8,933)	—	(7,119)
JPM Intesa Sanpaolo SpA 3.92 - 02/24/2026 - Quarterly	EUR 435,236	(1.00%)	12/20/29	(6,819)	—	—	(6,819)
LVIP BlackRock Global Allocation Fund-48

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
Protection Purchased (continued)
DB Occidental Petroleum Corp. 5.55 - 03/15/2026 - Quarterly	160,000	(1.00%)	6/20/30	$(1,332)	$(380)	$—	$(952)
JPM Panama Government International Bonds 8.88 09/30/2027 - Quarterly	65,000	(1.00%)	12/20/30	696	1,285	—	(589)
BRC Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	50,000	(1.00%)	12/20/27	(18)	5,117	—	(5,135)
GS Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	55,000	(1.00%)	12/20/27	(19)	5,632	—	(5,651)
CBK Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	30,000	(1.00%)	12/20/27	(11)	3,231	—	(3,242)
CBK Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	40,000	(1.00%)	12/20/27	(14)	4,435	—	(4,449)
BOA Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	80,000	(1.00%)	12/20/27	(28)	8,414	—	(8,442)
JPM Simon Property Group LP 2.65 - 07/15/2030 - Quarterly	460,000	(1.00%)	6/20/28	(8,188)	5,222	—	(13,410)
BNP Simon Property Group LP 2.65 - 07/15/2030 - Quarterly	125,000	(1.00%)	6/20/30	(2,931)	(597)	—	(2,334)
GS Southwest Airlines Co. 5.13 - 06/15/2027 - Quarterly	655,000	(1.00%)	12/20/30	(1,140)	2,879	—	(4,019)
GSI Telecom Italia SpA 3.00 - 09/30/2025 - Quarterly	EUR 205,000	(1.00%)	12/20/29	(1,370)	7,988	—	(9,358)
JPM Xerox Corp. 3.80 - 05/15/2024 - Quarterly	90,000	(1.00%)	12/20/27	40,054	4,149	35,905	—
					105,210	65,943	(153,842)
Protection Sold
JPM Ally Financial, Inc. 5.54 - 01/17/2031 - Quarterly	130,000	(5.00%)	12/20/30	(21,521)	(20,146)	—	(1,375)
GS Ally Financial, Inc. 5.54 - 01/17/2031 - Quarterly	275,000	(5.00%)	12/20/30	(45,526)	(41,767)	—	(3,759)
BOA American Airlines Group, Inc. 6.50 - 07/01/2026 - Quarterly	85,000	(5.00%)	12/20/30	(3,329)	1,771	—	(5,100)
BNP AXA SA 1.125 - 05/15/2028 - Quarterly	EUR 470,111	(1.00%)	6/20/30	14,971	8,707	6,264	—
JPM DXC Technology Co. 1.80 - 09/15/2026 - Quarterly	170,000	(5.00%)	12/20/30	(26,537)	(24,729)	—	(1,808)
BNP Eutelsat SA 2.25 - 07/13/2027 - Quarterly	EUR 212,000	(5.00%)	12/20/30	45,719	27,230	18,489	—
BNP Hannover Rueck SE 1.13 - 10/09/2039 - Quarterly	EUR 228,691	(1.00%)	12/20/29	4,050	1,127	2,923	—
BNP ITRAXX.XO.42 - Quar- terly[7]	EUR 743,000	(5.00%)	12/20/29	116,548	73,877	42,671	—
BNP ITRAXX.XO.42 - Quar- terly[7]	EUR 425,000	(5.00%)	12/20/29	25,533	25,270	263	—
BNP ITRAXX.XO.42 - Quar- terly[7]	EUR 425,000	(5.00%)	12/20/29	25,533	26,031	—	(498)
LVIP BlackRock Global Allocation Fund-49

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
Protection Sold (continued)
BNP Muenchener Rueckversicherungs- Gesellschaft AG 1.25 - 05/26/2041 - Quarterly	EUR 228,691	(1.00%)	12/20/29	$4,188	$1,170	$3,018	$—
DB Southwest Airlines Co. 5.13 - 06/15/2027 - Quarterly	260,000	(1.00%)	12/20/30	(452)	693	—	(1,145)
JPM Swedbank AB 3.00 - 12/05/2027 - Quarterly	EUR 435,236	(1.00%)	12/20/29	5,086	(1,029)	6,115	—
JPM Vistra Operations Co. LLC 5.50 - 09/01/2026 - Quarterly	85,000	(5.00%)	12/20/30	15,110	15,450	—	(340)
JPM Vistra Operations Co. LLC 5.50 - 09/01/2026 - Quarterly	45,000	(5.00%)	12/20/30	7,999	8,179	—	(180)
DB Whirlpool Corp. 4.75 - 02/26/2029 - Quarterly	65,000	(1.00%)	12/20/30	4,343	4,260	83	—
BRC Xerox Corp. 6.75 - 12/15/2039 - Quarterly	35,000	(1.00%)	12/20/26	7,269	8,553	—	(1,284)
DB ZF Europe Finance BV 2.50 10/23/2027 - Quarterly	EUR 214,000	(5.00%)	12/20/28	18,478	15,323	3,155	—
					129,970	82,981	(15,489)
					235,180	148,924	(169,331)
Total CDS Contracts					$318,516	$966,345	$(381,292)
Swap Contract1
Inflation Swap Contract
	Notional Amount[3]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Pay amounts based on Inflation EU-CPI-U Index and receive fixed rate coupon at maturity	EUR 1,585,000	(2.69%)	8/15/32	$72,840	$72,840	$—
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Notional Amount[3]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared
GBP 95,425,000	3.18	SONIA12M	Pay	At Maturity	2/10/28	$(329,832)	$202	$—	$(330,034)
EUR 3,655,837	0.02	EURIBOR06M	Receive	Annual/Semiannual	8/26/31	617,797	46	617,751	—
ZAR 32,110,438	9.90	JIBAR03M	Pay	Quarterly	9/20/33	331,382	23	331,359	—
ZAR 16,055,219	9.92	JIBAR03M	Pay	Quarterly	9/20/33	167,013	14	166,999	—
ZAR 16,055,220	9.90	JIBAR03M	Pay	Quarterly	9/20/33	165,750	14	165,736	—
1,669,600	4.25	SOFR12M	Receive	Annual	9/29/43	(24,896)	1,013	—	(25,909)
EUR 8,364,000	2.34	1 day EUR STR	Pay	Annual	1/19/33	(156,353)	83	—	(156,436)
GBP 7,195,000	4.86	SONIA12M	Pay	Annual	6/20/28	347,080	(10)	347,090	—
LVIP BlackRock Global Allocation Fund-50

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Interest Rate Swap (IRS) Contracts (continued)
Notional Amount[3]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared: (continued)
5,872,019	3.65	SOFR12M	Receive	Annual	11/3/53	$520,113	$175	$519,938	$—
5,476,382	3.46	SOFR12M	Receive	Annual	12/15/36	196,937	91	196,846	—
27,046,000	3.27	SOFR12M	Receive	Annual	2/5/28	12,230	117	12,113	—
26,837,722	3.45	SOFR12M	Receive	Annual	1/26/28	(75,634)	116	—	(75,750)
JPY 3,223,089,028	0.28	TONAR12M	Receive	Annual	3/9/26	52,185	11	52,174	—
ZAR 22,948,658	8.02	JIBAR03M	Receive	Quarterly	3/26/26	(4,299)	—	—	(4,299)
ZAR 33,758,284	8.15	JIBAR03M	Receive	Quarterly	5/7/26	(13,008)	—	—	(13,008)
ZAR 1,079,735	6.92	JIBAR03M	Receive	Quarterly	9/23/26	(154)	—	—	(154)
ZAR 13,258,493	7.25	JIBAR03M	Receive	Quarterly	3/19/27	(7,501)	3	—	(7,504)
47,945,300	3.65	SOFR12M	Receive	Annual	11/2/54	4,271,828	14,660	4,257,168	—
PLN 5,448,860	5.24	WIBOR06M	Receive	Semi-annual	9/19/26	(16,451)	2	—	(16,453)
MXN 7,001,881	8.97	MTIIE01M	Receive	Monthly	12/14/29	(18,771)	3	—	(18,774)
PLN 4,544,998	5.14	WIBOR06M	Receive	Semi-annual	3/19/27	(54,666)	2	—	(54,668)
PLN 2,726,998	5.13	WIBOR06M	Receive	Semi-annual	3/19/27	(32,609)	1	—	(32,610)
ZAR 25,090,581	7.94	JIBAR03M	Receive	Quarterly	3/19/30	(80,407)	11	—	(80,418)
ZAR 25,450,216	6.94	JIBAR03M	Receive	Quarterly	9/17/26	(3,900)	1	—	(3,901)
ZAR 5,839,261	6.99	JIBAR03M	Receive	Quarterly	9/17/27	(3,567)	1	—	(3,568)
ZAR 11,050,309	7.60	JIBAR03M	Receive	Quarterly	9/17/30	(27,974)	6	—	(27,980)
PLN 3,202,709	3.97	WIBOR06M	Receive	Semi-annual	9/17/27	(3,356)	3	—	(3,359)
PLN 2,399,768	4.21	WIBOR06M	Receive	Semi-annual	9/17/26	(8,702)	1	—	(8,703)
11,231,000	4.20	SOFR12M	Pay	Annual	10/23/27	176,826	23	176,803	—
GBP 6,812,320	4.12	SONIA12M	Pay	Annual	11/17/28	149,610	185	149,425	—
GBP 6,858,000	4.12	SONIA12M	Pay	Annual	11/21/28	151,180	189	150,991	—
26,837,722	4.00	SOFR12M	Pay	Annual	1/26/28	359,685	60	359,625	—
EUR 17,369,716	3.00	EURIBOR06M	Pay	Annual/Semiannual	3/5/29	727,603	—	727,603	—
JPY 327,470,000	1.45	TONAR12M	Pay	Annual	3/6/54	(551,768)	72	—	(551,840)
JPY 327,470,000	1.45	TONAR12M	Pay	Annual	3/11/54	(551,459)	73	—	(551,532)
149,684,400	4.73	SOFR12M	Pay	Annual	4/26/27	3,119,861	35,999	3,083,862	—
128,216,200	4.93	SOFR12M	Pay	Annual	4/26/26	1,125,039	3,845	1,121,194	—
201,791,100	4.50	SOFR12M	Pay	Annual	4/26/29	7,617,416	151,476	7,465,940	—
142,128,400	4.35	SOFR12M	Pay	Annual	4/26/34	6,848,402	220,808	6,627,594	—
5,854,900	4.07	SOFR12M	Pay	Annual	4/26/54	(111,802)	23,997	—	(135,799)
EUR 19,803,303	2.90	EURIBOR06M	Pay	Semi-annual	4/30/29	721,770	135	721,635	—
28,228,500	4.00	SOFR12M	Pay	Annual	5/6/29	528,895	176	528,719	—
28,181,000	4.50	SOFR12M	Pay	Annual	5/8/26	131,197	22	131,175	—
33,768,180	4.15	SOFR12M	Pay	Annual	5/30/27	349,873	75	349,798	—
33,768,180	4.10	SOFR12M	Pay	Annual	5/30/27	316,719	71	316,648	—
EUR 14,337,950	2.87	EURIBOR06M	Pay	Semi-annual	6/11/29	485,527	103	485,424	—
12,384,311	4.35	SOFR12M	Pay	Annual	7/22/26	60,127	15	60,112	—
13,979,605	3.66	SOFR12M	Pay	Annual	10/10/29	124,316	99	124,217	—
9,414,413	3.66	SOFR12M	Pay	Annual	10/10/34	(53,526)	136	—	(53,662)
43,538,712	4.00	SOFR12M	Pay	Annual	10/28/26	179,422	81	179,341	—
GBP 5,400,000	4.10	SONIA12M	Pay	Annual	11/7/54	(429,842)	24,886	—	(454,728)
MXN 106,952,390	9.26	MTIIE01M	Pay	Monthly	11/18/26	122,553	10	122,543	—
MXN 98,015,509	9.04	MTIIE01M	Pay	Monthly	11/14/29	274,040	34	274,006	—
15,196,881	3.67	SOFR12M	Pay	Annual	12/26/34	(78,674)	225	—	(78,899)
GBP 14,863,600	4.00	SONIA12M	Pay	Annual	1/16/30	264,718	418	264,300	—
EUR 240,559	2.42	EURIBOR06M	Pay	Annual/Semiannual	1/31/30	2,753	55	2,698	—
EUR 483,280	2.43	EURIBOR06M	Pay	Annual/Semiannual	2/3/30	6,000	974	5,026	—
CZK 12,648,096	3.46	PRIBOR06M	Pay	Semi-Annual	3/19/30	2,680	6	2,674	—
HUF 135,981,220	6.50	6 mo. HUF BIBOR	Pay	Annual/Semiannual	3/19/27	14,320	1	14,319	—
HUF 54,004,106	6.55	6 mo. HUF BIBOR	Pay	Annual/Semiannual	3/19/30	8,320	2	8,318	—
CZK 5,649,630	3.66	PRIBOR06M	Pay	Semi-Annual	6/18/30	3,475	569	2,906	—
CZK 3,150,321	3.56	PRIBOR06M	Pay	Semi-Annual	6/18/30	1,219	2	1,217	—
HUF 319,000,000	5.76	6 mo. HUF BIBOR	Pay	Annual/Semiannual	9/17/27	(5,655)	2	—	(5,657)
HUF 200,381,316	5.68	6 mo. HUF BIBOR	Pay	Annual/Semiannual	9/17/27	(4,467)	2	—	(4,469)
HUF 23,784,309	5.96	6 mo. HUF BIBOR	Pay	Annual/Semiannual	9/17/30	(426)	—	—	(426)
EUR 318,791	2.63	EURIBOR06M	Pay	Semi-annual	1/31/30	4,860	6,216	—	(1,356)
PLN 1,728,225	4.04	WIBOR06M	Pay	Semi-annual	9/17/30	5,000	4	4,996	—
CZK 9,446,078	3.41	PRIBOR06M	Pay	Semi-annual	9/17/30	(8,061)	5	—	(8,066)
EUR 3,472,601	2.20	EURIBOR06M	Pay	Semi-annual	6/4/30	(10,561)	35	—	(10,596)
CZK 13,851,000	3.55	PRIBOR06M	Pay	Semi-annual	9/17/30	(7,301)	7	—	(7,308)
MXN 6,909,000	7.82	MTIIE01M	Pay	Monthly	6/7/30	2,521	3	2,518	—
LVIP BlackRock Global Allocation Fund-51

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Interest Rate Swap (IRS) Contracts (continued)
Notional Amount[3]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared: (continued)
KRW 2,062,513,000	2.40	3 mo. KRW COD Rate	Pay	At Maturity	9/17/28	$(22,971)	$13	$—	$(22,984)
40,431,000	3.23	SOFR12M	Pay	Annual	12/11/27	16,594	51	16,543	—
MXN 4,531,122	8.27	MTIIE01M	Pay	Monthly	12/5/35	1,638	4	1,634	—
MXN 33,976,702	9.31	MTIIE01M	Receive	Monthly	1/9/26	(3,284)	(1)	—	(3,283)
MXN 6,902,039	8.65	MTIIE01M	Receive	Monthly	2/7/30	(14,405)	3	—	(14,408)
973,478	3.88	SOFR12M	Receive	Annual	3/20/27	(2,968)	74	—	(3,042)
MXN 3,039,773	7.73	MTIIE01M	Receive	Monthly	5/6/30	(555)	1	—	(556)
MXN 36,182,000	7.73	MTIIE01M	Receive	Monthly	6/19/26	(7,597)	—	—	(7,597)
BRL 10,007,573	13.88	BRL-CDI 1 Day	Receive	At Maturity	1/4/27	803	8	795	—
12,000,000	3.70	SOFR12M	Pay	Annual	1/6/35	(102,270)	179	—	(102,449)
39,265,000	4.07	SOFR12M	Pay	Annual	1/14/27	187,970	93	187,877	—
14,863,600	4.00	SOFR12M	Pay	Annual	1/23/30	301,485	114	301,371	—
15,688,892	3.23	SOFR12M	Pay	Annual	2/19/30	(250,321)	123	—	(250,444)
12,597,022	3.90	SOFR12M	Pay	Annual	2/24/30	202,049	99	201,950	—
MXN 52,805,678	8.47	MTIIE01M	Pay	Monthly	2/25/26	9,489	—	9,489	—
11,860,000	3.75	SOFR12M	Pay	Annual	3/27/35	(48,139)	181	—	(48,320)
MXN 14,868,939	7.73	MTIIE01M	Pay	Monthly	5/11/26	2,270	1	2,269	—
MXN 4,391,000	7.72	MTIIE01M	Pay	Monthly	6/24/30	641	2	639	—
5,901,374	3.75	SOFR12M	Pay	Annual	7/9/35	(22,888)	90	—	(22,978)
MXN 25,841,000	7.69	MTIIE01M	Pay	Monthly	7/30/30	1,330	11	1,319	—
26,455,278	3.50	SOFR12M	Pay	Annual	8/20/28	52,134	178	51,956	—
BRL 2,319,000	13.14	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	(1,793)	4	—	(1,797)
BRL 4,724,000	13.01	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	(6,388)	7	—	(6,395)
PLN 1,204,830	4.08	WIBOR06M	Receive	Semi-annual	12/17/30	(5,009)	4	—	(5,013)
PLN 1,223,085	4.08	WIBOR06M	Receive	Semi-annual	12/17/30	(5,116)	3	—	(5,119)
PLN 1,223,085	4.10	WIBOR06M	Receive	Semi-annual	12/17/30	(5,345)	3	—	(5,348)
THB 1,284,110	1.35	1 day THB THOR	Receive	Quarterly	9/17/35	869	896	—	(27)
295,064,000	3.79	FEDL12M	Receive	Annual	1/28/26	(55,754)	164	—	(55,918)
147,213,000	3.68	FEDL12M	Receive	Annual	1/28/26	(6,002)	91	—	(6,093)
KRW 2,602,556,000	2.40	3 mo. KRW COD Rate	Pay	Quarterly	9/17/28	(28,818)	16	—	(28,834)
CNY 8,263,000	1.45	7 day CNY Repo Fixing	Pay	Quarterly	9/17/30	(7,249)	11	—	(7,260)
THB 1,284,110	1.38	1 day THB THOR	Pay	Quarterly	9/17/35	(774)	1	—	(775)
CZK 25,010,015	3.91	PRIBOR06M	Pay	Semi-annual	12/17/30	4,965	13	4,952	—
JPY 29,450,000	2.58	TONAR12M	Pay	Annual	10/8/55	(8,839)	7	—	(8,846)
CNY 10,998,000	1.59	7 day CNY Repo Fixing	Pay	Quarterly	12/17/28	2,723	14	2,709	—
KRW 1,338,400,000	2.91	3 mo. KRW COD Rate	Pay	Quarterly	12/17/30	(10,039)	10	—	(10,049)
GBP 2,686,100	4.45	SONIA12M	Pay	Annual	12/4/55	(2,852)	81	—	(2,933)
							$490,234	$30,916,304	$(3,348,334)

Counter- party	Notional Amount[3]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter
BNP	BRL 19,423,774	10.12	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	$(389,688)	$—	$—	$(389,688)
BNP	BRL 108,408	10.12	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(2,177)	—	—	(2,177)
BNP	BRL 14,282,031	10.03	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(295,046)	—	—	(295,046)
BOA	BRL 20,244,680	10.12	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(406,516)	—	—	(406,516)
BOA	BRL 16,337,393	9.97	BRL-CDI 1 Day	Pay	At Maturity	1/4/27	(335,979)	—	—	(335,979)
BOA	BRL 34,608,328	13.12	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	(53,799)	—	—	(53,799)
BOA	BRL 8,616,553	13.00	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	(19,532)	—	—	(19,532)
BOA	BRL 7,403,883	12.95	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	(19,301)	—	—	(19,301)
BRC	BRL 1,750,821	14.03	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	8,735	—	8,735	—
BRC	BRL 771,090	13.33	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	(443)	—	—	(443)
BRC	BRL 3,577,000	13.34	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	(862)	—	—	(862)
BRC	BRL 13,256,236	13.00	BRL-CDI 1 Day	Pay	At Maturity	1/2/29	(30,050)	—	—	(30,050)
GS	COP 700,024,894	9.36	COP-IBR 1 Day	Receive	Quarterly	12/17/29	8,596	—	8,596	—
GS	COP 697,971,853	9.42	COP-IBR 1 Day	Receive	Quarterly	12/17/29	8,215	—	8,215	—
GS	CLP 1,239,062,000	4.44	1 day CLP CAMARA	Receive	Semi-annual	12/17/27	(54)	—	—	(54)
GS	COP 1,262,050,394	9.31	COP-IBR 1 Day	Pay	Quarterly	12/17/27	(9,240)	—	—	(9,240)
GS	COP 1,252,807,688	9.37	COP-IBR 1 Day	Pay	Quarterly	12/17/27	(8,817)	—	—	(8,817)
LVIP BlackRock Global Allocation Fund-52

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Interest Rate Swap (IRS) Contracts (continued)
Counter- party	Notional Amount[3]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
MSC	COP 1,368,780,339	9.54	COP-IBR 1 Day	Receive	Quarterly	12/17/29	$14,715	$—	$14,715	$—
MSC	COP 2,487,286,037	9.54	COP-IBR 1 Day	Pay	Quarterly	12/17/27	(15,506)	—	—	(15,506)
								—	40,261	(1,587,010)
Total IRS Contracts								$490,234	$30,956,565	$(4,935,344)
Swap Contracts1
Total Return Swap (TRS) Contracts
Counterparty/ Swap Obligation	Notional Amount[3]	Floating Interest Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
DB- Receive amounts based on JPMorgan Emerging Markets FX Volatility Carry Index and pay variable quarterly payments based on 3 mo. U.S. T-Bill Rate	2,325	3.57%	12/11/26	$1,098	$1,098	$—
JPM- Receive amounts based on iShares Broad USD High Yield Corporate Bond ETF and pay variable quarterly payments based on SOFR12M	74,549	4.02%	3/20/26	7,020	7,020	—
GS- Receive variable amounts based on SOFR12M and pay quarterly payments based on iShares iBoxx $ Investment Grade Corporate Bond ETF	(73,805)	(3.47%)	3/20/26	3,237	3,237	—
BNP- Receive amounts based on iShares Broad USD High Yield Corporate Bond ETF and pay variable quarterly payments based on SOFR12M	19,784	4.02%	3/20/26	1,863	1,863	—
JPM- Receive variable amounts based on SOFR12M and pay quarterly payments based on iShares iBoxx $ Investment Grade Corporate Bond ETF	(55,655)	(3.47%)	3/20/26	2,439	2,439	—
CBK- Receive variable amounts based on SOFR12M and pay quarterly payments based on iShares iBoxx $ High Yield Cor- porate Bond ETF	(41,908)	(3.32%)	3/20/26	(8,280)	—	(8,280)
=JPM- Receive variable amounts based on SOFR12M and pay quarterly payments based on iShares iBoxx $ High Yield Cor- porate Bond ETF	871	(3.54%)	12/18/26	(789)	—	(789)
CBK- Receive variable amounts based on SOFR12M and pay quarterly payments based on Citi Equity U.S. 1W Volatility Carry Index	670	(1.00%)	12/18/26	456	456	—
LVIP BlackRock Global Allocation Fund-53

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Total Return Swap (TRS) Contracts (continued)
Counterparty/ Swap Obligation	Notional Amount[3]	Floating Interest Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
GS- Receive amounts based on iShares iBoxx $ High Yield Cor- porate Bond ETF and pay vari- able quarterly payments based on SOFR12M	30,843	3.87%	3/20/26	$5,715	$5,715	$—
GS- Receive amounts based on Goldman GSVLTYI2 Index and pay variable quarterly payments based on SOFR12M	714	3.65%	12/18/26	(157)	—	(157)
MSC- Receive amounts based on iShares iBoxx $ High Yield Cor- porate Bond ETF and pay vari- able quarterly payments based on SOFR12M	28,159	3.87%	3/20/26	5,217	5,217	—
GS- Receive amounts based on Goldman Sachs Systematic Skew Index and pay variable quarterly payments based on SOFR12M	591	3.77%	12/18/26	139	139	—
BNP- Receive variable amounts based on SOFR12M and pay quarterly payments based on BNP Paribas Commodity Time- Series Backwardation ex-AL Index	350	(1.00%)	12/18/26	11	11	—
BNP- Receive amounts based on iShares iBoxx $ High Yield Cor- porate Bond ETF and pay vari- able quarterly payments based on SOFR12M	82,163	3.87%	3/20/26	15,224	15,224	—
JPM- Receive amounts based on iShares iBoxx $ High Yield Cor- porate Bond ETF and pay vari- able quarterly payments based on SOFR12M	31,094	3.87%	3/20/26	5,761	5,761	—
Total TRS Contracts					$48,180	$(9,226)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[8]	Termination Date[9]	Notional Amount[3]		Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Long Equities
Germany
JPM - Rheinmetall AG - Monthly	57	2.19%	2/10/2026	EUR	89,077	$(693)	$—	$(693)
Hong Kong
JPM - Alibaba Group Holding Ltd. - Monthly	10,100	4.05%	2/10/2026	HKD	1,549,340	(13,629)	—	(13,629)
JPM - Baidu, Inc. - Monthly	10,400	4.05%	2/10/2026	HKD	1,308,320	2,924	2,924	—
JPM - Bilibili, Inc. - Monthly	3,660	3.90%	2/10/2026	HKD	725,796	(2,925)	—	(2,925)
JPM - JD.com, Inc. - Monthly	9,900	4.05%	2/10/2026	HKD	1,150,380	(5,458)	—	(5,458)
JPM - Kuaishou Technology - Monthly	11,700	4.75%	2/10/2026	HKD	798,525	(5,886)	—	(5,886)
JPM - NetEase, Inc. - Monthly	5,500	4.05%	2/10/2026	HKD	1,192,400	(1,823)	—	(1,823)
JPM - Ningbo Joyson Electronic Corp. - Monthly	21,000	4.05%	2/10/2026	HKD	364,770	4,938	4,938	—
JPM - Sunny Optical Technology Group Co. Ltd. - Monthly	11,900	4.05%	2/10/2026	HKD	815,745	(4,324)	—	(4,324)
LVIP BlackRock Global Allocation Fund-54

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[8]	Termination Date[9]	Notional Amount[3]		Value	Unrealized Appreciation	Unrealized Depreciation

Hong Kong (continued)
JPM - Tencent Holdings Ltd. - Monthly	2,400	4.75%	2/10/2026	HKD	1,452,000	$(2,383)	$—	$(2,383)
JPM - Xiaomi Corp. - Monthly	29,400	4.05%	2/10/2026	HKD	1,251,852	(12,474)	—	(12,474)
JPM - XPeng, Inc. - Monthly	9,100	3.90%	2/10/2026	HKD	709,800	1,325	1,325	—
Netherlands
JPM - Adyen NV - Monthly	763	3.84%	2/10/2026		1,183,241	47,153	47,153	—
Saudi Arabia
JPM - Derayah Financial Co. - Monthly	10,647	4.39%	2/10/2026		82,273	(9,360)	—	(9,360)
JPM - flynas Co. SJSC - Monthly	3,887	4.39%	2/10/2026		66,028	1,384	1,384	—
JPM - Rasan Information Technology Co. - Monthly	7,354	4.39%	2/10/2026		231,423	(4,304)	—	(4,304)
Spain
JPM - Cirsa Enterprises SA - Monthly	10,694	2.19%	2/10/2026	EUR	141,482	19,731	19,731	—
JPM - Iberdrola SA - Monthly	21,900	3.90%	2/10/2026		456,985	17,225	17,225	—
Switzerland
JPM - SMG Swiss Marketplace Group AG - Monthly	339	3.90%	2/10/2026		13,260	2,242	2,242	—
United Arab Emirates
JPM - Emirates Integrated Telecommunications Co. PJSC - Monthly	111,139	4.39%	2/10/2026		284,138	12,414	12,414	—
JPM - Talabat Holding PLC - Monthly	268,971	4.39%	2/10/2026		70,596	(1,904)	—	(1,904)
United Kingdom
JPM - RELX PLC - Monthly	993	3.98%	2/10/2026	GBP	29,512	224	224	—
JPM - SSE PLC - Monthly	5,957	3.98%	2/10/2026	GBP	127,897	2,248	2,248	—
United States
JPM - AMC Networks, Inc. - Monthly	20,226	3.84%	2/10/2026		188,911	3,641	3,641	—
JPM - Comstock Resources, Inc. - Monthly	4,095	3.84%	2/10/2026		94,489	434	434	—
JPM - Eagle Bancorp, Inc. - Monthly	3,766	3.84%	2/10/2026		78,107	2,561	2,561	—
JPM - EQT Corp. - Monthly	1,717	3.84%	2/10/2026		97,135	(5,104)	—	(5,104)
JPM - Flagstar Bank NA - Monthly	68,567	3.84%	2/10/2026		883,143	(19,884)	—	(19,884)
JPM - ONEOK, Inc. - Monthly	1,331	3.84%	2/10/2026		98,206	(378)	—	(378)
JPM - Paramount Skydance Corp. - Monthly	3,141	3.84%	2/10/2026		45,764	(3,675)	—	(3,675)
Total Long Equities							$118,444	$(94,204)
Short Equities
Australia
JPM - Iluka Resources Ltd. - Monthly	(91,910)	3.39%	2/10/2026		(379,025)	25,697	25,697	—
JPM - Lynas Rare Earths Ltd. - Monthly	(62,032)	3.39%	2/10/2026		(519,822)	11,071	11,071	—
JPM - Mineral Resources Ltd. - Monthly	(18,971)	3.39%	2/10/2026		(970,683)	(36,314)	—	(36,314)
JPM - Northern Star Resources Ltd. - Monthly	(91,772)	3.39%	2/10/2026		(1,667,793)	(30,969)	—	(30,969)
JPM - SGH Ltd. - Monthly	(10,538)	3.39%	2/10/2026		(323,485)	(1,760)	—	(1,760)
JPM - Sigma Healthcare Ltd. - Monthly	(351,691)	3.39%	2/10/2026		(916,303)	(36,801)	—	(36,801)
Brazil
JPM - Cosan SA - Monthly	(132,698)	3.24%	2/10/2026		(134,228)	(1,482)	—	(1,482)
JPM - Localiza Rent a Car SA - Monthly	(3)	3.14%	2/10/2026		(25)	2	2	—
JPM - Natura Cosmeticos SA - Monthly	(1,819)	2.79%	2/10/2026		(2,622)	155	155	—
CBK - Natura Cosmeticos SA - Monthly	(35,579)	3.24%	1/22/2026		(46,489)	(1,758)	—	(1,758)
CBK - PRIO SA - Monthly	(60,003)	3.34%	1/22/2026		(425,600)	(25,363)	—	(25,363)
Canada
CBK - Open Text Corp. - Monthly	(19,174)	3.44%	1/22/2026		(647,924)	23,482	23,482	—
JPM - Power Corp. of Canada - Monthly	(2,608)	3.39%	2/10/2026		(133,179)	(5,435)	—	(5,435)
CBK - Restaurant Brands International, Inc. - Monthly	(26,099)	3.44%	1/22/2026		(1,916,339)	55,464	55,464	—
CBK - Tourmaline Oil Corp. - Monthly	(12,394)	3.44%	1/22/2026		(546,779)	(9,193)	—	(9,193)
Denmark
CBK - Novonesis Novozymes B - Monthly	(9,473)	3.38%	1/22/2026		(689,182)	(8,338)	—	(8,338)
Finland
CBK - Neste OYJ - Monthly	(11,844)	3.38%	1/22/2026		(260,332)	(7,616)	—	(7,616)
France
CBK - Alstom SA - Monthly	(16,203)	3.38%	1/22/2026		(509,344)	(4,178)	—	(4,178)
CBK - Kering SA - Monthly	(5,520)	3.64%	1/22/2026		(2,004,451)	52,581	52,581	—
JPM - Sartorius Stedim Biotech - Monthly	(1,293)	3.38%	2/10/2026		(317,908)	320	320	—
CBK - Teleperformance SE - Monthly	(3,539)	3.38%	1/22/2026		(255,948)	(169)	—	(169)
Germany
CBK - Continental AG - Monthly	(6,491)	3.38%	1/22/2026		(507,773)	(7,372)	—	(7,372)
CBK - Delivery Hero SE - Monthly	(19,220)	3.38%	1/22/2026		(508,559)	1,921	1,921	—
CBK - Hensoldt AG - Monthly	(5,111)	3.38%	1/22/2026		(441,906)	4,152	4,152	—
LVIP BlackRock Global Allocation Fund-55

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[8]	Termination Date[9]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation

Short Equities (continued)
Hong Kong
CBK - BeOne Medicines Ltd. - Monthly	(17,200)	3.59%	1/22/2026	(412,593)	$16,713	$16,713	$—
CBK - China Construction Bank Corp. - Monthly	(383,000)	3.59%	1/22/2026	(411,948)	(7,860)	—	(7,860)
CBK - China Merchants Bank Co. Ltd. - Monthly	(73,000)	3.34%	1/22/2026	(478,602)	(18,009)	—	(18,009)
CBK - China Railway Group Ltd. - Monthly	(488,000)	3.34%	1/22/2026	(237,134)	(3,047)	—	(3,047)
JPM - China Resources Power Holdings Co. Ltd. - Monthly	(1,866)	3.34%	2/10/2026	(4,391)	237	237	—
CBK - China Resources Power Holdings Co. Ltd. - Monthly	(297,450)	3.34%	1/22/2026	(681,265)	10,091	10,091	—
CBK - CRRC Corp. Ltd. - Monthly	(274,000)	3.34%	1/22/2026	(247,280)	2,123	2,123	—
JPM - Horizon Robotics - Monthly	(20,400)	2.13%	2/10/2026	(22,387)	(382)	—	(382)
CBK - Horizon Robotics - Monthly	(235,800)	2.24%	1/22/2026	(266,552)	3,370	3,370	—
JPM - HUTCHMED China Ltd. - Monthly	(14,500)	3.34%	2/10/2026	(40,902)	2,465	2,465	—
CBK - HUTCHMED China Ltd. - Monthly	(35,000)	2.99%	1/22/2026	(92,957)	176	176	—
CBK - JD Health International, Inc. - Monthly	(16,200)	3.34%	1/22/2026	(240,535)	7,683	7,683	—
CBK - Li Auto, Inc. - Monthly	(95,600)	3.34%	1/22/2026	(811,732)	4,853	4,853	—
CBK - Meituan - Monthly	(106,900)	3.34%	1/22/2026	(1,412,709)	(3,950)	—	(3,950)
CBK - MMG Ltd. - Monthly	(648,000)	3.34%	1/22/2026	(788,286)	(2,427)	—	(2,427)
CBK - Postal Savings Bank of China Co. Ltd. - Monthly	(1,010,000)	3.34%	1/22/2026	(698,524)	(9,363)	—	(9,363)
JPM - Xinyi Glass Holdings Ltd. - Monthly	(30,568)	2.88%	2/10/2026	(35,339)	2,832	2,832	—
CBK - Xinyi Glass Holdings Ltd. - Monthly	(195,524)	1.64%	1/22/2026	(211,890)	3,964	3,964	—
CBK - XPeng, Inc. - Monthly	(98,600)	3.34%	1/22/2026	(976,777)	(25,775)	—	(25,775)
CBK - Zijin Mining Group Co. Ltd. - Monthly	(78,000)	3.34%	1/22/2026	(351,170)	(5,948)	—	(5,948)
Italy
CBK - Davide Campari-Milano NV - Monthly	(59,546)	3.38%	1/22/2026	(441,007)	3,515	3,515	—
Japan
CBK - Disco Corp. - Monthly	(1,000)	3.54%	1/22/2026	(329,818)	(4,827)	—	(4,827)
CBK - DMG Mori Co. Ltd. - Monthly	(23,924)	3.39%	1/22/2026	(399,898)	(3,261)	—	(3,261)
CBK - Food & Life Cos. Ltd. - Monthly	(15,900)	3.54%	1/22/2026	(770,875)	(31,212)	—	(31,212)
CBK - Harmonic Drive Systems, Inc. - Monthly	(15,100)	3.49%	1/22/2026	(342,223)	(22,342)	—	(22,342)
CBK - IHI Corp. - Monthly	(10,900)	3.54%	1/22/2026	(224,731)	2,782	2,782	—
CBK - Japan Steel Works Ltd. - Monthly	(6,800)	3.49%	1/22/2026	(453,200)	7,525	7,525	—
CBK - Kadokawa Corp. - Monthly	(14,300)	3.54%	1/22/2026	(277,908)	(13,563)	—	(13,563)
CBK - Kawasaki Heavy Industries Ltd. - Monthly	(5,800)	3.54%	1/22/2026	(414,785)	30,150	30,150	—
CBK - Kobayashi Pharmaceutical Co. Ltd. - Monthly	(3,400)	3.54%	1/22/2026	(113,341)	(4,545)	—	(4,545)
CBK - M3, Inc. - Monthly	(68,600)	3.54%	1/22/2026	(900,086)	(22,777)	—	(22,777)
CBK - MatsukiyoCocokara & Co. - Monthly	(21,200)	3.39%	1/22/2026	(369,237)	2,189	2,189	—
CBK - MEIJI Holdings Co. Ltd. - Monthly	(7,200)	3.49%	1/22/2026	(155,043)	(4,979)	—	(4,979)
JPM - Mercari, Inc. - Monthly	(3)	3.39%	2/10/2026	(57)	(4)	—	(4)
CBK - Mercari, Inc. - Monthly	(26,937)	3.54%	1/22/2026	(509,942)	(32,403)	—	(32,403)
CBK - NEC Corp. - Monthly	(13,100)	3.49%	1/22/2026	(448,421)	5,176	5,176	—
CBK - Nippon Yusen KK - Monthly	(10,200)	3.54%	1/22/2026	(318,253)	(12,141)	—	(12,141)
JPM - Nissan Motor Co. Ltd. - Monthly	(127,900)	3.47%	2/10/2026	(314,664)	(3,159)	—	(3,159)
CBK - Ono Pharmaceutical Co. Ltd. - Monthly	(29,000)	3.54%	1/22/2026	(444,554)	(156)	—	(156)
CBK - Ryohin Keikaku Co. Ltd. - Monthly	(20,600)	3.49%	1/22/2026	(418,994)	28,587	28,587	—
JPM - Sapporo Holdings Ltd. - Monthly	(26,500)	3.39%	2/10/2026	(272,254)	(12,599)	—	(12,599)
CBK - SBI Holdings, Inc. - Monthly	(34,000)	3.54%	1/22/2026	(714,881)	(17,819)	—	(17,819)
JPM - Sharp Corp. - Monthly	(36,000)	3.01%	2/10/2026	(185,344)	8,262	8,262	—
CBK - Sharp Corp. - Monthly	(7,000)	3.39%	1/22/2026	(33,827)	(606)	—	(606)
CBK - Shiseido Co. Ltd. - Monthly	(32,400)	3.54%	1/22/2026	(486,158)	14,644	14,644	—
CBK - SoftBank Group Corp. - Monthly	(13,600)	3.54%	1/22/2026	(383,887)	2,362	2,362	—
CBK - TOPPAN Holdings, Inc. - Monthly	(11,400)	3.49%	1/22/2026	(356,066)	17,182	17,182	—
CBK - Toyota Industries Corp. - Monthly	(7,600)	3.54%	1/22/2026	(863,636)	2,051	2,051	—
CBK - Yakult Honsha Co. Ltd. - Monthly	(27,900)	3.48%	1/22/2026	(428,808)	(7,254)	—	(7,254)
CBK - Zensho Holdings Co. Ltd. - Monthly	(4,900)	3.49%	1/22/2026	(280,649)	(138)	—	(138)
Mexico
JPM - Sigma Foods SAB de CV - Monthly	(123,596)	3.14%	2/10/2026	(109,951)	(860)	—	(860)
CBK - Sigma Foods SAB de CV - Monthly	(70,895)	2.80%	1/22/2026	(63,681)	1,674	1,674	—
Netherlands
CBK - BE Semiconductor Industries NV - Monthly	(1,101)	3.38%	1/22/2026	(287,993)	(2,201)	—	(2,201)
CBK - IMCD NV - Monthly	(4,000)	3.38%	1/22/2026	(359,587)	(3,463)	—	(3,463)
CBK - JDE Peet's NV - Monthly	(6,193)	3.38%	1/22/2026	(231,813)	208	208	—
Poland
CBK - ORLEN SA - Monthly	(8,131)	3.14%	1/22/2026	(215,029)	(2,042)	—	(2,042)
Republic of Korea
CBK - LG Energy Solution Ltd. - Monthly	(1,018)	3.36%	1/22/2026	(267,940)	7,601	7,601	—
LVIP BlackRock Global Allocation Fund-56

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[8]	Termination Date[9]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation

Short Equities (continued)
Republic of Korea (continued)
JPM - POSCO Future M Co. Ltd. - Monthly	(1,782)	5.11%	2/10/2026	(267,865)	$36,494	$36,494	$—
CBK - POSCO Future M Co. Ltd. - Monthly	(1,315)	3.36%	1/22/2026	(174,255)	3,518	3,518	—
Singapore
JPM - SATS Ltd. - Monthly	(37,800)	3.34%	2/10/2026	(99,474)	(12,414)	—	(12,414)
JPM - Seatrium Ltd. - Monthly	(120,600)	2.89%	2/10/2026	(196,378)	(5,817)	—	(5,817)
CBK - Seatrium Ltd. - Monthly	(173,900)	2.64%	1/22/2026	(289,982)	(4,708)	—	(4,708)
JPM - Sembcorp Industries Ltd. - Monthly	(29,300)	3.34%	2/10/2026	(133,408)	(3,558)	—	(3,558)
CBK - Sembcorp Industries Ltd. - Monthly	(38,400)	3.34%	1/22/2026	(176,938)	(2,567)	—	(2,567)
South Africa
JPM - Sasol Ltd. - Monthly	(76,246)	3.24%	2/10/2026	(464,341)	(22,143)	—	(22,143)
Spain
CBK - Cellnex Telecom SA - Monthly	(8,509)	3.38%	1/22/2026	(266,614)	(7,390)	—	(7,390)
CBK - Grifols SA - Monthly	(32,257)	3.38%	1/22/2026	(419,298)	16,096	16,096	—
Sweden
JPM - Beijer Ref AB - Monthly	(4,537)	3.38%	2/10/2026	(133,527)	(706)	—	(706)
CBK - Beijer Ref AB - Monthly	(2,639)	3.38%	1/22/2026	(42,250)	(100)	—	(100)
JPM - H & M Hennes & Mauritz AB - Monthly	(11,732)	2.98%	2/10/2026	(216,579)	(18,576)	—	(18,576)
CBK - Nibe Industrier AB - Monthly	(141,436)	3.38%	1/22/2026	(533,359)	(7,263)	—	(7,263)
Switzerland
JPM - Barry Callebaut AG - Monthly	(540)	3.06%	2/10/2026	(823,519)	(59,332)	—	(59,332)
CBK - Roche Holding AG - Monthly	(1,260)	3.38%	1/22/2026	(517,456)	(2,886)	—	(2,886)
CBK - SIG Group AG - Monthly	(39,484)	3.38%	1/22/2026	(522,238)	(40,958)	—	(40,958)
JPM - Swatch Group AG - Monthly	(552)	3.38%	2/10/2026	(110,967)	(5,094)	—	(5,094)
CBK - Swatch Group AG - Monthly	(352)	3.38%	1/22/2026	(164,300)	1,001	1,001	—
CBK - Temenos AG - Monthly	(5,931)	3.38%	1/22/2026	(592,838)	2,989	2,989	—
Taiwan
CBK - Chailease Holding Co. Ltd. - Monthly	(644)	2.99%	1/22/2026	(325,655)	57	57	—
JPM - Formosa Chemicals & Fibre Corp. - Monthly	(4,000)	3.19%	2/10/2026	(4,280)	200	200	—
CBK - Formosa Chemicals & Fibre Corp. - Monthly	(207,000)	2.99%	1/22/2026	(213,676)	2,548	2,548	—
CBK - Formosa Plastics Corp. - Monthly	(240,000)	1.34%	1/22/2026	(305,585)	7,968	7,968	—
CBK - Innolux Corp. - Monthly	(1,068,000)	3.29%	1/22/2026	(428,446)	(151,145)	—	(151,145)
United Kingdom
CBK - Barratt Redrow PLC - Monthly	(151,795)	3.39%	1/22/2026	(756,886)	(22,913)	—	(22,913)
CBK - Croda International PLC - Monthly	(4,015)	3.39%	1/22/2026	(149,905)	4,249	4,249	—
CBK - Entain PLC - Monthly	(27,299)	3.39%	1/22/2026	(276,630)	(3,983)	—	(3,983)
JPM - International Paper Co. - Monthly	(11,551)	3.14%	2/10/2026	(449,016)	10,019	10,019	—
JPM - JD Sports Fashion PLC - Monthly	(42,517)	3.39%	2/10/2026	(45,054)	(3,138)	—	(3,138)
CBK - JD Sports Fashion PLC - Monthly	(421,730)	3.39%	1/22/2026	(474,028)	(3,998)	—	(3,998)
JPM - SSE PLC - Monthly	(2,978)	3.98%	2/10/2026	(86,650)	(658)	—	(658)
CBK - UNITE Group PLC - Monthly	(39,549)	3.39%	1/22/2026	(292,130)	(5,627)	—	(5,627)
CBK - Wise PLC - Monthly	(17,903)	3.39%	1/22/2026	(214,861)	383	383	—
United States
CBK - Alexandria Real Estate Equities, Inc. - Monthly	(31,421)	3.49%	1/22/2026	(1,527,519)	(10,225)	—	(10,225)
BRC - Alliance Laundry Holdings, Inc. - Monthly	(25,113)	3.32%	1/22/2026	542,692	31,642	31,642	—
CBK - Amcor PLC - Monthly	(131,914)	3.49%	1/22/2026	(1,125,197)	(2,638)	—	(2,638)
CBK - ARES Management Corp. - Monthly	(2,252)	3.49%	1/22/2026	(383,068)	19,077	19,077	—
CBK - Axon Enterprise, Inc. - Monthly	(669)	3.49%	1/22/2026	(453,143)	21,582	21,582	—
CBK - Baxter International, Inc. - Monthly	(102,995)	3.49%	1/22/2026	(1,954,765)	(13,469)	—	(13,469)
CBK - Block, Inc. - Monthly	(19,563)	3.49%	1/22/2026	(1,321,633)	1,174	1,174	—
JPM - Brandywine Realty Trust - Monthly	(574)	3.49%	2/10/2026	(1,728)	52	52	—
CBK - Brown-Forman Corp. - Monthly	(8,717)	3.49%	1/22/2026	(311,573)	17,783	17,783	—
CBK - Builders FirstSource, Inc. - Monthly	(8,935)	3.49%	1/22/2026	(926,113)	6,791	6,791	—
CBK - Bunge Global SA - Monthly	(6,384)	3.49%	1/22/2026	(573,219)	4,533	4,533	—
CBK - BXP, Inc. - Monthly	(16,375)	3.49%	1/22/2026	(1,137,084)	32,099	32,099	—
CBK - CF Industries Holdings, Inc. - Monthly	(13,809)	3.49%	1/22/2026	(1,072,116)	4,128	4,128	—
CBK - CH Robinson Worldwide, Inc. - Monthly	(4,722)	3.49%	1/22/2026	(779,083)	19,974	19,974	—
CBK - Charles River Laboratories International, Inc. - Monthly	(1,502)	3.49%	1/22/2026	(304,869)	5,250	5,250	—
CBK - Cigna Group - Monthly	(3,192)	3.49%	1/22/2026	(879,715)	1,181	1,181	—
JPM - Community Financial System, Inc. - Monthly	(1,576)	3.49%	2/10/2026	(93,614)	3,089	3,089	—
CBK - Constellation Brands, Inc. - Monthly	(1,952)	3.49%	1/22/2026	(276,413)	7,115	7,115	—
JPM - CoreWeave, Inc. - Monthly	(966)	3.49%	2/10/2026	(164,140)	13,580	13,580	—
JPM - CVB Financial Corp. - Monthly	(4,077)	3.49%	2/10/2026	(79,950)	4,118	4,118	—
CBK - Datadog, Inc. - Monthly	(1,486)	3.49%	1/22/2026	(210,250)	8,169	8,169	—
LVIP BlackRock Global Allocation Fund-57

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Swap Contracts1
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[8]	Termination Date[9]	Notional Amount[3]	Value	Unrealized Appreciation	Unrealized Depreciation

Short Equities (continued)
United States (continued)
CBK - Deere & Co. - Monthly	(568)	3.49%	1/22/2026	(287,356)	$1,818	$1,818	$—
CBK - Dollar Tree, Inc. - Monthly	(5,053)	3.49%	1/22/2026	(639,765)	(2,628)	—	(2,628)
CBK - Dow, Inc. - Monthly	(26,235)	3.49%	1/22/2026	(612,973)	(402)	—	(402)
CBK - Elevance Health, Inc. - Monthly	(1,956)	3.49%	1/22/2026	(673,392)	(12,284)	—	(12,284)
CBK - Equifax, Inc. - Monthly	(2,114)	3.49%	1/22/2026	(465,660)	6,964	6,964	—
CBK - Expand Energy Corp. - Monthly	(13,955)	3.49%	1/22/2026	(1,529,926)	(35,167)	—	(35,167)
CBK - First Solar, Inc. - Monthly	(1,405)	3.49%	1/22/2026	(449,652)	32,821	32,821	—
JPM - Galaxy Digital, Inc. - Monthly	(2,554)	3.13%	2/10/2026	(66,634)	9,526	9,526	—
CBK - Genuine Parts Co. - Monthly	(5,573)	3.49%	1/22/2026	(754,395)	12,428	12,428	—
CBK - Hasbro, Inc. - Monthly	(9,034)	3.49%	1/22/2026	(736,569)	(4,219)	—	(4,219)
CBK - IDEXX Laboratories, Inc. - Monthly	(495)	3.49%	1/22/2026	(346,268)	11,386	11,386	—
CBK - International Paper Co. - Monthly	(74,539)	3.49%	1/22/2026	(2,928,659)	(7,432)	—	(7,432)
CBK - iShares iBoxx $ High Yield Corporate Bond ETF - Monthly	(21,859)	3.19%	1/22/2026	(1,758,119)	(4,372)	—	(4,372)
JPM - iShares iBoxx $ Investment Grade Corporate Bond ETF - Monthly	(24,355)	3.49%	2/10/2026	(2,694,394)	10,716	10,716	—
CBK - Jack Henry & Associates, Inc. - Monthly	(1,744)	3.49%	1/22/2026	(323,216)	4,970	4,970	—
CBK - Johnson Controls International PLC - Monthly	(6,256)	3.49%	1/22/2026	(809,730)	1,314	1,314	—
CBK - KKR & Co., Inc. - Monthly	(13,834)	3.49%	1/22/2026	(1,817,828)	54,269	54,269	—
CBK - Leidos Holdings, Inc. - Monthly	(2,257)	3.49%	1/22/2026	(419,892)	12,729	12,729	—
CBK - Lennar Corp. - Monthly	(5,205)	3.49%	1/22/2026	(550,795)	15,721	15,721	—
CBK - Molina Healthcare, Inc. - Monthly	(8,006)	3.49%	1/22/2026	(1,333,828)	(78,939)	—	(78,939)
CBK - Molson Coors Beverage Co. - Monthly	(8,893)	3.49%	1/22/2026	(447,159)	(1,156)	—	(1,156)
CBK - Mosaic Co. - Monthly	(39,965)	3.49%	1/22/2026	(971,619)	8,863	8,863	—
CBK - Norfolk Southern Corp. - Monthly	(5,518)	3.49%	1/22/2026	(1,609,112)	15,955	15,955	—
CBK - Norwegian Cruise Line Holdings Ltd. - Monthly	(66,751)	3.49%	1/22/2026	(1,618,113)	128,231	128,231	—
CBK - Occidental Petroleum Corp. - Monthly	(22,683)	3.49%	1/22/2026	(913,444)	(19,281)	—	(19,281)
CBK - Packaging Corp. of America - Monthly	(2,746)	3.49%	1/22/2026	(634,522)	879	879	—
CBK - Pool Corp. - Monthly	(2,125)	3.49%	1/22/2026	(492,739)	6,645	6,645	—
CBK - Quanta Services, Inc. - Monthly	(3,431)	3.49%	1/22/2026	(1,501,748)	37,638	37,638	—
CBK - Revvity, Inc. - Monthly	(3,201)	3.49%	1/22/2026	(312,962)	3,265	3,265	—
CBK - SBA Communications Corp. - Monthly	(5,727)	3.49%	1/22/2026	(1,092,360)	(15,413)	—	(15,413)
CBK - Seagate Technology Holdings PLC - Monthly	(1,472)	3.49%	1/22/2026	(416,237)	10,863	10,863	—
CBK - Smurfit WestRock PLC - Monthly	(43,859)	3.49%	1/22/2026	(1,758,273)	(25,438)	—	(25,438)
CBK - Solventum Corp. - Monthly	(2,859)	3.49%	1/22/2026	(245,490)	4,403	4,403	—
CBK - Super Micro Computer, Inc. - Monthly	(22,622)	3.49%	1/22/2026	(702,866)	40,720	40,720	—
CBK - Synopsys, Inc. - Monthly	(2,404)	3.49%	1/22/2026	(1,327,741)	27,694	27,694	—
CBK - Teledyne Technologies, Inc. - Monthly	(2,514)	3.49%	1/22/2026	(1,329,029)	18,629	18,629	—
CBK - Teradyne, Inc. - Monthly	(1,316)	3.49%	1/22/2026	(259,542)	4,817	4,817	—
CBK - United Rentals, Inc. - Monthly	(338)	3.49%	1/22/2026	(276,055)	2,505	2,505	—
CBK - W.R. Berkley Corp. - Monthly	(8,626)	3.49%	1/22/2026	(605,718)	863	863	—
CBK - Willis Towers Watson PLC - Monthly	(1,954)	3.49%	1/22/2026	(649,510)	7,425	7,425	—
Total Short Equities						$1,144,176	$(1,073,897)
Total CFD Swap Contracts						$1,262,620	$(1,168,101)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the consolidated financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 9 in Notes to Consolidated Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through December 31, 2025.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

[5] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

LVIP BlackRock Global Allocation Fund-58

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
[6] The Markit iTraxx Europe index, or ITRAXX Europe comprises 125 equally-weighted European names. Constituents for the index can be found at www.markit.com/Documentation.
[7] The Markit iTraxx Crossover Index, or ITRAXX.XO Index comprises the 75 most liquid sub-investment grade entities. Constituents for the index can be found at www.markit.com/Documentation.
[8] Financing Rates are based on multiple financing rate benchmarks. The Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 15-86 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the
1-Day USD Overnight Bank Funding Rate.

[9] Date reflected is the next payment date. Contracts have an open-ended maturity date.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 4 in "Notes to Consolidated Financial Statements."

Summary of Abbreviations:
ADR–American Depositary Receipt
ARS–Argentine Peso
AUD–Australian Dollar
BAMLL–Bank of America Merrill Lynch Large Loan
BIBOR–Budapest Interbank Offered Rate
BNP–BNP Paribas
BNY–BNY Mellon
BOA–Bank of America
BOBL–Bundesobligationen
BRC–Barclays Bank
BRL–Brazilian Real
BRL-CDI 1 Day–Brazilian Overnight Interbank Deposit Rate
BTP–Buoni del Tesoro Poliennali
BUXL–Bundesanleihe
CAD–Canadian Dollar
CBK–Citibank NA
CBOT–Chicago Board of Trade
CDI–Chess Depository Interest
CDX.NA.HY–Credit Default Swap Index North America High Yield
CDX.NA.IG–Credit Default Swap Index North American Investment Grade
CHF–Swiss Franc
CIBC–Canadian Imperial Bank of Commerce
CLO–Collateralized Loan Obligation
CLP–Chilean Peso
CME–Chicago Mercantile Exchange
CNH–Chinese Yuan Renminbi
CNY–Chinese Yuan
COD–Certificates of Deposit
COP–Colombia Peso
COP-IBR 1 Day–Colombia Overnight Interbank Rate
CZK–Czech Koruna
DB–Deutsche Bank
DKK–Danish Krone
DOP–Dominican Republic Peso
EGP–Egyptian Pound
ETF–Exchange-Traded Fund
EU-CPI-U–Eurpoean Union Consumer Price Index for All Urban Consumers
EUR–Euro
EURIBOR–Euro Interbank Offer Rate
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GDR–Global Depository Receipt
GS–Goldman Sachs
GSI–Goldman Sachs International
GSVLTYI2–Goldman Sachs TY Weekly Volatility Carry Index
EURIBOR06M–Euro InterBank Offered Rate EUR 6 Month
FEDL12M–Federal Funds Rate 12 Month
HKD–Hong Kong Dollar
LVIP BlackRock Global Allocation Fund-59

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
HSBC–Hong Kong and Shanghai Banking Corporation
HUF–Hungarian Forint
IBR–Interbank Rate
IDR–Indonesia Rupiah
IFSC–International Financial Service Centre
INR–Indian Rupee
IRS–Interest Rate Swap
ITRAXX Europe–Markit iTraxx Europe Index
JIBAR03M–Johannesburg Interbank Average Rate ZAR 3 Month
JPM–JPMorgan Chase Bank NA
JPY–Japanese Yen
KFE–Kore Futures Exchange
KOSPI–Korea Composite Stock Price Index
KRW–South Korean Won
LNG–Liquefied Natural Gas
MSC–Morgan Stanley & Co.
MSCI–Morgan Stanley Capital International
MTIIE01M–28-day Interbank Equilibrium Interest Rate
MXN–Mexican Peso
MYR–Malaysian Ringgit
NGN–Nigerian Naira
NOK–Norwegian Krone
NVDR–Non-Voting Depository Receipt
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
OSE–Osaka Securities Exchange
PEN–Peruvian Nuevo Sol
PHP–Philippine Peso
PIK–Payment-in-kind
PJSC–Public Joint Stock Company
PLN–Polish Zloty
PRIBOR06M–Prague Interbank Offered Rate 6 Month
Prime Rate–Interest rate charged by banks to their most credit worthy customers
RBC–Royal Bank of Canada
REMIC–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
SCB–Standard Chartered Bank
SEK–Swedish Krona
SFE–Sydney Futures Exchange
SGD–Singapore Dollar
SGN–Societe Generale
SOFR–Secured Overnight Financing Rate
SONIA–Sterling Overnight Index Average
SONIA12M–Sterling Overnight Index Average Offered Rate GBP 12 Month
SOFR12M–Secured Overnight Financing Rate 12 Months
SPDR–Standard & Poor’s Depositary Receipt
STACR–Structured Agency Credit Risk
STR–Short-Term Rate
TBA–To be announced
THB–Thailand Baht
THOR–Thai Overnight Repurchase Rate
TONAR12M–Tokyo Overnight Average Rate 12 Month
TRY–Turkish New Lira
TSE–Tokyo Stock Exchange
TWD–Taiwan New Dollar
USD–United States Dollar
UYU–Uruguay Peso
WIBOR06M–Warsaw Interbank Offered Rate 6 Month
ZAR–South African Rand
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund-60

LVIP BlackRock Global Allocation Fund
Consolidated Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Interest	$42,136,956
Dividends	20,272,389
Foreign taxes withheld	(1,113,442)
61,295,903
EXPENSES:
Management fees	12,982,098
Distribution fees-Service Class	2,126,761
Shareholder servicing fees	598,468
Custodian fees	598,398
Accounting and administration expenses	363,477
Professional fees	255,907
Pricing fees	122,943
Consulting fees	99,283
Trustees’ fees and expenses	59,501
Reports and statements to shareholders	42,485
Other	50,603
17,299,924
Less:
Expenses reimbursed	(520,673)
Total operating expenses	16,779,251
NET INVESTMENT INCOME	44,516,652
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments*	132,700,436
Foreign currencies	(1,036,873)
Foreign currency exchange contracts	(750,824)
Futures contracts	6,675,082
Options purchased	(15,525,962)
Options written	22,629,852
Swap contracts	(16,139,850)
Net realized gain	128,551,861
Net change in unrealized appreciation (depreciation) of:
Investments**	154,010,810
Foreign currencies	(11,946)
Foreign currency exchange contracts	7,968,777
Futures contracts	(2,631,254)
Options purchased	2,395,238
Options written	1,177,984
Swap contracts	15,093,985
Net change in unrealized appreciation (depreciation)	178,003,594
NET REALIZED AND UNREALIZED GAIN	306,555,455
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$351,072,107

*	Includes $49,160 foreign capital gains taxes paid.
**	Includes $12,473 change in foreign capital gain taxes accrued.
See accompanying notes, which are an integral part of the consolidated financial statements.

LVIP BlackRock Global Allocation Fund
Consolidated Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$44,516,652	$54,410,008
Net realized gain	128,551,861	74,846,519
Net change in unrealized appreciation (depreciation)	178,003,594	59,184,845
Net increase in net assets resulting from operations	351,072,107	188,441,372
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(74,358,989)	(43,913,120)
Service Class	(49,648,079)	(28,843,865)
	(124,007,068)	(72,756,985)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	107,701,216	90,261,945
Service Class	52,860,373	30,975,681
Reinvestment of dividends and distributions:
Standard Class	74,358,989	43,913,120
Service Class	49,648,079	28,843,865
	284,568,657	193,994,611
Cost of shares redeemed:
Standard Class	(250,546,406)	(202,594,652)
Service Class	(169,914,980)	(165,459,691)
	(420,461,386)	(368,054,343)
Decrease in net assets derived from capital share transactions	(135,892,729)	(174,059,732)
NET INCREASE (DECREASE) IN NET ASSETS	91,172,310	(58,375,345)
NET ASSETS:
Beginning of year	2,035,467,827	2,093,843,172
End of year	$2,126,640,137	$2,035,467,827
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund-61

LVIP BlackRock Global Allocation Fund
Consolidated Financial Highlights
Selected data for each share of the Fund outstanding throughout the period were as follows:
	LVIP BlackRock Global Allocation Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.135	$11.490	$10.396	$12.691	$12.412
Income (loss) from investment operations:
Net investment income[1]	0.295	0.330	0.303	0.176	0.143
Net realized and unrealized gain (loss)	1.958	0.774	1.104	(2.136)	0.786
Total from investment operations	2.253	1.104	1.407	(1.960)	0.929
Less dividends and distributions from:
Net investment income	(0.365)	(0.163)	(0.292)	(0.039)	(0.198)
Net realized gain	(0.460)	(0.296)	—	(0.296)	(0.452)
Return of capital	—	—	(0.021)	—	—
Total dividends and distributions	(0.825)	(0.459)	(0.313)	(0.335)	(0.650)
Net asset value, end of period	$13.563	$12.135	$11.490	$10.396	$12.691
Total return[2]	18.71%	9.51%	13.62%	(15.38% )	7.55%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,259,205	$1,194,873	$1,197,258	$1,154,002	$929,686
Ratio of expenses to average net assets	0.71%	0.71%	0.71%	0.71%	0.75% [3]
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.74%	0.74%	0.73%	0.75%	0.81%
Ratio of net investment income to average net assets	2.26%	2.70%	2.77%	1.62%	1.11% [4]
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.23%	2.67%	2.75%	1.58%	1.05%
Portfolio turnover	128%	149%	212%	144% [5]	136%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	The ratio of expenses to average net assets for the year ended December 31, 2021 excluding brokerage commissions and interest expense on securities sold short was 0.73%.
[4]	The ratio of net investment income to average net assets for the year ended December 31, 2021 excluding brokerage commissions and interest expense on securities sold short was 1.16%.
[5]	PTO excludes purchases from the in-kind and merger.
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund-62

LVIP BlackRock Global Allocation Fund
Consolidated Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout the period were as follows:
	LVIP BlackRock Global Allocation Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.131	$11.486	$10.392	$12.699	$12.416
Income (loss) from investment operations:
Net investment income[1]	0.262	0.299	0.275	0.144	0.113
Net realized and unrealized gain (loss)	1.954	0.773	1.102	(2.131)	0.788
Total from investment operations	2.216	1.072	1.377	(1.987)	0.901
Less dividends and distributions from:
Net investment income	(0.331)	(0.131)	(0.263)	(0.024)	(0.166)
Net realized gain	(0.460)	(0.296)	—	(0.296)	(0.452)
Return of capital	—	—	(0.020)	—	—
Total dividends and distributions	(0.791)	(0.427)	(0.283)	(0.320)	(0.618)
Net asset value, end of period	$13.556	$12.131	$11.486	$10.392	$12.699
Total return[2]	18.41%	9.23%	13.35%	(15.58% )	7.31%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$867,435	$840,595	$896,585	$900,405	$14
Ratio of expenses to average net assets	0.96%	0.96%	0.96%	0.96%	1.00% [3]
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.99%	0.99%	0.98%	1.00%	1.06%
Ratio of net investment income to average net assets	2.01%	2.45%	2.52%	1.37%	0.87% [4]
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.98%	2.42%	2.50%	1.33%	0.81%
Portfolio turnover	128%	149%	212%	144% [5]	136%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	The ratio of expenses to average net assets for the year ended December 31, 2021 excluding brokerage commissions and interest expense on securities sold short was 0.98%.
[4]	The ratio of net investment income to average net assets for the year ended December 31, 2021 excluding brokerage commissions and interest expense on securities sold short was 0.91%.
[5]	PTO excludes purchases from the in-kind and merger.
See accompanying notes, which are an integral part of the consolidated financial statements.
LVIP BlackRock Global Allocation Fund-63

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These consolidated financial statements and the related notes pertain to the LVIP BlackRock Global Allocation Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek high total investment return.
1. Basis for Consolidation
The Fund may invest upto 25% of its total assets in the shares of LVIP BlackRock Global Allocation Fund Cayman, Ltd., a wholly-owned subsidiary (the "Subsidiary") of the Fund formed in the Cayman Islands. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. The Subsidiary may also hold cash and invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary is not registered under the 1940 Act and not subject to all the investor protections of the 1940 Act.
The Fund consolidates its investment in the Subsidiary in these consolidated financial statements. Accordingly, the consolidated financial statements include the assets and liabilities and the results of operations of the Subsidiary. All material intercompany balances and transactions have been eliminated. As of December 31, 2025, the net assets of the Subsidiary were $65,447,023, which represented 3.08% of the Fund's net assets.
2. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts
LVIP BlackRock Global Allocation Fund-64

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 2. Significant Accounting Policies (continued)
are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Non exchange-traded options are valued at the last reported sale price.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Consolidated Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. Unfunded loan commitments are reflected as a liability on the Consolidated Statement of Net Assets.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Consolidated Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities and derivatives denominated in foreign currency, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 2. Significant Accounting Policies (continued)
the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.64% of the first $1.5 billion of the Fund’s average daily net assets; and 0.60% of the Fund’s average daily net assets in excess of $1.5 billion.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses and interest expense) exceed 0.71% of the Fund’s average daily net assets for the Standard Class and 0.96% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$399,529	$559,851	$520,673	$1,480,053
BlackRock Investment Management LLC ("Sub-Adviser") and BlackRock International Limited and BlackRock (Singapore) Limited ("Sub-Sub-Advisers") are responsible for the day-to-day management of the Fund's and the Subsidiary’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Consolidated Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$170,319
Legal	28,274
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Consolidated Statement of Operations.
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 3. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Consolidated Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $16,041 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$8,678
Management fees payable to LFI	1,135,014
Distribution fees payable to LFD	184,441
Printing and mailing fees payable to Lincoln Life	123
Shareholder servicing fees payable to Lincoln Life	52,396
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
4. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$2,233,662,984
Purchases of U.S. government securities	151,232,251
Sales other than U.S. government securities	2,436,560,735
Sales of U.S. government securities	160,986,183
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$1,668,771,250
Aggregate unrealized appreciation of investments and derivatives	$527,373,691
Aggregate unrealized depreciation of investments and derivatives	(99,009,899)
Net unrealized appreciation of investments and derivatives	$428,363,792
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g.,
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$8,811,202	$— *	$8,811,202
Austria	—	47,765	—	47,765
Belgium	—	1,080,285	—	1,080,285
Bermuda	155,959	—	—	155,959
Brazil	640,556	3,764,014	—	4,404,570
Canada	28,652,796	—	—	28,652,796
Chile	—	—	9,177	9,177
China	1,576,548	21,814,423	—	23,390,971
Colombia	122,131	—	—	122,131
Czech Republic	—	173,084	—	173,084
Denmark	168,246	6,705,797	—	6,874,043
Egypt	—	63,533	—	63,533
Finland	—	1,153,872	—	1,153,872
France	—	48,567,015	—	48,567,015
Georgia	—	65,252	—	65,252
Germany	—	12,625,632	—	12,625,632
Greece	454,960	128,227	—	583,187
Hong Kong	—	2,797,699	—	2,797,699
Hungary	—	335,719	—	335,719
India	—	2,123,583	—	2,123,583
Indonesia	—	599,289	—	599,289
Ireland	19,252,858	432,380	—	19,685,238
Israel	983,427	—	—	983,427
Italy	—	26,539,725	—	26,539,725
Japan	374,349	34,546,123	—	34,920,472
Jersey	—	123,268	—	123,268
Kazakhstan	161,104	117,301	—	278,405
Luxembourg	—	395,855	—	395,855
Macau	—	456,268	—	456,268
Malaysia	—	210,276	—	210,276
Mexico	1,503,910	1,552,104	—	3,056,014
Netherlands	738,674	23,729,994	—	24,468,668
Norway	—	614,063	—	614,063
Philippines	86,398	182,423	—	268,821
Poland	—	1,572,402	—	1,572,402
Portugal	—	119,291	—	119,291
Republic of Korea	538,689	8,483,019	—	9,021,708
Saudi Arabia	101,219	1,116,852	—	1,218,071
Singapore	—	152,092	—	152,092
South Africa	301,807	2,662,692	—	2,964,499
Spain	—	6,179,050	—	6,179,050
Sweden	275,256	2,960,742	— *	3,235,998
Switzerland	1,071,657	11,490,183	—	12,561,840
Taiwan	—	29,710,258	—	29,710,258
Thailand	17,094	420,426	—	437,520
Turkey	—	636,257	—	636,257
United Arab Emirates	159,435	765,756	— *	925,191
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
	Level 1	Level 2	Level 3	Total
United Kingdom	$1,895,942	$49,654,520	$—	$51,550,462
United States	921,061,985	1,775	6,125,907	927,189,667
Uruguay	1,260,927	—	—	1,260,927
Convertible Preferred Stocks	747,804	—	14,636,460	15,384,264
Preferred Stocks
United Kingdom	—	—	467,874	467,874
United States	1,543,884	164,471	13,927,916	15,636,271
Warrants	4,798	—	— *	4,798
Rights	—	—	16,029	16,029
Convertible Bonds	—	8,966,005	— *	8,966,005
Agency Collateralized Mortgage Obligation	—	141,270	—	141,270
Agency Commercial Mortgage-Backed Securities	—	329,362	—	329,362
Agency Mortgage-Backed Security	—	13,443,754	—	13,443,754
Corporate Bonds
Argentina	—	68,664	—	68,664
Australia	—	2,025,692	687,079	2,712,771
Austria	—	397,733	—	397,733
Brazil	—	192,785	—	192,785
British Virgin Islands	—	196,903	—	196,903
Canada	—	2,871,578	—	2,871,578
Cayman Islands	—	518,770	—	518,770
Chile	—	218,086	—	218,086
China	—	4,370	—	4,370
Colombia	—	321,128	—	321,128
Costa Rica	—	210,000	—	210,000
Czech Republic	—	512,806	—	512,806
Denmark	—	180,324	—	180,324
Finland	—	366,263	—	366,263
France	—	9,470,319	—	9,470,319
Germany	—	11,607,529	—	11,607,529
Greece	—	535,469	—	535,469
Hong Kong	—	784,117	—	784,117
India	—	618,869	—	618,869
Indonesia	—	645,070	—	645,070
Ireland	—	1,647,910	—	1,647,910
Israel	—	711,351	—	711,351
Italy	—	7,868,630	—	7,868,630
Japan	—	3,883,563	—	3,883,563
Jersey	—	1,748,172	—	1,748,172
Kuwait	—	199,563	—	199,563
Luxembourg	—	20,111,096	—	20,111,096
Macau	—	599,730	—	599,730
Malta	—	204,303	—	204,303
Mauritius	—	538,397	5,079,266	5,617,663
Mexico	—	3,354,516	—	3,354,516
Morocco	—	221,484	—	221,484
Netherlands	—	7,943,991	—	7,943,991
Peru	—	340,498	—	340,498
Portugal	—	361,773	—	361,773
Singapore	—	2,041,088	—	2,041,088
Spain	—	1,572,017	—	1,572,017
Sweden	—	1,501,411	—	1,501,411
Switzerland	—	203,113	—	203,113
Tanzania (United Republic Of)	—	199,173	—	199,173
Thailand	—	713,034	—	713,034
Turkey	—	212,654	—	212,654
United Arab Emirates	—	405,057	—	405,057
United Kingdom	—	22,092,981	—	22,092,981
United States	—	78,832,773	1,080,000	79,912,773
Uzbekistan	—	212,978	—	212,978
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
	Level 1	Level 2	Level 3	Total
Vietnam	$—	$143,286	$—	$143,286
Loan Agreements	—	61,258,667	5,044,919	66,303,586
Municipal Bonds	—	1,001,644	—	1,001,644
Non-Agency Asset-Backed Securities	—	72,797,537	1,672,502	74,470,039
Non-Agency Collateralized Mortgage Obligations	—	5,002,705	2,593,731	7,596,436
Non-Agency Commercial Mortgage-Backed Securities	—	27,660,977	—	27,660,977
Sovereign Bonds	—	69,849,739	—	69,849,739
Exchange-Traded Funds	62,053,344	—	—	62,053,344
Money Market Fund	56,755,914	—	—	56,755,914
Short-Term Investments	—	144,891,178	—	144,891,178
Options Purchased	6,429,397	197,780	—	6,627,177
Total Investments	$1,109,091,068	$910,997,592	$51,340,860	$2,071,429,520
Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$4,029,080	$—	$4,029,080
Futures Contracts	$1,430,629	$—	$—	$1,430,629
Swap Contracts	$—	$33,306,550	$—	$33,306,550
Liabilities:
Foreign Currency Exchange Contracts	$—	$(3,332,937)	$—	$(3,332,937)
Futures Contracts	$(2,919,277)	$—	$—	$(2,919,277)
Options Written	$(3,872,877)	$(1,486,250)	$—	$(5,359,127)
Swap Contracts	$—	$(6,493,174)	$(789)	$(6,493,963)

*	Includes securities that have been valued at zero on the "Consolidated Statement of Net Assets" that are considered to be Level 3 investments in this table.
As a result of utilizing International fair value pricing at December 31, 2025, a portion of the Fund's equity holdings was categorized as Level 2.
For the year ended December 31, 2025, transfers in and out of level 3 were the result of changes in the transparency of market activity (e.g., trades of the Fund’s investments, similar securities of the issuer and/or comparable securities) and observability of certain valuation inputs used by pricing services or the valuation designee, as applicable, in determining fair value. Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the reporting period.
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the year ended December 31, 2025. Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund’s securities.
Asset Type	Fair Value at December 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Common Stock	$6,135,084	Indicative Market Quote	Broker Quote	$23.00 (N/A)
		Enterprise Value	Term of Exit / Liquidity Event	0.36 - 5 yrs (0.9 yrs)
		Enterprise Value	Discount for Lack of Marketability (c)	6%-80% (17.10%)
		Enterprise Value	Expected Recovery - Discount Rate (c)	0.9932 (N/A)
		Market Comparable Companies	Enterprise Value to Revenue Multiple (b)	0.80x-7.75x (N/A)
			Volatility Percentage	56.00%-80.00% (77.83%)
Convertible Preferred Stocks	$14,636,460	Recent Transaction	Cost	#
Corporate Bonds	$6,846,345	Recent Transaction	Cost	#
		Enterprise Value	Expected Recovery - Liquidation Rate	29% (N/A)
		Income Approach	Average Yield to Maturity	9.26% (N/A)
Loan Agreements	$5,044,919	Income Approach	Average Yield to Maturity	12.27%-20.67% (15.37%)
		Market Yield Analysis	Average Yield to Maturity	8.70% (N/A)
Non-Agency Asset-Backed Securities	$1,672,502	Income Approach	Discount Rate (c)	6.79% (N/A)
Non-Agency Collateralized Mortgage Obligations	$2,593,731	Indicative Market Quote	Broker Quote	$80.60-$95.88 ($90.18)
Preferred Stock	$14,395,790	Income Approach	Discount Rate (c)	10.25% (N/A%)
		Market Comparable Companies	Enterprise Value to Revenue Multiple (b)	1.00x-12.54x (3.91x)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	13.50x (N/A)
		Market Comparable Companies	Enterprise Value to EBITDA Multiple (b)	8.25x (N/A)
		Enterprise Value	Term of Exit / Liquidity Event	1-4 yrs (2.8 yrs)
		Enterprise Value	Discount for Lack of Marketability (c)	15%(N/A)
			Volatility Percentage	40.00%-80.00% (62.00%)
Rights	$16,029	Income Approach	Discount Rate (c)	4.46% (N/A)
Total Return Swap	$(789)	Pricing Service	Previous Vendor Price	#
Warrants	$—	Recent Transaction	Last Trade	#
Total	$51,340,071
The table above excludes investments that have been deemed worthless and have been valued at zero as there are no unobservable inputs for these securities.
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service or corporate action. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable,when pricing the investments.
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LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 4. Investments (continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2024	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 12/31/25	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 12/31/25
Common Stock	$5,478,821	$—	$3,300,210	$(240,885)	$—	$—	$—	$(153,118)	$(2,249,944)	$6,135,084	$(2,549,457)
Convertible Bond	—	—	—	—	—	—	—	—	—	—	—
Convertible Preferred Stocks	7,693,290	—	—	(284,872)	—	—	—	(2,579,894)	9,807,936	14,636,460	7,510,815
Corporate Bonds	6,154,174	—	7,928,012	(5,623,341)	—	—	16,983	(233,998)	(1,395,485)	6,846,345	(1,449,167)
Loan Agreements	8,684,058	—	1,817,485	(5,896,954)	—	—	43,329	242,876	154,125	5,044,919	150,999
Non-Agency Asset-Backed Security	1,602,009	—	—	—	—	—	5,959	—	64,534	1,672,502	64,534
Non-Agency Collateralized Mortgage Obligations	2,193,548	—	1,318,774	(1,001,314)	—	—	36,092	513	46,118	2,593,731	36,500
Non-Agency Commercial Mortgage-Backed Security	777,339	—	—	—	—	(777,339)	—	—	—	—	—
Preferred Stocks	14,967,921	—	31,327	(3,569,139)	—	—	—	—	2,965,681	14,395,790	1,039,673
Rights	—	—	16,029	—	—	—	—	—	—	16,029	—
Total Return Swap (TRS) Contract	—	—	285,733	(266,984)	—	—	—	(18,750)	(789)	(789)	(789)
Warrants	6	—	—	—	—	—	—	—	(6)	—	—
Total	$47,551,166	$—	$14,697,570	$(16,883,489)	$—	(777,339)$	$102,363	$(2,742,371)	$9,392,170	$51,340,071	$4,803,108
5. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales, swaps, straddle loss deferrals, partnerships and treasury inflation-protected securities, mark-to-market adjustments on certain derivatives and passive foreign investment companies ("PFICs"), premium amortization adjustments on certain debt instruments and wholly owned subsidiary adjustments.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$124,007,068	$72,756,985
6. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$138,785,486
Undistributed long-term capital gains	818,721
Other temporary differences	(106,052,238)
Net unrealized appreciation	428,363,792
Distributable earnings/(accumulated loss)	$461,915,761
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Notes to Consolidated Financial Statements (continued)
 6. Components of Distributable Earnings on a Tax Basis (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, the Fund recorded the following permanent reclassifications primarily related to wholly owned subsidiary adjustments:
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$(15,085,172)	$15,085,172

At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
7. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	8,136,744	7,416,890
Service Class	4,021,202	2,543,535
Shares reinvested:
Standard Class	5,515,529	3,513,331
Service Class	3,686,054	2,308,063
	21,359,529	15,781,819
Shares redeemed:
Standard Class	(19,271,882)	(16,667,580)
Service Class	(13,012,996)	(13,618,709)
	(32,284,878)	(30,286,289)
Net decrease	(10,925,349)	(14,504,470)
8. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
9. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their
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Notes to Consolidated Financial Statements (continued)
 9. Derivatives (continued)
contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the year ended December 31, 2025, the Fund entered into foreign currency exchange contracts to fix the U.S. dollar value of a security between trade date and settlement date and to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to facilitate investments in portfolio securities.
Options Contracts–During the year ended December 31, 2025, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the year ended December 31, 2025, the Fund used options contracts, including swaptions, to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions; to manage the Fund’s exposure to changes in foreign currencies; to adjust the Fund’s overall exposure to certain markets; to generate income; to protect the value of portfolio securities; as a cash management tool; to purchase the underlying security for the Fund at a price lower than the current market value of the security by selling put options; to facilitate investments in portfolio securities; to offset capital losses and to receive premiums for writing options.
Swap Contracts–The Fund enters into CDS contracts, total return swap contracts, inflation swap contracts, interest rate swap contracts and CFDs in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event (including single name, baskets, and systemic), to enhance total return or to gain exposure to certain securities or markets. The Fund may also use total return swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms and to gain exposure to markets the Fund invests in. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may use interest rate swaps to manage the Fund’s sensitivity to interest rates or hedge against changes in interest rates.
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Notes to Consolidated Financial Statements (continued)
 9. Derivatives (continued)
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, trading these instruments through a central counterparty.
During the year ended December 31, 2025, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the year ended December 31, 2025, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
As disclosed in the Consolidated Statement of Net Assets, at December 31, 2025, the notional value of the protection sold was USD 16,554,905 and EUR 12,948,675, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event occurs, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. At December 31, 2025, net unrealized appreciation of the protection sold was $862,534.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the year ended December 31, 2025, the Fund used CDS contracts to gain exposure to certain securities or markets; to enhance total return and to hedge against credit events.
Total Return Swaps- Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.
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Notes to Consolidated Financial Statements (continued)
 9. Derivatives (continued)
The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the total return swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the year ended December 31, 2025, the Fund used total return swap contracts to gain exposure to markets the Fund invests in.
Inflation Swap- Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as the Secured Overnight Financing Rate (SOFR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated, for bilateral swap contracts, by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the year ended December 31, 2025, the Fund used inflation swaps to hedge the inflation risks in nominal bonds (i.e., non-inflation-protected bonds) thereby creating "synthetic" inflation-indexed bonds.
Contracts for Difference — The Fund may enter into CFDs. CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded over-the-counter. CFDs are not registered with the U.S. Securities and Exchange Commission or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.
CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Consolidated Statement of Operations. Periodic payments made or received are recorded as realized gains or losses.
During the year ended December 31, 2025, the Fund used contracts for difference to obtain short exposure and to gain exposure to certain securities or markets.
Currency Swaps: The Portfolio may enter into currency swap agreements to gain or mitigate exposure to currency risk. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.
During the year ended December 31, 2025, the Fund used currency swaps to protect against currency fluctuations.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Consolidated Statement of Net Assets.
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Notes to Consolidated Financial Statements (continued)
 9. Derivatives (continued)
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Net Assets Location	Fair Value	Consolidated Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$4,029,080	Receivables and other assets net of liabilities	$(3,332,937)
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	695,671	Receivables and other assets net of liabilities	(1,010,342)
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	734,958	Receivables and other assets net of liabilities	(1,908,935)
Options purchased (Equity contracts)	Receivables and other assets net of liabilities	6,429,398	Receivables and other assets net of liabilities	—
Options purchased (Currency contracts)	Receivables and other assets net of liabilities	58,348	Receivables and other assets net of liabilities	—
Options purchased (Interest rate contracts)	Receivables and other assets net of liabilities	139,431	Receivables and other assets net of liabilities	—
Options written (Equity contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(3,872,876)
Options written (Currency contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(240,570)
Options written (Interest rate contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(1,245,681)
Swap contracts (Equity contracts)	Receivables and other assets net of liabilities	1,310,800	Receivables and other assets net of liabilities	(1,177,327)
Swap contracts (Credit contracts)	Receivables and other assets net of liabilities	966,345	Receivables and other assets net of liabilities	(381,292)
Swap contracts (Interest rate contracts & Inflation contracts)	Receivables and other assets net of liabilities	31,029,405	Receivables and other assets net of liabilities	(4,935,344)
Total		$45,393,436		$(18,105,304)
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Notes to Consolidated Financial Statements (continued)
 9. Derivatives (continued)
The effect of derivative instruments on the Consolidated Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(750,824)	$7,968,777
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	20,169,935	(2,643,477)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(13,494,853)	12,223
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(11,902,466)	2,074,723
Options purchased (Currency contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(1,220,621)	(23,719)
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(2,402,875)	344,234
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	16,410,989	768,711
Options written (Currency contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	1,037,350	(7,918)
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	5,181,513	417,191
Swap contracts (Equity contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(14,150,963)	(573,482)
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	333,813	295,169
Swap contracts (Interest rate contracts & Inflation contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(2,322,700)	15,372,298
Total		$(3,111,702)	$24,004,730
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$528,884,593	$177,354,384
Futures contracts (average notional value)	470,874,526	521,654,057
Options contracts (average value)	6,933,681	6,032,152
CDS contracts (average notional value)*	20,976,228	17,489,723
Interest rate swap contracts (average notional value)**	1,223,494,271	462,147,975
Total return swap contracts (average notional value)	8,012,493	7,091,553
Contracts for difference swap contract (average notional volume)	51,585	794,736

*Long represents buying protection and short represents selling protection.
**Long represents paying floating interest payments and short represent receiving floating interest payments.
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Notes to Consolidated Financial Statements (continued)
 9. Derivatives (continued)
At December 31, 2025, the Fund posted securities collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
Bank of America N.A.	$1,028,000
BNP Paribas SA	431,000
Citigroup Global Markets	2,740,000
Deutsche Bank	210,000
Goldman Sachs International	386,000
Hong Kong Shanghai Bank	10,000
JPMorgan Chase Bank	526,000
Morgan Stanley & Co. International	90,000
Total	$5,421,000
At December 31, 2025, the Fund received cash collateral and securities collateral (comprised of U.S. treasury securities) for certain open bilateral derivatives as follows:
Broker	Cash Collateral	Securities Collateral
Barclays Bank	$—	$82,512
Societe Generale	160,000	—
UBS AG	—	21,925
Total	$160,000	$104,437
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Net Assets.
At December 31, 2025, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$150,260	$(1,112,580)	$(962,320)
Bank of New York Mellon	73,572	(254)	73,318
Barclays Bank PLC	174,727	(89,798)	84,929
BNP Paribas SA	101,998	(712,122)	(610,124)
Citigroup Global Markets	1,538,380	(1,144,985)	393,395
Deutsche Bank	267,585	(2,024,733)	(1,757,148)
Goldman Sachs International	343,773	(815,432)	(471,659)
Hong Kong Shanghai Bank	52,578	(32,297)	20,281
Imperial Bank of Canada	383,140	(940)	382,200
JPMorgan Chase Bank	492,263	(1,017,871)	(525,608)
Morgan Stanley & Co.	222,223	(484,102)	(261,879)
Royal bank of Canada	109,428	—	109,428
Societe Generale	519,291	(59,244)	460,047
Standard Chartered Bank	90,002	(218,038)	(128,036)
UBS AG	1,207,625	(40,459)	1,167,166
Total	$5,726,845	$(7,752,855)	$(2,026,010)

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Notes to Consolidated Financial Statements (continued)
 9. Derivatives (continued)
Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	$(962,320)	$—	$—	$—	$962,320	$—
Bank of New York Mellon	73,318	—	—	—	—	73,318
Barclays Bank PLC	84,929	(82,512)	—	—	—	2,417
BNP Paribas SA	(610,124)	—	—	—	431,000	(179,124)
Citigroup Global Markets	393,395	—	—	—	—	393,395
Deutsche Bank	(1,757,148)	—	—	—	210,000	(1,547,148)
Goldman Sachs International	(471,659)	—	—	—	386,000	(85,659)
Hong Kong Shanghai Bank	20,281	—	—	—	10,000	30,281
Imperial Bank of Canada	382,200	—	—	—	—	382,200
JPMorgan Chase Bank	(525,608)	—	—	—	525,608	—
Morgan Stanley & Co.	(261,879)	—	—	—	90,000	(171,879)
Royal bank of Canada	109,428	—	—	—	—	109,428
Societe Generale	460,047	—	(160,000)	—	—	300,047
Standard Chartered Bank	(128,036)	—	—	—	—	(128,036)
UBS AG	1,167,166	(21,925)	—	—	—	1,145,241
Total	$(2,026,010)	$(104,437)	$(160,000)	$—	$2,614,928	$324,481

[1]	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
10. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
LVIP BlackRock Global Allocation Fund-80

LVIP BlackRock Global Allocation Fund
Notes to Consolidated Financial Statements (continued)
 10. Risk Factors (continued)
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 2. Restricted securities have been identified on the Consolidated Statement of Net Assets.
11. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
12. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
13. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Global Allocation Fund-81

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP BlackRock Global Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of net assets of LVIP BlackRock Global Allocation Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended and its consolidated financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP BlackRock Global Allocation Fund–82

LVIP BlackRock Global Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP BlackRock Global Allocation Managed Risk Fund

LVIP BlackRock Global Allocation Managed Risk Fund
Schedule of Investments
December 31, 2025

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–96.93%
INVESTMENT COMPANY–96.93%
Global Multi-Asset Fund–96.93%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Allocation Fund	44,743,630	$606,857,859
Total Affiliated Investment (Cost $449,360,698)		606,857,859

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENT–2.91%
INVESTMENT COMPANY–2.91%
Money Market Fund–2.91%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	18,175,327	$18,175,327
Total Unaffiliated Investment (Cost $18,175,327)		18,175,327

TOTAL INVESTMENTS–99.84% (Cost $467,536,025)	625,033,186
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	1,029,839
NET ASSETS APPLICABLE TO 49,238,999 SHARES OUTSTANDING–100.00%	$626,063,025

✧✧Standard Class shares.

The following futures contracts were outstanding at December 31, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
6	CME Australian Dollar Currency Futures	$400,380	$398,465	3/16/26	$1,915	$—
11	CME British Pound Currency Futures	925,237	915,346	3/16/26	9,891	—
16	CME Euro Foreign Exchange Currency Futures	2,356,000	2,339,273	3/16/26	16,727	—
15	CME Japanese Yen Currency Futures	1,203,469	1,206,275	3/16/26	—	(2,806)
					28,533	(2,806)
Equity Contracts:
38	CME E-mini S&P 500 Index Futures	13,095,750	13,088,711	3/20/26	7,039	—
3	CME E-mini S&P MidCap 400 Index Futures	997,560	1,012,982	3/20/26	—	(15,422)
40	Eurex EURO STOXX 50 Futures	2,745,737	2,708,394	3/20/26	37,343	—
8	FTSE 100 Index Futures	1,071,998	1,050,975	3/20/26	21,023	—
6	OML Stockholm OMXS30 Index Futures	188,688	184,254	1/16/26	4,434	—
3	SFE S&P ASX Share Price Index 200 Futures	434,244	432,144	3/19/26	2,100	—
6	TSE TOPIX Futures	1,307,520	1,297,949	3/12/26	9,571	—
					81,510	(15,422)
Total Futures Contracts					$110,043	$(18,228)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.
Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
LVIP BlackRock Global Allocation Managed Risk Fund-1

LVIP BlackRock Global Allocation Managed Risk Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund-2

LVIP BlackRock Global Allocation Managed Risk Fund
Statement of Assets and Liabilities
December 31, 2025
ASSETS:
Affiliated investments, at value	$606,857,859
Unaffiliated investments, at value	18,175,327
Cash collateral held at broker for futures contracts	1,378,938
Receivable for fund shares sold	670,320
Receivable for securities sold	236,388
Dividends and interest receivable	58,298
Prepaid expenses	2,287
TOTAL ASSETS	627,379,417
LIABILITIES:
Payable for fund shares redeemed	914,018
Due to manager and affiliates	242,320
Variation margin due to broker on futures contracts	121,374
Payable for audit fee	17,071
Payable for fund accounting fee	13,832
Other accrued expenses payable	7,777
TOTAL LIABILITIES	1,316,392
TOTAL NET ASSETS	$626,063,025
Affiliated investments, at cost	$449,360,698
Unaffiliated investments, at cost	18,175,327
Standard Class:
Net Assets	$70,191
Shares Outstanding	5,479
Net Asset Value Per Share	$12.810
Service Class:
Net Assets	$625,992,834
Shares Outstanding	49,233,520
Net Asset Value Per Share	$12.715
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$524,455,278
Distributable earnings/(accumulated loss)	101,607,747
TOTAL NET ASSETS	$626,063,025
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund-3

LVIP BlackRock Global Allocation Managed Risk Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends from affiliated investments	$15,861,593
Dividends from unaffiliated investments	979,698
16,841,291
EXPENSES:
Distribution fees-Service Class	2,195,240
Management fees	940,931
Shareholder servicing fees	181,913
Accounting and administration expenses	99,820
Professional fees	50,302
Trustees’ fees and expenses	18,292
Reports and statements to shareholders	16,176
Consulting fees	7,877
Custodian fees	7,831
Pricing fees	2,869
Other	87,841
3,609,092
Less:
Management fees waived	(470,466)
Total operating expenses	3,138,626
NET INVESTMENT INCOME	13,702,665
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	17,520,483
Distributions from affiliated investment companies	20,254,035
Foreign currencies	(7,604)
Futures contracts	(5,017,177)
Net realized gain	32,749,737
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	49,498,452
Foreign currencies	13,686
Futures contracts	755,045
Net change in unrealized appreciation (depreciation)	50,267,183
NET REALIZED AND UNREALIZED GAIN	83,016,920
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$96,719,585
See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$13,702,665	$5,838,586
Net realized gain	32,749,737	35,042,669
Net change in unrealized appreciation (depreciation)	50,267,183	19,618,577
Net increase in net assets resulting from operations	96,719,585	60,499,832
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(3,671)	(2,747)
Service Class	(30,951,756)	(20,291,706)
	(30,955,427)	(20,294,453)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	863	644
Service Class	13,481,545	11,751,205
Reinvestment of dividends and distributions:
Standard Class	3,671	2,747
Service Class	30,951,756	20,291,706
	44,437,835	32,046,302
Cost of shares redeemed:
Standard Class	(21,851)	(4,377)
Service Class	(126,873,403)	(118,565,645)
	(126,895,254)	(118,570,022)
Decrease in net assets derived from capital share transactions	(82,457,419)	(86,523,720)
NET DECREASE IN NET ASSETS	(16,693,261)	(46,318,341)
NET ASSETS:
Beginning of year	642,756,286	689,074,627
End of year	$626,063,025	$642,756,286
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund-4

LVIP BlackRock Global Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Allocation Managed Risk Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.537	$10.905	$10.027	$12.585	$12.272
Income (loss) from investment operations:
Net investment income[1]	0.313	0.141	0.253	0.027	0.171
Net realized and unrealized gain (loss)	1.665	0.906	0.916	(2.266)	0.778
Total from investment operations	1.978	1.047	1.169	(2.239)	0.949
Less dividends and distributions from:
Net investment income	(0.705)	(0.415)	(0.273)	(0.319)	(0.636)
Return of capital	—	—	(0.018)	—	—
Total dividends and distributions	(0.705)	(0.415)	(0.291)	(0.319)	(0.636)
Net asset value, end of period	$12.810	$11.537	$10.905	$10.027	$12.585
Total return[2]	17.11%	9.60%	11.65%	(17.78% )	7.74%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$70	$79	$76	$70	$90
Ratio of expenses to average net assets[3]	0.15%	0.15%	0.14%	0.14%	0.13%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.23%	0.23%	0.22%	0.22%	0.21%
Ratio of net investment income to average net assets	2.53%	1.21%	2.43%	0.25%	1.33%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.45%	1.13%	2.35%	0.17%	1.25%
Portfolio turnover	7%	4%	3%	3%	6%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund-5

LVIP BlackRock Global Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Allocation Managed Risk Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.455	$10.828	$9.959	$12.498	$12.190
Income (loss) from investment operations:
Net investment income (loss)[1]	0.268	0.099	0.215	(0.011)	0.124
Net realized and unrealized gain (loss)	1.650	0.899	0.906	(2.248)	0.773
Total from investment operations	1.918	0.998	1.121	(2.259)	0.897
Less dividends and distributions from:
Net investment income	(0.658)	(0.371)	(0.234)	(0.280)	(0.589)
Return of capital	—	—	(0.018)	—	—
Total dividends and distributions	(0.658)	(0.371)	(0.252)	(0.280)	(0.589)
Net asset value, end of period	$12.715	$11.455	$10.828	$9.959	$12.498
Total return[2]	16.72%	9.22%	11.25%	(18.06% )	7.36%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$625,993	$642,677	$688,999	$709,931	$955,379
Ratio of expenses to average net assets[3]	0.50%	0.50%	0.49%	0.49%	0.48%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.58%	0.58%	0.57%	0.57%	0.56%
Ratio of net investment income (loss) to average net assets	2.18%	0.86%	2.08%	(0.10% )	0.98%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	2.10%	0.78%	2.00%	(0.18% )	0.90%
Portfolio turnover	7%	4%	3%	3%	6%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund-6

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Global Allocation Managed Risk Fund(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, primarily the LVIP BlackRock Global Allocation Fund (collectively, the "Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation ("LFI"). The LVIP BlackRock Global Allocation Fund, which is sub-advised by an unaffiliated sub-adviser, invests primarily in a portfolio of equity, debt and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that  invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –  The Fund values Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP BlackRock Global Allocation Managed Risk Fund-7

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.15% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.075% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly. The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Fund's managed risk strategy. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$52,111
Legal	8,630
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $6,305 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$40,011
Distribution fees payable to LFD	186,695
Printing and mailing fees payable to Lincoln Life	143
Shareholder servicing fees payable to Lincoln Life	15,471
LVIP BlackRock Global Allocation Managed Risk Fund-8

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the year ended December 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/25	Number of Shares 12/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-96.93%@
Global Multi-Asset Fund-96.93%@
✧✧LVIP BlackRock Global Allocation Fund	$623,002,877	$44,710,275	$128,020,314	$17,520,483	$49,498,452	$146,086	$606,857,859	44,743,630	$15,861,593	$20,254,035

@ As a percentage of Net Assets as of December 31, 2025.
✧✧ Standard Class shares.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$44,710,275
Sales	128,020,314
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$467,656,365
Aggregate unrealized appreciation of investments and derivatives	$157,558,313
Aggregate unrealized depreciation of investments and derivatives	(164,314)
Net unrealized appreciation of investments and derivatives	$157,393,999
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP BlackRock Global Allocation Managed Risk Fund-9

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$606,857,859	$—	$—	$606,857,859
Unaffiliated Investment Company	18,175,327	—	—	18,175,327
Total Investments	$625,033,186	$—	$—	$625,033,186
Derivatives:
Assets:
Futures Contracts	$110,043	$—	$—	$110,043
Liabilities:
Futures Contracts	$(18,228)	$—	$—	$(18,228)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to wash sale and straddle loss deferrals, mark-to-market adjustments on certain derivatives.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$30,955,427	$20,294,453
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$3,438,132
Capital loss carryforward	(59,208,278)
Other temporary differences	(16,106)
Net unrealized appreciation	157,393,999
Distributable earnings/(accumulated loss)	$101,607,747
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
As of December 31, 2025, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$43,914,990	$15,293,288	$59,208,278
In 2025, the Fund utilized $13,256,275 of capital loss carryforwards.
LVIP BlackRock Global Allocation Managed Risk Fund-10

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	69	55
Service Class	1,105,446	1,015,076
Shares reinvested:
Standard Class	285	238
Service Class	2,421,484	1,771,737
	3,527,284	2,787,106
Shares redeemed:
Standard Class	(1,735)	(374)
Service Class	(10,395,818)	(10,312,980)
	(10,397,553)	(10,313,354)
Net decrease	(6,870,269)	(7,526,248)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
LVIP BlackRock Global Allocation Managed Risk Fund-11

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$81,510	Variation margin due to broker on futures contracts	$(15,422)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	28,533	Variation margin due to broker on futures contracts	(2,806)
Total		$110,043		$(18,228)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(4,226,158)	$613,047
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(791,019)	141,998
Total		$(5,017,177)	$755,045
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$24,251,759	$—
9. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP BlackRock Global Allocation Managed Risk Fund-12

LVIP BlackRock Global Allocation Managed Risk Fund
Notes to Financial Statements (continued)
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. The Fund invests primarily in other regulated investment companies and management of the Fund has evaluated the impact of the adoption of ASU 2023-09. For the current reporting period, the Fund did not incur material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in these financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Global Allocation Managed Risk Fund-13

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP BlackRock Global Allocation Managed Risk Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of LVIP BlackRock Global Allocation Managed Risk Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP BlackRock Global Allocation Managed Risk Fund–14

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.86%
Equity Funds–49.55%
iShares Core S&P 500 ETF	143,844	$98,524,509
iShares Core S&P Mid-Cap ETF	330,271	21,797,886
iShares Edge MSCI Min Vol USA ETF	862,089	81,174,300
iShares Russell 2000 ETF	95,853	23,595,175
		225,091,870
Fixed Income Funds–28.69%
iShares Broad USD Investment Grade Corporate Bond ETF	421,360	21,813,807
iShares Core U.S. Aggregate Bond ETF	647,961	64,718,345
iShares Core U.S. Treasury Bond ETF	947,954	21,826,641
iShares MBS ETF	230,850	21,981,537
		130,340,330
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–18.40%
iShares Edge MSCI Min Vol EAFE ETF	668,371	$57,646,999
iShares Edge MSCI Min Vol Emerging Markets ETF	405,198	25,948,880
		83,595,879
Money Market Fund–3.22%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	14,638,589	14,638,589
		14,638,589
Total Investment Companies (Cost $311,678,259)		453,666,668

TOTAL INVESTMENTS–99.86% (Cost $311,678,259)	453,666,668
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.14%	654,657
NET ASSETS APPLICABLE TO 33,577,117 SHARES OUTSTANDING–100.00%	$454,321,325
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL GROWTH ETF ALLOCATION MANAGED RISK FUND STANDARD CLASS ($66,892,803 / 4,936,957 Shares)	$13.549
NET ASSET VALUE PER SHARE–LVIP BLACKROCK GLOBAL GROWTH ETF ALLOCATION MANAGED RISK FUND SERVICE CLASS ($387,428,522 / 28,640,160 Shares)	$13.527
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$363,222,805
Distributable earnings/(accumulated loss)	91,098,520
TOTAL NET ASSETS	$454,321,325

★Includes $967,142 cash collateral held at broker for futures contracts, $121,881 payable for fund shares redeemed, $7,193 other accrued expenses payable, $221,787 due to manager and affiliates, $99,620 variation margin due to broker on futures contracts, $17,071 payable for audit fee and $14,814 payable for fund accounting fee as of December 31, 2025.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-1

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at December 31, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
3	CME Australian Dollar Currency Futures	$200,190	$199,241	3/16/26	$949	$—
5	CME British Pound Currency Futures	420,563	416,067	3/16/26	4,496	—
7	CME Euro Foreign Exchange Currency Futures	1,030,750	1,023,432	3/16/26	7,318	—
6	CME Japanese Yen Currency Futures	481,387	482,509	3/16/26	—	(1,122)
					12,763	(1,122)
Equity Contracts:
9	CME E-mini Russell 2000 Index Futures	1,124,100	1,158,007	3/20/26	—	(33,907)
23	CME E-mini S&P 500 Index Futures	7,926,376	7,922,113	3/20/26	4,263	—
6	CME E-mini S&P MidCap 400 Index Futures	1,995,120	2,026,054	3/20/26	—	(30,934)
18	Eurex EURO STOXX 50 Futures	1,235,582	1,218,778	3/20/26	16,804	—
4	FTSE 100 Index Futures	535,999	525,488	3/20/26	10,511	—
14	ICE U.S. MSCI Emerging Markets Index Futures	987,980	967,920	3/20/26	20,060	—
3	OML Stockholm OMXS30 Index Futures	94,343	92,127	1/16/26	2,216	—
1	SFE S&P ASX Share Price Index 200 Futures	144,748	144,131	3/19/26	617	—
3	TSE TOPIX Futures	653,760	648,879	3/12/26	4,881	—
					59,352	(64,841)
Total Futures Contracts					$72,115	$(65,963)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-2

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$11,363,162
EXPENSES:
Distribution fees-Service Class	1,346,163
Management fees	1,117,973
Shareholder servicing fees	129,685
Accounting and administration expenses	84,515
Professional fees	46,298
Trustees’ fees and expenses	12,941
Custodian fees	11,428
Reports and statements to shareholders	10,945
Consulting fees	8,118
Pricing fees	2,397
Other	15,611
2,786,074
Less:
Management fees waived	(22,360)
Total operating expenses	2,763,714
NET INVESTMENT INCOME	8,599,448
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	11,275,696
Foreign currencies	(1,080)
Futures contracts	(3,677,713)
Net realized gain	7,596,903
Net change in unrealized appreciation (depreciation) of:
Investments	29,288,852
Foreign currencies	4,733
Futures contracts	535,577
Net change in unrealized appreciation (depreciation)	29,829,162
NET REALIZED AND UNREALIZED GAIN	37,426,065
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$46,025,513
See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,599,448	$8,805,993
Net realized gain	7,596,903	19,344,439
Net change in unrealized appreciation (depreciation)	29,829,162	18,874,189
Net increase in net assets resulting from operations	46,025,513	47,024,621
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(2,877,997)	(1,498,051)
Service Class	(15,740,626)	(8,304,080)
	(18,618,623)	(9,802,131)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,409,279	4,343,107
Service Class	17,042,744	10,436,246
Reinvestment of dividends and distributions:
Standard Class	2,877,997	1,498,051
Service Class	15,740,626	8,304,080
	41,070,646	24,581,484
Cost of shares redeemed:
Standard Class	(5,758,737)	(4,284,276)
Service Class	(54,776,426)	(59,149,187)
	(60,535,163)	(63,433,463)
Decrease in net assets derived from capital share transactions	(19,464,517)	(38,851,979)
NET INCREASE (DECREASE) IN NET ASSETS	7,942,373	(1,629,489)
NET ASSETS:
Beginning of year	446,378,952	448,008,441
End of year	$454,321,325	$446,378,952
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-3

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.735	$11.749	$10.747	$13.578	$12.586
Income (loss) from investment operations:
Net investment income[1]	0.296	0.281	0.242	0.182	0.161
Net realized and unrealized gain (loss)	1.122	1.030	1.014	(2.429)	1.426
Total from investment operations	1.418	1.311	1.256	(2.247)	1.587
Less dividends and distributions from:
Net investment income	(0.295)	(0.296)	(0.254)	(0.181)	(0.171)
Net realized gain	(0.309)	(0.029)	—	(0.403)	(0.424)
Total dividends and distributions	(0.604)	(0.325)	(0.254)	(0.584)	(0.595)
Net asset value, end of period	$13.549	$12.735	$11.749	$10.747	$13.578
Total return[2]	11.17%	11.17%	11.68%	(16.52% )	12.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$66,893	$60,575	$54,324	$47,102	$51,501
Ratio of expenses to average net assets[3]	0.32%	0.32%	0.32%	0.31%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.33%	0.33%	0.33%	0.32%	0.31%
Ratio of net investment income to average net assets	2.22%	2.23%	2.16%	1.55%	1.21%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.21%	2.22%	2.15%	1.54%	1.20%
Portfolio turnover	7%	6%	4%	5%	6%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-4

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.717	$11.731	$10.732	$13.557	$12.569
Income (loss) from investment operations:
Net investment income[1]	0.248	0.236	0.202	0.141	0.114
Net realized and unrealized gain (loss)	1.118	1.028	1.009	(2.424)	1.423
Total from investment operations	1.366	1.264	1.211	(2.283)	1.537
Less dividends and distributions from:
Net investment income	(0.247)	(0.249)	(0.212)	(0.139)	(0.125)
Net realized gain	(0.309)	(0.029)	—	(0.403)	(0.424)
Total dividends and distributions	(0.556)	(0.278)	(0.212)	(0.542)	(0.549)
Net asset value, end of period	$13.527	$12.717	$11.731	$10.732	$13.557
Total return[2]	10.78%	10.79%	11.29%	(16.81% )	12.31%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$387,428	$385,804	$393,684	$387,868	$500,084
Ratio of expenses to average net assets[3]	0.67%	0.67%	0.67%	0.66%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.68%	0.68%	0.68%	0.67%	0.66%
Ratio of net investment income to average net assets	1.87%	1.88%	1.81%	1.20%	0.86%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.86%	1.87%	1.80%	1.19%	0.85%
Portfolio turnover	7%	6%	4%	5%	6%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-5

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (the “Fund”).  The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln  Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs (collectively,  the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded  futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at http://www.sec.gov.
The Fund’s investment objective is to seek a balance between current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-6

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.
Milliman Financial Risk Management LLC (“Milliman”) is responsible for managing the Fund’s managed risk strategy. For these services, LFI, not the Fund, pays Milliman a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$36,981
Legal	6,135
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,091 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-7

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$94,876
Distribution fees payable to LFD	115,681
Shareholder servicing fees payable to Lincoln Life	11,230
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$31,091,366
Sales	65,094,862
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$319,262,738
Aggregate unrealized appreciation of investments and derivatives	$141,420,432
Aggregate unrealized depreciation of investments and derivatives	(7,008,391)
Net unrealized appreciation of investments and derivatives	$134,412,041
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-8

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$453,666,668	$—	$—	$453,666,668
Derivatives:
Assets:
Futures Contracts	$72,115	$—	$—	$72,115
Liabilities:
Futures Contracts	$(65,963)	$—	$—	$(65,963)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales, mark-to-market adjustments on certain derivatives and outstanding straddle loss deferrals.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$18,618,623	$9,802,131
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$8,743,978
Undistributed long-term capital gains	3,608,405
Other temporary differences	(55,665,904)
Net unrealized appreciation	134,412,041
Distributable earnings/(accumulated loss)	$91,098,520
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	404,537	347,456
Service Class	1,289,553	826,420
Shares reinvested:
Standard Class	211,545	118,157
Service Class	1,160,695	655,798
	3,066,330	1,947,831
Shares redeemed:
Standard Class	(435,573)	(333,088)
Service Class	(4,147,550)	(4,704,206)
	(4,583,123)	(5,037,294)
Net decrease	(1,516,793)	(3,089,463)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-9

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$59,352	Receivables and other assets net of liabilities	$(64,841)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	12,763	Receivables and other assets net of liabilities	(1,122)
Total		$72,115		$(65,963)
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-10

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(3,253,765)	$476,096
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(423,948)	59,481
Total		$(3,677,713)	$535,577
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$15,948,635	$—
9. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. The Fund invests primarily in other regulated investment companies and management of the Fund has evaluated the impact of the adoption of ASU 2023-09. For the current reporting period, the Fund did not incur material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in these financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-11

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund-12

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–13

LVIP BlackRock Inflation Protected Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP BlackRock Inflation Protected Bond Fund

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets
December 31, 2025

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.49%
•Federal Home Loan Mortgage Corp. REMICS
Series 5468 Class WF 4.97% (30 day USD SOFR Average + 1.10%) 11/25/54	418,834	$419,331
Series 5478 Class FD 5.27% (30 day USD SOFR Average + 1.40%) 2/25/54	300,900	303,015
Series 5479 Class FB 5.27% (30 day USD SOFR Average + 1.40%) 12/25/54	168,687	169,789
Series 5482 Class FB 5.37% (30 day USD SOFR Average + 1.50%) 12/25/54	492,058	496,400
Series 5500 Class DF 5.22% (30 day USD SOFR Average + 1.35%) 10/25/54	369,781	371,000
Series 5508 Class FE 5.47% (30 day USD SOFR Average + 1.60%) 2/25/55	417,115	421,803
Series 5513 Class FD 5.22% (30 day USD SOFR Average + 1.35%) 1/25/55	3,792,870	3,816,382
Series 5515 Class FB 5.27% (30 day USD SOFR Average + 1.40%) 3/25/55	207,002	208,464
Series 5516 Class FC 5.27% (30 day USD SOFR Average + 1.40%) 3/25/55	7,066,414	7,109,777
Series 5539 Class FC 5.37% (30 day USD SOFR Average + 1.50%) 5/25/55	277,624	280,071
Series 5543 Class FC 5.37% (30 day USD SOFR Average + 1.50%) 6/25/55	212,690	214,153
Series 5543 Class FG 5.37% (30 day USD SOFR Average + 1.50%) 6/25/55	214,632	216,525
Series 5543 Class FM 5.37% (30 day USD SOFR Average + 1.50%) 6/25/55	284,507	287,015
Series 5563 Class FA 5.22% (30 day USD SOFR Average + 1.35%) 8/25/55	465,181	467,730
Series 5570 Class FA 5.27% (30 day USD SOFR Average + 1.40%) 5/25/55	305,223	307,406
•Federal National Mortgage Association REMICS
Series 2024-88 Class FC 5.27% (30 day USD SOFR Average + 1.40%) 12/25/54	344,525	346,757
Series 2024-95 Class FC 5.27% (30 day USD SOFR Average + 1.40%) 12/25/54	81,722	82,279
Series 2025-13 Class FB 5.17% (30 day USD SOFR Average + 1.30%) 3/25/55	407,405	409,552
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Federal National Mortgage Association REMICS (continued)
Series 2025-18 Class FH 5.27% (30 day USD SOFR Average + 1.40%) 8/25/54	145,238	$146,228
Series 2025-2 Class FG 5.32% (30 day USD SOFR Average + 1.45%) 2/25/55	505,432	509,551
Series 2025-35 Class FJ 5.47% (30 day USD SOFR Average + 1.60%) 5/25/55	334,252	337,103
Series 2025-42 Class FA 5.37% (30 day USD SOFR Average + 1.50%) 6/25/55	201,161	202,913
Series 2025-42 Class FE 5.42% (30 day USD SOFR Average + 1.55%) 6/25/55	366,692	370,304
Total Agency Collateralized Mortgage Obligations (Cost $17,428,229)		17,493,548
AGENCY MORTGAGE-BACKED SECURITIES–4.72%
Uniform Mortgage-Backed Security, TBA
3.50% 1/1/56	400,000	369,766
3.50% 2/1/56	19,015,000	17,518,311
5.00% 1/1/55	12,331,000	12,296,319
5.50% 1/1/55	24,764,236	25,110,504
Total Agency Mortgage-Backed Securities (Cost $55,038,028)		55,294,900
ΔCORPORATE BONDS–0.46%
United States–0.46%
AEP Texas, Inc. 5.70% 5/15/34	805,000	839,091
Cheniere Energy Partners LP 5.75% 8/15/34	980,000	1,023,236
Diamondback Energy, Inc. 5.40% 4/18/34	1,740,000	1,781,628
Energy Transfer LP 5.60% 9/1/34	825,000	849,021
Vistra Operations Co. LLC 6.00% 4/15/34	875,000	920,791
Total Corporate Bonds (Cost $5,278,664)		5,413,767
NON-AGENCY ASSET-BACKED SECURITIES–2.54%
AMSR Trust
Series 2022-SFR1 Class E1 4.39% 3/17/39	2,500,000	2,478,572
Series 2022-SFR3 Class D 4.00% 10/17/39	2,180,000	2,142,824
Enterprise Fleet Financing LLC Series 2025-4 Class A4 4.28% 6/20/32	508,000	509,741
LVIP BlackRock Inflation Protected Bond Fund-1

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
FirstKey Homes Trust
Series 2022-SFR1 Class E1 5.00% 5/19/39	2,500,000	$2,497,006
Series 2022-SFR1 Class E2 5.00% 5/19/39	2,500,000	2,493,109
Foundation Finance Trust Series 2025-3A Class A 4.56% 8/15/52	634,412	636,099
New Residential Mortgage Loan Trust Series 2022-SFR2 Class D 4.00% 9/4/39	2,210,000	2,172,053
Progress Residential Trust
Series 2021-SFR8 Class E1 2.38% 10/17/38	2,500,000	2,451,454
Series 2022-SFR3 Class E2 5.60% 4/17/39	968,000	968,379
Series 2022-SFR4 Class D 5.59% 5/17/41	2,500,000	2,511,869
Series 2022-SFR5 Class D 5.73% 6/17/39	2,500,000	2,515,407
Series 2022-SFR6 Class D 6.04% 7/20/39	2,150,000	2,169,523
Series 2022-SFR7 Class D 5.50% 10/27/39	1,615,000	1,621,290
Tricon Residential Trust
Series 2022-SFR1 Class E1 5.34% 4/17/39	1,500,000	1,499,184
Series 2022-SFR1 Class E2 5.74% 4/17/39	600,000	602,229
Series 2022-SFR2 Class D 6.23% 7/17/40	2,500,000	2,561,838
Total Non-Agency Asset-Backed Securities (Cost $28,942,184)		29,830,577
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.01%
ABN AMRO Mortgage Corp. Series 2003-4 Class A4 5.50% 3/25/33	2,683	2,653
φAngel Oak Mortgage Trust Series 2025-2 Class A1 5.64% 2/25/70	1,082,994	1,093,370
•Barclays Mortgage Loan Trust Series 2025-NQM3 Class A1 5.64% 5/25/65	1,253,162	1,264,342
•BFLD Mortgage Trust Series 2024-VICT Class A 5.64% (1 mo. USD Term SOFR + 1.89%) 7/15/41	365,000	366,597
φBRAVO Residential Funding Trust Series 2023-NQM3 Class A1 4.85% 9/25/62	1,132,270	1,133,562
♦CHL Mortgage Pass-Through Trust Series 2004-5 Class 2A4 5.50% 5/25/34	19,548	19,223
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•COLT Mortgage Loan Trust Series 2025-12 Class A1 4.98% 1/26/71	727,046	$727,939
•COMM Mortgage Trust Series 2024-WCL1 Class A 5.59% (1 mo. USD Term SOFR + 1.84%) 6/15/41	540,000	537,983
•Cross Mortgage Trust
Series 2025-H1 Class A1 5.74% 2/25/70	1,205,541	1,219,356
Series 2025-H10 Class A1 4.97% 1/25/71	572,968	573,458
•CSMC Trust Series 2022-NQM5 Class A1 5.17% 5/25/67	2,227,916	2,225,675
φDeephaven Residential Mortgage Trust Series 2024-1 Class A1 5.74% 7/25/69	485,428	490,257
φEFMT Series 2025-NQM6 Class A1A 5.00% 12/25/70	553,361	553,897
•Ellington Financial Mortgage Trust Series 2021-3 Class A1 1.24% 9/25/66	1,454,673	1,222,731
φHOMES Trust
Series 2025-AFC1 Class A1 5.73% 1/25/60	648,574	656,300
Series 2025-AFC2 Class A1A 5.47% 6/25/60	1,262,012	1,271,959
•JP Morgan Mortgage Trust Series 2023-DSC1 Class A1 4.63% 7/25/63	632,144	625,817
•JW Commercial Mortgage Trust Series 2024-MRCO Class A 5.37% (1 mo. USD Term SOFR + 1.62%) 6/15/39	510,000	510,793
•Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM1 Class A1 5.74% 11/25/69	672,481	680,960
•New Residential Mortgage Loan Trust Series 2025-NQM7 Class A1 5.01% 10/26/65	1,245,000	1,246,799
•PRKCM Trust Series 2022-AFC2 Class A1 5.34% 8/25/57	323,388	323,442
PRPM Trust
φSeries 2025-NQM1 Class A1 5.80% 11/25/69	957,076	968,248
φSeries 2025-NQM2 Class A1 5.69% 4/25/70	769,652	778,448
•Series 2025-NQM3 Class A1 5.61% 5/25/70	1,000,761	1,010,084
LVIP BlackRock Inflation Protected Bond Fund-2

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
SG Residential Mortgage Trust
•Series 2021-1 Class A1 1.16% 7/25/61	1,757,491	$1,480,711
φSeries 2022-2 Class A1 5.35% 8/25/62	559,169	559,673
•Series 2025-1 Class A1 5.10% 12/25/65	989,597	990,964
φVerus Securitization Trust Series 2025-12 Class A1LC 5.11% 12/25/70	781,163	782,692
♦WaMu Mortgage Pass-Through Certificates Trust Series 2003-S11 Class 3A5 5.95% 11/25/33	28,070	28,142
•Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class A 5.31% 7/15/35	182,000	183,675
Total Non-Agency Collateralized Mortgage Obligations (Cost $23,168,787)		23,529,750
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.14%
•AREIT Ltd. Series 2024-CRE9 Class A 5.44% (1 mo. USD Term SOFR + 1.69%) 5/17/41	701,293	701,293
•ARES Commercial Mortgage Trust Series 2024-IND Class A 5.44% (1 mo. USD Term SOFR + 1.69%) 7/15/41	1,150,000	1,151,431
•BAHA Trust Series 2024-MAR Class A 5.97% 12/10/41	1,150,000	1,190,749
•BAMLL Trust Series 2024-BHP Class A 6.10% (1 mo. USD Term SOFR + 2.35%) 8/15/39	770,000	773,041
•BFLD Commercial Mortgage Trust Series 2025-660F Class A 5.25% (1 mo. USD Term SOFR + 1.50%) 11/15/42	1,076,000	1,079,020
•BFLD Trust Series 2025-EWEST Class A 5.30% (1 mo. USD Term SOFR + 1.55%) 6/15/42	954,000	953,999
•BX Commercial Mortgage Trust
Series 2024-AIRC Class A 5.44% (1 mo. USD Term SOFR + 1.69%) 8/15/41	458,736	459,308
Series 2024-KING Class A 5.29% (1 mo. USD Term SOFR + 1.54%) 5/15/34	1,204,148	1,204,147
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•BX Commercial Mortgage Trust (continued)
Series 2024-MDHS Class A 5.39% (1 mo. USD Term SOFR + 1.64%) 5/15/41	986,340	$987,874
Series 2024-XL4 Class D 6.89% (1 mo. USD Term SOFR + 3.14%) 2/15/39	515,059	514,738
Series 2025-JDI Class A 5.15% (1 mo. USD Term SOFR + 1.40%) 11/15/42	1,440,000	1,439,550
•BX Trust
Series 2024-VLT4 Class A 5.24% (1 mo. USD Term SOFR + 1.49%) 6/15/41	668,000	667,584
Series 2025-ARIA Class A 5.03% 12/13/42	1,250,000	1,258,045
Series 2025-VOLT Class A 5.45% (1 mo. USD Term SOFR + 1.70%) 12/15/44	1,086,000	1,084,643
•CIP Commercial Mortgage Trust Series 2025-SBAY Class A 5.15% (1 mo. USD Term SOFR + 1.40%) 10/15/37	1,047,000	1,046,999
•CONE Trust Series 2024-DFW1 Class A 5.39% (1 mo. USD Term SOFR + 1.64%) 8/15/41	210,000	209,672
•DBC Mortgage Trust Series 2025-DBC Class A 5.10% (1 mo. USD Term SOFR + 1.35%) 11/15/42	1,445,000	1,445,903
•DBSG Mortgage Trust
Series 2024-ALTA Class A 5.95% 6/10/37	215,000	218,539
Series 2024-SBL Class A 5.63% (1 mo. USD Term SOFR + 1.88%) 8/15/34	1,085,000	1,085,001
•ELM Trust
Series 2024-ELM Class A10 5.80% 6/10/39	430,000	432,499
Series 2024-ELM Class A15 5.80% 6/10/39	430,000	432,499
•Extended Stay America Trust Series 2025-ESH Class A 5.05% (1 mo. USD Term SOFR + 1.30%) 10/15/42	1,267,000	1,267,792
•GWT Trust Series 2024-WLF2 Class A 5.44% (1 mo. USD Term SOFR + 1.69%) 5/15/41	875,000	877,451
•HILT Commercial Mortgage Trust Series 2024-ORL Class A 5.29% (1 mo. USD Term SOFR + 1.54%) 5/15/37	475,000	474,852
LVIP BlackRock Inflation Protected Bond Fund-3

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•HONO Mortgage Trust Series 2021-LULU Class A 5.02% (1 mo. USD Term SOFR + 1.26%) 10/15/36		150,000	$148,125
•LQR Trust Series 2025-CALI Class A 5.33% (1 mo. USD Term SOFR + 1.60%) 1/15/43		451,000	450,999
•NYCT Trust Series 2024-3ELV Class A 5.74% (1 mo. USD Term SOFR + 1.99%) 8/15/29		183,498	183,727
•One New York Plaza Trust Series 2020-1NYP Class AJ 5.12% (1 mo. USD Term SOFR + 1.36%) 1/15/36		89,000	84,399
•PENN Commercial Mortgage Trust Series 2025-P11 Class A 5.34% 8/10/42		680,000	696,885
•SHRN Trust Series 2025-MF18 Class A 4.95% (1 mo. USD Term SOFR + 1.20%) 10/15/40		1,515,000	1,515,000
•UNIV Trust Series 2025-APTS Class A 5.40% (1 mo. USD Term SOFR + 1.65%) 11/15/42		1,100,000	1,101,370
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $25,046,564)			25,137,134
ΔSOVEREIGN BONDS–40.54%
Australia–1.10%
Australia Government Bonds
0.25% 11/21/32	AUD	3,129,000	2,213,448
0.75% 11/21/27	AUD	4,343,000	3,703,536
2.00% 8/21/35	AUD	3,600,000	3,214,756
2.50% 9/20/30	AUD	3,731,000	3,828,618
			12,960,358
Canada–0.69%
Canada Government Real Return Bonds
4.00% 12/1/31	CAD	5,010,210	4,222,330
4.25% 12/1/26	CAD	5,134,069	3,861,390
			8,083,720
Denmark–0.31%
Denmark I/L Government Bonds
0.10% 11/15/30	DKK	11,746,825	1,768,220
0.10% 11/15/34	DKK	12,764,265	1,833,930
			3,602,150
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
France–9.01%
French Republic Government Bonds O.A.T.
0.10% 3/1/28	EUR	9,343,847	$10,732,358
0.10% 3/1/28	EUR	763,374	876,813
0.10% 3/1/29	EUR	14,762,060	16,927,016
0.10% 7/25/31	EUR	8,053,487	8,958,507
0.10% 3/1/32	EUR	4,473,475	4,820,694
0.60% 7/25/34	EUR	6,479,702	7,069,716
0.70% 7/25/30	EUR	10,557,228	12,282,165
1.85% 7/25/27	EUR	16,623,265	19,938,642
3.15% 7/25/32	EUR	9,254,540	12,207,150
3.15% 7/25/32	EUR	1,966,849	2,594,361
3.40% 7/25/29	EUR	885,785	1,123,013
3.40% 7/25/29	EUR	6,383,655	8,093,310
			105,623,745
Germany–1.98%
Deutsche Bundesrepublik Inflation-Linked Bonds
0.10% 4/15/33	EUR	6,399,009	7,084,897
0.50% 4/15/30	EUR	13,919,311	16,164,622
			23,249,519
Italy–6.40%
Italy Buoni Poliennali Del Tesoro
0.10% 5/15/33	EUR	11,848,471	12,598,031
0.40% 5/15/30	EUR	9,543,259	10,914,445
1.10% 8/15/31	EUR	554,290	649,363
1.25% 9/15/32	EUR	11,687,368	13,727,249
1.30% 5/15/28	EUR	10,355,600	12,279,285
1.50% 5/15/29	EUR	10,605,756	12,675,396
2.35% 9/15/35	EUR	9,678,146	12,218,895
			75,062,664
Japan–3.00%
Japan Government CPI Linked Bonds
0.01% 3/10/31	JPY	409,885,272	2,687,300
0.01% 3/10/32	JPY	458,459,652	2,947,759
0.01% 3/10/33	JPY	491,881,036	3,113,044
0.01% 3/10/34	JPY	607,738,100	3,800,815
0.10% 3/10/27	JPY	708,773,322	4,594,816
0.10% 3/10/28	JPY	795,325,212	5,161,241
0.10% 3/10/29	JPY	1,091,378,382	7,075,120
Japan Government CPI-Linked Bonds 0.01% 3/10/35	JPY	248,042,250	1,543,543
Japan Government Thirty Year Bonds
2.30% 12/20/54	JPY	468,200,000	2,400,123
2.40% 3/20/55	JPY	354,100,000	1,856,697
			35,180,458
Mexico–0.40%
Mexico Government International Bonds
3.50% 2/12/34		1,762,000	1,523,249
4.88% 5/19/33		400,000	384,000
6.35% 2/9/35		1,321,000	1,384,408
LVIP BlackRock Inflation Protected Bond Fund-4

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Mexico (continued)
Mexico Government International Bonds (continued)
6.88% 5/13/37		1,294,000	$1,380,698
			4,672,355
New Zealand–0.37%
New Zealand Government Bonds Inflation-Linked
2.50% 9/20/35	NZD	3,695,000	2,861,408
3.00% 9/20/30	NZD	1,752,000	1,459,342
			4,320,750
Peru–0.14%
Peru Government International Bonds
6.85% 8/12/35	PEN	2,804,000	897,299
7.60% 8/12/39	PEN	2,256,000	732,060
			1,629,359
Spain–3.67%
Spain Government Bonds Inflation-Linked
0.65% 11/30/27	EUR	11,292,745	13,282,248
0.70% 11/30/33	EUR	12,985,122	14,624,227
1.00% 11/30/30	EUR	12,805,415	15,108,939
			43,015,414
Sweden–0.71%
Sweden Bonds Inflation-Linked
0.13% 12/1/27	SEK	16,515,000	2,303,494
0.13% 6/1/30	SEK	9,855,000	1,281,888
0.13% 6/1/32	SEK	15,300,000	2,118,446
3.50% 12/1/28	SEK	14,075,000	2,668,024
			8,371,852
United Kingdom–12.76%
U.K. Gilts 4.25% 12/7/55	GBP	1,770,000	2,049,283
U.K. Inflation-Linked Gilts
0.13% 8/10/28	GBP	12,384,093	16,467,870
0.13% 3/22/29	GBP	12,710,424	16,751,059
0.13% 8/10/31	GBP	9,565,011	12,270,113
0.75% 11/22/33	GBP	9,750,596	12,494,383
0.75% 3/22/34	GBP	12,884,011	16,371,168
1.13% 9/22/35	GBP	7,487,848	9,648,832
1.25% 11/22/27	GBP	15,096,440	20,558,260
1.25% 11/22/32	GBP	13,764,799	18,539,647
2.00% 1/26/35	GBP	4,115,000	13,239,652
4.13% 7/22/30	GBP	2,464,000	11,273,682
			149,663,949
Total Sovereign Bonds (Cost $472,297,470)			475,436,293
U.S. TREASURY OBLIGATIONS–54.16%
U.S. Treasury Inflation Indexed Bonds
1.75% 1/15/28		12,106,439	12,194,186
2.38% 1/15/27		13,056,057	13,160,017
2.50% 1/15/29		7,542,723	7,784,613
3.38% 4/15/32		4,638,793	5,119,823
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Indexed Bonds (continued)
3.63% 4/15/28	15,848,178	$16,625,447
3.88% 4/15/29	18,668,004	20,106,496
U.S. Treasury Inflation Indexed Notes
0.13% 4/15/27	22,297,881	21,892,740
0.13% 1/15/30	19,692,858	18,676,584
0.13% 7/15/30	26,757,009	25,250,105
0.13% 1/15/31	32,295,575	30,102,474
0.13% 7/15/31	27,318,513	25,310,366
0.13% 1/15/32	28,666,316	26,191,941
0.25% 7/15/29	25,287,115	24,361,307
0.38% 1/15/27	16,629,403	16,423,785
0.38% 7/15/27	22,606,356	22,342,360
0.50% 1/15/28	303,744	298,377
0.63% 7/15/32	26,362,294	24,730,320
0.75% 7/15/28	23,380,443	23,100,271
∞1.13% 10/15/30	25,539,888	25,148,590
1.13% 1/15/33	25,669,105	24,628,484
1.25% 4/15/28	21,046,682	20,960,650
1.38% 7/15/33	24,382,963	23,765,148
1.63% 10/15/29	23,632,776	23,864,560
∞1.63% 4/15/30	31,588,251	31,743,114
1.75% 1/15/34	25,979,322	25,830,362
1.88% 7/15/34	27,948,565	28,058,489
∞1.88% 7/15/35	34,604,110	34,511,459
2.13% 4/15/29	21,778,367	22,237,325
2.13% 1/15/35	32,234,217	32,803,264
2.38% 10/15/28	7,764,923	7,995,961
Total U.S. Treasury Obligations (Cost $639,448,836)		635,218,618

	Number of Shares
MONEY MARKET FUND–0.63%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	7,426,987	7,426,987
Total Money Market Fund (Cost $7,426,987)		7,426,987

Notional Amount
OPTIONS PURCHASED–0.00%

Over-The-Counter–0.00%
Call Swaptions–0.00%
1 Year Interest Rate Swap, expiration date 6/10/27, notional amount $25,360,000 GSI	25,360,000	26,475
Total Options Purchased (Cost $30,739)		26,475

LVIP BlackRock Inflation Protected Bond Fund-5

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
TOTAL INVESTMENTS–108.69% (Cost $1,274,106,488)	$1,274,808,049

Notional Amount	Value (U.S. $)
OPTIONS WRITTEN–(0.04)%
Over-The-Counter–(0.04)%

Call Swaptions–(0.00)%
1 Year Interest Rate Swap, expiration date 6/10/27, notional amount $(25,360,000) GSI	(25,360,000)	$(8,327)
10 Year Interest Rate Swap, expiration date 12/16/26, notional amount $(1,976,800) DB	(1,976,800)	(11,789)
10 Year Interest Rate Swap, expiration date 2/19/36, notional amount $(2,628,200) JPM	(2,628,200)	(5,889)
(26,005)
Put Swaptions–(0.04)%
1 Year Interest Rate Swap, expiration date 6/10/27, notional amount $(25,360,000) GSI	(25,360,000)	(16,350)
10 Year Interest Rate Swap, expiration date 12/16/26, notional amount $(1,976,800) DB	(1,976,800)	(14,677)
10 Year Interest Rate Swap, expiration date 2/19/36, notional amount $(2,628,200) JPM	(2,628,200)	(6,235)
10 Year Interest Rate Swap, expiration date 4/27/36, notional amount $(9,336,000) JPM	(9,336,000)	(65,392)
2 Year Interest Rate Swap, expiration date 2/20/26, notional amount $(9,218,667) DB	(9,218,667)	(1,839)
2 Year Interest Rate Swap, expiration date 9/20/27, notional amount $(54,991,000) CBK	(54,991,000)	(149,063)
2 Year Interest Rate Swap, expiration date 12/8/27, notional amount $(10,680,000) DB	(10,680,000)	(50,046)
2 Year Interest Rate Swap, expiration date 12/16/27, notional amount $(31,175,000) DB	(31,175,000)	(83,447)
(387,049)
Total Options Written (Premiums received $(432,048))		(413,054)

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(8.65%)	(101,562,525)
NET ASSETS APPLICABLE TO 124,059,829 SHARES OUTSTANDING –100.00%	$1,172,832,470
NET ASSET VALUE PER SHARE–LVIP BLACKROCK INFLATION PROTECTED BOND FUND STANDARD CLASS ($398,865,001 / 42,179,720 Shares)	$9.456
NET ASSET VALUE PER SHARE–LVIP BLACKROCK INFLATION PROTECTED BOND FUND SERVICE CLASS ($773,967,469 / 81,880,109 Shares)	$9.452
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$1,331,050,125
Distributable earnings/(accumulated loss)	(158,217,655)
TOTAL NET ASSETS	$1,172,832,470

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

ΔSecurities have been classified by country of origin.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at December 31, 2025.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

∞Fully or partially pledged as collateral for reverse repurchase agreements.
LVIP BlackRock Inflation Protected Bond Fund-6

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)

★Includes $1,714,956 cash collateral held at broker for futures contracts, $3,747,000 cash collateral held at brokers for centrally cleared swap contracts, $69,011 variation margin due from broker on futures contracts, $186,232 variation margin due from brokers on centrally cleared swap contracts, $66,747,441 payable for securities purchased, $3,239,778 payable for fund shares redeemed, $10,000 cash collateral due to brokers for certain open bilateral derivatives, $56,056 other accrued expenses payable, $613,549 due to manager and affiliates, $25,579 due to custodian, $27,873 payable for audit fee and $32,674 payable for fund accounting fee as of December 31, 2025.

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts were outstanding at December 31, 2025:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	EUR	214,388,000	USD	(252,206,043)	1/5/26	$—	$(197,551)
BNP	EUR	(214,388,000)	USD	252,553,566	2/3/26	201,501	—
BOA	CAD	11,195,000	USD	(8,171,204)	1/5/26	—	(12,938)
BOA	CAD	(11,195,000)	USD	8,181,869	2/3/26	13,107	—
BOA	DKK	23,014,000	USD	(3,625,228)	1/5/26	—	(3,129)
BOA	DKK	(23,014,000)	USD	3,631,441	2/3/26	3,173	—
BOA	JPY	(5,578,071,000)	USD	35,751,155	1/5/26	123,855	—
BOA	SEK	831,000	USD	(89,805)	1/5/26	481	—
BRC	AUD	118,211	USD	(77,545)	1/5/26	1,347	—
BRC	DKK	(23,014,000)	USD	3,577,459	1/5/26	—	(44,640)
BRC	GBP	112,091,000	USD	(151,268,127)	1/5/26	—	(175,647)
BRC	GBP	(112,091,000)	USD	151,262,097	2/3/26	176,442	—
BRC	JPY	5,521,986,000	USD	(35,346,931)	1/5/26	—	(77,848)
BRC	JPY	(5,521,986,000)	USD	35,440,556	2/3/26	81,860	—
BRC	SEK	650,512	USD	(70,673)	2/3/26	112	—
CBK	AUD	(19,717,000)	USD	12,807,879	1/5/26	—	(350,811)
CBK	CAD	(485,000)	USD	352,871	1/5/26	—	(569)
CBK	EUR	255,000	USD	(300,083)	1/5/26	—	(336)
CBK	SEK	(78,654,000)	USD	8,282,315	1/5/26	—	(263,222)
CIBC	CAD	551,000	USD	(400,660)	1/5/26	877	—
DB	EUR	(215,528,000)	USD	250,394,353	1/5/26	—	(2,954,185)
DB	GBP	(113,072,000)	USD	149,490,692	1/5/26	—	(2,924,121)
DB	PEN	(5,127,197)	USD	1,518,000	3/18/26	—	(2,873)
GSI	EUR	945,856	USD	(1,112,393)	2/3/26	957	—
HSBC	GBP	336,000	USD	(453,144)	1/5/26	—	(234)
HSBC	JPY	39,485,855	USD	(253,929)	1/5/26	—	(1,732)
JPM	CAD	82,426	USD	(60,219)	2/3/26	—	(75)
JPM	EUR	(109,387)	USD	127,183	1/5/26	—	(1,400)
JPM	EUR	982,000	USD	(1,154,573)	1/5/26	—	(254)
JPM	GBP	149,800	USD	(198,489)	1/5/26	3,433	—
JPM	JPY	449,154,142	USD	(2,901,000)	3/18/26	—	(14,144)
MSC	BRL	12,640,432	USD	(2,296,340)	3/18/26	—	(31,813)
MSC	CAD	(11,285,000)	USD	8,034,783	1/5/26	—	(189,070)
MSC	NZD	(9,071,000)	USD	5,147,393	1/5/26	—	(76,297)
NWMP	AUD	19,517,000	USD	(13,080,098)	1/5/26	—	(54,884)
NWMP	AUD	(19,517,000)	USD	13,081,640	2/3/26	54,752	—
NWMP	GBP	(1,055,000)	USD	1,407,292	1/5/26	—	(14,790)
NWMP	GBP	1,551,000	USD	(2,075,691)	1/5/26	14,971	—
NWMP	NZD	9,012,000	USD	(5,225,158)	1/5/26	—	(35,443)
NWMP	NZD	(9,012,000)	USD	5,231,124	2/3/26	35,046	—
SCB	SEK	77,823,000	USD	(8,462,867)	1/5/26	—	(7,615)
SCB	SEK	(77,823,000)	USD	8,476,042	2/3/26	7,836	—
TDB	MXN	41,374,454	USD	(2,283,000)	3/18/26	—	(3,059)
Total Foreign Currency Exchange Contracts						$719,750	$(7,438,680)
LVIP BlackRock Inflation Protected Bond Fund-7

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
55	CBOT 10 Year U.S. Treasury Notes Futures	$6,184,063	$6,212,523	3/20/26	$—	$(28,460)
262	CBOT 2 Year U.S. Treasury Notes Futures	54,702,734	54,684,055	3/31/26	18,679	—
250	CBOT 5 Year U.S. Treasury Notes Futures	27,326,172	27,332,408	3/31/26	—	(6,236)
(87)	CBOT U.S. Long Bond Futures	(10,056,656)	(10,123,313)	3/20/26	66,657	—
36	Eurex 10 Year Euro BUND Futures	5,397,129	5,387,010	3/6/26	10,119	—
47	Montreal Exchange 10 Year Canadian Bond Futures	4,140,301	4,132,346	3/20/26	7,955	—
17	SFE 10 Year Australian Bond Futures	1,242,091	1,243,057	3/16/26	—	(966)
187	SFE 3 Year Australian Bond Futures	13,102,864	13,112,035	3/16/26	—	(9,171)
337	Three-Month SOFR Futures	81,629,825	81,602,689	3/16/27	27,136	—
(49)	Three-Month SOFR Futures	(11,823,087)	(11,826,585)	3/20/29	3,498	—
(379)	Ultra 10 Year U.S. Treasury Notes Futures	(43,590,922)	(43,603,950)	3/20/26	13,028	—
(84)	Ultra U.S. Treasury Bond Futures	(9,912,000)	(9,918,273)	3/20/26	6,273	—
Total Futures Contracts					$153,345	$(44,833)
Reverse Repurchase Agreements3
Counterparty	Interest Rate	Trade Date	Maturity Date	Principal Amount	Face Value Including Accrued Interest
BNP-collateralized by U.S. Treasury Inflation Indexed Notes 1.625% 4/15/30; market value $20,555,684	3.97%	12/31/25	1/2/26	$(20,675,000)	$(20,677,280)
BNP-collateralized by U.S. Treasury Inflation Indexed Notes 1.875% 7/15/35; market value $18,212,346	3.93%	12/31/25	1/2/26	(18,437,738)	(18,439,751)
HSBC-collateralized by U.S. Treasury Inflation Indexed Notes 1.125% 10/15/30; market value $11,893,307	3.96%	12/31/25	1/2/26	(11,940,000)	(11,941,313)
Total Reverse Repurchase Agreements				$(51,052,738)	$(51,058,344)
Swap Contracts1
Inflation Swap Contracts
	Notional Amount[4]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	12,150,000	2.56%	10/2/28	$13,900	$13,900	$—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	8,260,000	2.59%	1/29/27	24,204	24,204	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	EUR 1,440,000	2.06%	3/15/35	(27,763)	—	(27,763)
Pay amounts based on Inflation France CPI ex-Tobacco and receive fixed rate coupon at maturity	EUR 1,440,000	(2.02%)	3/15/35	54,123	54,123	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	25,080,000	2.71%	1/15/29	(197,282)	—	(197,283)
LVIP BlackRock Inflation Protected Bond Fund-8

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
Swap Contracts1
Inflation Swap Contracts (continued)
	Notional Amount[4]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared: (continued)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	1,727,375	2.43%	4/15/30	$(2,873)	$—	$(2,873)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	3,506,571	2.43%	4/15/30	(5,665)	—	(5,665)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	7,270,000	2.69%	7/17/30	(82,868)	—	(82,868)
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 5,595,000	3.34%	7/15/29	(77,693)	—	(77,693)
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 2,570,000	3.32%	7/15/30	(44,044)	—	(44,044)
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 5,600,000	3.36%	7/15/29	(84,011)	—	(84,011)
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 2,570,000	3.35%	7/15/30	(47,479)	—	(47,479)
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 3,274,200	3.41%	7/15/29	(56,830)	—	(56,830)
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 1,428,900	3.39%	7/15/30	(30,837)	—	(30,837)
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 3,339,684	3.42%	7/15/29	(60,255)	—	(60,255)
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 1,457,478	3.40%	7/15/30	(32,409)	—	(32,409)
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 6,542,070	3.43%	7/15/29	(119,827)	—	(119,826)
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 2,855,037	3.41%	7/15/30	(63,952)	—	(63,952)
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 3,208,657	3.49%	7/15/29	(69,223)	—	(69,223)
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 1,400,296	3.46%	7/15/30	(35,682)	—	(35,682)
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 5,463,389	3.37%	8/15/29	(93,543)	—	(93,543)
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 2,384,289	3.35%	8/15/30	(50,279)	—	(50,279)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	7,100,000	2.63%	9/9/30	(70,264)	—	(70,264)
LVIP BlackRock Inflation Protected Bond Fund-9

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
Swap Contracts1
Inflation Swap Contracts (continued)
	Notional Amount[4]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared: (continued)
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 5,595,000	(3.20%)	7/15/27	$29,275	$29,275	$—
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 2,570,000	(3.20%)	7/15/35	65,843	65,843	—
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 5,600,000	(3.23%)	7/15/27	32,505	32,505	—
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 2,570,000	(3.21%)	7/15/35	70,350	70,350	—
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 3,274,200	(3.28%)	7/15/27	23,732	23,732	—
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 1,428,900	(3.24%)	7/15/35	44,158	44,158	—
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 1,457,478	(3.24%)	7/15/35	44,676	44,676	—
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 3,339,684	(3.30%)	7/15/27	25,971	25,971	—
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 2,855,037	(3.24%)	7/15/35	87,149	87,149	—
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 6,542,070	(3.32%)	7/15/27	53,036	53,036	—
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 1,400,296	(3.27%)	7/15/35	47,508	47,508	—
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 3,208,657	(3.43%)	7/15/27	35,521	35,521	—
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 5,463,389	(3.26%)	8/15/27	50,735	50,735	—
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 2,384,289	(3.20%)	8/15/35	66,316	66,316	—
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	22,500,000	2.83%	10/15/27	(169,129)	—	(169,129)
Receive amounts based on Infla- tion USA-CPI-U Index and pay fixed rate coupon at maturity	25,100,000	2.75%	1/15/28	(153,876)	—	(153,876)
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 5,175,000	3.15%	10/15/30	(49,243)	—	(49,243)
LVIP BlackRock Inflation Protected Bond Fund-10

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
Swap Contracts1
Inflation Swap Contracts (continued)
	Notional Amount[4]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared: (continued)
Receive amounts based on Infla- tion Eurostat Eurozone HICP ex-Tobacco NSA and pay fixed rate coupon at maturity	EUR 2,670,000	1.96%	11/15/35	$(13,499)	$—	$(13,499)
Receive amounts based on Infla- tion Eurostat Eurozone HICP ex-Tobacco NSA and pay fixed rate coupon at maturity	EUR 5,280,000	1.85%	11/15/30	(17,680)	—	(17,680)
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 5,177,000	3.18%	11/15/30	(30,937)	—	(30,937)
Receive amounts based on Infla- tion UK-RPI Index and pay fixed rate coupon at maturity	GBP 5,425,000	3.17%	11/15/30	(36,523)	—	(36,523)
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 5,175,000	(3.09%)	10/15/35	60,084	60,084	—
Pay amounts based on Inflation France CPI ex-Tobacco and receive fixed rate coupon at maturity	EUR 2,670,000	(1.87%)	11/15/35	25,533	25,533	—
Pay amounts based on Inflation France CPI ex-Tobacco and receive fixed rate coupon at maturity	EUR 5,280,000	(1.58%)	11/15/30	42,938	42,938	—
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 5,177,000	(3.08%)	11/15/35	44,458	44,458	—
Pay amounts based on Inflation UK-RPI Index and receive fixed rate coupon at maturity	GBP 5,425,000	(3.08%)	11/15/35	52,647	52,647	—
Total Inflation Swap Contracts				$(729,004)	$994,662	$(1,723,666)
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Notional Amount[4]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared
22,150,000	3.79	SOFR12M	Receive	Annual	5/16/26	$50,207	$13	$50,194	$—
JPY 1,550,827,780	1.00	TONAR12M	Receive	At Maturity	3/12/27	(598)	20	—	(618)
JPY 3,795,163,587	1.03	TONAR12M	Receive	At Maturity	3/12/27	(8,411)	50	—	(8,461)
JPY 3,515,881,659	1.02	TONAR12M	Receive	At Maturity	3/12/27	(6,008)	46	—	(6,054)
22,150,000	3.80	SOFR12M	Pay	Annual	5/16/26	(48,800)	12	—	(48,812)
16,998,000	3.81	SOFR12M	Receive	Annual	5/16/26	35,050	3,935	31,115	—
16,998,000	3.90	SOFR12M	Pay	Annual	5/16/26	(20,311)	10	—	(20,321)
JPY 873,615,000	1.01	TONAR12M	Pay	At Maturity	9/11/27	(13,483)	16	—	(13,499)
12,900,000	3.23	SOFR12M	Pay	Annual	12/9/27	5,669	423	5,246	—
89,172,000	3.59	FEDL12M	Pay	At Maturity	3/18/26	(631)	84	—	(715)
187,045,000	3.59	FEDL12M	Pay	At Maturity	3/18/26	(819)	180	—	(999)
JPY 1,488,149,736	0.68	TONAR12M	Receive	Annual	4/21/27	34,336	23	34,313	—
JPY 1,505,547,170	0.69	TONAR12M	Receive	Annual	4/21/27	34,548	23	34,525	—
JPY 1,188,378,566	0.70	TONAR12M	Receive	Annual	5/11/27	28,418	19	28,399	—
176,686,000	3.79	FEDL12M	Receive	At Maturity	1/28/26	(33,386)	81	—	(33,467)
LVIP BlackRock Inflation Protected Bond Fund-11

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
Swap Contracts1
Interest Rate Swap (IRS) Contracts (continued)
Notional Amount[4]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared: (continued)
176,230,000	3.68	FEDL12M	Receive	At Maturity	1/28/26	$(6,573)	$90	$—	$(6,663)
85,816,000	3.68	FEDL12M	Receive	At Maturity	1/28/26	(3,499)	43	—	(3,542)
GBP 2,715,000	3.95	SONIA12M	Receive	Annual	12/3/35	11,288	1,291	9,997	—
176,686,000	3.82	FEDL12M	Pay	At Maturity	1/28/26	40,361	81	40,280	—
93,505,000	3.62	FEDL12M	Pay	At Maturity	3/18/26	2,811	97	2,714	—
Total IRS Contracts							$6,537	$236,783	$(143,151)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through December 31, 2025.
[3] See Note 1 in Notes to Financial Statements.
[4] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
AUD–Australian Dollar
BAMLL–Bank of America Merrill Lynch Large Loan
BNP–BNP Paribas
BOA–Bank of America
BRC–Barclays Bank
BRL–Brazilian Real
CAD–Canadian Dollar
CBK–Citibank NA
CBOT–Chicago Board of Trade
CIBC–Canadian Imperial Bank of Commerce
CPI–Consumer Price Index
DB–Deutsche Bank
DKK–Danish Krone
EUR–Euro
FEDL12M–Federal Funds Rate 12 Month
GBP–British Pound Sterling
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
IRS–Interest Rate Swap
JPM–JPMorgan Chase Bank NA
JPY–Japanese Yen
MSC–Morgan Stanley & Co.
MXN–Mexican Peso
NWMP–Natwest Markets PLC
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
PEN–Peruvian Nuevo Sol
REMIC–Real Estate Mortgage Investment Conduits
SCB–Standard Chartered Bank
SEK–Swedish Krona
SFE–Sydney Futures Exchange
SOFR–Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
SONIA12M–Sterling Overnight Index Average Offered Rate GBP 12 Month
TBA–To be announced
TDB–Toronto-Dominion Bank
TONAR12M–Tokyo Overnight Average Rate 12 Month
UK-RPI–United Kingdom Retail Price Index
LVIP BlackRock Inflation Protected Bond Fund-12

LVIP BlackRock Inflation Protected Bond Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
USA-CPI-U–United States Consumer Price Index for All Urban Consumers
USD–United States Dollar
WF–Wells Fargo
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund-13

LVIP BlackRock Inflation Protected Bond Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Interest	$44,777,310
EXPENSES:
Management fees	4,942,484
Interest expense on reverse repurchase agreements	4,116,347
Distribution fees-Service Class	1,948,685
Shareholder servicing fees	340,205
Accounting and administration expenses	211,554
Custodian fees	130,171
Professional fees	84,575
Reports and statements to shareholders	36,644
Trustees’ fees and expenses	33,971
Pricing fees	21,347
Consulting fees	16,724
Other	40,165
Total operating expenses	11,922,872
NET INVESTMENT INCOME	32,854,438
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(2,798,703)
Foreign currencies	303,020
Foreign currency exchange contracts	(24,803,327)
Futures contracts	(2,469,261)
Options purchased	(2,554,856)
Options written	1,324,787
Swap contracts	638,530
Net realized loss	(30,359,810)
Net change in unrealized appreciation (depreciation) of:
Investments	76,502,611
Foreign currencies	105,893
Foreign currency exchange contracts	(16,177,600)
Futures contracts	(346,898)
Options purchased	849,628
Options written	(109,777)
Swap contracts	287,869
Net change in unrealized appreciation (depreciation)	61,111,726
NET REALIZED AND UNREALIZED GAIN	30,751,916
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$63,606,354
See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Inflation Protected Bond Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$32,854,438	$28,438,848
Net realized gain (loss)	(30,359,810)	7,983,300
Net change in unrealized appreciation (depreciation)	61,111,726	(6,586,258)
Net increase in net assets resulting from operations	63,606,354	29,835,890
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(3,222,824)	(15,887,091)
Service Class	(4,354,273)	(29,748,467)
	(7,577,097)	(45,635,558)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	67,077,418	102,754,663
Service Class	68,336,624	71,925,924
Reinvestment of dividends and distributions:
Standard Class	3,222,824	15,887,091
Service Class	4,354,273	29,748,467
	142,991,139	220,316,145
Cost of shares redeemed:
Standard Class	(91,303,063)	(87,815,782)
Service Class	(136,842,379)	(121,468,586)
	(228,145,442)	(209,284,368)
Increase (decrease) in net assets derived from capital share transactions	(85,154,303)	11,031,777
NET DECREASE IN NET ASSETS	(29,125,046)	(4,767,891)
NET ASSETS:
Beginning of year	1,201,957,516	1,206,725,407
End of year	$1,172,832,470	$1,201,957,516
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund-14

LVIP BlackRock Inflation Protected Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Inflation Protected Bond Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.014	$9.140	$8.913	$10.328	$10.562
Income (loss) from investment operations:
Net investment income[1]	0.277	0.233	0.259	0.659	0.345
Net realized and unrealized gain (loss)	0.242	0.011	0.192	(1.135)	0.144
Total from investment operations	0.519	0.244	0.451	(0.476)	0.489
Less dividends and distributions from:
Net investment income	(0.077)	(0.370)	(0.218)	(0.827)	(0.496)
Return of capital	—	—	(0.006)	(0.112)	(0.227)
Total dividends and distributions	(0.077)	(0.370)	(0.224)	(0.939)	(0.723)
Net asset value, end of period	$9.456	$9.014	$9.140	$8.913	$10.328
Total return[2]	5.76%	2.64%	5.07%	(4.70% )	4.67%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$398,865	$401,210	$375,733	$531,209	$806,737
Ratio of expenses to average net assets[3]	0.85%	0.88%	0.63%	0.55%	0.48%
Ratio of net investment income to average net assets[4,5]	2.97%	2.51%	2.85%	6.54%	3.22%
Portfolio turnover	218%	235%	210%	266%	72%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[3]	The ratio of expenses to average net assets excluding interest expense for the years ended December 31, 2025, 2024, 2023 and 2022 is 0.50%, 0.50%, 0.50% and 0.49% respectively.
[4]	Recognition of net investment income by the fund may be affected by inflation/deflation adjustments through period end and the actual annual net investment income ratio may differ.
[5]	The ratio of net investment income to average net assets excluding interest expense for the years ended December 31, 2025, 2024, 2023 and 2022 is 3.32%, 2.89%, 2.98% and 6.60% respectively.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund-15

LVIP BlackRock Inflation Protected Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Inflation Protected Bond Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.010	$9.136	$8.909	$10.322	$10.536
Income (loss) from investment operations:
Net investment income[1]	0.253	0.209	0.236	0.631	0.318
Net realized and unrealized gain (loss)	0.242	0.012	0.191	(1.131)	0.143
Total from investment operations	0.495	0.221	0.427	(0.500)	0.461
Less dividends and distributions from:
Net investment income	(0.053)	(0.347)	(0.194)	(0.801)	(0.463)
Return of capital	—	—	(0.006)	(0.112)	(0.212)
Total dividends and distributions	(0.053)	(0.347)	(0.200)	(0.913)	(0.675)
Net asset value, end of period	$9.452	$9.010	$9.136	$8.909	$10.322
Total return[2]	5.49%	2.38%	4.81%	(4.95% )	4.41%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$773,967	$800,747	$830,992	$878,101	$960,949
Ratio of expenses to average net assets[3]	1.10%	1.13%	0.88%	0.80%	0.73%
Ratio of net investment income to average net assets[4,5]	2.72%	2.26%	2.60%	6.29%	2.97%
Portfolio turnover	218%	235%	210%	266%	72%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle.
If total return had taken these into account, performance would have been lower.

[3]	The ratio of expenses to average net assets excluding interest expense for the years ended December 31, 2025, 2024, 2023 and 2022 is 0.75%, 0.75%, 0.75% and 0.74% respectively.
[4]	Recognition of net investment income by the fund may be affected by inflation/deflation adjustments through period end and the actual annual net investment income ratio may differ.
[5]	The ratio of net investment income to average net assets excluding interest expense for the years ended December 31, 2025, 2024, 2023 and 2022 is 3.07%, 2.64%, 2.73% and 6.35% respectively.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Inflation Protected Bond Fund-16

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Inflation Protected Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to maximize real return, consistent with preservation of real capital and prudent investment management.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Non exchange-traded options are valued at the last reported sale price.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP BlackRock Inflation Protected Bond Fund-17

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2025, the value and cost of foreign currency held by the LVIP BlackRock Inflation Protected Bond Fund is $398,113 and $394,408 respectively.
Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells securities to a bank or broker/dealer and agrees to repurchase the securities at an agreed upon date and price. The Fund will maintain, in a segregated account with its custodian, cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements. The Fund will subject its reverse repurchase agreements to the borrowing provisions set forth in the 1940 Act. The use of reverse repurchase agreements by the Fund creates leverage, which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case.
Cash and Cash Equivalents–Cash and cash equivalents include deposits held at financial institutions, which are available for the Fund’s use with no restrictions, with original maturities of 90 days or less.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.45% of the first $500 million of the Fund’s average daily net assets; and 0.40% of the Fund’s average daily net assets in excess of $500 million.   The management fee is calculated daily and paid monthly.
LVIP BlackRock Inflation Protected Bond Fund-18

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
BlackRock Financial Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$97,295
Legal	16,122
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $19,650 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$420,176
Distribution fees payable to LFD	164,434
Printing and mailing fees payable to Lincoln Life	16
Shareholder servicing fees payable to Lincoln Life	28,923
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the year ended December 31, 2025, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$164,535,442
Purchases of U.S. government securities	2,789,058,911
Sales other than U.S. government securities	214,097,653
Sales of U.S. government securities	2,887,355,710
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$1,291,404,435
Aggregate unrealized appreciation of investments and derivatives	$9,168,086
Aggregate unrealized depreciation of investments and derivatives	(26,386,176)
Net unrealized depreciation of investments and derivatives	$(17,218,090)
LVIP BlackRock Inflation Protected Bond Fund-19

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$17,493,548	$—	$17,493,548
Agency Mortgage-Backed Securities	—	55,294,900	—	55,294,900
Corporate Bonds	—	5,413,767	—	5,413,767
Non-Agency Asset-Backed Securities	—	29,830,577	—	29,830,577
Non-Agency Collateralized Mortgage Obligations	—	23,529,750	—	23,529,750
Non-Agency Commercial Mortgage-Backed Securities	—	25,137,134	—	25,137,134
Sovereign Bonds	—	475,436,293	—	475,436,293
U.S. Treasury Obligations	—	635,218,618	—	635,218,618
Money Market Fund	7,426,987	—	—	7,426,987
Options Purchased	—	26,475	—	26,475
Total Investments	$7,426,987	$1,267,381,062	$—	$1,274,808,049
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$719,750	$—	$719,750
Futures Contracts	$153,345	$—	$—	$153,345
Swap Contracts	$—	$1,231,445	$—	$1,231,445
Liabilities:
Foreign Currency Exchange Contracts	$—	$(7,438,680)	$—	$(7,438,680)
Futures Contracts	$(44,833)	$—	$—	$(44,833)
Reverse Repurchase Agreements	$—	$(51,052,738)	$—	$(51,052,738)
Swap Contracts	$—	$(1,866,817)	$—	$(1,866,817)
Options Written	$—	$(413,054)	$—	$(413,054)
There were no Level 3 investments at the beginning or end of the year.
LVIP BlackRock Inflation Protected Bond Fund-20

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales and treasury inflation-protected securities and swaps, mark-to-market adjustments on certain derivatives, premium amortization adjustments on certain debt instruments and outstanding straddle loss deferrals.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$7,577,097	$45,635,558
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$5,097,935
Capital loss carryforward	(126,283,871)
Other temporary differences	(19,813,629)
Net unrealized depreciation	(17,218,090)
Distributable earnings/(accumulated loss)	$(158,217,655)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
As of December 31, 2025, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$39,879,209	$86,404,662	$126,283,871
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	7,164,149	11,123,950
Service Class	7,303,867	7,806,972
Shares reinvested:
Standard Class	340,643	1,745,834
Service Class	460,680	3,269,781
	15,269,339	23,946,537
Shares redeemed:
Standard Class	(9,835,333)	(9,466,824)
Service Class	(14,756,139)	(13,158,615)
	(24,591,472)	(22,625,439)
Net increase (decrease)	(9,322,133)	1,321,098
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
LVIP BlackRock Inflation Protected Bond Fund-21

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the year ended December 31, 2025, the Fund entered into foreign currency exchange contracts and foreign cross currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to facilitate investments in portfolio securities.
Options Contracts–During the year ended December 31, 2025, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
LVIP BlackRock Inflation Protected Bond Fund-22

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
During the year ended December 31, 2025, the Fund used options contracts to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions; to protect the value of portfolio securities; to facilitate investments in portfolio securities and to take advantage of liquidity available in the options market.
Swap Contracts–The Fund enters into inflation swap contracts in the normal course of pursuing its investment objective and strategies. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, trading these instruments through a central counterparty.
During the year ended December 31, 2025, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Inflation Swap- Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as the Secured Overnight Financing Rate (SOFR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated, for bilateral swap contracts, by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
During the year ended December 31, 2025, the Fund used inflation swaps to hedge the inflation risks in nominal bonds (i.e., non-inflation-protected bonds) thereby creating "synthetic" inflation-indexed bonds.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
LVIP BlackRock Inflation Protected Bond Fund-23

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Liabilities net of receivables and other assets	$719,750	Liabilities net of receivables and other assets	$(7,438,680)
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	153,345	Liabilities net of receivables and other assets	(44,833)
Options purchased (Interest rate contracts)	Liabilities net of receivables and other assets	26,475	Liabilities net of receivables and other assets	—
Options written (Interest rate contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(413,054)
Swap contracts (Interest rate contracts & Inflation contracts)	Liabilities net of receivables and other assets	1,231,445	Liabilities net of receivables and other assets	(1,866,817)
Total		$2,131,015		$(9,763,384)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(24,803,327)	$(16,177,600)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(2,469,261)	(346,898)
Options purchased (Equity contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(446,853)	—
Options purchased (Currency contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(408,417)	—
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(1,699,586)	849,628
Options written (Equity contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	85,118	—
Options written (Currency contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	410,929	—
Options written (Interest rate contracts)	Net realized gain (loss) from options written and net change in unrealized appreciation (depreciation) of options written	828,740	(109,777)
Swap contracts (Interest rate contracts & Inflation contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	638,530	287,869
Total		$(27,864,127)	$(15,496,778)
LVIP BlackRock Inflation Protected Bond Fund-24

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$461,595,610	$935,193,166
Futures contracts (average notional value)	179,651,002	150,467,012
Options contracts (average value)	361,087	249,498
Interest rate swap contracts (average notional value)*	274,423,705	752,197,610
Inflation rate swap contracts (average notional value)	88,399,025	83,299,700

*Long represents paying floating interest payments and short represent receiving floating interest payments.
At December 31, 2025, the Fund received cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
Goldman Sachs International	$10,000
Total	$10,000
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At December 31, 2025, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$140,616	$(16,067)	$124,549
Barclays Bank PLC	259,761	(298,136)	(38,375)
BNP Paribas SA	201,501	(197,551)	3,950
Citigroup Global Markets	—	(764,001)	(764,001)
Deutsche Bank	—	(6,042,976)	(6,042,976)
Goldman Sachs International	27,432	(24,677)	2,755
Hong Kong Shanghai Bank	—	(1,966)	(1,966)
Imperial Bank of Canada	877	—	877
JPMorgan Chase Bank	3,433	(93,389)	(89,956)
Morgan Stanley Capital	—	(297,180)	(297,180)
Natwest Markets PLC	104,769	(105,117)	(348)
Standard Chartered Bank	7,836	(7,615)	221
Toronto Dominion Bank	—	(3,059)	(3,059)
Total	$746,225	$(7,851,734)	$(7,105,509)

LVIP BlackRock Inflation Protected Bond Fund-25

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	$124,549	$—	$—	$—	$—	$124,549
Barclays Bank PLC	(38,375)	—	—	—	—	(38,375)
BNP Paribas SA	3,950	—	—	—	—	3,950
Citigroup Global Markets	(764,001)	—	—	—	—	(764,001)
Deutsche Bank	(6,042,976)	—	—	—	—	(6,042,976)
Goldman Sachs International	2,755	—	(2,755)	—	—	—
Hong Kong Shanghai Bank	(1,966)	—	—	—	—	(1,966)
Imperial Bank of Canada	877	—	—	—	—	877
JPMorgan Chase Bank	(89,956)	—	—	—	—	(89,956)
Morgan Stanley Capital	(297,180)	—	—	—	—	(297,180)
Natwest Markets PLC	(348)	—	—	—	—	(348)
Standard Chartered Bank	221	—	—	—	—	221
Toronto Dominion Bank	(3,059)	—	—	—	—	(3,059)
Total	$(7,105,509)	$—	$(2,755)	$—	$—	$(7,108,264)

[1]	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
Reverse repurchase agreements
Reverse repurchase transactions are entered into by the Fund under Master Reverse Repurchase Agreements (each, an “MRRA”), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRRA with collateral  held and/or posted to the counterparty  and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRRA counterparty’s  bankruptcy or insolvency. Pursuant to the terms of the MRRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRRA counterparty,  the Fund is considered  unsecured creditors with respect to excess collateral and, as such, the return of excess collateral may be delayed. As of December 31, 2025, the following table is a summary of the Fund’s reverse repurchase agreements by counterparty which are subject to offset under an MRRA:
Counterparty	Reverse Repurchase Agreement	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Hong Kong Shanghai Bank	$(11,940,000)	$11,893,307	$—	$(46,693)
BNP Paribas SA	(39,112,738)	38,768,030	—	(344,708)
Total	$(51,052,738)	$50,661,337	$—	$(391,401)

1Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
9. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the
LVIP BlackRock Inflation Protected Bond Fund-26

LVIP BlackRock Inflation Protected Bond Fund
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund primarily invests in inflation protected debt securities whose principal and/or interest payments are adjusted for inflation, unlike traditional debt securities that make fixed principal and interest payments. Under normal circumstances, the Fund will invest at least 80% of its net assets in inflation protected debt securities issued by the U.S. government, its agencies or instrumentalities, foreign governments and corporations, which may include synthetic investments such as options, forwards, futures contracts, or swap agreements that, when combined with non-inflation indexed bonds, have economic characteristics similar to inflation-indexed bonds.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Inflation Protected Bond Fund-27

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP BlackRock Inflation Protected Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP BlackRock Inflation Protected Bond Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP BlackRock Inflation Protected Bond Fund–28

LVIP BlackRock Real Estate Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP BlackRock Real Estate Fund

LVIP BlackRock Real Estate Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.66%
Australia–6.41%
DigiCo Infrastructure REIT	600,105	$1,099,214
Goodman Group	271,546	5,587,917
GPT Group	595,155	2,147,665
Lendlease Corp. Ltd.	450,371	1,556,153
†NEXTDC Ltd.	263,392	2,192,995
Scentre Group	477,676	1,335,289
Stockland	584,277	2,227,680
		16,146,913
Belgium–0.62%
VGP NV	13,505	1,558,023
		1,558,023
Canada–1.62%
Canadian Apartment Properties REIT	34,655	930,917
Choice Properties Real Estate Investment Trust	176,710	1,906,725
Primaris Real Estate Investment Trust	110,086	1,250,403
		4,088,045
France–1.73%
†Carmila SA	47,963	956,822
Klepierre SA	28,329	1,120,845
†Unibail-Rodamco -Westfield	21,038	2,287,817
		4,365,484
Germany–2.41%
LEG Immobilien SE	26,933	1,964,381
Sirius Real Estate Ltd.	746,127	968,530
TAG Immobilien AG	99,795	1,545,607
Vonovia SE	55,416	1,594,837
		6,073,355
Hong Kong–3.36%
Hongkong Land Holdings Ltd.	139,200	966,983
Link REIT	353,260	1,577,313
Sun Hung Kai Properties Ltd.	309,500	3,768,561
Wharf Real Estate Investment Co. Ltd.	685,046	2,165,145
		8,478,002
Italy–0.30%
Infrastrutture Wireless Italiane SpA	80,974	749,349
		749,349
Japan–9.84%
GLP J-Reit	1,591	1,512,384
Invincible Investment Corp.	2,500	1,026,573
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Japan Prime Realty Investment Corp.	2,393	$1,614,633
KDX Realty Investment Corp.	1,059	1,188,573
Mitsubishi Estate Co. Ltd.	129,700	3,151,076
Mitsui Fudosan Co. Ltd.	665,500	7,562,922
Mitsui Fudosan Logistics Park, Inc.	3,229	2,511,926
Orix JREIT, Inc.	2,553	1,730,533
Tokyu Fudosan Holdings Corp.	191,700	1,751,179
United Urban Investment Corp.	2,341	2,730,219
		24,780,018
Singapore–2.89%
CapitaLand Integrated Commercial Trust	1,488,100	2,761,980
CapitaLand Investment Ltd.	618,100	1,300,808
†Centurion Accommodation REIT	583,900	503,576
Frasers Logistics & Commercial Trust	1,247,700	964,366
Keppel DC REIT	994,348	1,738,766
		7,269,496
Spain–1.07%
Merlin Properties Socimi SA	185,075	2,694,413
		2,694,413
Sweden–1.90%
Castellum AB	57,783	665,792
†Fastighets AB Balder Class B	314,047	2,318,077
Pandox AB	81,955	1,807,078
		4,790,947
Switzerland–0.60%
Swiss Prime Site AG	9,687	1,504,079
		1,504,079
United Kingdom–3.57%
Derwent London PLC	72,937	1,701,575
Great Portland Estates PLC	335,125	1,434,847
Tritax Big Box REIT PLC	2,034,835	4,158,067
UNITE Group PLC	225,611	1,698,582
		8,993,071
United States–62.34%
Agree Realty Corp.	76,352	5,499,635
Alexandria Real Estate Equities, Inc.	62,493	3,058,407
LVIP BlackRock Real Estate Fund-1

LVIP BlackRock Real Estate Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
American Healthcare REIT, Inc.	127,395	$5,995,209
†Applied Digital Corp.	7,558	185,322
AvalonBay Communities, Inc.	49,486	8,972,307
Broadstone Net Lease, Inc.	212,953	3,698,994
†Brookdale Senior Living, Inc.	482,045	5,201,266
BXP, Inc.	47,035	3,173,922
CareTrust REIT, Inc.	102,762	3,715,874
†Cipher Mining, Inc.	12,703	187,496
†Cleanspark, Inc.	16,784	169,854
†Core Scientific, Inc.	23,362	340,151
Cousins Properties, Inc.	115,835	2,986,226
Digital Realty Trust, Inc.	5,473	846,728
EastGroup Properties, Inc.	21,528	3,834,998
Equinix, Inc.	16,564	12,690,674
Equity LifeStyle Properties, Inc.	75,104	4,552,053
Essential Properties Realty Trust, Inc.	112,911	3,348,940
Extra Space Storage, Inc.	29,562	3,849,564
Federal Realty Investment Trust	24,420	2,461,536
Host Hotels & Resorts, Inc.	222,117	3,938,134
†Hudson Pacific Properties, Inc.	78,791	853,307
†Hut 8 Corp.	7,660	351,900
InvenTrust Properties Corp.	78,101	2,203,229
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Invitation Homes, Inc.	155,352	$4,317,232
Iron Mountain, Inc.	71,078	5,895,920
Outfront Media, Inc.	52,151	1,256,839
Prologis, Inc.	140,796	17,974,017
Public Storage	21,925	5,689,538
Realty Income Corp.	21,753	1,226,217
Regency Centers Corp.	56,534	3,902,542
Simon Property Group, Inc.	49,205	9,108,338
SL Green Realty Corp.	18,086	829,605
†Terawulf, Inc.	25,974	298,441
UDR, Inc.	156,049	5,723,877
VICI Properties, Inc.	164,637	4,629,592
Welltower, Inc.	75,853	14,079,075
		157,046,959
Total Common Stock (Cost $207,364,074)		248,538,154

MONEY MARKET FUND–0.79%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 3.74%)	2,001,246	2,001,246
Total Money Market Fund (Cost $2,001,246)		2,001,246

TOTAL INVESTMENTS–99.45% (Cost $209,365,320)	250,539,400
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.55%	1,385,683
NET ASSETS APPLICABLE TO 32,415,168 SHARES OUTSTANDING–100.00%	$251,925,083
NET ASSET VALUE PER SHARE–LVIP BLACKROCK REAL ESTATE FUND STANDARD CLASS ($174,722,131 / 22,369,473 Shares)	$7.811
NET ASSET VALUE PER SHARE–LVIP BLACKROCK REAL ESTATE FUND SERVICE CLASS ($77,202,952 / 10,045,695 Shares)	$7.685
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$247,478,406
Distributable earnings/(accumulated loss)	4,446,677
TOTAL NET ASSETS	$251,925,083

ΔSecurities have been classified by country of origin.
†Non-income producing.
LVIP BlackRock Real Estate Fund-2

LVIP BlackRock Real Estate Fund
Statement of Net Assets (continued)

★Includes $10,000 cash collateral held at broker for certain open bilateral derivatives, $143,219 payable for securities purchased, $355,058 payable for fund shares redeemed, $20,000 cash collateral due to brokers for certain open bilateral derivatives, $37,536 other accrued expenses payable, $174,638 due to manager and affiliates, $19,118 payable for audit fee and $17,527 payable for fund accounting fee as of
December 31, 2025.

The following foreign currency exchange contracts and swap contracts were outstanding at December 31, 2025:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	AUD	2,751,000	USD	(1,828,005)	1/15/26	$8,055	$—
BOA	AUD	(127,000)	USD	85,029	1/15/26	267	—
BOA	SGD	1,648,000	USD	(1,277,466)	1/15/26	5,962	—
BRC	AUD	(262,000)	USD	175,556	1/15/26	693	—
BRC	EUR	463,000	USD	(540,177)	1/15/26	4,337	—
BRC	EUR	(48,000)	USD	55,306	1/15/26	—	(1,145)
BRC	GBP	93,000	USD	(124,107)	1/15/26	1,250	—
BRC	JPY	(39,560,000)	USD	258,776	1/15/26	5,873	—
BRC	JPY	33,597,000	USD	(218,469)	1/15/26	—	(3,687)
BRC	SEK	(1,201,000)	USD	127,352	1/15/26	—	(3,205)
BRC	SGD	(61,000)	USD	47,510	1/15/26	4	—
CBK	AUD	(3,633,000)	USD	2,360,146	1/15/26	—	(64,576)
CBK	CHF	(27,000)	USD	34,207	1/15/26	63	—
CBK	EUR	(113,000)	USD	131,667	1/15/26	—	(1,227)
CBK	GBP	(89,000)	USD	117,270	1/15/26	—	(2,695)
CBK	HKD	13,886,000	USD	(1,786,894)	1/15/26	—	(1,675)
CBK	NZD	891,000	USD	(512,532)	1/15/26	795	—
CBK	SGD	(143,000)	USD	111,135	1/15/26	—	(230)
DB	AUD	(81,000)	USD	52,779	1/15/26	—	(1,282)
DB	CAD	367,000	USD	(262,595)	1/15/26	4,978	—
DB	EUR	(235,000)	USD	272,932	1/15/26	—	(3,441)
DB	GBP	(1,187,000)	USD	1,583,495	1/15/26	—	(16,494)
DB	JPY	(93,018,000)	USD	600,430	1/15/26	5,775	—
DB	JPY	64,032,000	USD	(407,990)	1/15/26	1,360	—
GSI	AUD	1,575,000	USD	(1,058,523)	1/15/26	—	(7,343)
GSI	SEK	(2,636,000)	USD	287,043	1/15/26	492	—
HSBC	CAD	129,000	USD	(92,518)	1/15/26	1,534	—
HSBC	CHF	1,876,000	USD	(2,366,323)	1/15/26	5,997	—
HSBC	EUR	51,000	USD	(59,177)	1/15/26	802	—
HSBC	EUR	(14,000)	USD	16,434	1/15/26	—	(31)
HSBC	GBP	(202,000)	USD	266,674	1/15/26	—	(5,607)
HSBC	GBP	101,000	USD	(136,427)	1/15/26	—	(287)
HSBC	HKD	2,286,000	USD	(294,358)	1/15/26	—	(464)
HSBC	HKD	(2,072,000)	USD	266,480	1/15/26	99	—
HSBC	JPY	(88,956,000)	USD	574,821	1/15/26	6,133	—
HSBC	JPY	68,915,000	USD	(445,977)	1/15/26	—	(5,410)
HSBC	SGD	448,000	USD	(345,532)	1/15/26	3,361	—
HSBC	SGD	(662,000)	USD	510,009	1/15/26	—	(5,544)
JPM	AUD	350,000	USD	(228,019)	1/15/26	5,576	—
JPM	AUD	(220,000)	USD	141,941	1/15/26	—	(4,890)
JPM	CHF	(81,000)	USD	102,777	1/15/26	348	—
JPM	EUR	6,000	USD	(6,952)	1/15/26	104	—
JPM	EUR	(20,000)	USD	23,561	1/15/26	40	—
JPM	GBP	244,000	USD	(319,985)	1/15/26	8,909	—
JPM	HKD	(1,441,000)	USD	185,471	1/15/26	213	—
JPM	JPY	(55,164,000)	USD	368,960	1/15/26	16,302	—
JPM	JPY	9,626,000	USD	(61,857)	1/15/26	—	(318)
JPM	KRW	393,571,000	USD	(277,522)	1/15/26	—	(4,818)
JPM	SEK	(756,000)	USD	80,816	1/15/26	—	(1,367)
SCB	CHF	184,000	USD	(229,494)	1/15/26	3,185	—
SCB	EUR	(744,000)	USD	868,811	1/15/26	—	(6,174)
SCB	EUR	280,000	USD	(329,704)	1/15/26	—	(409)
SCB	GBP	538,000	USD	(711,350)	1/15/26	13,834	—
LVIP BlackRock Real Estate Fund-3

LVIP BlackRock Real Estate Fund
Statement of Net Assets (continued)
Foreign Currency Exchange Contracts1 (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SCB	JPY	2,787,000	USD	(18,483)	1/15/26	$—	$(666)
SCB	JPY	(165,677,000)	USD	1,063,741	1/15/26	4,584	—
SSB	AUD	198,000	USD	(129,765)	1/15/26	2,384	—
SSB	AUD	(72,000)	USD	46,655	1/15/26	—	(1,399)
SSB	CAD	913,000	USD	(654,371)	1/15/26	11,281	—
SSB	DKK	4,000	USD	(626)	1/15/26	4	—
SSB	EUR	402,000	USD	(469,105)	1/15/26	3,670	—
SSB	EUR	(112,000)	USD	130,155	1/15/26	—	(1,563)
SSB	EUR	(4,000)	USD	4,717	1/15/26	13	—
SSB	GBP	44,000	USD	(58,272)	1/15/26	1,037	—
SSB	GBP	(72,000)	USD	96,371	1/15/26	—	(680)
SSB	HKD	(17,055,000)	USD	2,194,900	1/15/26	2,266	—
SSB	ILS	3,293,000	USD	(999,836)	1/15/26	34,144	—
SSB	JPY	430,178,743	USD	(2,805,619)	1/15/26	—	(55,525)
SSB	JPY	(21,272,000)	USD	138,982	1/15/26	2,992	—
SSB	NOK	1,729,000	USD	(170,796)	1/15/26	750	—
SSB	SEK	3,931,000	USD	(415,833)	1/15/26	11,494	—
SSB	SEK	(452,000)	USD	48,440	1/15/26	—	(696)
SSB	SGD	124,000	USD	(96,175)	1/15/26	394	—
SSB	SGD	11,000	USD	(8,580)	1/15/26	—	(13)
UBS	CAD	81,000	USD	(57,991)	1/15/26	1,064	—
UBS	EUR	(517,000)	USD	601,935	1/15/26	—	(6,085)
UBS	JPY	(156,642,000)	USD	1,013,976	1/15/26	12,578	—
UBS	SGD	(539,000)	USD	416,444	1/15/26	—	(3,318)
Total Foreign Currency Exchange Contracts						$194,996	$(212,264)
Swap Contract
Contracts For Difference (CFD) Swap Contracts
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[2]	Termination Date[3]	Notional Amount[4]		Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Long Equities
Italy
GSI - Infrastrutture Wireless Italiane SpA - Monthly	30,905	0.13%	1/15/2025	EUR	233,951	$11,062	$11,062	$—
Total CFD Swap Contract							$11,062	$—

The use of foreign currency exchange contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Financing Rates are based on multiple financing rate benchmarks. The Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 10-180 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the
1-Day USD Overnight Bank Funding Rate.

[3] Date reflected is the next payment date. Contracts have an open-ended maturity date.
[4] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:
AUD–Australian Dollar
BOA–Bank of America
BRC–Barclays Bank
CAD–Canadian Dollar
CBK–Citibank NA
CHF–Swiss Franc
DB–Deutsche Bank
DKK–Danish Krone
LVIP BlackRock Real Estate Fund-4

LVIP BlackRock Real Estate Fund
Statement of Net Assets (continued)
Summary of Abbreviations: (continued)
EUR–Euro
GBP–British Pound Sterling
GSI–Goldman Sachs International
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
ILS–Israeli Shekel
JPM–JPMorgan Chase Bank NA
JPY–Japanese Yen
KRW–South Korean Won
NOK–Norwegian Krone
NZD–New Zealand Dollar
REIT–Real Estate Investment Trust
SCB–Standard Chartered Bank
SEK–Swedish Krona
SGD–Singapore Dollar
SSB–State Street Bank
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Real Estate Fund-5

LVIP BlackRock Real Estate Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$8,461,591
Interest	74,553
Foreign taxes withheld	(219,112)
8,317,032
EXPENSES:
Management fees	1,862,887
Distribution fees-Service Class	195,299
Professional fees	77,695
Shareholder servicing fees	74,279
Custodian fees	73,959
Accounting and administration expenses	73,787
Consulting fees	14,467
Reports and statements to shareholders	12,931
Pricing fees	11,405
Trustees’ fees and expenses	7,490
Other	38,739
2,442,938
Less:
Management fees waived	(50,537)
Total operating expenses	2,392,401
NET INVESTMENT INCOME	5,924,631
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	10,858,870
Foreign currencies	121,658
Foreign currency exchange contracts	(161,585)
Swap contracts	112,357
Net realized gain	10,931,300
Net change in unrealized appreciation (depreciation) of:
Investments	3,733,306
Foreign currencies	25,381
Foreign currency exchange contracts	482,181
Swap contracts	11,062
Net change in unrealized appreciation (depreciation)	4,251,930
NET REALIZED AND UNREALIZED GAIN	15,183,230
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,107,861
See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock Real Estate Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,924,631	$6,691,122
Net realized gain	10,931,300	20,254,022
Net change in unrealized appreciation (depreciation)	4,251,930	(23,363,256)
Net increase in net assets resulting from operations	21,107,861	3,581,888
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(5,505,022)	(4,923,607)
Service Class	(2,348,660)	(1,857,148)
Return of capital:
Standard Class	(481,027)	(340,851)
Service Class	(211,093)	(130,391)
	(8,545,802)	(7,251,997)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	23,616,197	26,456,707
Service Class	11,012,097	11,408,582
Reinvestment of dividends and distributions:
Standard Class	5,986,049	5,264,458
Service Class	2,559,753	1,987,539
	43,174,096	45,117,286
Cost of shares redeemed:
Standard Class	(51,407,774)	(79,473,780)
Service Class	(16,995,879)	(19,203,781)
	(68,403,653)	(98,677,561)
Decrease in net assets derived from capital share transactions	(25,229,557)	(53,560,275)
NET DECREASE IN NET ASSETS	(12,667,498)	(57,230,384)
NET ASSETS:
Beginning of year	264,592,581	321,822,965
End of year	$251,925,083	$264,592,581
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Real Estate Fund-6

LVIP BlackRock Real Estate Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Real Estate Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$7.430	$7.511	$6.835	$10.027	$8.712
Income (loss) from investment operations:
Net investment income[1]	0.186	0.181	0.176	0.185	0.246
Net realized and unrealized gain (loss)	0.473	(0.049)	0.710	(3.052)	2.146
Total from investment operations	0.659	0.132	0.886	(2.867)	2.392
Less dividends and distributions from:
Net investment income	(0.257)	(0.201)	(0.210)	(0.099)	(0.687)
Net realized gain	—	—	—	(0.200)	(0.390)
Return of capital	(0.021)	(0.012)	—	(0.026)	—
Total dividends and distributions	(0.278)	(0.213)	(0.210)	(0.325)	(1.077)
Net asset value, end of period	$7.811	$7.430	$7.511	$6.835	$10.027
Total return[2]	8.92%	1.61%	13.06%	(28.64% )	28.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$174,722	$187,887	$238,518	$251,437	$372,538
Ratio of expenses to average net assets	0.86%	0.83%	0.82%	0.81%	0.79%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.88%	0.85%	0.84%	0.83%	0.81%
Ratio of net investment income to average net assets	2.39%	2.40%	2.53%	2.27%	2.47%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.37%	2.38%	2.51%	2.25%	2.45%
Portfolio turnover	103%	60%	69%	79%	77%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Real Estate Fund-7

LVIP BlackRock Real Estate Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock Real Estate Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$7.315	$7.398	$6.735	$9.885	$8.602
Income (loss) from investment operations:
Net investment income[1]	0.164	0.160	0.156	0.162	0.218
Net realized and unrealized gain (loss)	0.464	(0.050)	0.699	(3.007)	2.117
Total from investment operations	0.628	0.110	0.855	(2.845)	2.335
Less dividends and distributions from:
Net investment income	(0.237)	(0.181)	(0.192)	(0.079)	(0.662)
Net realized gain	—	—	—	(0.200)	(0.390)
Return of capital	(0.021)	(0.012)	—	(0.026)	—
Total dividends and distributions	(0.258)	(0.193)	(0.192)	(0.305)	(1.052)
Net asset value, end of period	$7.685	$7.315	$7.398	$6.735	$9.885
Total return[2]	8.63%	1.36%	12.79%	(28.82% )	27.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$77,203	$76,706	$83,305	$81,350	$115,839
Ratio of expenses to average net assets	1.11%	1.08%	1.07%	1.06%	1.04%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.13%	1.10%	1.09%	1.08%	1.06%
Ratio of net investment income to average net assets	2.14%	2.15%	2.28%	2.02%	2.22%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.12%	2.13%	2.26%	2.00%	2.20%
Portfolio turnover	103%	60%	69%	79%	77%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock Real Estate Fund-8

LVIP BlackRock Real Estate Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock Real Estate Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek total return through a combination of current income and long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in
LVIP BlackRock Real Estate Fund-9

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2025, the value and cost of foreign currency held by the LVIP BlackRock Real Estate Fund is $350,468 and $350,287 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended December 31, 2025.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.73% of the first $250 million of the Fund’s average daily net assets; and 0.63% of the Fund’s average daily net assets in excess of $250 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.02% of the first $250 million of the Fund’s average daily net assets; 0.01% of the next $500 million; and 0.00% of the Fund’s average daily net assets in excess of $750 million.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund's investment portfolio. For these services, LFI, not the Fund, pays  a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$21,327
Legal	3,528
LVIP BlackRock Real Estate Fund-10

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $7,297 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$151,800
Distribution fees payable to LFD	16,598
Printing and mailing fees payable to Lincoln Life	33
Shareholder servicing fees payable to Lincoln Life	6,207
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$262,738,659
Sales	287,365,716
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$216,630,950
Aggregate unrealized appreciation of investments and derivatives	$40,120,425
Aggregate unrealized depreciation of investments and derivatives	(6,196,597)
Net unrealized appreciation of investments and derivatives	$33,923,828
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g.,
LVIP BlackRock Real Estate Fund-11

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$16,146,913	$—	$16,146,913
Belgium	—	1,558,023	—	1,558,023
Canada	4,088,045	—	—	4,088,045
France	—	4,365,484	—	4,365,484
Germany	968,530	5,104,825	—	6,073,355
Hong Kong	—	8,478,002	—	8,478,002
Italy	—	749,349	—	749,349
Japan	1,512,384	23,267,634	—	24,780,018
Singapore	—	7,269,496	—	7,269,496
Spain	—	2,694,413	—	2,694,413
Sweden	1,807,078	2,983,869	—	4,790,947
Switzerland	—	1,504,079	—	1,504,079
United Kingdom	—	8,993,071	—	8,993,071
United States	157,046,959	—	—	157,046,959
Money Market Fund	2,001,246	—	—	2,001,246
Total Investments	$167,424,242	$83,115,158	$—	$250,539,400
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$194,996	$—	$194,996
Swap Contract	$—	$11,062	$—	$11,062
Liabilities:
Foreign Currency Exchange Contracts	$—	$(212,264)	$—	$(212,264)
There were no Level 3 investments at the beginning or end of the year.
As a result of utilizing International fair value pricing at December 31, 2025, a portion of the Fund's portfolio investments was categorized as Level 2.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales and swaps, mark-to-market adjustments on certain derivatives and Passive Foreign Investment Companies ("PFICs") and outstanding straddle loss deferrals.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$7,853,682	$6,780,755
Return of capital	692,120	471,242
Total	$8,545,802	$7,251,997
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Capital loss carryforward	$(29,464,854)
Other temporary differences	(12,297)
Net unrealized appreciation	33,923,828
Distributable earnings/(accumulated loss)	$4,446,677
LVIP BlackRock Real Estate Fund-12

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 5. Components of Distributable Earnings on a Tax Basis (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, the Fund recorded the following permanent reclassifications primarily due to related to true-up adjustment from PY F/S to tax return:
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$(18,803)	$18,803
As of December 31, 2025, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$22,131,610	$7,333,244	$29,464,854
In 2025, the Fund utilized $4,497,183 of capital loss carryforwards.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	3,023,637	3,523,751
Service Class	1,441,176	1,537,468
Shares reinvested:
Standard Class	777,005	668,975
Service Class	337,609	256,088
	5,579,427	5,986,282
Shares redeemed:
Standard Class	(6,718,057)	(10,661,125)
Service Class	(2,219,279)	(2,568,458)
	(8,937,336)	(13,229,583)
Net decrease	(3,357,909)	(7,243,301)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
LVIP BlackRock Real Estate Fund-13

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the year ended December 31, 2025, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Contracts for Difference — The Fund may enter into CFDs. CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded over-the-counter. CFDs are not registered with the U.S. Securities and Exchange Commission or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.
CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Periodic payments made or received are recorded as realized gains or losses.
During the year ended December 31, 2025, the Fund used contracts for difference to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statement of Net Assets.
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Receivables and other assets net of liabilities	$194,996	Receivables and other assets net of liabilities	$(212,264)
Swap contracts (Equity contracts)	Receivables and other assets net of liabilities	11,062	Receivables and other assets net of liabilities	—
Total		$206,058		$(212,264)
LVIP BlackRock Real Estate Fund-14

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(161,585)	$482,181
Swap contracts (Equity contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	112,357	11,062
Total		$(49,228)	$493,243
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$18,979,457	$16,182,932
Contracts for difference swap contract (average notional volume)	15,042	—
At December 31, 2025, the Fund received cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
Goldman Sachs International	$20,000
Total	$20,000
At December 31, 2025, the Fund posted cash collateral for certain open bilateral derivatives as follows:
Broker	Cash Collateral
JPMorgan Chase Bank	$10,000
Total	$10,000
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
LVIP BlackRock Real Estate Fund-15

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
At December 31, 2025, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America N.A.	$14,284	$—	$14,284
Barclays Bank PLC	12,157	(8,037)	4,120
Citigroup Global Markets	858	(70,403)	(69,545)
Deutsche Bank	12,113	(21,217)	(9,104)
Goldman Sachs International	11,554	(7,343)	4,211
Hong Kong Shanghai Bank	17,926	(17,343)	583
JPMorgan Chase Bank	31,492	(11,393)	20,099
Standard Chartered Bank	21,603	(7,249)	14,354
State Street Bank & Trust Company	70,429	(59,876)	10,553
UBS AG	13,642	(9,403)	4,239
Total	$206,058	$(212,264)	$(6,206)

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America N.A.	$14,284	$—	$—	$—	$—	$14,284
Barclays Bank PLC	4,120	—	—	—	—	4,120
Citigroup Global Markets	(69,545)	—	—	—	—	(69,545)
Deutsche Bank	(9,104)	—	—	—	—	(9,104)
Goldman Sachs International	4,211	—	(4,211)	—	—	—
Hong Kong Shanghai Bank	583	—	—	—	—	583
JPMorgan Chase Bank	20,099	—	—	—	—	20,099
Standard Chartered Bank	14,354	—	—	—	—	14,354
State Street Bank & Trust Company	10,553	—	—	—	—	10,553
UBS AG	4,239	—	—	—	—	4,239
Total	$(6,206)	$—	$(4,211)	$—	$—	$(10,417)

[1]	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
9. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
LVIP BlackRock Real Estate Fund-16

LVIP BlackRock Real Estate Fund
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock Real Estate Fund-17

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP BlackRock Real Estate Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP BlackRock Real Estate Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP BlackRock Real Estate Fund–18

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.71%
Equity Funds–67.79%
iShares Core S&P 500 ETF	245,053	$167,846,602
iShares Core S&P Mid-Cap ETF	619,655	40,897,230
iShares Edge MSCI Min Vol USA ETF	1,516,904	142,831,680
iShares Russell 2000 ETF	213,455	52,544,083
		404,119,595
Fixed Income Funds–28.79%
iShares Broad USD Investment Grade Corporate Bond ETF	553,601	28,659,924
iShares Core U.S. Aggregate Bond ETF	857,316	85,628,722
iShares Core U.S. Treasury Bond ETF	1,245,570	28,679,249
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
iShares MBS ETF	301,312	$28,690,929
		171,658,824
Money Market Fund–3.13%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	18,679,804	18,679,804
		18,679,804
Total Investment Companies (Cost $372,320,744)		594,458,223

TOTAL INVESTMENTS–99.71% (Cost $372,320,744)	594,458,223
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	1,731,828
NET ASSETS APPLICABLE TO 41,088,461 SHARES OUTSTANDING–100.00%	$596,190,051
NET ASSET VALUE PER SHARE–LVIP BLACKROCK U.S. GROWTH ETF ALLOCATION MANAGED RISK FUND STANDARD CLASS ($30,094,471 / 2,069,813 Shares)	$14.540
NET ASSET VALUE PER SHARE–LVIP BLACKROCK U.S. GROWTH ETF ALLOCATION MANAGED RISK FUND SERVICE CLASS ($566,095,580 / 39,018,648 Shares)	$14.508
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$459,276,665
Distributable earnings/(accumulated loss)	136,913,386
TOTAL NET ASSETS	$596,190,051

★Includes $1,176,631 cash collateral held at broker for futures contracts, $195,927 payable for fund shares redeemed, $7,711 other accrued expenses payable, $309,912 due to manager and affiliates, $147,941 variation margin due to broker on futures contracts, $17,071 payable for audit fee and $14,831 payable for fund accounting fee as of December 31, 2025.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-1

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at December 31, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
19	CME E-mini Russell 2000 Index Futures	$2,373,100	$2,444,719	3/20/26	$—	$(71,619)
35	CME E-mini S&P 500 Index Futures	12,061,875	12,055,401	3/20/26	6,474	—
10	CME E-mini S&P MidCap 400 Index Futures	3,325,200	3,376,863	3/20/26	—	(51,663)
Total Futures Contracts					$6,474	$(123,282)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
ETF–Exchange-Traded Fund
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-2

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$13,260,049
EXPENSES:
Distribution fees-Service Class	1,994,685
Management fees	1,495,023
Shareholder servicing fees	173,423
Accounting and administration expenses	99,572
Professional fees	49,723
Custodian fees	18,450
Trustees’ fees and expenses	17,411
Reports and statements to shareholders	13,847
Consulting fees	8,217
Pricing fees	2,306
Other	18,044
3,890,701
Less:
Management fees waived	(29,901)
Total operating expenses	3,860,800
NET INVESTMENT INCOME	9,399,249
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	24,200,715
Futures contracts	(7,300,162)
Net realized gain	16,900,553
Net change in unrealized appreciation (depreciation) of:
Investments	22,560,355
Futures contracts	634,537
Net change in unrealized appreciation (depreciation)	23,194,892
NET REALIZED AND UNREALIZED GAIN	40,095,445
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$49,494,694
See accompanying notes, which are an integral part of the financial statements.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$9,399,249	$9,785,041
Net realized gain	16,900,553	29,629,859
Net change in unrealized appreciation (depreciation)	23,194,892	35,630,226
Net increase in net assets resulting from operations	49,494,694	75,045,126
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(1,266,259)	(609,306)
Service Class	(22,729,201)	(10,791,068)
	(23,995,460)	(11,400,374)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	3,163,172	3,760,904
Service Class	30,475,523	32,282,018
Reinvestment of dividends and distributions:
Standard Class	1,266,259	609,306
Service Class	22,729,201	10,791,068
	57,634,155	47,443,296
Cost of shares redeemed:
Standard Class	(3,007,739)	(2,887,437)
Service Class	(94,820,962)	(100,945,469)
	(97,828,701)	(103,832,906)
Decrease in net assets derived from capital share transactions	(40,194,546)	(56,389,610)
NET INCREASE (DECREASE) IN NET ASSETS	(14,695,312)	7,255,142
NET ASSETS:
Beginning of year	610,885,363	603,630,221
End of year	$596,190,051	$610,885,363
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-3

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.930	$12.557	$11.387	$14.317	$13.260
Income (loss) from investment operations:
Net investment income[1]	0.272	0.262	0.229	0.179	0.144
Net realized and unrealized gain (loss)	0.973	1.422	1.179	(2.546)	1.773
Total from investment operations	1.245	1.684	1.408	(2.367)	1.917
Less dividends and distributions from:
Net investment income	(0.273)	(0.273)	(0.238)	(0.175)	(0.176)
Net realized gain	(0.362)	(0.038)	—	(0.388)	(0.684)
Total dividends and distributions	(0.635)	(0.311)	(0.238)	(0.563)	(0.860)
Net asset value, end of period	$14.540	$13.930	$12.557	$11.387	$14.317
Total return[2]	8.97%	13.42%	12.35%	(16.51% )	14.66%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$30,094	$27,473	$23,354	$20,600	$22,196
Ratio of expenses to average net assets[3]	0.31%	0.31%	0.31%	0.31%	0.30%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.32%	0.32%	0.32%	0.32%	0.31%
Ratio of net investment income to average net assets	1.91%	1.93%	1.94%	1.44%	1.03%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.90%	1.92%	1.93%	1.43%	1.02%
Portfolio turnover	9%	6%	5%	7%	6%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-4

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.903	$12.532	$11.367	$14.291	$13.241
Income (loss) from investment operations:
Net investment income[1]	0.221	0.213	0.187	0.135	0.094
Net realized and unrealized gain (loss)	0.968	1.419	1.173	(2.539)	1.768
Total from investment operations	1.189	1.632	1.360	(2.404)	1.862
Less dividends and distributions from:
Net investment income	(0.222)	(0.223)	(0.195)	(0.132)	(0.128)
Net realized gain	(0.362)	(0.038)	—	(0.388)	(0.684)
Total dividends and distributions	(0.584)	(0.261)	(0.195)	(0.520)	(0.812)
Net asset value, end of period	$14.508	$13.903	$12.532	$11.367	$14.291
Total return[2]	8.58%	13.03%	11.96%	(16.81% )	14.26%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$566,096	$583,412	$580,276	$550,993	$687,727
Ratio of expenses to average net assets[3]	0.66%	0.66%	0.66%	0.66%	0.65%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.67%	0.67%	0.67%	0.67%	0.66%
Ratio of net investment income to average net assets	1.56%	1.58%	1.59%	1.09%	0.68%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.55%	1.57%	1.58%	1.08%	0.67%
Portfolio turnover	9%	6%	5%	7%	6%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-5

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (the “Fund”).  The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln  Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such Underlying ETFs (collectively,  the “Underlying Funds”). The Underlying Funds invest in U.S. stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to company investments, the Fund may invest in individual securities, such as money market instruments, and employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek a balance between current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-6

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
BlackRock Investment Management LLC (“BlackRock”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays BlackRock a fee based on the Fund’s average daily net assets.
Milliman Financial Risk Management LLC (“Milliman”) is responsible for managing the Fund’s managed risk strategy. For these services, LFI, not the Fund, pays Milliman a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$49,615
Legal	8,222
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $4,293 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$125,181
Distribution fees payable to LFD	169,914
Shareholder servicing fees payable to Lincoln Life	14,817
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-7

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$52,112,719
Sales	113,855,539
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$382,424,639
Aggregate unrealized appreciation of investments and derivatives	$221,600,726
Aggregate unrealized depreciation of investments and derivatives	(9,567,142)
Net unrealized appreciation of investments and derivatives	$212,033,584
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$594,458,223	$—	$—	$594,458,223
Derivatives:
Assets:
Futures Contract	$6,474	$—	$—	$6,474
Liabilities:
Futures Contracts	$(123,282)	$—	$—	$(123,282)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales, mark-to-market adjustments on certain derivatives and outstanding straddle loss deferrals.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-8

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 4. Dividend and Distribution Information (continued)
	Year Ended
	12/31/25	12/31/24
Ordinary income	$23,995,460	$11,400,374
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$22,091,543
Undistributed long-term capital gains	3,229,964
Other temporary differences	(100,441,705)
Net unrealized appreciation	212,033,584
Distributable earnings/(accumulated loss)	$136,913,386
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	221,522	277,890
Service Class	2,155,249	2,339,108
Shares reinvested:
Standard Class	86,744	43,915
Service Class	1,563,456	779,219
	4,026,971	3,440,132
Shares redeemed:
Standard Class	(210,618)	(209,501)
Service Class	(6,664,274)	(7,457,085)
	(6,874,892)	(7,666,586)
Net decrease	(2,847,921)	(4,226,454)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-9

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$6,474	Receivables and other assets net of liabilities	$(123,282)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(7,300,162)	$634,537
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$17,309,386	$—
9. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. The Fund invests primarily in other regulated investment
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-10

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes to Financial Statements (continued)
 11. Recent Accounting Pronouncements (continued)
companies and management of the Fund has evaluated the impact of the adoption of ASU 2023-09. For the current reporting period, the Fund did not incur material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in these financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund-11

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–12

LVIP Blended Large Cap Growth Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP Blended Large Cap Growth Managed Volatility Fund

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
COMMON STOCK–94.87%
Aerospace & Defense–1.54%
General Electric Co.	48,938	$15,074,372
HEICO Corp.	8,844	2,861,830
Howmet Aerospace, Inc.	37,659	7,720,848
		25,657,050
Automobile Components–0.10%
BorgWarner, Inc.	35,758	1,611,255
		1,611,255
Automobiles–2.12%
Ferrari NV	15,854	5,859,004
†Tesla, Inc.	65,317	29,374,361
		35,233,365
Banks–0.34%
Bank of America Corp.	101,710	5,594,050
		5,594,050
Beverages–1.87%
†Celsius Holdings, Inc.	136,600	6,248,084
Coca-Cola Co.	136,422	9,537,262
†Monster Beverage Corp.	200,952	15,406,990
		31,192,336
Biotechnology–1.96%
AbbVie, Inc.	15,311	3,498,410
†Alnylam Pharmaceuticals, Inc.	4,925	1,958,426
†Argenx SE ADR	2,510	2,110,784
†Exelixis, Inc.	132,537	5,809,097
†Genmab AS ADR	81,089	2,497,541
†Vertex Pharmaceuticals, Inc.	36,060	16,348,162
†Viking Therapeutics, Inc.	11,270	396,479
		32,618,899
Broadline Retail–5.31%
†Amazon.com, Inc.	383,050	88,415,601
		88,415,601
Building Products–0.10%
†Trex Co., Inc.	45,917	1,610,768
		1,610,768
Capital Markets–0.70%
Ameriprise Financial, Inc.	7,648	3,750,120
Cboe Global Markets, Inc.	29,792	7,477,792
Houlihan Lokey, Inc.	2,666	464,391
		11,692,303
Chemicals–0.48%
Sherwin-Williams Co.	24,465	7,927,394
		7,927,394
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies–0.66%
†Copart, Inc.	136,687	$5,351,296
Rollins, Inc.	93,454	5,609,109
		10,960,405
Communications Equipment–0.14%
Motorola Solutions, Inc.	6,113	2,343,235
		2,343,235
Construction & Engineering–0.14%
Comfort Systems USA, Inc.	2,502	2,335,092
		2,335,092
Consumer Finance–0.41%
OneMain Holdings, Inc.	6,815	460,353
†SoFi Technologies, Inc.	35,956	941,328
Synchrony Financial	65,170	5,437,133
		6,838,814
Consumer Staples Distribution & Retail–1.28%
Casey's General Stores, Inc.	2,155	1,191,090
Costco Wholesale Corp.	17,933	15,464,343
Sysco Corp.	63,816	4,702,601
		21,358,034
Diversified Consumer Services–0.45%
†Bright Horizons Family Solutions, Inc.	59,624	6,045,874
†Duolingo, Inc.	6,993	1,227,272
†Grand Canyon Education, Inc.	1,066	177,286
		7,450,432
Electrical Equipment–0.17%
Vertiv Holdings Co. Class A	17,317	2,805,527
		2,805,527
Electronic Equipment, Instruments & Components–0.47%
Amphenol Corp. Class A	19,537	2,640,230
Jabil, Inc.	22,491	5,128,398
		7,768,628
Entertainment–2.38%
†Netflix, Inc.	408,845	38,333,307
†ROBLOX Corp. Class A	16,817	1,362,682
		39,695,989
Financial Services–3.66%
†Corpay, Inc.	2,928	881,123
Mastercard, Inc. Class A	6,386	3,645,640
†Toast, Inc. Class A	73,030	2,593,295
Visa, Inc. Class A	153,353	53,782,431
		60,902,489
LVIP Blended Large Cap Growth Managed Volatility Fund-1

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation–0.33%
†Saia, Inc.	15,882	$5,185,791
†Uber Technologies, Inc.	3,757	306,984
		5,492,775
Health Care Equipment & Supplies–2.62%
Abbott Laboratories	49,080	6,149,233
†Boston Scientific Corp.	68,179	6,500,868
†Dexcom, Inc.	43,220	2,868,511
†Inspire Medical Systems, Inc.	8,826	814,022
†Insulet Corp.	5,847	1,661,951
†Intuitive Surgical, Inc.	23,377	13,239,798
†Penumbra, Inc.	6,633	2,062,266
Stryker Corp.	29,469	10,357,470
		43,654,119
Health Care Providers & Services–0.95%
†DaVita, Inc.	9,536	1,083,385
McKesson Corp.	12,332	10,115,816
UnitedHealth Group, Inc.	14,158	4,673,698
		15,872,899
Health Care Technology–0.66%
†Veeva Systems, Inc. Class A	49,228	10,989,166
		10,989,166
Hotels, Restaurants & Leisure–3.28%
†Airbnb, Inc. Class A	60,808	8,252,862
Aramark	18,181	670,152
†Cava Group, Inc.	52,790	3,098,245
†Chipotle Mexican Grill, Inc.	208,807	7,725,859
†Dutch Bros, Inc. Class A	42,853	2,623,461
Expedia Group, Inc.	26,223	7,429,238
Hilton Worldwide Holdings, Inc.	4,358	1,251,836
†Norwegian Cruise Line Holdings Ltd.	26,489	591,234
Royal Caribbean Cruises Ltd.	27,764	7,743,935
Texas Roadhouse, Inc.	27,776	4,610,816
†Viking Holdings Ltd.	95,288	6,804,516
Wyndham Hotels & Resorts, Inc.	51,347	3,879,779
		54,681,933
Household Durables–0.13%
Garmin Ltd.	10,290	2,087,326
		2,087,326
Insurance–0.66%
Erie Indemnity Co. Class A	4,526	1,297,378
Kinsale Capital Group, Inc.	9,675	3,784,086
Progressive Corp.	26,043	5,930,512
		11,011,976
Interactive Media & Services–11.14%
Alphabet, Inc. Class C	338,915	106,351,527
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
Meta Platforms, Inc. Class A	106,635	$70,388,697
†Reddit, Inc. Class A	37,793	8,687,477
		185,427,701
IT Services–0.38%
†Cloudflare, Inc. Class A	5,530	1,090,240
†Shopify, Inc. Class A	32,686	5,261,465
		6,351,705
Life Sciences Tools & Services–1.04%
†Medpace Holdings, Inc.	11,032	6,196,123
†Mettler-Toledo International, Inc.	4,946	6,895,664
†Tempus AI, Inc.	4,051	239,211
†Waters Corp.	10,526	3,998,091
		17,329,089
Machinery–0.52%
Mueller Industries, Inc.	43,968	5,047,527
Otis Worldwide Corp.	42,049	3,672,980
		8,720,507
Marine Transportation–0.31%
†Kirby Corp.	46,213	5,091,748
		5,091,748
Media–0.07%
Fox Corp. Class A	16,737	1,222,973
		1,222,973
Metals & Mining–0.01%
Anglogold Ashanti PLC	3,004	256,181
		256,181
Pharmaceuticals–2.80%
Eli Lilly & Co.	43,133	46,354,172
Zoetis, Inc.	1,441	181,307
		46,535,479
Professional Services–1.00%
Broadridge Financial Solutions, Inc.	18,910	4,220,145
Equifax, Inc.	6,561	1,423,606
†ExlService Holdings, Inc.	55,119	2,339,250
Verisk Analytics, Inc.	38,566	8,626,828
		16,609,829
Residential REITs–0.13%
Camden Property Trust	19,096	2,102,088
		2,102,088
Semiconductors & Semiconductor Equipment–18.76%
Applied Materials, Inc.	18,814	4,835,010
ASML Holding NV.	4,782	5,116,071
†Astera Labs, Inc.	15,844	2,635,808
LVIP Blended Large Cap Growth Managed Volatility Fund-2

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.	241,330	$83,524,313
†Credo Technology Group Holding Ltd.	3,230	464,765
†Enphase Energy, Inc.	21,963	703,914
NVIDIA Corp.	964,468	179,873,282
QUALCOMM, Inc.	36,883	6,308,837
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	56,069	17,038,808
Texas Instruments, Inc.	67,551	11,719,423
		312,220,231
Software–15.70%
†AppLovin Corp. Class A	12,256	8,258,338
†Autodesk, Inc.	9,281	2,747,269
†Cadence Design Systems, Inc.	19,726	6,165,953
†Crowdstrike Holdings, Inc. Class A	4,808	2,253,798
†Dynatrace, Inc.	9,461	410,040
†Fortinet, Inc.	93,055	7,389,498
Intuit, Inc.	15,658	10,372,172
†Manhattan Associates, Inc.	34,017	5,895,486
Microsoft Corp.	325,189	157,267,904
Oracle Corp.	68,857	13,420,918
†Palantir Technologies, Inc. Class A	50,468	8,970,687
†Palo Alto Networks, Inc.	48,819	8,992,460
Pegasystems, Inc.	16,962	1,012,971
†Procore Technologies, Inc.	48,170	3,503,886
†Rubrik, Inc. Class A	25,365	1,939,915
†Samsara, Inc. Class A	110,345	3,911,730
†ServiceNow, Inc.	101,705	15,580,189
†Workday, Inc. Class A	14,884	3,196,785
		261,289,999
Specialized REITs–0.07%
Lamar Advertising Co. Class A	8,876	1,123,524
		1,123,524
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–2.18%
†Carvana Co.	3,644	$1,537,841
†Chewy, Inc. Class A	4,053	133,952
Home Depot, Inc.	34,341	11,816,738
Murphy USA, Inc.	1,253	505,610
TJX Cos., Inc.	108,483	16,664,074
Tractor Supply Co.	112,997	5,650,980
		36,309,195
Technology Hardware, Storage & Peripherals–7.29%
Apple, Inc.	441,923	120,141,187
Western Digital Corp.	7,452	1,283,756
		121,424,943
Textiles, Apparel & Luxury Goods–0.27%
†On Holding AG Class A	77,356	3,595,507
Ralph Lauren Corp.	2,531	894,987
		4,490,494
Trading Companies & Distributors–0.29%
FTAI Aviation Ltd.	2,038	401,180
United Rentals, Inc.	5,418	4,384,896
		4,786,076
Total Common Stock (Cost $773,760,437)		1,579,093,622
RIGHTS–0.00%
=†ABIOMED, Inc.	11,753	11,988
Total Rights (Cost $11,988)		11,988

MONEY MARKET FUND–4.90%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.74%)	81,628,296	81,628,296
Total Money Market Fund (Cost $81,628,296)		81,628,296

TOTAL INVESTMENTS–99.77% (Cost $855,400,721)	1,660,733,906
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.23%	3,777,018
NET ASSETS APPLICABLE TO 31,122,417 SHARES OUTSTANDING–100.00%	$1,664,510,924
NET ASSET VALUE PER SHARE–LVIP BLENDED LARGE CAP GROWTH MANAGED VOLATILITY FUND STANDARD CLASS ($294,124,446 / 5,295,425 Shares)	$55.543
NET ASSET VALUE PER SHARE–LVIP BLENDED LARGE CAP GROWTH MANAGED VOLATILITY FUND SERVICE CLASS ($1,370,386,478 / 25,826,992 Shares)	$53.060
LVIP Blended Large Cap Growth Managed Volatility Fund-3

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Net Assets (continued)
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$753,702,493
Distributable earnings/(accumulated loss)	910,808,431
TOTAL NET ASSETS	$1,664,510,924

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $5,623,705 cash collateral held at broker for futures contracts, $730,632 payable for fund shares redeemed, $22,478 other accrued expenses payable, $1,193,124 due to manager and affiliates, $605,860 variation margin due to broker on futures contracts, $19,687 payable for audit fee and $47,829 payable for fund accounting fee as of December 31, 2025.

The following futures contracts were outstanding at December 31, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
225	CME E-mini S&P 500 Index Futures	$77,540,625	$77,495,432	3/20/26	$45,193	$—
5	CME E-mini S&P MidCap 400 Index Futures	1,662,600	1,687,851	3/20/26	—	(25,251)
Total Futures Contracts					$45,193	$(25,251)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
CME–Chicago Mercantile Exchange
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund-4

LVIP Blended Large Cap Growth Managed Volatility Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$12,274,805
Foreign taxes withheld	(43,182)
12,231,623
EXPENSES:
Management fees	12,112,232
Distribution fees-Service Class	3,503,817
Shareholder servicing fees	491,435
Accounting and administration expenses	309,191
Professional fees	80,401
Trustees’ fees and expenses	49,668
Reports and statements to shareholders	44,484
Custodian fees	30,177
Consulting fees	17,264
Pricing fees	7,476
Other	51,781
16,697,926
Less:
Management fees waived	(1,939,065)
Total operating expenses	14,758,861
NET INVESTMENT LOSS	(2,527,238)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	231,246,988
Futures contracts	(120,507,874)
Net realized gain	110,739,114
Net change in unrealized appreciation (depreciation) of:
Investments	(17,375,705)
Futures contracts	3,242,506
Net change in unrealized appreciation (depreciation)	(14,133,199)
NET REALIZED AND UNREALIZED GAIN	96,605,915
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$94,078,677
See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Large Cap Growth Managed Volatility Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(2,527,238)	$(1,284,423)
Net realized gain	110,739,114	220,903,901
Net change in unrealized appreciation (depreciation)	(14,133,199)	239,625,977
Net increase in net assets resulting from operations	94,078,677	459,245,455
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(18,297,824)	(15,991,586)
Service Class	(91,292,561)	(78,457,513)
	(109,590,385)	(94,449,099)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	7,034,006	5,798,709
Service Class	99,600,071	67,488,184
Reinvestment of dividends and distributions:
Standard Class	18,297,824	15,991,586
Service Class	91,292,561	78,457,513
	216,224,462	167,735,992
Cost of shares redeemed:
Standard Class	(43,836,723)	(40,017,337)
Service Class	(289,068,012)	(322,737,568)
	(332,904,735)	(362,754,905)
Decrease in net assets derived from capital share transactions	(116,680,273)	(195,018,913)
NET INCREASE (DECREASE) IN NET ASSETS	(132,191,981)	169,777,443
NET ASSETS:
Beginning of year	1,796,702,905	1,626,925,462
End of year	$1,664,510,924	$1,796,702,905
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund-5

LVIP Blended Large Cap Growth Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Large Cap Growth Managed Volatility Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21[1]
Net asset value, beginning of period	$56.055	$45.257	$33.861	$54.396	$45.414
Income (loss) from investment operations:
Net investment income (loss)[2]	0.031	0.071	0.164	0.065	(0.026)
Net realized and unrealized gain (loss)	3.014	13.702	11.399	(14.498)	14.057
Total from investment operations	3.045	13.773	11.563	(14.433)	14.031
Less dividends and distributions from:
Net investment income	—	(0.004)	(0.167)	—	—
Net realized gain	(3.557)	(2.971)	—	(6.102)	(5.049)
Total dividends and distributions	(3.557)	(2.975)	(0.167)	(6.102)	(5.049)
Net asset value, end of period	$55.543	$56.055	$45.257	$33.861	$54.396
Total return[3]	5.52%	30.41%	34.15%	(26.73% )	30.86%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$294,124	$315,950	$271,190	$221,031	$328,574
Ratio of expenses to average net assets	0.66%	0.66%	0.67%	0.68%	0.68%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.77%	0.77%	0.78%	0.79%	0.78%
Ratio of net investment income (loss) to average net assets	0.06%	0.14%	0.42%	0.15%	(0.05% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.05% )	0.03%	0.31%	0.04%	(0.15% )
Portfolio turnover	121%	122%	118%	122%	156%

[1]	Effective April 1, 2021, AllianceBernstein was added as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund-6

LVIP Blended Large Cap Growth Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Large Cap Growth Managed Volatility Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21[1]
Net asset value, beginning of period	$53.835	$43.663	$32.678	$52.909	$44.388
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.100)	(0.059)	0.063	(0.038)	(0.153)
Net realized and unrealized gain (loss)	2.882	13.206	10.987	(14.091)	13.723
Total from investment operations	2.782	13.147	11.050	(14.129)	13.570
Less dividends and distributions from:
Net investment income	—	(0.004)	(0.065)	—	—
Net realized gain	(3.557)	(2.971)	—	(6.102)	(5.049)
Total dividends and distributions	(3.557)	(2.975)	(0.065)	(6.102)	(5.049)
Net asset value, end of period	$53.060	$53.835	$43.663	$32.678	$52.909
Total return[3]	5.26%	30.09%	33.81%	(26.92% )	30.53%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,370,387	$1,480,753	$1,355,735	$1,149,701	$1,519,106
Ratio of expenses to average net assets	0.91%	0.91%	0.92%	0.93%	0.93%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.02%	1.02%	1.03%	1.04%	1.03%
Ratio of net investment income (loss) to average net assets	(0.19% )	(0.11% )	0.17%	(0.10% )	(0.30% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.30% )	(0.22% )	0.06%	(0.21% )	(0.40% )
Portfolio turnover	121%	122%	118%	122%	156%

[1]	Effective April 1, 2021, AllianceBernstein was added as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund-7

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a non-diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term growth of capital in a manner consistent with the preservation of capital.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Blended Large Cap Growth Managed Volatility Fund-8

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $6,180 for the year ended December 31, 2025. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $500 million of the Fund’s average daily net assets; and 0.70% of the Fund’s average daily net assets in excess of $500 million.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.165% on the first $100 million of average daily net assets of the Fund; 0.115% on the next $400 million; 0.110% on the next $1.5 billion; and 0.095% on the excess of $2 billion of average daily net assets of the Fund.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
AllianceBernstein LP (“AllianceBernstein”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays AllianceBernstein a fee based on AllianceBernstein’s managed portion of the Fund’s average daily net assets.
Goldman Sachs Asset Management, L.P. (“GSAM”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays GSAM a fee based on GSAM’s managed portion of the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$141,308
Legal	23,396
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Blended Large Cap Growth Managed Volatility Fund-9

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $22,559 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$857,473
Distribution fees payable to LFD	293,990
Printing and mailing fees payable to Lincoln Life	245
Shareholder servicing fees payable to Lincoln Life	41,416
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the year ended December 31, 2025, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$1,950,541,064
Sales	2,278,255,549
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$869,830,121
Aggregate unrealized appreciation of investments and derivatives	$811,709,804
Aggregate unrealized depreciation of investments and derivatives	(20,806,020)
Net unrealized appreciation of investments and derivatives	$790,903,784
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP Blended Large Cap Growth Managed Volatility Fund-10

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,579,093,622	$—	$—	$1,579,093,622
Rights	—	—	11,988	11,988
Money Market Fund	81,628,296	—	—	81,628,296
Total Investments	$1,660,721,918	$—	$11,988	$1,660,733,906
Derivatives:

Assets:
Futures Contract	$45,193	$—	$—	$45,193
Liabilities:
Futures Contract	$(25,251)	$—	$—	$(25,251)
During the year ended December 31, 2025, there were no material transfers to or from Level 3 investments.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales and mark-to-market adjustments on certain derivatives.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$2,195,187	$94,449,099
Long-term capital gains	107,395,198	—
Total	$109,590,385	$94,449,099
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$119,904,647
Net unrealized appreciation	790,903,784
Distributable earnings/(accumulated loss)	$910,808,431
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, the Fund recorded the following permanent reclassifications primarily related to Net Operating Loss:
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$2,487,416	$(2,487,416)
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
LVIP Blended Large Cap Growth Managed Volatility Fund-11

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	133,234	111,996
Service Class	2,008,736	1,313,857
Shares reinvested:
Standard Class	334,018	284,357
Service Class	1,743,322	1,452,539
	4,219,310	3,162,749
Shares redeemed:
Standard Class	(808,220)	(752,202)
Service Class	(5,430,636)	(6,310,979)
	(6,238,856)	(7,063,181)
Net decrease	(2,019,546)	(3,900,432)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to hedge currency risks associated with the Fund's investments and as a cash management tool.
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$45,193	Receivables and other assets net of liabilities	$(25,251)
LVIP Blended Large Cap Growth Managed Volatility Fund-12

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(120,507,874)	$3,242,506
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$64,619,903	$89,220,106
9. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
LVIP Blended Large Cap Growth Managed Volatility Fund-13

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes to Financial Statements (continued)
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Blended Large Cap Growth Managed Volatility Fund-14

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Blended Large Cap Growth Managed Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP Blended Large Cap Growth Managed Volatility Fund–15

LVIP Blended Mid Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP Blended Mid Cap Managed Volatility Fund

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
COMMON STOCK–93.58%
Aerospace & Defense–7.78%
†Axon Enterprise, Inc.	20,272	$11,513,077
BWX Technologies, Inc.	19,254	3,327,861
Carpenter Technology Corp.	1,225	385,679
Curtiss-Wright Corp.	6,562	3,617,434
HEICO Corp.	12,304	3,981,451
Hexcel Corp.	31,965	2,362,214
Howmet Aerospace, Inc.	118,315	24,256,941
†Karman Holdings, Inc.	7,226	528,726
Leonardo DRS, Inc.	8,100	276,129
†Loar Holdings, Inc.	8,414	572,152
Melrose Industries PLC	173,411	1,367,682
†Rocket Lab Corp.	50,248	3,505,301
†StandardAero, Inc.	14,560	417,581
		56,112,228
Air Freight & Logistics–0.06%
†GXO Logistics, Inc.	7,900	415,856
		415,856
Beverages–0.35%
†Celsius Holdings, Inc.	54,558	2,495,483
		2,495,483
Biotechnology–5.64%
†Alkermes PLC	10,970	306,941
†Alnylam Pharmaceuticals, Inc.	22,990	9,141,973
†Argenx SE ADR	866	728,263
†Ascendis Pharma AS ADR	32,877	7,010,691
†BeOne Medicines Ltd. ADR	1,206	366,395
†Caris Life Sciences, Inc.	32,655	881,032
†Exact Sciences Corp.	39,987	4,061,080
†Insmed, Inc.	18,741	3,261,684
†Ionis Pharmaceuticals, Inc.	16,005	1,266,156
†Natera, Inc.	47,700	10,927,593
†Neurocrine Biosciences, Inc.	9,371	1,329,089
†Nuvalent, Inc. Class A	3,828	385,058
†Revolution Medicines, Inc.	5,059	402,949
†Summit Therapeutics, Inc.	15,200	265,848
†Vaxcyte, Inc.	7,250	334,515
		40,669,267
Broadline Retail–1.26%
†Coupang, Inc.	350,354	8,264,851
eBay, Inc.	4,820	419,822
†Ollie's Bargain Outlet Holdings, Inc.	3,578	392,184
		9,076,857
Building Products–0.15%
Lennox International, Inc.	2,187	1,061,963
		1,061,963
Capital Markets–6.85%
Ameriprise Financial, Inc.	10,583	5,189,268
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
ARES Management Corp. Class A	42,442	$6,859,900
Bank of New York Mellon Corp.	11,947	1,386,927
†Bullish	19,103	723,431
Carlyle Group, Inc.	90,308	5,338,106
†Coinbase Global, Inc. Class A	2,918	659,877
Interactive Brokers Group, Inc. Class A	10,774	692,876
Invesco Ltd.	14,319	376,160
Lazard, Inc.	7,690	373,426
LPL Financial Holdings, Inc.	31,873	11,384,079
Morningstar, Inc.	2,448	531,975
MSCI, Inc.	3,792	2,175,584
Nasdaq, Inc.	63,773	6,194,272
†Robinhood Markets, Inc. Class A	47,785	5,404,484
StepStone Group, Inc. Class A	5,819	373,405
Stifel Financial Corp.	3,203	401,080
TPG, Inc.	13,742	877,289
Tradeweb Markets, Inc. Class A	3,780	406,501
		49,348,640
Chemicals–0.05%
Sensient Technologies Corp.	3,583	336,623
		336,623
Commercial Services & Supplies–0.77%
†ACV Auctions, Inc. Class A	53,624	430,065
†Clean Harbors, Inc.	1,555	364,616
GFL Environmental, Inc.	71,505	3,071,140
Tetra Tech, Inc.	9,012	302,262
Veralto Corp.	13,942	1,391,133
		5,559,216
Communications Equipment–0.37%
†Ciena Corp.	9,664	2,260,120
†Lumentum Holdings, Inc.	1,061	391,074
		2,651,194
Construction & Engineering–2.58%
†API Group Corp.	9,520	364,235
Comfort Systems USA, Inc.	5,035	4,699,115
EMCOR Group, Inc.	1,964	1,201,556
Quanta Services, Inc.	29,300	12,366,358
		18,631,264
Construction Materials–0.70%
Vulcan Materials Co.	17,782	5,071,782
		5,071,782
LVIP Blended Mid Cap Managed Volatility Fund-1

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance–0.05%
SLM Corp.	11,980	$324,179
		324,179
Consumer Staples Distribution & Retail–1.14%
†BJ's Wholesale Club Holdings, Inc.	16,977	1,528,439
Casey's General Stores, Inc.	1,350	746,159
Dollar General Corp.	2,794	370,959
†Performance Food Group Co.	30,489	2,741,571
†Sprouts Farmers Market, Inc.	9,175	730,972
†U.S. Foods Holding Corp.	27,464	2,068,589
		8,186,689
Diversified Consumer Services–0.22%
†Bright Horizons Family Solutions, Inc.	6,012	609,617
†Duolingo, Inc.	3,932	690,066
Service Corp. International	4,044	315,310
		1,614,993
Diversified Telecommunication Services–0.15%
†AST SpaceMobile, Inc.	14,534	1,055,604
=†πSocure, Inc.	5,095	38,722
		1,094,326
Electric Utilities–0.37%
NRG Energy, Inc.	16,935	2,696,729
		2,696,729
Electrical Equipment–1.95%
AMETEK, Inc.	5,157	1,058,784
†Bloom Energy Corp. Class A	12,211	1,061,014
†Generac Holdings, Inc.	6,122	834,857
Hubbell, Inc.	3,687	1,637,433
nVent Electric PLC	3,327	339,254
Rockwell Automation, Inc.	982	382,067
Vertiv Holdings Co. Class A	53,802	8,716,462
		14,029,871
Electronic Equipment, Instruments & Components–2.22%
Badger Meter, Inc.	1,304	227,431
CDW Corp.	2,711	369,238
†Celestica, Inc.	3,705	1,095,235
†Coherent Corp.	16,853	3,110,558
Corning, Inc.	4,590	401,900
†Fabrinet	869	395,638
Jabil, Inc.	9,377	2,138,144
†Mirion Technologies, Inc.	32,563	762,626
TD SYNNEX Corp.	7,135	1,071,891
TE Connectivity PLC	1,937	440,687
†Trimble, Inc.	71,664	5,614,874
†Zebra Technologies Corp. Class A	1,493	362,530
		15,990,752
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services–0.06%
TechnipFMC PLC	8,998	$400,951
		400,951
Entertainment–6.74%
†Liberty Media Corp.-Liberty Formula One Class C	22,061	2,173,229
†Live Nation Entertainment, Inc.	68,519	9,763,957
†ROBLOX Corp. Class A	158,017	12,804,118
†Roku, Inc.	3,157	342,503
†Spotify Technology SA	3,590	2,084,749
†Take-Two Interactive Software, Inc.	49,483	12,669,132
TKO Group Holdings, Inc.	41,981	8,774,029
		48,611,717
Financial Services–1.08%
†Affirm Holdings, Inc.	14,948	1,112,580
†Block, Inc.	27,302	1,777,087
†Corpay, Inc.	6,719	2,021,949
=†πIcapital, Inc.	26,006	364,076
Rocket Cos., Inc. Class A	19,080	369,389
†Shift4 Payments, Inc. Class A	5,392	339,534
†Toast, Inc. Class A	50,140	1,780,471
		7,765,086
Food Products–0.03%
†Freshpet, Inc.	3,350	204,115
		204,115
Ground Transportation–0.26%
†Grab Holdings Ltd. Class A	139,938	698,291
†Lyft, Inc. Class A	20,642	399,835
Old Dominion Freight Line, Inc.	2,535	397,488
†XPO, Inc.	2,691	365,734
		1,861,348
Health Care Equipment & Supplies–3.68%
†Dexcom, Inc.	51,439	3,414,006
†Glaukos Corp.	3,214	362,893
†IDEXX Laboratories, Inc.	9,783	6,618,493
†Insulet Corp.	7,852	2,231,852
†Masimo Corp.	40,469	5,263,398
†Medline, Inc. Class A	49,926	2,096,892
†Penumbra, Inc.	4,557	1,416,817
ResMed, Inc.	4,347	1,047,062
STERIS PLC	16,188	4,103,982
		26,555,395
Health Care Providers & Services–2.04%
†BrightSpring Health Services, Inc.	13,800	516,810
Cardinal Health, Inc.	15,872	3,261,696
Cencora, Inc.	22,942	7,748,661
LVIP Blended Mid Cap Managed Volatility Fund-2

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Encompass Health Corp.	9,985	$1,059,808
†HealthEquity, Inc.	3,200	293,152
†Option Care Health, Inc.	9,982	318,027
Quest Diagnostics, Inc.	2,178	377,948
†RadNet, Inc.	4,827	344,406
†Tenet Healthcare Corp.	3,911	777,194
		14,697,702
Health Care Technology–0.67%
†Doximity, Inc. Class A	15,075	667,521
†Veeva Systems, Inc. Class A	17,224	3,844,914
†Waystar Holding Corp.	9,915	324,716
		4,837,151
Hotels, Restaurants & Leisure–9.18%
Aramark	60,433	2,227,560
†Carnival Corp.	118,575	3,621,281
†Cava Group, Inc.	11,678	685,382
Churchill Downs, Inc.	3,216	365,917
Darden Restaurants, Inc.	11,334	2,085,683
Domino's Pizza, Inc.	2,478	1,032,880
†DraftKings, Inc. Class A	152,640	5,259,974
†Dutch Bros, Inc. Class A	11,892	728,028
Expedia Group, Inc.	14,426	4,087,030
†Flutter Entertainment PLC	12,719	2,735,094
Hilton Worldwide Holdings, Inc.	23,878	6,858,956
Hyatt Hotels Corp. Class A	29,026	4,653,448
Las Vegas Sands Corp.	25,948	1,688,955
†MakeMyTrip Ltd.	3,650	299,738
†Navan, Inc. Class A	13,505	230,665
†Planet Fitness, Inc. Class A	17,275	1,873,819
Royal Caribbean Cruises Ltd.	40,576	11,317,458
†Sportradar Group AG Class A	88,179	2,096,015
Texas Roadhouse, Inc.	7,098	1,178,268
†Viking Holdings Ltd.	84,879	6,061,209
Wingstop, Inc.	26,756	6,381,038
Yum! Brands, Inc.	4,820	729,170
		66,197,568
Household Durables–0.49%
†SharkNinja, Inc.	6,448	721,531
Somnigroup International, Inc.	26,875	2,399,400
†TopBuild Corp.	900	375,471
		3,496,402
Independent Power and Renewable Electricity Producers–2.20%
†Talen Energy Corp.	1,068	400,329
Vistra Corp.	95,736	15,445,089
		15,845,418
Insurance–0.21%
Allstate Corp.	1,845	384,037
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Hanover Insurance Group, Inc.	2,143	$391,676
Kinsale Capital Group, Inc.	896	350,443
Ryan Specialty Holdings, Inc.	7,466	385,470
		1,511,626
Interactive Media & Services–0.45%
†Reddit, Inc. Class A	14,159	3,254,729
		3,254,729
IT Services–3.21%
†Cloudflare, Inc. Class A	63,323	12,484,129
†Gartner, Inc.	2,939	741,451
†GoDaddy, Inc. Class A	19,268	2,390,773
†MongoDB, Inc.	4,714	1,978,419
†Okta, Inc.	52,519	4,541,318
†Twilio, Inc. Class A	2,649	376,794
†Wix.com Ltd.	6,314	655,962
		23,168,846
Life Sciences Tools & Services–2.90%
Agilent Technologies, Inc.	33,852	4,606,242
†Bio-Rad Laboratories, Inc. Class A	6,731	2,039,426
Bio-Techne Corp.	43,599	2,564,057
†Charles River Laboratories International, Inc.	11,991	2,391,965
†Illumina, Inc.	5,583	732,266
†Medpace Holdings, Inc.	1,396	784,063
†Mettler-Toledo International, Inc.	270	376,431
†Repligen Corp.	22,512	3,688,816
†Tempus AI, Inc.	5,412	319,579
†Waters Corp.	8,982	3,411,633
		20,914,478
Machinery–0.32%
Esab Corp.	5,677	634,234
†Middleby Corp.	3,101	461,026
†RBC Bearings, Inc.	1,169	524,215
†Symbotic, Inc.	6,329	376,576
Westinghouse Air Brake Technologies Corp.	1,565	334,049
		2,330,100
Media–0.12%
†Trade Desk, Inc. Class A	22,804	865,640
		865,640
Metals & Mining–0.23%
Anglogold Ashanti PLC	4,740	404,227
Kinross Gold Corp.	15,800	444,928
†MP Materials Corp.	5,680	286,954
Steel Dynamics, Inc.	3,122	529,023
		1,665,132
LVIP Blended Mid Cap Managed Volatility Fund-3

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–3.24%
†Antero Resources Corp.	42,000	$1,447,320
Cameco Corp.	45,825	4,192,529
Cheniere Energy, Inc.	38,040	7,394,595
Diamondback Energy, Inc.	2,312	347,563
EQT Corp.	5,326	285,474
Expand Energy Corp.	34,805	3,841,080
Ovintiv, Inc.	8,000	313,520
Permian Resources Corp.	28,273	396,670
Targa Resources Corp.	23,876	4,405,122
†Uranium Energy Corp.	31,057	362,746
Viper Energy, Inc. Class A	10,267	396,614
		23,383,233
Paper & Forest Products–0.04%
Louisiana-Pacific Corp.	3,642	294,128
		294,128
Passenger Airlines–0.06%
†United Airlines Holdings, Inc.	3,578	400,092
		400,092
Personal Care Products–0.19%
†elf Beauty, Inc.	4,020	305,681
Estee Lauder Cos., Inc. Class A	3,518	368,405
†Oddity Tech Ltd. Class A	17,929	720,387
		1,394,473
Pharmaceuticals–0.12%
†Corcept Therapeutics, Inc.	13,426	467,225
†Elanco Animal Health, Inc.	17,075	386,407
		853,632
Professional Services–1.59%
Booz Allen Hamilton Holding Corp.	12,627	1,065,214
Broadridge Financial Solutions, Inc.	9,219	2,057,404
†CACI International, Inc. Class A	711	378,828
Equifax, Inc.	1,823	395,555
†ExlService Holdings, Inc.	7,400	314,056
†Parsons Corp.	4,720	291,696
Paychex, Inc.	5,864	657,824
†Paylocity Holding Corp.	4,879	744,047
TransUnion	40,198	3,446,978
UL Solutions, Inc. Class A	8,765	691,208
Verisk Analytics, Inc.	4,936	1,104,134
†Verra Mobility Corp.	12,785	286,512
		11,433,456
Real Estate Management & Development–1.54%
†CBRE Group, Inc. Class A	51,437	8,270,555
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development (continued)
†CoStar Group, Inc.	36,689	$2,466,969
FirstService Corp.	2,500	388,825
		11,126,349
Retail REITs–0.17%
Simon Property Group, Inc.	6,779	1,254,861
		1,254,861
Semiconductors & Semiconductor Equipment–2.96%
ASM International NV	2,523	1,527,411
†Astera Labs, Inc.	16,066	2,672,740
†Credo Technology Group Holding Ltd.	2,837	408,216
†Impinj, Inc.	2,300	400,223
†Lattice Semiconductor Corp.	13,600	1,000,688
†MACOM Technology Solutions Holdings, Inc.	5,174	886,203
Monolithic Power Systems, Inc.	13,825	12,530,427
†Onto Innovation, Inc.	2,551	402,701
†Rambus, Inc.	4,207	386,581
†SiTime Corp.	1,089	384,624
Teradyne, Inc.	1,820	352,279
†Tower Semiconductor Ltd.	3,450	405,099
		21,357,192
Software–8.72%
†Appfolio, Inc. Class A	1,994	463,904
†Autodesk, Inc.	1,059	313,475
†Cadence Design Systems, Inc.	15,797	4,937,826
=†πCanva, Inc.	218	358,858
Constellation Software, Inc.	1,897	4,562,862
=†πDatabricks, Inc.	10,218	1,941,420
†Datadog, Inc. Class A	72,756	9,894,088
†Descartes Systems Group, Inc.	3,116	273,149
†Docusign, Inc.	10,928	747,475
†Dynatrace, Inc.	32,512	1,409,070
†Elastic NV	9,872	744,744
†Fair Isaac Corp.	2,114	3,573,971
†Figma, Inc. Class A	6,096	227,807
Gen Digital, Inc.	14,315	389,225
†Gitlab, Inc. Class A	19,186	720,051
†Guidewire Software, Inc.	50,578	10,166,684
†HubSpot, Inc.	5,511	2,211,564
InterDigital, Inc.	2,146	683,243
†JFrog Ltd.	5,847	365,204
†Manhattan Associates, Inc.	19,649	3,405,368
†Monday.com Ltd.	2,100	309,876
†Netskope, Inc. Class A	23,190	406,753
†Nutanix, Inc. Class A	8,307	429,389
Pegasystems, Inc.	36,832	2,199,607
†Procore Technologies, Inc.	4,717	343,115
†PTC, Inc.	2,262	394,063
LVIP Blended Mid Cap Managed Volatility Fund-4

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Rubrik, Inc. Class A	9,383	$717,612
†SailPoint, Inc.	19,058	385,543
†Samsara, Inc. Class A	36,303	1,286,941
†ServiceTitan, Inc. Class A	8,423	897,049
=†πSnyk Ltd.	23,071	182,722
=†πTanium, Inc. Class B	9,649	38,596
†Tyler Technologies, Inc.	5,223	2,370,981
†Unity Software, Inc.	59,959	2,648,389
†Zscaler, Inc.	12,866	2,893,821
		62,894,445
Specialized REITs–0.24%
Iron Mountain, Inc.	4,940	409,773
Lamar Advertising Co. Class A	10,682	1,352,128
		1,761,901
Specialty Retail–4.76%
†AutoZone, Inc.	90	305,235
†Boot Barn Holdings, Inc.	1,955	344,999
†Burlington Stores, Inc.	27,594	7,970,527
†Carvana Co.	28,836	12,169,369
†Floor & Decor Holdings, Inc. Class A	12,765	777,261
†O'Reilly Automotive, Inc.	53,360	4,866,965
Ross Stores, Inc.	9,738	1,754,203
Tractor Supply Co.	68,781	3,439,738
†Ulta Beauty, Inc.	2,316	1,401,203
†Valvoline, Inc.	19,000	552,140
†Wayfair, Inc. Class A	3,619	363,384
Williams-Sonoma, Inc.	2,130	380,397
		34,325,421
Technology Hardware, Storage & Peripherals–0.57%
†Pure Storage, Inc. Class A	25,461	1,706,142
Seagate Technology Holdings PLC	8,808	2,425,635
		4,131,777
Textiles, Apparel & Luxury Goods–1.60%
†Amer Sports, Inc.	58,320	2,178,252
†Birkenstock Holding PLC	6,385	261,146
†Deckers Outdoor Corp.	10,306	1,068,423
†On Holding AG Class A	13,910	646,537
Ralph Lauren Corp.	2,891	1,022,287
Tapestry, Inc.	41,521	5,305,138
VF Corp.	56,960	1,029,837
		11,511,620
Trading Companies & Distributors–1.25%
†Core & Main, Inc. Class A	7,190	373,664
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
Fastenal Co.	97,881	$3,927,965
Ferguson Enterprises, Inc.	2,775	617,798
FTAI Aviation Ltd.	13,539	2,665,152
WW Grainger, Inc.	1,383	1,395,516
		8,980,095
Total Common Stock (Cost $485,174,741)		674,653,991
CONVERTIBLE PREFERRED STOCKS–0.93%
=†πCanva, Inc. Series A	13	21,400
=†πDatabricks, Inc. Series F	23,328	4,432,320
=†πDatabricks, Inc. Series G	2,475	470,250
=†πDatabricks, Inc. Series H	5,901	1,121,190
=†πDataRobot, Inc. Series G	15,766	24,910
=†πRappi, Inc. Series E	9,859	175,194
=†πSnyk Ltd. Series F	38,665	306,227
=†πSocure, Inc. Series A	6,193	47,067
=†πSocure, Inc. Series A1	5,083	38,631
=†πSocure, Inc. Series B	92	699
=†πSocure, Inc. Series E	11,781	89,536
Total Convertible Preferred Stocks (Cost $2,880,034)		6,727,424
WARRANT–0.00%
=†Constellation Software, Inc. exp 3/31/40 exercise price USD 1.00	3,355	0
Total Warrant (Cost $0)		0

Money Market Fund–4.60%
State Street Institutional U.S. Government Money Market Fund –Premier Class (seven-day effective yield 3.74%)	33,141,135	33,141,135
Total Money Market Fund (Cost $33,141,135)		33,141,135

	Principal Amount°
SHORT-TERM INVESTMENT–0.65%
AGENCY OBLIGATIONS–0.65%
≠Federal Home Loan Bank Discount Notes 3.55% 1/2/26	4,675,000	4,674,545
		4,674,545
Total Short-Term Investment (Cost $4,674,545)		4,674,545

TOTAL INVESTMENTS–99.76% (Cost $525,870,455)	719,197,095
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.24%	1,725,089
NET ASSETS APPLICABLE TO 40,552,871 SHARES OUTSTANDING–100.00%	$720,922,184
LVIP Blended Mid Cap Managed Volatility Fund-5

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP BLENDED MID CAP MANAGED VOLATILITY FUND STANDARD CLASS ($33,919,555 / 1,784,848 Shares)	$19.004
NET ASSET VALUE PER SHARE–LVIP BLENDED MID CAP MANAGED VOLATILITY FUND SERVICE CLASS ($687,002,629 / 38,768,023 Shares)	$17.721
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$422,268,442
Distributable earnings/(accumulated loss)	298,653,742
TOTAL NET ASSETS	$720,922,184

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠The rate shown is the effective yield at the time of purchase.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At December 31, 2025, the aggregate value of restricted securities was $9,651,818, which represented 1.34% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances)
with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva, Inc.	8/16/2021	$371,590	$358,858
Canva, Inc. Series A	11/4/2021	22,162	21,400
Databricks, Inc.	7/24/2020	163,573	1,941,420
Databricks, Inc. Series F	10/22/2019	333,967	4,432,320
Databricks, Inc. Series G	2/1/2021	146,328	470,250
Databricks, Inc. Series H	8/31/2021	433,630	1,121,190
DataRobot, Inc. Series G	6/11/2021	431,364	24,910
Icapital, Inc.	3/17/2025	364,076	364,076
Rappi, Inc. Series E	9/8/2020	589,036	175,194
Snyk Ltd.	9/3/2021	330,942	182,722
Snyk Ltd. Series F	9/3/2021	551,575	306,227
Socure, Inc.	12/22/2021	81,870	38,722
Socure, Inc. Series A	12/22/2021	99,513	47,067
Socure, Inc. Series A1	12/22/2021	81,677	38,631
Socure, Inc. Series B	12/22/2021	1,478	699
Socure, Inc. Series E	10/27/2021	189,304	89,536
Tanium, Inc. Class B	9/24/2020	109,952	38,596
Total		$4,302,037	$9,651,818

★Includes $2,626,775 cash collateral held at broker for futures contracts, $462,379 payable for fund shares redeemed, $26,026 other accrued expenses payable, $565,853 due to manager and affiliates, $346,505 variation margin due to broker on futures contracts, $19,687 payable for audit fee and $29,307 payable for fund accounting fee as of December 31, 2025.

LVIP Blended Mid Cap Managed Volatility Fund-6

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at December 31, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
4	CME British Pound Currency Futures	$336,450	$332,936	3/16/26	$3,514	$—
4	CME Euro Foreign Exchange Currency Futures	589,000	584,346	3/16/26	4,654	—
5	CME Japanese Yen Currency Futures	401,156	405,200	3/16/26	—	(4,044)
					8,168	(4,044)
Equity Contracts:
30	CME E-mini Russell 2000 Index Futures	3,747,000	3,917,504	3/20/26	—	(170,504)
13	CME E-mini S&P 500 Index Futures	4,480,125	4,479,286	3/20/26	839	—
74	CME E-mini S&P MidCap 400 Index Futures	24,606,480	24,980,200	3/20/26	—	(373,720)
9	Eurex EURO STOXX 50 Futures	617,791	609,038	3/20/26	8,753	—
3	FTSE 100 Index Futures	401,999	392,238	3/20/26	9,761	—
1	OSE Nikkei 225 Index Futures	321,757	322,496	3/12/26	—	(739)
					19,353	(544,963)
Total Futures Contracts					$27,521	$(549,007)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
IT–Information Technology
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund-7

LVIP Blended Mid Cap Managed Volatility Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$4,638,333
Foreign taxes withheld	(10,741)
4,627,592
EXPENSES:
Management fees	4,908,049
Distribution fees-Service Class	1,803,305
Shareholder servicing fees	218,974
Accounting and administration expenses	158,947
Professional fees	59,125
Custodian fees	43,862
Reports and statements to shareholders	28,360
Trustees’ fees and expenses	22,306
Consulting fees	13,953
Pricing fees	13,584
Other	26,384
7,296,849
Less:
Management fees waived	(37,754)
Total operating expenses	7,259,095
NET INVESTMENT LOSS	(2,631,503)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	142,121,674
Foreign currencies	(6,360)
Futures contracts	(31,134,531)
Net realized gain	110,980,783
Net change in unrealized appreciation (depreciation) of:
Investments	(85,969,440)
Foreign currencies	177
Futures contracts	826,535
Net change in unrealized appreciation (depreciation)	(85,142,728)
NET REALIZED AND UNREALIZED GAIN	25,838,055
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,206,552
See accompanying notes, which are an integral part of the financial statements.

LVIP Blended Mid Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(2,631,503)	$(1,769,412)
Net realized gain	110,980,783	133,666,081
Net change in unrealized appreciation (depreciation)	(85,142,728)	13,790,175
Net increase in net assets resulting from operations	23,206,552	145,686,844
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(5,457,572)	(1,861,304)
Service Class	(119,395,667)	(45,267,520)
	(124,853,239)	(47,128,824)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	6,602,517	6,124,464
Service Class	36,031,290	19,887,421
Reinvestment of dividends and distributions:
Standard Class	5,457,572	1,861,304
Service Class	119,395,667	45,267,520
	167,487,046	73,140,709
Cost of shares redeemed:
Standard Class	(8,481,715)	(9,762,063)
Service Class	(135,026,322)	(177,696,703)
	(143,508,037)	(187,458,766)
Increase (decrease) in net assets derived from capital share transactions	23,979,009	(114,318,057)
NET DECREASE IN NET ASSETS	(77,667,678)	(15,760,037)
NET ASSETS:
Beginning of year	798,589,862	814,349,899
End of year	$720,922,184	$798,589,862
See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund-8

LVIP Blended Mid Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Mid Cap Managed Volatility Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$21.917	$19.443	$16.667	$24.072	$21.901
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.023)	0.005	0.052	0.016	(0.075)
Net realized and unrealized gain (loss)	0.780	3.662	2.897	(5.710)	2.984
Total from investment operations	0.757	3.667	2.949	(5.694)	2.909
Less dividends and distributions from:
Net investment income	—	(0.002)	(0.052)	—	—
Net realized gain	(3.670)	(1.191)	(0.121)	(1.711)	(0.738)
Total dividends and distributions	(3.670)	(1.193)	(0.173)	(1.711)	(0.738)
Net asset value, end of period	$19.004	$21.917	$19.443	$16.667	$24.072
Total return[2]	2.90%	19.23%	17.75%	(23.57% )	13.29%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$33,920	$34,782	$32,475	$28,910	$37,540
Ratio of expenses to average net assets	0.72%	0.72%	0.72%	0.72%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.73%	0.73%	0.73%	0.72%
Ratio of net investment income (loss) to average net assets	(0.11% )	0.02%	0.29%	0.09%	(0.32% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.12% )	0.01%	0.28%	0.08%	(0.33% )
Portfolio turnover	59%	41%	42%	31%	27%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund-9

LVIP Blended Mid Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Blended Mid Cap Managed Volatility Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$20.719	$18.483	$15.853	$23.064	$21.064
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.072)	(0.045)	0.007	(0.029)	(0.128)
Net realized and unrealized gain (loss)	0.744	3.473	2.751	(5.471)	2.866
Total from investment operations	0.672	3.428	2.758	(5.500)	2.738
Less dividends and distributions from:
Net investment income	—	(0.001)	(0.007)	—	—
Net realized gain	(3.670)	(1.191)	(0.121)	(1.711)	(0.738)
Total dividends and distributions	(3.670)	(1.192)	(0.128)	(1.711)	(0.738)
Net asset value, end of period	$17.721	$20.719	$18.483	$15.853	$23.064
Total return[2]	2.65%	18.93%	17.46%	(23.76% )	13.00%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$687,002	$763,808	$781,875	$731,534	$953,768
Ratio of expenses to average net assets	0.97%	0.97%	0.97%	0.97%	0.96%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.98%	0.98%	0.98%	0.98%	0.97%
Ratio of net investment income (loss) to average net assets	(0.36% )	(0.23% )	0.04%	(0.16% )	(0.57% )
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.37% )	(0.24% )	0.03%	(0.17% )	(0.58% )
Portfolio turnover	59%	41%	42%	31%	27%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund-10

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP Blended Mid Cap Managed Volatility Fund-11

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended December 31, 2025.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the Fund's average daily net assets.    LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund’s average daily net assets.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Massachusetts Financial Services Company (“MFS”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. T. Rowe Price Associates, Inc. (“T. Rowe Price”), is responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays MFS and T. Rowe Price a fee based on MFS and T. Rowe Price’s managed portion of the Fund’s average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
LVIP Blended Mid Cap Managed Volatility Fund-12

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$63,288
Legal	10,436
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $17,085 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$399,998
Distribution fees payable to LFD	147,773
Printing and mailing fees payable to Lincoln Life	98
Shareholder servicing fees payable to Lincoln Life	17,984
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   Pursuant to these procedures, for the year ended December 31, 2025, the Fund engaged in securities purchases of $639,754 and securities sales of $659,988, which resulted in net realized losses of $9,211.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$426,913,899
Sales	573,116,769
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$530,790,465
Aggregate unrealized appreciation of investments and derivatives	$209,904,494
Aggregate unrealized depreciation of investments and derivatives	(21,497,686)
Net unrealized appreciation of investments and derivatives	$188,406,808
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market
LVIP Blended Mid Cap Managed Volatility Fund-13

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$54,744,546	$1,367,682	$—	$56,112,228
Air Freight & Logistics	415,856	—	—	415,856
Beverages	2,495,483	—	—	2,495,483
Biotechnology	40,669,267	—	—	40,669,267
Broadline Retail	9,076,857	—	—	9,076,857
Building Products	1,061,963	—	—	1,061,963
Capital Markets	49,348,640	—	—	49,348,640
Chemicals	336,623	—	—	336,623
Commercial Services & Supplies	5,559,216	—	—	5,559,216
Communications Equipment	2,651,194	—	—	2,651,194
Construction & Engineering	18,631,264	—	—	18,631,264
Construction Materials	5,071,782	—	—	5,071,782
Consumer Finance	324,179	—	—	324,179
Consumer Staples Distribution & Retail	8,186,689	—	—	8,186,689
Diversified Consumer Services	1,614,993	—	—	1,614,993
Diversified Telecommunication Services	1,055,604	—	38,722	1,094,326
Electric Utilities	2,696,729	—	—	2,696,729
Electrical Equipment	14,029,871	—	—	14,029,871
Electronic Equipment, Instruments & Components	15,990,752	—	—	15,990,752
Energy Equipment & Services	400,951	—	—	400,951
Entertainment	48,611,717	—	—	48,611,717
Financial Services	7,401,010	—	364,076	7,765,086
Food Products	204,115	—	—	204,115
Ground Transportation	1,861,348	—	—	1,861,348
Health Care Equipment & Supplies	26,555,395	—	—	26,555,395
Health Care Providers & Services	14,697,702	—	—	14,697,702
Health Care Technology	4,837,151	—	—	4,837,151
Hotels, Restaurants & Leisure	66,197,568	—	—	66,197,568
Household Durables	3,496,402	—	—	3,496,402
Independent Power and Renewable Electricity Producers	15,845,418	—	—	15,845,418
LVIP Blended Mid Cap Managed Volatility Fund-14

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Insurance	$1,511,626	$—	$—	$1,511,626
Interactive Media & Services	3,254,729	—	—	3,254,729
IT Services	23,168,846	—	—	23,168,846
Life Sciences Tools & Services	20,914,478	—	—	20,914,478
Machinery	2,330,100	—	—	2,330,100
Media	865,640	—	—	865,640
Metals & Mining	1,665,132	—	—	1,665,132
Oil, Gas & Consumable Fuels	23,383,233	—	—	23,383,233
Paper & Forest Products	294,128	—	—	294,128
Passenger Airlines	400,092	—	—	400,092
Personal Care Products	1,394,473	—	—	1,394,473
Pharmaceuticals	853,632	—	—	853,632
Professional Services	11,433,456	—	—	11,433,456
Real Estate Management & Development	11,126,349	—	—	11,126,349
Retail REITs	1,254,861	—	—	1,254,861
Semiconductors & Semiconductor Equipment	19,829,781	1,527,411	—	21,357,192
Software	60,372,849	—	2,521,596	62,894,445
Specialized REITs	1,761,901	—	—	1,761,901
Specialty Retail	34,325,421	—	—	34,325,421
Technology Hardware, Storage & Peripherals	4,131,777	—	—	4,131,777
Textiles, Apparel & Luxury Goods	11,511,620	—	—	11,511,620
Trading Companies & Distributors	8,980,095	—	—	8,980,095
Convertible Preferred Stocks	—	—	6,727,424	6,727,424
Warrant	—	—	— *	—
Money Market Fund	33,141,135	—	—	33,141,135
Short-Term Investment	—	4,674,545	—	4,674,545
Total Investments	$701,975,639	$7,569,638	$9,651,818	$719,197,095
Derivatives:

Assets:
Futures Contracts	$27,521	$—	$—	$27,521
Liabilities:
Futures Contracts	$(549,007)	$—	$—	$(549,007)

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
As a result of utilizing International fair value pricing at December 31, 2025, a portion of the Fund's equity holdings was categorized as Level 2.
LVIP Blended Mid Cap Managed Volatility Fund-15

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the year ended December 31, 2025.
Asset Type	Fair Value at December 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Common Stock	$2,924,394	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	8.8x-14.9x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	11.0x-19.1x (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (c)	10% (N/A)
Convertible Preferred Stock	$6,727,424	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Gross Merchandise Value Multiple (b)	0.25x-0.35x (N/A)
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	2.5x-14.9x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	3.6x-19.1x (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (c)	10% (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (c)	10% (N/A)
		Enterprise Value	Term of Exit / Liquidity Event	1.13 years (N/A)
		Enterprise Value	Volatility Percentage	55% (N/A)
		Enterprise Value	Risk-free Rate	3.68% (N/A)
Total	$9,651,818
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service or corporate action. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

The table above excludes investments that have been deemed worthless and have been valued at zero as there are no unobservable inputs for these securities.
(a) Unobservable inputs were weighted by the relative fair value of the investments, where applicable.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable,when pricing the investments.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2024	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 12/31/25	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 12/31/25
Common Stock	$1,529,419	$316,313	$364,076	$—	$—	$(316,313)	$—	$—	$1,030,899	$2,924,394	$1,030,899
Convertible Preferred Stocks	3,883,039	(316,313)	—	—	—	—	—	—	3,160,698	6,727,424	3,036,515
Warrant	—	—	—	—	—	—	—	—	—	—	—
Total	$5,412,458	$—	$364,076	$—	$—	(316,313)$	$—	$—	$4,191,597	$9,651,818	$4,067,414
For the year ended December 31, 2025, transfers in and out of level 3 were the result of changes in the transparency of market activity (e.g., trades of the Fund’s investments, similar securities of the issuer and/or comparable securities) and observability of certain valuation inputs used by pricing services or the valuation designee, as applicable, in determining fair value. Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the reporting period.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales, outstanding straddle loss deferrals and mark-to-market adjustments on certain derivatives.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
LVIP Blended Mid Cap Managed Volatility Fund-16

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 4. Dividend and Distribution Information (continued)
	Year Ended
	12/31/25	12/31/24
Ordinary income	$—	$5,828,101
Long-term capital gains	124,853,239	41,300,723
Total	$124,853,239	$47,128,824
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$110,253,700
Other temporary differences	(6,766)
Net unrealized appreciation	188,406,808
Distributable earnings/(accumulated loss)	$298,653,742
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, the Fund recorded the following permanent reclassifications primarily related to Net Operating Loss:
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$1,683,631	$(1,683,631)
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	313,733	288,199
Service Class	1,865,579	1,000,716
Shares reinvested:
Standard Class	277,739	89,342
Service Class	6,511,899	2,297,076
	8,968,950	3,675,333
Shares redeemed:
Standard Class	(393,654)	(460,756)
Service Class	(6,474,647)	(8,734,524)
	(6,868,301)	(9,195,280)
Net increase (decrease)	2,100,649	(5,519,947)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
LVIP Blended Mid Cap Managed Volatility Fund-17

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions, to hedge currency risks associated with the Fund’s investments and as a cash management tool.
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$19,353	Receivables and other assets net of liabilities	$(544,963)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	8,168	Receivables and other assets net of liabilities	(4,044)
Total		$27,521		$(549,007)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(31,099,903)	$822,411
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(34,628)	4,124
Total		$(31,134,531)	$826,535
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$21,708,843	$54,249,961
9. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and
LVIP Blended Mid Cap Managed Volatility Fund-18

LVIP Blended Mid Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Blended Mid Cap Managed Volatility Fund-19

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Blended Mid Cap Managed Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP Blended Mid Cap Managed Volatility Fund–20

LVIP Channing Small Cap Value Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP Channing Small Cap Value Fund

LVIP Channing Small Cap Value Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.46%
Aerospace & Defense–2.50%
Hexcel Corp.	36,461	$2,694,468
		2,694,468
Banks–10.08%
Columbia Banking System, Inc.	99,703	2,786,699
Hancock Whitney Corp.	42,102	2,681,056
Renasant Corp.	75,015	2,642,028
Wintrust Financial Corp.	19,782	2,765,919
		10,875,702
Building Products–1.21%
CSW Industrials, Inc.	4,469	1,311,786
		1,311,786
Capital Markets–10.14%
Affiliated Managers Group, Inc.	9,702	2,796,893
Artisan Partners Asset Management, Inc. Class A	65,585	2,671,933
Evercore, Inc. Class A	6,340	2,157,185
Moelis & Co. Class A	7,891	542,427
Stifel Financial Corp.	22,120	2,769,866
		10,938,304
Chemicals–4.76%
Avient Corp.	71,107	2,221,383
†Axalta Coating Systems Ltd.	90,249	2,915,945
		5,137,328
Commercial Services & Supplies–5.40%
Brink's Co.	24,263	2,832,220
MSA Safety, Inc.	18,683	2,991,896
		5,824,116
Construction & Engineering–1.20%
†Centuri Holdings, Inc.	51,314	1,295,678
		1,295,678
Diversified Consumer Services–2.09%
OneSpaWorld Holdings Ltd.	108,841	2,257,362
		2,257,362
Electronic Equipment, Instruments & Components–6.61%
Advanced Energy Industries, Inc.	9,914	2,075,694
Crane NXT Co.	52,387	2,465,856
Littelfuse, Inc.	10,233	2,588,131
		7,129,681
Entertainment–2.09%
†Madison Square Garden Entertainment Corp.	41,784	2,251,740
		2,251,740
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities–2.04%
Southwest Gas Holdings, Inc.	27,466	$2,197,829
		2,197,829
Hotels, Restaurants & Leisure–2.16%
Boyd Gaming Corp.	27,334	2,329,950
		2,329,950
Household Durables–0.98%
Installed Building Products, Inc.	4,090	1,060,905
		1,060,905
Industrial REITs–2.53%
STAG Industrial, Inc.	74,155	2,725,938
		2,725,938
Insurance–2.62%
First American Financial Corp.	45,972	2,824,520
		2,824,520
Leisure Products–2.56%
Brunswick Corp.	37,187	2,760,763
		2,760,763
Machinery–9.09%
Atmus Filtration Technologies, Inc.	54,344	2,820,997
†Gates Industrial Corp. PLC	139,011	2,984,566
†SPX Technologies, Inc.	5,226	1,045,514
Timken Co.	35,127	2,955,234
		9,806,311
Media–2.09%
Nexstar Media Group, Inc.	11,130	2,259,946
		2,259,946
Office REITs–2.28%
COPT Defense Properties	88,505	2,460,439
		2,460,439
Oil, Gas & Consumable Fuels–2.05%
California Resources Corp.	49,432	2,210,105
		2,210,105
Paper & Forest Products–2.21%
Louisiana-Pacific Corp.	29,561	2,387,346
		2,387,346
Professional Services–2.56%
†Parsons Corp.	44,747	2,765,365
		2,765,365
LVIP Channing Small Cap Value Fund-1

LVIP Channing Small Cap Value Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development–2.56%
†Cushman & Wakefield Ltd.	170,330	$2,757,643
		2,757,643
Semiconductors & Semiconductor Equipment–6.37%
†FormFactor, Inc.	33,506	1,868,965
MKS, Inc.	15,863	2,534,907
†Onto Innovation, Inc.	15,648	2,470,193
		6,874,065
Specialty Retail–4.71%
†Asbury Automotive Group, Inc.	9,185	2,135,788
†Valvoline, Inc.	101,285	2,943,342
		5,079,130
Trading Companies & Distributors–5.57%
Herc Holdings, Inc.	20,778	3,083,040
McGrath RentCorp	27,923	2,929,960
		6,013,000
Total Common Stock (Cost $87,401,654)		106,229,420

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.58%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.74%)	1,703,438	$1,703,438
Total Money Market Fund (Cost $1,703,438)		1,703,438

TOTAL INVESTMENTS–100.04% (Cost $89,105,092)	107,932,858
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(47,653)
NET ASSETS APPLICABLE TO 8,337,247 SHARES OUTSTANDING–100.00%	$107,885,205
NET ASSET VALUE PER SHARE–LVIP CHANNING SMALL CAP VALUE FUND STANDARD CLASS ($91,959,057 / 7,103,455 Shares)	$12.946
NET ASSET VALUE PER SHARE–LVIP CHANNING SMALL CAP VALUE FUND SERVICE CLASS ($15,926,148 / 1,233,792 Shares)	$12.908
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$80,110,312
Distributable earnings/(accumulated loss)	27,774,893
TOTAL NET ASSETS	$107,885,205

†Non-income producing.

★Includes $28,988 payable for fund shares redeemed, $3,611 other accrued expenses payable, $76,351 due to manager and affiliates, $17,806 payable for audit fee and $9,371 payable for fund accounting fee as of December 31, 2025.

Summary of Abbreviations:
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Channing Small Cap Value Fund-2

LVIP Channing Small Cap Value Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$1,847,117
EXPENSES:
Management fees	774,634
Professional fees	40,406
Accounting and administration expenses	37,473
Distribution fees-Service Class	35,418
Shareholder servicing fees	29,953
Reports and statements to shareholders	4,095
Consulting fees	3,817
Custodian fees	3,244
Trustees’ fees and expenses	2,986
Pricing fees	715
Other	6,462
939,203
Plus:
Recoupment of prior expenses reduced by the Advisor	4,421
Total operating expenses	943,624
NET INVESTMENT INCOME	903,493
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	9,327,566
Net change in unrealized appreciation (depreciation) of investments	(2,331,525)
NET REALIZED AND UNREALIZED GAIN	6,996,041
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,899,534
See accompanying notes, which are an integral part of the financial statements.

LVIP Channing Small Cap Value Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$903,493	$421,381
Net realized gain	9,327,566	8,128,783
Net change in unrealized appreciation (depreciation)	(2,331,525)	3,033,407
Net increase in net assets resulting from operations	7,899,534	11,583,571
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(3,809,951)	(628,270)
Service Class	(585,050)	(62,057)
	(4,395,001)	(690,327)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	16,659,706	7,484,176
Service Class	6,978,895	10,462,382
Reinvestment of dividends and distributions:
Standard Class	3,809,951	628,270
Service Class	585,050	62,057
	28,033,602	18,636,885
Cost of shares redeemed:
Standard Class	(21,485,927)	(26,018,504)
Service Class	(5,434,873)	(4,717,062)
	(26,920,800)	(30,735,566)
Increase (decrease) in net assets derived from capital share transactions	1,112,802	(12,098,681)
NET INCREASE (DECREASE) IN NET ASSETS	4,617,335	(1,205,437)
NET ASSETS:
Beginning of year	103,267,870	104,473,307
End of year	$107,885,205	$103,267,870
See accompanying notes, which are an integral part of the financial statements.
LVIP Channing Small Cap Value Fund-3

LVIP Channing Small Cap Value Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Channing Small Cap Value Fund Standard Class
	Year Ended			7/25/22[1] to 12/31/22
	12/31/25	12/31/24	12/31/23
Net asset value, beginning of period	$12.508	$11.358	$9.534	$10.000
Income (loss) from investment operations:
Net investment income[2]	0.111	0.051	0.065	0.038
Net realized and unrealized gain (loss)	0.872	1.186	1.833	(0.465)
Total from investment operations	0.983	1.237	1.898	(0.427)
Less dividends and distributions from:
Net investment income	(0.119)	(0.087)	(0.069)	(0.038)
Net realized gain	(0.426)	—	—	—
Return of capital	—	—	(0.005)	(0.001)
Total dividends and distributions	(0.545)	(0.087)	(0.074)	(0.039)
Net asset value, end of period	$12.946	$12.508	$11.358	$9.534
Total return[3]	7.94%	10.85%	19.94%	(4.28% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$91,959	$90,148	$98,093	$85,969
Ratio of expenses to average net assets	0.88%	0.88% [4]	0.88%	0.88%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	0.88%	0.87%	0.88%	0.96%
Ratio of net investment income to average net assets	0.91%	0.42% [4]	0.63%	0.86%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed/recouped	0.91%	0.43%	0.63%	0.78%
Portfolio turnover	83%	51%	81%	36%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements and/or recoupments, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the
Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]
The Fund recouped previously waived expenses during the year ended December 31, 2024 which increased the Ratio of expenses to average net assets and decreased
Ratio of net investment income to average net assets by 0.01%.

See accompanying notes, which are an integral part of the financial statements.
LVIP Channing Small Cap Value Fund-4

LVIP Channing Small Cap Value Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Channing Small Cap Value Fund Service Class
	Year Ended			7/25/22[1] to 12/31/22
	12/31/25	12/31/24	12/31/23
Net asset value, beginning of period	$12.477	$11.335	$9.530	$10.000
Income (loss) from investment operations:
Net investment income[2]	0.081	0.022	0.039	0.026
Net realized and unrealized gain (loss)	0.866	1.181	1.831	(0.462)
Total from investment operations	0.947	1.203	1.870	(0.436)
Less dividends and distributions from:
Net investment income	(0.090)	(0.061)	(0.060)	(0.033)
Net realized gain	(0.426)	—	—	—
Return of capital	—	—	(0.005)	(0.001)
Total dividends and distributions	(0.516)	(0.061)	(0.065)	(0.034)
Net asset value, end of period	$12.908	$12.477	$11.335	$9.530
Total return[3]	7.67%	10.58%	19.65%	(4.37% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,926	$13,120	$6,380	$295
Ratio of expenses to average net assets	1.13%	1.12%	1.13%	1.13%
Ratio of expenses to average net assets prior to expenses waived/reimbursed/recouped	1.13%	1.12%	1.13%	1.21%
Ratio of net investment income to average net assets	0.66%	0.18%	0.38%	0.61%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed/recouped	0.66%	0.18%	0.38%	0.53%
Portfolio turnover	83%	51%	81%	36%

[1]	Date of commencement of operations; ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Channing Small Cap Value Fund-5

LVIP Channing Small Cap Value Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Channing Small Cap Value Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025, and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from
LVIP Channing Small Cap Value Fund-6

LVIP Channing Small Cap Value Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $14,228 for the year ended December 31, 2025. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.88% of the Fund’s average daily net assets for the Standard Class and 1.13% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2025, LFI has recouped $4,421 in previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	Total
LFI	$3,385	$3,385
Channing Capital Management, LLC (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$8,512
Legal	1,414
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Channing Small Cap Value Fund-7

LVIP Channing Small Cap Value Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $197 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$70,230
Distribution fees payable to LFD	3,412
Shareholder servicing fees payable to Lincoln Life	2,709
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$84,310,272
Sales	85,488,959
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$89,845,858
Aggregate unrealized appreciation of investments	$20,733,338
Aggregate unrealized depreciation of investments	(2,646,338)
Net unrealized appreciation of investments	$18,087,000
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Channing Small Cap Value Fund-8

LVIP Channing Small Cap Value Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$106,229,420	$—	$—	$106,229,420
Money Market Fund	1,703,438	—	—	1,703,438
Total Investments	$107,932,858	$—	$—	$107,932,858
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended	Year Ended
	12/31/25	12/31/24
Ordinary income	$912,099	$558,192
Long-term capital gains	3,482,902	132,135
Total	$4,395,001	$690,327
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed long-term capital gains	$9,687,893
Net unrealized appreciation	18,087,000
Distributable earnings/(accumulated loss)	$27,774,893
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	1,372,362	631,785
Service Class	583,180	875,050
Shares reinvested:
Standard Class	297,867	47,356
Service Class	45,961	4,689
	2,299,370	1,558,880
Shares redeemed:
Standard Class	(1,773,898)	(2,108,549)
Service Class	(446,881)	(391,099)
	(2,220,779)	(2,499,648)
Net increase (decrease)	78,591	(940,768)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the
LVIP Channing Small Cap Value Fund-9

LVIP Channing Small Cap Value Fund
Notes to Financial Statements (continued)
 7. Line of Credit (continued)
respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Risk Factors
The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Channing Small Cap Value Fund-10

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Channing Small Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Channing Small Cap Value Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and period from July 25, 2022 (commencement of operations) through December 31, 2022 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and period from July 25, 2022 (commencement of operations) through December 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP Channing Small Cap Value Fund–11

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
COMMON STOCK–95.87%
Aerospace & Defense–2.86%
†Boeing Co.	11,699	$2,540,087
General Dynamics Corp.	4,099	1,379,969
General Electric Co.	8,519	2,624,107
L3Harris Technologies, Inc.	4,001	1,174,574
Lockheed Martin Corp.	1,870	904,463
RTX Corp.	20,162	3,697,711
		12,320,911
Automobiles–2.25%
Ford Motor Co.	100,465	1,318,101
General Motors Co.	25,453	2,069,838
†Tesla, Inc.	13,996	6,294,281
		9,682,220
Banks–3.97%
Bank of America Corp.	99,898	5,494,390
Citigroup, Inc.	18,930	2,208,942
JPMorgan Chase & Co.	24,191	7,794,824
Wells Fargo & Co.	16,890	1,574,148
		17,072,304
Beverages–0.58%
†Boston Beer Co., Inc. Class A	1,794	350,063
Coca-Cola Co.	30,766	2,150,851
		2,500,914
Biotechnology–3.08%
AbbVie, Inc.	22,188	5,069,736
Amgen, Inc.	4,409	1,443,110
†Biogen, Inc.	4,297	756,229
†Exelixis, Inc.	31,733	1,390,858
Gilead Sciences, Inc.	13,564	1,664,845
†Halozyme Therapeutics, Inc.	18,824	1,266,855
Regeneron Pharmaceuticals, Inc.	2,170	1,674,958
		13,266,591
Broadline Retail–3.26%
†Amazon.com, Inc.	55,830	12,886,681
Macy's, Inc.	51,967	1,145,872
		14,032,553
Building Products–0.21%
Allegion PLC	5,791	922,043
		922,043
Capital Markets–2.45%
Bank of New York Mellon Corp.	16,500	1,915,485
CME Group, Inc.	3,667	1,001,384
Goldman Sachs Group, Inc.	2,670	2,346,930
Intercontinental Exchange, Inc.	13,100	2,121,676
Morgan Stanley	7,157	1,270,582
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
SEI Investments Co.	12,071	$990,064
State Street Corp.	6,963	898,297
		10,544,418
Chemicals–1.74%
CF Industries Holdings, Inc.	12,918	999,078
Corteva, Inc.	16,565	1,110,352
Ecolab, Inc.	6,860	1,800,888
Linde PLC	4,905	2,091,443
Sherwin-Williams Co.	4,070	1,318,802
†Solstice Advanced Materials, Inc.	3,590	174,402
		7,494,965
Commercial Services & Supplies–0.65%
=†GCI Liberty, Inc.	9,961	0
Waste Management, Inc.	12,788	2,809,651
		2,809,651
Communications Equipment–0.75%
†Arista Networks, Inc.	11,438	1,498,721
Cisco Systems, Inc.	22,423	1,727,244
		3,225,965
Construction Materials–0.64%
Vulcan Materials Co.	9,640	2,749,521
		2,749,521
Consumer Staples Distribution & Retail–2.95%
Albertsons Cos., Inc. Class A	50,991	875,515
†BJ's Wholesale Club Holdings, Inc.	9,154	824,135
Costco Wholesale Corp.	363	313,029
Dollar General Corp.	3,313	439,867
†Dollar Tree, Inc.	12,452	1,531,721
Kroger Co.	20,082	1,254,723
Walmart, Inc.	66,963	7,460,348
		12,699,338
Containers & Packaging–0.46%
Crown Holdings, Inc.	10,413	1,072,227
International Paper Co.	23,314	918,338
		1,990,565
Diversified Telecommunication Services–0.62%
AT&T, Inc.	61,259	1,521,673
Verizon Communications, Inc.	28,283	1,151,967
		2,673,640
Electric Utilities–0.77%
Entergy Corp.	23,519	2,173,861
NRG Energy, Inc.	7,255	1,155,286
		3,329,147
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-1

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment–1.44%
Eaton Corp. PLC	12,158	$3,872,445
Emerson Electric Co.	17,663	2,344,233
		6,216,678
Electronic Equipment, Instruments & Components–0.31%
Amphenol Corp. Class A	9,887	1,336,129
		1,336,129
Entertainment–2.22%
Electronic Arts, Inc.	4,348	888,427
†Netflix, Inc.	70,818	6,639,895
Walt Disney Co.	17,883	2,034,549
		9,562,871
Financial Services–4.33%
†Berkshire Hathaway, Inc. Class A	4,826	6,951,573
Mastercard, Inc. Class A	4,684	2,674,002
MGIC Investment Corp.	40,239	1,175,783
PayPal Holdings, Inc.	16,658	972,494
Visa, Inc. Class A	18,375	6,444,296
Western Union Co.	45,086	419,751
		18,637,899
Food Products–0.71%
Archer-Daniels-Midland Co.	18,785	1,079,950
McCormick & Co., Inc.	28,721	1,956,187
		3,036,137
Ground Transportation–1.12%
†Lyft, Inc. Class A	58,815	1,139,246
Ryder System, Inc.	5,256	1,005,946
†Uber Technologies, Inc.	18,510	1,512,452
Union Pacific Corp.	5,030	1,163,540
		4,821,184
Health Care Equipment & Supplies–1.36%
Abbott Laboratories	11,193	1,402,371
†Boston Scientific Corp.	10,863	1,035,787
†IDEXX Laboratories, Inc.	2,009	1,359,149
Stryker Corp.	5,872	2,063,832
		5,861,139
Health Care Providers & Services–1.02%
Cardinal Health, Inc.	7,382	1,517,001
HCA Healthcare, Inc.	3,018	1,408,984
McKesson Corp.	1,766	1,448,632
		4,374,617
Hotels, Restaurants & Leisure–0.72%
Booking Holdings, Inc.	300	1,606,599
Boyd Gaming Corp.	2,673	227,846
Expedia Group, Inc.	4,544	1,287,361
		3,121,806
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Products–1.32%
Colgate-Palmolive Co.	11,604	$916,948
Procter & Gamble Co.	33,129	4,747,717
		5,664,665
Industrial Conglomerates–0.47%
Honeywell International, Inc.	10,358	2,020,742
		2,020,742
Insurance–1.41%
American International Group, Inc.	15,189	1,299,419
Marsh & McLennan Cos., Inc.	7,410	1,374,703
Travelers Cos., Inc.	11,756	3,409,946
		6,084,068
Interactive Media & Services–8.52%
Alphabet, Inc. Class A	75,847	23,760,492
Meta Platforms, Inc. Class A	19,547	12,902,779
		36,663,271
Life Sciences Tools & Services–0.95%
†Medpace Holdings, Inc.	1,703	956,490
Thermo Fisher Scientific, Inc.	5,444	3,154,526
		4,111,016
Machinery–0.44%
Caterpillar, Inc.	3,312	1,897,345
		1,897,345
Media–0.37%
Comcast Corp. Class A	52,815	1,578,640
		1,578,640
Metals & Mining–0.71%
Anglogold Ashanti PLC	11,138	949,848
Newmont Corp.	21,268	2,123,610
		3,073,458
Multi-Utilities–0.21%
WEC Energy Group, Inc.	8,394	885,231
		885,231
Oil, Gas & Consumable Fuels–2.29%
APA Corp.	51,016	1,247,851
Chevron Corp.	8,574	1,306,763
Devon Energy Corp.	34,228	1,253,772
EQT Corp.	17,848	956,653
Exxon Mobil Corp.	29,548	3,555,806
Kinder Morgan, Inc.	56,109	1,542,437
		9,863,282
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-2

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Passenger Airlines–0.30%
†United Airlines Holdings, Inc.	11,440	$1,279,221
		1,279,221
Pharmaceuticals–2.92%
Bristol-Myers Squibb Co.	27,361	1,475,852
Eli Lilly & Co.	6,077	6,530,831
Johnson & Johnson	22,014	4,555,797
		12,562,480
Professional Services–0.37%
Automatic Data Processing, Inc.	6,219	1,599,713
		1,599,713
Semiconductors & Semiconductor Equipment–13.17%
†Advanced Micro Devices, Inc.	1,089	233,220
ASM International NV Class NY NY REG SHARES	2,381	1,436,767
ASML Holding NV.	3,651	3,906,059
Broadcom, Inc.	32,556	11,267,632
†Cirrus Logic, Inc.	4,951	586,694
KLA Corp.	814	989,075
Lam Research Corp.	10,973	1,878,358
Micron Technology, Inc.	9,665	2,758,488
NVIDIA Corp.	166,803	31,108,759
QUALCOMM, Inc.	9,641	1,649,093
Skyworks Solutions, Inc.	13,959	885,140
		56,699,285
Software–10.86%
†Adobe, Inc.	4,365	1,527,706
†AppLovin Corp. Class A	2,825	1,903,542
†Docusign, Inc.	13,419	917,860
†Dropbox, Inc. Class A	42,183	1,172,687
Intuit, Inc.	2,477	1,640,814
Microsoft Corp.	62,972	30,454,519
Oracle Corp.	1,636	318,873
†Palantir Technologies, Inc. Class A	12,715	2,260,091
†Palo Alto Networks, Inc.	10,225	1,883,445
Pegasystems, Inc.	21,660	1,293,535
†RingCentral, Inc. Class A	39,835	1,150,435
†Teradata Corp.	34,553	1,051,793
†Zoom Communications, Inc. Class A	13,697	1,181,914
		46,757,214
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs–0.57%
American Tower Corp.	8,462	$1,485,674
VICI Properties, Inc.	34,218	962,210
		2,447,884
Specialty Retail–2.39%
Best Buy Co., Inc.	14,503	970,686
Home Depot, Inc.	4,422	1,521,610
Lowe's Cos., Inc.	5,992	1,445,031
TJX Cos., Inc.	34,973	5,372,203
†Ulta Beauty, Inc.	1,627	984,351
		10,293,881
Technology Hardware, Storage & Peripherals–6.15%
Apple, Inc.	91,187	24,790,098
Western Digital Corp.	9,733	1,676,704
		26,466,802
Textiles, Apparel & Luxury Goods–0.62%
†Crocs, Inc.	14,871	1,271,768
Tapestry, Inc.	11,006	1,406,237
		2,678,005
Tobacco–0.33%
Altria Group, Inc.	24,932	1,437,579
		1,437,579
Trading Companies & Distributors–0.69%
Fastenal Co.	22,022	883,743
Ferguson Enterprises, Inc.	9,331	2,077,360
		2,961,103
Wireless Telecommunication Services–0.34%
T-Mobile U.S., Inc.	7,201	1,462,091
		1,462,091
Total Common Stock (Cost $219,834,030)		412,770,182

Money Market Fund–3.80%
State Street Institutional U.S. Government Money Market Fund –Premier Class (seven-day effective yield 3.74%)	16,363,016	16,363,016
Total Money Market Fund (Cost $16,363,016)		16,363,016

TOTAL INVESTMENTS–99.67% (Cost $236,197,046)	429,133,198
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.33%	1,426,134
NET ASSETS APPLICABLE TO 25,142,776 SHARES OUTSTANDING–100.00%	$430,559,332
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-3

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP CLEARBRIDGE FRANKLIN SELECT LARGE CAP MANAGED VOLATILITY FUND STANDARD CLASS ($4,315,656 / 251,158 Shares)	$17.183
NET ASSET VALUE PER SHARE–LVIP CLEARBRIDGE FRANKLIN SELECT LARGE CAP MANAGED VOLATILITY FUND SERVICE CLASS ($426,243,676 / 24,891,618 Shares)	$17.124
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$203,371,771
Distributable earnings/(accumulated loss)	227,187,561
TOTAL NET ASSETS	$430,559,332

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $997,077 cash collateral held at broker for futures contracts, $15,632 expense reimbursement receivable from Lincoln Financial
Investments Corporation, $149,681 payable for securities purchased, $332,229 payable for fund shares redeemed, $12,142 other accrued expenses payable, $362,567 due to manager and affiliates, $110,651 variation margin due to broker on futures contracts, $19,708 payable for audit fee and $25,662 payable for fund accounting fee as of December 31, 2025.

The following futures contracts were outstanding at December 31, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
8	CME E-mini Russell 2000 Index Futures	$999,200	$1,043,975	3/20/26	$—	$(44,775)
35	CME E-mini S&P 500 Index Futures	12,061,875	12,059,616	3/20/26	2,259	—
3	CME E-mini S&P MidCap 400 Index Futures	997,560	1,012,711	3/20/26	—	(15,151)
Total Futures Contracts					$2,259	$(59,926)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-4

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$6,013,894
Foreign taxes refunded	310
6,014,204
EXPENSES:
Management fees	2,837,511
Distribution fees-Service Class	1,537,991
Shareholder servicing fees	128,575
Accounting and administration expenses	116,261
Professional fees	51,308
Reports and statements to shareholders	14,846
Trustees’ fees and expenses	13,063
Custodian fees	12,124
Consulting fees	11,377
Pricing fees	3,200
Other	12,923
4,739,179
Less:
Management fees waived	(155,176)
Expenses reimbursed	(186,333)
Total operating expenses	4,397,670
NET INVESTMENT INCOME	1,616,534
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	53,864,628
Foreign currencies	33
Futures contracts	(20,242,358)
Net realized gain	33,622,303
Net change in unrealized appreciation (depreciation) of:
Investments	8,248,716
Foreign currencies	(4)
Futures contracts	847,186
Net change in unrealized appreciation (depreciation)	9,095,898
NET REALIZED AND UNREALIZED GAIN	42,718,201
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$44,334,735
See accompanying notes, which are an integral part of the financial statements.

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,616,534	$2,297,918
Net realized gain	33,622,303	65,015,638
Net change in unrealized appreciation (depreciation)	9,095,898	29,814,459
Net increase in net assets resulting from operations	44,334,735	97,128,015
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(523,890)	(208,329)
Service Class	(53,047,294)	(25,292,647)
	(53,571,184)	(25,500,976)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,216,277	1,693,114
Service Class	15,979,183	9,688,513
Reinvestment of dividends and distributions:
Standard Class	523,890	208,329
Service Class	53,047,294	25,292,647
	70,766,644	36,882,603
Cost of shares redeemed:
Standard Class	(1,115,454)	(277,475)
Service Class	(104,934,160)	(121,266,012)
	(106,049,614)	(121,543,487)
Decrease in net assets derived from capital share transactions	(35,282,970)	(84,660,884)
NET DECREASE IN NET ASSETS	(44,519,419)	(13,033,845)
NET ASSETS:
Beginning of year	475,078,751	488,112,596
End of year	$430,559,332	$475,078,751
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-5

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$17.656	$15.289	$13.263	$18.018	$14.930
Income (loss) from investment operations:
Net investment income[1]	0.124	0.141	0.149	0.131	0.083
Net realized and unrealized gain (loss)	1.720	3.241	2.769	(3.297)	3.208
Total from investment operations	1.844	3.382	2.918	(3.166)	3.291
Less dividends and distributions from:
Net investment income	(0.125)	(0.151)	(0.156)	(0.129)	(0.095)
Net realized gain	(2.192)	(0.864)	(0.736)	(1.460)	(0.108)
Total dividends and distributions	(2.317)	(1.015)	(0.892)	(1.589)	(0.203)
Net asset value, end of period	$17.183	$17.656	$15.289	$13.263	$18.018
Total return[2]	10.81%	22.29%	22.54%	(17.45% )[3]	22.04%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,316	$3,738	$1,829	$1,635	$2,063
Ratio of expenses to average net assets	0.65%	0.66%	0.68%	0.68%	0.68%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.72%	0.73%	0.73%	0.72%
Ratio of net investment income to average net assets	0.72%	0.81%	1.04%	0.85%	0.49%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.64%	0.75%	0.99%	0.80%	0.45%
Portfolio turnover	37%	49%	14%	22%	19%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	In 2022, 0.21% of the fund's total return consists of a voluntary reimbursement by sub-adviser Clearbridge for a realized investment loss. Excluding this item, total return would have been (17.66)%.
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-6

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$17.607	$15.249	$13.233	$17.980	$14.900
Income (loss) from investment operations:
Net investment income[1]	0.063	0.079	0.098	0.078	0.024
Net realized and unrealized gain (loss)	1.709	3.230	2.758	(3.288)	3.197
Total from investment operations	1.772	3.309	2.856	(3.210)	3.221
Less dividends and distributions from:
Net investment income	(0.063)	(0.087)	(0.104)	(0.077)	(0.033)
Net realized gain	(2.192)	(0.864)	(0.736)	(1.460)	(0.108)
Total dividends and distributions	(2.255)	(0.951)	(0.840)	(1.537)	(0.141)
Net asset value, end of period	$17.124	$17.607	$15.249	$13.233	$17.980
Total return[2]	10.42%	21.86%	22.11%	(17.74% )[3]	21.62%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$426,243	$471,340	$486,284	$472,348	$621,683
Ratio of expenses to average net assets	1.00%	1.01%	1.03%	1.03%	1.03%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	1.08%	1.07%	1.08%	1.08%	1.07%
Ratio of net investment income to average net assets	0.37%	0.46%	0.69%	0.50%	0.14%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.29%	0.40%	0.64%	0.45%	0.10%
Portfolio turnover	37%	49%	14%	22%	19%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	In 2022, 0.22% of the fund's total return consists of a voluntary reimbursement by sub-adviser Clearbridge for a realized investment loss. Excluding this item, total return would have been (17.96)%.
See accompanying notes, which are an integral part of the financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-7

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-8

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $348 for the year ended December 31, 2025. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.64% of the Fund's average daily net assets.    LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.035% of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.645% of the Fund’s average daily net assets for the Standard Class and 0.995% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue through at least April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$216,077	$191,981	$186,333	$594,391
ClearBridge Investments, LLC ("ClearBridge") and Franklin Advisers, Inc (“FAV”) are sub-advisers to the Fund with each responsible for the day-to-day management of a portion of the Fund's investment portfolio. For these services, LFI, not the Fund, pays ClearBridge and FAV a fee based on their managed portions of the Fund's average daily net assets.
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-9

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$37,062
Legal	6,127
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $7,027 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$15,632
Management fees payable to LFI	223,595
Distribution fees payable to LFD	128,061
Printing and mailing fees payable to Lincoln Life	193
Shareholder servicing fees payable to Lincoln Life	10,718
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$157,101,926
Sales	255,318,723
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$236,808,056
Aggregate unrealized appreciation of investments and derivatives	$196,994,220
Aggregate unrealized depreciation of investments and derivatives	(4,669,077)
Net unrealized appreciation of investments and derivatives	$192,325,143
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-10

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$12,320,911	$—	$—	$12,320,911
Automobiles	9,682,220	—	—	9,682,220
Banks	17,072,304	—	—	17,072,304
Beverages	2,500,914	—	—	2,500,914
Biotechnology	13,266,591	—	—	13,266,591
Broadline Retail	14,032,553	—	—	14,032,553
Building Products	922,043	—	—	922,043
Capital Markets	10,544,418	—	—	10,544,418
Chemicals	7,494,965	—	—	7,494,965
Commercial Services & Supplies	2,809,651	—	— *	2,809,651
Communications Equipment	3,225,965	—	—	3,225,965
Construction Materials	2,749,521	—	—	2,749,521
Consumer Staples Distribution & Retail	12,699,338	—	—	12,699,338
Containers & Packaging	1,990,565	—	—	1,990,565
Diversified Telecommunication Services	2,673,640	—	—	2,673,640
Electric Utilities	3,329,147	—	—	3,329,147
Electrical Equipment	6,216,678	—	—	6,216,678
Electronic Equipment, Instruments & Components	1,336,129	—	—	1,336,129
Entertainment	9,562,871	—	—	9,562,871
Financial Services	18,637,899	—	—	18,637,899
Food Products	3,036,137	—	—	3,036,137
Ground Transportation	4,821,184	—	—	4,821,184
Health Care Equipment & Supplies	5,861,139	—	—	5,861,139
Health Care Providers & Services	4,374,617	—	—	4,374,617
Hotels, Restaurants & Leisure	3,121,806	—	—	3,121,806
Household Products	5,664,665	—	—	5,664,665
Industrial Conglomerates	2,020,742	—	—	2,020,742
Insurance	6,084,068	—	—	6,084,068
Interactive Media & Services	36,663,271	—	—	36,663,271
Life Sciences Tools & Services	4,111,016	—	—	4,111,016
Machinery	1,897,345	—	—	1,897,345
Media	1,578,640	—	—	1,578,640
Metals & Mining	3,073,458	—	—	3,073,458
Multi-Utilities	885,231	—	—	885,231
Oil, Gas & Consumable Fuels	9,863,282	—	—	9,863,282
Passenger Airlines	1,279,221	—	—	1,279,221
Pharmaceuticals	12,562,480	—	—	12,562,480
Professional Services	1,599,713	—	—	1,599,713
Semiconductors & Semiconductor Equipment	56,699,285	—	—	56,699,285
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-11

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Software	$46,757,214	$—	$—	$46,757,214
Specialized REITs	2,447,884	—	—	2,447,884
Specialty Retail	10,293,881	—	—	10,293,881
Technology Hardware, Storage & Peripherals	26,466,802	—	—	26,466,802
Textiles, Apparel & Luxury Goods	2,678,005	—	—	2,678,005
Tobacco	1,437,579	—	—	1,437,579
Trading Companies & Distributors	2,961,103	—	—	2,961,103
Wireless Telecommunication Services	1,462,091	—	—	1,462,091
Money Market Fund	16,363,016	—	—	16,363,016
Total Investments	$429,133,198	$—	$—	$429,133,198
Derivatives:

Assets:
Futures Contract	$2,259	$—	$—	$2,259
Liabilities:
Futures Contracts	$(59,926)	$—	$—	$(59,926)

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the year ended December 31, 2025, there were no material transfers to or from Level 3 investments.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related wash sales and mark-to-market adjustments on certain derivatives.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$2,664,266	$13,497,219
Long-term capital gains	50,906,918	12,003,757
Total	$53,571,184	$25,500,976
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$58,668
Undistributed long-term capital gains	34,803,755
Other temporary differences	(5)
Net unrealized appreciation	192,325,143
Distributable earnings/(accumulated loss)	$227,187,561
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-12

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	71,885	96,052
Service Class	943,598	572,212
Shares reinvested:
Standard Class	31,119	11,924
Service Class	3,172,779	1,454,449
	4,219,381	2,134,637
Shares redeemed:
Standard Class	(63,586)	(15,871)
Service Class	(5,994,456)	(7,147,051)
	(6,058,042)	(7,162,922)
Net decrease	(1,838,661)	(5,028,285)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$2,259	Receivables and other assets net of liabilities	$(59,926)
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-13

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(20,242,358)	$847,186
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$15,876,507	$10,223,327
9. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-14

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Notes to Financial Statements (continued)
 11. Recent Accounting Pronouncements (continued)
December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund-15

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund–16

LVIP Dimensional International Core Equity Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP Dimensional International Core Equity Fund

LVIP Dimensional International Core Equity Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–99.08%
Australia–6.08%
†29Metals Ltd.	118,430	$45,357
Accent Group Ltd.	46,710	29,410
Acrow Ltd.	29,936	20,573
Adairs Ltd.	16,558	19,455
AGL Energy Ltd.	27,208	168,599
†Ainsworth Game Technology Ltd.	6,705	4,519
†Alkane Resources Ltd.	65,765	57,906
Alliance Aviation Services Ltd.	9,515	7,833
ALS Ltd.	21,656	317,252
†AMA Group Ltd.	18,338	9,790
Amotiv Ltd.	12,973	77,370
AMP Ltd.	265,383	321,970
†Amplitude Energy Ltd.	32,431	63,197
Ampol Ltd.	12,059	256,295
Ansell Ltd.	10,726	250,325
ANZ Group Holdings Ltd.	48,035	1,161,371
APA Group	33,759	201,717
†Appen Ltd.	7,413	3,922
ARB Corp. Ltd.	6,277	131,218
Aristocrat Leisure Ltd.	7,117	275,530
ARN Media Ltd.	22,200	5,852
†Articore Group Ltd.	8,524	1,477
ASX Ltd.	2,506	85,811
Atlas Arteria Ltd.	43,963	142,991
AUB Group Ltd.	7,361	151,301
†Audinate Group Ltd.	3,066	8,289
†Aurelia Metals Ltd.	90,985	15,115
Aurizon Holdings Ltd.	182,420	443,883
Aussie Broadband Ltd.	17,641	59,243
†Austal Ltd.	43,411	193,511
†Australian Agricultural Co. Ltd.	17,102	16,492
Australian Clinical Labs Ltd.	21,006	38,492
Australian Ethical Investment Ltd.	7,408	24,926
†Baby Bunting Group Ltd.	5,130	8,764
Bank of Queensland Ltd.	57,363	249,520
Bapcor Ltd.	19,286	26,586
Beach Energy Ltd.	126,125	98,734
Bega Cheese Ltd.	30,567	123,350
Bell Financial Group Ltd.	20,472	17,966
†Bellevue Gold Ltd.	45,336	50,742
Bendigo & Adelaide Bank Ltd.	41,860	293,255
BHP Group Ltd.	101,610	3,066,501
BHP Group Ltd. ADR	18,699	1,128,859
†Black Cat Syndicate Ltd.	64,134	52,606
BlueScope Steel Ltd.	21,188	338,320
Brambles Ltd.	50,220	766,875
Bravura Solutions Ltd.	23,881	40,839
Breville Group Ltd.	7,609	148,972
†Capricorn Metals Ltd.	40,328	381,566
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
CAR Group Ltd.	1,512	$30,968
Cedar Woods Properties Ltd.	3,865	22,076
†Cettire Ltd.	20,920	12,167
Challenger Ltd.	56,938	356,520
Champion Iron Ltd.	26,804	107,958
†Chrysos Corp. Ltd.	2,857	14,052
Cleanaway Waste Management Ltd.	175,072	301,830
†ClearView Wealth Ltd.	34,077	12,508
Clinuvel Pharmaceuticals Ltd.	1,998	16,566
†Coast Entertainment Holdings Ltd.	56,288	20,696
Cochlear Ltd.	1,570	272,582
Codan Ltd.	8,979	169,770
Cogstate Ltd.	4,311	6,505
Coles Group Ltd.	48,316	690,593
Collins Foods Ltd.	10,696	74,021
Commonwealth Bank of Australia	11,664	1,245,004
Computershare Ltd.	19,011	430,857
†Core Lithium Ltd.	391,972	71,692
Coronado Global Resources, Inc.	42,154	8,950
=Corporate Travel Management Ltd.	8,685	69,841
CSL Ltd.	6,057	697,048
Dalrymple Bay Infrastructure Ltd.	4,869	16,260
Data#3 Ltd.	14,663	87,810
†Develop Global Ltd.	9,081	28,057
Dicker Data Ltd.	7,913	54,197
Domino's Pizza Enterprises Ltd.	4,529	63,331
Downer EDI Ltd.	63,399	335,005
Duratec Ltd.	14,417	18,461
Dyno Nobel Ltd.	139,191	297,514
Eagers Automotive Ltd.	13,850	227,219
=†Elanor Investor Group	7,930	815
Elders Ltd.	24,374	111,153
†Electro Optic Systems Holdings Ltd.	8,726	54,903
†Emeco Holdings Ltd.	23,831	19,619
†Emerald Resources NL	43,531	181,075
†EML Payments Ltd.	25,538	15,710
Endeavour Group Ltd.	130,927	319,217
†Energy World Corp. Ltd.	57,823	2,238
Enero Group Ltd.	5,128	2,160
EQT Holdings Ltd.	1,794	28,554
Euroz Hartleys Group Ltd.	6,413	5,050
Evolution Mining Ltd.	130,811	1,094,723
EVT Ltd.	9,381	78,346
FleetPartners Group Ltd.	23,440	44,269
Fleetwood Ltd.	8,185	14,512
LVIP Dimensional International Core Equity Fund-1

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Flight Centre Travel Group Ltd.	13,918	$139,063
Fortescue Ltd.	64,258	939,612
G8 Education Ltd.	76,969	35,390
†Genesis Minerals Ltd.	39,351	188,238
GR Engineering Services Ltd.	8,892	26,424
GrainCorp Ltd. Class A	19,403	92,808
†Grange Resources Ltd.	19,800	3,766
GWA Group Ltd.	21,802	36,956
Hansen Technologies Ltd.	14,725	51,820
Harvey Norman Holdings Ltd.	45,282	209,094
Healius Ltd.	57,785	34,813
Helia Group Ltd.	31,524	115,550
HUB24 Ltd.	2,110	134,997
IDP Education Ltd.	8,769	33,697
†IGO Ltd.	34,275	186,793
Iluka Resources Ltd.	35,372	135,980
Imdex Ltd.	54,450	124,462
†Immutep Ltd. ADR	4,950	14,157
Inghams Group Ltd.	35,938	59,612
†Insignia Financial Ltd.	57,131	173,360
Insurance Australia Group Ltd.	107,777	571,996
Integral Diagnostics Ltd.	27,556	46,625
IPH Ltd.	11,201	26,249
IRESS Ltd.	18,965	107,120
IVE Group Ltd.	13,275	26,666
JB Hi-Fi Ltd.	4,968	318,012
†Judo Capital Holdings Ltd.	44,277	50,736
Jumbo Interactive Ltd.	1,085	8,320
Jupiter Mines Ltd.	61,368	11,233
Karoon Energy Ltd.	58,285	59,847
Kelsian Group Ltd.	11,385	32,232
Kogan.com Ltd.	10,179	24,889
L1 Group Ltd.	72,566	51,575
Lendlease Corp. Ltd.	70,964	245,200
†Lifestyle Communities Ltd.	6,487	21,742
Lottery Corp. Ltd.	80,203	275,575
Lovisa Holdings Ltd.	2,892	56,319
Lycopodium Ltd.	1,603	14,741
†Lynas Rare Earths Ltd.	6,322	51,849
Maas Group Holdings Ltd.	4,542	16,489
Macmahon Holdings Ltd.	102,720	45,516
Macquarie Group Ltd.	3,936	531,872
†Macquarie Technology Group Ltd. Class L	972	43,049
Magellan Financial Group Ltd.	20,549	136,396
†Mayne Pharma Group Ltd.	10,321	21,421
McMillan Shakespeare Ltd.	3,253	36,965
Medibank Pvt Ltd.	83,355	266,016
†Megaport Ltd.	5,140	41,534
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
†Mesoblast Ltd.	37,595	$67,951
Metcash Ltd.	118,955	261,571
†MGX Resources Ltd.	40,070	12,169
†Michael Hill International Ltd.	14,556	3,351
†Mineral Resources Ltd.	5,830	210,451
Monadelphous Group Ltd.	10,490	185,213
Monash IVF Group Ltd.	48,981	24,025
Myer Holdings Ltd.	140,226	44,401
MyState Ltd.	16,569	50,583
†Nanosonics Ltd.	3,177	8,416
National Australia Bank Ltd.	45,440	1,277,624
Netwealth Group Ltd.	8,128	138,554
†Neuren Pharmaceuticals Ltd.	1,272	15,712
New Hope Corp. Ltd.	58,705	157,487
†NEXTDC Ltd.	22,470	187,085
nib holdings Ltd.	36,492	166,754
Nick Scali Ltd.	9,300	145,883
Nickel Industries Ltd.	170,602	94,588
Nine Entertainment Co. Holdings Ltd.	114,713	84,737
Northern Star Resources Ltd.	47,218	830,926
†Novonix Ltd.	3,822	1,068
NRW Holdings Ltd.	46,732	160,058
†Nufarm Ltd.	28,808	45,042
†Nuix Ltd.	12,142	14,458
Objective Corp. Ltd.	1,940	21,336
†OFX Group Ltd.	15,689	5,058
OM Holdings Ltd.	23,197	4,102
†Omni Bridgeway Ltd.	13,858	13,502
oOh!media Ltd.	48,209	41,824
†Ora Banda Mining Ltd.	34,163	34,534
Orica Ltd.	27,993	452,116
Origin Energy Ltd.	51,991	397,030
Orora Ltd.	149,724	220,292
†Pantoro Gold Ltd.	30,098	97,187
Peet Ltd.	38,309	50,477
†Peninsula Energy Ltd.	48,103	20,652
†PeopleIN Ltd.	6,712	3,987
Perenti Ltd.	80,124	148,717
Perpetual Ltd.	9,840	122,072
Perseus Mining Ltd.	165,494	622,155
†PEXA Group Ltd.	10,825	96,896
Pinnacle Investment Management Group Ltd.	910	10,349
†PLS Group Ltd.	68,415	191,653
Praemium Ltd.	19,514	10,329
Premier Investments Ltd.	9,919	91,000
Pro Medicus Ltd.	2,584	379,494
Propel Funeral Partners Ltd.	4,499	14,779
PWR Holdings Ltd.	5,986	31,321
LVIP Dimensional International Core Equity Fund-2

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Qantas Airways Ltd.	20,393	$140,889
QBE Insurance Group Ltd.	73,538	973,602
Qube Holdings Ltd.	85,374	270,850
Ramelius Resources Ltd.	131,359	361,289
Ramsay Health Care Ltd.	10,610	242,603
REA Group Ltd.	1,419	172,983
Reece Ltd.	8,182	72,830
Regal Partners Ltd.	4,484	9,583
Regis Healthcare Ltd.	9,658	44,755
Regis Resources Ltd.	78,279	390,415
Reliance Worldwide Corp. Ltd.	65,331	167,721
†Resolute Mining Ltd.	188,886	152,986
†Retail Food Group Ltd.	5,148	5,069
Ridley Corp. Ltd.	43,411	76,771
Rio Tinto Ltd.	14,115	1,376,997
†RPMGlobal Holdings Ltd.	15,918	52,514
†Sandfire Resources Ltd.	47,779	567,533
Santos Ltd.	247,171	1,015,177
SEEK Ltd.	7,295	112,023
†Select Harvests Ltd.	14,731	49,055
Servcorp Ltd.	2,368	10,746
Service Stream Ltd.	54,665	81,626
SGH Ltd.	6,045	186,573
Shaver Shop Group Ltd.	10,483	10,333
Sigma Healthcare Ltd.	48,784	95,500
Sims Ltd.	10,907	130,142
SmartGroup Corp. Ltd.	6,414	38,998
Sonic Healthcare Ltd.	22,815	343,525
South32 Ltd.	156,051	369,389
Southern Cross Media Group Ltd.	28,988	15,283
SRG Global Ltd.	75,626	151,102
Stanmore Resources Ltd.	23,895	36,894
Steadfast Group Ltd.	46,257	162,479
†Strike Energy Ltd.	83,707	5,860
Suncorp Group Ltd.	39,080	458,763
Super Retail Group Ltd.	17,575	187,616
†Superloop Ltd.	15,056	26,008
†Syrah Resources Ltd.	63,525	14,169
Tabcorp Holdings Ltd.	125,239	82,317
Technology One Ltd.	12,834	238,026
†Telix Pharmaceuticals Ltd.	3,758	28,093
Telstra Group Ltd.	101,809	330,325
=†Ten Sixty Four Ltd.	34,142	2,506
TPG Telecom Ltd.	26,527	66,933
Transurban Group	37,191	351,961
Treasury Wine Estates Ltd.	41,410	144,496
†Tuas Ltd.	7,769	36,578
†Tyro Payments Ltd.	63,690	42,538
Universal Store Holdings Ltd.	2,598	13,851
†Vault Minerals Ltd.	54,814	197,283
Ventia Services Group Pty. Ltd.	80,878	320,691
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Australia (continued)
Viva Energy Group Ltd.	77,576	$105,853
†Vulcan Energy Resources Ltd.	19,971	58,654
Washington H Soul Pattinson & Co. Ltd.	7,908	195,670
†WEB Travel Group Ltd.	20,237	64,368
Webjet Group Ltd.	46,935	27,472
Wesfarmers Ltd.	17,922	965,512
†West African Resources Ltd.	136,558	270,319
Westgold Resources Ltd.	83,286	352,769
Westpac Banking Corp.	54,183	1,390,418
Whitehaven Coal Ltd.	59,755	307,589
WiseTech Global Ltd.	2,789	126,801
Woodside Energy Group Ltd.	62,603	976,144
Woodside Energy Group Ltd. ADR	9,552	148,916
Woolworths Group Ltd.	21,965	429,745
Worley Ltd.	30,037	250,833
XRF Scientific Ltd.	17,554	24,073
Yancoal Australia Ltd.	41,066	135,400
		48,549,379
Austria–0.70%
Agrana Beteiligungs AG	1,444	18,497
†ams-OSRAM AG	5,969	58,025
ANDRITZ AG	6,689	521,599
†AT&S Austria Technologie & Systemtechnik AG	1,508	56,458
BAWAG Group AG	7,025	1,058,062
CA Immobilien Anlagen AG	1,135	29,899
DO & Co. AG	520	126,498
Erste Group Bank AG	7,346	880,854
†Eurotelesites AG	3,469	18,672
Fabasoft AG	435	8,105
†Lenzing AG	1,510	41,300
Mayr Melnhof Karton AG	589	64,012
OMV AG	14,917	830,092
Palfinger AG	713	27,743
†POLYTEC Holding AG	1,389	5,387
Porr AG	1,155	43,440
Raiffeisen Bank International AG	4,575	203,847
RHI Magnesita NV	752	28,038
SBO AG	676	21,581
Semperit AG Holding	457	6,668
Strabag SE	1,033	98,163
Telekom Austria AG	10,299	108,930
†UBM Development AG	240	5,576
UNIQA Insurance Group AG	8,361	151,108
Verbund AG	1,806	131,136
LVIP Dimensional International Core Equity Fund-3

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Austria (continued)
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,355	$342,984
voestalpine AG	10,155	447,231
Wienerberger AG	7,225	257,812
Zumtobel Group AG	1,947	7,798
		5,599,515
Belgium–1.02%
Ackermans & van Haaren NV	2,336	634,268
Ageas SA	13,927	975,738
†AGFA-Gevaert NV	14,619	8,659
Anheuser-Busch InBev SA	24,124	1,548,302
†Atenor	896	2,548
Azelis Group NV	6,407	69,999
Barco NV	2,553	35,389
Bekaert SA	2,166	95,897
†bpost SA	6,706	16,039
Cie d'Entreprises CFE	740	7,444
CMB Tech NV	7,295	70,750
Colruyt Group NV	3,568	132,083
Deceuninck NV	7,755	20,599
Deme Group NV	740	120,842
D'ieteren Group	784	141,215
Econocom Group SA NV	6,908	13,379
Elia Group SA	1,420	182,730
EVS Broadcast Equipment SA	1,163	50,215
Fagron	7,355	183,512
†Immobel SA	390	10,748
Jensen-Group NV	278	19,183
KBC Group NV	8,948	1,165,351
Kinepolis Group NV	664	23,341
Lotus Bakeries NV	23	211,706
Melexis NV	850	57,054
†Ontex Group NV	7,771	44,610
†Orange Belgium SA	1,619	36,721
Proximus SADP	11,365	94,383
Recticel SA	2,992	34,305
Sipef NV	408	38,885
Solvay SA	8,032	255,559
Syensqo SA	4,764	381,588
Tessenderlo Group SA	1,567	48,077
UCB SA	4,029	1,122,586
Umicore SA	9,322	194,866
Van de Velde NV	509	17,972
VGP NV	684	78,911
What's Cooking BV	51	6,713
†X-Fab Silicon Foundries SE	4,109	24,838
		8,177,005
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Bermuda–0.01%
Conduit Holdings Ltd.	9,207	$48,548
		48,548
Britain–0.03%
Hargreaves Services PLC	2,415	21,290
Travis Perkins PLC	15,128	129,192
Wickes Group PLC	22,473	71,187
		221,669
Canada–12.40%
†5N Plus, Inc.	6,300	81,335
Acadian Timber Corp.	800	9,267
ADENTRA, Inc.	720	17,825
ADF Group, Inc.	1,700	11,407
†Advantage Energy Ltd.	16,293	139,361
Aecon Group, Inc.	6,400	145,854
AG Growth International, Inc.	1,200	20,283
AGF Management Ltd. Class B	5,000	59,306
Agnico Eagle Mines Ltd.	13,578	2,301,878
†Aimia, Inc.	2,700	5,311
†Air Canada	8,986	126,290
AirBoss of America Corp.	1,300	4,395
Alamos Gold, Inc. Class A	16,252	627,147
Algoma Central Corp.	1,600	22,032
Algoma Steel Group, Inc.	4,452	18,253
Algonquin Power & Utilities Corp.	39,629	243,712
Alimentation Couche-Tard, Inc.	16,000	873,819
AltaGas Ltd.	22,334	680,979
Altius Minerals Corp.	1,400	41,657
Altus Group Ltd.	1,496	61,811
Amerigo Resources Ltd.	14,300	47,300
Andrew Peller Ltd. Class A	1,500	5,792
ARC Resources Ltd.	45,153	847,102
†Aritzia, Inc.	9,200	786,580
Atco Ltd. Class I	5,000	205,384
†Athabasca Oil Corp.	60,142	308,039
AtkinsRealis Group, Inc.	5,527	356,776
†ATS Corp.	2,581	71,096
†Aurora Cannabis, Inc.	6,831	28,827
†AutoCanada, Inc.	1,479	25,484
B2Gold Corp.	129,968	585,190
Badger Infrastructure Solutions Ltd.	3,000	159,841
Bank of Montreal	16,112	2,091,404
Bank of Nova Scotia	28,373	2,091,432
Barrick Mining Corp.	27,924	1,216,090
†Bausch & Lomb Corp.	1,231	21,025
†Bausch Health Cos., Inc.	12,220	84,929
Baytex Energy Corp.	24,468	79,150
BCE, Inc.	2,401	57,192
Birchcliff Energy Ltd.	18,053	98,252
LVIP Dimensional International Core Equity Fund-4

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Bird Construction, Inc.	6,578	$136,683
Black Diamond Group Ltd.	4,000	42,723
†BlackBerry Ltd.	2,334	8,809
†Bombardier, Inc. Class B	3,808	647,822
†Bonterra Energy Corp.	2,713	8,934
Boralex, Inc. Class A	7,775	143,485
Boyd Group, Inc.	1,056	168,208
†Bragg Gaming Group, Inc.	1,500	3,147
Brookfield Corp. Class A	8,792	403,442
Brookfield Infrastructure Corp. Class A	2,008	91,163
BRP, Inc.	1,741	123,112
†CAE, Inc.	12,860	391,192
†Calfrac Well Services Ltd.	2,200	6,684
Calian Group Ltd.	1,300	52,585
Cameco Corp.	2,498	228,542
Canaccord Genuity Group, Inc.	9,326	75,149
=†Canacol Energy Ltd.	2,620	2,921
†Canada Goose Holdings, Inc.	2,868	37,141
Canada Packers, Inc.	759	8,898
Canadian Imperial Bank of Commerce	16,582	1,502,495
Canadian National Railway Co.	7,337	725,262
Canadian Natural Resources Ltd.	51,766	1,752,279
Canadian Pacific Kansas City Ltd.	8,825	649,785
Canadian Tire Corp. Ltd. Class A	5,715	724,248
Canadian Utilities Ltd. Class A	6,045	188,192
†Canfor Corp.	7,448	63,652
†Canopy Growth Corp.	7,038	8,023
Capital Power Corp.	8,688	370,611
†Capstone Copper Corp.	39,334	394,902
Cardinal Energy Ltd.	13,600	86,105
Cascades, Inc.	7,059	64,082
†Cavvy Energy Ltd.	11,200	7,426
CCL Industries, Inc. Class B	11,719	740,255
†Celestica, Inc.	4,288	1,267,576
Cenovus Energy, Inc.	101,231	1,712,829
Centerra Gold, Inc.	26,427	380,458
CES Energy Solutions Corp.	29,601	264,620
CGI, Inc.	7,759	716,190
China Gold International Resources Corp. Ltd.	14,900	299,835
†Cineplex, Inc.	4,200	32,252
Cogeco Communications, Inc.	1,466	70,996
Cogeco, Inc.	600	27,973
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Colliers International Group, Inc.	2,014	$296,078
Computer Modelling Group Ltd.	4,000	15,213
Constellation Software, Inc.	400	962,122
Corby Spirit & Wine Ltd.	700	7,548
†Cronos Group, Inc.	19,611	51,577
Definity Financial Corp.	9,002	497,994
dentalcorp Holdings Ltd.	1,860	14,852
†Descartes Systems Group, Inc.	1,516	132,893
Dexterra Group, Inc.	2,620	22,219
†Docebo, Inc.	900	19,993
Dollarama, Inc.	10,245	1,531,208
Doman Building Materials Group Ltd.	9,128	62,248
†Dorel Industries, Inc. Class B	1,100	1,194
DPM Metals, Inc.	24,900	769,559
DREAM Unlimited Corp. Class A	3,919	55,107
=Dye & Durham Ltd.	2,000	6,076
Dynacor Group, Inc.	4,700	20,101
E-L Financial Corp. Ltd.	13,900	164,769
†Eldorado Gold Corp.	23,922	859,392
Element Fleet Management Corp.	20,569	540,244
Emera, Inc.	7,459	367,584
Empire Co. Ltd. Class A	10,959	381,016
Enbridge, Inc.	21,398	1,023,648
Enerflex Ltd.	9,500	146,479
Enghouse Systems Ltd.	3,200	47,468
†Ensign Energy Services, Inc.	21,372	39,550
EQB, Inc.	3,312	250,689
†Equinox Gold Corp.	44,971	631,520
†ERO Copper Corp.	6,219	175,937
Evertz Technologies Ltd.	1,800	18,150
Exchange Income Corp.	2,708	161,705
Exco Technologies Ltd.	2,400	12,013
Extendicare, Inc.	8,400	130,662
Fairfax Financial Holdings Ltd.	608	1,158,764
Fiera Capital Corp.	10,282	46,445
Finning International, Inc.	15,344	831,397
First Majestic Silver Corp.	26,513	441,707
†First Quantum Minerals Ltd.	28,579	766,243
FirstService Corp.	2,407	374,343
Fortis, Inc.	11,929	619,745
†Fortuna Mining Corp.	37,864	371,289
Franco-Nevada Corp.	2,286	473,842
Frontera Energy Corp.	4,725	20,827
†Galiano Gold, Inc.	4,900	12,459
LVIP Dimensional International Core Equity Fund-5

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†GDI Integrated Facility Services, Inc.	1,200	$31,693
George Weston Ltd.	6,588	454,495
GFL Environmental, Inc.	2,307	99,086
Gibson Energy, Inc.	18,672	341,729
Gildan Activewear, Inc.	9,462	590,997
†GoGold Resources, Inc.	20,100	42,615
Great-West Lifeco, Inc.	2,045	100,853
†Haivision Systems, Inc.	3,000	11,453
Hammond Power Solutions, Inc.	600	69,715
Headwater Exploration, Inc.	19,954	136,220
High Liner Foods, Inc.	2,452	26,440
†HLS Therapeutics, Inc.	2,317	8,137
Hudbay Minerals, Inc.	33,294	660,896
Hydro One Ltd.	7,800	310,511
iA Financial Corp., Inc.	7,197	932,456
†IAMGOLD Corp.	71,214	1,174,691
†Imperial Metals Corp.	3,600	26,229
Imperial Oil Ltd.	5,888	508,193
Information Services Corp.	1,000	33,879
InPlay Oil Corp.	950	8,583
Intact Financial Corp.	5,527	1,150,581
†Interfor Corp.	3,205	19,988
†International Petroleum Corp.	8,681	158,947
†Ivanhoe Mines Ltd. Class A	7,600	86,435
Jamieson Wellness, Inc.	3,200	78,453
†Journey Energy, Inc.	3,866	8,957
†K92 Mining, Inc.	27,300	451,304
K-Bro Linen, Inc.	800	20,464
†Kelt Exploration Ltd.	13,500	75,440
Keyera Corp.	17,894	573,630
†Kinaxis, Inc.	239	30,138
Kinross Gold Corp.	92,881	2,616,137
†Knight Therapeutics, Inc.	6,900	30,414
Lassonde Industries, Inc. Class A	400	63,970
Laurentian Bank of Canada	4,987	146,425
Leon's Furniture Ltd.	2,194	44,758
†Lightspeed Commerce, Inc.	7,805	94,284
Linamar Corp.	2,641	159,628
Loblaw Cos. Ltd.	11,208	506,689
†Lucara Diamond Corp.	28,465	4,148
Lundin Gold, Inc.	14,046	1,166,824
Lundin Mining Corp.	27,865	598,898
Magellan Aerospace Corp.	1,000	13,493
Magna International, Inc.	19,865	1,058,805
Mainstreet Equity Corp.	200	26,689
†Major Drilling Group International, Inc.	6,566	61,711
Manulife Financial Corp.	19,473	706,587
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Maple Leaf Foods, Inc.	3,796	$68,948
Martinrea International, Inc.	4,900	36,985
†Mattr Corp.	6,434	37,407
†MDA Space Ltd.	4,463	86,623
Medical Facilities Corp.	2,900	33,531
Meren Energy, Inc.	5,800	7,606
Methanex Corp.	4,975	197,596
Metro, Inc.	10,218	735,446
Morguard Corp.	186	15,720
MTY Food Group, Inc.	1,659	46,076
Mullen Group Ltd.	10,500	120,411
National Bank of Canada	6,691	841,451
Neo Performance Materials, Inc.	900	10,203
†New Gold, Inc.	98,300	856,412
†NFI Group, Inc.	3,300	37,314
North American Construction Group Ltd.	1,200	17,276
North West Co., Inc.	5,900	210,243
Northland Power, Inc.	25,436	330,795
Nutrien Ltd.	20,727	1,279,272
†NuVista Energy Ltd.	10,300	135,978
†Obsidian Energy Ltd.	2,900	17,777
OceanaGold Corp.	26,255	744,104
Open Text Corp.	15,573	507,368
OR Royalties, Inc.	6,532	231,213
†Organigram Global, Inc.	1,466	2,463
Pan American Silver Corp.	28,451	1,474,538
Paramount Resources Ltd. Class A	5,950	104,864
Parex Resources, Inc.	7,512	100,977
Pason Systems, Inc.	4,862	42,472
Pembina Pipeline Corp.	25,307	963,184
Pet Valu Holdings Ltd.	1,700	34,544
Petrus Resources Ltd.	1,100	1,483
Peyto Exploration & Development Corp.	22,795	377,163
PHX Energy Services Corp.	5,110	27,922
Pine Cliff Energy Ltd.	9,500	5,606
Pizza Pizza Royalty Corp.	3,000	34,119
Polaris Renewable Energy, Inc.	2,900	24,932
Pollard Banknote Ltd.	800	11,307
†Precision Drilling Corp.	1,160	83,381
Premium Brands Holdings Corp.	4,539	336,353
Pulse Seismic, Inc.	4,700	11,266
†Quarterhill, Inc.	21,100	14,604
Quebecor, Inc. Class B	11,198	421,796
RB Global, Inc.	4,494	462,298
†Real Matters, Inc.	544	2,299
Restaurant Brands International, Inc.	7,205	491,599
Richelieu Hardware Ltd.	3,600	103,760
LVIP Dimensional International Core Equity Fund-6

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Rogers Communications, Inc. Class B	15,866	$598,665
Rogers Sugar, Inc.	14,422	62,519
Royal Bank of Canada	51,105	8,712,529
Russel Metals, Inc.	6,029	192,394
Saputo, Inc.	13,162	396,140
Savaria Corp.	3,400	56,429
Secure Waste Infrastructure Corp.	25,950	326,514
†Shopify, Inc. Class A	3,058	492,290
Sienna Senior Living, Inc.	7,616	113,362
South Bow Corp.	10,939	300,494
†Spartan Delta Corp.	12,630	66,713
Spin Master Corp.	2,766	38,390
Sprott, Inc.	1,133	110,943
†SSR Mining, Inc.	13,025	285,543
Stantec, Inc.	5,345	504,359
Stella-Jones, Inc.	5,346	331,576
StorageVault Canada, Inc.	8,303	28,250
Strathcona Resources Ltd.	508	10,485
Sun Life Financial, Inc.	21,732	1,356,282
Suncor Energy, Inc.	60,608	2,688,571
†SunOpta, Inc.	4,163	15,819
Superior Plus Corp.	13,574	69,623
Sylogist Ltd.	1,458	6,129
Tamarack Valley Energy Ltd.	58,860	342,212
†Taseko Mines Ltd.	37,300	211,136
TC Energy Corp.	8,141	447,836
Teck Resources Ltd. Class B	18,365	879,442
TerraVest Industries, Inc.	1,100	131,843
TFI International, Inc.	3,180	328,682
Thomson Reuters Corp.	1,240	163,544
†Tidewater Midstream & Infrastructure Ltd.	909	3,484
†Tilray Brands, Inc.	2,052	18,530
TMX Group Ltd.	6,345	241,448
Torex Gold Resources, Inc.	11,288	539,008
Toromont Industries Ltd.	6,000	725,875
Toronto-Dominion Bank	29,625	2,790,736
Total Energy Services, Inc.	3,299	35,813
Tourmaline Oil Corp.	18,685	838,174
TransAlta Corp.	25,498	322,392
Transcontinental, Inc. Class A	9,400	155,599
Trican Well Service Ltd.	26,370	114,122
Triple Flag Precious Metals Corp.	2,775	92,186
†Trisura Group Ltd.	1,500	46,687
Vermilion Energy, Inc.	10,323	86,063
VersaBank	900	13,442
Wajax Corp.	2,500	49,616
†Well Health Technologies Corp.	23,405	68,038
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
†Wesdome Gold Mines Ltd.	15,690	$259,947
West Fraser Timber Co. Ltd.	4,571	279,577
†Western Forest Products, Inc.	1,140	9,128
Westshore Terminals Investment Corp.	3,878	73,573
Wheaton Precious Metals Corp.	1,169	137,381
Whitecap Resources, Inc.	114,260	957,353
Winpak Ltd.	2,447	79,531
WSP Global, Inc.	4,104	743,088
Yellow Pages Ltd.	1,229	9,912
		99,044,132
Chile–0.03%
Antofagasta PLC	5,221	229,335
		229,335
China–0.11%
Belimo Holding AG	432	422,091
Yangzijiang Shipbuilding Holdings Ltd.	155,900	421,163
		843,254
Cyprus–0.01%
Atalaya Mining Copper SA	5,531	63,341
		63,341
Denmark–2.10%
AL Sydbank	6,181	552,075
†ALK-Abello AS	8,883	317,898
Alm Brand AS	89,666	266,643
Ambu AS Class B	14,549	200,480
AP Moller - Maersk AS Class A	99	227,082
AP Moller - Maersk AS Class B	127	291,408
†Bang & Olufsen AS	8,549	18,293
†Bavarian Nordic AS	9,454	281,962
†Better Collective AS	3,283	40,901
†Cadeler AS	3,853	18,148
Carlsberg AS Class B	5,759	753,758
cBrain AS	1,143	20,151
Chemometec AS	804	86,047
Coloplast AS Class B	4,344	372,434
Columbus AS	4,653	6,966
D/S Norden AS	1,734	68,488
Danske Bank AS	23,875	1,192,229
†Demant AS	7,201	242,634
†Dfds AS	2,231	33,355
DSV AS	2,582	650,293
FLSmidth & Co. AS	5,118	355,936
†Genmab AS	2,506	776,819
†GN Store Nord AS	10,242	170,231
LVIP Dimensional International Core Equity Fund-7

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
H Lundbeck AS	32,365	$218,671
H Lundbeck AS Class A	3,565	20,186
†H&H International AS Class B	1,148	16,753
ISS AS	15,650	533,191
Jeudan AS	571	17,705
Jyske Bank AS	4,724	646,524
Matas AS	4,345	85,169
†Netcompany Group AS	4,075	227,964
†Nilfisk Holding AS	1,443	31,340
†NKT AS	5,161	644,490
†NNIT AS	488	3,825
Novo Nordisk AS Class B	61,482	3,118,272
Novonesis Novozymes B Class B	13,192	844,031
†NTG Nordic Transport Group AS Class A	319	9,475
†Orsted AS	12,077	230,542
Pandora AS	5,346	591,192
Per Aarsleff Holding AS	1,428	195,637
Ringkjoebing Landbobank AS	2,460	593,123
Rockwool AS Class A	4,020	141,009
Rockwool AS Class B	9,387	329,802
Royal Unibrew AS	4,748	428,446
†RTX AS	299	5,057
Scandinavian Tobacco Group AS Class A	5,273	79,119
Schouw & Co. AS	1,213	125,361
Solar AS Class B	701	22,215
SP Group AS	573	31,185
Sparekassen Sjaelland-Fyn AS	1,222	71,533
Tivoli AS	204	19,100
Tryg AS	20,459	535,031
		16,760,179
Faeroe Islands–0.10%
Vestas Wind Systems AS	30,458	823,804
		823,804
Finland–1.68%
†Afarak Group SE	29,162	8,842
Aktia Bank OYJ	3,682	53,430
Alandsbanken Abp Class B	968	51,305
Alma Media OYJ	1,259	21,232
Anora Group OYJ	1,138	5,156
Aspo OYJ	1,168	8,950
Atria OYJ	742	13,317
†Citycon OYJ	5,407	25,328
Elisa OYJ	13,091	580,138
Enento Group OYJ	540	10,065
eQ OYJ	68	883
Finnair OYJ	6,784	24,904
Fiskars OYJ Abp	1,943	28,954
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Finland (continued)
Fortum OYJ	25,122	$533,488
F-Secure OYJ	4,404	9,976
Gofore OYJ	497	7,849
Harvia OYJ	1,547	77,744
Hiab OYJ Class B	3,729	215,542
Huhtamaki OYJ	8,841	307,824
†Incap OYJ	669	7,686
Kalmar OYJ Class B	2,504	118,551
Kemira OYJ	10,616	243,611
Kesko OYJ Class A	6,926	156,540
Kesko OYJ Class B	27,825	627,852
†Kojamo OYJ	4,303	51,732
Kone OYJ Class B	11,940	845,865
Konecranes OYJ	5,517	604,141
Lassila & Tikanoja OYJ	2,818	35,170
†Lindex Group OYJ	1,585	4,582
Mandatum OYJ	16,915	136,224
Marimekko OYJ	2,270	34,405
Metsa Board OYJ Class B	8,243	29,958
Metso OYJ	45,112	784,911
Neste OYJ	18,352	415,179
Nokia OYJ	163,122	1,051,659
Nordea Bank Abp	53,409	1,004,850
Olvi OYJ Class A	983	36,152
Oma Saastopankki OYJ	488	6,997
Oriola OYJ Class B	10,932	14,739
Orion OYJ Class A	1,949	144,694
Orion OYJ Class B	10,627	792,855
Outokumpu OYJ	40,076	208,464
Ponsse OYJ	944	28,733
Puuilo OYJ	6,098	90,870
†QT Group OYJ	1,937	74,295
Raisio OYJ Class V	7,767	23,949
Revenio Group OYJ	1,322	34,623
Sampo OYJ Class A	89,200	1,079,807
Sanoma OYJ	6,672	74,255
Scanfil OYJ	1,600	18,719
Stora Enso OYJ Class R	37,529	468,573
Taaleri PLC	1,347	12,363
Terveystalo OYJ	8,626	99,143
TietoEVRY OYJ	7,552	161,505
Tokmanni Group Corp.	3,405	30,805
UPM-Kymmene OYJ	23,624	682,956
Vaisala OYJ Class A	1,389	71,633
Valmet OYJ	8,893	293,894
Wartsila OYJ Abp	21,202	750,649
†YIT OYJ	11,776	43,085
		13,381,601
France–7.15%
†74Software SA	654	31,896
ABC arbitrage	1,320	8,365
Accor SA	4,023	226,802
Aeroports de Paris SA	2,815	367,345
†Air France-KLM	4,267	57,668
LVIP Dimensional International Core Equity Fund-8

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Air Liquide SA	4,220	$793,166
Airbus SE	7,094	1,647,395
AKWEL SADIR	593	5,715
†Alstom SA	24,249	715,392
Alten SA	1,490	125,850
Amundi SA	4,489	371,015
Arkema SA	5,222	318,248
Assystem SA	625	31,299
Aubay	366	24,545
AXA SA	22,784	1,093,199
Ayvens SA	6,728	90,054
†Bastide le Confort Medical	242	6,808
Beneteau SACA	2,509	24,361
BioMerieux	1,487	192,410
BNP Paribas SA	16,646	1,574,828
Boiron SA	814	28,985
Bonduelle SCA	1,767	21,743
Bouygues SA	18,535	963,548
Bureau Veritas SA	20,722	659,225
Canal & SA	53,250	191,103
Capgemini SE	4,903	814,134
Carrefour SA	51,734	863,211
CBo Territoria	2,578	11,028
Cie de Saint-Gobain SA	20,418	2,076,345
Cie des Alpes	1,197	35,561
Cie Generale des Etablissements Michelin SCA	31,732	1,051,795
†Clariane SE	13,955	64,273
Coface SA	12,523	230,323
Credit Agricole SA	17,941	369,367
Danone SA	6,145	554,273
Dassault Aviation SA	251	80,472
Dassault Systemes SE	7,733	216,046
Derichebourg SA	9,326	74,146
Edenred SE	5,232	115,658
Eiffage SA	7,454	1,068,004
Electricite de Strasbourg SA	55	11,958
†Elior Group SA	18,422	59,177
Elis SA	20,316	576,476
Engie SA	91,920	2,414,677
Eramet SA	748	50,362
EssilorLuxottica SA	1,501	474,613
Etablissements Maurel et Prom SA	5,157	33,306
†Euroapi SA	433	1,152
†Eutelsat Communications SACA	22,371	44,609
Exel Industries SA Class A	95	4,421
FDJ UNITED	8,070	223,384
Fnac Darty SA	1,823	61,875
†Foraco International SA	11,100	19,409
†Forvia SE	11,277	178,952
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Gaztransport Et Technigaz SA	3,642	$668,258
Getlink SE	17,829	329,106
GL Events SACA	866	30,306
Groupe Crit SA	390	26,675
†Guerbet	783	13,141
Haulotte Group SA	610	1,599
Havas NV	5,325	106,433
Hermes International SCA	569	1,412,741
†ID Logistics Group SACA	292	140,679
Imerys SA	3,470	97,345
Infotel SA	163	8,092
Interparfums SA	946	27,951
Ipsen SA	3,454	481,935
IPSOS SA	2,060	82,666
Jacquet Metals SACA	1,315	30,723
JCDecaux SE	7,067	128,041
Kaufman & Broad SA	1,136	39,838
Kering SA	2,865	1,001,139
Legrand SA	7,205	1,071,114
Linedata Services	45	2,422
LISI SA	720	44,837
LNA Sante SA	494	14,194
L'Oreal SA	2,703	1,160,440
LVMH Moet Hennessy Louis Vuitton SE	5,805	4,375,436
†Maisons du Monde SA	3,382	7,444
Manitou BF SA	943	21,295
Mersen SA	1,140	31,794
Metropole Television SA	2,859	40,826
†Nacon SA	1,232	764
Nexans SA	3,211	472,017
†Nexity SA	4,128	43,374
North Atlantic Energies	331	16,835
Oeneo SA	52	566
Opmobility	5,226	97,568
Orange SA	171,915	2,868,669
†OVH Groupe SA	832	7,108
Pernod Ricard SA	3,849	329,576
Publicis Groupe SA	9,100	945,014
Quadient SA	3,215	54,537
Remy Cointreau SA	889	38,083
Renault SA	14,140	585,287
Rexel SA	18,255	716,000
Robertet SA	34	35,082
Rubis SCA	5,593	210,003
Safran SA	5,498	1,915,046
Samse SACA	6	931
Sanofi SA	13,008	1,258,591
Sartorius Stedim Biotech	151	37,089
Savencia SA	292	21,407
Schneider Electric SE	3,142	859,573
SCOR SE	13,199	444,314
SEB SA	2,192	126,338
LVIP Dimensional International Core Equity Fund-9

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Seche Environnement SACA	286	$24,574
†SMCP SA	2,424	17,821
Societe BIC SA	2,741	165,613
Societe Generale SA	26,214	2,110,331
Societe LDC SADIR	388	40,536
Sodexo SA	6,397	327,757
†SOITEC	1,460	39,449
Sopra Steria Group	929	168,194
SPIE SA	14,328	826,029
Stef SA	359	55,369
STMicroelectronics NV	13,110	340,073
Synergie SE	615	21,827
Technip Energies NV	14,158	539,162
Teleperformance SE	4,051	293,170
Television Francaise 1 SA	5,220	50,978
Thales SA	1,496	403,570
Thermador Groupe	504	45,903
TotalEnergies SE	50,466	3,290,282
Trigano SA	519	106,491
†Ubisoft Entertainment SA	6,482	48,485
Valeo SE	16,467	223,473
Vallourec SACA	15,940	292,784
Veolia Environnement SA	16,333	568,347
Vetoquinol SA	184	18,042
Vicat SACA	1,860	165,522
VIEL & Cie SA	790	15,757
Vinci SA	18,920	2,661,724
Virbac SACA	258	108,180
†Viridien	898	103,233
†Vivendi SE	53,250	147,676
†Voltalia SA	4,227	38,600
Wavestone	400	26,089
†Worldline SA	12,722	23,207
		57,138,462
Georgia–0.03%
TBC Bank Group PLC	3,641	198,981
		198,981
Germany–7.26%
1&1 AG	2,936	85,000
†7C Solarparken AG	6,043	11,487
Adesso SE	209	21,737
adidas AG	4,721	934,220
Adtran Networks SE	574	14,705
All for One Group SE	186	9,377
Allgeier SE	430	10,511
Allianz SE	4,219	1,950,769
AlzChem Group AG	689	124,456
Amadeus Fire AG	434	21,951
Atoss Software SE	778	105,123
†Aumovio SE	5,805	292,938
Aurubis AG	2,584	374,038
BASF SE	53,956	2,839,088
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
†Basler AG	591	$10,591
Bayer AG	75,760	3,286,148
Bayerische Motoren Werke AG	7,891	855,663
†BayWa AG	3,483	11,074
Bechtle AG	5,464	278,304
Beiersdorf AG	1,080	118,603
Bertrandt AG	393	8,539
Bijou Brigitte AG	197	9,562
Bilfinger SE	2,251	281,645
Borussia Dortmund GmbH & Co. KGaA	4,770	18,431
†BRANICKS Group AG	2,395	4,839
Brenntag SE	8,124	471,550
†Brockhaus Technologies AG	330	6,186
CANCOM SE	3,172	98,732
Carl Zeiss Meditec AG	589	27,374
†Ceconomy AG	18,578	97,811
†CENIT AG	409	3,528
Cewe Stiftung & Co. KGaA	635	77,270
Commerzbank AG	28,131	1,187,258
Continental AG	11,610	921,404
CTS Eventim AG & Co. KGaA	4,171	381,823
Daimler Truck Holding AG	27,463	1,189,492
Dermapharm Holding SE	1,296	59,771
Deutsche Bank AG	30,675	1,182,187
Deutsche Boerse AG	4,824	1,267,850
Deutsche Lufthansa AG	40,384	396,730
Deutsche Post AG	43,626	2,378,738
Deutsche Telekom AG	116,469	3,791,188
Deutsche Telekom AG ADR	1,237	40,450
Deutsche Wohnen SE	2,779	67,395
Draegerwerk AG & Co. KGaA	351	23,145
Duerr AG	4,595	120,521
DWS Group GmbH & Co. KGaA	3,439	226,025
E.ON SE	137,079	2,595,580
Eckert & Ziegler SE	3,729	66,280
†EDAG Engineering Group AG	532	3,156
Elmos Semiconductor SE	625	70,515
ElringKlinger AG	2,669	13,519
Energiekontor AG	647	26,946
EuroEyes International Eye Clinic Ltd. Class C	9,000	3,515
Evonik Industries AG	21,923	342,132
†Evotec SE	3,436	21,736
Fielmann Group AG	2,749	140,312
flatexDEGIRO AG	8,369	358,544
†Fraport AG Frankfurt Airport Services Worldwide	4,548	371,902
LVIP Dimensional International Core Equity Fund-10

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Freenet AG	12,853	$442,751
Fresenius Medical Care AG	14,806	707,217
Fresenius SE & Co. KGaA	14,982	858,346
Friedrich Vorwerk Group SE	745	70,581
FUCHS SE	2,760	96,798
GEA Group AG	14,099	952,842
Gerresheimer AG	2,530	81,504
Gesco SE	598	10,014
GFT Technologies SE	1,564	34,538
Hannover Rueck SE	2,300	715,717
Hapag-Lloyd AG	917	125,792
Hawesko Holding SE	179	4,033
Heidelberg Materials AG	7,001	1,815,057
†Heidelberger Druckmaschinen AG	22,239	52,411
†HelloFresh SE	9,987	71,643
Henkel AG & Co. KGaA	3,863	293,998
Hensoldt AG	4,974	426,020
HOCHTIEF AG	665	260,335
Hornbach Holding AG & Co. KGaA	1,130	110,722
HUGO BOSS AG	2,853	120,216
Indus Holding AG	1,095	36,108
Infineon Technologies AG	42,840	1,869,149
Init Innovation in Traffic Systems SE	792	43,299
Instone Real Estate Group SE	2,366	21,364
IVU Traffic Technologies AG	706	17,295
Jenoptik AG	4,132	93,817
JOST Werke SE	1,256	79,493
K&S AG	11,345	165,152
KION Group AG	5,448	430,486
Kloeckner & Co. SE	3,199	30,250
†Knaus Tabbert AG	280	4,156
Knorr-Bremse AG	5,158	572,240
†Koenig & Bauer AG	1,264	15,852
Kontron AG	3,697	98,134
Krones AG	1,487	235,573
KWS Saat SE & Co. KGaA	831	66,796
Lanxess AG	9,388	192,373
LEG Immobilien SE	4,698	342,653
Leifheit AG	726	12,969
†Medios AG	155	2,621
Mercedes-Benz Group AG	13,071	906,109
Merck KGaA	1,380	196,958
MLP SE	5,885	47,599
MTU Aero Engines AG	3,091	1,281,306
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,371	1,560,323
Mutares SE & Co. KGaA	1,324	46,291
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Nagarro SE	732	$65,152
Nemetschek SE	3,597	389,160
†Nordex SE	10,634	360,439
Norma Group SE	2,359	40,103
†Pentixapharm Holding AG	835	1,454
Pfeiffer Vacuum Technology AG	210	39,092
ProCredit Holding AG	1,188	11,734
Puma SE	7,360	191,016
†PVA TePla AG	1,815	48,205
†q.beyond AG	11,002	8,932
Rational AG	406	313,469
RENK Group AG	3,492	217,626
Rheinmetall AG	1,190	2,171,029
RWE AG	21,132	1,119,718
Salzgitter AG	2,086	97,571
SAP SE	5,323	1,293,321
Schaeffler AG	4,150	40,403
Scout24 SE	1,829	183,705
Secunet Security Networks AG	79	17,095
†SGL Carbon SE	5,077	18,482
Siemens AG	3,664	1,026,200
†Siemens Energy AG	2,570	360,542
Siemens Healthineers AG	2,022	105,988
Siltronic AG	1,210	68,508
Sixt SE	1,296	107,052
†SMA Solar Technology AG	531	20,889
STRATEC SE	652	17,148
Stroeer SE & Co. KGaA	3,284	142,027
Suedzucker AG	6,024	64,649
Surteco Group SE	396	5,119
SUSS MicroTec SE	1,510	68,305
Symrise AG	8,224	666,321
TAG Immobilien AG	11,343	175,678
Takkt AG	2,185	9,475
Talanx AG	3,083	409,542
†TeamViewer SE	12,516	88,119
Technotrans SE	604	24,239
thyssenkrupp AG	34,721	373,271
†Tkms AG& Co. KGaA	1,736	134,854
†TUI AG	44,766	467,867
United Internet AG	5,741	185,289
†Verbio SE	845	20,887
Volkswagen AG	1,799	219,705
Vonovia SE	16,795	483,349
Vossloh AG	1,249	111,466
Wacker Chemie AG	1,036	83,676
Wacker Neuson SE	2,330	66,813
Washtec AG	765	42,794
†Westwing Group SE	83	1,117
Wuestenrot & Wuerttembergische AG	1,974	33,624
†Zalando SE	14,434	425,905
LVIP Dimensional International Core Equity Fund-11

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Zeal Network SE	373	$22,937
		57,989,326
Greece–0.00%
Okeanis Eco Tankers Corp.	941	31,600
		31,600
Guernsey–0.00%
=†πRaven Property Group Ltd.	26,309	0
		0
Hong Kong–1.72%
AIA Group Ltd.	203,400	2,093,615
Analogue Holdings Ltd.	86,000	10,166
ASMPT Ltd.	9,100	90,636
Bank of East Asia Ltd.	103,424	176,895
BOC Hong Kong Holdings Ltd.	61,000	309,574
†Bright Smart Securities & Commodities Group Ltd.	108,000	112,137
=†Brightoil Petroleum Holdings Ltd.	123,000	0
Budweiser Brewing Co. APAC Ltd.	57,600	56,197
=†Burwill Holdings Ltd.	208,000	0
Cafe de Coral Holdings Ltd.	34,000	21,493
Cathay Pacific Airways Ltd.	122,909	196,371
†Central New Energy Holding Group Ltd.	31,000	32,702
†China Energy Development Holdings Ltd.	21,000	4,182
Chinese Estates Holdings Ltd.	79,500	12,580
Chow Sang Sang Holdings International Ltd.	30,000	47,146
CITIC Telecom International Holdings Ltd.	159,000	50,471
CK Asset Holdings Ltd.	65,780	332,642
CK Hutchison Holdings Ltd.	46,180	313,953
CK Infrastructure Holdings Ltd.	16,500	122,269
†CK Life Sciences International Holdings, Inc.	194,000	20,430
CLP Holdings Ltd.	21,500	192,315
C-Mer Medical Holdings Ltd.	18,000	3,980
†Cowell e Holdings, Inc.	9,000	31,824
Crystal International Group Ltd.	46,500	40,035
CTF Services Ltd.	27,560	26,456
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Dah Sing Banking Group Ltd.	44,000	$60,381
Dah Sing Financial Holdings Ltd.	16,800	76,329
†Deep Source Holdings Ltd.	670,000	60,264
Eagle Nice International Holdings Ltd.	4,000	1,840
†EC Healthcare	28,000	2,123
†Esprit Holdings Ltd.	21,200	3,133
Fairwood Holdings Ltd.	6,000	3,600
†Far East Consortium International Ltd.	150,022	13,860
First Pacific Co. Ltd.	254,000	194,446
FSE Lifestyle Services Ltd.	22,000	15,961
Galaxy Entertainment Group Ltd.	39,000	192,302
Giordano International Ltd.	126,000	23,151
=†Gold Financial Holdings Ltd.	80,000	0
Great Eagle Holdings Ltd.	14,722	28,584
Guotai Junan International Holdings Ltd.	148,000	48,542
Hang Lung Group Ltd.	70,000	137,073
Hang Lung Properties Ltd.	218,494	241,943
Hang Seng Bank Ltd.	10,200	201,221
†Hanison Construction Holdings Ltd.	16,639	515
Henderson Land Development Co. Ltd.	49,412	178,935
HK Electric Investments & HK Electric Investments Ltd.	105,000	84,996
†HKR International Ltd.	50,160	6,837
HKT Trust & HKT Ltd.	231,000	342,055
Hong Kong & China Gas Co. Ltd.	215,362	194,144
Hong Kong Exchanges & Clearing Ltd.	18,743	980,659
Hong Kong Technology Venture Co. Ltd.	17,000	3,057
†Hongkong & Shanghai Hotels Ltd.	43,044	32,687
Hongkong Land Holdings Ltd.	38,800	269,533
Hutchison Telecommunications Hong Kong Holdings Ltd.	78,000	11,626
Hysan Development Co. Ltd.	34,000	82,607
IGG, Inc.	89,000	43,656
Johnson Electric Holdings Ltd.	47,496	181,671
Karrie International Holdings Ltd.	52,000	16,153
LVIP Dimensional International Core Equity Fund-12

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Kerry Properties Ltd.	58,000	$151,181
KLN Logistics Group Ltd.	43,500	39,673
Kowloon Development Co. Ltd.	38,854	21,417
†Lai Sun Development Co. Ltd.	45,450	3,489
†Lai Sun Garment International Ltd.	32,185	2,068
Liu Chong Hing Investment Ltd.	10,000	5,731
Luk Fook Holdings International Ltd.	30,000	90,583
Man Wah Holdings Ltd.	167,200	98,329
Mandarin Oriental International Ltd.	11,700	38,685
†Melco International Development Ltd.	52,500	29,376
†Melco Resorts & Entertainment Ltd. ADR	600	4,542
†Midland Holdings Ltd.	68,000	20,116
Modern Dental Group Ltd.	35,000	23,970
MTR Corp. Ltd.	15,438	59,126
NagaCorp Ltd.	81,321	48,740
Nameson Holdings Ltd.	38,000	5,084
†New World Development Co. Ltd.	146,769	137,464
=†NewOcean Energy Holdings Ltd.	62,000	0
Nissin Foods Co. Ltd.	36,000	33,998
Oriental Watch Holdings	24,000	11,287
=†Pacific Andes International Holdings Ltd.	338,000	0
Pacific Basin Shipping Ltd.	544,000	163,114
Pacific Textiles Holdings Ltd.	82,000	13,167
PAX Global Technology Ltd.	26,000	16,917
PCCW Ltd.	202,444	140,540
Perfect Medical Health Management Ltd.	42,000	6,695
Pico Far East Holdings Ltd.	58,000	19,991
Plover Bay Technologies Ltd.	24,000	18,443
Power Assets Holdings Ltd.	23,000	162,983
PRADA SpA	11,000	63,603
Prudential PLC	47,956	737,711
Public Financial Holdings Ltd.	24,000	4,200
†Regal Hotels International Holdings Ltd.	18,000	1,319
Regina Miracle International Holdings Ltd.	29,000	9,390
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Sa Sa International Holdings Ltd.	78,000	$6,013
Samsonite Group SA	89,700	229,081
†Shandong Hi-Speed Holdings Group Ltd.	22,000	3,844
Shangri-La Asia Ltd.	84,000	51,271
†Shenwan Hongyuan HK Ltd.	50,000	8,455
†Shun Tak Holdings Ltd.	92,000	7,699
SITC International Holdings Co. Ltd.	90,000	322,055
†SJM Holdings Ltd.	225,250	69,824
SmarTone Telecommunications Holdings Ltd.	33,500	20,231
†Soundwill Holdings Ltd.	5,000	4,045
Stella International Holdings Ltd.	62,000	119,177
Sun Hung Kai Properties Ltd.	22,500	273,966
SUNeVision Holdings Ltd.	70,000	41,399
Swire Pacific Ltd. Class A	16,000	128,982
Swire Pacific Ltd. Class B	25,000	37,262
Swire Properties Ltd.	29,000	78,313
Tai Hing Group Holdings Ltd.	62,000	8,763
Techtronic Industries Co. Ltd.	41,500	477,380
†Television Broadcasts Ltd.	36,000	14,185
Texhong International Group Ltd.	34,000	20,096
Transport International Holdings Ltd.	15,814	21,539
United Laboratories International Holdings Ltd.	104,000	155,067
Vitasoy International Holdings Ltd.	46,000	36,996
†Viva Goods Co. Ltd.	152,000	12,318
VSTECS Holdings Ltd.	60,000	60,194
VTech Holdings Ltd.	16,900	133,297
†Wang On Group Ltd.	1,220,000	3,449
WH Group Ltd.	499,841	556,830
Wharf Real Estate Investment Co. Ltd.	69,000	218,080
Wing Tai Properties Ltd.	16,000	3,618
Xinyi Glass Holdings Ltd.	154,145	163,922
Yue Yuen Industrial Holdings Ltd.	99,500	204,024
		13,706,260
Ireland–0.82%
AIB Group PLC	160,528	1,716,100
Bank of Ireland Group PLC	69,296	1,325,307
C&C Group PLC	30,551	55,595
LVIP Dimensional International Core Equity Fund-13

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Ireland (continued)
Cairn Homes PLC	39,555	$96,229
COSMO Pharmaceuticals NV	627	82,582
DCC PLC	8,018	499,511
Experian PLC	22,326	1,006,603
FBD Holdings PLC	1,875	34,705
Glanbia PLC	10,529	180,532
†Glenveagh Properties PLC	29,794	67,577
Grafton Group PLC CDI	13,398	168,423
Hostelworld Group PLC	9,886	16,657
Irish Continental Group PLC	11,875	84,012
†James Hardie Industries PLC CDI	8,620	176,961
Kerry Group PLC Class A	2,738	250,206
Kingspan Group PLC	8,830	760,872
†Permanent TSB Group Holdings PLC	929	3,133
		6,525,005
Isle Of Man–0.00%
†Strix Group PLC	6,954	4,413
		4,413
Israel–1.37%
Afcon Holdings Ltd.	294	33,125
†AFI Properties Ltd.	893	65,524
Africa Israel Residences Ltd.	328	28,436
†Airport City Ltd.	3,084	60,383
Alrov Properties & Lodgings Ltd.	323	24,951
Amot Investments Ltd.	3,705	29,096
Arad Ltd.	603	9,721
†Ashdod Refinery Ltd.	681	12,617
Ashtrom Group Ltd.	2,536	55,888
AudioCodes Ltd.	1,429	12,475
Aura Investments Ltd.	3,437	21,981
Azorim-Investment Development & Construction Co. Ltd.	3,495	20,333
Azrieli Group Ltd.	561	63,604
Bank Hapoalim BM	33,331	753,849
Bank Leumi Le-Israel BM	58,512	1,289,470
†Bet Shemesh Engines Holdings 1997 Ltd.	666	156,686
Bezeq The Israeli Telecommunication Corp. Ltd.	68,119	152,062
Big Shopping Centers Ltd.	416	100,081
Blue Square Real Estate Ltd.	300	37,346
†Carasso Motors Ltd.	1,579	17,626
Cellcom Israel Ltd.	9,940	117,069
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
Clal Insurance Enterprises Holdings Ltd.	5,502	$355,030
Danel Adir Yeoshua Ltd.	390	57,753
Delek Automotive Systems Ltd.	1,180	9,005
Delek Group Ltd.	768	204,969
Delta Galil Ltd.	858	46,853
Delta Israel Brands Ltd.	528	19,863
Dor Alon Energy in Israel 1988 Ltd.	819	41,263
†Doral Group Renewable Energy Resources Ltd.	4,821	55,490
†El Al Israel Airlines	30,369	155,933
Elbit Systems Ltd.	59	34,085
Electra Consumer Products 1970 Ltd.	515	17,498
Electra Ltd.	2,640	90,294
Energix-Renewable Energies Ltd.	6,392	32,352
†Enlight Renewable Energy Ltd.	2,022	91,902
†Equital Ltd.	1,918	97,704
†Fattal Holdings 1998 Ltd.	340	69,595
First International Bank of Israel Ltd.	3,535	278,002
FMS Enterprises Migun Ltd.	399	29,416
Formula Systems 1985 Ltd.	762	128,700
Fox Wizel Ltd.	970	95,430
Gav-Yam Lands Corp. Ltd.	1	7
†Gilat Satellite Networks Ltd.	1,455	18,878
†Hagag Group Real Estate Development	2,121	14,759
Hamat Group Ltd.	832	4,533
Harel Insurance Investments & Financial Services Ltd.	4,404	171,737
Hilan Ltd.	1,352	112,043
ICL Group Ltd.	12,701	73,035
IDI Insurance Co. Ltd.	1,056	80,116
Ilex Medical Ltd.	301	6,301
Inrom Construction Industries Ltd.	7,985	55,148
Isracard Ltd.	1	4
Israel Canada TR Ltd.	3,989	20,665
Israel Discount Bank Ltd. Class A	35,845	380,657
Israel Shipyards Industries Ltd.	315	15,761
Isras Investment Co. Ltd.	128	39,617
Issta Ltd.	731	25,897
Kamada Ltd.	634	4,499
Kvutzat Acro Ltd.	988	14,306
LVIP Dimensional International Core Equity Fund-14

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
Land Development Nimrodi Group Ltd.	991	$12,942
M Yochananof & Sons Ltd.	297	31,569
Magic Software Enterprises Ltd.	2,298	59,572
†Malam - Team Ltd.	1,739	72,628
Matrix IT Ltd.	2,451	107,463
Max Stock Ltd.	5,071	40,669
†Maytronics Ltd.	4,037	5,176
Mediterranean Towers Ltd.	4,876	21,313
Mega Or Holdings Ltd.	1,052	89,234
Meitav Investment House Ltd.	3,316	120,482
Menora Mivtachim Holdings Ltd.	1,710	214,190
Meshulam Levinstein Contracting & Engineering Ltd.	119	20,121
†Migdal Insurance & Financial Holdings Ltd.	23,802	115,504
Mivne Real Estate KD Ltd.	11,443	56,067
Mizrahi Tefahot Bank Ltd.	5,895	411,867
Neto Malinda Trading Ltd.	834	39,512
Next Vision Stabilized Systems Ltd.	3,272	215,674
†Nexxen International Ltd.	1,693	11,072
†Nice Ltd. Sponsored ADR	256	28,938
†Nova Ltd.	178	59,504
Oil Refineries Ltd.	183,266	57,031
One Software Technologies Ltd.	3,774	104,428
†OPC Energy Ltd.	1	16
Palram Industries 1990 Ltd.	1,245	21,100
Partner Communications Co. Ltd.	13,905	168,060
Paz Retail & Energy Ltd.	978	219,582
†Perion Network Ltd.	1,094	10,381
Phoenix Financial Ltd.	7,741	320,161
Plasson Industries Ltd.	216	12,395
Plus500 Ltd.	7,503	366,473
†Prashkovsky Investments & Construction Ltd.	354	17,416
Qualitau Ltd.	275	52,143
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	855	94,426
Retailors Ltd.	581	7,752
Sano-Brunos Enterprises Ltd.	99	13,763
Scope Metals Group Ltd.	396	21,668
Shapir Engineering & Industry Ltd.	3,710	36,490
†Shikun & Binui Ltd.	5,574	32,233
Shufersal Ltd.	11,447	142,842
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Israel (continued)
Strauss Group Ltd.	1,472	$51,324
Tadiran Group Ltd.	222	9,167
Tamar Petroleum Ltd.	6,761	80,444
Tel Aviv Stock Exchange Ltd.	7,154	213,196
Telsys Ltd.	266	19,326
†Teva Pharmaceutical Industries Ltd.	3,902	123,000
†Teva Pharmaceutical Industries Ltd. ADR	23,113	721,357
Tiv Taam Holdings 1 Ltd.	2,570	8,860
†Tower Semiconductor Ltd.	1,806	212,061
†Veridis Environment Ltd.	1,656	18,719
YH Dimri Construction & Development Ltd.	218	25,669
		10,926,403
Italy–2.98%
A2A SpA	184,125	498,220
ACEA SpA	4,679	121,222
Amplifon SpA	7,094	113,733
†Aquafil SpA	1,318	2,158
Ariston Holding NV	7,780	40,444
Arnoldo Mondadori Editore SpA	9,603	23,869
Ascopiave SpA	6,872	26,554
Avio SpA	695	23,707
Azimut Holding SpA	11,685	486,771
Banca Generali SpA	6,043	403,393
Banca IFIS SpA	3,214	95,449
Banca Mediolanum SpA	12,830	291,325
Banca Monte dei Paschi di Siena SpA	94,222	1,003,200
Banco BPM SpA	61,663	936,348
Banco di Desio e della Brianza SpA	4,685	51,774
Biesse SpA	1,326	11,077
BPER Banca SpA	103,896	1,403,892
Brembo NV	9,727	106,858
Brunello Cucinelli SpA	3,463	397,198
Buzzi SpA	5,500	332,481
†Cairo Communication SpA	9,743	32,097
Cementir Holding NV	4,464	97,938
†CIR SpA-Compagnie Industriali	42,425	35,050
Credito Emiliano SpA	11,092	198,170
Danieli & C Officine Meccaniche SpA	5,052	229,962
Datalogic SpA	1,618	8,738
De' Longhi SpA	701	29,842
†Digital Bros SpA	331	5,110
Digital Value SpA	184	6,155
†doValue SpA	7,178	25,084
Emak SpA	9,453	10,254
Enav SpA	13,493	74,567
LVIP Dimensional International Core Equity Fund-15

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
Enel SpA	198,135	$2,060,076
Eni SpA	51,311	972,657
ERG SpA	2,617	67,335
Esprinet SpA	5,374	38,797
Ferrari NV	2,203	818,045
Fila SpA	4,365	49,875
†Fincantieri SpA	6,244	121,329
FinecoBank Banca Fineco SpA	33,587	870,224
Gefran SpA	845	10,549
Generali	4,415	184,496
†Geox SpA	1,114	408
Hera SpA	78,787	371,510
IMMSI SpA	4,790	3,088
Intercos SpA	2,105	27,360
Intesa Sanpaolo SpA	168,838	1,166,688
Iren SpA	40,187	120,366
Italgas SpA	37,951	423,290
Italmobiliare SpA	465	14,904
Iveco Group NV	21,372	468,024
Leonardo SpA	5,189	296,814
LU-VE SpA	721	33,215
Maire SpA	17,619	267,622
MARR SpA	3,111	32,834
MFE-MediaForEurope NV Class A	44,454	158,366
MFE-MediaForEurope NV Class B	6,267	30,138
Moltiply Group SpA	912	36,952
Moncler SpA	9,205	588,385
†NewPrinces SpA	1,500	33,955
Nexi SpA	52,890	260,689
Orsero SpA	801	17,452
OVS SpA	21,746	123,403
Pharmanutra SpA	227	14,438
Piaggio & C SpA	13,390	28,464
Pirelli & C SpA	43,304	295,710
Poste Italiane SpA	9,286	233,115
Prysmian SpA	4,376	436,538
RAI Way SpA	11,719	76,821
Recordati Industria Chimica e Farmaceutica SpA	4,975	282,425
Reply SpA	1,653	221,328
Rizzoli Corriere Della Sera Mediagroup SpA	17,359	20,007
Sabaf SpA	510	8,348
†Safilo Group SpA	12,675	28,555
Saipem SpA	135,361	383,206
†Salvatore Ferragamo SpA	2,493	23,849
Sanlorenzo SpA	1,112	39,346
Sesa SpA	435	45,469
Snam SpA	32,018	212,755
Sogefi SpA	6,494	25,754
SOL SpA	2,599	149,510
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
Technogym SpA	12,854	$242,579
†Telecom Italia SpA	1,292,475	802,848
Terna - Rete Elettrica Nazionale	32,902	350,034
Tinexta SpA	2,677	46,850
TXT e-solutions SpA	355	12,704
UniCredit SpA	23,154	1,917,769
Unipol Assicurazioni SpA	35,766	858,085
Webuild SpA	60,945	242,738
Wiit SpA	1,331	31,473
Zignago Vetro SpA	1,442	13,112
		23,835,316
Japan–21.85%
& ST HD Co. Ltd.	3,000	55,111
&Do Holdings Co. Ltd.	1,500	10,128
77 Bank Ltd.	5,800	279,297
A&D HOLON Holdings Co. Ltd.	2,600	33,909
AB & Company Co. Ltd.	1,700	13,078
ABC-Mart, Inc.	1,800	30,502
Achilles Corp.	800	7,389
AD Works Group Co. Ltd.	8,700	23,416
ADEKA Corp.	9,000	223,183
Ad-sol Nissin Corp.	2,600	27,019
Advantest Corp.	14,300	1,808,204
Adventure, Inc.	300	3,145
Aeon Co. Ltd.	33,480	528,887
†Aeon Fantasy Co. Ltd.	1,000	19,273
Aeon Hokkaido Corp.	4,200	24,513
AGC, Inc.	9,000	298,474
Ahresty Corp.	1,900	9,697
Ai Holdings Corp.	2,000	36,103
Aica Kogyo Co. Ltd.	5,600	125,862
Aichi Financial Group, Inc.	4,498	132,229
Ain Holdings, Inc.	2,300	98,012
Air Water, Inc.	18,500	266,788
Airman Corp.	2,000	23,295
Airport Facilities Co. Ltd.	2,700	17,466
Airtrip Corp.	1,500	7,268
Aisan Industry Co. Ltd.	4,400	62,936
Aisin Corp.	22,200	415,945
Ajinomoto Co., Inc.	11,700	247,338
†Akebono Brake Industry Co. Ltd.	7,100	5,320
Akita Bank Ltd.	1,500	38,489
Albis Co. Ltd.	600	10,285
Alconix Corp.	2,700	43,328
Alfresa Holdings Corp.	13,100	203,706
Alinco, Inc.	2,100	15,042
Alleanza Holdings Co. Ltd.	1,600	12,484
Alpen Co. Ltd.	2,200	32,287
AlphaPolis Co. Ltd.	1,800	18,771
Alps Alpine Co. Ltd.	20,324	259,425
ALSOK Co. Ltd.	16,700	131,191
LVIP Dimensional International Core Equity Fund-16

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Altech Corp.	1,980	$34,213
Amada Co. Ltd.	25,300	299,319
Amano Corp.	6,200	167,149
Amiyaki Tei Co. Ltd.	900	8,100
Amvis Holdings, Inc.	6,500	19,619
ANA Holdings, Inc.	4,300	81,664
Anest Iwata Corp.	1,300	13,561
Anicom Holdings, Inc.	8,900	57,222
Anycolor, Inc.	2,500	77,121
AOKI Holdings, Inc.	3,000	34,689
Aoyama Trading Co. Ltd.	3,400	55,055
Aoyama Zaisan Networks Co. Ltd.	1,300	13,114
Aozora Bank Ltd.	10,600	169,541
Arakawa Chemical Industries Ltd.	1,000	7,792
Arata Corp.	2,200	43,222
Araya Industrial Co. Ltd.	700	22,381
ARCLANDS Corp.	4,918	60,698
Arcs Co. Ltd.	3,600	77,796
ARE Holdings, Inc.	5,500	112,077
Arealink Co. Ltd.	2,800	19,062
†Arent, Inc.	500	9,343
Argo Graphics, Inc.	4,000	41,403
Arisawa Manufacturing Co. Ltd.	3,800	41,787
Artience Co. Ltd.	4,500	98,950
As One Corp.	4,400	67,443
Asahi Co. Ltd.	1,900	15,833
Asahi Diamond Industrial Co. Ltd.	2,300	12,208
Asahi Group Holdings Ltd.	39,100	409,838
Asahi Intecc Co. Ltd.	8,200	153,713
Asahi Kasei Corp.	57,500	511,103
Asahi Net, Inc.	1,400	6,266
Asahi Yukizai Corp.	1,500	51,875
Asanuma Corp.	5,000	32,642
Asia Pile Holdings Corp.	1,700	15,296
Asics Corp.	24,000	576,155
ASKA Pharmaceutical Holdings Co. Ltd.	1,600	20,820
ASKUL Corp.	5,300	47,380
Astellas Pharma, Inc.	78,100	1,039,473
Astena Holdings Co. Ltd.	2,300	7,086
Aucnet, Inc.	2,400	31,716
Autobacs Seven Co. Ltd.	5,600	58,962
Avant Group Corp.	2,000	22,354
Avantia Co. Ltd.	1,400	7,724
Awa Bank Ltd.	2,500	69,933
Axial Retailing, Inc.	6,400	47,109
Azbil Corp.	20,800	189,160
AZ-COM MARUWA Holdings, Inc.	6,400	40,305
AZOOM Co. Ltd.	600	20,408
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Bandai Namco Holdings, Inc.	16,800	$447,150
Bando Chemical Industries Ltd.	3,400	44,464
†Bank of Innovation, Inc.	400	15,660
Bank of Iwate Ltd.	1,400	46,415
Bank of Kochi Ltd.	500	3,078
Bank of Nagoya Ltd.	3,900	108,232
Bank of Saga Ltd.	1,500	38,736
Bank of the Ryukyus Ltd.	3,500	41,387
Bank of Toyama Ltd.	500	6,159
Base Co. Ltd.	600	12,261
†baudroie, Inc.	800	11,633
BayCurrent, Inc.	4,400	182,440
Beauty Garage, Inc.	1,200	11,884
Belc Co. Ltd.	900	43,328
Bell System24 Holdings, Inc.	5,100	46,858
Belluna Co. Ltd.	6,100	38,803
Bic Camera, Inc.	8,900	95,506
BIPROGY, Inc.	5,200	179,624
B-Lot Co. Ltd.	2,900	27,066
Blue Zones Holdings Co. Ltd.	1,700	92,538
Bourbon Corp.	500	8,334
Br Holdings Corp.	2,000	4,430
Bridgestone Corp.	25,800	580,481
Brother Industries Ltd.	18,700	373,583
Buffalo, Inc.	1,000	30,897
Bull-Dog Sauce Co. Ltd.	1,000	11,856
Bunka Shutter Co. Ltd.	5,500	71,950
Business Brain Showa-Ota, Inc.	700	15,920
C Uyemura & Co. Ltd.	500	46,824
Calbee, Inc.	6,300	120,166
Canon Marketing Japan, Inc.	3,800	167,198
Canon, Inc.	11,600	343,228
Capcom Co. Ltd.	10,400	241,582
Careerlink Co. Ltd.	700	11,623
Carlit Co. Ltd.	2,400	28,883
Casio Computer Co. Ltd.	12,700	102,957
Cawachi Ltd.	1,200	23,008
CCI Group, Inc.	27,000	139,459
Celsys, Inc.	2,400	25,590
Central Automotive Products Ltd.	1,200	14,437
Central Glass Co. Ltd.	2,700	60,177
Central Japan Railway Co.	9,700	268,690
Central Security Patrols Co. Ltd.	900	17,501
Central Sports Co. Ltd.	600	9,484
Ceres, Inc.	1,000	12,360
Change Holdings, Inc.	3,100	19,574
Charm Care Corp. KK	3,000	24,342
LVIP Dimensional International Core Equity Fund-17

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Chiba Bank Ltd.	21,100	$235,483
Chiba Kogyo Bank Ltd.	4,900	52,922
Chori Co. Ltd.	700	18,299
Chubu Electric Power Co., Inc.	15,600	240,342
Chubu Shiryo Co. Ltd.	1,700	18,776
Chuetsu Pulp & Paper Co. Ltd.	800	10,326
Chugai Pharmaceutical Co. Ltd.	12,500	655,769
Chugin Financial Group, Inc.	16,800	265,284
Chugoku Electric Power Co., Inc.	14,000	89,064
Chugoku Marine Paints Ltd.	2,700	76,014
Citizen Watch Co. Ltd.	22,100	179,804
CKD Corp.	5,200	101,693
CK-San-Etsu Co. Ltd.	700	18,444
Cleanup Corp.	500	2,789
CMK Corp.	8,100	27,200
Coca-Cola Bottlers Japan Holdings, Inc.	9,475	191,444
Colowide Co. Ltd.	7,900	88,664
Computer Engineering & Consulting Ltd.	1,800	28,157
COMSYS Holdings Corp.	9,600	279,443
Comture Corp.	2,300	25,086
Cosmo Energy Holdings Co. Ltd.	13,400	357,413
Cosmos Pharmaceutical Corp.	2,600	131,656
Cota Co. Ltd.	1,064	7,706
†Cover Corp.	3,500	33,623
CREAL, Inc.	2,500	14,858
Create Restaurants Holdings, Inc.	23,000	113,904
Create SD Holdings Co. Ltd.	3,100	66,074
Creek & River Co. Ltd.	1,100	10,614
Cresco Ltd.	1,800	20,019
†CrowdWorks, Inc.	2,100	10,970
CTI Engineering Co. Ltd.	2,000	37,995
CTS Co. Ltd.	2,700	18,076
Curves Holdings Co. Ltd.	5,800	29,724
CyberAgent, Inc.	21,500	183,202
Cybozu, Inc.	3,000	53,835
Dai Nippon Printing Co. Ltd.	11,000	189,354
Dai Nippon Toryo Co. Ltd.	2,000	17,194
Daicel Corp.	27,300	244,412
Dai-Dan Co. Ltd.	8,400	132,914
Daido Metal Co. Ltd.	3,800	23,775
Daido Steel Co. Ltd.	15,000	153,364
Daifuku Co. Ltd.	8,500	267,543
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Daihatsu Infinearth Mfg Co. Ltd.	2,100	$34,029
Daiho Corp.	5,000	25,058
Daiichi Jitsugyo Co. Ltd.	1,800	34,853
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	1,000	7,209
Dai-ichi Life Holdings, Inc.	81,600	678,142
Daiichi Sankyo Co. Ltd.	9,500	201,728
Daiichikosho Co. Ltd.	8,100	87,144
Daiken Medical Co. Ltd.	2,500	7,122
Daiki Aluminium Industry Co. Ltd.	3,000	23,078
Daikin Industries Ltd.	6,200	792,929
Daikoku Denki Co. Ltd.	1,000	18,258
Daikokutenbussan Co. Ltd.	400	14,603
Daikyonishikawa Corp.	4,000	20,356
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	600	15,912
Daio Paper Corp.	10,600	63,076
Daiseki Co. Ltd.	4,400	95,440
Daishi Hokuetsu Financial Group, Inc.	23,400	243,174
Daishinku Corp.	1,000	3,701
Daito Pharmaceutical Co. Ltd.	3,520	30,441
Daito Trust Construction Co. Ltd.	13,500	257,067
Daitron Co. Ltd.	1,600	24,805
Daiwa House Industry Co. Ltd.	23,500	780,642
Daiwa Securities Group, Inc.	34,300	300,598
Daiwabo Holdings Co. Ltd.	9,200	181,310
DCM Holdings Co. Ltd.	10,400	107,954
Dear Life Co. Ltd.	2,300	16,585
Denka Co. Ltd.	9,800	172,359
Denso Corp.	28,600	395,026
Dentsu Group, Inc.	5,100	108,239
Dentsu Soken, Inc.	5,400	94,389
Dexerials Corp.	10,700	180,180
DIC Corp.	8,900	207,756
Digital Arts, Inc.	1,300	51,903
Digital Hearts Holdings Co. Ltd.	1,000	5,806
Digital Information Technologies Corp.	3,800	31,720
Dip Corp.	3,200	45,160
Disco Corp.	1,700	517,925
DKS Co. Ltd.	600	31,521
DMG Mori Co. Ltd.	11,400	192,109
Double Standard, Inc.	1,200	13,296
Doutor Nichires Holdings Co. Ltd.	3,100	51,427
Dowa Holdings Co. Ltd.	6,300	299,126
LVIP Dimensional International Core Equity Fund-18

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
DTS Corp.	9,600	$75,470
DyDo Group Holdings, Inc.	1,800	29,086
Eagle Industry Co. Ltd.	2,500	45,601
Earth Corp.	400	12,690
East Japan Railway Co.	11,400	300,468
EAT&HOLDINGS Co. Ltd.	1,400	18,079
Ebara Corp.	19,100	450,183
Ebara Foods Industry, Inc.	500	8,008
Ebara Jitsugyo Co. Ltd.	2,400	32,899
Ebase Co. Ltd.	1,200	3,382
Eco's Co. Ltd.	1,500	28,974
EDION Corp.	8,500	114,987
EF-ON, Inc.	960	2,166
eGuarantee, Inc.	2,400	27,571
E-Guardian, Inc.	300	3,203
Ehime Bank Ltd.	2,500	23,803
Eidai Co. Ltd.	3,200	4,683
Eisai Co. Ltd.	7,100	210,805
Elan Corp.	400	1,847
Elecom Co. Ltd.	3,600	39,666
Electric Power Development Co. Ltd.	7,000	141,554
EM Systems Co. Ltd.	1,900	9,625
en, Inc.	3,700	36,468
Endo Lighting Corp.	1,600	24,889
ENEOS Holdings, Inc.	114,450	809,746
Enomoto Co. Ltd.	1,000	15,308
Enplas Corp.	300	17,859
ERI Holdings Co. Ltd.	900	27,271
ES-Con Japan Ltd.	3,800	28,806
Eslead Corp.	400	17,119
ESPEC Corp.	1,500	32,126
Eternal Hospitality Group Co. Ltd.	1,000	21,896
Exedy Corp.	3,400	121,940
EXEO Group, Inc.	16,100	267,309
Ezaki Glico Co. Ltd.	4,500	155,591
F&M Co. Ltd.	600	9,290
FALCO HOLDINGS Co. Ltd.	900	15,405
FANUC Corp.	3,700	143,988
Fast Retailing Co. Ltd.	3,600	1,305,318
†FDK Corp.	400	894
Feed One Co. Ltd.	1,840	12,433
Ferrotec Corp.	3,700	118,806
FIDEA Holdings Co. Ltd.	1,800	21,852
FINDEX, Inc.	1,400	8,110
Fintech Global, Inc.	20,000	17,598
First Bank of Toyama Ltd.	6,200	71,968
First Brothers Co. Ltd.	1,700	13,256
Fixstars Corp.	3,500	35,058
Food & Life Cos. Ltd.	5,500	277,452
Foster Electric Co. Ltd.	1,900	32,907
FP Corp.	5,200	87,245
FP Partner, Inc.	1,300	17,551
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
France Bed Holdings Co. Ltd.	1,400	$11,790
Freebit Co. Ltd.	2,700	29,208
F-Tech, Inc.	1,100	5,623
Fudo Tetra Corp.	1,890	32,018
Fuji Co. Ltd.	900	12,272
Fuji Corp.	8,800	205,041
Fuji Corp. Ltd.	3,100	16,220
Fuji Electric Co. Ltd.	6,100	462,594
Fuji Kyuko Co. Ltd.	2,000	26,481
Fuji Oil Co. Ltd.	4,200	97,854
Fuji Pharma Co. Ltd.	700	8,420
Fuji Seal International, Inc.	4,100	82,263
Fuji United Holdings Co. Ltd.	800	6,408
Fujibo Holdings, Inc.	1,300	68,769
Fujicco Co. Ltd.	2,400	24,226
FUJIFILM Holdings Corp.	13,300	282,205
Fujikura Composites, Inc.	1,400	18,411
Fujikura Ltd.	5,300	587,746
Fujimi, Inc.	2,400	36,405
Fujisash Co. Ltd.	1,330	7,779
Fujita Kanko, Inc.	4,000	67,295
Fujitsu Ltd.	28,800	791,508
Fujiya Co. Ltd.	600	9,674
FuKoKu Co. Ltd.	1,800	22,304
Fukuda Corp.	400	19,204
Fukuda Denshi Co. Ltd.	1,400	67,587
Fukui Bank Ltd.	1,800	29,766
Fukui Computer Holdings, Inc.	1,100	22,043
Fukuoka Financial Group, Inc.	6,900	223,184
Fukuyama Transporting Co. Ltd.	1,900	53,604
FULLCAST Holdings Co. Ltd.	1,600	17,034
Funai Soken Holdings, Inc.	7,200	52,684
Furukawa Co. Ltd.	3,300	81,063
Furukawa Electric Co. Ltd.	5,600	357,069
Furuno Electric Co. Ltd.	2,500	126,937
Furuya Metal Co. Ltd.	2,000	44,846
Furyu Corp.	2,700	18,363
Fuso Chemical Co. Ltd.	1,900	77,450
Fuso Pharmaceutical Industries Ltd.	400	5,902
Futaba Industrial Co. Ltd.	7,100	47,487
Future Corp.	4,000	50,601
G-7 Holdings, Inc.	3,200	28,896
GA Technologies Co. Ltd.	3,000	33,971
Gakken Holdings Co. Ltd.	2,200	15,720
Gakkyusha Co. Ltd.	900	13,719
Galilei Co. Ltd.	2,000	48,608
Gecoss Corp.	900	8,341
LVIP Dimensional International Core Equity Fund-19

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Genki Global Dining Concepts Corp.	1,400	$27,777
Genky DrugStores Co. Ltd.	2,000	63,228
Geo Holdings Corp.	3,500	41,888
Gift Holdings, Inc.	1,500	32,128
Giken Ltd.	1,700	21,161
GLOBERIDE, Inc.	1,400	19,433
Glory Ltd.	5,000	126,595
GMO Financial Gate, Inc.	300	9,939
GMO Financial Holdings, Inc.	5,000	27,824
GMO GlobalSign Holdings KK	800	12,005
GMO Payment Gateway, Inc.	2,800	173,656
Godo Steel Ltd.	1,200	30,222
Goldwin, Inc.	3,000	48,032
Grandy House Corp.	2,900	11,354
Greens Co. Ltd.	1,100	16,414
grems, Inc.	1,700	27,397
GS Yuasa Corp.	10,000	239,794
G-Tekt Corp.	2,800	35,125
Gunma Bank Ltd.	25,500	281,741
Gunze Ltd.	3,000	82,061
H.U. Group Holdings, Inc.	5,400	116,619
H2O Retailing Corp.	11,100	145,932
HABA Laboratories, Inc.	400	4,415
Hachijuni Bank Ltd.	26,378	285,649
Hagihara Industries, Inc.	1,300	14,016
Hagiwara Electric Holdings Co. Ltd.	1,200	28,361
Hakudo Co. Ltd.	1,100	16,432
Hakuhodo DY Holdings, Inc.	18,100	134,945
Halows Co. Ltd.	800	23,573
Hamakyorex Co. Ltd.	7,200	81,513
Hamamatsu Photonics KK	10,100	107,432
Hankyu Hanshin Holdings, Inc.	10,500	264,083
Hanwa Co. Ltd.	4,000	183,272
Happinet Corp.	3,200	60,120
Hard Off Corp. Co. Ltd.	2,100	26,849
Harima Chemicals Group, Inc.	1,400	8,294
Haseko Corp.	21,400	425,175
Hashimoto Sogyo Holdings Co. Ltd.	1,400	11,695
Hazama Ando Corp.	9,500	114,808
Heiwa Corp.	1,200	15,567
Heiwa Real Estate Co. Ltd.	1,500	21,387
Heiwado Co. Ltd.	3,300	60,800
Hennge KK	1,900	15,482
Hiday Hidaka Corp.	2,700	59,480
†Hino Motors Ltd.	41,500	102,458
Hioki EE Corp.	600	23,400
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Hirakawa Hewtech Corp.	1,300	$23,840
Hirano Tecseed Co. Ltd.	700	7,493
Hirata Corp.	4,200	63,131
Hirogin Holdings, Inc.	25,300	255,799
Hirose Electric Co. Ltd.	1,200	132,797
HIS Co. Ltd.	6,400	53,843
Hitachi Construction Machinery Co. Ltd.	7,500	221,698
Hitachi Ltd.	81,000	2,540,287
Hochiki Corp.	1,300	36,858
Hodogaya Chemical Co. Ltd.	800	11,444
Hokkaido Coca-Cola Bottling Co. Ltd.	400	10,100
Hokkaido Electric Power Co., Inc.	9,500	63,716
Hokkaido Gas Co. Ltd.	4,000	19,412
Hokkan Holdings Ltd.	800	12,120
Hokko Chemical Industry Co. Ltd.	2,100	22,129
Hokuetsu Corp.	7,400	42,286
Hokuhoku Financial Group, Inc.	9,900	289,900
Hokuriku Electric Industry Co. Ltd.	1,300	24,124
Hokuriku Electric Power Co.	12,300	76,860
Hokuto Corp.	3,100	40,063
Honda Motor Co. Ltd.	74,900	735,119
H-One Co. Ltd.	800	7,223
Honeys Holdings Co. Ltd.	2,300	22,448
†Honma Golf Ltd.	17,500	7,031
Hoosiers Holdings Co. Ltd.	2,900	24,352
Horiba Ltd.	3,000	306,221
Hoshizaki Corp.	3,100	103,258
Hosokawa Micron Corp.	1,200	43,184
Hotland Holdings Co. Ltd.	800	10,213
House Foods Group, Inc.	6,600	121,285
Howa Machinery Ltd.	1,300	9,885
Hoya Corp.	6,500	985,852
HS Holdings Co. Ltd.	1,600	11,945
Hulic Co. Ltd.	21,000	229,765
Hyakugo Bank Ltd.	23,100	169,027
Hyakujushi Bank Ltd.	2,400	102,053
Ibiden Co. Ltd.	10,200	440,557
IBJ, Inc.	1,500	7,528
Ichibanya Co. Ltd.	4,200	24,478
Ichiken Co. Ltd.	500	15,281
Ichikoh Industries Ltd.	2,000	6,565
Ichinen Holdings Co. Ltd.	2,500	33,989
Ichiyoshi Securities Co. Ltd.	4,600	31,855
ID Holdings Corp.	1,100	15,324
IDEA Consultants, Inc.	700	17,747
Idec Corp.	2,000	37,309
LVIP Dimensional International Core Equity Fund-20

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Idemitsu Kosan Co. Ltd.	35,080	$265,600
IDOM, Inc.	9,200	75,356
IG Port, Inc.	1,300	10,853
IHI Corp.	21,200	372,708
Iida Group Holdings Co. Ltd.	11,700	188,042
Iino Kaiun Kaisha Ltd.	10,000	90,625
IKK Holdings, Inc.	2,500	12,702
I'll, Inc.	900	14,617
Imura & Co. Ltd.	1,100	7,078
Imuraya Group Co. Ltd.	800	13,065
Inaba Denki Sangyo Co. Ltd.	6,000	97,887
Inaba Seisakusho Co. Ltd.	900	9,164
Inabata & Co. Ltd.	5,500	131,575
I-NE Co. Ltd.	700	5,917
Infomart Corp.	17,100	46,252
INFRONEER Holdings, Inc.	20,340	277,933
Innotech Corp.	2,200	29,492
Inpex Corp.	60,600	1,212,032
Insource Co. Ltd.	6,800	37,225
Intage Holdings, Inc.	500	5,641
Internet Initiative Japan, Inc.	7,600	134,441
Inui Global Logistics Co. Ltd.	1,200	10,528
IPS, Inc.	600	11,627
IR Japan Holdings Ltd.	800	4,028
Iriso Electronics Co. Ltd.	2,700	55,430
ISB Corp.	1,100	12,169
Iseki & Co. Ltd.	2,300	27,309
Isetan Mitsukoshi Holdings Ltd.	12,600	183,016
Ishihara Sangyo Kaisha Ltd.	4,200	73,619
Istyle, Inc.	6,900	20,720
Isuzu Motors Ltd.	48,000	749,142
Itfor, Inc.	2,000	21,898
ITmedia, Inc.	600	6,188
Ito En Ltd.	6,200	121,633
ITOCHU Corp.	40,000	505,472
Itochu Enex Co. Ltd.	6,000	72,670
Itochu-Shokuhin Co. Ltd.	300	21,471
Itoham Yonekyu Holdings, Inc.	3,080	110,051
Itoki Corp.	4,300	66,952
IwaiCosmo Holdings, Inc.	2,000	41,818
Iwaki Co. Ltd.	1,400	23,366
Iwatani Corp.	16,700	175,526
Iyogin Holdings, Inc.	17,100	278,639
Izumi Co. Ltd.	3,600	68,934
J Front Retailing Co. Ltd.	24,100	337,850
J Trust Co. Ltd.	7,800	23,779
JAC Recruitment Co. Ltd.	5,200	35,336
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
†Jade Group, Inc.	900	$8,292
JANOME Corp.	1,000	7,435
Japan Airlines Co. Ltd.	12,400	229,967
Japan Airport Terminal Co. Ltd.	5,100	143,063
Japan Aviation Electronics Industry Ltd.	4,400	70,859
†Japan Communications, Inc.	7,800	7,258
Japan Electronic Materials Corp.	1,700	41,687
Japan Elevator Service Holdings Co. Ltd.	15,000	166,237
Japan Engine Corp.	500	38,747
Japan Exchange Group, Inc.	37,000	394,922
Japan Hospice Holdings, Inc.	800	5,719
Japan Investment Adviser Co. Ltd.	3,400	44,265
Japan Lifeline Co. Ltd.	6,000	60,262
Japan Material Co. Ltd.	3,800	37,557
Japan Medical Dynamic Marketing, Inc.	1,400	4,346
Japan Post Holdings Co. Ltd.	31,700	334,480
Japan Post Insurance Co. Ltd.	7,200	216,529
Japan Property Management Center Co. Ltd.	1,500	12,353
Japan Pulp & Paper Co. Ltd.	8,000	44,979
Japan Securities Finance Co. Ltd.	4,600	59,464
Japan Steel Works Ltd.	2,400	118,197
Japan System Techniques Co. Ltd.	2,000	32,164
Japan Tobacco, Inc.	6,900	248,002
Japan Transcity Corp.	3,000	21,751
Japan Wool Textile Co. Ltd.	4,700	53,308
JBCC Holdings, Inc.	3,200	32,623
JCU Corp.	2,100	65,849
JDC Corp.	4,600	15,854
Jeol Ltd.	5,000	160,697
JFE Holdings, Inc.	24,500	312,348
†JIG-SAW, Inc.	300	5,138
JINS Holdings, Inc.	1,500	52,945
JINUSHI Co. Ltd.	1,800	35,000
JK Holdings Co. Ltd.	1,500	12,928
J-Lease Co. Ltd.	1,200	11,101
JM Holdings Co. Ltd.	1,600	17,181
JMS Co. Ltd.	1,500	4,230
J-Oil Mills, Inc.	1,400	17,877
Joshin Denki Co. Ltd.	2,200	38,122
LVIP Dimensional International Core Equity Fund-21

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Joyful Honda Co. Ltd.	3,900	$53,033
JP-Holdings, Inc.	4,300	19,729
JSB Co. Ltd.	1,100	25,064
JSP Corp.	1,400	21,875
JTEKT Corp.	20,500	227,194
Juki Corp.	2,600	8,315
Juroku Financial Group, Inc.	3,100	142,573
Justsystems Corp.	2,400	77,588
JVCKenwood Corp.	18,300	140,920
Kadoya Sesame Mills, Inc.	300	7,659
Kaga Electronics Co. Ltd.	4,000	99,062
Kagome Co. Ltd.	6,200	106,675
Kajima Corp.	6,200	231,182
Kakaku.com, Inc.	8,800	129,727
Kamakura Shinsho Ltd.	2,300	9,223
Kameda Seika Co. Ltd.	900	22,380
Kamei Corp.	1,600	30,902
Kamigumi Co. Ltd.	6,900	223,129
Kanaden Corp.	1,100	15,059
Kanadevia Corp.	20,600	124,820
Kanagawa Chuo Kotsu Co. Ltd.	400	9,582
Kanamic Network Co. Ltd.	1,800	5,993
Kanamoto Co. Ltd.	3,100	77,540
Kandenko Co. Ltd.	4,300	138,109
Kaneka Corp.	5,000	140,236
Kaneko Seeds Co. Ltd.	900	9,320
Kanematsu Corp.	17,000	195,607
Kanro, Inc.	3,900	41,182
Kansai Electric Power Co., Inc.	14,000	219,866
Kansai Paint Co. Ltd.	14,200	224,319
Kanto Denka Kogyo Co. Ltd.	3,900	27,557
Kao Corp.	8,500	339,248
Kappa Create Co. Ltd.	2,100	20,705
Katitas Co. Ltd.	4,900	99,644
Kato Sangyo Co. Ltd.	2,100	86,084
Kato Works Co. Ltd.	400	3,359
Kawada Technologies, Inc.	1,800	50,253
Kawai Musical Instruments Manufacturing Co. Ltd.	500	8,763
Kawasaki Heavy Industries Ltd.	5,600	371,372
KDDI Corp.	76,900	1,330,962
KeePer Technical Laboratory Co. Ltd.	1,600	35,958
Keihan Holdings Co. Ltd.	9,300	200,610
Keihanshin Building Co. Ltd.	1,600	19,703
Keikyu Corp.	11,400	111,606
Keio Corp.	4,600	118,980
Keisei Electric Railway Co. Ltd.	9,300	76,345
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
KEIWA, Inc.	1,000	$7,980
Keiyo Bank Ltd.	13,500	143,625
Kenko Mayonnaise Co. Ltd.	1,500	18,064
Kewpie Corp.	3,800	104,946
Keyence Corp.	1,000	361,725
KH Neochem Co. Ltd.	3,300	52,206
Kibun Foods, Inc.	2,200	15,118
Kikkoman Corp.	16,400	148,922
Kimura Unity Co. Ltd.	4,000	22,764
Kinden Corp.	700	30,364
King Jim Co. Ltd.	1,800	9,454
Kintetsu Department Store Co. Ltd.	700	8,199
Kintetsu Group Holdings Co. Ltd.	8,000	156,727
Kirin Holdings Co. Ltd.	20,900	312,852
Ki-Star Real Estate Co. Ltd.	1,400	58,796
Kitagawa Corp.	600	6,649
Kita-Nippon Bank Ltd.	400	11,543
Kitz Corp.	7,400	82,458
Kiyo Bank Ltd.	6,700	139,786
†KNT-CT Holdings Co. Ltd.	700	7,326
Koa Corp.	5,400	47,173
Koatsu Gas Kogyo Co. Ltd.	2,000	13,369
Kobe Bussan Co. Ltd.	5,800	139,610
Kobe Electric Railway Co. Ltd.	500	7,915
Kobe Steel Ltd.	42,600	562,908
Koei Tecmo Holdings Co. Ltd.	2,600	31,573
Kohnan Shoji Co. Ltd.	2,500	64,065
Kohoku Kogyo Co. Ltd.	1,000	19,730
Kohsoku Corp.	800	15,182
Koito Manufacturing Co. Ltd.	14,300	211,283
Kojima Co. Ltd.	3,000	22,809
Kokuyo Co. Ltd.	12,000	67,045
Komatsu Ltd.	35,400	1,123,329
KOMEDA Holdings Co. Ltd.	3,600	69,782
Komehyo Holdings Co. Ltd.	1,100	20,114
Komeri Co. Ltd.	3,600	78,696
Konaka Co. Ltd.	2,400	3,740
Konami Group Corp.	1,500	203,711
Kondotec, Inc.	2,100	21,124
Konica Minolta, Inc.	42,700	185,754
Konishi Co. Ltd.	5,000	42,492
Konoike Transport Co. Ltd.	2,700	56,654
Konoshima Chemical Co. Ltd.	1,400	13,703
Kosaido Holdings Co. Ltd.	5,000	14,457
Kose Corp.	1,800	60,259
Koshidaka Holdings Co. Ltd.	5,700	44,508
LVIP Dimensional International Core Equity Fund-22

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kotobuki Spirits Co. Ltd.	7,900	$92,524
Kozo Keikaku Engineering Holdings, Inc.	1,000	19,551
KPP Group Holdings Co. Ltd.	3,400	17,849
Kraftia Corp.	3,500	172,134
Krosaki Harima Corp.	2,000	52,925
KRS Corp.	1,200	21,953
K's Holdings Corp.	16,000	165,222
KU Holdings Co. Ltd.	1,500	11,674
Kubota Corp.	32,900	466,215
Kumagai Gumi Co. Ltd.	15,200	150,145
Kumiai Chemical Industry Co. Ltd.	9,070	40,783
Kura Sushi, Inc.	1,100	22,774
Kurabo Industries Ltd.	800	43,328
Kuraray Co. Ltd.	25,900	262,738
Kureha Corp.	4,200	109,423
Kurimoto Ltd.	4,000	42,669
Kurita Water Industries Ltd.	5,100	207,227
Kuriyama Holdings Corp.	1,400	14,809
Kusuri No. Aoki Holdings Co. Ltd.	4,000	119,530
KYB Corp.	4,400	125,554
Kyodo Printing Co. Ltd.	1,600	16,131
Kyoei Steel Ltd.	2,300	35,958
Kyokuto Boeki Kaisha Ltd.	1,400	16,481
Kyokuto Kaihatsu Kogyo Co. Ltd.	3,700	73,909
Kyokuyo Co. Ltd.	1,000	31,117
Kyorin Pharmaceutical Co. Ltd.	5,400	53,003
KYORITSU Co. Ltd.	3,400	4,747
Kyoritsu Maintenance Co. Ltd.	7,000	124,784
Kyosan Electric Manufacturing Co. Ltd.	4,100	15,979
Kyoto Financial Group, Inc.	11,200	245,292
Kyowa Kirin Co. Ltd.	9,000	144,852
Kyushu Electric Power Co., Inc.	15,000	160,926
Kyushu Financial Group, Inc.	35,900	233,156
Kyushu Railway Co.	6,600	171,657
LA Holdings Co. Ltd.	300	16,012
Lacto Japan Co. Ltd.	1,100	24,257
Lasertec Corp.	3,000	571,628
LEC, Inc.	1,800	12,055
Leopalace21 Corp.	18,500	77,718
Life Corp.	5,600	91,379
Lifedrink Co., Inc.	3,200	35,445
LIFULL Co. Ltd.	5,900	6,701
LIKE, Inc.	2,300	22,635
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Link & Motivation, Inc.	4,400	$14,382
Lintec Corp.	4,500	126,966
Lion Corp.	10,600	111,590
LITALICO, Inc.	2,400	19,785
Lixil Corp.	24,700	298,732
Loadstar Capital KK	1,000	19,210
Look Holdings, Inc.	1,000	16,030
LY Corp.	65,200	173,494
M3, Inc.	5,600	75,336
Mabuchi Motor Co. Ltd.	21,200	194,973
Macbee Planet, Inc.	700	6,755
Macnica Holdings, Inc.	11,800	180,882
Maeda Kosen Co. Ltd.	4,100	51,917
Maezawa Industries, Inc.	2,700	34,817
Makino Milling Machine Co. Ltd.	3,000	211,331
Makita Corp.	6,000	181,854
Management Solutions Co. Ltd.	800	7,047
Mandom Corp.	5,600	97,106
Mani, Inc.	5,600	51,905
MarkLines Co. Ltd.	1,600	15,397
Marubeni Corp.	17,700	492,945
Marubun Corp.	2,400	19,986
Maruchiyo Yamaokaya Corp.	2,000	38,986
Marudai Food Co. Ltd.	1,600	22,453
Maruha Nichiro Corp.	16,500	135,514
Marui Group Co. Ltd.	12,400	254,742
MARUKA FURUSATO Corp.	1,261	18,160
Maruwa Co. Ltd.	400	108,706
Maruzen CHI Holdings Co. Ltd.	2,600	5,592
Maruzen Showa Unyu Co. Ltd.	1,300	68,133
Marvelous, Inc.	2,500	8,100
Matching Service Japan Co. Ltd.	900	5,983
Matsuda Sangyo Co. Ltd.	800	26,927
Matsui Securities Co. Ltd.	12,400	67,681
MatsukiyoCocokara & Co.	13,260	229,578
Matsuyafoods Holdings Co. Ltd.	900	37,289
Max Co. Ltd.	1,300	57,520
Maxell Ltd.	4,500	68,994
Maxvalu Tokai Co. Ltd.	500	11,833
Mazda Motor Corp.	54,100	417,771
McDonald's Holdings Co. Japan Ltd.	3,600	146,690
MCJ Co. Ltd.	6,300	64,849
Mebuki Financial Group, Inc.	46,390	307,607
MEC Co. Ltd.	1,600	52,117
Media Do Co. Ltd.	300	3,440
LVIP Dimensional International Core Equity Fund-23

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Medical System Network Co. Ltd.	4,100	$13,632
Medipal Holdings Corp.	11,700	207,123
Medius Holdings Co. Ltd.	1,600	8,340
Megmilk Snow Brand Co. Ltd.	5,400	111,427
Meidensha Corp.	4,000	142,449
Meiji Electric Industries Co. Ltd.	1,100	16,657
MEIJI Holdings Co. Ltd.	14,900	331,158
Meiko Electronics Co. Ltd.	1,900	129,951
MEITEC Group Holdings, Inc.	6,900	156,209
Meiwa Corp.	2,500	15,104
Meiwa Estate Co. Ltd.	1,700	12,346
Menicon Co. Ltd.	6,400	65,330
†Mercari, Inc.	9,000	181,204
METAWATER Co. Ltd.	2,000	42,906
Micronics Japan Co. Ltd.	2,900	130,495
Midac Holdings Co. Ltd.	800	9,807
Mie Kotsu Group Holdings, Inc.	2,500	8,620
Mikuni Corp.	1,600	3,638
Milbon Co. Ltd.	1,600	24,834
MIMAKI ENGINEERING Co. Ltd.	2,700	28,228
Minebea Mitsumi, Inc.	23,032	463,440
Mirait One Corp.	10,000	223,881
Mirarth Holdings, Inc.	9,900	24,424
Miroku Jyoho Service Co. Ltd.	900	11,433
MISUMI Group, Inc.	14,000	218,473
Mitani Corp.	1,400	20,518
Mitsuba Corp.	2,400	16,034
Mitsubishi Chemical Group Corp.	80,600	471,803
Mitsubishi Corp.	38,000	869,162
Mitsubishi Electric Corp.	16,100	469,425
Mitsubishi Estate Co. Ltd.	13,900	337,702
Mitsubishi Gas Chemical Co., Inc.	12,600	228,863
Mitsubishi Heavy Industries Ltd.	28,700	700,637
Mitsubishi Logisnext Co. Ltd.	3,300	32,387
Mitsubishi Logistics Corp.	19,200	146,678
Mitsubishi Materials Corp.	12,700	298,075
Mitsubishi Motors Corp.	71,900	170,937
Mitsubishi Paper Mills Ltd.	2,100	8,773
Mitsubishi Research Institute, Inc.	1,000	31,841
Mitsubishi Steel Manufacturing Co. Ltd.	600	7,192
Mitsubishi UFJ Financial Group, Inc.	147,800	2,345,744
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Mitsuboshi Belting Ltd.	600	$15,041
Mitsui & Co. Ltd.	28,500	846,374
Mitsui Chemicals, Inc.	31,400	401,515
Mitsui DM Sugar Co. Ltd.	1,200	25,527
Mitsui E&S Co. Ltd.	6,300	224,907
Mitsui Fudosan Co. Ltd.	28,200	320,472
Mitsui High-Tec, Inc.	13,300	64,483
Mitsui Kinzoku Co. Ltd.	6,500	733,113
Mitsui-Soko Holdings Co. Ltd.	6,300	149,761
Mitsuuroko Group Holdings Co. Ltd.	2,900	40,818
Miura Co. Ltd.	3,500	67,977
Miyaji Engineering Group, Inc.	2,200	26,432
Miyazaki Bank Ltd.	900	37,520
Miyoshi Oil & Fat Co. Ltd.	1,500	22,139
Mizuho Financial Group, Inc.	37,070	1,352,853
Mizuho Medy Co. Ltd.	1,700	18,506
Mizuno Corp.	5,100	100,769
Mochida Pharmaceutical Co. Ltd.	1,400	31,601
Monogatari Corp.	3,700	104,084
MonotaRO Co. Ltd.	8,900	141,717
MORESCO Corp.	700	6,843
Morinaga & Co. Ltd.	7,600	128,787
Morinaga Milk Industry Co. Ltd.	7,100	168,799
Moriroku Co. Ltd.	1,700	27,085
Morita Holdings Corp.	3,000	52,879
Moriya Transportation Engineering & Manufacturing Co. Ltd.	700	21,800
Mory Industries, Inc.	1,000	6,524
MOS Food Services, Inc.	1,200	32,550
MrMax Holdings Ltd.	2,600	13,377
MS&AD Insurance Group Holdings, Inc.	36,600	859,259
Mugen Estate Co. Ltd.	2,200	26,157
m-up Holdings, Inc.	8,200	47,443
Murata Manufacturing Co. Ltd.	13,300	274,884
Musashi Seimitsu Industry Co. Ltd.	4,800	78,248
Musashino Bank Ltd.	2,100	65,244
Nabtesco Corp.	2,200	52,699
NAC Co. Ltd.	4,800	16,746
Nachi-Fujikoshi Corp.	2,400	66,660
Nafco Co. Ltd.	1,600	22,686
Nagano Keiki Co. Ltd.	1,200	18,590
Nagase & Co. Ltd.	8,100	197,221
Nagase Brothers, Inc.	800	13,159
Nagoya Railroad Co. Ltd.	9,700	104,178
Nakabayashi Co. Ltd.	2,100	7,842
LVIP Dimensional International Core Equity Fund-24

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nakamoto Packs Co. Ltd.	800	$9,859
Nakamuraya Co. Ltd.	500	9,804
Nakanishi, Inc.	3,300	41,785
Nakayama Steel Works Ltd.	7,200	28,287
Namura Shipbuilding Co. Ltd.	5,500	124,145
Nankai Electric Railway Co. Ltd.	6,500	123,400
Nanto Bank Ltd.	3,000	113,985
Natori Co. Ltd.	700	8,507
NEC Corp.	10,000	338,355
Nexon Co. Ltd.	3,000	73,279
Nextage Co. Ltd.	6,300	111,305
†NexTone, Inc.	400	4,225
NGK Insulators Ltd.	21,300	457,082
NH Foods Ltd.	6,600	275,590
NHK Spring Co. Ltd.	15,700	252,964
Nichias Corp.	4,300	185,809
Nichiban Co. Ltd.	600	7,643
Nichicon Corp.	5,500	57,585
Nichiden Corp.	1,300	21,161
Nichiha Corp.	2,600	54,243
Nichirei Corp.	18,000	213,996
Nichireki Group Co. Ltd.	1,000	15,590
Nichirin Co. Ltd.	1,300	30,658
NIDEC Corp.	28,100	381,542
Nifco, Inc.	8,200	253,966
Nihon Dempa Kogyo Co. Ltd.	5,000	32,587
Nihon Denkei Co. Ltd.	1,200	17,384
Nihon House Holdings Co. Ltd.	2,600	5,290
Nihon Kohden Corp.	1,100	11,837
Nihon M&A Center Holdings, Inc.	32,200	147,850
Nihon Nohyaku Co. Ltd.	2,400	15,544
Nihon Plast Co. Ltd.	1,900	5,008
Nihon Yamamura Glass Co. Ltd.	1,000	19,316
Nikkiso Co. Ltd.	6,300	63,994
Nikko Co. Ltd.	2,100	10,598
Nikkon Holdings Co. Ltd.	4,400	95,828
Nikon Corp.	20,500	228,871
Nintendo Co. Ltd.	3,000	202,544
Nippn Corp.	6,400	97,282
Nippon Air Conditioning Services Co. Ltd.	1,800	14,823
Nippon Aqua Co. Ltd.	2,100	11,583
Nippon Avionics Co. Ltd.	700	19,899
Nippon Carbide Industries Co., Inc.	800	13,084
Nippon Carbon Co. Ltd.	1,000	28,189
Nippon Chemical Industrial Co. Ltd.	600	10,646
†Nippon Chemi-Con Corp.	2,100	19,416
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
†Nippon Coke & Engineering Co. Ltd.	18,200	$12,550
Nippon Concrete Industries Co. Ltd.	2,600	5,522
Nippon Denko Co. Ltd.	13,700	31,329
Nippon Electric Glass Co. Ltd.	8,200	322,393
Nippon Express Holdings, Inc.	24,000	513,662
Nippon Gas Co. Ltd.	10,500	199,126
Nippon Kayaku Co. Ltd.	15,800	169,653
Nippon Kodoshi Corp.	800	17,509
Nippon Light Metal Holdings Co. Ltd.	7,070	115,058
Nippon Paint Holdings Co. Ltd.	14,900	99,766
Nippon Paper Industries Co. Ltd.	12,500	92,763
Nippon Parking Development Co. Ltd.	28,800	47,614
Nippon Rietec Co. Ltd.	700	10,169
Nippon Sanso Holdings Corp.	7,500	224,056
Nippon Seisen Co. Ltd.	1,000	7,620
Nippon Sharyo Ltd.	900	21,740
†Nippon Sheet Glass Co. Ltd.	16,000	60,289
Nippon Shinyaku Co. Ltd.	5,800	209,000
Nippon Shokubai Co. Ltd.	13,700	175,507
Nippon Signal Co. Ltd.	3,400	28,426
Nippon Soda Co. Ltd.	4,900	113,349
Nippon Steel Corp.	102,050	417,594
Nippon Thompson Co. Ltd.	6,000	31,327
Nippon Yakin Kogyo Co. Ltd.	1,540	44,447
Nipro Corp.	15,700	148,201
Nishimatsu Construction Co. Ltd.	2,600	94,941
Nishi-Nippon Financial Holdings, Inc.	13,000	266,684
Nishi-Nippon Railroad Co. Ltd.	5,000	89,142
Nishio Holdings Co. Ltd.	2,000	60,473
Nissan Chemical Corp.	9,500	326,447
†Nissan Motor Co. Ltd.	89,900	223,395
Nissei ASB Machine Co. Ltd.	1,000	40,066
Nissei Plastic Industrial Co. Ltd.	1,500	8,437
Nissha Co. Ltd.	4,700	37,527
Nisshin Oillio Group Ltd.	3,400	113,943
Nisshin Seifun Group, Inc.	14,000	171,512
Nisshinbo Holdings, Inc.	19,468	163,309
Nissin Foods Holdings Co. Ltd.	9,800	182,164
LVIP Dimensional International Core Equity Fund-25

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Nisso Holdings Co. Ltd.	2,200	$10,013
Nissui Corp.	33,300	242,873
Niterra Co. Ltd.	11,000	484,641
Nitori Holdings Co. Ltd.	17,800	310,684
Nitto Denko Corp.	27,900	664,291
Nitto Fuji Flour Milling Co. Ltd.	600	27,036
Nitto Kogyo Corp.	2,100	55,216
Nitto Seiko Co. Ltd.	3,100	14,055
Nittoc Construction Co. Ltd.	3,400	28,173
Nittoku Co. Ltd.	500	7,750
Noevir Holdings Co. Ltd.	1,700	49,719
NOF Corp.	8,600	165,756
Nojima Corp.	21,600	164,080
Nomura Holdings, Inc.	40,300	335,718
Nomura Holdings, Inc. ADR	13,054	109,523
Nomura Micro Science Co. Ltd.	900	17,171
Nomura Real Estate Holdings, Inc.	38,000	234,587
Nomura Research Institute Ltd.	7,420	282,365
Noritake Co. Ltd.	1,900	69,368
Noritz Corp.	2,000	25,428
North Pacific Bank Ltd.	30,900	167,155
NPC, Inc.	3,900	16,922
NPR-RIKEN Corp.	1,616	37,312
NS Solutions Corp.	1,200	33,838
NS United Kaiun Kaisha Ltd.	1,200	46,733
NSD Co. Ltd.	6,200	137,112
NSK Ltd.	42,700	266,431
NSW, Inc.	1,500	24,224
NTN Corp.	51,300	120,540
NTT, Inc.	374,700	378,256
Obara Group, Inc.	900	22,014
Obayashi Corp.	19,500	408,094
OBIC Business Consultants Co. Ltd.	400	21,591
Obic Co. Ltd.	3,400	106,721
Odakyu Electric Railway Co. Ltd.	14,500	157,982
Oenon Holdings, Inc.	3,500	11,383
Ogaki Kyoritsu Bank Ltd.	3,100	92,873
Ohara, Inc.	1,600	10,521
Ohsho Food Service Corp.	1,400	28,704
OIE Sangyo Co. Ltd.	900	13,282
Oiles Corp.	2,600	39,049
Oita Bank Ltd.	1,400	57,853
Oji Holdings Corp.	61,900	339,848
Okabe Co. Ltd.	2,800	17,240
Okamoto Industries, Inc.	800	27,937
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Okamoto Machine Tool Works Ltd.	700	$20,096
Okamura Corp.	4,800	70,231
Okasan Securities Group, Inc.	14,000	67,351
Oki Electric Industry Co. Ltd.	7,000	89,046
Okinawa Cellular Telephone Co.	4,800	86,769
Okinawa Electric Power Co., Inc.	5,348	38,123
Okinawa Financial Group, Inc.	1,580	48,003
OKUMA Corp.	5,600	129,767
Okumura Corp.	3,800	150,372
Okura Industrial Co. Ltd.	800	24,864
Okuwa Co. Ltd.	2,100	11,337
Olympus Corp.	36,900	467,864
Omron Corp.	8,700	220,109
Ono Pharmaceutical Co. Ltd.	13,500	187,034
Onoken Co. Ltd.	1,400	12,767
Onward Holdings Co. Ltd.	10,600	49,719
Open House Group Co. Ltd.	3,700	217,188
Open Up Group, Inc.	5,000	58,863
Optex Group Co. Ltd.	3,900	63,715
†Optim Corp.	1,200	3,864
Optorun Co. Ltd.	1,600	19,507
Oracle Corp. Japan	1,500	126,074
Organo Corp.	1,600	132,469
Oriental Land Co. Ltd.	13,400	247,900
Oriental Shiraishi Corp.	8,700	23,016
Oro Co. Ltd.	500	6,700
Osaka Gas Co. Ltd.	8,800	305,772
Osaka Organic Chemical Industry Ltd.	1,700	43,550
Osaka Steel Co. Ltd.	1,100	19,501
OSAKA Titanium Technologies Co. Ltd.	2,100	25,308
Osaki Electric Co. Ltd.	4,100	32,549
OSG Corp.	7,500	109,484
Otsuka Corp.	6,800	140,118
Otsuka Holdings Co. Ltd.	7,000	395,914
OUG Holdings, Inc.	500	12,413
Pacific Industrial Co. Ltd.	3,500	72,166
PAL GROUP Holdings Co. Ltd.	7,000	90,705
PALTAC Corp.	3,000	92,477
Pan Pacific International Holdings Corp.	39,500	235,298
Panasonic Holdings Corp.	62,200	806,363
Park24 Co. Ltd.	12,900	172,035
Pegasus Co. Ltd.	1,900	9,426
Penta-Ocean Construction Co. Ltd.	20,400	205,750
LVIP Dimensional International Core Equity Fund-26

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
People Dreams & Technologies Group Co. Ltd.	1,100	$11,318
Persol Holdings Co. Ltd.	120,500	223,648
Pharma Foods International Co. Ltd.	2,200	9,533
†PIA Corp.	500	8,475
Pickles Holdings Co. Ltd.	1,200	10,133
Pigeon Corp.	4,700	48,317
PILLAR Corp.	1,800	55,113
Pilot Corp.	2,300	71,694
Plus Alpha Consulting Co. Ltd.	2,000	30,632
Pole To Win Holdings, Inc.	1,400	2,914
PR Times Corp.	700	12,387
Premium Water Holdings, Inc.	800	16,792
Press Kogyo Co. Ltd.	6,300	32,679
Prestige International, Inc.	9,300	43,226
Prima Meat Packers Ltd.	3,300	56,135
Procrea Holdings, Inc.	2,720	37,840
Pro-Ship, Inc.	3,200	35,075
PS Construction Co. Ltd.	700	12,798
Punch Industry Co. Ltd.	1,000	3,131
QB Net Holdings Co. Ltd.	900	7,999
Qol Holdings Co. Ltd.	2,700	36,886
Quick Co. Ltd.	2,100	12,311
Raccoon Holdings, Inc.	800	3,304
Raito Kogyo Co. Ltd.	3,600	77,778
Raiznext Corp.	3,000	46,638
Raksul, Inc.	5,900	66,390
Rakus Co. Ltd.	12,000	79,659
†Rakuten Bank Ltd.	3,000	132,447
†Rakuten Group, Inc.	16,900	108,295
Rasa Corp.	1,300	15,114
Rasa Industries Ltd.	900	36,013
Recruit Holdings Co. Ltd.	25,500	1,432,885
Relo Group, Inc.	11,900	130,215
Renaissance, Inc.	1,500	10,395
†Renesas Electronics Corp.	27,600	378,033
Rengo Co. Ltd.	21,800	169,150
†RENOVA, Inc.	6,500	28,372
Resona Holdings, Inc.	29,891	284,494
Resonac Holdings Corp.	16,600	692,144
Resorttrust, Inc.	17,000	212,700
Restar Corp.	1,800	32,122
Retail Partners Co. Ltd.	3,700	31,711
Rheon Automatic Machinery Co. Ltd.	900	8,361
Ricoh Co. Ltd.	33,100	291,248
Riken Keiki Co. Ltd.	2,200	44,979
Riken Technos Corp.	2,900	28,481
Riken Vitamin Co. Ltd.	1,000	18,924
Ringer Hut Co. Ltd.	1,600	23,381
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Rinnai Corp.	6,600	$166,990
Rion Co. Ltd.	500	8,380
Riso Kyoiku Group Corp.	3,300	4,240
Rix Corp.	600	14,210
Rohto Pharmaceutical Co. Ltd.	7,800	130,754
Rokko Butter Co. Ltd.	1,000	7,633
Roland Corp.	1,500	34,197
Rorze Corp.	10,800	154,814
Round One Corp.	19,000	135,662
Royal Holdings Co. Ltd.	7,400	62,265
Ryobi Ltd.	3,500	61,288
RYODEN Corp.	1,300	29,945
Ryohin Keikaku Co. Ltd.	19,000	335,492
Ryoyo Ryosan Holdings, Inc.	1,884	37,315
S Foods, Inc.	2,300	39,941
S&B Foods, Inc.	1,200	30,848
Sac's Bar Holdings, Inc.	900	4,420
Saibu Gas Holdings Co. Ltd.	1,000	14,396
Saizeriya Co. Ltd.	3,000	104,753
Sakai Chemical Industry Co. Ltd.	2,100	42,685
Sakai Heavy Industries Ltd.	600	8,034
Sakai Moving Service Co. Ltd.	2,000	36,575
Sakata INX Corp.	5,000	75,669
Sakata Seed Corp.	3,200	87,296
Sala Corp.	3,600	26,063
San Holdings, Inc.	1,800	17,247
San ju San Financial Group, Inc.	2,840	79,837
San-A Co. Ltd.	3,600	68,097
San-Ai Obbli Co. Ltd.	4,300	58,078
Sangetsu Corp.	2,700	53,660
San-In Godo Bank Ltd.	15,400	146,380
†Sanken Electric Co. Ltd.	1,900	70,013
Sanki Engineering Co. Ltd.	3,200	117,209
Sanko Gosei Ltd.	3,800	21,535
Sankyo Co. Ltd.	16,300	264,563
Sankyo Frontier Co. Ltd.	1,000	13,575
Sankyo Tateyama, Inc.	2,400	9,745
Sankyu, Inc.	4,700	254,022
Sanoh Industrial Co. Ltd.	4,800	26,291
Sanrio Co. Ltd.	6,300	197,128
Sansei Technologies, Inc.	1,700	26,320
Sansha Electric Manufacturing Co. Ltd.	2,300	13,541
Sanshin Electronics Co. Ltd.	1,200	23,961
Santen Pharmaceutical Co. Ltd.	18,400	190,857
Sanwa Holdings Corp.	7,200	187,475
LVIP Dimensional International Core Equity Fund-27

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sanyo Chemical Industries Ltd.	1,100	$36,672
Sanyo Denki Co. Ltd.	2,700	72,366
Sanyo Electric Railway Co. Ltd.	600	7,987
Sanyo Trading Co. Ltd.	2,000	19,059
Sapporo Holdings Ltd.	14,600	156,938
Sato Corp.	2,500	38,325
Sato Shoji Corp.	700	10,074
Satori Electric Co. Ltd.	1,400	16,743
Sawai Group Holdings Co. Ltd.	11,700	176,067
SBI Global Asset Management Co. Ltd.	2,400	9,313
SBI Holdings, Inc.	18,600	400,830
SBS Holdings, Inc.	1,400	33,735
SCREEN Holdings Co. Ltd.	3,700	360,396
Scroll Corp.	4,000	34,215
Secom Co. Ltd.	8,000	284,273
Seed Co. Ltd.	1,000	3,671
Sega Sammy Holdings, Inc.	5,400	84,304
Seibu Holdings, Inc.	8,400	230,803
Seika Corp.	2,700	40,956
Seikitokyu Kogyo Co. Ltd.	2,300	24,204
Seiko Epson Corp.	16,700	211,660
Seiko Group Corp.	3,100	144,218
Seino Holdings Co. Ltd.	5,300	79,698
Seiren Co. Ltd.	3,400	66,325
Sekisui Chemical Co. Ltd.	15,100	253,940
Sekisui House Ltd.	22,400	499,817
†Sekisui Kasei Co. Ltd.	2,500	6,375
SEMITEC Corp.	1,200	17,814
Senko Group Holdings Co. Ltd.	13,100	163,336
Senshu Electric Co. Ltd.	1,200	41,217
Senshu Ikeda Holdings, Inc.	29,000	146,536
Seria Co. Ltd.	4,300	95,236
Seven & i Holdings Co. Ltd.	58,600	841,907
Seven Bank Ltd.	59,500	115,809
SG Holdings Co. Ltd.	12,000	109,819
†Sharp Corp.	11,700	57,552
Shibaura Machine Co. Ltd.	3,200	87,553
Shibaura Mechatronics Corp.	1,300	157,093
Shibusawa Logistics Corp.	2,800	22,772
Shibuya Corp.	1,300	28,618
†SHIFT, Inc.	13,800	86,242
Shiga Bank Ltd.	3,900	178,696
Shikibo Ltd.	1,500	9,993
Shikoku Bank Ltd.	4,500	50,557
Shikoku Electric Power Co., Inc.	10,700	106,083
Shima Seiki Manufacturing Ltd.	2,800	18,049
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Shimadaya Corp.	1,000	$11,186
Shimadzu Corp.	4,500	119,797
Shimano, Inc.	900	94,114
Shimizu Bank Ltd.	1,100	17,039
Shimizu Corp.	17,700	302,204
Shimojima Co. Ltd.	500	4,327
Shin Nippon Air Technologies Co. Ltd.	2,200	44,233
Shinagawa Refra Co. Ltd.	3,500	47,254
Shindengen Electric Manufacturing Co. Ltd.	800	17,199
Shin-Etsu Chemical Co. Ltd.	25,600	795,165
Shin-Etsu Polymer Co. Ltd.	4,100	52,497
Shinko Shoji Co. Ltd.	2,200	14,993
Shinmaywa Industries Ltd.	6,500	79,506
Shinnihonseiyaku Co. Ltd.	800	10,340
Shinsho Corp.	2,100	33,862
Shinwa Co. Ltd.	3,800	34,884
Shionogi & Co. Ltd.	13,100	237,108
Ship Healthcare Holdings, Inc.	9,300	155,825
Shiseido Co. Ltd.	20,300	295,424
Shizuoka Financial Group, Inc.	17,200	267,059
SHO-BOND Holdings Co. Ltd.	14,000	118,472
Shoei Co. Ltd.	4,400	49,967
Shoei Foods Corp.	800	20,746
Showa Sangyo Co. Ltd.	1,500	28,861
SIGMAXYZ Holdings, Inc.	8,000	42,185
Siix Corp.	2,900	24,244
Simplex Holdings, Inc.	14,000	94,034
Sinanen Holdings Co. Ltd.	600	24,132
Sinfonia Technology Co. Ltd.	2,100	121,728
Sinko Industries Ltd.	1,200	10,845
SKY Perfect JSAT Holdings, Inc.	16,700	213,430
Skylark Holdings Co. Ltd.	14,500	311,495
Smaregi, Inc.	1,300	25,412
SMC Corp.	500	173,000
SMK Corp.	200	3,368
SMS Co. Ltd.	7,200	62,002
Socionext, Inc.	11,600	162,523
Soda Nikka Co. Ltd.	2,000	13,832
SoftBank Corp.	522,200	716,959
Softcreate Holdings Corp.	1,400	19,324
Software Service, Inc.	200	17,315
Sojitz Corp.	9,420	292,960
Soken Chemical & Engineering Co. Ltd.	2,200	36,933
Solasto Corp.	4,200	22,732
Soliton Systems KK	500	6,555
Sompo Holdings, Inc.	17,700	600,777
LVIP Dimensional International Core Equity Fund-28

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
†Sony Financial Group, Inc.	156,900	$166,276
Sony Group Corp.	156,900	4,024,637
Sotetsu Holdings, Inc.	5,200	93,518
SPK Corp.	1,000	15,134
S-Pool, Inc.	4,800	8,340
Square Enix Holdings Co. Ltd.	2,400	43,813
SRE Holdings Corp.	1,100	23,424
ST Corp.	1,200	11,611
St. Marc Holdings Co. Ltd.	900	15,474
Star Mica Holdings Co. Ltd.	3,600	31,183
Star Micronics Co. Ltd.	1,700	23,749
Starts Corp., Inc.	3,000	91,778
Starzen Co. Ltd.	2,400	19,229
Stella Chemifa Corp.	1,300	36,408
Strike Co. Ltd.	1,200	31,282
Studio Alice Co. Ltd.	900	11,575
Subaru Corp.	52,700	1,134,695
Sugi Holdings Co. Ltd.	7,700	181,018
Sugimoto & Co. Ltd.	1,600	14,291
SUMCO Corp.	37,400	342,152
Sumida Corp.	4,700	34,379
Suminoe Co. Ltd.	1,600	12,793
Sumiseki Holdings, Inc.	3,800	12,861
Sumitomo Bakelite Co. Ltd.	3,800	125,729
Sumitomo Chemical Co. Ltd.	110,700	315,199
Sumitomo Corp.	17,500	605,718
Sumitomo Electric Industries Ltd.	23,100	930,405
Sumitomo Forestry Co. Ltd.	31,200	317,589
Sumitomo Heavy Industries Ltd.	10,600	281,110
Sumitomo Mitsui Financial Group, Inc.	47,100	1,514,803
Sumitomo Mitsui Financial Group, Inc. ADR	10,815	209,054
Sumitomo Mitsui Trust Group, Inc.	14,600	444,933
Sumitomo Osaka Cement Co. Ltd.	4,000	97,201
Sumitomo Realty & Development Co. Ltd.	15,600	391,653
Sumitomo Rubber Industries Ltd.	16,800	259,707
Sumitomo Seika Chemicals Co. Ltd.	600	20,688
Sun Frontier Fudousan Co. Ltd.	2,200	33,689
Suncall Corp.	2,900	17,084
Sundrug Co. Ltd.	4,900	134,700
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Suntory Beverage & Food Ltd.	5,100	$153,375
Sun-Wa Technos Corp.	1,500	28,426
Suruga Bank Ltd.	16,400	178,855
Suzuden Corp.	800	8,597
Suzuken Co. Ltd.	4,800	187,848
Suzuki Co. Ltd.	2,700	41,542
Suzuki Motor Corp.	61,700	922,752
SWCC Corp.	3,000	197,848
Sysmex Corp.	23,000	225,864
Systems Engineering Consultants Co. Ltd.	1,000	19,920
Systena Corp.	25,800	84,819
Syuppin Co. Ltd.	3,400	24,963
T Hasegawa Co. Ltd.	2,300	41,466
T RAD Co. Ltd.	800	42,074
T&D Holdings, Inc.	15,500	357,789
Tachibana Eletech Co. Ltd.	800	15,698
Tachi-S Co. Ltd.	4,100	54,566
Tadano Ltd.	9,900	67,214
Taihei Dengyo Kaisha Ltd.	3,000	41,463
Taiheiyo Cement Corp.	11,900	295,624
Taiho Kogyo Co. Ltd.	900	4,693
Taikisha Ltd.	3,400	71,689
Taisei Corp.	2,400	227,450
Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	500	8,469
Taiyo Holdings Co. Ltd.	7,400	224,999
Taiyo Yuden Co. Ltd.	13,800	311,760
Takamatsu Construction Group Co. Ltd.	1,100	28,245
Takamiya Co. Ltd.	2,400	6,465
Takaoka Toko Co. Ltd.	700	17,364
Takara & Co. Ltd.	700	21,019
Takara Bio, Inc.	3,200	16,221
Takara Holdings, Inc.	14,900	152,541
Takara Standard Co. Ltd.	3,600	67,119
Takasago International Corp.	8,500	80,096
Takasago Thermal Engineering Co. Ltd.	3,200	90,649
Takashima & Co. Ltd.	3,200	17,588
Takashimaya Co. Ltd.	25,600	268,526
Take & Give Needs Co. Ltd.	1,500	7,448
TAKEBISHI Corp.	800	11,372
Takeda Pharmaceutical Co. Ltd.	42,323	1,314,774
Takeuchi Manufacturing Co. Ltd.	3,800	163,621
Tama Home Co. Ltd.	1,400	32,004
Tamron Co. Ltd.	16,400	108,381
Tamura Corp.	7,000	27,140
Tanseisha Co. Ltd.	4,300	43,188
Taoka Chemical Co. Ltd.	1,000	7,888
LVIP Dimensional International Core Equity Fund-29

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tayca Corp.	1,900	$15,002
Tazmo Co. Ltd.	1,900	24,968
Tbk Co. Ltd.	4,000	9,186
TDC Soft, Inc.	2,000	17,429
TDK Corp.	50,500	714,461
TechMatrix Corp.	3,800	56,593
Teijin Ltd.	17,100	148,164
Teikoku Electric Manufacturing Co. Ltd.	1,200	23,550
Tekken Corp.	1,100	31,892
Temairazu, Inc.	600	11,799
†Tera Probe, Inc.	600	24,129
Terumo Corp.	7,100	103,200
Tess Holdings Co. Ltd.	3,200	7,159
THK Co. Ltd.	4,400	112,635
TIS, Inc.	6,100	204,933
TKC Corp.	1,600	44,063
Toa Corp.	8,300	150,210
TOA ROAD Corp.	3,000	32,803
Toagosei Co. Ltd.	2,200	23,090
TOBISHIMA HOLDINGS, Inc.	2,080	31,287
Tobu Railway Co. Ltd.	8,400	141,518
Tocalo Co. Ltd.	5,800	82,458
Tochigi Bank Ltd.	7,700	35,702
Toda Corp.	25,500	206,346
Toei Animation Co. Ltd.	2,500	43,304
Toenec Corp.	5,000	61,765
Toho Bank Ltd.	28,600	98,809
Toho Co. Ltd.	1,400	63,508
Toho Gas Co. Ltd.	3,500	104,314
Toho Holdings Co. Ltd.	3,200	95,363
Toho Titanium Co. Ltd.	3,100	26,182
†Toho Zinc Co. Ltd.	900	5,935
Tohoku Bank Ltd.	1,100	10,055
Tohoku Electric Power Co., Inc.	16,800	123,813
Tokai Carbon Co. Ltd.	23,200	143,583
Tokai Corp.	2,300	36,919
TOKAI Holdings Corp.	9,100	62,810
Tokai Rika Co. Ltd.	6,100	121,667
Tokai Tokyo Financial Holdings, Inc.	23,700	104,005
Tokio Marine Holdings, Inc.	43,900	1,622,812
Tokushu Tokai Paper Co. Ltd.	2,400	24,207
Tokuyama Corp.	7,500	197,376
Tokyo Base Co. Ltd.	1,700	5,007
†Tokyo Electric Power Co. Holdings, Inc.	47,300	198,893
Tokyo Electron Device Ltd.	2,600	56,477
Tokyo Electron Ltd.	8,000	1,781,818
Tokyo Gas Co. Ltd.	8,400	333,013
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tokyo Individualized Educational Institute, Inc.	2,700	$7,629
Tokyo Kiraboshi Financial Group, Inc.	2,700	150,021
Tokyo Ohka Kogyo Co. Ltd.	3,300	122,317
Tokyo Rope Manufacturing Co. Ltd.	1,200	12,448
Tokyo Sangyo Co. Ltd.	2,400	15,259
Tokyo Seimitsu Co. Ltd.	2,800	198,504
Tokyo Steel Manufacturing Co. Ltd.	6,400	60,343
Tokyo Tatemono Co. Ltd.	17,400	394,455
Tokyo Tekko Co. Ltd.	1,200	47,345
Tokyotokeiba Co. Ltd.	1,700	61,652
Tokyu Construction Co. Ltd.	6,200	51,823
Tokyu Corp.	12,100	141,407
Tokyu Fudosan Holdings Corp.	56,000	511,560
Toli Corp.	2,800	13,294
Tomato Bank Ltd.	1,400	13,267
Tomoe Engineering Co. Ltd.	3,300	37,705
Tomoku Co. Ltd.	800	18,041
TOMONY Holdings, Inc.	17,900	89,598
Tomy Co. Ltd.	6,300	110,987
Topre Corp.	3,600	54,512
Topy Industries Ltd.	1,200	23,742
Toray Industries, Inc.	53,400	348,156
Torex Semiconductor Ltd.	900	8,281
Toridoll Holdings Corp.	3,300	89,242
Torishima Pump Manufacturing Co. Ltd.	1,600	20,633
Tosei Corp.	6,200	67,951
Toshiba TEC Corp.	3,900	68,422
Tosho Co. Ltd.	1,600	7,959
Tosoh Corp.	23,800	357,647
Totech Corp.	1,200	28,008
Totetsu Kogyo Co. Ltd.	2,500	72,539
TOTO Ltd.	6,600	182,360
Tottori Bank Ltd.	600	5,932
Towa Bank Ltd.	3,300	22,661
Towa Pharmaceutical Co. Ltd.	2,900	67,344
Toyo Gosei Co. Ltd.	800	36,021
Toyo Innovex Co. Ltd.	2,400	10,092
Toyo Kanetsu KK	2,400	38,046
Toyo Seikan Group Holdings Ltd.	8,900	217,307
Toyo Suisan Kaisha Ltd.	2,400	164,644
Toyo Tanso Co. Ltd.	1,400	43,145
Toyo Tire Corp.	9,400	260,879
Toyobo Co. Ltd.	10,000	80,458
Toyoda Gosei Co. Ltd.	7,300	184,038
LVIP Dimensional International Core Equity Fund-30

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Toyota Boshoku Corp.	9,700	$156,069
Toyota Motor Corp.	141,405	3,036,968
Toyota Tsusho Corp.	25,000	842,980
Traders Holdings Co. Ltd.	4,800	29,190
Transaction Co. Ltd.	2,400	16,823
Transcosmos, Inc.	1,900	47,061
TRE Holdings Corp.	4,300	44,247
Treasure Factory Co. Ltd.	2,800	29,900
Trend Micro, Inc.	4,300	178,589
Trenders, Inc.	900	5,755
Trusco Nakayama Corp.	3,400	52,252
†Tsubaki Nakashima Co. Ltd.	5,600	12,631
Tsubakimoto Chain Co.	9,100	134,371
Tsubakimoto Kogyo Co. Ltd.	1,200	22,071
Tsuburaya Fields Holdings, Inc.	4,100	48,423
Tsugami Corp.	3,600	66,154
Tsukada Global Holdings, Inc.	1,600	5,775
Tsukishima Holdings Co. Ltd.	1,500	27,035
Tsukuba Bank Ltd.	14,800	39,345
Tsumura & Co.	3,200	83,108
Tsuruha Holdings, Inc.	21,085	387,402
Tsuzuki Denki Co. Ltd.	400	8,921
UACJ Corp.	16,800	227,559
UBE Corp.	11,100	182,284
Ubicom Holdings, Inc.	500	3,326
Uchida Yoko Co. Ltd.	700	47,870
Ultrafabrics Holdings Co. Ltd.	1,200	5,520
Ulvac, Inc.	4,000	181,177
U-Next Holdings Co. Ltd.	3,900	49,794
Unicharm Corp.	33,900	193,696
Unipres Corp.	5,600	45,921
United Arrows Ltd.	2,900	45,503
United Super Markets Holdings, Inc.	5,384	31,072
UNITED, Inc.	1,400	4,451
†Universal Entertainment Corp.	2,400	12,187
Urbanet Corp. Co. Ltd.	5,600	20,407
User Local, Inc.	1,000	12,444
Ushio, Inc.	9,700	155,228
USS Co. Ltd.	16,300	178,365
UT Group Co. Ltd.	28,500	36,115
V Technology Co. Ltd.	600	11,396
Valor Holdings Co. Ltd.	3,800	81,759
Valqua Ltd.	1,300	33,680
Value HR Co. Ltd.	1,600	16,246
ValueCommerce Co. Ltd.	1,200	5,099
Vector, Inc.	2,500	19,132
Vertex Corp.	4,200	35,078
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Vision, Inc.	2,200	$18,169
†Visional, Inc.	2,200	140,614
Vital KSK Holdings, Inc.	4,200	36,731
VT Holdings Co. Ltd.	7,200	24,647
Wacoal Holdings Corp.	3,000	84,648
Wacom Co. Ltd.	11,800	61,170
Wakachiku Construction Co. Ltd.	1,000	30,457
Wakita & Co. Ltd.	3,800	46,808
Warabeya Nichiyo Holdings Co. Ltd.	1,300	27,231
Waseda Academy Co. Ltd.	1,100	15,973
Watahan & Co. Ltd.	1,000	9,467
Wavelock Holdings Co. Ltd.	1,500	13,049
WDB Holdings Co. Ltd.	1,300	13,431
Weathernews, Inc.	1,400	35,224
West Holdings Corp.	2,028	19,737
West Japan Railway Co.	10,600	211,206
Will Group, Inc.	1,900	14,505
WingArc1st, Inc.	1,200	27,879
Wood One Co. Ltd.	1,400	8,602
Workman Co. Ltd.	900	37,725
World Co. Ltd.	3,400	67,128
World Holdings Co. Ltd.	800	13,212
†W-Scope Corp.	9,700	9,284
Xebio Holdings Co. Ltd.	2,000	13,654
YAC Holdings Co. Ltd.	3,200	21,530
Yagi & Co. Ltd.	500	11,060
Yahagi Construction Co. Ltd.	1,500	22,324
Yakult Honsha Co. Ltd.	5,800	90,651
YAKUODO Holdings Co. Ltd.	1,100	15,205
YAMABIKO Corp.	3,700	70,286
YAMADA Consulting Group Co. Ltd.	500	5,639
Yamada Holdings Co. Ltd.	44,800	148,389
Yamae Group Holdings Co. Ltd.	2,200	35,593
Yamagata Bank Ltd.	1,900	23,439
Yamaguchi Financial Group, Inc.	16,500	223,987
Yamaha Corp.	20,200	140,879
Yamaha Motor Co. Ltd.	43,900	325,575
Yamaichi Electronics Co. Ltd.	2,800	104,428
Yamami Co.	500	15,770
Yamanashi Chuo Bank Ltd.	2,800	72,171
Yamatane Corp.	1,800	27,111
Yamato Holdings Co. Ltd.	8,300	116,860
Yamaya Corp.	400	5,653
Yamazaki Baking Co. Ltd.	6,900	144,776
Yamazen Corp.	5,500	52,199
Yashima Denki Co. Ltd.	1,300	23,954
Yaskawa Electric Corp.	4,800	145,927
LVIP Dimensional International Core Equity Fund-31

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Yellow Hat Ltd.	6,900	$72,246
Yokogawa Bridge Holdings Corp.	3,600	69,540
Yokogawa Electric Corp.	8,600	275,807
Yokohama Financial Group, Inc.	41,469	342,825
Yokohama Rubber Co. Ltd.	10,800	415,614
Yokorei Co. Ltd.	3,900	31,474
Yokowo Co. Ltd.	1,800	25,928
Yondenko Corp.	4,200	41,754
Yondoshi Holdings, Inc.	1,300	14,832
Yonex Co. Ltd.	6,800	144,032
Yorozu Corp.	1,000	6,417
†Yoshimura Food Holdings KK	1,300	5,732
Yoshinoya Holdings Co. Ltd.	4,500	88,047
Yotai Refractories Co. Ltd.	200	2,309
Yuasa Trading Co. Ltd.	1,300	44,305
Yukiguni Factory Co. Ltd.	1,100	7,387
Yurtec Corp.	5,700	100,238
Yushin Co.	1,300	5,904
Zacros Corp.	3,600	26,577
Zenrin Co. Ltd.	1,700	11,440
Zensho Holdings Co. Ltd.	3,969	227,437
Zeon Corp.	15,900	181,974
ZERIA Pharmaceutical Co. Ltd.	2,800	37,520
ZIGExN Co. Ltd.	7,100	21,789
Zojirushi Corp.	1,100	10,986
ZOZO, Inc.	15,300	126,177
Zuiko Corp.	2,100	13,588
		174,511,501
Jordan–0.02%
Hikma Pharmaceuticals PLC	8,444	176,032
		176,032
Luxembourg–0.21%
Befesa SA	1,602	55,364
d'Amico International Shipping SA	8,265	48,072
Eurofins Scientific SE	11,052	808,215
Grand City Properties SA	5,248	60,506
RTL Group SA	3,893	156,717
SES SA	37,259	240,963
Stabilus SE	1,672	39,817
Sword Group	504	21,235
Tenaris SA	11,324	218,506
Tenaris SA ADR	826	31,760
		1,681,155
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Macau–0.03%
†MECOM Power & Construction Ltd.	139,500	$2,424
MGM China Holdings Ltd.	41,600	70,103
Sands China Ltd.	40,800	102,915
Wynn Macau Ltd.	95,200	72,776
		248,218
Mauritius–0.00%
Capital Ltd.	466	716
		716
Mexico–0.02%
Fresnillo PLC	3,670	163,647
		163,647
Mongolia–0.01%
†Mongolian Mining Corp.	60,000	81,233
		81,233
Netherlands–3.84%
Aalberts NV	5,804	191,317
ABN AMRO Bank NV	19,386	677,325
Acomo NV	2,190	62,644
†Adyen NV	207	333,803
Aegon Ltd.	102,373	794,523
Akzo Nobel NV	11,672	812,143
†Alfen NV	625	7,720
AMG Critical Materials NV	2,191	72,991
Aperam SA	4,066	167,926
Arcadis NV	6,307	263,086
ArcelorMittal SA	17,008	775,055
†Argenx SE ADR	294	247,239
†Argo Properties NV	368	14,997
ASM International NV	1,434	868,136
ASML Holding NV	1,273	1,371,683
ASML Holding NV.	6,106	6,532,565
ASR Nederland NV	16,445	1,170,075
†Avantium NV	1,351	10,846
†Basic-Fit NV	2,849	98,906
BE Semiconductor Industries NV	3,530	551,866
Brunel International NV	2,490	22,638
Corbion NV	4,861	105,957
CTP NV	9,788	205,101
Euronext NV	4,086	613,790
Ferrovial SE	12,221	791,806
†Flow Traders Ltd.	4,363	128,890
ForFarmers NV	2,935	15,242
Fugro NV	8,999	89,625
HAL Trust	1,039	172,461
Heineken NV	8,037	663,108
IMCD NV	4,470	405,708
ING Groep NV	51,024	1,434,194
JDE Peet's NV	4,013	150,078
Kendrion NV	1,761	28,898
LVIP Dimensional International Core Equity Fund-32

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
Koninklijke Ahold Delhaize NV	34,305	$1,406,741
Koninklijke BAM Groep NV	31,392	342,348
Koninklijke Heijmans NV	3,002	238,205
Koninklijke KPN NV	335,052	1,565,603
Koninklijke Philips NV	28,538	774,316
Koninklijke Vopak NV	6,612	294,628
†Magnum Ice Cream Co. NV	6,019	95,401
Nedap NV	289	30,520
NN Group NV	25,254	1,948,210
†Pharming Group NV	49,651	82,970
Pluxee NV	1,504	23,588
PostNL NV	29,160	36,275
Qiagen NV	4,207	189,583
Randstad NV	8,272	314,047
SBM Offshore NV	17,311	498,073
†SIF Holding NV	1,080	8,548
Signify NV	8,400	206,568
Sligro Food Group NV	1,675	19,859
Stellantis NV	68,416	748,603
TKH Group NV	4,644	199,110
†TomTom NV	3,375	21,644
Universal Music Group NV	29,907	779,670
Van Lanschot Kempen NV	3,690	228,770
Wolters Kluwer NV	7,494	776,202
		30,681,824
New Zealand–0.31%
a2 Milk Co. Ltd.	9,054	56,194
Air New Zealand Ltd.	113,751	37,986
Auckland International Airport Ltd.	22,316	107,028
Briscoe Group Ltd.	2,316	6,854
Channel Infrastructure NZ Ltd.	29,429	49,476
Chorus Ltd.	28,344	153,399
Contact Energy Ltd.	22,724	120,888
EBOS Group Ltd.	5,447	86,619
Fisher & Paykel Healthcare Corp. Ltd.	7,448	161,822
†Fletcher Building Ltd.	77,186	163,409
Freightways Group Ltd.	14,946	124,372
Genesis Energy Ltd.	39,815	55,016
†Gentrack Group Ltd.	3,379	16,381
Hallenstein Glasson Holdings Ltd.	5,127	29,046
Heartland Group Holdings Ltd.	52,841	35,595
Infratil Ltd.	12,047	76,874
†KMD Brands Ltd.	50,540	8,293
Mainfreight Ltd.	2,537	100,232
Mercury NZ Ltd.	12,388	46,152
Meridian Energy Ltd.	16,018	51,735
NZX Ltd.	20,698	18,590
†Oceania Healthcare Ltd.	68,674	36,364
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
New Zealand (continued)
†Pacific Edge Ltd.	16,563	$1,764
PGG Wrightson Ltd.	3,482	4,330
Port of Tauranga Ltd.	9,842	43,689
†Rakon Ltd.	8,848	4,203
†Ryman Healthcare Ltd.	36,618	61,106
Sanford Ltd.	3,824	16,292
Scales Corp. Ltd.	10,942	37,547
Skellerup Holdings Ltd.	17,661	53,384
SKY Network Television Ltd.	10,160	19,955
†SKYCITY Entertainment Group Ltd.	79,522	41,206
Spark New Zealand Ltd.	60,070	78,864
†Steel & Tube Holdings Ltd.	4,332	1,621
Summerset Group Holdings Ltd.	21,250	150,364
Tourism Holdings Ltd.	5,819	8,626
TOWER Ltd.	21,343	24,822
Turners Automotive Group Ltd.	4,027	19,221
Vector Ltd.	9,108	25,590
†Vista Group International Ltd.	10,648	15,992
Vulcan Steel Ltd.	2,401	11,120
†Warehouse Group Ltd.	6,110	2,551
†Xero Ltd.	4,329	327,939
		2,492,511
Norway–0.71%
2020 Bulkers Ltd.	2,462	35,241
ABG Sundal Collier Holding ASA	35,090	28,650
AF Gruppen ASA	1,402	26,115
Akastor ASA	6,130	6,750
Aker ASA Class A	362	27,507
†Aker BioMarine ASA	1,763	17,263
Aker BP ASA	12,670	322,403
Aker Solutions ASA	18,311	55,981
Atea ASA	7,568	118,249
Austevoll Seafood ASA	7,454	71,840
Bakkafrost P	535	27,344
Bluenord ASA	933	41,215
Bonheur ASA	1,345	33,467
Borregaard ASA	2,895	57,268
Bouvet ASA	5,428	33,171
BW Offshore Ltd.	8,430	37,801
†Cloudberry Clean Energy ASA	18,751	23,922
DNB Bank ASA	11,171	311,233
DNO ASA	52,313	82,558
DOF Group ASA	2,621	24,677
Elkem ASA	27,134	81,822
Elmera Group ASA	7,374	28,091
Elopak ASA	9,930	54,674
Entra ASA	2,782	31,905
LVIP Dimensional International Core Equity Fund-33

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
Equinor ASA	34,666	$817,487
Europris ASA	16,557	157,012
†FLEX LNG Ltd.	2,113	52,719
Frontline PLC	2,406	52,965
Gjensidige Forsikring ASA	1,010	30,187
†Grieg Seafood ASA	6,008	46,297
†Hexagon Composites ASA	11,362	8,682
†Hexagon Purus ASA	2,131	302
Hoegh Autoliners ASA	11,013	106,590
Kid ASA	1,895	25,374
Kitron ASA	9,962	71,758
Klaveness Combination Carriers ASA	3,137	24,648
†Kongsberg Automotive ASA	79,968	16,462
Kongsberg Gruppen ASA	5,535	141,836
Leroy Seafood Group ASA	7,631	38,294
†LINK Mobility Group Holding ASA	10,332	34,652
Magnora ASA	4,688	9,125
Medistim ASA	229	5,884
Morrow Bank ASA	13,708	21,753
Mowi ASA	3,718	89,436
MPC Container Ships ASA	46,238	80,587
Multiconsult ASA	618	10,852
†NEL ASA	12,155	2,674
Norbit ASA	1,217	22,522
†Nordic Semiconductor ASA	2,012	26,365
Norsk Hydro ASA	18,131	139,956
†Norske Skog ASA	2,906	4,882
Norwegian Air Shuttle ASA	19,708	33,972
†NRC Group ASA	6,134	5,757
Odfjell Drilling Ltd.	10,099	87,379
Odfjell SE Class A	3,481	43,721
†OKEA ASA	5,631	12,435
Orkla ASA	1,817	20,234
Pareto Bank ASA	2,045	18,482
Protector Forsikring ASA	1,317	68,215
Rana Gruber ASA	3,511	26,874
Rogaland Sparebank	1,014	14,486
Salmar ASA	457	27,931
SATS ASA	17,001	68,234
†Scatec ASA	13,621	143,188
Sea1 offshore, Inc.	8,784	19,764
Selvaag Bolig ASA	3,629	13,213
Solstad Maritime Holding AS	4,536	8,208
Solstad Offshore ASA	4,318	18,549
Sparebank 1 Oestlandet	1,833	37,396
SpareBank 1 Sor-Norge ASA	6,339	124,562
Sparebanken More	3,012	34,961
Stolt-Nielsen Ltd.	1,420	45,777
Storebrand ASA	18,459	315,478
Telenor ASA	13,244	192,627
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Norway (continued)
TGS ASA	11,440	$103,705
TOMRA Systems ASA	2,053	27,516
Var Energi ASA	19,203	62,782
Veidekke ASA	8,333	147,570
Vend Marketplaces ASA Class B	550	15,278
Wallenius Wilhelmsen ASA	8,327	82,909
Wilh Wilhelmsen Holding ASA Class A	900	52,679
Wilh Wilhelmsen Holding ASA Class B	293	15,900
Yara International ASA	2,963	121,252
		5,629,482
Peru–0.03%
Hochschild Mining PLC	33,269	228,715
		228,715
Philippines–0.00%
†Del Monte Pacific Ltd.	48,800	3,645
		3,645
Poland–0.03%
†InPost SA	22,465	276,066
		276,066
Portugal–0.39%
Altri SGPS SA	5,363	28,348
Banco Comercial Portugues SA Class R	731,351	769,862
Corticeira Amorim SGPS SA	735	5,702
CTT-Correios de Portugal SA	2,709	23,621
EDP Renovaveis SA	20,595	290,848
EDP SA	136,985	630,923
Galp Energia SGPS SA	38,932	670,422
Jeronimo Martins SGPS SA	7,618	181,280
Mota-Engil SGPS SA	8,785	50,999
Navigator Co. SA	16,615	61,279
NOS SGPS SA	20,735	97,743
REN - Redes Energeticas Nacionais SGPS SA	24,428	92,296
Sonae SGPS SA	92,083	174,444
		3,077,767
Singapore–1.14%
†AEM Holdings Ltd.	41,804	55,727
Aztech Global Ltd.	15,800	8,044
Banyan Tree Holdings Ltd.	48,800	23,701
BRC Asia Ltd.	5,600	18,249
BW LPG Ltd.	6,687	87,088
Centurion Corp. Ltd.	27,500	28,634
China Aviation Oil Singapore Corp. Ltd.	34,700	44,793
LVIP Dimensional International Core Equity Fund-34

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
City Developments Ltd.	38,000	$236,361
ComfortDelGro Corp. Ltd.	130,300	149,868
†COSCO Shipping International Singapore Co. Ltd.	243,600	22,915
CSE Global Ltd.	35,360	27,017
DBS Group Holdings Ltd.	39,884	1,747,103
Delfi Ltd.	22,000	13,763
DFI Retail Group Holdings Ltd.	29,100	114,857
=†Ezion Holdings Ltd.	288,390	0
Far East Orchard Ltd.	21,691	20,926
First Resources Ltd.	50,700	82,425
Food Empire Holdings Ltd.	18,200	33,945
Frasers Property Ltd.	33,300	29,246
Frencken Group Ltd.	21,400	22,891
†Fu Yu Corp. Ltd.	30,400	2,318
Genting Singapore Ltd.	405,000	228,170
Geo Energy Resources Ltd.	109,100	35,579
Golden Agri-Resources Ltd.	512,000	113,390
GuocoLand Ltd.	27,500	46,187
Hafnia Ltd.	17,140	92,325
Ho Bee Land Ltd.	12,200	20,967
Hong Fok Corp. Ltd.	19,800	12,700
Hong Leong Asia Ltd.	34,700	64,645
Hotel Grand Central Ltd.	19,945	10,939
Hour Glass Ltd.	21,300	37,284
Hutchison Port Holdings Trust	545,900	120,098
=†Hyflux Ltd.	16,000	0
iFAST Corp. Ltd.	6,500	48,081
Indofood Agri Resources Ltd.	26,500	7,628
Kenon Holdings Ltd.	1,146	75,542
Keppel Infrastructure Trust	193,846	73,827
Keppel Ltd.	44,400	356,961
=†Midas Holdings Ltd.	143,100	0
Nanofilm Technologies International Ltd.	17,800	8,082
Netlink NBN Trust	145,100	108,878
Olam Group Ltd.	52,900	39,455
OUE Ltd.	20,900	19,349
Oversea-Chinese Banking Corp. Ltd.	52,413	805,233
†Oxley Holdings Ltd.	104,878	7,180
Propnex Ltd.	16,800	24,531
Q&M Dental Group Singapore Ltd.	30,500	13,050
QAF Ltd.	12,400	8,634
Raffles Medical Group Ltd.	49,313	39,131
Riverstone Holdings Ltd.	70,100	47,409
SATS Ltd.	54,211	160,464
SBS Transit Ltd.	4,800	11,950
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
Seatrium Ltd.	156,242	$261,951
Sembcorp Industries Ltd.	63,200	295,436
Sheng Siong Group Ltd.	46,800	95,675
SIA Engineering Co. Ltd.	9,600	26,874
Singapore Airlines Ltd.	94,950	471,423
Singapore Exchange Ltd.	26,600	350,160
Singapore Land Group Ltd.	14,500	35,378
Singapore Technologies Engineering Ltd.	55,300	361,335
Singapore Telecommunications Ltd.	20,700	73,237
StarHub Ltd.	49,400	43,043
Straits Trading Co. Ltd.	11,108	13,825
†Thomson Medical Group Ltd.	181,300	8,463
Tuan Sing Holdings Ltd.	59,258	14,936
UMS Integration Ltd.	34,531	38,064
United Overseas Bank Ltd.	25,662	698,918
UOB-Kay Hian Holdings Ltd.	47,826	95,528
UOL Group Ltd.	38,700	262,836
†Valeura Energy, Inc.	10,600	63,173
Venture Corp. Ltd.	22,500	264,703
Vicom Ltd.	4,200	5,359
Wee Hur Holdings Ltd.	64,100	37,059
Wilmar International Ltd.	66,700	159,523
Wing Tai Holdings Ltd.	34,200	37,781
†XP Power Ltd.	1,325	16,010
		9,138,230
Spain–2.79%
Acciona SA	1,955	425,485
Acerinox SA	16,279	240,964
ACS Actividades de Construccion y Servicios SA	9,520	945,006
Aedas Homes SA	1,320	36,989
Aena SME SA	19,200	536,464
Almirall SA	4,378	65,806
Amadeus IT Group SA	14,595	1,080,191
†Amper SA	149,559	29,677
Atresmedia Corp. de Medios de Comunicacion SA	9,729	55,650
†Audax Renovables SA	8,946	14,471
Banco Bilbao Vizcaya Argentaria SA	120,231	2,820,282
Banco Bilbao Vizcaya Argentaria SA ADR	93,763	2,185,616
Banco de Sabadell SA	427,409	1,684,354
Banco Santander SA	221,924	2,612,154
Bankinter SA	51,043	846,047
CaixaBank SA	57,599	704,212
†Cellnex Telecom SA	12,737	410,153
CIE Automotive SA	1,997	69,635
LVIP Dimensional International Core Equity Fund-35

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Construcciones y Auxiliar de Ferrocarriles SA	2,140	$147,760
Corp. ACCIONA Energias Renovables SA	2,251	59,072
†Distribuidora Internacional de Alimentacion SA	883	37,991
Ebro Foods SA	2,022	43,683
†eDreams ODIGEO SA	2,861	13,375
Elecnor SA	2,925	83,823
Enagas SA	8,459	130,725
†Ence Energia y Celulosa SA	12,971	36,584
Endesa SA	11,507	414,210
†Ercros SA	10,000	40,251
Faes Farma SA	12,829	77,571
Fluidra SA	2,515	68,136
Gestamp Automocion SA	12,435	44,261
Global Dominion Access SA	7,450	28,882
†Grenergy Renovables SA	713	71,920
Grifols SA	13,475	168,433
Grupo Empresarial San Jose SA	3,554	31,351
Iberdrola SA	24,012	519,941
Indra Sistemas SA	5,158	293,208
Industria de Diseno Textil SA	16,813	1,109,064
Laboratorios Farmaceuticos Rovi SA	530	39,421
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	21,910	28,787
Logista Integral SA	6,043	213,689
Mapfre SA	97,878	491,170
Melia Hotels International SA	5,514	51,148
Miquel y Costas & Miquel SA	1,868	31,612
Naturgy Energy Group SA	5,662	172,398
Neinor Homes SA	1,873	41,737
†Obrascon Huarte Lain SA	25,168	10,543
†Pharma Mar SA	425	37,245
†Promotora de Informaciones SA Class A	23,606	9,826
Prosegur Cash SA	36,519	27,154
†Realia Business SA	11,794	13,639
Redeia Corp. SA	16,985	302,788
Repsol SA	49,947	931,932
Sacyr SA	18,708	84,700
†Solaria Energia y Medio Ambiente SA	4,978	105,806
†Tecnicas Reunidas SA	4,025	130,156
Telefonica SA	158,332	649,945
Tubacex SA	11,128	43,437
Unicaja Banco SA	77,646	252,660
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Spain (continued)
Vidrala SA	2,144	$226,491
Viscofan SA	3,482	218,313
		22,297,994
Sweden–2.76%
AAK AB	3,471	98,985
AcadeMedia AB	8,341	89,394
AddLife AB Class B	8,354	143,593
Addnode Group AB	6,878	71,972
AddTech AB Class B	7,794	274,494
AFRY AB	10,969	177,557
Alfa Laval AB	2,620	131,370
Alimak Group AB	2,910	45,694
Alleima AB	17,620	155,258
Alligo AB Class B	927	12,908
Ambea AB	10,557	162,027
†Annehem Fastigheter AB Class B	4,488	8,560
AQ Group AB	4,710	100,291
Arise AB	3,049	14,529
Arjo AB Class B	14,744	51,044
†Asmodee Group AB Class B	5,670	65,042
Assa Abloy AB Class B	7,219	278,876
Atlas Copco AB Class A	35,416	630,496
Atlas Copco AB Class B	20,952	334,953
Atrium Ljungberg AB Class B	15,075	54,270
Attendo AB	13,630	120,720
Avanza Bank Holding AB	8,077	306,738
Axfood AB	2,905	91,473
Beijer Alma AB	2,835	90,989
Beijer Ref AB	4,607	73,932
Bergman & Beving AB	1,531	53,563
Betsson AB Class B	12,884	205,638
†BHG Group AB	16,473	57,019
Bilia AB Class A	6,930	100,834
Billerud Aktiebolag	18,361	186,273
BioGaia AB Class B	4,284	49,264
Bjorn Borg AB	2,586	17,640
†Boliden AB	11,926	660,656
†Bonava AB Class B	20,526	24,537
†Boozt AB	4,107	50,292
Bravida Holding AB	20,331	197,496
Bufab AB	8,765	95,281
Bulten AB	815	4,536
Byggmax Group AB	7,274	43,243
†Camurus AB	488	32,398
Castellum AB	9,893	113,990
Catena AB	1,654	80,989
Cellavision AB	841	14,360
†Cint Group AB	24,365	7,532
Clas Ohlson AB Class B	3,793	124,708
Cloetta AB Class B	25,436	111,784
LVIP Dimensional International Core Equity Fund-36

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
†Coffee Stain Group AB Class B	5,670	$14,257
Coor Service Management Holding AB	11,679	62,241
Corem Property Group AB Class B	47,668	22,409
Corem Property Group AB Class D	419	10,902
CTT Systems AB	561	12,138
Dios Fastigheter AB	8,151	57,936
Dometic Group AB	18,128	91,395
†Dustin Group AB	57,504	11,208
†Dynavox Group AB	6,844	75,590
Eastnine AB	7,448	40,563
Elanders AB Class B	1,811	13,376
†Electrolux AB Class B	12,821	87,988
Electrolux Professional AB Class B	13,262	93,208
Elekta AB Class B	21,721	132,838
†Eltel AB	11,132	11,043
†Embracer Group AB	5,670	37,125
†Enea AB	1,287	9,805
Engcon AB	1,349	12,134
Ependion AB	1,878	23,050
Epiroc AB Class A	9,438	212,750
Epiroc AB Class B	5,498	110,612
Essity AB Class A	759	21,854
Essity AB Class B	8,578	246,629
Evolution AB	3,131	212,600
Fabege AB	10,758	96,462
Fagerhult Group AB	5,179	23,210
†Fastighets AB Balder Class B	15,301	112,941
†Fastighets AB Trianon	1,416	3,054
†Fastighetsbolaget Emilshus AB Class B	94	549
FastPartner AB Class A	2,918	15,039
†Ferronordic AB	578	2,725
G5 Entertainment AB	477	4,730
†GARO AB	962	1,789
Getinge AB Class B	9,911	233,996
Granges AB	11,410	179,879
H & M Hennes & Mauritz AB Class B	11,065	221,786
Hanza AB	2,312	31,804
Heba Fastighets AB Class B	7,470	24,830
Hemnet Group AB	5,990	111,988
Hexagon AB Class B	22,249	262,064
†Hexatronic Group AB	15,691	38,932
Hexpol AB	13,858	131,807
†HMS Networks AB	577	26,121
Holmen AB Class B	2,770	106,253
Hufvudstaden AB Class A	4,947	66,512
Humana AB	3,911	21,410
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Husqvarna AB Class A	1,491	$7,452
Husqvarna AB Class B	15,777	79,090
Indutrade AB	3,453	89,505
Instalco AB	24,898	69,990
INVISIO AB	2,645	75,193
Inwido AB	5,503	97,610
JM AB	3,598	54,104
Kabe Group AB Class B	418	9,625
†Karnov Group AB	3,802	41,312
†K-fast Holding AB	5,922	8,311
KNOW IT AB	1,633	20,899
Lagercrantz Group AB Class B	12,341	283,077
Lifco AB Class B	3,017	114,340
Lime Technologies AB	713	22,227
Lindab International AB	5,809	130,560
Loomis AB	8,080	341,304
†Medcap AB	820	48,829
Medicover AB Class B	4,332	103,436
MEKO AB	4,193	33,039
Midsona AB Class B	1,338	1,232
†Modern Times Group MTG AB Class B	9,134	113,467
Momentum Group AB	927	15,400
Munters Group AB	5,335	97,845
Mycronic AB	7,410	177,991
†NCAB Group AB	5,265	27,336
NCC AB Class B	10,538	250,938
Nederman Holding AB	1,654	30,470
†Net Insight AB Class B	38,456	16,374
New Wave Group AB Class B	7,813	96,574
Nibe Industrier AB Class B	8,525	32,586
Nivika Fastigheter AB Class B	2,716	12,612
†Nobia AB	40,308	18,764
Nokian Renkaat OYJ	5,552	61,453
Nolato AB Class B	12,742	85,297
Nordnet AB publ	4,962	144,740
Note AB	1,549	30,437
NP3 Fastigheter AB	2,360	66,392
Nyfosa AB	9,733	78,317
OEM International AB Class B	5,867	92,659
†Orron Energy AB	20,424	10,218
†Ovzon AB	3,666	16,844
Peab AB Class B	19,265	177,668
Platzer Fastigheter Holding AB Class B	4,133	33,445
Prevas AB Class B	951	9,782
†Pricer AB Class B	11,063	4,970
Proact IT Group AB	2,340	28,676
Ratos AB Class B	24,548	100,792
RaySearch Laboratories AB	2,208	54,305
LVIP Dimensional International Core Equity Fund-37

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Rejlers AB	587	$12,076
†Rottneros AB	13,965	4,361
Rvrc Holding AB	7,740	55,686
Saab AB Class B	1,385	80,358
Sagax AB Class B	4,413	94,385
†Samhallsbyggnads- bolaget i Norden AB	23,162	11,565
†Samhallsbyggnads- bolaget i Norden AB Class D	8,533	7,966
Sandvik AB	15,818	510,939
Scandi Standard AB	3,932	42,270
Scandic Hotels Group AB	18,966	199,355
†Sdiptech AB Class B	1,862	38,540
Sectra AB Class B	5,273	143,104
Securitas AB Class B	18,979	301,825
†Sensys Gatso Group AB	1,884	8,186
†Sinch AB	56,576	190,596
Skandinaviska Enskilda Banken AB Class A	26,239	553,215
Skanska AB Class B	13,330	363,220
SKF AB Class A	1,011	26,946
SKF AB Class B	13,871	367,149
SkiStar AB	4,465	80,063
Solid Forsakring AB	881	8,258
SSAB AB Class A	10,517	79,660
SSAB AB Class B	23,870	178,726
†Stendorren Fastigheter AB	889	19,448
†Stillfront Group AB	48,955	34,300
Storskogen Group AB Class B	124,752	157,220
Svenska Cellulosa AB SCA Class A	1,121	14,860
Svenska Cellulosa AB SCA Class B	18,238	241,869
Svenska Handelsbanken AB Class A	23,706	343,441
Svenska Handelsbanken AB Class B	1,074	26,940
Sweco AB Class B	7,951	129,716
Swedbank AB Class A	15,445	535,865
†Swedish Orphan Biovitrum AB	2,505	89,897
Synsam AB	5,833	42,669
Systemair AB	5,564	52,437
Tele2 AB Class B	24,782	415,262
Telefonaktiebolaget LM Ericsson Class A	2,154	21,082
Telefonaktiebolaget LM Ericsson Class B	66,643	648,572
Telia Co. AB	97,749	417,776
TF Bank AB	2,142	37,845
Thule Group AB	2,446	63,177
Trelleborg AB Class B	7,052	298,099
Troax Group AB	3,566	57,558
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Truecaller AB Class B	27,904	$58,010
VBG Group AB Class B	1,747	75,133
†Viaplay Group AB	27,828	2,720
Vitec Software Group AB Class B	1,631	54,579
Vitrolife AB	4,335	64,171
Volati AB	837	9,728
Volvo AB Class A	6,233	198,706
Volvo AB Class B	49,752	1,583,339
†Volvo Car AB Class B	29,294	96,614
Wallenstam AB Class B	16,228	72,714
Wihlborgs Fastigheter AB	12,258	121,239
		22,019,652
Switzerland–8.06%
ABB Ltd.	16,499	1,216,265
Accelleron Industries AG	9,916	764,785
Adecco Group AG	9,030	260,064
Alcon AG	17,251	1,360,982
Allreal Holding AG	1,569	403,770
ALSO Holding AG	475	128,203
†Amrize Ltd.	2,445	132,226
APG SGA SA	98	25,982
Arbonia AG	5,155	34,009
†Aryzta AG	2,700	174,652
Ascom Holding AG	1,382	6,618
Autoneum Holding AG	240	50,643
Avolta AG	8,874	523,387
Banque Cantonale de Geneve	1,990	61,704
Banque Cantonale Vaudoise	2,043	258,276
Barry Callebaut AG	188	307,363
Bell Food Group AG	177	49,943
Bellevue Group AG	933	11,884
Berner Kantonalbank AG	447	174,658
BKW AG	1,113	236,079
Bossard Holding AG Class A	439	86,275
Bucher Industries AG	696	321,218
Burckhardt Compression Holding AG	298	204,178
Burkhalter Holding AG	416	73,420
Bystronic AG	97	32,978
Calida Holding AG	19	285
†Carlo Gavazzi Holding AG	46	9,408
Cembra Money Bank AG	3,250	407,041
Cham Swiss Properties AG	203	5,971
Chocoladefabriken Lindt & Spruengli AG	2	293,312
†Cicor Technologies Ltd.	245	39,054
Cie Financiere Richemont SA Class A	7,613	1,641,750
Cie Financiere Tradition SA	108	38,952
LVIP Dimensional International Core Equity Fund-38

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Clariant AG	13,412	$119,975
Coca-Cola HBC AG	6,427	332,492
Coltene Holding AG	332	22,477
Daetwyler Holding AG	289	59,333
DKSH Holding AG	3,948	283,822
†DocMorris AG	4,288	31,909
dormakaba Holding AG	3,300	266,978
DSM-Firmenich AG	246	19,845
EFG International AG	12,001	287,818
Emmi AG	174	161,065
EMS-Chemie Holding AG	164	113,132
†Feintool International Holding AG	837	11,993
Fenix Outdoor International AG	263	13,684
Flughafen Zurich AG	2,199	696,125
Forbo Holding AG	47	51,430
Galderma Group AG	2,522	513,562
Galenica AG	5,476	675,426
†GAM Holding AG	7,109	1,315
Geberit AG	1,376	1,068,632
Georg Fischer AG	6,615	443,156
Givaudan SA	83	328,369
†Glencore PLC	203,078	1,110,159
†Gurit Holding AG Class BR	240	3,484
Helvetia Baloise Holding AG	6,145	1,616,215
Holcim AG	18,040	1,756,199
Huber & Suhner AG	1,300	235,766
Hypothekarbank Lenzburg AG	7	35,703
Implenia AG	1,461	140,115
Inficon Holding AG	644	79,684
Interroll Holding AG	57	157,714
Intershop Holding AG	270	55,953
Investis Holding SA	307	56,005
Julius Baer Group Ltd.	11,728	916,318
Jungfraubahn Holding AG	552	198,835
Kardex Holding AG	301	104,245
†Komax Holding AG	253	20,295
†Kudelski SA	1,531	2,377
Kuehne & Nagel International AG	1,511	324,042
Landis & Gyr Group AG	1,668	107,252
†LEM Holding SA	42	15,504
Liechtensteinische Landesbank AG	1,193	126,213
Logitech International SA	4,042	407,878
Lonza Group AG	1,937	1,305,963
Luzerner Kantonalbank AG	1,951	227,877
Medacta Group SA	258	50,711
Medmix AG	1,270	17,865
Metall Zug AG Class B	22	22,664
Mobilezone Holding AG	1,836	30,551
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Mobimo Holding AG	673	$310,595
Naturenergie Holding AG	556	22,761
Nestle SA	56,348	5,593,053
Novartis AG	19,330	2,663,594
Novartis AG ADR	36,937	5,092,504
Novavest Real Estate AG	237	11,941
OC Oerlikon Corp. AG Pfaffikon	8,825	35,671
†Orior AG	492	8,415
Partners Group Holding AG	663	813,488
†Peach Property Group AG	946	7,499
Phoenix Mecano AG	34	19,141
Plazza AG Class A	93	48,676
PSP Swiss Property AG	3,165	572,664
Rieter Holding AG	9,178	36,715
Roche Holding AG	13,132	5,428,210
Romande Energie Holding SA	625	34,244
Sandoz Group AG	29,455	2,138,615
Sandoz Group AG ADR	2,671	194,382
Schindler Holding AG	416	147,198
Schweiter Technologies AG	88	27,926
SFS Group AG	1,646	223,926
SGS SA	9,793	1,123,333
Siegfried Holding AG	2,980	279,738
SIG Group AG	28,641	408,533
Sika AG	2,260	458,837
Softwareone Holding AG	11,423	130,129
Sonova Holding AG	1,471	380,499
St. Galler Kantonalbank AG	321	231,140
Stadler Rail AG	2,889	73,033
STMicroelectronics NV	16,656	435,306
Straumann Holding AG	1,209	141,216
Sulzer AG	1,772	327,161
Sunrise Communications AG Class A	951	50,775
Swatch Group AG	5,969	582,152
Swiss Life Holding AG	1,183	1,362,631
Swiss Prime Site AG	7,418	1,151,776
Swiss Re AG	10,690	1,780,843
Swisscom AG	1,527	1,109,147
Swissquote Group Holding SA	1,395	846,954
Tecan Group AG	890	142,891
Temenos AG	4,573	454,793
TX Group AG	202	41,983
†UBS Group AG	52,976	2,450,194
Valiant Holding AG	1,625	309,120
VAT Group AG	1,119	537,232
Vaudoise Assurances Holding SA	70	64,254
Vetropack Holding AG	950	26,254
LVIP Dimensional International Core Equity Fund-39

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Vontobel Holding AG	3,592	$290,192
VP Bank AG Class A	349	37,078
V-ZUG Holding AG	220	11,655
Walliser Kantonalbank	94	15,902
Warteck Invest AG	10	24,618
Ypsomed Holding AG	79	32,501
Zehnder Group AG	1,078	110,020
Zug Estates Holding AG Class B	24	67,567
Zuger Kantonalbank	9	100,442
Zurich Insurance Group AG	1,849	1,399,142
		64,383,719
Taiwan–0.01%
†FIT Hon Teng Ltd.	184,000	116,701
		116,701
United Arab Emirates–0.00%
†Gulf Marine Services PLC	49,627	13,044
=†NMC Health PLC	2,337	0
		13,044
United Kingdom–10.81%
4imprint Group PLC	1,868	96,145
†Accesso Technology Group PLC	1,549	6,911
Admiral Group PLC	10,339	442,280
Advanced Medical Solutions Group PLC	13,001	38,129
AG Barr PLC	6,257	52,560
Airtel Africa PLC	85,953	411,736
AJ Bell PLC	28,544	169,756
Alfa Financial Software Holdings PLC	4,940	14,055
Allfunds Group PLC	21,610	204,066
Anglo American PLC	19,932	824,437
†AO World PLC	25,690	39,200
Ashmore Group PLC	22,572	53,702
Ashtead Group PLC	17,220	1,174,046
Ashtead Technology Holdings PLC	5,826	24,159
†ASOS PLC	2,441	9,328
Associated British Foods PLC	11,066	316,082
†Aston Martin Lagonda Global Holdings PLC	4,044	3,442
AstraZeneca PLC	5,400	999,320
AstraZeneca PLC ADR	41,756	3,838,629
†Auction Technology Group PLC	5,851	22,004
Auto Trader Group PLC	56,277	443,990
Aviva PLC	113,471	1,043,357
Avon Technologies PLC	597	14,598
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
B&M European Value Retail SA	58,134	$131,784
Babcock International Group PLC	30,221	503,627
BAE Systems PLC	21,865	503,224
Bakkavor Group PLC	16,224	52,049
Balfour Beatty PLC	39,985	381,372
Barclays PLC	237,750	1,521,868
Barratt Redrow PLC	99,892	513,164
Beazley PLC	60,437	675,842
Begbies Traynor Group PLC	6,705	10,258
Bellway PLC	13,066	481,111
Berkeley Group Holdings PLC	6,695	352,366
Bloomsbury Publishing PLC	5,977	38,535
Bodycote PLC	14,011	131,825
†boohoo Group PLC	35,966	11,272
BP PLC	284,253	1,657,753
BP PLC ADR	49,288	1,711,772
Braemar PLC	3,535	10,191
Breedon Group PLC	17,511	77,704
British American Tobacco PLC	25,392	1,439,490
British American Tobacco PLC ADR	3,264	184,808
BT Group PLC	464,328	1,150,345
Bunzl PLC	4,747	132,555
†Burberry Group PLC	16,009	272,218
Bytes Technology Group PLC	25,519	122,791
†Capita PLC	7,023	37,982
Card Factory PLC	38,688	35,224
†Carnival PLC	1,149	34,815
†Carnival PLC ADR	1,165	35,334
Central Asia Metals PLC	23,831	60,391
Centrica PLC	208,702	475,853
Chemring Group PLC	20,014	126,978
Chesnara PLC	20,342	82,534
Clarkson PLC	1,580	81,065
†Close Brothers Group PLC	12,123	85,252
CMC Markets PLC	11,645	46,934
Coats Group PLC	141,000	160,248
Coca-Cola Europacific Partners PLC	6,225	566,560
Compass Group PLC	30,239	958,125
Computacenter PLC	2,786	109,497
Convatec Group PLC	47,551	155,250
Costain Group PLC	18,094	38,926
Cranswick PLC	3,197	213,531
Crest Nicholson Holdings PLC	28,366	54,579
Croda International PLC	2,984	108,253
Currys PLC	71,356	120,866
LVIP Dimensional International Core Equity Fund-40

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
CVS Group PLC	4,289	$74,234
†DFS Furniture PLC	17,021	39,719
Diageo PLC	15,003	323,283
Diageo PLC ADR	2,421	208,860
Diploma PLC	2,859	203,413
DiscoverIE Group PLC	5,469	44,232
Domino's Pizza Group PLC	17,047	39,759
dotdigital group PLC	7,534	6,834
Dowlais Group PLC	58,441	66,049
Dr. Martens PLC	29,668	30,633
Drax Group PLC	44,319	500,022
Dunelm Group PLC	12,014	182,995
easyJet PLC	15,233	104,498
†EKF Diagnostics Holdings PLC	5,002	1,780
Elementis PLC	46,705	104,507
Endeavour Mining PLC	16,380	843,495
Energean PLC	17,683	210,350
EnQuest PLC	185,362	26,549
Essentra PLC	21,902	28,519
FDM Group Holdings PLC	7,488	13,525
Fevara PLC	1,603	2,904
Firstgroup PLC	55,434	142,421
Foresight Group Holdings Ltd.	7,643	44,255
Forterra PLC	15,583	38,814
Foxtons Group PLC	30,068	24,006
†Frasers Group PLC	6,580	59,841
†Frontier Developments PLC	992	5,884
Fuller Smith & Turner PLC Class A	2,606	25,288
Future PLC	9,735	69,089
Galliford Try Holdings PLC	9,912	69,144
Games Workshop Group PLC	2,612	664,505
†Gaming Realms PLC	880	471
Gamma Communications PLC	5,521	68,764
GB Group PLC	19,697	68,217
Genuit Group PLC	18,116	79,430
†Georgia Capital PLC	4,171	173,894
Gooch & Housego PLC	1,112	8,971
Goodwin PLC	187	53,389
Grainger PLC	74,491	182,453
Greencore Group PLC	43,007	147,247
Greggs PLC	5,518	124,381
GSK PLC	57,200	1,402,385
Gulf Keystone Petroleum Ltd.	21,757	51,909
†Gym Group PLC	10,516	21,129
Haleon PLC	175,648	887,616
Halfords Group PLC	18,444	35,005
Halma PLC	4,512	214,161
Harbour Energy PLC	20,193	53,128
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Harworth Group PLC	15,020	$33,704
Hays PLC	46,506	35,168
†Headlam Group PLC	2,792	1,769
Helical PLC	8,725	22,181
†Helios Towers PLC	62,269	137,510
Henry Boot PLC	9,398	28,503
Hill & Smith PLC	4,192	120,323
Hilton Food Group PLC	7,393	50,226
Hiscox Ltd.	24,545	469,321
Hollywood Bowl Group PLC	21,626	80,310
Howden Joinery Group PLC	49,040	548,833
HSBC Holdings PLC ADR	23,768	1,869,829
HSBC Holdings PLC (London Shares)	137,478	2,163,345
Hunting PLC	17,421	86,465
Ibstock PLC	37,628	70,675
IG Group Holdings PLC	15,961	282,567
IMI PLC	21,515	717,673
Impax Asset Management Group PLC	8,484	17,299
Imperial Brands PLC	29,271	1,229,095
Inchcape PLC	36,515	378,505
Informa PLC	42,519	504,498
IntegraFin Holdings PLC	13,392	64,742
InterContinental Hotels Group PLC	412	57,898
InterContinental Hotels Group PLC ADR	2,814	396,296
International Consolidated Airlines Group SA	7,894	43,775
International Workplace Group PLC	64,279	200,411
Intertek Group PLC	7,754	480,877
Investec PLC	32,603	242,009
iomart Group PLC	7,195	1,697
†IQE PLC	58,773	3,961
ITV PLC	270,133	297,948
J D Wetherspoon PLC	9,040	89,868
J Sainsbury PLC	141,619	620,410
†James Fisher & Sons PLC	3,307	16,716
James Halstead PLC	16,114	29,611
JD Sports Fashion PLC	179,246	203,173
JET2 PLC	4,940	93,158
†John Wood Group PLC	54,047	17,266
Johnson Matthey PLC	12,854	368,745
Johnson Service Group PLC	36,041	65,585
Jupiter Fund Management PLC	49,935	106,705
Just Group PLC	86,034	249,684
Kainos Group PLC	2,612	35,273
Keller Group PLC	7,639	171,548
Kier Group PLC	29,901	89,114
LVIP Dimensional International Core Equity Fund-41

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Kingfisher PLC	143,422	$603,742
Kitwave Group PLC	2,572	7,801
Knights Group Holdings PLC	783	1,890
Lancashire Holdings Ltd.	17,047	147,042
Legal & General Group PLC	211,209	743,370
Lion Finance Group PLC	3,870	483,841
Liontrust Asset Management PLC	5,738	20,408
Lloyds Banking Group PLC	1,059,995	1,402,070
London Stock Exchange Group PLC	1,549	186,327
LSL Property Services PLC	6,396	22,675
Luceco PLC	14,452	25,613
M&C Saatchi PLC	5,989	10,574
Macfarlane Group PLC	14,596	14,169
Man Group PLC	75,043	230,457
Marks & Spencer Group PLC	96,264	428,378
Marshalls PLC	17,993	43,802
†Marston's PLC	68,675	54,709
McBride PLC	15,062	29,764
Me Group International PLC	19,139	38,882
Mears Group PLC	10,609	51,195
Melrose Industries PLC	13,008	102,593
†Metro Bank Holdings PLC	26,335	42,811
Midwich Group PLC	1,944	4,844
†Mitchells & Butlers PLC	32,436	114,333
Mitie Group PLC	121,809	273,216
MJ Gleeson PLC	5,712	32,338
Mondi PLC	25,928	316,327
MONY Group PLC	35,323	87,265
Moonpig Group PLC	13,162	36,016
Morgan Advanced Materials PLC	22,119	64,997
Morgan Sindall Group PLC	2,641	165,537
Mortgage Advice Bureau Holdings Ltd.	3,472	32,151
MP Evans Group PLC	2,058	33,983
National Grid PLC	32,244	494,574
National Grid PLC ADR	5,328	412,121
NatWest Group PLC	113,322	994,092
NatWest Group PLC ADR	29,201	511,018
NCC Group PLC	21,063	39,417
Next 15 Group PLC	4,840	20,703
Next PLC	4,244	781,321
Ninety One PLC	5,720	16,666
Norcros PLC	5,059	22,845
†Ocado Group PLC	16,195	51,233
Odfjell Technology Ltd.	1,683	9,409
On the Beach Group PLC	10,599	32,717
OSB Group PLC	42,937	367,714
Oxford Instruments PLC	2,638	72,334
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Pagegroup PLC	20,094	$63,316
Pan African Resources PLC	187,960	305,979
Paragon Banking Group PLC	1,906	21,954
PayPoint PLC	7,154	45,573
Pearson PLC	12,719	179,834
Pennon Group PLC	19,875	140,864
Persimmon PLC	24,381	445,655
Pets at Home Group PLC	36,513	97,194
Pharos Energy PLC	14,884	4,233
Phoenix Group Holdings PLC	8,283	82,000
†Pinewood Technologies Group PLC	6,987	33,717
Playtech PLC	19,897	75,654
Polar Capital Holdings PLC	6,027	43,098
Porvair PLC	1,608	18,348
PPHE Hotel Group Ltd.	770	18,576
Premier Foods PLC	57,794	134,461
Prudential PLC ADR	29,314	912,252
PZ Cussons PLC	17,088	16,967
QinetiQ Group PLC	29,164	172,814
Rank Group PLC	8,180	10,949
Reach PLC	25,344	18,824
Reckitt Benckiser Group PLC	20,340	1,645,900
RELX PLC	8,237	333,753
RELX PLC ADR	24,827	1,003,507
Renew Holdings PLC	4,013	48,076
Rentokil Initial PLC	23,283	138,918
Rightmove PLC	49,221	343,893
Rio Tinto PLC	7,867	633,695
Rio Tinto PLC ADR	10,858	868,966
Robert Walters PLC	3,858	7,073
Rolls-Royce Holdings PLC	127,492	1,971,755
Rotork PLC	48,856	213,871
RS Group PLC	17,867	149,799
RWS Holdings PLC	14,982	17,448
S4 Capital PLC	20,890	5,758
Sabre Insurance Group PLC	19,055	33,285
†Saga PLC	13,212	69,499
Sage Group PLC	38,719	563,148
†Savannah Energy PLC	28,585	2,716
Savills PLC	10,749	144,312
Schroders PLC	44,674	244,209
Secure Trust Bank PLC	1,370	22,881
Senior PLC	18,309	48,141
Serco Group PLC	92,861	349,068
Serica Energy PLC	15,438	36,261
Severfield PLC	10,593	4,089
Severn Trent PLC	6,207	233,079
Shell PLC	136,635	5,035,308
LVIP Dimensional International Core Equity Fund-42

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Shell PLC ADR	20,996	$1,542,786
†SIG PLC	58,377	7,900
Smith & Nephew PLC	11,135	185,186
Smith & Nephew PLC ADR	2,317	76,021
Smiths Group PLC	8,689	274,835
Smiths News PLC	11,631	11,884
Softcat PLC	12,874	245,058
Speedy Hire PLC	45,398	15,299
Spirax Group PLC	1,432	130,881
Spire Healthcare Group PLC	13,483	30,351
SSE PLC	29,180	855,497
SSP Group PLC	47,075	130,576
St. James's Place PLC	42,049	781,035
Standard Chartered PLC	45,124	1,101,045
SThree PLC	7,462	19,393
STV Group PLC	2,471	3,514
Subsea 7 SA	7,831	157,168
†Synthomer PLC	13,236	11,294
Tate & Lyle PLC	16,470	83,035
Tatton Asset Management PLC	5,219	46,431
Taylor Wimpey PLC	317,061	458,789
†Team Internet Group PLC	9,144	6,064
Telecom Plus PLC	7,410	135,641
Tesco PLC	263,482	1,566,883
†THG PLC	61,212	37,671
Topps Tiles PLC	15,052	8,116
TORM PLC Class A	3,894	77,558
TP ICAP Group PLC	70,026	244,526
†Trainline PLC	18,113	53,702
†TT Electronics PLC	12,612	19,448
†Tullow Oil PLC	65,046	5,305
Unilever PLC	26,751	1,749,515
United Utilities Group PLC	19,074	306,451
†Vanquis Banking Group PLC	16,016	25,820
Vertu Motors PLC	36,292	30,526
Vesuvius PLC	14,198	75,729
Victrex PLC	3,374	29,789
†Vistry Group PLC	20,407	175,603
Vodafone Group PLC	635,457	847,070
Vodafone Group PLC ADR	8,708	115,033
Volex PLC	9,310	52,457
Volution Group PLC	5,998	52,148
Vp PLC	1,013	7,360
†Watches of Switzerland Group PLC	18,564	117,664
†Watkin Jones PLC	10,791	4,252
Weir Group PLC	9,357	357,653
WH Smith PLC	9,159	78,734
Whitbread PLC	11,820	405,133
†Wise PLC Class A	3,874	46,411
WPP PLC	15,914	71,489
WPP PLC ADR	4,463	100,239
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
†Xaar PLC	886	$1,258
XPS Pensions Group PLC	15,775	72,085
Young & Co.'s Brewery PLC Class A	2,151	21,491
Zigup PLC	26,892	139,015
Zotefoams PLC	3,613	19,627
		86,379,677
United States–0.46%
†ADTRAN Holdings, Inc.	600	5,167
†Amrize Ltd.	20,362	1,105,273
Diversified Energy Co.	1,389	20,133
†Frontage Holdings Corp.	64,000	8,276
GSK PLC Sponsored ADR	23,066	1,131,157
International Paper Co.	11,874	451,273
Royal Gold, Inc.	1,202	267,193
†SSR Mining, Inc.	495	10,850
†Sunococorp LLC	3,032	149,417
†Viemed Healthcare, Inc.	785	5,832
Waste Connections, Inc.	3,027	530,815
		3,685,386
Total Common Stock (Cost $532,173,746)		791,384,443
ΔCONVERTIBLE PREFERRED STOCK–0.02%
Germany–0.02%
Dr. Ing hc F Porsche AG	3,440	183,223
Total Convertible Preferred Stock (Cost $290,567)		183,223
ΔPREFERRED STOCKS–0.40%
Germany–0.40%
Bayerische Motoren Werke AG 4.71%	1,391	148,225
Draegerwerk AG & Co. KGaA 2.93%	847	68,706
Einhell Germany AG 1.78%	192	18,999
FUCHS SE 3.07%	6,201	276,172
Henkel AG & Co. KGaA 2.92%	5,908	482,003
Jungheinrich AG 2.26%	3,605	148,617
Porsche Automobil Holding SE 4.80%	9,894	461,608
Sartorius AG 0.30%	104	29,948
Sixt SE 5.13%	2,063	127,758
STO SE & Co. KGaA 2.73%	210	29,751
Villeroy & Boch AG 5.47%	830	15,983
Volkswagen AG 6.11%	11,621	1,418,211
Total Preferred Stocks (Cost $3,349,575)		3,225,981
LVIP Dimensional International Core Equity Fund-43

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔRIGHTS–0.00%
United Kingdom–0.00%
†Videndum PLC	6,099	$904
Total Rights (Cost $45,902)		904
ΔWARRANTS–0.00%
Canada–0.00%
=†Constellation Software, Inc. exp 3/31/40 exercise price CAD 1.0000	300	0
		0
	Number of Shares	Value (U.S. $)
ΔWARRANTS (continued)
Italy–0.00%
†Geox SpA exp 9/30/26 exercise price EUR 0.3420	325	$19
=†Webuild SpA exp 8/02/30 exercise price EUR 1.0000	746	0
		19
Total Warrants (Cost $0)		19

TOTAL INVESTMENTS–99.50% (Cost $535,859,790)	794,794,570
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.50%	3,960,529
NET ASSETS APPLICABLE TO 50,422,691 SHARES OUTSTANDING–100.00%	$798,755,099
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL INTERNATIONAL CORE EQUITY FUND STANDARD CLASS ($570,820,028 / 36,004,720 Shares)	$15.854
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL INTERNATIONAL CORE EQUITY FUND SERVICE CLASS ($227,935,071 / 14,417,971 Shares)	$15.809
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$545,749,650
Distributable earnings/(accumulated loss)	253,005,449
TOTAL NET ASSETS	$798,755,099

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At December 31, 2025, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Raven Property Group Ltd.	7/26/2005	$11,879	$0
Total		$11,879	$0

★Includes $30,662 expense reimbursement receivable from Lincoln Financial Investments Corporation, $797,351 payable for fund shares redeemed, $105,988 other accrued expenses payable, $458,230 due to manager and affiliates, $467,236 due to custodian, $19,687 payable for audit fee and $22,913 payable for fund accounting fee as of December 31, 2025.

LVIP Dimensional International Core Equity Fund-44

LVIP Dimensional International Core Equity Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
CAD–Canadian Dollar
CDI–Chess Depository Interest
EUR–Euro
LNG–Liquefied Natural Gas
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund-45

LVIP Dimensional International Core Equity Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$25,896,520
Foreign taxes withheld	(2,543,019)
23,353,501
EXPENSES:
Management fees	4,330,116
Distribution fees-Service Class	491,855
Shareholder servicing fees	216,506
Custodian fees	156,601
Professional fees	154,624
Pricing fees	143,457
Accounting and administration expenses	140,072
Trustees’ fees and expenses	21,430
Consulting fees	17,169
Reports and statements to shareholders	14,375
Other	18,015
5,704,220
Less:
Expenses reimbursed	(583,620)
Total operating expenses	5,120,600
NET INVESTMENT INCOME	18,232,901
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	19,961,811
Foreign currencies	287,513
Net realized gain	20,249,324
Net change in unrealized appreciation (depreciation) of:
Investments	184,472,797
Foreign currencies	206,228
Net change in unrealized appreciation (depreciation)	184,679,025
NET REALIZED AND UNREALIZED GAIN	204,928,349
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$223,161,250
See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Core Equity Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$18,232,901	$13,673,723
Net realized gain	20,249,324	7,181,199
Net change in unrealized appreciation (depreciation)	184,679,025	(5,697,041)
Net increase in net assets resulting from operations	223,161,250	15,157,881
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(17,549,799)	(12,035,642)
Service Class	(6,448,621)	(3,641,713)
	(23,998,420)	(15,677,355)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	30,863,794	198,909,230
Service Class	46,860,660	23,689,454
Reinvestment of dividends and distributions:
Standard Class	17,549,799	12,035,642
Service Class	6,448,621	3,641,713
	101,722,874	238,276,039
Cost of shares redeemed:
Standard Class	(158,629,746)	(44,292,504)
Service Class	(49,041,486)	(25,098,633)
	(207,671,232)	(69,391,137)
Increase (decrease) in net assets derived from capital share transactions	(105,948,358)	168,884,902
NET INCREASE IN NET ASSETS	93,214,472	168,365,428
NET ASSETS:
Beginning of year	705,540,627	537,175,199
End of year	$798,755,099	$705,540,627
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund-46

LVIP Dimensional International Core Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Core Equity Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.098	$12.014	$10.668	$12.760	$11.539
Income (loss) from investment operations:
Net investment income[1]	0.356	0.312	0.302	0.312	0.280
Net realized and unrealized gain (loss)	3.896	0.067	1.393	(2.030)	1.235
Total from investment operations	4.252	0.379	1.695	(1.718)	1.515
Less dividends and distributions from:
Net investment income	(0.496)	(0.295)	(0.349)	(0.374)	(0.294)
Total dividends and distributions	(0.496)	(0.295)	(0.349)	(0.374)	(0.294)
Net asset value, end of period	$15.854	$12.098	$12.014	$10.668	$12.760
Total return[2]	35.26%	3.06%	16.01%	(13.42% )	13.22%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$570,820	$533,611	$368,621	$343,995	$407,047
Ratio of expenses to average net assets	0.62%	0.62%	0.62%	0.62%	0.63%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.70%	0.74%	0.72%	0.77%	0.72%
Ratio of net investment income to average net assets	2.51%	2.49%	2.64%	2.81%	2.21%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.43%	2.37%	2.54%	2.66%	2.12%
Portfolio turnover	5%	14%	9%	15%	12%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund-47

LVIP Dimensional International Core Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Core Equity Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.069	$11.986	$10.645	$12.739	$11.522
Income (loss) from investment operations:
Net investment income[1]	0.321	0.280	0.272	0.283	0.248
Net realized and unrealized gain (loss)	3.880	0.067	1.390	(2.026)	1.234
Total from investment operations	4.201	0.347	1.662	(1.743)	1.482
Less dividends and distributions from:
Net investment income	(0.461)	(0.264)	(0.321)	(0.351)	(0.265)
Total dividends and distributions	(0.461)	(0.264)	(0.321)	(0.351)	(0.265)
Net asset value, end of period	$15.809	$12.069	$11.986	$10.645	$12.739
Total return[2]	34.91%	2.81%	15.72%	(13.64% )	12.94%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$227,935	$171,929	$168,554	$152,083	$140,511
Ratio of expenses to average net assets	0.87%	0.87%	0.87%	0.87%	0.88%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.95%	0.99%	0.97%	1.02%	0.97%
Ratio of net investment income to average net assets	2.26%	2.24%	2.39%	2.56%	1.96%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.18%	2.12%	2.29%	2.41%	1.87%
Portfolio turnover	5%	14%	9%	15%	12%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Core Equity Fund-48

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional International Core Equity Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Equity securities listed on a foreign exchange are generally valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sale price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of
LVIP Dimensional International Core Equity Fund-49

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2025, the value and cost of foreign currency held by the LVIP Dimensional International Core Equity Fund is $301,168 and $297,125 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended December 31, 2025.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.58% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.62% of the Fund’s average daily net assets for the Standard Class and 0.87% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$518,071	$685,317	$583,620	$1,787,008
Dimensional Fund Advisors LP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
LVIP Dimensional International Core Equity Fund-50

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$61,168
Legal	10,168
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $3,030 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$30,662
Management fees payable to LFI	390,953
Distribution fees payable to LFD	47,729
Shareholder servicing fees payable to Lincoln Life	19,548
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$34,454,679
Sales	140,200,888
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$546,194,747
Aggregate unrealized appreciation of investments	$294,536,231
Aggregate unrealized depreciation of investments	(45,780,795)
Net unrealized appreciation of investments	$248,755,436
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for
LVIP Dimensional International Core Equity Fund-51

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$2,279,198	$46,197,019	$73,162	$48,549,379
Austria	277,984	5,321,531	—	5,599,515
Belgium	237,848	7,939,157	—	8,177,005
Bermuda	—	48,548	—	48,548
Britain	92,477	129,192	—	221,669
Canada	98,882,013	153,122	8,997	99,044,132
Chile	—	229,335	—	229,335
China	—	843,254	—	843,254
Cyprus	—	63,341	—	63,341
Denmark	330,894	16,429,285	—	16,760,179
Faeroe Islands	—	823,804	—	823,804
Finland	485,723	12,895,878	—	13,381,601
France	618,762	56,519,700	—	57,138,462
Georgia	—	198,981	—	198,981
Germany	748,398	57,240,928	—	57,989,326
Greece	31,600	—	—	31,600
Guernsey	—	—	— *	—
Hong Kong	930,775	12,775,485	— *	13,706,260
Ireland	439,078	6,085,927	—	6,525,005
Isle Of Man	—	4,413	—	4,413
Israel	1,882,485	9,043,918	—	10,926,403
Italy	454,071	23,381,245	—	23,835,316
Japan	3,228,061	171,283,440	—	174,511,501
Jordan	—	176,032	—	176,032
Luxembourg	31,760	1,649,395	—	1,681,155
Macau	—	248,218	—	248,218
Mauritius	716	—	—	716
Mexico	—	163,647	—	163,647
Mongolia	—	81,233	—	81,233
Netherlands	8,592,882	22,088,942	—	30,681,824
New Zealand	1,198,413	1,294,098	—	2,492,511
Norway	630,250	4,999,232	—	5,629,482
Peru	—	228,715	—	228,715
Philippines	—	3,645	—	3,645
Poland	—	276,066	—	276,066
Portugal	266,740	2,811,027	—	3,077,767
Singapore	435,380	8,702,850	— *	9,138,230
Spain	2,714,115	19,583,879	—	22,297,994
Sweden	1,053,325	20,966,327	—	22,019,652
Switzerland	10,579,953	53,803,766	—	64,383,719
Taiwan	—	116,701	—	116,701
LVIP Dimensional International Core Equity Fund-52

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
United Arab Emirates	$13,044	$—	$— *	$13,044
United Kingdom	22,545,568	63,834,109	—	86,379,677
United States	2,095,264	1,590,122	—	3,685,386
Convertible Preferred Stock	—	183,223	—	183,223
Preferred Stocks
Germany	18,999	3,206,982	—	3,225,981
Rights	904	—	—	904
Warrants	19	—	— *	19
Total Investments	$161,096,699	$633,615,712	$82,159	$794,794,570

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the year ended December 31, 2025, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at December 31, 2025, a portion of the Fund's portfolio investments was categorized as Level 2.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales and mark-to-market adjustments on Passive Foreign Investment Companies ("PFICs").   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$23,998,420	$15,677,355
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$1,438,901
Undistributed long-term capital gains	2,811,112
Net unrealized appreciation	248,755,436
Distributable earnings/(accumulated loss)	$253,005,449
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
In 2025, the Fund utilized $15,140,323 of capital loss carryforwards.
LVIP Dimensional International Core Equity Fund-53

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	2,128,073	15,990,621
Service Class	3,248,693	1,901,124
Shares reinvested:
Standard Class	1,136,974	957,017
Service Class	418,908	289,653
	6,932,648	19,138,415
Shares redeemed:
Standard Class	(11,366,087)	(3,523,890)
Service Class	(3,495,524)	(2,007,057)
	(14,861,611)	(5,530,947)
Net increase (decrease)	(7,928,963)	13,607,468
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
In February 2022, Russia launched a large-scale invasion of Ukraine, significantly amplifying already existing geo-political tensions. The United States and many other countries have instituted various sanctions against Russian individuals and entities (including corporate and banking). The extent and duration of the military action, sanctions and other punitive actions taken, and resulting future market disruptions – both in Europe and globally – cannot easily be predicted but could be significant and have a severe adverse effect on Russia and Europe in general. In addition, there are significant risks due to the relatively recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions.
LVIP Dimensional International Core Equity Fund-54

LVIP Dimensional International Core Equity Fund
Notes to Financial Statements (continued)
 8. Risk Factors (continued)
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional International Core Equity Fund-55

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Dimensional International Core Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Dimensional International Core Equity Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP Dimensional International Core Equity Fund–56

LVIP Dimensional International Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP Dimensional International Equity Managed Volatility Fund

LVIP Dimensional International Equity Managed Volatility Fund
Schedule of Investments
December 31, 2025

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–47.78%
INVESTMENT COMPANY–47.78%
International Equity Fund–47.78%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional International Core Equity Fund	17,290,780	$274,128,018
Total Affiliated Investment (Cost $158,139,568)		274,128,018

UNAFFILIATED INVESTMENTS–51.91%
INVESTMENT COMPANIES–51.91%
International Equity Fund–48.16%
*Dimensional Investment Group– DFA International Value Portfolio	9,663,011	276,265,505
276,265,505
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–3.75%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	21,504,627	$21,504,627
		21,504,627
Total Unaffiliated Investments (Cost $150,953,071)		297,770,132

TOTAL INVESTMENTS–99.69% (Cost $309,092,639)	571,898,150
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.31%	1,760,622
NET ASSETS APPLICABLE TO 42,683,948 SHARES OUTSTANDING–100.00%	$573,658,772

✧✧Standard Class shares.
*Class I shares.

The following futures contracts were outstanding at December 31, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
69	CME British Pound Currency Futures	$5,803,762	$5,743,138	3/16/26	$60,624	$—
65	CME Euro Foreign Exchange Currency Futures	9,571,250	9,495,632	3/16/26	75,618	—
85	CME Japanese Yen Currency Futures	6,819,656	6,888,412	3/16/26	—	(68,756)
					136,242	(68,756)
Equity Contracts:
2	CME E-mini Russell 2000 Index Futures	249,800	261,365	3/20/26	—	(11,565)
1	CME E-mini S&P 500 Index Futures	344,625	344,561	3/20/26	65	—
1	CME E-mini S&P MidCap 400 Index Futures	332,520	337,570	3/20/26	—	(5,050)
141	Eurex EURO STOXX 50 Futures	9,678,724	9,541,599	3/20/26	137,124	—
43	FTSE 100 Index Futures	5,761,990	5,622,077	3/20/26	139,913	—
7	ICE U.S. MSCI Emerging Markets Index Futures	493,990	486,412	3/20/26	7,578	—
22	OSE Nikkei 225 Index Futures	7,078,652	7,091,295	3/12/26	—	(12,643)
					284,680	(29,258)
Total Futures Contracts					$420,922	$(98,014)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

LVIP Dimensional International Equity Managed Volatility Fund-1

LVIP Dimensional International Equity Managed Volatility Fund
Schedule of Investments (continued)

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.
Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
DFA–Dimensional Fund Advisors
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund-2

LVIP Dimensional International Equity Managed Volatility Fund
Statement of Assets and Liabilities
December 31, 2025
ASSETS:
Unaffiliated investments, at value	$297,770,132
Affiliated investments, at value	274,128,018
Cash collateral held at broker for futures contracts	2,043,385
Receivable for fund shares sold	437,262
Receivable for securities sold	294,092
Dividends and interest receivable	69,047
Prepaid expenses	2,040
TOTAL ASSETS	574,743,976
LIABILITIES:
Payable for fund shares redeemed	746,832
Due to manager and affiliates	251,407
Variation margin due to broker on futures contracts	48,272
Payable for audit fee	17,071
Payable for fund accounting fee	13,826
Other accrued expenses payable	7,796
TOTAL LIABILITIES	1,085,204
TOTAL NET ASSETS	$573,658,772
Affiliated investments, at cost	$158,139,568
Unaffiliated investments, at cost	150,953,071
Standard Class:
Net Assets	$29,310,644
Shares Outstanding	2,178,904
Net Asset Value Per Share	$13.452
Service Class:
Net Assets	$544,348,128
Shares Outstanding	40,505,044
Net Asset Value Per Share	$13.439
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$366,026,453
Distributable earnings/(accumulated loss)	207,632,319
TOTAL NET ASSETS	$573,658,772
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund-3

LVIP Dimensional International Equity Managed Volatility Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends from unaffiliated investments	$13,197,261
Dividends from affiliated investments	8,473,349
21,670,610
EXPENSES:
Management fees	1,411,780
Distribution fees-Service Class	1,346,123
Shareholder servicing fees	163,767
Accounting and administration expenses	93,277
Professional fees	48,791
Reports and statements to shareholders	16,874
Trustees’ fees and expenses	16,391
Custodian fees	8,236
Consulting fees	7,939
Pricing fees	2,559
Other	11,368
Total operating expenses	3,127,105
NET INVESTMENT INCOME	18,543,505
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	16,203,868
Sale of unaffiliated investments	30,858,122
Foreign currencies	(25,604)
Futures contracts	(12,200,902)
Net realized gain	34,835,484
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	56,262,867
Unaffiliated investments	57,749,118
Foreign currencies	9,877
Futures contracts	1,262,681
Net change in unrealized appreciation (depreciation)	115,284,543
NET REALIZED AND UNREALIZED GAIN	150,120,027
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$168,663,532
See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional International Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$18,543,505	$14,686,984
Net realized gain	34,835,484	12,632,109
Net change in unrealized appreciation (depreciation)	115,284,543	(923,404)
Net increase in net assets resulting from operations	168,663,532	26,395,689
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(932,095)	(677,901)
Service Class	(16,036,076)	(13,699,355)
	(16,968,171)	(14,377,256)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	5,236,914	9,047,318
Service Class	16,451,974	26,017,132
Reinvestment of dividends and distributions:
Standard Class	932,095	677,901
Service Class	16,036,076	13,699,355
	38,657,059	49,441,706
Cost of shares redeemed:
Standard Class	(7,937,754)	(8,577,624)
Service Class	(166,434,386)	(69,763,887)
	(174,372,140)	(78,341,511)
Decrease in net assets derived from capital share transactions	(135,715,081)	(28,899,805)
NET INCREASE (DECREASE) IN NET ASSETS	15,980,280	(16,881,372)
NET ASSETS:
Beginning of year	557,678,492	574,559,864
End of year	$573,658,772	$557,678,492
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund-4

LVIP Dimensional International Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Equity Managed Volatility Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.281	$10.110	$8.960	$10.430	$9.317
Income (loss) from investment operations:
Net investment income[1]	0.422	0.297	0.337	0.290	0.295
Net realized and unrealized gain (loss)	3.187	0.173	1.159	(1.456)	1.137
Total from investment operations	3.609	0.470	1.496	(1.166)	1.432
Less dividends and distributions from:
Net investment income	(0.438)	(0.299)	(0.346)	(0.304)	(0.319)
Total dividends and distributions	(0.438)	(0.299)	(0.346)	(0.304)	(0.319)
Net asset value, end of period	$13.452	$10.281	$10.110	$8.960	$10.430
Total return[2]	35.09%	4.69%	16.69%	(11.15% )	15.37%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$29,311	$24,114	$22,550	$20,137	$23,352
Ratio of expenses to average net assets[3]	0.32%	0.32%	0.32%	0.30%	0.26%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.32%	0.32%	0.32%	0.32%	0.31%
Ratio of net investment income to average net assets	3.52%	2.78%	3.48%	3.10%	2.84%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.52%	2.78%	3.48%	3.08%	2.79%
Portfolio turnover	6%	7%	6%	13%	9%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund-5

LVIP Dimensional International Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional International Equity Managed Volatility Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.272	$10.100	$8.952	$10.420	$9.309
Income (loss) from investment operations:
Net investment income[1]	0.390	0.270	0.312	0.266	0.268
Net realized and unrealized gain (loss)	3.181	0.174	1.157	(1.454)	1.135
Total from investment operations	3.571	0.444	1.469	(1.188)	1.403
Less dividends and distributions from:
Net investment income	(0.404)	(0.272)	(0.321)	(0.280)	(0.292)
Total dividends and distributions	(0.404)	(0.272)	(0.321)	(0.280)	(0.292)
Net asset value, end of period	$13.439	$10.272	$10.100	$8.952	$10.420
Total return[2]	34.75%	4.43%	16.40%	(11.38% )	15.08%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$544,348	$533,564	$552,010	$528,359	$641,983
Ratio of expenses to average net assets[3]	0.57%	0.57%	0.57%	0.55%	0.51%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.57%	0.57%	0.57%	0.57%	0.56%
Ratio of net investment income to average net assets	3.27%	2.53%	3.23%	2.85%	2.59%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	3.27%	2.53%	3.23%	2.83%	2.54%
Portfolio turnover	6%	7%	6%	13%	9%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional International Equity Managed Volatility Fund-6

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional International Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the Fund is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –  The Fund values Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Dimensional International Equity Managed Volatility Fund-7

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$46,645
Legal	7,726
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $7,724 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Trust’s Board of Trustees (the “Board”). The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$121,736
Distribution fees payable to LFD	115,550
Shareholder servicing fees payable to Lincoln Life	14,121
LVIP Dimensional International Equity Managed Volatility Fund-8

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the year ended December 31, 2025, were as follows:
LVIP Dimensional International Equity Managed Volatility Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Number of Shares 12/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-47.78%@
International Equity Fund-47.78%@
✧✧LVIP Dimensional International Core Equity Fund	$264,810,552	$18,564,605	$81,713,874	$16,203,868	$56,262,867	$274,128,018	17,290,780	$8,473,349	$—

@ As a percentage of Net Assets as of December 31, 2025.
✧✧ Standard Class shares.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$32,257,527
Sales	172,824,562
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$340,160,633
Aggregate unrealized appreciation of investments and derivatives	$231,826,499
Aggregate unrealized depreciation of investments and derivatives	(100,885)
Net unrealized appreciation of investments and derivatives	$231,725,614
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Dimensional International Equity Managed Volatility Fund-9

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$274,128,018	$—	$—	$274,128,018
Unaffiliated Investment Companies	297,770,132	—	—	297,770,132
Total Investments	$571,898,150	$—	$—	$571,898,150
Derivatives:
Assets:
Futures Contracts	$420,922	$—	$—	$420,922
Liabilities:
Futures Contracts	$(98,014)	$—	$—	$(98,014)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales, mark-to-market adjustments on certain derivatives and outstanding straddle loss deferrals.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$16,968,171	$14,377,256
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$1,937,213
Capital loss carryforward	(26,027,636)
Other temporary differences	(2,872)
Net unrealized appreciation	231,725,614
Distributable earnings/(accumulated loss)	$207,632,319
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
As of December 31, 2025 the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Total
$26,027,636	$26,027,636
In 2025, the Fund utilized $34,959,571 of capital loss carryforwards.
LVIP Dimensional International Equity Managed Volatility Fund-10

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	444,182	851,335
Service Class	1,367,646	2,458,322
Shares reinvested:
Standard Class	69,035	66,796
Service Class	1,188,981	1,350,858
	3,069,844	4,727,311
Shares redeemed:
Standard Class	(679,839)	(803,001)
Service Class	(13,995,912)	(6,518,689)
	(14,675,751)	(7,321,690)
Net decrease	(11,605,907)	(2,594,379)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
LVIP Dimensional International Equity Managed Volatility Fund-11

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$284,680	Variation margin due to broker on futures contracts	$(29,258)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	136,242	Variation margin due to broker on futures contracts	(68,756)
Total		$420,922		$(98,014)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(7,910,476)	$613,058
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(4,290,426)	649,623
Total		$(12,200,902)	$1,262,681
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$45,768,463	$—
9. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP Dimensional International Equity Managed Volatility Fund-12

LVIP Dimensional International Equity Managed Volatility Fund
Notes to Financial Statements (continued)
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. The Fund invests primarily in other regulated investment companies and management of the Fund has evaluated the impact of the adoption of ASU 2023-09. For the current reporting period, the Fund did not incur material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in these financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional International Equity Managed Volatility Fund-13

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Dimensional International Equity Managed Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of LVIP Dimensional International Equity Managed Volatility Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP Dimensional International Equity Managed Volatility Fund–14

LVIP Dimensional U.S. Core Equity 1 Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP Dimensional U.S. Core Equity 1 Fund

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.82%
Aerospace & Defense–2.13%
†AAR Corp.	2,743	$227,093
†AeroVironment, Inc.	484	117,075
†AerSale Corp.	2,240	15,926
†Astronics Corp.	3,806	206,385
†ATI, Inc.	8,853	1,015,970
†Axon Enterprise, Inc.	1,459	828,610
†Boeing Co.	13,849	3,006,895
BWX Technologies, Inc.	5,427	938,003
Cadre Holdings, Inc.	1,500	61,260
Carpenter Technology Corp.	2,893	910,832
Curtiss-Wright Corp.	2,006	1,105,848
†Ducommun, Inc.	1,600	152,208
General Dynamics Corp.	5,374	1,809,211
General Electric Co.	17,013	5,240,514
HEICO Corp.	3,064	871,576
Hexcel Corp.	4,368	322,795
Howmet Aerospace, Inc.	8,400	1,722,168
Huntington Ingalls Industries, Inc.	2,018	686,261
†Kratos Defense & Security Solutions, Inc.	8,962	680,305
L3Harris Technologies, Inc.	5,243	1,539,188
Leonardo DRS, Inc.	2,017	68,760
†Loar Holdings, Inc.	962	65,416
Lockheed Martin Corp.	6,177	2,987,630
†Mercury Systems, Inc.	3,446	251,592
Moog, Inc. Class A	2,096	510,481
National Presto Industries, Inc.	749	79,963
Northrop Grumman Corp.	3,135	1,787,608
Park Aerospace Corp.	2,423	51,707
†Rocket Lab Corp.	7,265	506,806
RTX Corp.	29,131	5,342,625
Textron, Inc.	9,122	795,165
TransDigm Group, Inc.	1,120	1,489,432
†V2X, Inc.	1,921	104,791
VSE Corp.	600	103,662
Woodward, Inc.	3,948	1,193,559
		36,797,320
Air Freight & Logistics–0.48%
CH Robinson Worldwide, Inc.	6,928	1,113,745
Expeditors International of Washington, Inc.	8,972	1,336,918
FedEx Corp.	9,596	2,771,901
†GXO Logistics, Inc.	8,507	447,809
Hub Group, Inc. Class A	4,554	194,046
†Radiant Logistics, Inc.	2,507	15,869
United Parcel Service, Inc. Class B	24,196	2,400,001
		8,280,289
Automobile Components–0.33%
†Adient PLC	5,509	105,608
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobile Components (continued)
†American Axle & Manufacturing Holdings, Inc.	9,931	$63,658
†Aptiv PLC	8,717	663,276
Autoliv, Inc.	7,926	940,816
BorgWarner, Inc.	18,680	841,721
†Cooper-Standard Holdings, Inc.	2,502	82,141
Dana, Inc.	13,970	331,927
†Dorman Products, Inc.	2,364	291,221
†Fox Factory Holding Corp.	3,534	60,467
Garrett Motion, Inc.	10,267	178,954
Gentex Corp.	13,825	321,708
†Gentherm, Inc.	1,903	69,212
†Goodyear Tire & Rubber Co.	20,525	179,799
LCI Industries	2,022	245,349
Lear Corp.	3,939	451,409
†Motorcar Parts of America, Inc.	2,029	25,038
Patrick Industries, Inc.	3,530	382,758
Phinia, Inc.	3,446	216,030
†QuantumScape Corp.	4,735	49,339
Standard Motor Products, Inc.	2,638	97,210
†Stoneridge, Inc.	3,532	20,450
Visteon Corp.	1,685	160,243
		5,778,334
Automobiles–1.28%
Ford Motor Co.	171,297	2,247,417
General Motors Co.	55,158	4,485,449
Harley-Davidson, Inc.	7,509	153,859
†Lucid Group, Inc.	2,102	22,218
†Rivian Automotive, Inc. Class A	36,244	714,369
†Tesla, Inc.	31,019	13,949,865
Thor Industries, Inc.	4,199	431,111
Winnebago Industries, Inc.	2,269	91,940
		22,096,228
Banks–5.40%
1st Source Corp.	2,665	166,536
ACNB Corp.	150	7,253
Amalgamated Financial Corp.	3,253	104,194
Amerant Bancorp, Inc.	1,464	28,563
Ameris Bancorp	6,498	482,606
Arrow Financial Corp.	542	17,019
Associated Banc-Corp.	14,971	385,653
Atlantic Union Bankshares Corp.	11,288	398,466
†Axos Financial, Inc.	5,233	450,875
BancFirst Corp.	2,846	301,733
†Bancorp, Inc.	4,585	309,579
Bank First Corp.	215	26,191
LVIP Dimensional U.S. Core Equity 1 Fund-1

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Bank of America Corp.	134,590	$7,402,450
Bank of Hawaii Corp.	3,306	226,031
Bank of Marin Bancorp	800	20,808
Bank of NT Butterfield & Son Ltd.	4,430	220,703
Bank OZK	10,177	468,346
BankUnited, Inc.	6,608	294,519
Banner Corp.	3,031	189,922
Bar Harbor Bankshares	127	3,943
BayCom Corp.	863	25,372
BCB Bancorp, Inc.	1,717	13,856
Beacon Financial Corp.	8,884	234,271
†Blue Foundry Bancorp	1,457	18,111
Blue Ridge Bankshares, Inc.	1,073	4,582
BOK Financial Corp.	5,728	678,539
†Bridgewater Bancshares, Inc.	2,389	41,879
Business First Bancshares, Inc.	3,000	78,420
Byline Bancorp, Inc.	2,137	62,294
Cadence Bank	16,387	702,019
Camden National Corp.	1,998	86,673
Capital Bancorp, Inc.	557	15,691
Capital City Bank Group, Inc.	800	34,056
Capitol Federal Financial, Inc.	11,777	80,201
†Carter Bankshares, Inc.	2,800	55,048
Cathay General Bancorp	6,259	302,873
Central Pacific Financial Corp.	3,160	98,466
Citigroup, Inc.	41,180	4,805,294
Citizens & Northern Corp.	836	16,862
Citizens Financial Group, Inc.	19,084	1,114,696
City Holding Co.	1,426	169,979
Civista Bancshares, Inc.	1,212	26,931
CNB Financial Corp.	543	14,210
†Coastal Financial Corp.	775	88,807
Columbia Banking System, Inc.	8,182	228,687
†Columbia Financial, Inc.	6,136	95,353
Comerica, Inc.	8,347	725,605
Commerce Bancshares, Inc.	10,940	572,597
Community Financial System, Inc.	4,266	245,039
Community Trust Bancorp, Inc.	1,991	112,491
Community West Bancshares	2,384	53,640
ConnectOne Bancorp, Inc.	4,762	124,860
Cullen/Frost Bankers, Inc.	4,148	525,261
†Customers Bancorp, Inc.	2,638	192,891
CVB Financial Corp.	11,830	220,038
Dime Community Bancshares, Inc.	4,783	143,920
Eagle Bancorp, Inc.	3,549	76,020
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
East West Bancorp, Inc.	10,588	$1,189,985
Eastern Bankshares, Inc.	11,184	206,130
Enterprise Financial Services Corp.	3,126	168,804
Equity Bancshares, Inc. Class A	1,380	61,617
Esquire Financial Holdings, Inc.	328	33,479
Farmers National Banc Corp.	3,472	46,247
FB Financial Corp.	4,853	270,797
Fifth Third Bancorp	24,961	1,168,424
Financial Institutions, Inc.	763	23,783
First BanCorp	14,842	307,675
First Bancorp, Inc.	962	25,435
First Bancorp/Southern Pines NC	4,235	215,096
First Busey Corp.	6,834	162,581
First Business Financial Services, Inc.	810	43,983
First Citizens BancShares, Inc. Class A	422	905,688
First Commonwealth Financial Corp.	8,163	137,628
First Community Bankshares, Inc.	1,307	44,085
First Financial Bancorp	8,783	219,751
First Financial Bankshares, Inc.	8,922	266,500
First Financial Corp.	880	53,170
†First Foundation, Inc.	5,112	31,490
First Hawaiian, Inc.	5,650	142,945
First Horizon Corp.	31,988	764,513
First Internet Bancorp	622	12,981
First Interstate BancSystem, Inc. Class A	8,840	305,864
First Merchants Corp.	4,769	178,742
First Mid Bancshares, Inc.	773	30,147
Flagstar Bank NA	16,326	205,544
Flushing Financial Corp.	2,658	40,322
FNB Corp.	32,839	561,547
Fulton Financial Corp.	15,079	291,477
FVCBankcorp, Inc.	1,285	17,874
German American Bancorp, Inc.	3,237	126,826
Glacier Bancorp, Inc.	8,021	353,325
Great Southern Bancorp, Inc.	1,280	78,797
Greene County Bancorp, Inc.	457	10,159
Hancock Whitney Corp.	7,981	508,230
Hanmi Financial Corp.	3,217	86,956
HBT Financial, Inc.	916	23,679
Heritage Commerce Corp.	3,648	43,812
Heritage Financial Corp.	3,628	85,802
Hilltop Holdings, Inc.	6,334	214,976
Hingham Institution For Savings	127	36,063
LVIP Dimensional U.S. Core Equity 1 Fund-2

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Home BancShares, Inc.	18,464	$512,930
HomeTrust Bancshares, Inc.	901	38,689
Hope Bancorp, Inc.	11,520	126,259
Horizon Bancorp, Inc.	5,686	96,435
Huntington Bancshares, Inc.	57,947	1,005,380
Independent Bank Corp.	6,980	418,091
International Bancshares Corp.	6,070	403,291
JPMorgan Chase & Co.	80,329	25,883,610
Kearny Financial Corp.	6,001	44,467
KeyCorp	36,485	753,050
Lakeland Financial Corp.	1,993	113,721
Live Oak Bancshares, Inc.	3,171	108,924
M&T Bank Corp.	5,864	1,181,479
Mechanics Bancorp Class A	2,845	41,622
Mercantile Bank Corp.	1,436	69,072
Metrocity Bankshares, Inc.	602	15,977
Metropolitan Bank Holding Corp.	707	53,987
Mid Penn Bancorp, Inc.	1,043	32,354
Midland States Bancorp, Inc.	1,400	29,638
MidWestOne Financial Group, Inc.	600	23,100
MVB Financial Corp.	502	12,967
National Bank Holdings Corp. Class A	3,351	127,372
NBT Bancorp, Inc.	4,369	181,401
Nicolet Bankshares, Inc.	573	69,505
Northeast Bank	446	46,353
Northfield Bancorp, Inc.	6,724	76,855
Northwest Bancshares, Inc.	14,286	171,432
Norwood Financial Corp.	666	18,681
OceanFirst Financial Corp.	5,198	93,304
OFG Bancorp	4,537	185,926
Old National Bancorp	30,209	673,963
Old Second Bancorp, Inc.	1,794	34,983
Origin Bancorp, Inc.	1,679	63,147
Orrstown Financial Services, Inc.	519	18,383
Park National Corp.	1,406	213,965
Parke Bancorp, Inc.	914	22,887
Pathward Financial, Inc.	2,479	176,009
PCB Bancorp	1,065	23,057
Peapack-Gladstone Financial Corp.	2,407	67,035
Peoples Bancorp, Inc.	3,493	104,895
Peoples Financial Services Corp.	200	9,742
Pinnacle Financial Partners, Inc.	5,488	523,610
†Pioneer Bancorp, Inc.	1,350	18,198
PNC Financial Services Group, Inc.	9,055	1,890,050
†Ponce Financial Group, Inc.	1,264	20,666
Popular, Inc.	5,925	737,781
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Preferred Bank	1,313	$123,987
Primis Financial Corp.	868	12,074
Prosperity Bancshares, Inc.	7,651	528,761
Provident Financial Services, Inc.	12,310	243,122
QCR Holdings, Inc.	1,263	105,208
Red River Bancshares, Inc.	323	23,072
Regions Financial Corp.	38,162	1,034,190
Renasant Corp.	7,961	280,386
Republic Bancorp, Inc. Class A	1,755	121,077
S&T Bancorp, Inc.	3,737	147,051
Seacoast Banking Corp. of Florida	1,194	37,515
ServisFirst Bancshares, Inc.	4,189	300,728
Shore Bancshares, Inc.	844	14,922
Sierra Bancorp	742	24,249
Simmons First National Corp. Class A	8,767	165,258
SmartFinancial, Inc.	928	34,327
South Plains Financial, Inc.	960	37,248
†Southern First Bancshares, Inc.	592	30,500
Southern Missouri Bancorp, Inc.	396	23,412
Southside Bancshares, Inc.	3,274	99,497
Southstate Bank Corp.	8,370	787,701
Stellar Bancorp, Inc.	1,282	39,665
=†Sterling Bancorp, Inc.	1,664	0
Stock Yards Bancorp, Inc.	2,112	137,174
Synovus Financial Corp.	11,068	553,953
†Texas Capital Bancshares, Inc.	4,382	396,746
TFS Financial Corp.	9,915	132,663
Tompkins Financial Corp.	1,579	114,509
Towne Bank	7,647	255,180
TriCo Bancshares	3,318	157,174
†Triumph Financial, Inc.	1,588	99,456
Truist Financial Corp.	32,455	1,597,111
TrustCo Bank Corp.	1,781	73,609
Trustmark Corp.	5,905	230,000
U.S. Bancorp	36,187	1,930,938
UMB Financial Corp.	7,030	808,731
United Bankshares, Inc.	11,448	439,603
United Community Banks, Inc.	9,910	309,390
Unity Bancorp, Inc.	1,592	82,338
Univest Financial Corp.	3,247	106,307
Valley National Bancorp	39,046	456,057
WaFd, Inc.	5,848	187,311
Washington Trust Bancorp, Inc.	2,170	64,123
Webster Financial Corp.	12,603	793,233
Wells Fargo & Co.	83,495	7,781,734
WesBanco, Inc.	8,319	276,524
LVIP Dimensional U.S. Core Equity 1 Fund-3

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
West BanCorp, Inc.	852	$18,906
Westamerica BanCorp	2,447	117,040
Western Alliance Bancorp	8,256	694,082
Wintrust Financial Corp.	4,836	676,170
WSFS Financial Corp.	5,169	285,536
Zions Bancorp NA	11,022	645,228
		93,462,870
Beverages–0.91%
†Boston Beer Co., Inc. Class A	469	91,516
Brown-Forman Corp. Class A	11,259	293,671
†Celsius Holdings, Inc.	493	22,550
Coca-Cola Co.	91,469	6,394,598
Coca-Cola Consolidated, Inc.	5,882	901,711
Constellation Brands, Inc. Class A	6,028	831,623
Keurig Dr. Pepper, Inc.	31,827	891,474
MGP Ingredients, Inc.	1,497	36,377
Molson Coors Beverage Co. Class B	10,324	481,924
†Monster Beverage Corp.	12,228	937,521
†National Beverage Corp.	3,798	121,118
PepsiCo, Inc.	32,133	4,611,728
†Vita Coco Co., Inc.	3,750	198,787
		15,814,598
Biotechnology–1.77%
†4D Molecular Therapeutics, Inc.	2,900	21,750
AbbVie, Inc.	35,702	8,157,550
†ACADIA Pharmaceuticals, Inc.	2,033	54,301
†ADMA Biologics, Inc.	7,106	129,613
†Agios Pharmaceuticals, Inc.	1,787	48,642
†Aldeyra Therapeutics, Inc.	6,436	33,338
†Alector, Inc.	5,362	8,365
†Alkermes PLC	4,526	126,637
†Allogene Therapeutics, Inc.	10,092	13,826
†Alnylam Pharmaceuticals, Inc.	1,644	653,737
Amgen, Inc.	14,776	4,836,333
†Anika Therapeutics, Inc.	1,937	18,615
†Arcturus Therapeutics Holdings, Inc.	2,800	17,164
†Arcus Biosciences, Inc.	2,997	71,418
†Beam Therapeutics, Inc.	1,976	54,775
†Biogen, Inc.	4,340	763,797
†BioMarin Pharmaceutical, Inc.	7,947	472,290
†CareDx, Inc.	1,422	26,790
†Catalyst Pharmaceuticals, Inc.	6,124	142,934
†Cullinan Therapeutics, Inc.	1,271	13,155
†Day One Biopharmaceuticals, Inc.	2,358	21,977
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Denali Therapeutics, Inc.	4,195	$69,259
†Dynavax Technologies Corp.	5,571	85,682
†Emergent BioSolutions, Inc.	5,759	71,181
†Enanta Pharmaceuticals, Inc.	2,114	33,338
†Exact Sciences Corp.	4,843	491,855
†Exelixis, Inc.	20,982	919,641
†Fate Therapeutics, Inc.	3,581	3,519
Gilead Sciences, Inc.	32,395	3,976,162
†GRAIL, Inc.	424	36,290
†Halozyme Therapeutics, Inc.	5,662	381,053
†Ideaya Biosciences, Inc.	359	12,411
†Incyte Corp.	5,965	589,163
†Insmed, Inc.	3,574	622,019
†Intellia Therapeutics, Inc.	2,940	26,431
†Kiniksa Pharmaceuticals International PLC	3,129	129,071
†Kodiak Sciences, Inc.	915	25,583
†Krystal Biotech, Inc.	1,200	295,848
†Kymera Therapeutics, Inc.	498	38,749
†MacroGenics, Inc.	2,941	4,735
†MiMedx Group, Inc.	3,949	26,735
†Moderna, Inc.	8,656	255,265
†Myriad Genetics, Inc.	6,072	37,343
†Natera, Inc.	2,862	655,656
†Neurocrine Biosciences, Inc.	4,841	686,599
†Olema Pharmaceuticals, Inc.	3,387	84,675
†ORIC Pharmaceuticals, Inc.	1,829	14,961
=†PDL BioPharma, Inc.	21,857	9,180
†PMV Pharmaceuticals, Inc.	356	445
†Prothena Corp. PLC	2,660	25,403
†RAPT Therapeutics, Inc.	275	9,314
Regeneron Pharmaceuticals, Inc.	1,878	1,449,572
†REGENXBIO, Inc.	2,474	35,626
†Relay Therapeutics, Inc.	2,767	23,409
†Replimune Group, Inc.	3,297	32,047
†Revolution Medicines, Inc.	4,532	360,974
†Roivant Sciences Ltd.	12,616	273,767
†Sarepta Therapeutics, Inc.	2,493	53,649
†Stoke Therapeutics, Inc.	1,567	49,737
†United Therapeutics Corp.	2,357	1,148,448
†Vanda Pharmaceuticals, Inc.	5,302	46,764
†Veracyte, Inc.	2,721	114,554
†Vericel Corp.	1,820	65,538
†Vertex Pharmaceuticals, Inc.	3,324	1,506,969
†Voyager Therapeutics, Inc.	3,489	13,712
†Xencor, Inc.	5,219	79,903
†Zentalis Pharmaceuticals, Inc.	3,380	4,563
†Zymeworks, Inc.	2,467	64,956
		30,628,761
Broadline Retail–3.01%
†Amazon.com, Inc.	204,980	47,313,484
LVIP Dimensional U.S. Core Equity 1 Fund-4

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Broadline Retail (continued)
†Coupang, Inc.	19,217	$453,329
Dillard's, Inc. Class A	1,486	901,021
eBay, Inc.	21,761	1,895,383
†Etsy, Inc.	4,697	260,402
Kohl's Corp.	6,703	136,808
Macy's, Inc.	27,616	608,933
†Ollie's Bargain Outlet Holdings, Inc.	3,936	431,425
		52,000,785
Building Products–0.89%
A.O. Smith Corp.	8,970	599,914
AAON, Inc.	4,316	329,095
Advanced Drainage Systems, Inc.	6,620	958,775
Allegion PLC	4,973	791,801
†American Woodmark Corp.	1,298	69,962
Apogee Enterprises, Inc.	1,602	58,329
Armstrong World Industries, Inc.	3,484	665,792
AZZ, Inc.	2,429	260,340
†Builders FirstSource, Inc.	8,928	918,602
Carlisle Cos., Inc.	2,931	937,510
Carrier Global Corp.	14,166	748,531
CSW Industrials, Inc.	1,175	344,898
Fortune Brands Innovations, Inc.	7,346	367,447
†Gibraltar Industries, Inc.	2,152	106,395
Griffon Corp.	2,288	168,511
†Hayward Holdings, Inc.	10,449	161,437
Insteel Industries, Inc.	1,756	55,613
†Janus International Group, Inc.	5,222	34,152
†JELD-WEN Holding, Inc.	6,383	15,702
Johnson Controls International PLC	10,906	1,305,993
Lennox International, Inc.	1,443	700,692
Masco Corp.	8,712	552,863
†Masterbrand, Inc.	8,148	89,954
†Modine Manufacturing Co.	3,252	434,175
Owens Corning	7,740	866,183
Quanex Building Products Corp.	4,360	67,057
†Resideo Technologies, Inc.	13,286	466,604
Simpson Manufacturing Co., Inc.	2,782	449,210
Tecnoglass, Inc.	1,413	71,102
Trane Technologies PLC	5,372	2,090,782
†Trex Co., Inc.	6,320	221,706
UFP Industries, Inc.	4,018	365,839
Zurn Elkay Water Solutions Corp.	2,631	122,315
		15,397,281
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets–3.48%
Acadian Asset Management, Inc.	2,445	$114,915
Affiliated Managers Group, Inc.	2,555	736,555
Ameriprise Financial, Inc.	4,404	2,159,457
ARES Management Corp. Class A	2,453	396,478
Artisan Partners Asset Management, Inc. Class A	3,789	154,364
†B Riley Financial, Inc.	702	3,278
Bank of New York Mellon Corp.	22,761	2,642,325
BGC Group, Inc. Class A	25,841	230,760
Blackrock, Inc.	2,428	2,598,786
Blackstone, Inc.	9,142	1,409,148
Carlyle Group, Inc.	14,680	867,735
Cboe Global Markets, Inc.	3,883	974,633
Charles Schwab Corp.	32,340	3,231,089
CME Group, Inc.	5,943	1,622,915
Cohen & Steers, Inc.	4,071	255,577
†Coinbase Global, Inc. Class A	3,396	767,971
Diamond Hill Investment Group, Inc.	442	74,919
DigitalBridge Group, Inc.	3,152	48,352
†Donnelley Financial Solutions, Inc.	2,708	126,437
Evercore, Inc. Class A	2,409	819,662
FactSet Research Systems, Inc.	1,701	493,613
Federated Hermes, Inc.	7,936	413,228
Franklin Resources, Inc.	20,323	485,517
Goldman Sachs Group, Inc.	7,942	6,981,018
Hamilton Lane, Inc. Class A	1,959	263,113
Houlihan Lokey, Inc.	2,921	508,809
Interactive Brokers Group, Inc. Class A	6,232	400,780
Intercontinental Exchange, Inc.	13,125	2,125,725
Invesco Ltd.	28,923	759,807
Janus Henderson Group PLC	11,212	533,355
Jefferies Financial Group, Inc.	13,526	838,206
KKR & Co., Inc.	9,780	1,246,754
Lazard, Inc.	3,063	148,739
LPL Financial Holdings, Inc.	3,385	1,209,021
MarketAxess Holdings, Inc.	1,677	303,956
Moody's Corp.	3,871	1,977,500
Morgan Stanley	35,904	6,374,037
Morningstar, Inc.	2,645	574,785
MSCI, Inc.	1,954	1,121,068
Nasdaq, Inc.	17,227	1,673,259
Northern Trust Corp.	7,854	1,072,778
†Open Lending Corp. Class A	1,499	2,324
Oppenheimer Holdings, Inc. Class A	566	40,916
LVIP Dimensional U.S. Core Equity 1 Fund-5

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Piper Sandler Cos.	1,128	$383,193
PJT Partners, Inc. Class A	887	148,306
Raymond James Financial, Inc.	8,250	1,324,868
†Robinhood Markets, Inc. Class A	11,242	1,271,470
S&P Global, Inc.	5,065	2,646,918
SEI Investments Co.	9,050	742,281
State Street Corp.	10,685	1,378,472
Stifel Financial Corp.	6,641	831,586
†StoneX Group, Inc.	3,888	369,865
T. Rowe Price Group, Inc.	9,926	1,016,224
TPG, Inc.	1,488	94,994
Tradeweb Markets, Inc. Class A	4,301	462,530
Victory Capital Holdings, Inc. Class A	3,143	198,292
Virtu Financial, Inc. Class A	8,744	291,350
Virtus Investment Partners, Inc.	594	96,911
Westwood Holdings Group, Inc.	147	2,530
WisdomTree, Inc.	12,702	154,837
		60,198,291
Chemicals–1.31%
AdvanSix, Inc.	2,954	51,104
Air Products & Chemicals, Inc.	4,756	1,174,827
Albemarle Corp.	3,911	553,172
†American Vanguard Corp.	3,629	13,863
Ashland, Inc.	3,087	181,114
†Aspen Aerogels, Inc.	4,300	12,169
Avient Corp.	6,598	206,122
†Axalta Coating Systems Ltd.	21,171	684,035
Balchem Corp.	1,984	304,266
Cabot Corp.	4,541	300,977
Celanese Corp.	4,848	204,973
CF Industries Holdings, Inc.	14,281	1,104,493
Chemours Co.	6,490	76,517
Corteva, Inc.	20,820	1,395,565
Dow, Inc.	29,060	679,423
DuPont de Nemours, Inc.	12,964	521,153
Eastman Chemical Co.	7,160	457,023
Ecolab, Inc.	6,174	1,620,799
†Ecovyst, Inc.	11,383	110,757
Element Solutions, Inc.	19,266	481,457
FMC Corp.	5,172	71,736
Hawkins, Inc.	1,638	232,694
HB Fuller Co.	3,315	197,110
Huntsman Corp.	11,514	115,140
†Ingevity Corp.	3,224	190,796
Innospec, Inc.	1,778	136,088
International Flavors & Fragrances, Inc.	10,862	731,990
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
†Intrepid Potash, Inc.	612	$16,971
Koppers Holdings, Inc.	1,784	48,311
Kronos Worldwide, Inc.	8,371	37,000
Linde PLC	9,954	4,244,286
†LSB Industries, Inc.	3,347	28,450
LyondellBasell Industries NV Class A	13,353	578,185
Mativ Holdings, Inc.	2,000	24,300
Minerals Technologies, Inc.	2,114	128,848
Mosaic Co.	18,737	451,374
NewMarket Corp.	834	573,175
Olin Corp.	7,068	147,226
Orion SA	1,161	6,130
†Perimeter Solutions, Inc.	7,699	211,953
PPG Industries, Inc.	8,250	845,295
Quaker Chemical Corp.	333	45,724
†Rayonier Advanced Materials, Inc.	8,749	51,532
RPM International, Inc.	7,154	744,016
Sensient Technologies Corp.	3,297	309,753
Sherwin-Williams Co.	5,732	1,857,340
†Solstice Advanced Materials, Inc.	3,813	185,236
Stepan Co.	1,698	80,417
Tronox Holdings PLC	12,136	50,607
Westlake Corp.	2,797	206,810
		22,682,302
Commercial Services & Supplies–0.75%
ABM Industries, Inc.	5,293	223,894
ACCO Brands Corp.	11,109	41,437
†ACV Auctions, Inc. Class A	1,324	10,619
Brady Corp. Class A	3,406	266,928
†BrightView Holdings, Inc.	4,456	56,458
Brink's Co.	2,796	326,377
†Casella Waste Systems, Inc. Class A	2,209	216,349
†Cimpress PLC	1,769	117,798
Cintas Corp.	8,812	1,657,273
Civeo Corp.	683	15,620
†Clean Harbors, Inc.	6,059	1,420,714
†Copart, Inc.	16,096	630,158
Deluxe Corp.	4,595	102,606
Ennis, Inc.	3,323	59,847
†Enviri Corp.	9,121	163,448
=†GCI Liberty, Inc.	8,309	0
†Healthcare Services Group, Inc.	2,712	51,853
HNI Corp.	5,983	251,505
Interface, Inc.	5,970	166,682
†Liquidity Services, Inc.	356	10,790
MillerKnoll, Inc.	5,200	95,056
†Montrose Environmental Group, Inc.	573	14,228
MSA Safety, Inc.	1,744	279,284
LVIP Dimensional U.S. Core Equity 1 Fund-6

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†OPENLANE, Inc.	10,378	$309,057
Quad/Graphics, Inc.	5,244	32,880
Republic Services, Inc.	9,295	1,969,889
Rollins, Inc.	14,637	878,513
Tetra Tech, Inc.	15,865	532,112
UniFirst Corp.	1,252	241,511
Veralto Corp.	4,043	403,411
Vestis Corp.	9,019	60,157
Waste Management, Inc.	10,465	2,299,265
		12,905,719
Communications Equipment–0.82%
†Applied Optoelectronics, Inc.	2,558	89,172
†Arista Networks, Inc.	15,830	2,074,205
†Aviat Networks, Inc.	681	14,560
†Calix, Inc.	3,340	176,786
†Ciena Corp.	6,936	1,622,122
Cisco Systems, Inc.	65,934	5,078,896
†Clearfield, Inc.	700	20,405
†Comtech Telecommunications Corp.	2,467	13,050
†Digi International, Inc.	2,900	125,541
†F5, Inc.	4,029	1,028,443
†Harmonic, Inc.	8,852	87,546
†Lumentum Holdings, Inc.	3,547	1,307,389
Motorola Solutions, Inc.	4,388	1,682,008
†NETGEAR, Inc.	3,638	89,240
†NetScout Systems, Inc.	6,463	174,889
†Ribbon Communications, Inc.	7,554	21,756
†Viasat, Inc.	6,887	237,326
†Viavi Solutions, Inc.	16,999	302,922
		14,146,256
Construction & Engineering–0.75%
AECOM	6,721	640,713
†Ameresco, Inc. Class A	1,754	51,375
†API Group Corp.	10,626	406,551
Arcosa, Inc.	3,673	390,513
Argan, Inc.	1,122	351,545
†Bowman Consulting Group Ltd.	773	25,524
†Cadeler AS ADR	1,367	25,413
Comfort Systems USA, Inc.	1,611	1,503,530
†Construction Partners, Inc. Class A	2,698	292,868
†Dycom Industries, Inc.	2,610	881,919
EMCOR Group, Inc.	2,253	1,378,363
†Everus Construction Group, Inc.	3,893	333,085
†Fluor Corp.	6,492	257,278
Granite Construction, Inc.	3,330	384,116
†Great Lakes Dredge & Dock Corp.	8,569	112,425
†IES Holdings, Inc.	955	371,514
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
†Limbach Holdings, Inc.	595	$46,321
†MasTec, Inc.	5,425	1,179,232
†Matrix Service Co.	3,017	35,299
†MYR Group, Inc.	909	198,617
†NWPX Infrastructure, Inc.	417	26,058
Primoris Services Corp.	4,046	502,270
Quanta Services, Inc.	3,851	1,625,353
†Sterling Infrastructure, Inc.	2,292	701,879
Tutor Perini Corp.	5,568	373,167
Valmont Industries, Inc.	1,472	592,215
WillScot Holdings Corp.	15,344	288,928
		12,976,071
Construction Materials–0.28%
CRH PLC	7,686	959,213
Eagle Materials, Inc.	3,675	759,549
†Knife River Corp.	3,862	271,692
Martin Marietta Materials, Inc.	2,256	1,404,721
U.S. Lime & Minerals, Inc.	740	88,607
Vulcan Materials Co.	4,935	1,407,561
		4,891,343
Consumer Finance–0.89%
Ally Financial, Inc.	19,931	902,675
American Express Co.	12,646	4,678,388
†Atlanticus Holdings Corp.	1,483	99,287
Bread Financial Holdings, Inc.	4,174	309,001
Capital One Financial Corp.	14,740	3,572,386
†Credit Acceptance Corp.	761	337,473
†Encore Capital Group, Inc.	2,403	130,603
†Enova International, Inc.	2,370	372,564
†EZCORP, Inc. Class A	6,690	129,920
FirstCash Holdings, Inc.	4,088	651,545
†Green Dot Corp. Class A	3,997	51,202
†LendingClub Corp.	11,516	218,113
†LendingTree, Inc.	513	27,235
Navient Corp.	9,256	120,328
Nelnet, Inc. Class A	2,378	316,179
†NerdWallet, Inc. Class A	3,266	44,254
OneMain Holdings, Inc.	11,443	772,975
†PRA Group, Inc.	3,756	66,444
PROG Holdings, Inc.	2,385	70,334
Regional Management Corp.	1,098	42,547
SLM Corp.	18,727	506,753
†SoFi Technologies, Inc.	27,377	716,730
Synchrony Financial	15,175	1,266,050
†World Acceptance Corp.	483	67,808
		15,470,794
Consumer Staples Distribution & Retail–2.00%
Albertsons Cos., Inc. Class A	31,435	539,739
Andersons, Inc.	2,651	140,954
LVIP Dimensional U.S. Core Equity 1 Fund-7

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
†BJ's Wholesale Club Holdings, Inc.	10,299	$927,219
Casey's General Stores, Inc.	2,515	1,390,066
†Chefs' Warehouse, Inc.	2,580	160,811
Costco Wholesale Corp.	8,945	7,713,631
Dollar General Corp.	8,239	1,093,892
†Dollar Tree, Inc.	9,085	1,117,546
†Grocery Outlet Holding Corp.	1,953	19,725
†HF Foods Group, Inc.	4,692	10,088
Ingles Markets, Inc. Class A	1,101	75,473
Kroger Co.	58,993	3,685,883
†Maplebear, Inc.	5,270	237,045
Natural Grocers by Vitamin Cottage, Inc.	3,652	91,483
†Performance Food Group Co.	10,826	973,474
PriceSmart, Inc.	1,845	226,326
†Sprouts Farmers Market, Inc.	7,452	593,701
Sysco Corp.	17,582	1,295,618
Target Corp.	17,502	1,710,820
†U.S. Foods Holding Corp.	16,963	1,277,653
†United Natural Foods, Inc.	6,297	212,020
Village Super Market, Inc. Class A	618	21,874
Walmart, Inc.	97,345	10,845,206
Weis Markets, Inc.	2,619	167,852
		34,528,099
Containers & Packaging–0.51%
Amcor PLC	149,591	1,247,589
AptarGroup, Inc.	4,355	531,136
Ardagh Metal Packaging SA	6,180	25,338
Avery Dennison Corp.	4,042	735,159
Ball Corp.	14,967	792,802
Crown Holdings, Inc.	7,001	720,893
Graphic Packaging Holding Co.	34,506	519,660
Greif, Inc. Class A	3,741	256,774
International Paper Co.	16,118	634,888
Myers Industries, Inc.	2,920	54,663
†O-I Glass, Inc.	15,403	227,348
Packaging Corp. of America	7,234	1,491,868
†Ranpak Holdings Corp.	2,426	13,125
Sealed Air Corp.	8,211	340,182
Silgan Holdings, Inc.	8,214	331,599
Smurfit WestRock PLC	12,881	498,108
Sonoco Products Co.	7,856	342,836
TriMas Corp.	3,949	139,992
		8,903,960
Distributors–0.11%
Genuine Parts Co.	8,090	994,746
Gold.com, Inc.	1,648	56,114
LKQ Corp.	12,418	375,024
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Distributors (continued)
Pool Corp.	1,930	$441,487
Weyco Group, Inc.	723	22,117
		1,889,488
Diversified Consumer Services–0.25%
ADT, Inc.	33,492	270,280
†Adtalem Global Education, Inc.	2,912	301,305
†American Public Education, Inc.	2,213	83,651
†Bright Horizons Family Solutions, Inc.	3,064	310,690
Carriage Services, Inc.	1,873	79,228
†Chegg, Inc.	2,936	2,730
†Coursera, Inc.	7,019	51,660
†Driven Brands Holdings, Inc.	3,542	52,492
†Duolingo, Inc.	948	166,374
†Frontdoor, Inc.	5,297	305,584
Graham Holdings Co. Class B	306	336,172
†Grand Canyon Education, Inc.	1,909	317,486
H&R Block, Inc.	5,685	247,752
†Laureate Education, Inc.	2,483	83,603
Matthews International Corp. Class A	2,172	56,733
†Mister Car Wash, Inc.	6,772	37,652
OneSpaWorld Holdings Ltd.	4,641	96,254
Perdoceo Education Corp.	6,682	195,983
Service Corp. International	10,608	827,106
Strategic Education, Inc.	2,155	172,831
†Stride, Inc.	4,231	274,719
†Universal Technical Institute, Inc.	3,270	85,445
		4,355,730
Diversified Telecommunication Services–0.88%
†Anterix, Inc.	1,256	27,419
†AST SpaceMobile, Inc.	878	63,769
AT&T, Inc.	230,519	5,726,092
ATN International, Inc.	2,414	55,039
†Bandwidth, Inc. Class A	2,736	42,271
†Frontier Communications Parent, Inc.	12,661	482,004
†GCI Liberty, Inc. Class A	1,783	66,262
IDT Corp. Class B	2,430	124,440
Iridium Communications, Inc.	9,651	167,734
†Liberty Global Ltd. Class A	19,127	212,380
†Liberty Latin America Ltd. Class A	11,079	82,457
†Lumen Technologies, Inc.	6,601	51,290
LVIP Dimensional U.S. Core Equity 1 Fund-8

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
Shenandoah Telecommunications Co.	4,651	$53,766
Verizon Communications, Inc.	196,220	7,992,041
		15,146,964
Electric Utilities–1.29%
Alliant Energy Corp.	9,792	636,578
American Electric Power Co., Inc.	12,638	1,457,288
Constellation Energy Corp.	6,309	2,228,780
Duke Energy Corp.	15,345	1,798,587
Edison International	11,997	720,060
Entergy Corp.	11,406	1,054,257
Evergy, Inc.	7,526	545,560
Eversource Energy	11,554	777,931
Exelon Corp.	26,594	1,159,232
FirstEnergy Corp.	16,222	726,259
Genie Energy Ltd. Class B	2,298	31,666
†Hawaiian Electric Industries, Inc.	8,248	101,450
IDACORP, Inc.	3,450	436,632
MGE Energy, Inc.	2,148	168,446
NextEra Energy, Inc.	41,051	3,295,574
NRG Energy, Inc.	9,053	1,441,600
OGE Energy Corp.	8,515	363,591
†Oklo, Inc.	874	62,718
Otter Tail Corp.	2,220	179,398
PG&E Corp.	22,397	359,920
Pinnacle West Capital Corp.	5,231	463,990
Portland General Electric Co.	5,391	258,714
PPL Corp.	20,901	731,953
Southern Co.	21,766	1,897,995
TXNM Energy, Inc.	5,952	350,454
Xcel Energy, Inc.	14,781	1,091,725
		22,340,358
Electrical Equipment–0.95%
Acuity, Inc.	2,185	786,687
Allient, Inc.	980	52,675
†American Superconductor Corp.	1,761	50,682
AMETEK, Inc.	8,278	1,699,556
Atkore, Inc.	1,795	113,534
Eaton Corp. PLC	5,929	1,888,446
Emerson Electric Co.	10,417	1,382,544
EnerSys	3,479	510,543
†FuelCell Energy, Inc.	834	6,097
GE Vernova, Inc.	4,344	2,839,108
†Generac Holdings, Inc.	1,996	272,195
Hubbell, Inc.	2,749	1,220,858
LSI Industries, Inc.	2,323	42,557
†Nextpower, Inc. Class A	2,207	192,252
nVent Electric PLC	8,024	818,207
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†Plug Power, Inc.	4,000	$7,880
Powell Industries, Inc.	981	312,723
Preformed Line Products Co.	206	42,582
Regal Rexnord Corp.	3,774	529,568
Rockwell Automation, Inc.	3,123	1,215,066
Sensata Technologies Holding PLC	10,828	360,464
†Shoals Technologies Group, Inc. Class A	3,212	27,302
†Sunrun, Inc.	12,414	228,418
†Thermon Group Holdings, Inc.	2,031	75,472
Vertiv Holdings Co. Class A	10,143	1,643,267
†Vicor Corp.	1,501	164,510
		16,483,193
Electronic Equipment, Instruments & Components–1.48%
Advanced Energy Industries, Inc.	2,497	522,797
Amphenol Corp. Class A	27,098	3,662,024
†Arrow Electronics, Inc.	4,495	495,259
Avnet, Inc.	7,659	368,245
Badger Meter, Inc.	1,528	266,498
Bel Fuse, Inc. Class B	852	144,525
Belden, Inc.	2,793	325,524
Benchmark Electronics, Inc.	3,874	165,652
CDW Corp.	5,099	694,484
Cognex Corp.	7,440	267,691
†Coherent Corp.	5,209	961,425
Corning, Inc.	19,775	1,731,499
Crane NXT Co.	3,815	179,572
CTS Corp.	2,424	103,917
†Daktronics, Inc.	4,546	89,874
ePlus, Inc.	2,428	212,936
†Fabrinet	1,900	865,032
†Flex Ltd.	25,333	1,530,620
†Insight Enterprises, Inc.	2,044	166,525
†IPG Photonics Corp.	3,160	226,256
†Itron, Inc.	2,913	270,501
Jabil, Inc.	7,810	1,780,836
†Keysight Technologies, Inc.	5,352	1,087,473
†Kimball Electronics, Inc.	343	9,542
†Knowles Corp.	7,337	157,232
Littelfuse, Inc.	2,042	516,463
Methode Electronics, Inc.	3,476	23,081
†Mirion Technologies, Inc.	5,893	138,014
Napco Security Technologies, Inc.	1,900	79,230
†nLight, Inc.	2,861	107,316
†Novanta, Inc.	1,853	220,488
†OSI Systems, Inc.	1,275	325,201
PC Connection, Inc.	2,421	139,837
†Plexus Corp.	1,891	277,977
Ralliant Corp.	4,364	222,171
Richardson Electronics Ltd.	2,073	22,554
LVIP Dimensional U.S. Core Equity 1 Fund-9

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Rogers Corp.	1,279	$117,118
†Sanmina Corp.	5,268	790,569
†ScanSource, Inc.	2,396	93,588
†SmartRent, Inc.	9,964	20,127
TD SYNNEX Corp.	5,365	805,984
TE Connectivity PLC	8,552	1,945,665
†Teledyne Technologies, Inc.	1,799	918,803
†Trimble, Inc.	9,996	783,187
†TTM Technologies, Inc.	10,770	743,130
Vishay Intertechnology, Inc.	7,940	115,051
†Vishay Precision Group, Inc.	858	33,033
Vontier Corp.	10,620	394,852
†Zebra Technologies Corp. Class A	1,852	449,703
		25,569,081
Energy Equipment & Services–0.54%
Archrock, Inc.	13,582	353,404
Baker Hughes Co.	31,272	1,424,127
†Bristow Group, Inc.	670	24,535
Cactus, Inc. Class A	3,339	152,526
Core Laboratories, Inc.	3,764	60,337
†DMC Global, Inc.	1,792	11,988
†Expro Group Holdings NV	4,117	54,962
†Forum Energy Technologies, Inc.	581	21,468
Halliburton Co.	41,586	1,175,220
†Helix Energy Solutions Group, Inc.	13,767	86,319
Helmerich & Payne, Inc.	5,699	163,447
†Innovex International, Inc.	4,298	93,997
Liberty Energy, Inc.	13,753	253,880
†Mammoth Energy Services, Inc.	3,494	6,464
†Nabors Industries Ltd.	845	45,883
Noble Corp. PLC	7,063	199,459
NOV, Inc.	21,887	342,094
†Oceaneering International, Inc.	10,362	248,999
†Oil States International, Inc.	6,670	45,156
Patterson-UTI Energy, Inc.	2,932	17,915
†ProPetro Holding Corp.	7,913	75,253
RPC, Inc.	14,752	80,251
†SEACOR Marine Holdings, Inc.	2,951	17,765
†Seadrill Ltd.	1,119	38,717
Select Water Solutions, Inc.	10,426	109,682
SLB Ltd.	56,512	2,168,931
Solaris Energy Infrastructure, Inc. Class A	2,482	114,098
TechnipFMC PLC	24,993	1,113,688
†TETRA Technologies, Inc.	6,536	61,242
†Tidewater, Inc.	1,101	55,611
†Transocean Ltd.	38,916	160,723
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Valaris Ltd.	2,689	$135,526
Weatherford International PLC	5,032	393,804
		9,307,471
Entertainment–1.26%
†Atlanta Braves Holdings, Inc. Class A	2,109	85,006
Cinemark Holdings, Inc.	8,070	187,547
Electronic Arts, Inc.	6,314	1,290,140
†Eventbrite, Inc. Class A	6,000	26,700
†IMAX Corp.	3,351	123,853
†Liberty Live Holdings, Inc. Class A	5,359	443,060
†Liberty Media Corp.-Liberty Formula One Class A	8,778	857,124
†Lionsgate Studios Corp.	18,814	171,772
†Live Nation Entertainment, Inc.	7,565	1,078,012
†Madison Square Garden Entertainment Corp.	2,599	140,060
Marcus Corp.	2,728	42,311
†Netflix, Inc.	78,670	7,376,099
†ROBLOX Corp. Class A	5,329	431,809
†Roku, Inc.	3,130	339,574
†Sphere Entertainment Co.	2,782	264,513
†Spotify Technology SA	1,414	821,124
†Starz Entertainment Corp.	1,254	14,672
†Take-Two Interactive Software, Inc.	3,444	881,767
TKO Group Holdings, Inc.	1,859	388,531
Walt Disney Co.	36,996	4,209,035
†Warner Bros Discovery, Inc.	88,464	2,549,532
Warner Music Group Corp. Class A	2,536	77,779
		21,800,020
Financial Services–3.48%
†Affirm Holdings, Inc.	7,184	534,705
Apollo Global Management, Inc.	6,950	1,006,082
†Berkshire Hathaway, Inc. Class B	37,368	18,783,025
†Block, Inc.	7,175	467,021
†Cantaloupe, Inc.	2,736	29,056
Cass Information Systems, Inc.	1,874	77,808
Corebridge Financial, Inc.	34,913	1,053,325
†Corpay, Inc.	4,205	1,265,411
Enact Holdings, Inc.	1,869	74,087
Equitable Holdings, Inc.	15,703	748,248
Essent Group Ltd.	9,087	590,746
†Euronet Worldwide, Inc.	4,413	335,873
EVERTEC, Inc.	623	18,123
LVIP Dimensional U.S. Core Equity 1 Fund-10

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
Federal Agricultural Mortgage Corp. Class C	874	$153,448
Fidelity National Information Services, Inc.	18,405	1,223,196
†Fiserv, Inc.	12,330	828,206
†Flywire Corp.	2,304	32,625
Global Payments, Inc.	8,159	631,507
†International Money Express, Inc.	2,436	37,417
Jack Henry & Associates, Inc.	3,078	561,673
Jackson Financial, Inc. Class A	3,086	329,122
†Marqeta, Inc. Class A	7,290	34,628
Mastercard, Inc. Class A	20,278	11,576,305
Merchants Bancorp	1,218	41,485
MGIC Investment Corp.	19,607	572,917
†NCR Atleos Corp.	6,538	249,163
†NMI Holdings, Inc. Class A	7,717	314,776
†Onity Group, Inc.	819	37,502
†Paymentus Holdings, Inc. Class A	2,017	63,717
†Payoneer Global, Inc.	9,310	52,322
PayPal Holdings, Inc.	31,185	1,820,580
†Paysafe Ltd.	3,600	29,124
PennyMac Financial Services, Inc.	1,310	172,710
Radian Group, Inc.	12,361	444,872
†Remitly Global, Inc.	4,416	60,941
†Repay Holdings Corp.	5,100	18,615
Rocket Cos., Inc. Class A	48,816	945,078
†Toast, Inc. Class A	7,723	274,244
†Velocity Financial, Inc.	535	11,107
Visa, Inc. Class A	37,774	13,247,720
Voya Financial, Inc.	8,511	633,984
Walker & Dunlop, Inc.	2,443	146,946
Waterstone Financial, Inc.	3,925	64,959
Western Union Co.	21,608	201,171
†WEX, Inc.	3,024	450,516
		60,246,086
Food Products–0.71%
Alico, Inc.	234	8,513
Archer-Daniels-Midland Co.	8,837	508,039
B&G Foods, Inc.	5,511	23,697
Bunge Global SA	6,999	623,471
Calavo Growers, Inc.	1,666	36,236
Cal-Maine Foods, Inc.	3,432	273,084
Campbell's Co.	16,121	449,292
Conagra Brands, Inc.	20,072	347,446
†Darling Ingredients, Inc.	8,222	295,992
Dole PLC	4,165	62,433
†Farmer Bros Co.	400	584
Flowers Foods, Inc.	13,824	150,405
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Fresh Del Monte Produce, Inc.	4,948	$176,297
†Freshpet, Inc.	1,480	90,176
General Mills, Inc.	22,454	1,044,111
†Hain Celestial Group, Inc.	7,400	7,918
Hershey Co.	5,771	1,050,207
Hormel Foods Corp.	18,651	442,029
Ingredion, Inc.	5,139	566,626
J&J Snack Foods Corp.	984	88,924
J.M. Smucker Co.	5,410	529,152
John B Sanfilippo & Son, Inc.	748	52,809
Kraft Heinz Co.	31,697	768,652
Lamb Weston Holdings, Inc.	5,940	248,827
Marzetti Co.	1,572	258,468
McCormick & Co., Inc.	9,201	626,668
Mondelez International, Inc. Class A	27,705	1,491,360
Pilgrim's Pride Corp.	10,200	397,698
†Post Holdings, Inc.	4,512	446,914
Seaboard Corp.	14	62,228
†Simply Good Foods Co.	7,603	152,668
Tootsie Roll Industries, Inc.	1,638	60,000
†TreeHouse Foods, Inc.	3,727	87,920
Tyson Foods, Inc. Class A	12,030	705,199
Utz Brands, Inc.	3,854	40,005
†Vital Farms, Inc.	2,677	85,503
		12,259,551
Gas Utilities–0.20%
Atmos Energy Corp.	4,768	799,260
Chesapeake Utilities Corp.	776	96,814
MDU Resources Group, Inc.	18,965	370,197
National Fuel Gas Co.	5,275	422,317
New Jersey Resources Corp.	8,468	390,544
Northwest Natural Holding Co.	2,733	127,740
ONE Gas, Inc.	2,955	228,274
Southwest Gas Holdings, Inc.	3,302	264,226
Spire, Inc.	3,336	275,887
UGI Corp.	11,119	416,184
		3,391,443
Ground Transportation–0.98%
ArcBest Corp.	1,512	112,175
Covenant Logistics Group, Inc.	2,834	62,461
CSX Corp.	68,716	2,490,955
FTAI Infrastructure, Inc.	4,825	22,243
Heartland Express, Inc.	6,467	58,397
†Hertz Global Holdings, Inc.	17,404	89,456
JB Hunt Transport Services, Inc.	6,558	1,274,482
Knight-Swift Transportation Holdings, Inc.	10,537	550,874
Landstar System, Inc.	1,735	249,319
LVIP Dimensional U.S. Core Equity 1 Fund-11

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation (continued)
†Lyft, Inc. Class A	6,092	$118,002
Marten Transport Ltd.	6,469	73,617
Norfolk Southern Corp.	6,599	1,905,263
Old Dominion Freight Line, Inc.	7,164	1,123,315
†PAMT Corp.	1,224	14,786
†RXO, Inc.	9,670	122,229
Ryder System, Inc.	5,398	1,033,123
†Saia, Inc.	1,186	387,253
Schneider National, Inc. Class B	6,237	165,468
†Uber Technologies, Inc.	19,994	1,633,710
†U-Haul Holding Co.	12,126	572,873
Union Pacific Corp.	15,321	3,544,054
Universal Logistics Holdings, Inc.	2,500	37,975
Werner Enterprises, Inc.	4,283	128,533
†XPO, Inc.	8,315	1,130,092
		16,900,655
Health Care Equipment & Supplies–1.64%
Abbott Laboratories	33,572	4,206,236
†Align Technology, Inc.	2,128	332,287
†AngioDynamics, Inc.	5,678	72,906
†Artivion, Inc.	3,491	159,225
†AtriCure, Inc.	1,380	54,593
†Avanos Medical, Inc.	4,232	47,525
†Axogen, Inc.	3,071	100,514
Baxter International, Inc.	20,388	389,615
Becton Dickinson & Co.	6,238	1,210,609
†Bioventus, Inc. Class A	3,090	22,990
†Boston Scientific Corp.	19,203	1,831,006
CONMED Corp.	1,948	79,089
†Cooper Cos., Inc.	8,507	697,234
Dentsply Sirona, Inc.	11,110	126,987
†Dexcom, Inc.	4,904	325,478
†Edwards Lifesciences Corp.	13,454	1,146,953
Embecta Corp.	1,053	12,510
†Enovis Corp.	3,676	97,929
†Envista Holdings Corp.	10,550	229,041
GE HealthCare Technologies, Inc.	16,357	1,341,601
†Globus Medical, Inc. Class A	2,238	195,400
†Haemonetics Corp.	2,876	230,511
†Hologic, Inc.	9,212	686,202
†ICU Medical, Inc.	1,184	168,921
†IDEXX Laboratories, Inc.	2,544	1,721,092
†Inogen, Inc.	1,392	9,354
†Inspire Medical Systems, Inc.	361	33,295
†Insulet Corp.	2,075	589,798
†Integer Holdings Corp.	2,452	192,310
†Integra LifeSciences Holdings Corp.	4,660	57,877
†Intuitive Surgical, Inc.	4,441	2,515,205
iRadimed Corp.	465	45,235
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Lantheus Holdings, Inc.	4,262	$283,636
LeMaitre Vascular, Inc.	1,018	82,560
†LENSAR, Inc.	1,658	19,283
†LivaNova PLC	3,345	205,818
†Masimo Corp.	524	68,151
Medtronic PLC	25,795	2,477,868
†Merit Medical Systems, Inc.	3,296	290,509
=†OmniAb, Inc. Earnout Shares	435	0
=†OmniAb, Inc. Earnout Shares.	435	0
†Omnicell, Inc.	2,223	100,702
†OraSure Technologies, Inc.	3,636	8,799
†Orthofix Medical, Inc.	3,866	58,609
†OrthoPediatrics Corp.	984	17,476
†Penumbra, Inc.	873	271,424
†QuidelOrtho Corp.	744	21,249
ResMed, Inc.	4,522	1,089,214
†RxSight, Inc.	1,447	15,078
†SI-BONE, Inc.	2,500	49,300
†Solventum Corp.	2,726	216,008
†STAAR Surgical Co.	700	16,163
STERIS PLC	3,660	927,883
Stryker Corp.	5,551	1,951,010
†Tactile Systems Technology, Inc.	3,443	99,847
Teleflex, Inc.	1,857	226,628
†TransMedics Group, Inc.	454	55,229
†UFP Technologies, Inc.	348	77,266
Utah Medical Products, Inc.	166	9,289
†Varex Imaging Corp.	3,549	41,346
Zimmer Biomet Holdings, Inc.	8,329	748,944
		28,358,817
Health Care Providers & Services–1.83%
†Acadia Healthcare Co., Inc.	5,457	77,435
†AdaptHealth Corp.	6,653	66,264
†Addus HomeCare Corp.	1,490	160,011
†agilon health, Inc.	10,936	7,532
†AMN Healthcare Services, Inc.	3,474	54,750
†Astrana Health, Inc.	2,925	72,569
†BrightSpring Health Services, Inc.	1,392	52,130
†Brookdale Senior Living, Inc.	20,953	226,083
Cardinal Health, Inc.	6,266	1,287,663
†Castle Biosciences, Inc.	1,800	70,020
Cencora, Inc.	5,599	1,891,062
†Centene Corp.	17,165	706,340
Chemed Corp.	941	402,616
Cigna Group	8,739	2,405,235
†Community Health Systems, Inc.	14,031	43,777
Concentra Group Holdings Parent, Inc.	10,679	210,163
LVIP Dimensional U.S. Core Equity 1 Fund-12

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†CorVel Corp.	3,449	$233,394
†Cross Country Healthcare, Inc.	2,295	18,589
CVS Health Corp.	28,367	2,251,205
†DaVita, Inc.	3,625	411,836
Elevance Health, Inc.	5,599	1,962,729
Encompass Health Corp.	9,108	966,723
†Enhabit, Inc.	5,241	48,322
Ensign Group, Inc.	4,158	724,324
†Fulgent Genetics, Inc.	3,138	82,435
HCA Healthcare, Inc.	3,411	1,592,459
†HealthEquity, Inc.	2,091	191,557
†Henry Schein, Inc.	6,745	509,787
Humana, Inc.	3,124	800,150
Labcorp Holdings, Inc.	3,473	871,306
McKesson Corp.	2,469	2,025,296
†Molina Healthcare, Inc.	2,528	438,709
National HealthCare Corp.	1,217	166,839
National Research Corp.	414	7,771
†NeoGenomics, Inc.	6,172	72,583
†OPKO Health, Inc.	26,983	33,999
†Option Care Health, Inc.	8,414	268,070
†Owens & Minor, Inc.	7,025	19,670
†Pediatrix Medical Group, Inc.	8,411	179,911
†Pennant Group, Inc.	2,839	79,918
†Privia Health Group, Inc.	4,493	106,529
†Progyny, Inc.	1,799	46,198
Quest Diagnostics, Inc.	4,790	831,209
†RadNet, Inc.	2,573	183,584
Select Medical Holdings Corp.	9,121	135,447
†Surgery Partners, Inc.	2,745	42,410
†Tenet Healthcare Corp.	9,313	1,850,679
U.S. Physical Therapy, Inc.	1,000	78,090
UnitedHealth Group, Inc.	17,556	5,795,411
Universal Health Services, Inc. Class B	4,342	946,643
		31,707,432
Health Care Technology–0.07%
†American Well Corp. Class A	668	3,280
†Certara, Inc.	5,749	50,649
†Definitive Healthcare Corp.	5,123	14,703
†Doximity, Inc. Class A	3,034	134,346
†Evolent Health, Inc. Class A	7,583	30,332
†GoodRx Holdings, Inc. Class A	3,965	10,745
HealthStream, Inc.	2,606	60,120
†Phreesia, Inc.	2,143	36,260
†Schrodinger, Inc.	1,980	35,402
†Simulations Plus, Inc.	1,079	19,670
†Teladoc Health, Inc.	5,765	40,355
†TruBridge, Inc.	971	21,430
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology (continued)
†Veeva Systems, Inc. Class A	2,983	$665,895
†Waystar Holding Corp.	256	8,384
		1,131,571
Hotels, Restaurants & Leisure–1.95%
†Airbnb, Inc. Class A	6,484	880,009
Aramark	18,038	664,881
†Biglari Holdings, Inc. Class B	1	332
†BJ's Restaurants, Inc.	1,988	78,327
Bloomin' Brands, Inc.	5,220	32,207
Booking Holdings, Inc.	645	3,454,188
Boyd Gaming Corp.	3,303	281,548
†Brinker International, Inc.	3,450	495,144
†Caesars Entertainment, Inc.	9,211	215,445
†Carnival Corp.	46,385	1,416,598
†Cava Group, Inc.	1,819	106,757
Cheesecake Factory, Inc.	3,055	154,216
†Chipotle Mexican Grill, Inc.	33,192	1,228,104
Choice Hotels International, Inc.	3,240	308,642
Churchill Downs, Inc.	3,270	372,061
Cracker Barrel Old Country Store, Inc.	1,445	36,703
Darden Restaurants, Inc.	4,743	872,807
†Dave & Buster's Entertainment, Inc.	2,917	47,285
†Denny's Corp.	3,860	24,009
Dine Brands Global, Inc.	793	25,487
Domino's Pizza, Inc.	1,117	465,588
†DoorDash, Inc. Class A	4,546	1,029,578
†DraftKings, Inc. Class A	9,094	313,379
†Dutch Bros, Inc. Class A	1,237	75,729
†El Pollo Loco Holdings, Inc.	3,990	41,735
Expedia Group, Inc.	4,278	1,212,000
†First Watch Restaurant Group, Inc.	5,102	76,938
†Flutter Entertainment PLC	2,758	593,080
†Global Business Travel Group I	2,436	18,635
Golden Entertainment, Inc.	2,073	56,365
†Hilton Grand Vacations, Inc.	2,114	94,602
Hilton Worldwide Holdings, Inc.	5,784	1,661,454
Hyatt Hotels Corp. Class A	2,033	325,931
Krispy Kreme, Inc.	3,368	13,539
Las Vegas Sands Corp.	18,162	1,182,165
†Life Time Group Holdings, Inc.	6,305	167,587
Marriott International, Inc. Class A	4,580	1,420,899
Marriott Vacations Worldwide Corp.	2,792	161,070
McDonald's Corp.	14,332	4,380,289
†MGM Resorts International	11,398	415,913
LVIP Dimensional U.S. Core Equity 1 Fund-13

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Norwegian Cruise Line Holdings Ltd.	22,595	$504,320
Papa John's International, Inc.	1,657	63,778
†Penn Entertainment, Inc.	9,276	136,821
†Planet Fitness, Inc. Class A	5,682	616,327
†Pursuit Attractions & Hospitality, Inc.	2,398	80,765
Red Rock Resorts, Inc. Class A	2,566	158,964
Royal Caribbean Cruises Ltd.	7,699	2,147,405
†Sabre Corp.	19,559	26,600
†Shake Shack, Inc. Class A	1,397	113,395
Starbucks Corp.	22,050	1,856,831
†Sweetgreen, Inc. Class A	4,300	29,068
Texas Roadhouse, Inc.	4,908	814,728
Travel & Leisure Co.	3,900	275,067
†United Parks & Resorts, Inc.	3,939	142,986
Vail Resorts, Inc.	1,925	255,640
Wendy's Co.	12,897	107,432
Wingstop, Inc.	415	98,973
Wyndham Hotels & Resorts, Inc.	4,719	356,568
Wynn Resorts Ltd.	3,118	375,189
Yum! Brands, Inc.	7,403	1,119,926
		33,682,009
Household Durables–0.84%
†Beazer Homes USA, Inc.	1,618	32,797
†Cavco Industries, Inc.	524	309,548
Century Communities, Inc.	1,656	98,284
†Champion Homes, Inc.	3,677	310,706
DR Horton, Inc.	11,635	1,675,789
†Dream Finders Homes, Inc. Class A	3,347	57,234
Ethan Allen Interiors, Inc.	2,976	67,972
Flexsteel Industries, Inc.	262	10,346
Garmin Ltd.	6,913	1,402,302
†GoPro, Inc. Class A	2,300	3,243
†Green Brick Partners, Inc.	1,200	75,192
Hamilton Beach Brands Holding Co. Class A	400	6,580
†Helen of Troy Ltd.	1,542	32,768
Hooker Furnishings Corp.	1,803	20,356
†Hovnanian Enterprises, Inc. Class A	484	47,209
Installed Building Products, Inc.	1,861	482,725
KB Home	4,264	240,532
La-Z-Boy, Inc.	2,917	108,717
Leggett & Platt, Inc.	9,984	109,824
Lennar Corp. Class A	8,385	858,039
†LGI Homes, Inc.	1,623	69,724
†Lovesac Co.	1,377	20,311
†M/I Homes, Inc.	2,270	290,447
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
Meritage Homes Corp.	5,660	$372,428
†Mohawk Industries, Inc.	2,934	320,686
Newell Brands, Inc.	25,447	94,663
†NVR, Inc.	224	1,633,580
PulteGroup, Inc.	11,163	1,308,973
†SharkNinja, Inc.	6,137	686,730
Somnigroup International, Inc.	9,791	874,140
†Sonos, Inc.	2,851	50,064
†Taylor Morrison Home Corp.	8,021	472,196
Toll Brothers, Inc.	7,413	1,002,386
†TopBuild Corp.	2,258	942,015
†Tri Pointe Homes, Inc.	6,094	191,778
†Universal Electronics, Inc.	1,276	4,606
Whirlpool Corp.	4,124	297,505
		14,582,395
Household Products–0.72%
†Central Garden & Pet Co.	4,619	135,531
Church & Dwight Co., Inc.	8,917	747,690
Clorox Co.	4,176	421,066
Colgate-Palmolive Co.	18,519	1,463,371
Energizer Holdings, Inc.	5,132	102,075
Kimberly-Clark Corp.	9,668	975,404
Procter & Gamble Co.	58,626	8,401,692
Reynolds Consumer Products, Inc.	1,713	39,262
Spectrum Brands Holdings, Inc.	1,520	89,802
WD-40 Co.	802	157,914
		12,533,807
Independent Power and Renewable Electricity Producers–0.21%
AES Corp.	23,697	339,815
Clearway Energy, Inc. Class A	7,924	258,752
†Hallador Energy Co.	3,076	58,567
†Montauk Renewables, Inc.	4,020	6,713
Ormat Technologies, Inc.	5,007	553,123
†Talen Energy Corp.	420	157,433
Vistra Corp.	14,348	2,314,763
		3,689,166
Industrial Conglomerates–0.27%
3M Co.	10,907	1,746,211
Honeywell International, Inc.	15,255	2,976,098
		4,722,309
Insurance–2.99%
Aflac, Inc.	16,168	1,782,845
Allstate Corp.	9,725	2,024,259
American Coastal Insurance Corp. Class C	1,612	20,360
American Financial Group, Inc.	6,291	859,854
LVIP Dimensional U.S. Core Equity 1 Fund-14

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
American International Group, Inc.	20,610	$1,763,185
AMERISAFE, Inc.	1,652	63,453
Aon PLC Class A	5,433	1,917,197
†Arch Capital Group Ltd.	15,306	1,468,152
Arthur J Gallagher & Co.	3,988	1,032,055
Assurant, Inc.	3,897	938,592
Assured Guaranty Ltd.	3,774	339,169
Axis Capital Holdings Ltd.	6,050	647,894
†Baldwin Insurance Group, Inc.	1,800	43,254
†Brighthouse Financial, Inc.	5,618	363,990
Brown & Brown, Inc.	11,834	943,170
Chubb Ltd.	8,667	2,705,144
Cincinnati Financial Corp.	6,091	994,782
CNO Financial Group, Inc.	2,788	118,406
Crawford & Co. Class A	2,669	29,470
Donegal Group, Inc. Class A	1,349	26,953
†eHealth, Inc.	2,423	11,146
Employers Holdings, Inc.	2,331	100,629
Erie Indemnity Co. Class A	918	263,145
Everest Group Ltd.	2,122	720,101
F&G Annuities & Life, Inc.	2,790	86,072
Fidelity National Financial, Inc.	15,187	829,058
First American Financial Corp.	8,033	493,548
†Genworth Financial, Inc. Class A	37,029	334,372
Globe Life, Inc.	6,092	852,027
Goosehead Insurance, Inc. Class A	1,176	86,612
†Greenlight Capital Re Ltd. Class A	4,459	65,012
Hanover Insurance Group, Inc.	3,084	563,663
Hartford Insurance Group, Inc.	17,899	2,466,482
HCI Group, Inc.	1,032	197,824
†Heritage Insurance Holdings, Inc.	3,747	109,637
Horace Mann Educators Corp.	4,184	193,217
James River Group Holdings, Inc.	3,086	19,627
Kemper Corp.	4,168	168,971
†Kestrel Group Ltd.	606	6,205
Kinsale Capital Group, Inc.	1,057	413,414
Loews Corp.	9,224	971,379
†Markel Group, Inc.	535	1,150,063
Marsh & McLennan Cos., Inc.	12,506	2,320,113
Mercury General Corp.	5,215	490,523
MetLife, Inc.	27,164	2,144,326
†NI Holdings, Inc.	900	11,970
†Octave Specialty Group, Inc.	3,737	29,074
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Old Republic International Corp.	16,981	$775,013
†Oscar Health, Inc. Class A	5,374	77,224
†Palomar Holdings, Inc.	897	120,880
Primerica, Inc.	3,737	965,491
Principal Financial Group, Inc.	9,689	854,667
†ProAssurance Corp.	5,554	134,185
Progressive Corp.	12,097	2,754,729
Prudential Financial, Inc.	12,702	1,433,802
Reinsurance Group of America, Inc.	4,349	884,848
RenaissanceRe Holdings Ltd.	3,250	913,770
RLI Corp.	5,031	321,883
Safety Insurance Group, Inc.	1,507	117,410
Selective Insurance Group, Inc.	4,229	353,840
†SiriusPoint Ltd.	11,895	260,382
†Skyward Specialty Insurance Group, Inc.	1,400	71,554
Stewart Information Services Corp.	2,850	200,241
Tiptree, Inc.	2,925	53,440
Travelers Cos., Inc.	14,707	4,265,912
†Trupanion, Inc.	1,512	56,503
United Fire Group, Inc.	2,797	101,671
Universal Insurance Holdings, Inc.	3,262	110,256
Unum Group	9,122	706,955
W.R. Berkley Corp.	14,985	1,050,748
White Mountains Insurance Group Ltd.	247	513,273
Willis Towers Watson PLC	4,673	1,535,548
		51,814,619
Interactive Media & Services–6.02%
Alphabet, Inc. Class A	219,782	68,869,993
†Angi, Inc.	210	2,715
†Bumble, Inc. Class A	8,172	29,174
†Cargurus, Inc.	4,810	184,464
†Cars.com, Inc.	5,183	63,233
†DHI Group, Inc.	5,517	8,551
Match Group, Inc.	9,882	319,090
Meta Platforms, Inc. Class A	50,477	33,319,363
†Pinterest, Inc. Class A	19,829	513,373
†QuinStreet, Inc.	3,909	56,172
†Reddit, Inc. Class A	540	124,130
Shutterstock, Inc.	1,235	23,589
†Snap, Inc. Class A	32,817	264,833
†TripAdvisor, Inc.	5,765	83,938
†TrueCar, Inc.	10,819	24,451
†Yelp, Inc.	3,995	121,408
Zedge, Inc. Class B	1,132	3,713
LVIP Dimensional U.S. Core Equity 1 Fund-15

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†Ziff Davis, Inc.	2,809	$98,736
†ZoomInfo Technologies, Inc.	7,631	77,607
		104,188,533
IT Services–1.10%
Accenture PLC Class A	14,205	3,811,202
†Akamai Technologies, Inc.	7,037	613,978
Amdocs Ltd.	5,634	453,593
†ASGN, Inc.	3,270	157,516
†Cloudflare, Inc. Class A	1,236	243,677
Cognizant Technology Solutions Corp. Class A	17,896	1,485,368
†DigitalOcean Holdings, Inc.	1,591	76,559
†DXC Technology Co.	16,203	237,374
†EPAM Systems, Inc.	1,525	312,442
†Fastly, Inc. Class A	7,448	75,821
†Gartner, Inc.	2,793	704,618
†Globant SA	1,717	112,240
†GoDaddy, Inc. Class A	3,510	435,521
†Grid Dynamics Holdings, Inc.	2,476	22,358
Hackett Group, Inc.	1,213	23,811
International Business Machines Corp.	21,607	6,400,209
†Kyndryl Holdings, Inc.	13,287	352,903
†MongoDB, Inc.	1,553	651,779
†Okta, Inc.	5,700	492,879
†Snowflake, Inc. Class A	2,741	601,266
†Twilio, Inc. Class A	6,890	980,034
†Unisys Corp.	5,740	15,842
VeriSign, Inc.	2,829	687,306
		18,948,296
Leisure Products–0.14%
Acushnet Holdings Corp.	5,212	416,022
†American Outdoor Brands, Inc.	2,016	15,584
Brunswick Corp.	5,493	407,800
†Funko, Inc. Class A	2,122	7,215
Hasbro, Inc.	6,268	513,976
Johnson Outdoors, Inc. Class A	842	35,743
†Malibu Boats, Inc. Class A	1,279	36,080
†MasterCraft Boat Holdings, Inc.	814	15,393
†Mattel, Inc.	23,363	463,522
Polaris, Inc.	3,484	220,363
Smith & Wesson Brands, Inc.	4,862	47,988
†Topgolf Callaway Brands Corp.	12,392	144,615
†YETI Holdings, Inc.	3,031	133,879
		2,458,180
Life Sciences Tools & Services–0.90%
†10X Genomics, Inc. Class A	1,701	27,743
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Adaptive Biotechnologies Corp.	4,935	$80,144
Agilent Technologies, Inc.	6,499	884,319
†Avantor, Inc.	27,637	316,720
†Azenta, Inc.	1,860	61,864
†BioLife Solutions, Inc.	2,557	61,828
†Bio-Rad Laboratories, Inc. Class A	1,192	361,164
Bio-Techne Corp.	6,154	361,917
Bruker Corp.	7,953	374,666
†Charles River Laboratories International, Inc.	2,668	532,213
†CryoPort, Inc.	1,498	14,381
†Cytek Biosciences, Inc.	6,300	31,815
Danaher Corp.	10,263	2,349,406
†Fortrea Holdings, Inc.	4,241	73,157
†ICON PLC	2,364	430,768
†Illumina, Inc.	2,544	333,671
†IQVIA Holdings, Inc.	7,712	1,738,362
†Maravai LifeSciences Holdings, Inc. Class A	3,739	12,152
†Medpace Holdings, Inc.	1,298	729,022
Mesa Laboratories, Inc.	369	28,966
†Mettler-Toledo International, Inc.	576	803,053
†OmniAb, Inc.	5,630	10,415
†Pacific Biosciences of California, Inc.	7,862	14,702
†Quanterix Corp.	2,102	13,369
†Repligen Corp.	1,977	323,951
Revvity, Inc.	4,782	462,658
†Seer, Inc.	3,658	6,694
†Sotera Health Co.	13,181	232,513
Thermo Fisher Scientific, Inc.	5,726	3,317,931
†Waters Corp.	2,432	923,747
West Pharmaceutical Services, Inc.	2,205	606,684
		15,519,995
Machinery–2.66%
†3D Systems Corp.	12,600	22,302
Aebi Schmidt Holding AG	3,640	46,046
AGCO Corp.	6,409	668,587
Alamo Group, Inc.	962	161,491
Albany International Corp. Class A	1,955	99,118
Allison Transmission Holdings, Inc.	10,027	981,643
Astec Industries, Inc.	2,143	92,835
Atmus Filtration Technologies, Inc.	2,033	105,533
†Blue Bird Corp.	1,534	72,098
Caterpillar, Inc.	11,347	6,500,356
†CECO Environmental Corp.	2,528	151,301
LVIP Dimensional U.S. Core Equity 1 Fund-16

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
†Chart Industries, Inc.	1,760	$362,965
CNH Industrial NV	64,996	599,263
Columbus McKinnon Corp.	2,439	42,073
†Commercial Vehicle Group, Inc.	1,272	1,832
Crane Co.	4,254	784,565
Cummins, Inc.	5,635	2,876,386
Deere & Co.	6,968	3,244,092
Donaldson Co., Inc.	9,009	798,738
Douglas Dynamics, Inc.	2,749	89,755
Dover Corp.	5,201	1,015,443
†Energy Recovery, Inc.	4,106	55,390
Enerpac Tool Group Corp.	3,639	139,155
Enpro, Inc.	1,515	324,407
Esab Corp.	3,676	410,683
ESCO Technologies, Inc.	1,710	334,117
Federal Signal Corp.	4,388	476,493
Flowserve Corp.	7,811	541,927
Fortive Corp.	13,093	722,865
Franklin Electric Co., Inc.	2,968	283,533
†Gates Industrial Corp. PLC	6,364	136,635
Gorman-Rupp Co.	2,694	128,638
Graco, Inc.	5,884	482,311
Greenbrier Cos., Inc.	3,020	141,155
Helios Technologies, Inc.	1,872	100,133
Hillenbrand, Inc.	1,297	41,141
†Hillman Solutions Corp.	11,424	98,932
Hyster-Yale, Inc.	1,765	52,438
IDEX Corp.	2,515	447,519
Illinois Tool Works, Inc.	9,327	2,297,240
Ingersoll Rand, Inc.	12,352	978,525
ITT, Inc.	5,779	1,002,714
Kadant, Inc.	679	193,529
Kennametal, Inc.	5,855	166,341
†L.B. Foster Co. Class A	1,339	36,086
Lincoln Electric Holdings, Inc.	4,061	973,178
Lindsay Corp.	922	108,676
Luxfer Holdings PLC	1,823	24,665
†Manitowoc Co., Inc.	3,536	42,397
†Middleby Corp.	4,387	652,215
Miller Industries, Inc.	382	14,275
Mueller Industries, Inc.	7,735	887,978
Mueller Water Products, Inc. Class A	11,231	267,522
†NN, Inc.	2,981	3,816
Nordson Corp.	1,898	456,336
Omega Flex, Inc.	333	9,804
Oshkosh Corp.	4,650	584,179
Otis Worldwide Corp.	10,742	938,314
PACCAR, Inc.	16,879	1,848,419
Parker-Hannifin Corp.	2,078	1,826,479
Park-Ohio Holdings Corp.	1,206	25,254
Pentair PLC	11,156	1,161,786
†Proto Labs, Inc.	1,861	94,148
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
†RBC Bearings, Inc.	1,225	$549,327
REV Group, Inc.	3,670	223,173
Snap-on, Inc.	2,574	887,000
†SPX Technologies, Inc.	3,523	704,811
Standex International Corp.	784	170,348
Stanley Black & Decker, Inc.	6,307	468,484
†Symbotic, Inc.	1,331	79,195
Tennant Co.	1,295	95,442
Terex Corp.	4,389	234,285
Timken Co.	5,668	476,849
†Titan International, Inc.	4,215	33,003
Toro Co.	6,600	519,552
Trinity Industries, Inc.	8,244	217,971
Wabash National Corp.	3,716	32,143
Watts Water Technologies, Inc. Class A	1,865	514,777
Westinghouse Air Brake Technologies Corp.	6,479	1,382,943
Worthington Enterprises, Inc.	2,467	127,223
Xylem, Inc.	7,712	1,050,220
		45,994,516
Marine Transportation–0.05%
†Costamare Bulkers Holdings Ltd.	2,080	32,053
Costamare, Inc.	10,400	164,216
Genco Shipping & Trading Ltd.	1,685	31,054
†Kirby Corp.	3,654	402,598
Matson, Inc.	2,140	264,397
		894,318
Media–0.85%
†Advantage Solutions, Inc.	1,590	1,399
†AMC Networks, Inc. Class A	4,165	39,651
†Boston Omaha Corp. Class A	1,169	14,461
Cable One, Inc.	488	55,071
†Charter Communications, Inc. Class A	6,915	1,443,506
Comcast Corp. Class A	191,260	5,716,761
†DoubleVerify Holdings, Inc.	4,073	46,595
Entravision Communications Corp. Class A	11,605	34,003
†EW Scripps Co. Class A	6,953	27,742
Fox Corp. Class A	18,859	1,294,747
Gray Media, Inc.	7,432	35,971
John Wiley & Sons, Inc. Class A	3,746	114,740
†Liberty Broadband Corp. Class A	6,444	312,787
†Magnite, Inc.	6,973	113,172
New York Times Co. Class A	11,264	781,947
News Corp. Class A	27,741	756,807
Nexstar Media Group, Inc.	4,120	836,566
LVIP Dimensional U.S. Core Equity 1 Fund-17

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media (continued)
Omnicom Group, Inc.	25,398	$2,050,889
†Optimum Communications, Inc. Class A	14,605	24,098
Paramount Skydance Corp. Class B	12,088	161,979
†PubMatic, Inc. Class A	2,989	26,512
Scholastic Corp.	2,841	84,179
Sinclair, Inc.	2,784	42,595
†Stagwell, Inc.	6,093	29,795
†TechTarget, Inc.	700	3,780
TEGNA, Inc.	16,679	323,739
†Thryv Holdings, Inc.	3,667	22,185
†Trade Desk, Inc. Class A	6,213	235,845
†USA TODAY Co., Inc.	16,421	84,568
		14,716,090
Metals & Mining–0.90%
Alcoa Corp.	15,794	839,293
†Alpha Metallurgical Resources, Inc.	758	151,509
†Century Aluminum Co.	8,410	329,504
†Cleveland-Cliffs, Inc.	34,479	457,881
†Coeur Mining, Inc.	23,894	426,030
Commercial Metals Co.	8,749	605,606
†Compass Minerals International, Inc.	3,859	75,791
Ferroglobe PLC	12,975	60,204
Freeport-McMoRan, Inc.	53,826	2,733,823
Hecla Mining Co.	51,220	982,912
Kaiser Aluminum Corp.	1,235	141,852
Materion Corp.	1,329	165,221
†Metallus, Inc.	3,572	61,295
†MP Materials Corp.	4,592	231,988
Newmont Corp.	27,062	2,702,141
Nexa Resources SA	1,997	17,673
Nucor Corp.	8,631	1,407,802
Olympic Steel, Inc.	684	29,265
†Ramaco Resources, Inc. Class A	5,835	97,743
Reliance, Inc.	2,955	853,611
Royal Gold, Inc.	4,771	1,060,546
Ryerson Holding Corp.	2,251	56,635
Southern Copper Corp.	2,563	367,714
Steel Dynamics, Inc.	6,854	1,161,410
SunCoke Energy, Inc.	9,367	67,442
†Tredegar Corp.	3,092	22,201
Warrior Met Coal, Inc.	3,272	288,492
Worthington Steel, Inc.	3,912	135,433
		15,531,017
Multi-Utilities–0.57%
Ameren Corp.	7,809	779,807
Avista Corp.	5,502	212,047
Black Hills Corp.	4,628	321,276
CenterPoint Energy, Inc.	18,766	719,488
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
CMS Energy Corp.	10,091	$705,664
Consolidated Edison, Inc.	10,080	1,001,146
Dominion Energy, Inc.	21,497	1,259,509
DTE Energy Co.	5,899	760,853
NiSource, Inc.	15,584	650,788
Northwestern Energy Group, Inc.	3,593	231,892
Public Service Enterprise Group, Inc.	13,147	1,055,704
Sempra	13,832	1,221,227
Unitil Corp.	1,492	72,272
WEC Energy Group, Inc.	8,941	942,918
		9,934,591
Oil, Gas & Consumable Fuels–3.59%
Antero Midstream Corp.	23,697	421,570
†Antero Resources Corp.	18,631	642,024
APA Corp.	18,840	460,826
Ardmore Shipping Corp.	4,417	46,776
California Resources Corp.	4,352	194,578
†Centrus Energy Corp. Class A	1,440	349,574
Cheniere Energy, Inc.	8,949	1,739,596
Chevron Corp.	44,326	6,755,726
Chord Energy Corp.	1,073	99,467
†Clean Energy Fuels Corp.	17,888	37,565
†CNX Resources Corp.	10,981	403,771
†Comstock Resources, Inc.	15,974	370,277
ConocoPhillips	57,249	5,359,079
Core Natural Resources, Inc.	3,396	300,580
Coterra Energy, Inc.	37,123	977,077
Crescent Energy Co. Class A	6,480	54,367
†CVR Energy, Inc.	4,464	113,564
Delek U.S. Holdings, Inc.	1,113	33,012
Devon Energy Corp.	39,817	1,458,497
DHT Holdings, Inc.	14,019	171,172
Diamondback Energy, Inc.	10,852	1,631,381
Dorian LPG Ltd.	3,440	83,730
DT Midstream, Inc.	4,017	480,755
EOG Resources, Inc.	23,416	2,458,914
EQT Corp.	23,838	1,277,717
Evolution Petroleum Corp.	4,707	16,663
Excelerate Energy, Inc. Class A	2,242	62,888
Expand Energy Corp.	9,208	1,016,195
Exxon Mobil Corp.	127,414	15,333,001
FutureFuel Corp.	4,566	14,566
†Green Plains, Inc.	4,898	48,000
†Gulfport Energy Corp.	612	127,290
HF Sinclair Corp.	12,509	576,415
International Seaways, Inc.	3,390	164,584
Kinder Morgan, Inc.	50,335	1,383,709
Kinetik Holdings, Inc.	3,212	115,793
†Kosmos Energy Ltd.	44,165	40,075
Magnolia Oil & Gas Corp. Class A	17,053	373,290
LVIP Dimensional U.S. Core Equity 1 Fund-18

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.	11,462	$1,864,065
Matador Resources Co.	10,474	444,517
Murphy Oil Corp.	7,850	245,312
NACCO Industries, Inc. Class A	200	9,808
Nordic American Tankers Ltd.	15,205	52,305
Northern Oil & Gas, Inc.	1,952	41,909
Occidental Petroleum Corp.	38,426	1,580,077
ONEOK, Inc.	18,963	1,393,780
Ovintiv, Inc.	18,110	709,731
†Par Pacific Holdings, Inc.	5,240	184,134
PBF Energy, Inc. Class A	8,551	231,903
Peabody Energy Corp.	7,583	225,215
Permian Resources Corp.	28,668	402,212
Phillips 66	15,181	1,958,956
Range Resources Corp.	18,226	642,649
†REX American Resources Corp.	3,390	109,565
Riley Exploration Permian, Inc.	744	19,642
Scorpio Tankers, Inc.	3,141	159,657
SFL Corp. Ltd.	9,222	72,024
SM Energy Co.	9,682	181,053
†Talos Energy, Inc.	7,201	79,355
Targa Resources Corp.	8,593	1,585,408
Teekay Corp. Ltd.	9,924	89,614
Teekay Tankers Ltd. Class A	2,096	111,968
Texas Pacific Land Corp.	2,220	637,628
†Uranium Energy Corp.	13,992	163,427
VAALCO Energy, Inc.	3,440	12,522
Valero Energy Corp.	11,491	1,870,620
Viper Energy, Inc. Class A	1,909	73,745
Vitesse Energy, Inc.	1,949	37,538
W&T Offshore, Inc.	14,633	23,852
Williams Cos., Inc.	27,423	1,648,396
World Kinect Corp.	6,135	143,743
		62,200,394
Paper & Forest Products–0.03%
†Clearwater Paper Corp.	1,515	26,361
Louisiana-Pacific Corp.	4,251	343,311
Mercer International, Inc.	10,372	20,536
Sylvamo Corp.	1,931	92,978
		483,186
Passenger Airlines–0.47%
†Alaska Air Group, Inc.	9,637	484,741
†Allegiant Travel Co.	1,216	103,689
†American Airlines Group, Inc.	26,619	408,069
Copa Holdings SA Class A	3,120	376,303
Delta Air Lines, Inc.	35,783	2,483,340
†Frontier Group Holdings, Inc.	8,372	39,432
†JetBlue Airways Corp.	28,121	127,951
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Passenger Airlines (continued)
†SkyWest, Inc.	3,653	$366,798
Southwest Airlines Co.	23,922	988,696
†United Airlines Holdings, Inc.	25,205	2,818,423
		8,197,442
Personal Care Products–0.15%
†BellRing Brands, Inc.	8,754	233,994
†Coty, Inc. Class A	39,789	122,550
Edgewell Personal Care Co.	3,605	61,465
†elf Beauty, Inc.	2,915	221,657
Estee Lauder Cos., Inc. Class A	3,566	373,432
†Herbalife Ltd.	4,757	61,318
†Honest Co., Inc.	9,457	24,399
Interparfums, Inc.	1,986	168,472
Kenvue, Inc.	70,125	1,209,656
†Medifast, Inc.	806	8,608
Natural Health Trends Corp.	1,722	5,321
Nu Skin Enterprises, Inc. Class A	4,913	47,263
†USANA Health Sciences, Inc.	1,749	34,333
		2,572,468
Pharmaceuticals–2.79%
†Amneal Pharmaceuticals, Inc.	12,683	159,806
†Amphastar Pharmaceuticals, Inc.	695	18,612
†ANI Pharmaceuticals, Inc.	738	58,258
†Arvinas, Inc.	1,633	19,367
†Assertio Holdings, Inc.	61	553
Bristol-Myers Squibb Co.	69,858	3,768,141
†Collegium Pharmaceutical, Inc.	361	16,714
†Corcept Therapeutics, Inc.	3,480	121,104
†Elanco Animal Health, Inc.	22,076	499,580
Eli Lilly & Co.	16,951	18,216,901
†Fulcrum Therapeutics, Inc.	6,899	78,028
†Harmony Biosciences Holdings, Inc.	1,454	54,409
†Innoviva, Inc.	5,919	118,321
†Jazz Pharmaceuticals PLC	4,147	704,990
Johnson & Johnson	53,653	11,103,488
†Ligand Pharmaceuticals, Inc.	1,149	217,241
Merck & Co., Inc.	64,485	6,787,691
Organon & Co.	9,303	66,702
†Pacira BioSciences, Inc.	3,506	90,735
Perrigo Co. PLC	8,951	124,598
Pfizer, Inc.	135,639	3,377,411
Phibro Animal Health Corp. Class A	1,442	53,873
†Pliant Therapeutics, Inc.	1,349	1,646
†Prestige Consumer Healthcare, Inc.	3,501	215,977
LVIP Dimensional U.S. Core Equity 1 Fund-19

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Rafael Holdings, Inc. Class B	1,698	$2,004
SIGA Technologies, Inc.	5,213	31,851
†Supernus Pharmaceuticals, Inc.	3,800	188,860
Viatris, Inc.	55,995	697,138
Zoetis, Inc.	11,313	1,423,402
		48,217,401
Professional Services–1.01%
Alight, Inc. Class A	12,149	23,691
†Amentum Holdings, Inc.	5,599	162,371
Automatic Data Processing, Inc.	9,530	2,451,402
Barrett Business Services, Inc.	1,200	43,452
Booz Allen Hamilton Holding Corp.	5,804	489,625
Broadridge Financial Solutions, Inc.	4,493	1,002,703
†CACI International, Inc. Class A	1,564	833,315
†CBIZ, Inc.	2,008	101,304
†Clarivate PLC	13,346	44,576
†Conduent, Inc.	18,114	34,779
CRA International, Inc.	434	87,102
CSG Systems International, Inc.	2,870	220,100
Equifax, Inc.	3,968	860,977
†ExlService Holdings, Inc.	10,341	438,872
Exponent, Inc.	2,527	175,525
†First Advantage Corp.	5,465	79,406
†Forrester Research, Inc.	2,034	16,516
†Franklin Covey Co.	993	16,662
†FTI Consulting, Inc.	2,009	343,197
Genpact Ltd.	13,264	620,490
†Huron Consulting Group, Inc.	1,426	246,570
†IBEX Holdings Ltd.	1,265	48,298
ICF International, Inc.	1,178	100,483
Insperity, Inc.	1,814	70,238
Jacobs Solutions, Inc.	5,278	699,124
KBR, Inc.	11,823	475,285
Kelly Services, Inc. Class A	2,965	26,092
Kforce, Inc.	1,102	34,074
Korn Ferry	4,856	320,593
†Legalzoom.com, Inc.	5,142	51,060
Leidos Holdings, Inc.	6,591	1,189,016
ManpowerGroup, Inc.	3,303	98,198
Maximus, Inc.	3,536	305,227
†Mistras Group, Inc.	3,448	43,617
†Parsons Corp.	4,776	295,157
Paychex, Inc.	9,227	1,035,085
Paycom Software, Inc.	1,845	294,019
†Paylocity Holding Corp.	1,918	292,495
Resources Connection, Inc.	4,071	20,518
Robert Half, Inc.	6,076	165,024
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Science Applications International Corp.	4,223	$425,087
SS&C Technologies Holdings, Inc.	10,494	917,385
†TaskUS, Inc. Class A	1,624	19,147
†TIC Solutions, Inc.	6,452	65,230
TransUnion	5,972	512,099
TriNet Group, Inc.	1,661	98,215
†TrueBlue, Inc.	5,561	25,303
†TTEC Holdings, Inc.	4,912	17,683
UL Solutions, Inc. Class A	1,251	98,654
†Upwork, Inc.	3,979	78,864
Verisk Analytics, Inc.	4,550	1,017,789
†Verra Mobility Corp.	6,816	152,747
†Willdan Group, Inc.	1,232	127,709
		17,412,150
Real Estate Management & Development–0.32%
†Anywhere Real Estate, Inc.	7,685	108,820
†CBRE Group, Inc. Class A	11,068	1,779,624
†Compass, Inc. Class A	10,409	110,023
†CoStar Group, Inc.	7,680	516,403
†Cushman & Wakefield Ltd.	4,785	77,469
†Douglas Elliman, Inc.	7,459	17,678
eXp World Holdings, Inc.	2,976	26,933
†Forestar Group, Inc.	476	11,724
†FRP Holdings, Inc.	1,262	28,761
†Howard Hughes Holdings, Inc.	4,225	337,028
†Jones Lang LaSalle, Inc.	3,092	1,040,365
Kennedy-Wilson Holdings, Inc.	14,913	144,209
Marcus & Millichap, Inc.	3,606	98,408
Newmark Group, Inc. Class A	10,998	190,705
†Opendoor Technologies, Inc.	22,523	131,309
†RE/MAX Holdings, Inc. Class A	3,816	28,963
RMR Group, Inc. Class A	862	12,844
†Seaport Entertainment Group, Inc.	1,063	21,015
St. Joe Co.	3,427	203,461
†Stratus Properties, Inc.	836	20,214
†Tejon Ranch Co.	2,365	37,296
†Zillow Group, Inc. Class A	9,396	641,018
		5,584,270
Semiconductors & Semiconductor Equipment–11.06%
†Advanced Micro Devices, Inc.	24,448	5,235,784
†Allegro MicroSystems, Inc.	1,702	44,899
†Alpha & Omega Semiconductor Ltd.	1,200	23,772
†Ambarella, Inc.	790	55,964
Amkor Technology, Inc.	15,979	630,851
Analog Devices, Inc.	8,102	2,197,262
Applied Materials, Inc.	16,561	4,256,011
LVIP Dimensional U.S. Core Equity 1 Fund-20

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Astera Labs, Inc.	588	$97,820
†Axcelis Technologies, Inc.	2,339	187,915
Broadcom, Inc.	77,206	26,720,997
†CEVA, Inc.	1,850	39,812
†Cirrus Logic, Inc.	3,022	358,107
†Cohu, Inc.	3,425	79,700
†Credo Technology Group Holding Ltd.	5,380	774,128
†Diodes, Inc.	3,427	169,088
†Enphase Energy, Inc.	3,297	105,669
Entegris, Inc.	5,347	450,485
†First Solar, Inc.	4,099	1,070,782
†FormFactor, Inc.	4,668	260,381
†GLOBALFOUNDRIES, Inc.	2,254	78,710
†Ichor Holdings Ltd.	2,461	45,356
†Intel Corp.	96,928	3,576,643
KLA Corp.	4,000	4,860,320
Kulicke & Soffa Industries, Inc.	3,563	162,330
Lam Research Corp.	31,351	5,366,664
†Lattice Semiconductor Corp.	4,750	349,505
†MACOM Technology Solutions Holdings, Inc.	3,381	579,098
†Magnachip Semiconductor Corp.	2,552	6,508
Marvell Technology, Inc.	14,116	1,199,578
†MaxLinear, Inc.	3,899	67,960
Microchip Technology, Inc.	14,670	934,772
Micron Technology, Inc.	23,567	6,726,257
MKS, Inc.	1,470	234,906
Monolithic Power Systems, Inc.	1,025	929,019
†Navitas Semiconductor Corp.	22	157
NVE Corp.	50	2,966
NVIDIA Corp.	573,279	106,916,533
NXP Semiconductors NV	13,065	2,835,889
†ON Semiconductor Corp.	19,477	1,054,680
†Onto Innovation, Inc.	2,389	377,127
†PDF Solutions, Inc.	3,040	86,731
†Penguin Solutions, Inc.	4,444	86,925
†Photronics, Inc.	4,645	148,640
Power Integrations, Inc.	3,262	115,931
Qnity Electronics, Inc. Class W/I	6,482	529,255
†Qorvo, Inc.	5,681	480,101
QUALCOMM, Inc.	27,985	4,786,834
†Rambus, Inc.	5,881	540,405
†Silicon Laboratories, Inc.	2,034	265,844
†SiTime Corp.	484	170,944
Skyworks Solutions, Inc.	7,807	495,042
†SolarEdge Technologies, Inc.	1,092	31,504
†Synaptics, Inc.	2,945	217,989
Teradyne, Inc.	3,569	690,816
Texas Instruments, Inc.	19,154	3,323,027
†Ultra Clean Holdings, Inc.	2,793	70,747
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Universal Display Corp.	1,770	$206,701
†Veeco Instruments, Inc.	4,295	122,751
		191,434,592
Software–7.17%
†8x8, Inc.	11,274	22,210
A10 Networks, Inc.	4,393	77,712
†ACI Worldwide, Inc.	6,289	300,677
Adeia, Inc.	11,356	195,891
†Adobe, Inc.	8,208	2,872,718
†Alarm.com Holdings, Inc.	2,786	142,142
†Appfolio, Inc. Class A	491	114,231
†AppLovin Corp. Class A	6,373	4,294,255
†Atlassian Corp. Class A	1,294	209,809
†Autodesk, Inc.	5,266	1,558,789
†AvePoint, Inc.	4,624	64,227
Bentley Systems, Inc. Class B	8,771	334,745
†Bill Holdings, Inc.	2,416	131,769
†Blackbaud, Inc.	1,415	89,598
†BlackLine, Inc.	1,931	106,765
†Box, Inc. Class A	8,637	258,333
†C3.ai, Inc. Class A	2,009	27,081
†Cadence Design Systems, Inc.	4,087	1,277,514
†CCC Intelligent Solutions Holdings, Inc.	7,680	61,056
†Cerence, Inc.	2,733	29,216
Clear Secure, Inc. Class A	5,058	177,435
†Commvault Systems, Inc.	737	92,390
†Consensus Cloud Solutions, Inc.	1,735	37,858
†Crowdstrike Holdings, Inc. Class A	1,645	771,110
†CS Disco, Inc.	7,032	54,568
†Datadog, Inc. Class A	2,779	377,916
†Digital Turbine, Inc.	11,311	56,555
†Docusign, Inc.	5,265	360,126
Dolby Laboratories, Inc. Class A	3,278	210,513
†Dropbox, Inc. Class A	7,150	198,770
†Dynatrace, Inc.	8,217	356,125
†Fair Isaac Corp.	583	985,631
†Five9, Inc.	707	14,175
†Fortinet, Inc.	16,832	1,336,629
†Freshworks, Inc. Class A	3,698	45,301
Gen Digital, Inc.	32,147	874,077
†Guidewire Software, Inc.	3,169	637,001
†HubSpot, Inc.	744	298,567
†I3 Verticals, Inc. Class A	2,397	60,380
†Intapp, Inc.	1,402	64,240
InterDigital, Inc.	2,231	710,306
Intuit, Inc.	4,092	2,710,623
†Jamf Holding Corp.	2,756	35,856
†LiveRamp Holdings, Inc.	4,728	138,861
†Manhattan Associates, Inc.	1,998	346,273
LVIP Dimensional U.S. Core Equity 1 Fund-21

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Microsoft Corp.	159,231	$77,007,296
†Mitek Systems, Inc.	4,189	44,194
†N-able, Inc.	12,483	93,373
†nCino, Inc.	2,494	63,946
†NCR Voyix Corp.	13,077	133,385
†Nutanix, Inc. Class A	4,542	234,776
†ON24, Inc.	3,631	28,903
OneSpan, Inc.	3,332	42,783
Oracle Corp.	34,684	6,760,258
†Palantir Technologies, Inc. Class A	14,120	2,509,830
†Palo Alto Networks, Inc.	7,682	1,415,024
†PAR Technology Corp.	1,800	65,304
Pegasystems, Inc.	4,596	274,473
†Progress Software Corp.	3,147	135,195
†PTC, Inc.	4,212	733,773
†Q2 Holdings, Inc.	2,074	149,660
†Qualys, Inc.	1,453	193,104
†RingCentral, Inc. Class A	2,899	83,723
†Riot Platforms, Inc.	17,870	226,413
Roper Technologies, Inc.	1,819	809,691
†Rubrik, Inc. Class A	1,023	78,239
Salesforce, Inc.	13,970	3,700,793
†Samsara, Inc. Class A	2,905	102,982
†SEMrush Holdings, Inc. Class A	2,352	27,965
†SentinelOne, Inc. Class A	1,963	29,445
†ServiceNow, Inc.	9,335	1,430,029
†Sprinklr, Inc. Class A	4,205	32,715
†SPS Commerce, Inc.	602	53,656
†Synchronoss Technologies, Inc.	492	4,212
†Synopsys, Inc.	2,910	1,366,885
†Telos Corp.	5,330	27,183
†Teradata Corp.	3,391	103,222
†Tyler Technologies, Inc.	1,370	621,912
†UiPath, Inc. Class A	13,593	222,789
†Unity Software, Inc.	11,954	528,008
†Vertex, Inc. Class A	3,200	63,904
†Workday, Inc. Class A	1,875	402,713
†Xperi, Inc.	3,996	23,417
†Yext, Inc.	8,400	67,704
†Zoom Communications, Inc. Class A	7,261	626,552
†Zscaler, Inc.	1,623	365,045
		124,004,498
Specialized REITs–0.00%
Millrose Properties, Inc.	2,226	66,491
		66,491
Specialty Retail–2.23%
†Abercrombie & Fitch Co. Class A	5,856	737,095
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Academy Sports & Outdoors, Inc.	5,061	$252,848
Advance Auto Parts, Inc.	4,345	170,758
American Eagle Outfitters, Inc.	10,877	286,826
†America's Car-Mart, Inc.	559	14,120
†Arhaus, Inc.	6,124	68,650
Arko Corp.	5,331	24,203
†Asbury Automotive Group, Inc.	1,870	434,831
†AutoNation, Inc.	4,020	830,050
†AutoZone, Inc.	412	1,397,298
Bath & Body Works, Inc.	7,666	153,933
†Bed Bath & Beyond, Inc.	1,966	10,734
Best Buy Co., Inc.	17,025	1,139,483
†Boot Barn Holdings, Inc.	2,196	387,528
Buckle, Inc.	4,520	241,458
Build-A-Bear Workshop, Inc.	1,890	115,800
†Burlington Stores, Inc.	2,599	750,721
Caleres, Inc.	3,203	38,981
Camping World Holdings, Inc. Class A	2,739	26,650
†CarMax, Inc.	7,234	279,522
†Carvana Co.	3,177	1,340,758
†Cato Corp. Class A	4,303	13,296
†Chewy, Inc. Class A	2,543	84,046
†Citi Trends, Inc.	2,149	89,312
Designer Brands, Inc. Class A	7,264	53,972
†Destination XL Group, Inc.	9,137	8,401
Dick's Sporting Goods, Inc.	6,033	1,194,353
†Duluth Holdings, Inc. Class B	3,677	7,648
†Five Below, Inc.	3,322	625,732
†Floor & Decor Holdings, Inc. Class A	4,802	292,394
Gap, Inc.	29,199	747,494
†Genesco, Inc.	1,032	25,563
Group 1 Automotive, Inc.	1,127	443,249
†GrowGeneration Corp.	4,826	7,239
Guess?, Inc.	6,962	116,614
Haverty Furniture Cos., Inc.	1,642	38,357
Home Depot, Inc.	24,327	8,370,921
†Lands' End, Inc.	2,926	42,486
Lithia Motors, Inc.	1,915	636,412
Lowe's Cos., Inc.	11,181	2,696,410
†MarineMax, Inc.	2,439	59,097
Monro, Inc.	2,231	44,709
Murphy USA, Inc.	1,124	453,556
†National Vision Holdings, Inc.	4,591	118,540
†O'Reilly Automotive, Inc.	16,773	1,529,865
Penske Automotive Group, Inc.	4,089	647,248
†PetMed Express, Inc.	1,000	3,200
†Revolve Group, Inc.	600	18,114
LVIP Dimensional U.S. Core Equity 1 Fund-22

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†RH	1,237	$221,609
Ross Stores, Inc.	12,195	2,196,807
†Sally Beauty Holdings, Inc.	5,960	84,990
Shoe Carnival, Inc.	3,150	53,172
Signet Jewelers Ltd.	2,898	240,186
†Sleep Number Corp.	2,723	23,037
Sonic Automotive, Inc. Class A	2,374	146,856
†Sportsman's Warehouse Holdings, Inc.	165	241
†Tilly's, Inc. Class A	4,502	8,959
TJX Cos., Inc.	27,108	4,164,060
Tractor Supply Co.	19,616	980,996
†Ulta Beauty, Inc.	1,682	1,017,627
Upbound Group, Inc.	4,964	87,168
†Urban Outfitters, Inc.	7,875	592,672
†Valvoline, Inc.	6,978	202,781
†Victoria's Secret & Co.	4,609	249,670
†Warby Parker, Inc. Class A	5,600	122,024
†Wayfair, Inc. Class A	535	53,719
Williams-Sonoma, Inc.	5,168	922,953
Winmark Corp.	151	61,146
†Zumiez, Inc.	1,615	42,071
		38,543,219
Technology Hardware, Storage & Peripherals–6.16%
Apple, Inc.	354,934	96,492,357
†Corsair Gaming, Inc.	3,545	21,057
Dell Technologies, Inc. Class C	6,306	793,799
†Diebold Nixdorf, Inc.	1,788	121,387
Hewlett Packard Enterprise Co.	56,144	1,348,579
HP, Inc.	25,135	560,008
†IonQ, Inc.	3,530	158,391
NetApp, Inc.	8,538	914,335
†Pure Storage, Inc. Class A	6,893	461,900
†Sandisk Corp.	4,845	1,150,106
Seagate Technology Holdings PLC	6,481	1,784,803
†Super Micro Computer, Inc.	8,465	247,771
Western Digital Corp.	14,883	2,563,894
Xerox Holdings Corp.	14,324	33,948
		106,652,335
Textiles, Apparel & Luxury Goods–0.42%
†Birkenstock Holding PLC	961	39,305
†Capri Holdings Ltd.	10,329	252,028
Carter's, Inc.	2,063	66,903
Columbia Sportswear Co.	3,371	185,708
†Crocs, Inc.	3,739	319,759
†Culp, Inc.	695	2,474
†Deckers Outdoor Corp.	6,068	629,070
†Figs, Inc. Class A	6,522	74,090
†Fossil Group, Inc.	617	2,320
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
G-III Apparel Group Ltd.	4,144	$120,010
Gildan Activewear, Inc.	2,117	132,228
Kontoor Brands, Inc.	4,497	274,722
Levi Strauss & Co. Class A	6,870	142,484
†Lululemon Athletica, Inc.	3,152	655,017
Movado Group, Inc.	2,255	46,498
NIKE, Inc. Class B	18,418	1,173,411
Oxford Industries, Inc.	949	32,456
PVH Corp.	3,380	226,528
Ralph Lauren Corp.	2,881	1,018,750
Steven Madden Ltd.	4,766	198,456
Tapestry, Inc.	9,847	1,258,151
†Under Armour, Inc. Class A	23,812	115,696
†Unifi, Inc.	3,174	11,109
†Vera Bradley, Inc.	810	1,960
VF Corp.	13,941	252,053
Wolverine World Wide, Inc.	2,098	38,079
		7,269,265
Tobacco–0.42%
Altria Group, Inc.	33,582	1,936,338
Philip Morris International, Inc.	31,192	5,003,197
Turning Point Brands, Inc.	2,141	232,084
Universal Corp.	2,261	119,268
		7,290,887
Trading Companies & Distributors–0.84%
Air Lease Corp.	10,742	689,959
Alta Equipment Group, Inc.	1,440	6,624
Applied Industrial Technologies, Inc.	2,743	704,320
†BlueLinx Holdings, Inc.	972	59,710
Boise Cascade Co.	1,957	144,035
†Core & Main, Inc. Class A	7,605	395,232
†Custom Truck One Source, Inc.	7,992	46,034
†Distribution Solutions Group, Inc.	1,498	41,030
†DNOW, Inc.	20,390	270,168
†DXP Enterprises, Inc.	1,281	140,641
Fastenal Co.	32,079	1,287,330
Ferguson Enterprises, Inc.	9,269	2,063,557
FTAI Aviation Ltd.	973	191,535
GATX Corp.	3,305	560,528
Global Industrial Co.	3,176	92,803
Herc Holdings, Inc.	4,235	628,389
†Hudson Technologies, Inc.	4,947	33,887
McGrath RentCorp	2,004	210,280
MSC Industrial Direct Co., Inc. Class A	3,948	332,027
†NPK International, Inc.	9,673	115,302
Rush Enterprises, Inc. Class A	5,920	321,359
LVIP Dimensional U.S. Core Equity 1 Fund-23

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†SiteOne Landscape Supply, Inc.	1,610	$200,542
†Transcat, Inc.	373	21,160
United Rentals, Inc.	3,585	2,901,412
Watsco, Inc.	1,212	408,383
WESCO International, Inc.	3,825	935,748
Willis Lease Finance Corp.	304	41,235
WW Grainger, Inc.	1,600	1,614,480
		14,457,710
Water Utilities–0.09%
American States Water Co.	2,081	150,831
American Water Works Co., Inc.	5,864	765,252
Artesian Resources Corp. Class A	766	24,213
California Water Service Group	3,488	151,135
Essential Utilities, Inc.	9,219	353,641
H2O America	1,775	86,957
Middlesex Water Co.	1,357	68,420
York Water Co.	591	18,818
		1,619,267
Wireless Telecommunication Services–0.24%
Array Digital Infrastructure, Inc.	3,838	205,793
†Gogo, Inc.	3,721	17,340
Spok Holdings, Inc.	1,858	24,507
Telephone & Data Systems, Inc.	9,452	387,532
T-Mobile U.S., Inc.	16,996	3,450,868
		4,086,040
Total Common Stock (Cost $580,130,279)		1,727,148,617
	Number of Shares	Value (U.S. $)
RIGHTS–0.00%
=†ABIOMED, Inc.	1,351	$1,378
=†Adverum Biotechnologies, Inc.	1,077	862
=†Chinook Therapeutics, Inc.	5,559	0
=†HilleVax, Inc.	2,430	340
=†Mirati Therapeutics, Inc.	1,683	5,015
=†Resolute Forest Products, Inc.	7,351	1,958
=†Sage Therapeutics, Inc.	1,625	292
=†Spectrum Pharmaceuticals, Inc.	5,200	0
Total Rights (Cost $14,905)		9,845
WARRANTS–0.00%
†Opendoor Technologies, Inc. exp 11/20/26 exercise price USD 9.00	750	675
†Opendoor Technologies, Inc. exp 11/20/26 exercise price USD 13.00	750	390
†Opendoor Technologies, Inc. exp 11/20/26 exercise price USD 17.00	750	300
Total Warrants (Cost $0)		1,365

MONEY MARKET FUND–0.20%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.74%)	3,512,152	3,512,152
Total Money Market Fund (Cost $3,512,152)		3,512,152

TOTAL INVESTMENTS–100.02% (Cost $583,657,336)	1,730,671,979
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(431,915)
NET ASSETS APPLICABLE TO 33,476,456 SHARES OUTSTANDING–100.00%	$1,730,240,064
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 1 FUND STANDARD CLASS ($1,327,398,220 / 25,615,042 Shares)	$51.821
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 1 FUND SERVICE CLASS ($402,841,844 / 7,861,414 Shares)	$51.243
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$491,885,521
Distributable earnings/(accumulated loss)	1,238,354,543
TOTAL NET ASSETS	$1,730,240,064

LVIP Dimensional U.S. Core Equity 1 Fund-24

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Net Assets (continued)

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $4,004,966 payable for fund shares redeemed, $24,444 other accrued expenses payable, $641,287 due to manager and affiliates,
$17,070 payable for audit fee and $39,934 payable for fund accounting fee as of December 31, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund-25

LVIP Dimensional U.S. Core Equity 1 Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$22,908,647
Foreign taxes withheld	(12,929)
22,895,718
EXPENSES:
Management fees	5,556,778
Distribution fees-Service Class	1,328,122
Shareholder servicing fees	483,022
Accounting and administration expenses	282,768
Professional fees	80,192
Trustees’ fees and expenses	48,052
Reports and statements to shareholders	43,655
Pricing fees	22,071
Consulting fees	15,819
Custodian fees	15,085
Other	50,066
7,925,630
Less:
Management fees waived	(166,559)
Total operating expenses	7,759,071
NET INVESTMENT INCOME	15,136,647
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	98,238,404
Foreign currencies	(18)
Net realized gain	98,238,386
Net change in unrealized appreciation (depreciation) of investments	130,941,446
NET REALIZED AND UNREALIZED GAIN	229,179,832
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$244,316,479
See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 1 Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$15,136,647	$16,099,609
Net realized gain	98,238,386	116,910,985
Net change in unrealized appreciation (depreciation)	130,941,446	172,196,908
Net increase in net assets resulting from operations	244,316,479	305,207,502
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(102,796,719)	(68,073,304)
Service Class	(29,798,672)	(17,927,926)
	(132,595,391)	(86,001,230)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	29,614,922	22,500,546
Service Class	57,187,161	38,351,894
Reinvestment of dividends and distributions:
Standard Class	102,796,719	68,073,304
Service Class	29,798,672	17,927,926
	219,397,474	146,853,670
Cost of shares redeemed:
Standard Class	(188,958,139)	(172,392,252)
Service Class	(76,280,640)	(67,648,481)
	(265,238,779)	(240,040,733)
Decrease in net assets derived from capital share transactions	(45,841,305)	(93,187,063)
NET INCREASE IN NET ASSETS	65,879,783	126,019,209
NET ASSETS:
Beginning of year	1,664,360,281	1,538,341,072
End of year	$1,730,240,064	$1,664,360,281
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund-26

LVIP Dimensional U.S. Core Equity 1 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Core Equity 1 Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$48.489	$42.351	$36.647	$46.337	$38.201
Income (loss) from investment operations:
Net investment income[1]	0.494	0.497	0.527	0.518	0.447
Net realized and unrealized gain (loss)	6.992	8.222	7.651	(7.682)	9.971
Total from investment operations	7.486	8.719	8.178	(7.164)	10.418
Less dividends and distributions from:
Net investment income	(0.505)	(0.519)	(0.544)	(0.539)	(0.512)
Net realized gain	(3.649)	(2.062)	(1.930)	(1.987)	(1.770)
Total dividends and distributions	(4.154)	(2.581)	(2.474)	(2.526)	(2.282)
Net asset value, end of period	$51.821	$48.489	$42.351	$36.647	$46.337
Total return[2]	15.66%	20.77%	22.78%	(15.25% )	27.55%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,327,398	$1,298,112	$1,207,572	$1,087,032	$1,409,944
Ratio of expenses to average net assets	0.39%	0.39%	0.40%	0.39%	0.38%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.40%	0.40%	0.41%	0.40%	0.39%
Ratio of net investment income to average net assets	0.98%	1.05%	1.33%	1.29%	1.03%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.97%	1.04%	1.32%	1.28%	1.02%
Portfolio turnover	2%	4%	5%	4%	3%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund-27

LVIP Dimensional U.S. Core Equity 1 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Core Equity 1 Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$48.008	$41.962	$36.346	$45.979	$37.935
Income (loss) from investment operations:
Net investment income[1]	0.315	0.329	0.384	0.373	0.292
Net realized and unrealized gain (loss)	6.904	8.134	7.571	(7.615)	9.885
Total from investment operations	7.219	8.463	7.955	(7.242)	10.177
Less dividends and distributions from:
Net investment income	(0.335)	(0.355)	(0.409)	(0.404)	(0.363)
Net realized gain	(3.649)	(2.062)	(1.930)	(1.987)	(1.770)
Total dividends and distributions	(3.984)	(2.417)	(2.339)	(2.391)	(2.133)
Net asset value, end of period	$51.243	$48.008	$41.962	$36.346	$45.979
Total return[2]	15.26%	20.35%	22.36%	(15.54% )	27.10%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$402,842	$366,248	$330,769	$273,580	$328,843
Ratio of expenses to average net assets	0.74%	0.74%	0.75%	0.74%	0.73%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.75%	0.75%	0.76%	0.75%	0.74%
Ratio of net investment income to average net assets	0.63%	0.70%	0.98%	0.94%	0.68%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.62%	0.69%	0.97%	0.93%	0.67%
Portfolio turnover	2%	4%	5%	4%	3%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund-28

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Core Equity 1 Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign
LVIP Dimensional U.S. Core Equity 1 Fund-29

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended December 31, 2025.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.01% of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Dimensional Fund Advisors LP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$137,424
Legal	22,835
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Dimensional U.S. Core Equity 1 Fund-30

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $21,840 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$477,523
Distribution fees payable to LFD	120,565
Printing and mailing fees payable to Lincoln Life	203
Shareholder servicing fees payable to Lincoln Life	42,996
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$33,413,395
Sales	192,807,770
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$586,574,675
Aggregate unrealized appreciation of investments	$1,208,625,613
Aggregate unrealized depreciation of investments	(64,528,344)
Net unrealized appreciation of investments	$1,144,097,269
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value.
LVIP Dimensional U.S. Core Equity 1 Fund-31

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$36,797,320	$—	$—	$36,797,320
Air Freight & Logistics	8,280,289	—	—	8,280,289
Automobile Components	5,778,334	—	—	5,778,334
Automobiles	22,096,228	—	—	22,096,228
Banks	93,462,870	—	— *	93,462,870
Beverages	15,814,598	—	—	15,814,598
Biotechnology	30,619,581	—	9,180	30,628,761
Broadline Retail	52,000,785	—	—	52,000,785
Building Products	15,397,281	—	—	15,397,281
Capital Markets	60,198,291	—	—	60,198,291
Chemicals	22,682,302	—	—	22,682,302
Commercial Services & Supplies	12,905,719	—	— *	12,905,719
Communications Equipment	14,146,256	—	—	14,146,256
Construction & Engineering	12,976,071	—	—	12,976,071
Construction Materials	4,891,343	—	—	4,891,343
Consumer Finance	15,470,794	—	—	15,470,794
Consumer Staples Distribution & Retail	34,528,099	—	—	34,528,099
Containers & Packaging	8,903,960	—	—	8,903,960
Distributors	1,889,488	—	—	1,889,488
Diversified Consumer Services	4,355,730	—	—	4,355,730
Diversified Telecommunication Services	15,146,964	—	—	15,146,964
Electric Utilities	22,340,358	—	—	22,340,358
Electrical Equipment	16,483,193	—	—	16,483,193
Electronic Equipment, Instruments & Components	25,569,081	—	—	25,569,081
Energy Equipment & Services	9,307,471	—	—	9,307,471
Entertainment	21,800,020	—	—	21,800,020
Financial Services	60,246,086	—	—	60,246,086
Food Products	12,259,551	—	—	12,259,551
Gas Utilities	3,391,443	—	—	3,391,443
Ground Transportation	16,900,655	—	—	16,900,655
Health Care Equipment & Supplies	28,358,817	—	— *	28,358,817
Health Care Providers & Services	31,707,432	—	—	31,707,432
Health Care Technology	1,131,571	—	—	1,131,571
Hotels, Restaurants & Leisure	33,682,009	—	—	33,682,009
Household Durables	14,582,395	—	—	14,582,395
Household Products	12,533,807	—	—	12,533,807
Independent Power and Renewable Electricity Producers	3,689,166	—	—	3,689,166
Industrial Conglomerates	4,722,309	—	—	4,722,309
Insurance	51,814,619	—	—	51,814,619
Interactive Media & Services	104,188,533	—	—	104,188,533
IT Services	18,948,296	—	—	18,948,296
Leisure Products	2,458,180	—	—	2,458,180
Life Sciences Tools & Services	15,519,995	—	—	15,519,995
Machinery	45,994,516	—	—	45,994,516
Marine Transportation	894,318	—	—	894,318
Media	14,716,090	—	—	14,716,090
Metals & Mining	15,531,017	—	—	15,531,017
Multi-Utilities	9,934,591	—	—	9,934,591
Oil, Gas & Consumable Fuels	62,200,394	—	—	62,200,394
Paper & Forest Products	483,186	—	—	483,186
Passenger Airlines	8,197,442	—	—	8,197,442
LVIP Dimensional U.S. Core Equity 1 Fund-32

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Personal Care Products	$2,572,468	$—	$—	$2,572,468
Pharmaceuticals	48,217,401	—	—	48,217,401
Professional Services	17,412,150	—	—	17,412,150
Real Estate Management & Development	5,584,270	—	—	5,584,270
Semiconductors & Semiconductor Equipment	191,434,592	—	—	191,434,592
Software	124,004,498	—	—	124,004,498
Specialized REITs	66,491	—	—	66,491
Specialty Retail	38,543,219	—	—	38,543,219
Technology Hardware, Storage & Peripherals	106,652,335	—	—	106,652,335
Textiles, Apparel & Luxury Goods	7,269,265	—	—	7,269,265
Tobacco	7,290,887	—	—	7,290,887
Trading Companies & Distributors	14,457,710	—	—	14,457,710
Water Utilities	1,619,267	—	—	1,619,267
Wireless Telecommunication Services	4,086,040	—	—	4,086,040
Rights	—	—	9,845	9,845
Warrants	1,365	—	—	1,365
Money Market Fund	3,512,152	—	—	3,512,152
Total Investments	$1,730,652,954	$—	$19,025	$1,730,671,979

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the year ended December 31, 2025, there were no material transfers to or from Level 3 investments.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales, non-taxable distributions from common stocks and mark-to-market adjustments on passive foreign investment companies ("PFICs").   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$19,190,549	$18,848,099
Long-term capital gains	113,404,842	67,153,131
Total	$132,595,391	$86,001,230
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$27,870
Undistributed long-term capital gains	94,229,404
Net unrealized appreciation	1,144,097,269
Distributable earnings/(accumulated loss)	$1,238,354,543
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
LVIP Dimensional U.S. Core Equity 1 Fund-33

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	607,320	479,243
Service Class	1,170,795	818,616
Shares reinvested:
Standard Class	2,014,360	1,432,511
Service Class	592,278	382,142
	4,384,753	3,112,512
Shares redeemed:
Standard Class	(3,778,002)	(3,653,899)
Service Class	(1,530,520)	(1,454,528)
	(5,308,522)	(5,108,427)
Net decrease	(923,769)	(1,995,915)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund-34

LVIP Dimensional U.S. Core Equity 1 Fund
Notes to Financial Statements (continued)
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional U.S. Core Equity 1 Fund-35

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Dimensional U.S. Core Equity 1 Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Dimensional U.S. Core Equity 1 Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP Dimensional U.S. Core Equity 1 Fund–36

LVIP Dimensional U.S. Core Equity 2 Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP Dimensional U.S. Core Equity 2 Fund

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.65%
Aerospace & Defense–1.92%
†AAR Corp.	1,723	$142,647
†AeroVironment, Inc.	330	79,824
†AerSale Corp.	2,639	18,763
†Astronics Corp.	3,366	182,531
†ATI, Inc.	7,094	814,107
†Axon Enterprise, Inc.	562	319,177
†Boeing Co.	3,184	691,310
BWX Technologies, Inc.	2,670	461,483
†Byrna Technologies, Inc.	1,046	17,562
Cadre Holdings, Inc.	1,313	53,623
Carpenter Technology Corp.	1,645	517,912
†CPI Aerostructures, Inc.	2,723	10,783
Curtiss-Wright Corp.	1,107	610,256
†Ducommun, Inc.	1,095	104,167
General Dynamics Corp.	2,929	986,077
General Electric Co.	3,694	1,137,863
HEICO Corp.	1,816	517,334
Hexcel Corp.	2,288	169,083
Howmet Aerospace, Inc.	2,519	516,445
Huntington Ingalls Industries, Inc.	1,605	545,812
†Innovative Solutions & Support, Inc.	1,699	32,179
†Kratos Defense & Security Solutions, Inc.	7,221	548,146
L3Harris Technologies, Inc.	3,347	982,579
Leonardo DRS, Inc.	4,225	144,030
†Loar Holdings, Inc.	456	31,008
Lockheed Martin Corp.	3,294	1,593,209
†Mercury Systems, Inc.	2,952	215,526
Moog, Inc. Class A	1,609	391,872
National Presto Industries, Inc.	415	44,305
Northrop Grumman Corp.	1,689	963,085
Park Aerospace Corp.	1,422	30,346
RTX Corp.	16,144	2,960,810
Textron, Inc.	6,314	550,391
TransDigm Group, Inc.	270	359,060
†V2X, Inc.	700	38,185
VSE Corp.	1,078	186,246
Woodward, Inc.	2,248	679,615
		17,647,351
Air Freight & Logistics–0.52%
CH Robinson Worldwide, Inc.	5,349	859,905
Expeditors International of Washington, Inc.	5,175	771,127
FedEx Corp.	5,190	1,499,183
†GXO Logistics, Inc.	4,314	227,089
Hub Group, Inc. Class A	2,885	122,930
†Radiant Logistics, Inc.	4,220	26,713
United Parcel Service, Inc. Class B	12,357	1,225,691
		4,732,638
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Automobile Components–0.41%
†Adient PLC	4,510	$86,457
†American Axle & Manufacturing Holdings, Inc.	7,274	46,626
†Aptiv PLC	4,752	361,580
Autoliv, Inc.	4,792	568,810
BorgWarner, Inc.	12,525	564,376
†Cooper-Standard Holdings, Inc.	1,627	53,414
Dana, Inc.	7,664	182,097
†Dorman Products, Inc.	1,581	194,763
†Fox Factory Holding Corp.	1,929	33,005
Garrett Motion, Inc.	3,700	64,491
Gentex Corp.	8,982	209,011
†Gentherm, Inc.	1,650	60,011
†Goodyear Tire & Rubber Co.	13,734	120,310
†Holley, Inc.	2,321	9,586
LCI Industries	1,626	197,299
Lear Corp.	2,101	240,775
†Mobileye Global, Inc. Class A	3,521	36,759
†Motorcar Parts of America, Inc.	2,131	26,297
Patrick Industries, Inc.	2,356	255,461
Phinia, Inc.	2,977	186,628
†QuantumScape Corp.	1,307	13,619
Standard Motor Products, Inc.	1,116	41,125
†Stoneridge, Inc.	2,012	11,649
†Strattec Security Corp.	351	26,725
Visteon Corp.	1,029	97,858
†XPEL, Inc.	810	40,427
		3,729,159
Automobiles–0.80%
Ford Motor Co.	92,515	1,213,797
General Motors Co.	28,127	2,287,288
Harley-Davidson, Inc.	6,258	128,227
†Lucid Group, Inc.	1,718	18,159
†Rivian Automotive, Inc. Class A	21,044	414,777
†Tesla, Inc.	6,510	2,927,677
Thor Industries, Inc.	3,123	320,638
Winnebago Industries, Inc.	1,257	50,934
		7,361,497
Banks–5.70%
1st Source Corp.	1,869	116,794
ACNB Corp.	300	14,505
Affinity Bancshares, Inc.	675	14,026
Amalgamated Financial Corp.	896	28,699
Amerant Bancorp, Inc.	828	16,154
Ameris Bancorp	4,264	316,687
Ames National Corp.	508	11,664
Arrow Financial Corp.	1,317	41,354
LVIP Dimensional U.S. Core Equity 2 Fund-1

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Associated Banc-Corp.	9,472	$243,999
Atlantic Union Bankshares Corp.	7,696	271,669
Auburn National BanCorp, Inc.	502	13,529
†Axos Financial, Inc.	3,730	321,377
Banc of California, Inc.	3,200	61,728
BancFirst Corp.	2,190	232,184
†Bancorp, Inc.	2,786	188,111
Bank of America Corp.	67,858	3,732,190
Bank of Hawaii Corp.	2,642	180,634
Bank of Marin Bancorp	1,102	28,663
Bank of NT Butterfield & Son Ltd.	3,380	168,392
Bank of the James Financial Group, Inc.	308	5,723
Bank OZK	7,291	335,532
Bank7 Corp.	716	29,342
BankFinancial Corp.	1,093	13,116
BankUnited, Inc.	4,542	202,437
Bankwell Financial Group, Inc.	404	18,511
Banner Corp.	1,939	121,498
Bar Harbor Bankshares	748	23,225
BayCom Corp.	1,762	51,803
BCB Bancorp, Inc.	920	7,424
Beacon Financial Corp.	6,537	172,381
†Blue Foundry Bancorp	1,892	23,518
Blue Ridge Bankshares, Inc.	816	3,484
BOK Financial Corp.	3,149	373,031
†Bridgewater Bancshares, Inc.	1,259	22,070
†Broadway Financial Corp.	1,737	12,854
Burke & Herbert Financial Services Corp.	226	14,082
Business First Bancshares, Inc.	727	19,004
†BV Financial, Inc.	437	7,927
Byline Bancorp, Inc.	1,200	34,980
C&F Financial Corp.	247	17,930
Cadence Bank	12,724	545,096
California BanCorp	651	12,154
Camden National Corp.	1,173	50,885
Capital Bancorp, Inc.	649	18,282
Capital City Bank Group, Inc.	1,029	43,805
Capitol Federal Financial, Inc.	10,543	71,798
†Carter Bankshares, Inc.	1,205	23,690
Cathay General Bancorp	4,575	221,384
Central Pacific Financial Corp.	1,797	55,994
CF Bankshares, Inc.	455	11,352
Chemung Financial Corp.	348	19,418
ChoiceOne Financial Services, Inc.	1,359	40,118
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Citigroup, Inc.	19,125	$2,231,696
Citizens & Northern Corp.	830	16,741
Citizens Community Bancorp, Inc.	134	2,388
Citizens Financial Group, Inc.	10,761	628,550
Citizens Financial Services, Inc.	349	19,900
City Holding Co.	1,056	125,875
Civista Bancshares, Inc.	1,887	41,929
CNB Financial Corp.	1,795	46,975
†Coastal Financial Corp.	985	112,871
Colony Bankcorp, Inc.	809	14,416
Columbia Banking System, Inc.	7,049	197,020
†Columbia Financial, Inc.	5,791	89,992
Comerica, Inc.	5,568	484,026
Commerce Bancshares, Inc.	6,758	353,703
Community Financial System, Inc.	3,307	189,954
Community Trust Bancorp, Inc.	1,576	89,044
Community West Bancshares	1,280	28,800
ConnectOne Bancorp, Inc.	4,864	127,534
Cullen/Frost Bankers, Inc.	1,764	223,375
†Customers Bancorp, Inc.	1,977	144,558
CVB Financial Corp.	8,489	157,895
Dime Community Bancshares, Inc.	3,418	102,848
Eagle Bancorp, Inc.	2,082	44,596
East West Bancorp, Inc.	6,629	745,033
Eastern Bankshares, Inc.	9,639	177,652
Enterprise Financial Services Corp.	2,260	122,040
Equity Bancshares, Inc. Class A	1,411	63,001
Esquire Financial Holdings, Inc.	464	47,360
Farmers & Merchants Bancorp, Inc.	621	15,351
Farmers National Banc Corp.	1,405	18,715
†FB Bancorp, Inc.	881	11,321
FB Financial Corp.	3,858	215,276
Fidelity D&D Bancorp, Inc.	372	16,193
Fifth Third Bancorp	15,833	741,143
Financial Institutions, Inc.	1,236	38,526
Finward Bancorp	301	10,592
First BanCorp	9,211	190,944
First Bancorp, Inc.	400	10,576
First Bancorp/Southern Pines NC	2,305	117,071
First Bank	702	11,555
First Busey Corp.	5,359	127,491
First Business Financial Services, Inc.	400	21,720
LVIP Dimensional U.S. Core Equity 2 Fund-2

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Capital, Inc.	402	$23,798
First Citizens BancShares, Inc. Class A	285	611,661
First Commonwealth Financial Corp.	5,443	91,769
First Community Bankshares, Inc.	1,806	60,916
First Community Corp.	403	11,949
First Financial Bancorp	6,619	165,607
First Financial Bankshares, Inc.	5,172	154,488
First Financial Corp.	910	54,982
†First Foundation, Inc.	3,162	19,478
First Hawaiian, Inc.	7,324	185,297
First Horizon Corp.	5,344	127,722
First Internet Bancorp	281	5,864
First Interstate BancSystem, Inc. Class A	5,713	197,670
First Merchants Corp.	3,427	128,444
First Mid Bancshares, Inc.	782	30,498
First Savings Financial Group, Inc.	486	15,484
†First Seacoast Bancorp, Inc.	801	10,573
First United Corp.	461	17,260
†First Western Financial, Inc.	385	10,322
†Firstsun Capital Bancorp	348	13,097
Five Star Bancorp	972	34,778
Flagstar Bank NA	3,089	38,890
Flushing Financial Corp.	2,575	39,063
FNB Corp.	24,748	423,191
Franklin Financial Services Corp.	484	24,297
FS Bancorp, Inc.	364	14,986
Fulton Financial Corp.	10,167	196,528
FVCBankcorp, Inc.	1,846	25,678
German American Bancorp, Inc.	1,832	71,778
Glacier Bancorp, Inc.	7,400	325,970
Great Southern Bancorp, Inc.	1,288	79,289
Hancock Whitney Corp.	5,726	364,632
Hanmi Financial Corp.	2,726	73,684
Hawthorn Bancshares, Inc.	432	15,068
HBT Financial, Inc.	668	17,268
Heritage Commerce Corp.	4,676	56,159
Heritage Financial Corp.	2,744	64,896
Hilltop Holdings, Inc.	4,013	136,201
Hingham Institution For Savings	65	18,457
Home Bancorp, Inc.	767	44,333
Home BancShares, Inc.	11,965	332,388
HomeTrust Bancshares, Inc.	2,018	86,653
Hope Bancorp, Inc.	7,829	85,806
Horizon Bancorp, Inc.	3,992	67,704
Huntington Bancshares, Inc.	33,644	583,723
IF Bancorp, Inc.	427	11,512
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Independent Bank Corp.	5,535	$325,628
International Bancshares Corp.	3,894	258,717
Investar Holding Corp.	619	16,540
JPMorgan Chase & Co.	33,608	10,829,170
Kearny Financial Corp.	3,902	28,914
KeyCorp	23,443	483,863
Lakeland Financial Corp.	1,686	96,203
Landmark Bancorp, Inc.	642	16,802
LCNB Corp.	779	12,768
Live Oak Bancshares, Inc.	2,406	82,646
M&T Bank Corp.	3,336	672,137
MainStreet Bancshares, Inc.	481	9,793
Mechanics Bancorp Class A	1,444	21,126
Mercantile Bank Corp.	1,549	74,507
Meridian Corp.	630	11,075
Metrocity Bankshares, Inc.	927	24,603
Metropolitan Bank Holding Corp.	1,000	76,360
Mid Penn Bancorp, Inc.	906	28,104
Middlefield Banc Corp.	600	20,724
Midland States Bancorp, Inc.	2,021	42,785
MidWestOne Financial Group, Inc.	1,275	49,087
MVB Financial Corp.	505	13,044
National Bank Holdings Corp. Class A	1,818	69,102
National Bankshares, Inc.	222	7,444
NB Bancorp, Inc.	301	5,966
NBT Bancorp, Inc.	3,446	143,078
Nicolet Bankshares, Inc.	736	89,277
Northeast Bank	600	62,358
Northeast Community Bancorp, Inc.	1,217	27,516
Northfield Bancorp, Inc.	4,576	52,304
Northrim BanCorp, Inc.	1,288	34,274
Northwest Bancshares, Inc.	10,280	123,360
Norwood Financial Corp.	355	9,958
Oak Valley Bancorp	1,718	51,643
OceanFirst Financial Corp.	3,787	67,977
OFG Bancorp	3,394	139,086
Ohio Valley Banc Corp.	303	12,114
Old National Bancorp	21,386	477,122
Old Second Bancorp, Inc.	1,033	20,143
OP Bancorp	1,114	15,730
†OptimumBank Holdings, Inc.	160	680
Orange County Bancorp, Inc.	440	12,562
Origin Bancorp, Inc.	1,422	53,481
Orrstown Financial Services, Inc.	843	29,859
Park National Corp.	942	143,354
Parke Bancorp, Inc.	739	18,505
Pathfinder Bancorp, Inc.	617	8,706
Pathward Financial, Inc.	1,717	121,907
†PB Bankshares, Inc.	505	10,681
LVIP Dimensional U.S. Core Equity 2 Fund-3

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
PCB Bancorp	642	$13,899
Peapack-Gladstone Financial Corp.	1,320	36,762
Peoples Bancorp of North Carolina, Inc.	800	28,960
Peoples Bancorp, Inc.	2,814	84,504
Peoples Financial Services Corp.	603	29,372
Pinnacle Financial Partners, Inc.	3,069	292,813
†Pioneer Bancorp, Inc.	1,588	21,406
Plumas Bancorp	367	16,401
PNC Financial Services Group, Inc.	4,311	899,835
†Ponce Financial Group, Inc.	1,139	18,623
Popular, Inc.	4,537	564,947
Preferred Bank	998	94,241
Primis Financial Corp.	1,601	22,270
Princeton Bancorp, Inc.	477	16,547
Prosperity Bancshares, Inc.	4,370	302,011
Provident Financial Services, Inc.	8,464	167,164
QCR Holdings, Inc.	1,166	97,128
RBB Bancorp	1,258	25,965
Red River Bancshares, Inc.	400	28,572
Regions Financial Corp.	23,030	624,113
Renasant Corp.	5,559	195,788
Republic Bancorp, Inc. Class A	1,308	90,239
†Rhinebeck Bancorp, Inc.	985	11,840
Richmond Mutual BanCorp, Inc.	246	3,454
Riverview Bancorp, Inc.	1,450	7,279
S&T Bancorp, Inc.	2,054	80,825
SB Financial Group, Inc.	200	4,454
Seacoast Banking Corp. of Florida	3,281	103,089
ServisFirst Bancshares, Inc.	2,968	213,073
Shore Bancshares, Inc.	1,726	30,516
Sierra Bancorp	1,304	42,615
Simmons First National Corp. Class A	6,234	117,511
SmartFinancial, Inc.	542	20,049
South Plains Financial, Inc.	621	24,095
†Southern First Bancshares, Inc.	419	21,587
Southern Missouri Bancorp, Inc.	664	39,256
Southside Bancshares, Inc.	2,708	82,296
Southstate Bank Corp.	5,489	516,570
Stellar Bancorp, Inc.	2,888	89,355
=†Sterling Bancorp, Inc.	1,968	0
Stock Yards Bancorp, Inc.	1,461	94,892
Synovus Financial Corp.	7,366	368,668
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
†Texas Capital Bancshares, Inc.	2,530	$229,066
TFS Financial Corp.	7,410	99,146
†Third Coast Bancshares, Inc.	784	29,800
Timberland Bancorp, Inc.	400	14,320
Tompkins Financial Corp.	1,112	80,642
Towne Bank	5,411	180,565
TriCo Bancshares	2,055	97,345
†Triumph Financial, Inc.	1,337	83,736
Truist Financial Corp.	15,133	744,695
TrustCo Bank Corp.	1,470	60,755
Trustmark Corp.	4,607	179,443
U.S. Bancorp	17,003	907,280
UMB Financial Corp.	4,512	519,060
United Bancorp, Inc.	807	11,580
United Bankshares, Inc.	7,510	288,384
United Community Banks, Inc.	5,327	166,309
United Security Bancshares	2,131	21,459
Unity Bancorp, Inc.	845	43,703
Univest Financial Corp.	2,727	89,282
USCB Financial Holdings, Inc.	1,035	19,065
Valley National Bancorp	26,937	314,624
Virginia National Bankshares Corp.	307	12,234
WaFd, Inc.	4,981	159,541
Washington Trust Bancorp, Inc.	1,505	44,473
Webster Financial Corp.	8,066	507,674
Wells Fargo & Co.	32,126	2,994,143
WesBanco, Inc.	6,849	227,661
West BanCorp, Inc.	758	16,820
Westamerica BanCorp	1,867	89,299
Western Alliance Bancorp	5,374	451,792
Western New England Bancorp, Inc.	1,120	14,134
Wintrust Financial Corp.	3,133	438,056
WSFS Financial Corp.	3,898	215,325
Zions Bancorp NA	7,368	431,323
		52,300,765
Beverages–0.97%
†Boston Beer Co., Inc. Class A	359	70,052
Brown-Forman Corp. Class A	7,465	194,957
†Celsius Holdings, Inc.	703	32,155
Coca-Cola Co.	39,169	2,738,305
Coca-Cola Consolidated, Inc.	4,588	703,340
Constellation Brands, Inc. Class A	2,982	411,397
Keurig Dr. Pepper, Inc.	17,346	485,862
MGP Ingredients, Inc.	1,309	31,809
Molson Coors Beverage Co. Class B	5,486	256,087
†Monster Beverage Corp.	10,174	780,041
LVIP Dimensional U.S. Core Equity 2 Fund-4

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages (continued)
†National Beverage Corp.	4,024	$128,325
PepsiCo, Inc.	21,008	3,015,068
†Vita Coco Co., Inc.	837	44,369
†Willamette Valley Vineyards, Inc.	127	387
		8,892,154
Biotechnology–1.59%
†4D Molecular Therapeutics, Inc.	1,916	14,370
AbbVie, Inc.	9,167	2,094,568
†ACADIA Pharmaceuticals, Inc.	2,635	70,381
†Acumen Pharmaceuticals, Inc.	2,758	5,819
†ADMA Biologics, Inc.	5,200	94,848
†Aldeyra Therapeutics, Inc.	4,058	21,020
†Alector, Inc.	1,703	2,657
†Alkermes PLC	7,678	214,830
†Allogene Therapeutics, Inc.	7,123	9,759
†Alnylam Pharmaceuticals, Inc.	358	142,359
Amgen, Inc.	7,740	2,533,379
†Anika Therapeutics, Inc.	1,049	10,081
†Arcturus Therapeutics Holdings, Inc.	271	1,661
†Arcus Biosciences, Inc.	4,104	97,798
†Beam Therapeutics, Inc.	1,208	33,486
†Biogen, Inc.	2,985	525,330
†BioMarin Pharmaceutical, Inc.	3,766	223,813
†Caribou Biosciences, Inc.	3,735	5,939
†Catalyst Pharmaceuticals, Inc.	2,500	58,350
†Celldex Therapeutics, Inc.	453	12,303
†Corbus Pharmaceuticals Holdings, Inc.	1,173	9,548
†Cullinan Therapeutics, Inc.	2,469	25,554
†Day One Biopharmaceuticals, Inc.	1,142	10,643
†Denali Therapeutics, Inc.	3,237	53,443
†Design Therapeutics, Inc.	1,353	12,691
†Dynavax Technologies Corp.	3,870	59,521
†Emergent BioSolutions, Inc.	3,148	38,909
†Enanta Pharmaceuticals, Inc.	1,564	24,664
†Exact Sciences Corp.	2,539	257,861
†Exelixis, Inc.	13,346	584,955
†Fate Therapeutics, Inc.	2,609	2,564
Gilead Sciences, Inc.	19,311	2,370,232
†GRAIL, Inc.	249	21,312
†Halozyme Therapeutics, Inc.	4,947	332,933
†Ideaya Biosciences, Inc.	349	12,065
†ImmuCell Corp.	1,420	8,733
†Incyte Corp.	3,344	330,287
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Insmed, Inc.	675	$117,477
†Intellia Therapeutics, Inc.	1,899	17,072
†Kalaris Therapeutics, Inc.	135	1,139
†Keros Therapeutics, Inc.	180	3,665
†Kiniksa Pharmaceuticals International PLC	1,095	45,169
†Kodiak Sciences, Inc.	240	6,710
†Krystal Biotech, Inc.	803	197,972
†Kura Oncology, Inc.	1,765	18,338
†Kymera Therapeutics, Inc.	977	76,020
†Lineage Cell Therapeutics, Inc.	4,300	7,181
†Lisata Therapeutics, Inc.	100	186
†MacroGenics, Inc.	2,522	4,060
†MannKind Corp.	9,847	55,832
†MediciNova, Inc.	6,693	8,768
†MiMedx Group, Inc.	2,928	19,823
†Moderna, Inc.	4,054	119,552
†Monte Rosa Therapeutics, Inc.	1,541	24,163
†Myriad Genetics, Inc.	4,356	26,789
†Natera, Inc.	617	141,349
†Neurocrine Biosciences, Inc.	1,790	253,876
†Nurix Therapeutics, Inc.	1,279	24,263
†Olema Pharmaceuticals, Inc.	2,287	57,175
†Organogenesis Holdings, Inc.	1,728	8,951
=†PDL BioPharma, Inc.	12,718	5,342
†Protagonist Therapeutics, Inc.	996	86,991
†Prothena Corp. PLC	2,185	20,867
†PTC Therapeutics, Inc.	549	41,702
†Puma Biotechnology, Inc.	3,378	20,099
†RAPT Therapeutics, Inc.	137	4,640
Regeneron Pharmaceuticals, Inc.	912	703,945
†REGENXBIO, Inc.	2,597	37,397
†Relay Therapeutics, Inc.	5,091	43,070
†Replimune Group, Inc.	2,843	27,634
†Revolution Medicines, Inc.	4,021	320,273
†Rocket Pharmaceuticals, Inc.	1,401	4,918
†Roivant Sciences Ltd.	17,181	372,828
†Sarepta Therapeutics, Inc.	1,489	32,043
†Solid Biosciences, Inc.	5,011	28,262
†Stoke Therapeutics, Inc.	1,500	47,610
†Summit Therapeutics, Inc.	1,672	29,243
†Twist Bioscience Corp.	505	16,019
†United Therapeutics Corp.	889	433,165
†Vanda Pharmaceuticals, Inc.	3,572	31,505
†Veracyte, Inc.	3,746	157,707
†Vericel Corp.	871	31,365
†Vertex Pharmaceuticals, Inc.	894	405,304
†Vir Biotechnology, Inc.	5,566	33,563
†Voyager Therapeutics, Inc.	1,748	6,870
†Whitehawk Therapeutics, Inc.	1,704	4,124
LVIP Dimensional U.S. Core Equity 2 Fund-5

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Xencor, Inc.	3,216	$49,237
†Zentalis Pharmaceuticals, Inc.	2,690	3,631
†Zymeworks, Inc.	884	23,276
		14,586,826
Broadline Retail–2.44%
†1stdibs.com, Inc.	2,522	15,107
†Amazon.com, Inc.	84,842	19,583,230
†Coupang, Inc.	12,695	299,475
Dillard's, Inc. Class A	727	440,809
eBay, Inc.	14,853	1,293,696
†Etsy, Inc.	2,104	116,646
†Groupon, Inc.	2,108	37,122
Kohl's Corp.	6,087	124,236
Macy's, Inc.	9,135	201,427
†Ollie's Bargain Outlet Holdings, Inc.	2,449	268,435
†Savers Value Village, Inc.	1,457	13,608
		22,393,791
Building Products–1.00%
A.O. Smith Corp.	5,617	375,665
AAON, Inc.	1,739	132,599
Advanced Drainage Systems, Inc.	3,936	570,051
Allegion PLC	3,804	605,673
†American Woodmark Corp.	1,121	60,422
Apogee Enterprises, Inc.	1,507	54,870
Armstrong World Industries, Inc.	2,570	491,127
AZZ, Inc.	1,791	191,959
†Builders FirstSource, Inc.	4,875	501,589
Carlisle Cos., Inc.	1,768	565,512
Carrier Global Corp.	10,035	530,249
CSW Industrials, Inc.	764	224,257
Fortune Brands Innovations, Inc.	4,184	209,284
†Gibraltar Industries, Inc.	1,232	60,910
Griffon Corp.	2,104	154,960
†Hayward Holdings, Inc.	9,286	143,469
Insteel Industries, Inc.	1,555	49,247
†Janus International Group, Inc.	851	5,566
†JELD-WEN Holding, Inc.	5,308	13,058
Johnson Controls International PLC	6,002	718,739
Lennox International, Inc.	964	468,099
Masco Corp.	4,092	259,678
†Masterbrand, Inc.	6,131	67,686
†Modine Manufacturing Co.	1,996	266,486
Owens Corning	2,799	313,236
Quanex Building Products Corp.	2,203	33,882
†Resideo Technologies, Inc.	9,867	346,529
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products (continued)
Simpson Manufacturing Co., Inc.	1,976	$319,065
Tecnoglass, Inc.	2,696	135,663
Trane Technologies PLC	1,769	688,495
†Trex Co., Inc.	3,992	140,039
UFP Industries, Inc.	2,384	217,063
Zurn Elkay Water Solutions Corp.	5,645	262,436
		9,177,563
Capital Markets–3.65%
Acadian Asset Management, Inc.	1,870	87,890
Affiliated Managers Group, Inc.	1,782	513,715
Ameriprise Financial, Inc.	3,718	1,823,084
ARES Management Corp. Class A	716	115,727
Artisan Partners Asset Management, Inc. Class A	3,907	159,171
Associated Capital Group, Inc. Class A	251	9,759
†B Riley Financial, Inc.	150	700
Bank of New York Mellon Corp.	10,740	1,246,807
BGC Group, Inc. Class A	17,890	159,758
Blackrock, Inc.	1,055	1,129,209
Blackstone, Inc.	2,365	364,541
Carlyle Group, Inc.	8,434	498,534
Cboe Global Markets, Inc.	2,172	545,172
Charles Schwab Corp.	19,020	1,900,288
CME Group, Inc.	2,566	700,723
Cohen & Steers, Inc.	1,974	123,928
†Coinbase Global, Inc. Class A	1,398	316,144
Diamond Hill Investment Group, Inc.	308	52,206
DigitalBridge Group, Inc.	3,985	61,130
Dominari Holdings, Inc.	700	3,465
†Donnelley Financial Solutions, Inc.	1,054	49,211
Evercore, Inc. Class A	1,291	439,263
FactSet Research Systems, Inc.	1,272	369,122
Federated Hermes, Inc.	4,557	237,283
Franklin Resources, Inc.	11,369	271,605
GCM Grosvenor, Inc. Class A	3,238	36,654
Goldman Sachs Group, Inc.	3,780	3,322,620
Hamilton Lane, Inc. Class A	937	125,848
†Heritage Global, Inc.	5,434	6,738
Houlihan Lokey, Inc.	2,332	406,211
Interactive Brokers Group, Inc. Class A	1,976	127,077
Intercontinental Exchange, Inc.	4,666	755,705
Invesco Ltd.	17,695	464,848
LVIP Dimensional U.S. Core Equity 2 Fund-6

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Janus Henderson Group PLC	9,540	$453,818
Jefferies Financial Group, Inc.	7,572	469,237
KKR & Co., Inc.	3,713	473,333
Lazard, Inc.	3,096	150,342
LPL Financial Holdings, Inc.	2,880	1,028,650
MarketAxess Holdings, Inc.	898	162,762
Moelis & Co. Class A	1,929	132,599
Moody's Corp.	1,287	657,464
Morgan Stanley	17,527	3,111,568
Morningstar, Inc.	1,416	307,711
MSCI, Inc.	578	331,616
Nasdaq, Inc.	12,103	1,175,564
Northern Trust Corp.	5,451	744,552
†Open Lending Corp. Class A	5,162	8,001
Oppenheimer Holdings, Inc. Class A	765	55,302
Piper Sandler Cos.	969	329,179
PJT Partners, Inc. Class A	676	113,027
Raymond James Financial, Inc.	4,881	783,840
†Robinhood Markets, Inc. Class A	18,490	2,091,219
S&P Global, Inc.	2,258	1,180,008
SEI Investments Co.	5,830	478,177
Silvercrest Asset Management Group, Inc. Class A	997	15,144
State Street Corp.	5,968	769,932
Stifel Financial Corp.	4,391	549,841
†StoneX Group, Inc.	2,799	266,269
T. Rowe Price Group, Inc.	5,474	560,428
Tradeweb Markets, Inc. Class A	2,207	237,341
U.S. Global Investors, Inc. Class A	2,448	5,900
Victory Capital Holdings, Inc. Class A	2,310	145,738
Virtu Financial, Inc. Class A	5,162	171,998
Virtus Investment Partners, Inc.	420	68,523
Westwood Holdings Group, Inc.	439	7,555
WisdomTree, Inc.	6,861	83,636
		33,544,410
Chemicals–1.49%
AdvanSix, Inc.	2,562	44,323
Air Products & Chemicals, Inc.	2,662	657,567
Albemarle Corp.	2,615	369,866
†Alto Ingredients, Inc.	4,791	13,798
†American Vanguard Corp.	2,114	8,075
Ashland, Inc.	1,449	85,013
†Aspen Aerogels, Inc.	2,207	6,246
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Avient Corp.	4,046	$126,397
†Axalta Coating Systems Ltd.	12,402	400,709
Balchem Corp.	1,569	240,622
Cabot Corp.	1,788	118,509
Celanese Corp.	2,955	124,937
CF Industries Holdings, Inc.	8,984	694,822
Chemours Co.	1,030	12,144
Corteva, Inc.	12,005	804,695
Dow, Inc.	18,400	430,192
DuPont de Nemours, Inc.	9,282	373,136
Eastman Chemical Co.	4,406	281,235
Ecolab, Inc.	2,613	685,965
†Ecovyst, Inc.	6,127	59,616
Element Solutions, Inc.	15,224	380,448
†Flotek Industries, Inc.	729	12,561
FMC Corp.	2,470	34,259
Hawkins, Inc.	1,280	181,837
HB Fuller Co.	1,967	116,958
Huntsman Corp.	8,323	83,230
†Ingevity Corp.	1,015	60,068
Innospec, Inc.	986	75,468
International Flavors & Fragrances, Inc.	6,197	417,616
†Intrepid Potash, Inc.	1,283	35,577
Koppers Holdings, Inc.	1,060	28,705
Kronos Worldwide, Inc.	4,954	21,897
Linde PLC	6,016	2,565,162
†LSB Industries, Inc.	3,136	26,656
LyondellBasell Industries NV Class A	8,894	385,110
Mativ Holdings, Inc.	2,848	34,603
Minerals Technologies, Inc.	1,334	81,307
Mosaic Co.	11,514	277,372
NewMarket Corp.	588	404,109
Northern Technologies International Corp.	1,639	12,833
Olin Corp.	3,139	65,385
Orion SA	1,957	10,333
PPG Industries, Inc.	5,978	612,506
Quaker Chemical Corp.	243	33,366
†Rayonier Advanced Materials, Inc.	7,464	43,963
RPM International, Inc.	4,361	453,544
Scotts Miracle-Gro Co.	1,222	71,304
Sensient Technologies Corp.	2,141	201,147
Sherwin-Williams Co.	3,325	1,077,400
†Solstice Advanced Materials, Inc.	1,469	71,364
Stepan Co.	1,226	58,063
Tronox Holdings PLC	8,735	36,425
Westlake Corp.	2,453	181,375
		13,689,818
Commercial Services & Supplies–0.82%
ABM Industries, Inc.	4,023	170,173
LVIP Dimensional U.S. Core Equity 2 Fund-7

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
ACCO Brands Corp.	7,956	$29,676
†ACV Auctions, Inc. Class A	1,930	15,479
Brady Corp. Class A	2,564	200,941
†BrightView Holdings, Inc.	3,756	47,589
Brink's Co.	2,029	236,845
†Casella Waste Systems, Inc. Class A	2,417	236,721
†Cimpress PLC	912	60,730
Cintas Corp.	5,024	944,864
Civeo Corp.	630	14,408
†Clean Harbors, Inc.	2,849	668,034
†Copart, Inc.	7,575	296,561
Deluxe Corp.	3,259	72,773
Ennis, Inc.	1,765	31,788
†Enviri Corp.	5,387	96,535
=†GCI Liberty, Inc.	5,698	0
†Healthcare Services Group, Inc.	4,016	76,786
HNI Corp.	3,938	165,543
Interface, Inc.	3,770	105,258
†Liquidity Services, Inc.	1,758	53,285
MillerKnoll, Inc.	3,111	56,869
†Montrose Environmental Group, Inc.	388	9,634
MSA Safety, Inc.	1,382	221,313
NL Industries, Inc.	2,090	11,432
†OPENLANE, Inc.	6,489	193,242
†Perma-Fix Environmental Services, Inc.	1,952	24,576
Pitney Bowes, Inc.	2,472	26,129
Quad/Graphics, Inc.	4,623	28,986
†Quest Resource Holding Corp.	2,058	3,828
Republic Services, Inc.	3,040	644,267
Rollins, Inc.	8,554	513,411
Tetra Tech, Inc.	8,049	269,963
UniFirst Corp.	783	151,041
Veralto Corp.	4,105	409,597
Vestis Corp.	4,936	32,923
Virco Mfg. Corp.	2,397	15,317
Waste Management, Inc.	6,129	1,346,603
		7,483,120
Communications Equipment–0.80%
†Applied Optoelectronics, Inc.	1,210	42,181
†Arista Networks, Inc.	3,560	466,467
†Aviat Networks, Inc.	797	17,040
†BK Technologies Corp.	264	19,692
†Calix, Inc.	1,776	94,004
†Ciena Corp.	4,037	944,133
Cisco Systems, Inc.	38,955	3,000,704
†Clearfield, Inc.	826	24,078
†CommScope Holding Co., Inc.	5,920	107,330
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†Comtech Telecommunications Corp.	2,049	$10,839
†Digi International, Inc.	1,498	64,848
†F5, Inc.	2,057	525,070
Franklin Wireless Corp.	1,415	6,183
†Harmonic, Inc.	6,256	61,872
†KVH Industries, Inc.	2,253	15,703
†Lumentum Holdings, Inc.	1,575	580,529
Motorola Solutions, Inc.	2,288	877,036
†NETGEAR, Inc.	2,066	50,679
†NetScout Systems, Inc.	4,399	119,037
Network-1 Technologies, Inc.	11	14
†Ribbon Communications, Inc.	9,487	27,323
†Viasat, Inc.	362	12,474
†Viavi Solutions, Inc.	13,191	235,064
		7,302,300
Construction & Engineering–0.98%
AECOM	4,436	422,884
†Ameresco, Inc. Class A	1,816	53,191
†API Group Corp.	7,824	299,346
Arcosa, Inc.	2,983	317,153
Argan, Inc.	567	177,652
†Bowman Consulting Group Ltd.	429	14,166
†Cadeler AS ADR	454	8,440
Comfort Systems USA, Inc.	1,015	947,289
Concrete Pumping Holdings, Inc.	5,143	34,510
†Construction Partners, Inc. Class A	1,812	196,693
†Dycom Industries, Inc.	1,759	594,366
EMCOR Group, Inc.	1,668	1,020,466
†Everus Construction Group, Inc.	2,998	256,509
†Fluor Corp.	7,171	284,187
Granite Construction, Inc.	2,572	296,680
†Great Lakes Dredge & Dock Corp.	4,650	61,008
†IES Holdings, Inc.	1,063	413,528
†Limbach Holdings, Inc.	231	17,983
†MasTec, Inc.	3,471	754,491
†Matrix Service Co.	2,351	27,507
†MYR Group, Inc.	457	99,854
†NWPX Infrastructure, Inc.	539	33,682
†Orion Group Holdings, Inc.	1,150	11,431
Primoris Services Corp.	3,148	390,793
Quanta Services, Inc.	2,256	952,167
†Sterling Infrastructure, Inc.	1,631	499,461
Tutor Perini Corp.	4,056	271,833
Valmont Industries, Inc.	1,022	411,171
WillScot Holdings Corp.	6,934	130,567
		8,999,008
LVIP Dimensional U.S. Core Equity 2 Fund-8

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.37%
CRH PLC	8,581	$1,070,909
Eagle Materials, Inc.	1,927	398,272
†Knife River Corp.	2,315	162,860
Martin Marietta Materials, Inc.	1,265	787,665
†Smith-Midland Corp.	532	19,333
U.S. Lime & Minerals, Inc.	1,385	165,840
Vulcan Materials Co.	2,769	789,774
		3,394,653
Consumer Finance–0.91%
Ally Financial, Inc.	13,125	594,431
American Express Co.	5,534	2,047,303
†Atlanticus Holdings Corp.	351	23,499
Bread Financial Holdings, Inc.	3,301	244,373
Capital One Financial Corp.	5,973	1,447,616
†Credit Acceptance Corp.	393	174,280
†Encore Capital Group, Inc.	1,918	104,243
†Enova International, Inc.	1,510	237,372
†EZCORP, Inc. Class A	4,961	96,343
FirstCash Holdings, Inc.	2,803	446,742
†Green Dot Corp. Class A	3,291	42,158
†LendingClub Corp.	7,603	144,001
†LendingTree, Inc.	222	11,786
Navient Corp.	9,023	117,299
Nelnet, Inc. Class A	1,815	241,322
†NerdWallet, Inc. Class A	1,355	18,360
OneMain Holdings, Inc.	7,699	520,068
†Oportun Financial Corp.	2,189	11,580
†PRA Group, Inc.	2,475	43,783
PROG Holdings, Inc.	1,978	58,331
Regional Management Corp.	567	21,971
SLM Corp.	13,378	362,009
†SoFi Technologies, Inc.	15,747	412,257
Synchrony Financial	10,655	888,947
†World Acceptance Corp.	508	71,318
		8,381,392
Consumer Staples Distribution & Retail–1.72%
Albertsons Cos., Inc. Class A	18,349	315,052
Andersons, Inc.	1,469	78,107
†BJ's Wholesale Club Holdings, Inc.	6,678	601,220
Casey's General Stores, Inc.	1,566	865,544
†Chefs' Warehouse, Inc.	2,397	149,405
Costco Wholesale Corp.	2,630	2,267,954
Dollar General Corp.	5,528	733,952
†Dollar Tree, Inc.	6,375	784,189
†Grocery Outlet Holding Corp.	3,739	37,764
†HF Foods Group, Inc.	2,646	5,689
Ingles Markets, Inc. Class A	547	37,497
Kroger Co.	25,881	1,617,045
†Maplebear, Inc.	3,548	159,589
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
Natural Grocers by Vitamin Cottage, Inc.	1,933	$48,422
†Performance Food Group Co.	6,896	620,088
PriceSmart, Inc.	1,820	223,259
†Sprouts Farmers Market, Inc.	5,192	413,647
Sysco Corp.	10,911	804,032
Target Corp.	12,199	1,192,452
†U.S. Foods Holding Corp.	10,600	798,392
†United Natural Foods, Inc.	3,773	127,037
Village Super Market, Inc. Class A	880	31,148
Walmart, Inc.	34,350	3,826,933
Weis Markets, Inc.	1,433	91,841
		15,830,258
Containers & Packaging–0.60%
Amcor PLC	86,162	718,591
AptarGroup, Inc.	2,429	296,241
Ardagh Metal Packaging SA	4,030	16,523
Avery Dennison Corp.	3,229	587,290
Ball Corp.	9,067	480,279
Crown Holdings, Inc.	6,510	670,335
Graphic Packaging Holding Co.	10,227	154,019
Greif, Inc. Class A	1,934	135,887
International Paper Co.	9,958	392,246
Myers Industries, Inc.	3,079	57,639
†O-I Glass, Inc.	8,101	119,571
Packaging Corp. of America	3,479	717,474
†Ranpak Holdings Corp.	874	4,728
Sealed Air Corp.	5,125	212,329
Silgan Holdings, Inc.	6,392	258,045
Smurfit WestRock PLC	9,587	370,729
Sonoco Products Co.	5,070	221,255
TriMas Corp.	3,116	110,462
		5,523,643
Distributors–0.13%
Genuine Parts Co.	5,038	619,473
Gold.com, Inc.	1,222	41,609
LKQ Corp.	7,912	238,942
Pool Corp.	1,296	296,460
Weyco Group, Inc.	507	15,509
		1,211,993
Diversified Consumer Services–0.37%
ADT, Inc.	20,450	165,032
†Adtalem Global Education, Inc.	2,404	248,742
†American Public Education, Inc.	1,456	55,037
†Bright Horizons Family Solutions, Inc.	2,461	249,545
Carriage Services, Inc.	1,652	69,880
†Chegg, Inc.	7,787	7,242
LVIP Dimensional U.S. Core Equity 2 Fund-9

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
†Coursera, Inc.	6,556	$48,252
†Driven Brands Holdings, Inc.	5,238	77,627
†Duolingo, Inc.	145	25,448
†Frontdoor, Inc.	3,903	225,164
Graham Holdings Co. Class B	230	252,678
†Grand Canyon Education, Inc.	1,648	274,079
H&R Block, Inc.	4,416	192,449
†Laureate Education, Inc.	6,158	207,340
†Lincoln Educational Services Corp.	1,828	44,146
Matthews International Corp. Class A	1,679	43,855
OneSpaWorld Holdings Ltd.	3,672	76,157
Perdoceo Education Corp.	4,748	139,259
Service Corp. International	7,796	607,854
Strategic Education, Inc.	1,016	81,483
†Stride, Inc.	2,788	181,025
†Udemy, Inc.	4,933	28,858
†Universal Technical Institute, Inc.	3,313	86,569
		3,387,721
Diversified Telecommunication Services–0.74%
†Anterix, Inc.	1,166	25,454
AT&T, Inc.	109,684	2,724,551
ATN International, Inc.	1,118	25,490
†Bandwidth, Inc. Class A	2,154	33,279
†Frontier Communications Parent, Inc.	11,913	453,528
†GCI Liberty, Inc. Class A	711	26,409
†Globalstar, Inc.	678	41,385
IDT Corp. Class B	1,774	90,847
Iridium Communications, Inc.	4,748	82,520
†Liberty Global Ltd. Class A	12,470	138,359
†Liberty Latin America Ltd. Class A	14,084	104,884
†Lumen Technologies, Inc.	11,721	91,072
Shenandoah Telecommunications Co.	3,690	42,656
Verizon Communications, Inc.	71,076	2,894,926
		6,775,360
Electric Utilities–0.92%
Alliant Energy Corp.	4,703	305,742
American Electric Power Co., Inc.	3,298	380,292
Constellation Energy Corp.	1,506	532,025
Duke Energy Corp.	3,609	423,011
Edison International	4,239	254,425
Entergy Corp.	6,436	594,879
Evergy, Inc.	4,491	325,553
Eversource Energy	3,599	242,321
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Exelon Corp.	6,430	$280,284
FirstEnergy Corp.	8,375	374,949
Genie Energy Ltd. Class B	1,295	17,845
†Hawaiian Electric Industries, Inc.	4,111	50,565
IDACORP, Inc.	1,690	213,886
MGE Energy, Inc.	1,367	107,200
NextEra Energy, Inc.	9,866	792,042
NRG Energy, Inc.	6,398	1,018,818
OGE Energy Corp.	5,679	242,493
Otter Tail Corp.	1,231	99,477
PG&E Corp.	19,013	305,539
Pinnacle West Capital Corp.	2,967	263,173
Portland General Electric Co.	3,574	171,516
PPL Corp.	10,380	363,508
Southern Co.	5,213	454,574
TXNM Energy, Inc.	2,892	170,281
Xcel Energy, Inc.	6,584	486,294
		8,470,692
Electrical Equipment–0.98%
Acuity, Inc.	1,419	510,897
Allient, Inc.	1,137	61,114
†American Superconductor Corp.	1,700	48,926
AMETEK, Inc.	4,733	971,732
Atkore, Inc.	1,322	83,616
†Bloom Energy Corp. Class A	3,305	287,171
Eaton Corp. PLC	2,346	747,224
Emerson Electric Co.	5,414	718,546
EnerSys	2,250	330,187
†FuelCell Energy, Inc.	107	782
GE Vernova, Inc.	1,014	662,720
†Generac Holdings, Inc.	1,111	151,507
Hubbell, Inc.	1,700	754,987
LSI Industries, Inc.	457	8,372
†Nextpower, Inc. Class A	1,018	88,678
nVent Electric PLC	5,716	582,861
†Pioneer Power Solutions, Inc.	3,909	18,490
†Plug Power, Inc.	10,899	21,471
Powell Industries, Inc.	783	249,605
Preformed Line Products Co.	449	92,813
Regal Rexnord Corp.	3,222	452,111
Rockwell Automation, Inc.	1,760	684,763
Sensata Technologies Holding PLC	1,784	59,389
†Shoals Technologies Group, Inc. Class A	3,328	28,288
†Sunrun, Inc.	9,039	166,318
†Thermon Group Holdings, Inc.	1,686	62,652
†Ultralife Corp.	2,766	15,822
LVIP Dimensional U.S. Core Equity 2 Fund-10

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
Vertiv Holdings Co. Class A	6,658	$1,078,663
†Vicor Corp.	594	65,102
		9,004,807
Electronic Equipment, Instruments & Components–1.68%
Advanced Energy Industries, Inc.	2,017	422,299
†Airgain, Inc.	1,525	6,191
Amphenol Corp. Class A	7,752	1,047,605
†Arrow Electronics, Inc.	3,492	384,749
Avnet, Inc.	5,681	273,142
Badger Meter, Inc.	1,025	178,770
Bel Fuse, Inc. Class B	886	150,292
Belden, Inc.	2,249	262,121
Benchmark Electronics, Inc.	2,494	106,643
CDW Corp.	3,448	469,618
Climb Global Solutions, Inc.	332	34,126
†Coda Octopus Group, Inc.	2,420	22,506
Cognex Corp.	4,550	163,709
†Coherent Corp.	3,251	600,037
Corning, Inc.	11,417	999,673
Crane NXT Co.	2,835	133,443
CTS Corp.	1,954	83,768
†Daktronics, Inc.	2,615	51,699
†Data I/O Corp.	7,146	22,653
ePlus, Inc.	1,475	129,357
†Fabrinet	893	406,565
†Flex Ltd.	16,245	981,523
†Frequency Electronics, Inc.	783	42,157
†Identiv, Inc.	1,421	5,457
†Insight Enterprises, Inc.	1,299	105,830
†IPG Photonics Corp.	1,909	136,684
†Itron, Inc.	2,486	230,850
Jabil, Inc.	5,024	1,145,572
†Key Tronic Corp.	304	848
†Keysight Technologies, Inc.	3,208	651,834
†Kimball Electronics, Inc.	2,160	60,091
†Knowles Corp.	6,423	137,645
Littelfuse, Inc.	999	252,667
Methode Electronics, Inc.	2,176	14,449
†Mirion Technologies, Inc.	7,272	170,310
Napco Security Technologies, Inc.	1,100	45,870
†nLight, Inc.	1,778	66,693
†Novanta, Inc.	906	107,805
†OSI Systems, Inc.	1,009	257,356
PC Connection, Inc.	1,818	105,008
†Plexus Corp.	1,738	255,486
†Powerfleet, Inc. NJ	2,100	11,172
Ralliant Corp.	2,468	125,646
Richardson Electronics Ltd.	916	9,966
†Rogers Corp.	803	73,531
†Sanmina Corp.	3,814	572,367
†ScanSource, Inc.	1,716	67,027
†SmartRent, Inc.	6,461	13,051
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
TD SYNNEX Corp.	3,546	$532,716
TE Connectivity PLC	5,077	1,155,068
†Teledyne Technologies, Inc.	1,093	558,228
†Trimble, Inc.	5,938	465,242
†TTM Technologies, Inc.	6,628	457,332
Vishay Intertechnology, Inc.	5,367	77,768
†Vishay Precision Group, Inc.	600	23,100
Vontier Corp.	8,718	324,135
†Zebra Technologies Corp. Class A	1,112	270,016
		15,459,466
Energy Equipment & Services–0.72%
Archrock, Inc.	9,631	250,599
Baker Hughes Co.	23,663	1,077,613
†Bristow Group, Inc.	1,323	48,448
Cactus, Inc. Class A	1,819	83,092
Core Laboratories, Inc.	2,200	35,266
†DMC Global, Inc.	551	3,686
†Expro Group Holdings NV	5,471	73,038
†Forum Energy Technologies, Inc.	380	14,041
†Geospace Technologies Corp.	1,182	19,988
†Gulf Island Fabrication, Inc.	4,855	58,114
Halliburton Co.	26,175	739,705
†Helix Energy Solutions Group, Inc.	9,426	59,101
Helmerich & Payne, Inc.	1,423	40,812
†Innovex International, Inc.	2,477	54,172
Kodiak Gas Services, Inc.	3,819	142,830
Liberty Energy, Inc.	5,195	95,900
†Mammoth Energy Services, Inc.	2,622	4,851
†Nabors Industries Ltd.	576	31,277
Natural Gas Services Group, Inc.	679	22,848
Noble Corp. PLC	2,562	72,351
NOV, Inc.	15,674	244,985
†Oceaneering International, Inc.	3,688	88,623
†Oil States International, Inc.	5,610	37,980
†ProPetro Holding Corp.	3,633	34,550
Ranger Energy Services, Inc. Class A	1,723	24,087
RPC, Inc.	11,712	63,713
†SEACOR Marine Holdings, Inc.	1,843	11,095
†Seadrill Ltd.	1,698	58,751
Select Water Solutions, Inc.	9,056	95,269
SLB Ltd.	38,585	1,480,892
Solaris Energy Infrastructure, Inc. Class A	2,100	96,537
TechnipFMC PLC	17,349	773,071
†TETRA Technologies, Inc.	6,409	60,052
†Tidewater, Inc.	2,167	109,455
LVIP Dimensional U.S. Core Equity 2 Fund-11

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Transocean Ltd.	37,899	$156,523
†Valaris Ltd.	2,932	147,773
Weatherford International PLC	2,918	228,363
		6,639,451
Entertainment–1.16%
†Atlanta Braves Holdings, Inc. Class A	1,864	74,024
Cinemark Holdings, Inc.	6,452	149,944
†Cineverse Corp.	3,502	7,389
Electronic Arts, Inc.	3,894	795,661
†Eventbrite, Inc. Class A	2,663	11,850
†IMAX Corp.	3,593	132,797
†Liberty Live Holdings, Inc. Class A	2,366	195,580
†Liberty Media Corp.-Liberty Formula One Class A	4,767	464,877
†Lionsgate Studios Corp.	9,976	91,081
†Live Nation Entertainment, Inc.	2,936	418,380
†Madison Square Garden Entertainment Corp.	1,336	71,997
†Madison Square Garden Sports Corp.	105	27,158
Marcus Corp.	2,001	31,036
†Netflix, Inc.	34,500	3,234,720
†Reservoir Media, Inc.	1,465	11,090
†ROBLOX Corp. Class A	1,603	129,891
†Roku, Inc.	1,165	126,391
†Sphere Entertainment Co.	1,336	127,027
†Spotify Technology SA	400	232,284
†Starz Entertainment Corp.	664	7,769
†Take-Two Interactive Software, Inc.	1,275	326,438
TKO Group Holdings, Inc.	836	174,724
Walt Disney Co.	18,754	2,133,643
†Warner Bros Discovery, Inc.	57,350	1,652,827
Warner Music Group Corp. Class A	1,625	49,839
		10,678,417
Financial Services–3.59%
†Acacia Research Corp.	1,090	4,077
†Affirm Holdings, Inc.	5,126	381,528
Alerus Financial Corp.	489	11,012
Apollo Global Management, Inc.	2,440	353,214
†Berkshire Hathaway, Inc. Class B	15,703	7,893,113
†Block, Inc.	5,736	373,356
†Cantaloupe, Inc.	5,370	57,029
Cass Information Systems, Inc.	1,074	44,593
Corebridge Financial, Inc.	21,069	635,652
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
†Corpay, Inc.	2,986	$898,577
Enact Holdings, Inc.	754	29,889
Equitable Holdings, Inc.	7,653	364,665
Essent Group Ltd.	6,395	415,739
†Euronet Worldwide, Inc.	2,693	204,964
EVERTEC, Inc.	938	27,286
Federal Agricultural Mortgage Corp. Class A	557	95,663
Fidelity National Information Services, Inc.	11,652	774,392
†Fiserv, Inc.	6,733	452,256
†Flywire Corp.	2,278	32,256
Global Payments, Inc.	5,357	414,632
†International Money Express, Inc.	2,069	31,780
Jack Henry & Associates, Inc.	2,482	452,915
Jackson Financial, Inc. Class A	3,823	407,723
†Marqeta, Inc. Class A	14,833	70,457
Mastercard, Inc. Class A	10,843	6,190,052
Merchants Bancorp	2,230	75,954
MGIC Investment Corp.	13,300	388,626
†NCR Atleos Corp.	4,987	190,055
†NMI Holdings, Inc. Class A	4,487	183,025
†Onity Group, Inc.	526	24,086
†Paymentus Holdings, Inc. Class A	1,355	42,804
†Payoneer Global, Inc.	3,845	21,609
PayPal Holdings, Inc.	16,850	983,703
†Paysafe Ltd.	2,000	16,180
PennyMac Financial Services, Inc.	2,498	329,336
Radian Group, Inc.	2,793	100,520
†Remitly Global, Inc.	7,449	102,796
†Repay Holdings Corp.	2,875	10,494
Rocket Cos., Inc. Class A	57,497	1,113,142
†Security National Financial Corp. Class A	1,496	13,479
†Sezzle, Inc.	657	41,703
†Toast, Inc. Class A	3,715	131,920
†Velocity Financial, Inc.	941	19,535
Visa, Inc. Class A	21,946	7,696,682
Voya Financial, Inc.	5,476	407,907
Walker & Dunlop, Inc.	1,364	82,045
Waterstone Financial, Inc.	2,626	43,460
Western Union Co.	10,191	94,878
†WEX, Inc.	1,697	252,819
		32,983,578
Food Products–0.89%
Alico, Inc.	310	11,278
Archer-Daniels-Midland Co.	9,498	546,040
B&G Foods, Inc.	4,796	20,623
Bunge Global SA	4,864	433,285
LVIP Dimensional U.S. Core Equity 2 Fund-12

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Calavo Growers, Inc.	781	$16,987
Cal-Maine Foods, Inc.	2,504	199,243
Campbell's Co.	9,574	266,827
Conagra Brands, Inc.	13,369	231,417
†Darling Ingredients, Inc.	4,241	152,676
Dole PLC	3,550	53,215
†Farmer Bros Co.	1,079	1,575
Flowers Foods, Inc.	9,122	99,247
Fresh Del Monte Produce, Inc.	3,707	132,081
†Freshpet, Inc.	1,424	86,764
General Mills, Inc.	13,375	621,938
†Hain Celestial Group, Inc.	1,056	1,130
Hershey Co.	4,012	730,104
Hormel Foods Corp.	10,944	259,373
Ingredion, Inc.	3,563	392,856
J&J Snack Foods Corp.	935	84,496
J.M. Smucker Co.	3,225	315,437
John B Sanfilippo & Son, Inc.	320	22,592
Kraft Heinz Co.	12,985	314,886
Lamb Weston Holdings, Inc.	4,444	186,159
†Lifeway Foods, Inc.	699	16,937
Limoneira Co.	992	12,524
†Mama's Creations, Inc.	2,663	35,924
Marzetti Co.	1,158	190,398
McCormick & Co., Inc.	6,304	429,319
†Mission Produce, Inc.	2,513	29,151
Mondelez International, Inc. Class A	14,242	766,647
Pilgrim's Pride Corp.	6,543	255,112
†Post Holdings, Inc.	3,653	361,830
Seaboard Corp.	37	164,458
†Seneca Foods Corp. Class A	364	40,269
†Simply Good Foods Co.	4,668	93,734
Tootsie Roll Industries, Inc.	1,794	65,714
†TreeHouse Foods, Inc.	2,070	48,831
Tyson Foods, Inc. Class A	7,116	417,140
Utz Brands, Inc.	1,872	19,431
†Vital Farms, Inc.	1,481	47,303
		8,174,951
Gas Utilities–0.22%
Atmos Energy Corp.	2,169	363,589
Chesapeake Utilities Corp.	908	113,282
MDU Resources Group, Inc.	12,934	252,472
National Fuel Gas Co.	3,166	253,470
New Jersey Resources Corp.	6,806	313,893
Northwest Natural Holding Co.	1,338	62,538
ONE Gas, Inc.	2,252	173,967
RGC Resources, Inc.	1,002	21,342
Southwest Gas Holdings, Inc.	1,839	147,157
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities (continued)
Spire, Inc.	2,361	$195,255
UGI Corp.	1,884	70,518
		1,967,483
Ground Transportation–1.05%
ArcBest Corp.	925	68,626
†Avis Budget Group, Inc.	121	15,527
Covenant Logistics Group, Inc.	1,918	42,273
CSX Corp.	40,368	1,463,340
Heartland Express, Inc.	3,986	35,993
†Hertz Global Holdings, Inc.	13,464	69,205
JB Hunt Transport Services, Inc.	3,828	743,933
Knight-Swift Transportation Holdings, Inc.	6,295	329,103
Landstar System, Inc.	1,020	146,574
†Lyft, Inc. Class A	3,247	62,894
Marten Transport Ltd.	4,686	53,327
Norfolk Southern Corp.	3,753	1,083,566
Old Dominion Freight Line, Inc.	4,613	723,318
†PAMT Corp.	2,728	32,954
†RXO, Inc.	4,881	61,696
Ryder System, Inc.	2,567	491,298
†Saia, Inc.	580	189,382
Schneider National, Inc. Class B	3,047	80,837
†Uber Technologies, Inc.	6,139	501,618
†U-Haul Holding Co.	7,427	350,561
Union Pacific Corp.	9,984	2,309,499
Universal Logistics Holdings, Inc.	2,167	32,917
Werner Enterprises, Inc.	3,088	92,671
†XPO, Inc.	4,881	663,377
		9,644,489
Health Care Equipment & Supplies–1.59%
Abbott Laboratories	15,769	1,975,698
†Accuray, Inc.	4,267	3,519
Acme United Corp.	172	6,933
†Align Technology, Inc.	1,231	192,221
†AngioDynamics, Inc.	3,064	39,342
†Artivion, Inc.	2,557	116,625
†AtriCure, Inc.	1,808	71,524
†Avanos Medical, Inc.	2,882	32,365
†Axogen, Inc.	1,694	55,445
Baxter International, Inc.	12,243	233,964
Becton Dickinson & Co.	5,208	1,010,716
†Bioventus, Inc. Class A	5,653	42,058
†Boston Scientific Corp.	9,725	927,279
CONMED Corp.	1,545	62,727
†Cooper Cos., Inc.	4,032	330,463
Dentsply Sirona, Inc.	5,874	67,140
†Dexcom, Inc.	3,865	256,520
LVIP Dimensional U.S. Core Equity 2 Fund-13

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Edwards Lifesciences Corp.	6,023	$513,461
†Electromed, Inc.	1,109	32,294
Embecta Corp.	547	6,498
†Enovis Corp.	2,217	59,061
†Envista Holdings Corp.	7,903	171,574
†FONAR Corp.	558	10,356
GE HealthCare Technologies, Inc.	8,446	692,741
†Globus Medical, Inc. Class A	1,855	161,960
†Haemonetics Corp.	1,802	144,430
†Hologic, Inc.	4,995	372,077
†ICU Medical, Inc.	685	97,729
†IDEXX Laboratories, Inc.	1,392	941,730
†Inogen, Inc.	962	6,465
†Inspire Medical Systems, Inc.	204	18,815
†Insulet Corp.	1,078	306,411
†Integer Holdings Corp.	1,583	124,155
†Integra LifeSciences Holdings Corp.	3,804	47,246
†Intuitive Surgical, Inc.	1,027	581,652
iRadimed Corp.	396	38,523
†Kewaunee Scientific Corp.	820	30,676
†Lantheus Holdings, Inc.	2,205	146,743
LeMaitre Vascular, Inc.	1,009	81,830
†LENSAR, Inc.	965	11,223
†LivaNova PLC	3,030	186,436
†Masimo Corp.	344	44,741
Medtronic PLC	10,996	1,056,276
†Merit Medical Systems, Inc.	2,863	252,345
†Neogen Corp.	1,243	8,689
†Novocure Ltd.	3,568	46,134
=†OmniAb, Inc. Earnout Shares	344	0
=†OmniAb, Inc. Earnout Shares.	344	0
†Omnicell, Inc.	1,495	67,723
†OraSure Technologies, Inc.	3,929	9,508
†Orthofix Medical, Inc.	1,905	28,880
†OrthoPediatrics Corp.	500	8,880
†Penumbra, Inc.	250	77,727
†QuidelOrtho Corp.	361	10,310
ResMed, Inc.	2,330	561,227
†SI-BONE, Inc.	200	3,944
†Sight Sciences, Inc.	2,357	18,691
†Solventum Corp.	678	53,725
†STAAR Surgical Co.	327	7,550
STERIS PLC	2,068	524,279
Stryker Corp.	2,241	787,644
†Tactile Systems Technology, Inc.	2,636	76,444
Teleflex, Inc.	1,357	165,608
†TransMedics Group, Inc.	310	37,711
†UFP Technologies, Inc.	419	93,030
Utah Medical Products, Inc.	304	17,012
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Varex Imaging Corp.	2,809	$32,725
Zimmer Biomet Holdings, Inc.	4,704	422,984
		14,622,412
Health Care Providers & Services–1.89%
†Acadia Healthcare Co., Inc.	3,719	52,773
†AdaptHealth Corp.	3,161	31,484
†Addus HomeCare Corp.	1,037	111,363
†agilon health, Inc.	5,592	3,851
†AMN Healthcare Services, Inc.	1,557	24,538
†Astrana Health, Inc.	3,028	75,125
†BrightSpring Health Services, Inc.	2,796	104,710
†Brookdale Senior Living, Inc.	14,577	157,286
Cardinal Health, Inc.	3,383	695,206
†Castle Biosciences, Inc.	800	31,120
Cencora, Inc.	3,369	1,137,880
†Centene Corp.	11,157	459,110
Chemed Corp.	585	250,298
Cigna Group	4,169	1,147,434
†Community Health Systems, Inc.	5,888	18,371
Concentra Group Holdings Parent, Inc.	4,726	93,008
†CorVel Corp.	2,129	144,069
†Cross Country Healthcare, Inc.	2,183	17,682
CVS Health Corp.	13,142	1,042,949
†DaVita, Inc.	1,942	220,631
Elevance Health, Inc.	3,126	1,095,819
Encompass Health Corp.	5,635	598,099
†Enhabit, Inc.	3,856	35,552
Ensign Group, Inc.	3,180	553,956
†Fulgent Genetics, Inc.	885	23,249
†Guardant Health, Inc.	842	86,002
HCA Healthcare, Inc.	823	384,226
†HealthEquity, Inc.	3,352	307,077
†Henry Schein, Inc.	4,163	314,639
Humana, Inc.	1,871	479,219
†InfuSystem Holdings, Inc.	1,714	15,375
†Joint Corp.	300	2,616
Labcorp Holdings, Inc.	2,170	544,410
†LifeStance Health Group, Inc.	7,787	54,820
McKesson Corp.	610	500,377
†Molina Healthcare, Inc.	1,694	293,977
National HealthCare Corp.	1,163	159,436
National Research Corp.	1,656	31,083
†NeoGenomics, Inc.	5,840	68,678
†OPKO Health, Inc.	13,338	16,806
†Option Care Health, Inc.	5,646	179,882
†Owens & Minor, Inc.	4,089	11,449
LVIP Dimensional U.S. Core Equity 2 Fund-14

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Pediatrix Medical Group, Inc.	5,330	$114,009
†Pennant Group, Inc.	1,314	36,989
†Privia Health Group, Inc.	1,701	40,331
†Progyny, Inc.	2,014	51,719
Quest Diagnostics, Inc.	2,834	491,784
†RadNet, Inc.	3,063	218,545
Select Medical Holdings Corp.	5,857	86,976
†Strata Critical Medical, Inc.	5,327	25,623
†Surgery Partners, Inc.	4,969	76,771
†Talkspace, Inc.	3,205	11,634
†Tenet Healthcare Corp.	4,914	976,510
U.S. Physical Therapy, Inc.	363	28,347
UnitedHealth Group, Inc.	9,307	3,072,334
Universal Health Services, Inc. Class B	2,501	545,268
		17,352,475
Health Care Technology–0.07%
†American Well Corp. Class A	263	1,291
†Certara, Inc.	6,060	53,388
†Definitive Healthcare Corp.	3,780	10,849
†Doximity, Inc. Class A	1,110	49,151
†Evolent Health, Inc. Class A	6,148	24,592
†GoodRx Holdings, Inc. Class A	4,994	13,534
†Health Catalyst, Inc.	2,400	5,736
HealthStream, Inc.	2,713	62,589
†OptimizeRx Corp.	1,975	24,213
†Phreesia, Inc.	480	8,122
†Schrodinger, Inc.	1,902	34,008
†Simulations Plus, Inc.	804	14,657
†Teladoc Health, Inc.	6,301	44,107
†TruBridge, Inc.	313	6,908
†Veeva Systems, Inc. Class A	1,418	316,540
		669,685
Hotels, Restaurants & Leisure–1.76%
†Airbnb, Inc. Class A	2,098	284,741
Aramark	9,872	363,882
†Biglari Holdings, Inc. Class A	136	52,248
†BJ's Restaurants, Inc.	1,840	72,496
Bloomin' Brands, Inc.	3,646	22,496
Booking Holdings, Inc.	166	888,985
Boyd Gaming Corp.	2,222	189,403
Brightstar Lottery PLC	3,976	61,549
†Brinker International, Inc.	1,880	269,818
†Caesars Entertainment, Inc.	5,797	135,592
†Carnival Corp.	30,387	928,019
†Cava Group, Inc.	1,216	71,367
Cheesecake Factory, Inc.	3,354	169,310
†Chipotle Mexican Grill, Inc.	15,150	560,550
Choice Hotels International, Inc.	2,146	204,428
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Churchill Downs, Inc.	2,699	$307,092
Cracker Barrel Old Country Store, Inc.	903	22,936
Darden Restaurants, Inc.	2,981	548,564
†Dave & Buster's Entertainment, Inc.	1,895	30,718
†Denny's Corp.	3,911	24,326
Dine Brands Global, Inc.	552	17,741
Domino's Pizza, Inc.	622	259,262
†DoorDash, Inc. Class A	896	202,926
†DraftKings, Inc. Class A	3,203	110,375
†Dutch Bros, Inc. Class A	1,973	120,787
†El Pollo Loco Holdings, Inc.	3,403	35,595
Expedia Group, Inc.	3,045	862,679
†First Watch Restaurant Group, Inc.	3,027	45,647
†Flutter Entertainment PLC	2,057	442,337
†Global Business Travel Group I	5,626	43,039
Golden Entertainment, Inc.	647	17,592
†Hilton Grand Vacations, Inc.	4,987	223,168
Hilton Worldwide Holdings, Inc.	1,452	417,087
Hyatt Hotels Corp. Class A	1,426	228,616
Krispy Kreme, Inc.	6,170	24,803
†Kura Sushi USA, Inc. Class A	610	31,921
Las Vegas Sands Corp.	11,369	740,008
†Life Time Group Holdings, Inc.	7,126	189,409
†Lindblad Expeditions Holdings, Inc.	3,554	51,249
Marriott International, Inc. Class A	1,217	377,562
Marriott Vacations Worldwide Corp.	1,552	89,535
McDonald's Corp.	3,383	1,033,946
†MGM Resorts International	7,173	261,743
Nathan's Famous, Inc.	298	27,884
†Norwegian Cruise Line Holdings Ltd.	11,656	260,162
Papa John's International, Inc.	828	31,870
†Penn Entertainment, Inc.	3,322	49,000
†Planet Fitness, Inc. Class A	2,230	241,888
†Portillo's, Inc. Class A	1,400	6,356
†Pursuit Attractions & Hospitality, Inc.	1,218	41,022
Red Rock Resorts, Inc. Class A	2,753	170,548
Royal Caribbean Cruises Ltd.	5,391	1,503,658
†Rush Street Interactive, Inc.	3,305	64,216
†Sabre Corp.	5,918	8,048
†Shake Shack, Inc. Class A	835	67,777
Starbucks Corp.	4,736	398,819
†Sweetgreen, Inc. Class A	5,021	33,942
LVIP Dimensional U.S. Core Equity 2 Fund-15

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
†Target Hospitality Corp.	1,687	$13,513
Texas Roadhouse, Inc.	3,057	507,462
Travel & Leisure Co.	2,549	179,781
†United Parks & Resorts, Inc.	1,671	60,657
Vail Resorts, Inc.	1,881	249,797
Wendy's Co.	5,418	45,132
Wingstop, Inc.	778	185,545
Wyndham Hotels & Resorts, Inc.	4,003	302,467
Wynn Resorts Ltd.	1,444	173,757
Yum! Brands, Inc.	3,499	529,329
		16,188,177
Household Durables–0.97%
Bassett Furniture Industries, Inc.	722	12,101
†Beazer Homes USA, Inc.	2,298	46,580
†Cavco Industries, Inc.	442	261,107
Century Communities, Inc.	1,188	70,508
†Champion Homes, Inc.	2,254	190,463
Cricut, Inc. Class A	5,026	24,879
DR Horton, Inc.	5,753	828,605
†Dream Finders Homes, Inc. Class A	1,113	19,032
Ethan Allen Interiors, Inc.	1,750	39,970
Flexsteel Industries, Inc.	419	16,546
Garmin Ltd.	3,928	796,795
†GoPro, Inc. Class A	2,100	2,961
†Green Brick Partners, Inc.	2,553	159,971
Hamilton Beach Brands Holding Co. Class A	652	10,725
†Helen of Troy Ltd.	919	19,529
Hooker Furnishings Corp.	831	9,382
†Hovnanian Enterprises, Inc. Class A	551	53,744
Installed Building Products, Inc.	1,453	376,894
KB Home	2,600	146,666
La-Z-Boy, Inc.	2,702	100,703
†Legacy Housing Corp.	594	11,595
Leggett & Platt, Inc.	7,210	79,310
Lennar Corp. Class A	4,555	463,931
†LGI Homes, Inc.	1,190	51,122
Lifetime Brands, Inc.	785	3,101
†Lovesac Co.	603	8,894
†M/I Homes, Inc.	1,091	139,593
Meritage Homes Corp.	3,945	259,581
†Mohawk Industries, Inc.	2,110	230,623
Newell Brands, Inc.	14,612	54,357
†NVR, Inc.	121	882,425
PulteGroup, Inc.	6,526	765,239
†SharkNinja, Inc.	4,229	473,225
Somnigroup International, Inc.	7,314	652,994
†Sonos, Inc.	2,987	52,452
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
†Taylor Morrison Home Corp.	5,362	$315,661
Toll Brothers, Inc.	4,110	555,754
†TopBuild Corp.	1,375	573,636
†Tri Pointe Homes, Inc.	2,946	92,711
†Universal Electronics, Inc.	867	3,130
Whirlpool Corp.	480	34,627
		8,891,122
Household Products–0.70%
†Central Garden & Pet Co.	3,810	113,860
Church & Dwight Co., Inc.	5,791	485,575
Clorox Co.	2,258	227,674
Colgate-Palmolive Co.	8,277	654,048
Energizer Holdings, Inc.	2,174	43,241
Kimberly-Clark Corp.	5,037	508,183
Oil-Dri Corp. of America	564	27,602
Procter & Gamble Co.	28,884	4,139,366
Reynolds Consumer Products, Inc.	2,589	59,340
Spectrum Brands Holdings, Inc.	1,235	72,964
WD-40 Co.	654	128,773
		6,460,626
Independent Power and Renewable Electricity Producers–0.26%
AES Corp.	8,298	118,993
Clearway Energy, Inc. Class A	5,540	180,570
†Hallador Energy Co.	3,632	69,153
†Montauk Renewables, Inc.	2,515	4,200
Ormat Technologies, Inc.	2,822	311,746
†Talen Energy Corp.	104	38,984
Vistra Corp.	10,158	1,638,790
		2,362,436
Industrial Conglomerates–0.23%
3M Co.	5,816	931,141
Honeywell International, Inc.	5,876	1,146,349
		2,077,490
Insurance–3.29%
Aflac, Inc.	8,193	903,442
Allstate Corp.	5,808	1,208,935
American Coastal Insurance Corp. Class C	900	11,367
American Financial Group, Inc.	4,026	550,274
American International Group, Inc.	12,139	1,038,491
AMERISAFE, Inc.	1,468	56,386
Aon PLC Class A	3,400	1,199,792
†Arch Capital Group Ltd.	10,534	1,010,421
Arthur J Gallagher & Co.	2,027	524,567
Assurant, Inc.	2,383	573,946
Assured Guaranty Ltd.	2,908	261,342
Axis Capital Holdings Ltd.	5,052	541,019
LVIP Dimensional U.S. Core Equity 2 Fund-16

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†Baldwin Insurance Group, Inc.	2,221	$53,371
†Bowhead Specialty Holdings, Inc.	609	17,381
†Brighthouse Financial, Inc.	2,418	156,662
Brown & Brown, Inc.	6,490	517,253
Chubb Ltd.	3,997	1,247,544
Cincinnati Financial Corp.	3,594	586,972
CNO Financial Group, Inc.	6,176	262,295
Crawford & Co. Class A	3,914	42,647
Donegal Group, Inc. Class A	996	19,900
†eHealth, Inc.	1,543	7,098
Employers Holdings, Inc.	2,097	90,527
Erie Indemnity Co. Class A	736	210,974
Everest Group Ltd.	1,231	417,740
F&G Annuities & Life, Inc.	1,805	55,684
Fidelis Insurance Holdings Ltd.	1,261	24,678
Fidelity National Financial, Inc.	11,124	607,259
First American Financial Corp.	5,770	354,509
†Genworth Financial, Inc. Class A	22,919	206,959
Globe Life, Inc.	4,016	561,678
Goosehead Insurance, Inc. Class A	189	13,920
†Greenlight Capital Re Ltd. Class A	1,907	27,804
†Hamilton Insurance Group Ltd. Class B	464	12,946
Hanover Insurance Group, Inc.	2,458	449,249
Hartford Insurance Group, Inc.	10,612	1,462,334
HCI Group, Inc.	834	159,869
†Heritage Insurance Holdings, Inc.	2,393	70,019
†Hippo Holdings, Inc.	320	9,626
Horace Mann Educators Corp.	2,359	108,939
Investors Title Co.	124	30,955
James River Group Holdings, Inc.	1,705	10,844
Kemper Corp.	3,233	131,066
†Kestrel Group Ltd.	276	2,826
Kinsale Capital Group, Inc.	763	298,425
Loews Corp.	5,944	625,963
†Markel Group, Inc.	350	752,377
Marsh & McLennan Cos., Inc.	5,082	942,813
Mercury General Corp.	3,824	359,685
MetLife, Inc.	17,668	1,394,712
†NI Holdings, Inc.	863	11,478
†Octave Specialty Group, Inc.	2,234	17,381
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Old Republic International Corp.	10,586	$483,145
†Oscar Health, Inc. Class A	7,674	110,275
†Palomar Holdings, Inc.	598	80,586
Primerica, Inc.	2,067	534,030
Principal Financial Group, Inc.	7,348	648,167
†ProAssurance Corp.	3,203	77,384
Progressive Corp.	5,839	1,329,657
Prudential Financial, Inc.	7,272	820,863
Reinsurance Group of America, Inc.	2,470	502,546
RenaissanceRe Holdings Ltd.	1,845	518,740
RLI Corp.	3,617	231,416
Safety Insurance Group, Inc.	1,159	90,298
Selective Insurance Group, Inc.	2,641	220,972
†Selectquote, Inc.	567	799
†SiriusPoint Ltd.	7,714	168,859
†Skyward Specialty Insurance Group, Inc.	1,855	94,809
Stewart Information Services Corp.	1,688	118,599
Tiptree, Inc.	1,600	29,232
Travelers Cos., Inc.	5,279	1,531,227
†Trupanion, Inc.	711	26,570
United Fire Group, Inc.	2,034	73,936
Universal Insurance Holdings, Inc.	1,326	44,819
Unum Group	6,850	530,875
W.R. Berkley Corp.	8,009	561,591
White Mountains Insurance Group Ltd.	179	371,967
Willis Towers Watson PLC	2,493	819,200
		30,234,906
Interactive Media & Services–5.56%
Alphabet, Inc. Class A	92,583	29,010,278
†Angi, Inc.	163	2,108
†Bumble, Inc. Class A	6,388	22,805
†Cargurus, Inc.	2,955	113,324
†Cars.com, Inc.	3,451	42,102
†DHI Group, Inc.	3,155	4,890
†EverQuote, Inc. Class A	500	13,500
†fuboTV, Inc. Class A	8,998	22,675
†Grindr, Inc.	2,694	36,477
Match Group, Inc.	5,468	176,562
Meta Platforms, Inc. Class A	31,391	20,720,885
†Pinterest, Inc. Class A	7,883	204,091
†QuinStreet, Inc.	3,300	47,421
†Reddit, Inc. Class A	715	164,357
Shutterstock, Inc.	1,614	30,828
†Snap, Inc. Class A	13,114	105,830
†TripAdvisor, Inc.	4,675	68,068
†TrueCar, Inc.	6,947	15,700
LVIP Dimensional U.S. Core Equity 2 Fund-17

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†Yelp, Inc.	2,364	$71,842
Zedge, Inc. Class B	591	1,939
†Ziff Davis, Inc.	1,954	68,683
†ZoomInfo Technologies, Inc.	9,790	99,564
		51,043,929
IT Services–1.21%
Accenture PLC Class A	6,134	1,645,752
†Akamai Technologies, Inc.	4,082	356,154
Amdocs Ltd.	4,487	361,248
†ASGN, Inc.	1,612	77,650
†Cloudflare, Inc. Class A	488	96,209
Cognizant Technology Solutions Corp. Class A	10,584	878,472
†Crexendo, Inc.	2,357	15,250
†DigitalOcean Holdings, Inc.	1,949	93,786
†DXC Technology Co.	6,346	92,969
†EPAM Systems, Inc.	1,255	257,124
†Fastly, Inc. Class A	5,634	57,354
†Gartner, Inc.	1,554	392,043
†Globant SA	1,310	85,635
†GoDaddy, Inc. Class A	2,711	336,381
†Grid Dynamics Holdings, Inc.	2,155	19,460
Hackett Group, Inc.	2,748	53,943
Information Services Group, Inc.	2,900	16,762
International Business Machines Corp.	14,834	4,393,979
†Kyndryl Holdings, Inc.	8,035	213,410
†MongoDB, Inc.	696	292,104
†Okta, Inc.	3,353	289,934
=†Pivotal Software, Inc.	3,203	0
†Research Solutions, Inc.	3,554	10,449
†Snowflake, Inc. Class A	609	133,590
†Twilio, Inc. Class A	4,149	590,154
†Unisys Corp.	1,659	4,579
VeriSign, Inc.	1,380	335,271
		11,099,662
Leisure Products–0.18%
Acushnet Holdings Corp.	3,432	273,942
†American Outdoor Brands, Inc.	1,803	13,937
Brunswick Corp.	2,522	187,233
†Funko, Inc. Class A	1,250	4,250
Hasbro, Inc.	4,346	356,372
JAKKS Pacific, Inc.	616	10,398
Johnson Outdoors, Inc. Class A	436	18,508
†Latham Group, Inc.	1,598	10,148
†Malibu Boats, Inc. Class A	1,084	30,580
Marine Products Corp.	2,133	18,685
†MasterCraft Boat Holdings, Inc.	1,000	18,910
†Mattel, Inc.	18,315	363,370
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Leisure Products (continued)
Polaris, Inc.	2,368	$149,776
Smith & Wesson Brands, Inc.	2,575	25,415
†Topgolf Callaway Brands Corp.	7,331	85,553
†YETI Holdings, Inc.	1,966	86,838
		1,653,915
Life Sciences Tools & Services–0.94%
†10X Genomics, Inc. Class A	1,470	23,976
†Adaptive Biotechnologies Corp.	4,172	67,753
Agilent Technologies, Inc.	5,210	708,925
†Alpha Teknova, Inc.	1,800	6,840
†Avantor, Inc.	13,009	149,083
†Azenta, Inc.	1,794	59,668
†BioLife Solutions, Inc.	3,097	74,885
†Bio-Rad Laboratories, Inc. Class A	570	172,704
Bio-Techne Corp.	2,920	171,725
Bruker Corp.	4,639	218,543
†Champions Oncology, Inc.	1,317	9,100
†Charles River Laboratories International, Inc.	1,615	322,160
†CryoPort, Inc.	2,671	25,642
†Cytek Biosciences, Inc.	2,976	15,029
Danaher Corp.	4,618	1,057,153
†Fortrea Holdings, Inc.	3,037	52,388
†ICON PLC	90	16,400
†Illumina, Inc.	1,543	202,380
†IQVIA Holdings, Inc.	4,967	1,119,611
†Maravai LifeSciences Holdings, Inc. Class A	5,321	17,293
†Medpace Holdings, Inc.	909	510,540
Mesa Laboratories, Inc.	221	17,349
†Mettler-Toledo International, Inc.	245	341,577
†Nautilus Biotechnology, Inc.	5,121	9,986
†Niagen Bioscience, Inc.	5,572	35,438
†OmniAb, Inc.	4,454	8,240
†Pacific Biosciences of California, Inc.	7,405	13,847
†Quanterix Corp.	1,218	7,747
†Repligen Corp.	1,464	239,891
Revvity, Inc.	2,954	285,800
†Seer, Inc.	2,828	5,175
†Sotera Health Co.	9,153	161,459
†Tempus AI, Inc.	684	40,390
Thermo Fisher Scientific, Inc.	2,662	1,542,496
†Waters Corp.	1,617	614,185
West Pharmaceutical Services, Inc.	1,251	344,200
		8,669,578
LVIP Dimensional U.S. Core Equity 2 Fund-18

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery–3.06%
†3D Systems Corp.	6,912	$12,234
Aebi Schmidt Holding AG	2,466	31,195
AGCO Corp.	3,171	330,799
Alamo Group, Inc.	568	95,350
Albany International Corp. Class A	1,256	63,679
Allison Transmission Holdings, Inc.	4,609	451,221
Astec Industries, Inc.	1,462	63,334
Atmus Filtration Technologies, Inc.	1,726	89,597
†Blue Bird Corp.	812	38,164
Caterpillar, Inc.	6,692	3,833,646
†CECO Environmental Corp.	1,187	71,042
†Chart Industries, Inc.	485	100,022
Chicago Rivet & Machine Co.	189	2,629
CNH Industrial NV	43,442	400,535
Columbus McKinnon Corp.	1,631	28,135
†Commercial Vehicle Group, Inc.	4,182	6,022
Crane Co.	2,254	415,705
Cummins, Inc.	3,231	1,649,264
Deere & Co.	4,430	2,062,475
Donaldson Co., Inc.	6,881	610,069
Douglas Dynamics, Inc.	1,386	45,253
Dover Corp.	2,841	554,677
Eastern Co.	515	10,140
†Energy Recovery, Inc.	2,984	40,254
Enerpac Tool Group Corp.	2,890	110,514
Enpro, Inc.	1,135	243,038
Esab Corp.	2,239	250,141
ESCO Technologies, Inc.	1,263	246,778
Federal Signal Corp.	3,403	369,532
Flowserve Corp.	5,902	409,481
Fortive Corp.	7,404	408,775
Franklin Electric Co., Inc.	2,494	238,252
†Gates Industrial Corp. PLC	3,772	80,985
†Gencor Industries, Inc.	1,204	15,604
Gorman-Rupp Co.	2,146	102,471
Graco, Inc.	3,675	301,240
†Graham Corp.	501	32,179
Greenbrier Cos., Inc.	1,954	91,330
Helios Technologies, Inc.	1,979	105,857
Hillenbrand, Inc.	1,168	37,049
†Hillman Solutions Corp.	9,490	82,183
†Hurco Cos., Inc.	300	4,635
Hyster-Yale, Inc.	834	24,778
IDEX Corp.	1,637	291,288
Illinois Tool Works, Inc.	4,759	1,172,142
Ingersoll Rand, Inc.	7,259	575,058
ITT, Inc.	3,429	594,966
Kadant, Inc.	581	165,597
Kennametal, Inc.	5,039	143,158
†L.B. Foster Co. Class A	762	20,536
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Lincoln Electric Holdings, Inc.	3,420	$819,569
Lindsay Corp.	475	55,988
Luxfer Holdings PLC	1,289	17,440
†Manitowoc Co., Inc.	3,195	38,308
†Mayville Engineering Co., Inc.	557	10,427
†Middleby Corp.	2,587	384,609
Miller Industries, Inc.	637	23,805
Mueller Industries, Inc.	4,989	572,737
Mueller Water Products, Inc. Class A	8,420	200,564
†NN, Inc.	5,648	7,229
Nordson Corp.	1,271	305,586
Omega Flex, Inc.	460	13,542
Oshkosh Corp.	3,866	485,686
Otis Worldwide Corp.	5,390	470,816
PACCAR, Inc.	10,527	1,152,812
Parker-Hannifin Corp.	844	741,842
Park-Ohio Holdings Corp.	1,241	25,987
Pentair PLC	7,255	755,536
†Perma-Pipe International Holdings, Inc.	757	22,982
†Proto Labs, Inc.	1,067	53,980
†RBC Bearings, Inc.	700	313,901
REV Group, Inc.	3,333	202,680
Snap-on, Inc.	1,224	421,790
†SPX Technologies, Inc.	2,330	466,140
Standex International Corp.	630	136,886
Stanley Black & Decker, Inc.	4,384	325,643
Tennant Co.	863	63,603
Terex Corp.	2,159	115,247
Timken Co.	4,369	367,564
†Titan International, Inc.	2,315	18,126
Toro Co.	3,348	263,555
Trinity Industries, Inc.	5,040	133,258
Twin Disc, Inc.	600	10,008
Wabash National Corp.	2,605	22,533
Watts Water Technologies, Inc. Class A	1,503	414,858
Westinghouse Air Brake Technologies Corp.	3,675	784,429
Worthington Enterprises, Inc.	2,613	134,752
Xylem, Inc.	4,694	639,229
		28,116,655
Marine Transportation–0.06%
†Costamare Bulkers Holdings Ltd.	1,271	19,586
Costamare, Inc.	6,357	100,377
Genco Shipping & Trading Ltd.	2,086	38,445
†Kirby Corp.	2,086	229,836
LVIP Dimensional U.S. Core Equity 2 Fund-19

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Marine Transportation (continued)
Matson, Inc.	1,373	$169,634
Pangaea Logistics Solutions Ltd.	3,860	26,557
		584,435
Media–0.80%
†Advantage Solutions, Inc.	5,958	5,243
†AMC Networks, Inc. Class A	1,659	15,794
†Boston Omaha Corp. Class A	1,027	12,704
Cable One, Inc.	196	22,119
†Cardlytics, Inc.	5,823	6,696
†Charter Communications, Inc. Class A	3,710	774,463
Comcast Corp. Class A	64,481	1,927,337
†DoubleVerify Holdings, Inc.	2,056	23,521
Entravision Communications Corp. Class A	4,034	11,820
†EW Scripps Co. Class A	5,690	22,703
Fox Corp. Class A	13,845	953,550
†Gambling.com Group Ltd.	2,200	12,012
Gray Media, Inc.	5,362	25,952
John Wiley & Sons, Inc. Class A	1,790	54,828
†Liberty Broadband Corp. Class A	3,606	175,025
†Magnite, Inc.	7,190	116,694
†Marchex, Inc. Class B	5,340	8,864
New York Times Co. Class A	6,656	462,060
News Corp. Class A	17,038	464,456
Nexstar Media Group, Inc.	2,010	408,131
Omnicom Group, Inc.	15,444	1,247,103
†Optimum Communications, Inc. Class A	10,271	16,947
Paramount Skydance Corp. Class B	9,458	126,737
†PubMatic, Inc. Class A	1,163	10,316
Saga Communications, Inc. Class A	635	7,245
Scholastic Corp.	1,560	46,223
Sinclair, Inc.	911	13,938
†Stagwell, Inc.	4,200	20,538
†TechTarget, Inc.	959	5,179
TEGNA, Inc.	12,221	237,210
†Thryv Holdings, Inc.	1,751	10,594
†Trade Desk, Inc. Class A	1,770	67,189
†Urban One, Inc.	3,828	3,288
†USA TODAY Co., Inc.	11,594	59,709
		7,376,188
Metals & Mining–1.05%
Alcoa Corp.	11,273	599,047
†Alpha Metallurgical Resources, Inc.	638	127,523
†Ampco-Pittsburgh Corp.	782	4,168
†Ascent Industries Co.	1,221	19,768
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Caledonia Mining Corp. PLC	1,249	$32,686
†Century Aluminum Co.	4,700	184,146
†Cleveland-Cliffs, Inc.	17,895	237,646
†Coeur Mining, Inc.	22,731	405,294
Commercial Metals Co.	7,116	492,569
†Compass Minerals International, Inc.	2,029	39,850
†Dakota Gold Corp.	2,786	15,824
Ferroglobe PLC	9,406	43,644
Fortitude Gold Corp.	1,049	4,038
Freeport-McMoRan, Inc.	20,726	1,052,674
Friedman Industries, Inc.	5	102
Hecla Mining Co.	36,267	695,964
†Idaho Strategic Resources, Inc.	1,820	73,346
Kaiser Aluminum Corp.	589	67,653
Materion Corp.	961	119,472
†Metallus, Inc.	3,184	54,637
†MP Materials Corp.	4,309	217,691
Newmont Corp.	17,528	1,750,171
Nexa Resources SA	4,710	41,683
Nucor Corp.	5,010	817,181
Olympic Steel, Inc.	623	26,655
†Ramaco Resources, Inc. Class A	1,465	26,037
Reliance, Inc.	2,061	595,361
Royal Gold, Inc.	1,959	435,466
Ryerson Holding Corp.	2,043	51,402
Southern Copper Corp.	1,530	219,509
Steel Dynamics, Inc.	4,894	829,288
SunCoke Energy, Inc.	6,128	44,122
†Tredegar Corp.	3,415	24,520
Warrior Met Coal, Inc.	2,150	189,565
Worthington Steel, Inc.	2,618	90,635
		9,629,337
Multi-Utilities–0.46%
Ameren Corp.	3,819	381,365
Avista Corp.	2,686	103,519
Black Hills Corp.	964	66,921
CenterPoint Energy, Inc.	9,535	365,572
CMS Energy Corp.	5,086	355,664
Consolidated Edison, Inc.	5,083	504,844
Dominion Energy, Inc.	5,531	324,061
DTE Energy Co.	2,831	365,142
NiSource, Inc.	8,491	354,584
Northwestern Energy Group, Inc.	1,697	109,524
Public Service Enterprise Group, Inc.	5,861	470,638
Sempra	4,488	396,246
Unitil Corp.	1,166	56,481
WEC Energy Group, Inc.	3,452	364,048
		4,218,609
LVIP Dimensional U.S. Core Equity 2 Fund-20

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–3.63%
†Amplify Energy Corp.	3,085	$14,098
Antero Midstream Corp.	22,565	401,431
†Antero Resources Corp.	8,049	277,369
APA Corp.	11,924	291,661
Ardmore Shipping Corp.	2,791	29,557
†Battalion Oil Corp.	29	33
California Resources Corp.	4,553	203,565
†Centrus Energy Corp. Class A	700	169,932
Cheniere Energy, Inc.	6,579	1,278,892
Chevron Corp.	22,452	3,421,909
Chord Energy Corp.	671	62,202
Civitas Resources, Inc.	554	15,008
†Clean Energy Fuels Corp.	12,425	26,092
†CNX Resources Corp.	7,765	285,519
†Comstock Resources, Inc.	11,629	269,560
ConocoPhillips	22,004	2,059,794
Core Natural Resources, Inc.	2,556	226,232
Coterra Energy, Inc.	26,720	703,270
Crescent Energy Co. Class A	6,087	51,070
†CVR Energy, Inc.	2,972	75,608
Delek U.S. Holdings, Inc.	2,696	79,963
Devon Energy Corp.	28,945	1,060,255
DHT Holdings, Inc.	9,475	115,690
Diamondback Energy, Inc.	6,182	929,340
Dorian LPG Ltd.	2,455	59,755
DT Midstream, Inc.	4,367	522,643
EOG Resources, Inc.	11,935	1,253,294
Epsilon Energy Ltd.	2,128	9,874
EQT Corp.	13,444	720,598
Evolution Petroleum Corp.	2,220	7,859
Excelerate Energy, Inc. Class A	1,162	32,594
Expand Energy Corp.	5,373	592,964
Exxon Mobil Corp.	51,314	6,175,127
FutureFuel Corp.	4,158	13,264
Granite Ridge Resources, Inc.	3,316	15,585
†Green Plains, Inc.	3,877	37,995
†Gulfport Energy Corp.	473	98,379
HF Sinclair Corp.	8,304	382,648
International Seaways, Inc.	2,158	104,771
Kinder Morgan, Inc.	25,792	709,022
Kinetik Holdings, Inc.	896	32,301
†Kosmos Energy Ltd.	14,647	13,291
Magnolia Oil & Gas Corp. Class A	9,382	205,372
Marathon Petroleum Corp.	6,154	1,000,825
Matador Resources Co.	5,316	225,611
Murphy Oil Corp.	5,919	184,969
NACCO Industries, Inc. Class A	326	15,987
Nordic American Tankers Ltd.	14,832	51,022
Northern Oil & Gas, Inc.	1,139	24,454
Occidental Petroleum Corp.	19,836	815,656
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
ONEOK, Inc.	13,084	$961,674
Ovintiv, Inc.	13,095	513,193
†Par Pacific Holdings, Inc.	3,626	127,418
PBF Energy, Inc. Class A	5,112	138,637
Peabody Energy Corp.	4,356	129,373
Permian Resources Corp.	19,935	279,688
Phillips 66	7,915	1,021,352
†PrimeEnergy Resources Corp.	202	34,542
Range Resources Corp.	13,109	462,223
†REX American Resources Corp.	1,826	59,016
SandRidge Energy, Inc.	3,035	43,795
Scorpio Tankers, Inc.	1,997	101,508
SFL Corp. Ltd.	6,493	50,710
SM Energy Co.	4,106	76,782
†Talos Energy, Inc.	4,058	44,719
Targa Resources Corp.	5,937	1,095,376
Teekay Corp. Ltd.	3,211	28,995
Teekay Tankers Ltd. Class A	1,148	61,326
Texas Pacific Land Corp.	1,326	380,854
†Uranium Energy Corp.	12,370	144,482
Valero Energy Corp.	6,800	1,106,972
Viper Energy, Inc. Class A	817	31,561
Vitesse Energy, Inc.	1,422	27,388
W&T Offshore, Inc.	4,101	6,685
Williams Cos., Inc.	16,141	970,236
World Kinect Corp.	4,679	109,629
		33,362,044
Paper & Forest Products–0.04%
†Clearwater Paper Corp.	1,500	26,100
Louisiana-Pacific Corp.	3,281	264,974
Mercer International, Inc.	4,679	9,264
Sylvamo Corp.	1,994	96,011
		396,349
Passenger Airlines–0.53%
†Alaska Air Group, Inc.	6,350	319,405
†Allegiant Travel Co.	956	81,518
†American Airlines Group, Inc.	14,699	225,336
Copa Holdings SA Class A	1,782	214,927
Delta Air Lines, Inc.	24,758	1,718,205
†Frontier Group Holdings, Inc.	2,518	11,860
†JetBlue Airways Corp.	12,036	54,764
†SkyWest, Inc.	2,867	287,875
Southwest Airlines Co.	12,115	500,713
†Sun Country Airlines Holdings, Inc.	2,980	42,882
†United Airlines Holdings, Inc.	12,582	1,406,919
		4,864,404
LVIP Dimensional U.S. Core Equity 2 Fund-21

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Care Products–0.13%
†BellRing Brands, Inc.	2,906	$77,677
†Coty, Inc. Class A	28,705	88,411
Edgewell Personal Care Co.	3,074	52,412
†elf Beauty, Inc.	751	57,106
Estee Lauder Cos., Inc. Class A	1,114	116,658
†Herbalife Ltd.	4,218	54,370
†Honest Co., Inc.	7,804	20,134
Interparfums, Inc.	1,241	105,274
Kenvue, Inc.	31,954	551,207
Lifevantage Corp.	2,676	16,484
†Medifast, Inc.	636	6,792
Natural Health Trends Corp.	462	1,428
†Nature's Sunshine Products, Inc.	909	19,616
Nu Skin Enterprises, Inc. Class A	3,625	34,873
†USANA Health Sciences, Inc.	1,458	28,621
		1,231,063
Pharmaceuticals–3.00%
†Amneal Pharmaceuticals, Inc.	8,114	102,236
†Amphastar Pharmaceuticals, Inc.	331	8,864
†ANI Pharmaceuticals, Inc.	935	73,809
†Arvinas, Inc.	1,209	14,339
†Assertio Holdings, Inc.	62	562
†Atea Pharmaceuticals, Inc.	4,025	14,369
Bristol-Myers Squibb Co.	41,992	2,265,049
†Collegium Pharmaceutical, Inc.	1,508	69,820
†Corcept Therapeutics, Inc.	1,967	68,452
†Crinetics Pharmaceuticals, Inc.	253	11,777
†Elanco Animal Health, Inc.	18,347	415,193
Eli Lilly & Co.	9,502	10,211,609
†Fulcrum Therapeutics, Inc.	3,143	35,547
†Harmony Biosciences Holdings, Inc.	2,848	106,572
†Indivior PLC	3,322	119,193
†Innoviva, Inc.	4,842	96,792
†Jazz Pharmaceuticals PLC	1,708	290,360
Johnson & Johnson	30,975	6,410,276
†LENZ Therapeutics, Inc.	632	10,112
†Ligand Pharmaceuticals, Inc.	909	171,865
Merck & Co., Inc.	32,287	3,398,530
†Oramed Pharmaceuticals, Inc.	2,680	7,638
Organon & Co.	1,956	14,025
†Pacira BioSciences, Inc.	2,987	77,304
Perrigo Co. PLC	4,955	68,974
Pfizer, Inc.	65,116	1,621,388
Phibro Animal Health Corp. Class A	1,490	55,666
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Pliant Therapeutics, Inc.	1,160	$1,415
†Prestige Consumer Healthcare, Inc.	2,516	155,212
†Rafael Holdings, Inc. Class B	887	1,047
†Scilex Holding Co.	39	476
SIGA Technologies, Inc.	4,189	25,595
†Supernus Pharmaceuticals, Inc.	4,014	199,496
†Ventyx Biosciences, Inc.	1,006	9,084
Viatris, Inc.	29,225	363,851
Zoetis, Inc.	8,005	1,007,189
		27,503,686
Professional Services–1.16%
Alight, Inc. Class A	6,750	13,162
†Amentum Holdings, Inc.	2,823	81,867
†Asure Software, Inc.	1,711	16,118
Automatic Data Processing, Inc.	5,558	1,429,684
Barrett Business Services, Inc.	1,991	72,094
BGSF, Inc.	458	2,121
Booz Allen Hamilton Holding Corp.	3,300	278,388
Broadridge Financial Solutions, Inc.	2,450	546,766
†CACI International, Inc. Class A	967	515,227
†CBIZ, Inc.	1,981	99,941
†Clarivate PLC	6,339	21,172
Concentrix Corp.	951	39,543
†Conduent, Inc.	11,528	22,134
CRA International, Inc.	465	93,323
CSG Systems International, Inc.	1,488	114,115
†DLH Holdings Corp.	697	3,938
Equifax, Inc.	2,435	528,346
†ExlService Holdings, Inc.	5,939	252,051
Exponent, Inc.	921	63,973
†First Advantage Corp.	8,659	125,815
†Forrester Research, Inc.	1,302	10,572
†Franklin Covey Co.	769	12,904
†FTI Consulting, Inc.	1,233	210,633
Genpact Ltd.	4,452	208,265
HireQuest, Inc.	768	8,072
†Huron Consulting Group, Inc.	1,120	193,659
†IBEX Holdings Ltd.	574	21,915
ICF International, Inc.	989	84,362
Insperity, Inc.	1,316	50,956
Jacobs Solutions, Inc.	2,662	352,609
KBR, Inc.	5,931	238,426
Kelly Services, Inc. Class A	2,914	25,643
Kforce, Inc.	774	23,932
Korn Ferry	3,509	231,664
†Legalzoom.com, Inc.	4,946	49,114
LVIP Dimensional U.S. Core Equity 2 Fund-22

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Professional Services (continued)
Leidos Holdings, Inc.	4,486	$809,274
ManpowerGroup, Inc.	1,931	57,409
Maximus, Inc.	2,858	246,703
†Mistras Group, Inc.	2,371	29,993
†Parsons Corp.	3,000	185,400
Paychex, Inc.	5,534	620,804
Paycom Software, Inc.	1,219	194,260
†Paylocity Holding Corp.	950	144,875
†RCM Technologies, Inc.	1,000	20,445
Resources Connection, Inc.	3,042	15,332
Robert Half, Inc.	3,366	91,421
Science Applications International Corp.	2,091	210,480
SS&C Technologies Holdings, Inc.	5,701	498,381
†TaskUS, Inc. Class A	3,000	35,370
†TIC Solutions, Inc.	3,751	37,923
TransUnion	4,247	364,180
TriNet Group, Inc.	876	51,798
†TrueBlue, Inc.	2,836	12,904
†TTEC Holdings, Inc.	3,257	11,725
UL Solutions, Inc. Class A	281	22,160
†Upwork, Inc.	4,512	89,428
Verisk Analytics, Inc.	2,961	662,346
†Verra Mobility Corp.	5,939	133,093
†Willdan Group, Inc.	746	77,330
		10,665,538
Real Estate Management & Development–0.41%
†AMREP Corp.	442	8,310
†Anywhere Real Estate, Inc.	7,238	102,490
†CBRE Group, Inc. Class A	6,244	1,003,973
†CKX Lands, Inc.	100	915
†Compass, Inc. Class A	15,701	165,960
†CoStar Group, Inc.	4,483	301,437
†Cushman & Wakefield Ltd.	9,105	147,410
†Douglas Elliman, Inc.	3,734	8,850
eXp World Holdings, Inc.	1,193	10,797
†Five Point Holdings LLC Class A	1,459	8,156
†Forestar Group, Inc.	2,282	56,206
†FRP Holdings, Inc.	2,382	54,286
†Howard Hughes Holdings, Inc.	2,366	188,736
†Jones Lang LaSalle, Inc.	2,064	694,474
Kennedy-Wilson Holdings, Inc.	9,523	92,087
Marcus & Millichap, Inc.	2,435	66,451
†Maui Land & Pineapple Co., Inc.	1,011	17,126
Newmark Group, Inc. Class A	9,823	170,331
†RE/MAX Holdings, Inc. Class A	1,472	11,172
RMR Group, Inc. Class A	1,499	22,335
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development (continued)
†Seaport Entertainment Group, Inc.	594	$11,743
St. Joe Co.	2,123	126,042
†Stratus Properties, Inc.	394	9,527
†Tejon Ranch Co.	3,049	48,083
†Zillow Group, Inc. Class A	6,226	424,753
		3,751,650
Semiconductors & Semiconductor Equipment–9.82%
†Advanced Micro Devices, Inc.	7,379	1,580,287
†Allegro MicroSystems, Inc.	5,433	143,322
†Alpha & Omega Semiconductor Ltd.	978	19,374
†Ambarella, Inc.	809	57,310
Amkor Technology, Inc.	10,597	418,370
†Amtech Systems, Inc.	1,163	14,596
Analog Devices, Inc.	3,611	979,303
Applied Materials, Inc.	7,306	1,877,569
†Astera Labs, Inc.	552	91,831
†Axcelis Technologies, Inc.	1,222	98,175
Broadcom, Inc.	23,600	8,167,960
†CEVA, Inc.	1,018	21,907
†Cirrus Logic, Inc.	2,630	311,655
†Cohu, Inc.	2,659	61,875
†Credo Technology Group Holding Ltd.	2,502	360,013
†Diodes, Inc.	2,071	102,183
†Enphase Energy, Inc.	1,541	49,389
Entegris, Inc.	3,102	261,343
†Everspin Technologies, Inc.	2,446	22,699
†First Solar, Inc.	2,316	605,009
†FormFactor, Inc.	3,500	195,230
†GLOBALFOUNDRIES, Inc.	3,030	105,808
†Ichor Holdings Ltd.	1,913	35,257
†indie Semiconductor, Inc. Class A	2,266	7,999
†Intel Corp.	44,887	1,656,330
†inTEST Corp.	1,085	8,105
KLA Corp.	2,154	2,617,282
Kulicke & Soffa Industries, Inc.	2,179	99,275
Lam Research Corp.	17,117	2,930,088
†Lattice Semiconductor Corp.	1,655	121,775
†MACOM Technology Solutions Holdings, Inc.	1,477	252,981
†Magnachip Semiconductor Corp.	1,402	3,575
Marvell Technology, Inc.	6,057	514,724
†MaxLinear, Inc.	2,776	48,386
Microchip Technology, Inc.	7,766	494,849
Micron Technology, Inc.	9,842	2,809,005
MKS, Inc.	1,974	315,445
Monolithic Power Systems, Inc.	489	443,210
†Navitas Semiconductor Corp.	3,750	26,775
LVIP Dimensional U.S. Core Equity 2 Fund-23

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
NVE Corp.	375	$22,249
NVIDIA Corp.	289,305	53,955,382
NXP Semiconductors NV	4,625	1,003,902
†ON Semiconductor Corp.	11,423	618,555
†Onto Innovation, Inc.	1,537	242,631
†PDF Solutions, Inc.	2,280	65,048
†Penguin Solutions, Inc.	2,460	48,118
†Photronics, Inc.	2,572	82,304
Power Integrations, Inc.	1,961	69,694
Qnity Electronics, Inc. Class W/I	4,641	378,938
†Qorvo, Inc.	3,559	300,771
QUALCOMM, Inc.	13,493	2,307,978
†Rambus, Inc.	3,919	360,117
†Silicon Laboratories, Inc.	1,367	178,667
†SiTime Corp.	694	245,114
Skyworks Solutions, Inc.	4,092	259,474
†SolarEdge Technologies, Inc.	763	22,013
†Synaptics, Inc.	1,559	115,397
Teradyne, Inc.	2,325	450,027
Texas Instruments, Inc.	6,851	1,188,580
†Ultra Clean Holdings, Inc.	2,522	63,882
Universal Display Corp.	1,230	143,639
†Veeco Instruments, Inc.	2,578	73,679
		90,126,428
Software–7.34%
A10 Networks, Inc.	2,287	40,457
†ACI Worldwide, Inc.	5,149	246,174
Adeia, Inc.	7,533	129,944
†Adobe, Inc.	5,001	1,750,300
†Agilysys, Inc.	153	18,183
†Alarm.com Holdings, Inc.	1,772	90,407
†Amplitude, Inc. Class A	3,306	38,284
†Appfolio, Inc. Class A	499	116,092
†AppLovin Corp. Class A	4,158	2,801,744
†Atlassian Corp. Class A	315	51,074
†Aurora Innovation, Inc.	51,254	196,815
†Autodesk, Inc.	1,803	533,706
†AvePoint, Inc.	3,296	45,781
Bentley Systems, Inc. Class B	2,883	110,030
†Bill Holdings, Inc.	1,820	99,263
†Blackbaud, Inc.	1,142	72,311
†BlackLine, Inc.	719	39,754
†Box, Inc. Class A	2,831	84,675
†C3.ai, Inc. Class A	4,371	58,921
†Cadence Design Systems, Inc.	913	285,386
†CCC Intelligent Solutions Holdings, Inc.	20,027	159,215
†Cerence, Inc.	2,409	25,752
Clear Secure, Inc. Class A	1,392	48,831
†Commvault Systems, Inc.	456	57,164
†Consensus Cloud Solutions, Inc.	1,160	25,311
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Crowdstrike Holdings, Inc. Class A	408	$191,254
†CS Disco, Inc.	2,868	22,256
†Daily Journal Corp.	100	48,732
†Datadog, Inc. Class A	627	85,266
†Digital Turbine, Inc.	3,073	15,365
†Docusign, Inc.	1,959	133,996
Dolby Laboratories, Inc. Class A	2,255	144,816
†Dropbox, Inc. Class A	4,063	112,951
†Dynatrace, Inc.	4,553	197,327
†eGain Corp.	796	8,191
†Fair Isaac Corp.	302	510,567
†Five9, Inc.	794	15,920
†Fortinet, Inc.	9,997	793,862
†Freshworks, Inc. Class A	6,955	85,199
Gen Digital, Inc.	24,225	658,678
†Guidewire Software, Inc.	1,002	201,412
†HubSpot, Inc.	157	63,004
†I3 Verticals, Inc. Class A	1,655	41,689
†Intapp, Inc.	705	32,303
InterDigital, Inc.	1,836	584,546
Intuit, Inc.	1,138	753,834
†Jamf Holding Corp.	2,873	37,378
†LiveRamp Holdings, Inc.	2,668	78,359
†Manhattan Associates, Inc.	1,182	204,852
Microsoft Corp.	91,141	44,077,610
†Mitek Systems, Inc.	3,573	37,695
†N-able, Inc.	5,589	41,806
†nCino, Inc.	3,473	89,048
†NCR Voyix Corp.	9,975	101,745
†Nutanix, Inc. Class A	2,597	134,239
†ON24, Inc.	506	4,028
OneSpan, Inc.	2,510	32,228
†Ooma, Inc.	1,800	21,114
Oracle Corp.	15,994	3,117,391
†Palantir Technologies, Inc. Class A	5,620	998,955
†Palo Alto Networks, Inc.	1,637	301,535
†PAR Technology Corp.	1,037	37,622
Pegasystems, Inc.	4,160	248,435
†Porch Group, Inc.	1,703	15,548
†Progress Software Corp.	2,321	99,710
†PTC, Inc.	1,895	330,128
†Q2 Holdings, Inc.	712	51,378
†Qualys, Inc.	1,293	171,840
Red Violet, Inc.	199	11,333
†Rimini Street, Inc.	6,516	25,282
†RingCentral, Inc. Class A	628	18,137
†Riot Platforms, Inc.	10,614	134,479
Roper Technologies, Inc.	949	422,428
†Rubrik, Inc. Class A	1,043	79,769
Salesforce, Inc.	7,309	1,936,227
†Samsara, Inc. Class A	1,356	48,070
LVIP Dimensional U.S. Core Equity 2 Fund-24

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†SEMrush Holdings, Inc. Class A	1,619	$19,250
†SentinelOne, Inc. Class A	3,597	53,955
†ServiceNow, Inc.	1,695	259,657
†SoundThinking, Inc.	558	4,481
†Sprinklr, Inc. Class A	2,904	22,593
†SPS Commerce, Inc.	282	25,135
†Synchronoss Technologies, Inc.	257	2,200
†Synopsys, Inc.	1,040	488,509
†Telos Corp.	3,621	18,467
†Teradata Corp.	2,695	82,036
†Tyler Technologies, Inc.	575	261,021
†UiPath, Inc. Class A	13,306	218,085
†Unity Software, Inc.	9,692	428,096
†Vertex, Inc. Class A	1,395	27,858
†Workday, Inc. Class A	315	67,656
†Xperi, Inc.	3,013	17,656
†Yext, Inc.	4,098	33,030
†Zoom Communications, Inc. Class A	5,739	495,218
†Zscaler, Inc.	476	107,062
		67,367,076
Specialized REITs–0.01%
Millrose Properties, Inc.	1,551	46,328
		46,328
Specialty Retail–2.32%
†1-800-Flowers.com, Inc. Class A	3,054	12,002
†Abercrombie & Fitch Co. Class A	1,691	212,846
Academy Sports & Outdoors, Inc.	3,257	162,720
Advance Auto Parts, Inc.	2,697	105,992
American Eagle Outfitters, Inc.	6,933	182,823
†America's Car-Mart, Inc.	473	11,948
†Arhaus, Inc.	2,348	26,321
Arko Corp.	4,300	19,522
†Asbury Automotive Group, Inc.	1,229	285,779
†AutoNation, Inc.	2,262	467,058
†AutoZone, Inc.	107	362,891
Bath & Body Works, Inc.	4,665	93,673
†Bed Bath & Beyond, Inc.	3,668	20,027
Best Buy Co., Inc.	11,310	756,978
†Boot Barn Holdings, Inc.	1,597	281,823
Buckle, Inc.	3,060	163,465
Build-A-Bear Workshop, Inc.	1,134	69,480
†Burlington Stores, Inc.	1,720	496,822
Caleres, Inc.	1,642	19,983
Camping World Holdings, Inc. Class A	1,466	14,264
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†CarMax, Inc.	5,033	$194,475
†Carvana Co.	904	381,506
†Cato Corp. Class A	2,294	7,089
†Chewy, Inc. Class A	1,823	60,250
†Citi Trends, Inc.	946	39,316
Designer Brands, Inc. Class A	3,126	23,226
†Destination XL Group, Inc.	4,125	3,793
Dick's Sporting Goods, Inc.	3,822	756,641
†Duluth Holdings, Inc. Class B	753	1,566
†Five Below, Inc.	2,411	454,136
†Floor & Decor Holdings, Inc. Class A	3,070	186,932
Gap, Inc.	12,803	327,757
Group 1 Automotive, Inc.	814	320,146
†GrowGeneration Corp.	2,382	3,573
Guess?, Inc.	4,877	81,690
Haverty Furniture Cos., Inc.	1,170	27,331
Home Depot, Inc.	13,084	4,502,205
J Jill, Inc.	987	13,542
†Lands' End, Inc.	2,935	42,616
Lithia Motors, Inc.	1,439	478,223
Lowe's Cos., Inc.	2,613	630,151
†MarineMax, Inc.	1,791	43,396
Monro, Inc.	2,081	41,703
Murphy USA, Inc.	828	334,115
†National Vision Holdings, Inc.	3,754	96,928
†OneWater Marine, Inc. Class A	769	8,321
†O'Reilly Automotive, Inc.	3,962	361,374
†Outdoor Holding Co.	8,400	14,364
Penske Automotive Group, Inc.	2,276	360,268
†Petco Health & Wellness Co., Inc.	3,697	10,389
†PetMed Express, Inc.	1,442	4,614
†Revolve Group, Inc.	1,075	32,454
†RH	613	109,819
Ross Stores, Inc.	8,116	1,462,016
†Sally Beauty Holdings, Inc.	4,190	59,749
Shoe Carnival, Inc.	2,018	34,064
Signet Jewelers Ltd.	1,926	159,627
†Sleep Number Corp.	1,810	15,313
Sonic Automotive, Inc. Class A	1,581	97,801
†Sportsman's Warehouse Holdings, Inc.	1,747	2,551
†Stitch Fix, Inc. Class A	990	5,198
Tandy Leather Factory, Inc.	3,803	10,420
†Tilly's, Inc. Class A	2,120	4,219
TJX Cos., Inc.	15,246	2,341,938
Tractor Supply Co.	11,121	556,161
†Ulta Beauty, Inc.	1,850	1,119,269
Upbound Group, Inc.	3,348	58,791
LVIP Dimensional U.S. Core Equity 2 Fund-25

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†Urban Outfitters, Inc.	5,860	$441,024
†Valvoline, Inc.	6,336	184,124
†Victoria's Secret & Co.	3,220	174,427
†Warby Parker, Inc. Class A	3,085	67,222
†Wayfair, Inc. Class A	1,156	116,074
Williams-Sonoma, Inc.	3,307	590,597
Winmark Corp.	151	61,146
†Zumiez, Inc.	1,585	41,289
		21,323,346
Technology Hardware, Storage & Peripherals–5.83%
Apple, Inc.	176,113	47,878,080
†Corsair Gaming, Inc.	5,089	30,229
†CPI Card Group, Inc.	137	2,011
Dell Technologies, Inc. Class C	1,657	208,583
†Diebold Nixdorf, Inc.	1,512	102,650
Hewlett Packard Enterprise Co.	35,479	852,205
HP, Inc.	10,555	235,165
†IonQ, Inc.	902	40,473
NetApp, Inc.	5,766	617,481
†One Stop Systems, Inc.	2,641	18,962
†Pure Storage, Inc. Class A	2,475	165,850
†Sandisk Corp.	2,861	679,144
Seagate Technology Holdings PLC	3,102	854,260
†Super Micro Computer, Inc.	2,536	74,229
†Turtle Beach Corp.	601	8,432
Western Digital Corp.	10,112	1,741,994
Xerox Holdings Corp.	13,402	31,763
		53,541,511
Textiles, Apparel & Luxury Goods–0.60%
†Allbirds, Inc. Class A	103	422
†Birkenstock Holding PLC	4,349	177,874
†Capri Holdings Ltd.	2,146	52,362
Carter's, Inc.	1,451	47,056
Columbia Sportswear Co.	1,633	89,962
†Crocs, Inc.	2,150	183,868
Crown Crafts, Inc.	3,339	9,249
†Culp, Inc.	857	3,051
†Deckers Outdoor Corp.	4,185	433,859
†Figs, Inc. Class A	10,968	124,596
†Fossil Group, Inc.	312	1,173
G-III Apparel Group Ltd.	1,942	56,240
Gildan Activewear, Inc.	1,631	101,872
Jerash Holdings U.S., Inc.	2,837	8,653
Kontoor Brands, Inc.	2,536	154,924
Lakeland Industries, Inc.	306	2,705
Levi Strauss & Co. Class A	3,482	72,217
†Lululemon Athletica, Inc.	3,335	693,046
Movado Group, Inc.	1,488	30,683
NIKE, Inc. Class B	7,574	482,540
Oxford Industries, Inc.	824	28,181
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods (continued)
PVH Corp.	2,004	$134,308
Ralph Lauren Corp.	1,882	665,494
Rocky Brands, Inc.	542	15,897
Steven Madden Ltd.	2,507	104,391
Superior Group of Cos., Inc.	478	4,627
Tapestry, Inc.	11,491	1,468,205
†Under Armour, Inc. Class A	17,063	83,337
†Unifi, Inc.	1,589	5,562
†Vera Bradley, Inc.	4,817	11,657
VF Corp.	10,023	181,216
Wolverine World Wide, Inc.	2,673	48,515
		5,477,742
Tobacco–0.20%
Altria Group, Inc.	7,762	447,557
Philip Morris International, Inc.	7,457	1,196,103
Turning Point Brands, Inc.	1,103	119,565
Universal Corp.	1,492	78,703
		1,841,928
Trading Companies & Distributors–1.05%
Air Lease Corp.	7,484	480,697
Alta Equipment Group, Inc.	1,479	6,803
Applied Industrial Technologies, Inc.	1,951	500,958
†BlueLinx Holdings, Inc.	383	23,528
Boise Cascade Co.	1,283	94,429
†Core & Main, Inc. Class A	4,834	251,223
†Custom Truck One Source, Inc.	7,065	40,694
†Distribution Solutions Group, Inc.	1,378	37,743
†DNOW, Inc.	11,683	154,800
†DXP Enterprises, Inc.	1,112	122,086
EVI Industries, Inc.	812	20,008
Fastenal Co.	17,456	700,509
Ferguson Enterprises, Inc.	6,842	1,523,234
FTAI Aviation Ltd.	253	49,803
GATX Corp.	2,433	412,637
Global Industrial Co.	2,361	68,988
Herc Holdings, Inc.	2,012	298,541
†Hudson Technologies, Inc.	2,788	19,098
Karat Packaging, Inc.	551	12,436
McGrath RentCorp	1,500	157,395
MSC Industrial Direct Co., Inc. Class A	2,560	215,296
†NPK International, Inc.	4,967	59,207
Rush Enterprises, Inc. Class A	4,728	257,882
†SiteOne Landscape Supply, Inc.	1,945	242,269
†Titan Machinery, Inc.	1,745	26,245
†Transcat, Inc.	587	33,301
United Rentals, Inc.	2,453	1,985,262
LVIP Dimensional U.S. Core Equity 2 Fund-26

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
Watsco, Inc.	700	$235,865
WESCO International, Inc.	2,286	559,247
Willis Lease Finance Corp.	375	50,865
WW Grainger, Inc.	972	980,797
		9,621,846
Water Utilities–0.09%
American States Water Co.	1,681	121,839
American Water Works Co., Inc.	2,894	377,667
Artesian Resources Corp. Class A	575	18,176
California Water Service Group	2,184	94,633
Consolidated Water Co. Ltd.	860	30,349
Essential Utilities, Inc.	1,390	53,320
Global Water Resources, Inc.	1,585	13,393
H2O America	1,157	56,681
Middlesex Water Co.	668	33,681
†Pure Cycle Corp.	1,628	17,892
York Water Co.	500	15,920
		833,551
Wireless Telecommunication Services–0.27%
Array Digital Infrastructure, Inc.	2,733	146,543
†Gogo, Inc.	4,647	21,655
Spok Holdings, Inc.	803	10,592
Telephone & Data Systems, Inc.	6,032	247,312
T-Mobile U.S., Inc.	10,268	2,084,815
		2,510,917
Total Common Stock (Cost $389,679,560)		915,085,798
	Number of Shares	Value (U.S. $)
RIGHTS–0.00%
=†ABIOMED, Inc.	626	$639
=†Aduro Biotech, Inc.	227	86
=†Akero Therapeutics, Inc.	393	255
=†Albireo Pharma, Inc.	900	5,742
=†Chinook Therapeutics, Inc.	3,834	0
=†HilleVax, Inc.	1,380	193
=†Mirati Therapeutics, Inc.	1,120	3,338
=†Poseida Therapeutics, Inc.	2,501	1,251
=†Resolute Forest Products, Inc.	6,285	1,674
=†Sage Therapeutics, Inc.	2,104	379
=†Spectrum Pharmaceuticals, Inc.	5,260	0
=†Verve Therapeutics, Inc.	1,676	3,318
Total Rights (Cost $15,837)		16,875

MONEY MARKET FUND–0.13%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.74%)	1,166,938	1,166,938
Total Money Market Fund (Cost $1,166,938)		1,166,938

TOTAL INVESTMENTS–99.78% (Cost $390,862,335)	916,269,611
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.22%	2,016,300
NET ASSETS APPLICABLE TO 40,218,497 SHARES OUTSTANDING–100.00%	$918,285,911
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 2 FUND STANDARD CLASS ($672,623,464 / 29,434,812 Shares)	$22.851
NET ASSET VALUE PER SHARE–LVIP DIMENSIONAL U.S. CORE EQUITY 2 FUND SERVICE CLASS ($245,662,447 / 10,783,685 Shares)	$22.781
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$341,774,596
Distributable earnings/(accumulated loss)	576,511,315
TOTAL NET ASSETS	$918,285,911

LVIP Dimensional U.S. Core Equity 2 Fund-27

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Net Assets (continued)

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $418,153 payable for fund shares redeemed, $19,858 other accrued expenses payable, $405,816 due to manager and affiliates,
$19,687 payable for audit fee and $24,931 payable for fund accounting fee as of December 31, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund-28

LVIP Dimensional U.S. Core Equity 2 Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$12,418,559
Foreign taxes withheld	(6,852)
12,411,707
EXPENSES:
Management fees	3,752,497
Distribution fees-Service Class	555,424
Shareholder servicing fees	259,101
Accounting and administration expenses	161,627
Professional fees	66,626
Trustees’ fees and expenses	25,882
Pricing fees	20,964
Custodian fees	16,027
Reports and statements to shareholders	14,792
Consulting fees	12,505
Other	29,852
Total operating expenses	4,915,297
NET INVESTMENT INCOME	7,496,410
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	57,044,716
Net change in unrealized appreciation (depreciation) of investments	64,568,069
NET REALIZED AND UNREALIZED GAIN	121,612,785
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$129,109,195
See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Core Equity 2 Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,496,410	$8,198,880
Net realized gain	57,044,716	74,637,939
Net change in unrealized appreciation (depreciation)	64,568,069	70,251,252
Net increase in net assets resulting from operations	129,109,195	153,088,071
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(62,058,420)	(34,897,089)
Service Class	(21,077,874)	(9,778,714)
	(83,136,294)	(44,675,803)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	46,712,723	21,031,392
Service Class	46,005,269	25,704,903
Reinvestment of dividends and distributions:
Standard Class	62,058,420	34,897,089
Service Class	21,077,874	9,778,714
	175,854,286	91,412,098
Cost of shares redeemed:
Standard Class	(152,653,442)	(149,885,768)
Service Class	(40,015,496)	(46,794,373)
	(192,668,938)	(196,680,141)
Decrease in net assets derived from capital share transactions	(16,814,652)	(105,268,043)
NET INCREASE IN NET ASSETS	29,158,249	3,144,225
NET ASSETS:
Beginning of year	889,127,662	885,983,437
End of year	$918,285,911	$889,127,662
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund-29

LVIP Dimensional U.S. Core Equity 2 Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Core Equity 2 Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$21.740	$19.294	$16.555	$20.506	$16.368
Income (loss) from investment operations:
Net investment income[1]	0.201	0.204	0.217	0.215	0.183
Net realized and unrealized gain (loss)	3.084	3.343	3.309	(3.106)	4.348
Total from investment operations	3.285	3.547	3.526	(2.891)	4.531
Less dividends and distributions from:
Net investment income	(0.205)	(0.218)	(0.226)	(0.223)	(0.215)
Net realized gain	(1.969)	(0.883)	(0.561)	(0.837)	(0.178)
Total dividends and distributions	(2.174)	(1.101)	(0.787)	(1.060)	(0.393)
Net asset value, end of period	$22.851	$21.740	$19.294	$16.555	$20.506
Total return[2]	15.38%	18.45%	21.65%	(13.91% )	27.77%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$672,624	$682,260	$691,319	$616,725	$779,683
Ratio of expenses to average net assets	0.49%	0.49%	0.49%	0.49%	0.48%
Ratio of expenses to average net assets prior to expenses waived	0.49%	0.49%	0.49%	0.60%	0.78%
Ratio of net investment income to average net assets	0.90%	0.96%	1.22%	1.20%	0.97%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.90%	0.96%	1.22%	1.09%	0.67%
Portfolio turnover	6%	4%	9%	8%	6%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund-30

LVIP Dimensional U.S. Core Equity 2 Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Core Equity 2 Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$21.687	$19.254	$16.526	$20.476	$16.349
Income (loss) from investment operations:
Net investment income[1]	0.145	0.150	0.172	0.169	0.136
Net realized and unrealized gain (loss)	3.071	3.331	3.300	(3.101)	4.338
Total from investment operations	3.216	3.481	3.472	(2.932)	4.474
Less dividends and distributions from:
Net investment income	(0.153)	(0.165)	(0.183)	(0.181)	(0.169)
Net realized gain	(1.969)	(0.883)	(0.561)	(0.837)	(0.178)
Total dividends and distributions	(2.122)	(1.048)	(0.744)	(1.018)	(0.347)
Net asset value, end of period	$22.781	$21.687	$19.254	$16.526	$20.476
Total return[2]	15.09%	18.16%	21.35%	(14.12% )	27.46%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$245,662	$206,868	$194,664	$154,490	$168,051
Ratio of expenses to average net assets	0.74%	0.74%	0.74%	0.74%	0.73%
Ratio of expenses to average net assets prior to expenses waived	0.74%	0.74%	0.74%	0.85%	1.03%
Ratio of net investment income to average net assets	0.65%	0.71%	0.97%	0.95%	0.72%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.65%	0.71%	0.97%	0.84%	0.42%
Portfolio turnover	6%	4%	9%	8%	6%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund-31

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Core Equity 2 Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on
LVIP Dimensional U.S. Core Equity 2 Fund-32

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended December 31, 2025.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.42% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.
Dimensional Fund Advisors LP (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$73,810
Legal	12,250
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $1,847 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$330,625
Distribution fees payable to LFD	52,362
Shareholder servicing fees payable to Lincoln Life	22,829
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Dimensional U.S. Core Equity 2 Fund-33

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$56,111,671
Sales	148,237,258
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$392,766,452
Aggregate unrealized appreciation of investments	$558,134,069
Aggregate unrealized depreciation of investments	(34,630,910)
Net unrealized appreciation of investments	$523,503,159
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$17,647,351	$—	$—	$17,647,351
Air Freight & Logistics	4,732,638	—	—	4,732,638
Automobile Components	3,729,159	—	—	3,729,159
Automobiles	7,361,497	—	—	7,361,497
Banks	52,300,765	—	— *	52,300,765
Beverages	8,892,154	—	—	8,892,154
Biotechnology	14,581,484	—	5,342	14,586,826
Broadline Retail	22,393,791	—	—	22,393,791
Building Products	9,177,563	—	—	9,177,563
Capital Markets	33,544,410	—	—	33,544,410
Chemicals	13,689,818	—	—	13,689,818
Commercial Services & Supplies	7,483,120	—	— *	7,483,120
Communications Equipment	7,302,300	—	—	7,302,300
LVIP Dimensional U.S. Core Equity 2 Fund-34

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Construction & Engineering	$8,999,008	$—	$—	$8,999,008
Construction Materials	3,394,653	—	—	3,394,653
Consumer Finance	8,381,392	—	—	8,381,392
Consumer Staples Distribution & Retail	15,830,258	—	—	15,830,258
Containers & Packaging	5,523,643	—	—	5,523,643
Distributors	1,211,993	—	—	1,211,993
Diversified Consumer Services	3,387,721	—	—	3,387,721
Diversified Telecommunication Services	6,775,360	—	—	6,775,360
Electric Utilities	8,470,692	—	—	8,470,692
Electrical Equipment	9,004,807	—	—	9,004,807
Electronic Equipment, Instruments & Components	15,459,466	—	—	15,459,466
Energy Equipment & Services	6,639,451	—	—	6,639,451
Entertainment	10,678,417	—	—	10,678,417
Financial Services	32,983,578	—	—	32,983,578
Food Products	8,174,951	—	—	8,174,951
Gas Utilities	1,967,483	—	—	1,967,483
Ground Transportation	9,644,489	—	—	9,644,489
Health Care Equipment & Supplies	14,622,412	—	— *	14,622,412
Health Care Providers & Services	17,352,475	—	—	17,352,475
Health Care Technology	669,685	—	—	669,685
Hotels, Restaurants & Leisure	16,188,177	—	—	16,188,177
Household Durables	8,891,122	—	—	8,891,122
Household Products	6,460,626	—	—	6,460,626
Independent Power and Renewable Electricity Producers	2,362,436	—	—	2,362,436
Industrial Conglomerates	2,077,490	—	—	2,077,490
Insurance	30,234,906	—	—	30,234,906
Interactive Media & Services	51,043,929	—	—	51,043,929
IT Services	11,099,662	—	— *	11,099,662
Leisure Products	1,653,915	—	—	1,653,915
Life Sciences Tools & Services	8,669,578	—	—	8,669,578
Machinery	28,116,655	—	—	28,116,655
Marine Transportation	584,435	—	—	584,435
Media	7,376,188	—	—	7,376,188
Metals & Mining	9,629,337	—	—	9,629,337
Multi-Utilities	4,218,609	—	—	4,218,609
Oil, Gas & Consumable Fuels	33,362,044	—	—	33,362,044
Paper & Forest Products	396,349	—	—	396,349
Passenger Airlines	4,864,404	—	—	4,864,404
Personal Care Products	1,231,063	—	—	1,231,063
Pharmaceuticals	27,503,686	—	—	27,503,686
Professional Services	10,665,538	—	—	10,665,538
Real Estate Management & Development	3,751,650	—	—	3,751,650
Semiconductors & Semiconductor Equipment	90,126,428	—	—	90,126,428
Software	67,367,076	—	—	67,367,076
Specialized REITs	46,328	—	—	46,328
Specialty Retail	21,323,346	—	—	21,323,346
Technology Hardware, Storage & Peripherals	53,541,511	—	—	53,541,511
Textiles, Apparel & Luxury Goods	5,477,742	—	—	5,477,742
Tobacco	1,841,928	—	—	1,841,928
Trading Companies & Distributors	9,621,846	—	—	9,621,846
Water Utilities	833,551	—	—	833,551
Wireless Telecommunication Services	2,510,917	—	—	2,510,917
Rights	—	—	16,875	16,875
Money Market Fund	1,166,938	—	—	1,166,938
Total Investments	$916,247,394	$—	$22,217	$916,269,611

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the year ended December 31, 2025, there were no material transfers to or from Level 3 investments.
LVIP Dimensional U.S. Core Equity 2 Fund-35

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales, distributions from underlying regulated investment companies ("RICS") and former partnerships and mark-to-market adjustments on passive foreign investment companies ("PFICs").   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$11,344,181	$13,974,078
Long-term capital gains	71,792,113	30,701,725
Total	$83,136,294	$44,675,803
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$1,057,309
Undistributed long-term capital gains	51,950,847
Net unrealized appreciation	523,503,159
Distributable earnings/(accumulated loss)	$576,511,315
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	2,144,589	989,477
Service Class	2,093,520	1,211,557
Shares reinvested:
Standard Class	2,757,987	1,609,462
Service Class	941,070	453,477
	7,937,166	4,263,973
Shares redeemed:
Standard Class	(6,850,109)	(7,046,554)
Service Class	(1,789,686)	(2,236,531)
	(8,639,795)	(9,283,085)
Net decrease	(702,629)	(5,019,112)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
LVIP Dimensional U.S. Core Equity 2 Fund-36

LVIP Dimensional U.S. Core Equity 2 Fund
Notes to Financial Statements (continued)
8. Risk Factors
The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund acquires a direct interest in real estate as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Fund had no direct real estate holdings during the year ended December 31, 2025. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional U.S. Core Equity 2 Fund-37

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Dimensional U.S. Core Equity 2 Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Dimensional U.S. Core Equity 2 Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP Dimensional U.S. Core Equity 2 Fund–38

LVIP Dimensional U.S. Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP Dimensional U.S. Equity Managed Volatility Fund

LVIP Dimensional U.S. Equity Managed Volatility Fund
Schedule of Investments
December 31, 2025

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–58.11%
INVESTMENT COMPANY–58.11%
Equity Fund–58.11%
✧✧Lincoln Variable Insurance Products Trust– LVIP Dimensional U.S. Core Equity 2 Fund	22,559,324	$515,503,105
Total Affiliated Investment (Cost $229,570,417)		515,503,105

UNAFFILIATED INVESTMENTS–41.71%
INVESTMENT COMPANIES–41.71%
Equity Fund–38.41%
**Dimensional Investment Group– DFA U.S. Large Company Portfolio	7,505,612	340,754,816
340,754,816
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–3.30%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	29,333,260	$29,333,260
		29,333,260
Total Unaffiliated Investments (Cost $138,312,569)		370,088,076

TOTAL INVESTMENTS–99.82% (Cost $367,882,986)	885,591,181
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.18%	1,598,810
NET ASSETS APPLICABLE TO 39,845,412 SHARES OUTSTANDING–100.00%	$887,189,991

✧✧Standard Class shares.
**Institutional Class shares.

The following futures contracts were outstanding at December 31, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
35	CME E-mini Russell 2000 Index Futures	$4,371,500	$4,564,786	3/20/26	$—	$(193,286)
54	CME E-mini S&P 500 Index Futures	18,609,750	18,606,265	3/20/26	3,485	—
21	CME E-mini S&P MidCap 400 Index Futures	6,982,920	7,088,975	3/20/26	—	(106,055)
Total Futures Contracts					$3,485	$(299,341)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.
Only current day variation margin is reported on the Statement of Assets and Liabilities.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
DFA–Dimensional Fund Advisors
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-1

LVIP Dimensional U.S. Equity Managed Volatility Fund
Statement of Assets and Liabilities
December 31, 2025
ASSETS:
Affiliated investments, at value	$515,503,105
Unaffiliated investments, at value	370,088,076
Cash collateral held at broker for futures contracts	2,200,289
Receivable for fund shares sold	1,060,153
Receivable for securities sold	259,335
Dividends and interest receivable	95,197
Prepaid expenses	3,302
TOTAL ASSETS	889,209,457
LIABILITIES:
Payable for fund shares redeemed	1,333,138
Due to manager and affiliates	390,478
Variation margin due to broker on futures contracts	255,144
Payable for audit fee	17,071
Payable for fund accounting fee	13,865
Other accrued expenses payable	9,770
TOTAL LIABILITIES	2,019,466
TOTAL NET ASSETS	$887,189,991
Affiliated investments, at cost	$229,570,417
Unaffiliated investments, at cost	138,312,569
Standard Class:
Net Assets	$45,817,229
Shares Outstanding	2,053,366
Net Asset Value Per Share	$22.313
Service Class:
Net Assets	$841,372,762
Shares Outstanding	37,792,046
Net Asset Value Per Share	$22.263
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$337,491,362
Distributable earnings/(accumulated loss)	549,698,629
TOTAL NET ASSETS	$887,189,991
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-2

LVIP Dimensional U.S. Equity Managed Volatility Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends from unaffiliated investments	$5,513,401
Dividends from affiliated investments	4,564,263
10,077,664
EXPENSES:
Management fees	2,275,863
Distribution fees-Service Class	2,170,094
Shareholder servicing fees	264,000
Accounting and administration expenses	128,258
Professional fees	56,794
Trustees’ fees and expenses	26,769
Reports and statements to shareholders	22,517
Custodian fees	9,276
Consulting fees	8,258
Pricing fees	3,385
Other	26,024
4,991,238
Less:
Management fees waived	(45,517)
Total operating expenses	4,945,721
NET INVESTMENT INCOME	5,131,943
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	38,959,541
Sale of unaffiliated investments	53,486,547
Distributions from affiliated investment companies	43,123,930
Futures contracts	(50,952,833)
Net realized gain	84,617,185
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	(12,609,160)
Unaffiliated investments	(269,285)
Futures contracts	1,904,733
Net change in unrealized appreciation (depreciation)	(10,973,712)
NET REALIZED AND UNREALIZED GAIN	73,643,473
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$78,775,416
See accompanying notes, which are an integral part of the financial statements.

LVIP Dimensional U.S. Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,131,943	$7,457,915
Net realized gain	84,617,185	122,586,769
Net change in unrealized appreciation (depreciation)	(10,973,712)	56,122,605
Net increase in net assets resulting from operations	78,775,416	186,167,289
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(5,711,349)	(2,529,758)
Service Class	(109,978,159)	(56,228,702)
	(115,689,508)	(58,758,460)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,287,691	12,858,114
Service Class	37,252,368	17,165,233
Reinvestment of dividends and distributions:
Standard Class	5,711,349	2,529,758
Service Class	109,978,159	56,228,702
	163,229,567	88,781,807
Cost of shares redeemed:
Standard Class	(9,623,392)	(17,176,587)
Service Class	(190,142,590)	(227,517,046)
	(199,765,982)	(244,693,633)
Decrease in net assets derived from capital share transactions	(36,536,415)	(155,911,826)
NET DECREASE IN NET ASSETS	(73,450,507)	(28,502,997)
NET ASSETS:
Beginning of year	960,640,498	989,143,495
End of year	$887,189,991	$960,640,498
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-3

LVIP Dimensional U.S. Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Equity Managed Volatility Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$23.426	$20.681	$19.323	$23.790	$18.815
Income (loss) from investment operations:
Net investment income[1]	0.183	0.226	0.243	0.204	0.167
Net realized and unrealized gain (loss)	1.843	4.006	3.784	(3.716)	5.043
Total from investment operations	2.026	4.232	4.027	(3.512)	5.210
Less dividends and distributions from:
Net investment income	(0.235)	(0.329)	(0.236)	(0.221)	(0.235)
Net realized gain	(2.904)	(1.158)	(2.433)	(0.734)	—
Total dividends and distributions	(3.139)	(1.487)	(2.669)	(0.955)	(0.235)
Net asset value, end of period	$22.313	$23.426	$20.681	$19.323	$23.790
Total return[2]	9.02%	20.65%	21.95%	(14.69% )	27.69%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$45,817	$41,042	$37,849	$30,270	$36,695
Ratio of expenses to average net assets[3]	0.30%	0.30%	0.30%	0.30%	0.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.31%	0.31%	0.31%	0.31%	0.30%
Ratio of net investment income to average net assets	0.81%	0.99%	1.20%	0.99%	0.78%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.80%	0.98%	1.19%	0.98%	0.77%
Portfolio turnover	9%	4%	7%	10%	7%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-4

LVIP Dimensional U.S. Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Dimensional U.S. Equity Managed Volatility Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$23.385	$20.646	$19.300	$23.760	$18.792
Income (loss) from investment operations:
Net investment income[1]	0.126	0.168	0.192	0.151	0.112
Net realized and unrealized gain (loss)	1.834	3.996	3.773	(3.709)	5.033
Total from investment operations	1.960	4.164	3.965	(3.558)	5.145
Less dividends and distributions from:
Net investment income	(0.178)	(0.267)	(0.186)	(0.168)	(0.177)
Net realized gain	(2.904)	(1.158)	(2.433)	(0.734)	—
Total dividends and distributions	(3.082)	(1.425)	(2.619)	(0.902)	(0.177)
Net asset value, end of period	$22.263	$23.385	$20.646	$19.300	$23.760
Total return[2]	8.75%	20.36%	21.64%	(14.90% )	27.38%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$841,373	$919,598	$951,295	$862,391	$1,094,120
Ratio of expenses to average net assets[3]	0.55%	0.55%	0.55%	0.55%	0.54%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.56%	0.56%	0.56%	0.56%	0.55%
Ratio of net investment income to average net assets	0.56%	0.74%	0.95%	0.74%	0.53%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.55%	0.73%	0.94%	0.73%	0.52%
Portfolio turnover	9%	4%	7%	10%	7%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-5

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Dimensional U.S. Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies that are advised by Lincoln Financial Investments Corporation ("LFI") or other unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek long-term capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –  The Fund values Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-6

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.005% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$75,966
Legal	12,562
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $9,529 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$187,065
Distribution fees payable to LFD	181,123
Printing and mailing fees payable to Lincoln Life	148
Shareholder servicing fees payable to Lincoln Life	22,142
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP Dimensional U.S. Equity Managed Volatility Fund-7

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the year ended December 31, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 12/31/25	Number of Shares 12/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-58.11%@
Equity Fund-58.11%@
✧✧LVIP Dimensional U.S. Core Equity 2 Fund	$542,930,224	$66,125,694	$119,903,194	$38,959,541	$(12,609,160)	$515,503,105	22,559,324	$4,564,263	$43,123,930

@ As a percentage of Net Assets as of December 31, 2025.
✧✧ Standard Class shares.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$75,560,347
Sales	211,477,980
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$371,567,887
Aggregate unrealized appreciation of investments and derivatives	$514,026,783
Aggregate unrealized depreciation of investments and derivatives	(3,484)
Net unrealized appreciation of investments and derivatives	$514,023,299
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. The amount and character of tax-basis distributions, if any, and tax composition of distributable earnings/(accumulated loss), as shown on the Statement of Assets and Liabilities are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of December 31, 2025.
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Dimensional U.S. Equity Managed Volatility Fund-8

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Company	$515,503,105	$—	$—	$515,503,105
Unaffiliated Investment Companies	370,088,076	—	—	370,088,076
Total Investments	$885,591,181	$—	$—	$885,591,181
Derivatives:
Assets:
Futures Contract	$3,485	$—	$—	$3,485
Liabilities:
Futures Contracts	$(299,341)	$—	$—	$(299,341)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales, mark-to-market adjustments on certain derivatives and outstanding straddle loss deferrals.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$92,409,750	$30,569,985
Long-term capital gains	23,279,758	28,188,475
Total	$115,689,508	$58,758,460
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$88,213,193
Undistributed long-term capital gains	34,243,344
Other temporary differences	(86,781,207)
Net unrealized appreciation	514,023,299
Distributable earnings/(accumulated loss)	$549,698,629
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
LVIP Dimensional U.S. Equity Managed Volatility Fund-9

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	461,053	563,043
Service Class	1,684,611	754,764
Shares reinvested:
Standard Class	260,561	109,319
Service Class	5,040,840	2,438,456
	7,447,065	3,865,582
Shares redeemed:
Standard Class	(420,209)	(750,529)
Service Class	(8,258,507)	(9,944,295)
	(8,678,716)	(10,694,824)
Net decrease	(1,231,651)	(6,829,242)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$3,485	Variation margin due to broker on futures contracts	$(299,341)

LVIP Dimensional U.S. Equity Managed Volatility Fund-10

LVIP Dimensional U.S. Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025. Only current day variation margin is reported on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(50,952,833)	$1,904,733
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$32,298,898	$26,539,409
9. Risk Factors
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. The Fund invests primarily in other regulated investment companies and management of the Fund has evaluated the impact of the adoption of ASU 2023-09. For the current reporting period, the Fund did not incur material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in these financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Dimensional U.S. Equity Managed Volatility Fund-11

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Dimensional U.S. Equity Managed Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of LVIP Dimensional U.S. Equity Managed Volatility Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP Dimensional U.S. Equity Managed Volatility Fund–12

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.83%
Equity Funds–96.77%
✠Fidelity®-
VIP Contrafund® Portfolio	5,943,688	$355,967,491
VIP Equity-Income Portfolio	5,226,317	153,810,490
		509,777,981
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–3.06%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	16,109,562	$16,109,562
		16,109,562
Total Investment Companies (Cost $317,603,089)		525,887,543

TOTAL INVESTMENTS–99.83% (Cost $317,603,089)	525,887,543
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.17%	908,576
NET ASSETS APPLICABLE TO 32,917,072 SHARES OUTSTANDING–100.00%	$526,796,119
NET ASSET VALUE PER SHARE–LVIP FIDELITY INSTITUTIONAL AM® SELECT CORE EQUITY MANAGED VOLATILITY FUND STANDARD CLASS ($94,077 / 5,858 Shares)	$16.059
NET ASSET VALUE PER SHARE–LVIP FIDELITY INSTITUTIONAL AM® SELECT CORE EQUITY MANAGED VOLATILITY FUND SERVICE CLASS ($526,702,042 / 32,911,214 Shares)	$16.004
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$337,656,641
Distributable earnings/(accumulated loss)	189,139,478
TOTAL NET ASSETS	$526,796,119

✠Initial Class.

★Includes $1,202,427 cash collateral held at broker for futures contracts, $41,938 expense reimbursement receivable from Lincoln Financial
Investments Corporation, $1,315,579 payable for fund shares redeemed, $7,398 other accrued expenses payable, $203,052 due to manager and affiliates, $130,205 variation margin due to broker on futures contracts, $17,071 payable for audit fee and $13,822 payable for fund accounting fee as of December 31, 2025.

The following futures contracts were outstanding at December 31, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contracts:
47	CME E-mini S&P 500 Index Futures	$16,197,375	$16,194,342	3/20/26	$3,033	$—
2	CME E-mini S&P MidCap 400 Index Futures	665,040	675,140	3/20/26	—	(10,100)
Total Futures Contracts					$3,033	$(10,100)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-1

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
CME–Chicago Mercantile Exchange
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-2

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$3,940,158
EXPENSES:
Management fees	3,612,353
Distribution fees-Service Class	1,805,859
Shareholder servicing fees	149,655
Accounting and administration expenses	88,673
Professional fees	47,917
Reports and statements to shareholders	32,903
Trustees’ fees and expenses	14,969
Consulting fees	7,944
Custodian fees	7,397
Pricing fees	1,825
Other	17,992
5,787,487
Less:
Management fees waived	(3,225,315)
Expenses reimbursed	(266,065)
Total operating expenses	2,296,107
NET INVESTMENT INCOME	1,644,051
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	7,610,769
Distributions from investment companies	62,639,943
Futures contracts	(24,162,550)
Net realized gain	46,088,162
Net change in unrealized appreciation (depreciation) of:
Investments	19,611,298
Futures contracts	913,754
Net change in unrealized appreciation (depreciation)	20,525,052
NET REALIZED AND UNREALIZED GAIN	66,613,214
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$68,257,265
See accompanying notes, which are an integral part of the financial statements.

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,644,051	$2,233,450
Net realized gain	46,088,162	83,846,246
Net change in unrealized appreciation (depreciation)	20,525,052	39,478,376
Net increase in net assets resulting from operations	68,257,265	125,558,072
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(14,343)	(11,692)
Service Class	(80,021,322)	(66,857,752)
Return of capital:
Standard Class	(288)	—
Service Class	(1,637,215)	—
	(81,673,168)	(66,869,444)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	2,059	802
Service Class	45,839,482	38,187,254
Reinvestment of dividends and distributions:
Standard Class	14,631	11,692
Service Class	81,658,537	66,857,752
	127,514,709	105,057,500
Cost of shares redeemed:
Standard Class	(8,645)	(15,743)
Service Class	(107,812,069)	(133,940,793)
	(107,820,714)	(133,956,536)
Increase (decrease) in net assets derived from capital share transactions	19,693,995	(28,899,036)
NET INCREASE IN NET ASSETS	6,278,092	29,789,592
NET ASSETS:
Beginning of year	520,518,027	490,728,435
End of year	$526,796,119	$520,518,027
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-3

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$16.529	$14.842	$12.592	$18.674	$15.290
Income (loss) from investment operations:
Net investment income[1]	0.113	0.134	0.144	0.129	0.085
Net realized and unrealized gain (loss)	2.221	3.945	2.983	(3.708)	4.030
Total from investment operations	2.334	4.079	3.127	(3.579)	4.115
Less dividends and distributions from:
Net investment income	(1.681)	(1.754)	(0.147)	(0.139)	(0.243)
Net realized gain	(1.069)	(0.638)	(0.730)	(2.364)	(0.488)
Return of capital	(0.054)	—	—	—	—
Total dividends and distributions	(2.804)	(2.392)	(0.877)	(2.503)	(0.731)
Net asset value, end of period	$16.059	$16.529	$14.842	$12.592	$18.674
Total return[2]	14.27%	27.63%	25.25%	(18.92% )	26.98%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$94	$88	$82	$74	$153
Ratio of expenses to average net assets[3]	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.78%	0.77%	0.78%	0.77%	0.77%
Ratio of net investment income to average net assets	0.66%	0.77%	1.03%	0.83%	0.49%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.02% )	0.10%	0.35%	0.16%	(0.18% )
Portfolio turnover	18%	15%	11%	15%	20%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-4

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$16.486	$14.808	$12.569	$18.648	$15.270
Income (loss) from investment operations:
Net investment income[1]	0.054	0.073	0.095	0.073	0.024
Net realized and unrealized gain (loss)	2.208	3.932	2.971	(3.698)	4.021
Total from investment operations	2.262	4.005	3.066	(3.625)	4.045
Less dividends and distributions from:
Net investment income	(1.621)	(1.689)	(0.097)	(0.090)	(0.179)
Net realized gain	(1.069)	(0.638)	(0.730)	(2.364)	(0.488)
Return of capital	(0.054)	—	—	—	—
Total dividends and distributions	(2.744)	(2.327)	(0.827)	(2.454)	(0.667)
Net asset value, end of period	$16.004	$16.486	$14.808	$12.569	$18.648
Total return[2]	13.87%	27.19%	24.81%	(19.20% )	26.54%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$526,702	$520,430	$490,647	$447,926	$596,931
Ratio of expenses to average net assets[3]	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	1.13%	1.12%	1.13%	1.12%	1.12%
Ratio of net investment income to average net assets	0.31%	0.42%	0.68%	0.48%	0.14%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.37% )	(0.25% )	—	(0.19% )	(0.53% )
Portfolio turnover	18%	15%	11%	15%	20%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-5

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund. The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, primarily the Fidelity®-VIP Contrafund® Portfolio and Fidelity® VIP Equity-Income Portfolio (collectively, the “Underlying Funds”). The Fund is advised by Lincoln Financial Investments Corporation ("LFI"). The Fidelity®-VIP Contrafund® Portfolio and Fidelity® VIP Equity-Income Portfolio, which are advised by an unaffiliated adviser, invest primarily in U.S. and foreign stocks, bonds and money market instruments. In addition to investment company investments, the Fund employs an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility. Financial statements for the Underlying Funds can be found at www.sec.gov.
The Fund’s investment objective is to seek capital appreciation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –  The Fund values Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-6

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.70% of the Fund's average daily net assets.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.625% of the Fund's average daily net assets.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds.
LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.095% of the Fund’s average daily net assets for the Standard Class and 0.445% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$241,555	$240,078	$266,065	$747,698
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$42,735
Legal	7,086
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-7

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $24,320 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statement of Operations, the Fund indirectly bears the investment management fees and other expenses of the Underlying Funds in which it invests. Because each of the Underlying Funds has varied expense and fee levels, and the Fund may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$41,938
Management fees payable to LFI	33,548
Distribution fees payable to LFD	156,532
Shareholder servicing fees payable to Lincoln Life	12,972
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$91,549,107
Sales	103,391,197
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$336,748,062
Aggregate unrealized appreciation of investments and derivatives	$189,143,777
Aggregate unrealized depreciation of investments and derivatives	(4,296)
Net unrealized appreciation of investments and derivatives	$189,139,481
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-8

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$525,887,543	$—	$—	$525,887,543
Derivatives:
Assets:
Futures Contract	$3,033	$—	$—	$3,033
Liabilities:
Futures Contract	$(10,100)	$—	$—	$(10,100)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales and mark-to-market adjustments on certain derivatives.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$2,507,527	$6,172,268
Long-term capital gains	77,528,138	60,697,176
Return of capital	1,637,503	—
Total	$81,673,168	$66,869,444
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Other temporary differences	$(3)
Net unrealized appreciation	189,139,481
Distributable earnings/(accumulated loss)	$189,139,478
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-9

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	126	45
Service Class	2,726,677	2,219,225
Shares reinvested:
Standard Class	885	699
Service Class	4,956,172	4,001,841
	7,683,860	6,221,810
Shares redeemed:
Standard Class	(488)	(917)
Service Class	(6,340,112)	(7,785,800)
	(6,340,600)	(7,786,717)
Net increase (decrease)	1,343,260	(1,564,907)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund's investments.
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$3,033	Receivables and other assets net of liabilities	$(10,100)
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-10

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(24,162,550)	$913,754
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$17,768,983	$12,407,745
9. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. The Fund invests primarily in other regulated investment companies and management of the Fund has evaluated the impact of the adoption of ASU 2023-09. For the current reporting period, the Fund did not incur material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in these financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund-11

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund–12

LVIP Fidelity Institutional AM® Total Bond Fund
(formerly, LVIP Macquarie Diversified Income Fund)
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP Fidelity Institutional AM® Total Bond Fund

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets
December 31, 2025

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.11%
Federal Home Loan Mortgage Corp. REMICS
Series 5001 Class A 2.00% 1/25/45	860,253	$815,121
Series 5002 Class TJ 2.00% 7/25/50	1,016,065	856,864
Series 5059 Class GA 1.00% 1/25/51	246,606	191,240
Series 5209 Class EA 3.00% 8/25/50	363,345	338,602
Series 5209 Class EJ 3.00% 8/25/50	363,345	338,601
•Series 5250 Class FA 4.54% (30 day USD SOFR Average + 0.67%) 8/25/52	221,756	218,905
•Series 5254 Class FG 4.62% (30 day USD SOFR Average + 0.75%) 9/25/52	487,633	484,769
•Series 5354 Class FC 5.32% (30 day USD SOFR Average + 1.45%) 10/25/53	4,410,957	4,468,456
•Series 5476 Class FB 4.97% (30 day USD SOFR Average + 1.10%) 11/25/54	1,630,939	1,637,546
♦Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates Series T-58 Class 2A 6.50% 9/25/43	1,193	1,257
Federal National Mortgage Association Grantor Trust
•Series 1999-T2 Class A1 7.50% 1/19/39	89	92
Series 2004-T1 Class 1A2 6.50% 1/25/44	1,072	1,113
Federal National Mortgage Association REMICS
Series 2022-18 Class DL 3.25% 7/25/46	447,257	428,909
•Series 2022-53 Class FG 4.67% (30 day USD SOFR Average + 0.80%) 8/25/52	1,460,171	1,453,275
•Series 2022-56 Class FJ 4.67% (30 day USD SOFR Average + 0.80%) 9/25/52	2,166,678	2,156,445
•Series 2022-64 Class GF 4.67% (30 day USD SOFR Average + 0.80%) 10/25/52	1,644,069	1,635,891
•Series 2022-67 Class FA 4.67% (30 day USD SOFR Average + 0.80%) 10/25/52	2,127,485	2,117,427
Series 2022-9 Class DJ 3.25% 3/25/49	252,483	237,566
•Series 2023-51 Class FB 5.42% (30 day USD SOFR Average + 1.55%) 11/25/53	2,080,472	2,106,233
•Series 2023-53 Class FD 5.37% (30 day USD SOFR Average + 1.50%) 11/25/53	1,644,217	1,663,300
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
•Series 2023-56 Class FC 5.37% (30 day USD SOFR Average + 1.50%) 11/25/53	1,505,236	$1,522,754
•Series 2024-7 Class FB 5.07% (30 day USD SOFR Average + 1.20%) 9/25/53	1,272,971	1,280,235
Total Agency Collateralized Mortgage Obligations (Cost $23,660,765)		23,954,601
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.34%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
♦•Series K135 Class A2 2.15% 10/25/31	200,000	179,425
♦•Series K521 Class AS 4.53% (30 day USD SOFR Average + 0.52%) 3/25/29	698,174	698,491
♦•Series K543 Class A2 4.33% 6/25/30	300,000	303,111
♦•Series K544 Class A2 4.27% 7/25/30	300,000	302,187
♦Series K546 Class A2 4.36% 5/25/30	300,000	303,509
♦•Series K547 Class A2 4.42% 5/25/30	600,000	608,383
♦•Series K548 Class A2 4.32% 9/25/30	700,000	706,920
♦•Series K549 Class A2 4.34% 9/25/30	100,000	101,052
♦•Series K551 Class A2 4.17% 11/25/30	200,000	200,573
♦•Series K551 Class AS 4.55% (30 day USD SOFR Average + 0.55%) 10/25/30	2,200,000	2,199,977
♦•Series K552 Class AS 4.55% (30 day USD SOFR Average + 0.54%) 10/25/30	1,300,000	1,304,553
♦•Series K763 Class A2 4.17% 10/25/32	500,000	497,662
Total Agency Commercial Mortgage-Backed Securities (Cost $7,402,531)		7,405,843
AGENCY MORTGAGE-BACKED SECURITIES–16.72%
Federal Home Loan Mortgage Corp.
1.50% 4/1/36	735,337	667,521
2.00% 1/1/37	7,247,224	6,726,708
2.00% 3/1/41	5,098,636	4,451,007
2.00% 1/1/51	6,055,487	4,942,470
2.00% 5/1/51	17,272	14,274
2.00% 12/1/51	18,387	15,143
2.00% 1/1/52	1,775,271	1,464,653
2.00% 3/1/52	2,673,371	2,188,982
LVIP Fidelity Institutional AM® Total Bond Fund-1

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
2.50% 1/1/40	2,393,629	$2,186,390
2.50% 3/1/51	6,621,496	5,715,360
2.50% 11/1/51	3,760,362	3,248,685
2.50% 12/1/51	7,641,079	6,595,876
2.50% 1/1/52	293,010	251,853
2.50% 4/1/52	1,199,706	1,038,960
3.00% 4/1/42	1,925,031	1,798,559
3.00% 6/1/42	3,134,252	2,928,343
3.00% 11/1/46	2,232,634	2,034,444
3.00% 1/1/47	2,212,616	1,998,629
3.00% 7/1/50	1,296,085	1,175,453
3.00% 5/1/51	7,914,444	7,162,860
3.00% 8/1/52	6,738,632	6,037,061
»3.50% 11/1/48	2,085,517	1,971,403
3.50% 4/1/52	3,076,696	2,866,132
4.00% 10/1/47	986,892	951,003
4.00% 9/1/52	6,726,340	6,446,067
4.50% 7/1/52	1,009,302	993,690
4.50% 8/1/55	314,407	308,268
5.00% 8/1/40	868,295	879,583
5.00% 7/1/52	4,237,586	4,271,372
5.00% 6/1/53	4,244,214	4,252,361
5.50% 9/1/41	1,928,257	2,018,398
5.50% 11/1/52	3,982,221	4,076,863
6.00% 12/1/52	1,614,980	1,687,324
6.00% 7/1/54	3,400,216	3,499,631
6.00% 8/1/55	1,865,562	1,949,561
6.50% 6/1/55	1,892,460	2,006,493
7.00% 11/1/53	89,261	95,516
7.00% 12/1/53	129,512	138,273
7.00% 1/1/54	435,816	464,647
7.00% 2/1/54	115,988	123,455
7.00% 6/1/54	397,690	424,618
7.00% 8/1/54	350,639	374,274
7.00% 9/1/54	118,973	126,632
Federal National Mortgage Association
1.50% 4/1/36	582,947	529,187
1.50% 6/1/36	1,760,687	1,593,659
2.00% 3/1/41	3,661,545	3,196,456
2.00% 5/1/41	4,228,814	3,685,652
2.00% 12/1/50	435,927	358,969
2.00% 2/1/51	1,889,529	1,558,541
2.00% 4/1/51	389,983	317,655
2.00% 8/1/51	2,125,453	1,747,928
2.00% 11/1/51	51,726	42,657
2.00% 12/1/51	819,676	668,675
2.00% 2/1/52	2,194,190	1,807,157
2.00% 3/1/52	963,459	792,703
2.50% 8/1/36	315,900	299,284
»2.50% 1/1/43	1,694,821	1,523,420
2.50% 8/1/50	8,114,827	7,017,458
2.50% 11/1/50	6,933,063	5,903,920
2.50% 1/1/51	3,210,258	2,751,982
2.50% 7/1/51	1,199,709	1,038,963
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
2.50% 9/1/51	2,619,629	$2,268,611
2.50% 12/1/51	2,086,549	1,802,598
2.50% 2/1/52	7,558,326	6,498,635
2.50% 4/1/52	1,907,474	1,637,539
3.00% 9/1/37	1,028,904	986,856
3.00% 10/1/46	5,115,010	4,648,068
3.00% 4/1/47	572,498	517,600
3.00% 11/1/48	993,190	901,070
3.00% 12/1/49	8,210,441	7,402,849
3.00% 7/1/51	5,866,786	5,268,024
3.00% 9/1/51	1,014,457	919,181
3.00% 12/1/51	481,110	430,225
3.00% 6/1/52	5,375,389	4,816,201
3.50% 1/1/48	2,841,832	2,697,503
3.50% 2/1/48	1,683,310	1,587,215
3.50% 1/1/50	1,098,199	1,034,642
3.50% 8/1/50	7,384,318	6,973,089
4.00% 8/1/42	751,538	739,333
4.00% 9/1/48	161,382	155,879
4.00% 6/1/49	764,855	740,089
4.00% 5/1/51	5,307,594	5,101,999
4.50% 1/1/50	3,755,924	3,758,015
5.00% 7/1/40	199,509	202,102
5.00% 7/1/47	531,620	546,668
5.50% 5/1/44	4,290,875	4,488,705
5.50% 10/1/52	3,718,043	3,791,256
5.50% 11/1/52	5,677,110	5,817,810
6.00% 1/1/42	5,039,568	5,327,230
∞6.00% 7/1/53	6,332,806	6,588,721
6.00% 5/1/55	5,431,015	5,669,549
6.00% 6/1/55	1,061,389	1,110,966
6.00% 7/1/55	1,978,875	2,071,314
6.00% 8/1/55	607,146	632,683
6.50% 6/1/54	2,373,472	2,510,782
6.50% 7/1/54	2,084,064	2,191,689
6.50% 7/1/55	684,914	727,013
7.00% 10/1/53	85,856	91,663
7.00% 11/1/53	58,618	62,087
7.00% 12/1/53	230,479	245,273
7.00% 1/1/54	1,509,264	1,609,515
7.00% 2/1/54	215,173	229,869
7.00% 4/1/54	9,231	9,832
7.00% 6/1/54	229,576	244,756
7.00% 8/1/54	35,942	38,327
7.00% 9/1/54	91,188	97,576
Government National Mortgage Association
2.00% 3/20/52	2,316,252	1,918,881
2.50% 8/20/51	3,551,307	3,064,906
2.50% 10/20/51	125,000	107,879
2.50% 4/20/52	3,399,998	2,934,291
3.00% 12/20/46	353,727	322,112
3.00% 5/20/51	366,510	329,749
3.00% 6/20/51	97,918	88,097
3.00% 7/20/51	123,978	111,543
LVIP Fidelity Institutional AM® Total Bond Fund-2

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
3.00% 8/20/51	146,603	$131,899
3.00% 4/20/52	2,391,377	2,151,519
3.00% 4/20/55	78,891	71,059
3.50% 8/20/47	4,788,463	4,463,974
3.50% 8/20/52	1,513,656	1,387,207
3.50% 10/20/52	465,108	427,559
5.00% 12/20/54	500,507	500,859
Government National Mortgage Association, TBA
2.00% 1/20/55	28,200,000	23,348,606
2.50% 1/20/55	7,000,000	6,036,953
3.00% 1/20/55	4,100,000	3,683,434
5.00% 2/20/56	9,350,000	9,316,944
5.50% 1/20/55	375,000	378,636
5.50% 2/20/56	15,025,000	15,158,950
5.50% 3/20/56	3,200,000	3,227,250
6.00% 2/20/56	8,400,000	8,553,891
6.00% 3/20/56	4,000,000	4,067,500
6.50% 3/20/55	1,125,000	1,163,760
Uniform Mortgage-Backed Security, TBA
2.00% 1/1/55	2,250,000	1,818,272
2.00% 2/1/56	8,900,000	7,191,929
4.50% 1/1/40	1,950,000	1,950,686
4.50% 1/1/55	1,150,000	1,122,563
5.00% 1/1/40	1,975,000	2,000,138
5.00% 2/1/41	8,675,000	8,782,367
5.50% 1/1/55	200,000	202,797
5.50% 2/1/56	1,300,000	1,317,316
6.00% 2/1/56	1,700,000	1,744,573
Total Agency Mortgage-Backed Securities (Cost $373,747,368)		361,671,767
CONVERTIBLE BONDS–0.12%
@EchoStar Corp. 3.88% exercise price $3.87, maturity date 11/30/30	362,568	1,210,977
Golar LNG Ltd. 2.75% exercise price $2.75, maturity date 12/15/30	143,000	137,709
MKS, Inc. 1.25% exercise price $1.25, maturity date 6/1/30	94,000	119,897
†^ON Semiconductor Corp. 0.00% exercise price $0.01, maturity date 5/1/27	124,000	147,622
PG&E Corp. 4.25% exercise price $4.25, maturity date 12/1/27	188,000	193,189
Redfin Corp. 0.50% exercise price $0.50, maturity date 4/1/27	444,000	415,584
Riot Platforms, Inc. 0.75% exercise price $0.75, maturity date 1/15/30	214,000	241,552
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
†^Terawulf, Inc. 0.00% exercise price $0.00, maturity date 5/1/32	136,000	$117,640
Wolfspeed, Inc.
2.50% exercise price $2.50, maturity date 6/15/31	51,000	75,544
2.50% exercise price $2.50, maturity date 6/15/31	21,000	31,106
Total Convertible Bonds (Cost $1,760,649)		2,690,820
CORPORATE BONDS–26.51%
Advertising–0.09%
Advantage Sales & Marketing, Inc. 6.50% 11/15/28	175,000	143,062
Clear Channel Outdoor Holdings, Inc.
7.13% 2/15/31	165,000	172,779
7.50% 6/1/29	185,000	183,696
7.50% 3/15/33	165,000	174,288
7.88% 4/1/30	210,000	221,170
CMG Media Corp. 8.88% 6/18/29	45,000	38,658
Dotdash Meredith, Inc. 7.63% 6/15/32	90,000	81,078
Lamar Media Corp. 5.38% 11/1/33	175,000	173,853
Neptune Bidco U.S., Inc.
9.29% 4/15/29	265,000	265,453
10.38% 5/15/31	275,000	281,969
Outfront Media Capital LLC/Outfront Media Capital Corp. 7.38% 2/15/31	55,000	58,215
Publicis Groupe SA 3.38% 6/12/32	100,000	116,672
		1,910,893
Aerospace & Defense–0.53%
Boeing Co.
2.20% 2/4/26	4,675,000	4,666,101
3.25% 2/1/28	2,200,000	2,162,267
6.86% 5/1/54	3,000,000	3,369,416
Bombardier, Inc.
6.75% 6/15/33	155,000	163,833
7.25% 7/1/31	165,000	175,832
Czechoslovak Group AS 6.50% 1/10/31	200,000	205,502
TransDigm, Inc.
6.25% 1/31/34	45,000	46,696
6.38% 3/1/29	120,000	123,752
6.38% 5/31/33	210,000	215,487
6.63% 3/1/32	100,000	104,042
6.75% 1/31/34	185,000	192,711
		11,425,639
LVIP Fidelity Institutional AM® Total Bond Fund-3

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture–0.39%
BAT Capital Corp. 5.35% 8/15/32	6,350,000	$6,597,622
BAT International Finance PLC 4.13% 4/12/32	255,000	307,828
Imperial Brands Finance PLC
3.88% 2/12/34	270,000	311,590
4.88% 6/7/32	175,000	232,911
Japan Tobacco, Inc. 5.85% 6/15/35	325,000	346,507
Philip Morris International, Inc. 3.25% 6/6/32	325,000	377,671
Scandinavian Tobacco Group AS 4.88% 9/12/29	165,000	200,620
		8,374,749
Airlines–0.04%
JetBlue Airways Corp./JetBlue Loyalty LP 9.88% 9/20/31	160,000	161,194
OneSky Flight LLC 8.88% 12/15/29	131,000	140,188
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38% 2/1/30	400,000	380,659
7.88% 5/1/27	165,000	166,215
		848,256
Apparel–0.02%
@Beach Acquisition Bidco LLC 10.00% 7/15/33	210,000	231,795
Gildan Activewear, Inc. 4.70% 10/7/30	153,000	152,249
		384,044
Auto Manufacturers–0.29%
Allison Transmission, Inc. 5.88% 12/1/33	125,000	126,820
American Honda Finance Corp. 5.05% 8/20/31	125,000	170,099
Aston Martin Capital Holdings Ltd. 10.00% 3/31/29	190,000	176,842
Ford Motor Credit Co. LLC
2.90% 2/16/28	1,030,000	991,779
4.45% 2/14/30	100,000	120,178
5.73% 9/5/30	132,000	134,032
6.18% 8/29/31	100,000	137,047
6.80% 5/12/28	2,340,000	2,441,733
6.80% 11/7/28	850,000	891,752
New Flyer Holdings, Inc. 9.25% 7/1/30	65,000	69,863
μRCI Banque SA 5.50% 10/9/34	200,000	247,719
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10.00% 1/15/31	120,000	$117,967
Stellantis Finance U.S., Inc. 5.75% 3/18/30	229,000	236,241
Volkswagen Bank GmbH 3.50% 6/19/31	100,000	117,314
μVolkswagen International Finance NV 3.88% 6/17/29	200,000	231,385
		6,210,771
Auto Parts & Equipment–0.09%
American Axle & Manufacturing, Inc.
6.38% 10/15/32	105,000	106,938
7.75% 10/15/33	140,000	142,601
Clarios Global LP/Clarios U.S. Finance Co.
6.75% 2/15/30	100,000	104,381
6.75% 9/15/32	170,000	176,289
Forvia SE 6.75% 9/15/33	135,000	139,398
Metalsa SAPI de CV 3.75% 5/4/31	200,000	173,178
Schaeffler AG 5.38% 4/1/31	200,000	247,813
ZF Europe Finance BV 4.75% 1/31/29	300,000	351,483
ZF North America Capital, Inc.
6.75% 4/23/30	225,000	222,338
6.88% 4/23/32	150,000	146,690
7.50% 3/24/31	125,000	126,345
		1,937,454
Banks–7.23%
μAustralia & New Zealand Banking Group Ltd. 5.15% 8/18/36	200,000	269,550
μBanco Bilbao Vizcaya Argentaria SA 6.03% 3/13/35	400,000	425,159
μBanco de Credito del Peru SA 5.80% 3/10/35	100,000	101,650
μBanco de Credito e Inversiones SA 8.75% 5/8/29	200,000	216,180
μBanco del Estado de Chile 7.95% 5/2/29	200,000	212,000
μBanco Mercantil del Norte SA 7.63% 1/10/28	250,000	256,997
μBank of America Corp.
4.62% 5/9/29	4,239,000	4,295,233
5.16% 1/24/31	3,080,000	3,179,651
5.29% 4/25/34	7,290,000	7,505,394
5.82% 9/15/29	4,171,000	4,350,702
6.20% 11/10/28	5,285,000	5,491,705
6.25% 7/26/30	135,000	137,120
LVIP Fidelity Institutional AM® Total Bond Fund-4

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μBank of Nova Scotia
3.38% 3/5/33	335,000	$392,275
4.34% 9/15/31	100,000	99,657
μBarclays PLC
3.54% 8/14/31	250,000	295,827
5.37% 2/25/31	4,180,000	4,320,318
5.50% 8/9/28	6,190,000	6,324,160
μBBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 5.13% 1/18/33	250,000	245,763
μBNP Paribas SA
3.95% 2/18/37	200,000	235,459
5.79% 1/13/33	3,491,000	3,664,624
7.45% 6/27/35	165,000	172,642
μBPCE SA 5.72% 1/18/30	420,000	434,812
μBW Real Estate, Inc. 9.50% 3/30/30	165,000	168,913
μCaixaBank SA 6.84% 9/13/34	485,000	540,909
μCitigroup, Inc.
2.67% 1/29/31	7,040,000	6,589,733
4.30% 7/23/36	100,000	118,518
5.17% 2/13/30	4,015,000	4,119,997
6.63% 2/15/31	180,000	182,929
Commonwealth Bank of Australia
2.69% 3/11/31	365,000	332,387
μ3.79% 8/26/37	100,000	116,834
Cooperatieve Rabobank UA
1.13% 5/7/31	300,000	317,367
μ5.71% 1/21/33	250,000	263,183
μDanske Bank AS 3.88% 1/9/32	415,000	500,793
μDeutsche Bank AG
6.72% 1/18/29	3,558,000	3,725,011
6.82% 11/20/29	2,599,000	2,771,293
μDZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main 3.71% 10/15/35	100,000	117,106
μGoldman Sachs Group, Inc.
5.02% 10/23/35	3,400,000	3,418,201
5.73% 4/25/30	4,010,000	4,189,335
6.48% 10/24/29	8,295,000	8,796,734
μHSBC Holdings PLC
5.81% 5/22/33	125,000	175,650
6.25% 3/9/34	420,000	456,763
8.20% 11/16/34	140,000	208,564
μING Groep NV 3.00% 8/17/31	300,000	349,134
Intesa Sanpaolo SpA
3.88% 7/14/27	1,070,000	1,066,829
6.63% 6/20/33	200,000	220,084
μJPMorgan Chase & Co.
2.52% 4/22/31	8,190,000	7,629,208
5.01% 1/23/30	2,075,000	2,126,253
5.14% 1/24/31	1,805,000	1,865,636
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μJPMorgan Chase & Co. (continued)
5.34% 1/23/35	2,175,000	$2,254,211
5.77% 4/22/35	7,040,000	7,501,769
6.25% 10/23/34	1,418,000	1,556,874
μJyske Bank AS 5.13% 5/1/35	338,000	418,051
Kreditanstalt fuer Wiederaufbau
0.38% 5/20/36	130,000	115,611
1.13% 3/31/37	380,000	357,804
4.00% 3/15/29	450,000	455,552
μMorgan Stanley
5.25% 4/21/34	5,220,000	5,374,310
5.83% 4/19/35	5,246,000	5,574,697
6.30% 10/18/28	3,189,000	3,312,784
6.41% 11/1/29	2,746,000	2,910,509
μMorgan Stanley Private Bank NA
4.20% 11/17/28	2,170,000	2,176,779
4.47% 11/19/31	2,174,000	2,179,692
μNatWest Group PLC
3.63% 9/3/34	100,000	116,898
7.42% 6/6/33	175,000	248,859
μPNC Financial Services Group, Inc. 6.88% 10/20/34	2,670,000	3,021,444
μRoyal Bank of Canada 3.13% 9/27/31	185,000	216,881
μSociete Generale SA 6.69% 1/10/34	205,000	223,265
μStandard Chartered PLC 3.86% 3/17/33	130,000	154,826
Toronto-Dominion Bank 3.36% 9/22/32	184,000	213,882
μTurkiye Garanti Bankasi AS 8.13% 1/8/36	80,000	83,115
μUBS Group AG
4.19% 4/1/31	6,590,000	6,527,190
5.70% 2/8/35	1,005,000	1,056,722
Walker & Dunlop, Inc. 6.63% 4/1/33	100,000	102,592
μWells Fargo & Co.
2.88% 10/30/30	9,110,000	8,666,279
5.24% 1/24/31	1,850,000	1,915,712
6.49% 10/23/34	5,790,000	6,409,206
μWestern Alliance Bancorp 3.00% 6/15/31	195,000	187,432
		156,327,188
Beverages–0.02%
Carlsberg Breweries AS 3.25% 2/28/32	175,000	204,642
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25% 4/27/29	150,000	148,640
LVIP Fidelity Institutional AM® Total Bond Fund-5

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Pernod Ricard SA 3.75% 2/4/37	100,000	$115,265
		468,547
Biotechnology–0.02%
Biocon Biologics Global PLC 6.67% 10/9/29	55,000	55,392
Emergent BioSolutions, Inc. 3.88% 8/15/28	238,000	213,374
Genmab AS/Genmab Finance LLC
6.25% 12/15/32	120,000	122,982
7.25% 12/15/33	115,000	120,797
		512,545
Building Materials–0.22%
AmeriTex HoldCo Intermediate LLC 7.63% 8/15/33	110,000	115,902
Amrize Finance U.S. LLC 4.70% 4/7/28	1,250,000	1,264,444
Builders FirstSource, Inc.
4.25% 2/1/32	160,000	152,354
6.38% 3/1/34	100,000	103,393
6.75% 5/15/35	315,000	329,337
Camelot Return Merger Sub, Inc. 8.75% 8/1/28	95,000	73,615
μCemex SAB de CV
5.13% 6/8/26	350,000	348,935
7.20% 6/10/30	200,000	208,580
Cornerstone Building Brands, Inc.
6.13% 1/15/29	95,000	47,586
9.50% 8/15/29	75,000	55,500
EMRLD Borrower LP/Emerald Co-Issuer, Inc. 6.63% 12/15/30	375,000	390,567
JH North America Holdings, Inc. 6.13% 7/31/32	35,000	35,929
Masterbrand, Inc. 7.00% 7/15/32	100,000	103,603
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75% 4/1/32	100,000	102,519
Quikrete Holdings, Inc.
6.38% 3/1/32	500,000	520,440
6.75% 3/1/33	165,000	172,308
Smyrna Ready Mix Concrete LLC 6.00% 11/1/28	165,000	165,763
Standard Building Solutions, Inc.
5.88% 3/15/34	120,000	120,351
6.25% 8/1/33	235,000	240,061
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Standard Building Solutions, Inc. (continued)
6.50% 8/15/32	125,000	$128,691
		4,679,878
Chemicals–0.46%
@Advancion Sciences, Inc. 9.25% 11/1/26	342,465	298,801
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31	100,000	105,462
‡Braskem Idesa SAPI 7.45% 11/15/29	150,000	87,000
Braskem Netherlands Finance BV
5.88% 1/31/50	100,000	34,625
7.25% 2/13/33	290,000	112,375
Celanese U.S. Holdings LLC
6.50% 4/15/30	351,000	352,755
6.75% 4/15/33	2,329,000	2,316,780
6.88% 7/15/32	110,000	114,469
7.00% 2/15/31	180,000	184,295
7.05% 11/15/30	105,000	110,636
7.20% 11/15/33	95,000	100,359
7.38% 2/15/34	180,000	182,875
Chemours Co.
4.63% 11/15/29	45,000	40,690
5.75% 11/15/28	280,000	272,303
8.00% 1/15/33	190,000	183,941
Consolidated Energy Finance SA
5.63% 10/15/28	50,000	32,500
6.50% 5/15/26	440,000	425,166
12.00% 2/15/31	550,000	388,850
@GPD Cos., Inc. 12.50% 12/31/29	133,731	68,189
Herens Holdco SARL 4.75% 5/15/28	310,000	269,166
Inversion Escrow Issuer LLC 6.75% 8/1/32	235,000	234,092
Ma'aden Sukuk Ltd. 5.25% 2/13/30	200,000	205,213
Mativ Holdings, Inc. 8.00% 10/1/29	135,000	136,353
Methanex Corp.
5.13% 10/15/27	325,000	326,839
5.25% 12/15/29	70,000	70,639
5.65% 12/1/44	245,000	219,015
Methanex U.S. Operations, Inc. 6.25% 3/15/32	165,000	169,896
OCP SA
3.75% 6/23/31	200,000	187,076
5.13% 6/23/51	100,000	82,625
6.88% 4/25/44	100,000	104,350
Olin Corp.
5.00% 2/1/30	325,000	319,563
LVIP Fidelity Institutional AM® Total Bond Fund-6

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals (continued)
Olin Corp. (continued)
5.63% 8/1/29	65,000	$65,344
6.63% 4/1/33	215,000	213,381
Olympus Water U.S. Holding Corp.
6.25% 10/1/29	250,000	243,271
7.25% 2/15/33	225,000	226,112
Perimeter Holdings LLC 6.25% 1/15/34	120,000	119,211
Sasol Financing USA LLC
4.38% 9/18/26	270,000	268,172
8.75% 5/3/29	200,000	203,045
Solstice Advanced Materials, Inc. 5.63% 9/30/33	170,000	171,495
Tronox, Inc. 4.63% 3/15/29	340,000	238,019
WR Grace Holdings LLC
5.63% 8/15/29	335,000	318,882
6.63% 8/15/32	170,000	172,171
		9,976,001
Commercial Services–0.33%
ADT Security Corp. 5.88% 10/15/33	115,000	116,425
Allied Universal Holdco LLC 7.88% 2/15/31	290,000	305,625
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.88% 6/15/30	160,000	166,588
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.38% 6/15/32	95,000	98,097
Belron U.K. Finance PLC 5.75% 10/15/29	135,000	137,861
Block, Inc.
3.50% 6/1/31	240,000	225,580
6.00% 8/15/33	160,000	164,257
6.50% 5/15/32	280,000	291,161
Boost Newco Borrower LLC 7.50% 1/15/31	250,000	265,712
Champions Financing, Inc. 8.75% 2/15/29	180,000	177,040
CoreCivic, Inc.
4.75% 10/15/27	280,000	278,367
8.25% 4/15/29	65,000	68,333
DP World Crescent Ltd. 3.75% 1/30/30	200,000	193,963
DP World Ltd. 5.63% 9/25/48	100,000	98,012
Fiserv Funding ULC 3.50% 6/15/32	100,000	115,091
GEO Group, Inc.
8.63% 4/15/29	165,000	173,547
10.25% 4/15/31	165,000	180,623
Herc Holdings, Inc.
5.75% 3/15/31	80,000	81,188
6.00% 3/15/34	75,000	76,000
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Herc Holdings, Inc. (continued)
7.00% 6/15/30	215,000	$226,272
7.25% 6/15/33	155,000	164,360
ION Platform Finance U.S., Inc. 7.88% 9/30/32	190,000	180,283
OT Midco, Inc. 10.00% 2/15/30	215,000	85,545
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75% 8/15/32	110,000	113,574
Sotheby's 7.38% 10/15/27	431,000	428,478
StoneMor, Inc. 8.50% 5/15/29	300,000	293,214
Synergy Infrastructure Holdings LLC 7.88% 12/1/30	60,000	62,203
TriNet Group, Inc. 3.50% 3/1/29	150,000	141,744
United Rentals North America, Inc.
5.38% 11/15/33	240,000	239,830
6.13% 3/15/34	210,000	218,751
Verisk Analytics, Inc.
4.50% 8/15/30	444,000	447,359
5.13% 2/15/36	999,000	1,003,561
Wand NewCo 3, Inc. 7.63% 1/30/32	100,000	105,832
WEX, Inc. 6.50% 3/15/33	120,000	122,839
Williams Scotsman, Inc.
6.63% 6/15/29	110,000	113,616
6.63% 4/15/30	75,000	77,519
		7,238,450
Computers–0.32%
Amentum Holdings, Inc. 7.25% 8/1/32	125,000	131,760
CACI International, Inc. 6.38% 6/15/33	200,000	206,936
Dell International LLC/EMC Corp.
4.15% 2/15/29	889,000	888,036
4.50% 2/15/31	1,760,000	1,757,488
4.75% 10/6/32	1,173,000	1,171,459
5.10% 2/15/36	2,190,000	2,162,764
Insight Enterprises, Inc. 6.63% 5/15/32	100,000	102,800
Science Applications International Corp. 5.88% 11/1/33	175,000	177,404
Seagate Data Storage Technology Pte. Ltd.
5.75% 12/1/34	155,000	158,856
5.88% 7/15/30	115,000	118,549
8.50% 7/15/31	75,000	79,737
		6,955,789
LVIP Fidelity Institutional AM® Total Bond Fund-7

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Distribution/Wholesale–0.00%
Resideo Funding, Inc. 6.50% 7/15/32	60,000	$61,412
		61,412
Diversified Financial Services–1.30%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	2,070,000	2,041,865
3.00% 10/29/28	3,769,000	3,654,003
5.10% 1/19/29	1,400,000	1,431,210
μAir Lease Corp. 4.13% 12/15/26	360,000	351,427
μAircastle Ltd. 5.25% 6/15/26	250,000	248,757
Ally Financial, Inc.
μ4.70% 5/15/26	30,000	29,695
μ4.70% 5/15/28	250,000	237,705
μ6.65% 1/17/40	300,000	301,941
6.70% 2/14/33	290,000	303,093
8.00% 11/1/31	496,000	562,963
Avolon Holdings Funding Ltd.
4.70% 1/30/31	1,500,000	1,490,345
4.95% 1/15/28	1,700,000	1,719,933
5.38% 5/30/30	2,150,000	2,207,204
Burford Capital Global Finance LLC 7.50% 7/15/33	135,000	128,825
μCapital One Financial Corp.
4.93% 5/10/28	2,000,000	2,023,550
6.31% 6/8/29	5,000,000	5,247,253
CIMIC Finance Ltd. 1.50% 5/28/29	124,000	135,854
CrossCountry Intermediate HoldCo LLC
6.50% 10/1/30	115,000	117,300
6.75% 12/1/32	60,000	60,974
Encore Capital Group, Inc. 8.50% 5/15/30	170,000	182,741
GGAM Finance Ltd.
5.88% 3/15/30	165,000	167,440
6.88% 4/15/29	160,000	165,950
8.00% 6/15/28	335,000	354,755
Global Aircraft Leasing Co. Ltd. 8.75% 9/1/27	315,000	326,670
Hightower Holding LLC 9.13% 1/31/30	250,000	264,819
Jane Street Group/JSG Finance, Inc.
6.13% 11/1/32	165,000	167,897
6.75% 5/1/33	275,000	287,044
7.13% 4/30/31	125,000	131,346
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00% 8/15/28	155,000	149,229
6.63% 10/15/31	140,000	137,770
LFS Topco LLC 8.75% 7/15/30	245,000	246,583
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Macquarie Airfinance Holdings Ltd.
6.40% 3/26/29	165,000	$172,903
6.50% 3/26/31	125,000	133,684
Navient Corp.
4.88% 3/15/28	100,000	98,881
5.50% 3/15/29	80,000	79,412
5.63% 8/1/33	100,000	91,433
7.88% 6/15/32	80,000	83,695
OneMain Finance Corp.
3.88% 9/15/28	240,000	233,910
6.13% 5/15/30	110,000	112,155
6.50% 3/15/33	70,000	70,606
6.63% 5/15/29	205,000	212,327
6.75% 9/15/33	60,000	60,758
7.13% 3/15/26	114,000	114,840
7.13% 9/15/32	105,000	109,087
PennyMac Financial Services, Inc.
6.75% 2/15/34	110,000	113,710
6.88% 5/15/32	150,000	157,034
6.88% 2/15/33	125,000	130,494
PRA Group, Inc. 8.88% 1/31/30	60,000	62,248
Rocket Cos., Inc.
6.13% 8/1/30	140,000	144,715
6.38% 8/1/33	205,000	213,737
SLM Corp. 6.50% 1/31/30	125,000	129,382
Stellantis Financial Services U.S. Corp. 5.40% 9/15/30	216,000	219,328
Stonex Escrow Issuer LLC 6.88% 7/15/32	61,000	63,271
UWM Holdings LLC
6.25% 3/15/31	170,000	169,729
6.63% 2/1/30	210,000	212,642
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50% 6/15/31	60,000	62,849
		28,128,971
Electric–1.20%
Abu Dhabi National Energy Co. PJSC
4.00% 10/3/49	100,000	80,819
4.75% 3/9/37	200,000	195,836
AES Corp.
2.45% 1/15/31	4,990,000	4,524,126
μ6.95% 7/15/55	120,000	118,478
Alpha Generation LLC
6.25% 1/15/34	225,000	227,020
6.75% 10/15/32	50,000	51,759
Amprion GmbH
3.88% 6/5/36	100,000	117,081
4.13% 9/7/34	300,000	363,172
LVIP Fidelity Institutional AM® Total Bond Fund-8

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
AusNet Services Holdings Pty. Ltd. 6.13% 5/31/33	180,000	$123,709
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88% 2/15/39	149,236	163,210
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC 6.38% 2/15/32	365,000	365,602
Calpine Corp.
4.63% 2/1/29	100,000	99,626
5.13% 3/15/28	65,000	65,073
Chile Electricity Lux MPC SARL 6.01% 1/20/33	179,000	187,845
Clearway Energy Operating LLC 3.75% 2/15/31	250,000	233,472
ContourGlobal Power Holdings SA 6.75% 2/28/30	125,000	128,889
Edison International
6.25% 3/15/30	100,000	104,530
μ7.88% 6/15/54	120,000	125,970
μ8.13% 6/15/53	120,000	124,863
Electricite de France SA 5.50% 1/25/35	300,000	400,534
EnBW International Finance BV
3.75% 11/20/35	240,000	281,214
5.79% 2/26/36	200,000	130,251
Enel Finance International NV 5.50% 6/26/34	215,000	222,815
Energuate Trust 2 0 6.35% 9/15/35	200,000	199,923
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA 5.38% 12/30/30	560,000	520,983
Engie SA 4.25% 9/6/34	200,000	244,241
Eskom Holdings 6.35% 8/10/28	250,000	258,910
Exelon Corp. 5.45% 3/15/34	1,115,000	1,159,286
Georgia Power Co. 4.95% 5/17/33	4,200,000	4,282,151
Hawaiian Electric Co., Inc. 6.00% 10/1/33	100,000	101,393
Investment Energy Resources Ltd. 6.25% 4/26/29	200,000	200,910
Kallpa Generacion SA 5.50% 9/11/35	200,000	200,600
Lightning Power LLC 7.25% 8/15/32	100,000	106,335
London Power Networks PLC 3.84% 6/11/37	100,000	116,562
Mong Duong Finance Holdings BV 5.13% 5/7/29	57,938	57,315
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
μNGG Finance PLC 2.13% 9/5/82	181,000	$209,240
Niagara Energy SAC 5.75% 10/3/34	200,000	203,697
NRG Energy, Inc.
3.38% 2/15/29	210,000	200,926
5.75% 7/15/29	165,000	164,192
5.75% 1/15/34	175,000	176,780
6.00% 2/1/33	310,000	316,138
6.00% 1/15/36	175,000	177,318
6.25% 11/1/34	210,000	215,673
μPacifiCorp 7.38% 9/15/55	160,000	163,079
PG&E Corp.
5.25% 7/1/30	560,000	556,034
μ7.38% 3/15/55	231,000	240,584
Puget Energy, Inc. 5.73% 3/15/35	4,290,000	4,402,210
RWE Finance U.S. LLC
5.13% 9/18/35	320,000	318,205
5.88% 4/16/34	202,000	212,945
Saavi Energia SARL 8.88% 2/10/35	250,000	271,137
Scottish Hydro Electric Transmission PLC 3.38% 9/4/32	175,000	205,086
μSSE PLC 3.74% 1/14/26	100,000	134,453
Talen Energy Supply LLC
6.25% 2/1/34	175,000	178,485
6.50% 2/1/36	175,000	180,966
Termocandelaria Power SA 7.75% 9/17/31	250,000	257,500
Tierra Mojada Luxembourg II SARL 5.75% 12/1/40	168,684	165,607
TransAlta Corp. 5.88% 2/1/34	120,000	120,829
Vistra Operations Co. LLC
5.63% 2/15/27	210,000	210,091
6.88% 4/15/32	210,000	221,218
XPLR Infrastructure Operating Partners LP
7.25% 1/15/29	30,000	30,738
7.75% 4/15/34	215,000	218,503
8.38% 1/15/31	140,000	146,948
8.63% 3/15/33	200,000	210,403
		25,993,488
Electrical Components & Equipment–0.01%
WESCO Distribution, Inc. 6.38% 3/15/33	165,000	172,274
		172,274
Electronics–0.02%
Coherent Corp. 5.00% 12/15/29	105,000	104,645
Sensata Technologies BV 4.00% 4/15/29	93,000	90,739
LVIP Fidelity Institutional AM® Total Bond Fund-9

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics (continued)
Sensata Technologies, Inc. 6.63% 7/15/32	110,000	$115,178
TTM Technologies, Inc. 4.00% 3/1/29	60,000	58,598
		369,160
Energy-Alternate Sources–0.00%
=†^Sunnova Energy Corp. 0.00% 9/1/26	280,000	700
		700
Engineering & Construction–0.17%
AECOM 6.00% 8/1/33	225,000	230,594
Aeropuerto Internacional de Tocumen SA 5.13% 8/11/61	200,000	162,600
Aeropuertos Dominicanos Siglo XXI SA 7.00% 6/30/34	200,000	210,000
Artera Services LLC 8.50% 2/15/31	684,000	567,953
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C 7.88% 2/3/30	120,000	123,537
Brand Industrial Services, Inc. 10.38% 8/1/30	315,000	308,902
Heathrow Funding Ltd. 6.00% 3/5/32	255,000	354,216
HTA Group Ltd. 7.50% 6/4/29	190,000	196,338
IHS Holding Ltd.
5.63% 11/29/26	125,000	124,115
7.88% 5/29/30	375,000	386,250
8.25% 11/29/31	165,000	172,102
Kingston Airport Revenue Finance Ltd. 6.75% 12/15/36	200,000	205,500
Montego Bay Airport Revenue Finance Ltd. 6.60% 6/15/35	200,000	199,260
Railworks Holdings LP/Railworks Rally, Inc. 8.25% 11/15/28	260,000	261,467
TopBuild Corp.
4.13% 2/15/32	100,000	94,973
5.63% 1/31/34	160,000	161,854
		3,759,661
Entertainment–0.03%
GENM Capital Labuan Ltd. 3.88% 4/19/31	200,000	181,210
Light & Wonder International, Inc. 6.25% 10/1/33	170,000	172,108
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25% 4/15/30	60,000	62,544
11.88% 4/15/31	90,000	95,102
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment (continued)
Warnermedia Holdings, Inc.
5.05% 3/15/42	160,000	$112,600
5.14% 3/15/52	45,000	29,648
		653,212
Environmental Control–0.03%
‡Ambipar Lux SARL 9.88% 2/6/31	531,000	116,820
Clean Harbors, Inc. 6.38% 2/1/31	100,000	102,912
GFL Environmental, Inc. 3.50% 9/1/28	100,000	98,334
Reworld Holding Corp. 4.88% 12/1/29	75,000	72,089
Wrangler Holdco Corp. 6.63% 4/1/32	190,000	199,162
		589,317
Food–0.85%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50% 3/15/29	185,000	177,673
4.88% 2/15/30	160,000	158,680
5.50% 3/31/31	70,000	70,738
5.75% 3/31/34	70,000	70,283
6.25% 3/15/33	120,000	123,358
Barry Callebaut Services NV 4.25% 8/19/31	200,000	240,564
C&S Group Enterprises LLC 5.00% 12/15/28	100,000	92,557
Gruma SAB de CV 5.76% 12/9/54	100,000	100,324
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc. 9.00% 2/15/29	220,000	230,934
Kroger Co. 5.00% 9/15/34	4,340,000	4,363,975
Lamb Weston Holdings, Inc. 4.13% 1/31/30	335,000	324,051
MARB BondCo PLC 3.95% 1/29/31	140,000	126,857
Mars, Inc.
4.80% 3/1/30	7,595,000	7,761,806
5.20% 3/1/35	2,855,000	2,934,454
METRO AG 4.00% 3/5/30	175,000	214,394
Minerva Luxembourg SA
4.38% 3/18/31	30,000	27,886
8.88% 9/13/33	140,000	152,900
NBM U.S. Holdings, Inc. 6.63% 8/6/29	150,000	151,650
Performance Food Group, Inc. 6.13% 9/15/32	110,000	113,400
Post Holdings, Inc.
6.25% 2/15/32	165,000	169,533
LVIP Fidelity Institutional AM® Total Bond Fund-10

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Post Holdings, Inc. (continued)
6.38% 3/1/33	165,000	$166,650
6.50% 3/15/36	60,000	60,081
REWE International Finance BV 4.88% 9/13/30	200,000	250,273
U.S. Foods, Inc.
4.75% 2/15/29	210,000	208,821
5.75% 4/15/33	125,000	127,324
		18,419,166
Food Service–0.01%
TKC Holdings, Inc. 6.88% 5/15/28	210,000	212,047
		212,047
Forest Products & Paper–0.04%
Ahlstrom Holding 3 OYJ 4.88% 2/4/28	100,000	98,223
Inversiones CMPC SA
3.00% 4/6/31	50,000	44,746
μ6.70% 12/9/57	200,000	200,612
LD Celulose International GmbH 7.95% 1/26/32	200,000	208,362
Mondi Finance PLC 3.38% 5/23/31	100,000	116,285
Suzano Austria GmbH 5.00% 1/15/30	200,000	200,168
Suzano Netherlands BV 5.50% 1/15/36	100,000	99,138
		967,534
Gas–0.23%
Fluxys SA 4.00% 11/28/30	200,000	238,813
NiSource, Inc. 2.95% 9/1/29	4,540,000	4,356,344
Snam SpA 5.75% 5/28/35	200,000	208,924
Vier Gas Transport GmbH 3.63% 9/8/33	200,000	232,525
		5,036,606
Health Care Products–0.02%
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25% 4/1/29	390,000	403,167
		403,167
Health Care Services–0.67%
Acadia Healthcare Co., Inc. 7.38% 3/15/33	120,000	121,201
Centene Corp. 4.63% 12/15/29	6,560,000	6,362,831
CHS/Community Health Systems, Inc.
4.75% 2/15/31	655,000	583,530
5.25% 5/15/30	557,000	523,130
6.13% 4/1/30	275,000	220,338
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
CHS/Community Health Systems, Inc. (continued)
9.75% 1/15/34	110,000	$115,536
DaVita, Inc.
4.63% 6/1/30	375,000	364,646
6.75% 7/15/33	160,000	165,903
6.88% 9/1/32	210,000	218,603
Global Medical Response, Inc. 7.38% 10/1/32	60,000	62,362
HCA, Inc. 5.45% 9/15/34	2,610,000	2,685,808
IQVIA, Inc.
6.25% 6/1/32	230,000	240,331
6.50% 5/15/30	100,000	103,739
LifePoint Health, Inc. 10.00% 6/1/32	100,000	106,208
Molina Healthcare, Inc.
6.25% 1/15/33	365,000	372,105
6.50% 2/15/31	190,000	195,136
National Mentor Holdings, Inc. 10.50% 12/15/30	300,000	301,590
Pediatrix Medical Group, Inc. 5.38% 2/15/30	120,000	119,670
Prime Healthcare Services, Inc. 9.38% 9/1/29	135,000	141,750
Radiology Partners, Inc. 8.50% 7/15/32	65,000	67,901
Sotera Health Holdings LLC 7.38% 6/1/31	60,000	62,929
Surgery Center Holdings, Inc. 7.25% 4/15/32	120,000	121,376
Tenet Healthcare Corp.
4.25% 6/1/29	105,000	103,432
5.50% 11/15/32	200,000	202,742
6.00% 11/15/33	115,000	118,403
6.13% 10/1/28	245,000	246,096
6.13% 6/15/30	195,000	199,542
U.S. Acute Care Solutions LLC 9.75% 5/15/29	295,000	297,187
		14,424,025
Holding Companies-Diversified–0.00%
Clue Opco LLC 9.50% 10/15/31	80,000	84,598
		84,598
Home Builders–0.09%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63% 8/1/29	70,000	66,738
6.88% 8/1/33	65,000	65,052
Beazer Homes USA, Inc. 7.50% 3/15/31	100,000	101,393
Berkeley Group PLC 2.50% 8/11/31	427,000	497,007
LVIP Fidelity Institutional AM® Total Bond Fund-11

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Home Builders (continued)
Century Communities, Inc. 6.63% 9/15/33	135,000	$136,512
Dream Finders Homes, Inc. 6.88% 9/15/30	135,000	135,761
Forestar Group, Inc. 6.50% 3/15/33	165,000	168,275
LGI Homes, Inc.
4.00% 7/15/29	100,000	91,132
7.00% 11/15/32	460,000	439,701
8.75% 12/15/28	15,000	15,646
New Home Co., Inc. 8.50% 11/1/30	115,000	118,433
Taylor Morrison Communities, Inc. 5.75% 11/15/32	110,000	113,178
		1,948,828
Home Furnishings–0.03%
Whirlpool Corp.
5.75% 3/1/34	15,000	13,914
6.13% 6/15/30	225,000	224,727
6.50% 6/15/33	395,000	383,034
		621,675
Household Products Ware–0.01%
Kronos Acquisition Holdings, Inc. 8.25% 6/30/31	210,000	138,075
		138,075
Insurance–0.77%
Acrisure LLC/Acrisure Finance, Inc.
6.75% 7/1/32	65,000	66,957
7.50% 11/6/30	60,000	62,499
8.50% 6/15/29	60,000	62,786
Admiral Group PLC 8.50% 1/6/34	235,000	367,037
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38% 10/1/32	125,000	129,608
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88% 11/1/29	210,000	212,097
Asurion LLC & Asurion Co-Issuer, Inc. 8.00% 12/31/32	380,000	394,292
Athene Global Funding 5.58% 1/9/29	2,100,000	2,157,171
Corebridge Financial, Inc. 3.90% 4/5/32	4,670,000	4,432,526
Equitable Financial Life Global Funding 5.00% 3/27/30	4,220,000	4,314,065
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
μQBE Insurance Group Ltd. 2.50% 9/13/38	174,000	$222,361
Reinsurance Group of America, Inc. 3.15% 6/15/30	4,590,000	4,340,870
		16,762,269
Internet–0.21%
Cablevision Lightpath LLC
3.88% 9/15/27	60,000	58,560
5.63% 9/15/28	40,000	39,094
Cogent Communications Group LLC/Cogent Finance, Inc.
7.00% 6/15/27	150,000	150,101
7.00% 6/15/27	275,000	274,899
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50% 3/1/29	165,000	158,215
5.25% 12/1/27	165,000	165,450
GrubHub Holdings, Inc. 13.00% 7/31/30	39,005	31,750
ION Platform Finance U.S., Inc./ION Platform Finance SARL
5.00% 5/1/28	200,000	185,651
5.75% 5/15/28	210,000	198,025
8.75% 5/1/29	60,000	60,787
Prosus NV 4.19% 1/19/32	500,000	478,522
Snap, Inc.
6.88% 3/1/33	115,000	119,168
6.88% 3/15/34	70,000	72,074
Uber Technologies, Inc.
4.15% 1/15/31	884,000	880,730
4.80% 9/15/35	697,000	693,319
Wayfair LLC
6.75% 11/15/32	205,000	210,756
7.25% 10/31/29	321,000	335,018
7.75% 9/15/30	350,000	372,911
		4,485,030
Investment Companies–0.70%
Abu Dhabi Developmental Holding Co. PJSC
5.25% 10/2/54	200,000	193,864
5.50% 5/8/34	200,000	211,066
ARES Strategic Income Fund
5.45% 9/9/28	1,075,000	1,083,986
5.80% 9/9/30	869,000	877,414
6.35% 8/15/29	2,090,000	2,150,564
Blackstone Private Credit Fund
4.88% 4/14/26	100,000	134,812
5.60% 11/22/29	1,565,000	1,579,752
7.30% 11/27/28	2,950,000	3,129,149
LVIP Fidelity Institutional AM® Total Bond Fund-12

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Investment Companies (continued)
μHA Sustainable Infrastructure Capital, Inc. 8.00% 6/1/56	209,000	$218,418
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38% 2/1/29	205,000	176,872
5.25% 5/15/27	380,000	374,777
6.25% 5/15/26	40,000	39,972
10.00% 11/15/29	190,000	189,866
MDGH GMTN RSC Ltd.
2.88% 11/7/29	200,000	190,580
5.08% 5/22/53	200,000	189,880
Sixth Street Lending Partners 6.13% 7/15/30	4,220,000	4,331,199
		15,072,171
Iron & Steel–0.15%
Carpenter Technology Corp. 5.63% 3/1/34	160,000	162,516
Champion Iron Canada, Inc. 7.88% 7/15/32	50,000	53,082
Cleveland-Cliffs, Inc.
7.00% 3/15/32	155,000	158,875
7.38% 5/1/33	80,000	83,203
7.63% 1/15/34	85,000	88,827
Commercial Metals Co.
3.88% 2/15/31	100,000	94,955
4.13% 1/15/30	70,000	67,969
5.75% 11/15/33	144,000	147,245
6.00% 12/15/35	190,000	194,780
CSN Inova Ventures 6.75% 1/28/28	205,000	189,823
Mineral Resources Ltd.
7.00% 4/1/31	75,000	78,210
8.00% 11/1/27	140,000	142,982
8.50% 5/1/30	310,000	322,381
9.25% 10/1/28	100,000	104,950
POSCO 5.88% 1/17/33	200,000	211,114
@Samarco Mineracao SA 9.50% 6/30/31	561,775	569,053
Usiminas International SARL 7.50% 1/27/32	200,000	207,492
Vale Overseas Ltd.
μ6.00% 2/25/56	200,000	200,060
6.40% 6/28/54	150,000	153,075
		3,230,592
Leisure Time–0.10%
Acushnet Co. 5.63% 12/1/33	70,000	70,786
Amer Sports Co. 6.75% 2/16/31	210,000	220,103
Carnival Corp.
5.75% 3/15/30	230,000	236,535
5.75% 8/1/32	110,000	112,891
5.88% 6/15/31	215,000	222,074
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Leisure Time (continued)
Carnival Corp. (continued)
6.13% 2/15/33	125,000	$129,074
Life Time, Inc. 6.00% 11/15/31	195,000	199,780
Lindblad Expeditions LLC 7.00% 9/15/30	60,000	62,591
MajorDrive Holdings IV LLC 6.38% 6/1/29	175,000	125,610
NCL Corp. Ltd.
6.25% 9/15/33	230,000	229,903
6.75% 2/1/32	125,000	127,990
Viking Cruises Ltd.
5.88% 10/15/33	330,000	335,103
9.13% 7/15/31	100,000	107,084
		2,179,524
Lodging–0.05%
Hilton Domestic Operating Co., Inc.
3.63% 2/15/32	340,000	315,615
4.00% 5/1/31	160,000	153,181
5.50% 3/31/34	60,000	60,412
5.75% 9/15/33	110,000	112,576
6.13% 4/1/32	100,000	103,551
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.63% 1/15/32	120,000	122,998
IHG Finance LLC 3.38% 9/10/30	100,000	117,200
		985,533
Machinery Diversified–0.01%
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27	335,000	335,079
		335,079
Media–0.90%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25% 2/1/31	240,000	220,524
4.25% 1/15/34	160,000	136,044
4.50% 5/1/32	230,000	206,434
4.50% 6/1/33	140,000	122,550
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85% 4/1/61	6,270,000	3,736,357
6.38% 10/23/35	4,140,000	4,272,710
6.48% 10/23/45	2,250,000	2,115,374
CSC Holdings LLC
3.38% 2/15/31	500,000	302,779
4.13% 12/1/30	80,000	49,056
4.50% 11/15/31	350,000	213,500
LVIP Fidelity Institutional AM® Total Bond Fund-13

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
CSC Holdings LLC (continued)
4.63% 12/1/30	210,000	$75,010
Discovery Communications LLC 6.35% 6/1/40	45,000	37,272
DISH DBS Corp.
5.13% 6/1/29	160,000	142,001
5.25% 12/1/26	50,000	48,487
7.38% 7/1/28	95,000	91,858
7.75% 7/1/26	355,000	350,679
EW Scripps Co. 9.88% 8/15/30	120,000	119,843
Telecomunicaciones Digitales SA 4.50% 1/30/30	250,000	237,945
Time Warner Cable LLC 7.30% 7/1/38	5,775,000	6,186,068
Univision Communications, Inc.
8.50% 7/31/31	395,000	412,629
9.38% 8/1/32	185,000	198,840
Virgin Media Secured Finance PLC 4.50% 8/15/30	250,000	231,434
		19,507,394
Metal Fabricate & Hardware–0.01%
Vallourec SACA 7.50% 4/15/32	259,000	275,002
		275,002
Mining–0.24%
Alcoa Nederland Holding BV 7.13% 3/15/31	415,000	440,939
Alumina Pty. Ltd. 6.38% 9/15/32	210,000	218,069
Antofagasta PLC 2.38% 10/14/30	200,000	181,355
Aris Mining Corp. 8.00% 10/31/29	250,000	260,751
Capstone Copper Corp. 6.75% 3/31/33	110,000	114,174
Century Aluminum Co. 6.88% 8/1/32	130,000	133,940
Cia de Minas Buenaventura SAA 6.80% 2/4/32	200,000	208,026
Corp. Nacional del Cobre de Chile
3.15% 1/14/30	50,000	47,472
5.95% 1/8/34	200,000	209,123
6.30% 9/8/53	200,000	204,705
Endeavour Mining PLC 7.00% 5/28/30	200,000	206,545
ERO Copper Corp. 6.50% 2/15/30	290,000	289,334
First Quantum Minerals Ltd.
7.25% 2/15/34	365,000	383,726
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
First Quantum Minerals Ltd. (continued)
8.00% 3/1/33	180,000	$192,231
Freeport Indonesia PT 6.20% 4/14/52	200,000	203,350
Fresnillo PLC 4.25% 10/2/50	250,000	199,333
Hudbay Minerals, Inc. 4.50% 4/1/26	100,000	100,105
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 5.45% 5/15/30	150,000	154,828
Ivanhoe Mines Ltd. 7.88% 1/23/30	135,000	139,281
Kaiser Aluminum Corp. 5.88% 3/1/34	140,000	140,439
Navoi Mining & Metallurgical Combinat 6.95% 10/17/31	200,000	212,978
Navoiyuran State Enterprise 6.70% 7/2/30	200,000	201,483
Nexa Resources SA 6.75% 4/9/34	200,000	213,964
Novelis Corp.
6.38% 8/15/33	70,000	70,964
6.88% 1/30/30	240,000	249,204
Volcan Cia Minera SAA 8.50% 10/28/32	255,000	262,364
		5,238,683
Miscellaneous Manufacturing–0.07%
Amsted Industries, Inc. 6.38% 3/15/33	135,000	139,048
Axon Enterprise, Inc.
6.13% 3/15/30	145,000	149,690
6.25% 3/15/33	165,000	171,654
Enpro, Inc. 6.13% 6/1/33	135,000	139,306
Entegris, Inc.
4.75% 4/15/29	335,000	335,731
5.95% 6/15/30	535,000	545,705
		1,481,134
Oil & Gas–2.01%
Adnoc Murban Rsc Ltd. 5.13% 9/11/54	200,000	187,936
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 6.63% 7/15/33	60,000	62,103
Bapco Energies BSC Closed
7.50% 10/25/27	150,000	155,437
8.38% 11/7/28	50,000	53,830
Breakwater Energy Holdings SARL 9.25% 11/15/30	165,000	172,781
California Resources Corp.
7.00% 1/15/34	15,000	14,776
8.25% 6/15/29	284,000	297,059
LVIP Fidelity Institutional AM® Total Bond Fund-14

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13% 1/15/27	140,000	$140,107
9.75% 7/15/28	250,000	252,655
‡Canacol Energy Ltd. 5.75% 11/24/28	732,000	209,030
Canadian Natural Resources Ltd. 2.95% 7/15/30	4,730,000	4,457,599
Cenovus Energy, Inc.
4.65% 3/20/31	366,000	364,860
5.40% 3/20/36	282,000	281,630
CITGO Petroleum Corp. 8.38% 1/15/29	50,000	51,991
CNX Resources Corp. 7.25% 3/1/32	210,000	219,219
Comstock Resources, Inc.
5.88% 1/15/30	210,000	204,258
6.75% 3/1/29	165,000	165,366
Cosan Overseas Ltd. 8.25% 2/5/26	200,000	201,700
CVR Energy, Inc. 8.50% 1/15/29	115,000	118,202
DBR Land Holdings LLC 6.25% 12/1/30	120,000	122,746
Ecopetrol SA
8.38% 1/19/36	50,000	51,439
8.88% 1/13/33	350,000	373,780
Empresa Nacional del Petroleo 5.95% 7/30/34	200,000	209,269
Energean Israel Finance Ltd.
5.38% 3/30/28	45,000	44,381
5.88% 3/30/31	90,000	87,048
Geopark Ltd. 8.75% 1/31/30	250,000	233,205
Gran Tierra Energy, Inc. 9.50% 10/15/29	210,000	147,718
Hess Corp. 7.13% 3/15/33	1,910,000	2,210,457
KazMunayGas National Co. JSC
5.38% 4/24/30	100,000	102,054
5.75% 4/19/47	50,000	47,244
Kosmos Energy Ltd.
7.13% 4/4/26	197,000	195,276
7.50% 3/1/28	85,000	57,428
7.75% 5/1/27	75,000	68,250
8.75% 10/1/31	550,000	310,822
Leviathan Bond Ltd. 6.50% 6/30/27	140,000	140,808
MC Brazil Downstream Trading SARL 7.25% 6/30/31	194,826	170,855
Medco Maple Tree Pte. Ltd. 8.96% 4/27/29	250,000	260,689
Moss Creek Resources Holdings, Inc. 8.25% 9/1/31	186,000	178,095
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Nabors Industries, Inc. 8.88% 8/15/31	125,000	$121,262
Occidental Petroleum Corp.
5.38% 1/1/32	1,285,000	1,315,837
5.55% 10/1/34	895,000	912,911
6.13% 1/1/31	3,158,000	3,337,775
ORLEN SA 6.00% 1/30/35	200,000	210,815
PBF Holding Co. LLC/PBF Finance Corp.
6.00% 2/15/28	30,000	29,715
7.88% 9/15/30	315,000	303,357
9.88% 3/15/30	120,000	123,450
Pertamina Persero PT 4.18% 1/21/50	50,000	38,687
‡Petroleos de Venezuela SA
5.38% 4/12/27	450,000	104,400
9.75% 5/17/35	300,000	77,250
Petroleos Mexicanos
5.95% 1/28/31	9,320,000	9,020,291
6.63% 6/15/35	500,000	474,461
6.70% 2/16/32	165,000	164,559
6.75% 9/21/47	1,139,000	936,490
7.69% 1/23/50	9,810,000	8,791,684
10.00% 2/7/33	200,000	231,658
Petronas Capital Ltd.
3.40% 4/28/61	100,000	67,946
3.50% 4/21/30	100,000	97,357
PRIO Luxembourg Holding SARL 6.75% 10/15/30	200,000	194,550
QatarEnergy
1.38% 9/12/26	300,000	294,291
2.25% 7/12/31	200,000	180,120
3.30% 7/12/51	350,000	244,741
Saudi Arabian Oil Co.
2.25% 11/24/30	300,000	271,109
3.25% 11/24/50	150,000	100,169
3.50% 4/16/29	300,000	292,688
4.25% 4/16/39	300,000	273,193
5.88% 7/17/64	200,000	194,241
6.38% 6/2/55	40,000	41,826
6.38% 6/2/55	200,000	209,265
Sunoco LP
4.63% 5/1/30	280,000	272,014
5.63% 3/15/31	70,000	70,513
5.88% 3/15/34	70,000	69,994
6.25% 7/1/33	200,000	204,864
6.63% 8/15/32	100,000	102,782
μ7.88% 9/18/30	165,000	169,500
Sunoco LP/Sunoco Finance Corp.
4.50% 5/15/29	150,000	147,265
5.88% 3/15/28	160,000	160,391
Talos Production, Inc.
9.00% 2/1/29	85,000	88,284
9.38% 2/1/31	85,000	88,656
LVIP Fidelity Institutional AM® Total Bond Fund-15

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Tecpetrol SA
7.63% 11/3/30	60,000	$59,603
7.63% 1/22/33	50,000	50,575
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30	100,000	92,750
Transocean Aquila Ltd. 8.00% 9/30/28	101,231	103,689
Transocean International Ltd.
7.88% 10/15/32	40,000	41,776
8.25% 5/15/29	115,000	115,903
8.75% 2/15/30	63,750	66,613
Tullow Oil PLC 10.25% 5/15/26	314,000	227,650
YPF SA 8.25% 1/17/34	50,000	51,098
		43,462,121
Oil & Gas Services–0.06%
Guara Norte SARL 5.20% 6/15/34	110,498	107,848
Kodiak Gas Services LLC
6.50% 10/1/33	160,000	163,394
6.75% 10/1/35	110,000	113,103
Star Holding LLC 8.75% 8/1/31	100,000	96,286
TGS ASA 8.50% 1/15/30	125,000	130,518
USA Compression Partners LP/USA Compression Finance Corp. 6.25% 10/1/33	130,000	131,559
Viridien 10.00% 10/15/30	110,000	115,993
WBI Operating LLC
6.25% 10/15/30	75,000	75,452
6.50% 10/15/33	110,000	109,583
Yinson Boronia Production BV 8.95% 7/31/42	230,556	251,194
		1,294,930
Packaging & Containers–0.05%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00% 9/1/29	185,000	174,156
6.25% 1/30/31	150,000	153,416
Clydesdale Acquisition Holdings, Inc.
6.88% 1/15/30	210,000	215,250
8.75% 4/15/30	120,000	122,002
Crown Americas LLC 5.88% 6/1/33	160,000	163,648
Graham Packaging Co., Inc. 7.13% 8/15/28	80,000	80,068
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers (continued)
Graphic Packaging International LLC
3.75% 2/1/30	100,000	$94,529
6.38% 7/15/32	70,000	71,307
		1,074,376
Pharmaceuticals–0.63%
1261229 BC Ltd. 10.00% 4/15/32	500,000	520,008
AdaptHealth LLC 5.13% 3/1/30	125,000	121,901
Bausch Health Americas, Inc. 8.50% 1/31/27	85,000	84,153
Bausch Health Cos., Inc.
4.88% 6/1/28	250,000	223,750
5.25% 1/30/30	50,000	35,000
11.00% 9/30/28	110,000	113,942
Bayer U.S. Finance II LLC 4.38% 12/15/28	4,270,000	4,274,679
Bayer U.S. Finance LLC 6.50% 11/21/33	700,000	757,816
CVS Health Corp.
3.25% 8/15/29	5,640,000	5,444,461
μ6.75% 12/10/54	191,000	199,475
μ7.00% 3/10/55	290,000	304,224
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13% 4/30/28	250,000	243,609
5.13% 4/30/31	270,000	223,613
6.75% 5/15/34	30,000	26,984
7.88% 5/15/34	145,000	118,020
Owens & Minor, Inc.
4.50% 3/31/29	80,000	54,300
6.63% 4/1/30	170,000	107,768
Teva Pharmaceutical Finance Netherlands III BV
3.15% 10/1/26	59,000	58,319
6.00% 12/1/32	290,000	304,357
7.88% 9/15/29	200,000	220,006
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/30	265,000	274,865
		13,711,250
Pipelines–1.45%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75% 10/15/33	70,000	70,423
5.75% 7/1/34	240,000	241,815
CNX Midstream Partners LP 4.75% 4/15/30	165,000	159,959
CQP Holdco LP/BIP-V Chinook Holdco LLC 7.50% 12/15/33	210,000	225,009
LVIP Fidelity Institutional AM® Total Bond Fund-16

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13% 6/1/28	285,000	$286,636
7.38% 6/30/33	65,000	66,329
8.63% 3/15/29	150,000	157,225
EIG Pearl Holdings SARL 3.55% 8/31/36	245,863	227,687
Energy Transfer LP
6.10% 12/1/28	4,235,000	4,448,336
μ6.50% 2/15/56	14,000	13,954
μ6.63% 2/15/28	195,000	194,011
μ6.75% 2/15/56	14,000	14,053
μ7.13% 5/15/30	80,000	81,916
7.38% 2/1/31	80,000	83,117
Galaxy Pipeline Assets Bidco Ltd.
2.16% 3/31/34	69,919	63,282
2.63% 3/31/36	300,000	264,389
Genesis Energy LP/Genesis Energy Finance Corp. 8.00% 5/15/33	220,000	228,382
Global Partners LP/GLP Finance Corp.
6.88% 1/15/29	115,000	116,521
7.13% 7/1/33	50,000	50,912
Golar LNG Ltd.
7.50% 10/2/30	125,000	120,780
7.75% 9/19/29	400,000	394,643
Greensaif Pipelines Bidco SARL
6.13% 2/23/38	200,000	212,226
6.51% 2/23/42	200,000	218,063
Harvest Midstream I LP
7.50% 9/1/28	160,000	162,392
7.50% 5/15/32	50,000	52,119
Hess Midstream Operations LP
4.25% 2/15/30	65,000	63,576
5.13% 6/15/28	245,000	245,989
5.88% 3/1/28	120,000	122,253
Howard Midstream Energy Partners LLC
6.63% 1/15/34	70,000	71,913
7.38% 7/15/32	70,000	73,862
Kinetik Holdings LP
5.88% 6/15/30	125,000	126,120
6.63% 12/15/28	210,000	216,232
NFE Financing LLC 12.00% 11/15/29	425,000	122,931
Oleoducto Central SA 4.00% 7/14/27	100,000	98,661
ONEOK, Inc.
5.05% 11/1/34	1,353,000	1,340,918
6.50% 9/1/30	2,990,000	3,205,608
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
•Plains All American Pipeline LP 8.22% (3 mo. USD Term SOFR + 4.37%) 1/30/26	940,000	$942,667
Plains All American Pipeline LP/PAA Finance Corp. 3.55% 12/15/29	2,230,000	2,166,405
Prairie Acquiror LP 9.00% 8/1/29	105,000	109,139
Rockies Express Pipeline LLC
4.95% 7/15/29	165,000	164,639
6.75% 3/15/33	205,000	216,341
μSouth Bow Canadian Infrastructure Holdings Ltd. 7.50% 3/1/55	110,000	117,576
Southern Gas Corridor CJSC 6.88% 3/24/26	150,000	150,974
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50% 1/15/28	250,000	250,135
6.00% 12/31/30	695,000	700,620
6.75% 3/15/34	70,000	69,998
Targa Resources Corp.
4.35% 1/15/29	466,000	467,294
4.90% 9/15/30	658,000	670,426
5.65% 2/15/36	1,584,000	1,627,076
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	4,355,000	4,356,083
TMS Issuer SARL 5.78% 8/23/32	100,000	104,161
Venture Global Plaquemines LNG LLC
6.13% 12/15/30	135,000	137,477
6.50% 1/15/34	220,000	225,333
6.50% 6/15/34	75,000	76,634
6.75% 1/15/36	485,000	496,781
Williams Cos., Inc. 2.60% 3/15/31	4,820,000	4,400,282
		31,292,283
Real Estate–0.20%
Alpha Star Holding IX Ltd. 7.00% 8/26/28	200,000	204,705
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00% 4/15/30	55,000	54,763
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.75% 1/15/29	60,000	58,272
9.75% 4/15/30	50,000	54,264
LVIP Fidelity Institutional AM® Total Bond Fund-17

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate (continued)
Aroundtown SA 3.63% 4/10/31	110,000	$136,329
AXA Logistics Europe Master SCA 3.38% 5/13/31	100,000	116,848
Blackstone Property Partners Europe Holdings SARL 1.63% 4/20/30	300,000	325,999
CBRE Europe Logistics Partners SCA SICAV-SIF 3.50% 9/22/32	100,000	114,977
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/34	125,000	152,964
Citycon Treasury BV 5.38% 7/8/31	100,000	111,476
Corp. Inmobiliaria Vesta SAB de CV 5.50% 1/30/33	200,000	202,548
CPI Property Group SA 6.00% 1/27/32	205,000	241,686
Dar Al-Arkan Sukuk Co. Ltd. 7.25% 7/2/30	200,000	203,052
‡Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323 11.00% 9/12/31	464,600	126,603
μGrand City Properties SA 1.50% 3/9/26	100,000	115,691
GTC Finance DAC 6.50% 10/15/30	200,000	218,341
μHeimstaden Bostad AB 3.63% 10/13/26	105,000	121,837
Howard Hughes Corp.
4.13% 2/1/29	40,000	38,870
4.38% 2/1/31	100,000	95,209
InRetail Shopping Malls 5.65% 10/16/32	80,000	80,424
Kennedy-Wilson, Inc. 4.75% 2/1/30	145,000	136,666
Logicor Financing SARL 1.63% 1/17/30	305,000	335,181
P3 Group SARL
3.75% 4/2/33	100,000	115,581
4.00% 4/19/32	175,000	206,853
Prologis International Funding II SA 4.38% 7/1/36	275,000	331,315
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/27	215,000	239,980
Shurgard Luxembourg SARL 4.00% 5/27/35	100,000	116,173
Sirius Real Estate Ltd. 4.00% 1/22/32	100,000	116,874
		4,373,481
Real Estate Investment Trusts–1.33%
Agree LP 2.90% 10/1/30	2,340,000	2,189,672
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
American Homes 4 Rent LP 4.95% 6/15/30	1,538,000	$1,568,776
American Tower Corp. 3.63% 5/30/32	150,000	177,370
COPT Defense Properties LP
2.75% 4/15/31	4,950,000	4,515,080
4.50% 10/15/30	178,000	177,136
CTR Partnership LP/CareTrust Capital Corp. 3.88% 6/30/28	105,000	103,376
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM 7.38% 9/30/30	135,000	136,056
Great Portland Estates PLC 5.38% 9/25/31	340,000	464,334
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75% 6/15/29	100,000	98,877
7.00% 7/15/31	115,000	121,929
Millrose Properties, Inc.
6.25% 9/15/32	70,000	70,629
6.38% 8/1/30	100,000	102,322
MPT Operating Partnership LP/MPT Finance Corp.
0.99% 10/15/26	100,000	111,639
3.50% 3/15/31	250,000	181,773
4.63% 8/1/29	150,000	125,668
5.00% 10/15/27	350,000	337,883
Omega Healthcare Investors, Inc.
3.25% 4/15/33	250,000	222,241
3.63% 10/1/29	2,000,000	1,936,424
Phillips Edison Grocery Center Operating Partnership I LP 2.63% 11/15/31	2,470,000	2,213,626
Prologis Euro Finance LLC 3.25% 9/22/32	100,000	115,578
Realty Income Corp. 3.38% 6/20/31	100,000	116,997
RHP Hotel Properties LP/RHP Finance Corp. 6.50% 6/15/33	130,000	135,140
Rithm Capital Corp.
8.00% 4/1/29	100,000	102,670
8.00% 7/15/30	100,000	102,266
Sabra Health Care LP 3.20% 12/1/31	2,860,000	2,616,828
Starwood Property Trust, Inc.
5.25% 10/15/28	70,000	70,509
5.75% 1/15/31	110,000	111,182
LVIP Fidelity Institutional AM® Total Bond Fund-18

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Starwood Property Trust, Inc. (continued)
6.50% 7/1/30	200,000	$208,622
6.50% 10/15/30	65,000	67,769
7.25% 4/1/29	120,000	126,732
Stoneweg Ereit Lux Finco SARL 4.13% 2/22/33	200,000	229,806
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6.00% 1/15/30	240,000	223,209
Ventas Realty LP 3.00% 1/15/30	4,570,000	4,351,000
VICI Properties LP
4.95% 2/15/30	2,800,000	2,833,609
5.63% 4/1/35	1,170,000	1,194,791
VICI Properties LP/VICI Note Co., Inc.
4.63% 12/1/29	1,030,000	1,027,990
5.75% 2/1/27	265,000	267,974
		28,757,483
Retail–0.36%
1011778 BC ULC/New Red Finance, Inc.
4.00% 10/15/30	100,000	95,240
4.38% 1/15/28	190,000	188,802
5.63% 9/15/29	250,000	254,547
Carvana Co. 9.00% 6/1/31	524,300	591,635
EG Global Finance PLC 12.00% 11/30/28	460,000	499,966
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30	400,000	380,310
‡Future Retail Ltd. 5.60% 1/22/25	905,000	9
LBM Acquisition LLC
6.25% 1/15/29	140,000	125,999
9.50% 6/15/31	170,000	177,215
Lowe's Cos., Inc. 3.75% 4/1/32	4,590,000	4,398,356
McDonald's Corp. 3.50% 5/21/32	150,000	177,200
Saks Global Enterprises LLC 11.00% 12/15/29	455,090	29,581
SGUS LLC 11.00% 12/15/29	244,001	90,280
Staples, Inc.
10.75% 9/1/29	280,000	278,371
12.75% 1/15/30	215,000	180,398
Yum! Brands, Inc. 4.63% 1/31/32	270,000	264,598
		7,732,507
Semiconductors–0.55%
Amkor Technology, Inc. 5.88% 10/1/33	70,000	71,444
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Broadcom, Inc.
3.19% 11/15/36	1,965,000	$1,666,502
3.42% 4/15/33	4,810,000	4,452,448
5.05% 7/12/29	3,330,000	3,428,492
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.85% 8/19/32	548,000	550,884
5.25% 8/19/35	1,581,000	1,604,360
ON Semiconductor Corp. 3.88% 9/1/28	100,000	97,786
@Wolfspeed, Inc. 7.00% 6/15/31	66,092	52,874
		11,924,790
Software–0.42%
Cloud Software Group, Inc.
8.25% 6/30/32	195,000	203,783
9.00% 9/30/29	455,000	473,887
CoreWeave, Inc.
9.00% 2/1/31	415,000	380,356
9.25% 6/1/30	235,000	218,496
Fair Isaac Corp. 6.00% 5/15/33	230,000	236,244
MSCI, Inc.
5.15% 3/15/36	373,000	370,271
5.25% 9/1/35	1,099,000	1,106,251
Open Text Corp.
3.88% 2/15/28	165,000	161,929
3.88% 12/1/29	165,000	156,590
Open Text Holdings, Inc. 4.13% 12/1/31	210,000	195,910
Oracle Corp.
3.60% 4/1/40	404,000	299,622
4.45% 9/26/30	669,000	654,507
4.80% 9/26/32	1,115,000	1,076,445
5.20% 9/26/35	1,015,000	972,452
5.88% 9/26/45	626,000	565,355
5.95% 9/26/55	785,000	695,521
6.10% 9/26/65	808,000	712,650
Rackspace Finance LLC 3.50% 5/15/28	250,000	91,250
UKG, Inc. 6.88% 2/1/31	125,000	128,402
X.AI LLC/X.AI Co. Issuer Corp. 12.50% 6/30/30	325,000	345,948
		9,045,869
Telecommunications–1.28%
Altice Financing SA
5.75% 8/15/29	475,000	329,308
9.63% 7/15/27	100,000	77,000
Altice France Lux 3/Altice Holdings 1 10.00% 1/15/33	66,000	60,501
Altice France SA
6.50% 4/15/32	1,159,170	1,111,275
6.88% 7/15/32	34,654	33,231
LVIP Fidelity Institutional AM® Total Bond Fund-19

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
†^Altice Holdings 1 SARL 0.00% 12/31/99	275	$44
APLD ComputeCo LLC 9.25% 12/15/30	545,000	534,591
AT&T, Inc.
2.25% 2/1/32	3,760,000	3,297,544
6.30% 1/15/38	1,485,000	1,609,181
Axian Telecom Holding & Management PLC 7.25% 7/11/30	335,000	337,313
BT Finance PLC 3.38% 11/17/32	125,000	145,290
C&W Senior Finance Ltd. 9.00% 1/15/33	545,000	561,533
Cipher Compute LLC 7.13% 11/15/30	145,000	147,680
Colombia Telecomunicaciones SA ESP 4.95% 7/17/30	220,000	199,404
Connect Holding II LLC 10.50% 4/3/31	45,000	42,635
CT Trust 5.13% 2/3/32	200,000	192,355
@EchoStar Corp. 6.75% 11/30/30	733,198	751,138
Flash Compute LLC 7.25% 12/31/30	245,000	242,737
Iliad Holding SAS
7.00% 4/15/32	125,000	128,832
8.50% 4/15/31	145,000	156,056
Koninklijke KPN NV 3.88% 2/16/36	200,000	235,395
Level 3 Financing, Inc.
3.63% 1/15/29	120,000	110,749
3.75% 7/15/29	260,000	236,733
4.88% 6/15/29	75,000	72,937
6.88% 6/30/33	315,000	322,333
7.00% 3/31/34	190,000	195,809
8.50% 1/15/36	300,000	307,195
Liberty Costa Rica Senior Secured Finance 10.88% 1/15/31	200,000	210,000
Liquid Telecommunications Financing PLC 5.50% 9/4/26	435,000	396,232
Millicom International Cellular SA
4.50% 4/27/31	305,000	284,094
7.38% 4/2/32	100,000	103,922
μNetwork i2i Ltd. 3.98% 3/3/26	150,000	149,353
NTT Finance Corp.
3.68% 7/16/33	100,000	118,170
4.57% 7/16/27	247,000	249,084
4.62% 7/16/28	250,000	253,325
4.88% 7/16/30	638,000	649,747
μRogers Communications, Inc.
7.00% 4/15/55	100,000	104,620
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
μRogers Communications, Inc. (continued)
7.13% 4/15/55	65,000	$68,444
Sable International Finance Ltd. 7.13% 10/15/32	385,000	389,588
Silk Road Group Holding LLC 7.50% 9/15/30	200,000	199,964
Telecommunications Co. Telekom Srbija AD Belgrade 7.00% 10/28/29	250,000	249,688
μTELUS Corp.
6.63% 10/15/55	98,000	100,003
7.00% 10/15/55	66,000	68,705
T-Mobile USA, Inc.
3.00% 2/15/41	580,000	432,186
3.88% 4/15/30	4,430,000	4,356,351
5.13% 5/15/32	915,000	941,601
5.75% 1/15/34	1,190,000	1,260,705
Turk Telekomunikasyon AS 6.95% 10/7/32	55,000	56,201
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
6.50% 2/15/29	405,000	388,928
8.63% 6/15/32	135,000	132,981
Verizon Communications, Inc.
2.55% 3/21/31	2,055,000	1,876,613
5.25% 4/2/35	1,830,000	1,859,990
Vmed O2 U.K. Financing I PLC
4.25% 1/31/31	185,000	168,722
6.75% 1/15/33	165,000	163,521
Windstream Services LLC 7.50% 10/15/33	295,000	302,407
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25% 10/1/31	300,000	314,931
WULF Compute LLC 7.75% 10/15/30	350,000	360,587
		27,649,462
Transportation–0.08%
Beacon Mobility Corp. 7.25% 8/1/30	65,000	67,982
Danaos Corp. 6.88% 10/15/32	115,000	118,814
Genesee & Wyoming, Inc. 6.25% 4/15/32	250,000	257,813
MISC Capital Two Labuan Ltd. 3.75% 4/6/27	200,000	198,681
Mobico Group PLC
μ4.25% 1/12/26	100,000	79,322
4.88% 9/26/31	165,000	153,491
Rand Parent LLC 8.50% 2/15/30	370,000	385,486
LVIP Fidelity Institutional AM® Total Bond Fund-20

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Stonepeak Nile Parent LLC 7.25% 3/15/32	125,000	$132,287
Transnet 8.25% 2/6/28	50,000	52,780
XPO, Inc.
7.13% 6/1/31	100,000	104,269
7.13% 2/1/32	150,000	157,768
		1,708,693
Trucking & Leasing–0.01%
FTAI Aviation Investors LLC
7.00% 6/15/32	100,000	105,125
7.88% 12/1/30	110,000	116,975
		222,100
Water–0.11%
Anglian Water Services Financing PLC 5.88% 6/20/31	310,000	431,991
Northumbrian Water Finance PLC 4.50% 2/14/31	185,000	243,554
Severn Trent Utilities Finance PLC 3.88% 8/4/35	175,000	204,965
South West Water Finance PLC
5.25% 9/15/31	125,000	169,712
5.75% 12/11/32	160,000	223,253
SW Finance I PLC
6.88% 8/7/32	100,000	139,860
7.38% 12/12/41	100,000	138,995
United Utilities Water Finance PLC 3.50% 2/27/33	100,000	116,434
Veolia Environnement SA 3.32% 6/17/32	300,000	350,161
Wessex Water Services Finance PLC 6.13% 9/19/34	170,000	235,140
Yorkshire Water Finance PLC 6.00% 7/22/33	100,000	137,178
		2,391,243
Total Corporate Bonds (Cost $559,358,078)		573,427,119
LOAN AGREEMENTS–5.55%
•1011778 BC Unlimited Liability Co. 5.47% (1 mo. USD Term SOFR + 1.75%) 9/20/30	712,515	712,736
•19th Holdings Golf LLC 7.13% (1 mo. USD Term SOFR + 3.25%) 2/7/29	496,144	499,245
•ABG Intermediate Holdings 2 LLC 5.97% (1 mo. USD Term SOFR + 2.25%) 12/21/28	496,231	496,544
•Acosta, Inc. 9.22% (6 mo. USD Term SOFR + 5.50%) 8/21/31	64,749	63,238
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Acrisure LLC 6.72% (1 mo. USD Term SOFR + 3.00%) 11/6/30	1,736,842	$1,733,594
•Ahead DB Holdings LLC 6.17% (3 mo. USD Term SOFR + 2.50%) 2/3/31	169,574	169,226
Air Comm Corp. LLC
✠0.00% 12/11/31	23,077	23,135
•6.44% (3 mo. USD Term SOFR + 2.75%) 12/11/31	473,390	474,574
•Alera Group, Inc.
6.97% (1 mo. USD Term SOFR + 3.25%) 5/31/32	294,262	295,513
9.22% (1 mo. USD Term SOFR + 5.50%) 5/30/33	44,888	45,684
•AlixPartners LLP 5.72% (1 mo. USD Term SOFR + 2.00%) 8/12/32	170,000	170,180
•Alliant Holdings Intermediate LLC 6.22% (1 mo. USD Term SOFR + 2.50%) 9/19/31	54,725	54,833
•Allied Universal Holdco LLC 6.97% (1 mo. USD Term SOFR + 3.25%) 8/20/32	817,950	821,672
+Allison Transmission, Inc. 0.00% 11/5/32	70,000	70,292
•Altice Financing SA 8.90% (3 mo. USD Term SOFR + 5.00%) 10/31/27	9,974	7,349
•Altice France SA 10.86% (3 mo. USD Term SOFR + 6.88%) 5/31/31	1,540,200	1,537,951
•Amentum Government Services Holdings LLC 5.72% (1 mo. USD Term SOFR + 2.00%) 9/29/31	599,624	600,559
•American Airlines, Inc.
6.13% (3 mo. USD Term SOFR + 2.25%) 4/20/28	497,500	498,371
7.13% (3 mo. USD Term SOFR + 3.25%) 5/28/32	99,500	99,936
+American Axle & Manufacturing, Inc. 0.00% 2/24/32	115,000	114,952
•American Trailer World Corp. 7.57% (1 mo. USD Term SOFR + 3.75%) 3/3/28	500,000	442,550
•Amneal Pharmaceuticals LLC 7.22% (1 mo. USD Term SOFR + 3.50%) 8/1/32	164,587	165,822
•AmWINS Group, Inc. 5.97% (1 mo. USD Term SOFR + 2.25%) 1/30/32	496,241	497,481
•Amynta Agency Borrower, Inc. 6.47% (1 mo. USD Term SOFR + 2.75%) 12/29/31	248,750	249,138
LVIP Fidelity Institutional AM® Total Bond Fund-21

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
+Anticimex Global AB 0.00% 11/17/31	195,000	$195,731
•AP Core Holdings II LLC 9.33% (1 mo. USD Term SOFR + 5.50%) 9/1/27	750,000	748,260
•Applied Systems, Inc. 6.17% (3 mo. USD Term SOFR + 2.50%) 2/24/31	302,852	304,429
Archkey Solutions LLC
✠0.00% 11/1/31	18,663	18,838
•7.92% (3 mo. USD Term SOFR + 4.25%) 11/1/31	160,531	162,037
•Arcis Golf LLC 6.47% (1 mo. USD Term SOFR + 2.75%) 11/24/28	113,564	113,706
•Artera Services LLC 8.17% (3 mo. USD Term SOFR + 4.50%) 2/15/31	545,997	439,189
•Arthur U.S. Finco, Inc. 8.92% (3 mo. USD Term SOFR + 5.25%) 12/14/29	494,962	447,941
•Aruba Investments Holdings LLC 7.82% (1 mo. USD Term SOFR + 4.00%) 11/24/27	496,114	452,084
•Ascend Learning LLC 6.72% (1 mo. USD Term SOFR + 3.00%) 12/11/28	744,375	746,102
•Asplundh Tree Expert LLC 5.47% (1 mo. USD Term SOFR + 1.75%) 5/23/31	248,109	248,995
•Astro Acquisition LLC 7.12% (6 mo. USD Term SOFR + 3.25%) 8/30/32	99,750	100,373
•Asurion LLC
7.97% (1 mo. USD Term SOFR + 4.25%) 9/19/30	1,736,809	1,735,993
8.07% (1 mo. USD Term SOFR + 4.25%) 8/19/28	74,426	74,519
9.08% (1 mo. USD Term SOFR + 5.25%) 1/31/28	230,000	228,887
9.08% (1 mo. USD Term SOFR + 5.25%) 1/20/29	1,000,000	980,000
•AthenaHealth Group, Inc. 6.47% (1 mo. USD Term SOFR + 2.75%) 2/15/29	744,375	745,149
•Aurora Lux Finco S.A.R.L 8.92% (3 mo. USD Term SOFR + 5.25%) 10/1/32	195,000	193,294
•Aveanna Healthcare LLC 7.47% (1 mo. USD Term SOFR + 3.75%) 9/17/32	64,838	65,177
•Avis Budget Car Rental LLC 6.22% (1 mo. USD Term SOFR + 2.50%) 7/16/32	109,450	108,812
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Azorra Soar TLB Finance Ltd. 6.47% (3 mo. USD Term SOFR + 2.75%) 10/18/29	169,145	$169,850
•AZZ, Inc. 5.47% (1 mo. USD Term SOFR + 1.75%) 5/13/29	51,722	51,851
•Bakelite U.S. Holdco, Inc. 7.42% (3 mo. USD Term SOFR + 3.75%) 12/23/31	496,241	479,492
Bausch & Lomb Corp.
+0.00% 1/15/31	20,000	20,180
•7.97% (1 mo. USD Term SOFR + 4.25%) 1/15/31	253,725	256,009
•Bausch Health Cos., Inc. 9.97% (1 mo. USD Term SOFR + 6.25%) 10/8/30	1,487,837	1,450,090
•BCPE Empire Holdings, Inc. 6.97% (1 mo. USD Term SOFR + 3.25%) 12/11/30	496,241	490,246
•Beach Acquisition Bidco LLC 6.92% (3 mo. USD Term SOFR + 3.25%) 9/12/32	155,000	156,066
•Berlin Packaging LLC 6.92% (1 mo. USD Term SOFR + 3.25%) 6/7/31	339,150	339,808
•BIFM U.S. Finance LLC 6.97% (1 mo. USD Term SOFR + 3.25%) 5/31/28	154,221	155,120
•Boots Group Bidco Ltd. 7.21% (3 mo. USD Term SOFR + 3.50%) 8/30/32	110,000	110,504
+BradyPlus Holdings LLC 0.00% 12/29/32	765,000	756,072
•Brand Industrial Services, Inc. 8.35% (3 mo. USD Term SOFR + 4.50%) 8/1/30	1,042,045	947,313
•BroadStreet Partners, Inc. 6.47% (1 mo. USD Term SOFR + 2.75%) 6/13/31	496,511	497,945
•C&S Wholesale Grocers, Inc. 8.67% (3 mo. USD Term SOFR + 5.00%) 9/20/30	304,237	296,632
•Caesars Entertainment, Inc. 5.97% (1 mo. USD Term SOFR + 2.25%) 2/6/30	1,238,567	1,227,420
•Calpine Construction Finance Co. LP 5.47% (1 mo. USD Term SOFR + 1.75%) 7/31/30	170,000	170,080
•Cardenas Markets, Inc. 10.52% (3 mo. USD Term SOFR + 6.75%) 8/1/29	496,154	381,562
•Cast & Crew Payroll LLC 7.47% (1 mo. USD Term SOFR + 3.75%) 12/29/28	496,123	289,984
LVIP Fidelity Institutional AM® Total Bond Fund-22

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•CD&R Hydra Buyer, Inc. 7.82% (1 mo. USD Term SOFR + 4.00%) 3/25/31	496,212	$495,592
•Celsius Holdings, Inc. 6.17% (3 mo. USD Term SOFR + 2.50%) 4/1/32	193,958	195,025
•Central Parent, Inc. 6.92% (3 mo. USD Term SOFR + 3.25%) 7/6/29	149,244	126,049
•CFC Bidco Ltd. 7.74% (3 mo. USD Term SOFR + 3.75%) 7/1/32	180,000	174,825
•Chamberlain Group, Inc. 6.47% (1 mo. USD Term SOFR + 2.75%) 9/8/32	109,450	109,610
•Charlotte Buyer, Inc. 8.01% (1 mo. USD Term SOFR + 4.25%) 2/11/28	266,820	261,692
•Charter Communications Operating LLC 5.99% (3 mo. USD Term SOFR + 2.00%) 12/7/30	744,304	743,373
•Charter NEX U.S., Inc. 6.50% (1 mo. USD Term SOFR + 2.75%) 11/29/30	496,084	496,788
•Chemours Co. 7.22% (1 mo. USD Term SOFR + 3.50%) 10/15/32	350,000	345,188
•CHG Healthcare Services, Inc. 6.71% (3 mo. USD Term SOFR + 2.75%) 9/29/28	248,125	249,167
•Chobani LLC 5.97% (1 mo. USD Term SOFR + 2.25%) 10/28/32	235,000	235,940
•Ciena Corp. 5.48% (1 mo. USD Term SOFR + 1.75%) 10/24/30	248,744	249,212
•Citadel Securities LP 5.67% (3 mo. USD Term SOFR + 2.00%) 10/31/31	744,361	747,993
•City Football Group Ltd. 6.93% (3 mo. USD Term SOFR + 3.00%) 7/22/30	496,222	495,135
•Clarios Global LP 6.22% (1 mo. USD Term SOFR + 2.50%) 5/6/30	744,361	744,458
•Cloud Software Group, Inc. 6.92% (3 mo. USD Term SOFR + 3.25%) 3/21/31	995,000	995,776
•Clydesdale Acquisition Holdings, Inc. 6.89% (1 mo. USD Term SOFR + 3.18%) 4/13/29	1,500,000	1,500,255
•CMG Media Corp. 7.27% (3 mo. USD Term SOFR + 3.50%) 6/18/29	907,989	844,902
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•CNT Holdings I Corp. 6.09% (3 mo. USD Term SOFR + 2.25%) 11/8/32	496,250	$497,208
•CommScope, Inc. 8.47% (1 mo. USD Term SOFR + 4.75%) 12/17/29	750,000	750,352
•Congruex Group LLC 5.49% (3 mo. USD Term SOFR + 1.50%) 5/3/29	35,900	29,118
•Connect Holding II LLC 7.98% (1 mo. USD Term SOFR + 4.25%) 4/3/31	365,000	316,981
•Consolidated Energy Finance SA 8.20% (6 mo. USD Term SOFR + 4.50%) 11/15/30	348,961	284,256
•Constant Contact, Inc. 8.17% (3 mo. USD Term SOFR + 4.00%) 2/10/28	745,094	708,502
•Construction Partners, Inc. 6.22% (1 mo. USD Term SOFR + 2.50%) 11/3/31	248,120	249,671
•CoorsTek, Inc. 6.86% (3 mo. USD Term SOFR + 3.00%) 10/28/32	115,000	115,791
•Cornerstone Building Brands, Inc.
7.10% (1 mo. USD Term SOFR + 3.25%) 4/12/28	383,146	298,662
8.25% (1 mo. USD Term SOFR + 4.50%) 5/15/31	49,748	34,989
9.38% (1 mo. USD Term SOFR + 5.63%) 8/1/28	94,513	74,193
•Corp. Service Co. 5.72% (1 mo. USD Term SOFR + 2.00%) 11/2/29	448,011	447,640
•Corpay Technologies Operating Co. LLC 5.57% (1 mo. USD Term SOFR + 1.75%) 11/5/32	160,000	160,034
•Cotiviti Corp. 6.62% (1 mo. USD Term SOFR + 2.75%) 5/1/31	744,347	713,955
•CPI Holdco B LLC 5.72% (1 mo. USD Term SOFR + 2.00%) 5/17/31	203,589	203,958
•Crown Finance U.S., Inc. 8.34% (1 mo. USD Term SOFR + 4.50%) 12/2/31	992,506	977,122
•Crown Subsea Communications Holding, Inc. 7.22% (1 mo. USD Term SOFR + 3.50%) 1/30/31	124,685	125,496
•Cyberswift U.S. Finco LLC 7.65% (3 mo. USD Term SOFR + 4.00%) 10/8/32	50,000	49,860
•Darktrace PLC
7.19% (3 mo. USD Term SOFR + 3.25%) 10/9/31	620,936	622,824
LVIP Fidelity Institutional AM® Total Bond Fund-23

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Darktrace PLC (continued)
9.19% (3 mo. USD Term SOFR + 5.25%) 10/9/32	80,000	$79,087
Dave & Buster's, Inc.
+0.00% 11/1/31	195,000	174,281
•7.13% (3 mo. SOFR CME + 3.25%) 6/29/29	500,000	458,905
•DaVita, Inc. 5.47% (1 mo. USD Term SOFR + 1.75%) 5/9/31	496,250	497,977
+Dayforce, Inc. 0.00% 8/20/32	645,000	642,697
•DG Investment Intermediate Holdings 2, Inc.
7.47% (1 mo. USD Term SOFR + 3.75%) 7/9/32	498,705	498,705
9.22% (1 mo. USD Term SOFR + 5.50%) 7/31/33	45,000	45,000
•Disco Parent, Inc. 7.07% (3 mo. USD Term SOFR + 3.25%) 8/6/32	65,000	65,325
•Discovery Purchaser Corp. 7.61% (3 mo. USD Term SOFR + 3.75%) 10/4/29	496,259	476,057
•Dotdash Meredith, Inc. 7.37% (1 mo. USD Term SOFR + 3.50%) 6/17/32	175,000	158,844
•Dynasty Acquisition Co., Inc.
5.72% (1 mo. USD Term SOFR + 2.00%) 10/31/31	359,499	360,685
5.72% (1 mo. USD Term SOFR + 2.00%) 10/31/31	136,742	137,193
•Eagle Parent Corp. 7.92% (3 mo. USD Term SOFR + 4.25%) 4/2/29	744,201	744,863
•Echo Global Logistics, Inc. 7.57% (1 mo. USD Term SOFR + 3.75%) 11/23/28	288,501	283,634
•ECL Entertainment LLC 6.72% (1 mo. USD Term SOFR + 3.00%) 8/30/30	99,750	99,376
•Elanco Animal Health, Inc. 5.62% (1 mo. USD Term SOFR + 1.75%) 10/31/32	75,000	75,078
•Ellucian Holdings, Inc. 6.47% (1 mo. USD Term SOFR + 2.75%) 10/9/29	496,250	498,731
•EMG Utica LLC 7.67% (3 mo. USD Term SOFR + 4.00%) 4/1/30	54,723	55,270
•EMRLD Borrower LP
6.07% (3 mo. USD Term SOFR + 2.25%) 5/31/30	34,738	34,805
6.12% (6 mo. USD Term SOFR + 2.25%) 8/4/31	229,311	229,648
•Endo Luxembourg Finance Co. I SARL 7.47% (1 mo. USD Term SOFR + 3.75%) 4/23/31	496,231	491,889
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Ensemble RCM LLC 6.84% (3 mo. USD Term SOFR + 3.00%) 8/1/29	99,242	$99,672
•EP Purchaser LLC 7.44% (3 mo. USD Term SOFR + 3.50%) 11/6/28	19,794	14,004
•Esdec Solar Group BV 8.93% (3 mo. USD Term SOFR + 5.00%) 8/30/28	727,133	331,754
•Fertitta Entertainment LLC 6.97% (1 mo. USD Term SOFR + 3.25%) 1/27/29	1,736,469	1,735,583
•Fiesta Purchaser, Inc. 6.47% (1 mo. USD Term SOFR + 2.75%) 2/12/31	456,350	455,730
•Filtration Group Corp. 6.47% (1 mo. USD Term SOFR + 2.75%) 10/21/28	238,800	239,893
•Flutter Financing BV
5.42% (3 mo. USD Term SOFR + 1.75%) 11/30/30	496,203	495,374
5.67% (3 mo. USD Term SOFR + 2.00%) 6/4/32	64,675	64,675
•Flynn Restaurant Group LP 7.47% (1 mo. USD Term SOFR + 3.75%) 1/28/32	496,208	497,836
•Focus Financial Partners LLC 6.22% (1 mo. USD Term SOFR + 2.50%) 9/15/31	229,334	229,660
•Froneri Lux Finco SARL 6.45% (6 mo. USD Term SOFR + 2.25%) 9/30/31	248,125	247,847
•Gen Digital, Inc. 5.47% (1 mo. USD Term SOFR + 1.75%) 9/12/29	494,179	494,727
•GEN II Fund Services LLC 6.42% (3 mo. USD Term SOFR + 2.75%) 11/26/31	248,125	248,021
•Genesee & Wyoming, Inc. 5.42% (3 mo. USD Term SOFR + 1.75%) 4/10/31	496,231	496,107
•Genesys Cloud Services Holdings II LLC 6.22% (1 mo. USD Term SOFR + 2.50%) 1/30/32	34,912	34,803
•Genmab AS 6.73% (3 mo. USD Term SOFR + 3.00%) 12/13/32	270,000	271,183
•GFL Environmental, Inc. 6.27% (3 mo. USD Term SOFR + 2.50%) 3/3/32	498,750	500,246
•Global Medical Response, Inc. 7.38% (3 mo. USD Term SOFR + 3.50%) 10/1/32	120,000	120,680
•Gloves Buyer, Inc. 7.72% (1 mo. USD Term SOFR + 4.00%) 5/21/32	500,000	496,785
LVIP Fidelity Institutional AM® Total Bond Fund-24

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Go Daddy Operating Co. LLC 5.47% (1 mo. USD Term SOFR + 1.75%) 11/9/29	248,116	$248,408
•Golden State Food LLC 7.67% (3 mo. USD Term SOFR + 4.25%) 12/4/31	114,421	114,980
•Great Outdoors Group LLC 6.97% (1 mo. USD Term SOFR + 3.25%) 1/23/32	2,977,444	2,992,331
•GTCR Everest Borrower LLC 6.42% (3 mo. USD Term SOFR + 2.75%) 9/5/31	550,978	552,813
•GVC Holdings Gibraltar Ltd. 5.92% (3 mo. USD Term SOFR + 2.25%) 7/31/32	154,925	153,591
•Hamilton Projects Acquiror LLC 6.22% (1 mo. USD Term SOFR + 2.50%) 5/30/31	72,369	72,781
Hanger, Inc.
•7.22% (1 mo. USD Term SOFR + 3.50%) 10/23/31	219,822	220,365
✠•7.22% (1 mo. USD Term SOFR + 3.50%) 10/23/31	28,454	28,524
+HarbourVest Partners LP 0.00% 4/18/30	135,000	135,000
•Heartland Dental LLC 7.47% (1 mo. USD Term SOFR + 3.75%) 8/25/32	84,625	84,913
•Help At Home, Inc. 8.72% (1 mo. USD Term SOFR + 5.00%) 9/24/31	610,488	533,512
•Herschend Entertainment Co. LLC 6.97% (1 mo. USD Term SOFR + 3.25%) 5/27/32	79,600	80,098
•Hexion Holdings Corp.
7.73% (1 mo. USD Term SOFR + 4.00%) 3/15/29	945,372	909,250
11.25% (1 mo. USD Term SOFR + 7.44%) 3/15/30	37,500	36,305
•HighTower Holdings LLC 6.65% (3 mo. USD Term SOFR + 2.75%) 2/3/32	497,500	497,813
•Hilton Grand Vacations Borrower LLC 5.72% (1 mo. USD Term SOFR + 2.00%) 8/2/28	747,206	748,887
•HNI Corp. 5.67% (3 mo. USD Term SOFR + 2.00%) 11/20/32	80,000	80,200
•Horizon U.S. Finco LP 8.20% (6 mo. USD Term SOFR + 4.50%) 10/31/31	461,678	449,559
•HUB International Ltd. 6.12% (3 mo. USD Term SOFR + 2.25%) 6/20/30	848,556	852,578
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•INEOS Quattro Holdings U.K. Ltd. 8.07% (1 mo. USD Term SOFR + 4.25%) 4/2/29	744,972	$521,480
•IVC Acquisition Ltd. 7.42% (3 mo. USD Term SOFR + 3.75%) 12/12/28	496,212	498,569
•J&J Ventures Gaming LLC 7.22% (1 mo. USD Term SOFR + 3.50%) 4/26/30	496,250	492,141
•Jane Street Group LLC 5.82% (3 mo. USD Term SOFR + 2.00%) 12/15/31	565,068	561,988
•Jazz Financing Lux SARL 5.97% (1 mo. USD Term SOFR + 2.25%) 5/5/28	493,988	495,841
+Jones Deslauriers Insurance Management, Inc. 0.00% 12/10/32	115,000	115,000
Kaman Corp.
•6.23% (3 mo. USD Term SOFR + 2.50%) 2/26/32	681,151	683,439
✠•6.43% (3 mo. USD Term SOFR + 2.50%) 2/26/32	64,624	64,841
Kaseya, Inc.
+0.00% 3/18/33	20,000	19,529
•6.72% (1 mo. USD Term SOFR + 3.00%) 3/20/32	1,265,500	1,265,677
•Kingpin Intermediate Holdings LLC 6.97% (1 mo. USD Term SOFR + 3.25%) 9/22/32	175,000	171,063
•KnowBe4, Inc. 7.59% (3 mo. USD Term SOFR + 3.75%) 7/23/32	130,000	129,919
•Kronos Acquisition Holdings, Inc. 7.67% (3 mo. USD Term SOFR + 4.00%) 7/8/31	496,231	320,441
•KUEHG Corp. 6.42% (3 mo. USD Term SOFR + 2.75%) 6/12/30	23,553	22,813
•LBM Acquisition LLC
7.58% (1 mo. USD Term SOFR + 3.75%) 6/6/31	312,695	292,792
8.73% (1 mo. USD Term SOFR + 5.00%) 6/6/31	218,390	217,953
•Level 3 Financing, Inc. 6.97% (1 mo. USD Term SOFR + 3.25%) 3/29/32	20,000	20,045
•Life Time Fitness, Inc. 5.78% (1 mo. USD Term SOFR + 2.00%) 11/5/31	498,750	500,311
•Live Nation Entertainment, Inc. 5.73% (1 mo. USD Term SOFR + 2.00%) 10/21/32	65,000	65,000
•Lonza Group AG 7.70% (3 mo. USD Term SOFR + 3.93%) 7/3/28	819,176	715,010
LVIP Fidelity Institutional AM® Total Bond Fund-25

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Lumen Technologies, Inc.
4.35% (1 mo. USD Term SOFR + 2.35%) 4/16/29	1,756,501	$1,745,523
4.35% (1 mo. USD Term SOFR + 2.35%) 4/15/30	119,085	118,274
•Lumexa Imaging, Inc. 6.70% (3 mo. USD Term SOFR + 3.00%) 12/13/32	55,000	55,241
•M2S Group Holdings, Inc. 8.59% (3 mo. USD Term SOFR + 4.75%) 8/25/31	815,000	807,665
•Madison IAQ LLC 6.70% (6 mo. USD Term SOFR + 2.50%) 6/21/28	744,171	747,356
•MajorDrive Holdings IV LLC 7.93% (3 mo. USD Term SOFR + 4.00%) 6/1/28	213,558	193,270
•MED ParentCo LP 6.97% (1 mo. USD Term SOFR + 3.25%) 4/15/31	164,587	164,897
•Medline Borrower LP 5.47% (1 mo. USD Term SOFR + 1.75%) 10/23/28	230,428	231,048
•MH Sub I LLC
7.92% (3 mo. USD Term SOFR + 4.25%) 5/3/28	84,783	78,636
7.97% (1 mo. USD Term SOFR + 4.25%) 12/31/31	1,240,602	1,058,196
•MKS Instruments, Inc. 5.72% (1 mo. USD Term SOFR + 2.00%) 8/17/29	434,349	435,887
•Modena Buyer LLC 8.09% (3 mo. USD Term SOFR + 4.25%) 7/1/31	746,231	741,567
=•Modivcare, Inc. 10.73% (1 mo. USD Term SOFR + 7.00%) 2/22/26	11,444	11,101
•ModivCare, Inc. 10.55% (1 mo. USD Term SOFR + 6.75%) 7/1/31	104,039	39,535
MRP Buyer LLC
✠0.00% 6/4/32	11,256	11,154
•6.92% (3 mo. USD Term SOFR + 3.25%) 6/4/32	88,488	87,686
•Natgasoline LLC 9.22% (1 mo. USD Term SOFR + 5.50%) 3/29/30	925,977	930,607
National Mentor Holdings, Inc.
✠0.00% 12/12/30	121,500	121,577
•9.72% (1 mo. USD Term SOFR + 6.00%) 12/12/30	283,500	283,679
•Neptune Bidco U.S., Inc.
8.76% (3 mo. USD Term SOFR + 4.75%) 10/11/28	1,258,622	1,240,750
9.03% (3 mo. USD Term SOFR + 5.00%) 4/11/29	248,724	245,678
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•New Arclin U.S. Holding Corp. 7.32% (1 mo. USD Term SOFR + 3.50%) 9/30/28	496,129	$495,509
•New Fortress Energy, Inc. 9.24% (3 mo. USD Term SOFR + 5.50%) 10/30/28	2,578,074	1,051,854
•Nexstar Broadcasting, Inc. 6.22% (1 mo. USD Term SOFR + 2.50%) 6/28/32	209,475	210,340
•Nexus Buyer LLC
7.22% (1 mo. USD Term SOFR + 3.50%) 7/31/31	744,375	733,291
9.47% (1 mo. USD Term SOFR + 5.75%) 2/16/32	95,000	93,872
•Nielsen Consumer, Inc. 5.97% (1 mo. USD Term SOFR + 2.25%) 10/31/30	248,128	248,180
•Nourish Buyer I, Inc. 8.25% (1 mo. USD Term SOFR + 4.50%) 7/9/32	229,425	230,430
•Novae LLC 8.82% (3 mo. USD Term SOFR + 5.00%) 12/22/28	59,845	55,356
•NRG Energy, Inc. 5.59% (3 mo. USD Term SOFR + 1.75%) 4/16/31	159,190	159,561
•Nuvei Technologies Corp. 6.22% (1 mo. USD Term SOFR + 2.50%) 11/17/31	496,256	496,410
•Olaplex, Inc. 7.42% (3 mo. USD Term SOFR + 3.50%) 2/23/29	45,000	43,661
•OMNIA Partners LLC 6.45% (3 mo. USD Term SOFR + 2.75%) 12/31/32	24,938	25,013
•Open Text Corp. 5.47% (1 mo. USD Term SOFR + 1.75%) 1/31/30	493,873	493,938
•Openlane, Inc. 6.37% (3 mo. USD Term SOFR + 2.50%) 10/8/32	50,000	49,969
+Optiv Security, Inc. 0.00% 7/31/26	497,462	350,865
•Organon & Co. 5.97% (1 mo. USD Term SOFR + 2.25%) 5/19/31	500,000	480,500
•Orion U.S. Finco, Inc. 7.43% (3 mo. USD Term SOFR + 3.50%) 10/8/32	100,000	100,406
•Osmose Utilities Services, Inc. 7.08% (1 mo. USD Term SOFR + 3.25%) 6/23/28	164,195	161,014
•Par Petroleum LLC 6.95% (3 mo. USD Term SOFR + 3.25%) 2/28/30	496,182	497,631
LVIP Fidelity Institutional AM® Total Bond Fund-26

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•PAREXEL International Corp. 6.47% (1 mo. USD Term SOFR + 2.75%) 12/12/31	460,000	$461,247
•Park River Holdings, Inc. 8.49% (3 mo. USD Term SOFR + 4.50%) 3/15/31	165,000	165,790
•Peer Holding III BV 5.92% (3 mo. USD Term SOFR + 2.25%) 9/29/32	135,000	135,112
Peraton Corp.
+0.00% 2/1/29	90,000	70,482
•7.69% (3 mo. USD Term SOFR + 3.75%) 2/1/28	992,016	919,212
+PHRG Intermediate LLC 0.00% 2/20/32	290,000	287,825
•Ping Identity Corp. 6.62% (3 mo. USD Term SOFR + 2.75%) 11/15/32	135,000	135,169
Pinnacle Buyer LLC
✠0.00% 10/1/32	26,613	26,696
•6.49% (3 mo. USD Term SOFR + 2.50%) 10/1/32	138,041	138,473
•Polaris Newco LLC
7.85% (3 mo. USD Term SOFR + 3.75%) 6/2/28	1,567,333	1,509,153
12.92% (3 mo. USD Term SOFR + 9.00%) 6/4/29	150,000	138,938
•Primo Brands Corp. 5.92% (3 mo. USD Term SOFR + 2.25%) 3/31/28	496,241	497,442
•Priority Holdings LLC 7.47% (1 mo. USD Term SOFR + 3.75%) 7/30/32	108,406	106,211
•Project Alpha Intermediate Holding, Inc. 6.92% (3 mo. USD Term SOFR + 3.25%) 10/26/30	614,498	613,140
+Project Boost Purchaser LLC 0.00% 7/16/31	172,500	172,859
•Proofpoint, Inc. 6.67% (3 mo. USD Term SOFR + 3.00%) 8/31/28	405,181	406,895
Pye-Barker Fire & Safety LLC
✠0.00% 12/16/32	16,900	16,999
•6.20% (3 mo. USD Term SOFR + 2.50%) 12/16/32	113,100	113,759
•Qnity Electronics, Inc. 5.80% (6 mo. USD Term SOFR + 2.00%) 11/1/32	260,000	260,975
•QuidelOrtho Corp. 7.72% (1 mo. USD Term SOFR + 4.00%) 8/20/32	458,850	458,276
•Quikrete Holdings, Inc. 5.97% (1 mo. USD Term SOFR + 2.25%) 2/10/32	744,375	746,504
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Radiology Partners, Inc. 8.17% (3 mo. USD Term SOFR + 4.50%) 6/30/32	44,888	$44,761
•Recess Holdings, Inc. 7.62% (3 mo. USD Term SOFR + 3.75%) 2/20/30	248,120	249,478
•Red Planet Borrower LLC 7.72% (1 mo. USD Term SOFR + 4.00%) 9/8/32	410,000	410,385
•Renaissance Holdings Corp. 7.72% (1 mo. USD Term SOFR + 4.00%) 4/5/30	744,304	648,304
•Restoration Hardware, Inc. 7.07% (1 mo. USD Term SOFR + 3.25%) 10/20/28	496,154	492,021
•Roper Industrial Products Investment Co. LLC 6.42% (3 mo. USD Term SOFR + 2.75%) 11/22/29	133,985	134,700
•RVR Dealership Holdings LLC 7.74% (3 mo. USD Term SOFR + 3.75%) 2/8/28	496,124	476,969
•Ryan Specialty Group LLC 5.72% (1 mo. USD Term SOFR + 2.00%) 9/15/31	248,120	248,277
•Sandisk Corp. 6.86% (3 mo. USD Term SOFR + 3.00%) 2/20/32	162,500	163,313
•Sedgwick Claims Management Services, Inc. 6.22% (1 mo. USD Term SOFR + 2.50%) 7/31/31	496,250	497,699
•SGH2 LLC 8.17% (3 mo. USD Term SOFR + 4.50%) 8/18/32	94,762	94,999
•Shift4 Payments LLC 6.17% (3 mo. USD Term SOFR + 2.50%) 6/30/32	34,913	35,094
+Sinclair Television Group, Inc.
0.00% 12/31/29	45,000	40,973
0.00% 12/31/30	55,000	49,748
•Solstice Advanced Materials, Inc. 5.59% (3 mo. USD Term SOFR + 1.75%) 10/29/32	115,000	115,504
•Somnigroup International, Inc. 5.91% (1 mo. USD Term SOFR + 2.25%) 10/24/31	386,836	389,091
•SonarSource Financing LLC 8.17% (3 mo. USD Term SOFR + 4.50%) 12/19/30	130,000	128,375
•Sotera Health Holdings LLC 6.34% (3 mo. USD Term SOFR + 2.50%) 5/30/31	236,295	237,330
+Sovos Compliance LLC 0.00% 8/13/29	249,373	249,940
LVIP Fidelity Institutional AM® Total Bond Fund-27

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Spa Holdings 3 OYJ 8.18% (3 mo. USD Term SOFR + 4.25%) 5/23/30	159,201	$159,997
•Spin Holdco, Inc. 8.02% (3 mo. USD Term SOFR + 4.00%) 3/4/28	1,846,182	1,419,252
Splat Super Holdco LLC
✠0.00% 7/2/32	10,632	9,949
•8.72% (1 mo. USD Term SOFR + 5.00%) 7/2/32	249,368	233,366
•SS&C Technologies, Inc. 5.72% (1 mo. USD Term SOFR + 2.00%) 5/9/31	333,100	334,915
•Staples, Inc. 9.60% (3 mo. USD Term SOFR + 5.75%) 9/4/29	804,309	761,954
•Station Casinos LLC 5.72% (1 mo. USD Term SOFR + 2.00%) 3/14/31	496,212	497,517
•Stonepeak Bayou Holdings LP 6.42% (3 mo. USD Term SOFR + 2.75%) 10/1/32	115,000	103,069
•SupplyOne, Inc. 7.22% (1 mo. USD Term SOFR + 3.50%) 4/21/31	9,975	9,989
•Sweetwater Borrower LLC 8.08% (1 mo. USD Term SOFR + 4.25%) 8/7/28	454,992	457,267
•Talen Energy Supply LLC
5.67% (3 mo. USD Term SOFR + 2.00%) 11/25/32	125,000	124,923
6.35% (3 mo. USD Term SOFR + 2.50%) 12/15/31	248,120	248,999
•TGP Holdings III LLC 7.07% (1 mo. USD Term SOFR + 3.25%) 6/29/28	234,875	218,354
•Tiger Acquisition LLC 6.23% (1 mo. USD Term SOFR + 2.50%) 8/23/32	144,637	144,999
•TK Elevator Midco GmbH 6.95% (6 mo. USD Term SOFR + 2.75%) 4/30/30	496,259	499,073
•TKO Worldwide Holdings LLC 5.87% (3 mo. USD Term SOFR + 2.00%) 11/21/31	114,425	114,885
•Tory Burch LLC 7.08% (1 mo. USD Term SOFR + 3.25%) 4/17/28	496,104	496,104
•TPC Group, Inc. 9.39% (6 mo. USD Term SOFR + 5.75%) 12/16/31	133,501	119,039
•TransDigm, Inc.
6.22% (1 mo. USD Term SOFR + 2.50%) 2/28/31	743,079	745,606
6.22% (1 mo. USD Term SOFR + 2.50%) 8/19/32	379,050	380,551
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
+Tronox Finance LLC 0.00% 9/30/31	170,000	$130,847
•Truist Insurance Holdings LLC 6.42% (3 mo. USD Term SOFR + 2.75%) 5/6/31	350,000	350,147
•TTM Technologies, Inc. 6.12% (1 mo. USD Term SOFR + 2.25%) 5/30/30	248,741	250,452
U.S. Fertility Enterprises LLC
✠0.00% 12/10/32	10,526	10,553
+0.00% 12/10/32	69,474	69,647
•UKG, Inc. 6.34% (3 mo. USD Term SOFR + 2.50%) 2/10/31	1,243,734	1,244,232
•United FP Holdings LLC
8.10% (3 mo. USD Term SOFR + 4.00%) 12/30/26	1,188,600	1,141,556
12.60% (3 mo. USD Term SOFR + 8.50%) 12/30/27	50,000	37,500
•Univision Communications, Inc. 7.92% (3 mo. USD Term SOFR + 4.25%) 6/24/29	744,216	744,030
•USI, Inc. 5.92% (3 mo. USD Term SOFR + 2.25%) 9/29/30	496,231	496,921
Van Pool Transportation LLC
•6.92% (3 mo. USD Term SOFR + 3.25%) 8/6/30	83,554	83,920
✠•6.92% (3 mo. USD Term SOFR + 3.25%) 8/6/30	11,446	11,496
•Varsity Brands, Inc. 6.67% (3 mo. USD Term SOFR + 3.00%) 8/26/31	497,500	499,057
•Venture Global Plaquemines LNG LLC
5.94% (1 mo. USD Term SOFR + 2.23%) 5/25/29	163,634	162,680
5.94% (1 mo. USD Term SOFR + 2.23%) 5/25/29	20,468	20,366
+Versant Media Group, Inc. 0.00% 10/22/30	155,000	154,904
•Vertiv Group Corp. 5.61% (1 mo. USD Term SOFR + 1.75%) 8/12/32	496,250	498,394
•VFH Parent LLC 6.22% (1 mo. USD Term SOFR + 2.50%) 6/21/31	135,000	135,281
•Virgin Media Bristol LLC 7.05% (6 mo. USD Term SOFR + 3.18%) 3/31/31	130,000	128,626
•Vista Management Holding, Inc. 7.74% (3 mo. USD Term SOFR + 3.75%) 4/1/31	247,500	249,562
•Vistra Operations Co. LLC 5.47% (1 mo. USD Term SOFR + 1.75%) 12/20/30	496,203	498,500
LVIP Fidelity Institutional AM® Total Bond Fund-28

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•VM Consolidated, Inc. 5.72% (1 mo. USD Term SOFR + 2.00%) 10/1/32	114,712	$115,458
•VS Buyer LLC 6.09% (3 mo. USD Term SOFR + 2.25%) 4/12/31	284,287	284,998
•W.R. Grace & Co.-Conn. 6.69% (3 mo. USD Term SOFR + 3.00%) 8/19/32	139,650	139,519
•Wash Multifamily Parent, Inc. 6.97% (1 mo. USD Term SOFR + 3.25%) 9/10/32	110,000	110,825
•Weber-Stephen Products LLC 7.47% (3 mo. USD Term SOFR + 3.75%) 10/1/32	655,000	655,327
•WEC U.S. Holdings Ltd. 5.87% (1 mo. USD Term SOFR + 2.00%) 1/27/31	497,481	498,138
•WH Borrower LLC 8.39% (3 mo. USD Term SOFR + 4.50%) 2/20/32	1,114,200	1,118,902
•Whatabrands LLC 6.22% (1 mo. USD Term SOFR + 2.50%) 8/3/28	496,241	497,412
•White Cap Buyer LLC 6.97% (1 mo. USD Term SOFR + 3.25%) 10/19/29	333,317	334,593
•Windsor Holdings III LLC 6.47% (1 mo. USD Term SOFR + 2.75%) 8/1/30	496,241	496,955
•Windstream Services LLC 7.72% (1 mo. USD Term SOFR + 4.00%) 10/6/32	480,000	481,200
•X Corp.
9.50% (6 mo. USD Term SOFR + 9.50%) 10/26/29	1,510,000	1,503,522
10.45% (3 mo. USD Term SOFR + 6.50%) 10/26/29	378,220	371,196
X.AI Corp.
•10.85% (6 mo. USD Term SOFR + 7.25%) 6/28/30	419,112	413,052
12.50% 6/28/30	59,913	62,821
•Zelis Payments Buyer, Inc. 6.47% (1 mo. USD Term SOFR + 2.75%) 9/28/29	496,212	490,838
Total Loan Agreements (Cost $121,283,417)		120,008,777
NON-AGENCY ASSET-BACKED SECURITIES–8.45%
Affirm Asset Securitization Trust Series 2025-X1 Class B 5.19% 4/15/30	1,000,000	1,002,798
•AIMCO CLO 10 Ltd. Series 2019-10A Class ARR 5.27% (3 mo. USD Term SOFR + 1.41%) 7/22/37	10,000,000	10,012,180
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Allegro CLO XIII Ltd. Series 2021-1A Class A1R 5.22% (3 mo. USD Term SOFR + 1.34%) 7/20/38	511,000	$512,233
Amur Equipment Finance Receivables XV LLC Series 2025-1A Class A2 4.70% 9/22/31	1,651,467	1,668,370
•ARES LIV CLO Ltd. Series 2019-54A Class AR2 5.21% (3 mo. USD Term SOFR + 1.31%) 7/15/38	953,000	955,785
•ARES LXX CLO Ltd. Series 2023-70A Class A1R 4.97% (3 mo. USD Term SOFR + 1.25%) 1/25/39	1,183,000	1,183,524
•ARES XXXIV CLO Ltd. Series 2015-2A Class A1R4 5.17% (3 mo. USD Term SOFR + 1.29%) 7/17/38	1,870,000	1,874,365
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A 4.80% 8/20/29	445,000	451,968
•Bain Capital Credit CLO Ltd.
Series 2023-2A Class A1R 5.20% (3 mo. USD Term SOFR + 1.32%) 7/18/38	1,402,000	1,405,459
Series 2023-4A Class A1R 4.96% (3 mo. USD Term SOFR + 1.23%) 1/21/39	1,386,000	1,387,450
•BCRED BSL Static CLO Ltd. Series 2025-1A Class AR 5.54% (3 mo. USD Term SOFR + 1.25%) 7/24/35	1,304,000	1,304,302
•Benefit Street Partners CLO 43 Ltd. Series 2025-43A Class A 5.19% (3 mo. USD Term SOFR + 1.27%) 10/20/38	1,306,000	1,308,127
•Benefit Street Partners CLO 44 Ltd. Series 2025-44A Class A1 4.94% (3 mo. USD Term SOFR + 1.22%) 1/15/39	1,186,000	1,186,961
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A Class A 2.44% 7/15/46	1,892,363	1,796,815
•Carlyle U.S. CLO Ltd. Series 2025-6A Class A1 4.88% (3 mo. USD Term SOFR + 1.22%) 1/20/39	1,354,000	1,354,539
•Cedar Funding XV CLO Ltd. Series 2022-15A Class A 5.20% (3 mo. USD Term SOFR + 1.32%) 4/20/35	4,500,000	4,500,000
LVIP Fidelity Institutional AM® Total Bond Fund-29

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•CIFC Funding Ltd.
Series 2019-5A Class A1R2 5.36% (3 mo. USD Term SOFR + 1.27%) 10/15/38	1,242,000	$1,245,663
Series 2021-3A Class A1R 5.13% (3 mo. USD Term SOFR + 1.23%) 10/15/38	2,221,000	2,220,949
Series 2025-6A Class A1 5.11% (3 mo. USD Term SOFR + 1.25%) 10/23/38	820,000	820,855
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A Class A2 6.00% 5/20/55	173,000	177,022
DB Master Finance LLC
Series 2017-1A Class A2II 4.03% 11/20/47	4,612,500	4,581,790
Series 2021-1A Class A23 2.79% 11/20/51	3,750,720	3,339,341
Series 2025-1A Class A2I 4.89% 8/20/55	1,015,000	1,017,077
Series 2025-1A Class A2II 5.17% 8/20/55	820,000	820,857
Dell Equipment Finance Trust
Series 2023-3 Class A3 5.93% 4/23/29	1,144,828	1,150,864
Series 2025-1 Class A3 4.61% 2/24/31	5,200,000	5,259,719
Dext ABS LLC Series 2025-2 Class A3 4.23% 4/15/36	205,000	205,086
Domino's Pizza Master Issuer LLC
Series 2017-1A Class A23 4.12% 7/25/47	4,700,000	4,673,041
Series 2021-1A Class A2I 2.66% 4/25/51	14,587,500	13,865,769
Series 2021-1A Class A2II 3.15% 4/25/51	889,838	815,336
•Dryden 108 CLO Ltd. Series 2022-108A Class A1R 5.24% (3 mo. USD Term SOFR + 1.36%) 7/18/37	500,000	500,771
•Eaton Vance CLO Ltd.
Series 2020-1A Class ARR 5.29% (3 mo. USD Term SOFR + 1.39%) 10/15/37	411,000	412,071
Series 2020-2A Class AR2 5.28% (3 mo. USD Term SOFR + 1.38%) 10/15/37	2,750,000	2,753,886
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3 4.43% 8/15/30	140,000	140,921
•Flatiron CLO 20 Ltd. Series 2020-1A Class A1R2 5.13% (3 mo. USD Term SOFR + 1.24%) 11/20/38	1,868,000	1,866,898
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Flatiron CLO 31 Ltd. Series 2025-31A Class A1 4.90% (3 mo. USD Term SOFR + 1.20%) 1/18/39	1,186,000	$1,186,000
•Flatiron CLO 32 Ltd. Series 2025-32A Class A1 5.61% (3 mo. USD Term SOFR + 1.29%) 10/22/38	1,242,000	1,246,004
GGAM Master Trust International Ltd. Series 2025-1A Class A 5.92% 9/30/60	2,865,000	2,880,365
GreenSky Home Improvement Issuer Trust Series 2025-2A Class A2 4.93% 6/25/60	300,345	301,454
HPEFS Equipment Trust Series 2025-2A Class A3 4.03% 11/22/32	1,200,000	1,201,922
Jersey Mike's Funding LLC Series 2025-1A Class A2 5.61% 8/16/55	778,050	791,983
•Madison Park Funding LXVII Ltd. Series 2024-67A Class A1 5.37% (3 mo. USD Term SOFR + 1.51%) 4/25/37	4,000,000	4,009,312
•Magnetite XXIX Ltd. Series 2021-29A Class AR 5.25% (3 mo. USD Term SOFR + 1.35%) 7/15/37	6,500,000	6,515,086
•Magnetite XXXVI Ltd. Series 2023-36A Class AR 5.18% (3 mo. USD Term SOFR + 1.32%) 7/25/38	1,270,000	1,273,096
Merchants Fleet Funding LLC Series 2025-1A Class A 4.49% 1/20/39	200,000	200,650
MetroNet Infrastructure Issuer LLC
Series 2025-2A Class C 7.83% 8/20/55	100,000	102,769
Series 2025-4A Class C 7.11% 12/20/55	105,000	105,699
Navigator Aviation Ltd. Series 2025-1 Class A 5.11% 10/15/50	1,871,121	1,852,614
•OCP Aegis CLO Ltd.
Series 2024-39A Class A1 5.11% (3 mo. USD Term SOFR + 1.22%) 1/16/37	2,522,000	2,522,013
Series 2025-47A Class A1 4.86% (3 mo. USD Term SOFR + 1.11%) 1/21/38	1,081,000	1,081,268
•OCP CLO Ltd.
Series 2018-15A Class AR 5.13% (3 mo. USD Term SOFR + 1.25%) 1/20/38	819,000	820,647
LVIP Fidelity Institutional AM® Total Bond Fund-30

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•OCP CLO Ltd. (continued)
Series 2020-8RA Class AR2 5.10% (3 mo. USD Term SOFR + 1.22%) 10/17/38	1,214,000	$1,215,175
Series 2025-44A Class A 5.56% (3 mo. USD Term SOFR + 1.30%) 10/24/38	1,317,000	1,320,303
Series 2025-46A Class A 5.05% (3 mo. USD Term SOFR + 1.20%) 10/15/38	840,000	839,890
•OHA Credit Funding 16-R Ltd. Series 2023-16RA Class A1 5.08% (3 mo. USD Term SOFR + 1.20%) 10/20/38	1,890,000	1,890,947
•OHA Credit Funding 6 Ltd. Series 2020-6A Class AR2 5.21% (3 mo. USD Term SOFR + 1.33%) 10/20/37	1,450,000	1,451,914
•OHA Credit Partners VII Ltd. Series 2012-7A Class AR4 5.03% (3 mo. USD Term SOFR + 1.14%) 2/20/38	10,000,000	9,980,000
Onemain Financial Issuance Trust Series 2025-1A Class A 4.82% 7/14/38	1,500,000	1,516,514
Oportun Issuance Trust
Series 2025-B Class A 4.88% 5/9/33	300,000	301,112
Series 2025-C Class A 4.49% 7/8/33	1,100,000	1,101,923
Series 2025-D Class A 4.53% 2/8/33	600,000	600,716
•Palmer Square CLO Ltd.
Series 2025-2A Class A1 5.23% (3 mo. USD Term SOFR + 1.35%) 7/20/38	2,355,000	2,363,151
Series 2025-5A Class A 5.09% (3 mo. USD Term SOFR + 1.21%) 10/20/38	1,323,000	1,322,014
•Palmer Square Loan Funding Ltd. Series 2025-2A Class A1 5.23% (3 mo. USD Term SOFR + 0.94%) 7/15/33	1,257,000	1,257,263
•Peace Park CLO Ltd. Series 2021-1A Class AR 5.13% (3 mo. USD Term SOFR + 1.25%) 10/20/38	8,656,000	8,664,621
PK Alift Loan Funding 7 LP Series 2025-2 Class A 4.75% 3/15/43	1,382,152	1,384,757
RCKT Trust Series 2025-1A Class A 4.90% 7/25/34	245,165	245,834
Reach ABS Trust Series 2025-2A Class A 4.93% 8/18/32	444,542	446,311
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•RR 27 Ltd. Series 2023-27A Class A1AR 5.13% (3 mo. USD Term SOFR + 1.23%) 10/15/40	2,989,000	$2,989,398
•RR 34 Ltd. Series 2024-34RA Class A1R 5.25% (3 mo. USD Term SOFR + 1.35%) 10/15/39	250,000	250,686
•Sixth Street CLO XIX Ltd. Series 2021-19A Class A1R 5.16% (3 mo. USD Term SOFR + 1.28%) 7/17/38	810,000	811,941
•Sixth Street CLO XVIII Ltd. Series 2021-18A Class A1R 5.13% (3 mo. USD Term SOFR + 1.25%) 10/17/38	1,240,000	1,241,578
•Sixth Street CLO XX Ltd. Series 2021-20A Class A1R 5.20% (3 mo. USD Term SOFR + 1.32%) 7/17/38	1,030,000	1,032,430
Slam Ltd. Series 2025-1A Class A 5.81% 5/15/50	863,687	885,138
Subway Funding LLC
Series 2024-1A Class A23 6.51% 7/30/54	4,950,000	5,115,627
Series 2024-1A Class A2I 6.03% 7/30/54	2,890,800	2,930,529
Series 2024-1A Class A2II 6.27% 7/30/54	4,950,000	5,054,112
Series 2024-3A Class A23 5.91% 7/30/54	4,950,000	4,907,825
•Symphony CLO 43 Ltd. Series 2024-43A Class A1 5.42% (3 mo. USD Term SOFR + 1.52%) 4/15/37	6,800,000	6,815,103
•Symphony CLO XXVI Ltd. Series 2021-26A Class AR 5.23% (3 mo. USD Term SOFR + 1.34%) 4/20/33	6,027,884	6,028,854
Taco Bell Funding LLC Series 2025-1A Class A2I 4.82% 8/25/55	2,430,000	2,416,372
UPX HIL Issuer Trust Series 2025-1 Class B 6.07% 1/25/47	200,000	201,816
VB-S1 Issuer LLC
Series 2024-1A Class D 6.64% 5/15/54	200,000	203,365
Series 2024-1A Class F 8.87% 5/15/54	300,000	310,549
Verdant Receivables LLC Series 2025-1A Class A2 4.85% 3/13/28	542,323	544,852
Wheels Fleet Lease Funding 1 LLC Series 2025-3A Class A1 4.08% 9/18/40	200,000	200,518
LVIP Fidelity Institutional AM® Total Bond Fund-31

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Willis Engine Structured Trust VIII Series 2025-A Class A 5.58% 6/15/50	1,041,227	$1,057,475
Total Non-Agency Asset-Backed Securities (Cost $182,672,087)		182,764,287
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.54%
•Bravo Residential Funding Trust Series 2025-NQM5 Class A1 5.50% 2/25/65	656,756	663,307
•CIM Trust Series 2021-R3 Class A1A 1.95% 6/25/57	1,508,839	1,408,535
•Cross Mortgage Trust Series 2025-H4 Class A1 5.60% 6/25/70	797,717	805,914
•CSMC Trust Series 2021-RPL7 Class A1 4.21% 7/27/61	1,829,557	1,834,644
•GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1 3.75% 7/25/61	1,915,523	1,877,202
•JP Morgan Mortgage Trust Series 2025-NQM2 Class A1 5.57% 9/25/65	274,318	277,031
•Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM3 Class A1 5.53% 5/25/70	288,091	290,548
•NYMT Loan Trust Series 2025-CP1 Class A1 3.75% 11/25/69	571,597	550,321
OBX Trust
φSeries 2025-NQM10 Class A1 5.45% 5/25/65	516,647	520,862
•Series 2025-NQM19 Class A1 4.87% 10/25/65	292,606	292,413
•OLIT Trust Series 2025-HB2 Class A 3.00% 11/25/38	379,422	369,577
φPRET Trust Series 2025-RPL3 Class A1 4.15% 4/25/65	378,806	372,757
φPRPM LLC
Series 2024-RPL1 Class A1 4.20% 12/25/64	161,949	160,398
Series 2024-RPL4 Class A1 4.00% 12/25/54	89,057	87,877
φRCO VIII Mortgage LLC Series 2025-3 Class A1 6.43% 5/25/30	389,758	390,612
φVerus Securitization Trust Series 2025-5 Class A1 5.43% 6/25/70	1,814,366	1,829,548
Total Non-Agency Collateralized Mortgage Obligations (Cost $11,573,116)		11,731,546
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.69%
•ALA Trust Series 2025-OANA Class A 5.49% (1 mo. USD Term SOFR + 1.74%) 6/15/40	940,000	$943,521
•ARES Trust Series 2025-IND3 Class D 6.30% (1 mo. USD Term SOFR + 2.55%) 4/15/42	140,000	140,000
•Bank
Series 2018-BN10 Class B 4.08% 2/15/61	330,000	310,451
Series 2018-BN10 Class C 4.16% 2/15/61	200,000	180,169
Series 2025-BNK51 Class C 5.95% 12/25/67	100,000	100,134
•Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C 4.87% 7/15/49	100,000	98,616
Bank5
*•Series 2025-5YR16 Class XB 0.35% 8/15/63	2,000,000	36,282
Series 2025-5YR19 Class A3 5.27% 12/15/58	500,000	516,504
•Series 2025-5YR19 Class D 4.50% 12/15/58	100,000	88,925
*•Series 2025-5YR19 Class XB 0.60% 12/15/58	1,000,000	29,373
BBCMS Mortgage Trust
•Series 2020-C7 Class C 3.59% 4/15/53	100,000	85,803
•Series 2024-C30 Class C 5.98% 11/15/57	100,000	100,034
•Series 2025-5C34 Class C 6.81% 5/15/58	275,000	288,509
•Series 2025-5C37 Class C 6.00% 9/15/58	144,000	145,954
*•Series 2025-5C38 Class XB 0.89% 11/15/58	2,400,000	98,910
Series 2025-C32 Class C 6.13% 2/15/62	125,000	126,634
•Series 2025-C35 Class C 6.11% 7/15/58	100,000	101,342
•Series 2025-C39 Class C 5.91% 12/15/58	100,000	100,427
Benchmark Mortgage Trust
•Series 2022-B33 Class C 3.61% 3/15/55	200,000	159,927
Series 2025-B41 Class C 6.14% 7/15/68	100,000	101,947
•BFLD Commercial Mortgage Trust Series 2024-UNIV Class E 7.39% (1 mo. USD Term SOFR + 3.64%) 11/15/41	131,000	131,648
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LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•BFLD Mortgage Trust Series 2024-WRHS Class E 7.44% (1 mo. USD Term SOFR + 3.69%) 7/15/39	185,399	$185,746
BMO Mortgage Trust
*•Series 2025-5C11 Class XB 0.58% 7/15/58	4,000,000	103,203
*•Series 2025-5C12 Class XB 0.75% 10/15/58	2,300,000	79,683
Series 2025-5C13 Class A2 4.74% 12/15/58	600,000	605,823
Series 2025-5C13 Class A3 5.23% 12/15/58	600,000	617,409
•Series 2025-C12 Class C 6.39% 6/15/58	113,000	116,119
•Series 2025-C13 Class C 6.13% 10/15/58	117,000	116,378
•BMP Trust
Series 2024-MF23 Class B 5.39% (1 mo. USD Term SOFR + 1.64%) 6/15/41	1,113,000	1,113,693
Series 2024-MF23 Class E 7.14% (1 mo. USD Term SOFR + 3.39%) 6/15/41	168,000	168,210
•BPR Commercial Mortgage Trust
Series 2024-PARK Class A 5.22% 11/5/39	5,800,000	5,913,163
Series 2024-PARK Class D 7.00% 11/5/39	120,000	124,879
Series 2025-STAR Class C 5.87% 11/5/42	135,000	135,892
•BPR Trust Series 2023-BRK2 Class C 8.34% 10/5/38	275,000	289,591
•BRES Commercial Mortgage Trust
Series 2025-ATCAP Class E 7.39% (1 mo. USD Term SOFR + 3.64%) 11/15/42	147,000	147,090
Series 2025-ATCAP Class F 8.94% (1 mo. USD Term SOFR + 5.19%) 11/15/42	125,000	124,690
•BX Commercial Mortgage Trust
Series 2020-VIV2 Class C 3.54% 3/9/44	3,211,000	3,009,758
Series 2020-VIVA Class D 3.55% 3/11/44	290,000	269,221
Series 2020-VIVA Class E 3.55% 3/11/44	235,000	213,282
Series 2021-ACNT Class B 5.11% (1 mo. USD Term SOFR + 1.36%) 11/15/38	207,523	207,269
Series 2021-CIP Class F 7.08% (1 mo. USD Term SOFR + 3.33%) 12/15/38	131,947	131,785
Series 2021-XL2 Class G 6.71% (1 mo. USD Term SOFR + 2.96%) 10/15/38	74,352	73,980
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•BX Commercial Mortgage Trust (continued)
Series 2022-LP2 Class C 5.31% (1 mo. USD Term SOFR + 1.56%) 2/15/39	175,000	$174,344
Series 2022-LP2 Class G 7.86% (1 mo. USD Term SOFR + 4.11%) 2/15/39	105,000	104,903
Series 2023-XL3 Class C 6.39% (1 mo. USD Term SOFR + 2.64%) 12/9/40	136,042	135,957
Series 2023-XL3 Class D 7.34% (1 mo. USD Term SOFR + 3.59%) 12/9/40	107,401	107,334
Series 2024-GPA3 Class A 5.04% (1 mo. USD Term SOFR + 1.29%) 12/15/39	2,729,843	2,729,842
Series 2024-KING Class E 7.44% (1 mo. USD Term SOFR + 3.69%) 5/15/34	355,322	356,210
Series 2024-MDHS Class A 5.39% (1 mo. USD Term SOFR + 1.64%) 5/15/41	200,191	200,502
Series 2024-MF Class D 6.44% (1 mo. USD Term SOFR + 2.69%) 2/15/39	442,727	443,682
Series 2024-VLT5 Class E 7.87% 11/13/46	350,000	377,435
Series 2024-XL4 Class A 5.19% (1 mo. USD Term SOFR + 1.44%) 2/15/39	5,177,698	5,174,462
Series 2024-XL4 Class B 5.54% (1 mo. USD Term SOFR + 1.79%) 2/15/39	1,392,053	1,391,183
Series 2024-XL4 Class D 6.89% (1 mo. USD Term SOFR + 3.14%) 2/15/39	102,084	102,020
Series 2024-XL4 Class E 7.94% (1 mo. USD Term SOFR + 4.19%) 2/15/39	106,724	106,804
Series 2024-XL5 Class A 5.14% (1 mo. USD Term SOFR + 1.39%) 3/15/41	5,350,459	5,353,504
Series 2024-XL5 Class D 6.44% (1 mo. USD Term SOFR + 2.69%) 3/15/41	140,000	140,239
Series 2025-SPOT Class D 6.24% (1 mo. USD Term SOFR + 2.49%) 4/15/40	253,860	253,939
Series 2025-SPOT Class E 7.44% (1 mo. USD Term SOFR + 3.69%) 4/15/40	344,524	346,244
BX Trust
Series 2019-OC11 Class A 3.20% 12/9/41	530,000	499,679
•Series 2019-OC11 Class E 3.94% 12/9/41	525,000	484,376
LVIP Fidelity Institutional AM® Total Bond Fund-33

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust (continued)
•Series 2021-BXMF Class A 4.50% (1 mo. USD Term SOFR + 0.75%) 10/15/26	3,581,129	$3,570,087
•Series 2021-LBA Class EV 5.87% (1 mo. USD Term SOFR + 2.11%) 2/15/36	197,703	197,587
•Series 2021-RISE Class F 6.51% (1 mo. USD Term SOFR + 2.76%) 11/15/36	84,533	84,533
•Series 2021-RISE Class G 6.81% (1 mo. USD Term SOFR + 3.06%) 11/15/36	116,021	116,021
•Series 2021-SDMF Class F 5.80% (1 mo. USD Term SOFR + 2.05%) 9/15/34	299,736	298,641
•Series 2022-LBA6 Class E 6.45% (1 mo. USD Term SOFR + 2.70%) 1/15/39	250,000	249,693
•Series 2022-VAMF Class E 6.45% (1 mo. USD Term SOFR + 2.70%) 1/15/39	104,000	103,685
•Series 2022-VAMF Class F 7.05% (1 mo. USD Term SOFR + 3.30%) 1/15/39	250,000	248,944
•Series 2024-CNYN Class A 5.19% (1 mo. USD Term SOFR + 1.44%) 4/15/41	951,277	950,110
•Series 2024-VLT4 Class E 6.64% (1 mo. USD Term SOFR + 2.89%) 6/15/41	275,000	274,315
•Series 2024-VLT4 Class F 7.69% (1 mo. USD Term SOFR + 3.94%) 6/15/41	500,000	502,029
•Series 2025-DIME Class A 4.90% (1 mo. USD Term SOFR + 1.15%) 2/15/35	1,313,000	1,309,719
•Series 2025-LUNR Class E 7.70% (1 mo. USD Term SOFR + 3.95%) 6/15/40	88,768	89,045
•Series 2025-OMG Class F 7.35% (1 mo. USD Term SOFR + 3.60%) 10/15/42	100,000	99,999
•Series 2025-ROIC Class A 4.89% (1 mo. USD Term SOFR + 1.14%) 3/15/30	4,792,309	4,781,841
•Series 2025-ROIC Class C 5.29% (1 mo. USD Term SOFR + 1.54%) 3/15/30	3,164,657	3,152,802
•Series 2025-ROIC Class E 6.69% (1 mo. USD Term SOFR + 2.94%) 3/15/30	124,514	123,737
•Series 2025-TAIL Class A 5.15% (1 mo. USD Term SOFR + 1.40%) 6/15/35	496,000	495,690
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust (continued)
•Series 2025-TAIL Class D 6.20% (1 mo. USD Term SOFR + 2.45%) 6/15/35	128,000	$128,000
•Series 2025-TAIL Class E 7.05% (1 mo. USD Term SOFR + 3.30%) 6/15/35	200,000	199,999
•Series 2025-VLT6 Class E 6.94% (1 mo. USD Term SOFR + 3.19%) 3/15/42	383,000	381,449
•Series 2025-VLT6 Class F 7.69% (1 mo. USD Term SOFR + 3.94%) 3/15/42	256,000	252,493
•Series 2025-VLT7 Class D 7.00% (1 mo. USD Term SOFR + 3.25%) 7/15/44	250,000	250,800
•Series 2025-VOLT Class D 6.50% (1 mo. USD Term SOFR + 2.75%) 12/15/44	100,000	99,875
CENT
•Series 2025-CITY Class A 4.92% 7/10/40	1,046,000	1,056,774
*Series 2025-CITY Class X 0.21% 7/10/40	10,300,000	70,376
•CIP Commercial Mortgage Trust Series 2025-SBAY Class E 7.50% (1 mo. USD Term SOFR + 3.75%) 10/15/37	100,000	100,156
•Citigroup Commercial Mortgage Trust
Series 2023-SMRT Class D 5.85% 10/12/40	127,000	127,155
Series 2023-SMRT Class E 5.85% 10/12/40	300,000	296,448
•COMM Mortgage Trust
Series 2015-DC1 Class B 4.04% 2/10/48	240,000	231,190
Series 2015-DC1 Class C 4.29% 2/10/48	250,000	224,774
Series 2015-LC19 Class C 4.42% 2/10/48	69,272	66,009
Series 2025-180W Class E 7.36% 8/10/42	100,000	102,089
Series 2025-180W Class F 7.36% 8/10/42	100,000	97,602
•CONE Trust Series 2024-DFW1 Class E 7.64% (1 mo. USD Term SOFR + 3.89%) 8/15/41	377,000	378,837
DB-JPM Mortgage Trust Series 2020-C9 Class B 2.57% 8/15/53	100,000	85,899
•ELP Commercial Mortgage Trust
Series 2025-ELP Class A 4.60% 11/13/42	814,000	811,041
LVIP Fidelity Institutional AM® Total Bond Fund-34

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•ELP Commercial Mortgage Trust (continued)
Series 2025-ELP Class D 5.43% 11/13/42	100,000	$100,067
Series 2025-ELP Class E 6.45% 11/13/42	115,000	115,081
•Extended Stay America Trust
Series 2025-ESH Class A 5.05% (1 mo. USD Term SOFR + 1.30%) 10/15/42	3,013,000	3,014,882
Series 2025-ESH Class B 5.35% (1 mo. USD Term SOFR + 1.60%) 10/15/42	445,000	445,694
Series 2025-ESH Class C 5.60% (1 mo. USD Term SOFR + 1.85%) 10/15/42	215,000	215,336
Series 2025-ESH Class E 7.10% (1 mo. USD Term SOFR + 3.35%) 10/15/42	100,000	100,624
Series 2025-ESH Class F 7.85% (1 mo. USD Term SOFR + 4.10%) 10/15/42	100,000	100,874
•Fashion Show Mall LLC Series 2024-SHOW Class C 6.07% 10/10/41	120,000	121,001
•Fontainebleau Miami Beach Mortgage Trust Series 2024-FBLU Class G 9.40% (1 mo. USD Term SOFR + 5.65%) 12/15/39	131,000	131,640
•GS Mortgage Securities Corp. Trust
Series 2023-SHIP Class E 7.43% 9/10/38	250,000	251,033
Series 2025-800D Class A 6.38% (1 mo. USD Term SOFR + 2.65%) 11/25/41	120,000	120,155
•GS Mortgage Securities Trust
Series 2019-GC38 Class B 4.31% 2/10/52	150,888	145,862
Series 2019-GC42 Class C 3.70% 9/10/52	155,000	134,686
Series 2019-GSA1 Class C 3.80% 11/10/52	125,000	114,366
Series 2020-GC45 Class SWD 3.22% 12/13/39	100,000	80,919
•GSAT Trust Series 2025-BMF Class F 7.90% (1 mo. USD Term SOFR + 4.15%) 7/15/40	130,000	130,150
•HAVN Trust Series 2025-MOB Class A 5.45% (1 mo. USD Term SOFR + 1.70%) 10/15/35	270,000	270,000
•Hilton USA Trust Series 2016-HHV Class F 4.19% 11/5/38	350,000	343,228
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•INT Commercial Mortgage Trust Series 2025-PLAZA Class A 4.88% 11/5/37	727,000	$729,302
•IP Mortgage Trust Series 2025-IP Class F 7.71% 6/10/42	200,000	202,655
•JP Morgan Chase Commercial Mortgage Securities Trust
Series 2021-MHC Class E 6.57% (1 mo. USD Term SOFR + 2.81%) 4/15/38	170,000	170,000
Series 2021-MHC Class F 7.07% (1 mo. USD Term SOFR + 3.31%) 4/15/38	200,000	200,000
•JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D 3.57% 1/15/48	250,000	221,025
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4 3.06% 11/13/52	800,000	730,379
•KIND Trust
Series 2021-KIND Class D 6.17% (1 mo. USD Term SOFR + 2.41%) 8/15/38	223,167	220,730
Series 2021-KIND Class E 7.12% (1 mo. USD Term SOFR + 3.36%) 8/15/38	113,071	111,932
•MHC Commercial Mortgage Trust Series 2021-MHC Class G 7.07% (1 mo. USD Term SOFR + 3.32%) 4/15/38	400,308	400,790
•MHP Commercial Mortgage Trust
Series 2025-MHIL2 Class A 5.25% (1 mo. USD Term SOFR + 1.50%) 9/15/40	1,134,000	1,133,999
Series 2025-MHIL2 Class D 6.40% (1 mo. USD Term SOFR + 2.65%) 9/15/40	100,000	100,000
Series 2025-MHIL2 Class E 7.25% (1 mo. USD Term SOFR + 3.50%) 9/15/40	100,000	100,000
•MHP Trust
Series 2022-MHIL Class E 6.36% (1 mo. USD Term SOFR + 2.61%) 1/15/39	200,000	199,816
Series 2022-MHIL Class F 7.01% (1 mo. USD Term SOFR + 3.26%) 1/15/39	80,000	79,902
•Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-5C2 Class C 5.74% 11/15/58	100,000	100,263
Series 2025-C35 Class C 6.35% 8/15/58	100,000	103,038
LVIP Fidelity Institutional AM® Total Bond Fund-35

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•Morgan Stanley Capital I Trust Series 2017-H1 Class C 4.28% 6/15/50	125,000	$118,419
MSWF Commercial Mortgage Trust
•Series 2023-2 Class C 7.02% 12/15/56	310,000	327,662
Series 2023-2 Class D 4.00% 12/15/56	136,000	108,511
•NCMF Trust Series 2025-MFS Class F 8.44% 6/10/33	100,000	101,936
•NYC Trust Series 2025-77C Class E 6.26% 1/10/38	100,000	100,195
Prima Capital CRE Securitization Ltd.
Series 2019-7A Class D 4.25% 12/25/50	100,000	95,605
Series 2019-RK1 Class BT 4.45% 4/15/38	110,000	104,767
•PRM Trust
Series 2025-PRM6 Class E 6.58% 7/5/33	100,000	100,187
Series 2025-PRM6 Class F 7.06% 7/5/33	100,000	99,393
•PRM5 Trust Series 2025-PRM5 Class D 5.62% 3/10/33	150,000	150,099
•RIDE Series 2025-SHRE Class E 7.81% 2/14/47	350,000	355,257
ROCK Trust Series 2024-CNTR Class E 8.82% 11/13/41	250,000	265,175
•SCG Commercial Mortgage Trust
Series 2025-FLWR Class A 5.00% (1 mo. USD Term SOFR + 1.25%) 8/15/42	300,000	300,187
Series 2025-FLWR Class E 6.50% (1 mo. USD Term SOFR + 2.75%) 8/15/42	160,000	160,000
•SCG Trust
Series 2025-SNIP Class D 6.35% (1 mo. USD Term SOFR + 2.60%) 9/15/42	127,000	127,555
Series 2025-SNIP Class E 7.15% (1 mo. USD Term SOFR + 3.40%) 9/15/42	159,000	159,378
•SG Commercial Mortgage Securities Trust
Series 2019-PREZ Class D 3.48% 9/15/39	135,000	118,152
Series 2020-COVE Class F 3.73% 3/15/37	45,000	40,627
•SHR Trust Series 2024-LXRY Class E 8.20% (1 mo. USD Term SOFR + 4.45%) 10/15/41	163,000	164,172
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•SMRT Commercial Mortgage Trust Series 2022-MINI Class E 6.45% (1 mo. USD Term SOFR + 2.70%) 1/15/39	390,000	$388,050
•SREIT Trust
Series 2021-MFP Class A 4.60% (1 mo. USD Term SOFR + 0.85%) 11/15/38	419,421	419,164
Series 2021-PALM Class G 7.48% (1 mo. USD Term SOFR + 3.73%) 10/15/34	100,000	99,677
•Starwood Mortgage Trust Series 2021-LIH Class E 6.77% (1 mo. USD Term SOFR + 3.02%) 11/15/36	100,000	99,877
•SWCH Commercial Mortgage Trust
Series 2025-DATA Class D 6.39% (1 mo. USD Term SOFR + 2.64%) 2/15/42	200,000	197,505
Series 2025-DATA Class F 7.99% (1 mo. USD Term SOFR + 4.24%) 2/15/42	250,000	247,308
•TCO Commercial Mortgage Trust Series 2024-DPM Class A 4.99% (1 mo. USD Term SOFR + 1.24%) 12/15/39	4,870,000	4,869,998
•VDCM Commercial Mortgage Trust
Series 2025-AZ Class C 5.84% 7/13/44	100,000	101,229
Series 2025-AZ Class D 6.23% 7/13/44	100,000	101,217
Series 2025-AZ Class E 7.68% 7/13/44	100,000	101,057
•VTR Commercial Mortgage Trust
Series 2025-STEM Class C 5.86% 10/13/39	100,000	100,242
Series 2025-STEM Class D 6.49% 10/13/39	115,000	115,458
Wells Fargo Commercial Mortgage Trust
•Series 2016-BNK1 Class C 3.07% 8/15/49	20,000	14,377
•Series 2020-C57 Class C 4.02% 8/15/53	299,000	273,852
•Series 2024-1CHI Class E 7.57% 7/15/35	250,000	253,260
•Series 2024-5C2 Class C 6.33% 11/15/57	100,000	102,701
*•Series 2025-5C4 Class XA 1.12% 5/15/58	3,996,084	172,788
*•Series 2025-5C4 Class XB 0.51% 5/15/58	10,000,000	224,692
•Series 2025-5C7 Class C 5.80% 12/15/58	100,000	99,800
LVIP Fidelity Institutional AM® Total Bond Fund-36

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust (continued)
•Series 2025-B33RP Class E 7.25% (1 mo. USD Term SOFR + 3.50%) 8/15/42		160,000	$160,640
•Series 2025-C65 Class C 6.01% 10/15/58		100,000	99,842
•WHARF Commercial Mortgage Trust Series 2025-DC Class E 7.72% 7/15/40		100,000	102,644
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $79,384,943)			79,806,161
ΔSOVEREIGN BONDS–1.36%
Angola—0.02%
Angola Government International Bonds 9.38% 5/8/48		50,000	43,928
Angolan Government International Bonds
8.75% 4/14/32		200,000	194,874
9.24% 1/15/31		200,000	201,192
			439,994
Argentina—0.10%
φArgentina Government International Bonds 4.13% 7/9/35		871,767	648,595
Argentina Republic Government International Bonds
φ0.75% 7/9/30		855,326	727,027
1.00% 7/9/29		233,993	207,786
φ3.50% 7/9/41		225,000	155,700
5.00% 1/9/38		450,000	349,200
			2,088,308
Armenia—0.01%
Republic of Armenia International Bonds 6.75% 3/12/35		250,000	260,060
			260,060
Australia—0.01%
Australia Government Bonds 1.25% 5/21/32	AUD	450,000	247,363
			247,363
Bahamas—0.01%
Bahamas Government International Bonds 8.25% 6/24/36		200,000	223,014
			223,014
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Bahrain—0.00%
Bahrain Government International Bonds 5.63% 5/18/34		50,000	$47,981
			47,981
Benin—0.01%
Benin Government International Bonds 7.96% 2/13/38		200,000	207,330
			207,330
Bermuda—0.01%
Bermuda Government International Bonds
3.38% 8/20/50		50,000	34,625
3.72% 1/25/27		200,000	197,400
			232,025
Brazil—0.04%
Brazil Government International Bonds
3.88% 6/12/30		200,000	190,790
6.63% 3/15/35		200,000	206,040
7.13% 1/20/37		100,000	109,585
8.25% 1/20/34		250,000	290,337
			796,752
Canada—0.08%
Canada Government Bonds
1.50% 6/1/31	CAD	175,000	117,671
1.50% 12/1/31	CAD	2,370,000	1,577,611
2.00% 6/1/32	CAD	40,000	27,191
			1,722,473
Chile—0.03%
Chile Government International Bonds
2.45% 1/31/31		300,000	274,770
3.10% 1/22/61		150,000	92,775
4.00% 1/31/52		200,000	158,390
5.33% 1/5/54		200,000	192,860
			718,795
Colombia—0.08%
Colombia Government International Bonds
3.00% 1/30/30		350,000	314,125
5.00% 6/15/45		242,000	176,055
5.20% 5/15/49		200,000	146,900
8.00% 11/14/35		780,000	831,090
8.75% 11/14/53		200,000	220,200
			1,688,370
Costa Rica—0.01%
Costa Rica Government International Bonds 7.30% 11/13/54		200,000	224,500
			224,500
LVIP Fidelity Institutional AM® Total Bond Fund-37

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Dominican Republic—0.05%
Dominican Republic International Bonds
5.30% 1/21/41		100,000	$90,500
5.95% 1/25/27		250,000	252,262
6.60% 6/1/36		150,000	157,868
7.05% 2/3/31		300,000	321,900
7.15% 2/24/55		150,000	160,440
			982,970
Ecuador—0.02%
Ecuador Government International Bonds
6.90% 7/31/30		250,000	246,440
6.90% 7/31/35		200,000	176,300
			422,740
Egypt—0.03%
Egypt Government International Bonds
7.50% 1/31/27		200,000	205,137
7.50% 2/16/61		150,000	130,521
7.63% 5/29/32		100,000	106,325
8.70% 3/1/49		300,000	299,699
			741,682
El Salvador—0.02%
El Salvador Government International Bonds
9.25% 4/17/30		200,000	217,400
9.65% 11/21/54		200,000	228,500
			445,900
Georgia—0.01%
Georgia Government International Bonds 2.75% 4/22/26		200,000	197,800
			197,800
Germany—0.02%
Bundesrepublik Deutschland Bundesanleihe 2.50% 7/4/44	EUR	390,000	406,200
			406,200
Ghana—0.01%
φGhana Government International Bonds
5.00% 7/3/29		61,952	60,755
5.00% 7/3/35		89,088	81,391
			142,146
Guatemala—0.02%
Guatemala Government Bonds
5.38% 4/24/32		100,000	100,950
6.13% 6/1/50		50,000	48,900
6.25% 8/15/36		200,000	209,000
			358,850
Hungary—0.03%
Hungary Government International Bonds
2.13% 9/22/31		200,000	172,379
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Hungary (continued)
Hungary Government International Bonds (continued)
5.50% 6/16/34		100,000	$101,412
6.75% 9/25/52		100,000	105,992
Magyar Export-Import Bank Zrt 6.13% 12/4/27		200,000	205,632
			585,415
Indonesia—0.04%
Indonesia Government International Bonds
4.10% 4/24/28		100,000	100,297
4.35% 1/11/48		100,000	86,666
5.95% 1/8/46		250,000	266,157
7.75% 1/17/38		200,000	250,201
8.50% 10/12/35		200,000	255,967
			959,288
Israel—0.01%
Israel Government International Bonds 5.75% 3/12/54		200,000	192,402
State of Israel 3.38% 1/15/50		150,000	100,596
			292,998
Ivory Coast—0.01%
Ivory Coast Government International Bonds 6.13% 6/15/33		300,000	299,689
			299,689
Jamaica—0.00%
Jamaica Government International Bonds 7.88% 7/28/45		50,000	60,394
			60,394
Japan—0.05%
Japan Government Ten Year Bonds 0.10% 9/20/28	JPY	73,850,000	457,343
^Japan Treasury Discount Bills
0.00% 3/2/26	JPY	27,400,000	174,737
0.00% 3/23/26	JPY	67,800,000	432,214
			1,064,294
Jordan—0.00%
Jordan Government International Bonds 7.38% 10/10/47		50,000	50,145
			50,145
Kenya—0.01%
Republic of Kenya Government International Bonds
9.50% 3/5/36		35,000	37,258
9.75% 2/16/31		200,000	218,760
			256,018
LVIP Fidelity Institutional AM® Total Bond Fund-38

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Lebanon—0.00%
‡Lebanon Government International Bonds 6.38% 3/9/20	145,000	$33,542
		33,542
Luxembourg—0.01%
Eagle Funding Luxco SARL 5.50% 8/17/30	210,000	213,904
		213,904
Mexico—0.06%
Mexico Government International Bonds
2.66% 5/24/31	200,000	178,000
3.50% 2/12/34	200,000	172,900
3.77% 5/24/61	200,000	123,100
6.35% 2/9/35	200,000	209,600
6.40% 5/7/54	45,000	43,222
6.88% 5/13/37	250,000	266,750
7.38% 5/13/55	250,000	269,250
		1,262,822
Mongolia—0.01%
Mongolia Government International Bonds 7.88% 6/5/29	200,000	212,926
		212,926
Montenegro—0.01%
Montenegro Government International Bonds 7.25% 3/12/31	200,000	213,139
		213,139
Morocco—0.01%
Morocco Government International Bonds 6.50% 9/8/33	200,000	217,230
		217,230
Nigeria—0.03%
Nigeria Government International Bonds
6.13% 9/28/28	400,000	401,390
7.88% 2/16/32	195,000	203,690
		605,080
Oman—0.02%
Oman Government International Bonds
6.25% 1/25/31	200,000	214,072
6.75% 1/17/48	125,000	137,640
		351,712
Pakistan—0.02%
Pakistan Government International Bonds
6.00% 4/8/26	200,000	199,492
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Pakistan (continued)
Pakistan Government International Bonds (continued)
7.38% 4/8/31		200,000	$199,156
			398,648
Panama—0.02%
Panama Government International Bonds
3.87% 7/23/60		200,000	132,220
7.88% 3/1/57		200,000	232,897
			365,117
Paraguay—0.03%
Paraguay Government International Bonds
2.74% 1/29/33		200,000	178,352
6.00% 2/9/36		200,000	214,298
6.65% 3/4/55		200,000	217,284
			609,934
Peru—0.01%
Peru Government International Bonds
2.78% 1/23/31		150,000	138,308
3.30% 3/11/41		100,000	77,210
			215,518
Philippines—0.02%
Philippines Government International Bonds
5.50% 1/17/48		200,000	200,344
5.95% 10/13/47		200,000	210,930
			411,274
Poland—0.03%
Bank Gospodarstwa Krajowego
5.38% 5/22/33		200,000	205,501
6.25% 7/9/54		200,000	207,568
Republic of Poland Government International Bonds
5.50% 4/4/53		40,000	38,385
5.75% 11/16/32		100,000	107,263
			558,717
Qatar—0.03%
Qatar Government International Bonds
4.40% 4/16/50		300,000	265,396
4.63% 6/2/46		200,000	184,775
4.82% 3/14/49		250,000	235,430
			685,601
Romania—0.04%
Romania Government International Bonds
2.12% 7/16/31	EUR	25,000	25,785
3.63% 3/27/32		100,000	91,391
4.00% 2/14/51		85,000	58,104
5.75% 9/16/30		80,000	82,519
5.88% 7/11/32	EUR	150,000	184,018
6.00% 5/25/34		60,000	60,859
6.38% 9/18/33	EUR	100,000	126,144
LVIP Fidelity Institutional AM® Total Bond Fund-39

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Romania (continued)
Romania Government International Bonds (continued)
7.50% 2/10/37	150,000	$165,914
		794,734
Rwanda—0.00%
Rwanda International Government Bonds 5.50% 8/9/31	100,000	92,707
		92,707
Saudi Arabia—0.02%
Saudi Government International Bonds
2.25% 2/2/33	200,000	171,901
3.45% 2/2/61	250,000	159,203
3.75% 1/21/55	100,000	70,661
4.50% 10/26/46	100,000	85,495
		487,260
Senegal—0.00%
Senegal Government International Bonds 6.25% 5/23/33	75,000	43,383
		43,383
Serbia—0.01%
Serbia International Bonds 6.00% 6/12/34	150,000	155,076
		155,076
South Africa—0.04%
Republic of South Africa Government International Bonds
4.85% 9/30/29	150,000	150,095
5.00% 10/12/46	150,000	117,424
5.75% 9/30/49	200,000	168,598
6.13% 12/11/37	200,000	197,299
7.10% 11/19/36	300,000	322,152
		955,568
Sri Lanka—0.02%
Sri Lanka Government International Bonds
φ3.10% 1/15/30	56,145	53,433
φ3.35% 3/15/33	110,128	94,702
φ3.60% 5/15/36	51,609	46,894
φ3.60% 2/15/38	103,261	94,098
4.00% 4/15/28	52,468	50,283
		339,410
Turkey—0.10%
Turkiye Government International Bonds
4.88% 4/16/43	200,000	154,193
5.75% 5/11/47	100,000	82,079
5.88% 6/26/31	100,000	100,358
6.80% 11/4/36	200,000	201,894
7.63% 5/15/34	250,000	271,620
9.38% 3/14/29	300,000	336,938
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Turkey (continued)
Turkiye Government International Bonds (continued)
9.38% 1/19/33	400,000	$472,317
9.88% 1/15/28	200,000	220,052
Turkiye Ihracat Kredi Bankasi AS
6.38% 10/3/30	65,000	65,218
6.88% 7/3/28	200,000	206,534
		2,111,203
Ukraine—0.02%
φUkraine Government International Bonds
0.00% 2/1/30	21,848	12,945
0.00% 2/1/34	81,644	38,724
0.00% 2/1/35	68,995	38,987
0.00% 2/1/36	57,496	32,629
4.00% 2/1/32	67,000	50,407
4.50% 2/1/29	150,000	111,783
4.50% 2/1/34	179,987	109,692
4.50% 2/1/35	139,990	83,785
4.50% 2/1/36	79,994	47,017
		525,969
United Arab Emirates—0.04%
Abu Dhabi Government International Bonds
3.13% 9/30/49	500,000	356,924
5.50% 4/30/54	200,000	203,898
Emirate of Dubai Government International Bonds 5.25% 1/30/43	200,000	203,042
		763,864
Uruguay—0.01%
Uruguay Government International Bonds
5.10% 6/18/50	150,000	141,405
5.75% 10/28/34	50,000	53,275
		194,680
Uzbekistan—0.00%
Republic of Uzbekistan International Bonds 3.70% 11/25/30	100,000	92,805
		92,805
Venezuela—0.01%
‡Venezuela Government International Bonds 9.25% 9/15/27	550,000	181,500
		181,500
Zambia—0.00%
Zambia Government International Bonds 0.50% 12/31/53	155,000	108,364
		108,364
Total Sovereign Bonds (Cost $27,795,788)		29,365,181
LVIP Fidelity Institutional AM® Total Bond Fund-40

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
		Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS–0.14%
European Investment Bank
^0.00% 3/28/28	EUR	1,205,000	$1,347,380
2.88% 6/18/35	EUR	70,000	80,939
European Union
2.88% 4/4/28	EUR	349,000	415,156
3.38% 12/12/35	EUR	854,000	1,018,157
3.75% 10/12/45	EUR	135,000	156,478
Total Supranational Banks (Cost $2,977,444)			3,018,110
U.S. TREASURY OBLIGATIONS–38.29%
U.S. Treasury Bonds
2.25% 8/15/46		37,530,000	24,697,965
3.88% 2/15/43		28,715,000	25,832,283
4.50% 11/15/54		13,320,000	12,563,466
4.63% 11/15/44		31,610,000	30,975,331
4.63% 2/15/55		102,180,000	98,424,087
4.75% 2/15/45		79,030,000	78,628,676
4.75% 5/15/55		7,441,000	7,311,945
4.75% 8/15/55		16,700,000	16,418,187
4.88% 8/15/45		500,000	504,844
U.S. Treasury Inflation Indexed Bonds 2.38% 2/15/55		1,588,941	1,507,258
U.S. Treasury Notes
3.63% 8/31/30		20,700,000	20,626,418
3.75% 5/31/30		156,000	156,384
4.00% 2/28/30		28,410,000	28,771,784
4.00% 3/31/30		120,000,000	121,528,126
4.00% 1/31/31		1,015,000	1,026,696
∞4.00% 4/30/32		158,075,000	159,100,018
4.00% 6/30/32		16,500,000	16,594,746
4.00% 7/31/32		160,000	160,838
4.00% 2/15/34		1,815,000	1,809,328
4.13% 5/31/32		2,534,000	2,567,259
4.25% 5/15/35		41,735,000	42,080,618
4.25% 8/15/35		17,151,700	17,274,978
∞4.50% 12/31/31		20,340,000	21,048,722
4.63% 2/15/35		94,870,000	98,475,801
Total U.S. Treasury Obligations (Cost $837,974,100)			828,085,758

	Number of Shares
COMMON STOCK–0.01%
†Luxco Co. Ltd.	19,852	357,533
Total Common Stock (Cost $347,449)		357,533
PREFERRED STOCKS–0.02%
=†Acrisure Holdings, Inc. 0.00%	8,824	240,366
†φStrategy, Inc. 0.00%	1,250	123,494
Total Preferred Stocks (Cost $329,566)		363,860
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.17%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	25,237,416	$25,237,416
Total Money Market Fund (Cost $25,237,416)		25,237,416

	Notional Amount
OPTIONS PURCHASED–0.02%
Over-The-Counter–0.02%
Put Swaptions–0.01%
10 Year Interest Rate Swap Strike price $3.84, expiration date 7/24/36, notional amount $570,000 JPM	570,000	10,713
5 Year Interest Rate Swap Strike price $4.15, expiration date 7/30/30, notional amount $3,000,000 CBK	3,000,000	81,946
10 Year Interest Rate Swap Strike price $3.80, expiration date 8/25/26, notional amount $3,160,000 GS	3,160,000	55,241
5 Year Interest Rate Swap Strike price $3.85, expiration date 9/16/30, notional amount $1,790,000 GS	1,790,000	59,810
10 Year Interest Rate Swap Strike price $3.58, expiration date 4/29/26, notional amount $1,870,000 BOA	1,870,000	48,210
		255,920
Call Swaptions–0.01%
10 Year Interest Rate Swap Strike price $3.84, expiration date 7/24/36, notional amount $570,000 JPM	570,000	10,713
5 Year Interest Rate Swap Strike price $4.15, expiration date 7/30/30, notional amount $3,000,000 CBK	3,000,000	82,026
10 Year Interest Rate Swap Strike price $3.80, expiration date 8/25/26, notional amount $3,160,000 GS	3,160,000	70,513
LVIP Fidelity Institutional AM® Total Bond Fund-41

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
	Notional Amount	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Call Swaptions (continued)
5 Year Interest Rate Swap Strike price $3.85, expiration date 9/16/30, notional amount $1,790,000 GS	1,790,000	$38,405
10 Year Interest Rate Swap Strike price $3.59, expiration date 4/29/26, notional amount $1,870,000 BOA	1,870,000	10,846
		212,503
Total Options Purchased (Cost $625,136)		468,423

TOTAL INVESTMENTS–104.04% (Cost $2,256,129,853)	2,250,357,202

	Principal Amount°	Value (U.S. $)
SECURITIES SOLD SHORT–(1.12%)
Agency Mortgage-Backed Securities–(1.12%)
Uniform Mortgage-Backed Security, TBA	(1,800,000)	$(1,757,056)
Uniform Mortgage-Backed Security, TBA	(1,400,000)	(1,183,328)
Uniform Mortgage-Backed Security, TBA	(15,775,000)	(13,940,540)
Uniform Mortgage-Backed Security, TBA	(6,600,000)	(6,575,508)
Uniform Mortgage-Backed Security, TBA	(800,000)	(831,392)
Total Securities Sold Short (Proceeds $(24,295,361) )		(24,287,824)

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.92%)	(63,175,481)
NET ASSETS APPLICABLE TO 244,144,814 SHARES OUTSTANDING–100.00%	$2,162,893,897
NET ASSET VALUE PER SHARE–LVIP FIDELITY INSTITUTIONAL AM® TOTAL BOND FUND STANDARD CLASS ($362,779,022 / 40,761,798 Shares)	$8.900
NET ASSET VALUE PER SHARE–LVIP FIDELITY INSTITUTIONAL AM® TOTAL BOND FUND SERVICE CLASS ($1,800,114,875 / 203,383,016 Shares)	$8.851
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$2,545,890,884
Distributable earnings/(accumulated loss)	(382,996,987)
TOTAL NET ASSETS	$2,162,893,897

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

LVIP Fidelity Institutional AM® Total Bond Fund-42

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
»Fully or partially pledged as collateral for centrally cleared swaps.
∞Fully or partially pledged as collateral for futures contracts.
@PIK. 100% of the income received was in the form of additional par.
†Non-income producing.
^Zero coupon security.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2025. Rate will reset at a future date.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
✠All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
+Delayed settlement. Interest rate to be determined upon settlement date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at December 31, 2025.
*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
ΔSecurities have been classified by country of origin.

★Includes $30,000 cash collateral held at broker for futures contracts, $12,449 cash collateral held at brokers for centrally cleared swap contracts, $256,037 expense reimbursement receivable from Lincoln Financial Investments Corporation, $54,859 variation margin due from brokers on centrally cleared swap contracts, $112,507,573 payable for securities purchased, $8,189,465 payable for fund shares redeemed, $102,855 other accrued expenses payable, $296,472 payable for unfunded loan commitments, $1,551,706 due to manager and affiliates, $172,016 variation margin due to broker on futures contracts, $37,607 payable for audit fee and $51,671 payable for fund accounting fee as of December 31, 2025.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at December 31, 2025:
Foreign Currency Exchange Contracts1
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	EUR	(16,732,000)	USD	19,497,632	1/30/26	$—	$(194,711)
BNP	EUR	105,000	USD	(123,581)	1/30/26	—	(3)
GSB	CAD	(136,000)	USD	98,570	1/30/26	—	(654)
GSB	GBP	(4,643,000)	USD	6,183,130	1/30/26	—	(75,154)
JPM	AUD	(772,000)	USD	510,919	1/30/26	—	(4,365)
JPM	CAD	(2,268,000)	USD	1,643,028	1/30/26	—	(11,688)
JPM	CAD	31,000	USD	(22,662)	1/30/26	—	(45)
JPM	EUR	19,000	USD	(22,409)	1/30/26	—	(47)
RBC	JPY	(167,350,000)	USD	1,078,834	1/30/26	7,507	—
Total Foreign Currency Exchange Contracts						$7,507	$(286,667)
LVIP Fidelity Institutional AM® Total Bond Fund-43

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
891	CBOT 10 Year U.S. Treasury Notes Futures	$100,181,812	$100,500,527	3/20/26	$—	$(318,715)
210	CBOT 2 Year U.S. Treasury Notes Futures	43,845,703	43,843,588	3/31/26	2,115	—
17	CBOT 5 Year U.S. Treasury Notes Futures	1,858,180	1,860,244	3/31/26	—	(2,064)
33	CBOT U.S. Long Bond Futures	3,814,594	3,833,978	3/20/26	—	(19,384)
(7)	Long Gilt Futures	(862,136)	(856,750)	3/27/26	—	(5,386)
4	Ultra 10 Year U.S. Treasury Notes Futures	460,063	461,696	3/20/26	—	(1,633)
10	Ultra U.S. Treasury Bond Futures	1,180,000	1,182,829	3/20/26	—	(2,829)
Total Futures Contracts					$2,115	$(350,011)
Swap Contracts1
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared:
Protection Purchased
CDX.EM.IG.44 - Quarterly[4]	525,000	(1.00%)	12/20/30	$(8,186)	$(7,142)	$—	$(1,044)

Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
BNP Allianz SE 2.24 07/07/2045 - Quarterly	EUR 350,000	(1.00%)	12/20/30	$(6,497)	$(3,889)	$—	$(2,608)
CBK Aviva PLC 6.13 - 14/11/2036 - Quarterly	EUR 250,000	(1.00%)	12/20/30	(2,534)	(68)	—	(2,466)
BNP BMW Finance NV 0.75 - 07/13/2026 - Quarterly	EUR 450,000	(1.00%)	12/20/30	(13,489)	(10,786)	—	(2,703)
MSC CMBX.NA.AAA.16 - Monthly[5]	1,399,843	(0.50%)	4/17/65	6,563	11,583	—	(5,020)
GS CMBX.NA.AAA.16 - Monthly[5]	99,989	(0.50%)	4/17/65	469	943	—	(474)
MSC CMBX.NA.AAA.16 - Monthly[5]	199,968	(0.50%)	4/17/65	935	1,759	—	(824)
MSC CMBX.NA.BB.18 - Monthly[5]	200,000	(5.00%)	12/17/57	31,101	28,460	2,641	—
MSC CMBX.NA.BBB-.16 - Monthly[5]	50,000	(3.00%)	4/17/65	8,325	8,517	—	(192)
MSC CMBX.NA.BBB-.17 - Monthly[5]	200,000	(3.00%)	12/15/56	26,263	28,645	—	(2,382)
CBK CMBX.NA.BBB-.17 - Monthly[5]	100,000	(3.00%)	12/15/56	13,115	14,167	—	(1,052)
GS CMBX.NA.BBB-.18 - Monthly[5]	700,000	(3.00%)	12/17/57	56,292	67,807	—	(11,515)
CITI CMBX.NA.BBB-.18 - Monthly[5]	700,000	(3.00%)	12/17/57	56,292	51,466	4,826	—
GS CMBX.NA.BBB-.18 - Monthly[5]	700,000	(3.00%)	12/17/57	56,175	49,871	6,304	—
JPM CMBX.NA.BBB-.18 - Monthly[5]	100,000	(3.00%)	12/17/57	8,042	8,162	—	(120)
JPM Commerzbank AG 4.00 05/12/2030 - Quarterly	EUR 250,000	(1.00%)	12/20/30	11	2,944	—	(2,933)
LVIP Fidelity Institutional AM® Total Bond Fund-44

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
Swap Contracts1
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
Protection Purchased (continued)
BNP Deutsche Bank AG 5.63 - 05/19/2031 - Quarterly	EUR 200,000	(1.00%)	12/20/30	$1,637	$3,424	$—	$(1,787)
BNP Generali 4.13 - 05/04/2026 - Quarterly	EUR 300,000	(1.00%)	12/20/30	(2,960)	(812)	—	(2,148)
JPM Heidelberg Materials AG 3.75 05/31/2032 - Quarterly	EUR 290,000	(5.00%)	12/20/30	(70,331)	(66,630)	—	(3,701)
JPM Intesa Sanpaolo SpA 6.18 - 02/20/2034 - Quarterly	EUR 250,000	(1.00%)	12/20/30	(1,944)	(541)	—	(1,403)
BNP Societe Generale SA 5.25 - 09/06/2032 - Quarterly	EUR 200,000	(1.00%)	12/20/30	228	2,721	—	(2,493)
GS UniCredit SpA 5.86 - 06/19/2032 - Quarterly	EUR 250,000	(1.00%)	12/20/30	(673)	1,541	—	(2,214)
					199,284	13,771	(46,035)
Protection Sold
MSC CMBX.NA.AAA.17 - Monthly[5]	400,000	(0.50%)	12/15/56	(4,522)	(4,558)	36	—
					194,726	13,807	(46,035)
Total CDS Contracts					$187,584	$13,807	$(47,079)
Swap Contracts1
Interest Rate Swap (IRS) Contracts
Notional Amount[3]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[2]	Unrealized Depreciation[2]
Centrally Cleared
46,688,000	3.50	SOFR12M	Receive	Annual	3/18/28	$(204,902)	$(157,022)	$—	$(47,880)
5,292,000	3.50	SOFR12M	Receive	Annual	3/18/30	(20,675)	(14,761)	—	(5,914)
29,766,000	3.50	SOFR12M	Receive	Annual	3/18/29	(147,604)	(102,267)	—	(45,337)
860,000	4.00	SOFR12M	Pay	Annual	3/18/56	(25,029)	(20,744)	—	(4,285)
1,098,000	4.00	SOFR12M	Pay	Annual	3/18/36	16,751	21,060	—	(4,309)
762,000	3.50	SOFR12M	Pay	Annual	3/18/31	1,023	1,042	—	(19)
Total IRS Contracts							$(272,692)	$—	$(107,744)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the
Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through December 31, 2025.
[3] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[4] Markit’s CDX.EM Index is composed of fourteen sovereign issuers from the following regions: Latin America, Middle East, Eastern Europe,
Africa and Asia. Constituents for the index can be found at www.markit.com/Documentation.

[5] CMBX.NA.AAA, CMBX.NA.AS, CMBX.NA.AA, CMBX.NA.A, CMBX.NA.BBB and CMBX.NA.BB (collectively, the “CMBX Indices” and each, a
“CMBX Index”). Each CMBX Index will be composed of 25 reference obligations that are tranches of commercial mortgage-backed securities offerings.

LVIP Fidelity Institutional AM® Total Bond Fund-45

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
AUD–Australian Dollar
BMO–Bank of Montreal
BNP–BNP Paribas
BOA–Bank of America
CAD–Canadian Dollar
CBK–Citibank NA
CBOT–Chicago Board of Trade
CITI–Citigroup Global Markets
CLO–Collateralized Loan Obligation
CME–Chicago Mercantile Exchange
CMPC–Coût Moyen Pondéré du Capital
DB–Deutsche Bank
DB-JPM–Deutsche Bank JPMorgan
EUR–Euro
GBP–British Pound Sterling
GS–Goldman Sachs
GSB–Goldman Sachs Bank USA
HSBC–Hong Kong and Shanghai Banking Corporation
IRS–Interest Rate Swap
JPM–JPMorgan Chase Bank NA
JPY–Japanese Yen
LNG–Liquefied Natural Gas
MSC–Morgan Stanley & Co.
MSCI–Morgan Stanley Capital International
PJSC–Public Joint Stock Company
RBC–Royal Bank of Canada
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduits
SOFR–Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
TBA–To be announced
USD–United States Dollar
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Total Bond Fund-46

LVIP Fidelity Institutional AM® Total Bond Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Interest	$108,006,378
Dividends	106,796
Foreign taxes refunded	7,479
108,120,653
EXPENSES:
Management fees	12,702,903
Distribution fees-Service Class	5,473,740
Shareholder servicing fees	630,244
Accounting and administration expenses	369,521
Reports and statements to shareholders	145,216
Professional fees	124,355
Pricing fees	113,328
Custodian fees	96,149
Trustees’ fees and expenses	63,084
Consulting fees	20,708
Other	44,057
19,783,305
Less:
Management fees waived	(433,344)
Expenses reimbursed	(2,573,987)
Total operating expenses	16,775,974
NET INVESTMENT INCOME	91,344,679
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(83,122,034)
Foreign currencies	67,937
Foreign currency exchange contracts	(689,214)
Futures contracts	(509,309)
Options purchased	(29,293)
Swap contracts	(937,676)
Net realized loss	(85,219,589)
Net change in unrealized appreciation (depreciation) of:
Investments	128,025,506
Foreign currencies	12,326
Foreign currency exchange contracts	(426,813)
Futures contracts	2,400,049
Securities sold short	7,537
Options purchased	(156,714)
Swap contracts	74,514
Net change in unrealized appreciation (depreciation)	129,936,405
NET REALIZED AND UNREALIZED GAIN	44,716,816
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$136,061,495
See accompanying notes, which are an integral part of the financial statements.

LVIP Fidelity Institutional AM® Total Bond Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$91,344,679	$89,245,142
Net realized loss	(85,219,589)	(38,394,771)
Net change in unrealized appreciation (depreciation)	129,936,405	(11,472,810)
Net increase in net assets resulting from operations	136,061,495	39,377,561
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(15,219,453)	(14,789,243)
Service Class	(71,064,531)	(74,903,257)
	(86,283,984)	(89,692,500)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	53,506,946	64,579,956
Service Class	134,070,888	170,443,588
Reinvestment of dividends and distributions:
Standard Class	15,219,453	14,789,243
Service Class	71,064,531	74,903,257
	273,861,818	324,716,044
Cost of shares redeemed:
Standard Class	(63,107,542)	(56,211,670)
Service Class	(326,351,591)	(221,459,080)
	(389,459,133)	(277,670,750)
Increase (decrease) in net assets derived from capital share transactions	(115,597,315)	47,045,294
NET DECREASE IN NET ASSETS	(65,819,804)	(3,269,645)
NET ASSETS:
Beginning of year	2,228,713,701	2,231,983,346
End of year	$2,162,893,897	$2,228,713,701
See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Total Bond Fund-47

LVIP Fidelity Institutional AM® Total Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Fidelity Institutional AM® Total Bond Fund Standard Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21[2]
Net asset value, beginning of period	$8.706	$8.917	$8.735	$10.533	$11.560
Income (loss) from investment operations:
Net investment income[3]	0.400	0.382	0.363	0.296	0.247
Net realized and unrealized gain (loss)	0.184	(0.206)	0.185	(1.756)	(0.402)
Total from investment operations	0.584	0.176	0.548	(1.460)	(0.155)
Less dividends and distributions from:
Net investment income	(0.390)	(0.387)	(0.366)	(0.310)	(0.553)
Net realized gain	—	—	—	(0.020)	(0.318)
Return of capital	—	—	—	(0.008)	(0.001)
Total dividends and distributions	(0.390)	(0.387)	(0.366)	(0.338)	(0.872)
Net asset value, end of period	$8.900	$8.706	$8.917	$8.735	$10.533
Total return[4]	6.72%	1.98% [5]	6.24%	(13.86% )	(1.30% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$362,779	$349,700	$334,721	$309,107	$385,982
Ratio of expenses to average net assets	0.52%	0.54%	0.54%	0.54%	0.56%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.66%	0.65%	0.65%	0.65%	0.63%
Ratio of net investment income to average net assets	4.46%	4.25%	4.08%	3.12%	2.26%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.32%	4.14%	3.97%	3.01%	2.19%
Portfolio turnover	286%	102%	96%	96%	280%

[1]	Effective May 1, 2025, Fidelity Institutional Asset Management ("FIAM, LLC") replaced Delaware Investments Fund Advisers ("DIFA") as a sub-adviser to the Fund.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP Diversified Income Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Diversified Income Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager and/or distributor. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the
Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]
In 2024, 0.09% of the fund’s total return consists of a voluntary reimbursement by sub-adviser Delaware Investments Fund Advisers for a realized investment loss.
Excluding this item, total return would have been 1.89%.

See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Total Bond Fund-48

LVIP Fidelity Institutional AM® Total Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Fidelity Institutional AM® Total Bond Fund Service Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21[2]
Net asset value, beginning of period	$8.659	$8.872	$8.693	$10.481	$11.470
Income (loss) from investment operations:
Net investment income[3]	0.371	0.353	0.334	0.266	0.213
Net realized and unrealized gain (loss)	0.183	(0.206)	0.183	(1.746)	(0.403)
Total from investment operations	0.554	0.147	0.517	(1.480)	(0.190)
Less dividends and distributions from:
Net investment income	(0.362)	(0.360)	(0.338)	(0.280)	(0.480)
Net realized gain	—	—	—	(0.020)	(0.318)
Return of capital	—	—	—	(0.008)	(0.001)
Total dividends and distributions	(0.362)	(0.360)	(0.338)	(0.308)	(0.799)
Net asset value, end of period	$8.851	$8.659	$8.872	$8.693	$10.481
Total return[4]	6.40%	1.67% [5]	5.94%	(14.12% )	(1.62% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,800,115	$1,879,014	$1,897,262	$1,848,841	$2,413,119
Ratio of expenses to average net assets	0.82%	0.84%	0.84%	0.84%	0.86%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.96%	0.95%	0.95%	0.95%	0.93%
Ratio of net investment income to average net assets	4.16%	3.95%	3.78%	2.82%	1.96%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.02%	3.84%	3.67%	2.71%	1.89%
Portfolio turnover	286%	102%	96%	96%	280%

[1]	Effective May 1, 2025, Fidelity Institutional Asset Management ("FIAM, LLC") replaced Delaware Investments Fund Advisers ("DIFA") as a sub-adviser to the Fund.
[2]
The Fund adopted the accounting and performance history of the Delaware VIP Diversified Income Series, a former series of Delaware VIP® Trust, as the result of a reorganization on May 1, 2021. Pre-inception information is that of the Delaware VIP Diversified Income Series.

[3]	The average shares outstanding method has been applied for per share information.
[4]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager and/or distributor. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the
Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[5]
In 2024, 0.09% of the fund’s total return consists of a voluntary reimbursement by sub-adviser Delaware Investments Fund Advisers for a realized investment loss.
Excluding this item, total return would have been 1.58%.

See accompanying notes, which are an integral part of the financial statements.
LVIP Fidelity Institutional AM® Total Bond Fund-49

LVIP Fidelity Institutional AM® Total Bond Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Fidelity Institutional AM® Total Bond Fund (formerly, LVIP Macquarie Diversified Income Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek maximum long-term total return, consistent with reasonable risk.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP Fidelity Institutional AM® Total Bond Fund-50

LVIP Fidelity Institutional AM® Total Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statements of Net Assets..
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2025, the value and cost of foreign currency held by the LVIP Fidelity Institutional AM® Total Bond Fund is $1,689,101 and $1,687,922 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended December 31, 2025.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
LVIP Fidelity Institutional AM® Total Bond Fund-51

LVIP Fidelity Institutional AM® Total Bond Fund
Notes to Financial Statements (continued)
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund's average daily net assets; 0.60% of the next $500 million; 0.55% of the next $1.5 billion; and 0.50% of the Fund's average daily net assets in excess of $2.5 billion.   Effective May 1, 2025, LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.03% of the Fund’s average daily net assets.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Effective May 1, 2025, LFI has contractually agreed to reimburse the Fund to the extent that the Fund's annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.51% of the Fund’s average daily net assets for the Standard Class and 0.81% for the Service Class. The reimbursement is accrued daily and received monthly. The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   Prior to May 1, 2025, LFI had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceeded 0.54% the Fund’s average daily net assets for the Standard Class and 0.84% for the Service Class.
LFI retains the right to receive reimbursements of excess amounts waived or paid by LFI under the expense limitation agreement. The Fund has agreed to such reimbursements, for a period of three years after the occurrence of any waiver and/or reimbursement, provided that the Fund is able to effect such payments to LFI and remain in compliance with the operating expenses limitation in effect at the time the waiver or payment of excess amounts occurred and the operating expenses limitation in effect at the time such reimbursement is sought. During the year ended December 31, 2025, LFI has not recouped any previously reimbursed Fund expenses.
The following table summarizes the remaining amounts of reimbursements that may be recouped and the fiscal years in which they expire:
	Expiration Date
	2026	2027	2028	Total
LFI	$2,310,296	$2,427,755	$2,573,987	$7,312,038
Effective May 1, 2025, Fidelity Institutional Asset Management ("FIAM, LLC") (the "Sub Adviser") and FMR Investment Management (UK) Limited (“Sub-Sub-Adviser”) are responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets. Prior to May 1, 2025, Delaware Investments Fund Advisers ("DIFA") was responsible for the day-to-day management of the Fund’s investment portfolio.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$180,327
Legal	29,877
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $111,838 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.30% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Fidelity Institutional AM® Total Bond Fund-52

LVIP Fidelity Institutional AM® Total Bond Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At December 31, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$256,037
Management fees payable to LFI	1,019,798
Distribution fees payable to LFD	459,792
Printing and mailing fees payable to Lincoln Life	18,795
Shareholder servicing fees payable to Lincoln Life	53,321
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$1,281,179,991
Purchases of U.S. government securities	1,610,965,927
Sales other than U.S. government securities	1,422,175,472
Sales of U.S. government securities	1,491,602,859
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$2,257,409,927
Aggregate unrealized appreciation of investments and derivatives	$34,700,648
Aggregate unrealized depreciation of investments and derivatives	(41,851,313)
Net unrealized depreciation of investments and derivatives	$(7,150,665)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Fidelity Institutional AM® Total Bond Fund-53

LVIP Fidelity Institutional AM® Total Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$23,954,601	$—	$23,954,601
Agency Commercial Mortgage-Backed Securities	—	7,405,843	—	7,405,843
Agency Mortgage-Backed Securities	—	361,671,767	—	361,671,767
Convertible Bonds	—	2,690,820	—	2,690,820
Corporate Bonds
Advertising	—	1,910,893	—	1,910,893
Aerospace & Defense	—	11,425,639	—	11,425,639
Agriculture	—	8,374,749	—	8,374,749
Airlines	—	848,256	—	848,256
Apparel	—	384,044	—	384,044
Auto Manufacturers	—	6,210,771	—	6,210,771
Auto Parts & Equipment	—	1,937,454	—	1,937,454
Banks	—	156,327,188	—	156,327,188
Beverages	—	468,547	—	468,547
Biotechnology	—	512,545	—	512,545
Building Materials	—	4,679,878	—	4,679,878
Chemicals	—	9,976,001	—	9,976,001
Commercial Services	—	7,238,450	—	7,238,450
Computers	—	6,955,789	—	6,955,789
Distribution/Wholesale	—	61,412	—	61,412
Diversified Financial Services	—	28,128,971	—	28,128,971
Electric	—	25,993,488	—	25,993,488
Electrical Components & Equipment	—	172,274	—	172,274
Electronics	—	369,160	—	369,160
Energy-Alternate Sources	—	—	700	700
Engineering & Construction	—	3,759,661	—	3,759,661
Entertainment	—	653,212	—	653,212
Environmental Control	—	589,317	—	589,317
Food	—	18,419,166	—	18,419,166
Food Service	—	212,047	—	212,047
Forest Products & Paper	—	967,534	—	967,534
Gas	—	5,036,606	—	5,036,606
Health Care Products	—	403,167	—	403,167
Health Care Services	—	14,424,025	—	14,424,025
Holding Companies-Diversified	—	84,598	—	84,598
Home Builders	—	1,948,828	—	1,948,828
Home Furnishings	—	621,675	—	621,675
Household Products Ware	—	138,075	—	138,075
Insurance	—	16,762,269	—	16,762,269
Internet	—	4,485,030	—	4,485,030
Investment Companies	—	15,072,171	—	15,072,171
Iron & Steel	—	3,230,592	—	3,230,592
Leisure Time	—	2,179,524	—	2,179,524
Lodging	—	985,533	—	985,533
Machinery Diversified	—	335,079	—	335,079
Media	—	19,507,394	—	19,507,394
Metal Fabricate & Hardware	—	275,002	—	275,002
Mining	—	5,238,683	—	5,238,683
Miscellaneous Manufacturing	—	1,481,134	—	1,481,134
Oil & Gas	—	43,462,121	—	43,462,121
Oil & Gas Services	—	1,294,930	—	1,294,930
Packaging & Containers	—	1,074,376	—	1,074,376
Pharmaceuticals	—	13,711,250	—	13,711,250
Pipelines	—	31,292,283	—	31,292,283
Real Estate	—	4,373,481	—	4,373,481
Real Estate Investment Trusts	—	28,757,483	—	28,757,483
Retail	—	7,732,507	—	7,732,507
LVIP Fidelity Institutional AM® Total Bond Fund-54

LVIP Fidelity Institutional AM® Total Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Semiconductors	$—	$11,924,790	$—	$11,924,790
Software	—	9,045,869	—	9,045,869
Telecommunications	—	27,649,462	—	27,649,462
Transportation	—	1,708,693	—	1,708,693
Trucking & Leasing	—	222,100	—	222,100
Water	—	2,391,243	—	2,391,243
Loan Agreements	—	119,997,676	11,101	120,008,777
Non-Agency Asset-Backed Securities	—	182,764,287	—	182,764,287
Non-Agency Collateralized Mortgage Obligations	—	11,731,546	—	11,731,546
Non-Agency Commercial Mortgage-Backed Securities	—	79,806,161	—	79,806,161
Sovereign Bonds	—	29,365,181	—	29,365,181
Supranational Banks	—	3,018,110	—	3,018,110
U.S. Treasury Obligations	—	828,085,758	—	828,085,758
Common Stock	—	357,533	—	357,533
Preferred Stocks	123,494	—	240,366	363,860
Money Market Fund	25,237,416	—	—	25,237,416
Options Purchased	—	468,423	—	468,423
Total Investments	$25,360,910	$2,224,744,125	$252,167	$2,250,357,202
Liabilities:
Agency Mortgage-Backed Securities	$—	$(24,287,824)	$—	$(24,287,824)
Derivatives:

Assets:
Foreign Currency Exchange Contract	$—	$7,507	$—	$7,507
Futures Contract	$2,115	$—	$—	$2,115
Swap Contracts	$—	$13,807	$—	$13,807
Liabilities:
Foreign Currency Exchange Contracts	$—	$(286,667)	$—	$(286,667)
Futures Contracts	$(350,011)	$—	$—	$(350,011)
Swap Contracts	$—	$(154,823)	$—	$(154,823)
During the year ended December 31, 2025, there were no material transfers to or from Level 3 investments.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales and swaps, mark-to-market adjustments on certain derivatives, premium amortization adjustments on certain debt instruments and outstanding straddle loss deferrals.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$86,283,984	$89,692,500
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$9,108,462
Capital loss carryforward	(384,477,781)
Other temporary differences	(477,003)
Net unrealized depreciation	(7,150,665)
Distributable earnings/(accumulated loss)	$(382,996,987)
LVIP Fidelity Institutional AM® Total Bond Fund-55

LVIP Fidelity Institutional AM® Total Bond Fund
Notes to Financial Statements (continued)
 5. Components of Distributable Earnings on a Tax Basis (continued)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
As of December 31, 2025, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$63,982,536	$320,495,245	$384,477,781
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	5,929,217	7,177,031
Service Class	14,996,533	19,202,707
Shares reinvested:
Standard Class	1,710,000	1,701,190
Service Class	8,027,491	8,661,718
	30,663,241	36,742,646
Shares redeemed:
Standard Class	(7,047,019)	(6,245,268)
Service Class	(36,635,366)	(24,729,483)
	(43,682,385)	(30,974,751)
Net increase (decrease)	(13,019,144)	5,767,895
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts– The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts and foreign cross currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts and foreign cross currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from
LVIP Fidelity Institutional AM® Total Bond Fund-56

LVIP Fidelity Institutional AM® Total Bond Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the year ended December 31, 2025, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to reduce transaction costs.
Options Contracts–During the year ended December 31, 2025, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to facilitate investments in portfolio securities; as a cash management tool; and to generate income. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid at the close of the transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. When buying options, the Fund is subject to counterparty risk.
During the year ended December 31, 2025, the Fund used options contracts to manage the Fund's exposure to changes in securities prices caused by interest rates or market conditions; and reduce transaction costs.
Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.
Interest Rate Swaps–An interest rate swap contract is an exchange of interest rates between counterparties. An interest rate swap generally involves one party making payments based on a fixed interest rate in return for payments from a counterparty based on a variable or floating interest rate. The Fund may enter into either side of such a swap contract. Interest rate swaps may be used to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from (paid to) the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades.
LVIP Fidelity Institutional AM® Total Bond Fund-57

LVIP Fidelity Institutional AM® Total Bond Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
During the year ended December 31, 2025, the Fund used interest rate swap contracts to manage the Fund's sensitivity to interest rates or to hedge against changes in interest rates.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the year ended December 31, 2025, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
As disclosed in the Statements of Net Assets, at December 31, 2025, the notional value of the protection sold was USD 400,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event occurs, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. At December 31, 2025, net unrealized depreciation of the protection sold was $36.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for centrally cleared swaps, by trading these instruments through a central counterparty.
During the year ended December 31, 2025, the Fund used CDS contracts to hedge against credit events, to enhance total return and to gain exposure to certain securities or markets.
Swaps Generally–The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Statements of Net Assets.
LVIP Fidelity Institutional AM® Total Bond Fund-58

LVIP Fidelity Institutional AM® Total Bond Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Foreign currency exchange contracts (Currency contracts)	Liabilities net of receivables and other assets	$7,507	Liabilities net of receivables and other assets	$(286,667)
Futures contracts (Interest rate contracts)	Liabilities net of receivables and other assets	2,115	Liabilities net of receivables and other assets	(350,011)
Options purchased (Interest rate contracts)	Liabilities net of receivables and other assets	468,423	Liabilities net of receivables and other assets	—
Swap contracts (Credit contracts)	Liabilities net of receivables and other assets	13,807	Liabilities net of receivables and other assets	(47,079)
Swap contracts (Interest rate contracts)	Liabilities net of receivables and other assets	—	Liabilities net of receivables and other assets	(107,744)
Total		$491,852		$(791,501)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(689,214)	$(426,813)
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(509,309)	2,400,049
Options purchased (Interest rate contracts)	Net realized gain (loss) from options purchased and net change in unrealized appreciation (depreciation) of options purchased	(29,293)	(156,714)
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(1,019,768)	182,258
Swap contracts (Interest rate contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	82,092	(107,744)
Total		$(2,165,492)	$1,891,036
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$841,953	$20,921,349
Futures contracts (average notional value)	143,994,355	2,167,538
Options contracts (average value)	234,714	—
CDS contracts (average notional value)*	3,931,171	5,610,002
Interest rate swap contracts (average notional value)**	22,038,615	20,086,769

*Long represents buying protection and short represents selling protection.
**Long represents paying floating interest payments and short represent receiving floating interest payments.
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain
LVIP Fidelity Institutional AM® Total Bond Fund-59

LVIP Fidelity Institutional AM® Total Bond Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At December 31, 2025, the Fund had the following assets and liabilities subject to offsetting provisions:
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
Counterparty	Gross Value of Derivative Assets	Gross Value of Derivative Liability	Net Position
Bank of America	$59,056	$—	$59,056
BNP Paribas SA	—	(206,453)	(206,453)
Citigroup Global Markets	168,798	(3,518)	165,280
Goldman Sachs International	230,273	(90,011)	140,262
JPMorgan Chase Bank	21,426	(24,303)	(2,877)
Morgan Stanley Capital	2,677	(8,418)	(5,741)
Royal Bank of Canada	7,507	—	7,507
Total	$489,737	$(332,703)	$157,034

Counterparty	Net Position	Fair Value of Non Cash Collateral Received	Cash Collateral Received	Fair Value of Non Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure[1]
Bank of America	$59,056	$—	$—	$—	$—	$59,056
BNP Paribas SA	(206,453)	—	—	—	—	(206,453)
Citigroup Global Markets	165,280	—	—	—	—	165,280
Goldman Sachs International	140,262	—	—	—	—	140,262
JPMorgan Chase Bank	(2,877)	—	—	—	—	(2,877)
Morgan Stanley Capital	(5,741)	—	—	—	—	(5,741)
Royal Bank of Canada	7,507	—	—	—	—	7,507
Total	$157,034	$—	$—	$—	$—	$157,034

[1]	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in an event of default.
9. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
LVIP Fidelity Institutional AM® Total Bond Fund-60

LVIP Fidelity Institutional AM® Total Bond Fund
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statements of Net Assets.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Fidelity Institutional AM® Total Bond Fund-61

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Fidelity Institutional AM® Total Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Fidelity Institutional AM® Total Bond Fund  (formerly, LVIP Macquarie Diversified Income Fund ) (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for the year ended December 31, 2021, were audited by another independent registered public accounting firm whose report, dated February 28, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP Fidelity Institutional AM® Total Bond Fund–62

LVIP Franklin Templeton Core Bond Fund
(formerly, LVIP Macquarie Bond Fund)
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP Franklin Templeton Core Bond Fund

LVIP Franklin Templeton Core Bond Fund
Statement of Net Assets
December 31, 2025

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.35%
Federal Home Loan Mortgage Corp. REMICS
*•Series 3973 Class SA 2.39% (6.38% minus 30 day USD SOFR Average) 12/15/41	87,574	$9,335
Series 4676 Class KZ 2.50% 7/15/45	1,768,775	1,567,745
Series 4793 Class CB 3.00% 5/15/48	121,765	107,494
Series 4793 Class CD 3.00% 6/15/48	80,833	71,593
Series 4813 Class CJ 3.00% 8/15/48	75,032	66,514
*Series 4980 Class KI 4.50% 6/25/50	723,766	161,355
Series 4991 Class QV 2.00% 9/25/45	88,382	77,535
*Series 5010 Class IK 2.50% 9/25/50	114,218	17,640
*Series 5010 Class JI 2.50% 9/25/50	278,813	46,202
*Series 5013 Class IN 2.50% 9/25/50	69,930	11,681
*Series 5018 Class MI 2.00% 10/25/50	215,622	29,269
*Series 5059 Class IB 2.50% 1/25/51	442,178	74,498
Series 5092 Class AP 2.00% 4/25/41	127,856	114,250
*Series 5093 Class IY 4.50% 12/25/50	396,794	88,418
*Series 5118 Class NI 2.00% 2/25/51	671,360	87,520
*Series 5140 Class NI 2.50% 5/25/49	384,281	54,334
*Series 5148 Class BI 2.50% 1/25/49	1,007,080	145,483
*Series 5148 Class CI 2.00% 6/25/49	404,442	50,531
*Series 5159 Class IP 3.00% 11/25/51	614,434	86,015
*Series 5161 IO 2.00% 3/25/51	724,536	99,660
*Series 5179 Class GI 2.50% 1/25/52	781,269	131,243
*Series 5202 Class IN 3.00% 1/25/47	270,158	34,015
Series 5224 Class HL 4.00% 4/25/52	400,000	369,150
*Series 5293 Class CI 2.50% 4/25/51	1,392,366	219,922
*Series 5293 IO 2.00% 3/25/51	823,943	102,924
*Series 5377 IO 2.50% 12/25/51	749,413	91,763
*Series 5389 Class IC 4.50% 11/25/51	409,891	89,401
•Series 5444 Class FC 4.99% (30 day USD SOFR Average + 1.12%) 8/25/54	18,313,121	18,384,050
•Series 5452 Class FC 4.92% (30 day USD SOFR Average + 1.05%) 9/25/54	13,730,232	13,735,459
•Series 5493 Class FK 5.02% (30 day USD SOFR Average + 1.15%) 1/25/55	317,992	318,884
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMICS (continued)
•Series 5500 Class FW 5.07% (30 day USD SOFR Average + 1.20%) 10/25/54	493,042	$495,881
•Series 5537 Class FC 5.02% (30 day USD SOFR Average + 1.15%) 5/25/55	13,682,652	13,711,960
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust Series 2024-1 Class MT 3.00% 11/25/63	360,457	302,923
•Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA2 Class M2 6.17% (30 day USD SOFR Average + 2.30%) 8/25/33	154,168	157,382
Series 2021-DNA5 Class M2 5.52% (30 day USD SOFR Average + 1.65%) 1/25/34	3,684,114	3,696,642
Series 2021-DNA6 Class M2 5.37% (30 day USD SOFR Average + 1.50%) 10/25/41	623,989	625,911
Series 2022-DNA1 Class M2 6.37% (30 day USD SOFR Average + 2.50%) 1/25/42	10,549,000	10,697,093
Series 2022-DNA2 Class M1A 5.17% (30 day USD SOFR Average + 1.30%) 2/25/42	171,072	171,463
Series 2022-DNA3 Class M1B 6.77% (30 day USD SOFR Average + 2.90%) 4/25/42	830,000	850,430
Series 2022-DNA4 Class M1B 7.22% (30 day USD SOFR Average + 3.35%) 5/25/42	990,000	1,018,686
Series 2022-DNA5 Class M1B 8.37% (30 day USD SOFR Average + 4.50%) 6/25/42	240,000	252,121
Series 2024-DNA1 Class M2 5.82% (30 day USD SOFR Average + 1.95%) 2/25/44	470,000	474,427
Series 2025-DNA1 Class M2 5.22% (30 day USD SOFR Average + 1.35%) 1/25/45	1,050,000	1,048,958
Series 2025-DNA2 Class M1 5.07% (30 day USD SOFR Average + 1.20%) 5/25/45	1,452,843	1,453,968
Series 2025-DNA2 Class M2 5.37% (30 day USD SOFR Average + 1.50%) 5/25/45	4,443,000	4,449,327
Series 2025-DNA3 Class A1 4.82% (30 day USD SOFR Average + 0.95%) 9/25/45	6,613,650	6,615,504
Series 2025-DNA3 Class M1 4.97% (30 day USD SOFR Average + 1.10%) 9/25/45	8,460,567	8,466,299
Series 2025-DNA4 Class M1 4.97% (30 day USD SOFR Average + 1.10%) 10/25/45	4,675,551	4,677,731
Series 2025-HQA1 Class M2 5.52% (30 day USD SOFR Average + 1.65%) 2/25/45	1,200,000	1,203,329
*•Federal Home Loan Mortgage Corp. STRIPS
Series 334 Class S7 2.00% (5.99% minus 30 day USD SOFR Average) 8/15/44	160,467	17,131
LVIP Franklin Templeton Core Bond Fund-1

LVIP Franklin Templeton Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
*•Federal Home Loan Mortgage Corp. STRIPS (continued)
Series 353 Class S1 1.90% (5.89% minus 30 day USD SOFR Average) 12/15/46	74,527	$7,980
♦Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates Series T-58 Class 2A 6.50% 9/25/43	111,448	117,366
•Federal National Mortgage Association Connecticut Avenue Securities Series 2025-R06 Class 1A1 4.77% (30 day USD SOFR Average + 0.90%) 9/25/45	7,135,252	7,137,371
•Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2021-R01 Class 1M2 5.42% (30 day USD SOFR Average + 1.55%) 10/25/41	153,778	154,340
Series 2022-R02 Class 2M2 6.87% (30 day USD SOFR Average + 3.00%) 1/25/42	4,169,000	4,243,687
Series 2022-R03 Class 1M2 7.37% (30 day USD SOFR Average + 3.50%) 3/25/42	240,000	246,723
Series 2023-R01 Class 1M2 7.62% (30 day USD SOFR Average + 3.75%) 12/25/42	760,000	797,193
Series 2023-R06 Class 1M2 6.57% (30 day USD SOFR Average + 2.70%) 7/25/43	997,500	1,024,954
Series 2023-R08 Class 1M1 5.37% (30 day USD SOFR Average + 1.50%) 10/25/43	4,797,169	4,805,270
Series 2024-R01 Class 1M2 5.67% (30 day USD SOFR Average + 1.80%) 1/25/44	1,040,000	1,045,248
Series 2024-R02 Class 1M2 5.67% (30 day USD SOFR Average + 1.80%) 2/25/44	350,000	351,815
Series 2024-R03 Class 2M1 5.02% (30 day USD SOFR Average + 1.15%) 3/25/44	3,717,559	3,721,066
Series 2024-R04 Class 1A1 4.87% (30 day USD SOFR Average + 1.00%) 5/25/44	13,826,016	13,839,713
Series 2024-R06 Class 1M2 5.47% (30 day USD SOFR Average + 1.60%) 9/25/44	1,030,000	1,031,508
Series 2025-R01 Class 1M2 5.37% (30 day USD SOFR Average + 1.50%) 1/25/45	5,334,000	5,341,155
Series 2025-R02 Class 1M2 5.47% (30 day USD SOFR Average + 1.60%) 2/25/45	4,558,000	4,571,138
Series 2025-R03 Class 2M1 5.47% (30 day USD SOFR Average + 1.60%) 3/25/45	5,458,457	5,477,138
Series 2025-R04 Class 1M2 5.37% (30 day USD SOFR Average + 1.50%) 5/25/45	11,307,000	11,323,169
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
*Federal National Mortgage Association Interest STRIPS
Series 427 Class C21 2.00% 3/25/50	715,180	$90,111
Series 427 Class C73 3.00% 12/25/48	440,438	71,583
Series 440 Class C50 4.50% 10/25/53	1,708,696	374,747
Series 440 Class C6 2.00% 10/25/52	1,678,727	211,317
Federal National Mortgage Association REMICS
*•Series 2010-100 Class SV 2.64% (6.52% minus 30 day USD SOFR Average) 9/25/40	180,130	18,437
Series 2012-118 Class VZ 3.00% 11/25/42	208,012	191,037
*•Series 2013-124 Class SB 1.96% (5.84% minus 30 day USD SOFR Average) 12/25/43	31,624	3,232
Series 2013-44 Class Z 3.00% 5/25/43	196,515	143,614
*•Series 2013-54 Class BS 2.16% (6.04% minus 30 day USD SOFR Average) 6/25/43	13,025	1,367
Series 2015-65 Class CZ 3.50% 9/25/45	286,993	249,610
*•Series 2016-61 Class BS 2.11% (5.99% minus 30 day USD SOFR Average) 9/25/46	207,039	13,709
Series 2017-40 Class GZ 3.50% 5/25/47	2,337,594	2,180,460
*•Series 2017-76 Class SB 2.11% (5.99% minus 30 day USD SOFR Average) 10/25/57	221,404	29,047
*•Series 2017-85 Class SC 2.21% (6.09% minus 30 day USD SOFR Average) 11/25/47	41,247	3,595
Series 2020-47 Class GZ 2.00% 7/25/50	223,235	132,972
Series 2020-56 Class AQ 2.00% 8/25/50	596,501	481,905
*Series 2020-56 Class DI 2.50% 8/25/50	133,955	22,175
Series 2020-57 Class TA 2.00% 4/25/50	348,668	313,915
*Series 2020-61 Class NI 3.50% 9/25/50	523,077	84,389
*Series 2020-73 Class KI 3.00% 10/25/50	121,955	21,576
*Series 2021-1 Class IG 2.50% 2/25/51	362,548	61,983
Series 2021-28 Class LB 2.00% 4/25/51	318,559	269,173
*Series 2021-3 Class NI 2.50% 2/25/51	619,090	92,373
*Series 2021-3 Class QI 2.50% 2/25/51	466,804	73,512
*Series 2021-43 IO 2.50% 6/25/51	794,672	124,055
LVIP Franklin Templeton Core Bond Fund-2

LVIP Franklin Templeton Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
*Series 2021-44 Class MI 2.50% 7/25/51	165,745	$28,890
*Series 2021-61 Class KI 2.50% 4/25/49	782,597	114,748
Series 2021-65 Class JA 2.00% 1/25/46	118,898	108,130
*Series 2021-77 Class WI 3.00% 8/25/50	584,002	92,136
*Series 2022-22 IO 2.50% 10/25/51	1,203,612	210,913
Series 2022-29 Class KZ 1.50% 6/25/42	422,074	322,472
*Series 2022-86 IO 2.50% 5/25/50	490,258	67,698
*Series 2023-2 Class CI 2.00% 10/25/50	1,638,259	203,383
*Series 2024-22 Class IC 2.50% 10/25/51	2,975,746	403,711
•Series 2024-49 Class AF 4.97% (30 day USD SOFR Average + 1.10%) 7/25/54	6,732,784	6,762,849
*Series 2024-5 Class DI 3.00% 10/25/51	941,771	166,043
•Series 2024-77 Class FM 4.82% (30 day USD SOFR Average + 0.95%) 11/25/54	944,126	946,301
•Series 2024-87 Class FB 4.97% (30 day USD SOFR Average + 1.10%) 12/25/54	11,009,933	11,010,516
•Series 2024-95 Class KF 4.97% (30 day USD SOFR Average + 1.10%) 12/25/54	1,350,189	1,352,605
•Series 2025-55 Class FG 4.97% (30 day USD SOFR Average + 1.10%) 7/25/55	8,465,523	8,502,693
•Series Update Class FE 5.02% (30 day USD SOFR Average + 1.15%) 2/25/55	13,728,343	13,766,107
Federal National Mortgage Association REMICS Trust Series 2004-W11 Class 1A2 6.50% 5/25/44	32,069	33,189
Government National Mortgage Association REMICS
*•Series 2007-51 Class SG 2.73% (6.47% minus 1 mo. USD Term SOFR) 8/20/37	23,275	2,266
Series 2013-113 Class LY 3.00% 5/20/43	2,157,666	2,026,400
*•Series 2016-135 Class SB 2.25% (5.99% minus 1 mo. USD Term SOFR) 10/16/46	126,508	16,031
*•Series 2016-21 Class ST 2.30% (6.04% minus 1 mo. USD Term SOFR) 2/20/46	204,442	24,210
*Series 2016-84 Class IG 4.50% 11/16/45	322,852	62,252
Series 2017-163 Class ZK 3.50% 11/20/47	408,587	387,176
*•Series 2017-H11 IO 2.26% 5/20/67	4,461,338	147,539
•Series 2017-H14 Class FK 3.86% (1 yr. CMT + 0.20%) 5/20/67	7,446	7,429
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association REMICS (continued)
*•Series 2017-H22 Class IC 2.66% 11/20/67	108,340	$4,120
•Series 2018-H13 Class FC 4.41% (1 mo. USD Term SOFR + 0.41%) 7/20/68	35,088	35,009
•Series 2019-H13 Class FT 4.11% (1 yr. CMT + 0.45%) 8/20/69	8,279	8,289
*Series 2020-123 Class IL 2.50% 8/20/50	54,128	7,753
*Series 2020-123 Class NI 2.50% 8/20/50	249,736	35,968
*Series 2020-127 Class IN 2.50% 8/20/50	120,476	17,925
*Series 2020-129 Class IE 2.50% 9/20/50	61,469	8,881
*Series 2020-160 Class IH 2.50% 10/20/50	65,679	9,404
*Series 2020-160 Class VI 2.50% 10/20/50	64,276	9,271
*Series 2020-173 Class MI 2.50% 11/20/50	1,458,887	208,178
*Series 2020-181 Class WI 2.00% 12/20/50	715,714	83,575
*Series 2020-47 Class MI 3.50% 4/20/50	194,493	36,439
*Series 2020-47 Class NI 3.50% 4/20/50	56,314	10,858
•Series 2020-H13 Class FA 4.56% (1 mo. USD Term SOFR + 0.56%) 7/20/70	61,055	60,770
*Series 2021-138 Class IK 3.00% 7/20/51	769,570	109,158
*Series 2021-191 Class NI 3.00% 10/20/51	162,823	30,114
Series 2021-223 Class P 2.00% 6/20/51	283,420	254,408
Series 2022-139 Class AL 4.00% 7/20/51	500,000	454,918
Series 2022-189 Class PT 2.50% 10/20/51	238,685	202,811
Series 2022-24 Class AH 2.50% 2/20/52	139,145	121,194
*Series 2022-81 Class CI 3.00% 9/20/50	649,807	94,008
Series 2022-9 Class GA 2.00% 1/20/52	273,923	230,049
Series 2022-99 Class JW 2.50% 1/20/52	100,000	84,511
*Series 2023-130 IO 4.00% 8/20/47	1,315,895	230,005
*•Series 2024-151 Class KS 2.13% (6.05% minus 30 day USD SOFR Average) 9/20/54	871,119	71,942
*•Series 2025-108 Class SC 1.96% (5.88% minus 30 day USD SOFR Average) 6/20/55	3,745,924	297,369
*•Series 2025-114 Class WS 1.23% (5.15% minus 30 day USD SOFR Average) 7/20/55	1,974,948	85,336
LVIP Franklin Templeton Core Bond Fund-3

LVIP Franklin Templeton Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association REMICS (continued)
*•Series 2025-141 Class SE 1.93% (5.85% minus 30 day USD SOFR Average) 8/20/55	2,184,429	$175,270
*•Series 2025-55 Class SD 2.03% (5.95% minus 30 day USD SOFR Average) 3/20/55	3,785,187	294,914
*•Series 2025-95 Class SB 1.88% (5.80% minus 30 day USD SOFR Average) 5/20/55	2,138,643	160,542
Total Agency Collateralized Mortgage Obligations (Cost $217,570,640)		217,526,453
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.69%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
*♦•Series K058 Class X1 0.89% 8/25/26	5,849,474	22,248
*♦•Series K094 Class X1 0.87% 6/25/29	677,454	17,364
*♦•Series K094 Class XAM 1.15% 6/25/29	1,150,000	41,639
*♦•Series K095 Class XAM 1.23% 6/25/29	300,000	12,246
*♦•Series K101 Class X1 0.83% 10/25/29	289,533	7,664
*♦•Series K104 Class XAM 1.38% 1/25/30	600,000	29,668
*♦•Series K105 Class X1 1.51% 1/25/30	1,657,933	84,722
*♦•Series K110 Class X1 1.64% 4/25/30	1,761,207	101,203
*♦•Series K115 Class X1 1.31% 6/25/30	686,197	33,914
*♦•Series K116 Class X1 1.41% 7/25/30	1,263,894	64,744
*♦•Series K124 Class X1 0.71% 12/25/30	693,100	20,385
*♦•Series K128 Class X1 0.51% 3/25/31	1,969,374	42,733
*♦•Series K130 Class X1 1.03% 6/25/31	2,879,606	132,513
*♦•Series K131 Class X1 0.73% 7/25/31	2,384,236	81,088
*♦•Series K133 Class X1 0.34% 9/25/31	3,762,689	64,619
*♦•Series K142 Class X1 0.30% 3/25/32	1,595,035	26,453
*♦•Series K143 Class X1 0.34% 4/25/55	1,690,501	33,296
♦Series K144 Class A2 2.45% 4/25/32	21,463,000	19,438,262
*♦•Series K145 Class X1 0.32% 5/25/32	1,890,628	35,463
*♦•Series K147 Class X1 0.37% 6/25/32	2,650,097	59,909
*♦•Series K148 Class X1 0.25% 7/25/32	5,786,640	94,054
*♦•Series K149 Class X1 0.27% 8/25/32	2,683,068	47,315
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (continued)
♦•Series K-150 Class A2 3.71% 9/25/32	10,595,000	$10,258,368
*♦•Series K-151 Class X1 0.18% 10/25/32	4,787,473	63,924
*♦•Series K-1511 Class X1 0.77% 3/25/34	579,778	24,850
*♦•Series K-1520 Class X1 0.47% 2/25/36	1,185,919	40,202
*♦•Series K-157 Class X1 0.25% 5/25/33	2,198,900	42,025
*♦•Series K737 Class X1 0.61% 10/25/26	1,691,884	5,093
*♦•Series K741 Class X1 0.56% 12/25/27	651,088	5,891
*♦•Series K742 Class X1 0.77% 3/25/28	1,469,747	11,239
*♦•Series K743 Class X1 0.91% 5/25/28	977,218	18,052
♦Series K753 Class A2 4.40% 10/25/30	7,284,000	7,398,319
*♦•Series KC05 Class X1 1.20% 6/25/27	320,885	2,476
Federal National Mortgage Association-ACES
Series 2016-M11 Class AL 2.94% 7/25/39	26,367	25,213
Series 2018-M15 Class 1A2 3.70% 1/25/36	300,000	288,923
•FREMF Mortgage Trust Series 2017-K71 Class B 3.75% 11/25/50	2,731,000	2,692,966
Government National Mortgage Association
•Series 2013-107 Class AD 2.78% 11/16/47	88,270	82,208
*•Series 2013-50 IO 0.06% 10/16/48	919,457	2,243
*•Series 2013-74 IO 0.48% 12/16/53	665,752	6,493
*•Series 2017-145 IO 0.48% 4/16/57	263,867	6,528
*•Series 2017-157 IO 0.52% 12/16/59	189,185	5,460
*•Series 2017-8 IO 0.44% 8/16/58	270,644	5,316
*•Series 2020-109 Class AI 0.83% 5/16/60	482,023	26,999
*•Series 2020-184 IO 0.91% 11/16/60	620,228	41,397
*•Series 2020-68 IO 1.61% 5/16/60	2,452,686	246,477
*•Series 2021-11 Class IX 1.16% 12/16/62	2,984,849	237,876
*•Series 2021-110 IO 0.88% 11/16/63	1,086,439	68,100
*•Series 2021-133 IO 0.88% 7/16/63	1,187,853	82,097
*•Series 2021-37 IO 0.80% 1/16/61	625,056	35,927
*•Series 2021-60 IO 0.83% 5/16/63	517,045	28,505
*•Series 2021-63 IO 0.82% 4/16/61	3,314,885	199,534
LVIP Franklin Templeton Core Bond Fund-4

LVIP Franklin Templeton Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
*•Series 2021-68 IO 0.88% 10/16/62	590,090	$34,214
*•Series 2021-94 IO 0.83% 2/16/63	3,173,574	192,300
•Series 2022-196 Class BE 3.00% 10/16/64	300,000	214,534
*•Series 2022-210 IO 0.70% 7/16/64	375,134	22,988
*•Series 2022-216 IO 0.75% 7/16/65	389,114	21,042
•Series 2022-220 Class E 3.00% 10/16/64	200,000	144,544
*•Series 2022-3 IO 0.64% 2/16/61	1,481,131	70,243
*•Series 2022-59 IO 0.57% 2/16/62	746,323	30,318
Series 2023-92 Class AH 2.00% 6/16/64	1,280,577	1,008,363
*•Series 2023-92 Class IA 0.61% 6/16/64	1,379,083	74,249
*•Government National Mortgage Association REMICS Series 2021-108 IO 0.97% 6/16/61	3,126,808	216,540
Total Agency Commercial Mortgage-Backed Securities (Cost $44,172,597)		44,473,538
AGENCY MORTGAGE-BACKED SECURITIES–33.71%
Federal Home Loan Mortgage Corp.
1.50% 11/1/40	616,432	526,326
1.50% 5/1/41	688,354	585,857
1.50% 7/1/41	490,282	416,179
1.50% 10/1/41	690,365	582,373
1.50% 11/1/41	72,875	61,452
2.00% 9/1/40	100,978	88,498
2.00% 10/1/40	285,048	249,108
2.00% 3/1/41	504,254	440,203
2.00% 6/1/41	66,540	58,194
2.00% 7/1/41	261,378	226,310
2.00% 8/1/41	205,868	179,010
2.00% 9/1/41	750,530	654,826
2.00% 10/1/41	347,825	302,293
2.00% 11/1/41	199,727	173,971
2.00% 12/1/41	509,203	443,005
2.00% 1/1/42	1,138,531	983,604
2.00% 2/1/42	441,795	382,995
2.00% 4/1/42	777,870	670,853
2.00% 7/1/50	455,947	372,615
2.00% 11/1/50	194,780	161,156
2.00% 12/1/50	5,199,669	4,241,782
2.00% 2/1/51	797,379	657,408
2.00% 3/1/51	380,427	313,236
2.00% 4/1/51	117,237	96,761
2.00% 5/1/51	1,883,184	1,542,240
2.00% 6/1/51	217,616	179,031
2.00% 11/1/51	77,886	63,760
2.00% 3/1/52	13,723,851	11,128,382
2.50% 3/1/42	146,071	131,646
2.50% 4/1/42	74,781	66,797
2.50% 9/1/42	19,540,038	17,525,622
2.50% 7/1/50	1,947,657	1,679,142
2.50% 10/1/50	281,893	244,177
2.50% 11/1/50	826,226	715,586
2.50% 12/1/50	889,947	769,191
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
2.50% 2/1/51	297,175	$257,612
2.50% 3/1/51	2,574,438	2,222,132
2.50% 5/1/51	3,295,017	2,843,563
2.50% 7/1/51	65,131	56,404
2.50% 8/1/51	705,374	608,681
2.50% 9/1/51	74,275	64,068
2.50% 11/1/51	15,160,977	13,098,004
2.50% 12/1/51	18,610,746	16,065,031
2.50% 1/1/52	2,471,255	2,132,926
2.50% 2/1/52	302,543	260,786
2.50% 4/1/52	1,852,968	1,596,249
3.00% 9/1/32	23,153	22,635
3.00% 10/1/32	12,204	11,919
3.00% 10/1/33	8,908	8,641
3.00% 7/1/42	152,821	142,548
3.00% 9/1/42	229,730	214,637
3.00% 1/1/47	43,992,766	39,742,466
3.00% 8/1/48	3,625,808	3,299,752
3.00% 9/1/49	75,385	68,074
3.00% 11/1/49	74,765	67,501
3.00% 6/1/50	286,868	254,067
3.00% 7/1/50	3,006,851	2,726,991
3.00% 6/1/51	121,445	109,610
3.00% 8/1/51	5,045,958	4,531,476
3.00% 10/1/51	74,871	67,477
3.00% 11/1/51	38,641	34,481
3.00% 1/1/52	2,644,707	2,379,431
3.00% 2/1/52	81,000	72,340
3.00% 3/1/52	150,612	133,727
3.00% 4/1/52	298,510	265,622
3.00% 8/1/52	16,528,759	14,812,305
•3.01% (1 yr. USD RFUCCT + 1.63%) 11/1/48	560,661	559,879
•3.09% (1 yr. USD RFUCCT + 1.62%) 2/1/50	305,151	310,344
3.50% 1/1/38	100,024	96,615
3.50% 2/1/47	7,581,694	7,224,233
3.50% 7/1/47	46,521,846	43,908,628
3.50% 11/1/48	7,003,792	6,620,565
3.50% 2/1/49	30,343,708	28,200,696
3.50% 12/1/50	231,787	217,733
3.50% 1/1/52	66,692	62,112
4.00% 10/1/47	5,512,234	5,311,782
4.00% 7/1/49	904,795	873,885
4.00% 9/1/49	5,145,639	4,979,816
4.00% 7/1/50	83,807	81,193
4.00% 4/1/52	582,179	557,924
4.00% 9/1/52	12,653,594	12,061,305
4.00% 2/1/53	382,121	368,615
4.50% 10/1/35	26,041	26,297
4.50% 5/1/38	1,702,284	1,705,355
4.50% 3/1/47	70,240	70,545
4.50% 1/1/49	3,458,663	3,413,803
4.50% 3/1/49	1,690,534	1,676,625
4.50% 8/1/49	5,194,835	5,167,757
4.50% 1/1/51	133,870	131,983
4.50% 7/1/52	219,777	216,249
4.50% 10/1/52	17,698,270	17,346,261
4.50% 11/1/52	488,033	480,432
4.50% 12/1/52	148,227	146,343
5.00% 10/1/48	2,091,735	2,119,281
5.00% 7/1/52	11,367,689	11,454,923
5.00% 9/1/52	23,116,170	23,337,156
5.00% 11/1/52	306,802	307,736
5.00% 12/1/52	73,809	73,831
5.00% 1/1/53	230,752	232,407
5.00% 3/1/53	233,556	235,137
LVIP Franklin Templeton Core Bond Fund-5

LVIP Franklin Templeton Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
5.00% 4/1/53	637,096	$639,184
5.00% 2/1/55	3,155,960	3,175,026
•5.00% (1 yr. USD RFUCCT + 1.62%) 11/1/47	166,474	171,582
5.50% 9/1/41	5,778,895	6,049,042
5.50% 9/1/52	11,097,912	11,418,815
5.50% 11/1/52	2,263,896	2,317,700
5.50% 12/1/52	76,781	78,516
5.50% 1/1/53	68,423	70,105
5.50% 3/1/53	20,384,789	20,912,034
5.50% 4/1/53	137,840	140,286
5.50% 5/1/53	299,037	305,743
5.50% 6/1/53	242,882	248,732
5.50% 7/1/53	151,083	154,157
5.50% 8/1/53	399,730	408,372
5.50% 9/1/53	22,378,774	22,940,245
5.50% 2/1/54	18,466,256	18,853,326
5.50% 4/1/54	2,598,192	2,656,201
6.00% 12/1/52	319,838	330,551
6.00% 8/1/53	3,193,351	3,286,875
6.00% 10/1/53	1,382,451	1,438,037
6.00% 4/1/54	169,206	174,618
6.50% 1/1/53	111,646	116,718
6.50% 2/1/53	185,979	194,604
6.50% 4/1/53	121,111	126,876
6.50% 5/1/53	258,871	272,330
6.50% 11/1/53	627,316	658,529
6.50% 2/1/54	206,032	214,880
6.50% 4/1/54	165,389	172,534
Federal National Mortgage Association
1.50% 11/1/41	435,332	367,101
1.50% 2/1/42	347,443	296,155
2.00% 8/1/36	25,291,464	23,426,839
2.00% 10/1/40	1,428,932	1,252,202
2.00% 6/1/41	67,203	58,627
2.00% 9/1/41	271,538	236,691
2.00% 10/1/41	208,826	181,941
2.00% 11/1/41	209,113	179,427
2.00% 12/1/41	642,719	558,817
2.00% 1/1/42	858,579	746,792
2.00% 2/1/42	647,856	562,696
2.00% 3/1/42	73,148	63,487
2.00% 4/1/42	150,837	130,916
2.00% 5/1/42	169,402	146,990
2.00% 8/1/42	866,281	756,345
2.00% 6/1/50	21,680,368	17,722,465
2.00% 8/1/50	51,424	42,465
2.00% 9/1/50	503,193	411,502
2.00% 10/1/50	309,021	252,657
2.00% 11/1/50	13,736,483	11,317,295
2.00% 1/1/51	4,223,463	3,492,248
2.00% 2/1/51	12,023,484	9,913,914
2.00% 3/1/51	2,365,347	1,933,942
2.00% 4/1/51	16,407,666	13,357,317
2.00% 5/1/51	650,236	529,301
2.00% 8/1/51	6,266,583	5,152,494
2.00% 9/1/51	40,100,919	32,592,377
2.00% 10/1/51	1,479,976	1,207,132
2.00% 11/1/51	145,888	119,741
2.00% 1/1/52	15,790,129	13,006,586
2.00% 2/1/52	150,722	124,144
2.00% 3/1/52	408,528	335,916
2.50% 9/1/36	74,429	69,617
2.50% 3/1/38	208,684	195,235
2.50% 11/1/40	143,222	130,054
2.50% 3/1/41	121,727	109,654
2.50% 4/1/41	126,202	113,621
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
2.50% 5/1/41	267,263	$241,512
2.50% 11/1/41	350,190	315,088
2.50% 2/1/42	201,389	181,127
2.50% 3/1/42	213,417	190,887
2.50% 4/1/42	219,927	194,803
2.50% 5/1/42	74,721	67,018
2.50% 9/1/42	79,515	71,564
2.50% 6/1/50	49,980	43,038
2.50% 8/1/50	20,518,015	17,743,363
2.50% 10/1/50	474,331	409,353
2.50% 11/1/50	133,382	115,140
2.50% 12/1/50	58,327	50,356
2.50% 1/1/51	36,365,918	31,574,164
2.50% 2/1/51	95,002	82,024
2.50% 3/1/51	61,473	53,170
2.50% 5/1/51	177,106	153,256
2.50% 6/1/51	6,206,359	5,374,590
2.50% 7/1/51	1,229,410	1,061,426
2.50% 8/1/51	30,290,598	26,126,750
2.50% 9/1/51	203,639	175,867
2.50% 10/1/51	559,212	483,409
2.50% 11/1/51	63,839	54,954
2.50% 12/1/51	566,436	487,210
2.50% 1/1/52	2,232,204	1,908,825
2.50% 2/1/52	56,172,964	47,619,142
2.50% 3/1/52	222,923	191,864
2.50% 5/1/52	1,899,230	1,626,882
2.50% 7/1/53	6,460,033	5,505,436
2.50% 9/1/61	288,010	237,149
2.95% 7/1/27	337,049	332,129
3.00% 11/1/33	6,768,069	6,608,003
3.00% 7/1/35	50,292	48,060
3.00% 2/1/36	127,417	121,864
3.00% 4/1/36	90,839	86,925
3.00% 7/1/36	211,391	201,795
3.00% 8/1/36	349,899	333,844
3.00% 10/1/36	238,439	227,172
3.00% 4/1/38	76,420	74,026
3.00% 6/1/38	107,490	102,406
3.00% 9/1/40	33,791	31,521
3.00% 1/1/41	54,003	51,385
3.00% 3/1/42	66,752	61,831
3.00% 5/1/42	153,456	142,935
3.00% 6/1/42	229,158	212,788
3.00% 6/1/43	14,882	13,704
3.00% 7/1/43	48,241	44,422
3.00% 10/1/43	39,869	36,709
3.00% 1/1/45	67,203	61,931
3.00% 6/1/45	358,940	328,804
3.00% 8/1/46	856,738	779,769
3.00% 10/1/46	154,747	141,051
3.00% 12/1/46	87,658	80,027
3.00% 1/1/47	1,228,840	1,124,919
3.00% 2/1/47	486,597	447,261
3.00% 12/1/47	1,893,480	1,716,813
3.00% 2/1/48	16,550,580	15,110,070
3.00% 3/1/48	13,286,078	12,036,334
3.00% 11/1/48	68,872	63,418
3.00% 12/1/49	14,501,113	13,074,761
3.00% 4/1/50	298,755	269,431
3.00% 10/1/50	124,732	111,861
3.00% 11/1/50	295,625	263,990
3.00% 5/1/51	2,538,842	2,287,404
3.00% 6/1/51	58,727	53,130
3.00% 8/1/51	300,044	271,319
3.00% 10/1/51	64,887	58,777
3.00% 11/1/51	1,829,856	1,649,368
LVIP Franklin Templeton Core Bond Fund-6

LVIP Franklin Templeton Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
3.00% 12/1/51	134,254	$120,869
3.00% 1/1/52	1,423,991	1,269,569
3.00% 2/1/52	141,581	127,224
3.00% 3/1/52	1,341,289	1,208,674
3.00% 4/1/52	300,462	268,908
3.00% 5/1/52	400,481	354,928
3.50% 4/1/32	225,637	222,383
3.50% 2/1/37	30,094	29,193
3.50% 12/1/37	28,390	27,266
3.50% 8/1/39	36,505	35,353
3.50% 2/1/40	102,457	98,430
3.50% 12/1/42	23,050	21,992
3.50% 3/1/43	169,165	161,553
3.50% 11/1/44	1,524,818	1,449,083
3.50% 12/1/46	197,260	188,201
3.50% 12/1/47	435,951	408,262
3.50% 11/1/48	674,736	638,304
3.50% 8/1/50	23,304,607	21,860,689
3.50% 12/1/51	68,030	63,945
3.50% 1/1/52	138,098	129,376
3.50% 3/1/52	71,185	66,319
3.50% 4/1/52	281,996	262,718
3.50% 5/1/52	12,552,054	11,740,568
4.00% 9/1/42	20,435,290	20,103,434
4.00% 11/1/42	127,283	124,483
4.00% 4/1/44	261,366	255,139
4.00% 10/1/44	1,510,193	1,464,868
4.00% 12/1/44	74,041	72,240
4.00% 5/1/47	195,742	188,972
4.00% 10/1/48	3,532,165	3,423,535
4.00% 1/1/49	138,381	133,797
4.00% 4/1/52	441,026	422,651
4.00% 7/1/52	475,260	453,642
4.00% 6/1/57	200,413	190,535
4.27% 10/1/32	95,206	94,793
4.50% 6/1/39	103,765	104,662
4.50% 10/1/43	130,814	131,784
4.50% 3/1/46	182,695	183,261
4.50% 6/1/48	60,145	59,948
4.50% 7/1/48	88,452	87,852
4.50% 8/1/48	144,679	143,667
4.50% 11/1/48	80,172	79,611
4.50% 7/1/49	46,891	46,202
4.50% 9/1/49	427,598	424,697
4.50% 1/1/50	3,097,541	3,072,991
4.50% 3/1/50	71,888	71,904
4.50% 4/1/50	11,648,557	11,562,283
4.50% 5/1/50	90,353	89,107
4.50% 9/1/51	56,980	56,379
4.50% 8/1/52	617,118	604,971
4.50% 9/1/52	227,641	224,307
4.50% 11/1/52	166,311	163,863
4.50% 1/1/53	148,054	146,038
4.50% 8/1/58	259,904	253,798
4.50% 1/1/59	35,331	34,403
5.00% 7/1/47	14,617,655	15,031,874
5.00% 9/1/48	149,548	150,911
5.00% 9/1/49	199,989	203,117
5.00% 1/1/51	14,465,646	14,663,027
5.00% 6/1/52	141,700	142,938
5.00% 7/1/52	353,549	359,183
5.00% 11/1/52	188,749	189,681
5.00% 1/1/53	81,114	81,224
5.00% 2/1/53	148,893	149,214
5.00% 4/1/53	75,531	76,211
5.00% 8/1/53	5,892,758	5,949,228
5.50% 6/1/41	40,131	41,862
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
5.50% 5/1/44	6,265,905	$6,552,824
5.50% 8/1/52	8,500,629	8,757,079
5.50% 11/1/52	7,421,682	7,618,883
5.50% 1/1/53	288,483	293,690
5.50% 2/1/53	68,584	70,236
5.50% 4/1/53	220,691	226,006
5.50% 5/1/53	311,600	317,893
5.50% 7/1/53	8,477,413	8,622,877
5.50% 8/1/53	228,865	233,672
5.50% 9/1/53	658,572	674,434
5.50% 9/1/54	1,780,729	1,812,259
6.00% 10/1/39	70,802	74,520
6.00% 7/1/41	128,899	136,254
6.00% 1/1/42	11,707,014	12,375,259
6.00% 1/1/53	66,902	68,817
6.00% 5/1/53	221,215	228,495
6.00% 6/1/53	1,428,548	1,486,172
6.00% 7/1/53	10,967,302	11,386,163
6.50% 11/1/52	64,640	68,129
6.50% 1/1/53	375,405	392,883
6.50% 2/1/53	55,695	58,228
6.50% 9/1/53	5,578,901	5,844,441
6.50% 12/1/53	208,924	217,975
6.50% 1/1/54	137,774	143,784
6.50% 3/1/54	141,206	147,324
6.50% 6/1/54	216,317	224,749
Government National Mortgage Association
2.00% 8/20/50	103,404	85,701
2.00% 10/20/50	1,939,673	1,607,524
2.00% 12/20/50	1,525,558	1,262,596
2.00% 1/20/51	1,472,320	1,219,793
2.00% 2/20/51	1,801,522	1,481,206
2.00% 3/20/51	578,049	473,194
2.00% 4/20/51	547,193	445,820
2.50% 10/20/49	182,545	158,449
2.50% 12/20/50	186,090	159,070
2.50% 1/20/51	101,022	87,248
2.50% 2/20/51	72,196	62,331
2.50% 5/20/51	479,154	413,166
2.50% 6/20/51	69,148	59,293
2.50% 7/20/51	197,691	170,570
2.50% 8/20/51	133,961	115,075
2.50% 10/20/51	618,727	531,197
2.50% 11/20/51	68,852	59,145
2.50% 12/20/51	571,113	489,043
3.00% 9/15/42	83,757	77,111
3.00% 10/15/42	11,257	10,344
3.00% 8/15/45	2,385,769	2,166,030
3.00% 1/20/46	12,252	11,182
3.00% 8/20/46	79,505	72,358
3.00% 11/20/46	43,326	39,519
3.00% 2/20/47	16,581	15,110
3.00% 9/20/47	55,239	50,238
3.00% 2/20/48	3,593	3,267
3.00% 1/20/50	209,474	185,466
3.00% 3/20/50	158,575	140,881
3.00% 11/20/51	207,376	184,212
3.00% 12/20/51	11,231,931	10,105,355
3.00% 2/20/52	575,790	513,656
3.00% 3/20/52	1,126,693	1,004,823
3.00% 4/20/52	510,053	456,273
3.50% 4/20/45	46,265	43,167
3.50% 11/20/45	52,148	48,583
3.50% 1/20/46	31,087	28,962
3.50% 3/20/46	144,053	134,207
3.50% 4/20/46	88,362	82,323
3.50% 5/20/46	33,231	30,960
LVIP Franklin Templeton Core Bond Fund-7

LVIP Franklin Templeton Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
3.50% 6/20/46	57,021	$53,112
3.50% 7/20/46	34,341	31,771
3.50% 9/20/46	12,543	11,678
3.50% 9/20/47	498,488	461,139
3.50% 10/20/47	79,289	72,838
3.50% 2/20/48	308,178	282,549
3.50% 9/20/48	1,361,202	1,261,864
3.50% 10/20/48	22,843	21,166
3.50% 11/20/48	282,670	261,824
3.50% 10/20/49	21,294	19,390
3.50% 2/20/50	25,530	23,248
3.50% 5/15/50	63,039	57,637
3.50% 3/20/52	83,659	74,936
3.50% 6/20/52	59,615	53,547
4.00% 10/20/44	6,632	6,412
4.00% 8/20/46	121,221	116,997
4.00% 2/20/47	47,259	45,506
4.00% 6/20/47	291,427	280,878
4.00% 9/20/47	185,898	179,068
4.00% 11/20/47	88,528	85,244
4.00% 12/20/47	44,280	42,629
4.00% 2/20/48	121,961	115,806
4.00% 3/20/48	399,812	384,758
4.00% 4/20/48	24,522	23,530
4.00% 5/20/48	44,221	42,628
4.00% 8/20/48	115,995	111,386
4.00% 9/20/48	28,895	27,777
4.00% 2/20/49	220,240	211,217
4.00% 3/20/49	67,371	64,569
4.00% 4/20/49	56,014	53,652
4.00% 10/20/49	22,741	21,690
4.00% 11/20/49	158,258	150,943
4.00% 1/20/50	29,085	27,202
4.00% 2/20/50	128,280	122,766
4.00% 4/20/50	69,954	66,387
4.00% 6/20/52	152,761	145,087
4.00% 8/20/52	154,055	146,547
4.00% 10/20/52	313,259	297,992
4.50% 7/20/32	2,132	2,119
4.50% 6/20/34	398	397
4.50% 2/20/40	1,864	1,878
4.50% 8/20/45	2,562	2,552
4.50% 8/20/47	52,259	51,968
4.50% 4/20/48	83,823	83,243
4.50% 5/20/48	7,431	7,356
4.50% 6/20/48	109,209	108,282
4.50% 8/20/48	388,512	385,434
4.50% 10/20/48	76,580	75,906
4.50% 12/20/48	147,789	146,425
4.50% 1/20/49	158,088	156,686
4.50% 2/20/49	138,148	136,844
4.50% 3/20/49	290,739	287,995
4.50% 2/20/50	213,218	211,063
4.50% 3/20/50	27,168	26,861
4.50% 5/20/50	311,173	307,595
4.50% 11/20/50	146,430	145,143
4.50% 12/20/50	27,581	27,266
4.50% 8/20/52	233,126	227,895
4.50% 9/20/52	291,630	285,265
4.50% 11/20/52	77,692	76,237
5.00% 5/20/48	28,967	29,451
5.00% 6/20/48	21,969	22,255
5.00% 9/20/48	37,146	37,751
5.00% 10/20/48	158,650	161,502
5.00% 11/20/48	70,214	71,344
5.00% 12/20/48	101,649	103,130
5.00% 1/20/49	109,438	111,133
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
5.00% 4/20/49	65,618	$66,769
5.00% 9/20/49	60,559	61,570
5.00% 11/20/49	38,985	39,636
5.00% 1/20/50	55,937	56,869
5.00% 8/20/52	1,605,120	1,608,477
5.00% 9/20/52	5,809,896	5,826,103
5.00% 10/20/52	221,107	221,604
5.00% 12/20/52	75,543	75,685
5.00% 1/20/53	224,132	225,394
5.00% 5/20/53	1,001,023	1,006,657
5.00% 8/20/53	932,788	937,620
5.50% 10/15/42	7,149,791	7,512,832
5.50% 11/20/52	136,465	139,063
5.50% 1/20/53	523,306	532,399
5.50% 2/20/53	276,989	281,126
5.50% 3/20/53	572,740	582,919
5.50% 4/20/53	7,370,627	7,370,122
5.50% 5/20/53	1,304,846	1,331,245
5.50% 7/20/53	10,208,609	10,414,870
5.50% 8/20/53	639,458	652,986
5.50% 2/20/54	11,226,198	11,436,768
6.00% 9/20/53	805,538	833,780
6.00% 1/20/54	1,865,278	1,935,215
6.00% 2/20/54	1,932,084	2,002,470
Government National Mortgage Association, TBA
2.00% 1/20/55	57,000,000	47,193,992
2.50% 1/20/55	89,000,000	76,755,547
3.50% 1/20/55	34,000,000	30,935,994
4.00% 1/20/55	25,000,000	23,612,305
4.50% 1/20/56	26,790,000	26,090,948
5.00% 1/20/55	36,800,000	36,713,021
5.50% 1/20/55	36,360,000	36,712,561
6.00% 1/20/55	51,300,000	52,275,902
6.50% 1/20/55	12,000,000	12,404,063
Uniform Mortgage-Backed Security, TBA
1.50% 1/1/40	26,500,000	23,972,149
2.00% 1/1/40	13,500,000	12,495,937
2.00% 1/1/55	138,000,000	111,520,701
2.50% 1/1/41	12,000,000	11,349,844
2.50% 1/1/55	12,000,000	10,142,813
4.00% 1/1/56	23,000,000	21,813,765
4.50% 1/1/55	15,000,000	14,642,133
5.00% 1/1/40	16,000,000	16,203,650
5.50% 1/1/55	189,000,000	191,642,709
6.00% 1/1/55	167,000,000	171,463,487
6.50% 1/1/55	198,000,000	205,769,635
Total Agency Mortgage-Backed Securities (Cost $2,211,130,429)		2,186,475,105
CORPORATE BONDS–28.83%
Advertising–0.04%
Omnicom Group, Inc. 2.40% 3/1/31	3,200,000	2,872,852
		2,872,852
Aerospace & Defense–1.04%
BAE Systems PLC 5.30% 3/26/34	17,745,000	18,375,747
Boeing Co.
2.70% 2/1/27	210,000	206,939
2.80% 3/1/27	80,000	78,782
3.10% 5/1/26	60,000	59,762
3.20% 3/1/29	200,000	193,895
3.25% 2/1/35	320,000	280,187
3.75% 2/1/50	30,000	21,818
5.15% 5/1/30	7,260,000	7,459,724
6.86% 5/1/54	22,621,000	25,406,519
6.88% 3/15/39	4,875,000	5,484,429
LVIP Franklin Templeton Core Bond Fund-8

LVIP Franklin Templeton Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Howmet Aerospace, Inc. 4.55% 11/15/32	8,530,000	$8,568,009
L3Harris Technologies, Inc. 4.85% 4/27/35	140,000	139,639
Northrop Grumman Corp.
3.25% 1/15/28	160,000	157,947
5.25% 5/1/50	1,060,000	1,000,320
		67,433,717
Agriculture–0.76%
BAT Capital Corp.
3.56% 8/15/27	185,000	183,577
3.73% 9/25/40	180,000	145,617
4.39% 8/15/37	4,023,000	3,705,828
4.54% 8/15/47	270,000	223,972
4.63% 3/22/33	14,795,000	14,710,595
6.25% 8/15/55	130,000	134,054
7.08% 8/2/53	70,000	79,364
Bunge Ltd. Finance Corp. 4.20% 9/17/29	11,394,000	11,400,468
Philip Morris International, Inc.
2.10% 5/1/30	250,000	229,004
4.00% 10/29/30	18,000,000	17,836,578
4.50% 3/20/42	560,000	500,552
4.88% 2/13/29	130,000	133,068
5.13% 2/13/31	30,000	31,086
5.25% 2/13/34	100,000	103,361
Reynolds American, Inc. 5.85% 8/15/45	50,000	49,192
		49,466,316
Airlines–0.11%
AS Mileage Plan IP Ltd. 5.02% 10/20/29	5,800,000	5,840,256
United Airlines, Inc. 4.63% 4/15/29	1,040,000	1,035,489
		6,875,745
Apparel–0.10%
Tapestry, Inc. 5.10% 3/11/30	6,500,000	6,672,936
		6,672,936
Auto Manufacturers–0.41%
Ford Motor Co. 6.10% 8/19/32	270,000	278,199
Ford Motor Credit Co. LLC 5.80% 3/5/27	4,700,000	4,758,540
General Motors Co.
5.60% 10/15/32	70,000	73,213
6.75% 4/1/46	41,000	43,919
General Motors Financial Co., Inc.
4.20% 10/27/28	1,935,000	1,937,753
5.45% 9/6/34	2,985,000	3,027,956
5.63% 4/4/32	2,777,000	2,891,471
Hyundai Capital America
2.10% 9/15/28	5,000,000	4,725,527
4.50% 9/18/30	1,870,000	1,870,171
5.35% 3/19/29	6,700,000	6,892,787
		26,499,536
Banks–8.08%
μAustralia & New Zealand Banking Group Ltd. 2.57% 11/25/35	2,910,000	2,616,850
Banco Santander SA 6.92% 8/8/33	5,400,000	5,982,095
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America Corp.
μ1.90% 7/23/31	410,000	$368,282
μ2.57% 10/20/32	670,000	604,275
μ2.59% 4/29/31	240,000	223,627
μ2.97% 2/4/33	1,070,000	978,520
μ3.59% 7/21/28	890,000	883,866
μ3.97% 3/5/29	480,000	479,220
μ3.97% 2/7/30	280,000	278,423
μ4.08% 3/20/51	1,160,000	929,438
4.25% 10/22/26	810,000	811,903
μ4.33% 3/15/50	230,000	193,219
4.45% 3/3/26	1,221,000	1,221,880
5.00% 1/21/44	40,000	38,569
μ5.16% 1/24/31	8,567,000	8,844,179
μ5.52% 10/25/35	23,067,000	23,625,722
μ5.82% 9/15/29	8,690,000	9,064,398
μ6.20% 11/10/28	20,477,000	21,277,890
μ6.25% 7/26/30	14,618,000	14,847,590
μ6.63% 5/1/30	4,781,000	4,981,568
μBank of Montreal
3.80% 12/15/32	70,000	69,169
7.30% 11/26/84	2,160,000	2,303,018
μBank of Nova Scotia
4.59% 5/4/37	180,000	175,374
7.35% 4/27/85	2,910,000	3,026,188
μBarclays PLC 4.97% 5/16/29	450,000	457,462
μCaixaBank SA 4.89% 7/3/31	500,000	506,899
Citibank NA 5.44% 4/30/26	4,457,000	4,473,985
Citigroup, Inc.
μ2.52% 11/3/32	240,000	215,015
μ2.57% 6/3/31	1,010,000	935,797
μ3.79% 3/17/33	390,000	371,857
4.45% 9/29/27	2,380,000	2,395,310
μ4.50% 9/11/31	5,395,000	5,411,696
4.65% 7/23/48	490,000	432,216
μ4.66% 5/24/28	90,000	90,757
4.75% 5/18/46	150,000	131,633
μ4.91% 5/24/33	620,000	627,430
μ6.02% 1/24/36	5,612,000	5,877,957
6.13% 8/25/36	250,000	265,648
μ6.63% 2/15/31	5,035,000	5,116,928
μ6.75% 2/15/30	6,946,000	7,070,535
μ6.88% 8/15/30	3,736,000	3,882,097
μ7.00% 8/15/34	4,110,000	4,334,685
8.13% 7/15/39	10,000	12,821
Commonwealth Bank of Australia
2.69% 3/11/31	3,200,000	2,914,073
5.84% 3/13/34	3,200,000	3,373,050
μCredit Agricole SA
4.82% 9/25/33	410,000	409,464
5.22% 5/27/31	5,754,000	5,907,156
μDeutsche Bank AG
5.30% 5/9/31	5,544,000	5,680,196
6.72% 1/18/29	5,422,000	5,676,506
6.82% 11/20/29	6,519,000	6,951,158
7.15% 7/13/27	5,037,000	5,113,868
Goldman Sachs Group, Inc.
μ2.65% 10/21/32	950,000	857,493
μ2.91% 7/21/42	180,000	132,005
μ3.21% 4/22/42	80,000	61,815
3.50% 11/16/26	840,000	837,072
μ3.62% 3/15/28	90,000	89,500
μ3.69% 6/5/28	720,000	716,169
μ4.22% 5/1/29	560,000	561,165
4.75% 10/21/45	260,000	235,596
μ5.02% 10/23/35	9,348,000	9,398,043
LVIP Franklin Templeton Core Bond Fund-9

LVIP Franklin Templeton Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Goldman Sachs Group, Inc. (continued)
5.15% 5/22/45	190,000	$178,417
μ5.22% 4/23/31	8,731,000	9,017,791
μ5.56% 11/19/45	7,782,000	7,784,476
6.25% 2/1/41	400,000	437,967
μ6.48% 10/24/29	8,074,000	8,562,366
6.75% 10/1/37	180,000	200,948
JPMorgan Chase & Co.
μ2.52% 4/22/31	970,000	903,581
μ2.55% 11/8/32	1,040,000	938,493
μ3.11% 4/22/51	240,000	162,981
3.63% 12/1/27	130,000	129,337
μ4.20% 7/23/29	290,000	290,940
4.25% 10/1/27	1,148,000	1,156,344
μ4.45% 12/5/29	460,000	464,740
μ5.01% 1/23/30	6,455,000	6,614,439
μ5.10% 4/22/31	7,895,000	8,151,402
μ5.14% 1/24/31	26,673,000	27,569,042
μ5.57% 4/22/28	6,940,000	7,078,054
μ5.57% 4/22/36	10,320,000	10,827,320
μ5.58% 7/23/36	6,605,000	6,832,535
μ6.25% 10/23/34	4,064,000	4,462,013
Lloyds Banking Group PLC 4.65% 3/24/26	340,000	340,416
μMorgan Stanley
2.48% 9/16/36	19,146,000	16,835,334
2.70% 1/22/31	540,000	506,518
3.62% 4/1/31	1,110,000	1,078,503
3.77% 1/24/29	390,000	387,797
4.43% 1/23/30	20,000	20,111
5.16% 4/20/29	11,755,000	12,019,600
5.19% 4/17/31	1,388,000	1,431,128
5.32% 7/19/35	680,000	699,993
5.47% 1/18/35	160,000	166,316
5.66% 4/17/36	5,023,000	5,272,469
5.83% 4/19/35	13,390,000	14,228,972
6.30% 10/18/28	11,176,000	11,609,806
6.41% 11/1/29	7,055,000	7,477,655
μMorgan Stanley Private Bank NA 4.73% 7/18/31	4,472,000	4,533,255
μNatWest Group PLC 4.89% 5/18/29	200,000	203,364
μPNC Financial Services Group, Inc.
4.90% 5/13/31	3,557,000	3,640,293
5.58% 6/12/29	370,000	383,734
5.58% 1/29/36	4,530,000	4,723,072
5.68% 1/22/35	4,841,000	5,103,037
6.88% 10/20/34	7,074,000	8,005,129
Toronto-Dominion Bank
4.46% 6/8/32	170,000	169,670
μ8.13% 10/31/82	2,200,000	2,319,996
Truist Bank
3.30% 5/15/26	6,594,000	6,575,256
μ4.63% 9/17/29	20,396,000	20,459,181
μTruist Financial Corp. 6.05% 6/8/27	250,000	252,012
μU.S. Bancorp
2.22% 1/27/28	40,000	39,286
2.49% 11/3/36	4,284,000	3,738,951
4.65% 2/1/29	14,825,000	15,010,308
5.05% 2/12/31	6,676,000	6,857,260
5.38% 1/23/30	2,283,000	2,364,472
5.42% 2/12/36	3,599,000	3,740,549
5.68% 1/23/35	5,083,000	5,367,156
5.78% 6/12/29	270,000	280,639
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μU.S. Bancorp (continued)
5.84% 6/12/34	100,000	$106,689
6.79% 10/26/27	3,430,000	3,504,973
μU.S. Bank NA 4.73% 5/15/28	6,238,000	6,300,984
UBS Group AG
4.13% 4/15/26	286,000	286,122
μ4.19% 4/1/31	400,000	396,188
4.25% 3/23/28	890,000	890,102
4.55% 4/17/26	271,000	271,457
μ4.75% 5/12/28	410,000	413,316
μ5.58% 5/9/36	6,763,000	7,032,487
μ6.85% 9/10/29	12,828,000	13,116,938
Wells Fargo & Co.
μ2.39% 6/2/28	230,000	224,732
μ2.88% 10/30/30	430,000	409,056
3.00% 10/23/26	330,000	327,587
μ3.35% 3/2/33	640,000	597,336
4.15% 1/24/29	410,000	410,951
4.30% 7/22/27	204,000	204,795
4.40% 6/14/46	610,000	509,668
μ4.48% 4/4/31	390,000	392,577
4.65% 11/4/44	10,000	8,763
4.75% 12/7/46	580,000	509,624
4.90% 11/17/45	360,000	324,041
μ5.01% 4/4/51	2,310,000	2,111,019
μ5.15% 4/23/31	7,069,000	7,296,644
μ5.24% 1/24/31	5,156,000	5,339,141
μ5.61% 4/23/36	9,622,000	10,084,931
		524,024,865
Beverages–0.03%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90% 2/1/46	750,000	693,667
Anheuser-Busch InBev Worldwide, Inc.
3.50% 6/1/30	680,000	663,991
5.55% 1/23/49	510,000	508,884
		1,866,542
Biotechnology–0.59%
Amgen, Inc.
4.20% 3/1/33	3,610,000	3,528,570
5.25% 3/2/30	5,810,000	6,026,285
Biogen, Inc. 2.25% 5/1/30	8,600,000	7,900,250
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	6,500,000	5,798,762
Royalty Pharma PLC
1.75% 9/2/27	6,297,000	6,064,515
5.15% 9/2/29	5,800,000	5,960,588
5.20% 9/25/35	2,775,000	2,789,034
		38,068,004
Building Materials–0.04%
Carlisle Cos., Inc. 5.25% 9/15/35	2,735,000	2,791,491
		2,791,491
Chemicals–0.02%
EQUATE Petrochemical Co. KSC 4.25% 11/3/26	510,000	508,885
MEGlobal BV 2.63% 4/28/28	770,000	739,208
		1,248,093
Commercial Services–0.01%
DP World Ltd. 5.63% 9/25/48	770,000	754,689
		754,689
LVIP Franklin Templeton Core Bond Fund-10

LVIP Franklin Templeton Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers–0.58%
Gartner, Inc. 3.63% 6/15/29	8,800,000	$8,482,267
Hewlett Packard Enterprise Co. 4.55% 10/15/29	6,500,000	6,537,342
Leidos, Inc.
5.40% 3/15/32	9,078,000	9,442,096
5.50% 3/15/35	12,362,000	12,847,174
		37,308,879
Cosmetics & Personal Care–0.07%
Haleon U.S. Capital LLC
3.38% 3/24/27	250,000	248,166
3.63% 3/24/32	250,000	237,823
Kenvue, Inc. 4.90% 3/22/33	4,150,000	4,234,696
		4,720,685
Diversified Financial Services–2.83%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	6,900,000	6,806,215
3.00% 10/29/28	19,734,000	19,131,889
5.00% 11/15/35	160,000	158,087
5.10% 1/19/29	3,836,000	3,921,516
Air Lease Corp.
2.88% 1/15/26	20,637,000	20,625,867
3.00% 2/1/30	8,421,000	7,893,703
μ4.13% 12/15/26	4,377,000	4,272,767
4.63% 10/1/28	3,017,000	3,028,419
5.10% 3/1/29	2,182,000	2,215,351
5.30% 2/1/28	180,000	183,302
Aircastle Ltd. 6.50% 7/18/28	5,810,000	6,107,975
Ally Financial, Inc. 8.00% 11/1/31	5,810,000	6,594,384
American Express Co. 4.05% 5/3/29	250,000	250,770
Aviation Capital Group LLC
3.50% 11/1/27	14,504,000	14,282,012
4.80% 10/24/30	14,878,000	14,883,626
5.38% 7/15/29	6,398,000	6,549,475
Avolon Holdings Funding Ltd.
4.95% 10/15/32	10,000,000	9,891,046
5.75% 11/15/29	5,800,000	6,017,257
μCapital One Financial Corp. 4.49% 9/11/31	6,490,000	6,480,481
CI Financial Corp. 7.50% 5/30/29	560,000	595,709
Intercontinental Exchange, Inc. 4.60% 3/15/33	80,000	81,063
Jane Street Group/JSG Finance, Inc. 4.50% 11/15/29	5,800,000	5,712,189
Jefferies Financial Group, Inc.
2.63% 10/15/31	5,411,000	4,796,165
4.50% 9/15/26	8,450,000	8,450,549
6.45% 6/8/27	1,613,000	1,664,332
6.50% 1/20/43	4,685,000	4,873,268
LPL Holdings, Inc. 5.20% 3/15/30	8,800,000	9,005,321
Macquarie Airfinance Holdings Ltd. 6.40% 3/26/29	8,800,000	9,221,489
		183,694,227
Electric–2.95%
AEP Texas, Inc.
3.45% 1/15/50	1,649,000	1,125,969
4.15% 5/1/49	1,397,000	1,073,939
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
AEP Texas, Inc. (continued)
5.40% 6/1/33	2,306,000	$2,380,692
Alexander Funding Trust II 7.47% 7/31/28	5,800,000	6,179,330
μAmerican Electric Power Co., Inc.
5.80% 3/15/56	7,975,000	7,917,264
6.05% 3/15/56	2,660,000	2,613,530
American Transmission Systems, Inc. 2.65% 1/15/32	80,000	71,983
Appalachian Power Co. 3.70% 5/1/50	2,201,000	1,596,515
Atlantic City Electric Co. 4.00% 10/15/28	1,548,000	1,550,224
Cleveland Electric Illuminating Co. 3.50% 4/1/28	70,000	68,846
Comision Federal de Electricidad 3.88% 7/26/33	1,220,000	1,080,914
Constellation Energy Generation LLC 5.75% 3/15/54	7,357,000	7,300,046
μDominion Energy, Inc.
6.20% 2/15/56	3,855,000	3,857,626
6.63% 5/15/55	5,046,000	5,199,686
6.88% 2/1/55	6,051,000	6,289,578
DTE Electric Co. 5.25% 5/15/35	1,195,000	1,228,150
DTE Energy Co. 5.10% 3/1/29	6,466,000	6,626,003
Duke Energy Carolinas LLC 4.95% 1/15/33	25,751,000	26,522,894
Enel Finance International NV 4.38% 9/30/30	6,685,000	6,656,738
Exelon Corp. 5.45% 3/15/34	12,010,000	12,487,021
FirstEnergy Corp. 3.90% 7/15/27	510,000	507,965
Florida Power & Light Co. 5.70% 3/15/55	240,000	243,176
Georgia Power Co. 5.20% 3/15/35	210,000	215,535
MidAmerican Energy Co. 3.65% 4/15/29	260,000	256,916
Mid-Atlantic Interstate Transmission LLC 4.10% 5/15/28	200,000	200,136
NextEra Energy Capital Holdings, Inc.
5.55% 3/15/54	6,699,000	6,470,540
μ6.50% 8/15/55	2,923,000	3,079,526
Northern States Power Co. 5.05% 5/15/35	3,200,000	3,260,458
NRG Energy, Inc. 5.41% 10/15/35	210,000	209,778
Oncor Electric Delivery Co. LLC
5.35% 4/1/35	120,000	123,716
5.80% 4/1/55	150,000	150,862
Pacific Gas & Electric Co.
2.10% 8/1/27	50,000	48,473
2.50% 2/1/31	110,000	98,996
3.30% 8/1/40	230,000	174,099
3.50% 8/1/50	50,000	33,715
5.05% 10/15/32	350,000	351,952
LVIP Franklin Templeton Core Bond Fund-11

LVIP Franklin Templeton Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13% 5/15/27	310,000	$309,040
5.45% 5/21/28	200,000	204,838
6.15% 5/21/48	890,000	903,880
μSempra 6.40% 10/1/54	14,791,000	15,044,362
Southern Power Co.
4.25% 10/1/30	2,525,000	2,518,251
4.90% 10/1/35	4,550,000	4,500,970
Southwestern Electric Power Co. 4.10% 9/15/28	16,298,000	16,286,578
Virginia Electric & Power Co. 4.90% 9/15/35	3,250,000	3,234,604
Vistra Operations Co. LLC
4.60% 10/15/30	3,425,000	3,423,612
6.00% 4/15/34	2,790,000	2,936,009
6.95% 10/15/33	16,079,000	17,917,441
Xcel Energy, Inc. 5.60% 4/15/35	6,500,000	6,731,185
		191,263,561
Electronics–0.19%
Amphenol Corp.
2.20% 9/15/31	6,553,000	5,853,081
4.40% 2/15/33	6,535,000	6,466,337
		12,319,418
Environmental Control–0.11%
Waste Connections, Inc. 5.00% 3/1/34	6,740,000	6,882,776
		6,882,776
Food–1.05%
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50% 1/15/36	6,206,000	6,306,275
6.25% 3/1/56	5,804,000	5,776,614
Kraft Heinz Foods Co.
4.63% 10/1/39	1,975,000	1,803,710
5.00% 6/4/42	5,902,000	5,415,646
6.88% 1/26/39	1,975,000	2,206,212
Kroger Co. 5.00% 9/15/34	220,000	221,215
Mars, Inc.
2.38% 7/16/40	300,000	215,239
3.20% 4/1/30	250,000	240,405
4.80% 3/1/30	8,855,000	9,049,479
5.00% 3/1/32	25,000	25,769
5.20% 3/1/35	8,010,000	8,232,915
5.65% 5/1/45	5,206,000	5,247,726
5.70% 5/1/55	16,298,000	16,234,898
Pilgrim's Pride Corp. 3.50% 3/1/32	3,200,000	2,956,145
Sysco Corp. 5.10% 9/23/30	4,210,000	4,346,988
		68,279,236
Forest Products & Paper–0.10%
Georgia-Pacific LLC 4.95% 6/30/32	6,170,000	6,339,987
Suzano Austria GmbH 3.13% 1/15/32	380,000	339,925
		6,679,912
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas–0.11%
CenterPoint Energy Resources Corp. 5.40% 7/1/34	3,200,000	$3,298,838
NiSource, Inc. 5.20% 7/1/29	3,600,000	3,711,499
		7,010,337
Health Care Products–0.09%
GE HealthCare Technologies, Inc.
4.80% 1/15/31	2,941,000	2,995,365
5.50% 6/15/35	2,882,000	2,994,219
		5,989,584
Health Care Services–0.29%
HCA, Inc.
4.60% 11/15/32	3,270,000	3,240,386
5.45% 9/15/34	9,458,000	9,732,708
Humana, Inc.
3.13% 8/15/29	260,000	249,321
3.70% 3/23/29	420,000	412,376
3.95% 3/15/27	290,000	289,159
Icon Investments Six DAC 5.85% 5/8/29	3,200,000	3,339,583
UnitedHealth Group, Inc.
1.25% 1/15/26	70,000	69,931
2.00% 5/15/30	230,000	209,767
2.30% 5/15/31	40,000	36,072
2.90% 5/15/50	120,000	76,621
3.13% 5/15/60	20,000	12,070
3.70% 8/15/49	560,000	415,792
3.88% 12/15/28	70,000	69,946
3.88% 8/15/59	160,000	114,847
4.00% 5/15/29	200,000	199,801
4.20% 5/15/32	240,000	236,946
4.25% 6/15/48	50,000	40,916
4.45% 12/15/48	40,000	33,616
		18,779,858
Insurance–1.20%
Aon Corp./Aon Global Holdings PLC
2.90% 8/23/51	11,471,000	7,134,764
5.00% 9/12/32	11,257,000	11,530,258
Aon North America, Inc.
5.30% 3/1/31	4,626,000	4,822,656
5.45% 3/1/34	540,000	561,176
5.75% 3/1/54	1,740,000	1,731,169
Arthur J Gallagher & Co. 4.85% 12/15/29	3,300,000	3,376,806
Athene Global Funding 5.54% 8/22/35	4,200,000	4,213,896
Athene Holding Ltd.
μ6.63% 10/15/54	5,539,000	5,528,499
6.63% 5/19/55	5,790,000	5,896,999
μ6.88% 6/28/55	5,279,000	5,274,938
Brown & Brown, Inc. 4.90% 6/23/30	11,700,000	11,861,806
CNA Financial Corp. 5.13% 2/15/34	3,200,000	3,218,650
Corebridge Financial, Inc. 3.85% 4/5/29	3,200,000	3,147,944
MetLife, Inc. 6.40% 12/15/66	380,000	398,691
New York Life Global Funding 5.45% 9/18/26	8,900,000	8,996,575
		77,694,827
LVIP Franklin Templeton Core Bond Fund-12

LVIP Franklin Templeton Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet–0.11%
Alphabet, Inc.
1.10% 8/15/30	360,000	$317,311
1.90% 8/15/40	150,000	101,531
4.50% 5/15/35	100,000	99,467
5.25% 5/15/55	140,000	134,090
5.30% 5/15/65	150,000	141,073
Meta Platforms, Inc.
3.85% 8/15/32	6,252,000	6,064,818
4.75% 8/15/34	430,000	433,524
		7,291,814
Investment Company–0.07%
Blackstone Private Credit Fund 5.60% 11/22/29	4,430,000	4,471,757
		4,471,757
Leisure Time–0.37%
Brunswick Corp. 5.85% 3/18/29	6,500,000	6,723,769
Carnival Corp.
5.13% 5/1/29	7,960,000	8,048,272
5.75% 3/15/30	8,800,000	9,050,026
		23,822,067
Lodging–0.13%
Hyatt Hotels Corp. 5.25% 6/30/29	7,000,000	7,205,588
Las Vegas Sands Corp.
5.63% 6/15/28	630,000	645,936
6.00% 8/15/29	140,000	146,127
6.00% 6/14/30	110,000	115,270
Sands China Ltd. 4.38% 6/18/30	600,000	591,118
		8,704,039
Machinery Construction & Mining–0.23%
Caterpillar, Inc. 5.20% 5/15/35	7,092,000	7,350,974
Vertiv Group Corp. 4.13% 11/15/28	7,417,000	7,325,845
		14,676,819
Machinery Diversified–0.00%
Deere & Co.
3.10% 4/15/30	150,000	144,513
3.75% 4/15/50	100,000	78,387
		222,900
Media–0.49%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 6/1/41	3,245,000	2,308,132
3.50% 3/1/42	90,000	62,437
3.85% 4/1/61	6,859,000	4,087,348
4.20% 3/15/28	420,000	417,910
4.40% 4/1/33	540,000	508,717
4.80% 3/1/50	230,000	172,776
5.05% 3/30/29	410,000	414,762
5.13% 7/1/49	370,000	289,544
5.38% 4/1/38	400,000	368,800
5.38% 5/1/47	200,000	164,749
5.50% 4/1/63	150,000	118,193
6.48% 10/23/45	290,000	272,648
6.55% 6/1/34	120,000	126,211
Paramount Global 4.20% 6/1/29	2,000,000	1,948,533
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Time Warner Cable LLC
6.55% 5/1/37	60,000	$61,228
6.75% 6/15/39	5,494,000	5,556,960
7.30% 7/1/38	13,600,000	14,568,055
		31,447,003
Mining–0.01%
Glencore Funding LLC
3.88% 10/27/27	30,000	29,893
4.00% 3/27/27	130,000	129,869
5.67% 4/1/35	480,000	501,151
6.14% 4/1/55	210,000	216,708
		877,621
Office Business Equipment–0.18%
CDW LLC/CDW Finance Corp. 3.28% 12/1/28	11,949,000	11,609,475
		11,609,475
Oil & Gas–0.17%
Ecopetrol SA 5.88% 5/28/45	970,000	721,529
Hilcorp Energy I LP/Hilcorp Finance Co. 6.00% 2/1/31	3,306,000	3,142,787
KazMunayGas National Co. JSC
5.38% 4/24/30	250,000	255,135
5.75% 4/19/47	794,000	750,237
Occidental Petroleum Corp.
3.00% 2/15/27	200,000	197,674
3.50% 8/15/29	120,000	115,819
4.20% 3/15/48	40,000	30,141
4.40% 4/15/46	90,000	71,084
4.50% 7/15/44	560,000	443,534
Petroleos Mexicanos 6.75% 9/21/47	4,103,000	3,373,502
Viper Energy Partners LLC
4.90% 8/1/30	1,945,000	1,967,309
5.70% 8/1/35	200,000	204,106
		11,272,857
Oil & Gas Services–0.06%
Guara Norte SARL 5.20% 6/15/34	4,171,649	4,071,618
		4,071,618
Packaging & Containers–0.05%
AptarGroup, Inc. 4.75% 3/30/31	3,325,000	3,348,476
		3,348,476
Pharmaceuticals–0.59%
AbbVie, Inc.
2.95% 11/21/26	160,000	158,754
3.20% 11/21/29	1,200,000	1,163,731
4.25% 11/21/49	380,000	312,951
4.55% 3/15/35	20,000	19,690
4.80% 3/15/29	300,000	307,358
4.88% 11/14/48	30,000	27,314
4.95% 3/15/31	130,000	134,419
5.05% 3/15/34	180,000	184,984
Bristol-Myers Squibb Co.
5.10% 2/22/31	160,000	166,599
5.20% 2/22/34	450,000	467,801
5.55% 2/22/54	10,000	9,821
CVS Health Corp.
1.88% 2/28/31	50,000	43,870
2.13% 9/15/31	180,000	158,124
3.63% 4/1/27	70,000	69,614
3.75% 4/1/30	230,000	224,585
LVIP Franklin Templeton Core Bond Fund-13

LVIP Franklin Templeton Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
CVS Health Corp. (continued)
4.13% 4/1/40	30,000	$25,637
4.30% 3/25/28	392,000	393,298
4.78% 3/25/38	3,000,000	2,831,735
5.00% 9/15/32	3,000,000	3,062,012
5.13% 7/20/45	270,000	243,758
5.40% 6/1/29	3,000,000	3,107,086
Merck & Co., Inc.
1.45% 6/24/30	600,000	536,523
2.75% 12/10/51	50,000	30,941
4.45% 12/4/32	1,745,000	1,747,432
4.75% 12/4/35	2,815,000	2,804,478
Novartis Capital Corp. 4.10% 11/5/30	12,440,000	12,426,744
Pfizer, Inc. 1.70% 5/28/30	1,030,000	932,944
Zoetis, Inc. 5.00% 8/17/35	6,500,000	6,571,222
		38,163,425
Pipelines–1.32%
Cheniere Energy Partners LP
4.50% 10/1/29	3,200,000	3,206,728
5.55% 10/30/35	220,000	224,923
Columbia Pipelines Holding Co. LLC 6.04% 8/15/28	220,000	228,630
Columbia Pipelines Operating Co. LLC 5.93% 8/15/30	3,200,000	3,385,140
Eastern Energy Gas Holdings LLC
5.65% 10/15/54	1,700,000	1,644,463
5.80% 1/15/35	4,330,000	4,571,961
Energy Transfer LP
3.75% 5/15/30	1,240,000	1,206,728
4.95% 6/15/28	80,000	81,322
5.25% 4/15/29	250,000	256,886
5.40% 10/1/47	210,000	188,715
5.50% 6/1/27	170,000	172,746
5.55% 5/15/34	210,000	215,808
6.10% 12/1/28	5,955,000	6,254,980
6.25% 4/15/49	410,000	405,783
μ6.50% 11/15/26	14,595,000	14,659,276
Kinder Morgan Energy Partners LP 5.50% 3/1/44	140,000	134,118
Kinder Morgan, Inc. 4.30% 3/1/28	220,000	221,074
MPLX LP
4.50% 4/15/38	230,000	209,708
4.80% 2/15/29	310,000	314,630
5.20% 3/1/47	100,000	89,361
5.20% 12/1/47	50,000	44,574
ONEOK, Inc.
5.05% 11/1/34	2,703,000	2,678,863
5.55% 11/1/26	100,000	101,077
5.70% 11/1/54	4,421,000	4,120,089
5.80% 11/1/30	160,000	168,658
6.63% 9/1/53	140,000	146,621
South Bow USA Infrastructure Holdings LLC 5.03% 10/1/29	6,800,000	6,897,788
Targa Resources Corp. 4.95% 4/15/52	70,000	59,831
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	10,782,000	10,784,680
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	12,998,000	$12,257,745
Transcontinental Gas Pipe Line Co. LLC
3.25% 5/15/30	180,000	172,447
5.10% 3/15/36	3,610,000	3,634,554
Venture Global Calcasieu Pass LLC 3.88% 11/1/33	6,969,000	5,975,303
Williams Cos., Inc.
4.85% 3/1/48	50,000	43,797
4.90% 1/15/45	270,000	241,632
5.10% 9/15/45	190,000	174,374
5.15% 3/15/34	380,000	386,368
8.75% 3/15/32	120,000	145,583
		85,706,964
Real Estate Investment Trusts–0.75%
American Tower Corp.
2.90% 1/15/30	8,800,000	8,353,601
4.70% 12/15/32	2,190,000	2,190,475
4.90% 3/15/30	980,000	1,000,905
Crown Castle, Inc. 4.90% 9/1/29	8,800,000	8,936,511
Extra Space Storage LP 5.40% 2/1/34	10,576,000	10,853,408
GLP Capital LP/GLP Financing II, Inc. 6.75% 12/1/33	3,200,000	3,477,997
VICI Properties LP
4.95% 2/15/30	7,877,000	7,971,549
5.63% 4/1/35	3,192,000	3,259,635
VICI Properties LP/VICI Note Co., Inc. 4.63% 12/1/29	2,690,000	2,684,750
		48,728,831
Retail–0.43%
7-Eleven, Inc.
1.30% 2/10/28	6,500,000	6,134,344
1.80% 2/10/31	6,500,000	5,691,905
Dick's Sporting Goods, Inc.
3.15% 1/15/32	3,200,000	2,941,300
4.10% 1/15/52	3,200,000	2,338,106
Home Depot, Inc.
1.38% 3/15/31	260,000	225,703
2.50% 4/15/27	100,000	98,391
2.70% 4/15/30	150,000	141,832
3.25% 4/15/32	270,000	254,171
3.30% 4/15/40	160,000	130,656
3.35% 4/15/50	210,000	148,138
3.90% 6/15/47	30,000	23,856
4.88% 6/25/27	2,379,000	2,419,229
4.95% 6/25/34	6,238,000	6,380,120
McDonald's Corp.
2.13% 3/1/30	220,000	203,165
3.60% 7/1/30	140,000	137,373
3.63% 9/1/49	30,000	22,077
4.20% 4/1/50	160,000	128,929
4.88% 12/9/45	330,000	300,734
		27,720,029
Semiconductors–0.61%
Broadcom, Inc.
3.14% 11/15/35	383,000	329,834
3.19% 11/15/36	8,000	6,785
4.15% 11/15/30	72,000	71,705
4.80% 2/15/36	220,000	217,084
4.90% 7/15/32	3,019,000	3,082,405
4.93% 5/15/37	199,000	196,415
LVIP Franklin Templeton Core Bond Fund-14

LVIP Franklin Templeton Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Broadcom, Inc. (continued)
5.05% 7/12/29	9,289,000	$9,563,744
5.20% 7/15/35	3,818,000	3,911,793
Foundry JV Holdco LLC
5.88% 1/25/34	300,000	308,084
5.90% 1/25/30	460,000	481,102
6.10% 1/25/36	7,202,000	7,529,235
6.15% 1/25/32	2,230,000	2,363,105
6.25% 1/25/35	4,000,000	4,241,565
Intel Corp.
1.60% 8/12/28	120,000	112,606
3.05% 8/12/51	60,000	36,896
4.75% 3/25/50	200,000	163,220
5.13% 2/10/30	170,000	174,263
Marvell Technology, Inc. 4.75% 7/15/30	6,500,000	6,584,926
		39,374,767
Software–0.45%
MSCI, Inc. 3.63% 9/1/30	8,800,000	8,405,501
Oracle Corp.
2.95% 4/1/30	40,000	36,927
3.60% 4/1/50	90,000	56,062
4.45% 9/26/30	3,530,000	3,453,526
4.65% 5/6/30	170,000	168,511
4.80% 9/26/32	5,015,000	4,841,591
5.20% 9/26/35	130,000	124,550
5.38% 9/27/54	330,000	266,896
5.88% 9/26/45	340,000	307,062
5.95% 9/26/55	270,000	239,224
Paychex, Inc. 5.10% 4/15/30	6,500,000	6,691,844
Synopsys, Inc.
4.85% 4/1/30	160,000	163,416
5.00% 4/1/32	130,000	132,744
5.15% 4/1/35	110,000	111,798
5.70% 4/1/55	4,398,000	4,362,769
		29,362,421
Telecommunications–1.85%
AT&T, Inc.
2.25% 2/1/32	330,000	289,412
2.55% 12/1/33	340,000	290,180
3.50% 9/15/53	15,749,000	10,539,612
3.55% 9/15/55	408,000	271,582
3.65% 9/15/59	50,000	32,973
3.80% 12/1/57	60,000	41,270
4.35% 3/1/29	1,300,000	1,306,776
4.35% 6/15/45	58,000	47,856
5.38% 8/15/35	3,449,000	3,534,361
6.05% 8/15/56	2,781,000	2,797,342
6.30% 1/15/38	4,110,000	4,453,694
Cipher Compute LLC 7.13% 11/15/30	14,836,000	15,110,212
Motorola Solutions, Inc. 2.30% 11/15/30	7,000,000	6,357,475
Rogers Communications, Inc.
5.30% 2/15/34	10,060,000	10,136,477
μ7.13% 4/15/55	5,800,000	6,107,353
Sprint Capital Corp. 6.88% 11/15/28	8,800,000	9,443,535
T-Mobile USA, Inc.
2.25% 11/15/31	220,000	194,854
2.55% 2/15/31	130,000	118,766
2.63% 2/15/29	450,000	429,519
3.00% 2/15/41	6,133,000	4,569,993
3.30% 2/15/51	60,000	40,109
3.75% 4/15/27	12,132,000	12,093,886
3.88% 4/15/30	1,910,000	1,878,246
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
T-Mobile USA, Inc. (continued)
5.13% 5/15/32	2,471,000	$2,542,837
5.15% 4/15/34	190,000	194,223
5.75% 1/15/34	3,046,000	3,226,982
5.88% 11/15/55	7,934,000	7,925,536
Verizon Communications, Inc.
1.75% 1/20/31	840,000	739,398
2.55% 3/21/31	398,000	363,451
2.65% 11/20/40	100,000	71,374
3.15% 3/22/30	170,000	162,800
3.40% 3/22/41	60,000	46,981
3.85% 11/1/42	530,000	424,959
4.00% 3/22/50	210,000	160,029
4.40% 11/1/34	220,000	212,261
4.50% 8/10/33	840,000	826,691
4.75% 1/15/33	4,945,000	4,941,128
4.78% 2/15/35	296,000	291,433
4.86% 8/21/46	20,000	17,765
5.25% 4/2/35	5,010,000	5,092,104
5.25% 3/16/37	130,000	130,854
5.50% 3/16/47	30,000	28,872
5.88% 11/30/55	2,240,000	2,213,123
		119,698,284
Transportation–0.06%
Burlington Northern Santa Fe LLC 5.55% 3/15/56	3,195,000	3,149,443
Union Pacific Corp.
2.15% 2/5/27	170,000	166,968
2.40% 2/5/30	160,000	149,781
3.75% 2/5/70	220,000	148,273
3.84% 3/20/60	90,000	64,928
		3,679,393
Trucking & Leasing–0.10%
SMBC Aviation Capital Finance DAC 5.30% 4/3/29	6,500,000	6,677,532
		6,677,532
Total Corporate Bonds (Cost $1,863,930,784)		1,870,126,178
NON-AGENCY ASSET-BACKED SECURITIES–7.43%
•AIMCO CLO 15 Ltd. Series 2021-15A Class AR 5.08% (3 mo. USD Term SOFR + 1.20%) 4/17/38	1,070,000	1,070,537
•Apex Credit CLO LLC Series 2021-2A Class A1AR 5.06% (3 mo. USD Term SOFR + 1.18%) 10/20/34	28,324,000	28,296,922
•Apex Credit CLO Ltd. Series 2020-1A Class A1RR 5.33% (3 mo. USD Term SOFR + 1.45%) 4/20/35	680,000	680,122
•Apidos Loan Fund Ltd. Series 2024-1A Class A1R 5.38% (3 mo. USD Term SOFR + 1.25%) 10/25/38	1,490,000	1,492,277
•Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A 5.43% (30 day USD SOFR Average + 1.45%) 1/15/37	212,475	212,475
LVIP Franklin Templeton Core Bond Fund-15

LVIP Franklin Templeton Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•ARES LXV CLO Ltd. Series 2022-65A Class A1R 4.98% (3 mo. USD Term SOFR + 1.12%) 7/25/34	29,000,000	$28,997,187
•ARES XLIV CLO Ltd. Series 2017-44A Class A1RR 5.03% (3 mo. USD Term SOFR + 1.13%) 4/15/34	740,000	740,605
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A Class A 5.36% 6/20/30	500,000	515,539
Series 2025-4A Class A 4.40% 2/20/32	260,000	258,534
•Battery Park CLO Ltd. Series 2019-1A Class AR 5.30% (3 mo. USD Term SOFR + 1.40%) 7/15/36	370,000	370,140
•Birch Grove CLO 4 Ltd. Series 2022-4A Class A1R 5.38% (3 mo. USD Term SOFR + 1.48%) 7/15/37	410,000	410,636
•Birch Grove CLO 8 Ltd. Series 2024-8A Class A1 5.51% (3 mo. USD Term SOFR + 1.63%) 4/20/37	240,000	240,835
•Black Diamond CLO Ltd. Series 2024-1A Class A1 5.51% (3 mo. USD Term SOFR + 1.65%) 10/25/37	1,360,000	1,362,652
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A Class A 2.44% 7/15/46	182,928	173,692
•BlueMountain CLO XXX Ltd. Series 2020-30A Class AR2 5.05% (3 mo. USD Term SOFR + 1.15%) 4/15/35	860,000	859,595
•BRAVO Residential Funding Trust Series 2025-HE1 Class A1 5.22% (30 day USD SOFR Average + 1.35%) 9/25/72	7,242,351	7,237,146
•Carlyle U.S. CLO Ltd. Series 2020-2A Class A1R2 4.94% (3 mo. USD Term SOFR + 1.08%) 1/25/35	27,000,000	27,019,818
•CarVal CLO XI C Ltd. Series 2024-3A Class A1 5.27% (3 mo. USD Term SOFR + 1.39%) 10/20/37	970,000	972,488
•CIFC Funding Ltd.
Series 2015-4A Class A1A2 5.22% (3 mo. USD Term SOFR + 1.33%) 4/20/34	440,000	440,088
Series 2018-1A Class A1R 5.20% (3 mo. USD Term SOFR + 1.32%) 1/18/38	440,000	441,325
Series 2021-7A Class AR 4.95% (3 mo. USD Term SOFR + 1.09%) 1/23/35	24,382,000	24,377,343
Series 2022-4A Class BR 5.44% (3 mo. USD Term SOFR + 1.55%) 7/16/35	4,700,000	4,707,816
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
CLI Funding IX LLC Series 2024-1A Class A 5.63% 7/20/49	616,931	$621,276
DataBank Issuer LLC Series 2021-1A Class A2 2.06% 2/27/51	7,763,000	7,727,907
Diamond Infrastructure Funding LLC Series 2021-1A Class A 1.76% 4/15/49	24,025,000	23,349,309
DLLMT LLC Series 2024-1A Class A4 4.98% 4/20/32	320,000	326,008
Driven Brands Funding LLC
Series 2024-1A Class A2 6.37% 10/20/54	839,375	868,319
Series 2025-1A Class A2 5.30% 10/20/55	260,000	259,047
•Elevation CLO Ltd. Series 2025-18A Class A1 5.12% (3 mo. USD Term SOFR + 1.24%) 3/28/38	650,000	650,178
•Elmwood CLO 26 Ltd. Series 2024-1A Class A1 5.38% (3 mo. USD Term SOFR + 1.50%) 4/18/37	200,000	200,490
•Elmwood CLO I Ltd. Series 2019-1A Class A1RR 5.40% (3 mo. USD Term SOFR + 1.52%) 4/20/37	670,000	671,552
•Empower CLO Ltd. Series 2024-1A Class A1 5.46% (3 mo. USD Term SOFR + 1.60%) 4/25/37	250,000	250,622
FIGRE Trust
φSeries 2025-FL2 Class A1 5.05% 11/25/55	2,399,000	2,405,123
•Series 2025-HE5 Class A 5.29% 8/25/55	3,556,610	3,570,382
Ford Credit Auto Owner Trust Series 2024-B Class A3 5.10% 4/15/29	12,787,000	12,951,475
Frontier Issuer LLC Series 2024-1 Class A2 6.19% 6/20/54	6,393,000	6,591,337
GGAM Master Trust International Ltd. Series 2025-1A Class A 5.92% 9/30/60	420,000	422,252
GM Financial Automobile Leasing Trust Series 2024-1 Class A3 5.09% 3/22/27	4,976,480	4,987,721
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1 5.13% 3/15/29	26,486,000	26,882,400
GoodLeap Sustainable Home Solutions Trust Series 2022-1GS Class A 2.70% 1/20/49	330,032	290,529
•Greystone CRE Notes LLC Series 2025-FL4 Class A 5.23% (1 mo. USD Term SOFR + 1.48%) 1/15/43	1,240,000	1,243,086
LVIP Franklin Templeton Core Bond Fund-16

LVIP Franklin Templeton Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
φGS Mortgage-Backed Securities Trust Series 2025-CES2 Class A1 5.18% 9/25/55	3,728,954	$3,738,188
•HalseyPoint CLO 3 Ltd. Series 2020-3A Class A1R 5.32% (3 mo. USD Term SOFR + 1.48%) 7/30/37	510,000	511,594
Hardee's Funding LLC Series 2021-1A Class A2 2.87% 6/20/51	687,600	642,066
Hertz Vehicle Financing III LLC
Series 2023-3A Class A 5.94% 2/25/28	250,000	253,741
Series 2023-4A Class A 6.15% 3/25/30	400,000	418,706
Series 2025-1A Class A 4.91% 9/25/29	780,000	789,010
Series 2025-2A Class A 5.13% 9/25/31	780,000	792,269
Hildene Community Funding CDO Ltd. Series 2015-1A Class ARR 2.60% 11/1/35	373,331	337,618
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B1 5.44% 10/20/32	700,382	707,897
•ICG U.S. CLO Ltd. Series 2014-1A Class A1A2 5.35% (3 mo. USD Term SOFR + 1.46%) 10/20/34	3,653,000	3,656,646
•KKR CLO 41 Ltd. Series 2022-41A Class A1 5.23% (3 mo. USD Term SOFR + 1.33%) 4/15/35	5,115,000	5,116,432
•Magnetite XXIX Ltd. Series 2021-29A Class BR 5.65% (3 mo. USD Term SOFR + 1.75%) 7/15/37	690,000	691,649
•Magnetite XXVII Ltd. Series 2020-27A Class ARR 5.16% (3 mo. USD Term SOFR + 1.23%) 10/20/38	1,060,000	1,060,082
MetroNet Infrastructure Issuer LLC Series 2025-2A Class A2 5.40% 8/20/55	740,000	750,430
•MF1 LLC Series 2025-FL19 Class A 5.22% (1 mo. USD Term SOFR + 1.49%) 5/18/42	1,330,000	1,332,905
MMAF Equipment Finance LLC Series 2024-A Class A4 5.10% 7/13/49	520,000	537,597
MVW LLC Series 2023-2A Class A 6.18% 11/20/40	140,192	144,098
•Navient Student Loan Trust Series 2016-3A Class A3 5.34% (30 day USD SOFR Average + 1.46%) 6/25/65	265,870	269,714
•Neuberger Berman Loan Advisers CLO 48 Ltd.
Series 2022-48A Class A1R 4.95% (3 mo. USD Term SOFR + 1.09%) 4/25/36	29,400,000	29,401,058
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Neuberger Berman Loan Advisers CLO 48 Ltd. (continued)
Series 2022-48A Class A2R 5.31% (3 mo. USD Term SOFR + 1.45%) 4/25/36	2,000,000	$2,000,062
NMEF Funding LLC Series 2025-A Class A2 4.72% 7/15/32	785,742	788,590
•Oaktree CLO Ltd. Series 2024-25A Class A 5.43% (3 mo. USD Term SOFR + 1.55%) 4/20/37	750,000	751,704
OCCU Auto Receivables Trust Series 2025-1A Class D 5.60% 11/15/34	750,000	758,628
•Ocean Trails CLO X Series 2020-10A Class AR2 5.20% (3 mo. USD Term SOFR + 1.30%) 10/15/34	690,000	689,386
•Octagon Investment Partners 51 Ltd. Series 2021-1A Class AR 4.87% (3 mo. USD Term SOFR + 0.99%) 7/20/34	10,047,000	10,052,868
•Palmer Square CLO Ltd. Series 2021-1A Class A1AR 5.03% (3 mo. USD Term SOFR + 1.15%) 4/20/38	890,000	890,378
•Parallel Ltd.
Series 2020-1A Class A1R 5.37% (3 mo. USD Term SOFR + 1.48%) 7/20/34	520,000	520,725
Series 2023-1A Class A1R 5.27% (3 mo. USD Term SOFR + 1.39%) 7/20/36	1,070,000	1,072,291
•Park Blue CLO Ltd.
Series 2022-2A Class A1R 5.30% (3 mo. USD Term SOFR + 1.42%) 7/20/37	770,000	771,762
Series 2024-5A Class A1 5.34% (3 mo. USD Term SOFR + 1.48%) 7/25/37	620,000	621,681
PK Alift Loan Funding 7 LP Series 2025-2 Class A 4.75% 3/15/43	2,945,009	2,950,560
•Point Au Roche Park CLO Ltd. Series 2021-1A Class A 5.23% (3 mo. USD Term SOFR + 1.34%) 7/20/34	2,050,000	2,051,683
Porsche Innovative Lease Owner Trust Series 2024-1A Class A3 4.67% 11/22/27	18,267,000	18,339,935
•Rockford Tower CLO Ltd. Series 2021-2A Class A2R 5.38% (3 mo. USD Term SOFR + 1.50%) 7/20/34	2,700,000	2,700,127
•Sagard-Halseypoint CLO 8 Ltd. Series 2024-8A Class A1 5.23% (3 mo. USD Term SOFR + 1.39%) 1/30/38	460,000	460,580
Santander Drive Auto Receivables Trust Series 2025-1 Class D 5.43% 3/17/31	7,078,000	7,188,367
LVIP Franklin Templeton Core Bond Fund-17

LVIP Franklin Templeton Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
SCF Equipment Leasing LLC Series 2025-1A Class A3 5.11% 11/21/33	1,030,000	$1,051,419
•Signal Peak CLO 5 Ltd. Series 2018-5A Class A1R 5.41% (3 mo. USD Term SOFR + 1.55%) 4/25/37	3,653,000	3,662,355
•Silver Point CLO 8 Ltd. Series 2025-8A Class A1 5.11% (3 mo. USD Term SOFR + 1.21%) 4/15/38	500,000	500,188
SMB Private Education Loan Trust Series 2024-E Class A1A 5.09% 10/16/56	517,033	525,059
•Sycamore Tree CLO Ltd. Series 2025-6A Class A1 5.08% (3 mo. USD Term SOFR + 1.20%) 4/20/38	800,000	797,898
Taco Bell Funding LLC Series 2025-1A Class A2I 4.82% 8/25/55	1,210,000	1,203,214
•Towd Point Mortgage Trust Series 2025-HE2 Class A1A 5.22% (30 day USD SOFR Average + 1.35%) 9/25/65	7,658,848	7,674,744
Toyota Auto Receivables Owner Trust Series 2024-B Class A3 5.33% 1/16/29	25,941,676	26,211,952
•Trestles CLO VII Ltd. Series 2024-7A Class A1 5.24% (3 mo. USD Term SOFR + 1.38%) 10/25/37	650,000	651,545
•Trinitas CLO XIV Ltd. Series 2020-14A Class A1R2 4.96% (3 mo. USD Term SOFR + 1.10%) 1/25/34	29,000,000	28,980,077
•Trinitas CLO XVI Ltd. Series 2021-16A Class A1R 5.01% (3 mo. USD Term SOFR + 1.13%) 7/20/34	860,000	859,841
•Trinitas CLO XVII Ltd. Series 2021-17A Class B1R 5.53% (3 mo. USD Term SOFR + 1.65%) 10/20/34	14,700,000	14,715,920
Triumph Rail Holdings LLC Series 2021-2 Class A 2.15% 6/19/51	403,374	389,925
•Venture 34 CLO Ltd. Series 2018-34A Class AR 5.18% (3 mo. USD Term SOFR + 1.28%) 10/15/31	3,270,915	3,271,880
•Venture 42 CLO Ltd. Series 2021-42A Class A1A 5.30% (3 mo. USD Term SOFR + 1.39%) 4/15/34	13,700,000	13,706,069
Verizon Master Trust Series 2024-3 Class A1A 5.34% 4/22/30	15,527,000	15,829,725
Volkswagen Auto Lease Trust Series 2024-A Class A3 5.21% 6/21/27	31,053,000	31,217,985
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Warwick Capital CLO 7 Ltd. Series 2025-7A Class A1 5.25% (3 mo. USD Term SOFR + 1.30%) 10/21/38	760,000	$760,830
•Woodmont Trust Series 2023-12A Class A1R 5.26% (3 mo. USD Term SOFR + 1.40%) 10/25/32	930,049	931,023
Total Non-Agency Asset-Backed Securities (Cost $480,760,054)		481,849,461
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.30%
φA&D Mortgage Trust Series 2024-NQM1 Class A1 6.20% 2/25/69	5,341,941	5,390,043
•Agate Bay Mortgage Trust
Series 2015-1 Class B1 3.61% 1/25/45	354,478	348,274
Series 2015-1 Class B2 3.61% 1/25/45	219,329	215,490
Angel Oak Mortgage Trust
•Series 2021-7 Class A3 2.34% 10/25/66	164,767	145,068
Series 2022-3 Class A1 4.00% 1/25/67	362,608	353,367
φSeries 2025-1 Class A1 5.69% 1/25/70	7,678,779	7,757,976
BRAVO Residential Funding Trust
•Series 2022-NQM3 Class A1 5.11% 7/25/62	589,054	589,023
φSeries 2024-NQM3 Class A1 6.19% 3/25/64	325,728	329,953
φSeries 2024-NQM5 Class A1 5.80% 6/25/64	184,497	186,681
φSeries 2024-NQM5 Class A3 6.16% 6/25/64	262,554	265,080
•Cascade Funding Mortgage Trust Series 2025-HB16 Class A 3.00% 3/25/35	2,322,340	2,281,070
•Chase Home Lending Mortgage Trust Series 2025-10 Class A11 5.17% (30 day USD SOFR Average + 1.30%) 7/25/56	4,986,976	4,995,170
•CIM Trust Series 2024-R1 Class A1 4.75% 6/25/64	791,893	794,166
•Citigroup Mortgage Loan Trust, Inc. Series 2025-4 Class A28 5.17% (30 day USD SOFR Average + 1.30%) 10/25/55	7,911,395	7,923,913
φCOLT Mortgage Loan Trust Series 2025-4 Class A1 5.79% 4/25/70	7,390,258	7,496,722
CSMC Trust
•Series 2020-RPL4 Class A1 2.00% 1/25/60	205,428	186,514
•Series 2021-AFC1 Class A1 0.83% 3/25/56	177,138	150,212
•Series 2021-AFC1 Class A3 1.17% 3/25/56	237,526	203,174
•Series 2021-NQM3 Class A3 1.63% 4/25/66	419,933	375,363
LVIP Franklin Templeton Core Bond Fund-18

LVIP Franklin Templeton Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
CSMC Trust (continued)
•Series 2021-NQM7 Class A1 1.76% 10/25/66	135,372	$121,559
•Series 2021-NQM8 Class A1 2.84% 10/25/66	733,356	678,846
Series 2021-RPL2 Class A1 2.00% 1/25/60	129,308	114,821
•Series 2022-NQM1 Class A1 2.27% 11/25/66	751,924	698,188
Deephaven Residential Mortgage Trust
•Series 2022-1 Class A1 2.21% 1/25/67	484,767	450,438
φSeries 2024-1 Class A1 5.74% 7/25/69	5,747,353	5,804,529
•EFMT Series 2025-NQM4 Class A1F 5.07% (30 day USD SOFR Average + 1.20%) 9/25/70	20,007,347	19,990,757
•Ellington Financial Mortgage Trust Series 2021-2 Class A1 0.93% 6/25/66	198,016	166,020
φGCAT Trust Series 2020-NQM1 Class A3 3.55% 1/25/60	334,058	329,560
•GS Mortgage-Backed Securities Trust
Series 2021-PJ7 Class A2 2.50% 1/25/52	8,732,219	7,287,309
Series 2025-PJ10 Class A27 5.22% (30 day USD SOFR Average + 1.35%) 4/25/56	4,763,121	4,772,341
Series 2025-PJ8 Class A27 5.17% (30 day USD SOFR Average + 1.30%) 2/25/56	2,135,026	2,138,108
JP Morgan Mortgage Trust
•Series 2014-2 Class B1 3.37% 6/25/29	588,553	575,483
•Series 2014-2 Class B2 3.37% 6/25/29	219,277	214,408
•Series 2015-1 Class B2 5.50% 12/25/44	748,233	744,816
•Series 2015-4 Class B1 3.51% 6/25/45	985,197	923,037
•Series 2015-4 Class B2 3.51% 6/25/45	772,488	723,749
•Series 2015-5 Class B2 5.60% 5/25/45	45,936	45,598
•Series 2015-6 Class B1 3.51% 10/25/45	700,812	680,586
•Series 2015-6 Class B2 3.51% 10/25/45	593,785	576,648
•Series 2015-6 Class B3 3.51% 10/25/45	976,245	877,457
•Series 2016-4 Class B1 3.78% 10/25/46	866,323	824,809
•Series 2016-4 Class B2 3.78% 10/25/46	1,586,279	1,510,264
•Series 2017-1 Class B3 3.45% 1/25/47	3,105,183	2,846,946
•Series 2017-2 Class A3 3.50% 5/25/47	259,592	234,991
•Series 2017-5 Class A2 4.75% 10/26/48	751,910	759,197
•Series 2020-2 Class A3 3.50% 7/25/50	343,479	308,007
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
JP Morgan Mortgage Trust (continued)
•Series 2020-7 Class A3 3.00% 1/25/51	1,555,731	$1,348,817
•Series 2021-1 Class A3 2.50% 6/25/51	2,703,944	2,256,525
•Series 2021-10 Class A3 2.50% 12/25/51	5,769,376	4,814,724
•Series 2021-11 Class A3 2.50% 1/25/52	9,720,259	8,124,010
•Series 2021-12 Class A3 2.50% 2/25/52	12,576,733	10,495,676
•Series 2021-13 Class A3 2.50% 4/25/52	12,594,009	10,510,094
φSeries 2024-VIS2 Class A1 5.85% 11/25/64	2,153,946	2,180,460
φSeries 2025-NQM1 Class A3 5.97% 6/25/65	1,071,018	1,080,505
•MFA Trust Series 2020-NQM1 Class A3 3.30% 8/25/49	81,155	78,947
φMill City Mortgage Loan Trust Series 2023-NQM2 Class A1 6.24% 12/25/67	4,344,944	4,341,794
•Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 Class A2A 2.50% 12/25/50	3,750,645	3,103,923
Series 2021-1 Class A2 2.50% 3/25/51	2,635,251	2,199,199
Series 2021-4 Class A3 2.50% 7/25/51	2,745,290	2,291,030
Series 2021-5 Class A3 2.50% 8/25/51	8,752,904	7,304,572
Series 2024-INV2 Class A1 6.50% 2/25/54	481,106	492,082
•New Residential Mortgage Loan Trust
Series 2014-2A Class A3 3.75% 5/25/54	128,764	124,052
Series 2015-2A Class A1 3.75% 8/25/55	430,528	421,613
Series 2015-2A Class A2 3.75% 8/25/55	245,059	238,537
Series 2016-3A Class A1B 3.25% 9/25/56	138,606	131,056
Series 2017-2A Class B2 4.75% 3/25/57	291,502	290,740
Series 2017-4A Class A1 4.00% 5/25/57	326,818	318,762
Series 2017-6A Class A1 4.00% 8/27/57	700,359	684,327
Series 2018-RPL1 Class A1 3.50% 12/25/57	462,468	452,452
Series 2022-NQM2 Class A1 3.08% 3/27/62	752,544	721,972
OBX Trust
•Series 2021-NQM2 Class A1 1.10% 5/25/61	142,662	119,054
•Series 2021-NQM3 Class A1 1.05% 7/25/61	208,767	173,697
•Series 2021-NQM4 Class A1 1.96% 10/25/61	467,478	403,910
•Series 2022-NQM1 Class A1 2.31% 11/25/61	712,167	645,894
φSeries 2024-NQM1 Class A1 5.93% 11/25/63	664,835	669,823
φSeries 2024-NQM11 Class A1 5.88% 6/25/64	170,452	172,357
LVIP Franklin Templeton Core Bond Fund-19

LVIP Franklin Templeton Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
OBX Trust (continued)
φSeries 2024-NQM17 Class A3 6.02% 11/25/64	789,629	$797,557
•Series 2025-J2 Class AF 5.17% (30 day USD SOFR Average + 1.30%) 9/25/55	11,007,196	11,024,735
φSeries 2025-NQM4 Class A3 5.76% 2/25/55	899,109	907,074
•PMT Loan Trust Series 2025-J2 Class A11 5.22% (30 day USD SOFR Average + 1.35%) 8/25/56	1,403,271	1,407,283
PRKCM Trust
•Series 2021-AFC2 Class A1 2.07% 11/25/56	202,963	181,755
φSeries 2024-HOME1 Class A1 6.43% 5/25/59	433,035	439,977
φPRPM LLC Series 2024-RCF1 Class A1 4.00% 1/25/54	189,466	187,586
•Radian Mortgage Capital Trust Series 2025-J3 Class A25 5.37% (30 day USD SOFR Average + 1.50%) 12/25/55	5,400,488	5,419,588
•RCKT Mortgage Trust
Series 2021-1 Class A1 2.50% 3/25/51	2,750,022	2,294,979
Series 2021-6 Class A1 2.50% 12/25/51	5,793,185	4,834,593
Series 2024-INV1 Class A1 6.50% 6/25/54	226,394	232,408
•Sequoia Mortgage Trust
Series 2013-4 Class B2 3.43% 4/25/43	282,305	274,077
Series 2015-1 Class B2 3.94% 1/25/45	474,819	464,823
Series 2020-4 Class A2 2.50% 11/25/50	2,265,891	1,882,459
•SG Residential Mortgage Trust Series 2022-1 Class A1 3.17% 3/27/62	728,534	698,620
•Station Place Securitization Trust Series 2025-7 Class A 4.63% (1 mo. USD Term SOFR + 0.90%) 11/24/26	21,115,000	20,926,696
•Towd Point Mortgage Trust
Series 2018-1 Class A1 3.00% 1/25/58	117,463	116,753
Series 2019-HY2 Class M2 5.75% (1 mo. USD Term SOFR + 2.01%) 5/25/58	300,000	303,672
φVerus Securitization Trust
Series 2024-6 Class A3 6.15% 7/25/69	177,337	179,305
Series 2025-1 Class A3 5.98% 1/25/70	283,167	285,989
•Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 Class A1 3.00% 12/25/49	532,756	461,618
Total Non-Agency Collateralized Mortgage Obligations (Cost $230,096,743)		213,897,882
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–6.76%
•AREIT Trust Series 2022-CRE6 Class A 5.19% (30 day USD SOFR Average + 1.25%) 1/20/37	258,824	$258,344
Bank
•Series 2017-BNK5 Class B 3.90% 6/15/60	3,731,000	3,632,600
Series 2019-BN20 Class A3 3.01% 9/15/62	5,625,000	5,283,312
Series 2020-BN25 Class A5 2.65% 1/15/63	21,533,000	19,989,797
•Series 2022-BNK40 Class B 3.39% 3/15/64	8,083,000	7,162,949
*•Bank5
Series 2025-5YR17 Class XA 1.19% 11/15/58	57,514,881	2,809,360
Series 2025-5YR19 Class XA 1.13% 12/15/58	93,026,250	4,634,958
BBCMS Mortgage Trust
Series 2020-C7 Class A5 2.04% 4/15/53	16,970,000	15,296,376
Series 2025-5C34 Class A3 5.66% 5/15/58	400,000	418,562
*•Series 2025-5C37 Class XA 1.66% 9/15/58	76,775,323	5,104,469
*•Series 2025-C39 Class XA 0.92% 12/15/58	129,583,000	8,761,210
Benchmark Mortgage Trust
•Series 2018-B1 Class A5 3.67% 1/15/51	1,220,000	1,205,728
Series 2020-B17 Class A5 2.29% 3/15/53	21,463,000	19,393,527
Series 2020-B19 Class A5 1.85% 9/15/53	27,498,000	24,268,035
Series 2020-B20 Class A5 2.03% 10/15/53	20,185,000	17,851,810
Series 2020-B22 Class A5 1.97% 1/15/54	22,240,000	19,518,698
Series 2021-B24 Class A5 2.58% 3/15/54	6,059,000	5,418,507
Series 2021-B25 Class A5 2.58% 4/15/54	12,905,000	11,581,248
•Series 2022-B32 Class B 3.20% 1/15/55	8,220,000	6,933,773
•Series 2022-B32 Class C 3.45% 1/15/55	10,047,000	7,905,534
•Series 2022-B33 Class B 3.61% 3/15/55	4,064,000	3,563,046
•Series 2022-B33 Class C 3.61% 3/15/55	4,064,000	3,249,721
•Series 2022-B34 Class A5 3.79% 4/15/55	4,325,866	4,037,689
•Series 2022-B35 Class A5 4.44% 5/15/55	13,924,000	13,598,002
•Series 2022-B36 Class A5 4.47% 7/15/55	7,284,000	7,134,910
*•Series 2025-V17 Class XA 1.51% 9/15/58	63,769,000	3,947,920
*•Series 2025-V18 Class XA 1.26% 10/15/58	52,502,050	2,798,092
BMO Mortgage Trust
•Series 2022-C1 Class A5 3.37% 2/15/55	3,247,000	3,017,572
*•Series 2025-5C12 Class XA 1.44% 10/15/58	50,542,317	3,044,194
LVIP Franklin Templeton Core Bond Fund-20

LVIP Franklin Templeton Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•BMP Trust Series 2024-MF23 Class A 5.12% (1 mo. USD Term SOFR + 1.37%) 6/15/41	1,000,000	$1,001,558
•BX Commercial Mortgage Trust
Series 2021-XL2 Class A 4.55% (1 mo. USD Term SOFR + 0.80%) 10/15/38	353,614	351,846
Series 2023-XL3 Class A 5.51% (1 mo. USD Term SOFR + 1.76%) 12/9/40	336,524	336,314
Series 2024-XL5 Class A 5.14% (1 mo. USD Term SOFR + 1.39%) 3/15/41	262,475	262,625
BX Trust
Series 2019-OC11 Class A 3.20% 12/9/41	270,000	254,553
•Series 2021-BXMF Class A 4.50% (1 mo. USD Term SOFR + 0.75%) 10/15/26	451,222	449,831
•Series 2022-LBA6 Class A 4.75% (1 mo. USD Term SOFR + 1.00%) 1/15/39	530,000	528,352
•Series 2024-PALM Class A 5.29% (1 mo. USD Term SOFR + 1.54%) 6/15/37	216,346	216,481
•Series 2024-VLT4 Class B 5.69% (1 mo. USD Term SOFR + 1.94%) 6/15/41	750,000	749,067
•Series 2025-VOLT Class A 5.45% (1 mo. USD Term SOFR + 1.70%) 12/15/44	3,921,000	3,916,102
Cantor Commercial Real Estate Lending
Series 2019-CF1 Class A5 3.79% 5/15/52	14,871,000	14,613,002
Series 2019-CF2 Class A5 2.87% 11/15/52	5,434,000	5,144,339
Series 2019-CF3 Class A4 3.01% 1/15/53	12,010,000	11,321,126
CD Mortgage Trust
Series 2016-CD1 Class A4 2.72% 8/10/49	610,000	601,582
Series 2016-CD2 Class A3 3.25% 11/10/49	8,802,813	8,752,475
•Series 2017-CD6 Class B 3.91% 11/13/50	2,760,000	2,645,577
Series 2019-CD8 Class A4 2.91% 8/15/57	14,682,000	13,712,473
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3 3.84% 12/10/54	6,475,000	6,430,789
Citigroup Commercial Mortgage Trust
Series 2016-P3 Class A4 3.33% 4/15/49	7,391,000	7,363,573
Series 2016-P6 Class A4 3.46% 12/10/49	88,681	88,207
Series 2017-C4 Class A4 3.47% 10/12/50	17,298,000	17,064,951
Series 2019-C7 Class A4 3.10% 12/15/72	10,872,000	10,341,051
Series 2020-555 Class A 2.65% 12/10/41	6,119,000	5,575,349
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
DB-JPM Mortgage Trust
Series 2016-C1 Class A4 3.28% 5/10/49	4,413,000	$4,400,137
Series 2020-C9 Class A5 1.93% 8/15/53	10,275,000	9,200,701
Series 2020-C9 Class B 2.57% 8/15/53	2,968,000	2,549,485
Grace Trust Series 2020-GRCE Class A 2.35% 12/10/40	8,503,000	7,607,683
GS Mortgage Securities Trust
•Series 2018-GS9 Class B 4.32% 3/10/51	2,875,000	2,695,867
Series 2019-GC39 Class A4 3.57% 5/10/52	2,200,000	2,102,178
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 Class B 3.50% 4/15/46	1,180,054	1,084,813
Series 2015-JP1 Class A5 3.91% 1/15/49	1,279,558	1,271,263
Series 2016-JP2 Class A4 2.82% 8/15/49	9,731,000	9,616,956
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 Class A4 3.14% 6/15/49	11,159,000	10,998,348
Series 2016-C4 Class A3 3.14% 12/15/49	6,530,000	6,420,592
Series 2017-C7 Class A5 3.41% 10/15/50	3,854,000	3,802,628
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29 Class A4 3.33% 5/15/49	170,000	169,314
Morgan Stanley Capital I Trust Series 2019-L3 Class A4 3.13% 11/15/52	5,845,000	5,567,257
•MSWF Commercial Mortgage Trust Series 2023-2 Class A5 6.01% 12/15/56	540,000	582,556
•MTN Commercial Mortgage Trust Series 2022-LPFL Class A 5.16% (1 mo. USD Term SOFR + 1.40%) 3/15/39	320,000	319,802
•NJ Trust Series 2023-GSP Class A 6.48% 1/6/29	420,000	439,636
•NYCT Trust Series 2024-3ELV Class A 5.74% (1 mo. USD Term SOFR + 1.99%) 8/15/29	310,000	310,387
•PFP Ltd. Series 2024-11 Class A 5.61% (1 mo. USD Term SOFR + 1.83%) 9/17/39	138,135	138,480
•SHRN Trust Series 2025-MF18 Class A 4.95% (1 mo. USD Term SOFR + 1.20%) 10/15/40	8,967,000	8,966,999
•SMRT Commercial Mortgage Trust Series 2022-MINI Class A 4.75% (1 mo. USD Term SOFR + 1.00%) 1/15/39	540,000	539,156
LVIP Franklin Templeton Core Bond Fund-21

LVIP Franklin Templeton Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
VLS Commercial Mortgage Trust Series 2020-LAB Class A 2.13% 10/10/42	480,000	$411,496
VNDO Trust Series 2016-350P Class A 3.81% 1/10/35	1,080,000	1,072,556
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 Class A3 2.65% 8/15/49	7,211,000	7,134,372
*•Series 2016-BNK1 Class XA 1.67% 8/15/49	3,530,300	4,206
*•Series 2016-C36 Class XA 1.14% 11/15/59	7,474,325	28,366
Series 2020-C58 Class A4 2.09% 7/15/53	2,991,000	2,682,066
Series 2024-C63 Class A5 5.31% 8/15/57	350,000	361,944
*•Series 2025-5C6 Class XA 1.37% 10/15/58	76,014,533	4,224,477
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $472,738,134)		438,244,887
ΔSOVEREIGN BONDS–0.06%
Chile—0.00%
Chile Government International Bonds 3.10% 1/22/61	290,000	179,365
		179,365
Israel—0.01%
Israel Government International Bonds 3.25% 1/17/28	400,000	392,873
		392,873
Mexico—0.03%
Mexico Government International Bonds 3.50% 2/12/34	2,010,000	1,737,645
		1,737,645
Peru—0.02%
Peru Government International Bonds
3.30% 3/11/41	70,000	54,047
3.55% 3/10/51	160,000	111,856
5.50% 3/30/36	1,250,000	1,274,500
		1,440,403
Uruguay—0.00%
Uruguay Government International Bonds 7.63% 3/21/36	80,000	96,652
		96,652
Total Sovereign Bonds (Cost $3,948,634)		3,846,938
SUPRANATIONAL BANKS–0.21%
Africa Finance Corp. 5.55% 10/8/29	5,393,000	5,525,949
μAfrican Development Bank 5.75% 5/7/34	5,914,000	5,900,453
μCorp. Andina de Fomento 6.75% 6/17/30	2,384,000	2,449,560
Total Supranational Banks (Cost $13,528,583)		13,875,962
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–28.37%
U.S. Treasury Bonds
1.13% 5/15/40	26,410,000	$16,756,939
2.25% 8/15/46	50,310,000	33,108,304
2.38% 11/15/49	224,110,000	143,946,904
2.50% 5/15/46	31,600,000	21,917,563
3.38% 11/15/48	24,860,000	19,669,504
4.13% 8/15/44	6,280,000	5,763,617
4.63% 11/15/44	180,122,000	176,505,489
4.63% 5/15/54	13,300,000	12,809,043
4.75% 5/15/55	182,268,000	179,106,789
4.75% 8/15/55	37,160,000	36,532,925
5.00% 5/15/45	96,927,000	99,501,624
U.S. Treasury Notes
0.63% 12/31/27	10,000	9,453
0.63% 5/15/30	82,320,000	72,239,015
1.13% 8/31/28	224,160,000	210,579,056
1.75% 1/31/29	168,510,000	159,663,225
3.38% 11/30/27	62,750,000	62,629,893
3.50% 10/31/27	37,670,000	37,678,829
3.50% 10/15/28	55,830,000	55,773,298
3.88% 7/15/28	13,577,000	13,691,556
3.88% 6/30/30	203,705,000	205,240,744
3.88% 8/15/33	33,000,000	32,725,430
4.00% 11/15/35	36,290,000	35,768,331
4.25% 11/15/34	12,000,000	12,126,094
4.25% 5/15/35	141,139,000	142,307,807
4.63% 9/30/28	12,000	12,339
4.63% 5/31/31	51,740,000	53,854,064
Total U.S. Treasury Obligations (Cost $1,854,084,389)		1,839,917,835

	Number of Shares
COMMON STOCK–0.01%
=†MNSN Holdings, Inc.	8,379	494,361
Total Common Stock (Cost $0)		494,361
MONEY MARKET FUND–0.28%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	17,989,715	17,989,715
Total Money Market Fund (Cost $17,989,715)		17,989,715

	Principal Amount°
SHORT-TERM INVESTMENTS—3.83%
Discounted Commercial Paper–3.83%
≠ABN AMRO Funding USA LLC
3.75% 1/2/26	60,000,000	59,993,833
≠Canadian Imperial Bank of Commerce
3.67% 1/2/26	50,000,000	49,994,972
3.84% 1/22/26	20,000,000	19,956,017
4.05% 1/30/26	25,000,000	24,920,250
≠Danske Bank AS
3.97% 1/28/26	3,000,000	2,991,292
≠Manhattan Asset Funding Co. LLC
3.70% 1/2/26	310,000	309,968
3.80% 1/5/26	25,000,000	24,989,611
≠MUFG Bank Ltd.
3.67% 1/7/26	24,000,000	23,985,520
≠Province of British Columbia
3.99% 2/3/26	4,550,000	4,533,734
≠Swedbank AB
4.08% 3/6/26	8,000,000	7,946,046
LVIP Franklin Templeton Core Bond Fund-22

LVIP Franklin Templeton Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
Discounted Commercial Paper (continued)
≠Toronto-Dominion Bank
3.79% 1/15/26	15,000,000	$14,978,242
4.06% 1/22/26	4,000,000	3,990,760
≠Toyota Credit de Puerto Rico Corp.
4.08% 3/23/26	10,000,000	9,912,731
Total Short-Term Investments (Cost $248,498,851)		248,502,976

TOTAL INVESTMENTS–116.83% (Cost $7,658,449,553)	7,577,221,291

	Principal Amount°	Value (U.S. $)
SECURITIES SOLD SHORT–(0.85%)
Agency Mortgage-Backed Securities–(0.85%)
Uniform Mortgage-Backed Security, TBA	(5,000,000)	$(4,421,680)
Uniform Mortgage-Backed Security, TBA	(41,000,000)	(37,900,976)
Uniform Mortgage-Backed Security, TBA	(13,000,000)	(12,963,438)
Total Securities Sold Short (Proceeds $(54,879,141) )		(55,286,094)

★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(15.98%)	(1,036,186,453)
NET ASSETS APPLICABLE TO 556,612,924 SHARES OUTSTANDING–100.00%	$6,485,748,744
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON CORE BOND FUND STANDARD CLASS ($1,739,021,704 / 149,135,198 Shares)	$11.661
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON CORE BOND FUND SERVICE CLASS ($4,746,727,040 / 407,477,726 Shares)	$11.649
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$7,808,859,658
Distributable earnings/(accumulated loss)	(1,323,110,914)
TOTAL NET ASSETS	$6,485,748,744

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2025. Rate will reset at a future date.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at December 31, 2025.
ΔSecurities have been classified by country of origin.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
†Non-income producing.
≠The rate shown is the effective yield at the time of purchase.

★Includes $109,510 expense reimbursement receivable from Lincoln Financial Investments Corporation, $1,192,332,366 payable for securities purchased, $13,878,750 payable for fund shares redeemed, $3,081,000 cash collateral due to brokers for TBAs, $121,668 other accrued expenses payable, $3,269,208 due to manager and affiliates, $40,109 payable for audit fee and $133,253 payable for fund accounting fee as of December 31, 2025.

LVIP Franklin Templeton Core Bond Fund-23

LVIP Franklin Templeton Core Bond Fund
Statement of Net Assets (continued)
Summary of Abbreviations:
BMO–Bank of Montreal
CLO–Collateralized Loan Obligation
CMT–Constant Maturity Treasury
DB-JPM–Deutsche Bank JPMorgan
FREMF–Freddie Mac Multifamily
GS–Goldman Sachs
JPM-DB–JPMorgan Deutsche Bank
REMIC–Real Estate Mortgage Investment Conduits
RFUCCT–Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR–Secured Overnight Financing Rate
STACR–Structured Agency Credit Risk
TBA–To be announced
yr.–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Core Bond Fund-24

LVIP Franklin Templeton Core Bond Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Interest	$292,666,371
EXPENSES:
Management fees	19,644,120
Distribution fees-Service Class	14,960,636
Shareholder servicing fees	1,844,798
Accounting and administration expenses	1,029,866
Reports and statements to shareholders	303,773
Professional fees	232,121
Trustees’ fees and expenses	185,435
Custodian fees	100,219
Pricing fees	73,622
Consulting fees	42,420
Other	130,903
38,547,913
Less:
Expenses reimbursed	(109,510)
Total operating expenses	38,438,403
NET INVESTMENT INCOME	254,227,968
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	(135,247,064)
Foreign currencies	35
Futures contracts	(6,765,036)
Swap contracts	(469,850)
Net realized loss	(142,481,915)
Net change in unrealized appreciation (depreciation) of:
Investments	294,853,188
Foreign currencies	36
Futures contracts	8,343,330
Securities sold short	(406,953)
Swap contracts	577,038
Net change in unrealized appreciation (depreciation)	303,366,639
NET REALIZED AND UNREALIZED GAIN	160,884,724
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$415,112,692
See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Core Bond Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$254,227,968	$278,403,121
Net realized loss	(142,481,915)	(84,041,687)
Net change in unrealized appreciation (depreciation)	303,366,639	(95,030,549)
Net increase in net assets resulting from operations	415,112,692	99,330,885
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(71,944,465)	(130,015,921)
Service Class	(181,492,743)	(193,000,979)
	(253,437,208)	(323,016,900)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	288,253,752	336,394,127
Service Class	375,451,814	457,599,207
Net assets from merger:
Standard Class	13,671,816	—
Service Class	509,882,993	—
Reinvestment of dividends and distributions:
Standard Class	71,944,465	130,015,921
Service Class	181,492,743	193,000,979
	1,440,697,583	1,117,010,234
Cost of shares redeemed:
Standard Class	(1,302,476,919)	(586,564,917)
Service Class	(628,121,470)	(347,943,369)
	(1,930,598,389)	(934,508,286)
Increase (decrease) in net assets derived from capital share transactions	(489,900,806)	182,501,948
NET DECREASE IN NET ASSETS	(328,225,322)	(41,184,067)
NET ASSETS:
Beginning of year	6,813,974,066	6,855,158,133
End of year	$6,485,748,744	$6,813,974,066
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Core Bond Fund-25

LVIP Franklin Templeton Core Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Core Bond Fund Standard Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.342	$11.728	$11.430	$13.691	$14.404
Income (loss) from investment operations:
Net investment income[2]	0.495	0.501	0.471	0.343	0.236
Net realized and unrealized gain (loss)	0.326	(0.302)	0.203	(2.209)	(0.493)
Total from investment operations	0.821	0.199	0.674	(1.866)	(0.257)
Less dividends and distributions from:
Net investment income	(0.502)	(0.585)	(0.376)	(0.375)	(0.284)
Net realized gain	—	—	—	—	(0.172)
Return of capital	—	—	—	(0.020)	—
Total dividends and distributions	(0.502)	(0.585)	(0.376)	(0.395)	(0.456)
Net asset value, end of period	$11.661	$11.342	$11.728	$11.430	$13.691
Total return[3]	7.25%	1.61% [4]	5.93%	(13.70% )	(1.80% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,739,022	$2,598,535	$2,805,120	$2,334,652	$2,932,099
Ratio of expenses to average net assets	0.37%	0.37%	0.37%	0.37%	0.36%
Ratio of net investment income to average net assets	4.23%	4.26%	4.06%	2.78%	1.67%
Portfolio turnover	197%	100%	121%	156%	298%

[1]	Effective August 1, 2025, Franklin Advisers, Inc. replaced Delaware Investments Fund Advisers as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]
In 2024, 0.06% of the fund’s total return consists of a voluntary reimbursement by sub-adviser Delaware Investments Fund Advisers for a realized investment loss. Excluding this item, total return would have been 1.55%.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Core Bond Fund-26

LVIP Franklin Templeton Core Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Core Bond Fund Service Class
	Year Ended
	12/31/25[1]	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.335	$11.723	$11.426	$13.684	$14.398
Income (loss) from investment operations:
Net investment income[2]	0.454	0.459	0.430	0.299	0.186
Net realized and unrealized gain (loss)	0.324	(0.302)	0.202	(2.206)	(0.492)
Total from investment operations	0.778	0.157	0.632	(1.907)	(0.306)
Less dividends and distributions from:
Net investment income	(0.464)	(0.545)	(0.335)	(0.331)	(0.236)
Net realized gain	—	—	—	—	(0.172)
Return of capital	—	—	—	(0.020)	—
Total dividends and distributions	(0.464)	(0.545)	(0.335)	(0.351)	(0.408)
Net asset value, end of period	$11.649	$11.335	$11.723	$11.426	$13.684
Total return[3]	6.87%	1.25% [4]	5.57%	(14.00% )	(2.14% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,746,727	$4,215,439	$4,050,038	$3,843,448	$4,823,857
Ratio of expenses to average net assets	0.72%	0.72%	0.72%	0.72%	0.71%
Ratio of net investment income to average net assets	3.88%	3.91%	3.71%	2.43%	1.32%
Portfolio turnover	197%	100%	121%	156%	298%

[1]	Effective August 1, 2025, Franklin Advisers, Inc. replaced Delaware Investments Fund Advisers as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]
In 2024, 0.05% of the fund’s total return consists of a voluntary reimbursement by sub-adviser Delaware Investments Fund Advisers for a realized investment loss. Excluding this item, total return would have been 1.20%.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Core Bond Fund-27

LVIP Franklin Templeton Core Bond Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Franklin Templeton Core Bond Fund (formerly, LVIP Macquarie Bond Fund)(the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek long-term total return and current income.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
To Be Announced Securities (TBA)–The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.
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LVIP Franklin Templeton Core Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Net Assets.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally separates the portion of realized gains and losses on investments in debt securities resulting from changes in foreign exchange rates from that which is due to changes in market prices of debt securities. Gains or losses attributable to the changes in foreign exchange rates are included in the Statement of Operations under “Net realized gain (loss) on foreign currencies”. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.
Effective October 31, 2025, LFI has contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceed 0.37% of the Fund’s average daily net assets for the Standard Class and 0.72% for the Service Class. The reimbursement is accrued daily and received monthly. This agreement will continue at least through October 31, 2027, and cannot be terminated before that date without the mutual agreement of the Board and LFI.
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LVIP Franklin Templeton Core Bond Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Effective August 1, 2025, Franklin Advisers, Inc. ("FAV") ("the Sub-Adviser") is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund’s average daily net assets. Prior to August 1, 2025, Delaware Investments Fund Advisers ("DIFA") was responsible for the day-to-day management of the Fund’s investment portfolio.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$529,316
Legal	87,814
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $188,214 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.35% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had receivables due from and liabilities payable to affiliates as follows:
Expense reimbursement receivable due from LFI	$109,510
Management fees payable to LFI	1,698,225
Distribution fees payable to LFD	1,409,361
Printing and mailing fees payable to Lincoln Life	2,058
Shareholder servicing fees payable to Lincoln Life	159,564
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the year ended December 31, 2025, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$1,974,652,529
Purchases of U.S. government securities	3,597,090,926
Sales other than U.S. government securities	2,175,265,349
Sales of U.S. government securities	3,841,761,263
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$7,661,879,032
Aggregate unrealized appreciation of investments	$59,619,506
Aggregate unrealized depreciation of investments	(144,684,200)
Net unrealized depreciation of investments	$(85,064,694)
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LVIP Franklin Templeton Core Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$217,526,453	$—	$217,526,453
Agency Commercial Mortgage-Backed Securities	—	44,473,538	—	44,473,538
Agency Mortgage-Backed Securities	—	2,186,475,105	—	2,186,475,105
Corporate Bonds	—	1,870,126,178	—	1,870,126,178
Non-Agency Asset-Backed Securities	—	481,849,461	—	481,849,461
Non-Agency Collateralized Mortgage Obligations	—	213,897,882	—	213,897,882
Non-Agency Commercial Mortgage-Backed Securities	—	438,244,887	—	438,244,887
Sovereign Bonds	—	3,846,938	—	3,846,938
Supranational Banks	—	13,875,962	—	13,875,962
U.S. Treasury Obligations	—	1,839,917,835	—	1,839,917,835
Common Stock	—	—	494,361	494,361
Money Market Fund	17,989,715	—	—	17,989,715
Short-Term Investments	—	248,502,976	—	248,502,976
Total Investments	$17,989,715	$7,558,737,215	$494,361	$7,577,221,291
Liabilities:
Agency Mortgage-Backed Securities	$—	$(55,286,094)	$—	$(55,286,094)
During the year ended December 31, 2025, there were no material transfers to or from Level 3 investments.
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LVIP Franklin Templeton Core Bond Fund
Notes to Financial Statements (continued)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales, premium amortization adjustments on certain debt instruments and outstanding straddle loss deferrals.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$253,437,208	$323,016,900
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$13,884,570
Capital loss carryforward	(1,245,597,796)
Other temporary differences	(6,332,994)
Net unrealized depreciation	(85,064,694)
Distributable earnings/(accumulated loss)	$(1,323,110,914)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, the Fund recorded the following permanent reclassifications primarily related to merger related adjustments.
Distributable Earnings/(Accumulated Loss)	Paid-in capital
$(226,887,976)	$226,887,976
As of December 31, 2025, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Short-Term	Long-Term	Total
$297,165,079	$948,432,717	$1,245,597,796
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	24,322,591	28,739,961
Service Class	31,494,214	39,289,150
Shares reinvested:
Standard Class	6,189,467	11,161,521
Service Class	15,628,888	16,574,795
Shares from merger:
Standard Class	1,129,527	—
Service Class	42,275,398	—
	121,040,085	95,765,427
Shares redeemed:
Standard Class	(111,608,297)	(49,975,858)
Service Class	(53,805,781)	(29,462,970)
	(165,414,078)	(79,438,828)
Net increase (decrease)	(44,373,993)	16,326,599
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LVIP Franklin Templeton Core Bond Fund
Notes to Financial Statements (continued)
7.  Fund Merger
As of the close of business on October 31, 2025, the Fund acquired all of the assets and liabilities of the LVIP Western Asset Core Bond Fund (“Acquired Fund”), an open-end investment company, in exchange for the shares of the LVIP Franklin Templeton Core Bond Fund (“Acquiring Fund”) pursuant to a Plan and Agreement of Reorganization (“Reorganization”). The purpose of the Reorganization was to combine 2 funds managed by LFI with comparable investment objectives and strategies. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Acquiring Fund reflected the historical basis of the assets of the Acquired Fund as of the date of the Reorganization. For financial reporting purposes, the Acquiring Fund was deemed to be the accounting survivor and assets received and shares issued by the Acquiring Fund were recorded at fair value. The shareholders of the Acquired Fund received shares of the respective class of the Acquiring Fund equal to the aggregate net asset value of their shares in the Acquired Fund prior to the Reorganization, as shown in the following table:
	Acquired Fund Shares Outstanding	Acquiring Fund	Shares Converted to Acquiring Fund	Acquired Fund Net Assets	Conversion Ratio
Acquired Fund - Standard Class	1,792,975	Standard Class	1,129,527	$13,671,816	0.630
Acquired Fund - Service Class	66,619,226	Service Class	42,275,398	509,882,993	0.635
The net assets of the Acquiring Fund before the acquisition were $5,976,850,156. The net assets of the Acquiring Fund immediately following the acquisition were $6,500,404,966.
If the acquisition had been completed on January 1, 2025, the beginning of the Acquiring Fund’s reporting period, the Acquiring Fund’s pro forma results of operations for the year ended December 31, 2025, would have been as follows (unaudited):
Net investment income (loss)	$270,233,090 (a)
Net realized gain (loss)	(143,910,749)(b)
Net change in unrealized appreciation (depreciation)	274,545,810 (c)
Net increase in net assets resulting from operations	$400,868,151

(a)	$254,227,968, as reported in the Statements of Changes in Net Assets, plus $16,005,122 Net investment income(loss) from Acquired Fund pre-merger.
(b)	$(142,481,915), as reported in the Statements of Changes in Net Assets, plus $(1,428,834) Net realized gain (loss) from Acquired Fund pre-merger.
(c)	$303,366,639, as reported in the Statements of Changes in Net Assets, plus $(28,820,829) Net change in unrealized appreciation (depreciation) from Acquired Fund pre-merger.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s Statements of Changes in Net Assets since November 3, 2025.
8. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
9. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the
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LVIP Franklin Templeton Core Bond Fund
Notes to Financial Statements (continued)
 9. Derivatives (continued)
contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, the Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.
Swap Contracts–The Fund enters into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.
Credit Default Swaps–A CDS contract is a risk-transfer instrument through which one party (a purchaser of protection) transfers to another party (a seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the counterparty the agreed-upon value for the reference security or basket of securities. Credit events generally include, among others, bankruptcy, failure to pay and obligation default.
During the year ended December 31, 2025, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on CDS contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of a CDS contract. Initial margin and variation margin is posted to central counterparties for centrally cleared CDS basket trades, as determined by an applicable central counterparty.
CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and for centrally cleared swaps, by trading these instruments through a central counterparty.
During the year ended December 31, 2025, the Fund used CDS contracts to gain exposure to certain securities or markets.
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(6,765,036)	$8,343,330
Swap contracts (Credit contracts)	Net realized gain (loss) from swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(469,850)	577,038
Total		$(7,234,886)	$8,920,368
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$791,176,940	$210,851,549
CDS contracts (average notional value)*	—	7,366,923

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LVIP Franklin Templeton Core Bond Fund
Notes to Financial Statements (continued)
 9. Derivatives (continued)
*Long represents buying protection and short represents selling protection.
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At December 31, 2025, the Fund had no assets and liabilities subject to offsetting provisions.
10. Risk Factors
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
11. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
12. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after
LVIP Franklin Templeton Core Bond Fund-35

LVIP Franklin Templeton Core Bond Fund
Notes to Financial Statements (continued)
 12. Recent Accounting Pronouncements (continued)
December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
13. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Franklin Templeton Core Bond Fund-36

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Franklin Templeton Core Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Franklin Templeton Core Bond Fund (formerly, LVIP Macquarie Bond Fund) (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP Franklin Templeton Core Bond Fund–37

LVIP Franklin Templeton Global Equity Managed Volatility Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP Franklin Templeton Global Equity Managed Volatility Fund

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–93.13%
Australia–0.03%
Pro Medicus Ltd.	1,711	$251,283
		251,283
Canada–2.20%
†Celestica, Inc.	6,498	1,920,874
Constellation Software, Inc.	35	84,185
Manulife Financial Corp.	216,200	7,850,649
Royal Bank of Canada	46,200	7,876,098
†Shopify, Inc. Class A	17,100	2,753,342
		20,485,148
Cayman Islands–0.00%
†Bullish	100	3,787
		3,787
China–0.18%
†BeOne Medicines Ltd. ADR	156	47,394
Tencent Holdings Ltd.	21,059	1,616,142
		1,663,536
Denmark–0.72%
†Ascendis Pharma AS ADR	3,442	733,972
Novo Nordisk AS Class B	118,394	6,004,761
		6,738,733
France–3.63%
Airbus SE	8,162	1,895,410
BNP Paribas SA	23,497	2,222,980
Capgemini SE	11,000	1,826,530
Cie de Saint-Gobain SA	14,495	1,474,024
Danone SA	14,186	1,279,563
LVMH Moet Hennessy Louis Vuitton SE	9,631	7,259,228
Sanofi SA	65,840	6,370,360
Veolia Environnement SA	150,357	5,232,043
Vinci SA	44,622	6,277,560
		33,837,698
Germany–3.77%
BASF SE	31,250	1,644,331
Daimler Truck Holding AG	126,248	5,468,118
Deutsche Bank AG	40,763	1,570,970
Deutsche Telekom AG	56,897	1,852,057
Fresenius Medical Care AG	89,585	4,279,076
Fresenius SE & Co. KGaA	22,566	1,292,847
Infineon Technologies AG	188,713	8,233,725
SAP SE	21,396	5,198,555
Siemens AG	3,508	982,508
†Siemens Energy AG	32,796	4,600,903
		35,123,090
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong–0.87%
AIA Group Ltd.	620,200	$6,383,777
Prudential PLC	108,686	1,671,925
		8,055,702
India–0.92%
HDFC Bank Ltd. ADR	235,004	8,587,046
		8,587,046
Ireland–2.13%
Accenture PLC Class A	11,562	3,102,085
AerCap Holdings NV	12,790	1,838,690
Medtronic PLC	90,366	8,680,558
Smurfit WestRock PLC	162,357	6,228,289
		19,849,622
Israel–0.02%
Elbit Systems Ltd.	262	151,360
		151,360
Japan–4.26%
Denso Corp.	69,207	955,895
Ebara Corp.	332,900	7,846,376
Mitsubishi Electric Corp.	301,741	8,797,814
Mizuho Financial Group, Inc.	290,800	10,612,617
Pan Pacific International Holdings Corp.	234,548	1,397,179
†Renesas Electronics Corp.	104,038	1,424,992
Toyota Motor Corp.	72,243	1,551,570
Toyota Motor Corp. ADR	33,100	7,085,386
		39,671,829
Netherlands–4.13%
Akzo Nobel NV	90,796	6,317,628
†Argenx SE	769	648,596
ASM International NV	9,155	5,542,389
ASML Holding NV.	342	365,892
Euronext NV	45,340	6,810,878
Heineken NV	133,105	10,982,083
ING Groep NV	223,468	6,281,289
†Magnum Ice Cream Co. NV	32,868	521,685
Stellantis NV	90,702	993,250
		38,463,690
Norway–0.67%
Norsk Hydro ASA	810,693	6,257,877
		6,257,877
Portugal–0.51%
Galp Energia SGPS SA	276,404	4,759,766
		4,759,766
Republic of Korea–1.64%
†Samsung Biologics Co. Ltd.	54	64,025
LVIP Franklin Templeton Global Equity Managed Volatility Fund-1

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Samsung Electronics Co. Ltd.	181,350	$15,199,830
†Samsung Episholdings Co. Ltd.	24	12,379
		15,276,234
Singapore–0.16%
DBS Group Holdings Ltd.	33,023	1,446,560
		1,446,560
Sweden–0.71%
Securitas AB Class B	398,538	6,337,996
†Spotify Technology SA	520	301,969
		6,639,965
Switzerland–1.86%
Adecco Group AG	164,533	4,738,550
Cie Financiere Richemont SA Class A	8,183	1,764,671
Novartis AG ADR	15,388	2,121,544
Roche Holding AG	4,866	2,009,513
†UBS Group AG	144,353	6,684,988
		17,319,266
Taiwan–1.83%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	55,937	16,998,695
		16,998,695
Thailand–0.07%
†Sea Ltd. ADR	4,956	632,237
		632,237
United Kingdom–8.31%
†ARM Holdings PLC ADR	841	91,930
AstraZeneca PLC	81,541	15,089,919
Barratt Redrow PLC	920,165	4,727,060
BP PLC	270,658	1,578,467
BP PLC ADR	105,919	3,678,567
British American Tobacco PLC	32,355	1,834,227
CNH Industrial NV	538,562	4,965,542
Haleon PLC	374,176	1,890,854
National Grid PLC	71,527	1,097,115
nVent Electric PLC	38,106	3,885,669
Reckitt Benckiser Group PLC	20,583	1,665,563
Rio Tinto PLC	15,501	1,248,621
Shell PLC	268,934	9,910,825
SSE PLC	351,888	10,316,622
Standard Chartered PLC	230,735	5,630,035
TechnipFMC PLC	4,186	186,528
Unilever PLC	146,083	9,544,656
		77,342,200
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States–54.36%
Abbott Laboratories	41,555	$5,206,426
AbbVie, Inc.	19,553	4,467,665
†Adaptive Biotechnologies Corp.	611	9,923
†Adobe, Inc.	4,717	1,650,903
†Affirm Holdings, Inc.	3,452	256,932
Allstate Corp.	37,918	7,892,632
†Alnylam Pharmaceuticals, Inc.	769	305,793
Alphabet, Inc. Class A	90,574	28,349,662
†Amazon.com, Inc.	34,193	7,892,428
American Tower Corp.	7,889	1,385,072
Amphenol Corp. Class A	7,695	1,039,902
Analog Devices, Inc.	21,573	5,850,598
Apple, Inc.	49,845	13,550,862
Applied Materials, Inc.	12,533	3,220,856
†AppLovin Corp. Class A	3,762	2,534,911
†Arcutis Biotherapeutics, Inc.	1,266	36,765
ARES Management Corp. Class A	24,833	4,013,758
†Arista Networks, Inc.	5,668	742,678
†Axon Enterprise, Inc.	2,386	1,355,081
†Axsome Therapeutics, Inc.	190	34,702
Baker Hughes Co.	438	19,947
Bank of America Corp.	33,250	1,828,750
Blackrock, Inc.	1,339	1,433,185
†Bloom Energy Corp. Class A	3,121	271,184
Booking Holdings, Inc.	171	915,761
†Bridgebio Pharma, Inc.	1,423	108,845
Broadcom, Inc.	55,780	19,305,458
†Builders FirstSource, Inc.	40,058	4,121,568
†Cadence Design Systems, Inc.	2,052	641,414
Capital One Financial Corp.	6,410	1,553,528
†Caris Life Sciences, Inc.	1,001	27,007
Carlisle Cos., Inc.	8,388	2,682,986
†Carvana Co.	1,193	503,470
Casey's General Stores, Inc.	4,633	2,560,705
Charles Schwab Corp.	151,049	15,091,306
†Charter Communications, Inc. Class A	5,595	1,167,956
Chevron Corp.	20,364	3,103,677
Cintas Corp.	18,823	3,540,042
†Circle Internet Group, Inc.	560	44,408
†Cloudflare, Inc. Class A	8,561	1,687,801
†Corcept Therapeutics, Inc.	705	24,534
CRH PLC	75,733	9,410,698
†Crowdstrike Holdings, Inc. Class A	685	321,101
Crown Holdings, Inc.	66,061	6,802,301
CVS Health Corp.	17,182	1,363,563
LVIP Franklin Templeton Global Equity Managed Volatility Fund-2

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Danaher Corp.	19,241	$4,404,650
Delta Air Lines, Inc.	120,311	8,349,583
†DoorDash, Inc. Class A	4,267	966,390
†Doximity, Inc. Class A	451	19,970
DR Horton, Inc.	15,161	2,183,639
Ecolab, Inc.	12,114	3,180,167
Elevance Health, Inc.	4,464	1,564,855
Eli Lilly & Co.	7,623	8,192,286
EOG Resources, Inc.	26,011	2,731,415
Erie Indemnity Co. Class A	3,991	1,144,020
Exxon Mobil Corp.	19,508	2,347,593
Ferguson Enterprises, Inc.	37,320	8,308,552
Fidelity National Information Services, Inc.	110,872	7,368,553
†Figma, Inc. Class A	283	10,576
†Figure Technology Solutions, Inc. Class A	741	30,262
†First Solar, Inc.	155	40,491
†Fiserv, Inc.	13,230	888,659
Freeport-McMoRan, Inc.	116,576	5,920,895
GE Vernova, Inc.	687	449,003
†GeneDx Holdings Corp.	1,737	225,914
General Dynamics Corp.	10,202	3,434,605
Global Payments, Inc.	11,831	915,719
†Guardant Health, Inc.	6,027	615,598
†Guidewire Software, Inc.	1,012	203,422
HCA Healthcare, Inc.	16,855	7,868,925
†HeartFlow, Inc.	2,155	62,818
Hewlett Packard Enterprise Co.	198,425	4,766,168
†Hinge Health, Inc. Class A	2,036	94,572
Honeywell International, Inc.	12,920	2,520,563
Humana, Inc.	7,252	1,857,455
†ICON PLC	31,600	5,758,152
†IDEXX Laboratories, Inc.	338	228,667
†Insmed, Inc.	3,163	550,488
International Paper Co.	40,469	1,594,074
Intuit, Inc.	1,821	1,206,267
†Intuitive Surgical, Inc.	2,227	1,261,284
†Ionis Pharmaceuticals, Inc.	2,406	190,339
†Jazz Pharmaceuticals PLC	1,213	206,210
Johnson & Johnson	26,099	5,401,188
Johnson Controls International PLC	42,833	5,129,252
JPMorgan Chase & Co.	29,726	9,578,312
†Karman Holdings, Inc.	3,980	291,217
†Kestra Medical Technologies Ltd.	1,186	31,453
KeyCorp	485,596	10,022,701
KLA Corp.	854	1,037,678
†Kratos Defense & Security Solutions, Inc.	8,081	613,429
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Krystal Biotech, Inc.	339	$83,577
Lam Research Corp.	7,011	1,200,143
†Legence Corp. Class A	2,226	95,807
†Life360, Inc.	1,389	89,090
†Ligand Pharmaceuticals, Inc.	1,540	291,168
Linde PLC	15,654	6,674,709
Lowe's Cos., Inc.	18,540	4,471,106
Marsh & McLennan Cos., Inc.	11,189	2,075,783
Mastercard, Inc. Class A	3,426	1,955,835
McDonald's Corp.	16,738	5,115,635
†Medpace Holdings, Inc.	336	188,714
Merck & Co., Inc.	18,038	1,898,680
Meta Platforms, Inc. Class A	9,484	6,260,294
Micron Technology, Inc.	25,794	7,361,866
Microsoft Corp.	61,517	29,750,852
Mondelez International, Inc. Class A	27,283	1,468,644
†MongoDB, Inc.	342	143,534
Monolithic Power Systems, Inc.	857	776,750
Morgan Stanley	37,533	6,663,233
Motorola Solutions, Inc.	4,796	1,838,403
Nasdaq, Inc.	59,580	5,787,005
†Natera, Inc.	4,968	1,138,119
†Netflix, Inc.	14,912	1,398,149
NextEra Energy, Inc.	33,846	2,717,157
†Nextpower, Inc. Class A	337	29,356
NVIDIA Corp.	64,950	12,113,175
†Oceaneering International, Inc.	894	21,483
Old Dominion Freight Line, Inc.	8,211	1,287,485
Oracle Corp.	34,216	6,669,041
†Palantir Technologies, Inc. Class A	5,485	974,959
†Palo Alto Networks, Inc.	3,414	628,859
Parker-Hannifin Corp.	4,541	3,991,357
PepsiCo, Inc.	21,784	3,126,440
PNC Financial Services Group, Inc.	32,754	6,836,742
PPG Industries, Inc.	13,381	1,371,017
Procter & Gamble Co.	27,298	3,912,076
†PTC Therapeutics, Inc.	510	38,740
Quanta Services, Inc.	753	317,811
†Reddit, Inc. Class A	1,548	355,839
†Revolution Medicines, Inc.	685	54,560
†Rhythm Pharmaceuticals, Inc.	388	41,532
†Robinhood Markets, Inc. Class A	6,148	695,339
†ROBLOX Corp. Class A	6,857	555,623
†Rocket Lab Corp.	4,460	311,130
LVIP Franklin Templeton Global Equity Managed Volatility Fund-3

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Roku, Inc.	883	$95,797
Roper Technologies, Inc.	7,172	3,192,472
Ross Stores, Inc.	18,611	3,352,586
RTX Corp.	28,694	5,262,480
S&P Global, Inc.	1,497	782,317
†ServiceTitan, Inc. Class A	2,766	294,579
Sherwin-Williams Co.	5,967	1,933,487
†SiTime Corp.	74	26,136
SLB Ltd.	32,919	1,263,431
†Snowflake, Inc. Class A	1,023	224,405
STERIS PLC	9,931	2,517,707
Stryker Corp.	18,240	6,410,813
†Symbotic, Inc.	1,349	80,265
†Synopsys, Inc.	1,029	483,342
†Tarsus Pharmaceuticals, Inc.	744	60,919
†Tempus AI, Inc.	2,554	150,814
†Tesla, Inc.	5,982	2,690,225
Texas Instruments, Inc.	34,133	5,921,734
†Toast, Inc. Class A	285	10,120
Tractor Supply Co.	40,650	2,032,906
Tradeweb Markets, Inc. Class A	2,608	280,464
†Uber Technologies, Inc.	4,112	335,991
Union Pacific Corp.	5,857	1,354,841
†United Therapeutics Corp.	264	128,634
†Unity Software, Inc.	709	31,317
†Veeva Systems, Inc. Class A	354	79,023
Visa, Inc. Class A	27,716	9,720,278
Walmart, Inc.	68,691	7,652,864
Walt Disney Co.	14,194	1,614,851
WEC Energy Group, Inc.	15,890	1,675,759
Wells Fargo & Co.	111,410	10,383,412
West Pharmaceutical Services, Inc.	7,278	2,002,469
WW Grainger, Inc.	3,643	3,675,969
Zimmer Biomet Holdings, Inc.	60,321	5,424,064
		506,020,061
Uruguay–0.15%
†MercadoLibre, Inc.	685	1,379,768
		1,379,768
Total Common Stock (Cost $523,702,408)		866,955,153
	Number of Shares	Value (U.S. $)
ΔWARRANT–0.00%
Canada–0.00%
=†Constellation Software, Inc. exp 3/31/40 exercise price CAD 1.0000	236	$0
Total Warrant (Cost $0)		0

	Principal Amount°
ΔCORPORATE BONDS–0.04%
United States–0.04%
Michaels Cos., Inc. 7.88% 5/1/29	266,000	245,543
Neptune Bidco U.S., Inc. 10.38% 5/15/31	196,000	200,967
Total Corporate Bonds (Cost $375,387)		446,510
ΔLOAN AGREEMENTS–0.19%
United States–0.19%
•CoreLogic, Inc. 7.33% (1 mo. USD Term SOFR + 3.50%) 6/2/28	415,941	415,792
•Michaels Cos., Inc. 8.18% (3 mo. USD Term SOFR + 4.25%) 4/17/28	499,371	481,893
•Neptune Bidco U.S., Inc.
8.76% (3 mo. USD Term SOFR + 4.75%) 10/11/28	494,520	487,498
9.01% (3 mo. USD Term SOFR + 5.00%) 4/11/29	373,828	369,248
Total Loan Agreements (Cost $1,644,795)		1,754,431

	Number of Shares
MONEY MARKET FUND–6.30%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 3.74%)	58,602,418	58,602,418
Total Money Market Fund (Cost $58,602,418)		58,602,418

TOTAL INVESTMENTS–99.66% (Cost $584,325,008)	927,758,512
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.34%	3,181,830
NET ASSETS APPLICABLE TO 20,897,834 SHARES OUTSTANDING–100.00%	$930,940,342
LVIP Franklin Templeton Global Equity Managed Volatility Fund-4

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY FUND STANDARD CLASS ($96,959,407 / 2,175,736 Shares)	$44.564
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY FUND SERVICE CLASS ($833,980,935 / 18,722,098 Shares)	$44.545
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$511,268,754
Distributable earnings/(accumulated loss)	419,671,588
TOTAL NET ASSETS	$930,940,342

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

★Includes $2,509,939 cash collateral held at broker for futures contracts, $613,081 payable for securities purchased, $923,378 payable for fund shares redeemed, $46,475 other accrued expenses payable, $705,148 due to manager and affiliates, $398 due to custodian, $219,734 variation margin due to broker on futures contracts, $19,686 payable for audit fee and $36,706 payable for fund accounting fee as of
December 31, 2025.

The following futures contracts were outstanding at December 31, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
25	CME British Pound Currency Futures	$2,102,812	$2,080,847	3/16/26	$21,965	$—
24	CME Euro Foreign Exchange Currency Futures	3,534,000	3,506,079	3/16/26	27,921	—
31	CME Japanese Yen Currency Futures	2,487,169	2,512,244	3/16/26	—	(25,075)
					49,886	(25,075)
Equity Contracts:
56	CME E-mini S&P 500 Index Futures	19,299,000	19,295,386	3/20/26	3,614	—
17	CME E-mini S&P MidCap 400 Index Futures	5,652,840	5,738,695	3/20/26	—	(85,855)
54	Eurex EURO STOXX 50 Futures	3,706,746	3,654,230	3/20/26	52,516	—
16	FTSE 100 Index Futures	2,143,996	2,091,936	3/20/26	52,060	—
8	OSE Nikkei 225 Index Futures	2,574,055	2,579,965	3/12/26	—	(5,910)
					108,190	(91,765)
Total Futures Contracts					$158,076	$(116,840)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

LVIP Franklin Templeton Global Equity Managed Volatility Fund-5

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Net Assets (continued)

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
CAD–Canadian Dollar
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SOFR–Secured Overnight Financing Rate
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-6

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Dividends	$18,067,197
Interest	2,601,237
Foreign taxes withheld	(949,102)
19,719,332
EXPENSES:
Management fees	5,978,311
Distribution fees-Service Class	2,074,635
Shareholder servicing fees	267,202
Accounting and administration expenses	193,575
Custodian fees	89,058
Professional fees	67,645
Reports and statements to shareholders	27,420
Trustees’ fees and expenses	26,869
Consulting fees	24,394
Pricing fees	22,212
Other	26,670
8,797,991
Less:
Management fees waived	(92,139)
Total operating expenses	8,705,852
NET INVESTMENT INCOME	11,013,480
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	116,253,758
Foreign currencies	(103,689)
Foreign currency exchange contracts	(388,278)
Futures contracts	(40,161,804)
Net realized gain	75,599,987
Net change in unrealized appreciation (depreciation) of:
Investments	27,358,574
Foreign currencies	111,152
Foreign currency exchange contracts	(360,706)
Futures contracts	1,903,152
Net change in unrealized appreciation (depreciation)	29,012,172
NET REALIZED AND UNREALIZED GAIN	104,612,159
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$115,625,639
See accompanying notes, which are an integral part of the financial statements.

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$11,013,480	$11,921,873
Net realized gain	75,599,987	101,621,606
Net change in unrealized appreciation (depreciation)	29,012,172	699,702
Net increase in net assets resulting from operations	115,625,639	114,243,181
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(10,703,824)	(5,141,975)
Service Class	(92,812,606)	(46,949,065)
	(103,516,430)	(52,091,040)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	8,359,591	6,329,622
Service Class	25,288,661	21,765,740
Reinvestment of dividends and distributions:
Standard Class	10,703,824	5,141,975
Service Class	92,812,606	46,949,065
	137,164,682	80,186,402
Cost of shares redeemed:
Standard Class	(13,917,455)	(13,429,796)
Service Class	(145,132,275)	(159,357,378)
	(159,049,730)	(172,787,174)
Decrease in net assets derived from capital share transactions	(21,885,048)	(92,600,772)
NET DECREASE IN NET ASSETS	(9,775,839)	(30,448,631)
NET ASSETS:
Beginning of year	940,716,181	971,164,812
End of year	$930,940,342	$940,716,181
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-7

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Global Equity Managed Volatility Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$44.219	$41.594	$37.707	$45.868	$39.545
Income (loss) from investment operations:
Net investment income[1]	0.637	0.648	0.628	0.501	0.385
Net realized and unrealized gain (loss)	5.119	4.570	5.769	(6.164)	6.464
Total from investment operations	5.756	5.218	6.397	(5.663)	6.849
Less dividends and distributions from:
Net investment income	(0.583)	(0.710)	(0.657)	(0.624)	(0.526)
Net realized gain	(4.828)	(1.883)	(1.853)	(1.874)	—
Total dividends and distributions	(5.411)	(2.593)	(2.510)	(2.498)	(0.526)
Net asset value, end of period	$44.564	$44.219	$41.594	$37.707	$45.868
Total return[2]	13.51%	12.54%	17.24%	(12.06% )	17.32%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$96,959	$90,756	$87,204	$78,905	$98,213
Ratio of expenses to average net assets	0.72%	0.72%	0.72%	0.72%	0.71%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.73%	0.73%	0.73%	0.73%	0.72%
Ratio of net investment income to average net assets	1.42%	1.44%	1.56%	1.24%	0.88%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.41%	1.43%	1.55%	1.23%	0.87%
Portfolio turnover	36%	27%	20%	29%	27%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-8

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Global Equity Managed Volatility Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$44.212	$41.586	$37.705	$45.861	$39.540
Income (loss) from investment operations:
Net investment income[1]	0.524	0.535	0.526	0.399	0.275
Net realized and unrealized gain (loss)	5.108	4.567	5.761	(6.159)	6.457
Total from investment operations	5.632	5.102	6.287	(5.760)	6.732
Less dividends and distributions from:
Net investment income	(0.471)	(0.593)	(0.553)	(0.522)	(0.411)
Net realized gain	(4.828)	(1.883)	(1.853)	(1.874)	—
Total dividends and distributions	(5.299)	(2.476)	(2.406)	(2.396)	(0.411)
Net asset value, end of period	$44.545	$44.212	$41.586	$37.705	$45.861
Total return[2]	13.22%	12.26%	16.95%	(12.28% )	17.03%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$833,981	$849,960	$883,961	$859,170	$1,071,692
Ratio of expenses to average net assets	0.97%	0.97%	0.97%	0.97%	0.96%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.98%	0.98%	0.98%	0.98%	0.97%
Ratio of net investment income to average net assets	1.17%	1.19%	1.31%	0.99%	0.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.16%	1.18%	1.30%	0.98%	0.62%
Portfolio turnover	36%	27%	20%	29%	27%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-9

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Franklin Templeton Global Equity Managed Volatility Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to provide long-term capital growth, which it seeks to achieve through a flexible policy of investing primarily in stocks of companies organized in the United States or in any foreign nation. A portion of the Fund may also be invested in debt obligations of companies and governments of any nation.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-10

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2025, the value and cost of foreign currency held by the LVIP Franklin Templeton Global Equity Managed Volatility Fund is $947 and $928 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Fund's understanding of the applicable country’s tax rules and rates.   In addition, the Fund may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. Commission rebates are included in “Net realized gain (loss) from investments” on the Statement of Operations and totaled $1,215 for the year ended December 31, 2025. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-advisers, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.75% of the first $200 million of the Fund’s average daily net assets; 0.65% of the next $300 million; and 0.60% of the Fund’s average daily net assets in excess of $500 million.   LFI has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.01% of the Fund's average daily net assets.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
Templeton Investment Counsel, LLC, Franklin Advisers, Inc., and Franklin Mutual Advisers, LLC (the “Sub-Advisers”) are each responsible for the day-to-day management of a portion of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Advisers a fee based on their respective managed portion of the Fund’s average daily net assets.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-11

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Schroder Investment Management North America Inc. (“Sub-Adviser”) and Schroder Investment Management North America Limited (“Sub-Sub-Adviser”) are responsible for managing the Fund's volatility management overlay. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets. The Sub-Adviser pays the Sub-Sub-Adviser directly for services performed.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$76,454
Legal	12,657
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $14,297 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$504,803
Distribution fees payable to LFD	177,175
Printing and mailing fees payable to Lincoln Life	236
Shareholder servicing fees payable to Lincoln Life	22,934
The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price.   For the year ended December 31, 2025, the Fund did not engage in any 17a-7 securities purchases or sales.
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases	$310,055,335
Sales	460,354,133
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund were as follows:
Cost of investments and derivatives	$586,325,568
Aggregate unrealized appreciation of investments and derivatives	$355,119,816
Aggregate unrealized depreciation of investments and derivatives	(13,633,672)
Net unrealized appreciation of investments and derivatives	$341,486,144
LVIP Franklin Templeton Global Equity Managed Volatility Fund-12

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-13

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$251,283	$—	$251,283
Canada	20,485,148	—	—	20,485,148
Cayman Islands	3,787	—	—	3,787
China	47,394	1,616,142	—	1,663,536
Denmark	733,972	6,004,761	—	6,738,733
France	—	33,837,698	—	33,837,698
Germany	—	35,123,090	—	35,123,090
Hong Kong	—	8,055,702	—	8,055,702
India	8,587,046	—	—	8,587,046
Ireland	13,621,333	6,228,289	—	19,849,622
Israel	151,360	—	—	151,360
Japan	7,085,386	32,586,443	—	39,671,829
Netherlands	952,441	37,511,249	—	38,463,690
Norway	—	6,257,877	—	6,257,877
Portugal	—	4,759,766	—	4,759,766
Republic of Korea	12,379	15,263,855	—	15,276,234
Singapore	—	1,446,560	—	1,446,560
Sweden	301,969	6,337,996	—	6,639,965
Switzerland	8,806,532	8,512,734	—	17,319,266
Taiwan	16,998,695	—	—	16,998,695
Thailand	632,237	—	—	632,237
United Kingdom	12,808,236	64,533,964	—	77,342,200
United States	496,609,363	9,410,698	—	506,020,061
Uruguay	1,379,768	—	—	1,379,768
Warrant	—	—	— *	—
Corporate Bonds	—	446,510	—	446,510
Loan Agreements	—	1,754,431	—	1,754,431
Money Market Fund	58,602,418	—	—	58,602,418
Total Investments	$647,819,464	$279,939,048	$—	$927,758,512
Derivatives:

Assets:
Futures Contracts	$158,076	$—	$—	$158,076
Liabilities:
Futures Contracts	$(116,840)	$—	$—	$(116,840)

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
During the year ended December 31, 2025, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at December 31, 2025, a portion of the Fund's equity holdings was categorized as Level 2.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales and mark-to-market adjustments on certain derivatives.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
LVIP Franklin Templeton Global Equity Managed Volatility Fund-14

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 4. Dividend and Distribution Information (continued)
	Year Ended
	12/31/25	12/31/24
Ordinary income	$10,008,884	$13,772,462
Long-term capital gains	93,507,546	38,318,578
Total	$103,516,430	$52,091,040
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$170,239
Undistributed long-term capital gains	78,015,203
Other temporary differences	2
Net unrealized appreciation	341,486,144
Distributable earnings/(accumulated loss)	$419,671,588
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	185,549	140,643
Service Class	571,302	482,189
Shares reinvested:
Standard Class	246,855	114,816
Service Class	2,146,597	1,048,808
	3,150,303	1,786,456
Shares redeemed:
Standard Class	(309,094)	(299,590)
Service Class	(3,220,530)	(3,562,624)
	(3,529,624)	(3,862,214)
Net decrease	(379,321)	(2,075,758)
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Foreign Currency Exchange Contracts–The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is paid for and delivered. The Fund may also use these contracts to hedge the U.S.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-15

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
dollar value of securities it already owns that are denominated in foreign currencies and to facilitate or expedite the settlement of portfolio transactions. A change in a contract’s value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of foreign currency exchange contracts establishes a rate of exchange that can be achieved in the future but does not eliminate fluctuations in the underlying prices of the securities. Although foreign currency exchange contracts may limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to the risk that counterparties to the contracts may be unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. This risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
During the year ended December 31, 2025, the Fund entered into foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; to hedge currency risks associated with the Fund’s investments and as a cash management tool.
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$108,190	Receivables and other assets net of liabilities	$(91,765)
Futures contracts (Currency contracts)	Receivables and other assets net of liabilities	49,886	Receivables and other assets net of liabilities	(25,075)
Total		$158,076		$(116,840)
LVIP Franklin Templeton Global Equity Managed Volatility Fund-16

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign currency exchange contracts (Currency contracts)	Net realized gain (loss) from foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(388,278)	$(360,706)
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(38,492,020)	1,617,933
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(1,669,784)	285,219
Total		$(40,550,082)	$1,542,446
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$1,866,343	$4,267,410
Futures contracts (average notional value)	40,894,269	23,827,879
In order to better define its contractual rights and to secure rights to help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign currency exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instrument payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of an ISDA Master Agreement typically permit a single net payment in the event of default (close-out) netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Net Assets.
At December 31, 2025, the Fund had no assets and liabilities subject to offsetting provisions.
9. Risk Factors
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government
LVIP Franklin Templeton Global Equity Managed Volatility Fund-17

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
12. Subsequent Events
At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) on December 8-9, 2025, the Board approved the appointment of Loomis, Sayles & Company, L.P. (“Loomis”) as a new sub-adviser to the Fund, effective on or about February 17, 2026 (“Effective Date”). Loomis will replace two of the Fund's current sub-advisers, Franklin Advisers, Inc. (“FAV”) and Templeton Investment Counsel, LLC (“Templeton”). There are no changes to the portions of the Fund's assets that are sub-advised by Franklin Mutual Advisers, LLC (“FMA”) and Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”). The Board also approved a change to the name of the Fund on the effective date. The Fund name will be LVIP Global Equity Managed Volatility Fund.
Management has determined that no additional material events or transactions occurred that would require recognition or disclosure in the Fund’s financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund-18

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Franklin Templeton Global Equity Managed Volatility Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Franklin Templeton Global Equity Managed Volatility Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP Franklin Templeton Global Equity Managed Volatility Fund–19

LVIP Franklin Templeton Multi-Factor Funds
LVIP Franklin Templeton Multi-Factor International Equity Fund
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
each a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP Franklin Templeton Multi-Factor Funds

LVIP Franklin Templeton Multi-Factor International Equity Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.29%
Australia–4.85%
Aristocrat Leisure Ltd.	105,639	$4,089,748
BHP Group Ltd.	528,053	15,936,179
Brambles Ltd.	215,916	3,297,103
Cochlear Ltd.	4,918	853,859
Coles Group Ltd.	147,682	2,110,857
Commonwealth Bank of Australia	20,366	2,173,847
Computershare Ltd.	38,813	879,641
Fortescue Ltd.	535,528	7,830,756
Goodman Group	117,633	2,420,671
Pro Medicus Ltd.	15,105	2,218,368
Qantas Airways Ltd.	192,358	1,328,940
REA Group Ltd.	10,352	1,261,960
Stockland	231,041	880,893
Suncorp Group Ltd.	74,559	875,254
Wesfarmers Ltd.	35,577	1,916,641
		48,074,717
Austria–0.29%
Erste Group Bank AG	10,784	1,293,103
OMV AG	29,075	1,617,948
		2,911,051
Belgium–0.36%
Ageas SA	29,429	2,061,821
Anheuser-Busch InBev SA	23,099	1,482,517
		3,544,338
China–0.33%
Yangzijiang Shipbuilding Holdings Ltd.	1,200,000	3,241,790
		3,241,790
Denmark–2.08%
AP Moller - Maersk AS Class A	481	1,103,295
†Genmab AS	20,675	6,408,916
Novo Nordisk AS Class B	163,444	8,289,628
Pandora AS	30,436	3,365,794
Rockwool AS Class B	41,266	1,449,834
		20,617,467
Finland–0.73%
Kone OYJ Class B	48,475	3,434,112
Nordea Bank Abp	55,111	1,036,872
Orion OYJ Class B	13,911	1,037,866
Wartsila OYJ Abp	49,968	1,769,098
		7,277,948
France–10.98%
Air Liquide SA	25,552	4,802,598
Airbus SE	4,387	1,018,766
AXA SA	143,732	6,896,405
BNP Paribas SA	154,008	14,570,231
Bouygues SA	33,631	1,748,319
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Capgemini SE	9,026	$1,498,750
Cie de Saint-Gobain SA	39,165	3,982,762
Credit Agricole SA	180,950	3,725,374
Eiffage SA	7,428	1,064,279
EssilorLuxottica SA	6,133	1,939,241
Hermes International SCA	2,096	5,204,052
Ipsen SA	6,472	903,034
Klepierre SA	83,312	3,296,263
L'Oreal SA	26,999	11,591,094
LVMH Moet Hennessy Louis Vuitton SE	12,134	9,145,829
Orange SA	214,429	3,578,081
Publicis Groupe SA	9,018	936,498
Safran SA	44,117	15,366,695
Sanofi SA	39,787	3,849,597
Schneider Electric SE	12,951	3,543,073
Societe Generale SA	115,650	9,310,285
TotalEnergies SE	14,366	936,634
		108,907,860
Germany–8.85%
Allianz SE	28,608	13,227,687
Bayer AG	94,029	4,078,579
Deutsche Bank AG	312,797	12,054,920
Deutsche Lufthansa AG	102,736	1,009,272
Deutsche Post AG	114,565	6,246,737
Deutsche Telekom AG	234,434	7,631,074
Fresenius Medical Care AG	17,726	846,692
GEA Group AG	33,862	2,288,470
Heidelberg Materials AG	3,749	971,954
Mercedes-Benz Group AG	85,386	5,919,135
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,405	1,582,698
Rheinmetall AG	1,560	2,846,054
RWE AG	172,486	9,139,489
SAP SE	50,734	12,326,765
Siemens AG	18,541	5,192,896
†Siemens Energy AG	17,137	2,404,125
		87,766,547
Hong Kong–2.31%
AIA Group Ltd.	472,400	4,862,457
CK Asset Holdings Ltd.	382,500	1,934,258
CK Hutchison Holdings Ltd.	555,014	3,773,238
Hong Kong Exchanges & Clearing Ltd.	77,800	4,070,601
Jardine Matheson Holdings Ltd.	14,500	989,556
SITC International Holdings Co. Ltd.	324,000	1,159,399
Sun Hung Kai Properties Ltd.	75,500	919,310
LVIP Franklin Templeton Multi-Factor Funds-1

LVIP Franklin Templeton Multi-Factor International Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Techtronic Industries Co. Ltd.	76,000	$874,238
WH Group Ltd.	3,873,365	4,314,981
		22,898,038
Ireland–1.14%
AerCap Holdings NV	66,387	9,543,795
AIB Group PLC	160,236	1,712,978
		11,256,773
Israel–1.41%
Bank Hapoalim BM	53,986	1,221,004
Bank Leumi Le-Israel BM	298,363	6,575,232
†Check Point Software Technologies Ltd.	15,503	2,876,737
†Nice Ltd.	29,275	3,309,156
		13,982,129
Italy–3.25%
Banco BPM SpA	157,866	2,397,183
Enel SpA	539,459	5,608,935
Generali	98,618	4,121,090
Intesa Sanpaolo SpA	782,434	5,406,699
Leonardo SpA	15,337	877,284
Poste Italiane SpA	192,545	4,833,626
Prysmian SpA	23,841	2,378,313
UniCredit SpA	79,540	6,588,035
		32,211,165
Japan–21.85%
Advantest Corp.	60,400	7,637,448
Aisin Corp.	53,200	996,768
Asahi Kasei Corp.	233,300	2,073,745
Asics Corp.	122,800	2,947,994
Astellas Pharma, Inc.	334,600	4,453,362
Bandai Namco Holdings, Inc.	45,900	1,221,678
Central Japan Railway Co.	106,200	2,941,738
Chubu Electric Power Co., Inc.	204,100	3,144,469
Chugai Pharmaceutical Co. Ltd.	20,000	1,049,231
Daifuku Co. Ltd.	117,300	3,692,097
Dai-ichi Life Holdings, Inc.	134,800	1,120,264
Daito Trust Construction Co. Ltd.	50,700	965,428
Daiwa House Industry Co. Ltd.	146,500	4,866,557
Disco Corp.	3,100	944,452
Fuji Electric Co. Ltd.	17,700	1,342,280
Fujikura Ltd.	12,200	1,352,924
Hitachi Ltd.	177,400	5,563,542
Hoya Corp.	42,000	6,370,123
Hulic Co. Ltd.	190,700	2,086,481
Inpex Corp.	69,200	1,384,036
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
ITOCHU Corp.	78,085	$986,745
Japan Post Holdings Co. Ltd.	104,000	1,097,347
Japan Post Insurance Co. Ltd.	71,700	2,156,272
Kansai Electric Power Co., Inc.	110,900	1,741,649
Kao Corp.	46,500	1,855,887
KDDI Corp.	268,500	4,647,118
†Kioxia Holdings Corp.	15,700	1,044,914
Kirin Holdings Co. Ltd.	60,300	902,631
Komatsu Ltd.	155,200	4,924,875
Konami Group Corp.	15,500	2,105,011
Lasertec Corp.	4,700	895,550
LY Corp.	483,500	1,286,568
Makita Corp.	29,600	897,145
Marubeni Corp.	83,600	2,328,258
Mitsubishi Chemical Group Corp.	365,700	2,140,673
Mitsubishi Electric Corp.	198,300	5,781,802
Mitsubishi Heavy Industries Ltd.	35,700	871,524
Mitsubishi UFJ Financial Group, Inc.	149,600	2,374,312
Mizuho Financial Group, Inc.	65,700	2,397,692
MS&AD Insurance Group Holdings, Inc.	82,000	1,925,115
Murata Manufacturing Co. Ltd.	85,900	1,775,377
NEC Corp.	114,900	3,887,697
Nexon Co. Ltd.	40,300	984,388
Nintendo Co. Ltd.	25,200	1,701,366
Nippon Building Fund, Inc.	905	824,847
Nitto Denko Corp.	195,700	4,659,559
Nomura Holdings, Inc.	318,200	2,650,756
Olympus Corp.	70,100	888,815
Oracle Corp. Japan	9,700	815,276
ORIX Corp.	397,800	11,634,563
Osaka Gas Co. Ltd.	77,300	2,685,933
Otsuka Holdings Co. Ltd.	43,400	2,454,669
Panasonic Holdings Corp.	212,600	2,756,153
Recruit Holdings Co. Ltd.	147,900	8,310,731
Ryohin Keikaku Co. Ltd.	41,900	739,848
SBI Holdings, Inc.	40,600	874,930
SCREEN Holdings Co. Ltd.	21,000	2,045,490
Sekisui Chemical Co. Ltd.	49,800	837,499
Shin-Etsu Chemical Co. Ltd.	132,300	4,109,389
Shionogi & Co. Ltd.	241,300	4,367,487
SoftBank Group Corp.	64,800	1,817,855
Sony Group Corp.	212,400	5,448,266
Subaru Corp.	246,500	5,307,446
Sumitomo Corp.	162,700	5,631,450
LVIP Franklin Templeton Multi-Factor Funds-2

LVIP Franklin Templeton Multi-Factor International Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sumitomo Mitsui Financial Group, Inc.	37,300	$1,199,621
Sumitomo Realty & Development Co. Ltd.	43,800	1,099,640
Suzuki Motor Corp.	207,500	3,103,259
TDK Corp.	118,400	1,675,093
Terumo Corp.	53,600	779,085
TIS, Inc.	30,400	1,021,305
Tokio Marine Holdings, Inc.	84,900	3,138,422
Tokyo Electron Ltd.	25,000	5,568,181
Tokyo Gas Co. Ltd.	26,600	1,054,543
Toyota Motor Corp.	416,900	8,953,800
Toyota Tsusho Corp.	266,500	8,986,164
Trend Micro, Inc.	24,700	1,025,847
Yokogawa Electric Corp.	104,400	3,348,164
		216,678,619
Luxembourg–0.27%
Eurofins Scientific SE	36,407	2,662,385
		2,662,385
Macau–0.11%
Sands China Ltd.	423,600	1,068,498
		1,068,498
Mexico–0.14%
Fresnillo PLC	31,381	1,399,293
		1,399,293
Netherlands–3.73%
ABN AMRO Bank NV	30,378	1,061,373
ASML Holding NV	20,895	22,514,784
Heineken Holding NV	13,311	974,722
Koninklijke Ahold Delhaize NV	196,416	8,054,408
Koninklijke KPN NV	309,103	1,444,351
Prosus NV	23,856	1,477,138
Wolters Kluwer NV	14,424	1,493,986
		37,020,762
New Zealand–0.15%
Fisher & Paykel Healthcare Corp. Ltd.	70,665	1,535,334
		1,535,334
Norway–1.45%
Aker BP ASA	55,568	1,413,992
Equinor ASA	256,303	6,044,087
Mowi ASA	74,545	1,793,174
Norsk Hydro ASA	129,625	1,000,597
Orkla ASA	90,654	1,009,499
Yara International ASA	76,407	3,126,728
		14,388,077
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Portugal–0.20%
Galp Energia SGPS SA	56,638	$975,324
Jeronimo Martins SGPS SA	41,167	979,624
		1,954,948
Singapore–0.81%
DBS Group Holdings Ltd.	53,700	2,352,308
Singapore Exchange Ltd.	357,700	4,708,735
Singapore Technologies Engineering Ltd.	150,600	984,035
		8,045,078
Spain–5.34%
Acciona SA	10,298	2,241,249
Aena SME SA	224,481	6,272,192
Banco Bilbao Vizcaya Argentaria SA	351,636	8,248,396
Banco Santander SA	380,674	4,480,719
CaixaBank SA	452,438	5,531,562
Endesa SA	144,380	5,197,157
Iberdrola SA	496,852	10,758,530
Industria de Diseno Textil SA	86,637	5,714,980
Repsol SA	243,435	4,542,110
		52,986,895
Sweden–2.70%
Atlas Copco AB Class A	54,720	974,156
Atlas Copco AB Class B	61,606	984,877
†Boliden AB	33,383	1,849,294
Evolution AB	25,021	1,698,963
H & M Hennes & Mauritz AB Class B	50,160	1,005,401
Investor AB Class B	162,803	5,801,579
Nordea Bank Abp	61,722	1,161,142
Sandvik AB	31,057	1,003,175
SKF AB Class B	39,192	1,037,366
†Spotify Technology SA	9,961	5,784,452
Swedbank AB Class A	30,465	1,056,984
Tele2 AB Class B	59,113	990,532
Telefonaktiebolaget LM Ericsson Class B	245,826	2,392,387
Volvo AB Class B	33,938	1,080,064
		26,820,372
Switzerland–9.57%
ABB Ltd.	60,111	4,431,232
Avolta AG	20,179	1,190,154
Cie Financiere Richemont SA Class A	15,846	3,417,204
Coca-Cola HBC AG	82,703	4,278,521
Geberit AG	7,144	5,548,189
Holcim AG	72,239	7,032,488
Logitech International SA	9,843	999,241
Nestle SA	125,023	12,409,673
Novartis AG	160,576	22,126,712
LVIP Franklin Templeton Multi-Factor Funds-3

LVIP Franklin Templeton Multi-Factor International Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Partners Group Holding AG	802	$984,038
Roche Holding AG	49,198	20,341,080
Schindler Holding AG	19,742	7,285,403
Sika AG	4,956	1,006,194
Sonova Holding AG	3,078	796,176
UBS Group AG	22,367	1,032,787
Zurich Insurance Group AG	2,649	2,004,504
		94,883,596
Thailand–0.27%
†Sea Ltd. ADR	20,700	2,640,699
		2,640,699
United Kingdom–15.12%
3i Group PLC	276,510	12,124,636
Admiral Group PLC	19,795	846,788
Associated British Foods PLC	43,264	1,235,764
AstraZeneca PLC	32,364	5,989,259
Auto Trader Group PLC	327,560	2,584,240
BAE Systems PLC	144,159	3,317,828
Barclays PLC	2,195,544	14,053,959
BT Group PLC	1,296,158	3,211,155
Centrica PLC	424,829	968,635
Compass Group PLC	143,757	4,554,950
Endeavour Mining PLC	47,734	2,493,982
GSK PLC	383,036	9,390,976
Halma PLC	24,646	1,169,819
HSBC Holdings PLC (London Shares)	1,291,613	20,324,735
Imperial Brands PLC	122,840	5,158,075
InterContinental Hotels Group PLC	11,541	1,621,843
Intertek Group PLC	20,764	1,287,713
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
JD Sports Fashion PLC	1,130,552	$1,281,467
NatWest Group PLC	951,647	8,348,113
Next PLC	28,129	5,178,553
Reckitt Benckiser Group PLC	11,294	913,903
RELX PLC	90,938	3,663,602
Rio Tinto PLC	44,858	3,613,357
Rolls-Royce Holdings PLC	360,744	5,579,164
Sage Group PLC	97,462	1,417,534
Shell PLC	220,985	8,143,796
Smith & Nephew PLC	265,828	4,420,971
Standard Chartered PLC	149,235	3,641,399
Unilever PLC	181,758	11,875,561
Vodafone Group PLC	1,166,878	1,555,458
		149,967,235
Total Common Stock (Cost $724,480,333)		974,741,614
ΔPREFERRED STOCK–0.09%
Germany–0.09%
Henkel AG & Co. KGaA 2.92%	10,315	841,547
Total Preferred Stock (Cost $840,451)		841,547

MONEY MARKET FUND–1.18%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 3.74%)	11,724,618	11,724,618
Total Money Market Fund (Cost $11,724,618)		11,724,618

TOTAL INVESTMENTS–99.56% (Cost $737,045,402)	987,307,779
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.44%	4,385,693
NET ASSETS APPLICABLE TO 94,637,503 SHARES OUTSTANDING–100.00%	$991,693,472
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR INTERNATIONAL EQUITY FUND STANDARD CLASS ($855,900,908 / 81,682,576 Shares)	$10.478
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR INTERNATIONAL EQUITY FUND SERVICE CLASS ($135,792,564 / 12,954,927 Shares)	$10.482
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$745,771,054
Distributable earnings/(accumulated loss)	245,922,418
TOTAL NET ASSETS	$991,693,472

LVIP Franklin Templeton Multi-Factor Funds-4

LVIP Franklin Templeton Multi-Factor International Equity Fund
Statement of Net Assets (continued)

ΔSecurities have been classified by country of origin.
†Non-income producing.

★Includes $296,678 cash collateral held at broker for futures contracts, $965,375 payable for fund shares redeemed, $43,375 other accrued expenses payable, $320,350 due to manager and affiliates, $53,388 variation margin due to broker on futures contracts, $19,687 payable for audit fee and $25,872 payable for fund accounting fee as of December 31, 2025.

The following futures contracts were outstanding at December 31, 2025:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
68	ICE U.S. mini MSCI EAFE Index Futures	$9,867,140	$9,798,319	3/20/26	$68,821	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
EAFE–Europe Australasia Far East
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-5

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–96.48%
Australia–0.09%
†MMG Ltd.	464,000	$524,259
		524,259
Brazil–2.54%
Ambev SA	142,600	358,946
Banco Bradesco SA	545,800	1,786,868
BB Seguridade Participacoes SA	197,600	1,305,275
Caixa Seguridade Participacoes SA	167,500	507,452
CPFL Energia SA	65,600	637,522
†JBS NV Class A	69,169	997,417
MBRF Global Foods Co. SA	30,247	110,284
Petroleo Brasileiro SA - Petrobras	137,100	769,605
Porto Seguro SA	55,200	486,188
Rede D'Or Sao Luiz SA	221,300	1,639,059
TIM SA	136,700	530,528
Vale SA	277,400	3,622,031
WEG SA	167,782	1,482,178
		14,233,353
Chile–0.56%
Banco de Chile	3,240,943	625,998
Banco Santander Chile	3,156,788	249,154
Cencosud SA	205,569	660,012
Enel Chile SA	7,802,444	640,849
Falabella SA	31,147	217,273
Plaza SA	206,980	732,049
		3,125,335
China–25.27%
3SBio, Inc.	508,500	1,578,911
Agricultural Bank of China Ltd. Class A	1,426,500	1,567,728
Alibaba Group Holding Ltd.	804,400	14,769,554
Aluminum Corp. of China Ltd. Class H	1,036,000	1,621,807
Anker Innovations Technology Co. Ltd. Class A	8,900	145,711
ANTA Sports Products Ltd.	53,000	550,382
Avary Holding Shenzhen Co. Ltd. Class A	23,900	172,409
Bank of Beijing Co. Ltd. Class A	372,240	291,905
Bank of Jiangsu Co. Ltd. Class A	314,000	467,305
Bank of Shanghai Co. Ltd. Class A	243,100	351,353
Beijing Kingsoft Office Software, Inc. Class A	3,247	142,707
BOE Technology Group Co. Ltd. Class A	628,200	378,555
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
BYD Co. Ltd. Class A	33,700	$471,229
BYD Co. Ltd. Class H	22,200	271,301
China CITIC Bank Corp. Ltd. Class H	1,557,000	1,389,403
China Construction Bank Corp. Class H	10,317,000	10,211,871
China Everbright Bank Co. Ltd. Class A	793,900	396,577
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	101,300	125,301
China Nonferrous Mining Corp. Ltd.	370,000	701,970
China Overseas Land & Investment Ltd.	181,500	286,635
China Resources Land Ltd.	857,000	2,998,043
China Resources Mixc Lifestyle Services Ltd.	163,600	905,406
China Resources Power Holdings Co. Ltd.	232,000	516,440
China Yangtze Power Co. Ltd. Class A	124,700	485,192
China Zheshang Bank Co. Ltd. Class A	378,800	164,821
CITIC Securities Co. Ltd. Class A	205,375	844,008
CMOC Group Ltd. Class A	284,100	813,265
Contemporary Amperex Technology Co. Ltd. Class A	17,740	932,814
CSPC Pharmaceutical Group Ltd.	1,282,000	1,391,024
Eastroc Beverage Group Co. Ltd. Class A	5,810	222,393
Eoptolink Technology, Inc. Ltd. Class A	16,700	1,023,231
Focus Media Information Technology Co. Ltd. Class A	108,900	114,856
Foxconn Industrial Internet Co. Ltd. Class A	84,700	750,477
Fuyao Glass Industry Group Co. Ltd. Class A	34,300	317,989
GF Securities Co. Ltd. Class A	104,900	330,635
Great Wall Motor Co. Ltd. Class H	649,500	1,276,851
Gree Electric Appliances, Inc. of Zhuhai Class A	47,900	275,677
Guangdong Haid Group Co. Ltd. Class A	28,500	225,858
Guosen Securities Co. Ltd. Class A	113,500	213,081
Haidilao International Holding Ltd.	453,000	832,565
LVIP Franklin Templeton Multi-Factor Funds-6

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Hengan International Group Co. Ltd.	175,500	$630,603
Hengtong Optic-electric Co. Ltd. Class A	42,200	149,421
Hithink RoyalFlush Information Network Co. Ltd. Class A	9,200	424,048
Huaneng Power International, Inc. Class H	1,192,000	878,454
Huatai Securities Co. Ltd. Class A	122,500	413,700
Huaxia Bank Co. Ltd. Class A	226,900	223,069
Huayu Automotive Systems Co. Ltd. Class A	55,400	158,536
Hygon Information Technology Co. Ltd. Class A	38,503	1,237,158
Iflytek Co. Ltd. Class A	38,700	278,790
Industrial & Commercial Bank of China Ltd. Class A	1,066,800	1,211,047
Industrial Bank Co. Ltd. Class A	311,200	938,028
Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	42,100	168,062
†Innovent Biologics, Inc.	116,500	1,140,151
†JD Health International, Inc.	34,700	248,513
†JD Logistics, Inc.	563,100	828,491
JD.com, Inc. Class A	79,400	1,141,711
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	106,900	911,924
Kanzhun Ltd. ADR	19,000	387,220
†Kingdee International Software Group Co. Ltd.	775,000	1,328,641
Kuaishou Technology	474,600	3,923,238
Kweichow Moutai Co. Ltd. Class A	500	98,592
Lenovo Group Ltd.	1,910,000	2,271,362
Lens Technology Co. Ltd. Class A	32,000	138,568
Li Ning Co. Ltd.	569,500	1,368,405
Longfor Group Holdings Ltd.	390,000	429,923
Luzhou Laojiao Co. Ltd. Class A	25,200	419,513
†Meituan Class B	113,200	1,500,148
Muyuan Foods Co. Ltd. Class A	93,500	676,940
NetEase, Inc.	217,632	5,990,358
New China Life Insurance Co. Ltd. Class H	260,600	1,825,966
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Nongfu Spring Co. Ltd. Class H	533,400	$3,220,092
People's Insurance Co. Group of China Ltd. Class H	1,912,000	1,660,947
PetroChina Co. Ltd. Class H	5,570,000	6,003,893
Poly Developments & Holdings Group Co. Ltd. Class A	136,900	119,533
Pop Mart International Group Ltd.	88,800	2,142,452
Qfin Holdings, Inc. ADR	5,600	107,912
Rockchip Electronics Co. Ltd. Class A	7,200	183,896
SAIC Motor Corp. Ltd. Class A	132,000	287,732
Sany Heavy Industry Co. Ltd. Class A	145,000	438,524
Seres Group Co. Ltd. Class A	27,400	473,731
Shaanxi Coal Industry Co. Ltd. Class A	59,300	180,974
Shengyi Technology Co. Ltd. Class A	42,800	435,778
Shenzhen Transsion Holdings Co. Ltd. Class A	9,328	88,387
Sinotruk Hong Kong Ltd.	172,500	612,193
Sungrow Power Supply Co. Ltd. Class A	33,900	829,736
Suzhou TFC Optical Communication Co. Ltd. Class A	13,200	381,151
Tencent Holdings Ltd.	328,500	25,210,250
Tingyi Cayman Islands Holding Corp.	552,000	836,913
Tongcheng Travel Holdings Ltd.	37,200	107,381
Trip.com Group Ltd.	31,250	2,240,668
Tsingtao Brewery Co. Ltd. Class H	86,000	539,109
Victory Giant Technology Huizhou Co. Ltd. Class A	4,100	167,530
Vipshop Holdings Ltd. ADR	92,663	1,639,208
Weichai Power Co. Ltd. Class A	115,900	285,229
Wuliangye Yibin Co. Ltd. Class A	64,300	975,100
WuXi AppTec Co. Ltd. Class H	90,500	1,147,591
XCMG Construction Machinery Co. Ltd. Class A	201,100	333,351
†Xiaomi Corp. Class B	503,600	2,541,583
Xinyi Solar Holdings Ltd.	1,272,000	486,541
Yadea Group Holdings Ltd.	354,000	518,517
LVIP Franklin Templeton Multi-Factor Funds-7

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Yum China Holdings, Inc.	31,995	$1,527,441
Yunnan Yuntianhua Co. Ltd. Class A	32,500	155,360
Yutong Bus Co. Ltd. Class A	37,100	173,604
Zhejiang Chint Electrics Co. Ltd. Class A	40,400	161,169
†Zhejiang Leapmotor Technology Co. Ltd. Class H	100,400	628,920
Zhejiang NHU Co. Ltd. Class A	52,600	189,566
Zijin Mining Group Co. Ltd. Class H	600,000	2,747,060
ZTE Corp. Class A	26,000	140,792
		141,787,634
Colombia–0.16%
Grupo Cibest SA	48,860	895,038
		895,038
Czech Republic–0.14%
CEZ AS	12,844	808,364
		808,364
Egypt–0.27%
Commercial International Bank - Egypt (CIB)	709,172	1,531,336
		1,531,336
Greece–0.52%
Hellenic Telecommunications Organization SA	23,444	464,516
Jumbo SA	31,990	1,048,891
National Bank of Greece SA	14,825	226,118
OPAP SA	52,312	1,174,212
		2,913,737
Hong Kong–0.92%
Bosideng International Holdings Ltd.	1,302,000	747,058
Geely Automobile Holdings Ltd.	1,589,000	3,675,160
Guangdong Investment Ltd.	838,000	731,070
		5,153,288
Hungary–0.55%
MOL Hungarian Oil & Gas PLC	113,216	1,014,604
OTP Bank Nyrt	8,426	903,471
Richter Gedeon Nyrt	38,626	1,167,661
		3,085,736
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India–14.91%
†Adani Power Ltd.	806,162	$1,281,604
Asian Paints Ltd.	23,469	724,050
Astral Ltd.	34,271	530,109
Bajaj Holdings & Investment Ltd.	5,749	724,731
Bharat Electronics Ltd.	273,753	1,218,529
Bharat Petroleum Corp. Ltd.	193,102	826,037
Bharti Airtel Ltd.	33,403	784,018
Britannia Industries Ltd.	4,095	274,779
BSE Ltd.	4,445	130,360
Canara Bank	515,875	889,698
Cipla Ltd.	113,157	1,901,919
Colgate-Palmolive India Ltd.	38,335	885,950
Coromandel International Ltd.	33,244	838,886
Divi's Laboratories Ltd.	14,024	996,779
Dr. Reddy's Laboratories Ltd.	84,131	1,189,738
Eicher Motors Ltd.	11,026	897,545
GAIL India Ltd.	635,737	1,219,305
Havells India Ltd.	23,206	367,896
HCL Technologies Ltd.	192,032	3,470,668
HDFC Asset Management Co. Ltd.	53,162	1,581,306
HDFC Bank Ltd.	533,959	5,898,587
Hero MotoCorp Ltd.	26,534	1,705,000
Hindalco Industries Ltd.	324,804	3,205,578
Hindustan Unilever Ltd.	52,608	1,355,720
ICICI Bank Ltd.	56,548	846,330
Indian Hotels Co. Ltd.	106,293	874,883
†Indus Towers Ltd.	225,048	1,049,564
Infosys Ltd.	304,983	5,492,403
ITC Ltd.	158,134	709,722
=†Kwality Wall's India Ltd.	52,608	22,359
Larsen & Toubro Ltd.	78,761	3,579,541
Lupin Ltd.	63,085	1,481,817
Marico Ltd.	19,005	158,639
Muthoot Finance Ltd.	33,950	1,440,022
NMDC Ltd.	867,386	802,946
NTPC Ltd.	1,093,564	4,014,187
Oracle Financial Services Software Ltd.	4,985	427,103
Page Industries Ltd.	1,729	694,337
Pidilite Industries Ltd.	84,682	1,397,043
Polycab India Ltd.	14,944	1,268,352
Power Finance Corp. Ltd.	401,492	1,589,699
Reliance Industries Ltd.	357,075	6,248,318
Shriram Finance Ltd.	333,226	3,698,022
†Siemens Energy India Ltd.	24,379	692,914
Solar Industries India Ltd.	7,499	1,022,534
SRF Ltd.	36,849	1,262,584
†Suzlon Energy Ltd.	1,605,576	942,335
LVIP Franklin Templeton Multi-Factor Funds-8

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India (continued)
Tata Consultancy Services Ltd.	104,205	$3,723,159
Tata Motors Passenger Vehicles Ltd.	225,211	921,668
Tech Mahindra Ltd.	147,527	2,613,094
UPL Ltd.	124,415	1,101,737
Vedanta Ltd.	343,869	2,313,672
Wipro Ltd.	115,995	340,072
		83,627,848
Indonesia–1.10%
Astra International Tbk. PT	5,611,400	2,252,173
Indofood Sukses Makmur Tbk. PT	1,251,200	507,395
Sumber Alfaria Trijaya Tbk. PT	4,069,700	481,100
Telkom Indonesia Persero Tbk. PT	10,499,200	2,196,804
United Tractors Tbk. PT	425,200	751,762
		6,189,234
Ireland–0.90%
†PDD Holdings, Inc. ADR	44,600	5,057,194
		5,057,194
Malaysia–0.27%
Nestle Malaysia Bhd.	10,200	286,545
Petronas Dagangan Bhd.	83,300	409,496
Petronas Gas Bhd.	184,500	824,749
		1,520,790
Mexico–2.02%
America Movil SAB de CV	1,802,000	1,860,290
Cemex SAB de CV	3,854,767	4,426,855
Grupo Aeroportuario del Centro Norte SAB de CV	79,300	1,076,357
Grupo Comercial Chedraui SA de CV	21,000	143,767
Grupo Financiero Banorte SAB de CV Class O	178,400	1,652,881
Grupo Mexico SAB de CV	55,100	520,784
†Industrias Penoles SAB de CV	26,600	1,397,366
Prologis Property Mexico SA de CV	65,301	272,772
		11,351,072
Netherlands–0.26%
NEPI Rockcastle NV	166,832	1,469,351
		1,469,351
Peru–0.72%
Credicorp Ltd.	14,013	4,021,731
		4,021,731
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Philippines–0.43%
International Container Terminal Services, Inc.	253,680	$2,434,380
		2,434,380
Poland–1.44%
LPP SA	79	456,481
ORLEN SA	145,962	3,896,709
†PGE Polska Grupa Energetyczna SA	253,692	620,014
Powszechny Zaklad Ubezpieczen SA	168,744	3,123,356
		8,096,560
Qatar–0.67%
Qatar Islamic Bank QPSC	39,618	260,725
Qatar National Bank QPSC	676,577	3,467,434
		3,728,159
Republic of Korea–14.65%
APR Corp.	3,963	635,435
DB Insurance Co. Ltd.	13,021	1,182,360
Hana Financial Group, Inc.	71,346	4,655,081
Hankook Tire & Technology Co. Ltd.	20,306	822,950
HD Hyundai Electric Co. Ltd.	4,522	2,428,532
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	8,923	2,517,817
Hyosung Heavy Industries Corp.	197	243,362
Hyundai Mobis Co. Ltd.	13,991	3,630,401
Industrial Bank of Korea	78,965	1,147,797
KB Financial Group, Inc.	42,551	3,662,989
Kia Corp.	40,282	3,414,846
†Korea Electric Power Corp.	60,805	1,995,599
Korea Investment Holdings Co. Ltd.	11,598	1,305,879
LG Uplus Corp.	61,063	623,961
Meritz Financial Group, Inc.	22,479	1,764,864
Posco International Corp.	8,270	285,109
Samsung Electronics Co. Ltd.	262,995	22,042,897
Samsung Life Insurance Co. Ltd.	3,401	371,781
Shinhan Financial Group Co. Ltd.	100,396	5,346,060
SK Hynix, Inc.	36,044	16,323,528
†SK Square Co. Ltd.	16,307	4,152,711
Woori Financial Group, Inc.	187,332	3,636,002
		82,189,961
LVIP Franklin Templeton Multi-Factor Funds-9

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Russia–0.00%
=†πSeverstal PAO	283,840	$0
=†πSurgutneftegas PAO	11,590,970	0
		0
Saudi Arabia–2.80%
Ades Holding Co.	42,051	195,369
Al Rajhi Bank	19,312	501,631
Arab National Bank	120,279	693,403
Arabian Internet & Communications Services Co.	2,165	129,946
Etihad Etisalat Co.	104,515	1,836,361
Jarir Marketing Co.	167,716	571,439
Mouwasat Medical Services Co.	25,712	456,950
Riyad Bank	407,198	2,947,174
SABIC Agri-Nutrients Co.	65,308	1,925,615
SAL Saudi Logistics Services	10,268	438,957
Saudi Arabian Oil Co.	112,913	717,015
Saudi Electricity Co.	235,609	882,466
Saudi National Bank	433,923	4,382,266
		15,678,592
South Africa–3.00%
Bid Corp. Ltd.	10,197	259,771
Capitec Bank Holdings Ltd.	6,795	1,705,687
Clicks Group Ltd.	58,646	1,194,997
FirstRand Ltd.	118,179	647,620
Gold Fields Ltd.	72,281	3,151,623
Harmony Gold Mining Co. Ltd.	149,986	3,009,034
MTN Group Ltd.	131,094	1,342,101
OUTsurance Group Ltd.	234,464	1,014,595
Sanlam Ltd.	221,975	1,320,188
Shoprite Holdings Ltd.	22,820	372,323
Standard Bank Group Ltd.	75,705	1,327,902
Vodacom Group Ltd.	171,751	1,465,588
		16,811,429
Taiwan–18.23%
Accton Technology Corp.	44,000	1,660,427
Asustek Computer, Inc.	64,000	1,112,493
Bizlink Holding, Inc.	26,000	1,256,095
Cathay Financial Holding Co. Ltd.	598,000	1,442,486
Compal Electronics, Inc.	1,105,000	1,067,384
Delta Electronics, Inc.	64,000	1,952,252
Elite Material Co. Ltd.	5,000	261,959
Evergreen Marine Corp. Taiwan Ltd.	174,000	1,049,647
Feng TAY Enterprise Co. Ltd.	138,000	511,072
Fortune Electric Co. Ltd.	44,000	1,067,392
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Hon Hai Precision Industry Co. Ltd.	943,000	$6,912,491
International Games System Co. Ltd.	63,000	1,445,449
Largan Precision Co. Ltd.	20,000	1,582,686
MediaTek, Inc.	120,000	5,448,623
Nien Made Enterprise Co. Ltd.	19,000	218,228
Novatek Microelectronics Corp.	154,000	1,830,994
Realtek Semiconductor Corp.	113,000	1,754,514
Taiwan Semiconductor Manufacturing Co. Ltd.	1,404,322	69,032,615
United Microelectronics Corp.	614,000	958,814
Yang Ming Marine Transport Corp.	492,000	869,955
Zhen Ding Technology Holding Ltd.	190,000	856,234
		102,291,810
Thailand–1.06%
Advanced Info Service PCL	285,800	2,838,026
Bumrungrad Hospital PCL	136,800	683,616
Central Pattana PCL	262,100	458,932
Charoen Pokphand Foods PCL	1,070,700	741,139
Kasikornbank PCL	81,200	500,820
Krung Thai Bank PCL	832,100	745,582
		5,968,115
Turkey–0.46%
Aselsan Elektronik Sanayi Ve Ticaret AS	386,659	2,083,329
Turk Hava Yollari AO	79,392	496,000
		2,579,329
United Arab Emirates–1.89%
Abu Dhabi Islamic Bank PJSC	402,325	2,272,194
ADNOC Drilling Co. PJSC	138,934	202,003
Americana Restaurants International PLC - Foreign Co.	839,499	370,292
Dubai Islamic Bank PJSC	810,914	2,046,229
Emaar Development PJSC	276,929	1,141,918
Emirates NBD Bank PJSC	385,269	2,921,446
First Abu Dhabi Bank PJSC	287,464	1,365,019
Salik Co. PJSC	170,938	295,543
		10,614,644
LVIP Franklin Templeton Multi-Factor Funds-10

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom–0.18%
Anglogold Ashanti PLC	11,996	$1,033,093
		1,033,093
United States–0.47%
†BeOne Medicines Ltd. Class H	113,400	2,610,046
		2,610,046
Total Common Stock (Cost $385,743,737)		541,331,418
ΔPREFERRED STOCKS–1.86%
Brazil–1.86%
Gerdau SA 3.04%	201,262	742,789
Itau Unibanco Holding SA 11.34%	877,024	6,267,972
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS (continued)
Brazil (continued)
Itausa SA 14.73%	1,625,826	$3,462,972
Total Preferred Stocks (Cost $8,072,383)		10,473,733

MONEY MARKET FUND–1.98%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 3.74%)	11,089,516	11,089,516
Total Money Market Fund (Cost $11,089,516)		11,089,516

TOTAL INVESTMENTS–100.32% (Cost $404,905,636)	562,894,667
★LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.32%)	(1,801,134)
NET ASSETS APPLICABLE TO 55,709,798 SHARES OUTSTANDING–100.00%	$561,093,533
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR EMERGING MARKETS EQUITY FUND STANDARD CLASS ($420,030,863 / 41,709,811 Shares)	$10.070
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR EMERGING MARKETS EQUITY FUND SERVICE CLASS ($141,062,670 / 13,999,987 Shares)	$10.076
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$588,483,122
Distributable earnings/(accumulated loss)	(27,389,589)
TOTAL NET ASSETS	$561,093,533

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At December 31, 2025, the aggregate value of restricted securities was $0, which represented 0.00% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Severstal PAO	2/4/2022	$3,161,310	$0
Surgutneftegas PAO	2/4/2022	5,050,556	0
Total		$8,211,866	$0
LVIP Franklin Templeton Multi-Factor Funds-11

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Statement of Net Assets (continued)

★Includes $385,347 cash collateral held at broker for futures contracts, $768,955 payable for fund shares redeemed, $115,732 other accrued expenses payable, $197,760 due to manager and affiliates, $42,206 variation margin due to broker on futures contracts, $2,927,643 foreign capital gain taxes payable, $19,687 payable for audit fee and $18,677 payable for fund accounting fee as of December 31, 2025.

The following futures contracts were outstanding at December 31, 2025:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
188	ICE U.S. MSCI Emerging Markets Index Futures	$13,267,160	$12,899,465	3/20/26	$367,695	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.

Summary of Abbreviations:
ADR–American Depositary Receipt
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
PJSC–Public Joint Stock Company
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-12

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.78%
Aerospace & Defense–2.05%
Curtiss-Wright Corp.	2,263	$1,247,524
General Dynamics Corp.	35,125	11,825,183
General Electric Co.	17,357	5,346,477
Howmet Aerospace, Inc.	17,075	3,500,717
Huntington Ingalls Industries, Inc.	11,590	3,941,411
L3Harris Technologies, Inc.	6,369	1,869,747
Lockheed Martin Corp.	1,971	953,314
Northrop Grumman Corp.	3,362	1,917,046
RTX Corp.	16,233	2,977,132
Textron, Inc.	55,226	4,814,050
		38,392,601
Air Freight & Logistics–0.17%
FedEx Corp.	7,955	2,297,881
United Parcel Service, Inc. Class B	9,255	918,004
		3,215,885
Automobiles–2.81%
Ford Motor Co.	248,120	3,255,334
General Motors Co.	170,046	13,828,141
†Tesla, Inc.	78,797	35,436,587
		52,520,062
Banks–2.92%
Bank of America Corp.	182,179	10,019,845
Citigroup, Inc.	68,048	7,940,521
JPMorgan Chase & Co.	90,886	29,285,287
Regions Financial Corp.	33,685	912,863
Wells Fargo & Co.	69,978	6,521,950
		54,680,466
Beverages–0.93%
Coca-Cola Consolidated, Inc.	5,683	871,204
†Monster Beverage Corp.	147,517	11,310,128
PepsiCo, Inc.	36,060	5,175,331
		17,356,663
Biotechnology–3.35%
AbbVie, Inc.	79,297	18,118,572
Amgen, Inc.	29,099	9,524,394
†Biogen, Inc.	14,939	2,629,115
†Exelixis, Inc.	77,898	3,414,269
Gilead Sciences, Inc.	118,310	14,521,369
†Halozyme Therapeutics, Inc.	35,390	2,381,747
†Incyte Corp.	21,596	2,133,037
Regeneron Pharmaceuticals, Inc.	4,767	3,679,504
†United Therapeutics Corp.	12,805	6,239,236
		62,641,243
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Broadline Retail–3.73%
†Amazon.com, Inc.	294,834	$68,053,584
Macy's, Inc.	79,840	1,760,472
		69,814,056
Building Products–0.37%
A.O. Smith Corp.	13,579	908,164
†Builders FirstSource, Inc.	8,417	866,025
Johnson Controls International PLC	7,954	952,491
Masco Corp.	24,441	1,551,026
Owens Corning	12,268	1,372,912
Trane Technologies PLC	3,211	1,249,721
		6,900,339
Capital Markets–4.49%
Affiliated Managers Group, Inc.	7,644	2,203,612
Bank of New York Mellon Corp.	158,590	18,410,713
Blackrock, Inc.	1,610	1,723,248
Charles Schwab Corp.	34,941	3,490,955
Goldman Sachs Group, Inc.	12,152	10,681,608
Invesco Ltd.	141,759	3,724,009
Janus Henderson Group PLC	36,730	1,747,246
Moody's Corp.	18,572	9,487,506
Morgan Stanley	50,393	8,946,269
Nasdaq, Inc.	10,034	974,603
Northern Trust Corp.	6,704	915,700
†Robinhood Markets, Inc. Class A	7,510	849,381
S&P Global, Inc.	3,300	1,724,547
SEI Investments Co.	30,056	2,465,193
State Street Corp.	68,327	8,814,866
T. Rowe Price Group, Inc.	68,092	6,971,259
XP, Inc. Class A	51,641	845,363
		83,976,078
Chemicals–0.56%
CF Industries Holdings, Inc.	51,487	3,982,005
Corteva, Inc.	22,916	1,536,059
Linde PLC	3,050	1,300,489
Mosaic Co.	38,834	935,511
NewMarket Corp.	1,749	1,202,018
Sherwin-Williams Co.	4,799	1,555,020
		10,511,102
Commercial Services & Supplies–0.86%
Cintas Corp.	52,585	9,889,661
Rollins, Inc.	76,288	4,578,806
Veralto Corp.	16,655	1,661,836
		16,130,303
LVIP Franklin Templeton Multi-Factor Funds-13

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment–0.73%
†Arista Networks, Inc.	18,095	$2,370,988
Cisco Systems, Inc.	146,524	11,286,744
		13,657,732
Construction & Engineering–0.20%
EMCOR Group, Inc.	2,855	1,746,661
Valmont Industries, Inc.	4,751	1,911,422
		3,658,083
Construction Materials–0.15%
CRH PLC	23,119	2,885,251
		2,885,251
Consumer Finance–0.44%
Synchrony Financial	98,545	8,221,609
		8,221,609
Consumer Staples Distribution & Retail–1.78%
Albertsons Cos., Inc. Class A	119,047	2,044,037
Dollar General Corp.	7,327	972,806
†Dollar Tree, Inc.	18,460	2,270,765
Kroger Co.	165,533	10,342,502
Target Corp.	20,274	1,981,783
Walmart, Inc.	140,046	15,602,525
		33,214,418
Containers & Packaging–0.11%
Crown Holdings, Inc.	10,503	1,081,494
Smurfit WestRock PLC	24,800	959,016
		2,040,510
Diversified Telecommunication Services–1.04%
AT&T, Inc.	419,118	10,410,891
Verizon Communications, Inc.	224,174	9,130,607
		19,541,498
Electric Utilities–1.73%
American Electric Power Co., Inc.	26,658	3,073,934
Edison International	109,347	6,563,007
Entergy Corp.	20,523	1,896,941
Evergy, Inc.	12,546	909,459
Exelon Corp.	41,342	1,802,098
FirstEnergy Corp.	153,974	6,893,416
NRG Energy, Inc.	59,947	9,545,960
PG&E Corp.	98,930	1,589,805
		32,274,620
Electrical Equipment–0.18%
Acuity, Inc.	2,477	891,819
GE Vernova, Inc.	1,515	990,158
Sensata Technologies Holding PLC	42,878	1,427,409
		3,309,386
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–0.20%
Amphenol Corp. Class A	15,057	$2,034,803
TD SYNNEX Corp.	5,904	886,958
TE Connectivity PLC	3,800	864,538
		3,786,299
Energy Equipment & Services–0.11%
TechnipFMC PLC	46,014	2,050,384
		2,050,384
Entertainment–1.63%
Electronic Arts, Inc.	9,306	1,901,495
†Netflix, Inc.	144,708	13,567,822
Walt Disney Co.	122,064	13,887,221
†Warner Bros Discovery, Inc.	39,769	1,146,143
		30,502,681
Financial Services–4.86%
†Berkshire Hathaway, Inc. Class B	48,857	24,557,971
Global Payments, Inc.	38,089	2,948,089
Mastercard, Inc. Class A	51,054	29,145,707
MGIC Investment Corp.	68,963	2,015,099
PayPal Holdings, Inc.	15,080	880,370
Visa, Inc. Class A	89,545	31,404,327
		90,951,563
Food Products–0.06%
Archer-Daniels-Midland Co.	20,068	1,153,709
		1,153,709
Gas Utilities–0.20%
National Fuel Gas Co.	21,300	1,705,278
UGI Corp.	52,731	1,973,721
		3,678,999
Ground Transportation–0.64%
JB Hunt Transport Services, Inc.	5,642	1,096,466
Ryder System, Inc.	11,731	2,245,196
†Uber Technologies, Inc.	73,614	6,015,000
Union Pacific Corp.	11,628	2,689,789
		12,046,451
Health Care Equipment & Supplies–1.73%
Abbott Laboratories	44,984	5,636,046
†Boston Scientific Corp.	46,080	4,393,728
†Globus Medical, Inc. Class A	21,928	1,914,534
†IDEXX Laboratories, Inc.	17,970	12,157,244
†Intuitive Surgical, Inc.	4,137	2,343,031
Medtronic PLC	19,317	1,855,591
ResMed, Inc.	12,931	3,114,690
Stryker Corp.	2,607	916,282
		32,331,146
LVIP Franklin Templeton Multi-Factor Funds-14

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–1.14%
Cardinal Health, Inc.	4,654	$956,397
Cencora, Inc.	2,706	913,952
Cigna Group	5,282	1,453,765
CVS Health Corp.	48,375	3,839,040
HCA Healthcare, Inc.	6,443	3,007,979
Humana, Inc.	3,594	920,531
McKesson Corp.	2,339	1,918,658
UnitedHealth Group, Inc.	18,814	6,210,690
Universal Health Services, Inc. Class B	9,470	2,064,649
		21,285,661
Health Care REITs–0.20%
Omega Healthcare Investors, Inc.	83,709	3,711,657
		3,711,657
Health Care Technology–0.07%
†Veeva Systems, Inc. Class A	5,713	1,275,313
		1,275,313
Hotels, Restaurants & Leisure–1.48%
Booking Holdings, Inc.	3,098	16,590,812
Boyd Gaming Corp.	16,689	1,422,570
†Carnival Corp.	69,433	2,120,484
†Chipotle Mexican Grill, Inc.	27,173	1,005,401
Domino's Pizza, Inc.	3,612	1,505,554
Expedia Group, Inc.	14,694	4,162,957
Las Vegas Sands Corp.	13,875	903,124
		27,710,902
Household Durables–0.05%
DR Horton, Inc.	6,565	945,557
		945,557
Household Products–0.94%
Colgate-Palmolive Co.	108,375	8,563,793
Kimberly-Clark Corp.	39,829	4,018,348
Procter & Gamble Co.	34,349	4,922,555
		17,504,696
Independent Power and Renewable Electricity Producers–0.26%
AES Corp.	226,340	3,245,716
Vistra Corp.	10,171	1,640,887
		4,886,603
Industrial Conglomerates–0.05%
Honeywell International, Inc.	4,803	937,017
		937,017
Industrial REITs–0.45%
Prologis, Inc.	66,320	8,466,411
		8,466,411
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–1.42%
Allstate Corp.	36,964	$7,694,057
Axis Capital Holdings Ltd.	22,110	2,367,760
Chubb Ltd.	6,984	2,179,846
Globe Life, Inc.	12,606	1,763,075
Hartford Insurance Group, Inc.	10,186	1,403,631
RenaissanceRe Holdings Ltd.	3,495	982,654
Travelers Cos., Inc.	35,104	10,182,266
		26,573,289
Interactive Media & Services–7.63%
Alphabet, Inc. Class A	279,093	87,454,950
Match Group, Inc.	29,027	937,282
Meta Platforms, Inc. Class A	82,374	54,374,254
		142,766,486
IT Services–0.61%
Accenture PLC Class A	6,901	1,851,539
Cognizant Technology Solutions Corp. Class A	54,140	4,493,620
International Business Machines Corp.	13,329	3,948,183
VeriSign, Inc.	4,216	1,024,277
		11,317,619
Life Sciences Tools & Services–1.03%
Agilent Technologies, Inc.	6,429	874,794
Danaher Corp.	6,373	1,458,907
†Illumina, Inc.	19,841	2,602,346
†Medpace Holdings, Inc.	6,599	3,706,328
†Mettler-Toledo International, Inc.	2,544	3,546,819
Thermo Fisher Scientific, Inc.	12,215	7,077,982
		19,267,176
Machinery–1.26%
Caterpillar, Inc.	11,363	6,509,522
Cummins, Inc.	5,024	2,564,501
Donaldson Co., Inc.	22,152	1,963,996
Illinois Tool Works, Inc.	6,755	1,663,756
Lincoln Electric Holdings, Inc.	7,595	1,820,066
Mueller Industries, Inc.	31,930	3,665,564
Oshkosh Corp.	18,904	2,374,910
Snap-on, Inc.	2,647	912,156
Toro Co.	27,024	2,127,329
		23,601,800
Media–0.44%
†Charter Communications, Inc. Class A	4,324	902,635
Comcast Corp. Class A	248,140	7,416,905
		8,319,540
LVIP Franklin Templeton Multi-Factor Funds-15

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining–0.89%
Alcoa Corp.	53,437	$2,839,642
Anglogold Ashanti PLC	34,912	2,977,295
Newmont Corp.	80,812	8,069,078
Nucor Corp.	5,613	915,537
Southern Copper Corp.	12,884	1,848,468
		16,650,020
Multi-Utilities–0.28%
Ameren Corp.	17,591	1,756,637
Consolidated Edison, Inc.	17,051	1,693,505
Dominion Energy, Inc.	29,638	1,736,491
		5,186,633
Oil, Gas & Consumable Fuels–2.09%
APA Corp.	113,730	2,781,836
Chevron Corp.	6,091	928,329
ConocoPhillips	10,972	1,027,089
Devon Energy Corp.	196,731	7,206,256
EOG Resources, Inc.	94,758	9,950,538
Exxon Mobil Corp.	108,336	13,037,154
HF Sinclair Corp.	47,220	2,175,898
Marathon Petroleum Corp.	6,428	1,045,386
Valero Energy Corp.	5,241	853,182
		39,005,668
Passenger Airlines–0.21%
†United Airlines Holdings, Inc.	35,372	3,955,297
		3,955,297
Pharmaceuticals–2.46%
Bristol-Myers Squibb Co.	76,986	4,152,625
Eli Lilly & Co.	20,518	22,050,284
Johnson & Johnson	42,997	8,898,229
Merck & Co., Inc.	58,643	6,172,762
Pfizer, Inc.	189,825	4,726,643
		46,000,543
Professional Services–0.18%
Genpact Ltd.	46,914	2,194,637
Leidos Holdings, Inc.	6,778	1,222,751
		3,417,388
Real Estate Management & Development–0.29%
†CBRE Group, Inc. Class A	12,613	2,028,044
†Jones Lang LaSalle, Inc.	10,097	3,397,338
		5,425,382
Residential REITs–0.14%
Equity Residential	15,202	958,334
Sun Communities, Inc.	13,955	1,729,164
		2,687,498
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Retail REITs–0.35%
Simon Property Group, Inc.	35,611	$6,591,952
		6,591,952
Semiconductors & Semiconductor Equipment–14.32%
†Advanced Micro Devices, Inc.	42,140	9,024,702
Applied Materials, Inc.	16,493	4,238,536
Broadcom, Inc.	139,613	48,320,059
KLA Corp.	4,761	5,784,996
Lam Research Corp.	89,228	15,274,049
Micron Technology, Inc.	60,659	17,312,685
NVIDIA Corp.	809,103	150,897,710
QUALCOMM, Inc.	93,218	15,944,939
Skyworks Solutions, Inc.	15,726	997,186
		267,794,862
Software–11.53%
†Adobe, Inc.	60,297	21,103,347
†AppLovin Corp. Class A	12,933	8,714,514
†Autodesk, Inc.	5,430	1,607,334
†Cadence Design Systems, Inc.	5,340	1,669,177
†Docusign, Inc.	20,817	1,423,883
†Dropbox, Inc. Class A	54,859	1,525,080
†Fair Isaac Corp.	766	1,295,015
†Fortinet, Inc.	53,306	4,233,029
Intuit, Inc.	11,715	7,760,250
†Manhattan Associates, Inc.	5,275	914,210
Microsoft Corp.	254,452	123,058,076
Oracle Corp.	49,242	9,597,758
†Palantir Technologies, Inc. Class A	64,406	11,448,167
Pegasystems, Inc.	25,701	1,534,864
Salesforce, Inc.	38,065	10,083,799
†ServiceNow, Inc.	16,430	2,516,912
†Strategy, Inc. Class A	5,808	882,526
†Zoom Communications, Inc. Class A	72,023	6,214,865
		215,582,806
Specialized REITs–0.75%
Gaming & Leisure Properties, Inc.	80,262	3,586,909
Millrose Properties, Inc.	35,412	1,057,756
VICI Properties, Inc.	330,479	9,293,070
		13,937,735
Specialty Retail–1.44%
Best Buy Co., Inc.	35,531	2,378,090
Home Depot, Inc.	24,212	8,331,349
Lowe's Cos., Inc.	3,746	903,385
†O'Reilly Automotive, Inc.	9,851	898,510
TJX Cos., Inc.	70,447	10,821,364
†Ulta Beauty, Inc.	3,968	2,400,680
Williams-Sonoma, Inc.	6,257	1,117,437
		26,850,815
LVIP Franklin Templeton Multi-Factor Funds-16

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–6.83%
Apple, Inc.	459,296	$124,864,211
Western Digital Corp.	17,197	2,962,527
		127,826,738
Textiles, Apparel & Luxury Goods–0.42%
†Crocs, Inc.	16,069	1,374,221
†Deckers Outdoor Corp.	14,487	1,501,867
†Lululemon Athletica, Inc.	11,223	2,332,252
Tapestry, Inc.	19,962	2,550,545
		7,758,885
Tobacco–0.89%
Altria Group, Inc.	270,239	15,581,981
Philip Morris International, Inc.	6,158	987,743
		16,569,724
Trading Companies & Distributors–0.58%
Fastenal Co.	74,317	2,982,341
Ferguson Enterprises, Inc.	15,673	3,489,280
MSC Industrial Direct Co., Inc. Class A	12,992	1,092,627
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
United Rentals, Inc.	1,894	$1,532,852
WW Grainger, Inc.	1,773	1,789,046
		10,886,146
Wireless Telecommunication Services–0.07%
Millicom International Cellular SA	25,013	1,386,721
		1,386,721
Total Common Stock (Cost $1,175,295,502)		1,847,527,677

MONEY MARKET FUND–1.15%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.74%)	21,578,200	21,578,200
Total Money Market Fund (Cost $21,578,200)		21,578,200

TOTAL INVESTMENTS–99.93% (Cost $1,196,873,702)	1,869,105,877
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.07%	1,290,389
NET ASSETS APPLICABLE TO 112,185,925 SHARES OUTSTANDING–100.00%	$1,870,396,266
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR LARGE CAP EQUITY FUND STANDARD CLASS ($1,510,007,273 / 90,500,554 Shares)	$16.685
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR LARGE CAP EQUITY FUND SERVICE CLASS ($360,388,993 / 21,685,371 Shares)	$16.619
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$1,093,261,974
Distributable earnings/(accumulated loss)	777,134,292
TOTAL NET ASSETS	$1,870,396,266

†Non-income producing.

★Includes $1,210,727 cash collateral held at broker for futures contracts, $2,254,764 payable for fund shares redeemed, $19,788 other accrued expenses payable, $602,521 due to manager and affiliates, $140,766 variation margin due to broker on futures contracts, $19,687 payable for audit fee and $42,998 payable for fund accounting fee as of December 31, 2025.

LVIP Franklin Templeton Multi-Factor Funds-17

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Statement of Net Assets (continued)

The following futures contracts were outstanding at December 31, 2025:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
54	CME E-mini S&P 500 Index Futures	$18,609,750	$18,577,908	3/20/26	$31,842	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-18

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets
December 31, 2025

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.85%
Aerospace & Defense–2.10%
†AAR Corp.	12,574	$1,041,002
†AeroVironment, Inc.	2,045	494,665
†Astronics Corp.	18,725	1,015,644
†Byrna Technologies, Inc.	11,544	193,824
Cadre Holdings, Inc.	4,550	185,822
Carpenter Technology Corp.	7,235	2,277,867
Curtiss-Wright Corp.	10,174	5,608,621
†Ducommun, Inc.	8,162	776,451
†Kratos Defense & Security Solutions, Inc.	61,320	4,654,801
†Mercury Systems, Inc.	14,178	1,035,136
†Rocket Lab Corp.	24,199	1,688,122
†V2X, Inc.	12,999	709,095
		19,681,050
Air Freight & Logistics–0.14%
†Forward Air Corp.	11,607	290,175
†GXO Logistics, Inc.	3,882	204,348
Hub Group, Inc. Class A	18,998	809,505
		1,304,028
Automobile Components–0.93%
†Adient PLC	57,394	1,100,243
†American Axle & Manufacturing Holdings, Inc.	77,487	496,692
BorgWarner, Inc.	44,369	1,999,267
Dana, Inc.	76,981	1,829,069
†Goodyear Tire & Rubber Co.	96,858	848,476
Lear Corp.	2,599	297,845
Patrick Industries, Inc.	14,470	1,568,982
Standard Motor Products, Inc.	12,186	449,054
†Strattec Security Corp.	2,311	175,960
		8,765,588
Automobiles–0.08%
Winnebago Industries, Inc.	18,712	758,210
		758,210
Banks–8.85%
1st Source Corp.	12,342	771,252
Amalgamated Financial Corp.	6,944	222,416
Arrow Financial Corp.	10,699	335,949
Associated Banc-Corp.	27,774	715,458
†Axos Financial, Inc.	34,117	2,939,521
Banc of California, Inc.	25,292	487,883
Bank First Corp.	5,942	723,854
Bank of Marin Bancorp	8,045	209,250
Bank of NT Butterfield & Son Ltd.	27,502	1,370,150
Bank OZK	67,604	3,111,136
Bankwell Financial Group, Inc.	4,783	219,157
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Bar Harbor Bankshares	9,212	$286,033
BayCom Corp.	6,494	190,924
†Bridgewater Bancshares, Inc.	12,257	214,865
Business First Bancshares, Inc.	18,400	480,976
Byline Bancorp, Inc.	20,926	609,993
Cadence Bank	29,361	1,257,825
California BanCorp	14,584	272,283
Camden National Corp.	11,153	483,817
Capital City Bank Group, Inc.	9,049	385,216
Capitol Federal Financial, Inc.	84,573	575,942
†Carter Bankshares, Inc.	14,664	288,294
Cathay General Bancorp	25,426	1,230,364
Central Pacific Financial Corp.	16,669	519,406
Citizens & Northern Corp.	9,596	193,551
City Holding Co.	8,404	1,001,757
CNB Financial Corp.	13,261	347,040
Community Trust Bancorp, Inc.	9,624	543,756
Community West Bancshares	11,224	252,540
†Customers Bancorp, Inc.	19,039	1,392,132
CVB Financial Corp.	25,087	466,618
Dime Community Bancshares, Inc.	23,821	716,774
Enterprise Financial Services Corp.	22,605	1,220,670
Farmers & Merchants Bancorp, Inc.	8,308	205,374
Farmers National Banc Corp.	24,457	325,767
First Bancorp/Southern Pines NC	27,049	1,373,819
First Bank	13,617	224,136
First Business Financial Services, Inc.	5,111	277,527
First Commonwealth Financial Corp.	68,577	1,156,208
First Community Bankshares, Inc.	10,150	342,359
First Financial Bancorp	62,997	1,576,185
First Financial Corp.	7,507	453,573
First Hawaiian, Inc.	82,107	2,077,307
First Horizon Corp.	95,456	2,281,398
First Merchants Corp.	37,862	1,419,068
First Mid Bancshares, Inc.	12,944	504,816
Five Star Bancorp	7,996	286,097
FNB Corp.	122,507	2,094,870
Fulton Financial Corp.	112,290	2,170,566
Great Southern Bancorp, Inc.	5,606	345,105
Hanmi Financial Corp.	19,583	529,328
HBT Financial, Inc.	7,428	192,014
Heritage Commerce Corp.	38,656	464,259
LVIP Franklin Templeton Multi-Factor Funds-19

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Hingham Institution For Savings	1,023	$290,491
HomeTrust Bancshares, Inc.	9,231	396,379
Independent Bank Corp.	12,469	405,617
Kearny Financial Corp.	30,748	227,843
Mercantile Bank Corp.	9,993	480,663
Metropolitan Bank Holding Corp.	6,139	468,774
Mid Penn Bancorp, Inc.	9,418	292,146
MidWestOne Financial Group, Inc.	10,646	409,871
MVB Financial Corp.	7,476	193,105
National Bank Holdings Corp. Class A	4,597	174,732
Nicolet Bankshares, Inc.	5,704	691,895
Northeast Community Bancorp, Inc.	8,019	181,310
Northfield Bancorp, Inc.	24,309	277,852
Northrim BanCorp, Inc.	12,416	330,390
OceanFirst Financial Corp.	37,099	665,927
Origin Bancorp, Inc.	18,973	713,574
Orrstown Financial Services, Inc.	11,298	400,175
Pathward Financial, Inc.	15,466	1,098,086
Peoples Financial Services Corp.	5,554	270,535
Pinnacle Financial Partners, Inc.	21,651	2,065,722
Popular, Inc.	16,419	2,044,494
Preferred Bank	7,643	721,728
Provident Financial Services, Inc.	86,145	1,701,364
QCR Holdings, Inc.	11,078	922,797
RBB Bancorp	10,656	219,940
Red River Bancshares, Inc.	3,099	221,362
Republic Bancorp, Inc. Class A	5,494	379,031
S&T Bancorp, Inc.	10,760	423,406
Shore Bancshares, Inc.	20,674	365,516
Sierra Bancorp	8,324	272,028
Simmons First National Corp. Class A	52,557	990,699
SmartFinancial, Inc.	9,900	366,201
South Plains Financial, Inc.	7,787	302,136
†Southern First Bancshares, Inc.	4,990	257,085
Southern Missouri Bancorp, Inc.	5,811	343,546
Stellar Bancorp, Inc.	31,519	975,198
Stock Yards Bancorp, Inc.	16,405	1,065,505
Synovus Financial Corp.	20,165	1,009,258
†Third Coast Bancshares, Inc.	7,068	268,655
Tompkins Financial Corp.	7,858	569,862
TriCo Bancshares	19,832	939,442
TrustCo Bank Corp.	11,941	493,522
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
United Bankshares, Inc.	58,847	$2,259,725
Unity Bancorp, Inc.	4,904	253,635
Univest Financial Corp.	19,505	638,594
Valley National Bancorp	314,817	3,677,063
WaFd, Inc.	11,571	370,619
Webster Financial Corp.	48,251	3,036,918
Western Alliance Bancorp	19,376	1,628,940
WSFS Financial Corp.	12,065	666,471
Zions Bancorp NA	54,828	3,209,631
		82,966,036
Beverages–0.12%
†Celsius Holdings, Inc.	15,269	698,404
MGP Ingredients, Inc.	7,783	189,127
†National Beverage Corp.	6,931	221,030
		1,108,561
Biotechnology–9.17%
†ACADIA Pharmaceuticals, Inc.	28,219	753,729
†ADMA Biologics, Inc.	106,721	1,946,591
†Akebia Therapeutics, Inc.	129,007	207,701
†Alkermes PLC	46,162	1,291,613
†Anavex Life Sciences Corp.	51,928	184,864
†Apellis Pharmaceuticals, Inc.	9,536	239,544
†Apogee Therapeutics, Inc.	20,804	1,570,286
†Arcellx, Inc.	8,852	577,150
†Arcutis Biotherapeutics, Inc.	63,777	1,852,084
†Ardelyx, Inc.	120,213	700,842
†Arrowhead Pharmaceuticals, Inc.	70,066	4,651,682
†Aurinia Pharmaceuticals, Inc.	74,510	1,188,435
†Avidity Biosciences, Inc.	26,118	1,883,891
†Beam Therapeutics, Inc.	13,160	364,795
†Bicara Therapeutics, Inc.	18,993	319,652
†BioCryst Pharmaceuticals, Inc.	129,448	1,009,694
†Biohaven Ltd.	19,130	215,978
†Bridgebio Pharma, Inc.	33,223	2,541,227
†CareDx, Inc.	33,788	636,566
†Catalyst Pharmaceuticals, Inc.	71,238	1,662,695
†Celcuity, Inc.	13,492	1,345,692
†CG oncology, Inc.	18,669	775,137
†Cidara Therapeutics, Inc.	10,223	2,258,158
†Compass Therapeutics, Inc.	66,607	357,680
†CRISPR Therapeutics AG	12,731	667,614
†Cytokinetics, Inc.	20,083	1,276,074
†Day One Biopharmaceuticals, Inc.	48,211	449,327
†Denali Therapeutics, Inc.	55,453	915,529
†Dynavax Technologies Corp.	68,858	1,059,036
†Dyne Therapeutics, Inc.	51,899	1,015,144
†Emergent BioSolutions, Inc.	36,150	446,814
LVIP Franklin Templeton Multi-Factor Funds-20

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Exact Sciences Corp.	18,762	$1,905,469
†Exelixis, Inc.	74,018	3,244,209
†GRAIL, Inc.	12,644	1,082,200
†Halozyme Therapeutics, Inc.	38,273	2,575,773
†ImmunityBio, Inc.	87,073	172,405
†Insmed, Inc.	14,084	2,451,179
†Ironwood Pharmaceuticals, Inc.	107,168	361,156
†Janux Therapeutics, Inc.	21,017	290,035
†Keros Therapeutics, Inc.	22,779	463,780
†Krystal Biotech, Inc.	9,562	2,357,415
†Kura Oncology, Inc.	45,280	470,459
†Kymera Therapeutics, Inc.	27,681	2,153,859
†Madrigal Pharmaceuticals, Inc.	6,194	3,607,014
†MannKind Corp.	121,122	686,762
†MiMedx Group, Inc.	71,523	484,211
†Mineralys Therapeutics, Inc.	21,631	784,989
†Mirum Pharmaceuticals, Inc.	24,740	1,954,213
†Monte Rosa Therapeutics, Inc.	31,785	498,389
†Myriad Genetics, Inc.	62,082	381,804
†Nuvalent, Inc. Class A	3,415	343,515
†Olema Pharmaceuticals, Inc.	5,954	148,850
†Organogenesis Holdings, Inc.	44,303	229,490
†ORIC Pharmaceuticals, Inc.	30,496	249,457
†Oruka Therapeutics, Inc.	13,261	401,941
†Palvella Therapeutics, Inc.	4,643	485,983
†Protagonist Therapeutics, Inc.	26,173	2,285,950
†PTC Therapeutics, Inc.	27,653	2,100,522
†REGENXBIO, Inc.	18,506	266,486
†Relay Therapeutics, Inc.	48,553	410,758
†Rigel Pharmaceuticals, Inc.	11,030	472,415
†Sana Biotechnology, Inc.	68,958	280,659
†Scholar Rock Holding Corp.	24,277	1,069,402
†Sionna Therapeutics, Inc.	8,261	339,858
†Soleno Therapeutics, Inc.	22,363	1,035,407
†Stoke Therapeutics, Inc.	30,693	974,196
†Syndax Pharmaceuticals, Inc.	13,436	282,290
†Taysha Gene Therapies, Inc.	107,968	593,824
†TG Therapeutics, Inc.	64,061	1,909,658
†Twist Bioscience Corp.	38,528	1,222,108
†Tyra Biosciences, Inc.	12,970	340,981
†United Therapeutics Corp.	4,872	2,373,882
†UroGen Pharma Ltd.	16,669	390,388
†Vaxcyte, Inc.	50,794	2,343,635
†Vera Therapeutics, Inc.	6,108	309,309
†Veracyte, Inc.	48,286	2,032,841
†Vericel Corp.	26,131	940,977
†Viking Therapeutics, Inc.	16,765	589,793
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Xencor, Inc.	40,024	$612,767
†Zymeworks, Inc.	23,495	618,623
		85,946,510
Broadline Retail–0.12%
Kohl's Corp.	52,951	1,080,730
		1,080,730
Building Products–1.20%
Apogee Enterprises, Inc.	13,775	501,548
Armstrong World Industries, Inc.	1,172	223,969
AZZ, Inc.	7,909	847,687
†Gibraltar Industries, Inc.	16,621	821,742
Griffon Corp.	18,232	1,342,787
Insteel Industries, Inc.	11,960	378,773
†Janus International Group, Inc.	89,502	585,343
†Modine Manufacturing Co.	7,057	942,180
Owens Corning	1,581	176,930
Quanex Building Products Corp.	30,380	467,244
†Resideo Technologies, Inc.	87,288	3,065,555
Tecnoglass, Inc.	12,646	636,347
UFP Industries, Inc.	13,406	1,220,616
		11,210,721
Capital Markets–2.00%
Acadian Asset Management, Inc.	17,953	843,791
Affiliated Managers Group, Inc.	11,289	3,254,393
Artisan Partners Asset Management, Inc. Class A	41,949	1,709,002
†Donnelley Financial Solutions, Inc.	8,645	403,635
Invesco Ltd.	15,994	420,162
Janus Henderson Group PLC	56,849	2,704,307
Marex Group PLC	35,931	1,378,313
PJT Partners, Inc. Class A	1,819	304,137
SEI Investments Co.	16,867	1,383,431
Stifel Financial Corp.	12,756	1,597,306
†StoneX Group, Inc.	24,951	2,373,589
Victory Capital Holdings, Inc. Class A	4,117	259,742
Virtus Investment Partners, Inc.	4,459	727,486
XP, Inc. Class A	86,799	1,420,900
		18,780,194
Chemicals–1.48%
AdvanSix, Inc.	17,435	301,625
Albemarle Corp.	6,684	945,385
Avient Corp.	15,981	499,246
†Ecovyst, Inc.	71,025	691,073
LVIP Franklin Templeton Multi-Factor Funds-21

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals (continued)
Hawkins, Inc.	10,709	$1,521,321
Huntsman Corp.	70,455	704,550
†Ingevity Corp.	22,565	1,335,397
Innospec, Inc.	13,361	1,022,651
Koppers Holdings, Inc.	11,799	319,517
†LSB Industries, Inc.	22,359	190,052
Mativ Holdings, Inc.	34,314	416,915
Minerals Technologies, Inc.	17,496	1,066,381
†Perimeter Solutions, Inc.	76,905	2,117,195
Quaker Chemical Corp.	4,389	602,654
Scotts Miracle-Gro Co.	15,398	898,473
Sensient Technologies Corp.	10,139	952,559
Tronox Holdings PLC	81,285	338,958
		13,923,952
Commercial Services & Supplies–1.44%
ACCO Brands Corp.	59,067	220,320
†BrightView Holdings, Inc.	48,146	610,010
Brink's Co.	4,267	498,087
†Cimpress PLC	10,166	676,954
†Clean Harbors, Inc.	3,965	929,713
†CoreCivic, Inc.	72,288	1,381,424
Deluxe Corp.	29,855	666,662
Ennis, Inc.	16,690	300,587
†GEO Group, Inc.	32,241	519,725
†Healthcare Services Group, Inc.	48,904	935,044
HNI Corp.	22,347	939,468
Interface, Inc.	37,913	1,058,531
†Liquidity Services, Inc.	14,853	450,194
MillerKnoll, Inc.	16,279	297,580
†Montrose Environmental Group, Inc.	21,126	524,559
†OPENLANE, Inc.	43,712	1,301,743
Pitney Bowes, Inc.	101,680	1,074,758
Tetra Tech, Inc.	31,898	1,069,859
		13,455,218
Communications Equipment–0.84%
†ADTRAN Holdings, Inc.	51,058	443,694
†CommScope Holding Co., Inc.	112,460	2,038,900
†Digi International, Inc.	12,529	542,380
†Extreme Networks, Inc.	51,453	856,693
†NetScout Systems, Inc.	45,383	1,228,064
†Viasat, Inc.	49,056	1,690,470
†Viavi Solutions, Inc.	59,781	1,065,297
		7,865,498
Construction & Engineering–1.94%
†Ameresco, Inc. Class A	14,851	434,986
Arcosa, Inc.	3,446	366,379
Argan, Inc.	6,794	2,128,696
†Bowman Consulting Group Ltd.	9,137	301,704
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering (continued)
Comfort Systems USA, Inc.	4,077	$3,805,023
Granite Construction, Inc.	13,981	1,612,708
†IES Holdings, Inc.	4,305	1,674,731
†Matrix Service Co.	16,804	196,607
†NWPX Infrastructure, Inc.	6,156	384,688
Primoris Services Corp.	14,907	1,850,555
†Sterling Infrastructure, Inc.	11,163	3,418,446
Tutor Perini Corp.	29,839	1,999,810
		18,174,333
Construction Materials–0.22%
†James Hardie Industries PLC	39,300	815,475
†Knife River Corp.	6,191	435,537
U.S. Lime & Minerals, Inc.	6,907	827,044
		2,078,056
Consumer Finance–0.89%
†Atlanticus Holdings Corp.	3,443	230,509
Bread Financial Holdings, Inc.	29,601	2,191,362
†Dave, Inc.	5,980	1,324,032
†Encore Capital Group, Inc.	15,283	830,631
†Enova International, Inc.	14,521	2,282,701
FirstCash Holdings, Inc.	1,824	290,709
†Green Dot Corp. Class A	29,088	372,617
†LendingClub Corp.	30,373	575,265
OneMain Holdings, Inc.	3,432	231,832
		8,329,658
Consumer Staples Distribution & Retail–0.49%
Albertsons Cos., Inc. Class A	49,096	842,978
Andersons, Inc.	20,049	1,066,005
†Grocery Outlet Holding Corp.	18,489	186,739
Ingles Markets, Inc. Class A	3,352	229,780
PriceSmart, Inc.	6,350	778,955
†United Natural Foods, Inc.	39,136	1,317,709
Village Super Market, Inc. Class A	5,754	203,663
		4,625,829
Containers & Packaging–0.20%
Ardagh Metal Packaging SA	62,908	257,923
Myers Industries, Inc.	25,006	468,112
†O-I Glass, Inc.	75,913	1,120,476
		1,846,511
Distributors–0.06%
†GigaCloud Technology, Inc. Class A	14,079	553,023
		553,023
Diversified Consumer Services–0.98%
ADT, Inc.	45,681	368,646
†Adtalem Global Education, Inc.	9,759	1,009,764
LVIP Franklin Templeton Multi-Factor Funds-22

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Consumer Services (continued)
†American Public Education, Inc.	10,068	$380,570
†Frontdoor, Inc.	36,950	2,131,645
†Grand Canyon Education, Inc.	11,113	1,848,203
†Lincoln Educational Services Corp.	16,705	403,426
†McGraw Hill, Inc.	15,142	249,843
†Mister Car Wash, Inc.	63,200	351,392
Perdoceo Education Corp.	39,927	1,171,059
†Stride, Inc.	19,508	1,266,654
		9,181,202
Diversified REITs–0.45%
Alexander & Baldwin, Inc.	49,785	1,027,562
American Assets Trust, Inc.	34,129	646,062
Armada Hoffler Properties, Inc.	53,601	354,839
Broadstone Net Lease, Inc.	127,677	2,217,749
		4,246,212
Diversified Telecommunication Services–0.65%
†Bandwidth, Inc. Class A	16,043	247,864
†Frontier Communications Parent, Inc.	7,462	284,078
†GCI Liberty, Inc. Class C	5,668	210,906
†Globalstar, Inc.	21,011	1,282,512
IDT Corp. Class B	10,326	528,795
†Lumen Technologies, Inc.	456,509	3,547,075
		6,101,230
Electric Utilities–0.86%
Genie Energy Ltd. Class B	13,941	192,107
†Hawaiian Electric Industries, Inc.	33,832	416,133
†Oklo, Inc.	25,242	1,811,366
Otter Tail Corp.	25,212	2,037,382
Portland General Electric Co.	74,212	3,561,434
		8,018,422
Electrical Equipment–2.78%
Allient, Inc.	9,503	510,786
†American Superconductor Corp.	22,687	652,932
†Amprius Technologies, Inc.	57,750	455,648
†Array Technologies, Inc.	101,743	938,070
Atkore, Inc.	18,592	1,175,944
†Bloom Energy Corp. Class A	85,505	7,429,529
EnerSys	21,088	3,094,664
†Enovix Corp.	24,672	180,352
†Fluence Energy, Inc.	12,185	241,019
LSI Industries, Inc.	18,018	330,090
†NANO Nuclear Energy, Inc.	5,733	137,649
†Nextpower, Inc. Class A	51,557	4,491,130
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†NuScale Power Corp.	12,350	$175,000
nVent Electric PLC	6,905	704,103
Powell Industries, Inc.	4,214	1,343,339
†Power Solutions International, Inc.	3,189	182,219
Preformed Line Products Co.	1,622	335,284
Sensata Technologies Holding PLC	73,451	2,445,184
†Shoals Technologies Group, Inc. Class A	109,123	927,546
†Sunrun, Inc.	15,748	289,763
		26,040,251
Electronic Equipment, Instruments & Components–3.15%
Advanced Energy Industries, Inc.	15,436	3,231,835
†Arlo Technologies, Inc.	50,781	710,426
†Arrow Electronics, Inc.	3,428	377,697
Bel Fuse, Inc. Class B	6,607	1,120,745
Belden, Inc.	8,277	964,684
Benchmark Electronics, Inc.	22,781	974,116
†Coherent Corp.	6,793	1,253,784
†Daktronics, Inc.	25,298	500,142
†Evolv Technologies Holdings, Inc.	71,414	511,324
†Fabrinet	6,154	2,801,793
Ingram Micro Holding Corp.	11,483	245,047
†Insight Enterprises, Inc.	6,737	548,863
†Itron, Inc.	14,732	1,368,014
†Kimball Electronics, Inc.	12,959	360,519
†Knowles Corp.	49,677	1,064,578
Napco Security Technologies, Inc.	17,801	742,302
†nLight, Inc.	27,057	1,014,908
†OSI Systems, Inc.	7,566	1,929,784
†Ouster, Inc.	17,983	389,152
PC Connection, Inc.	3,529	203,835
†Rogers Corp.	1,991	182,316
†Sanmina Corp.	24,583	3,689,171
†ScanSource, Inc.	14,392	562,152
TD SYNNEX Corp.	5,144	772,783
†TTM Technologies, Inc.	51,237	3,535,353
Vishay Intertechnology, Inc.	14,650	212,279
†Vishay Precision Group, Inc.	7,755	298,568
		29,566,170
Energy Equipment & Services–1.52%
Archrock, Inc.	68,625	1,785,623
Cactus, Inc. Class A	17,224	786,792
†Expro Group Holdings NV	67,426	900,137
Helmerich & Payne, Inc.	53,026	1,520,786
†Innovex International, Inc.	11,924	260,778
Liberty Energy, Inc.	86,210	1,591,437
†Nabors Industries Ltd.	5,020	272,586
Noble Corp. PLC	20,259	572,114
LVIP Franklin Templeton Multi-Factor Funds-23

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services (continued)
†Oceaneering International, Inc.	16,890	$405,867
†Oil States International, Inc.	39,011	264,104
Patterson-UTI Energy, Inc.	221,394	1,352,717
RPC, Inc.	56,125	305,320
TechnipFMC PLC	24,021	1,070,376
†TETRA Technologies, Inc.	85,108	797,462
†Transocean Ltd.	55,217	228,046
†Valaris Ltd.	19,026	958,910
Weatherford International PLC	15,076	1,179,848
		14,252,903
Entertainment–0.52%
Cinemark Holdings, Inc.	51,590	1,198,952
†IMAX Corp.	25,223	932,242
†Madison Square Garden Entertainment Corp.	10,023	540,139
Marcus Corp.	14,466	224,368
†Roku, Inc.	2,453	266,126
†Sphere Entertainment Co.	18,367	1,746,334
		4,908,161
Financial Services–2.44%
Banco Latinoamericano de Comercio Exterior SA	18,453	823,004
Burford Capital Ltd.	21,525	192,003
†Cantaloupe, Inc.	35,980	382,108
Cass Information Systems, Inc.	8,197	340,339
Compass Diversified Holdings	39,884	191,443
Enact Holdings, Inc.	19,397	768,897
Essent Group Ltd.	24,068	1,564,661
EVERTEC, Inc.	6,370	185,303
Federal Agricultural Mortgage Corp. Class C	2,283	400,826
HA Sustainable Infrastructure Capital, Inc.	24,744	777,704
†International Money Express, Inc.	18,989	291,671
Jackson Financial, Inc. Class A	45,355	4,837,111
MGIC Investment Corp.	137,690	4,023,302
†NCR Atleos Corp.	12,903	491,733
†NMI Holdings, Inc. Class A	45,700	1,864,103
Pagseguro Digital Ltd. Class A	120,070	1,157,475
Radian Group, Inc.	52,037	1,872,812
†Sezzle, Inc.	10,883	690,798
Western Union Co.	217,362	2,023,640
		22,878,933
Food Products–0.62%
Calavo Growers, Inc.	10,917	237,445
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Cal-Maine Foods, Inc.	29,054	$2,311,827
Flowers Foods, Inc.	102,773	1,118,170
Fresh Del Monte Produce, Inc.	17,267	615,223
†Mission Produce, Inc.	28,152	326,563
†Seneca Foods Corp. Class A	3,113	344,391
†Simply Good Foods Co.	32,706	656,737
†SunOpta, Inc.	51,111	194,222
		5,804,578
Gas Utilities–1.10%
Brookfield Infrastructure Corp. Class A	60,600	2,751,240
National Fuel Gas Co.	49,899	3,994,914
UGI Corp.	94,131	3,523,323
		10,269,477
Ground Transportation–0.34%
ArcBest Corp.	3,485	258,552
Covenant Logistics Group, Inc.	9,286	204,663
†Lyft, Inc. Class A	13,289	257,408
Marten Transport Ltd.	21,161	240,812
Ryder System, Inc.	11,509	2,202,708
		3,164,143
Health Care Equipment & Supplies–3.23%
†Alphatec Holdings, Inc.	58,874	1,238,709
†AngioDynamics, Inc.	25,261	324,351
†Artivion, Inc.	24,839	1,132,907
†AtriCure, Inc.	30,492	1,206,263
†Avanos Medical, Inc.	30,014	337,057
†Axogen, Inc.	26,438	865,316
†Bioventus, Inc. Class A	27,511	204,682
†Butterfly Network, Inc.	126,911	482,262
†Ceribell, Inc.	15,092	330,968
†Cerus Corp.	119,804	246,796
Dentsply Sirona, Inc.	61,206	699,585
Embecta Corp.	34,877	414,339
†Enovis Corp.	9,128	243,170
†Envista Holdings Corp.	78,669	1,707,904
†Glaukos Corp.	7,845	885,779
†Haemonetics Corp.	20,373	1,632,896
†ICU Medical, Inc.	12,570	1,793,362
†Inspire Medical Systems, Inc.	6,335	584,277
†Integer Holdings Corp.	6,611	518,501
†Integra LifeSciences Holdings Corp.	18,134	225,224
iRadimed Corp.	5,512	536,207
†iRhythm Technologies, Inc.	10,010	1,776,174
†Lantheus Holdings, Inc.	13,647	908,208
LeMaitre Vascular, Inc.	11,287	915,376
†LivaNova PLC	5,107	314,234
†Masimo Corp.	2,193	285,222
†Merit Medical Systems, Inc.	5,535	487,855
LVIP Franklin Templeton Multi-Factor Funds-24

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Neogen Corp.	140,373	$981,207
†Novocure Ltd.	68,203	881,865
=†OmniAb, Inc. Earnout Shares	8,030	0
=†OmniAb, Inc. Earnout Shares.	8,030	0
†Omnicell, Inc.	28,789	1,304,142
†Penumbra, Inc.	2,270	705,766
†PROCEPT BioRobotics Corp.	12,369	389,129
†QuidelOrtho Corp.	45,892	1,310,675
†SI-BONE, Inc.	20,316	400,631
†STAAR Surgical Co.	32,158	742,528
†Tactile Systems Technology, Inc.	11,810	342,490
†Tandem Diabetes Care, Inc.	8,514	187,138
†TransMedics Group, Inc.	12,907	1,570,136
†UFP Technologies, Inc.	3,942	875,242
†Varex Imaging Corp.	25,567	297,855
		30,286,428
Health Care Providers & Services–2.81%
†Acadia Healthcare Co., Inc.	23,256	330,003
†AdaptHealth Corp.	60,493	602,510
†Addus HomeCare Corp.	7,444	799,411
†Alignment Healthcare, Inc.	65,053	1,284,797
†AMN Healthcare Services, Inc.	26,120	411,651
†Astrana Health, Inc.	27,811	689,991
†Aveanna Healthcare Holdings, Inc.	31,280	255,558
†BrightSpring Health Services, Inc.	34,747	1,301,275
†Castle Biosciences, Inc.	16,535	643,212
†Clover Health Investments Corp.	247,854	582,457
Encompass Health Corp.	15,967	1,694,737
†Enhabit, Inc.	32,360	298,359
Ensign Group, Inc.	9,804	1,707,857
†Fulgent Genetics, Inc.	13,415	352,412
†GeneDx Holdings Corp.	8,520	1,108,111
†Guardant Health, Inc.	30,728	3,138,558
†HealthEquity, Inc.	9,632	882,388
†Hims & Hers Health, Inc.	53,481	1,736,528
†LifeStance Health Group, Inc.	72,468	510,175
National HealthCare Corp.	5,454	747,689
†NeoGenomics, Inc.	81,400	957,264
†Nutex Health, Inc.	2,251	370,560
†PACS Group, Inc.	5,868	225,273
†Pediatrix Medical Group, Inc.	57,285	1,225,326
†Privia Health Group, Inc.	10,290	243,976
†Progyny, Inc.	40,074	1,029,100
†RadNet, Inc.	18,178	1,297,000
†Strata Critical Medical, Inc.	42,145	202,717
†Surgery Partners, Inc.	19,481	300,981
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Talkspace, Inc.	95,674	$347,297
Universal Health Services, Inc. Class B	5,124	1,117,134
		26,394,307
Health Care REITs–0.79%
CareTrust REIT, Inc.	6,265	226,542
Community Healthcare Trust, Inc.	16,295	267,564
Global Medical REIT, Inc.	6,948	234,426
LTC Properties, Inc.	16,791	577,275
National Health Investors, Inc.	15,420	1,177,625
Omega Healthcare Investors, Inc.	53,164	2,357,292
Sabra Health Care REIT, Inc.	137,494	2,604,136
		7,444,860
Health Care Technology–0.36%
†Certara, Inc.	47,882	421,840
†Doximity, Inc. Class A	23,453	1,038,499
HealthStream, Inc.	16,196	373,642
†Phreesia, Inc.	32,587	551,372
†Simulations Plus, Inc.	10,832	197,467
†Teladoc Health, Inc.	117,804	824,628
		3,407,448
Hotel & Resort REITs–0.72%
Apple Hospitality REIT, Inc.	150,095	1,778,626
Chatham Lodging Trust	31,436	214,079
DiamondRock Hospitality Co.	138,176	1,238,057
Pebblebrook Hotel Trust	58,185	658,654
RLJ Lodging Trust	82,413	613,977
Ryman Hospitality Properties, Inc.	10,962	1,037,225
Summit Hotel Properties, Inc.	54,252	264,207
Xenia Hotels & Resorts, Inc.	67,752	958,013
		6,762,838
Hotels, Restaurants & Leisure–1.70%
†Accel Entertainment, Inc.	33,313	380,101
†BJ's Restaurants, Inc.	11,358	447,505
Bloomin' Brands, Inc.	51,307	316,564
Boyd Gaming Corp.	17,012	1,450,103
Brightstar Lottery PLC	55,106	853,041
†Brinker International, Inc.	12,428	1,783,667
Cheesecake Factory, Inc.	12,123	611,969
Cracker Barrel Old Country Store, Inc.	13,871	352,323
†El Pollo Loco Holdings, Inc.	17,171	179,609
Krispy Kreme, Inc.	50,038	201,153
†Kura Sushi USA, Inc. Class A	3,856	201,785
†Lindblad Expeditions Holdings, Inc.	20,823	300,268
LVIP Franklin Templeton Multi-Factor Funds-25

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Marriott Vacations Worldwide Corp.	3,781	$218,126
Monarch Casino & Resort, Inc.	8,532	816,512
Papa John's International, Inc.	5,460	210,155
†Planet Fitness, Inc. Class A	4,934	535,191
Red Rock Resorts, Inc. Class A	26,673	1,652,392
†Rush Street Interactive, Inc.	29,209	567,531
†Sabre Corp.	235,326	320,043
†Shake Shack, Inc. Class A	2,368	192,211
Super Group SGHC Ltd.	95,635	1,142,838
Travel & Leisure Co.	17,273	1,218,265
†United Parks & Resorts, Inc.	5,043	183,061
Vail Resorts, Inc.	9,069	1,204,363
Wendy's Co.	75,834	631,697
		15,970,473
Household Durables–1.41%
†Beazer Homes USA, Inc.	16,515	334,759
†Cavco Industries, Inc.	2,591	1,530,607
Century Communities, Inc.	16,766	995,062
†Champion Homes, Inc.	12,394	1,047,293
Ethan Allen Interiors, Inc.	14,714	336,068
†Helen of Troy Ltd.	13,631	289,659
†Hovnanian Enterprises, Inc. Class A	3,211	313,201
Installed Building Products, Inc.	10,304	2,672,755
Leggett & Platt, Inc.	89,794	987,734
†M/I Homes, Inc.	7,614	974,211
†Sonos, Inc.	46,036	808,392
†Taylor Morrison Home Corp.	15,367	904,655
†TopBuild Corp.	2,004	836,049
†Tri Pointe Homes, Inc.	38,070	1,198,063
		13,228,508
Household Products–0.21%
†Central Garden & Pet Co. Class A	22,948	669,852
Energizer Holdings, Inc.	12,100	240,669
Oil-Dri Corp. of America	6,352	310,867
Spectrum Brands Holdings, Inc.	12,280	725,502
		1,946,890
Independent Power and Renewable Electricity Producers–0.32%
AES Corp.	91,896	1,317,789
Clearway Energy, Inc. Class A	29,987	955,583
Ormat Technologies, Inc.	6,173	681,931
		2,955,303
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Industrial Conglomerates–0.02%
Brookfield Business Corp. Class A	5,863	$210,364
		210,364
Industrial REITs–0.44%
First Industrial Realty Trust, Inc.	6,983	399,916
Innovative Industrial Properties, Inc.	17,771	841,635
LXP Industrial Trust	7,662	379,882
Plymouth Industrial REIT, Inc.	27,973	612,049
Rexford Industrial Realty, Inc.	29,180	1,129,850
STAG Industrial, Inc.	8,119	298,454
Terreno Realty Corp.	8,208	481,892
		4,143,678
Insurance–1.66%
Axis Capital Holdings Ltd.	40,915	4,381,587
†Brighthouse Financial, Inc.	33,865	2,194,113
Fidelis Insurance Holdings Ltd.	37,771	739,179
†Genworth Financial, Inc. Class A	96,555	871,892
Globe Life, Inc.	9,339	1,306,153
†Hamilton Insurance Group Ltd. Class B	31,106	867,857
HCI Group, Inc.	3,889	745,483
†Heritage Insurance Holdings, Inc.	15,190	444,459
Horace Mann Educators Corp.	11,212	517,770
Investors Title Co.	905	225,924
†Palomar Holdings, Inc.	4,729	637,280
†SiriusPoint Ltd.	47,780	1,045,904
†Slide Insurance Holdings, Inc.	18,105	352,685
Tiptree, Inc.	12,936	236,341
United Fire Group, Inc.	14,103	512,644
Universal Insurance Holdings, Inc.	15,186	513,287
		15,592,558
Interactive Media & Services–0.67%
†Angi, Inc.	15,574	201,372
†Cargurus, Inc.	35,170	1,348,769
†Cars.com, Inc.	38,458	469,188
†EverQuote, Inc. Class A	18,486	499,122
†fuboTV, Inc. Class A	206,828	521,207
†Grindr, Inc.	15,650	211,901
†MediaAlpha, Inc. Class A	20,047	259,609
†QuinStreet, Inc.	32,177	462,383
Shutterstock, Inc.	12,667	241,940
LVIP Franklin Templeton Multi-Factor Funds-26

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†Yelp, Inc.	33,547	$1,019,493
†Ziff Davis, Inc.	28,521	1,002,513
		6,237,497
IT Services–0.71%
†Applied Digital Corp.	40,795	1,000,293
†Commerce.com, Inc.	43,539	179,381
†DigitalOcean Holdings, Inc.	42,105	2,026,093
†DXC Technology Co.	119,749	1,754,323
†Fastly, Inc. Class A	17,328	176,399
†Globant SA	3,138	205,131
†Kyndryl Holdings, Inc.	49,043	1,302,582
		6,644,202
Leisure Products–0.44%
Acushnet Holdings Corp.	15,170	1,210,870
†Malibu Boats, Inc. Class A	12,316	347,434
†Peloton Interactive, Inc. Class A	77,452	477,104
Polaris, Inc.	14,964	946,473
†Topgolf Callaway Brands Corp.	82,333	960,826
†YETI Holdings, Inc.	4,379	193,421
		4,136,128
Life Sciences Tools & Services–0.55%
†10X Genomics, Inc. Class A	39,014	636,318
†Adaptive Biotechnologies Corp.	78,355	1,272,485
†Azenta, Inc.	26,480	880,725
†Charles River Laboratories International, Inc.	5,620	1,121,078
†CryoPort, Inc.	28,905	277,488
†Maravai LifeSciences Holdings, Inc. Class A	55,547	180,528
†Medpace Holdings, Inc.	530	297,674
Mesa Laboratories, Inc.	3,515	275,927
†Niagen Bioscience, Inc.	31,463	200,105
		5,142,328
Machinery–2.97%
Allison Transmission Holdings, Inc.	5,439	532,478
Astec Industries, Inc.	14,615	633,122
†Blue Bird Corp.	20,560	966,320
†CECO Environmental Corp.	19,889	1,190,357
†Chart Industries, Inc.	4,529	934,016
Columbus McKinnon Corp.	18,923	326,422
†Energy Recovery, Inc.	35,943	484,871
ESCO Technologies, Inc.	15,017	2,934,172
Greenbrier Cos., Inc.	20,040	936,670
Helios Technologies, Inc.	22,226	1,188,869
†Hillman Solutions Corp.	116,752	1,011,072
Hyster-Yale, Inc.	6,143	182,508
Kadant, Inc.	2,973	847,364
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Lincoln Electric Holdings, Inc.	9,025	$2,162,751
Lindsay Corp.	6,619	780,181
Luxfer Holdings PLC	17,475	236,437
†Manitowoc Co., Inc.	22,132	265,363
†Microvast Holdings, Inc.	125,138	350,386
Mueller Industries, Inc.	37,749	4,333,585
†Proto Labs, Inc.	15,785	798,563
REV Group, Inc.	25,836	1,571,087
Snap-on, Inc.	8,310	2,863,626
Terex Corp.	26,637	1,421,883
†Titan International, Inc.	23,517	184,138
Wabash National Corp.	27,206	235,332
Worthington Enterprises, Inc.	8,505	438,603
		27,810,176
Marine Transportation–0.17%
Costamare, Inc.	29,663	468,379
Matson, Inc.	9,301	1,149,138
		1,617,517
Media–0.95%
†AMC Networks, Inc. Class A	20,952	199,463
Cable One, Inc.	3,430	387,076
†DoubleVerify Holdings, Inc.	16,336	186,884
†EchoStar Corp. Class A	20,384	2,215,741
†EW Scripps Co. Class A	40,777	162,700
Gray Media, Inc.	52,837	255,731
†iHeartMedia, Inc. Class A	38,735	161,138
John Wiley & Sons, Inc. Class A	24,837	760,757
†Magnite, Inc.	95,783	1,554,558
Nexstar Media Group, Inc.	2,376	482,447
†PubMatic, Inc. Class A	27,045	239,889
Sinclair, Inc.	11,213	171,559
Sirius XM Holdings, Inc.	63,551	1,270,702
†Stagwell, Inc.	38,161	186,607
TEGNA, Inc.	16,084	312,190
†USA TODAY Co., Inc.	75,487	388,758
		8,936,200
Metals & Mining–2.37%
Alcoa Corp.	7,406	393,555
†Alpha Metallurgical Resources, Inc.	6,795	1,358,185
Caledonia Mining Corp. PLC	10,943	286,378
†Century Aluminum Co.	33,281	1,303,950
†Coeur Mining, Inc.	142,478	2,540,383
Commercial Metals Co.	20,006	1,384,815
†Compass Minerals International, Inc.	22,129	434,614
†Constellium SE	59,440	1,120,444
Ferroglobe PLC	58,121	269,681
Hecla Mining Co.	158,646	3,044,417
LVIP Franklin Templeton Multi-Factor Funds-27

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining (continued)
Materion Corp.	2,772	$344,615
†Metallus, Inc.	12,027	206,383
†MP Materials Corp.	17,399	878,997
Olympic Steel, Inc.	5,681	243,062
Ramaco Resources, Inc. Class B	17,724	208,262
Reliance, Inc.	4,974	1,436,839
Royal Gold, Inc.	6,692	1,487,565
Ryerson Holding Corp.	17,690	445,080
†SSR Mining, Inc.	124,508	2,729,215
SunCoke Energy, Inc.	55,218	397,570
Warrior Met Coal, Inc.	11,228	989,973
Worthington Steel, Inc.	21,552	746,130
		22,250,113
Mortgage Real Estate Investment Trusts (REITs)–0.75%
AGNC Investment Corp.	33,229	356,215
Chimera Investment Corp.	52,060	647,106
Ellington Financial, Inc.	50,262	682,558
Invesco Mortgage Capital, Inc.	44,946	377,996
MFA Financial, Inc.	64,229	597,972
Redwood Trust, Inc.	67,416	372,810
Rithm Capital Corp.	338,153	3,685,868
TPG RE Finance Trust, Inc.	37,847	325,862
		7,046,387
Multi-Utilities–0.36%
Avista Corp.	11,430	440,512
Black Hills Corp.	18,428	1,279,272
NiSource, Inc.	40,614	1,696,041
		3,415,825
Office REITs–0.57%
COPT Defense Properties	66,510	1,848,978
Highwoods Properties, Inc.	56,246	1,452,271
Kilroy Realty Corp.	31,802	1,188,441
Postal Realty Trust, Inc. Class A	14,313	231,012
Vornado Realty Trust	19,886	661,806
		5,382,508
Oil, Gas & Consumable Fuels–2.57%
APA Corp.	54,848	1,341,582
Ardmore Shipping Corp.	23,482	248,674
†Centrus Energy Corp. Class A	10,180	2,471,297
Civitas Resources, Inc.	62,476	1,692,475
†Clean Energy Fuels Corp.	105,671	221,909
†CNX Resources Corp.	23,200	853,064
Crescent Energy Co. Class A	38,063	319,348
Dorian LPG Ltd.	18,000	438,120
DT Midstream, Inc.	14,844	1,776,530
†Energy Fuels, Inc.	12,290	178,697
†FLEX LNG Ltd.	20,284	506,086
†Green Plains, Inc.	43,032	421,713
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Gulfport Energy Corp.	1,031	$214,438
HF Sinclair Corp.	21,087	971,689
International Seaways, Inc.	17,321	840,934
Matador Resources Co.	41,724	1,770,766
Northern Oil & Gas, Inc.	64,417	1,383,033
†Par Pacific Holdings, Inc.	33,948	1,192,933
Peabody Energy Corp.	79,410	2,358,477
†REX American Resources Corp.	20,168	651,830
SandRidge Energy, Inc.	21,037	303,564
Scorpio Tankers, Inc.	13,454	683,867
SM Energy Co.	76,561	1,431,691
†Talos Energy, Inc.	32,790	361,346
Teekay Corp. Ltd.	24,689	222,942
Teekay Tankers Ltd. Class A	12,565	671,222
†Uranium Energy Corp.	32,032	374,134
VAALCO Energy, Inc.	60,048	218,575
		24,120,936
Paper & Forest Products–0.09%
†Magnera Corp.	18,241	276,169
Sylvamo Corp.	10,942	526,857
		803,026
Passenger Airlines–0.52%
†Alaska Air Group, Inc.	18,905	950,921
†Allegiant Travel Co.	8,884	757,539
†Joby Aviation, Inc.	16,568	218,698
†SkyWest, Inc.	24,144	2,424,299
†Sun Country Airlines Holdings, Inc.	33,497	482,022
		4,833,479
Personal Care Products–0.23%
†Herbalife Ltd.	64,383	829,897
Interparfums, Inc.	8,755	742,687
†Nature's Sunshine Products, Inc.	11,657	251,558
Nu Skin Enterprises, Inc. Class A	31,768	305,608
		2,129,750
Pharmaceuticals–2.73%
†Amneal Pharmaceuticals, Inc.	65,944	830,894
†Amphastar Pharmaceuticals, Inc.	23,766	636,454
†ANI Pharmaceuticals, Inc.	12,018	948,701
†Avadel Pharmaceuticals PLC	49,184	1,059,915
†Collegium Pharmaceutical, Inc.	20,171	933,917
†Corcept Therapeutics, Inc.	37,526	1,305,905
†CorMedix, Inc.	40,280	468,456
†Crinetics Pharmaceuticals, Inc.	15,885	739,447
LVIP Franklin Templeton Multi-Factor Funds-28

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
†Edgewise Therapeutics, Inc.	40,670	$1,009,226
†Elanco Animal Health, Inc.	56,429	1,276,988
†Enliven Therapeutics, Inc.	20,151	310,325
†EyePoint, Inc.	33,171	606,034
†Fulcrum Therapeutics, Inc.	19,428	219,731
†Harmony Biosciences Holdings, Inc.	20,175	754,949
†Harrow, Inc.	19,569	958,881
†Indivior PLC	76,704	2,752,140
†Innoviva, Inc.	31,607	631,824
†LENZ Therapeutics, Inc.	10,478	167,648
†Ligand Pharmaceuticals, Inc.	9,617	1,818,286
Organon & Co.	25,438	182,391
†Pacira BioSciences, Inc.	25,047	648,216
Perrigo Co. PLC	45,100	627,792
Phibro Animal Health Corp. Class A	12,683	473,837
†Septerna, Inc.	14,316	399,130
†Supernus Pharmaceuticals, Inc.	30,286	1,505,214
†Tarsus Pharmaceuticals, Inc.	2,648	216,818
†Terns Pharmaceuticals, Inc.	28,955	1,169,782
†Theravance Biopharma, Inc.	24,325	455,121
†Trevi Therapeutics, Inc.	49,512	619,890
Viatris, Inc.	58,262	725,362
†Xeris Biopharma Holdings, Inc.	105,421	827,555
†Zevra Therapeutics, Inc.	36,729	329,092
		25,609,921
Professional Services–1.64%
Barrett Business Services, Inc.	15,102	546,843
†Clarivate PLC	234,196	782,215
Concentrix Corp.	27,058	1,125,072
CRA International, Inc.	4,009	804,586
CSG Systems International, Inc.	17,856	1,369,377
†ExlService Holdings, Inc.	10,124	429,663
Genpact Ltd.	30,869	1,444,052
†Huron Consulting Group, Inc.	10,579	1,829,215
ICF International, Inc.	10,631	906,824
†Innodata, Inc.	18,404	937,684
Kforce, Inc.	10,801	333,967
†Legalzoom.com, Inc.	79,478	789,216
ManpowerGroup, Inc.	14,126	419,966
†Paylocity Holding Corp.	1,788	272,670
†Resolute Holdings Management, Inc.	2,537	523,713
TriNet Group, Inc.	4,339	256,565
†Upwork, Inc.	84,215	1,669,141
†Willdan Group, Inc.	9,406	975,026
		15,415,795
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development–0.83%
†Anywhere Real Estate, Inc.	59,062	$836,318
†Cushman & Wakefield Ltd.	99,066	1,603,878
†Forestar Group, Inc.	12,951	318,983
†Jones Lang LaSalle, Inc.	7,443	2,504,346
Kennedy-Wilson Holdings, Inc.	48,895	472,815
Newmark Group, Inc. Class A	80,079	1,388,570
St. Joe Co.	11,816	701,516
		7,826,426
Residential REITs–0.31%
American Homes 4 Rent Class A	6,592	211,603
Apartment Investment & Management Co. Class A	88,469	525,506
Elme Communities	10,606	184,544
Equity LifeStyle Properties, Inc.	4,236	256,744
Independence Realty Trust, Inc.	57,286	1,001,359
Veris Residential, Inc.	50,262	747,899
		2,927,655
Retail REITs–1.16%
Agree Realty Corp.	26,388	1,900,728
Alexander's, Inc.	1,184	258,041
Brixmor Property Group, Inc.	9,504	249,195
CBL & Associates Properties, Inc.	11,937	441,669
Getty Realty Corp.	35,491	971,389
Macerich Co.	27,814	513,447
NETSTREIT Corp.	56,059	988,881
NNN REIT, Inc.	17,686	700,896
Regency Centers Corp.	38,713	2,672,358
Saul Centers, Inc.	6,510	205,260
Tanger, Inc.	46,238	1,542,962
Whitestone REIT	29,279	406,685
		10,851,511
Semiconductors & Semiconductor Equipment–3.71%
†Aehr Test Systems	13,251	267,538
†Alpha & Omega Semiconductor Ltd.	13,252	262,522
†Ambarella, Inc.	12,654	896,409
Amkor Technology, Inc.	51,803	2,045,182
†Astera Labs, Inc.	2,334	388,284
†Axcelis Technologies, Inc.	20,191	1,622,145
†Cirrus Logic, Inc.	17,997	2,132,645
†Credo Technology Group Holding Ltd.	47,740	6,869,309
†Diodes, Inc.	29,391	1,450,152
†FormFactor, Inc.	5,766	321,627
†Impinj, Inc.	7,796	1,356,582
Kulicke & Soffa Industries, Inc.	19,566	891,427
LVIP Franklin Templeton Multi-Factor Funds-29

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
MKS, Inc.	3,788	$605,322
†Navitas Semiconductor Corp.	64,300	459,102
NVE Corp.	3,098	183,804
†Onto Innovation, Inc.	2,638	416,435
†Penguin Solutions, Inc.	32,196	629,754
†Photronics, Inc.	35,443	1,134,176
†Qorvo, Inc.	9,954	841,213
†Rambus, Inc.	34,949	3,211,464
†Rigetti Computing, Inc.	83,221	1,843,345
†Semtech Corp.	15,326	1,129,373
†Silicon Laboratories, Inc.	7,666	1,001,946
†SiTime Corp.	5,838	2,061,923
†SkyWater Technology, Inc.	11,295	205,117
Skyworks Solutions, Inc.	25,389	1,609,917
†Ultra Clean Holdings, Inc.	9,574	242,509
†Veeco Instruments, Inc.	26,112	746,281
		34,825,503
Software–6.27%
†8x8, Inc.	86,778	170,953
A10 Networks, Inc.	45,376	802,701
†ACI Worldwide, Inc.	52,408	2,505,627
Adeia, Inc.	70,302	1,212,710
†Agilysys, Inc.	7,615	904,967
†Alkami Technology, Inc.	27,987	645,660
†Appfolio, Inc. Class A	5,292	1,231,184
†Asana, Inc. Class A	53,257	730,153
†AvePoint, Inc.	69,666	967,661
†Bill Holdings, Inc.	10,311	562,362
†Bit Digital, Inc.	108,033	204,182
†Cerence, Inc.	26,018	278,132
†Cipher Mining, Inc.	54,939	810,900
†Cleanspark, Inc.	101,887	1,031,096
Clear Secure, Inc. Class A	40,477	1,419,933
†Commvault Systems, Inc.	18,650	2,337,964
†Consensus Cloud Solutions, Inc.	9,676	211,130
†Digital Turbine, Inc.	50,266	251,330
Dolby Laboratories, Inc. Class A	3,977	255,403
†Dropbox, Inc. Class A	80,677	2,242,821
†D-Wave Quantum, Inc.	84,903	2,220,213
†Dynatrace, Inc.	14,373	622,926
†Five9, Inc.	51,735	1,037,287
†Freshworks, Inc. Class A	64,621	791,607
†Gitlab, Inc. Class A	4,997	187,537
†Hut 8 Corp.	46,498	2,136,118
†I3 Verticals, Inc. Class A	7,446	187,565
†Intapp, Inc.	18,074	828,151
InterDigital, Inc.	11,680	3,718,678
†Jamf Holding Corp.	44,091	573,624
†Life360, Inc.	6,629	425,184
†LiveRamp Holdings, Inc.	44,072	1,294,395
†Manhattan Associates, Inc.	5,114	886,307
†MARA Holdings, Inc.	69,014	619,746
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Mitek Systems, Inc.	28,262	$298,164
†NCR Voyix Corp.	85,480	871,896
OneSpan, Inc.	24,239	311,229
†Pagaya Technologies Ltd. Class A	29,964	626,248
†PagerDuty, Inc.	57,804	757,810
†PAR Technology Corp.	17,228	625,032
Pegasystems, Inc.	12,564	750,322
†Porch Group, Inc.	43,498	397,137
†Progress Software Corp.	23,842	1,024,252
†Q2 Holdings, Inc.	29,403	2,121,720
†Qualys, Inc.	12,453	1,655,004
†Rapid7, Inc.	36,791	559,223
Red Violet, Inc.	7,025	400,074
†RingCentral, Inc. Class A	54,776	1,581,931
†Riot Platforms, Inc.	81,536	1,033,061
†SEMrush Holdings, Inc. Class A	23,179	275,598
†SoundHound AI, Inc. Class A	70,084	698,737
†Sprinklr, Inc. Class A	75,074	584,076
†Sprout Social, Inc. Class A	33,986	383,022
†SPS Commerce, Inc.	24,723	2,203,561
†Teradata Corp.	64,327	1,958,114
†Terawulf, Inc.	44,146	507,238
†UiPath, Inc. Class A	76,063	1,246,673
†Varonis Systems, Inc.	16,954	556,091
†Weave Communications, Inc.	37,697	286,120
†Workiva, Inc.	2,064	178,020
†Yext, Inc.	55,642	448,475
†Zeta Global Holdings Corp. Class A	106,997	2,177,389
		58,822,424
Specialized REITs–0.40%
CubeSmart	6,901	248,781
EPR Properties	43,215	2,156,429
PotlatchDeltic Corp.	6,312	251,091
Rayonier, Inc.	26,539	574,569
Safehold, Inc.	37,077	507,584
		3,738,454
Specialty Retail–2.57%
†Abercrombie & Fitch Co. Class A	18,097	2,277,869
Academy Sports & Outdoors, Inc.	7,037	351,569
Advance Auto Parts, Inc.	16,767	658,943
American Eagle Outfitters, Inc.	101,501	2,676,581
Arko Corp.	47,878	217,366
†Asbury Automotive Group, Inc.	3,621	841,991
†Boot Barn Holdings, Inc.	3,517	620,645
Buckle, Inc.	21,410	1,143,722
Build-A-Bear Workshop, Inc.	8,328	510,257
LVIP Franklin Templeton Multi-Factor Funds-30

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Caleres, Inc.	21,430	$260,803
Gap, Inc.	9,176	234,906
Group 1 Automotive, Inc.	4,740	1,864,242
†MarineMax, Inc.	11,108	269,147
Monro, Inc.	19,273	386,231
†National Vision Holdings, Inc.	44,716	1,154,567
†RealReal, Inc.	40,080	632,462
†Revolve Group, Inc.	23,328	704,272
†Sally Beauty Holdings, Inc.	68,791	980,960
Shoe Carnival, Inc.	11,016	185,950
Signet Jewelers Ltd.	21,295	1,764,930
Sonic Automotive, Inc. Class A	9,298	575,174
†Stitch Fix, Inc. Class A	55,652	292,173
Upbound Group, Inc.	35,203	618,165
†Urban Outfitters, Inc.	26,520	1,995,895
†Victoria's Secret & Co.	21,938	1,188,382
†Wayfair, Inc. Class A	7,332	736,206
Winmark Corp.	1,865	755,213
†Zumiez, Inc.	9,081	236,560
		24,135,181
Technology Hardware, Storage & Peripherals–0.49%
†Diebold Nixdorf, Inc.	8,230	558,735
†Eastman Kodak Co.	28,049	237,294
†IonQ, Inc.	54,616	2,450,620
†Pure Storage, Inc. Class A	12,495	837,290
†Quantum Computing, Inc.	45,118	462,911
		4,546,850
Textiles, Apparel & Luxury Goods–0.61%
†Capri Holdings Ltd.	25,632	625,421
†Crocs, Inc.	11,647	996,051
†Figs, Inc. Class A	58,598	665,673
G-III Apparel Group Ltd.	25,376	734,889
Kontoor Brands, Inc.	7,246	442,658
Oxford Industries, Inc.	9,738	333,040
Tapestry, Inc.	13,745	1,756,199
Wolverine World Wide, Inc.	9,862	178,995
		5,732,926
Tobacco–0.09%
Turning Point Brands, Inc.	7,457	808,339
		808,339
Trading Companies & Distributors–1.25%
Air Lease Corp.	16,538	1,062,236
Applied Industrial Technologies, Inc.	10,832	2,781,332
†BlueLinx Holdings, Inc.	5,168	317,470
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†DNOW, Inc.	115,839	$1,534,867
†DXP Enterprises, Inc.	7,847	861,522
GATX Corp.	2,800	474,880
Global Industrial Co.	9,613	280,892
Herc Holdings, Inc.	7,910	1,173,686
†NPK International, Inc.	42,744	509,508
Rush Enterprises, Inc. Class A	8,777	486,553
†Titan Machinery, Inc.	13,373	201,130
†Transcat, Inc.	5,951	337,600
Willis Lease Finance Corp.	1,848	250,663
†Xometry, Inc. Class A	24,212	1,439,888
		11,712,227
Water Utilities–0.39%
American States Water Co.	11,459	830,548
California Water Service Group	21,798	944,507
Consolidated Water Co. Ltd.	9,452	333,561
H2O America	20,254	992,244
Middlesex Water Co.	11,737	591,780
		3,692,640
Wireless Telecommunication Services–0.13%
Millicom International Cellular SA	21,992	1,219,236
		1,219,236
Total Common Stock (Cost $718,446,021)		917,600,203
RIGHTS–0.01%
=†89bio, Inc.	40,558	13,790
=†Akero Therapeutics, Inc.	45,523	29,590
=†Blueprint Medicines Corp.	26,273	12,085
=†Chinook Therapeutics, Inc.	24,718	0
=†Mirati Therapeutics, Inc.	21,713	64,705
Total Rights (Cost $70,664)		120,170

MONEY MARKET FUND–1.93%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.74%)	18,121,117	18,121,117
Total Money Market Fund (Cost $18,121,117)		18,121,117

TOTAL INVESTMENTS–99.79% (Cost $736,637,802)	935,841,490
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	1,944,181
NET ASSETS APPLICABLE TO 64,755,869 SHARES OUTSTANDING–100.00%	$937,785,671
LVIP Franklin Templeton Multi-Factor Funds-31

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR SMID CAP EQUITY FUND STANDARD CLASS ($732,471,345 / 50,544,677 Shares)	$14.492
NET ASSET VALUE PER SHARE–LVIP FRANKLIN TEMPLETON MULTI-FACTOR SMID CAP EQUITY FUND SERVICE CLASS ($205,314,326 / 14,211,192 Shares)	$14.447
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$730,935,578
Distributable earnings/(accumulated loss)	206,850,093
TOTAL NET ASSETS	$937,785,671

†Non-income producing.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".

★Includes $1,497,768 cash collateral held at broker for futures contracts, $1,161,756 payable for fund shares redeemed, $16,250 other accrued expenses payable, $317,760 due to manager and affiliates, $772,075 due to custodian, $155,712 variation margin due to broker on futures contracts, $19,687 payable for audit fee and $25,707 payable for fund accounting fee as of December 31, 2025.

The following futures contracts were outstanding at December 31, 2025:
Futures Contract1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Equity Contract:
157	CME E-mini Russell 2000 Index Futures	$19,609,300	$20,051,140	3/20/26	$—	$(441,840)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.

Summary of Abbreviations:
CME–Chicago Mercantile Exchange
IT–Information Technology
LNG–Liquefied Natural Gas
REIT–Real Estate Investment Trust
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-32

LVIP Franklin Templeton Multi-Factor Funds
Statements of Operations
Year Ended December 31, 2025
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
INVESTMENT INCOME:
Dividends from unaffiliated investments	$28,560,774	$17,034,324	$23,368,949	$12,053,473
Foreign taxes withheld	(2,623,622)	(1,970,089)	(1,307)	(15,595)
	25,937,152	15,064,235	23,367,642	12,037,878
EXPENSES:
Management fees	2,996,808	1,822,421	5,397,690	2,679,323
Distribution fees-Service Class	315,722	337,738	845,644	481,963
Shareholder servicing fees	264,336	154,001	512,110	249,335
Accounting and administration expenses	164,639	105,849	303,795	160,419
Professional fees	112,281	80,420	81,896	63,359
Custodian fees	87,066	275,874	12,597	13,746
Trustees’ fees and expenses	26,066	15,279	50,743	24,538
Pricing fees	21,951	19,122	8,477	10,975
Reports and statements to shareholders	17,328	17,638	29,564	19,932
Consulting fees	10,121	20,269	14,113	10,648
Other	22,361	15,936	42,809	22,616
	4,038,679	2,864,547	7,299,438	3,736,854
Less:
Management fees waived	(80,001)	(64,946)	(107,500)	(32,500)
Total operating expenses	3,958,678	2,799,601	7,191,938	3,704,354
NET INVESTMENT INCOME	21,978,474	12,264,634	16,175,704	8,333,524
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	63,189,823	29,492,347 *	106,979,040	30,475,978
Foreign currencies	(88,110)	(491,076)	—	—
Futures contracts	2,796,655	2,242,559	2,109,185	486,749
Net realized gain	65,898,368	31,243,830	109,088,225	30,962,727
Net change in unrealized appreciation (depreciation) of:
Investments	187,294,993	111,673,950 **	176,890,280	76,468,717
Foreign currencies	437,237	33,498	—	—
Futures contracts	260,857	669,838	798,341	319,103
Net change in unrealized appreciation (depreciation)	187,993,087	112,377,286	177,688,621	76,787,820
NET REALIZED AND UNREALIZED GAIN	253,891,455	143,621,116	286,776,846	107,750,547
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$275,869,929	$155,885,750	$302,952,550	$116,084,071

*	Includes $909,106 foreign capital gains taxes paid.
**	Includes $58,072 change in foreign capital gain taxes accrued.
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-33

LVIP Franklin Templeton Multi-Factor Funds
Statements of Changes in Net Assets
	LVIP Franklin Templeton Multi-Factor International Equity Fund		LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund		LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund		LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
	Year Ended		Year Ended		Year Ended		Year Ended
	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$21,978,474	$20,746,924	$12,264,634	$12,161,727	$16,175,704	$16,382,107	$8,333,524	$6,400,520
Net realized gain	65,898,368	32,378,808	31,243,830	6,237,615	109,088,225	136,724,736	30,962,727	37,612,548
Net change in unrealized appreciation (depreciation)	187,993,087	(22,728,661)	112,377,286	24,691,583	177,688,621	255,940,101	76,787,820	38,933,240
Net increase in net assets resulting from operations	275,869,929	30,397,071	155,885,750	43,090,925	302,952,550	409,046,944	116,084,071	82,946,308
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(32,460,799)	(28,008,785)	(11,812,339)	(12,383,924)	(76,664,298)	(91,227,208)	(7,579,640)	(5,842,044)
Service Class	(4,856,258)	(4,172,859)	(3,667,601)	(3,817,260)	(17,549,026)	(20,389,972)	(1,666,630)	(1,249,405)
Return of capital:
Standard Class	—	(135,851)	—	(652,308)	—	—	—	(1,046,237)
Service Class	—	(23,942)	—	(235,901)	—	—	—	(381,971)
	(37,317,057)	(32,341,437)	(15,479,940)	(17,089,393)	(94,213,324)	(111,617,180)	(9,246,270)	(8,519,657)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	85,858,101	168,650,466	44,371,741	60,539,961	149,211,169	323,768,748	164,721,012	247,881,153
Service Class	21,529,718	13,958,275	10,052,987	10,278,150	44,051,410	28,328,450	33,912,074	20,817,008
Reinvestment of dividends and distributions:
Standard Class	32,460,799	28,144,636	11,812,339	13,036,232	76,664,298	91,227,208	7,579,640	6,888,281
Service Class	4,856,258	4,196,801	3,667,601	4,053,161	17,549,026	20,389,972	1,666,630	1,631,376
	144,704,876	214,950,178	69,904,668	87,907,504	287,475,903	463,714,378	207,879,356	277,217,818
Cost of shares redeemed:
Standard Class	(220,996,694)	(131,852,660)	(127,727,153)	(67,581,581)	(293,463,005)	(364,396,191)	(130,384,247)	(85,661,151)
Service Class	(38,809,859)	(26,266,759)	(36,428,859)	(28,722,195)	(75,325,103)	(89,470,538)	(40,793,165)	(44,384,371)
	(259,806,553)	(158,119,419)	(164,156,012)	(96,303,776)	(368,788,108)	(453,866,729)	(171,177,412)	(130,045,522)
Increase (decrease) in net assets derived from capital share transactions	(115,101,677)	56,830,759	(94,251,344)	(8,396,272)	(81,312,205)	9,847,649	36,701,944	147,172,296
NET INCREASE IN NET ASSETS	123,451,195	54,886,393	46,154,466	17,605,260	127,427,021	307,277,413	143,539,745	221,598,947
NET ASSETS:
Beginning of year	868,242,277	813,355,884	514,939,067	497,333,807	1,742,969,245	1,435,691,832	794,245,926	572,646,979
End of year	$991,693,472	$868,242,277	$561,093,533	$514,939,067	$1,870,396,266	$1,742,969,245	$937,785,671	$794,245,926
See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-34

LVIP Franklin Templeton Multi-Factor International Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23[1]	12/31/22	12/31/21
Net asset value, beginning of period	$8.038	$8.047	$7.056	$8.247	$7.630
Income (loss) from investment operations:
Net investment income[2]	0.233	0.221	0.230	0.333	0.363
Net realized and unrealized gain (loss)	2.616	0.096	1.094	(0.941)	0.634
Total from investment operations	2.849	0.317	1.324	(0.608)	0.997
Less dividends and distributions from:
Net investment income	(0.350)	(0.324)	(0.333)	(0.583)	(0.380)
Net realized gain	(0.059)	—	—	—	—
Return of capital	—	(0.002)	—	—	—
Total dividends and distributions	(0.409)	(0.326)	(0.333)	(0.583)	(0.380)
Net asset value, end of period	$10.478	$8.038	$8.047	$7.056	$8.247
Total return[3]	35.59%	3.76%	18.92%	(7.02% )	13.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$855,901	$752,932	$690,197	$629,275	$786,917
Ratio of expenses to average net assets	0.40%	0.40%	0.41%	0.40%	0.39%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.41%	0.41%	0.42%	0.41%	0.40%
Ratio of net investment income to average net assets	2.45%	2.60%	3.03%	4.41%	4.24%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.44%	2.59%	3.02%	4.40%	4.23%
Portfolio turnover	53%	59%	127%	55%	57%

[1]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-35

LVIP Franklin Templeton Multi-Factor International Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23[1]	12/31/22	12/31/21
Net asset value, beginning of period	$8.042	$8.050	$7.059	$8.250	$7.632
Income (loss) from investment operations:
Net investment income[2]	0.209	0.200	0.211	0.313	0.342
Net realized and unrealized gain (loss)	2.616	0.096	1.093	(0.940)	0.634
Total from investment operations	2.825	0.296	1.304	(0.627)	0.976
Less dividends and distributions from:
Net investment income	(0.326)	(0.302)	(0.313)	(0.564)	(0.358)
Net realized gain	(0.059)	—	—	—	—
Return of capital	—	(0.002)	—	—	—
Total dividends and distributions	(0.385)	(0.304)	(0.313)	(0.564)	(0.358)
Net asset value, end of period	$10.482	$8.042	$8.050	$7.059	$8.250
Total return[3]	35.26%	3.51%	18.62%	(7.24% )	12.87%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$135,793	$115,310	$123,159	$123,499	$143,998
Ratio of expenses to average net assets	0.65%	0.65%	0.66%	0.65%	0.64%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.66%	0.66%	0.67%	0.66%	0.65%
Ratio of net investment income to average net assets	2.20%	2.35%	2.78%	4.16%	3.99%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.19%	2.34%	2.77%	4.15%	3.98%
Portfolio turnover	53%	59%	127%	55%	57%

[1]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-36

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23[1]	12/31/22	12/31/21
Net asset value, beginning of period	$7.721	$7.331	$6.889	$8.755	$8.528
Income (loss) from investment operations:
Net investment income[2]	0.210	0.193	0.167	0.420	0.437
Net realized and unrealized gain (loss)	2.431	0.467	0.516	(1.488)	0.309
Total from investment operations	2.641	0.660	0.683	(1.068)	0.746
Less dividends and distributions from:
Net investment income	(0.292)	(0.256)	(0.241)	(0.798)	(0.519)
Return of capital	—	(0.014)	—	—	—
Total dividends and distributions	(0.292)	(0.270)	(0.241)	(0.798)	(0.519)
Net asset value, end of period	$10.070	$7.721	$7.331	$6.889	$8.755
Total return[3]	34.31%	8.90%	10.04%	(11.83% )	8.79%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$420,031	$387,244	$362,665	$315,155	$408,291
Ratio of expenses to average net assets	0.46%	0.46%	0.50%	0.46%	0.47%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.47%	0.47%	0.51%	0.47%	0.48%
Ratio of net investment income to average net assets	2.38%	2.46%	2.33%	5.38%	4.71%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.37%	2.45%	2.32%	5.37%	4.70%
Portfolio turnover	48%	47%	126%	62%	59%

[1]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-37

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23[1]	12/31/22	12/31/21
Net asset value, beginning of period	$7.725	$7.335	$6.892	$8.758	$8.530
Income (loss) from investment operations:
Net investment income[2]	0.188	0.173	0.149	0.401	0.414
Net realized and unrealized gain (loss)	2.431	0.467	0.516	(1.488)	0.309
Total from investment operations	2.619	0.640	0.665	(1.087)	0.723
Less dividends and distributions from:
Net investment income	(0.268)	(0.236)	(0.222)	(0.779)	(0.495)
Return of capital	—	(0.014)	—	—	—
Total dividends and distributions	(0.268)	(0.250)	(0.222)	(0.779)	(0.495)
Net asset value, end of period	$10.076	$7.725	$7.335	$6.892	$8.758
Total return[3]	33.98%	8.64%	9.76%	(12.05% )	8.51%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$141,063	$127,695	$134,669	$139,661	$173,501
Ratio of expenses to average net assets	0.71%	0.71%	0.75%	0.71%	0.72%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.72%	0.72%	0.76%	0.72%	0.73%
Ratio of net investment income to average net assets	2.13%	2.21%	2.08%	5.13%	4.46%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.12%	2.20%	2.07%	5.12%	4.45%
Portfolio turnover	48%	47%	126%	62%	59%

[1]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-38

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23[1]	12/31/22	12/31/21
Net asset value, beginning of period	$14.816	$12.329	$11.945	$14.648	$12.917
Income (loss) from investment operations:
Net investment income[2]	0.150	0.145	0.198	0.315	0.289
Net realized and unrealized gain (loss)	2.589	3.302	1.760	(1.762)	3.746
Total from investment operations	2.739	3.447	1.958	(1.447)	4.035
Less dividends and distributions from:
Net investment income	(0.155)	(0.151)	(0.192)	(0.387)	(0.357)
Net realized gain	(0.715)	(0.809)	(1.382)	(0.869)	(1.947)
Total dividends and distributions	(0.870)	(0.960)	(1.574)	(1.256)	(2.304)
Net asset value, end of period	$16.685	$14.816	$12.329	$11.945	$14.648
Total return[3]	18.69%	27.99%	17.39%	(9.97% )	31.88%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,510,007	$1,409,834	$1,122,286	$967,304	$1,315,104
Ratio of expenses to average net assets	0.36%	0.36%	0.36%	0.36%	0.35%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.37%	0.37%	0.37%	0.37%	0.36%
Ratio of net investment income to average net assets	0.96%	1.02%	1.62%	2.36%	1.88%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.95%	1.01%	1.61%	2.35%	1.87%
Portfolio turnover	57%	63%	132%	59%	55%

[1]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-39

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23[1]	12/31/22	12/31/21
Net asset value, beginning of period	$14.764	$12.289	$11.914	$14.612	$12.890
Income (loss) from investment operations:
Net investment income[2]	0.110	0.109	0.166	0.280	0.250
Net realized and unrealized gain (loss)	2.576	3.288	1.752	(1.757)	3.736
Total from investment operations	2.686	3.397	1.918	(1.477)	3.986
Less dividends and distributions from:
Net investment income	(0.116)	(0.113)	(0.161)	(0.352)	(0.317)
Net realized gain	(0.715)	(0.809)	(1.382)	(0.869)	(1.947)
Total dividends and distributions	(0.831)	(0.922)	(1.543)	(1.221)	(2.264)
Net asset value, end of period	$16.619	$14.764	$12.289	$11.914	$14.612
Total return[3]	18.39%	27.68%	17.09%	(10.20% )	31.54%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$360,389	$333,136	$313,406	$309,442	$392,417
Ratio of expenses to average net assets	0.61%	0.61%	0.61%	0.61%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.62%	0.62%	0.62%	0.62%	0.61%
Ratio of net investment income to average net assets	0.71%	0.77%	1.37%	2.11%	1.63%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.70%	0.76%	1.36%	2.10%	1.62%
Portfolio turnover	57%	63%	132%	59%	55%

[1]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-40

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23[1]	12/31/22	12/31/21
Net asset value, beginning of period	$12.889	$11.508	$10.696	$13.179	$13.190
Income (loss) from investment operations:
Net investment income[2]	0.135	0.123	0.169	0.307	0.254
Net realized and unrealized gain (loss)	1.619	1.404	1.411	(1.919)	4.003
Total from investment operations	1.754	1.527	1.580	(1.612)	4.257
Less dividends and distributions from:
Net investment income	(0.151)	(0.120)	(0.174)	(0.429)	(0.316)
Net realized gain	—	—	(0.588)	(0.442)	(3.864)
Return of capital	—	(0.026)	(0.006)	—	(0.088)
Total dividends and distributions	(0.151)	(0.146)	(0.768)	(0.871)	(4.268)
Net asset value, end of period	$14.492	$12.889	$11.508	$10.696	$13.179
Total return[3]	13.59%	13.19%	15.54%	(12.45% )	33.66%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$732,472	$608,114	$385,531	$250,501	$299,487
Ratio of expenses to average net assets	0.37%	0.38%	0.39%	0.39%	0.38%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.37%	0.38%	0.40%	0.40%	0.39%
Ratio of net investment income to average net assets	1.03%	0.98%	1.56%	2.57%	1.54%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.03%	0.98%	1.55%	2.56%	1.53%
Portfolio turnover	52%	50%	121%	71%	76%

[1]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-41

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23[1]	12/31/22	12/31/21
Net asset value, beginning of period	$12.853	$11.478	$10.672	$13.149	$13.168
Income (loss) from investment operations:
Net investment income[2]	0.101	0.091	0.142	0.276	0.212
Net realized and unrealized gain (loss)	1.610	1.397	1.405	(1.914)	3.996
Total from investment operations	1.711	1.488	1.547	(1.638)	4.208
Less dividends and distributions from:
Net investment income	(0.117)	(0.088)	(0.147)	(0.397)	(0.276)
Net realized gain	—	—	(0.588)	(0.442)	(3.864)
Return of capital	—	(0.025)	(0.006)	—	(0.087)
Total dividends and distributions	(0.117)	(0.113)	(0.741)	(0.839)	(4.227)
Net asset value, end of period	$14.447	$12.853	$11.478	$10.672	$13.149
Total return[3]	13.30%	12.91%	15.25%	(12.67% )	33.32%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$205,314	$186,132	$187,116	$173,979	$224,286
Ratio of expenses to average net assets	0.62%	0.63%	0.64%	0.64%	0.63%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.62%	0.63%	0.65%	0.65%	0.64%
Ratio of net investment income to average net assets	0.78%	0.73%	1.31%	2.32%	1.29%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	0.78%	0.73%	1.30%	2.31%	1.28%
Portfolio turnover	52%	50%	121%	71%	76%

[1]	Effective April 11, 2023, Franklin Advisers, Inc. replaced SSGA Funds Management, Inc. as a sub-adviser to the Fund.
[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Franklin Templeton Multi-Factor Funds-42

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Franklin Templeton Multi-Factor International Equity Fund, LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund, LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund, and LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company.  The Funds are diversified management investment companies registered under the 1940 Act. Each Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”) or may also sell its shares to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The investment objective of each Fund is to seek to maximize long-term capital appreciation.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of their financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the year ended December 31, 2025, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in
LVIP Franklin Templeton Multi-Factor Funds-43

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes. As of December 31, 2025, the value and cost of foreign currency held by the LVIP Franklin Templeton Multi-Factor International Equity Fund is $66,393 and $66,314 and for LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund is $235,289 and $232,538 respectively.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Taxable non-cash dividends are recorded as dividend income.   Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings not eligible for rebates.   Withholding taxes on foreign dividends are recorded in accordance with the Funds' understanding of the applicable country’s tax rules and rates.   In addition, the Funds may be subject to foreign taxes on other income, gains on investments, or currency repatriation. The Funds accrue such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned.   Distributions received from investments in Real Estate Investment Trusts (“REITs”) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer or management estimate.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Funds' investment portfolios, including monitoring of the Funds' investment sub-adviser, and providing certain administrative services to each Fund.   The management fees, net of waivers, are calculated daily and paid monthly. For its services, LFI receives a management fee at an annual rate of each Fund’s average daily net assets as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
On the first $100 million	0.40%	0.40%	0.40%	0.40%
In excess of $100 million	0.32%	0.33%	0.30%	0.30%
LVIP Franklin Templeton Multi-Factor Funds-44

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LFI has contractually agreed to waive a portion of its advisory fee. This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI. The waiver amount of each Fund’s average daily net assets are as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
On the first $50 million	0.070%	0.065%	0.080%	0.065%
On the next $50 million	0.010%	0.025%	0.015%	—%
On the next $400 million.	0.010%	0.005%	0.015%	—%
Franklin Advisers, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Administrative	$74,604	$43,710	$145,362	$70,122
Legal	12,413	7,272	24,200	11,703
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the year ended December 31, 2025, these fees were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Printing and mailing	$3,907	$8,677	$6,177	$6,942
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
LVIP Franklin Templeton Multi-Factor Funds-45

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At December 31, 2025, each Fund had liabilities payable to affiliates as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Management fees payable to LFI	$267,449	$154,574	$479,207	$249,559
Distribution fees payable to LFD	28,663	29,494	76,929	44,631
Printing and mailing fees payable to Lincoln Life	—	146	—	—
Shareholder servicing fees payable to Lincoln Life	24,238	13,546	46,385	23,570
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Purchases	$468,711,499	$253,590,936	$998,775,976	$482,970,617
Sales	586,942,257	350,919,471	1,153,343,219	439,779,641
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Cost of investments and derivatives	$755,788,799	$416,827,165	$1,202,100,472	$739,280,819
Aggregate unrealized appreciation of investments and derivatives	$246,527,653	$166,194,425	$688,248,781	$257,083,805
Aggregate unrealized depreciation of investments and derivatives	(14,731,884)	(23,047,186)	(21,243,376)	(60,523,133)
Net unrealized appreciation of investments and derivatives	$231,795,769	$143,147,239	$667,005,405	$196,560,672
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Franklin Templeton Multi-Factor Funds-46

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following tables summarize the valuation of each Fund's investments by fair value hierarchy levels as of December 31, 2025:
LVIP Franklin Templeton Multi-Factor International Equity Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$48,074,717	$—	$48,074,717
Austria	—	2,911,051	—	2,911,051
Belgium	—	3,544,338	—	3,544,338
China	—	3,241,790	—	3,241,790
Denmark	—	20,617,467	—	20,617,467
Finland	—	7,277,948	—	7,277,948
France	—	108,907,860	—	108,907,860
Germany	—	87,766,547	—	87,766,547
Hong Kong	—	22,898,038	—	22,898,038
Ireland	9,543,795	1,712,978	—	11,256,773
Israel	2,876,737	11,105,392	—	13,982,129
Italy	—	32,211,165	—	32,211,165
Japan	—	216,678,619	—	216,678,619
Luxembourg	—	2,662,385	—	2,662,385
Macau	—	1,068,498	—	1,068,498
Mexico	—	1,399,293	—	1,399,293
Netherlands	—	37,020,762	—	37,020,762
New Zealand	—	1,535,334	—	1,535,334
Norway	—	14,388,077	—	14,388,077
Portugal	—	1,954,948	—	1,954,948
Singapore	—	8,045,078	—	8,045,078
Spain	5,197,157	47,789,738	—	52,986,895
Sweden	5,784,452	21,035,920	—	26,820,372
Switzerland	—	94,883,596	—	94,883,596
Thailand	2,640,699	—	—	2,640,699
United Kingdom	—	149,967,235	—	149,967,235
Preferred Stock	—	841,547	—	841,547
Money Market Fund	11,724,618	—	—	11,724,618
Total Investments	$37,767,458	$949,540,321	$—	$987,307,779
Derivatives:

Assets:
Futures Contract	$68,821	$—	$—	$68,821
There were no Level 3 investments at the beginning or end of the year.
As a result of utilizing International fair value pricing at December 31, 2025, a portion of the Fund's portfolio investments was categorized as Level 2.
LVIP Franklin Templeton Multi-Factor Funds-47

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$524,259	$—	$524,259
Brazil	1,107,701	13,125,652	—	14,233,353
Chile	2,465,323	660,012	—	3,125,335
China	8,501,577	133,286,057	—	141,787,634
Colombia	895,038	—	—	895,038
Czech Republic	—	808,364	—	808,364
Egypt	1,531,336	—	—	1,531,336
Greece	2,687,619	226,118	—	2,913,737
Hong Kong	—	5,153,288	—	5,153,288
Hungary	—	3,085,736	—	3,085,736
India	642,675	82,962,814	22,359	83,627,848
Indonesia	—	6,189,234	—	6,189,234
Ireland	5,057,194	—	—	5,057,194
Malaysia	1,111,294	409,496	—	1,520,790
Mexico	11,351,072	—	—	11,351,072
Netherlands	1,469,351	—	—	1,469,351
Peru	4,021,731	—	—	4,021,731
Philippines	—	2,434,380	—	2,434,380
Poland	—	8,096,560	—	8,096,560
Qatar	3,467,434	260,725	—	3,728,159
Republic of Korea	2,388,825	79,801,136	—	82,189,961
Russia	—	—	— *	—
Saudi Arabia	4,382,266	11,296,326	—	15,678,592
South Africa	4,060,142	12,751,287	—	16,811,429
Taiwan	—	102,291,810	—	102,291,810
Thailand	—	5,968,115	—	5,968,115
Turkey	—	2,579,329	—	2,579,329
United Arab Emirates	5,154,303	5,460,341	—	10,614,644
United Kingdom	—	1,033,093	—	1,033,093
United States	—	2,610,046	—	2,610,046
Preferred Stocks	—	10,473,733	—	10,473,733
Money Market Fund	11,089,516	—	—	11,089,516
Total Investments	$71,384,397	$491,487,911	$22,359	$562,894,667
Derivatives:

Assets:
Futures Contract	$367,695	$—	$—	$367,695

*	Includes securities that have been valued at zero on the "Statements of Net Assets" that are considered to be Level 3 investments in this table.
During the year ended December 31, 2025, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at December 31, 2025, a portion of the Fund's portfolio investments was categorized as Level 2.
LVIP Franklin Templeton Multi-Factor Funds-48

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,847,527,677	$—	$—	$1,847,527,677
Money Market Fund	21,578,200	—	—	21,578,200
Total Investments	$1,869,105,877	$—	$—	$1,869,105,877
Derivatives:

Assets:
Futures Contract	$31,842	$—	$—	$31,842
There were no Level 3 investments at the beginning or end of the year.
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$19,681,050	$—	$—	$19,681,050
Air Freight & Logistics	1,304,028	—	—	1,304,028
Automobile Components	8,765,588	—	—	8,765,588
Automobiles	758,210	—	—	758,210
Banks	82,966,036	—	—	82,966,036
Beverages	1,108,561	—	—	1,108,561
Biotechnology	85,946,510	—	—	85,946,510
Broadline Retail	1,080,730	—	—	1,080,730
Building Products	11,210,721	—	—	11,210,721
Capital Markets	18,780,194	—	—	18,780,194
Chemicals	13,923,952	—	—	13,923,952
Commercial Services & Supplies	13,455,218	—	—	13,455,218
Communications Equipment	7,865,498	—	—	7,865,498
Construction & Engineering	18,174,333	—	—	18,174,333
Construction Materials	2,078,056	—	—	2,078,056
Consumer Finance	8,329,658	—	—	8,329,658
Consumer Staples Distribution & Retail	4,625,829	—	—	4,625,829
Containers & Packaging	1,846,511	—	—	1,846,511
Distributors	553,023	—	—	553,023
Diversified Consumer Services	9,181,202	—	—	9,181,202
Diversified REITs	4,246,212	—	—	4,246,212
Diversified Telecommunication Services	6,101,230	—	—	6,101,230
Electric Utilities	8,018,422	—	—	8,018,422
Electrical Equipment	26,040,251	—	—	26,040,251
Electronic Equipment, Instruments & Components	29,566,170	—	—	29,566,170
Energy Equipment & Services	14,252,903	—	—	14,252,903
Entertainment	4,908,161	—	—	4,908,161
Financial Services	22,878,933	—	—	22,878,933
Food Products	5,804,578	—	—	5,804,578
Gas Utilities	10,269,477	—	—	10,269,477
Ground Transportation	3,164,143	—	—	3,164,143
Health Care Equipment & Supplies	30,286,428	—	— *	30,286,428
Health Care Providers & Services	26,394,307	—	—	26,394,307
Health Care REITs	7,444,860	—	—	7,444,860
Health Care Technology	3,407,448	—	—	3,407,448
Hotel & Resort REITs	6,762,838	—	—	6,762,838
Hotels, Restaurants & Leisure	15,970,473	—	—	15,970,473
Household Durables	13,228,508	—	—	13,228,508
Household Products	1,946,890	—	—	1,946,890
LVIP Franklin Templeton Multi-Factor Funds-49

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Independent Power and Renewable Electricity Producers	$2,955,303	$—	$—	$2,955,303
Industrial Conglomerates	210,364	—	—	210,364
Industrial REITs	4,143,678	—	—	4,143,678
Insurance	15,592,558	—	—	15,592,558
Interactive Media & Services	6,237,497	—	—	6,237,497
IT Services	6,644,202	—	—	6,644,202
Leisure Products	4,136,128	—	—	4,136,128
Life Sciences Tools & Services	5,142,328	—	—	5,142,328
Machinery	27,810,176	—	—	27,810,176
Marine Transportation	1,617,517	—	—	1,617,517
Media	8,936,200	—	—	8,936,200
Metals & Mining	22,250,113	—	—	22,250,113
Mortgage Real Estate Investment Trusts (REITs)	7,046,387	—	—	7,046,387
Multi-Utilities	3,415,825	—	—	3,415,825
Office REITs	5,382,508	—	—	5,382,508
Oil, Gas & Consumable Fuels	24,120,936	—	—	24,120,936
Paper & Forest Products	803,026	—	—	803,026
Passenger Airlines	4,833,479	—	—	4,833,479
Personal Care Products	2,129,750	—	—	2,129,750
Pharmaceuticals	25,609,921	—	—	25,609,921
Professional Services	15,415,795	—	—	15,415,795
Real Estate Management & Development	7,826,426	—	—	7,826,426
Residential REITs	2,927,655	—	—	2,927,655
Retail REITs	10,851,511	—	—	10,851,511
Semiconductors & Semiconductor Equipment	34,825,503	—	—	34,825,503
Software	58,822,424	—	—	58,822,424
Specialized REITs	3,738,454	—	—	3,738,454
Specialty Retail	24,135,181	—	—	24,135,181
Technology Hardware, Storage & Peripherals	4,546,850	—	—	4,546,850
Textiles, Apparel & Luxury Goods	5,732,926	—	—	5,732,926
Tobacco	808,339	—	—	808,339
Trading Companies & Distributors	11,712,227	—	—	11,712,227
Water Utilities	3,692,640	—	—	3,692,640
Wireless Telecommunication Services	1,219,236	—	—	1,219,236
Rights	—	—	120,170	120,170
Money Market Fund	18,121,117	—	—	18,121,117
Total Investments	$935,721,320	$—	$120,170	$935,841,490
Derivatives:

Liabilities:
Futures Contract	$(441,840)	$—	$—	$(441,840)

*	Includes securities that have been valued at zero on the "Statements of Net Assets" that are considered to be Level 3 investments in this table.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales, mark-to-market adjustments on certain derivatives and Passive Foreign Investment Companies ("PFICs").   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
LVIP Franklin Templeton Multi-Factor Funds-50

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 4. Dividend and Distribution Information (continued)
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Year ended December 31, 2025
Ordinary income	$37,317,057	$15,479,940	$24,867,958	$8,166,502
Long-term capital gains	—	—	69,345,366	1,079,768
Total	$37,317,057	$15,479,940	$94,213,324	$9,246,270
Year ended December 31, 2024
Ordinary income	$32,181,644	$16,201,184	$82,634,990	$7,091,449
Long-term capital gains	—	—	28,982,190	—
Return of capital	159,793	888,209	—	1,428,208
Total	$32,341,437	$17,089,393	$111,617,180	$8,519,657
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Undistributed ordinary income	$4,944,181	$4,850,653	$2,367,973	$—
Undistributed long-term capital gains	9,182,466	—	107,760,915	10,289,421
Capital loss carryforward	—	(175,387,480)	—	—
Other temporary differences	2	(1)	(1)	—
Net unrealized appreciation	231,795,769	143,147,239	667,005,405	196,560,672
Distributable earnings/(accumulated loss)	$245,922,418	$(27,389,589)	$777,134,292	$206,850,093
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, the Fund recorded the following permanent reclassifications primarily related to true-up adjustment from prior year financial statement to tax return:
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Distributable Earnings/(Accumulated Loss)	$1,124
Paid-in capital	(1,124)
As of December 31, 2025, the below Funds had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Short-Term	$13,984,545
Long-Term	161,402,935
Total	$175,387,480
LVIP Franklin Templeton Multi-Factor Funds-51

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 5. Components of Distributable Earnings on a Tax Basis (continued)
In 2025, the Funds utilized the following capital loss carryforwards:
	LVIP Franklin Templeton Multi-Factor International Equity Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Capital loss carryforward utilized	$45,420,998	$30,546,184	$—	$20,726,020
6. Capital Shares
Transactions in capital shares were as follows:
	LVIP Franklin Templeton Multi-Factor International Equity Fund		LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund		LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
	Year Ended		Year Ended		Year Ended
	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Shares sold:
Standard Class	8,511,898	20,185,369	4,819,828	7,680,254	9,660,081	23,359,441
Service Class	2,232,900	1,643,030	1,136,749	1,327,144	2,853,930	2,000,081
Shares reinvested:
Standard Class	3,182,119	3,341,219	1,199,831	1,635,431	4,711,192	6,092,723
Service Class	475,824	497,137	372,270	508,253	1,085,192	1,367,777
	14,402,741	25,666,755	7,528,678	11,151,082	18,310,395	32,820,022
Shares redeemed:
Standard Class	(23,686,017)	(15,621,351)	(14,467,486)	(8,631,272)	(19,024,143)	(25,329,814)
Service Class	(4,093,200)	(3,099,124)	(4,038,802)	(3,666,635)	(4,817,460)	(6,306,301)
	(27,779,217)	(18,720,475)	(18,506,288)	(12,297,907)	(23,841,603)	(31,636,115)
Net increase (decrease)	(13,376,476)	6,946,280	(10,977,610)	(1,146,825)	(5,531,208)	1,183,907

	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	12,708,841	19,986,726
Service Class	2,648,821	1,658,554
Shares reinvested:
Standard Class	516,219	500,820
Service Class	113,833	118,931
	15,987,714	22,265,031
Shares redeemed:
Standard Class	(9,861,843)	(6,807,151)
Service Class	(3,033,362)	(3,598,060)
	(12,895,205)	(10,405,211)
Net increase	3,092,509	11,859,820
7. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Funds had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
LVIP Franklin Templeton Multi-Factor Funds-52

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, each Fund used futures contracts as a cash management tool.
Fair values of derivative instruments as of December 31, 2025 were as follows:
LVIP Franklin Templeton Multi-Factor International Equity Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$68,821	Receivables and other assets net of liabilities	$—
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$2,796,655	$260,857
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Liabilities net of receivables and other assets	$367,695	Liabilities net of receivables and other assets	$—
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$2,242,559	$669,838
LVIP Franklin Templeton Multi-Factor Funds-53

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 8. Derivatives (continued)
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$31,842	Receivables and other assets net of liabilities	$—
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$2,109,185	$798,341
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Equity contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(441,840)
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$486,749	$319,103
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the year ended December 31, 2025.
Long Derivative Volume
Futures Contracts (Average Notional Value)
LVIP Franklin Templeton Multi-Factor International Equity Fund	$13,352,043
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	8,219,248
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	24,927,253
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	15,116,195
9. Risk Factors
Some countries in which the LVIP Franklin Templeton Multi-Factor International Equity Fund and the LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.
LVIP Franklin Templeton Multi-Factor Funds-54

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
 9. Risk Factors (continued)
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments in which the LVIP Franklin Templeton Multi-Factor International Equity Fund and the LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund invest to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statues to terrorism, governmental collapse, regional conflicts and war. Investing in Foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
The LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund currently invests a significant portion of its assets in companies located in China, and therefore the Fund has more exposure to the risks specific to China. China is a developing market and may be subject to considerable degrees of economic, political and social instability. In the past couple of decades, the Chinese government has reformed economic and market practices and expanded the sphere of private ownership in China. Nevertheless, in general the Chinese markets continue to experience, among other things, inefficiency, volatility and pricing anomalies that result from government influence, unavailability of consistently reliable economic data, a lack of publicly available information, and/or political and social instability. Internal social unrest or confrontations with neighboring countries could also disrupt economic developments in China. Reduction in spending on Chinese products and services, institutions of tariffs or other trade barriers, or a downturn in any of the economies of China's key trading partners may adversely impact the Chinese economy. In addition, from time to time, China has experienced outbreaks of infectious illnesses, diseases or public health emergencies, and could again in the future. Any of these events could reduce consumer demand and/or economic output, result in closure of markets, impose restrictions on travel or quarantines, and could generally significantly impact the Chinese economy, which would adversely affect the Fund's investments in securities of issuers located in China.
In February 2022, Russia launched a large-scale invasion of Ukraine, significantly amplifying already existing geo-political tensions. The United States and many other countries have instituted various sanctions against Russian individuals and entities (including corporate and banking). The extent and duration of the military action, sanctions and other punitive actions taken, and resulting future market disruptions -both in Europe and globally - cannot easily be predicted but could be significant and have a severe adverse effect on Russia and Europe in general. In addition, there are significant risks due to the relatively recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions.
The LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund may invest a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources, greater sensitivity to rising interest rates, or a dependence on narrow product lines.
The Funds may invest in REITs and are subject to the risks associated with that industry. If the Funds acquire a direct interest in real estate as a result of defaults or receive rental income directly from real estate holdings, its tax status as a regulated investment company could be jeopardized. The Funds had no direct real estate holdings during the year ended December 31, 2025. The Funds' REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
The Funds may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Funds from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds' Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Funds' limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.   Restricted securities are valued pursuant to the security valuation procedures noted in Note 1.   Restricted securities have been identified on the Statement of Net Assets.
LVIP Franklin Templeton Multi-Factor Funds-55

LVIP Franklin Templeton Multi-Factor Funds
Notes to Financial Statements (continued)
10. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Funds adopted ASU 2023-09 during the current fiscal period. Management of the Funds has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Franklin Templeton Multi-Factor Funds-56

Report of Independent Registered Public Accounting Firm
To the Shareholders of LVIP Franklin Templeton Multi-Factor International Equity Fund, LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund, LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund and LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund and the Board of Trustees of Lincoln Variable Insurance Products Trust
Opinion on the Financial Statements
We have audited the accompanying statements of net assets of LVIP Franklin Templeton Multi-Factor International Equity Fund, LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund, LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund and LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund (collectively referred to as the “Funds”) (four of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (four of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP Franklin Templeton Multi-Factor Funds–57

LVIP Global Allocation Managed Risk Funds
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
each a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP Global Allocation Managed Risk Funds

LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments
December 31, 2025

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.41%
INVESTMENT COMPANIES–97.41%
Equity Funds–30.83%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	625,113	$30,400,502
LVIP BlackRock Equity Dividend Fund	1,401,363	36,124,340
LVIP Channing Small Cap Value Fund	228,391	2,956,748
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	2,184,973	36,456,270
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	957,602	13,877,570
LVIP Nomura Mid-Cap Index Fund	348,691	15,262,199
LVIP SSGA Mid-Cap Index Fund	1,093,921	14,099,546
LVIP SSGA Nasdaq-100 Index Fund	98,659	1,690,028
LVIP SSGA S&P 500 Index Fund	1,346,633	45,386,923
LVIP SSGA Small-Cap Index Fund	163,329	5,685,804
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	481,085	14,896,790
		216,836,720
Fixed Income Funds–56.65%
*Lincoln Bain Capital Total Credit Fund	820,223	8,341,671
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	1,442,179	13,637,246
LVIP Franklin Templeton Core Bond Fund	6,874,898	80,168,180
LVIP JPMorgan Core Bond Fund	26,926,621	268,081,440
LVIP JPMorgan High Yield Fund	1,112,952	11,155,115
LVIP SSGA Bond Index Fund	1,692,855	17,087,681
		398,471,333
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Equity Fund–0.14%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	130,065	$1,015,939
		1,015,939
International Equity Funds–9.79%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor International Equity Fund	1,292,459	13,542,384
LVIP Loomis Sayles Global Growth Fund	351,517	6,757,912
LVIP MFS International Growth Fund	750,318	15,930,766
LVIP Mondrian International Value Fund	899,160	19,111,640
LVIP SSGA International Index Fund	1,016,503	13,493,063
		68,835,765
Total Affiliated Investments (Cost $572,535,136)		685,159,757

UNAFFILIATED INVESTMENT–2.47%
INVESTMENT COMPANY–2.47%
Money Market Fund–2.47%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	17,384,045	17,384,045
Total Unaffiliated Investment (Cost $17,384,045)		17,384,045

TOTAL INVESTMENTS–99.88% (Cost $589,919,181)	702,543,802
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.12%	856,775
NET ASSETS APPLICABLE TO 54,473,702 SHARES OUTSTANDING–100.00%	$703,400,577

✧✧Standard Class shares.
*Class I shares.
LVIP Global Allocation Managed Risk Funds-1

LVIP Global Conservative Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at December 31, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
4	CME Australian Dollar Currency Futures	$266,920	$265,655	3/16/26	$1,265	$—
7	CME British Pound Currency Futures	588,788	582,494	3/16/26	6,294	—
11	CME Euro Foreign Exchange Currency Futures	1,619,750	1,608,250	3/16/26	11,500	—
9	CME Japanese Yen Currency Futures	722,081	723,628	3/16/26	—	(1,547)
					19,059	(1,547)
Equity Contracts:
17	CME E-mini Russell 2000 Index Futures	2,123,300	2,187,375	3/20/26	—	(64,075)
25	CME E-mini S&P 500 Index Futures	8,615,625	8,611,021	3/20/26	4,604	—
12	CME E-mini S&P MidCap 400 Index Futures	3,990,240	4,052,219	3/20/26	—	(61,979)
24	Eurex EURO STOXX 50 Futures	1,647,442	1,625,036	3/20/26	22,406	—
5	FTSE 100 Index Futures	669,999	656,860	3/20/26	13,139	—
2	ICE U.S. MSCI Emerging Markets Index Futures	141,140	138,297	3/20/26	2,843	—
4	OML Stockholm OMXS30 Index Futures	125,792	122,836	1/16/26	2,956	—
2	SFE S&P ASX Share Price Index 200 Futures	289,496	288,263	3/19/26	1,233	—
4	TSE TOPIX Futures	871,680	865,172	3/12/26	6,508	—
					53,689	(126,054)
Total Futures Contracts					$72,748	$(127,601)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.
Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-2

LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments
December 31, 2025

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.92%
INVESTMENT COMPANIES–96.92%
Equity Funds–40.84%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	3,703,441	$180,105,734
LVIP BlackRock Equity Dividend Fund	9,245,936	238,341,735
LVIP Channing Small Cap Value Fund	1,911,750	24,749,513
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	19,278,950	321,669,291
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	6,572,099	95,242,857
LVIP Nomura Mid-Cap Index Fund	3,100,147	135,693,441
LVIP SSGA Mid-Cap Index Fund	6,706,180	86,435,956
LVIP SSGA Nasdaq-100 Index Fund	963,049	16,497,025
LVIP SSGA S&P 500 Index Fund	13,956,073	470,375,472
LVIP SSGA Small-Cap Index Fund	1,713,310	59,643,741
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	4,277,526	132,453,611
		1,761,208,376
Fixed Income Funds–37.01%
*Lincoln Bain Capital Total Credit Fund	4,983,704	50,684,269
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	10,996,847	103,986,183
LVIP Franklin Templeton Core Bond Fund	23,737,709	276,805,429
LVIP JPMorgan Core Bond Fund	100,035,705	995,955,476
LVIP JPMorgan High Yield Fund	5,188,087	52,000,193
LVIP SSGA Bond Index Fund	11,565,759	116,744,774
		1,596,176,324
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Equity Fund–0.57%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	3,173,771	$24,790,329
		24,790,329
International Equity Funds–18.50%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	6,408,689	64,535,497
LVIP Franklin Templeton Multi-Factor International Equity Fund	8,494,435	89,004,690
LVIP Loomis Sayles Global Growth Fund	4,289,121	82,458,343
LVIP MFS International Growth Fund	7,888,837	167,495,788
LVIP Mondrian International Value Fund	9,639,089	204,878,838
LVIP SSGA Emerging Markets Equity Index Fund	5,545,378	74,906,961
LVIP SSGA International Index Fund	8,618,265	114,398,855
		797,678,972
Total Affiliated Investments (Cost $3,113,744,753)		4,179,854,001

UNAFFILIATED INVESTMENT–2.92%
INVESTMENT COMPANY–2.92%
Money Market Fund–2.92%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	126,212,079	126,212,079
Total Unaffiliated Investment (Cost $126,212,079)		126,212,079

TOTAL INVESTMENTS–99.84% (Cost $3,239,956,832)	4,306,066,080
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	6,736,536
NET ASSETS APPLICABLE TO 299,998,349 SHARES OUTSTANDING–100.00%	$4,312,802,616

✧✧Standard Class shares.
*Class I shares.
LVIP Global Allocation Managed Risk Funds-3

LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at December 31, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
36	CME Australian Dollar Currency Futures	$2,402,280	$2,390,717	3/16/26	$11,563	$—
58	CME British Pound Currency Futures	4,878,525	4,826,371	3/16/26	52,154	—
92	CME Euro Foreign Exchange Currency Futures	13,547,000	13,450,819	3/16/26	96,181	—
75	CME Japanese Yen Currency Futures	6,017,344	6,030,529	3/16/26	—	(13,185)
4	CME Swedish Krona Currency Futures	871,400	862,213	3/16/26	9,187	—
					169,085	(13,185)
Equity Contracts:
109	CME E-mini Russell 2000 Index Futures	13,614,100	14,024,924	3/20/26	—	(410,824)
169	CME E-mini S&P 500 Index Futures	58,241,625	58,210,327	3/20/26	31,298	—
81	CME E-mini S&P MidCap 400 Index Futures	26,934,120	27,352,591	3/20/26	—	(418,471)
213	Eurex EURO STOXX 50 Futures	14,621,050	14,422,198	3/20/26	198,852	—
38	FTSE 100 Index Futures	5,091,991	4,992,133	3/20/26	99,858	—
59	ICE U.S. MSCI Emerging Markets Index Futures	4,163,630	4,079,654	3/20/26	83,976	—
33	OML Stockholm OMXS30 Index Futures	1,037,781	1,013,395	1/16/26	24,386	—
16	SFE S&P ASX Share Price Index 200 Futures	2,315,972	2,306,906	3/19/26	9,066	—
28	TSE TOPIX Futures	6,101,760	6,056,203	3/12/26	45,557	—
					492,993	(829,295)
Total Futures Contracts					$662,078	$(842,480)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.
Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-4

LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments
December 31, 2025

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–96.95%
INVESTMENT COMPANIES–96.95%
Equity Funds–45.59%
✧✧Lincoln Variable Insurance Products Trust-
LVIP AllianceBernstein Large Cap Growth Fund	4,158,907	$202,255,980
LVIP BlackRock Equity Dividend Fund	11,231,429	289,523,779
LVIP Channing Small Cap Value Fund	2,971,366	38,467,297
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	26,784,219	446,894,698
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	8,144,233	118,026,225
LVIP Nomura Mid-Cap Index Fund	3,250,735	142,284,684
LVIP SSGA Mid-Cap Index Fund	16,418,104	211,612,940
LVIP SSGA Nasdaq-100 Index Fund	2,088,552	35,776,896
LVIP SSGA S&P 500 Index Fund	20,652,697	696,078,509
LVIP SSGA Small-Cap Index Fund	3,403,084	118,468,154
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	4,485,415	138,890,861
		2,438,280,023
Fixed Income Funds–27.33%
*Lincoln Bain Capital Total Credit Fund	6,166,009	62,708,313
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	8,176,617	77,318,085
LVIP Franklin Templeton Core Bond Fund	20,955,163	244,358,154
LVIP JPMorgan Core Bond Fund	97,388,404	969,598,954
LVIP JPMorgan High Yield Fund	8,152,274	81,710,244
LVIP SSGA Bond Index Fund	2,559,411	25,834,694
		1,461,528,444
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Equity Fund–0.67%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Real Estate Fund	4,588,596	$35,841,526
		35,841,526
International Equity Funds–23.36%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	5,123,897	51,597,643
LVIP Franklin Templeton Multi-Factor International Equity Fund	15,109,807	158,320,562
LVIP Loomis Sayles Global Growth Fund	5,315,299	102,186,619
LVIP MFS International Growth Fund	12,117,640	257,281,725
LVIP Mondrian International Value Fund	14,333,964	304,668,408
LVIP SSGA Emerging Markets Equity Index Fund	8,971,988	121,193,610
LVIP SSGA International Index Fund	19,153,113	254,238,430
		1,249,486,997
Total Affiliated Investments (Cost $3,718,006,966)		5,185,136,990

UNAFFILIATED INVESTMENT–2.89%
INVESTMENT COMPANY–2.89%
Money Market Fund–2.89%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	154,210,653	154,210,653
Total Unaffiliated Investment (Cost $154,210,653)		154,210,653

TOTAL INVESTMENTS–99.84% (Cost $3,872,217,619)	5,339,347,643
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.16%	8,721,099
NET ASSETS APPLICABLE TO 377,419,716 SHARES OUTSTANDING–100.00%	$5,348,068,742

✧✧Standard Class shares.
*Class I shares.
LVIP Global Allocation Managed Risk Funds-5

LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at December 31, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Currency Contracts:
45	CME Australian Dollar Currency Futures	$3,002,850	$2,988,486	3/16/26	$14,364	$—
86	CME British Pound Currency Futures	7,233,675	7,156,344	3/16/26	77,331	—
133	CME Euro Foreign Exchange Currency Futures	19,584,250	19,445,205	3/16/26	139,045	—
116	CME Japanese Yen Currency Futures	9,306,825	9,329,973	3/16/26	—	(23,148)
6	CME Swedish Krona Currency Futures	1,307,100	1,293,365	3/16/26	13,735	—
					244,475	(23,148)
Equity Contracts:
152	CME E-mini Russell 2000 Index Futures	18,984,800	19,557,699	3/20/26	—	(572,899)
198	CME E-mini S&P 500 Index Futures	68,235,750	68,199,033	3/20/26	36,717	—
91	CME E-mini S&P MidCap 400 Index Futures	30,259,320	30,729,458	3/20/26	—	(470,138)
324	Eurex EURO STOXX 50 Futures	22,240,472	21,937,992	3/20/26	302,480	—
63	FTSE 100 Index Futures	8,441,985	8,276,432	3/20/26	165,553	—
50	ICE U.S. MSCI Emerging Markets Index Futures	3,528,500	3,457,263	3/20/26	71,237	—
49	OML Stockholm OMXS30 Index Futures	1,540,947	1,504,738	1/16/26	36,209	—
24	SFE S&P ASX Share Price Index 200 Futures	3,473,957	3,459,557	3/19/26	14,400	—
43	TSE TOPIX Futures	9,370,563	9,299,228	3/12/26	71,335	—
					697,931	(1,043,037)
Total Futures Contracts					$942,406	$(1,066,185)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.
Only current day variation margin is reported on the Statements of Assets and Liabilities.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-6

LVIP Global Allocation Managed Risk Funds
Statements of Assets and Liabilities
December 31, 2025
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
ASSETS:
Affiliated investments, at value	$685,159,757	$4,179,854,001	$5,185,136,990
Unaffiliated investments, at value	17,384,045	126,212,079	154,210,653
Cash collateral held at broker for futures contracts	1,287,057	9,199,808	11,750,392
Receivable for securities sold	709,210	1,395,803	1,549,167
Receivable for fund shares sold	166,627	1,091,951	796,976
Dividends and interest receivable	55,885	405,427	494,940
Prepaid expenses	2,607	15,872	19,611
Foreign currencies, at value	668	—	—
TOTAL ASSETS	704,765,856	4,318,174,941	5,353,958,729
LIABILITIES:
Payable for fund shares redeemed	894,022	2,530,923	2,394,055
Due to manager and affiliates	293,181	1,850,101	2,314,206
Variation margin due to broker on futures contracts	135,586	927,712	1,112,342
Payable for audit fee	17,071	17,071	17,071
Payable for fund accounting fee	14,843	15,241	15,353
Other accrued expenses payable	10,576	31,277	36,960
TOTAL LIABILITIES	1,365,279	5,372,325	5,889,987
TOTAL NET ASSETS	$703,400,577	$4,312,802,616	$5,348,068,742
Affiliated investments, at cost	$572,535,136	$3,113,744,753	$3,718,006,966
Unaffiliated investments, at cost	17,384,045	126,212,079	154,210,653
Standard Class:
Net Assets	$90,445,227	$212,195,034	$270,659,411
Shares Outstanding	7,003,495	14,756,539	19,102,386
Net Asset Value Per Share	$12.914	$14.380	$14.169
Service Class:
Net Assets	$612,955,350	$4,100,607,582	$5,077,409,331
Shares Outstanding	47,470,207	285,241,810	358,317,330
Net Asset Value Per Share	$12.912	$14.376	$14.170
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$629,232,675	$3,574,963,794	$4,342,640,625
Distributable earnings/(accumulated loss)	74,167,902	737,838,822	1,005,428,117
TOTAL NET ASSETS	$703,400,577	$4,312,802,616	$5,348,068,742
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-7

LVIP Global Allocation Managed Risk Funds
Statements of Operations
Year Ended December 31, 2025
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
INVESTMENT INCOME:
Dividends from affiliated investments	$18,510,543	$94,706,638	$110,992,670
Dividends from unaffiliated investments	825,367	5,860,486	7,151,258
	19,335,910	100,567,124	118,143,928
EXPENSES:
Management fees	1,811,676	10,919,881	13,418,565
Distribution fees-Service Class	1,590,907	10,410,377	12,779,107
Shareholder servicing fees	210,155	1,266,706	1,556,554
Accounting and administration expenses	112,992	472,481	570,356
Professional fees	52,423	134,423	157,150
Trustees’ fees and expenses	21,251	127,718	156,574
Reports and statements to shareholders	16,706	76,668	89,346
Custodian fees	14,565	27,851	29,559
Consulting fees	7,987	10,424	11,046
Pricing fees	3,410	16,163	19,672
Other	21,867	119,937	145,272
	3,863,939	23,582,629	28,933,201
Less:
Management fees waived	(72,467)	(655,193)	(536,743)
Total operating expenses	3,791,472	22,927,436	28,396,458
NET INVESTMENT INCOME	15,544,438	77,639,688	89,747,470
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of affiliated investments	12,467,996	101,811,349	154,994,121
Distributions from affiliated investment companies	25,528,414	192,554,902	246,568,216
Foreign currencies	(6,166)	(46,489)	(32,944)
Futures contracts	(7,911,327)	(84,952,450)	(77,109,162)
Net realized gain	30,078,917	209,367,312	324,420,231
Net change in unrealized appreciation (depreciation) of:
Affiliated investments	19,283,248	171,664,911	246,863,890
Foreign currencies	8,575	65,268	95,442
Futures contracts	683,153	5,129,421	6,341,177
Net change in unrealized appreciation (depreciation)	19,974,976	176,859,600	253,300,509
NET REALIZED AND UNREALIZED GAIN	50,053,893	386,226,912	577,720,740
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$65,598,331	$463,866,600	$667,468,210
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-8

LVIP Global Allocation Managed Risk Funds
Statements of Changes in Net Assets
	LVIP Global Conservative Allocation Managed Risk Fund		LVIP Global Moderate Allocation Managed Risk Fund		LVIP Global Growth Allocation Managed Risk Fund
	Year Ended		Year Ended		Year Ended
	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$15,544,438	$21,770,558	$77,639,688	$103,963,554	$89,747,470	$115,796,949
Net realized gain	30,078,917	37,463,468	209,367,312	280,695,191	324,420,231	377,836,011
Net change in unrealized appreciation (depreciation)	19,974,976	(1,452,033)	176,859,600	62,257,314	253,300,509	103,543,996
Net increase in net assets resulting from operations	65,598,331	57,781,993	463,866,600	446,916,059	667,468,210	597,176,956
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(2,358,175)	(3,206,789)	(10,059,565)	(7,460,229)	(17,211,146)	(9,062,410)
Service Class	(14,464,800)	(22,915,360)	(187,254,317)	(151,276,312)	(317,991,534)	(178,120,117)
Return of capital:
Standard Class	—	(367,413)	—	—	—	—
Service Class	—	(2,928,757)	—	—	—	—
	(16,822,975)	(29,418,319)	(197,313,882)	(158,736,541)	(335,202,680)	(187,182,527)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	10,120,881	12,557,548	27,689,818	28,913,702	32,797,460	46,270,478
Service Class	12,148,840	18,596,048	27,103,870	36,374,015	24,047,374	33,460,338
Reinvestment of dividends and distributions:
Standard Class	2,358,175	3,574,202	10,059,565	7,460,229	17,211,146	9,062,410
Service Class	14,464,800	25,844,117	187,254,317	151,276,312	317,991,534	178,120,117
	39,092,696	60,571,915	252,107,570	224,024,258	392,047,514	266,913,343
Cost of shares redeemed:
Standard Class	(15,026,830)	(18,084,720)	(37,690,438)	(38,413,121)	(44,704,368)	(58,205,581)
Service Class	(125,171,820)	(134,019,298)	(683,304,007)	(702,216,797)	(833,131,076)	(922,020,817)
	(140,198,650)	(152,104,018)	(720,994,445)	(740,629,918)	(877,835,444)	(980,226,398)
Decrease in net assets derived from capital share transactions	(101,105,954)	(91,532,103)	(468,886,875)	(516,605,660)	(485,787,930)	(713,313,055)
NET DECREASE IN NET ASSETS	(52,330,598)	(63,168,429)	(202,334,157)	(228,426,142)	(153,522,400)	(303,318,626)
NET ASSETS:
Beginning of year	755,731,175	818,899,604	4,515,136,773	4,743,562,915	5,501,591,142	5,804,909,768
End of year	$703,400,577	$755,731,175	$4,312,802,616	$4,515,136,773	$5,348,068,742	$5,501,591,142
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-9

LVIP Global Conservative Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.076	$11.691	$11.184	$14.716	$14.510
Income (loss) from investment operations:
Net investment income[1]	0.297	0.361	0.219	0.270	0.251
Net realized and unrealized gain (loss)	0.886	0.539	0.849	(2.543)	0.854
Total from investment operations	1.183	0.900	1.068	(2.273)	1.105
Less dividends and distributions from:
Net investment income	(0.345)	(0.381)	(0.231)	(0.324)	(0.527)
Net realized gain	—	(0.083)	(0.330)	(0.935)	(0.372)
Return of capital	—	(0.051)	—	—	—
Total dividends and distributions	(0.345)	(0.515)	(0.561)	(1.259)	(0.899)
Net asset value, end of period	$12.914	$12.076	$11.691	$11.184	$14.716
Total return[2]	9.79%	7.71%	9.72%	(15.40% )	7.63%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$90,445	$87,170	$86,047	$80,570	$97,521
Ratio of expenses to average net assets[3]	0.30%	0.30%	0.30%	0.30%	0.29%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.31%	0.31%	0.31%	0.31%	0.30%
Ratio of net investment income to average net assets	2.37%	2.96%	1.91%	2.12%	1.67%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.36%	2.95%	1.90%	2.11%	1.66%
Portfolio turnover	24%	15%	44%	16%	17%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager and/or distributor. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the
Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-10

LVIP Global Conservative Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.073	$11.687	$11.180	$14.710	$14.504
Income (loss) from investment operations:
Net investment income[1]	0.265	0.330	0.190	0.239	0.213
Net realized and unrealized gain (loss)	0.885	0.538	0.848	(2.542)	0.853
Total from investment operations	1.150	0.868	1.038	(2.303)	1.066
Less dividends and distributions from:
Net investment income	(0.311)	(0.348)	(0.201)	(0.292)	(0.488)
Net realized gain	—	(0.083)	(0.330)	(0.935)	(0.372)
Return of capital	—	(0.051)	—	—	—
Total dividends and distributions	(0.311)	(0.482)	(0.531)	(1.227)	(0.860)
Net asset value, end of period	$12.912	$12.073	$11.687	$11.180	$14.710
Total return[2]	9.51%	7.43%	9.45%	(15.61% )	7.37%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$612,956	$668,561	$732,852	$777,402	$1,047,392
Ratio of expenses to average net assets[3]	0.55%	0.55%	0.55%	0.55%	0.54%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.56%	0.56%	0.56%	0.56%	0.55%
Ratio of net investment income to average net assets	2.12%	2.71%	1.66%	1.87%	1.42%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	2.11%	2.70%	1.65%	1.86%	1.41%
Portfolio turnover	24%	15%	44%	16%	17%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager and/or distributor. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the
Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-11

LVIP Global Moderate Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Moderate Allocation Managed Risk Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.528	$12.754	$11.619	$15.824	$15.264
Income (loss) from investment operations:
Net investment income[1]	0.283	0.332	0.225	0.272	0.266
Net realized and unrealized gain (loss)	1.269	0.966	1.151	(3.026)	1.377
Total from investment operations	1.552	1.298	1.376	(2.754)	1.643
Less dividends and distributions from:
Net investment income	(0.338)	(0.422)	(0.241)	(0.310)	(0.491)
Net realized gain	(0.362)	(0.102)	—	(1.111)	(0.592)
Return of capital	—	—	—	(0.030)	—
Total dividends and distributions	(0.700)	(0.524)	(0.241)	(1.451)	(1.083)
Net asset value, end of period	$14.380	$13.528	$12.754	$11.619	$15.824
Total return[2]	11.52%	10.19%	11.84%	(17.38% )	10.82%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$212,195	$199,821	$190,217	$181,278	$239,240
Ratio of expenses to average net assets[3]	0.29%	0.29%	0.28%	0.28%	0.28%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.31%	0.31%	0.30%	0.30%	0.30%
Ratio of net investment income to average net assets	2.01%	2.45%	1.86%	2.02%	1.66%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.99%	2.43%	1.84%	2.00%	1.64%
Portfolio turnover	22%	16%	36%	19%	15%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager and/or distributor. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the
Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-12

LVIP Global Moderate Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Moderate Allocation Managed Risk Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.525	$12.750	$11.616	$15.818	$15.259
Income (loss) from investment operations:
Net investment income[1]	0.247	0.298	0.195	0.238	0.226
Net realized and unrealized gain (loss)	1.266	0.965	1.148	(3.022)	1.375
Total from investment operations	1.513	1.263	1.343	(2.784)	1.601
Less dividends and distributions from:
Net investment income	(0.300)	(0.386)	(0.209)	(0.277)	(0.450)
Net realized gain	(0.362)	(0.102)	—	(1.111)	(0.592)
Return of capital	—	—	—	(0.030)	—
Total dividends and distributions	(0.662)	(0.488)	(0.209)	(1.418)	(1.042)
Net asset value, end of period	$14.376	$13.525	$12.750	$11.616	$15.818
Total return[2]	11.24%	9.91%	11.56%	(17.58% )	10.54%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$4,100,608	$4,315,316	$4,553,346	$4,639,542	$6,282,579
Ratio of expenses to average net assets[3]	0.54%	0.54%	0.53%	0.53%	0.53%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.56%	0.56%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	1.76%	2.20%	1.61%	1.77%	1.41%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.74%	2.18%	1.59%	1.75%	1.39%
Portfolio turnover	22%	16%	36%	19%	15%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager and/or distributor. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the
Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-13

LVIP Global Growth Allocation Managed Risk Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Growth Allocation Managed Risk Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.321	$12.437	$11.178	$15.603	$14.964
Income (loss) from investment operations:
Net investment income[1]	0.265	0.300	0.216	0.248	0.250
Net realized and unrealized gain (loss)	1.524	1.085	1.275	(3.169)	1.648
Total from investment operations	1.789	1.385	1.491	(2.921)	1.898
Less dividends and distributions from:
Net investment income	(0.316)	(0.400)	(0.232)	(0.284)	(0.491)
Net realized gain	(0.625)	(0.101)	—	(1.195)	(0.768)
Return of capital	—	—	—	(0.025)	—
Total dividends and distributions	(0.941)	(0.501)	(0.232)	(1.504)	(1.259)
Net asset value, end of period	$14.169	$13.321	$12.437	$11.178	$15.603
Total return[2]	13.54%	11.15%	13.33%	(18.68% )	12.77%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$270,659	$249,844	$236,078	$217,367	$274,559
Ratio of expenses to average net assets[3]	0.29%	0.29%	0.29%	0.29%	0.28%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.30%	0.30%	0.30%	0.30%	0.29%
Ratio of net investment income to average net assets	1.91%	2.26%	1.84%	1.89%	1.58%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.90%	2.25%	1.83%	1.88%	1.57%
Portfolio turnover	21%	16%	32%	19%	15%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager and/or distributor. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the
Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-14

LVIP Global Growth Allocation Managed Risk Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Global Growth Allocation Managed Risk Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$13.323	$12.438	$11.179	$15.602	$14.964
Income (loss) from investment operations:
Net investment income[1]	0.230	0.266	0.186	0.215	0.210
Net realized and unrealized gain (loss)	1.522	1.084	1.273	(3.168)	1.646
Total from investment operations	1.752	1.350	1.459	(2.953)	1.856
Less dividends and distributions from:
Net investment income	(0.280)	(0.364)	(0.200)	(0.250)	(0.450)
Net realized gain	(0.625)	(0.101)	—	(1.195)	(0.768)
Return of capital	—	—	—	(0.025)	—
Total dividends and distributions	(0.905)	(0.465)	(0.200)	(1.470)	(1.218)
Net asset value, end of period	$14.170	$13.323	$12.438	$11.179	$15.602
Total return[2]	13.26%	10.86%	13.05%	(18.88% )	12.49%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,077,410	$5,251,747	$5,568,832	$5,633,951	$7,753,483
Ratio of expenses to average net assets[3]	0.54%	0.54%	0.54%	0.54%	0.53%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[3]	0.55%	0.55%	0.55%	0.55%	0.54%
Ratio of net investment income to average net assets	1.66%	2.01%	1.59%	1.64%	1.33%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	1.65%	2.00%	1.58%	1.63%	1.32%
Portfolio turnover	21%	16%	32%	19%	15%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager and/or distributor. Performance would have been lower had the waivers and/or reimbursements not been in effect. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the
Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.
LVIP Global Allocation Managed Risk Funds-15

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Global Conservative Allocation Managed Risk Fund, LVIP Global Moderate Allocation Managed Risk Fund and LVIP Global Growth Allocation Managed Risk Fund (each, a “Fund”, and collectively, the “Funds”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Funds are diversified management investment companies registered under the 1940 Act. Each Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold each Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
Each Fund operates under a fund of funds structure and invests substantially all of its assets in investment companies, that are advised by Lincoln Financial Investments Corporation ("LFI") or unaffiliated managers (collectively, the “Underlying Funds”). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds employ a passive investment style (i.e. index funds). In addition to investment company investments, the Funds may invest in individual securities, such as money market instruments, and employ an actively managed risk-management overlay strategy that invests directly in exchange-traded futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Financial statements for the Underlying Funds can be found at www.sec.gov.
The investment objective of the LVIP Global Conservative Allocation Managed Risk Fund is to seek a high level of current income with some consideration given to growth of capital.
The investment objective of the LVIP Global Moderate Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
The investment objective of the LVIP Global Growth Allocation Managed Risk Fund is to seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
1. Significant Accounting Policies
Each Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by each Fund in the preparation of their financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –  The Funds value Underlying Funds at their closing net asset value (“NAV”). Securities of each Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Funds' federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Funds' financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statements of Operations. During the year ended December 31, 2025, the Funds did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the transaction date in accordance with each Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not separate the portion of realized gains and losses on foreign equity securities, derivatives denominated in foreign currency or resulting from changes in foreign exchange rates from that which is due to changes in market prices. These changes are included in net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
LVIP Global Allocation Managed Risk Funds-16

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Income and capital gain distributions from the Underlying Funds are recorded on the ex-dividend date.   The Funds declare and distribute dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Funds' Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered  investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of each Fund's investment portfolio, including monitoring of each Fund's investment sub-adviser, and providing certain administrative services to each Fund.   For its services, LFI receives a management fee at an annual rate of 0.25% of each Fund's average daily net assets.
LFI has contractually agreed to waive a portion of its advisory fee for each Fund.   This agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (the “Board”) and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.   The fee is in addition to the management fee indirectly paid to the investment advisers of the Underlying Funds (including LFI).
The waiver amount of each Fund’s average daily net assets are as follows:
LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
0.01%	0.015%	0.01%
Milliman Financial Risk Management LLC (the “Sub-Adviser”) is responsible for managing the Funds' managed risk strategy. For these services, LFI, not the Funds, pays the Sub-Adviser a fee based on each Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds reimburse Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statements of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Administrative	$60,419	$363,313	$445,777
Legal	9,989	60,132	73,822
Lincoln Life also provides certain contract holder and additional corporate services to the Funds. Each Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of each Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statements of Operations.
LVIP Global Allocation Managed Risk Funds-17

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
Lincoln Life also prints and mails Fund documents on behalf of the Funds. The cost of these services is included in “Reports and statements to shareholders” on the Statements of Operations. The Funds reimburse Lincoln Life for the cost of these services. For the year ended December 31, 2025, these fees were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Printing and mailing	$5,768	$24,410	$25,616
The Funds currently offer two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to their distribution and service plan, the Funds are authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fees are calculated daily and paid monthly.
In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these Underlying Funds at different times, the amount of fees and expenses incurred indirectly will vary.
At December 31, 2025, each Fund had liabilities payable to affiliates as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Management fees payable to LFI	$144,405	$866,308	$1,096,533
Distribution fees payable to LFD	131,171	876,530	1,084,726
Printing and mailing fees payable to Lincoln Life	156	357	449
Shareholder servicing fees payable to Lincoln Life	17,449	106,906	132,498
Certain officers and trustees of the Funds are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Funds. The Funds pay compensation to unaffiliated trustees.
Affiliated investments, for purposes of the 1940 Act, are investments that have a common investment adviser, LFI (LVIP and Lincoln Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds). Affiliated investments of each Fund and the corresponding investment activity for the year ended December 31, 2025, were as follows:
LVIP Global Conservative Allocation Managed Risk Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/25	Number of Shares 12/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.41%@
Equity Funds-30.83%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$33,943,749	$11,775,771	$8,747,324	$2,865,224	$(9,436,918)	$—	$30,400,502	625,113	$—	$10,463,717
✧✧LVIP BlackRock Equity Dividend Fund	36,779,367	6,409,733	7,397,802	8,283	324,759	—	36,124,340	1,401,363	578,360	3,512,591
✧✧LVIP Channing Small Cap Value Fund	3,008,348	645,960	796,865	36,024	63,281	—	2,956,748	228,391	22,865	96,489
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	37,808,966	3,506,989	9,115,027	454,388	3,800,954	—	36,456,270	2,184,973	338,973	1,556,782
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	12,228,048	2,967,514	2,832,173	(89,619)	1,627,113	(23,313)	13,877,570	957,602	121,112	—
✧✧LVIP Nomura Mid-Cap Index Fund	14,042,976	4,119,927	2,810,184	65,410	(155,930)	—	15,262,199	348,691	198,422	1,697,004
✧✧LVIP SSGA Mid-Cap Index Fund	14,595,462	2,565,117	2,850,409	141,744	(352,368)	—	14,099,546	1,093,921	160,642	951,897
✧✧LVIP SSGA Nasdaq-100 Index Fund	1,863,037	138,944	571,875	157,898	102,024	—	1,690,028	98,659	2,816	61,864
LVIP Global Allocation Managed Risk Funds-18

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Conservative Allocation Managed Risk Fund (continued)
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/25	Number of Shares 12/31/25	Dividends	Capital Gain Distributions
✧✧LVIP SSGA S&P 500 Index Fund	$53,715,826	$3,276,181	$16,489,100	$9,629,906	$(4,745,890)	$—	$45,386,923	1,346,633	$440,353	$2,164,581
✧✧LVIP SSGA Small-Cap Index Fund	7,519,881	1,451,853	3,725,968	1,164,822	(732,257)	7,473	5,685,804	163,329	37,935	275,832
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	14,192,265	4,805,445	3,310,701	(11,630)	(778,589)	—	14,896,790	481,085	—	2,146,985
Fixed Income Funds-56.65%@
✧✧×LVIP SSGA Short-Term Bond Index Fund	3,746,765	568	3,761,660	(18,783)	33,459	(349)	—	—	—	—
*‡Lincoln Bain Capital Total Credit Fund	—	8,568,938	—	—	(227,267)	—	8,341,671	820,223	261,582	3,033
✧✧LVIP BlackRock Inflation Protected Bond Fund	14,910,145	1,019,581	2,974,045	(80,221)	761,786	—	13,637,246	1,442,179	112,115	—
✧✧LVIP Franklin Templeton Core Bond Fund	182,339,088	11,934,823	119,560,158	(5,946,788)	11,401,215	—	80,168,180	6,874,898	3,351,679	—
✧✧LVIP JPMorgan Core Bond Fund	182,096,702	98,858,204	19,651,533	130,061	6,648,006	—	268,081,440	26,926,621	9,553,287	—
✧✧LVIP JPMorgan High Yield Fund	20,946,053	1,916,198	12,322,289	111,032	504,121	—	11,155,115	1,112,952	937,624	—
✧✧LVIP SSGA Bond Index Fund	29,762,260	1,021,015	14,731,958	(1,202,347)	2,239,702	(991)	17,087,681	1,692,855	565,348	—
Global Equity Fund-0.14%@
✧✧LVIP BlackRock Real Estate Fund	2,150,441	101,982	1,311,417	128,278	(49,506)	(3,839)	1,015,939	130,065	31,404	—
International Equity Funds-9.79%@
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	11,742,467	2,186,966	3,514,123	265,964	2,863,263	(2,153)	13,542,384	1,292,459	437,887	74,365
✧✧LVIP Loomis Sayles Global Growth Fund	7,402,493	908,642	1,991,960	582,779	(144,042)	—	6,757,912	351,517	(145)	697,561
✧✧LVIP MFS International Growth Fund	15,835,897	2,629,529	3,803,954	603,415	665,879	—	15,930,766	750,318	228,948	1,297,258
✧✧LVIP Mondrian International Value Fund	19,037,599	1,505,716	6,177,317	1,088,612	3,657,030	—	19,111,640	899,160	706,569	528,455
✧✧LVIP SSGA International Index Fund	17,037,735	617,164	7,758,803	2,383,544	1,213,423	—	13,493,063	1,016,503	422,767	—
Total	$736,705,570	$172,932,760	$256,206,645	$12,467,996	$19,283,248	$(23,172)	$685,159,757		$18,510,543	$25,528,414

@ As a percentage of Net Assets as of December 31, 2025.
✧✧ Standard Class shares.
× Issuer is no longer an investment of the Fund at December 31, 2025.
* Class I shares.
‡ Issuer was not an investment of the Fund at December 31, 2024.
LVIP Global Moderate Allocation Managed Risk Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/25	Number of Shares 12/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.92%@
Equity Funds-40.84%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$199,477,129	$70,633,232	$50,934,334	$16,853,601	$(55,923,894)	$—	$180,105,734	3,703,441	$—	$61,401,697
✧✧LVIP BlackRock Equity Dividend Fund	237,879,615	44,213,294	45,675,602	(257,876)	2,182,304	—	238,341,735	9,245,936	3,815,094	22,984,569
LVIP Global Allocation Managed Risk Funds-19

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Moderate Allocation Managed Risk Fund (continued)
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/25	Number of Shares 12/31/25	Dividends	Capital Gain Distributions
✧✧LVIP Channing Small Cap Value Fund	$24,634,840	$5,590,621	$6,244,725	$173,345	$595,432	$—	$24,749,513	1,911,750	$192,144	$799,950
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	318,931,626	39,036,504	72,804,954	1,936,942	34,569,173	—	321,669,291	19,278,950	2,988,778	13,727,002
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	72,975,962	30,335,663	18,144,891	(973,543)	11,188,269	(138,603)	95,242,857	6,572,099	851,907	—
✧✧LVIP Nomura Mid-Cap Index Fund	126,137,541	35,212,166	24,739,048	(649,860)	(267,358)	—	135,693,441	3,100,147	1,762,009	15,052,254
✧✧LVIP SSGA Mid-Cap Index Fund	87,101,580	17,129,631	16,387,567	293,656	(1,701,344)	—	86,435,956	6,706,180	984,109	5,779,809
✧✧LVIP SSGA Nasdaq-100 Index Fund	17,785,825	1,300,941	5,052,696	1,328,287	1,134,668	—	16,497,025	963,049	27,919	598,267
✧✧LVIP SSGA S&P 500 Index Fund	511,024,887	31,836,153	121,456,195	63,814,441	(14,843,814)	—	470,375,472	13,956,073	4,565,890	22,221,051
✧✧LVIP SSGA Small-Cap Index Fund	80,108,363	10,070,270	34,745,106	12,328,897	(8,118,683)	—	59,643,741	1,713,310	395,620	2,868,494
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	127,678,963	38,245,933	26,448,092	701,041	(7,724,234)	—	132,453,611	4,277,526	—	19,049,335
Fixed Income Funds-37.01%@
✧✧×LVIP SSGA Short-Term Bond Index Fund	22,358,844	—	22,446,381	(123,511)	213,122	(2,074)	—	—	—	—
*‡Lincoln Bain Capital Total Credit Fund	—	52,065,574	—	—	(1,381,305)	—	50,684,269	4,983,704	1,589,379	18,428
✧✧LVIP BlackRock Inflation Protected Bond Fund	111,221,065	9,204,706	21,520,179	(846,254)	5,926,845	—	103,986,183	10,996,847	849,765	—
✧✧LVIP Franklin Templeton Core Bond Fund	647,867,873	41,480,641	431,155,181	(32,995,866)	51,607,962	—	276,805,429	23,737,709	11,564,916	—
✧✧LVIP JPMorgan Core Bond Fund	619,498,434	420,546,303	68,375,855	160,138	24,057,894	68,562	995,955,476	100,035,705	35,465,117	—
✧✧LVIP JPMorgan High Yield Fund	108,091,518	11,167,806	70,474,305	450,977	2,764,197	—	52,000,193	5,188,087	4,733,066	—
✧✧LVIP SSGA Bond Index Fund	190,927,976	7,190,321	87,958,674	(8,708,774)	15,300,255	(6,330)	116,744,774	11,565,759	3,860,239	—
Global Equity Fund-0.57%@
✧✧LVIP BlackRock Real Estate Fund	32,085,128	2,595,482	11,254,252	680,534	740,233	(56,796)	24,790,329	3,173,771	802,577	—
International Equity Funds-18.50%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	56,924,240	11,054,504	19,099,467	594,763	15,160,235	(98,778)	64,535,497	6,408,689	1,739,438	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	78,445,607	13,840,026	23,918,908	2,313,737	18,339,048	(14,820)	89,004,690	8,494,435	2,875,250	488,413
✧✧LVIP Loomis Sayles Global Growth Fund	88,336,764	11,456,038	22,355,784	6,382,375	(1,361,050)	—	82,458,343	4,289,121	(1,720)	8,429,508
✧✧LVIP MFS International Growth Fund	170,098,705	22,598,006	38,704,932	6,915,422	6,588,587	—	167,495,788	7,888,837	2,403,090	13,511,116
✧✧LVIP Mondrian International Value Fund	214,786,782	15,338,140	77,500,162	10,785,700	41,468,378	—	204,878,838	9,639,089	7,567,563	5,625,009
✧✧LVIP SSGA Emerging Markets Equity Index Fund	100,588,861	2,999,844	51,180,705	7,251,835	15,247,126	—	74,906,961	5,545,378	2,092,954	—
LVIP Global Allocation Managed Risk Funds-20

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Moderate Allocation Managed Risk Fund (continued)
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/25	Number of Shares 12/31/25	Dividends	Capital Gain Distributions
✧✧LVIP SSGA International Index Fund	$135,265,971	$4,780,399	$54,951,722	$13,401,342	$15,902,865	$—	$114,398,855	8,618,265	$3,581,534	$—
Total	$4,380,234,099	$949,922,198	$1,423,529,717	$101,811,349	$171,664,911	$(248,839)	$4,179,854,001		$94,706,638	$192,554,902

@ As a percentage of Net Assets as of December 31, 2025.
✧✧ Standard Class shares.
× Issuer is no longer an investment of the Fund at December 31, 2025.
* Class I shares.
‡ Issuer was not an investment of the Fund at December 31, 2024.
LVIP Global Growth Allocation Managed Risk Fund
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/25	Number of Shares 12/31/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-96.95%@
Equity Funds-45.59%@
✧✧LVIP AllianceBernstein Large Cap Growth Fund	$222,113,489	$82,883,826	$58,924,789	$17,763,290	$(61,579,836)	$—	$202,255,980	4,158,907	$—	$68,716,109
✧✧LVIP BlackRock Equity Dividend Fund	285,318,161	54,587,917	52,758,159	(302,245)	2,678,105	—	289,523,779	11,231,429	4,634,014	27,836,839
✧✧LVIP Channing Small Cap Value Fund	37,722,151	8,769,707	9,249,349	230,012	994,776	—	38,467,297	2,971,366	299,150	1,239,067
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	439,094,816	52,943,538	95,853,469	2,451,994	48,257,819	—	446,894,698	26,784,219	4,148,516	19,046,155
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	89,093,635	37,837,881	21,423,907	(1,128,447)	13,816,227	(169,164)	118,026,225	8,144,233	1,057,204	—
✧✧LVIP Nomura Mid-Cap Index Fund	128,156,216	39,921,040	24,806,629	(1,270,668)	284,725	—	142,284,684	3,250,735	1,849,876	15,686,577
✧✧LVIP SSGA Mid-Cap Index Fund	210,084,580	43,566,235	38,722,449	541,079	(3,856,505)	—	211,612,940	16,418,104	2,407,148	14,101,686
✧✧LVIP SSGA Nasdaq-100 Index Fund	37,997,604	2,803,777	10,346,560	2,669,636	2,652,439	—	35,776,896	2,088,552	61,008	1,293,085
✧✧LVIP SSGA S&P 500 Index Fund	739,871,749	51,161,037	167,174,427	82,883,885	(10,663,735)	—	696,078,509	20,652,697	6,752,420	32,771,025
✧✧LVIP SSGA Small-Cap Index Fund	141,326,106	19,110,189	49,898,249	12,517,248	(4,685,023)	97,883	118,468,154	3,403,084	834,223	5,679,515
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	129,635,797	45,260,127	28,420,016	(914,332)	(6,670,715)	—	138,890,861	4,485,415	—	19,872,048
Fixed Income Funds-27.33%@
*‡Lincoln Bain Capital Total Credit Fund	—	64,417,580	—	—	(1,709,267)	—	62,708,313	6,166,009	1,966,435	22,800
LVIP Global Allocation Managed Risk Funds-21

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LVIP Global Growth Allocation Managed Risk Fund (continued)
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Return of Capital	Value 12/31/25	Number of Shares 12/31/25	Dividends	Capital Gain Distributions
✧✧LVIP BlackRock Inflation Protected Bond Fund	$81,467,562	$7,472,541	$15,359,331	$(642,904)	$4,380,217	$—	$77,318,085	8,176,617	$630,297	$—
✧✧LVIP Franklin Templeton Core Bond Fund	592,553,344	32,853,435	397,590,616	(37,153,702)	53,695,693	—	244,358,154	20,955,163	10,201,335	—
✧✧LVIP JPMorgan Core Bond Fund	614,504,524	397,341,777	66,161,974	68,542	23,846,085	—	969,598,954	97,388,404	34,494,352	—
✧✧LVIP JPMorgan High Yield Fund	149,878,776	17,005,158	89,487,327	(1,081,747)	5,395,384	—	81,710,244	8,152,274	6,916,450	—
✧✧LVIP SSGA Bond Index Fund	94,319,224	2,622,016	75,023,811	(1,812,614)	5,733,004	(3,125)	25,834,694	2,559,411	851,728	—
Global Equity Fund-0.67%@
✧✧LVIP BlackRock Real Estate Fund	44,394,290	4,044,080	14,531,957	1,073,511	940,081	(78,479)	35,841,526	4,588,596	1,162,837	—
International Equity Funds-23.36%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	66,821,504	2,156,288	34,007,599	4,602,732	12,140,467	(115,749)	51,597,643	5,123,897	1,352,575	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	144,731,287	19,301,450	43,945,638	4,638,301	33,622,745	(27,583)	158,320,562	15,109,807	5,108,601	867,999
✧✧LVIP Loomis Sayles Global Growth Fund	107,844,843	14,449,307	26,276,168	7,348,136	(1,179,499)	—	102,186,619	5,315,299	(2,099)	10,410,132
✧✧LVIP MFS International Growth Fund	259,714,246	34,457,653	57,562,184	10,005,476	10,666,534	—	257,281,725	12,117,640	3,688,969	20,683,266
✧✧LVIP Mondrian International Value Fund	314,775,400	22,787,617	109,838,764	14,713,813	62,230,342	—	304,668,408	14,333,964	11,242,548	8,341,913
✧✧LVIP SSGA Emerging Markets Equity Index Fund	125,470,607	14,897,650	49,510,619	4,251,405	26,084,567	—	121,193,610	8,971,988	3,382,977	—
✧✧LVIP SSGA International Index Fund	281,169,190	10,626,905	100,888,645	33,541,720	29,789,260	—	254,238,430	19,153,113	7,952,106	—
Total	$5,338,059,101	$1,083,278,731	$1,637,762,636	$154,994,121	$246,863,890	$(296,217)	$5,185,136,990		$110,992,670	$246,568,216

@ As a percentage of Net Assets as of December 31, 2025.
✧✧ Standard Class shares.
* Class I shares.
‡ Issuer was not an investment of the Fund at December 31, 2024.
3. Investments
For the year ended December 31, 2025, each Fund made purchases and sales of investment securities other than short-term investments as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Purchases	$172,932,760	$949,922,198	$1,083,278,731
Sales	256,206,645	1,423,529,717	1,637,762,636
LVIP Global Allocation Managed Risk Funds-22

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Cost of investments and derivatives	$606,962,567	$3,333,547,322	$3,982,220,190
Aggregate unrealized appreciation of investments and derivatives	$96,339,292	$978,260,881	$1,362,063,396
Aggregate unrealized depreciation of investments and derivatives	(746,692)	(5,655,845)	(4,862,342)
Net unrealized appreciation of investments and derivatives	$95,592,600	$972,605,036	$1,357,201,054
U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including each Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following tables summarize the valuation of each Fund's investments by fair value hierarchy levels as of December 31, 2025:
LVIP Global Conservative Allocation Managed Risk Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$676,818,086	$8,341,671	$—	$685,159,757
Unaffiliated Investment Company	17,384,045	—	—	17,384,045
Total Investments	$694,202,131	$8,341,671	$—	$702,543,802
Derivatives:
Assets:
Futures Contracts	$72,748	$—	$—	$72,748
Liabilities:
Futures Contracts	$(127,601)	$—	$—	$(127,601)
There were no Level 3 investments at the beginning or end of the year.
LVIP Global Allocation Managed Risk Funds-23

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 3. Investments (continued)
LVIP Global Moderate Allocation Managed Risk Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$4,129,169,732	$50,684,269	$—	$4,179,854,001
Unaffiliated Investment Company	126,212,079	—	—	126,212,079
Total Investments	$4,255,381,811	$50,684,269	$—	$4,306,066,080
Derivatives:
Assets:
Futures Contracts	$662,078	$—	$—	$662,078
Liabilities:
Futures Contracts	$(842,480)	$—	$—	$(842,480)
There were no Level 3 investments at the beginning or end of the year.
LVIP Global Growth Allocation Managed Risk Fund
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$5,122,428,677	$62,708,313	$—	$5,185,136,990
Unaffiliated Investment Company	154,210,653	—	—	154,210,653
Total Investments	$5,276,639,330	$62,708,313	$—	$5,339,347,643
Derivatives:
Assets:
Futures Contracts	$942,406	$—	$—	$942,406
Liabilities:
Futures Contracts	$(1,066,185)	$—	$—	$(1,066,185)
There were no Level 3 investments at the beginning or end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related wash sales, mark-to-market adjustments on certain derivatives, adjustments related to distributions from underlying regulated investment companies ("RICS") and outstanding straddle loss deferrals.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Year ended December 31, 2025
Ordinary income	$16,822,975	$197,313,882	$228,889,015
Long-term capital gains	—	—	106,313,665
Total	$16,822,975	$197,313,882	$335,202,680
Year ended December 31, 2024
Ordinary income	$26,122,149	$158,736,541	$187,182,527
Return of capital	3,296,170	—	—
Total	$29,418,319	$158,736,541	$187,182,527
LVIP Global Allocation Managed Risk Funds-24

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund	LVIP Global Moderate Allocation Managed Risk Fund	LVIP Global Growth Allocation Managed Risk Fund
Undistributed ordinary income	$6,291,862	$49,018,498	$78,432,350
Undistributed long-term capital gains	13,352,491	130,203,024	210,405,439
Other temporary differences	(41,069,051)	(413,987,736)	(640,610,726)
Net unrealized appreciation	95,592,600	972,605,036	1,357,201,054
Distributable earnings/(accumulated loss)	$74,167,902	$737,838,822	$1,005,428,117
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, the Fund recorded the following permanent reclassification primarily adjustments related to distributions from underlying regulated investment companies ("RICS"):
LVIP Global Conservative Allocation Managed Risk Fund
Distributable Earnings/(Accumulated Loss)	$30,646
Paid-in capital	(30,646)
At December 31, 2025, the Funds had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	LVIP Global Conservative Allocation Managed Risk Fund		LVIP Global Moderate Allocation Managed Risk Fund		LVIP Global Growth Allocation Managed Risk Fund
	Year Ended		Year Ended		Year Ended
	12/31/25	12/31/24	12/31/25	12/31/24	12/31/25	12/31/24
Shares sold:
Standard Class	808,465	1,019,922	1,991,232	2,144,190	2,349,164	3,460,973
Service Class	974,748	1,540,741	1,936,482	2,676,902	1,731,569	2,504,521
Shares reinvested:
Standard Class	181,930	296,496	698,096	552,385	1,216,124	681,633
Service Class	1,116,111	2,144,201	13,013,462	11,202,512	22,503,738	13,393,997
	3,081,254	5,001,360	17,639,272	16,575,989	27,800,595	20,041,124
Shares redeemed:
Standard Class	(1,205,626)	(1,457,850)	(2,703,928)	(2,839,465)	(3,219,179)	(4,367,989)
Service Class	(9,997,650)	(11,014,573)	(48,776,362)	(51,929,927)	(60,109,268)	(69,440,790)
	(11,203,276)	(12,472,423)	(51,480,290)	(54,769,392)	(63,328,447)	(73,808,779)
Net decrease	(8,122,022)	(7,471,063)	(33,841,018)	(38,193,403)	(35,527,852)	(53,767,655)
7. Line of Credit
The Funds, along with other funds in the Trust (“Participants”), are participants in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Funds had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
LVIP Global Allocation Managed Risk Funds-25

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–Each Fund may use futures contracts in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge the Funds' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Funds' investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, each Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, each Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by each Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, each Fund used futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool and to hedge currency risks associated with the Fund’s investments.
Fair values of derivative instruments as of December 31, 2025 were as follows:
LVIP Global Conservative Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$53,689	Variation margin due to broker on futures contracts	$(126,054)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	19,059	Variation margin due to broker on futures contracts	(1,547)
Total		$72,748		$(127,601)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025. Only current day variation margin is reported on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(7,165,242)	$590,406
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(746,085)	92,747
Total		$(7,911,327)	$683,153
LVIP Global Allocation Managed Risk Funds-26

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 8. Derivatives (continued)
Fair values of derivative instruments as of December 31, 2025 were as follows:
LVIP Global Moderate Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$492,993	Variation margin due to broker on futures contracts	$(829,295)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	169,085	Variation margin due to broker on futures contracts	(13,185)
Total		$662,078		$(842,480)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025. Only current day variation margin is reported on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(77,337,909)	$4,380,944
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(7,614,541)	748,477
Total		$(84,952,450)	$5,129,421
Fair values of derivative instruments as of December 31, 2025 were as follows:
LVIP Global Growth Allocation Managed Risk Fund
	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures contracts (Equity contracts)*	Variation margin due to broker on futures contracts	$697,931	Variation margin due to broker on futures contracts	$(1,043,037)
Futures contracts (Currency contracts)*	Variation margin due to broker on futures contracts	244,475	Variation margin due to broker on futures contracts	(23,148)
Total		$942,406		$(1,066,185)

*
Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025. Only current day variation margin is reported on the Statements of Assets and Liabilities.

LVIP Global Allocation Managed Risk Funds-27

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 8. Derivatives (continued)
The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Equity contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(67,945,928)	$5,291,480
Futures contracts (Currency contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(9,163,234)	1,049,697
Total		$(77,109,162)	$6,341,177
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by each Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
	Futures Contracts (Average Notional Value)	Futures Contracts (Average Notional Value)
LVIP Global Conservative Allocation Managed Risk Fund	$20,232,658	$89,497
LVIP Global Moderate Allocation Managed Risk Fund	145,280,363	1,252,524
LVIP Global Growth Allocation Managed Risk Fund	196,567,114	—
9. Risk Factors
Foreign investments have additional risks that are not present when investing in U.S. Investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. The value of foreign investments may be reduced by the foreign taxes, such as foreign tax on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including, for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to terrorism, governmental collapse, regional conflicts and war. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. Natural disaster/epidemic risk could have a significant adverse impact on the Funds' portfolio investments.
10. Contractual Obligations
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown; however, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of material loss to be remote.
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Funds adopted ASU 2023-09 during the current fiscal period. The Funds invest primarily in other regulated investment
LVIP Global Allocation Managed Risk Funds-28

LVIP Global Allocation Managed Risk Funds
Notes to Financial Statements (continued)
 11. Recent Accounting Pronouncements (continued)
companies and management of the Funds has evaluated the impact of the adoption of ASU 2023-09. For the current reporting period, the Funds did not incur material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in these financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds' financial statements.
LVIP Global Allocation Managed Risk Funds-29

Report of Independent Registered Public Accounting Firm
To the Shareholders of LVIP Global Conservative Allocation Managed Risk Fund, LVIP Global Moderate Allocation Managed Risk Fund and LVIP Global Growth Allocation Managed Risk Fund and the Board of Trustees of Lincoln Variable Insurance Products Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of LVIP Global Conservative Allocation Managed Risk Fund, LVIP Global Moderate Allocation Managed Risk Fund and LVIP Global Growth Allocation Managed Risk Fund (collectively referred to as the “Funds”) (three of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)), including the schedules of investments, as of December 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (three of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP Global Allocation Managed Risk Funds–30

LVIP Government Money Market Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP Government Money Market Fund

LVIP Government Money Market Fund
Statement of Net Assets
December 31, 2025

	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS–17.71%
Federal Farm Credit Banks Funding Corp.
•3.72% (1 day USD SOFR + 0.01%) 6/05/26	1,105,000	$1,105,000
•3.75% (1 day USD SOFR + 0.04%) 10/20/26	11,590,000	11,590,000
•3.75% (1 day USD SOFR + 0.04%) 11/19/26	694,000	694,000
•3.75% (1 day USD SOFR + 0.04%) 1/20/27	5,110,000	5,110,000
•3.75% (1 day USD SOFR + 0.04%) 2/16/27	15,410,000	15,410,000
•3.76% (1 day USD SOFR + 0.05%) 11/06/26	3,410,000	3,410,000
•3.76% (1 day USD SOFR + 0.05%) 3/15/27	2,665,000	2,665,000
•3.76% (1 day USD SOFR + 0.05%) 4/19/27	780,000	780,000
•3.76% (1 day USD SOFR + 0.05%) 5/24/27	2,375,000	2,375,000
•3.78% (1 day USD SOFR + 0.07%) 3/05/27	18,430,000	18,430,000
•3.78% (1 day USD SOFR + 0.07%) 3/26/27	1,710,000	1,710,000
•3.79% (1 day USD SOFR + 0.08%) 2/01/27	4,300,000	4,300,000
•3.79% (1 day USD SOFR + 0.08%) 11/23/27	560,000	560,000
•3.80% (1 day USD SOFR + 0.09%) 1/27/27	1,653,000	1,653,000
•3.81% (1 day USD SOFR + 0.10%) 6/24/26	1,000,000	1,000,000
•3.81% (1 day USD SOFR + 0.10%) 6/26/26	2,340,000	2,340,000
•3.82% (1 day USD SOFR + 0.11%) 11/19/27	1,840,000	1,840,000
•3.84% (1 day USD SOFR + 0.13%) 10/22/27	963,000	963,000
•3.85% (1 day USD SOFR + 0.14%) 10/15/26	13,600,000	13,599,410
•3.85% (1 day USD SOFR + 0.14%) 12/23/26	1,200,000	1,200,000
•3.85% (1 day USD SOFR + 0.14%) 12/30/26	1,100,000	1,100,000
•3.87% (3 mo. Treasury money market yield + 0.27%) 10/16/26	7,400,000	7,400,000
Federal Home Loan Bank Discount Notes
≠3.64% 4/17/26	16,520,000	16,347,320
≠3.65% 3/03/26	8,660,000	8,607,468
≠3.65% 3/12/26	13,280,000	13,187,815
≠3.89% 2/13/26	2,199,000	2,189,019
≠4.07% 2/03/26	3,506,000	3,493,305
Federal Home Loan Banks
3.50% 1/11/27	12,685,000	12,663,978
•3.71% (1 day USD SOFR + 0.00%) 1/13/26	8,725,000	8,725,000
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal Home Loan Banks (continued)
•3.71% (1 day USD SOFR + 0.00%) 3/20/26	2,000,000	$2,000,000
•3.71% (1 day USD SOFR + 0.00%) 4/17/26	2,170,000	2,170,000
•3.71% (1 day USD SOFR + 0.00%) 6/22/26	6,545,000	6,545,000
•3.71% (1 day USD SOFR + 0.00%) 6/23/26	4,805,000	4,805,000
•3.71% (1 day USD SOFR + 0.00%) 6/25/26	2,175,000	2,175,000
•3.72% (1 day USD SOFR + 0.01%) 2/17/26	2,240,000	2,240,000
•3.72% (1 day USD SOFR + 0.01%) 4/07/26	4,400,000	4,400,000
•3.72% (1 day USD SOFR + 0.01%) 4/20/26	900,000	900,000
•3.72% (1 day USD SOFR + 0.01%) 5/05/26	4,270,000	4,270,000
•3.72% (1 day USD SOFR + 0.01%) 5/20/26	2,000,000	2,000,000
•3.72% (1 day USD SOFR + 0.01%) 6/02/26	4,270,000	4,270,000
•3.72% (1 day USD SOFR + 0.01%) 7/21/26	2,200,000	2,200,000
•3.72% (1 day USD SOFR + 0.01%) 7/21/26	4,360,000	4,360,000
•3.72% (1 day USD SOFR + 0.01%) 7/22/26	2,200,000	2,200,000
•3.72% (1 day USD SOFR + 0.01%) 7/24/26	4,350,000	4,350,000
•3.72% (1 day USD SOFR + 0.01%) 8/19/26	2,185,000	2,185,000
•3.72% (1 day USD SOFR + 0.01%) 8/21/26	15,265,000	15,265,000
•3.72% (1 day USD SOFR + 0.01%) 8/24/26	2,175,000	2,175,000
•3.73% (1 day USD SOFR + 0.02%) 6/18/26	4,360,000	4,360,000
•3.73% (1 day USD SOFR + 0.02%) 7/17/26	4,360,000	4,360,000
•3.74% (1 day USD SOFR + 0.03%) 4/17/26	4,500,000	4,500,000
•3.74% (1 day USD SOFR + 0.03%) 5/28/26	2,200,000	2,200,000
•3.74% (1 day USD SOFR + 0.03%) 6/04/26	4,400,000	4,400,000
•3.74% (1 day USD SOFR + 0.03%) 6/30/26	2,225,000	2,225,000
•3.74% (1 day USD SOFR + 0.03%) 7/02/26	4,890,000	4,890,000
•3.74% (1 day USD SOFR + 0.03%) 1/04/27	2,000,000	2,000,000
•3.78% (1 day USD SOFR + 0.07%) 3/25/27	3,760,000	3,760,000
•3.80% (1 day USD SOFR + 0.09%) 5/17/27	2,775,000	2,775,000
LVIP Government Money Market Fund-1

LVIP Government Money Market Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY OBLIGATIONS (continued)
Federal Home Loan Banks (continued)
•3.81% (1 day USD SOFR + 0.10%) 6/26/26	6,545,000	$6,545,000
•3.81% (1 day USD SOFR + 0.10%) 2/25/27	4,470,000	4,470,000
•3.81% (1 day USD SOFR + 0.10%) 3/18/27	4,885,000	4,885,000
•3.86% (1 day USD SOFR + 0.15%) 4/02/27	3,310,000	3,310,000
Federal Home Loan Mortgage Corp.
•3.83% (1 day USD SOFR + 0.12%) 5/05/27	3,000,000	3,000,000
•3.85% (1 day USD SOFR + 0.14%) 9/23/26	4,300,000	4,300,000
•3.85% (1 day USD SOFR + 0.14%) 10/16/26	3,400,000	3,400,000
Federal National Mortgage Association
•3.83% (1 day USD SOFR + 0.12%) 7/29/26	13,110,000	13,110,000
•3.85% (1 day USD SOFR + 0.14%) 8/21/26	4,300,000	4,300,000
•3.85% (1 day USD SOFR + 0.14%) 10/23/26	5,410,000	5,410,000
•3.85% (1 day USD SOFR + 0.14%) 11/20/26	6,500,000	6,500,000
•3.85% (1 day USD SOFR + 0.14%) 12/11/26	5,700,000	5,700,000
Total Agency Obligations (Cost $333,358,315)		333,358,315
U.S. TREASURY OBLIGATIONS–41.56%
U.S. Treasury Bills
≠3.55% 12/24/26	1,240,400	1,198,855
≠3.55% 12/24/26	12,997,500	12,561,845
≠3.59% 6/25/26	1,442,000	1,417,589
≠3.60% 3/17/26	669,000	663,746
≠3.60% 6/25/26	32,067,300	31,524,049
≠3.61% 3/19/26	3,070,000	3,046,656
≠3.61% 7/02/26	1,555,000	1,527,636
≠3.63% 4/21/26	8,395,000	8,304,194
≠3.64% 2/12/26	2,200,000	2,191,043
≠3.64% 2/12/26	3,300,000	3,286,526
≠3.64% 3/19/26	19,045,000	18,893,669
≠3.65% 2/12/26	2,018,000	2,009,101
≠3.65% 3/03/26	700,000	696,107
≠3.66% 2/17/26	17,400,000	17,318,561
≠3.66% 3/12/26	4,541,000	4,508,832
≠3.67% 2/10/26	6,483,000	6,457,068
≠3.67% 2/10/26	1,667,000	1,660,012
≠3.69% 3/05/26	1,480,000	1,470,585
≠3.69% 6/11/26	1,532,000	1,507,513
≠3.70% 2/03/26	822,000	819,269
≠3.70% 6/11/26	1,475,000	1,451,384
≠3.71% 1/22/26	1,382,000	1,379,066
≠3.72% 3/05/26	24,958,000	24,790,937
≠3.72% 4/07/26	9,935,000	9,839,094
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bills (continued)
≠3.75% 6/04/26	39,596,000	$38,980,293
≠3.76% 4/30/26	34,058,000	33,648,207
≠3.77% 5/28/26	6,704,000	6,604,041
≠3.78% 4/23/26	19,080,000	18,862,742
≠3.78% 5/28/26	1,676,000	1,650,986
≠3.79% 5/28/26	21,040,000	20,724,698
≠3.80% 4/16/26	2,836,000	2,805,560
≠3.81% 2/24/26	7,342,000	7,300,866
≠3.81% 4/16/26	18,000,000	17,806,538
≠3.82% 4/09/26	7,200,000	7,127,578
≠3.82% 4/09/26	3,829,000	3,790,433
≠3.83% 2/26/26	863,000	857,973
≠3.83% 3/24/26	2,048,000	2,030,577
≠3.83% 4/02/26	4,351,000	4,310,196
≠3.84% 3/10/26	1,666,000	1,654,231
≠3.84% 3/31/26	19,130,000	18,953,122
≠3.84% 4/02/26	1,535,000	1,520,585
≠3.84% 4/02/26	1,706,000	1,689,973
≠3.85% 2/26/26	355,000	352,924
≠3.85% 3/24/26	1,697,000	1,682,524
≠3.85% 3/24/26	1,701,000	1,686,471
≠3.85% 9/03/26	33,339,000	32,508,581
≠3.86% 2/19/26	3,019,000	3,003,508
≠3.87% 2/05/26	23,749,000	23,657,105
≠3.87% 3/10/26	18,750,000	18,616,479
≠3.87% 3/10/26	1,330,000	1,320,523
≠3.88% 2/10/26	9,945,100	9,902,809
≠3.89% 2/03/26	28,287,000	28,188,856
≠3.89% 2/12/26	21,962,000	21,860,279
≠3.91% 2/17/26	3,149,000	3,133,336
≠3.93% 2/10/26	3,138,000	3,124,663
≠3.96% 8/06/26	1,019,000	995,930
≠3.96% 8/06/26	680,000	664,588
≠3.99% 3/05/26	833,000	827,380
≠4.01% 3/05/26	28,630,000	28,435,602
≠4.04% 2/26/26	6,800,000	6,758,641
≠4.05% 2/26/26	1,700,000	1,689,654
≠4.05% 2/26/26	2,646,000	2,629,886
≠4.15% 5/14/26	15,647,300	15,420,114
≠4.16% 6/11/26	315,000	309,453
≠4.16% 6/11/26	12,917,000	12,689,395
≠4.16% 6/11/26	260,000	255,418
≠4.16% 6/11/26	424,400	416,920
≠4.26% 1/02/26	17,685,000	17,682,981
≠4.26% 1/22/26	1,700,000	1,695,919
≠4.27% 1/29/26	3,600,000	3,588,464
U.S. Treasury Floating Rate Notes
•3.70% (3 mo. Treasury money market yield + 0.10%) 1/31/27	46,035,000	46,034,337
•3.75% (3 mo. Treasury money market yield + 0.15%) 4/30/26	22,500,000	22,500,423
LVIP Government Money Market Fund-2

LVIP Government Money Market Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Floating Rate Notes (continued)
•3.78% (3 mo. Treasury money market yield + 0.18%) 7/31/26	14,490,000	$14,485,579
•3.79% (3 mo. Treasury money market yield + 0.19%) 10/31/27	32,823,000	32,844,819
•3.81% (3 mo. Treasury money market yield + 0.21%) 10/31/26	28,930,000	28,930,000
•3.85% (3 mo. Treasury money market yield + 0.25%) 1/31/26	11,380,000	11,380,000
U.S. Treasury Notes
0.38% 1/31/26	345,000	343,940
0.50% 2/28/26	1,200,000	1,193,317
0.75% 3/31/26	18,300,000	18,157,459
0.88% 6/30/26	910,000	895,738
1.63% 5/15/26	2,870,000	2,845,285
2.38% 4/30/26	1,020,000	1,014,480
4.13% 10/31/26	865,000	867,767
4.25% 11/30/26	668,000	671,434
4.63% 2/28/26	1,400,000	1,401,088
4.63% 6/30/26	6,600,000	6,614,840
Total U.S. Treasury Obligations (Cost $782,120,845)		782,120,845
REPURCHASE AGREEMENTS–39.75%
Bank of Montreal 3.84%, dated 12/31/25, to be repurchased on 1/02/26, repurchase price $85,008,942 (collateralized by U.S. agency obligations 3.75% 11/30/32 market value $86,700,045).	85,000,000	85,000,000
≠Bank of Nova Scotia 3.82%, dated 12/31/25, to be repurchased on 1/02/26, repurchase price $85,008,896 (collateralized by U.S. agency obligations 0.125%-4.375% 4/15/26-2/15/50 market value $86,718,486).	85,000,000	85,000,000
≠BNP Paribas SA 3.83%, dated 12/31/25, to be repurchased on 1/02/26, repurchase price $85,008,919 (collateralized by U.S. agency obligations 0.00%-7.50% 1/20/32-4/20/65 market value $86,700,035).	85,000,000	85,000,000
	Principal Amount°	Value (U.S. $)
REPURCHASE AGREEMENTS (continued)
Citigroup Global Markets 3.82%, dated 12/31/25, to be repurchased on 1/02/26, repurchase price $95,009,942 (collateralized by U.S. agency obligations 1.125%-2.25% 2/15/27-2/28/27 market value $96,900,069).	95,000,000	$95,000,000
Goldman Sachs & Co. 3.84%, dated 12/31/25, to be repurchased on 1/02/26, repurchase price $110,011,573 (collateralized by U.S. agency obligations 0.00%-6.50% 8/15/28-12/20/55 market value $112,200,000).	110,000,000	110,000,000
Mizuho Securities USA 3.84%, dated 12/31/25, to be repurchased on 1/02/26, repurchase price $77,008,101 (collateralized by U.S. agency obligations 4.625% 5/31/31 market value $78,540,063).	77,000,000	77,000,000
Natixis 3.84%, dated 12/31/25, to be repurchased on 1/02/26, repurchase price $100,010,521 (collateralized by U.S. agency obligations 0.00%-4.25% 4/16/26-8/15/53 market value $102,000,026).	100,000,000	100,000,000
TD Securities USA 3.83%, dated 12/31/25, to be repurchased on 1/02/26, repurchase price $111,011,647 (collateralized by U.S. agency obligations 0.00%-6.50% 6/16/41-3/20/64 market value $116,550,000).	111,000,000	111,000,000
Total Repurchase Agreements (Cost $748,000,000)		748,000,000

	Number of Shares
MONEY MARKET FUND–0.02%
State Street Institutional U.S. Government Money Market Fund (seven-day effective yield 3.74%)	255,404	255,404
Total Money Market Fund (Cost $255,404)		255,404

TOTAL INVESTMENTS–99.04% (Cost $1,863,734,564)	1,863,734,564
★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.96%	18,124,351
NET ASSETS APPLICABLE TO 188,185,781 SHARES OUTSTANDING–100.00%	$1,881,858,915
LVIP Government Money Market Fund-3

LVIP Government Money Market Fund
Statement of Net Assets (continued)
NET ASSET VALUE PER SHARE–LVIP GOVERNMENT MONEY MARKET FUND STANDARD CLASS ($732,030,098 / 73,202,943 Shares)	$10.000
NET ASSET VALUE PER SHARE–LVIP GOVERNMENT MONEY MARKET FUND SERVICE CLASS ($1,149,828,817 / 114,982,838 Shares)	$10.000
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$1,881,853,814
Distributable earnings/(accumulated loss)	5,101
TOTAL NET ASSETS	$1,881,858,915

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

≠The rate shown is the effective yield at the time of purchase.

★Includes $9,703,582 payable for securities purchased, $13,237,219 payable for fund shares redeemed, $23,065 other accrued expenses payable, $804,332 due to manager and affiliates, $17,070 payable for audit fee and $53,630 payable for fund accounting fee as of December
31, 2025.

Summary of Abbreviations:
BNP–BNP Paribas
SOFR–Secured Overnight Financing Rate
TD–Toronto Dominion
See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund-4

LVIP Government Money Market Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Interest	$79,326,019
EXPENSES:
Management fees	6,130,348
Distribution fees-Service Class	2,849,695
Shareholder servicing fees	538,467
Accounting and administration expenses	361,003
Professional fees	79,124
Trustees’ fees and expenses	52,939
Reports and statements to shareholders	37,316
Custodian fees	20,507
Consulting fees	16,620
Pricing fees	13,188
Other	33,119
10,132,326
Less:
Management fees waived	(221,357)
Total operating expenses	9,910,969
NET INVESTMENT INCOME	69,415,050
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN FROM INVESTMENTS	85,502
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$69,500,552
See accompanying notes, which are an integral part of the financial statements.

LVIP Government Money Market Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$69,415,050	$72,934,211
Net realized gain	85,502	53,965
Net increase in net assets resulting from operations	69,500,552	72,988,176
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(27,949,478)	(31,000,675)
Service Class	(41,554,200)	(41,989,981)
	(69,503,678)	(72,990,656)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	461,908,906	433,417,697
Service Class	1,447,190,494	1,462,975,657
Reinvestment of dividends and distributions:
Standard Class	27,949,478	31,000,675
Service Class	41,554,200	41,989,981
	1,978,603,078	1,969,384,010
Cost of shares redeemed:
Standard Class	(452,897,892)	(381,517,270)
Service Class	(1,398,654,569)	(1,196,904,319)
	(1,851,552,461)	(1,578,421,589)
Increase in net assets derived from capital share transactions	127,050,617	390,962,421
NET INCREASE IN NET ASSETS	127,047,491	390,959,941
NET ASSETS:
Beginning of year	1,754,811,424	1,363,851,483
End of year	$1,881,858,915	$1,754,811,424
See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund-5

LVIP Government Money Market Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Government Money Market Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.000	$10.000	$10.000	$10.000	$10.000
Income from investment operations:
Net investment income	0.389	0.482	0.465	0.129	0.001
Total from investment operations	0.389	0.482	0.465	0.129	0.001
Less dividends and distributions from:
Net investment income	(0.389)	(0.482)	(0.465)	(0.129)	(0.001)
Total dividends and distributions	(0.389)	(0.482)	(0.465)	(0.129)	(0.001)
Net asset value, end of period	$10.000	$10.000	$10.000	$10.000	$10.000
Total return[1]	3.97%	4.94%	4.75%	1.31%	0.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$732,030	$695,076	$612,175	$595,507	$595,455
Ratio of expenses to average net assets	0.38%	0.39%	0.40%	0.33%	0.07%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.39%	0.40%	0.40%	0.41%	0.42%
Ratio of net investment income to average net assets	3.89%	4.80%	4.66%	1.35%	0.01%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	3.88%	4.79%	4.66%	1.27%	(0.34% )

[1]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund-6

LVIP Government Money Market Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP Government Money Market Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.000	$10.000	$10.000	$10.000	$10.000
Income from investment operations:
Net investment income	0.364	0.457	0.440	0.114	0.001
Total from investment operations	0.364	0.457	0.440	0.114	0.001
Less dividends and distributions from:
Net investment income	(0.364)	(0.457)	(0.440)	(0.114)	(0.001)
Total dividends and distributions	(0.364)	(0.457)	(0.440)	(0.114)	(0.001)
Net asset value, end of period	$10.000	$10.000	$10.000	$10.000	$10.000
Total return[1]	3.71%	4.68%	4.48%	1.14%	0.02%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,149,829	$1,059,736	$751,676	$671,258	$478,959
Ratio of expenses to average net assets	0.63%	0.64%	0.65%	0.52%	0.07%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.64%	0.65%	0.65%	0.66%	0.67%
Ratio of net investment income to average net assets	3.64%	4.55%	4.41%	1.16%	0.01%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	3.63%	4.54%	4.41%	1.02%	(0.59% )

[1]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP Government Money Market Fund-7

LVIP Government Money Market Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP Government Money Market Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”) and Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek current income while (i) maintaining a stable value of your shares (providing stability of net asset value “NAV”) and (ii) preserving the value of your initial investment (preservation of capital).
The Fund pursues its objective by investing at least 99.5% of its total assets in cash, government securities (which include U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities), and/or repurchase agreements secured by such obligations or cash. The yield of the Fund is not directly tied to the federal funds rate. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable or floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis. As a government money market fund, the Fund is (i) permitted to use the amortized cost method of valuation to seek to maintain a $10.00 share price and (ii) is not subject to a liquidity fee and/or a redemption gate on Fund redemptions. The Fund’s Board of Trustees (the “Board”) has reserved its ability to change this policy with respect to liquidity fees and/or redemption gates, but such change would become effective only after shareholders are provided with specific advance notice of the change.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Securities are valued at amortized cost, which approximates fair value and is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Repurchase Agreements–The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on December 31, 2025, and matured on the next business day.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
LVIP Government Money Market Fund-8

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares dividends daily from net investment income and pays such dividends daily.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
Lincoln Financial Investments Corporation ("LFI") is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.48% of the first $200 million of the Fund’s average daily net assets; 0.40% of the next $200 million; and 0.30% of the Fund’s average daily net assets in excess of $400 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.000% of the first $500 million of the Fund’s average daily net assets; 0.010% of the next $500 million; and 0.020% of the Fund’s average daily net assets in excess of $1 billion.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
BlackRock Advisors, LLC (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$152,657
Legal	25,340
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $13,361 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP Government Money Market Fund-9

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
LFI may waive or reimburse its management fee, and LFD may waive or reimburse any 12b-1 Fee, in order to maintain a positive net yield for the Fund. These voluntary waivers and reimbursements may be modified or terminated at any time, without notice. Amounts waived or reimbursed may be recouped for a period of up to 36 months from the date of the waiver or reimbursement, provided that the amount of such recoupment may not exceed the amounts waived or reimbursed and may not cause any Class of the Fund to have a negative net yield. Recoupment is further limited to no more than 50% of the Fund’s excess return above a minimum yield of 0.10%.
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$508,247
Distribution fees payable to LFD	249,691
Shareholder servicing fees payable to Lincoln Life	46,394
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$1,863,734,564
Aggregate unrealized appreciation of investments	$—
Aggregate unrealized depreciation of investments	—
Net unrealized appreciation of investments	$—
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Obligations	$—	$333,358,315	$—	$333,358,315
U.S. Treasury Obligations	—	782,120,845	—	782,120,845
Repurchase Agreements	—	748,000,000	—	748,000,000
Money Market Fund	255,404	—	—	255,404
Total Investments	$255,404	$1,863,479,160	$—	$1,863,734,564
There were no Level 3 investments at the beginning or end of the year.
LVIP Government Money Market Fund-10

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$69,503,678	$72,990,656
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$5,102
Other temporary differences	(1)
Distributable earnings/(accumulated loss)	$5,101
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
At December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	46,190,890	43,341,770
Service Class	144,719,050	146,297,565
Shares reinvested:
Standard Class	2,794,948	3,100,061
Service Class	4,155,420	4,198,986
	197,860,308	196,938,382
Shares redeemed:
Standard Class	(45,289,789)	(38,151,727)
Service Class	(139,865,457)	(119,690,432)
	(185,155,246)	(157,842,159)
Net increase	12,705,062	39,096,223
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Risk Factors
Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but may not be backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
LVIP Government Money Market Fund-11

LVIP Government Money Market Fund
Notes to Financial Statements (continued)
 8. Risk Factors (continued)
Credit risk refers to the possibility that the issuer of a security will not be able to make payments of principal and interest when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in either situation and the market value of the security declines, the Fund may lose money.
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $10.00 per share, it is possible to lose money investing in the Fund.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
10. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP Government Money Market Fund-12

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP Government Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP Government Money Market Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP Government Money Market Fund–13

LVIP JPMorgan Core Bond Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP JPMorgan Core Bond Fund

LVIP JPMorgan Core Bond Fund
Statement of Net Assets
December 31, 2025

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.64%
Federal Home Loan Mortgage Corp. REMICS
Series 1981 Class Z 6.00% 5/15/27	63	$63
Series 1987 Class PE 7.50% 9/15/27	905	921
Series 1999 Class PU 7.00% 10/15/27	352	354
Series 2031 Class PG 7.00% 2/15/28	5,458	5,575
Series 2035 Class PC 6.95% 3/15/28	4,889	4,993
*Series 2038 Class PN 7.00% 3/15/28	342	18
Series 2054 Class PV 7.50% 5/15/28	630	643
Series 2057 Class PE 6.75% 5/15/28	10,673	10,915
Series 2064 Class TE 7.00% 6/15/28	552	568
Series 2075 Class PH 6.50% 8/15/28	1,360	1,392
Series 2095 Class PE 6.00% 11/15/28	4,537	4,630
•Series 2132 Class SB 12.61% (30.05% minus 30 day USD SOFR Average) 3/15/29	290	318
Series 2178 Class PB 7.00% 8/15/29	2,412	2,499
Series 2182 Class ZB 8.00% 9/15/29	3,013	3,102
•Series 2204 Class GB 8.00% 12/20/29	100	11
Series 2247 Class Z 7.50% 8/15/30	1,805	1,896
Series 2259 Class ZC 7.35% 10/15/30	39,546	41,532
Series 2325 Class PM 7.00% 6/15/31	887	928
Series 2344 Class ZD 6.50% 8/15/31	8,794	9,031
Series 2344 Class ZJ 6.50% 8/15/31	2,363	2,454
Series 2345 Class NE 6.50% 8/15/31	1,212	1,263
Series 2359 Class ZB 8.50% 6/15/31	4,871	5,199
Series 2367 Class ME 6.50% 10/15/31	18,722	19,516
~^Series 2390 Class DO 0.00% 12/15/31	736	711
•Series 2410 Class QS 8.84% (19.20% minus 30 day USD SOFR Average) 2/15/32	2,751	3,047
*•Series 2410 Class QX 4.55% (8.54% minus 30 day USD SOFR Average) 2/15/32	2,175	186
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMICS (continued)
•Series 2412 Class SP 7.90% (15.87% minus 30 day USD SOFR Average) 2/15/32	3,194	$3,376
Series 2423 Class MC 7.00% 3/15/32	5,482	5,762
Series 2423 Class MT 7.00% 3/15/32	8,155	8,579
Series 2435 Class CJ 6.50% 4/15/32	17,198	17,944
*•Series 2444 Class ES 3.85% (7.84% minus 30 day USD SOFR Average) 3/15/32	3,578	325
*•Series 2450 Class SW 3.90% (7.89% minus 30 day USD SOFR Average) 3/15/32	2,385	219
Series 2455 Class GK 6.50% 5/15/32	6,665	6,969
Series 2484 Class LZ 6.50% 7/15/32	4,842	4,994
Series 2500 Class MC 6.00% 9/15/32	10,522	10,879
Series 2543 Class YX 6.00% 12/15/32	216,473	224,416
Series 2544 Class HC 6.00% 12/15/32	8,789	9,191
Series 2574 Class PE 5.50% 2/15/33	63,969	65,609
Series 2575 Class ME 6.00% 2/15/33	34,995	36,262
*Series 2586 Class WI 6.50% 3/15/33	2,005	271
Series 2647 Class A 3.25% 4/15/32	8,652	8,513
Series 2764 Class UG 5.00% 3/15/34	55,742	56,612
Series 2949 Class GE 5.50% 3/15/35	76,914	79,103
Series 3047 Class OD 5.50% 10/15/35	47,281	48,342
•Series 3085 Class VS 12.33% (28.26% minus 30 day USD SOFR Average) 12/15/35	19,561	23,856
Series 3098 Class KG 5.50% 1/15/36	69,616	71,406
~^Series 3117 Class EO 0.00% 2/15/36	5,857	5,026
*•Series 3260 Class CS 2.04% (6.03% minus 30 day USD SOFR Average) 1/15/37	6,887	569
*•Series 3380 Class SI 2.27% (6.26% minus 30 day USD SOFR Average) 10/15/37	371,664	33,271
*•Series 3385 Class SN 1.90% (5.89% minus 30 day USD SOFR Average) 11/15/37	5,842	352
LVIP JPMorgan Core Bond Fund-1

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMICS (continued)
*•Series 3387 Class SA 2.32% (6.31% minus 30 day USD SOFR Average) 11/15/37	17,938	$1,611
Series 3423 Class PB 5.50% 3/15/38	80,305	83,047
*•Series 3451 Class SA 1.95% (5.94% minus 30 day USD SOFR Average) 5/15/38	1,812	154
*•Series 3455 Class SE 2.10% (6.09% minus 30 day USD SOFR Average) 6/15/38	62,920	5,586
Series 3786 Class PD 4.50% 1/15/41	407,000	398,019
*•Series 3973 Class SA 2.39% (6.38% minus 30 day USD SOFR Average) 12/15/41	278,646	29,704
Series 4664 Class UZ 4.00% 3/15/47	1,418,242	1,333,424
Series 4676 Class KZ 2.50% 7/15/45	167,541	148,499
Series 4793 Class CB 3.00% 5/15/48	387,433	342,026
Series 4793 Class CD 3.00% 6/15/48	252,602	223,728
Series 4813 Class CJ 3.00% 8/15/48	231,348	205,086
Series 4991 Class QV 2.00% 9/25/45	353,528	310,140
*Series 5010 Class IK 2.50% 9/25/50	285,545	44,100
*Series 5010 Class JI 2.50% 9/25/50	766,735	127,057
*Series 5013 Class IN 2.50% 9/25/50	349,648	58,404
*Series 5018 Class MI 2.00% 10/25/50	718,739	97,564
*Series 5059 Class IB 2.50% 1/25/51	1,105,444	186,245
Series 5092 Class AP 2.00% 4/25/41	447,498	399,876
*Series 5140 Class NI 2.50% 5/25/49	1,229,699	173,870
*Series 5148 Class BI 2.50% 1/25/49	2,478,966	358,112
*Series 5148 Class CI 2.00% 6/25/49	1,213,325	151,594
*Series 5202 Class IN 3.00% 1/25/47	945,552	119,054
Series 5224 Class HL 4.00% 4/25/52	1,300,000	1,199,738
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
φSeries 2017-4 Class HT 3.25% 6/25/57	8,852,987	8,017,754
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust (continued)
Series 2019-1 Class MT 3.50% 7/25/58	2,427,456	$2,177,188
Series 2019-3 Class MB 3.50% 10/25/58	293,928	248,146
Series 2022-1 Class MTU 3.25% 11/25/61	681,157	588,505
Series 2022-2 Class M5TU 4.00% 4/25/62	4,039,462	3,753,955
Series 2023-1 Class MT 3.00% 10/25/62	1,106,968	930,755
Series 2024-2 Class MT 3.50% 5/25/64	5,215,875	4,536,137
•Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA5 Class M2 5.52% (30 day USD SOFR Average + 1.65%) 1/25/34	349,692	350,881
Series 2021-DNA6 Class M2 5.37% (30 day USD SOFR Average + 1.50%) 10/25/41	1,975,964	1,982,052
Series 2022-DNA1 Class M2 6.37% (30 day USD SOFR Average + 2.50%) 1/25/42	1,001,000	1,015,053
Series 2022-DNA2 Class M1A 5.17% (30 day USD SOFR Average + 1.30%) 2/25/42	543,765	545,007
Series 2022-DNA3 Class M1B 6.77% (30 day USD SOFR Average + 2.90%) 4/25/42	2,640,000	2,704,984
Series 2022-DNA4 Class M1B 7.22% (30 day USD SOFR Average + 3.35%) 5/25/42	700,000	720,283
Series 2025-DNA2 Class M2 5.37% (30 day USD SOFR Average + 1.50%) 5/25/45	422,000	422,601
Federal Home Loan Mortgage Corp. STRIPS
*Series 233 Class 11 5.00% 9/15/35	11,766	1,757
*•Series 239 Class S30 3.60% (7.59% minus 30 day USD SOFR Average) 8/15/36	13,593	1,838
Series 262 Class 35 3.50% 7/15/42	68,096	64,914
Series 299 Class 300 3.00% 1/15/43	42,243	38,700
*•Series 334 Class S7 2.00% (5.99% minus 30 day USD SOFR Average) 8/15/44	497,447	53,105
*•Series 353 Class S1 1.90% (5.89% minus 30 day USD SOFR Average) 12/15/46	198,740	21,279
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
♦•Series T-41 Class 3A 4.45% 7/25/32	4,834	4,689
LVIP JPMorgan Core Bond Fund-2

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates (continued)
♦Series T-54 Class 2A 6.50% 2/25/43	41,594	$42,209
♦Series T-54 Class 3A 7.00% 2/25/43	17,782	18,793
~♦^Series T-56 Class A 0.00% 5/25/43	128,613	100,529
♦Series T-58 Class 2A 6.50% 9/25/43	10,590	11,152
~♦^Series T-58 Class A 0.00% 9/25/43	5,581	4,754
•Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2021-R01 Class 1M2 5.42% (30 day USD SOFR Average + 1.55%) 10/25/41	481,176	482,936
Series 2022-R02 Class 2M2 6.87% (30 day USD SOFR Average + 3.00%) 1/25/42	396,000	403,094
Series 2022-R03 Class 1M2 7.37% (30 day USD SOFR Average + 3.50%) 3/25/42	760,000	781,291
Series 2023-R06 Class 1M2 6.57% (30 day USD SOFR Average + 2.70%) 7/25/43	1,550,000	1,592,660
Series 2023-R08 Class 1M1 5.37% (30 day USD SOFR Average + 1.50%) 10/25/43	455,206	455,974
Series 2024-R04 Class 1A1 4.87% (30 day USD SOFR Average + 1.00%) 5/25/44	1,312,273	1,313,573
Series 2025-R01 Class 1M2 5.37% (30 day USD SOFR Average + 1.50%) 1/25/45	506,000	506,679
Series 2025-R02 Class 1M2 5.47% (30 day USD SOFR Average + 1.60%) 2/25/45	432,000	433,245
Series 2025-R03 Class 2M1 5.47% (30 day USD SOFR Average + 1.60%) 3/25/45	518,232	520,005
Series 2025-R04 Class 1M2 5.37% (30 day USD SOFR Average + 1.50%) 5/25/45	1,073,000	1,074,534
Federal National Mortgage Association Grantor Trust Series 2017-T1 Class A 2.90% 6/25/27	660,510	651,384
Federal National Mortgage Association Interest STRIPS
~^Series 329 Class 1 0.00% 1/25/33	967	868
*Series 365 Class 8 5.50% 5/25/36	4,993	844
*Series 427 Class C73 3.00% 12/25/48	1,541,534	250,541
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS
Series 1997-39 Class PD 7.50% 5/20/27	327	$332
Series 1997-46 Class PL 6.00% 7/18/27	437	439
Series 1998-36 Class ZB 6.00% 7/18/28	421	427
Series 1998-46 Class GZ 6.50% 8/18/28	1,211	1,239
Series 1998-58 Class PC 6.50% 10/25/28	4,101	4,198
*Series 1999-39 Class JH 6.50% 8/25/29	7,369	421
*Series 2000-52 IO 8.50% 1/25/31	560	69
Series 2001-30 Class PM 7.00% 7/25/31	4,853	5,072
*Series 2001-33 Class ID 6.00% 7/25/31	19,993	2,121
Series 2001-36 Class DE 7.00% 8/25/31	9,459	9,930
Series 2001-44 Class PD 7.00% 9/25/31	574	592
Series 2001-61 Class Z 7.00% 11/25/31	14,841	15,654
•Series 2002-1 Class SA 12.22% (24.82% minus 30 day USD SOFR Average) 2/25/32	398	477
*•Series 2002-13 Class SJ 1.60% (7.99% minus 30 day USD SOFR Average) 3/25/32	8,845	151
~^Series 2002-15 0.00% 4/25/32	8,184	7,743
Series 2002-28 Class PK 6.50% 5/25/32	5,788	6,032
*•Series 2002-68 Class SH 3.95% (7.89% minus 30 day USD SOFR Average) 10/18/32	13,266	1,109
•Series 2002-77 Class S 7.17% (14.27% minus 30 day USD SOFR Average) 12/25/32	1,309	1,418
*•Series 2003-116 Class SB 3.61% (7.49% minus 30 day USD SOFR Average) 11/25/33	16,292	1,336
•Series 2003-130 Class SX 5.54% (11.35% minus 30 day USD SOFR Average) 1/25/34	145	149
Series 2003-131 Class CH 5.50% 1/25/34	24,586	25,161
~^Series 2003-132 Class OA 0.00% 8/25/33	184	178
LVIP JPMorgan Core Bond Fund-3

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
Series 2003-22 Class UD 4.00% 4/25/33	36,646	$36,369
*Series 2003-44 Class IU 7.00% 6/25/33	7,686	1,158
Series 2003-47 Class PE 5.75% 6/25/33	6,167	6,364
•Series 2003-64 Class SX 3.40% (13.46% minus 30 day USD SOFR Average) 7/25/33	1,214	1,207
Series 2003-7 Class A1 6.50% 12/25/42	63,548	65,652
•Series 2003-71 Class DS 1.95% (7.31% minus 30 day USD SOFR Average) 8/25/33	10,315	9,698
•Series 2003-91 Class SD 5.85% (12.31% minus 30 day USD SOFR Average) 9/25/33	1,869	1,966
Series 2004-35 Class AZ 4.50% 5/25/34	31,211	31,254
•Series 2004-36 Class SA 8.56% (19.21% minus 30 day USD SOFR Average) 5/25/34	11,654	12,616
•Series 2004-46 Class SK 5.53% (16.19% minus 30 day USD SOFR Average) 5/25/34	3,319	3,443
•Series 2004-51 Class SY 6.26% (14.01% minus 30 day USD SOFR Average) 7/25/34	1,171	1,195
•Series 2004-61 Class SK 8.50% (50.19% minus 30 day USD SOFR Average) 11/25/32	6,439	6,871
Series 2004-79 Class ZE 5.50% 11/25/34	155,572	158,890
Series 2004-91 Class HC 6.00% 12/25/34	162,221	167,661
•Series 2005-45 Class DC 9.68% (23.89% minus 30 day USD SOFR Average) 6/25/35	16,774	18,772
Series 2005-84 Class XM 5.75% 10/25/35	8,329	8,626
~^Series 2006-110 0.00% 11/25/36	7,722	6,684
*•Series 2006-117 Class GS 2.66% (6.54% minus 30 day USD SOFR Average) 12/25/36	15,876	1,534
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
~^Series 2006-22 Class AO 0.00% 4/25/36	8,531	$7,452
•Series 2006-46 Class SW 9.57% (23.78% minus 30 day USD SOFR Average) 6/25/36	2,737	3,182
*•Series 2007-100 Class SM 2.46% (6.34% minus 30 day USD SOFR Average) 10/25/37	15,086	1,397
*•Series 2007-53 Class SH 2.11% (5.99% minus 30 day USD SOFR Average) 6/25/37	20,738	1,639
*•Series 2007-7 Class SG 2.51% (6.39% minus 30 day USD SOFR Average) 8/25/36	42,337	3,265
*•Series 2007-88 Class VI 2.55% (6.43% minus 30 day USD SOFR Average) 9/25/37	27,563	2,528
*•Series 2008-1 Class BI 1.92% (5.80% minus 30 day USD SOFR Average) 2/25/38	15,438	1,167
*•Series 2008-16 Class IS 2.21% (6.09% minus 30 day USD SOFR Average) 3/25/38	4,507	350
*•Series 2008-46 Class HI 1.83% 6/25/38	6,622	365
*•Series 2008-53 Class CI 3.21% (7.09% minus 30 day USD SOFR Average) 7/25/38	4,889	567
*•Series 2009-112 Class ST 2.26% (6.14% minus 30 day USD SOFR Average) 1/25/40	14,018	1,284
*•Series 2010-100 Class SV 2.64% (6.52% minus 30 day USD SOFR Average) 9/25/40	580,828	59,449
Series 2010-102 Class PN 5.00% 9/25/40	176,127	178,033
Series 2010-134 Class KZ 4.50% 12/25/40	220,472	208,707
*•Series 2010-35 Class SB 2.43% (6.31% minus 30 day USD SOFR Average) 4/25/40	5,229	501
Series 2010-80 Class PZ 5.00% 7/25/40	190,695	195,302
Series 2012-118 Class VZ 3.00% 11/25/42	624,037	573,112
LVIP JPMorgan Core Bond Fund-4

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
Series 2012-30 Class DZ 4.00% 4/25/42	119,226	$116,448
~^Series 2013-128 0.00% 12/25/43	56,485	42,771
Series 2013-44 Class Z 3.00% 5/25/43	18,643	13,624
*•Series 2013-54 Class BS 2.16% (6.04% minus 30 day USD SOFR Average) 6/25/43	39,076	4,102
Series 2013-67 Class KZ 2.50% 4/25/43	956,476	828,757
*Series 2014-15 Class JI 3.50% 4/25/29	730,101	27,095
Series 2014-19 Class Z 4.50% 4/25/44	388,868	386,651
*Series 2014-38 Class QI 5.50% 12/25/43	176,389	23,813
Series 2015-65 Class CZ 3.50% 9/25/45	717,482	624,025
Series 2016-38 Class NA 3.00% 1/25/46	58,338	54,666
*•Series 2016-61 Class BS 2.11% (5.99% minus 30 day USD SOFR Average) 9/25/46	634,919	42,041
Series 2017-40 Class GZ 3.50% 5/25/47	221,917	206,999
*•Series 2017-76 Class SB 2.11% (5.99% minus 30 day USD SOFR Average) 10/25/57	713,414	93,595
*•Series 2017-85 Class SC 2.21% (6.09% minus 30 day USD SOFR Average) 11/25/47	123,741	10,784
Series 2020-46 Class KB 1.25% 6/25/50	7,279,680	5,693,005
Series 2020-47 Class GZ 2.00% 7/25/50	669,706	398,915
Series 2020-56 Class AQ 2.00% 8/25/50	1,988,338	1,606,350
*Series 2020-56 Class DI 2.50% 8/25/50	334,886	55,438
Series 2020-57 Class TA 2.00% 4/25/50	1,123,487	1,011,505
*Series 2020-73 Class KI 3.00% 10/25/50	426,843	75,517
Series 2020-90 Class PE 2.00% 12/25/50	1,174,662	949,715
Series 2021-1 Class EP 1.00% 11/25/50	521,107	400,344
*Series 2021-1 Class IG 2.50% 2/25/51	1,160,152	198,346
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
Series 2021-25 Class GA 1.00% 5/25/51	864,897	$663,522
Series 2021-28 Class LB 2.00% 4/25/51	1,035,316	874,813
*Series 2021-3 Class QI 2.50% 2/25/51	1,333,726	210,033
*Series 2021-43 IO 2.50% 6/25/51	2,456,260	383,442
*Series 2021-44 Class MI 2.50% 7/25/51	662,978	115,561
*Series 2021-61 Class KI 2.50% 4/25/49	2,347,791	344,244
Series 2021-65 Class JA 2.00% 1/25/46	356,695	324,389
Series 2021-86 Class MA 2.50% 11/25/47	8,459,885	7,816,269
Series 2021-95 Class GA 1.88% 3/25/51	7,475,928	6,360,089
Series 2022-29 Class KZ 1.50% 6/25/42	1,371,741	1,048,035
*Series 2022-86 IO 2.50% 5/25/50	1,470,773	203,093
Federal National Mortgage Association REMICS Trust
~^Series 1999-W1 0.00% 2/25/29	3,629	3,344
Series 1999-W4 Class A9 6.25% 2/25/29	12,049	12,181
Series 2002-W7 Class A4 6.00% 6/25/29	62,129	63,382
•Series 2003-W1 Class 1A1 4.70% 12/25/42	78,141	77,406
•Series 2003-W1 Class 2A 5.06% 12/25/42	12,066	11,919
Series 2004-W11 Class 1A2 6.50% 5/25/44	3,043	3,150
Federal National Mortgage Association Trust Series 2004-W2 Class 2A2 7.00% 2/25/44	3,472	3,602
Government National Mortgage Association
•Series 2014-17 Class AM 3.53% 6/16/48	3,362	3,246
*•Series 2016-128 IO 0.82% 9/16/56	2,265,891	92,112
Series 2020-103 Class AD 1.45% 1/16/63	1,330,424	1,059,975
Series 2021-2 Class AH 1.50% 6/16/63	160,609	120,119
Government National Mortgage Association REMICS
Series 2001-10 Class PE 6.50% 3/16/31	58,494	60,077
•Series 2004-28 Class S 9.08% (19.35% minus 1 mo. USD Term SOFR) 4/16/34	4,422	4,826
LVIP JPMorgan Core Bond Fund-5

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association REMICS (continued)
Series 2006-38 Class OH 6.50% 8/20/36	344,628	$368,724
*•Series 2007-45 Class QA 2.79% (6.53% minus 1 mo. USD Term SOFR) 7/20/37	23,342	2,342
*•Series 2007-51 Class SG 2.73% (6.47% minus 1 mo. USD Term SOFR) 8/20/37	74,257	7,228
*•Series 2007-76 Class SA 2.68% (6.42% minus 1 mo. USD Term SOFR) 11/20/37	19,589	1,934
*•Series 2008-2 Class MS 3.31% (7.05% minus 1 mo. USD Term SOFR) 1/16/38	19,248	2,196
*•Series 2008-55 Class SA 2.35% (6.09% minus 1 mo. USD Term SOFR) 6/20/38	11,698	1,046
Series 2009-104 Class KB 5.50% 11/16/39	236,000	240,271
*•Series 2009-106 Class ST 2.15% (5.89% minus 1 mo. USD Term SOFR) 2/20/38	56,740	4,178
*Series 2009-14 Class KI 6.50% 3/20/39	17,804	3,998
*Series 2009-14 Class NI 6.50% 3/20/39	13,297	2,897
*•Series 2009-22 Class SA 2.42% (6.16% minus 1 mo. USD Term SOFR) 4/20/39	24,896	1,529
*•Series 2009-31 Class TS 2.45% (6.19% minus 1 mo. USD Term SOFR) 3/20/39	7,449	126
*•Series 2009-6 Class SA 2.25% (5.99% minus 1 mo. USD Term SOFR) 2/16/39	7,044	563
*•Series 2009-6 Class SH 2.19% (5.93% minus 1 mo. USD Term SOFR) 2/20/39	22,345	1,870
*•Series 2009-64 Class SN 2.25% (5.99% minus 1 mo. USD Term SOFR) 7/16/39	16,446	703
~^Series 2009-79 Class OK 0.00% 11/16/37	12,374	10,429
Series 2010-130 Class CP 7.00% 10/16/40	17,056	18,564
*•Series 2011-75 Class SM 2.75% (6.49% minus 1 mo. USD Term SOFR) 5/20/41	32,422	2,743
•Series 2011-H19 Class FA 4.58% (1 mo. USD Term SOFR + 0.58%) 8/20/61	36,750	36,710
•Series 2012-H23 Class SA 4.64% (1 mo. USD Term SOFR + 0.64%) 10/20/62	32,936	32,820
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association REMICS (continued)
Series 2013-113 Class LY 3.00% 5/20/43	204,477	$192,037
*Series 2013-53 Class OI 3.50% 4/20/43	214,784	29,943
Series 2013-69 Class MA 1.50% 8/20/42	130,862	118,408
•Series 2013-H08 Class FC 4.56% (1 mo. USD Term SOFR + 0.56%) 2/20/63	64,702	64,700
Series 2013-H09 Class HA 1.65% 4/20/63	2,493	2,378
•Series 2014-H17 Class FC 4.61% (1 mo. USD Term SOFR + 0.61%) 7/20/64	59,065	59,101
•Series 2015-137 Class WA 5.55% 1/20/38	96,305	98,925
•Series 2015-H16 Class FG 4.55% (1 mo. USD Term SOFR + 0.55%) 7/20/65	116,180	116,055
•Series 2015-H30 Class FE 4.71% (1 mo. USD Term SOFR + 0.71%) 11/20/65	151,361	151,635
*•Series 2016-135 Class SB 2.25% (5.99% minus 1 mo. USD Term SOFR) 10/16/46	379,525	48,093
Series 2016-135 Class Z 3.00% 10/20/46	263,216	225,040
*•Series 2016-21 Class ST 2.30% (6.04% minus 1 mo. USD Term SOFR) 2/20/46	674,659	79,894
*Series 2016-84 Class IG 4.50% 11/16/45	1,002,539	193,307
•Series 2016-H11 Class FD 5.08% (1 yr. USD Term SOFR + 1.12%) 5/20/66	32,642	32,885
•Series 2016-H26 Class FC 5.11% (1 mo. USD Term SOFR + 1.11%) 12/20/66	29,611	29,783
Series 2017-163 Class ZK 3.50% 11/20/47	39,037	36,991
•Series 2017-H14 Class FK 3.86% (1 yr. CMT + 0.20%) 5/20/67	27,303	27,240
•Series 2017-H14 Class FV 4.61% (1 mo. USD Term SOFR + 0.61%) 6/20/67	77,639	77,690
*•Series 2017-H22 Class IC 2.66% 11/20/67	379,191	14,420
•Series 2018-H13 Class FC 4.41% (1 mo. USD Term SOFR + 0.41%) 7/20/68	84,890	84,699
•Series 2019-H13 Class FT 4.11% (1 yr. CMT + 0.45%) 8/20/69	24,836	24,867
LVIP JPMorgan Core Bond Fund-6

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association REMICS (continued)
*Series 2020-123 Class IL 2.50% 8/20/50	216,511	$31,012
*Series 2020-123 Class NI 2.50% 8/20/50	749,207	107,904
*Series 2020-127 Class IN 2.50% 8/20/50	301,191	44,813
*Series 2020-129 Class IE 2.50% 9/20/50	307,345	44,407
*Series 2020-160 Class IH 2.50% 10/20/50	197,036	28,212
*Series 2020-160 Class VI 2.50% 10/20/50	321,380	46,354
*Series 2020-160 Class YI 2.50% 10/20/50	1,081,319	152,141
*Series 2020-173 Class MI 2.50% 11/20/50	4,435,017	632,861
*Series 2020-181 Class WI 2.00% 12/20/50	2,206,785	257,691
•Series 2020-30 Class PT 4.76% 3/20/48	478,011	467,852
*Series 2020-47 Class MI 3.50% 4/20/50	583,478	109,316
*Series 2020-47 Class NI 3.50% 4/20/50	225,257	43,431
•Series 2020-H12 Class F 4.61% (1 mo. USD Term SOFR + 0.61%) 7/20/70	95,383	95,065
•Series 2020-H13 Class FA 4.56% (1 mo. USD Term SOFR + 0.56%) 7/20/70	305,273	303,851
•Series 2020-H13 Class FC 4.56% (1 mo. USD Term SOFR + 0.56%) 7/20/70	78,819	78,425
Series 2021-188 Class PA 2.00% 10/20/51	55,790	45,607
*Series 2021-191 Class NI 3.00% 10/20/51	407,057	75,286
Series 2021-223 Class P 2.00% 6/20/51	850,259	763,225
*Series 2021-29 Class TI 2.50% 2/20/51	1,218,636	215,145
Series 2021-77 Class LC 1.25% 7/20/50	98,079	78,401
Series 2022-139 Class AL 4.00% 7/20/51	1,500,000	1,364,753
Series 2022-189 Class PT 2.50% 10/20/51	716,057	608,432
Series 2022-99 Class JW 2.50% 1/20/52	300,000	253,532
Series 2024-197 Class BN 3.00% 5/20/51	8,793,791	8,132,106
Series 2025-6 Class A 3.50% 11/20/50	24,803,033	23,474,768
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Seasoned Credit Risk Transfer Trust
Series 2025-1 Class MTU 3.25% 11/25/64	7,399,455	$6,365,432
Series 2025-2 Class MTU 3.25% 6/25/65	5,113,565	4,346,512
Seasoned Loans Structured Transaction Trust Series 2025-1 Class A1 3.00% 5/25/35	7,526,856	6,974,120
Total Agency Collateralized Mortgage Obligations (Cost $133,231,983)		135,840,356
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.60%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
*♦•Series K058 Class X1 0.89% 8/25/26	18,792,786	71,476
♦Series K065 Class A2 3.24% 4/25/27	215,000	213,305
♦•Series K070 Class A2 3.30% 11/25/27	208,000	206,554
♦•Series K072 Class AM 3.50% 12/25/27	1,000,000	989,615
♦Series K079 Class AM 3.93% 6/25/28	588,000	588,532
♦•Series K081 Class A2 3.90% 8/25/28	395,000	397,409
*♦•Series K094 Class X1 0.87% 6/25/29	2,225,919	57,053
*♦•Series K094 Class XAM 1.15% 6/25/29	3,700,000	133,970
*♦•Series K095 Class XAM 1.23% 6/25/29	900,000	36,737
*♦•Series K101 Class X1 0.83% 10/25/29	868,600	22,991
*♦•Series K104 Class XAM 1.38% 1/25/30	1,900,000	93,949
*♦•Series K105 Class X1 1.51% 1/25/30	5,168,849	264,133
*♦•Series K115 Class X1 1.31% 6/25/30	1,470,422	72,672
*♦•Series K116 Class X1 1.41% 7/25/30	3,597,237	184,272
*♦•Series K124 Class X1 0.71% 12/25/30	1,485,215	43,682
*♦•Series K128 Class X1 0.51% 3/25/31	6,400,467	138,884
*♦•Series K130 Class X1 1.03% 6/25/31	7,943,741	365,554
*♦•Series K131 Class X1 0.73% 7/25/31	6,755,336	229,750
*♦•Series K133 Class X1 0.34% 9/25/31	11,585,123	198,957
LVIP JPMorgan Core Bond Fund-7

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (continued)
*♦•Series K142 Class X1 0.30% 3/25/32	5,183,865	$85,971
*♦•Series K143 Class X1 0.34% 4/25/55	5,270,384	103,804
♦Series K144 Class A2 2.45% 4/25/32	2,037,000	1,844,837
*♦•Series K145 Class X1 0.32% 5/25/32	5,671,883	106,389
♦Series K146 Class A2 2.92% 6/25/32	1,100,000	1,018,663
*♦•Series K147 Class X1 0.37% 6/25/32	7,459,532	168,633
*♦•Series K148 Class X1 0.25% 7/25/32	14,566,369	236,756
*♦•Series K149 Class X1 0.27% 8/25/32	8,347,322	147,201
♦•Series K-150 Class A2 3.71% 9/25/32	2,005,000	1,941,296
♦•Series K-151 Class A2 3.80% 10/25/32	1,150,000	1,113,882
*♦•Series K-151 Class X1 0.18% 10/25/32	15,160,332	202,425
*♦•Series K-1511 Class X1 0.77% 3/25/34	1,835,963	78,691
*♦•Series K-1520 Class X1 0.47% 2/25/36	3,755,411	127,307
♦•Series K-153 Class A2 3.82% 12/25/32	1,000,000	970,957
*♦•Series K-157 Class X1 0.25% 5/25/33	6,796,599	129,895
♦•Series K507 Class A2 4.80% 9/25/28	100,000	102,084
*♦•Series K737 Class X1 0.61% 10/25/26	5,554,166	16,718
*♦•Series K741 Class X1 0.56% 12/25/27	2,139,288	19,355
*♦•Series K742 Class X1 0.77% 3/25/28	4,605,206	35,216
*♦•Series K743 Class X1 0.91% 5/25/28	2,931,655	54,156
♦Series K753 Class A2 4.40% 10/25/30	691,000	701,845
♦•Series K754 Class AM 4.94% 11/25/30	4,180,000	4,302,687
*♦•Series KC05 Class X1 1.20% 6/25/27	1,013,320	7,818
♦Series KJ45 Class A2 4.66% 1/25/31	815,000	828,541
*♦•Series KL06 Class XFX 1.36% 12/25/29	4,136,372	156,454
♦•Series Q013 Class APT2 1.17% 5/25/50	726,888	707,598
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association-ACES
•Series 2013-M6 Class 1AC 3.38% 2/25/43	40,239	$39,413
•Series 2015-M10 Class A2 3.09% 4/25/27	174,397	172,961
Series 2016-M11 Class AL 2.94% 7/25/39	85,847	82,090
•Series 2017-M12 Class A2 3.06% 6/25/27	190,974	188,707
•Series 2017-M5 Class A2 3.02% 4/25/29	135,209	131,790
•Series 2017-M7 Class A2 2.96% 2/25/27	611,657	604,725
•Series 2017-M8 Class A2 3.06% 5/25/27	212,629	210,508
•Series 2018-M10 Class A2 3.35% 7/25/28	442,295	437,802
Series 2018-M15 Class 1A2 3.70% 1/25/36	900,000	866,769
•Series 2018-M3 Class A2 3.07% 2/25/30	105,933	102,216
•Series 2018-M9 Class APT2 3.11% 4/25/28	55,341	54,216
•Series 2019-M23 Class 3A3 2.72% 10/25/31	456,506	423,941
Series 2019-M4 Class A2 3.61% 2/25/31	279,414	273,221
Series 2019-M5 Class A2 3.27% 2/25/29	455,185	446,575
Series 2019-M6 Class A2 3.45% 1/1/29	122,484	120,462
Series 2020-M50 Class A2 1.20% 10/25/30	265,412	255,977
*•Series 2020-M50 Class X1 1.82% 10/25/30	4,273,913	177,164
Series 2020-M6 Class A 2.50% 10/25/37	147,956	134,075
*•Series 2021-M3 Class X1 1.83% 11/25/33	1,848,688	118,743
•Series 2022-M1G Class A2 1.53% 9/25/31	3,350,000	2,906,160
•Series 2022-M1S Class A2 2.08% 4/25/32	1,290,000	1,131,446
•Series 2022-M2S Class A2 3.76% 8/25/32	3,875,000	3,712,703
•Series 2022-M3 Class A2 1.71% 11/25/31	1,500,000	1,296,069
•Series 2023-M2 Class 3A2 1.94% 4/25/32	7,500,000	6,547,632
•Series 2023-M4 Class A2 3.77% 9/25/32	200,000	193,390
•Series 2023-M8 Class A2 4.48% 3/25/33	9,405,000	9,476,217
•FREMF Mortgage Trust
Series 2016-K59 Class B 3.57% 11/25/49	180,000	178,349
LVIP JPMorgan Core Bond Fund-8

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•FREMF Mortgage Trust (continued)
Series 2017-K71 Class B 3.75% 11/25/50	259,000	$255,393
Series 2018-K73 Class C 3.85% 2/25/51	2,000,000	1,969,943
Series 2019-K102 Class B 3.53% 12/25/51	750,000	715,132
Series 2019-KBF3 Class B 6.62% (30 day USD SOFR Average + 2.61%) 1/25/29	544,550	531,494
Government National Mortgage Association
•Series 2013-107 Class AD 2.78% 11/16/47	264,811	246,624
*•Series 2013-50 IO 0.06% 10/16/48	2,911,612	7,101
*•Series 2013-74 IO 0.48% 12/16/53	2,114,311	20,620
*•Series 2017-145 IO 0.48% 4/16/57	835,579	20,674
*•Series 2017-157 IO 0.52% 12/16/59	567,555	16,381
*•Series 2017-8 IO 0.44% 8/16/58	857,039	16,833
*•Series 2020-109 Class AI 0.83% 5/16/60	1,446,068	80,997
*•Series 2020-184 IO 0.91% 11/16/60	2,037,892	136,018
*•Series 2021-110 IO 0.88% 11/16/63	3,440,390	215,650
*•Series 2021-133 IO 0.88% 7/16/63	3,902,947	269,749
*•Series 2021-37 IO 0.80% 1/16/61	2,053,756	118,047
*•Series 2021-60 IO 0.83% 5/16/63	1,637,308	90,267
*•Series 2021-68 IO 0.88% 10/16/62	1,938,866	112,419
•Series 2022-196 Class BE 3.00% 10/16/64	900,000	643,602
*•Series 2022-210 IO 0.70% 7/16/64	1,031,618	63,216
*•Series 2022-216 IO 0.75% 7/16/65	1,070,063	57,864
•Series 2022-220 Class E 3.00% 10/16/64	600,000	433,633
*•Series 2022-3 IO 0.64% 2/16/61	4,906,246	232,679
*•Series 2022-59 IO 0.57% 2/16/62	2,518,839	102,324
Series 2023-92 Class AH 2.00% 6/16/64	4,235,756	3,335,355
*•Series 2023-92 Class IA 0.61% 6/16/64	4,531,274	243,961
Total Agency Commercial Mortgage-Backed Securities (Cost $58,519,613)		59,737,971
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES–21.83%
Federal Home Loan Mortgage Corp.
1.50% 11/1/40	1,972,583	$1,684,244
1.50% 5/1/41	2,065,061	1,757,572
1.50% 7/1/41	1,540,886	1,307,992
1.50% 10/1/41	2,157,392	1,819,916
1.50% 11/1/41	291,498	245,809
1.50% 2/1/51	561,754	435,004
1.50% 3/1/52	424,414	327,452
2.00% 10/1/40	912,154	797,145
2.00% 3/1/41	1,186,257	1,035,579
2.00% 7/1/41	914,822	792,084
2.00% 9/1/41	2,385,459	2,081,400
2.00% 10/1/41	973,911	846,420
2.00% 11/1/41	532,605	463,922
2.00% 12/1/41	1,076,457	936,353
2.00% 1/1/42	3,348,644	2,893,070
2.00% 2/1/42	958,722	831,428
2.00% 4/1/42	2,113,770	1,820,590
2.00% 5/1/42	1,209,523	1,048,872
2.00% 8/1/42	1,739,567	1,513,452
2.00% 11/1/50	1,072,361	884,889
2.00% 12/1/50	493,399	402,505
2.00% 2/1/51	2,460,307	2,028,250
2.00% 3/1/51	1,396,135	1,150,074
2.00% 4/1/51	418,254	344,345
2.00% 6/1/51	797,927	656,447
2.00% 8/1/51	721,902	588,747
2.00% 2/1/52	563,143	461,392
2.00% 3/1/52	1,302,105	1,055,850
2.50% 4/1/41	116,723	104,779
2.50% 2/1/42	381,603	342,499
2.50% 3/1/42	1,666,846	1,497,408
2.50% 9/1/42	1,854,336	1,663,170
2.50% 11/1/49	10,004,020	8,543,745
2.50% 7/1/50	2,928,448	2,496,200
2.50% 11/1/50	2,831,499	2,452,379
2.50% 12/1/50	3,046,591	2,633,106
2.50% 1/1/51	31,693	27,316
2.50% 2/1/51	1,169,858	1,011,353
2.50% 3/1/51	303,733	262,336
2.50% 5/1/51	5,740,817	4,924,446
2.50% 7/1/51	281,205	239,562
2.50% 8/1/51	2,181,605	1,882,429
2.50% 9/1/51	427,294	369,022
2.50% 10/1/51	2,854,994	2,457,393
2.50% 11/1/51	1,284,384	1,109,616
2.50% 12/1/51	1,905,856	1,644,778
2.50% 1/1/52	16,322,981	14,038,347
2.50% 2/1/52	832,067	717,240
2.50% 3/1/52	75,298	64,766
2.50% 4/1/52	6,002,637	5,170,995
3.00% 9/1/32	57,882	56,589
3.00% 10/1/32	61,022	59,597
3.00% 10/1/33	41,749	40,496
3.00% 12/1/33	22,066	21,303
LVIP JPMorgan Core Bond Fund-9

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
3.00% 6/1/36	47,827	$45,655
3.00% 5/1/40	49,262	46,021
3.00% 4/1/42	448,061	418,624
3.00% 5/1/42	74,027	69,163
3.00% 7/1/42	458,462	427,644
3.00% 9/1/42	842,342	787,003
3.00% 1/1/47	5,621,773	5,092,247
3.00% 8/1/48	343,982	313,049
3.00% 9/1/48	30,218	27,596
3.00% 9/1/49	301,541	272,296
3.00% 11/1/49	299,060	270,006
3.00% 1/1/50	236,307	213,838
3.00% 6/1/50	908,416	804,545
3.00% 7/1/50	285,447	258,880
3.00% 8/1/50	4,371,715	3,939,099
3.00% 12/1/50	132,267	119,410
3.00% 2/1/51	134,941	121,390
3.00% 6/1/51	425,057	383,635
3.00% 8/1/51	478,818	429,998
3.00% 10/1/51	374,355	337,386
3.00% 11/1/51	257,606	229,875
3.00% 12/1/51	150,432	134,500
3.00% 1/1/52	211,658	190,223
3.00% 2/1/52	1,274,095	1,131,347
3.00% 4/1/52	5,477,786	4,881,164
3.00% 8/1/52	1,353,430	1,211,811
•3.01% (1 yr. USD RFUCCT + 1.63%) 11/1/48	1,788,023	1,785,527
•3.09% (1 yr. USD RFUCCT + 1.62%) 2/1/50	968,250	984,727
3.50% 4/1/33	117,429	115,441
3.50% 1/1/38	699,032	676,027
3.50% 6/1/42	127,896	121,612
3.50% 2/1/47	719,455	685,534
3.50% 7/1/47	4,414,875	4,166,884
3.50% 11/1/48	1,329,187	1,256,458
3.50% 2/1/49	2,879,688	2,676,311
3.50% 7/1/50	439,345	410,051
3.50% 12/1/50	695,360	653,198
3.50% 1/1/52	133,384	124,224
3.50% 4/1/52	1,256,431	1,170,537
3.50% 5/1/52	1,453,587	1,348,387
3.50% 6/1/52	1,917,190	1,782,096
3.75% 8/1/32	1,200,000	1,155,538
4.00% 9/1/32	200,000	195,649
4.00% 6/1/42	56,603	55,178
4.00% 8/1/44	11,402	10,967
4.00% 5/1/45	7,438	7,211
4.00% 10/1/45	11,818	11,436
4.00% 11/1/45	9,693	9,379
4.00% 1/1/46	96,969	94,286
4.00% 10/1/47	523,143	504,119
4.00% 7/1/49	4,445,956	4,293,871
4.00% 9/1/49	488,395	472,656
4.00% 1/1/50	212,419	204,259
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
4.00% 7/1/50	797,673	$765,230
4.00% 4/1/52	3,863,802	3,702,238
4.00% 7/1/52	253,815	245,181
4.00% 9/1/52	5,540,122	5,292,518
4.00% 2/1/53	1,375,637	1,327,013
4.25% 11/1/34	8,400,000	8,215,613
4.50% 10/1/35	83,568	84,386
4.50% 5/1/38	335,596	336,202
4.50% 3/1/47	444,112	443,717
4.50% 5/1/47	21,538	21,437
4.50% 6/1/47	446,083	443,949
4.50% 1/1/49	328,224	323,967
4.50% 3/1/49	160,440	159,120
4.50% 8/1/49	492,928	490,359
4.50% 9/1/50	143,960	142,152
4.50% 1/1/51	468,546	461,942
4.50% 7/1/52	586,071	576,665
4.50% 8/1/52	143,471	142,232
4.50% 9/1/52	160,368	157,877
4.50% 10/1/52	3,042,427	2,983,374
4.50% 11/1/52	10,114,446	9,929,393
4.50% 12/1/52	444,680	439,028
4.50% 3/1/54	6,895,801	6,800,943
4.60% 2/1/30	600,000	606,406
5.00% 11/1/42	940,151	955,821
5.00% 10/1/48	198,519	201,134
5.00% 1/1/49	8,373	8,499
5.00% 7/1/52	2,709,022	2,720,334
5.00% 9/1/52	4,574,073	4,617,898
5.00% 11/1/52	286,641	287,915
5.00% 12/1/52	369,044	369,155
5.00% 1/1/53	1,435,048	1,446,094
5.00% 3/1/53	700,668	705,410
5.00% 4/1/53	1,026,388	1,030,221
5.00% 6/1/53	426,049	428,423
•5.00% (1 yr. USD RFUCCT + 1.62%) 11/1/47	516,786	532,644
5.50% 10/1/33	8,689	8,830
5.50% 9/1/41	548,497	574,138
5.50% 6/1/43	141,535	144,220
5.50% 7/1/43	1,413,983	1,449,715
5.50% 9/1/52	1,052,809	1,083,252
5.50% 11/1/52	214,579	219,679
5.50% 12/1/52	383,903	392,579
5.50% 1/1/53	205,269	210,314
5.50% 3/1/53	2,422,171	2,482,450
5.50% 4/1/53	938,995	956,086
5.50% 5/1/53	890,416	910,391
5.50% 6/1/53	728,646	746,196
5.50% 7/1/53	224,986	229,715
5.50% 9/1/53	2,108,456	2,161,415
5.50% 2/1/54	1,752,588	1,789,324
5.50% 2/1/55	3,963,883	4,020,190
6.00% 2/1/32	1,216	1,256
6.00% 12/1/52	1,083,954	1,120,371
LVIP JPMorgan Core Bond Fund-10

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
6.00% 1/1/53	560,963	$586,722
•6.30% (1 yr. CMT + 2.27%) 4/1/30	189	189
•6.31% (1 yr. USD RFUCCT + 1.82%) 1/1/37	4,818	4,960
6.50% 6/1/29	1,648	1,712
6.50% 11/1/34	136	142
6.50% 1/1/53	276,636	289,075
6.50% 2/1/53	625,114	654,186
6.50% 3/1/53	52,124	54,376
6.50% 4/1/53	484,445	507,503
6.50% 5/1/53	907,267	953,752
•6.55% (1 yr. USD RFUCCT + 1.58%) 3/1/35	10,917	11,168
•6.75% (1 yr. USD RFUCCT + 1.75%) 4/1/34	4,462	4,559
7.00% 7/1/29	13,809	14,071
7.00% 4/1/35	16,823	17,683
8.50% 7/1/28	42	43
Federal National Mortgage Association
1.27% 12/1/29	1,188,870	1,066,987
1.45% 10/1/30	1,137,464	1,008,717
•1.46% 11/1/32	8,203,499	6,882,002
1.50% 1/1/31	1,100,000	969,128
1.50% 1/1/51	507,565	391,629
1.50% 3/1/51	1,849,356	1,431,516
•1.51% 11/1/32	13,734,256	11,556,707
1.56% 1/1/31	1,300,000	1,147,255
•1.75% 3/1/32	1,640,674	1,430,348
1.76% 7/1/35	1,488,436	1,202,377
1.98% 1/1/32	1,985,000	1,746,250
2.00% 8/1/36	2,399,891	2,222,958
2.00% 8/1/40	54,127	47,801
2.00% 3/1/41	1,051,974	918,352
2.00% 5/1/41	483,141	421,085
2.00% 6/1/41	201,609	175,882
2.00% 9/1/41	886,856	773,096
2.00% 10/1/41	835,302	727,766
2.00% 11/1/41	557,635	478,471
2.00% 12/1/41	931,277	809,891
2.00% 1/1/42	2,718,834	2,364,841
2.00% 2/1/42	719,840	625,218
2.00% 3/1/42	219,444	190,462
2.00% 5/1/42	309,754	268,963
2.00% 6/1/50	2,057,619	1,681,986
2.00% 8/1/50	942,971	769,228
2.00% 9/1/50	1,538,888	1,257,788
2.00% 10/1/50	2,686,045	2,194,353
2.00% 11/1/50	1,303,425	1,073,874
2.00% 12/1/50	413,489	340,493
2.00% 1/1/51	736,624	606,411
2.00% 2/1/51	8,453,094	6,923,407
2.00% 3/1/51	4,190,641	3,444,652
2.00% 4/1/51	6,134,999	5,008,064
2.00% 5/1/51	1,011,478	823,357
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
2.00% 7/1/51	82,498	$67,369
2.00% 8/1/51	1,599,262	1,312,358
2.00% 9/1/51	3,805,136	3,092,658
2.00% 10/1/51	1,219,046	1,005,600
2.00% 11/1/51	366,250	300,610
2.00% 12/1/51	394,232	318,837
2.00% 1/1/52	3,106,404	2,552,526
2.00% 2/1/52	596,652	490,759
2.00% 3/1/52	1,795,462	1,476,255
2.01% 4/1/30	1,248,276	1,149,312
2.02% 8/1/30	1,053,462	961,226
•2.15% 2/1/32	1,675,954	1,491,151
2.18% 1/1/34	2,829,286	2,430,590
2.42% 10/1/29	671,018	632,547
2.50% 8/1/36	1,972,558	1,868,803
2.50% 9/1/36	208,402	194,927
2.50% 3/1/38	626,051	585,705
2.50% 5/1/40	230,534	210,143
2.50% 11/1/40	381,924	346,811
2.50% 3/1/41	426,046	383,790
2.50% 4/1/41	1,024,075	921,700
2.50% 5/1/41	734,973	664,157
2.50% 11/1/41	205,003	184,762
2.50% 2/1/42	671,296	603,758
2.50% 3/1/42	356,005	317,873
2.50% 4/1/42	806,397	714,278
2.50% 9/1/42	238,544	214,693
2.50% 5/1/50	1,027,014	885,387
2.50% 6/1/50	249,902	215,188
2.50% 7/1/50	1,231,586	1,043,608
2.50% 8/1/50	1,946,789	1,683,525
2.50% 9/1/50	382,913	325,219
2.50% 10/1/50	1,562,692	1,345,614
2.50% 11/1/50	328,991	284,056
2.50% 12/1/50	116,653	100,711
2.50% 1/1/51	4,250,172	3,686,135
2.50% 2/1/51	555,436	477,438
2.50% 3/1/51	307,364	265,848
2.50% 4/1/51	176,117	152,436
2.50% 5/1/51	853,947	728,579
2.50% 6/1/51	4,967,149	4,286,532
2.50% 7/1/51	1,468,593	1,270,581
2.50% 8/1/51	6,850,318	5,906,692
2.50% 9/1/51	3,026,482	2,589,744
2.50% 10/1/51	4,685,682	4,025,914
2.50% 11/1/51	11,773,773	10,075,414
2.50% 12/1/51	1,426,628	1,215,892
2.50% 1/1/52	2,731,580	2,348,923
2.50% 2/1/52	9,117,811	7,777,189
2.50% 3/1/52	5,478,568	4,702,954
2.50% 4/1/52	5,725,770	4,924,161
2.50% 9/1/52	7,525,485	6,388,079
2.50% 7/1/53	612,657	522,125
2.50% 7/1/61	3,805,984	3,133,881
LVIP JPMorgan Core Bond Fund-11

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
2.50% 9/1/61	1,800,065	$1,482,182
2.50% 3/1/62	836,849	689,064
2.52% 11/1/29	995,812	943,471
2.63% 3/1/26	422,884	420,974
2.93% 7/1/28	1,200,656	1,174,096
2.93% 10/1/29	1,040,449	999,569
2.93% 6/1/30	622,381	596,561
2.95% 7/1/27	975,668	961,427
3.00% 9/1/31	45,701	43,744
3.00% 11/1/33	642,322	627,131
3.00% 7/1/35	163,448	156,195
3.00% 2/1/36	420,475	402,153
3.00% 4/1/36	306,583	293,372
3.00% 7/1/36	676,451	645,744
3.00% 8/1/36	1,108,014	1,057,174
3.00% 10/1/36	746,134	710,880
3.00% 12/1/37	617,608	584,362
3.00% 1/1/38	784,700	742,854
3.00% 4/1/38	229,260	222,078
3.00% 6/1/38	358,301	341,352
3.00% 9/1/40	67,583	63,042
3.00% 1/1/41	108,006	102,771
3.00% 3/1/42	200,257	185,492
3.00% 5/1/42	306,912	285,871
3.00% 6/1/42	763,859	709,292
3.00% 6/1/43	74,411	68,521
3.00% 7/1/43	160,803	148,075
3.00% 10/1/43	159,476	146,836
3.00% 1/1/45	134,406	123,862
3.00% 6/1/45	33,930	31,081
3.00% 4/1/46	154,623	142,185
3.00% 8/1/46	81,382	74,071
3.00% 9/1/46	47,847	43,440
3.00% 10/1/46	552,817	503,774
3.00% 12/1/46	321,414	293,431
3.00% 1/1/47	3,920,178	3,588,383
3.00% 2/1/47	1,454,687	1,336,366
3.00% 4/1/47	1,500	1,356
3.00% 10/1/47	3,488	3,100
3.00% 12/1/47	179,578	162,823
3.00% 2/1/48	1,570,504	1,433,812
3.00% 3/1/48	1,260,837	1,142,238
3.00% 11/1/48	437,496	399,722
3.00% 12/1/49	1,376,047	1,240,697
3.00% 2/1/50	665,821	610,697
3.00% 4/1/50	1,028,323	927,388
3.00% 10/1/50	498,926	447,445
3.00% 11/1/50	1,101,227	984,982
3.00% 6/1/51	117,455	106,259
3.00% 7/1/51	607,289	545,310
3.00% 8/1/51	1,147,138	1,037,265
3.00% 10/1/51	259,548	235,110
3.00% 11/1/51	11,822,457	10,516,981
3.00% 12/1/51	1,376,345	1,233,673
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
3.00% 1/1/52	7,215,491	$6,430,041
3.00% 2/1/52	2,077,164	1,849,476
3.00% 3/1/52	6,023,336	5,402,518
3.00% 4/1/52	826,270	739,497
3.00% 6/1/52	2,585,407	2,314,891
3.00% 7/1/60	550,181	478,648
3.00% 3/1/61	818,544	716,144
3.00% 6/1/62	1,111,098	959,710
3.03% 4/1/30	650,000	625,788
3.08% 1/1/30	2,675,908	2,585,525
3.08% 4/1/30	424,843	409,977
3.11% 3/1/30	1,486,576	1,436,247
3.12% 11/1/26	847,747	840,792
3.16% 5/1/29	271,929	265,363
3.19% 3/1/36	778,378	740,466
3.20% 2/1/29	167,706	164,290
3.25% 5/1/29	369,448	361,585
3.48% 3/1/37	917,867	847,142
3.50% 4/1/32	695,444	685,414
3.50% 12/1/34	193,990	189,398
3.50% 1/1/35	121,626	118,710
3.50% 2/1/37	90,282	87,578
3.50% 3/1/37	65,168	63,622
3.50% 12/1/37	113,560	109,062
3.50% 8/1/39	73,010	70,706
3.50% 2/1/40	378,617	363,698
3.50% 4/1/42	126,759	121,734
3.50% 12/1/42	57,626	54,980
3.50% 3/1/43	507,495	484,659
3.50% 5/1/43	151,801	144,173
3.50% 1/1/44	172,247	163,589
3.50% 11/1/44	4,843,822	4,603,236
3.50% 2/1/46	238,626	225,446
3.50% 10/1/46	114,844	108,498
3.50% 12/1/46	676,320	645,261
3.50% 12/1/47	1,362,346	1,275,818
3.50% 1/1/48	713,702	677,455
3.50% 2/1/48	991,017	934,442
3.50% 11/1/48	5,995,086	5,678,368
3.50% 8/1/49	452,417	431,452
3.50% 3/1/50	209,489	197,302
3.50% 6/1/50	92,543	87,148
3.50% 8/1/50	2,211,810	2,074,770
3.50% 9/1/50	464,695	436,561
3.50% 11/1/51	1,659,528	1,539,448
3.50% 12/1/51	136,061	127,891
3.50% 1/1/52	558,538	522,698
3.50% 3/1/52	2,051,256	1,919,053
3.50% 4/1/52	2,255,447	2,099,581
3.50% 5/1/52	4,049,318	3,791,228
3.50% 6/1/52	1,876,405	1,750,009
3.50% 9/1/52	2,355,935	2,206,719
3.50% 3/1/60	583,723	535,521
3.50% 3/1/62	2,413,380	2,199,766
LVIP JPMorgan Core Bond Fund-12

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
3.50% 6/1/62	843,231	$766,201
3.52% 6/1/28	480,082	476,095
3.52% 6/1/32	297,846	284,363
3.54% 6/1/32	1,386,000	1,318,465
3.54% 11/1/32	1,100,000	1,043,891
3.56% 7/1/32	200,000	191,887
3.64% 8/1/28	889,621	882,402
3.67% 6/1/32	94,660	91,304
3.68% 9/1/32	936,000	900,596
3.70% 8/1/32	486,290	466,169
3.72% 8/1/32	953,862	923,878
3.73% 6/1/32	96,607	93,536
3.80% 9/1/32	1,105,031	1,069,121
3.81% 12/1/28	300,000	299,197
3.81% 10/1/32	1,245,000	1,206,325
3.81% 11/1/32	1,010,000	977,542
3.83% 7/1/32	196,570	191,102
3.84% 7/1/32	200,000	194,135
3.85% 8/1/32	200,000	193,011
3.86% 7/1/32	94,598	92,240
3.88% 7/1/32	189,823	185,559
3.89% 7/1/32	800,000	773,314
3.90% 6/1/32	100,000	97,281
3.90% 8/1/32	100,000	96,905
3.90% 2/1/33	1,200,000	1,162,621
3.96% 2/1/30	1,200,000	1,189,837
4.00% 2/1/36	335,859	331,887
4.00% 7/1/42	173,091	168,535
4.00% 9/1/42	1,984,629	1,951,941
4.00% 11/1/42	380,002	371,642
4.00% 4/1/44	882,109	861,094
4.00% 10/1/44	4,825,690	4,680,856
4.00% 12/1/44	148,081	144,479
4.00% 2/1/47	74,433	72,014
4.00% 3/1/47	1,117,228	1,080,567
4.00% 5/1/47	610,572	589,454
4.00% 6/1/47	382,494	371,478
4.00% 6/1/48	954,425	926,460
4.00% 10/1/48	1,209,895	1,169,998
4.00% 1/1/49	419,337	405,445
4.00% 7/1/49	96,169	92,744
4.00% 1/1/50	248,709	239,334
4.00% 3/1/50	352,735	337,569
4.00% 2/1/51	794,045	761,153
4.00% 8/1/51	657,569	643,103
4.00% 11/1/51	527,647	503,435
4.00% 12/1/51	402,240	384,163
4.00% 4/1/52	3,981,064	3,815,018
4.00% 5/1/52	67,672	64,925
4.00% 6/1/52	3,769,365	3,596,429
4.00% 7/1/52	914,936	873,317
4.00% 9/1/52	1,010,918	963,130
4.00% 7/1/56	165,795	155,983
4.00% 8/1/56	3,133,534	2,979,102
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
4.00% 6/1/57	629,868	$598,823
4.00% 8/1/58	1,218,357	1,165,114
4.00% 8/1/59	965,466	916,119
4.00% 12/1/61	728,446	686,209
4.00% 3/1/62	237,731	222,915
4.00% 6/1/62	267,839	255,132
4.06% 7/1/32	395,083	386,724
4.08% 2/1/34	2,235,000	2,186,487
4.11% 7/1/32	100,000	98,065
4.12% 11/1/32	1,405,000	1,384,570
4.13% 7/1/32	100,000	98,736
4.19% 7/1/32	96,994	96,205
4.22% 10/1/32	1,000,000	990,699
4.23% 10/1/32	6,285,000	6,225,597
4.27% 10/1/32	476,030	473,965
4.32% 3/1/30	1,600,000	1,614,316
4.34% 7/1/32	99,565	99,501
4.36% 2/1/33	500,000	499,316
4.37% 1/1/32	12,348,588	12,410,123
4.42% 6/1/32	4,692,000	4,703,751
4.42% 3/1/33	500,000	498,586
4.45% 8/1/32	5,000,000	5,016,728
4.45% 12/1/32	1,039,933	1,044,022
4.45% 1/1/35	1,861,000	1,847,124
•4.45% (Enterprise 11th District COFI Replacement Index + 1.25%) 3/1/29	46	46
4.47% 3/1/33	2,000,000	2,002,560
4.49% 6/1/28	700,000	709,048
4.50% 11/1/38	254,511	256,587
4.50% 4/1/39	58,529	58,471
4.50% 5/1/39	1,775	1,791
4.50% 6/1/39	329,920	332,771
4.50% 7/1/40	63,124	61,800
4.50% 12/1/40	704,782	708,363
4.50% 8/1/41	144,309	145,231
4.50% 10/1/43	392,366	395,274
4.50% 2/1/44	650,293	654,447
4.50% 2/1/46	2,020,066	2,033,348
4.50% 3/1/46	592,692	594,530
4.50% 5/1/46	239,205	240,977
4.50% 6/1/48	220,530	219,811
4.50% 7/1/48	283,048	281,127
4.50% 8/1/48	470,206	466,918
4.50% 10/1/48	22,915	22,792
4.50% 11/1/48	220,472	218,931
4.50% 12/1/48	201,979	200,463
4.50% 1/1/49	318,895	316,139
4.50% 2/1/49	174,842	174,140
4.50% 4/1/49	165,447	163,212
4.50% 5/1/49	125,106	123,673
4.50% 7/1/49	300,886	297,720
4.50% 9/1/49	1,333,099	1,324,054
4.50% 1/1/50	2,737,462	2,744,899
4.50% 3/1/50	215,663	215,711
LVIP JPMorgan Core Bond Fund-13

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
4.50% 4/1/50	1,105,067	$1,096,882
4.50% 5/1/50	289,130	285,142
4.50% 9/1/51	284,898	281,894
4.50% 8/1/52	219,223	214,908
4.50% 9/1/52	607,042	598,153
4.50% 11/1/52	1,526,032	1,501,265
4.50% 12/1/52	901,822	883,793
4.50% 1/1/53	592,214	584,153
4.50% 2/1/53	1,590,174	1,558,049
4.50% 3/1/53	603,819	593,272
4.50% 4/1/53	459,452	449,720
4.50% 9/1/57	796,491	777,775
4.50% 8/1/58	779,711	761,393
4.50% 1/1/59	70,662	68,805
4.50% 6/1/62	727,592	710,255
4.53% 5/1/35	1,840,704	1,833,274
4.55% 9/1/33	2,852,180	2,878,884
4.55% 6/1/35	3,210,000	3,192,832
4.57% 6/1/30	1,445,667	1,471,046
4.58% 1/1/33	200,000	202,474
4.67% 11/1/34	2,955,000	2,973,388
4.68% 11/1/31	1,050,000	1,069,218
4.69% 1/1/33	296,097	300,960
4.74% 6/1/30	400,000	406,575
4.74% 2/1/33	1,070,000	1,084,834
4.79% 5/1/35	4,770,000	4,827,429
4.82% 9/1/35	10,209,000	10,348,095
4.83% 9/1/28	1,100,000	1,124,636
4.86% 12/1/32	775,000	797,336
4.86% 4/1/35	2,982,761	3,021,665
4.88% 9/1/28	500,000	511,828
4.88% 6/1/35	2,502,000	2,549,924
4.89% 4/1/34	2,868,600	2,931,228
4.96% 10/1/35	2,100,000	2,145,642
5.00% 9/1/35	5,997	6,153
5.00% 7/1/47	1,386,831	1,426,129
5.00% 9/1/48	508,464	513,096
5.00% 10/1/48	146,899	147,828
5.00% 1/1/49	232,468	236,341
5.00% 2/1/49	74,108	74,519
5.00% 4/1/49	136,775	139,630
5.00% 6/1/49	64,340	65,294
5.00% 9/1/49	672,690	683,213
5.00% 12/1/49	670,750	682,339
5.00% 1/1/51	1,372,718	1,391,448
5.00% 6/1/52	349,581	352,671
5.00% 7/1/52	335,120	336,673
5.00% 8/1/52	139,182	139,697
5.00% 12/1/52	76,086	76,031
5.00% 1/1/53	405,569	406,121
5.00% 2/1/53	372,233	373,036
5.00% 3/1/53	626,453	632,608
5.00% 4/1/53	702,858	709,188
5.00% 5/1/53	397,796	401,705
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
5.00% 6/1/53	1,582,344	$1,582,292
5.00% 8/1/53	3,930,630	3,952,819
5.00% 9/1/53	804,793	804,953
5.00% 12/1/61	655,601	657,038
5.21% 12/1/33	3,077,933	3,199,532
5.34% 9/1/28	199,653	206,434
5.50% 9/1/33	7,879	7,922
5.50% 5/1/34	123,661	127,136
5.50% 9/1/36	162,490	166,786
5.50% 1/1/38	495,762	508,783
5.50% 2/1/38	1,775	1,836
5.50% 3/1/38	1,124	1,171
5.50% 4/1/38	1,648	1,668
5.50% 6/1/38	363	378
5.50% 10/1/38	1,115,962	1,145,333
5.50% 1/1/39	192,145	197,620
5.50% 3/1/40	332,592	342,254
5.50% 3/1/41	170,301	174,918
5.50% 6/1/41	117,078	122,128
5.50% 7/1/41	372,511	388,993
5.50% 5/1/44	1,445,744	1,512,357
5.50% 8/1/52	939,499	965,979
5.50% 11/1/52	704,276	722,989
5.50% 2/1/53	205,753	210,709
5.50% 4/1/53	588,509	602,683
5.50% 5/1/53	999,696	1,019,761
5.50% 7/1/53	804,827	818,637
5.50% 9/1/53	5,345,825	5,448,493
5.50% 2/1/55	1,964,678	1,992,585
5.50% 1/1/58	958,546	1,002,263
•5.99% (6 mo. USD RFUCCT + 1.51%) 1/1/35	17,142	17,813
6.00% 1/1/29	218	223
6.00% 3/1/32	3,345	3,432
6.00% 3/1/33	304	312
6.00% 10/1/39	213,840	225,067
6.00% 7/1/41	515,596	545,015
6.00% 1/1/42	1,110,754	1,174,156
6.00% 1/1/53	267,607	275,270
6.00% 3/1/53	154,860	161,123
6.00% 5/1/53	1,594,553	1,643,937
6.00% 6/1/53	70,397	72,501
6.00% 7/1/53	2,542,011	2,642,085
6.00% 9/1/53	1,318,088	1,356,038
6.00% 12/1/54	1,165,122	1,197,207
6.00% 3/1/55	1,283,501	1,318,014
•6.15% (1 yr. CMT + 2.15%) 7/1/33	4,380	4,486
•6.21% (1 yr. CMT + 2.12%) 8/1/34	7,990	8,187
•6.35% (1 yr. USD RFUCCT + 1.61%) 1/1/34	4,188	4,279
•6.41% (1 yr. CMT + 2.28%) 4/1/33	5,746	5,900
6.50% 4/1/32	9,112	9,554
LVIP JPMorgan Core Bond Fund-14

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
6.50% 10/1/35	42,895	$43,962
6.50% 11/1/36	15,693	16,613
6.50% 10/1/38	63,520	65,904
6.50% 11/1/52	258,562	272,515
6.50% 1/1/53	1,188,782	1,244,131
6.50% 2/1/53	324,246	338,759
6.50% 9/1/53	529,155	554,341
•6.59% (1 yr. USD RFUCCT + 1.60%) 5/1/35	11,930	12,251
•6.59% (1 yr. USD RFUCCT + 1.74%) 10/1/34	6,064	6,193
7.00% 6/1/35	158,232	167,963
7.50% 3/1/30	3	3
8.00% 3/1/27	571	574
8.00% 11/1/28	3,798	3,886
Government National Mortgage Association
2.00% 12/20/50	1,043,776	859,079
2.00% 2/20/51	1,078,532	893,501
2.00% 3/20/51	1,133,740	931,219
2.50% 10/20/49	567,919	492,954
2.50% 12/20/50	811,304	693,520
2.50% 1/20/51	252,555	218,121
2.50% 2/20/51	4,125,488	3,561,782
2.50% 5/20/51	236,449	202,604
2.50% 6/20/51	345,740	296,466
2.50% 7/20/51	593,073	511,710
2.50% 8/20/51	7,703,315	6,646,085
2.50% 10/20/51	3,836,742	3,302,037
2.50% 11/20/51	486,322	418,881
2.50% 12/20/51	1,858,201	1,590,887
2.50% 8/20/52	70,082	60,750
2.50% 9/20/52	285,927	246,999
2.50% 2/20/53	668,907	578,740
2.50% 9/20/53	13,664,208	11,805,397
2.50% 10/20/53	3,993,966	3,453,179
3.00% 9/15/42	281,892	259,509
3.00% 10/15/42	22,515	20,689
3.00% 8/15/45	226,550	205,684
3.00% 1/20/46	36,755	33,545
3.00% 8/20/46	278,269	253,253
3.00% 11/20/46	144,419	131,729
3.00% 2/20/47	49,743	45,331
3.00% 4/20/47	32,808	29,881
3.00% 9/20/47	189,389	172,243
3.00% 1/20/50	576,053	510,030
3.00% 3/15/50	129,294	114,957
3.00% 3/20/50	498,378	442,769
3.00% 7/20/50	895,805	805,254
3.00% 8/20/50	291,637	258,380
3.00% 2/20/51	5,696,486	5,125,121
3.00% 5/20/51	53,441	48,080
3.00% 7/20/51	469,219	422,156
3.00% 9/20/51	3,869,177	3,481,094
3.00% 10/20/51	450,934	405,705
3.00% 11/20/51	687,247	612,011
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
3.00% 12/20/51	1,747,704	$1,572,407
3.00% 1/20/52	707,215	635,869
3.00% 2/20/52	2,019,413	1,803,490
3.00% 3/20/52	7,484,934	6,702,607
3.00% 4/20/52	1,458,294	1,304,981
3.00% 11/20/52	529,834	477,041
3.00% 12/20/52	795,680	716,564
3.00% 1/20/53	367,476	330,777
3.00% 4/20/53	145,953	132,241
3.50% 3/20/45	7,822	7,294
3.50% 4/20/45	138,795	129,501
3.50% 11/20/45	156,444	145,749
3.50% 1/20/46	93,261	86,887
3.50% 3/20/46	442,448	412,208
3.50% 4/20/46	298,223	277,840
3.50% 5/20/46	121,846	113,518
3.50% 6/20/46	205,276	191,203
3.50% 7/20/46	125,917	116,493
3.50% 9/20/46	37,628	35,033
3.50% 9/20/47	1,574,824	1,456,831
3.50% 10/20/47	296,784	272,637
3.50% 9/20/48	4,337,529	4,020,979
3.50% 10/20/48	91,372	84,662
3.50% 11/20/48	899,403	833,076
3.50% 10/20/49	59,624	54,293
3.50% 2/20/50	102,118	92,990
3.50% 4/20/50	771,017	699,741
3.50% 5/15/50	189,116	172,910
3.50% 2/20/52	575,910	523,154
3.50% 3/20/52	334,635	299,743
3.50% 4/20/52	1,937,578	1,779,264
3.50% 6/20/52	238,462	214,186
3.50% 12/20/52	1,201,412	1,101,950
3.50% 2/20/53	77,598	71,361
3.75% 12/20/32	42,881	42,408
3.75% 4/20/48	1,324,501	1,237,975
4.00% 10/20/44	19,896	19,235
4.00% 8/20/46	373,766	360,742
4.00% 2/20/47	103,970	100,113
4.00% 6/20/47	948,137	913,816
4.00% 9/20/47	579,565	558,272
4.00% 11/20/47	298,783	287,698
4.00% 12/20/47	121,771	117,231
4.00% 2/20/48	370,912	351,993
4.00% 3/20/48	1,273,820	1,225,857
4.00% 4/20/48	89,916	86,275
4.00% 5/20/48	132,664	127,884
4.00% 8/20/48	357,650	343,441
4.00% 9/20/48	105,949	101,847
4.00% 2/20/49	685,191	657,120
4.00% 3/20/49	210,535	201,779
4.00% 4/20/49	176,045	168,619
4.00% 10/20/49	68,224	65,070
4.00% 11/20/49	474,775	452,828
LVIP JPMorgan Core Bond Fund-15

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
4.00% 1/20/50	58,169	$54,404
4.00% 2/20/50	358,562	343,233
4.00% 3/15/50	25,227	24,057
4.00% 3/20/50	447,979	424,599
4.00% 4/20/50	658,327	622,824
4.00% 2/20/52	861,994	814,715
4.00% 5/20/52	1,048,286	999,253
4.00% 6/20/52	1,065,197	1,013,006
4.00% 8/20/52	1,806,296	1,718,265
4.00% 4/20/53	163,456	155,732
4.50% 8/20/47	156,778	155,903
4.50% 4/20/48	281,950	279,999
4.50% 5/20/48	14,862	14,712
4.50% 6/20/48	338,401	335,529
4.50% 7/20/48	7,206	7,146
4.50% 8/20/48	1,236,894	1,227,095
4.50% 10/20/48	245,055	242,899
4.50% 12/20/48	436,650	432,618
4.50% 1/20/49	492,978	488,604
4.50% 2/20/49	443,528	439,342
4.50% 3/20/49	909,492	900,908
4.50% 9/20/49	489,329	490,003
4.50% 2/20/50	884,160	874,101
4.50% 3/20/50	95,088	94,014
4.50% 5/20/50	1,030,761	1,018,909
4.50% 11/20/50	491,252	486,933
4.50% 12/20/50	127,026	125,573
4.50% 5/20/52	1,853,873	1,822,744
4.50% 8/20/52	854,794	835,616
4.50% 9/20/52	2,011,302	1,970,866
5.00% 5/20/48	101,385	103,077
5.00% 6/20/48	65,908	66,765
5.00% 9/20/48	126,296	128,354
5.00% 10/20/48	489,169	497,966
5.00% 11/20/48	204,792	208,086
5.00% 12/20/48	298,967	303,323
5.00% 1/20/49	351,355	356,794
5.00% 4/20/49	204,145	207,724
5.00% 9/20/49	205,899	209,339
5.00% 11/20/49	129,949	132,120
5.00% 1/20/50	181,794	184,825
5.00% 12/20/51	48,559	49,052
5.00% 9/20/52	912,453	915,795
5.00% 10/20/52	810,727	812,547
5.00% 11/20/52	1,136,356	1,138,207
5.00% 12/20/52	151,086	151,371
5.00% 1/20/53	2,460,515	2,466,747
5.00% 3/20/53	76,949	76,995
5.00% 5/20/53	385,009	387,176
5.00% 10/20/54	1,077,807	1,078,564
5.00% 6/20/63	591,675	588,810
•5.30% (1 yr. CMT + 1.66%) 4/20/72	1,258,901	1,316,395
•5.31% (1 yr. CMT + 1.67%) 4/20/72	1,180,466	1,235,306
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
•5.34% (1 yr. CMT + 1.70%) 2/20/72	1,214,838	$1,270,799
•5.35% (1 yr. CMT + 1.71%) 3/20/72	1,026,422	1,075,195
•5.45% (1 yr. CMT + 1.83%) 7/20/72	965,185	1,018,595
•5.46% (1 yr. CMT + 1.82%) 8/20/71	1,235,094	1,295,801
5.50% 6/15/38	437,089	462,474
5.50% 7/15/38	386,019	406,633
5.50% 9/15/38	615,612	651,998
5.50% 10/15/42	678,173	712,609
5.50% 11/20/52	1,228,183	1,251,568
5.50% 2/20/53	430,718	436,253
5.50% 4/20/53	699,403	699,355
5.50% 5/20/53	1,445,204	1,469,609
5.50% 6/20/53	726,040	740,730
5.50% 7/20/53	1,968,307	2,008,132
5.50% 2/20/54	1,065,433	1,085,417
5.50% 11/20/54	1,132,750	1,156,368
6.00% 5/15/37	22,548	23,342
6.00% 10/15/38	3,057	3,179
6.00% 4/20/53	771,286	794,566
6.00% 5/20/53	1,368,210	1,412,442
6.00% 6/20/53	882,052	908,677
6.00% 6/20/63	545,870	555,330
6.50% 3/15/28	125	127
6.50% 12/15/38	8,875	9,495
7.00% 11/15/27	139	140
7.00% 6/15/28	337	339
7.00% 6/15/33	1,763	1,858
7.50% 12/20/26	40	40
7.50% 9/15/28	343	349
8.00% 11/20/26	300	301
8.00% 1/20/27	68	68
8.00% 10/15/27	332	335
Total Agency Mortgage-Backed Securities (Cost $794,196,721)		815,070,122
AGENCY OBLIGATIONS–0.02%
^Federal National Mortgage Association Principal STRIPS 0.00% 3/23/28	630,000	577,472
Tennessee Valley Authority
4.25% 9/15/65	101,000	83,256
4.63% 9/15/60	93,000	82,708
5.88% 4/1/36	140,000	156,361
Total Agency Obligations (Cost $921,146)		899,797
CORPORATE BONDS–23.53%
Aerospace & Defense–0.53%
BAE Systems PLC
1.90% 2/15/31	200,000	177,400
5.80% 10/11/41	51,000	53,132
LVIP JPMorgan Core Bond Fund-16

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Boeing Co.
2.20% 2/4/26	200,000	$199,619
2.70% 2/1/27	810,000	798,193
2.80% 3/1/27	240,000	236,347
3.20% 3/1/29	830,000	804,662
3.25% 3/1/28	224,000	219,850
3.75% 2/1/50	320,000	232,722
5.93% 5/1/60	560,000	549,111
6.30% 5/1/29	1,190,000	1,263,124
6.39% 5/1/31	675,000	732,506
6.53% 5/1/34	1,110,000	1,228,058
6.86% 5/1/54	2,139,000	2,402,393
General Dynamics Corp. 4.25% 4/1/40	50,000	45,822
L3Harris Technologies, Inc.
4.85% 4/27/35	440,000	438,866
5.25% 6/1/31	1,080,000	1,123,646
5.40% 7/31/33	297,000	309,339
Lockheed Martin Corp.
4.15% 6/15/53	1,580,000	1,262,731
4.50% 5/15/36	640,000	627,319
Northrop Grumman Corp.
4.75% 6/1/43	179,000	164,916
5.15% 5/1/40	140,000	139,106
5.20% 6/1/54	729,000	681,485
5.25% 5/1/50	3,390,000	3,199,137
RTX Corp.
2.25% 7/1/30	570,000	524,800
3.13% 7/1/50	1,520,000	1,022,975
3.75% 11/1/46	80,000	61,992
4.13% 11/16/28	980,000	983,261
4.15% 5/15/45	138,000	115,176
4.35% 4/15/47	90,000	76,268
5.15% 2/27/33	221,000	228,249
		19,902,205
Agriculture–0.23%
Altria Group, Inc.
2.45% 2/4/32	1,730,000	1,529,807
3.40% 2/4/41	610,000	471,676
BAT Capital Corp.
3.56% 8/15/27	600,000	595,385
4.39% 8/15/37	250,000	230,290
4.54% 8/15/47	754,000	625,463
BAT International Finance PLC 1.67% 3/25/26	160,000	159,117
Bunge Ltd. Finance Corp.
2.75% 5/14/31	400,000	367,276
3.20% 4/21/31	400,000	376,396
4.20% 9/17/29	1,081,000	1,081,614
4.65% 9/17/34	1,228,000	1,204,887
5.15% 8/4/35	435,000	441,874
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95% 4/20/35	500,000	525,744
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Philip Morris International, Inc. 2.10% 5/1/30	810,000	$741,973
Reynolds American, Inc. 5.85% 8/15/45	150,000	147,576
		8,499,078
Airlines–0.34%
♦Air Canada Pass-Through Trust
3.30% 7/15/31	166,816	159,421
3.55% 7/15/31	118,696	113,612
3.60% 9/15/28	52,600	52,005
♦American Airlines Pass-Through Trust
3.00% 4/15/30	72,857	70,414
3.38% 11/1/28	758,537	748,731
3.70% 4/1/28	21,957	21,870
3.95% 1/11/32	3,650,000	3,520,366
4.00% 3/22/29	2,199,669	2,160,652
♦British Airways Pass-Through Trust
3.30% 6/15/34	107,657	101,654
3.80% 3/20/33	40,768	39,991
4.13% 3/20/33	55,119	53,427
♦Delta Air Lines Pass-Through Trust 3.63% 1/30/29	225,519	222,909
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75% 10/20/28	1,580,000	1,589,595
♦United Airlines Pass-Through Trust
2.70% 11/1/33	162,363	149,013
2.88% 4/7/30	60,221	58,056
3.10% 4/7/30	192,708	184,154
3.65% 7/7/27	23,604	23,597
3.70% 9/1/31	263,491	251,515
4.00% 10/11/27	32,168	32,163
4.15% 2/25/33	177,649	174,431
4.60% 9/1/27	48,538	48,502
5.45% 8/15/38	2,688,012	2,763,426
		12,539,504
Apparel–0.02%
NIKE, Inc.
2.75% 3/27/27	320,000	316,398
3.25% 3/27/40	330,000	267,843
		584,241
Auto Manufacturers–0.06%
General Motors Financial Co., Inc. 5.63% 4/4/32	263,000	273,841
Hyundai Capital America
1.30% 1/8/26	115,000	114,945
1.50% 6/15/26	45,000	44,477
1.80% 1/10/28	215,000	205,087
2.38% 10/15/27	130,000	126,126
LVIP JPMorgan Core Bond Fund-17

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
Hyundai Capital America (continued)
3.00% 2/10/27	200,000	$197,741
5.65% 6/26/26	1,280,000	1,289,200
Stellantis Finance U.S., Inc. 2.69% 9/15/31	200,000	175,358
		2,426,775
Banks–9.22%
μABN AMRO Bank NV
2.47% 12/13/29	900,000	857,750
5.52% 12/3/35	2,200,000	2,271,836
μAIB Group PLC
5.32% 5/15/31	725,000	748,161
5.87% 3/28/35	2,340,000	2,469,525
6.61% 9/13/29	1,490,000	1,582,328
Banco Nacional de Panama 2.50% 8/11/30	300,000	265,764
Banco Santander SA
μ1.72% 9/14/27	200,000	196,607
μ4.18% 3/24/28	200,000	200,070
4.55% 11/6/30	2,600,000	2,602,757
5.13% 11/6/35	1,600,000	1,599,443
5.44% 7/15/31	600,000	629,908
5.59% 8/8/28	400,000	414,560
6.61% 11/7/28	600,000	640,032
Bank of America Corp.
μ1.73% 7/22/27	235,000	232,002
μ1.90% 7/23/31	1,450,000	1,302,461
μ2.57% 10/20/32	2,450,000	2,209,663
μ2.59% 4/29/31	1,083,000	1,009,119
μ2.68% 6/19/41	4,243,000	3,128,486
μ2.97% 2/4/33	3,510,000	3,209,910
μ3.97% 2/7/30	890,000	884,989
μ4.08% 3/20/51	3,690,000	2,956,574
μ4.33% 3/15/50	720,000	604,859
5.00% 1/21/44	1,660,000	1,600,602
μ5.02% 7/22/33	1,800,000	1,835,374
μ5.16% 1/24/31	813,000	839,304
μ5.51% 1/24/36	710,000	740,245
μ5.52% 10/25/35	2,189,000	2,242,021
μ5.82% 9/15/29	825,000	860,544
μ5.87% 9/15/34	420,000	448,205
μ6.20% 11/10/28	1,943,000	2,018,994
μBank of Ireland Group PLC
2.03% 9/30/27	206,000	202,754
5.60% 3/20/30	3,300,000	3,427,367
μBank of Montreal 4.35% 9/22/31	2,450,000	2,446,881
μBank of New York Mellon Corp.
4.94% 2/11/31	633,000	650,910
6.47% 10/25/34	980,000	1,096,331
Bank of Nova Scotia 4.85% 2/1/30	111,000	113,597
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Banque Federative du Credit Mutuel SA
1.60% 10/4/26	245,000	$240,696
4.94% 1/26/26	760,000	760,444
5.54% 1/22/30	1,715,000	1,781,724
μBarclays PLC
2.89% 11/24/32	200,000	182,239
4.94% 9/10/30	1,262,000	1,287,007
4.97% 5/16/29	1,450,000	1,474,045
5.37% 2/25/31	935,000	966,387
5.79% 2/25/36	885,000	926,406
6.22% 5/9/34	853,000	917,235
6.50% 9/13/27	750,000	761,661
BNP Paribas SA
μ3.13% 1/20/33	320,000	291,862
4.40% 8/14/28	1,360,000	1,362,661
μ5.13% 1/13/29	2,720,000	2,769,965
μ5.20% 1/10/30	960,000	982,540
μ5.28% 11/19/30	2,945,000	3,031,435
μ5.50% 5/20/30	635,000	656,882
μ5.79% 1/13/33	4,655,000	4,886,515
μBPCE SA
2.28% 1/20/32	250,000	221,510
5.39% 5/28/31	2,820,000	2,894,648
5.94% 5/30/35	1,942,000	2,025,245
5.98% 1/18/27	250,000	250,150
6.03% 5/28/36	3,385,000	3,549,813
6.29% 1/14/36	6,165,000	6,579,936
6.71% 10/19/29	1,500,000	1,591,240
7.00% 10/19/34	975,000	1,085,596
μCaixaBank SA
5.58% 7/3/36	6,516,000	6,694,863
5.67% 3/15/30	427,000	443,236
6.04% 6/15/35	2,135,000	2,275,464
6.84% 9/13/34	1,064,000	1,186,653
Citibank NA
5.44% 4/30/26	423,000	424,612
5.49% 12/4/26	1,071,000	1,085,144
Citigroup, Inc.
μ2.56% 5/1/32	625,000	567,204
μ2.57% 6/3/31	3,210,000	2,974,167
μ2.90% 11/3/42	75,000	55,439
μ3.06% 1/25/33	221,000	202,450
μ3.52% 10/27/28	75,000	74,328
μ3.67% 7/24/28	605,000	601,152
μ3.79% 3/17/33	1,250,000	1,191,848
μ4.08% 4/23/29	74,000	73,949
μ4.50% 9/11/31	395,000	396,222
μ4.54% 9/19/30	1,664,000	1,677,232
4.65% 7/23/48	1,540,000	1,358,392
μ4.66% 5/24/28	300,000	302,522
μ4.91% 5/24/33	1,990,000	2,013,849
μ5.17% 9/11/36	1,060,000	1,069,908
μ5.33% 3/27/36	1,600,000	1,636,720
μ5.61% 3/4/56	503,000	500,859
LVIP JPMorgan Core Bond Fund-18

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Citigroup, Inc. (continued)
8.13% 7/15/39	50,000	$64,104
μCooperatieve Rabobank UA
3.65% 4/6/28	600,000	596,954
3.76% 4/6/33	500,000	473,405
4.99% 5/27/31	1,955,000	2,000,009
μCredit Agricole SA
4.82% 9/25/33	585,000	584,235
5.22% 5/27/31	919,000	943,461
5.23% 1/9/29	824,000	841,391
5.86% 1/9/36	5,900,000	6,223,411
μDanske Bank AS
4.42% 9/12/31	1,355,000	1,347,687
4.61% 10/2/30	1,054,000	1,062,773
5.02% 3/4/31	1,425,000	1,455,281
5.71% 3/1/30	970,000	1,007,831
Deutsche Bank AG
μ2.55% 1/7/28	350,000	344,208
μ4.47% 12/10/31	720,000	717,548
μ4.95% 8/4/31	1,100,000	1,111,121
μ5.00% 9/11/30	520,000	527,984
μ5.30% 5/9/31	4,127,000	4,228,385
μ5.37% 1/10/29	4,145,000	4,229,852
μ5.40% 9/11/35	535,000	545,713
5.41% 5/10/29	985,000	1,024,024
μ6.72% 1/18/29	786,000	822,895
μ6.82% 11/20/29	2,159,000	2,302,125
μ7.15% 7/13/27	478,000	485,295
μDNB Bank ASA 1.61% 3/30/28	325,000	315,590
Goldman Sachs Group, Inc.
μ1.95% 10/21/27	195,000	191,702
μ2.38% 7/21/32	95,000	85,083
2.60% 2/7/30	400,000	375,868
μ2.64% 2/24/28	301,000	296,305
μ2.65% 10/21/32	1,120,000	1,010,939
μ2.91% 7/21/42	580,000	425,350
μ3.10% 2/24/33	1,511,000	1,391,972
μ3.21% 4/22/42	250,000	193,172
μ3.62% 3/15/28	270,000	268,501
μ3.81% 4/23/29	45,000	44,736
μ4.02% 10/31/38	400,000	359,678
μ4.22% 5/1/29	1,780,000	1,783,703
μ4.41% 4/23/39	215,000	198,634
4.75% 10/21/45	810,000	733,972
μ4.94% 10/21/36	680,000	675,051
μ5.02% 10/23/35	887,000	891,748
μ5.22% 4/23/31	1,398,000	1,443,921
μ5.33% 7/23/35	1,345,000	1,381,931
μ5.54% 1/28/36	3,000,000	3,113,629
μ5.56% 11/19/45	738,000	738,235
μ5.73% 1/28/56	850,000	859,090
μ5.85% 4/25/35	2,780,000	2,955,583
6.25% 2/1/41	1,260,000	1,379,596
μ6.48% 10/24/29	2,096,000	2,222,779
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μHSBC Holdings PLC
2.21% 8/17/29	200,000	$190,215
2.36% 8/18/31	300,000	272,863
2.87% 11/22/32	1,985,000	1,803,073
3.97% 5/22/30	1,740,000	1,718,851
4.62% 11/6/31	1,095,000	1,098,377
5.13% 3/3/31	845,000	865,994
5.13% 11/6/36	1,450,000	1,453,966
5.24% 5/13/31	2,010,000	2,070,856
5.29% 11/19/30	2,090,000	2,156,419
6.33% 3/9/44	200,000	219,060
μHuntington Bancshares, Inc.
5.27% 1/15/31	780,000	802,583
6.21% 8/21/29	712,000	746,748
ING Groep NV 3.95% 3/29/27	200,000	199,889
μKBC Group NV
4.45% 9/23/31	4,800,000	4,787,709
4.93% 10/16/30	670,000	682,534
6.32% 9/21/34	520,000	567,043
μKeyCorp
4.79% 6/1/33	55,000	54,971
5.12% 4/4/31	1,465,000	1,504,575
μLloyds Banking Group PLC
1.63% 5/11/27	245,000	242,768
4.94% 11/4/36	2,720,000	2,691,086
5.46% 1/5/28	1,180,000	1,195,858
5.68% 1/5/35	1,285,000	1,352,842
5.72% 6/5/30	420,000	440,180
μM&T Bank Corp. 5.18% 7/8/31	2,565,000	2,633,291
μMitsubishi UFJ Financial Group, Inc.
1.54% 7/20/27	220,000	216,921
4.08% 4/19/28	590,000	590,218
5.16% 4/24/31	200,000	206,121
5.19% 9/12/36	2,380,000	2,418,101
μMizuho Financial Group, Inc.
1.23% 5/22/27	255,000	252,176
2.87% 9/13/30	220,000	208,989
4.71% 7/8/31	1,965,000	1,990,371
5.32% 7/8/36	4,255,000	4,371,000
5.74% 5/27/31	400,000	421,040
Morgan Stanley
μ1.79% 2/13/32	280,000	245,910
μ2.48% 1/21/28	39,000	38,357
μ2.70% 1/22/31	1,740,000	1,632,114
μ3.22% 4/22/42	265,000	207,629
μ3.62% 4/1/31	3,530,000	3,429,834
4.30% 1/27/45	85,000	73,562
μ4.36% 10/22/31	1,395,000	1,390,421
μ4.43% 1/23/30	209,000	210,158
μ4.89% 10/22/36	1,175,000	1,164,598
μ5.04% 7/19/30	870,000	891,999
μ5.16% 4/20/29	1,605,000	1,641,128
μ5.17% 1/16/30	100,000	102,657
μ5.19% 4/17/31	132,000	136,102
LVIP JPMorgan Core Bond Fund-19

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Morgan Stanley (continued)
μ5.32% 7/19/35	1,180,000	$1,214,694
μ5.42% 7/21/34	120,000	124,838
μ5.45% 7/20/29	175,000	180,591
μ5.59% 1/18/36	1,955,000	2,042,946
μ5.66% 4/17/36	477,000	500,690
μ5.83% 4/19/35	1,271,000	1,350,637
μ6.30% 10/18/28	1,061,000	1,102,184
μ6.41% 11/1/29	669,000	709,079
Morgan Stanley Bank NA 4.75% 4/21/26	285,000	285,538
μMorgan Stanley Private Bank NA 4.73% 7/18/31	393,000	398,383
NatWest Group PLC
4.80% 4/5/26	283,000	283,703
μ4.89% 5/18/29	1,660,000	1,687,924
μ4.96% 8/15/30	1,000,000	1,020,570
μ5.08% 1/27/30	215,000	219,752
μ5.12% 5/23/31	690,000	708,287
μ5.78% 3/1/35	7,450,000	7,877,348
μ5.81% 9/13/29	440,000	458,331
μ5.85% 3/2/27	830,000	832,220
NatWest Markets PLC 5.41% 5/17/29	345,000	357,924
Norinchukin Bank 5.36% 9/9/35	3,200,000	3,244,040
μPNC Financial Services Group, Inc.
4.81% 10/21/32	1,030,000	1,048,205
5.07% 1/24/34	361,000	369,348
5.37% 7/21/36	2,483,000	2,553,728
5.58% 1/29/36	430,000	448,327
5.68% 1/22/35	459,000	483,845
6.88% 10/20/34	671,000	759,322
Royal Bank of Canada 3.88% 5/4/32	1,930,000	1,874,693
μSantander Holdings USA, Inc. 6.17% 1/9/30	1,460,000	1,521,644
μSantander U.K. Group Holdings PLC
1.67% 6/14/27	220,000	217,541
4.86% 9/11/30	2,415,000	2,443,846
5.69% 4/15/31	3,015,000	3,143,340
6.53% 1/10/29	470,000	491,044
Skandinaviska Enskilda Banken AB
4.50% 9/3/30	1,660,000	1,666,934
5.38% 3/5/29	1,630,000	1,685,011
Societe Generale SA
μ1.79% 6/9/27	215,000	212,707
μ2.89% 6/9/32	500,000	452,514
μ3.34% 1/21/33	3,970,000	3,621,090
5.25% 2/19/27	1,208,000	1,221,728
μ5.44% 10/3/36	1,000,000	1,002,174
μ5.51% 5/22/31	4,286,000	4,417,665
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Societe Generale SA (continued)
μ6.10% 4/13/33	4,045,000	$4,274,025
μStandard Chartered PLC
5.01% 10/15/30	478,000	488,006
5.69% 5/14/28	693,000	707,149
State Street Corp.
μ4.78% 10/23/36	925,000	920,187
μ4.82% 1/26/34	200,000	202,590
4.83% 4/24/30	370,000	380,926
4.99% 3/18/27	682,000	691,132
Sumitomo Mitsui Financial Group, Inc.
3.01% 10/19/26	25,000	24,820
3.04% 7/16/29	345,000	331,438
μ4.95% 7/8/33	1,500,000	1,527,396
5.24% 4/15/30	400,000	414,839
5.71% 1/13/30	370,000	389,769
5.72% 9/14/28	310,000	322,874
Sumitomo Mitsui Trust Bank Ltd. 1.55% 3/25/26	403,000	400,786
Toronto-Dominion Bank
4.46% 6/8/32	1,180,000	1,177,711
5.16% 1/10/28	240,000	245,433
5.30% 1/30/32	1,280,000	1,336,784
μTruist Bank 4.63% 9/17/29	1,905,000	1,910,901
μTruist Financial Corp.
4.96% 10/23/36	2,405,000	2,379,380
5.07% 5/20/31	1,440,000	1,479,326
5.71% 1/24/35	800,000	841,536
6.05% 6/8/27	2,000,000	2,016,093
7.16% 10/30/29	1,080,000	1,165,079
μU.S. Bancorp
2.22% 1/27/28	130,000	127,679
4.65% 2/1/29	1,407,000	1,424,587
5.05% 2/12/31	634,000	651,214
5.38% 1/23/30	217,000	224,744
5.42% 2/12/36	2,086,000	2,168,043
5.68% 1/23/35	482,000	508,945
5.78% 6/12/29	840,000	873,099
5.84% 6/12/34	330,000	352,074
6.79% 10/26/27	325,000	332,104
μU.S. Bank NA 4.73% 5/15/28	592,000	597,977
UBS AG 4.50% 6/26/48	200,000	174,356
μUBS Group AG
2.75% 2/11/33	440,000	394,561
3.09% 5/14/32	840,000	779,329
3.87% 1/12/29	250,000	248,589
4.19% 4/1/31	1,280,000	1,267,800
4.40% 9/23/31	475,000	472,690
4.75% 5/12/28	1,320,000	1,330,676
4.84% 11/6/33	2,730,000	2,732,619
5.01% 3/23/37	2,010,000	1,992,271
5.58% 5/9/36	642,000	667,582
6.30% 9/22/34	539,000	587,967
LVIP JPMorgan Core Bond Fund-20

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μUniCredit SpA 1.98% 6/3/27	200,000	$198,156
Wells Fargo & Co.
μ2.39% 6/2/28	750,000	732,820
μ2.88% 10/30/30	1,390,000	1,322,297
3.00% 10/23/26	1,060,000	1,052,249
μ3.35% 3/2/33	1,070,000	998,670
4.15% 1/24/29	1,290,000	1,292,991
μ4.48% 4/4/31	1,230,000	1,238,128
μ4.90% 7/25/33	269,000	273,184
μ5.01% 4/4/51	7,300,000	6,671,187
μ5.15% 4/23/31	671,000	692,608
μ5.21% 12/3/35	1,320,000	1,348,421
μ5.24% 1/24/31	489,000	506,369
μ5.39% 4/24/34	325,000	338,140
μ5.50% 1/23/35	4,860,000	5,070,779
μ5.56% 7/25/34	310,000	325,008
μ5.57% 7/25/29	276,000	285,902
μ5.61% 4/23/36	913,000	956,926
Westpac New Zealand Ltd. 4.90% 2/15/28	560,000	570,094
		344,337,005
Beverages–0.08%
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/49	1,610,000	1,606,476
Coca-Cola Femsa SAB de CV 1.85% 9/1/32	215,000	181,589
Constellation Brands, Inc.
2.25% 8/1/31	100,000	88,731
2.88% 5/1/30	420,000	395,142
4.35% 5/9/27	490,000	491,812
4.50% 5/9/47	65,000	54,343
4.75% 5/9/32	20,000	20,084
5.25% 11/15/48	25,000	23,119
		2,861,296
Biotechnology–0.16%
Amgen, Inc.
1.65% 8/15/28	120,000	113,105
3.15% 2/21/40	428,000	337,337
4.66% 6/15/51	300,000	256,678
5.60% 3/2/43	390,000	392,165
5.65% 3/2/53	1,275,000	1,248,477
Baxalta, Inc. 5.25% 6/23/45	3,000	2,863
Biogen, Inc. 5.75% 5/15/35	1,100,000	1,157,791
Gilead Sciences, Inc.
2.60% 10/1/40	2,386,000	1,765,092
3.65% 3/1/26	160,000	159,929
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	460,000	410,374
		5,843,811
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials–0.01%
Carrier Global Corp. 3.58% 4/5/50	24,000	$17,669
Masco Corp.
2.00% 10/1/30	56,000	49,966
6.50% 8/15/32	80,000	87,412
Trane Technologies Financing Ltd. 5.25% 3/3/33	150,000	156,213
		311,260
Chemicals–0.16%
CF Industries, Inc. 5.30% 11/26/35	740,000	737,436
DuPont de Nemours, Inc.
5.32% 11/15/38	626,000	627,310
5.42% 11/15/48	139,000	132,184
EIDP, Inc. 5.13% 5/15/32	2,120,000	2,175,155
International Flavors & Fragrances, Inc. 2.30% 11/1/30	2,220,000	2,003,111
Ma'aden Sukuk Ltd. 5.25% 2/13/30	297,000	304,741
		5,979,937
Commercial Services–0.39%
DP World Ltd.
4.70% 9/30/49	1,030,000	889,764
5.63% 9/25/48	3,080,000	3,018,758
Element Fleet Management Corp.
5.04% 3/25/30	1,825,000	1,865,177
6.27% 6/26/26	235,000	237,082
6.32% 12/4/28	990,000	1,044,107
ERAC USA Finance LLC
5.63% 3/15/42	12,000	12,154
7.00% 10/15/37	160,000	185,303
Ford Foundation 2.82% 6/1/70	90,000	50,739
Global Payments, Inc.
2.90% 5/15/30	48,000	44,527
2.90% 11/15/31	92,000	82,452
3.20% 8/15/29	236,000	225,036
5.30% 8/15/29	91,000	93,077
5.55% 11/15/35	4,050,000	4,025,425
Pepperdine University 3.30% 12/1/59	110,000	69,660
Quanta Services, Inc.
2.35% 1/15/32	270,000	237,787
2.90% 10/1/30	360,000	336,947
5.10% 8/9/35	1,830,000	1,833,917
University of Miami 4.06% 4/1/52	120,000	96,118
University of Southern California 3.23% 10/1/20	110,000	63,389
		14,411,419
LVIP JPMorgan Core Bond Fund-21

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers–0.37%
Accenture Capital, Inc.
4.05% 10/4/29	435,000	$436,576
4.25% 10/4/31	3,313,000	3,315,598
4.50% 10/4/34	1,637,000	1,613,698
Apple, Inc.
2.70% 8/5/51	965,000	600,625
3.45% 2/9/45	82,000	63,586
3.75% 9/12/47	140,000	110,591
CGI, Inc. 2.30% 9/14/31	370,000	327,907
Dell International LLC/EMC Corp.
4.90% 10/1/26	292,000	293,355
5.25% 2/1/28	287,000	293,466
5.30% 4/1/32	3,180,000	3,270,693
6.02% 6/15/26	26,000	26,114
Leidos, Inc.
2.30% 2/15/31	1,370,000	1,232,647
5.40% 3/15/32	862,000	896,573
5.50% 3/15/35	1,173,000	1,219,037
5.75% 3/15/33	150,000	158,936
		13,859,402
Cosmetics & Personal Care–0.06%
Haleon U.S. Capital LLC
3.38% 3/24/27	590,000	585,672
3.63% 3/24/32	640,000	608,827
Kenvue, Inc. 4.90% 3/22/33	930,000	948,980
		2,143,479
Distribution/Wholesale–0.00%
WW Grainger, Inc. 4.60% 6/15/45	77,000	69,495
		69,495
Diversified Financial Services–1.02%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	2,140,000	2,110,913
3.00% 10/29/28	1,771,000	1,716,964
3.30% 1/30/32	4,205,000	3,882,558
5.00% 11/15/35	480,000	474,261
5.10% 1/19/29	364,000	372,115
6.10% 1/15/27	440,000	448,319
Air Lease Corp.
2.88% 1/15/26	1,958,000	1,956,944
3.00% 2/1/30	799,000	748,969
4.63% 10/1/28	286,000	287,083
5.10% 3/1/29	207,000	210,164
Aircastle Ltd./Aircastle Ireland DAC
5.00% 9/15/30	709,000	715,556
5.25% 3/15/30	1,080,000	1,102,542
μAmerican Express Co.
4.80% 10/24/36	1,670,000	1,649,022
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
μAmerican Express Co. (continued)
4.92% 7/20/33	770,000	$783,626
5.10% 2/16/28	1,300,000	1,315,100
5.44% 1/30/36	1,275,000	1,324,304
Aviation Capital Group LLC
3.50% 11/1/27	1,376,000	1,354,940
4.80% 10/24/30	1,412,000	1,412,534
5.13% 4/10/30	1,120,000	1,137,180
5.38% 7/15/29	607,000	621,371
Avolon Holdings Funding Ltd.
2.13% 2/21/26	160,000	159,478
2.53% 11/18/27	395,000	382,941
4.25% 4/15/26	245,000	244,941
4.38% 5/1/26	1,525,000	1,525,465
4.70% 1/30/31	1,270,000	1,261,825
4.95% 1/15/28	1,316,000	1,331,430
5.15% 1/15/30	1,750,000	1,778,661
Blackstone Holdings Finance Co. LLC 4.45% 7/15/45	21,000	18,121
μCapital One Financial Corp.
1.88% 11/2/27	74,000	72,606
2.62% 11/2/32	235,000	210,599
5.20% 9/11/36	1,815,000	1,805,845
5.70% 2/1/30	990,000	1,029,304
Intercontinental Exchange, Inc. 4.25% 9/21/48	230,000	191,660
LSEG Finance PLC 2.00% 4/6/28	475,000	454,373
Macquarie Airfinance Holdings Ltd.
5.15% 3/17/30	1,297,000	1,314,795
5.20% 3/27/28	770,000	781,626
Mitsubishi HC Finance America LLC 5.81% 9/12/28	210,000	218,009
Nasdaq, Inc. 5.55% 2/15/34	109,000	114,465
Nomura Holdings, Inc.
2.68% 7/16/30	200,000	184,882
6.07% 7/12/28	800,000	834,348
Nuveen LLC 4.00% 11/1/28	160,000	160,026
OneSky Loan Trust 3.88% 1/15/31	517,047	499,467
		38,199,332
Electric–2.35%
AEP Texas, Inc.
3.45% 1/15/50	156,000	106,520
4.15% 5/1/49	133,000	102,243
5.40% 6/1/33	219,000	226,093
AEP Transmission Co. LLC 3.15% 9/15/49	35,000	23,660
AES Corp. 5.80% 3/15/32	1,600,000	1,640,782
Alabama Power Co. 6.13% 5/15/38	62,000	67,411
LVIP JPMorgan Core Bond Fund-22

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Ameren Illinois Co. 3.25% 3/15/50	185,000	$126,798
American Electric Power Co., Inc. 2.30% 3/1/30	260,000	240,249
American Transmission Systems, Inc. 2.65% 1/15/32	240,000	215,950
Appalachian Power Co. 3.70% 5/1/50	209,000	151,600
Atlantic City Electric Co. 4.00% 10/15/28	147,000	147,211
Baltimore Gas & Electric Co.
2.90% 6/15/50	110,000	70,361
5.40% 6/1/53	385,000	370,159
5.65% 6/1/54	850,000	844,012
Berkshire Hathaway Energy Co. 2.85% 5/15/51	923,000	572,556
CenterPoint Energy Houston Electric LLC
2.90% 7/1/50	200,000	128,823
3.95% 3/1/48	10,000	7,955
CenterPoint Energy, Inc. 1.45% 6/1/26	230,000	227,524
Chile Electricity Lux MPC II SARL 5.58% 10/20/35	591,391	606,066
Chile Electricity Lux MPC SARL 6.01% 1/20/33	267,605	280,828
Cleveland Electric Illuminating Co.
3.50% 4/1/28	325,000	319,644
4.55% 11/15/30	65,000	64,649
CMS Energy Corp. 2.95% 2/15/27	47,000	46,366
Commonwealth Edison Co. 3.65% 6/15/46	30,000	22,919
Consolidated Edison Co. of New York, Inc.
3.35% 4/1/30	250,000	242,099
3.95% 4/1/50	200,000	155,719
4.50% 5/15/58	54,000	44,182
5.70% 6/15/40	38,000	39,582
Constellation Energy Generation LLC
5.60% 6/15/42	2,500,000	2,507,514
5.75% 10/1/41	1,144,000	1,166,096
5.75% 3/15/54	698,000	692,596
5.80% 3/1/33	66,000	70,434
6.25% 10/1/39	100,000	108,346
6.50% 10/1/53	330,000	359,526
Delmarva Power & Light Co. 4.15% 5/15/45	50,000	42,123
DTE Electric Co.
3.65% 3/1/52	226,000	166,382
5.40% 4/1/53	185,000	179,529
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
DTE Electric Securitization Funding II LLC 6.09% 9/1/38	950,000	$1,026,349
DTE Energy Co.
4.88% 6/1/28	350,000	356,062
5.10% 3/1/29	614,000	629,194
Duke Energy Carolinas LLC 4.95% 1/15/33	2,444,000	2,517,260
Duke Energy Corp.
2.65% 9/1/26	100,000	99,147
3.15% 8/15/27	240,000	237,007
5.70% 9/15/55	1,310,000	1,272,868
5.80% 6/15/54	1,500,000	1,483,182
6.10% 9/15/53	880,000	911,530
Duke Energy Ohio, Inc. 3.70% 6/15/46	46,000	35,018
Duke Energy Progress LLC 3.70% 10/15/46	54,000	41,156
Duquesne Light Holdings, Inc.
2.53% 10/1/30	210,000	190,773
3.62% 8/1/27	160,000	157,777
Electricite de France SA 5.95% 4/22/34	960,000	1,020,346
Emera U.S. Finance LP 4.75% 6/15/46	130,000	110,957
Enel Finance International NV 5.00% 9/30/35	1,740,000	1,728,314
Entergy Arkansas LLC 4.20% 4/1/49	906,000	731,358
Entergy Corp. 2.95% 9/1/26	21,000	20,844
Entergy Louisiana LLC
2.40% 10/1/26	59,000	58,414
2.90% 3/15/51	130,000	81,396
3.05% 6/1/31	38,000	35,626
4.00% 3/15/33	40,000	38,556
5.80% 3/15/55	2,355,000	2,366,678
Entergy Mississippi LLC 3.85% 6/1/49	135,000	102,936
Entergy Texas, Inc.
3.55% 9/30/49	309,000	220,299
5.80% 9/1/53	100,000	99,785
Evergy Metro, Inc.
4.20% 3/15/48	50,000	40,863
5.40% 4/1/34	80,000	83,223
Evergy Missouri West Storm Funding I LLC 5.10% 12/1/40	1,401,881	1,437,647
Evergy, Inc. 2.90% 9/15/29	90,000	85,761
Eversource Energy 3.38% 3/1/32	310,000	286,664
Exelon Corp.
5.30% 3/15/33	300,000	311,502
5.45% 3/15/34	1,140,000	1,185,279
LVIP JPMorgan Core Bond Fund-23

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Fells Point Funding Trust 3.05% 1/31/27	1,585,000	$1,565,848
FirstEnergy Corp. 3.90% 7/15/27	1,610,000	1,603,577
FirstEnergy Pennsylvania Electric Co. 3.25% 3/15/28	19,000	18,617
Florida Power & Light Co.
5.30% 4/1/53	210,000	201,102
5.40% 9/1/35	50,000	51,853
5.80% 3/15/65	880,000	893,945
Fortis, Inc. 3.06% 10/4/26	85,000	84,298
ITC Holdings Corp.
2.95% 5/14/30	100,000	94,389
5.30% 7/1/43	1,405,000	1,352,531
Jersey Central Power & Light Co.
5.10% 1/15/35	430,000	434,830
6.15% 6/1/37	30,000	32,447
Massachusetts Electric Co. 4.00% 8/15/46	56,000	44,172
MidAmerican Energy Co.
3.65% 4/15/29	820,000	810,273
5.85% 9/15/54	220,000	226,315
Monongahela Power Co. 5.85% 2/15/34	140,000	147,954
Nevada Power Co.
3.70% 5/1/29	100,000	98,496
6.00% 3/15/54	160,000	163,934
New England Power Co. 3.80% 12/5/47	45,000	34,463
New York State Electric & Gas Corp. 3.25% 12/1/26	50,000	49,634
NextEra Energy Capital Holdings, Inc.
3.55% 5/1/27	27,000	26,839
5.25% 2/28/53	170,000	158,263
5.55% 3/15/54	2,836,000	2,739,282
Niagara Mohawk Power Corp.
1.96% 6/27/30	250,000	226,032
6.00% 7/3/55	820,000	830,651
NRG Energy, Inc.
2.45% 12/2/27	210,000	202,938
4.45% 6/15/29	110,000	109,514
4.73% 10/15/30	3,405,000	3,409,314
Ohio Power Co. 5.00% 6/1/33	345,000	349,557
Oncor Electric Delivery Co. LLC 3.10% 9/15/49	215,000	142,652
Pacific Gas & Electric Co.
2.10% 8/1/27	140,000	135,723
2.50% 2/1/31	360,000	323,986
2.95% 3/1/26	595,000	593,517
3.30% 8/1/40	720,000	545,006
3.50% 8/1/50	180,000	121,374
3.75% 8/15/42	33,000	24,969
4.00% 12/1/46	230,000	172,271
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Pacific Gas & Electric Co. (continued)
4.30% 3/15/45	55,000	$43,628
5.70% 3/1/35	3,045,000	3,130,458
5.80% 5/15/34	2,890,000	3,001,460
6.00% 8/15/35	2,620,000	2,749,159
6.40% 6/15/33	488,000	526,257
6.75% 1/15/53	15,000	15,953
PECO Energy Co. 2.80% 6/15/50	100,000	62,584
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13% 5/15/27	990,000	986,934
5.45% 5/21/28	490,000	501,854
6.15% 5/21/48	2,820,000	2,863,981
PG&E Recovery Funding LLC
5.23% 6/1/42	1,570,000	1,587,463
5.53% 6/1/51	1,865,000	1,862,401
5.54% 7/15/49	245,000	245,678
PG&E Wildfire Recovery Funding LLC
4.26% 6/1/38	160,000	155,583
5.10% 6/1/54	205,000	190,998
5.21% 12/1/49	110,000	106,120
Potomac Electric Power Co. 6.50% 11/15/37	75,000	84,120
PPL Electric Utilities Corp. 5.25% 5/15/53	225,000	215,571
Public Service Co. of Oklahoma
5.20% 1/15/35	310,000	313,352
5.25% 1/15/33	280,000	287,329
6.63% 11/15/37	175,000	191,794
Public Service Electric & Gas Co.
3.00% 3/1/51	1,785,000	1,168,630
5.38% 11/1/39	28,000	28,389
Public Service Enterprise Group, Inc. 5.45% 4/1/34	870,000	898,763
Puget Energy, Inc. 5.73% 3/15/35	650,000	667,001
San Diego Gas & Electric Co. 5.35% 5/15/35	70,000	72,136
SCE Recovery Funding LLC
4.70% 6/15/42	233,033	231,748
5.11% 12/14/49	110,000	103,838
5.34% 3/15/47	1,375,000	1,373,687
Sierra Pacific Power Co. 5.90% 3/15/54	290,000	289,044
Sigeco Securitization I LLC 5.03% 11/15/38	221,265	226,762
Southern California Edison Co.
3.65% 3/1/28	80,000	79,077
LVIP JPMorgan Core Bond Fund-24

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Southern California Edison Co. (continued)
4.05% 3/15/42	100,000	$79,529
5.55% 1/15/36	80,000	80,225
5.70% 3/1/53	115,000	106,727
5.75% 4/15/54	1,500,000	1,406,304
5.88% 12/1/53	290,000	277,673
5.90% 3/1/55	735,000	709,585
Southern Co. 5.20% 6/15/33	1,620,000	1,664,434
Southern Power Co. 5.15% 9/15/41	50,000	48,143
Southwestern Electric Power Co. 4.10% 9/15/28	1,547,000	1,545,916
Tampa Electric Co. 4.45% 6/15/49	100,000	83,511
Toledo Edison Co. 6.15% 5/15/37	50,000	54,401
Union Electric Co.
5.20% 4/1/34	1,580,000	1,626,890
5.45% 3/15/53	250,000	240,962
Virginia Electric & Power Co.
5.65% 3/15/55	2,800,000	2,741,460
6.35% 11/30/37	70,000	76,854
Vistra Operations Co. LLC
5.70% 12/30/34	425,000	438,669
6.00% 4/15/34	1,082,000	1,138,624
6.95% 10/15/33	1,526,000	1,700,480
WEC Energy Group, Inc. 5.60% 9/12/26	155,000	156,551
		87,847,534
Electrical Components & Equipment–0.02%
Emerson Electric Co. 2.80% 12/21/51	1,120,000	712,330
		712,330
Electronics–0.10%
Amphenol Corp.
2.20% 9/15/31	622,000	555,565
5.30% 11/15/55	2,010,000	1,920,181
Honeywell International, Inc. 5.25% 3/1/54	1,160,000	1,096,312
		3,572,058
Food–0.46%
Bimbo Bakeries USA, Inc.
4.00% 5/17/51	290,000	220,893
5.38% 1/9/36	200,000	205,042
6.05% 1/15/29	200,000	209,095
6.40% 1/15/34	605,000	659,524
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
6.50% 12/1/52	320,000	329,898
6.75% 3/15/34	381,000	420,929
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50% 1/15/36	2,629,000	$2,671,479
6.25% 3/1/56	551,000	548,400
6.38% 4/15/66	2,295,000	2,285,078
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 6.38% 2/25/55	1,225,000	1,245,323
Kraft Heinz Foods Co.
4.38% 6/1/46	153,000	126,396
4.63% 10/1/39	200,000	182,654
Kroger Co.
2.20% 5/1/30	500,000	460,004
5.00% 9/15/34	460,000	462,541
5.40% 7/15/40	18,000	17,927
5.50% 9/15/54	350,000	333,305
Mars, Inc.
4.80% 3/1/30	840,000	858,449
5.20% 3/1/35	740,000	760,594
5.65% 5/1/45	2,804,000	2,826,474
5.70% 5/1/55	1,122,000	1,117,656
McCormick & Co., Inc. 2.50% 4/15/30	342,000	317,921
Tyson Foods, Inc. 5.70% 3/15/34	880,000	927,777
		17,187,359
Gas–0.16%
Atmos Energy Corp.
2.85% 2/15/52	417,000	258,343
4.13% 10/15/44	50,000	42,161
4.13% 3/15/49	155,000	123,814
5.00% 12/15/54	943,000	857,679
5.90% 11/15/33	1,000,000	1,080,996
Boston Gas Co. 4.49% 2/15/42	22,000	18,834
Brooklyn Union Gas Co. 4.27% 3/15/48	80,000	63,786
NiSource, Inc.
1.70% 2/15/31	190,000	166,727
5.20% 7/1/29	1,100,000	1,134,069
ONE Gas, Inc. 2.00% 5/15/30	200,000	182,940
Piedmont Natural Gas Co., Inc. 3.50% 6/1/29	200,000	195,499
Southern California Gas Co.
2.55% 2/1/30	195,000	183,780
6.35% 11/15/52	200,000	216,176
Southern Co. Gas Capital Corp.
3.25% 6/15/26	17,000	16,939
3.95% 10/1/46	21,000	16,430
4.40% 6/1/43	42,000	35,954
5.10% 9/15/35	945,000	952,240
5.75% 9/15/33	220,000	233,121
LVIP JPMorgan Core Bond Fund-25

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas (continued)
Southern Co. Gas Capital Corp. (continued)
5.88% 3/15/41	96,000	$99,100
Southwest Gas Corp. 3.80% 9/29/46	44,000	33,316
		5,911,904
Health Care Products–0.14%
Abbott Laboratories 4.75% 11/30/36	620,000	623,808
Boston Scientific Corp. 4.55% 3/1/39	49,000	46,655
DH Europe Finance II SARL 3.25% 11/15/39	184,000	150,711
GE HealthCare Technologies, Inc.
4.80% 1/15/31	279,000	284,157
5.50% 6/15/35	273,000	283,630
Medtronic, Inc. 4.63% 3/15/45	100,000	91,521
Solventum Corp. 5.60% 3/23/34	1,410,000	1,467,094
Thermo Fisher Scientific, Inc. 2.00% 10/15/31	330,000	294,513
Zimmer Biomet Holdings, Inc. 5.50% 2/19/35	2,065,000	2,141,518
		5,383,607
Health Care Services–0.59%
Ascension Health 2.53% 11/15/29	190,000	179,597
Children's Hospital 2.93% 7/15/50	180,000	115,589
Cigna Group
4.90% 12/15/48	700,000	624,075
5.25% 1/15/36	3,400,000	3,461,221
CommonSpirit Health
2.78% 10/1/30	145,000	134,939
3.91% 10/1/50	140,000	104,561
Elevance Health, Inc.
3.65% 12/1/27	330,000	328,422
4.10% 3/1/28	55,000	55,052
4.10% 5/15/32	600,000	583,829
4.55% 5/15/52	490,000	405,481
Hackensack Meridian Health, Inc.
2.68% 9/1/41	390,000	282,794
2.88% 9/1/50	230,000	148,260
HCA, Inc.
3.63% 3/15/32	521,000	492,100
4.90% 11/15/35	1,370,000	1,351,267
5.13% 6/15/39	125,000	120,714
5.25% 3/1/30	1,635,000	1,687,854
5.45% 9/15/34	2,877,000	2,960,562
5.50% 6/15/47	245,000	231,527
5.75% 3/1/35	1,249,000	1,310,962
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
HCA, Inc. (continued)
5.95% 9/15/54	550,000	$543,343
6.10% 4/1/64	2,435,000	2,412,127
Memorial Health Services 3.45% 11/1/49	245,000	173,965
MyMichigan Health 3.41% 6/1/50	80,000	55,476
Northwestern Memorial Healthcare Obligated Group 2.63% 7/15/51	882,000	538,266
Quest Diagnostics, Inc. 3.45% 6/1/26	17,000	16,960
Roche Holdings, Inc. 2.61% 12/13/51	970,000	591,607
Sutter Health 5.55% 8/15/53	400,000	396,721
Texas Health Resources 2.33% 11/15/50	140,000	80,118
UnitedHealth Group, Inc.
2.30% 5/15/31	120,000	108,217
2.90% 5/15/50	380,000	242,633
3.13% 5/15/60	80,000	48,281
3.25% 5/15/51	140,000	94,491
3.70% 8/15/49	1,770,000	1,314,198
3.88% 8/15/59	490,000	351,718
5.05% 4/15/53	320,000	288,632
5.88% 2/15/53	140,000	141,168
Yale-New Haven Health Services Corp. 2.50% 7/1/50	200,000	116,834
		22,093,561
Insurance–0.56%
Aon Corp./Aon Global Holdings PLC
2.90% 8/23/51	1,089,000	677,339
5.00% 9/12/32	1,068,000	1,093,925
Aon North America, Inc.
5.30% 3/1/31	439,000	457,662
5.45% 3/1/34	1,690,000	1,756,274
5.75% 3/1/54	620,000	616,853
Athene Global Funding 2.95% 11/12/26	515,000	509,639
Athene Holding Ltd. 6.63% 5/19/55	550,000	560,164
Berkshire Hathaway Finance Corp.
3.85% 3/15/52	210,000	161,596
4.25% 1/15/49	910,000	762,997
4.30% 5/15/43	62,000	55,119
Brown & Brown, Inc.
2.38% 3/15/31	460,000	412,442
6.25% 6/23/55	1,570,000	1,632,513
Chubb INA Holdings LLC 3.35% 5/3/26	450,000	449,154
CNO Global Funding 5.88% 6/4/27	2,350,000	2,401,942
LVIP JPMorgan Core Bond Fund-26

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Corebridge Financial, Inc.
3.65% 4/5/27	185,000	$183,829
3.85% 4/5/29	130,000	127,885
Corebridge Global Funding 4.90% 8/21/32	745,000	749,484
F&G Annuities & Life, Inc. 6.50% 6/4/29	625,000	651,113
F&G Global Funding 1.75% 6/30/26	185,000	182,714
Guardian Life Insurance Co. of America 4.85% 1/24/77	21,000	17,212
Hartford Insurance Group, Inc. 4.30% 4/15/43	70,000	60,163
Marsh & McLennan Cos., Inc. 5.35% 11/15/44	1,055,000	1,032,317
MetLife, Inc.
4.13% 8/13/42	28,000	23,873
6.40% 12/15/66	1,220,000	1,280,009
Mutual of Omaha Cos Global Funding 5.80% 7/27/26	250,000	252,498
New York Life Global Funding
2.35% 7/14/26	65,000	64,480
5.45% 9/18/26	845,000	854,169
New York Life Insurance Co. 4.45% 5/15/69	105,000	81,795
μPacific Life Insurance Co. 4.30% 10/24/67	134,000	107,599
Pine Street Trust III 6.22% 5/15/54	1,000,000	1,013,741
Principal Financial Group, Inc.
3.70% 5/15/29	30,000	29,498
4.11% 2/15/28	825,000	823,175
Prudential Financial, Inc.
3.70% 3/13/51	773,000	576,890
3.91% 12/7/47	61,000	47,962
Prudential Funding Asia PLC 3.13% 4/14/30	1,200,000	1,150,302
Teachers Insurance & Annuity Association of America 4.27% 5/15/47	50,000	41,037
		20,899,364
Internet–0.54%
Alibaba Group Holding Ltd. 5.25% 5/26/35	771,000	802,896
Amazon.com, Inc.
2.10% 5/12/31	750,000	677,563
2.50% 6/3/50	5,570,000	3,329,070
3.15% 8/22/27	1,030,000	1,021,631
3.30% 4/13/27	210,000	209,109
3.95% 4/13/52	390,000	304,371
4.05% 8/22/47	460,000	377,862
4.25% 8/22/57	150,000	120,178
4.95% 12/5/44	480,000	461,592
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Meta Platforms, Inc.
3.85% 8/15/32	593,000	$575,246
4.88% 11/15/35	2,900,000	2,896,114
5.40% 8/15/54	1,731,000	1,610,376
5.50% 11/15/45	2,890,000	2,806,245
5.63% 11/15/55	1,965,000	1,885,950
Prosus NV
3.68% 1/21/30	600,000	576,014
4.03% 8/3/50	2,720,000	1,881,967
Uber Technologies, Inc. 4.80% 9/15/34	615,000	614,822
		20,151,006
Machinery Diversified–0.00%
nVent Finance SARL 4.55% 4/15/28	75,000	75,420
Xylem, Inc. 2.25% 1/30/31	110,000	99,807
		175,227
Media–0.42%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 3/1/42	475,000	329,527
3.85% 4/1/61	651,000	387,938
4.80% 3/1/50	980,000	736,176
5.13% 7/1/49	1,160,000	907,758
5.38% 4/1/38	1,308,000	1,205,976
5.50% 4/1/63	480,000	378,217
5.85% 12/1/35	505,000	503,775
Comcast Corp.
2.80% 1/15/51	930,000	538,759
2.89% 11/1/51	1,196,000	699,413
2.94% 11/1/56	481,000	270,262
2.99% 11/1/63	206,000	111,425
3.15% 3/1/26	840,000	839,713
3.40% 4/1/30	570,000	552,809
3.45% 2/1/50	400,000	267,425
4.00% 3/1/48	110,000	82,742
4.00% 11/1/49	152,000	112,082
4.25% 1/15/33	167,000	163,297
5.17% 1/15/37	4,338,000	4,277,132
Cox Communications, Inc.
2.95% 10/1/50	180,000	100,155
3.35% 9/15/26	67,000	66,646
Time Warner Cable Enterprises LLC 8.38% 7/15/33	90,000	103,854
Time Warner Cable LLC
5.50% 9/1/41	100,000	87,765
6.55% 5/1/37	250,000	255,115
6.75% 6/15/39	521,000	526,971
7.30% 7/1/38	1,695,000	1,815,651
LVIP JPMorgan Core Bond Fund-27

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Walt Disney Co. 6.65% 11/15/37	350,000	$399,657
		15,720,240
Mining–0.19%
Anglo American Capital PLC
4.75% 4/10/27	430,000	433,295
5.75% 4/5/34	2,465,000	2,585,553
Barrick North America Finance LLC 5.70% 5/30/41	1,070,000	1,090,231
Corp. Nacional del Cobre de Chile 6.44% 1/26/36	863,000	935,816
Glencore Funding LLC
2.50% 9/1/30	750,000	687,213
4.00% 3/27/27	400,000	399,597
5.63% 4/4/34	1,020,000	1,065,688
		7,197,393
Miscellaneous Manufacturing–0.09%
Eaton Corp. 4.15% 11/2/42	780,000	675,241
Parker-Hannifin Corp. 4.45% 11/21/44	30,000	26,336
Siemens Funding BV
4.60% 5/28/30	320,000	326,560
4.90% 5/28/32	404,000	416,839
Textron, Inc. 5.50% 5/15/35	1,800,000	1,864,552
		3,309,528
Oil & Gas–0.80%
BP Capital Markets America, Inc.
2.72% 1/12/32	630,000	573,787
2.77% 11/10/50	370,000	227,797
2.94% 6/4/51	345,000	219,515
3.00% 3/17/52	135,000	86,353
5.23% 11/17/34	1,270,000	1,310,163
μBP Capital Markets PLC 4.88% 3/22/30	507,000	504,381
Chevron Corp.
2.00% 5/11/27	200,000	195,607
3.08% 5/11/50	460,000	311,904
Chevron USA, Inc. 3.85% 1/15/28	500,000	500,763
ConocoPhillips Co.
5.00% 1/15/35	651,000	660,016
5.05% 9/15/33	1,434,000	1,475,237
5.50% 1/15/55	495,000	473,493
Continental Resources, Inc.
4.38% 1/15/28	1,520,000	1,517,025
5.75% 1/15/31	20,000	20,508
Coterra Energy, Inc. 5.40% 2/15/35	1,165,000	1,182,468
Devon Energy Corp.
4.50% 1/15/30	640,000	641,826
4.75% 5/15/42	150,000	129,696
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Devon Energy Corp. (continued)
5.60% 7/15/41	940,000	$909,322
Diamondback Energy, Inc.
3.13% 3/24/31	1,150,000	1,074,574
3.50% 12/1/29	1,400,000	1,358,110
Eni USA, Inc. 7.30% 11/15/27	50,000	52,841
EOG Resources, Inc.
5.00% 7/15/32	1,061,000	1,086,766
5.95% 7/15/55	309,000	314,679
EQT Corp.
3.90% 10/1/27	45,000	44,795
7.00% 2/1/30	680,000	738,584
Exxon Mobil Corp.
3.00% 8/16/39	405,000	324,098
3.45% 4/15/51	570,000	408,754
4.33% 3/19/50	90,000	75,435
KazMunayGas National Co. JSC
5.38% 4/24/30	800,000	816,430
5.75% 4/19/47	2,050,000	1,937,010
Pertamina Persero PT 6.00% 5/3/42	1,360,000	1,384,704
Pioneer Natural Resources Co.
1.13% 1/15/26	160,000	159,830
1.90% 8/15/30	920,000	833,237
2.15% 1/15/31	5,390,000	4,888,413
Shell Finance U.S., Inc.
2.38% 11/7/29	150,000	141,476
3.25% 4/6/50	1,890,000	1,303,076
Shell International Finance BV 2.88% 5/10/26	610,000	608,079
Suncor Energy, Inc.
5.95% 12/1/34	60,000	63,475
6.80% 5/15/38	79,000	87,232
TotalEnergies Capital International SA
2.99% 6/29/41	350,000	264,763
3.13% 5/29/50	260,000	173,302
3.46% 7/12/49	145,000	103,536
Woodside Finance Ltd. 5.70% 5/19/32	570,000	593,114
		29,776,174
Oil & Gas Services–0.00%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 3.14% 11/7/29	180,000	173,657
		173,657
LVIP JPMorgan Core Bond Fund-28

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers–0.09%
Graphic Packaging International LLC 1.51% 4/15/26	284,000	$281,409
Packaging Corp. of America
4.05% 12/15/49	155,000	122,870
5.20% 8/15/35	1,225,000	1,243,739
Smurfit Westrock Financing DAC 5.42% 1/15/35	1,505,000	1,549,619
WRKCo, Inc. 3.90% 6/1/28	35,000	34,817
		3,232,454
Pharmaceuticals–0.58%
AbbVie, Inc.
2.95% 11/21/26	530,000	525,871
4.05% 11/21/39	510,000	455,259
4.25% 11/21/49	1,190,000	980,030
4.40% 11/6/42	370,000	329,116
4.50% 5/14/35	100,000	98,139
4.55% 3/15/35	60,000	59,069
4.85% 6/15/44	200,000	185,245
4.88% 11/14/48	110,000	100,152
5.05% 3/15/34	455,000	467,597
AstraZeneca PLC 6.45% 9/15/37	50,000	56,990
Becton Dickinson & Co.
4.67% 6/6/47	75,000	65,302
4.69% 12/15/44	340,000	301,198
Bristol-Myers Squibb Co.
2.35% 11/13/40	175,000	124,474
3.70% 3/15/52	714,000	524,614
4.13% 6/15/39	114,000	103,490
4.25% 10/26/49	859,000	701,853
4.55% 2/20/48	707,000	611,646
5.55% 2/22/54	113,000	110,974
Cardinal Health, Inc. 5.15% 9/15/35	2,895,000	2,942,060
Cencora, Inc.
5.13% 2/15/34	1,550,000	1,589,884
5.15% 2/15/35	2,185,000	2,233,190
CVS Health Corp.
1.88% 2/28/31	180,000	157,931
2.13% 9/15/31	590,000	518,294
3.63% 4/1/27	230,000	228,732
3.75% 4/1/30	740,000	722,578
4.30% 3/25/28	1,271,000	1,275,209
5.13% 7/20/45	840,000	758,358
5.25% 2/21/33	330,000	339,762
♦CVS Pass-Through Trust
4.70% 1/10/36	117,114	108,705
5.93% 1/10/34	52,166	53,475
7.51% 1/10/32	43,540	46,213
8.35% 7/10/31	43,336	47,187
Eli Lilly & Co.
4.70% 2/9/34	210,000	212,897
4.95% 2/27/63	210,000	189,368
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Johnson & Johnson 2.10% 9/1/40	1,390,000	$979,754
Merck & Co., Inc.
2.75% 12/10/51	170,000	105,200
2.90% 12/10/61	245,000	142,398
4.00% 3/7/49	220,000	176,051
Pfizer Investment Enterprises Pte. Ltd. 5.30% 5/19/53	515,000	487,641
Pfizer, Inc. 2.70% 5/28/50	760,000	473,718
Takeda Pharmaceutical Co. Ltd.
3.03% 7/9/40	273,000	208,967
3.18% 7/9/50	1,044,000	696,252
5.65% 7/5/44	386,000	388,478
Utah Acquisition Sub, Inc. 3.95% 6/15/26	127,000	126,713
Viatris, Inc. 2.30% 6/22/27	589,000	572,133
		21,582,167
Pipelines–1.11%
Cameron LNG LLC 3.70% 1/15/39	188,000	160,206
Cheniere Energy Partners LP 5.55% 10/30/35	715,000	731,000
Cheniere Energy, Inc. 5.65% 4/15/34	710,000	736,540
Columbia Pipelines Holding Co. LLC 5.10% 10/1/31	421,000	428,105
Columbia Pipelines Operating Co. LLC
5.44% 2/15/35	550,000	561,389
5.96% 2/15/55	555,000	546,718
6.04% 11/15/33	810,000	867,071
6.54% 11/15/53	1,230,000	1,309,722
Eastern Energy Gas Holdings LLC 6.20% 1/15/55	655,000	676,899
Eastern Gas Transmission & Storage, Inc. 3.90% 11/15/49	137,000	99,666
Enbridge, Inc.
4.90% 6/20/30	340,000	347,584
5.25% 4/5/27	590,000	598,145
5.55% 6/20/35	533,000	551,442
5.63% 4/5/34	1,850,000	1,931,259
5.70% 3/8/33	260,000	273,855
Energy Transfer LP
3.75% 5/15/30	3,950,000	3,844,012
5.30% 4/1/44	50,000	45,350
5.40% 10/1/47	670,000	602,091
5.70% 4/1/35	2,000,000	2,070,253
5.95% 5/15/54	472,000	447,291
6.00% 6/15/48	335,000	324,875
6.05% 9/1/54	585,000	562,604
6.10% 12/1/28	565,000	593,462
6.10% 2/15/42	60,000	60,019
6.25% 4/15/49	340,000	336,503
LVIP JPMorgan Core Bond Fund-29

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Enterprise Products Operating LLC
3.20% 2/15/52	981,000	$650,720
3.30% 2/15/53	1,462,000	976,235
5.55% 2/16/55	384,000	372,137
7.55% 4/15/38	206,000	247,804
Galaxy Pipeline Assets Bidco Ltd. 2.94% 9/30/40	216,595	184,246
Gray Oak Pipeline LLC 3.45% 10/15/27	372,000	367,655
Greensaif Pipelines Bidco SARL 6.51% 2/23/42	338,000	368,527
Kinder Morgan Energy Partners LP 5.50% 3/1/44	440,000	421,514
Kinder Morgan, Inc.
5.20% 6/1/33	315,000	324,139
5.20% 3/1/48	70,000	63,906
5.55% 6/1/45	550,000	531,752
MPLX LP
4.70% 4/15/48	550,000	457,117
5.50% 6/1/34	1,580,000	1,611,902
5.50% 2/15/49	470,000	431,603
NGPL PipeCo LLC 3.25% 7/15/31	1,015,000	933,759
ONEOK Partners LP 6.65% 10/1/36	15,000	16,325
ONEOK, Inc.
4.75% 10/15/31	140,000	140,744
5.05% 11/1/34	256,000	253,714
5.55% 11/1/26	320,000	323,446
5.70% 11/1/54	419,000	390,481
5.80% 11/1/30	500,000	527,055
6.05% 9/1/33	1,030,000	1,095,693
6.63% 9/1/53	1,340,000	1,403,374
Plains All American Pipeline LP 5.95% 6/15/35	1,340,000	1,395,520
South Bow USA Infrastructure Holdings LLC
4.91% 9/1/27	335,000	338,064
5.03% 10/1/29	385,000	390,536
Targa Resources Corp.
4.90% 9/15/30	2,171,000	2,211,999
5.50% 2/15/35	1,425,000	1,459,701
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	1,023,000	1,023,254
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	1,214,000	1,144,861
Western Midstream Operating LP
4.05% 2/1/30	110,000	107,765
5.25% 2/1/50	990,000	847,490
Williams Cos., Inc.
4.90% 1/15/45	360,000	322,176
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Williams Cos., Inc. (continued)
5.60% 3/15/35	910,000	$946,383
5.65% 3/15/33	200,000	210,337
6.00% 3/15/55	350,000	355,774
		41,553,769
Private Equity–0.03%
Blackstone Reg Finance Co. LLC 5.00% 12/6/34	872,000	879,600
Brookfield Finance, Inc.
3.90% 1/25/28	55,000	54,806
4.70% 9/20/47	9,000	7,788
4.85% 3/29/29	54,000	54,852
		997,046
Real Estate Investment Trusts–0.34%
Alexandria Real Estate Equities, Inc.
2.00% 5/18/32	240,000	202,923
3.80% 4/15/26	23,000	22,971
4.00% 2/1/50	125,000	93,232
American Tower Corp.
1.88% 10/15/30	275,000	245,644
2.10% 6/15/30	150,000	136,131
2.95% 1/15/51	85,000	54,073
3.10% 6/15/50	130,000	85,400
3.38% 10/15/26	44,000	43,765
3.70% 10/15/49	230,000	170,773
4.70% 12/15/32	2,990,000	2,990,648
American Tower Trust #1 3.65% 3/15/48	160,000	158,410
Brixmor Operating Partnership LP
2.25% 4/1/28	200,000	192,030
2.50% 8/16/31	105,000	94,378
COPT Defense Properties LP
2.25% 3/15/26	470,000	467,920
2.75% 4/15/31	326,000	297,357
Crown Castle, Inc.
4.00% 3/1/27	24,000	23,945
5.80% 3/1/34	665,000	697,158
DOC Dr. LLC 2.63% 11/1/31	130,000	116,879
Essex Portfolio LP
1.65% 1/15/31	200,000	174,540
2.65% 3/15/32	145,000	129,271
5.50% 4/1/34	420,000	435,021
Extra Space Storage LP
2.20% 10/15/30	300,000	271,412
4.00% 6/15/29	150,000	148,523
5.40% 2/1/34	1,004,000	1,030,335
Goodman U.S. Finance Three LLC 3.70% 3/15/28	43,000	42,556
Healthpeak OP LLC
2.13% 12/1/28	330,000	311,658
LVIP JPMorgan Core Bond Fund-30

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Healthpeak OP LLC (continued)
3.00% 1/15/30	90,000	$85,272
3.50% 7/15/29	132,000	128,299
Mid-America Apartments LP
1.70% 2/15/31	150,000	131,387
3.95% 3/15/29	230,000	228,629
NNN REIT, Inc.
3.60% 12/15/26	58,000	57,758
4.30% 10/15/28	150,000	150,876
5.50% 6/15/34	640,000	662,370
5.60% 10/15/33	150,000	156,670
Prologis LP
2.13% 10/15/50	150,000	80,703
2.88% 11/15/29	95,000	90,825
Safehold GL Holdings LLC 2.85% 1/15/32	400,000	360,304
UDR, Inc.
2.10% 8/1/32	160,000	136,702
2.95% 9/1/26	28,000	27,825
3.00% 8/15/31	25,000	23,145
3.20% 1/15/30	150,000	144,122
Ventas Realty LP
3.25% 10/15/26	25,000	24,861
3.85% 4/1/27	49,000	48,872
4.13% 1/15/26	9,000	8,999
VICI Properties LP 4.95% 2/15/30	748,000	756,978
VICI Properties LP/VICI Note Co., Inc. 4.63% 12/1/29	255,000	254,502
Welltower OP LLC 6.50% 3/15/41	125,000	139,255
WP Carey, Inc.
2.25% 4/1/33	180,000	151,777
4.25% 10/1/26	245,000	245,286
		12,732,370
Retail–0.16%
AutoZone, Inc. 1.65% 1/15/31	180,000	157,712
Costco Wholesale Corp.
1.38% 6/20/27	930,000	901,251
1.75% 4/20/32	380,000	329,626
Home Depot, Inc.
2.50% 4/15/27	320,000	314,850
3.63% 4/15/52	235,000	171,517
3.90% 6/15/47	90,000	71,566
4.88% 6/25/27	226,000	229,822
4.95% 6/25/34	592,000	605,488
McDonald's Corp.
4.20% 4/1/50	500,000	402,903
4.70% 12/9/35	60,000	59,557
4.88% 12/9/45	1,060,000	965,992
O'Reilly Automotive, Inc.
3.55% 3/15/26	80,000	79,906
3.60% 9/1/27	49,000	48,712
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Starbucks Corp.
4.80% 2/15/33	440,000	$445,493
4.90% 2/15/31	850,000	873,975
Walmart, Inc. 1.80% 9/22/31	180,000	160,398
		5,818,768
Savings & Loans–0.11%
μNationwide Building Society
3.96% 7/18/30	2,165,000	2,134,599
4.30% 3/8/29	525,000	525,614
5.54% 7/14/36	1,535,000	1,585,273
		4,245,486
Semiconductors–0.52%
Analog Devices, Inc. 2.80% 10/1/41	227,000	167,428
Broadcom, Inc.
1.95% 2/15/28	592,000	568,199
3.14% 11/15/35	2,778,000	2,392,374
3.19% 11/15/36	400,000	339,237
4.80% 2/15/36	854,000	842,682
4.90% 7/15/32	286,000	292,007
4.93% 5/15/37	650,000	641,555
5.05% 7/12/29	3,281,000	3,378,043
5.20% 7/15/35	357,000	365,770
Foundry JV Holdco LLC 6.10% 1/25/36	683,000	714,033
Intel Corp.
3.05% 8/12/51	800,000	491,946
3.10% 2/15/60	50,000	27,935
3.25% 11/15/49	800,000	511,073
3.73% 12/8/47	590,000	419,840
5.70% 2/10/53	100,000	93,096
KLA Corp.
3.30% 3/1/50	150,000	104,130
4.65% 7/15/32	520,000	527,579
Marvell Technology, Inc.
2.95% 4/15/31	360,000	333,426
5.45% 7/15/35	4,602,000	4,741,506
5.75% 2/15/29	380,000	396,260
NVIDIA Corp.
3.50% 4/1/50	1,570,000	1,161,876
3.70% 4/1/60	660,000	482,003
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25% 5/11/41	370,000	280,529
5.00% 1/15/33	140,000	142,216
		19,414,743
Software–0.51%
Fiserv, Inc.
3.20% 7/1/26	70,000	69,697
4.40% 7/1/49	65,000	51,000
5.15% 8/12/34	1,475,000	1,463,597
LVIP JPMorgan Core Bond Fund-31

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Intuit, Inc.
5.20% 9/15/33	350,000	$365,910
5.50% 9/15/53	110,000	108,342
Microsoft Corp.
2.53% 6/1/50	2,220,000	1,355,419
2.92% 3/17/52	820,000	537,130
3.04% 3/17/62	40,000	24,917
3.45% 8/8/36	20,000	18,264
Oracle Corp.
1.65% 3/25/26	2,010,000	1,997,327
2.88% 3/25/31	2,310,000	2,075,747
2.95% 4/1/30	120,000	110,780
3.60% 4/1/40	450,000	333,737
3.60% 4/1/50	4,830,000	3,008,659
4.00% 7/15/46	110,000	76,251
4.65% 5/6/30	540,000	535,269
4.80% 9/26/32	1,595,000	1,539,848
4.90% 2/6/33	310,000	298,342
5.88% 9/26/45	1,220,000	1,101,811
Roper Technologies, Inc. 4.90% 10/15/34	1,694,000	1,690,301
Synopsys, Inc. 5.70% 4/1/55	1,797,000	1,782,605
VMware LLC 1.40% 8/15/26	404,000	398,031
		18,942,984
Telecommunications–0.82%
AT&T, Inc.
1.65% 2/1/28	55,000	52,428
2.25% 2/1/32	1,460,000	1,280,429
2.30% 6/1/27	520,000	508,115
2.55% 12/1/33	1,090,000	930,283
3.50% 9/15/53	1,495,000	1,000,490
3.55% 9/15/55	226,000	150,435
3.65% 6/1/51	381,000	267,732
3.65% 9/15/59	160,000	105,514
3.80% 2/15/27	1,020,000	1,018,031
3.80% 12/1/57	200,000	137,568
5.38% 8/15/35	266,000	272,583
6.05% 8/15/56	264,000	265,551
6.30% 1/15/38	390,000	422,613
Corning, Inc. 3.90% 11/15/49	284,000	218,593
NTT Finance Corp. 5.17% 7/16/32	6,040,000	6,197,243
Rogers Communications, Inc. 5.30% 2/15/34	955,000	962,260
Telefonica Emisiones SA 5.21% 3/8/47	340,000	299,337
T-Mobile USA, Inc.
2.25% 11/15/31	680,000	602,277
2.55% 2/15/31	420,000	383,705
3.00% 2/15/41	1,358,000	1,011,911
3.30% 2/15/51	190,000	127,011
3.75% 4/15/27	1,278,000	1,273,985
3.88% 4/15/30	5,690,000	5,595,403
5.13% 5/15/32	234,000	240,803
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
T-Mobile USA, Inc. (continued)
5.75% 1/15/34	289,000	$306,171
5.88% 11/15/55	721,000	720,231
Verizon Communications, Inc.
2.36% 3/15/32	10,000	8,813
2.88% 11/20/50	647,000	401,122
3.40% 3/22/41	200,000	156,603
3.85% 11/1/42	680,000	545,230
4.00% 3/22/50	680,000	518,189
4.13% 8/15/46	480,000	384,742
4.40% 11/1/34	690,000	665,727
4.50% 8/10/33	2,680,000	2,637,540
5.25% 4/2/35	475,000	482,784
5.25% 3/16/37	430,000	432,825
Vodafone Group PLC 5.63% 2/10/53	35,000	33,509
		30,617,786
Transportation–0.02%
Burlington Northern Santa Fe LLC
4.38% 9/1/42	25,000	22,166
4.70% 9/1/45	35,000	31,587
Canadian Pacific Railway Co. 4.70% 5/1/48	197,000	173,393
CSX Corp.
3.35% 9/15/49	10,000	7,030
4.75% 11/15/48	108,000	96,015
5.50% 4/15/41	50,000	51,024
Norfolk Southern Corp.
3.95% 10/1/42	70,000	58,023
4.05% 8/15/52	40,000	31,042
Union Pacific Corp.
3.84% 3/20/60	270,000	194,784
4.10% 9/15/67	150,000	111,066
		776,130
Trucking & Leasing–0.02%
Avolon Holdings Funding Ltd. 4.90% 10/10/30	740,000	743,925
		743,925
Unknown B2–0.15%
Identity Digital Cap LLC 6.79% 3/20/65	5,400,000	5,456,700
		5,456,700
Water–0.00%
American Water Capital Corp.
3.45% 5/1/50	225,000	160,209
4.00% 12/1/46	52,000	41,820
		202,029
Total Corporate Bonds (Cost $863,941,668)		878,395,538
LVIP JPMorgan Core Bond Fund-32

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
MUNICIPAL BONDS–0.01%
New York State Dormitory Authority Series D 5.60% 3/15/40	30,000	$30,702
Ohio State University Series A 4.80% 6/1/11	98,000	80,786
Port Authority of New York & New Jersey 5.65% 11/1/40	130,000	138,507
Texas Natural Gas Securitization Finance Corp. 5.17% 4/1/41	275,000	280,459
Total Municipal Bonds (Cost $531,261)		530,454
NON-AGENCY ASSET-BACKED SECURITIES–9.04%
American Credit Acceptance Receivables Trust Series 2023-4 Class C 6.99% 9/12/30	2,498,477	2,517,146
AMSR Trust
Series 2021-SFR1 Class D 2.60% 6/17/38	5,059,000	4,837,811
Series 2021-SFR4 Class E1 2.97% 12/17/38	2,335,274	2,293,160
Series 2021-SFR4 Class E2 3.01% 12/17/38	3,800,000	3,725,998
Series 2022-SFR3 Class E2 4.00% 10/17/39	1,000,000	980,455
Series 2023-SFR2 Class E2 3.95% 6/17/40	2,000,000	1,907,364
Aqua Finance Issuer Trust Series 2025-B Class B 5.04% 5/17/51	3,395,000	3,429,513
Aqua Finance Trust Series 2021-A Class B 2.40% 7/17/46	4,335,000	4,045,840
•Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A 5.43% (30 day USD SOFR Average + 1.45%) 1/15/37	674,587	674,587
Avis Budget Rental Car Funding AESOP LLC
Series 2022-3A Class A 4.62% 2/20/27	250,000	250,096
Series 2024-1A Class A 5.36% 6/20/30	2,642,000	2,724,109
Series 2025-2A Class A 5.12% 8/20/31	2,000,000	2,049,225
Bastion Funding I LLC Series 2023-1A Class A2 7.12% 4/25/38	1,696,994	1,711,446
BG Beta I Ltd. 6.28% 7/16/54	2,632,500	2,690,502
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A Class A 2.44% 7/15/46	586,633	557,013
Bridge Trust
Series 2024-SFR1 Class C 4.30% 8/17/40	875,000	860,134
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Bridge Trust (continued)
Series 2024-SFR1 Class D 4.30% 8/17/40	1,526,000	$1,485,580
Bridgecrest Lending Auto Securitization Trust
Series 2024-1 Class C 5.65% 4/16/29	2,341,000	2,364,293
Series 2024-3 Class C 5.70% 7/16/29	2,255,000	2,285,879
Series 2025-3 Class D 5.27% 5/15/31	4,500,000	4,533,275
BXG Receivables Note Trust Series 2022-A Class C 5.35% 9/28/37	307,885	304,447
CarMax Auto Owner Trust Series 2023-4 Class A3 6.00% 7/17/28	353,974	358,539
CarMax Select Receivables Trust Series 2025-A Class C 5.46% 7/15/31	8,100,000	8,261,619
Cars Net Lease Mortgage Notes Series 2020-1A Class A3 3.10% 12/15/50	156,000	150,533
Carvana Auto Receivables Trust
Series 2023-N1 Class B 5.85% 11/10/27	243,105	243,197
Series 2023-P3 Class A3 5.82% 8/10/28	135,556	136,463
Series 2023-P4 Class A4 6.16% 9/10/29	631,000	652,786
Cascade MH Asset Trust Series 2021-MH1 Class A1 1.75% 2/25/46	563,823	514,561
φCFIN Issuer LLC Series 2022-RTL1 Class AA 4.75% 2/16/26	111,403	111,069
Cherry Securitization Trust Series 2025-1A Class A 6.13% 11/15/32	1,300,000	1,319,800
Consumer Portfolio Services Auto Trust Series 2025-B Class C 5.12% 7/15/31	4,290,000	4,327,436
Continental Finance Credit Card ABS Master Trust
Series 2022-A Class A 6.19% 10/15/30	598,324	600,692
Series 2025-A Class A 5.40% 12/17/35	7,280,000	7,313,591
CoreVest American Finance Ltd. Series 2020-3 Class B 2.20% 8/15/53	810,000	752,178
CoreVest American Finance Trust
Series 2019-2 Class D 4.22% 6/15/52	500,000	483,691
Series 2019-3 Class B 3.16% 10/15/52	700,000	677,557
LVIP JPMorgan Core Bond Fund-33

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Countrywide Asset-Backed Certificates Trust
Series 2004-1 Class 3A 4.41% (1 mo. USD Term SOFR + 0.67%) 4/25/34	1,056	$1,020
Series 2004-1 Class M1 4.60% (1 mo. USD Term SOFR + 0.86%) 3/25/34	3,707	3,828
CPS Auto Receivables Trust
Series 2022-D Class C 7.69% 1/16/29	542,097	546,200
Series 2023-D Class C 7.17% 1/15/30	3,686,000	3,724,120
Credit Acceptance Auto Loan Trust
Series 2022-3A Class C 8.45% 2/15/33	419,171	420,729
Series 2023-2A Class A 5.92% 5/16/33	252,832	253,258
Series 2023-3A Class A 6.39% 8/15/33	408,838	410,876
Series 2024-1A Class C 6.71% 7/17/34	3,910,000	4,002,929
Series 2025-1A Class C 5.71% 7/16/35	4,535,000	4,601,256
Series 2025-2A Class B 4.87% 1/15/36	4,235,000	4,272,118
•CWHEQ Revolving Home Equity Loan Trust Series 2006-I Class 2A 4.00% (1 mo. USD Term SOFR + 0.25%) 1/15/37	327,016	316,048
DataBank Issuer LLC Series 2021-1A Class A2 2.06% 2/27/51	1,387,000	1,380,730
Diamond Infrastructure Funding LLC Series 2021-1A Class A 1.76% 4/15/49	2,280,000	2,215,876
Diversified ABS Phase VIII LLC Series 2024-1A Class A1 7.08% 5/30/44	1,183,928	1,197,617
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I 2.66% 4/25/51	3,709,115	3,525,603
DP Lion Holdco LLC Series 2023-1A Class A 8.24% 11/30/43	1,508,609	1,550,508
Drive Auto Receivables Trust Series 2025-1 Class D 5.41% 9/15/32	5,400,000	5,464,828
DT Auto Owner Trust
Series 2022-3A Class C 7.69% 7/17/28	43,460	43,522
Series 2022-3A Class D 8.14% 7/17/28	750,000	763,411
Series 2023-2A Class C 5.79% 2/15/29	660,085	662,736
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Exeter Automobile Receivables Trust
Series 2022-6A Class D 8.03% 4/6/29	1,032,000	$1,064,027
Series 2023-5A Class C 6.85% 1/16/29	1,824,000	1,847,341
Series 2024-2A Class D 5.92% 2/15/30	4,241,000	4,326,158
Series 2025-2A Class D 5.89% 7/15/31	8,100,000	8,293,406
Series 2025-4A Class D 5.23% 1/15/32	6,400,000	6,423,215
Series 2025-5A Class D 5.16% 3/15/32	2,699,000	2,717,197
FHF Issuer Trust Series 2023-2A Class A2 6.79% 10/15/29	802,566	808,479
First Investors Auto Owner Trust Series 2023-1A Class C 6.81% 12/17/29	4,000,000	4,113,666
FirstKey Homes Trust
Series 2021-SFR1 Class E1 2.39% 8/17/38	5,142,000	5,065,761
Series 2021-SFR1 Class E2 2.49% 8/17/38	5,500,000	5,416,000
Series 2022-SFR3 Class C 4.50% 7/17/38	784,000	781,724
•FMC GMSR Issuer Trust
Series 2020-GT1 Class A 4.45% 1/25/26	1,500,000	1,491,889
Series 2021-GT1 Class A 3.62% 7/25/26	4,200,000	4,054,700
Series 2021-GT2 Class A 3.85% 10/25/26	3,050,000	2,954,323
Series 2024-SAT1 Class A 6.50% 3/26/27	5,675,000	5,709,440
Ford Credit Auto Owner Trust Series 2024-B Class A3 5.10% 4/15/29	1,213,000	1,228,602
Foundation Finance Trust Series 2023-2A Class D 9.10% 6/15/49	2,474,837	2,645,735
Frontier Issuer LLC Series 2024-1 Class A2 6.19% 6/20/54	607,000	625,832
FW Energy Asset Issuer LLC
7.15% 8/25/44	3,043,334	3,103,053
8.11% 8/25/44	966,746	987,390
GLS Auto Receivables Issuer Trust
Series 2023-3A Class C 6.01% 5/15/29	523,000	527,575
Series 2024-2A Class C 6.03% 2/15/30	4,545,000	4,637,557
Series 2025-1A Class D 5.61% 11/15/30	5,000,000	5,070,108
Series 2025-2A Class C 5.11% 1/15/31	5,600,000	5,660,801
LVIP JPMorgan Core Bond Fund-34

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
GLS Auto Receivables Issuer Trust (continued)
Series 2025-3A Class D 5.16% 6/16/31	2,970,000	$2,965,341
GLS Auto Select Receivables Trust Series 2023-2A Class A3 6.38% 2/15/29	4,250,000	4,318,365
GM Financial Automobile Leasing Trust Series 2024-1 Class A3 5.09% 3/22/27	472,196	473,262
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1 5.13% 3/15/29	2,514,000	2,551,626
Goodgreen Trust
Series 2017-1A Class A 3.74% 10/15/52	22,897	21,212
Series 2017-2A Class A 3.26% 10/15/53	94,268	86,089
Series 2019-2A Class A 2.76% 4/15/55	175,514	151,655
GoodLeap Home Improvement Solutions Trust Series 2025-3A Class A 5.00% 10/20/49	5,968,458	5,983,228
GoodLeap Sustainable Home Solutions Trust Series 2022-1GS Class A 2.70% 1/20/49	1,042,900	918,071
Granite Park Equipment Leasing LLC Series 2023-1A Class A3 6.46% 9/20/32	1,029,192	1,037,633
Hardee's Funding LLC Series 2021-1A Class A2 2.87% 6/20/51	2,206,050	2,059,963
HERO Funding Trust
Series 2016-3A Class A1 3.08% 9/20/42	13,286	12,454
Series 2017-1A Class A2 4.46% 9/20/47	45,797	43,718
Series 2017-3A Class A2 3.95% 9/20/48	60,205	56,536
Hertz Vehicle Financing III LP Series 2021-2A Class C 2.52% 12/27/27	1,840,000	1,805,873
Hilton Grand Vacations Trust Series 2025-2A Class B 4.73% 5/25/44	2,677,723	2,689,180
Home Partners of America Trust Series 2020-2 Class E 3.08% 1/17/41	796,455	751,114
Huntington Bank Auto Credit-Linked Notes Series 2025-2 Class B1 4.84% 9/20/33	7,390,442	7,438,084
John Deere Owner Trust Series 2023-B Class A4 5.11% 5/15/30	1,100,000	1,115,042
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Jonah Energy ABS II LLC Series 2022-1 Class A1 7.20% 12/10/37	262,392	$266,005
Lending Funding Trust
Series 2020-2A Class A 2.32% 4/21/31	1,003,119	987,792
Series 2020-2A Class C 4.30% 4/21/31	1,000,000	987,867
Lendmark Funding Trust Series 2021-1A Class B 2.47% 11/20/31	4,600,000	4,411,903
•Long Beach Mortgage Loan Trust Series 2004-1 Class M1 4.60% (1 mo. USD Term SOFR + 0.86%) 2/25/34	13,925	13,793
Merchants Fleet Funding LLC Series 2023-1A Class A 7.21% 5/20/36	1,267,698	1,273,336
Mercury Financial Credit Card Master Trust Series 2024-2A Class A 6.56% 7/20/29	4,075,000	4,097,274
•MF1 LLC Series 2022-FL10 Class A 6.37% (1 mo. USD Term SOFR + 2.64%) 9/17/37	757,156	758,107
MNR ABS Issuer I LLC 8.95% 12/15/38	2,024,911	2,079,280
MVW LLC
Series 2019-2A Class B 2.44% 10/20/38	85,038	84,919
Series 2023-1A Class C 6.54% 10/20/40	564,697	580,163
Series 2023-2A Class C 7.06% 11/20/40	778,068	800,896
•Navient Student Loan Trust Series 2016-3A Class A3 5.34% (30 day USD SOFR Average + 1.46%) 6/25/65	848,251	860,515
New Residential Mortgage Loan Trust Series 2022-SFR1 Class D 3.30% 2/17/39	1,375,000	1,348,293
NMABS Issuer I LLC Series 2025-1A Class A 5.14% 11/22/55	6,538,637	6,530,639
NP SPE X LP Series 2021-1A Class A1 2.23% 3/19/51	1,691,025	1,489,167
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1 Class A 3.10% 7/25/26	453,976	448,494
Series 2021-GNT1 Class A 3.47% 11/25/26	431,836	424,703
Octane Receivables Trust Series 2022-2A Class D 7.70% 2/20/30	1,400,000	1,439,959
LVIP JPMorgan Core Bond Fund-35

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
OneMain Direct Auto Receivables Trust
Series 2019-1A Class B 3.95% 11/14/28	948,879	$947,599
Series 2023-1A Class D 7.07% 2/14/33	682,000	705,901
Oportun Issuance Trust Series 2021-C Class A 2.18% 10/8/31	505,968	497,610
PEAC Solutions Receivables LLC Series 2024-1A Class A3 5.64% 11/20/30	2,500,000	2,562,605
Porsche Innovative Lease Owner Trust Series 2024-1A Class A3 4.67% 11/22/27	1,733,000	1,739,919
PowerPay Issuance Trust Series 2025-1A Class A 5.23% 11/18/41	5,890,480	5,906,551
Progress Residential Trust
Series 2022-SFR2 Class A 2.95% 4/17/27	533,009	524,684
Series 2022-SFR2 Class E1 4.55% 4/17/27	2,700,000	2,671,117
Series 2025-SFR3 Class B 3.39% 7/17/42	3,690,000	3,486,278
Renew Financial Series 2017-1A Class A 3.67% 9/20/52	24,285	22,613
Santander Drive Auto Receivables Trust
Series 2022-4 Class C 5.00% 11/15/29	2,515,442	2,525,925
Series 2022-5 Class D 5.67% 12/16/30	5,500,000	5,552,563
Series 2022-6 Class D 5.69% 2/18/31	5,500,000	5,538,365
Series 2023-6 Class C 6.40% 3/17/31	2,200,000	2,273,887
Series 2024-2 Class D 6.28% 8/15/31	2,249,000	2,320,862
Series 2024-3 Class D 5.97% 10/15/31	5,055,000	5,204,709
Series 2025-1 Class D 5.43% 3/17/31	672,000	682,479
Series 2025-4 Class D 4.95% 1/15/32	2,215,000	2,223,092
SCF Equipment Leasing LLC
Series 2023-1A Class A3 6.17% 5/20/32	1,508,882	1,528,792
Series 2023-1A Class C 6.77% 8/22/33	3,815,000	3,971,495
Series 2024-1A Class C 5.82% 9/20/32	2,558,000	2,641,428
Series 2025-1A Class D 5.88% 11/20/35	1,032,000	1,066,379
Sierra Timeshare Receivables Funding LLC Series 2025-1A Class B 5.10% 1/21/42	2,475,716	2,495,634
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•SLC Student Loan Trust Series 2008-1 Class A4A 5.99% (90 day USD SOFR Average + 1.86%) 12/15/32	651,398	$651,875
•SLM Private Credit Student Loan Trust
Series 2005-B Class A4 4.31% (3 mo. USD Term SOFR + 0.59%) 6/15/39	380,614	371,364
Series 2006-A Class A5 4.27% (3 mo. USD Term SOFR + 0.55%) 6/15/39	385,606	371,686
SMB Private Education Loan Trust
Series 2020-A Class A2A 2.23% 9/15/37	273,787	266,042
Series 2021-C Class APT1 1.39% 1/15/53	1,236,150	1,139,160
Series 2021-C Class B 2.30% 1/15/53	472,780	461,695
Series 2022-C Class A1A 4.48% 5/16/50	2,295,461	2,289,648
•Starwood Ltd. Series 2022-FL3 Class A 5.33% (30 day USD SOFR Average + 1.35%) 11/15/38	790,420	787,982
Toyota Auto Receivables Owner Trust Series 2024-B Class A3 5.33% 1/16/29	2,462,163	2,487,815
Tricon American Homes Trust Series 2020-SFR2 Class E1 2.73% 11/17/39	2,426,000	2,342,635
Tricon Residential Trust Series 2022-SFR1 Class D 4.75% 4/17/39	459,000	456,367
Triumph Rail Holdings LLC Series 2021-2 Class A 2.15% 6/19/51	1,279,937	1,237,261
U.S. Small Business Administration
Series 2019-20D Class 1 2.98% 4/1/39	150,059	140,931
Series 2019-25G Class 1 2.69% 7/1/44	286,446	257,504
UPX HIL Issuer Trust Series 2025-1 Class A 5.16% 1/25/47	6,848,973	6,901,872
Verizon Master Trust Series 2024-3 Class A1A 5.34% 4/22/30	1,473,000	1,501,719
VFI ABS LLC Series 2025-1A Class B 4.97% 12/24/30	1,715,000	1,725,632
VM Debt Trust Series 2019-1 7.46% 7/18/27	1,000,000	952,500
Volkswagen Auto Lease Trust Series 2024-A Class A3 5.21% 6/21/27	2,947,000	2,962,657
φVOLT XCV LLC Series 2021-NPL4 Class A1 6.24% 3/27/51	41,679	41,679
LVIP JPMorgan Core Bond Fund-36

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Wendy's Funding LLC Series 2021-1A Class A2I 2.37% 6/15/51	1,727,064	$1,609,565
Westlake Automobile Receivables Trust Series 2023-3A Class C 6.02% 9/15/28	1,000,000	1,010,623
Total Non-Agency Asset-Backed Securities (Cost $330,380,336)		337,463,027
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.19%
•Agate Bay Mortgage Trust Series 2015-1 Class B1 3.61% 1/25/45	33,672	33,083
Anchor Mortgage Trust
• 8.23% 3/25/31	4,000,000	4,049,638
φSeries 2025-RTL1 Class A1 5.72% 5/25/40	3,055,000	3,056,658
Angel Oak Mortgage Trust
•Series 2021-7 Class A3 2.34% 10/25/66	516,269	454,546
Series 2022-3 Class A1 4.00% 1/25/67	1,160,346	1,130,773
~^Banc of America Alternative Loan Trust Series 2004-6 Class 15 0.00% 7/25/34	1,347	748
Banc of America Funding Trust
~^Series 2004-1 0.00% 3/25/34	4,961	3,857
Series 2005-6 Class 2A7 5.50% 10/25/35	38,221	35,008
~^Series 2005-7 Class 30 0.00% 11/25/35	4,073	3,672
•Bear Stearns ARM Trust
Series 2003-7 Class 3A 6.83% 10/25/33	2,728	2,743
Series 2006-1 Class A1 5.95% (1 yr. CMT + 2.25%) 2/25/36	18,655	18,037
•BRAVO Residential Funding Trust Series 2022-NQM3 Class A1 5.11% 7/25/62	1,865,337	1,865,238
Brean Asset-Backed Securities Trust Series 2025-RM12 Class A1 4.50% 7/25/65	4,625,024	4,534,035
CHL Mortgage Pass-Through Trust
♦•Series 2004-7 Class 2A1 5.24% 6/25/34	8,336	7,525
♦•Series 2004-HYB1 Class 2A 5.11% 5/20/34	4,536	4,166
♦•Series 2004-HYB3 Class 2A 4.64% 6/20/34	5,833	5,505
♦Series 2005-16 Class A23 5.50% 9/25/35	21,802	13,105
♦•Series 2005-22 Class 2A1 4.79% 11/25/35	45,632	38,246
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•CIM Trust Series 2021-R6 Class A1 1.43% 7/25/61	572,900	$531,379
Citigroup Global Markets Mortgage Securities VII, Inc.
•Series 2003-HYB1 Class A 6.74% 9/25/33	1,828	1,809
~^Series 2003-UP2 Class 1 0.00% 12/25/18	42	42
•Citigroup Mortgage Loan Trust, Inc. Series 2005-1 Class 2A1A 3.19% 2/25/35	26,064	22,130
Countrywide Alternative Loan Trust
Series 2004-2CB Class 1A9 5.75% 3/25/34	265,259	269,551
*•Series 2005-20CB Class 3A8 0.90% (4.64% minus 1 mo. USD Term SOFR) 7/25/35	104,856	5,176
*•Series 2005-22T1 Class A2 1.22% (4.96% minus 1 mo. USD Term SOFR) 6/25/35	242,523	18,397
Series 2005-28CB Class 1A4 5.50% 8/25/35	134,565	118,375
Series 2005-54CB Class 1A11 5.50% 11/25/35	48,954	37,019
CSMC Trust
•Series 2018-J1 Class A2 3.50% 2/25/48	2,348,386	2,128,883
φSeries 2019-NQM1 Class A3 4.06% 10/25/59	329,484	328,129
•Series 2020-RPL4 Class A1 2.00% 1/25/60	660,305	599,508
•Series 2021-AFC1 Class A1 0.83% 3/25/56	559,595	474,535
•Series 2021-AFC1 Class A3 1.17% 3/25/56	760,888	650,845
•Series 2021-NQM3 Class A3 1.63% 4/25/66	1,344,523	1,201,821
•Series 2021-NQM7 Class A1 1.76% 10/25/66	424,787	381,445
•Series 2021-NQM8 Class A1 2.84% 10/25/66	2,330,582	2,157,349
Series 2021-RPL2 Class A1 2.00% 1/25/60	411,869	365,727
•Series 2021-RPL6 Class A1 2.00% 10/25/60	804,540	734,519
•Series 2022-NQM1 Class A1 2.27% 11/25/66	2,393,141	2,222,118
•Deephaven Residential Mortgage Trust Series 2022-1 Class A1 2.21% 1/25/67	1,540,866	1,431,748
•Ellington Financial Mortgage Trust Series 2021-2 Class A1 0.93% 6/25/66	626,283	525,088
LVIP JPMorgan Core Bond Fund-37

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
First Horizon Alternative Mortgage Securities Trust Series 2005-FA8 Class 1A19 5.50% 11/25/35	46,094	$19,434
•Galton Funding Mortgage Trust Series 2017-1 Class A22 3.00% 7/25/56	82,945	73,722
φGCAT Trust Series 2020-NQM1 Class A3 3.55% 1/25/60	1,061,733	1,047,439
•GMACM Mortgage Loan Trust Series 2005-AR3 Class 3A4 4.38% 6/19/35	22,048	20,939
•GS Mortgage-Backed Securities Trust
Series 2021-PJ7 Class A2 2.50% 1/25/52	828,876	691,723
Series 2021-PJ8 Class A2 2.50% 1/25/52	1,131,500	944,272
Series 2021-PJ9 Class A2 2.50% 2/26/52	1,287,720	1,074,643
GSR Mortgage Loan Trust
Series 2004-13F Class 3A3 6.00% 11/25/34	6,563	6,427
Series 2004-6F Class 1A2 5.00% 5/25/34	11,742	11,383
Series 2004-6F Class 3A4 6.50% 5/25/34	33,460	34,095
•Impac CMB Trust Series 2007-A Class A 4.35% (1 mo. USD Term SOFR + 0.61%) 5/25/37	721,458	691,801
•Impac Secured Assets Trust Series 2006-1 Class 2A1 4.55% (1 mo. USD Term SOFR + 0.81%) 5/25/36	3,790	3,678
•JP Morgan Mortgage Trust
Series 2006-A2 Class 5A3 6.31% 11/25/33	3,141	3,053
Series 2015-1 Class B2 5.50% 12/25/44	70,942	70,618
Series 2015-4 Class B1 3.51% 6/25/45	93,468	87,571
Series 2015-5 Class B2 5.60% 5/25/45	4,366	4,334
Series 2015-6 Class B3 3.51% 10/25/45	92,549	83,184
Series 2017-1 Class B3 3.45% 1/25/47	294,732	270,221
Series 2017-5 Class A2 4.75% 10/26/48	2,389,247	2,412,401
Series 2018-4 Class A1 3.50% 10/25/48	277,866	250,948
Series 2020-2 Class A3 3.50% 7/25/50	32,598	29,232
Series 2020-7 Class A3 3.00% 1/25/51	147,713	128,067
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JP Morgan Mortgage Trust (continued)
Series 2021-1 Class A3 2.50% 6/25/51	256,386	$213,962
Series 2021-10 Class A3 2.50% 12/25/51	547,730	457,098
Series 2021-11 Class A3 2.50% 1/25/52	922,360	770,891
Series 2021-12 Class A3 2.50% 2/25/52	1,193,161	995,730
Series 2021-13 Class A3 2.50% 4/25/52	1,194,800	997,098
•MASTR Adjustable Rate Mortgages Trust Series 2004-13 Class 2A1 6.29% 4/21/34	4,081	4,038
MASTR Alternative Loan Trust
Series 2003-9 Class 8A1 6.00% 1/25/34	17,005	16,365
Series 2004-4 Class 10A1 5.00% 5/25/24	6,421	3,145
Series 2004-6 Class 7A1 6.00% 7/25/34	37,389	37,462
~^Series 2004-7 Class 30 0.00% 8/25/34	2,823	2,129
Series 2004-8 Class 6A1 5.50% 12/31/49	34	33
MASTR Asset Securitization Trust
Series 2003-11 Class 9A6 5.25% 12/25/33	30,363	30,065
~^Series 2003-12 Class 15 0.00% 12/25/18	76	0
~^Series 2004-6 Class 15 0.00% 7/25/19	82	81
~^MASTR Resecuritization Trust Series 2005-PO Class 3 0.00% 5/28/35	4,059	3,207
•MFA Trust Series 2020-NQM1 Class A3 3.30% 8/25/49	258,299	251,272
•Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 Class A2A 2.50% 12/25/50	356,115	294,710
Series 2021-1 Class A2 2.50% 3/25/51	249,829	208,490
Series 2021-4 Class A3 2.50% 7/25/51	260,766	217,618
Series 2021-5 Class A3 2.50% 8/25/51	830,568	693,135
•NACC Reperforming Loan REMICS Trust Series 2004-R2 Class A1 6.50% 10/25/34	11,609	10,046
•New Residential Mortgage Loan Trust
Series 2014-2A Class A3 3.75% 5/25/54	410,443	395,424
Series 2015-1A Class A3 3.75% 5/28/52	226,999	219,472
LVIP JPMorgan Core Bond Fund-38

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•New Residential Mortgage Loan Trust (continued)
Series 2015-2A Class A1 3.75% 8/25/55	1,369,771	$1,341,405
Series 2015-2A Class A2 3.75% 8/25/55	779,870	759,115
Series 2016-3A Class A1B 3.25% 9/25/56	443,265	419,120
Series 2016-3A Class B1 4.00% 9/25/56	1,704,855	1,677,586
Series 2016-4A Class B2 4.65% 11/25/56	998,772	981,383
Series 2017-1A Class A1 4.00% 2/25/57	1,078,850	1,057,063
Series 2017-2A Class B2 4.75% 3/25/57	922,961	920,548
Series 2017-4A Class A1 4.00% 5/25/57	1,042,214	1,016,524
Series 2017-6A Class A1 4.00% 8/27/57	2,233,289	2,182,164
Series 2022-NQM2 Class A1 3.08% 3/27/62	2,396,993	2,299,615
•OBX Trust
Series 2021-NQM2 Class A1 1.10% 5/25/61	447,664	373,584
Series 2021-NQM3 Class A1 1.05% 7/25/61	657,616	547,147
Series 2021-NQM4 Class A1 1.96% 10/25/61	1,478,242	1,277,229
Series 2022-NQM1 Class A1 2.31% 11/25/61	2,280,183	2,067,992
*PHH Alternative Mortgage Trust Series 2007-2 Class 2X 6.00% 5/25/37	49,940	9,700
•PRKCM Trust Series 2021-AFC2 Class A1 2.07% 11/25/56	635,950	569,498
φPRPM LLC Series 2024-RCF3 Class A1 4.00% 5/25/54	2,674,530	2,649,759
•RCKT Mortgage Trust
Series 2021-1 Class A1 2.50% 3/25/51	260,951	217,772
Series 2021-4 Class A1 2.50% 9/25/51	1,236,428	1,031,838
Series 2021-6 Class A1 2.50% 12/25/51	549,354	458,453
φRoc Mortgage Trust Series 2025-RTL1 Class A1 5.63% 2/25/40	3,000,000	3,028,668
SACO I, Inc. Series 1997-2 Class 1A5 7.00% 8/25/36	741	692
•Sequoia Mortgage Trust Series 2020-4 Class A2 2.50% 11/25/50	214,830	178,477
•SG Residential Mortgage Trust Series 2022-1 Class A1 3.17% 3/27/62	2,319,413	2,224,178
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
φToorak Mortgage Trust Series 2025-RRTL1 Class A1 5.52% 2/25/40	4,205,000	$4,220,324
Towd Point Mortgage Trust
•Series 2016-3 Class B1 4.08% 4/25/56	850,000	840,876
•Series 2017-6 Class M1 3.25% 10/25/57	1,610,000	1,511,450
•Series 2018-1 Class A1 3.00% 1/25/58	11,151	11,083
•Series 2019-HY2 Class M2 5.75% (1 mo. USD Term SOFR + 2.01%) 5/25/58	950,000	961,629
•Series 2021-R1 Class A1 2.92% 11/30/60	1,231,570	1,117,765
Series 2022-4 Class A1 3.75% 9/25/62	1,964,041	1,892,413
Vendee Mortgage Trust
Series 1996-1 Class 1Z 6.75% 2/15/26	5,911	5,897
Series 1996-2 Class 1Z 6.75% 6/15/26	1,265	1,269
Series 1997-1 Class 2Z 7.50% 2/15/27	7,593	7,629
Series 1998-1 Class 2E 7.00% 3/15/28	4,137	4,170
♦•WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8 Class A 5.24% 8/25/33	1,771	1,692
Series 2003-AR9 Class 1A6 5.45% 9/25/33	9,392	8,872
Series 2004-AR3 Class A2 5.36% 6/25/34	2,938	2,712
Series 2005-AR13 Class A1A1 4.43% (1 mo. USD Term SOFR + 0.69%) 10/25/45	507,934	485,870
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
*♦•Series 2005-2 Class 1A4 1.20% (4.94% minus 1 mo. USD Term SOFR) 4/25/35	222,676	11,600
*♦•Series 2005-2 Class 2A3 1.15% (4.89% minus 1 mo. USD Term SOFR) 4/25/35	64,323	3,076
*♦Series 2005-3 Class CX 5.50% 5/25/35	68,497	12,293
♦Series 2005-4 Class CB7 5.50% 6/25/35	51,673	48,212
♦Series 2005-6 Class 2A4 5.50% 8/25/35	14,149	12,200
LVIP JPMorgan Core Bond Fund-39

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 Class A1 3.00% 12/25/49	50,614	$43,855
Total Non-Agency Collateralized Mortgage Obligations (Cost $77,962,916)		81,737,229
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.53%
•AREIT Trust Series 2022-CRE6 Class A 5.19% (30 day USD SOFR Average + 1.25%) 1/20/37	830,022	828,484
•BAHA Trust Series 2024-MAR Class A 5.97% 12/10/41	5,541,000	5,737,339
•BAMLL Re-REMICS Trust Series 2024-FRR3 Class B 1.45% 1/27/50	6,000,000	5,750,698
Bank
•Series 2017-BNK5 Class B 3.90% 6/15/60	354,000	344,664
Series 2017-BNK7 Class A5 3.44% 9/15/60	1,509,000	1,489,161
•Series 2018-BN14 Class C 4.62% 9/15/60	1,640,000	1,424,607
Series 2019-BN20 Class A3 3.01% 9/15/62	534,000	501,562
Series 2019-BN21 Class A5 2.85% 10/17/52	1,088,000	1,028,301
Series 2020-BN25 Class A5 2.65% 1/15/63	3,467,000	3,218,531
•Series 2022-BNK40 Class B 3.39% 3/15/64	767,000	679,696
BBCMS Mortgage Trust Series 2020-C7 Class A5 2.04% 4/15/53	1,610,000	1,451,218
Benchmark Mortgage Trust
Series 2020-B17 Class A5 2.29% 3/15/53	2,037,000	1,840,591
Series 2020-B19 Class A5 1.85% 9/15/53	2,610,000	2,303,425
Series 2020-B20 Class A5 2.03% 10/15/53	1,915,000	1,693,645
Series 2020-B22 Class A5 1.97% 1/15/54	2,110,000	1,851,819
Series 2021-B24 Class A5 2.58% 3/15/54	575,000	514,217
Series 2021-B25 Class A5 2.58% 4/15/54	1,225,000	1,099,344
•Series 2022-B32 Class B 3.20% 1/15/55	780,000	657,949
•Series 2022-B32 Class C 3.45% 1/15/55	953,000	749,873
•Series 2022-B33 Class B 3.61% 3/15/55	386,000	338,419
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust (continued)
•Series 2022-B33 Class C 3.61% 3/15/55	386,000	$308,660
•Series 2022-B34 Class A5 3.79% 4/15/55	410,000	382,687
•Series 2022-B35 Class A5 4.44% 5/15/55	1,321,000	1,290,072
•Series 2022-B36 Class A5 4.47% 7/15/55	691,000	676,856
•BMO Mortgage Trust Series 2022-C1 Class A5 3.37% 2/15/55	308,000	286,237
•BX Commercial Mortgage Trust Series 2021-XL2 Class A 4.55% (1 mo. USD Term SOFR + 0.80%) 10/15/38	1,129,599	1,123,951
BX Trust
Series 2019-OC11 Class A 3.20% 12/9/41	870,000	820,227
•Series 2022-LBA6 Class A 4.75% (1 mo. USD Term SOFR + 1.00%) 1/15/39	1,680,000	1,674,778
Cantor Commercial Real Estate Lending
Series 2019-CF1 Class A5 3.79% 5/15/52	1,411,000	1,386,520
Series 2019-CF2 Class A5 2.87% 11/15/52	516,000	488,494
Series 2019-CF3 Class A4 3.01% 1/15/53	1,140,000	1,074,611
CD Mortgage Trust
Series 2016-CD1 Class A4 2.72% 8/10/49	1,950,000	1,923,091
Series 2016-CD2 Class A3 3.25% 11/10/49	835,614	830,836
Series 2019-CD8 Class A4 2.91% 8/15/57	1,393,000	1,301,013
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3 3.84% 12/10/54	615,000	610,801
Citigroup Commercial Mortgage Trust
Series 2016-P3 Class A4 3.33% 4/15/49	1,264,000	1,259,310
Series 2016-P6 Class A4 3.46% 12/10/49	266,043	264,622
Series 2017-C4 Class A4 3.47% 10/12/50	1,642,000	1,619,878
Series 2019-C7 Class A4 3.10% 12/15/72	1,032,000	981,601
Series 2020-555 Class A 2.65% 12/10/41	581,000	529,380
CSMC Trust
Series 2014-USA Class A2 3.95% 9/15/37	885,000	813,862
Series 2014-USA Class B 4.18% 9/15/37	5,620,000	4,915,335
LVIP JPMorgan Core Bond Fund-40

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust (continued)
Series 2014-USA Class D 4.37% 9/15/37	100,000	$83,288
•CSTL Commercial Mortgage Trust Series 2025-GATE2 Class C 5.14% 11/10/42	1,470,000	1,464,708
DB-JPM Mortgage Trust
Series 2016-C1 Class A4 3.28% 5/10/49	1,097,000	1,093,802
Series 2020-C9 Class A5 1.93% 8/15/53	975,000	873,059
Series 2020-C9 Class B 2.57% 8/15/53	282,000	242,235
Grace Trust Series 2020-GRCE Class A 2.35% 12/10/40	807,000	722,028
•GS Mortgage Securities Corp. Trust
Series 2013-PEMB Class A 3.55% 3/5/33	3,810,000	2,919,887
Series 2021-ROSS Class A 5.17% (1 mo. USD Term SOFR + 1.41%) 5/15/26	2,970,000	2,821,597
GS Mortgage Securities Trust
Series 2017-GS6 Class A3 3.43% 5/10/50	1,291,000	1,276,757
Series 2019-GC42 Class A4 3.00% 9/10/52	1,733,000	1,636,356
Series 2020-GC47 Class A5 2.38% 5/12/53	1,235,000	1,135,871
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 Class B 3.50% 4/15/46	111,976	102,938
Series 2015-JP1 Class A5 3.91% 1/15/49	273,197	271,426
Series 2016-JP2 Class A4 2.82% 8/15/49	923,000	912,183
•Series 2020-MKST Class D 5.86% (1 mo. USD Term SOFR + 2.11%) 12/15/36	5,130,000	25,650
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 Class A4 3.14% 6/15/49	2,321,000	2,287,585
Series 2016-C4 Class A3 3.14% 12/15/49	620,000	609,612
Series 2017-C7 Class A5 3.41% 10/15/50	366,000	361,121
Morgan Stanley Bank of America Merrill Lynch Trust
•Series 2013-C7 Class C 4.03% 2/15/46	291,527	288,991
Series 2016-C29 Class A4 3.33% 5/15/49	540,000	537,820
Morgan Stanley Capital I Trust Series 2019-L3 Class A4 3.13% 11/15/52	555,000	528,628
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
MRCD Mortgage Trust
Series 2019-PARK Class A 2.72% 12/15/36	740,000	$626,010
Series 2019-PARK Class D 2.72% 12/15/36	987,000	723,284
•MTN Commercial Mortgage Trust Series 2022-LPFL Class A 5.16% (1 mo. USD Term SOFR + 1.40%) 3/15/39	1,030,000	1,029,361
Natixis Commercial Mortgage Securities Trust
Series 2019-FAME Class A 3.05% 8/15/36	5,440,000	5,064,716
*•Series 2019-FAME Class XA 1.35% 8/15/36	32,225,000	683,563
ROCK Trust Series 2024-CNTR Class A 5.39% 11/13/41	1,500,000	1,537,861
SBALR Commercial Mortgage Trust Series 2020-RR1 Class A3 2.83% 2/13/53	782,228	672,380
SLG Office Trust Series 2021-OVA Class A 2.59% 7/15/41	2,020,000	1,800,875
•SMRT Commercial Mortgage Trust Series 2022-MINI Class A 4.75% (1 mo. USD Term SOFR + 1.00%) 1/15/39	1,740,000	1,737,282
VLS Commercial Mortgage Trust Series 2020-LAB Class A 2.13% 10/10/42	1,530,000	1,311,643
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 Class A3 2.65% 8/15/49	684,000	676,731
*•Series 2016-BNK1 Class XA 1.67% 8/15/49	11,228,554	13,377
*•Series 2016-C36 Class XA 1.14% 11/15/59	23,811,069	90,365
Series 2020-C58 Class A4 2.09% 7/15/53	284,000	254,666
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $94,443,198)		94,484,021
ΔREGIONAL BONDS–0.07%
Canada—0.07%
Province of British Columbia Canada 2.25% 6/2/26	1,100,000	1,092,668
Province of Manitoba Canada 2.13% 6/22/26	660,000	654,395
Province of Quebec Canada 2.50% 4/20/26	730,000	726,933
		2,473,996
Total Regional Bonds (Cost $2,461,762)		2,473,996
LVIP JPMorgan Core Bond Fund-41

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS–0.69%
India—0.03%
Export-Import Bank of India 3.38% 8/5/26	990,000	$984,771
		984,771
Luxembourg—0.15%
Eagle Funding Luxco SARL 5.50% 8/17/30	5,604,000	5,708,179
		5,708,179
Mexico—0.49%
Mexico Government International Bonds
2.66% 5/24/31	283,000	251,870
3.50% 2/12/34	5,067,000	4,380,421
4.40% 2/12/52	685,000	499,023
5.38% 3/22/33	7,013,000	6,949,883
5.85% 7/2/32	2,127,000	2,185,301
6.00% 5/13/30	993,000	1,040,664
6.63% 1/29/38	1,338,000	1,396,203
6.88% 5/13/37	1,476,000	1,574,892
		18,278,257
Poland—0.02%
Republic of Poland Government International Bonds 5.50% 3/18/54	921,000	880,782
		880,782
Total Sovereign Bonds (Cost $25,360,390)		25,851,989
SUPRANATIONAL BANK–0.01%
Africa Finance Corp. 5.55% 10/8/29	512,000	524,622
Total Supranational Bank (Cost $516,423)		524,622
U.S. TREASURY OBLIGATIONS–33.23%
U.S. Treasury Bonds
1.13% 5/15/40	1,220,000	774,080
1.38% 8/15/50	36,874,000	18,130,197
1.63% 11/15/50	13,530,000	7,103,250
1.88% 2/15/51	26,123,900	14,598,770
2.00% 8/15/51	3,085,000	1,767,247
2.25% 5/15/41	4,785,000	3,519,405
2.25% 8/15/46	14,518,700	9,554,552
2.25% 8/15/49	1,095,000	686,728
2.38% 11/15/49	1,365,000	876,746
2.38% 5/15/51	16,350,000	10,303,693
2.50% 2/15/45	2,000,000	1,416,406
2.75% 8/15/42	1,800,000	1,389,445
2.75% 11/15/42	8,450,000	6,493,297
2.88% 5/15/43	7,470,000	5,798,879
2.88% 5/15/49	1,420,000	1,018,684
2.88% 5/15/52	3,635,000	2,539,956
3.00% 11/15/44	663,000	512,737
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
3.00% 11/15/45	1,430,000	$1,092,665
3.00% 2/15/47	28,000	21,080
3.00% 2/15/48	2,310,000	1,718,965
3.00% 8/15/48	530,000	392,428
3.13% 11/15/41	950,000	785,643
3.13% 2/15/43	720,000	582,328
3.13% 5/15/48	176,200	133,823
3.25% 5/15/42	110,000	91,738
3.38% 5/15/44	1,000,000	825,313
3.50% 2/15/39	1,037,800	945,614
3.63% 8/15/43	2,902,000	2,505,015
3.63% 2/15/44	645,000	553,717
3.63% 5/15/53	15,170,000	12,271,700
3.75% 11/15/43	514,000	450,453
3.88% 8/15/40	11,875,000	10,997,827
3.88% 2/15/43	500,000	449,805
3.88% 5/15/43	35,110,000	31,496,139
4.00% 11/15/42	3,000,000	2,749,688
4.00% 11/15/52	1,860,000	1,612,896
4.13% 8/15/44	18,765,000	17,222,019
4.25% 5/15/39	945,000	925,731
4.38% 8/15/43	6,050,000	5,778,932
4.50% 11/15/54	140,000	132,048
4.63% 11/15/44	17,093,000	16,749,805
4.63% 5/15/54	13,800,000	13,290,586
5.00% 5/15/45	9,198,000	9,442,322
U.S. Treasury Inflation Indexed Notes 1.13% 1/15/33	16,963,360	16,275,668
U.S. Treasury Notes
0.38% 9/30/27	1,160,000	1,099,508
0.88% 11/15/30	107,605,000	94,066,106
1.25% 3/31/28	2,475,000	2,355,601
1.25% 8/15/31	250,000	217,803
1.63% 5/15/31	310,000	277,729
1.88% 2/15/32	2,950,000	2,630,916
2.63% 5/31/27	5,100,000	5,039,039
2.75% 7/31/27	2,230,000	2,204,825
2.88% 8/15/28	148,450,000	146,066,681
2.88% 5/15/32	1,630,000	1,536,912
3.13% 8/31/27	2,935,000	2,918,147
3.13% 8/31/29	1,805,000	1,774,541
3.38% 5/15/33	37,340,000	35,897,451
3.50% 10/31/27	69,645,000	69,661,323
3.63% 3/31/30	7,150,000	7,136,594
3.88% 11/30/27	3,000,000	3,021,328
3.88% 7/15/28	1,288,000	1,298,868
3.88% 4/30/30	6,500,000	6,550,781
3.88% 6/30/30	35,590,000	35,858,315
3.88% 7/31/30	21,000,000	21,155,039
3.88% 8/15/34	18,830,000	18,540,195
4.00% 7/31/32	59,000,000	59,308,828
4.00% 2/15/34	31,968,400	31,868,499
4.13% 11/15/27	31,000,000	31,353,594
4.13% 10/31/29	28,840,000	29,333,435
LVIP JPMorgan Core Bond Fund-42

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
4.25% 1/15/28	47,970,000	$48,676,433
4.25% 1/31/30	11,026,000	11,271,070
4.25% 11/15/34	15,295,000	15,455,717
4.38% 1/31/32	52,655,000	54,119,467
4.38% 5/15/34	21,000,000	21,460,195
4.50% 12/31/31	745,000	770,959
4.50% 11/15/33	120,570,000	124,493,234
4.63% 9/30/28	15,198,000	15,627,818
4.88% 10/31/30	24,325,000	25,552,652
^U.S. Treasury Strip Coupon
0.00% 2/15/27	300,000	288,456
0.00% 5/15/27	725,000	690,988
0.00% 8/15/27	250,000	236,142
0.00% 8/15/29	3,400,000	2,975,670
0.00% 8/15/30	3,465,000	2,906,022
0.00% 11/15/30	3,705,000	3,074,436
0.00% 2/15/31	9,830,000	8,063,825
0.00% 5/15/31	6,835,000	5,548,892
0.00% 8/15/31	13,355,000	10,714,601
0.00% 11/15/31	7,475,000	5,929,872
0.00% 2/15/33	400,000	298,959
0.00% 5/15/33	1,175,000	868,169
0.00% 8/15/33	100,000	72,963
0.00% 11/15/33	1,025,000	738,851
0.00% 2/15/34	775,000	551,911
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
^U.S. Treasury Strip Coupon (continued)
0.00% 11/15/34	50,000	$34,277
0.00% 2/15/35	65,000	44,017
0.00% 5/15/35	250,000	167,053
0.00% 2/15/36	23,050,000	14,832,569
0.00% 11/15/40	850,000	414,669
0.00% 2/15/41	545,134	262,073
0.00% 8/15/41	3,200,000	1,494,531
0.00% 11/15/41	100,000	45,944
0.00% 11/15/43	21,405,000	8,727,114
0.00% 11/15/49	24,295,000	7,213,761
Total U.S. Treasury Obligations (Cost $1,239,650,097)		1,240,773,388

	Number of Shares
MONEY MARKET FUND–0.75%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	28,054,436	28,054,436
Total Money Market Fund (Cost $28,054,436)		28,054,436

TOTAL INVESTMENTS–99.14% (Cost $3,650,171,950)	3,701,836,946

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.86%	32,018,046
NET ASSETS APPLICABLE TO 376,367,061 SHARES OUTSTANDING–100.00%	$3,733,854,992
NET ASSET VALUE PER SHARE–LVIP JPMORGAN CORE BOND FUND STANDARD CLASS ($2,846,701,518 / 285,916,736 Shares)	$9.956
NET ASSET VALUE PER SHARE–LVIP JPMORGAN CORE BOND FUND SERVICE CLASS ($887,153,474 / 90,450,325 Shares)	$9.808
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$3,679,611,111
Distributable earnings/(accumulated loss)	54,243,881
TOTAL NET ASSETS	$3,733,854,992

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

LVIP JPMorgan Core Bond Fund-43

LVIP JPMorgan Core Bond Fund
Statement of Net Assets (continued)
~Principal Only - represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

^Zero coupon security.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at December 31, 2025.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2025. Rate will reset at a future date.
ΔSecurities have been classified by country of origin.

★Includes $5,205,000 cash collateral held at broker for futures contracts, $1,771,894 payable for fund shares redeemed, $123,660 other accrued expenses payable, $1,544,276 due to manager and affiliates, $407,469 variation margin due to broker on futures contracts, $41,288 payable for audit fee and $78,423 payable for fund accounting fee as of December 31, 2025.

The following futures contracts were outstanding at December 31, 2025:
Futures Contracts1
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[2]	Value/ Unrealized Depreciation[2]
Interest Rate Contracts:
472	CBOT 10 Year U.S. Treasury Notes Futures	$53,070,500	$53,389,702	3/20/26	$—	$(319,202)
506	CBOT 2 Year U.S. Treasury Notes Futures	105,647,265	105,691,502	3/31/26	—	(44,237)
557	CBOT 5 Year U.S. Treasury Notes Futures	60,882,711	61,070,342	3/31/26	—	(187,631)
193	CBOT U.S. Long Bond Futures	22,309,594	22,527,045	3/20/26	—	(217,451)
899	Ultra 10 Year U.S. Treasury Notes Futures	103,399,047	103,772,745	3/20/26	—	(373,698)
Total Futures Contracts					$—	$(1,142,219)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] See Note 8 in Notes to Financial Statements.
[2] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through December 31, 2025.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
BAMLL–Bank of America Merrill Lynch Large Loan
BMO–Bank of Montreal
CBOT–Chicago Board of Trade
CMT–Constant Maturity Treasury
COFI–Cost of Funds Index
DB-JPM–Deutsche Bank JPMorgan
FREMF–Freddie Mac Multifamily
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPM-DB–JPMorgan Deutsche Bank
LNG–Liquefied Natural Gas
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduits
RFUCCT–Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR–Secured Overnight Financing Rate
STACR–Structured Agency Credit Risk
yr.–Year
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Core Bond Fund-44

LVIP JPMorgan Core Bond Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Interest	$152,194,991
Dividends	1,521,736
153,716,727
EXPENSES:
Management fees	12,486,735
Distribution fees-Service Class	1,803,384
Shareholder servicing fees	905,288
Accounting and administration expenses	504,763
Pricing fees	198,871
Professional fees	159,539
Trustees’ fees and expenses	85,055
Custodian fees	79,412
Reports and statements to shareholders	50,575
Consulting fees	34,762
Other	57,053
Total operating expenses	16,365,437
NET INVESTMENT INCOME	137,351,290
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain from:
Investments	2,967,500
Futures contracts	9,360,516
Net realized gain	12,328,016
Net change in unrealized appreciation (depreciation) of:
Investments	72,138,705
Futures contracts	(291,339)
Net change in unrealized appreciation (depreciation)	71,847,366
NET REALIZED AND UNREALIZED GAIN	84,175,382
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$221,526,672
See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan Core Bond Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$137,351,290	$103,109,806
Net realized gain	12,328,016	1,549,281
Net change in unrealized appreciation (depreciation)	71,847,366	(64,878,364)
Net increase in net assets resulting from operations	221,526,672	39,780,723
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(101,188,687)	(81,440,868)
Service Class	(29,293,532)	(24,873,736)
	(130,482,219)	(106,314,604)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,039,490,578	352,210,642
Service Class	345,812,316	235,897,268
Reinvestment of dividends and distributions:
Standard Class	101,188,687	81,440,868
Service Class	29,293,532	24,873,736
	1,515,785,113	694,422,514
Cost of shares redeemed:
Standard Class	(218,402,599)	(261,708,755)
Service Class	(107,078,920)	(77,622,987)
	(325,481,519)	(339,331,742)
Increase in net assets derived from capital share transactions	1,190,303,594	355,090,772
NET INCREASE IN NET ASSETS	1,281,348,047	288,556,891
NET ASSETS:
Beginning of year	2,452,506,945	2,163,950,054
End of year	$3,733,854,992	$2,452,506,945
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Core Bond Fund-45

LVIP JPMorgan Core Bond Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Core Bond Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$9.610	$9.870	$9.670	$11.34	$11.88
Income (loss) from investment operations:
Net investment income[2]	0.445	0.458	0.388	0.24	0.21
Net realized and unrealized gain (loss)	0.265	(0.275)	0.173	(1.66)	(0.37)
Total from investment operations	0.710	0.183	0.561	(1.42)	(0.16)
Less dividends and distributions from:
Net investment income	(0.364)	(0.443)	(0.361)	(0.20)	(0.22)
Net realized gain	—	—	—	(0.05)	(0.16)
Total dividends and distributions	(0.364)	(0.443)	(0.361)	(0.25)	(0.38)
Net asset value, end of period	$9.956	$9.610	$9.870	$9.67	$11.34
Total return[3]	7.40%	1.72%	5.91%	(12.58% )	(1.35% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,846,702	$1,852,560	$1,729,106	$148,705	$172,023
Ratio of expenses to average net assets	0.47%	0.47%	0.49%	0.53%	0.53%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.47%	0.47%	0.49%	0.55%	0.54%
Ratio of net investment income to average net assets	4.45%	4.62%	4.07%	2.34%	1.79%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.45%	4.62%	4.07%	2.32%	1.78%
Portfolio turnover	23%	19%	48% [4]	60%	93%

[1]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Core Bond Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust Core Bond Portfolio.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Core Bond Fund-46

LVIP JPMorgan Core Bond Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan Core Bond Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23[1]	12/31/22[1]	12/31/21[1]
Net asset value, beginning of period	$9.476	$9.742	$9.530	$11.17	$11.72
Income (loss) from investment operations:
Net investment income[2]	0.414	0.428	0.365	0.21	0.17
Net realized and unrealized gain (loss)	0.261	(0.273)	0.164	(1.62)	(0.37)
Total from investment operations	0.675	0.155	0.529	(1.41)	(0.20)
Less dividends and distributions from:
Net investment income	(0.343)	(0.421)	(0.317)	(0.18)	(0.19)
Net realized gain	—	—	—	(0.05)	(0.16)
Total dividends and distributions	(0.343)	(0.421)	(0.317)	(0.23)	(0.35)
Net asset value, end of period	$9.808	$9.476	$9.742	$9.53	$11.17
Total return[3]	7.15%	1.46%	5.66%	(12.74% )	(1.66% )
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$887,153	$599,947	$434,844	$321,729	$350,986
Ratio of expenses to average net assets	0.72%	0.72%	0.74%	0.78%	0.78%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.72%	0.72%	0.74%	0.80%	0.79%
Ratio of net investment income to average net assets	4.20%	4.37%	3.82%	2.10%	1.54%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	4.20%	4.37%	3.82%	2.08%	1.53%
Portfolio turnover	23%	19%	48% [4]	60%	93%

[1]
The Fund adopted the accounting and performance history of the JPMorgan Insurance Trust Core Bond Portfolio, a former portfolio of JPMorgan Insurance Trust, as the result of a reorganization on May 1, 2023. Pre-inception information is that of the JPMorgan Insurance Trust Core Bond Portfolio.

[2]	The average shares outstanding method has been applied for per share information.
[3]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

[4]	Portfolio turnover rate excludes in-kind transactions.
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan Core Bond Fund-47

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan Core Bond Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   Realized gains
LVIP JPMorgan Core Bond Fund-48

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
(losses) on paydowns of asset- and mortgage-backed securities are classified as interest income.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commissions to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement of the transaction, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the year ended December 31, 2025.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.40% of the Fund's average daily net assets.   The management fee is calculated daily and paid monthly.   Prior to May 1, 2025, LFI had contractually agreed to reimburse the Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses) exceeded 0.54% of the Fund’s average daily net assets for the Standard Class and 0.79% for the Service Class.
J.P. Morgan Investment Management, Inc. (“JPMorgan”) is responsible for managing the Fund’s investment portfolio. For these services, LFI, not the Fund, pays JPMorgan a fee based on the Fund’s average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$248,488
Legal	41,952
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $5,747 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$1,267,398
Distribution fees payable to LFD	184,992
Shareholder servicing fees payable to Lincoln Life	91,886
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
LVIP JPMorgan Core Bond Fund-49

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements (continued)
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$541,605,235
Purchases of U.S. government securities	838,681,933
Sales other than U.S. government securities	379,208,372
Sales of U.S. government securities	345,352,070
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments and derivatives	$3,650,908,050
Aggregate unrealized appreciation of investments and derivatives	$92,633,409
Aggregate unrealized depreciation of investments and derivatives	(41,704,513)
Net unrealized appreciation of investments and derivatives	$50,928,896
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP JPMorgan Core Bond Fund-50

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$135,840,356	$—	$135,840,356
Agency Commercial Mortgage-Backed Securities	—	59,737,971	—	59,737,971
Agency Mortgage-Backed Securities	—	815,070,122	—	815,070,122
Agency Obligations	—	899,797	—	899,797
Corporate Bonds	—	878,395,538	—	878,395,538
Municipal Bonds	—	530,454	—	530,454
Non-Agency Asset-Backed Securities	—	337,463,027	—	337,463,027
Non-Agency Collateralized Mortgage Obligations	—	81,737,229	—	81,737,229
Non-Agency Commercial Mortgage-Backed Securities	—	94,484,021	—	94,484,021
Regional Bonds	—	2,473,996	—	2,473,996
Sovereign Bonds	—	25,851,989	—	25,851,989
Supranational Bank	—	524,622	—	524,622
U.S. Treasury Obligations	—	1,240,773,388	—	1,240,773,388
Money Market Fund	28,054,436	—	—	28,054,436
Total Investments	$28,054,436	$3,673,782,510	$—	$3,701,836,946
Derivatives:

Liabilities:
Futures Contracts	$(1,142,219)	$—	$—	$(1,142,219)
There were no Level 3 investments at the end of the year.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales, mark-to-market adjustments on certain derivatives and outstanding straddle loss deferrals.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$130,482,219	$106,314,604
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$7,958,636
Capital loss carryforward	(4,503,921)
Other temporary differences	(139,730)
Net unrealized appreciation	50,928,896
Distributable earnings/(accumulated loss)	$54,243,881
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
As of December 31, 2025, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Long-Term	Total
$4,503,921	$4,503,921
In 2025, the Fund utilized $11,800,715 of capital loss carryforwards.
LVIP JPMorgan Core Bond Fund-51

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	104,503,572	35,506,003
Service Class	35,087,584	24,027,163
Shares reinvested:
Standard Class	10,204,029	8,314,180
Service Class	2,998,184	2,574,756
	152,793,369	70,422,102
Shares redeemed:
Standard Class	(21,571,704)	(26,230,431)
Service Class	(10,950,537)	(7,924,384)
	(32,522,241)	(34,154,815)
Net increase	120,271,128	36,267,287
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Derivatives
U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.
Futures Contracts–The Fund may use futures contracts in the normal course of pursuing its investment objective and strategies. The Fund may invest in futures contracts to hedge the Fund's existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions; as a cash management tool; to hedge currency risks associated with the Fund's investments; to facilitate investments in portfolio securities; and to reduce costs. In addition, the Fund may take long or short positions in futures to seek to stabilize overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Fund deposits U.S. or foreign cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities, the possibility of an illiquid secondary market for these instruments, and the risk that “speculative position limits” imposed by the Commodity Futures Trading Commission and/or an exchange may limit the number of futures contracts that can be traded on a particular day. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.
During the year ended December 31, 2025, the Fund used futures contracts as a cash management tool.
Fair values of derivative instruments as of December 31, 2025 were as follows:
	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Futures contracts (Interest rate contracts)	Receivables and other assets net of liabilities	$—	Receivables and other assets net of liabilities	$(1,142,219)
LVIP JPMorgan Core Bond Fund-52

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements (continued)
 8. Derivatives (continued)
The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2025 was as follows:
	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts (Interest rate contracts)	Net realized gain (loss) from futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$9,360,516	$(291,339)
Average Volume of Derivatives–The table below summarizes the average balance of derivative holdings on a monthly basis by the Fund during the year ended December 31, 2025.
	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$275,699,807	$1,030,188
9. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
The Fund invests in fixed income securities whose values are derived from an underlying pool of mortgages or consumer loans. The values of these securities are sensitive to changes in economic conditions, including delinquencies and defaults, and may be adversely affected by changes in interest rates and shifts in the market’s perception of issuers. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (“CMOs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive, not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a CMO’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities, even if the securities are rated in the highest rating categories.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
10. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP JPMorgan Core Bond Fund-53

LVIP JPMorgan Core Bond Fund
Notes to Financial Statements (continued)
11. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
12. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan Core Bond Fund-54

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP JPMorgan Core Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP JPMorgan Core Bond Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for each of the three years in the period ended December 31, 2023, were audited by another independent registered public accounting firm whose report, dated February 22, 2024, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and others; when replies were not received from others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP JPMorgan Core Bond Fund–55

LVIP JPMorgan High Yield Fund
a series of Lincoln Variable
Insurance Products Trust
Annual Financial Statements
December 31, 2025

LVIP JPMorgan High Yield Fund

LVIP JPMorgan High Yield Fund
Statement of Net Assets
December 31, 2025

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BOND–0.22%
@EchoStar Corp. 3.88% exercise price $3.88, maturity date 11/30/30	389,572	$1,301,170
Total Convertible Bond (Cost $413,712)		1,301,170
CORPORATE BONDS–85.79%
Advertising–1.46%
Clear Channel Outdoor Holdings, Inc.
7.13% 2/15/31	1,774,000	1,857,633
7.50% 6/1/29	1,370,000	1,360,343
7.50% 3/15/33	1,035,000	1,093,261
7.75% 4/15/28	1,298,000	1,298,958
Neptune Bidco U.S., Inc. 9.29% 4/15/29	336,000	336,574
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25% 1/15/29	237,000	230,811
4.63% 3/15/30	202,000	197,182
7.38% 2/15/31	823,000	871,113
Stagwell Global LLC 5.63% 8/15/29	1,255,000	1,223,811
		8,469,686
Aerospace & Defense–1.09%
ATI, Inc.
4.88% 10/1/29	415,000	414,320
5.13% 10/1/31	385,000	385,258
5.88% 12/1/27	640,000	640,750
7.25% 8/15/30	417,000	440,551
Bombardier, Inc.
6.75% 6/15/33	280,000	295,956
7.00% 6/1/32	479,000	506,131
7.25% 7/1/31	523,000	557,334
8.75% 11/15/30	479,000	517,515
Goat Holdco LLC 6.75% 2/1/32	354,000	363,581
TransDigm, Inc.
6.25% 1/31/34	197,000	204,423
6.38% 3/1/29	1,189,000	1,226,179
6.63% 3/1/32	751,000	781,355
		6,333,353
Airlines–0.67%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50% 4/20/26	941,558	942,896
5.75% 4/20/29	1,209,000	1,231,172
JetBlue Airways Corp./JetBlue Loyalty LP 9.88% 9/20/31	1,289,000	1,298,617
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 9.50% 6/1/28	398,000	$411,644
		3,884,329
Auto Manufacturers–1.50%
Allison Transmission, Inc.
3.75% 1/30/31	547,000	515,062
5.88% 6/1/29	404,000	410,166
5.88% 12/1/33	193,000	195,810
Ford Motor Credit Co. LLC
2.90% 2/10/29	220,000	206,745
3.82% 11/2/27	871,000	857,556
4.00% 11/13/30	1,317,000	1,242,845
4.13% 8/17/27	2,028,000	2,011,149
4.54% 8/1/26	1,000,000	998,639
5.73% 9/5/30	342,000	347,266
7.12% 11/7/33	200,000	214,813
7.20% 6/10/30	316,000	338,597
PM General Purchaser LLC 9.50% 10/1/28	707,000	608,020
Wabash National Corp. 4.50% 10/15/28	806,000	753,856
		8,700,524
Auto Parts & Equipment–3.64%
Adient Global Holdings Ltd.
7.00% 4/15/28	725,000	745,066
7.50% 2/15/33	600,000	619,233
8.25% 4/15/31	1,150,000	1,209,206
Allison Transmission, Inc. 4.75% 10/1/27	1,861,000	1,858,458
Clarios Global LP/Clarios U.S. Finance Co.
6.75% 5/15/28	1,036,000	1,062,289
6.75% 2/15/30	656,000	684,739
6.75% 9/15/32	887,000	919,812
Cooper-Standard Automotive, Inc.
5.63% 5/15/27	2,805,805	2,737,455
13.50% 3/31/27	4,668,040	4,851,503
Dana, Inc. 5.38% 11/15/27	1,020,000	1,018,320
Dornoch Debt Merger Sub, Inc. 6.63% 10/15/29	1,450,000	1,255,313
Forvia SE 6.75% 9/15/33	232,000	239,558
Goodyear Tire & Rubber Co.
5.00% 7/15/29	917,000	906,046
5.25% 4/30/31	364,000	349,467
5.25% 7/15/31	1,051,000	996,987
6.63% 7/15/30	245,000	250,889
@IHO Verwaltungs GmbH
7.75% 11/15/30	556,000	584,211
8.00% 11/15/32	222,000	233,833
Qnity Electronics, Inc.
5.75% 8/15/32	269,000	275,038
LVIP JPMorgan High Yield Fund-1

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
Qnity Electronics, Inc. (continued)
6.25% 8/15/33	303,000	$314,075
		21,111,498
Banks–0.18%
μCitigroup, Inc. 6.25% 8/15/26	1,070,000	1,071,015
		1,071,015
Beverages–0.14%
Primo Water Holdings, Inc./Triton Water Holdings, Inc. 6.25% 4/1/29	796,000	799,848
		799,848
Building Materials–3.24%
Builders FirstSource, Inc.
4.25% 2/1/32	976,000	929,358
6.38% 6/15/32	704,000	729,439
6.38% 3/1/34	485,000	501,457
6.75% 5/15/35	293,000	306,336
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63% 12/15/30	1,982,000	2,064,277
6.75% 7/15/31	325,000	342,554
Griffon Corp. 5.75% 3/1/28	1,770,000	1,773,448
JELD-WEN, Inc.
4.88% 12/15/27	1,330,000	1,160,840
7.00% 9/1/32	525,000	360,717
JH North America Holdings, Inc.
5.88% 1/31/31	316,000	322,549
6.13% 7/31/32	471,000	483,508
Knife River Corp. 7.75% 5/1/31	1,020,000	1,068,442
Masterbrand, Inc. 7.00% 7/15/32	905,000	937,607
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75% 4/1/32	489,000	501,318
MIWD Holdco II LLC/MIWD Finance Corp. 5.50% 2/1/30	464,000	449,433
Quikrete Holdings, Inc. 6.38% 3/1/32	1,551,000	1,614,405
Smyrna Ready Mix Concrete LLC 8.88% 11/15/31	1,028,000	1,099,583
Standard Building Solutions, Inc.
5.88% 3/15/34	302,000	302,883
6.25% 8/1/33	762,000	778,411
6.50% 8/15/32	845,000	869,949
Standard Industries, Inc.
3.38% 1/15/31	320,000	293,176
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Standard Industries, Inc. (continued)
4.75% 1/15/28	1,926,000	$1,920,812
		18,810,502
Chemicals–2.88%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31	415,000	437,666
Axalta Coating Systems LLC 3.38% 2/15/29	563,000	541,192
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/27	1,569,000	1,570,592
Celanese U.S. Holdings LLC
7.00% 2/15/31	341,000	349,137
7.38% 2/15/34	1,392,000	1,414,231
Chemours Co.
4.63% 11/15/29	65,000	58,775
5.75% 11/15/28	1,715,000	1,667,855
8.00% 1/15/33	380,000	367,883
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13% 6/15/28	796,000	798,162
Element Solutions, Inc. 3.88% 9/1/28	1,335,000	1,304,893
INEOS Finance PLC
6.75% 5/15/28	500,000	442,331
7.50% 4/15/29	543,000	471,694
INEOS Quattro Finance 2 PLC 9.63% 3/15/29	592,000	410,035
NOVA Chemicals Corp.
4.25% 5/15/29	1,999,000	1,948,236
5.25% 6/1/27	301,000	302,841
7.00% 12/1/31	210,000	223,673
8.50% 11/15/28	616,000	644,056
9.00% 2/15/30	512,000	546,696
Solstice Advanced Materials, Inc. 5.63% 9/30/33	455,000	459,001
@Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC 7.63% 5/3/29	1,256,338	87,944
WR Grace Holdings LLC
4.88% 6/15/27	802,000	799,525
5.63% 8/15/29	1,421,000	1,352,629
6.63% 8/15/32	461,000	466,887
		16,665,934
Commercial Services–5.79%
ADT Security Corp. 4.88% 7/15/32	1,675,000	1,622,366
LVIP JPMorgan High Yield Fund-2

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63% 6/1/28	355,000	$350,145
4.63% 6/1/28	863,000	849,115
APi Group DE, Inc.
4.13% 7/15/29	625,000	607,664
4.75% 10/15/29	527,000	516,328
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75% 4/1/28	760,000	741,438
5.38% 3/1/29	1,055,000	1,029,311
5.75% 7/15/27	659,000	660,162
8.00% 2/15/31	33,000	33,915
8.25% 1/15/30	1,154,000	1,194,202
8.38% 6/15/32	596,000	615,427
Block, Inc.
2.75% 6/1/26	75,000	74,552
5.63% 8/15/30	244,000	248,959
6.00% 8/15/33	369,000	378,819
6.50% 5/15/32	1,574,000	1,636,740
Brink's Co.
4.63% 10/15/27	818,000	817,941
6.50% 6/15/29	333,000	344,787
Clarivate Science Holdings Corp.
3.88% 7/1/28	489,000	474,723
4.88% 7/1/29	689,000	651,457
CoreCivic, Inc. 8.25% 4/15/29	1,280,000	1,345,628
EquipmentShare.com, Inc.
8.00% 3/15/33	353,000	370,293
8.63% 5/15/32	254,000	268,293
9.00% 5/15/28	1,362,000	1,415,365
Garda World Security Corp.
6.00% 6/1/29	829,000	812,994
6.50% 1/15/31	391,000	400,105
8.25% 8/1/32	685,000	696,182
8.38% 11/15/32	343,000	349,384
GEO Group, Inc.
8.63% 4/15/29	692,000	727,848
10.25% 4/15/31	140,000	153,256
Herc Holdings, Inc.
6.63% 6/15/29	634,000	658,154
7.00% 6/15/30	355,000	373,612
Hertz Corp.
^0.00% 10/15/24	656,000	42,640
^0.00% 8/1/26	805,000	165,025
^0.00% 1/15/28	2,613,000	503,002
4.63% 12/1/26	612,000	586,252
5.00% 12/1/29	2,101,000	1,428,323
12.63% 7/15/29	1,294,000	1,305,213
ION Platform Finance U.S., Inc. 7.88% 9/30/32	560,000	531,360
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
NESCO Holdings II, Inc. 5.50% 4/15/29	653,000	$643,242
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26	64,000	64,023
Raven Acquisition Holdings LLC 6.88% 11/15/31	546,000	562,566
Service Corp. International
5.75% 10/15/32	345,000	351,120
7.50% 4/1/27	380,000	392,627
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75% 8/15/32	427,000	440,874
TriNet Group, Inc. 7.13% 8/15/31	599,000	617,444
United Rentals North America, Inc.
4.88% 1/15/28	1,204,000	1,204,104
5.25% 1/15/30	1,565,000	1,586,461
5.38% 11/15/33	285,000	284,798
6.13% 3/15/34	626,000	652,087
Wand NewCo 3, Inc. 7.63% 1/30/32	580,000	613,828
Williams Scotsman, Inc.
6.63% 6/15/29	342,000	353,243
6.63% 4/15/30	163,000	168,475
7.38% 10/1/31	592,000	618,458
		33,534,330
Computers–1.12%
Ahead DB Holdings LLC 6.63% 5/1/28	1,720,000	1,731,137
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00% 11/1/29	1,170,000	1,010,528
Diebold Nixdorf, Inc. 7.75% 3/31/30	683,000	726,825
Insight Enterprises, Inc. 6.63% 5/15/32	340,000	349,518
NCR Atleos Corp. 9.50% 4/1/29	1,188,000	1,289,427
Science Applications International Corp. 5.88% 11/1/33	362,000	366,974
Seagate Data Storage Technology Pte. Ltd.
5.75% 12/1/34	320,000	327,960
8.25% 12/15/29	533,000	565,213
8.50% 7/15/31	119,000	126,516
		6,494,098
Cosmetics & Personal Care–0.27%
Edgewell Personal Care Co.
4.13% 4/1/29	430,000	410,840
LVIP JPMorgan High Yield Fund-3

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Cosmetics & Personal Care (continued)
Edgewell Personal Care Co. (continued)
5.50% 6/1/28	1,180,000	$1,181,230
		1,592,070
Distribution/Wholesale–0.35%
Gates Corp. 6.88% 7/1/29	351,000	364,506
=Incora Intermediate II LLC 6.00% 1/31/33	635,310	275,280
RB Global Holdings, Inc.
6.75% 3/15/28	205,000	209,644
7.75% 3/15/31	248,000	259,275
Resideo Funding, Inc. 6.50% 7/15/32	908,000	929,368
		2,038,073
Diversified Financial Services–0.92%
•ILFC E-Capital Trust I 6.35% 12/21/65	640,000	535,088
OneMain Finance Corp.
3.88% 9/15/28	86,000	83,818
4.00% 9/15/30	280,000	262,461
5.38% 11/15/29	165,000	165,112
6.63% 1/15/28	335,000	343,983
7.13% 3/15/26	444,000	447,271
Rocket Cos., Inc.
6.13% 8/1/30	800,000	826,943
6.38% 8/1/33	428,000	446,241
6.50% 8/1/29	57,000	58,789
7.13% 2/1/32	405,000	426,060
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.88% 10/15/26	749,000	738,075
3.63% 3/1/29	937,000	905,023
4.00% 10/15/33	106,000	98,484
		5,337,348
Electric–1.76%
Calpine Corp.
4.63% 2/1/29	626,000	623,656
5.00% 2/1/31	517,000	525,064
NRG Energy, Inc.
3.63% 2/15/31	341,000	318,659
3.88% 2/15/32	46,000	42,953
5.25% 6/15/29	895,000	897,410
5.75% 1/15/28	274,000	275,047
5.75% 1/15/34	558,000	563,675
6.00% 2/1/33	545,000	555,791
6.00% 1/15/36	559,000	566,403
7.00% 3/15/33	378,000	417,837
Talen Energy Supply LLC 6.25% 2/1/34	1,696,000	1,729,774
Vistra Operations Co. LLC
4.38% 5/1/29	221,000	218,225
5.63% 2/15/27	447,000	447,194
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Vistra Operations Co. LLC (continued)
6.88% 4/15/32	471,000	$496,161
7.75% 10/15/31	1,855,000	1,964,774
VoltaGrid LLC 7.38% 11/1/30	546,000	540,947
		10,183,570
Electrical Components & Equipment–0.96%
Energizer Holdings, Inc.
4.38% 3/31/29	855,000	816,957
4.75% 6/15/28	1,280,000	1,268,984
WESCO Distribution, Inc.
6.38% 3/15/29	1,138,000	1,175,177
6.38% 3/15/33	305,000	318,446
6.63% 3/15/32	395,000	412,445
7.25% 6/15/28	1,572,000	1,594,816
		5,586,825
Electronics–1.16%
Coherent Corp. 5.00% 12/15/29	2,732,000	2,722,756
Imola Merger Corp. 4.75% 5/15/29	2,333,000	2,302,717
Sensata Technologies BV
4.00% 4/15/29	771,000	752,259
5.88% 9/1/30	300,000	304,593
Sensata Technologies, Inc.
3.75% 2/15/31	446,000	418,560
6.63% 7/15/32	200,000	209,415
		6,710,300
Engineering & Construction–0.70%
AECOM 6.00% 8/1/33	579,000	593,394
Dycom Industries, Inc. 4.50% 4/15/29	1,000,000	987,799
Global Infrastructure Solutions, Inc.
5.63% 6/1/29	1,130,000	1,129,998
7.50% 4/15/32	918,000	978,826
TopBuild Corp. 5.63% 1/31/34	355,000	359,113
		4,049,130
Entertainment–3.05%
Boyne USA, Inc. 4.75% 5/15/29	1,374,000	1,355,211
Caesars Entertainment, Inc.
4.63% 10/15/29	740,000	709,837
6.50% 2/15/32	1,655,000	1,695,422
7.00% 2/15/30	415,000	429,798
Churchill Downs, Inc. 5.75% 4/1/30	281,000	283,737
Cinemark USA, Inc.
5.25% 7/15/28	625,000	624,931
7.00% 8/1/32	235,000	243,860
LVIP JPMorgan High Yield Fund-4

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment (continued)
Live Nation Entertainment, Inc.
3.75% 1/15/28	474,000	$465,989
4.75% 10/15/27	1,635,000	1,638,330
6.50% 5/15/27	2,695,000	2,719,727
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp. 6.25% 10/15/30	201,000	205,167
Six Flags Entertainment Corp. 7.25% 5/15/31	345,000	331,033
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.25% 7/15/29	845,000	787,999
5.38% 4/15/27	95,000	94,635
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co. 6.63% 5/1/32	1,911,000	1,927,079
Vail Resorts, Inc.
5.63% 7/15/30	328,000	333,333
6.50% 5/15/32	482,000	500,194
Warnermedia Holdings, Inc.
4.28% 3/15/32	941,000	826,029
5.05% 3/15/42	370,000	260,387
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13% 10/1/29	1,475,000	1,483,738
6.25% 3/15/33	489,000	499,991
7.13% 2/15/31	259,000	280,261
		17,696,688
Environmental Control–1.12%
Clean Harbors, Inc.
5.75% 10/15/33	475,000	487,257
6.38% 2/1/31	125,000	128,641
GFL Environmental, Inc.
4.00% 8/1/28	985,000	971,603
4.38% 8/15/29	520,000	511,330
4.75% 6/15/29	564,000	562,853
6.75% 1/15/31	1,429,000	1,499,267
Madison IAQ LLC
4.13% 6/30/28	788,000	774,293
5.88% 6/30/29	1,185,000	1,177,801
Wrangler Holdco Corp. 6.63% 4/1/32	350,000	366,878
		6,479,923
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food–1.49%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63% 1/15/27	1,417,000	$1,415,635
5.50% 3/31/31	164,000	165,729
5.88% 2/15/28	1,129,000	1,133,327
New Albertsons LP
6.63% 6/1/28	569,000	605,743
7.75% 6/15/26	672,000	678,720
Performance Food Group, Inc.
4.25% 8/1/29	980,000	958,129
5.50% 10/15/27	1,526,000	1,528,254
6.13% 9/15/32	269,000	277,314
Post Holdings, Inc.
4.63% 4/15/30	205,000	199,622
6.25% 2/15/32	604,000	620,595
U.S. Foods, Inc.
4.63% 6/1/30	520,000	513,038
4.75% 2/15/29	220,000	218,765
6.88% 9/15/28	308,000	318,619
		8,633,490
Food Service–0.22%
Aramark Services, Inc. 5.00% 2/1/28	1,273,000	1,272,812
		1,272,812
Gas–0.23%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75% 5/20/27	460,000	462,646
9.38% 6/1/28	471,000	488,310
9.50% 6/1/30	347,000	369,656
		1,320,612
Health Care Products–1.25%
Avantor Funding, Inc. 4.63% 7/15/28	1,630,000	1,621,143
Bausch & Lomb Corp. 8.38% 10/1/28	230,000	240,063
Hologic, Inc.
3.25% 2/15/29	1,000,000	985,571
4.63% 2/1/28	55,000	54,998
Medline Borrower LP
3.88% 4/1/29	2,095,000	2,045,367
5.25% 10/1/29	1,330,000	1,337,190
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25% 4/1/29	911,000	941,757
		7,226,089
LVIP JPMorgan High Yield Fund-5

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services–4.86%
Acadia Healthcare Co., Inc.
5.00% 4/15/29	303,000	$291,739
5.50% 7/1/28	769,000	764,318
7.38% 3/15/33	172,000	173,721
AHP Health Partners, Inc. 5.75% 7/15/29	903,000	895,117
CHS/Community Health Systems, Inc.
4.75% 2/15/31	1,122,000	999,573
5.25% 5/15/30	1,802,000	1,692,425
6.00% 1/15/29	454,000	453,871
6.13% 4/1/30	316,000	253,188
10.88% 1/15/32	988,000	1,078,343
Concentra Health Services, Inc. 6.88% 7/15/32	346,000	361,848
DaVita, Inc.
3.75% 2/15/31	2,071,000	1,913,342
4.63% 6/1/30	1,115,000	1,084,215
6.88% 9/1/32	425,000	442,410
Encompass Health Corp.
4.50% 2/1/28	2,151,000	2,147,269
4.63% 4/1/31	209,000	204,684
Global Medical Response, Inc. 7.38% 10/1/32	473,000	491,624
IQVIA, Inc.
5.00% 10/15/26	2,311,000	2,309,686
5.00% 5/15/27	500,000	499,863
6.25% 6/1/32	1,556,000	1,625,893
Molina Healthcare, Inc. 6.50% 2/15/31	423,000	434,434
Radiology Partners, Inc.
8.50% 7/15/32	1,216,000	1,270,279
@9.78% 2/15/30	823,274	792,401
Sotera Health Holdings LLC 7.38% 6/1/31	700,000	734,175
Surgery Center Holdings, Inc. 7.25% 4/15/32	1,220,000	1,233,991
Tenet Healthcare Corp.
4.25% 6/1/29	239,000	235,431
5.13% 11/1/27	3,796,000	3,804,490
6.13% 6/15/30	998,000	1,021,247
6.75% 5/15/31	945,000	983,281
		28,192,858
Home Furnishings–0.39%
Somnigroup International, Inc.
3.88% 10/15/31	523,000	488,843
4.00% 4/15/29	1,792,000	1,745,917
		2,234,760
Household Products Wares–0.33%
ACCO Brands Corp. 4.25% 3/15/29	1,995,000	1,849,656
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Household Products Wares (continued)
Spectrum Brands, Inc. 3.88% 3/15/31	85,000	$69,421
		1,919,077
Housewares–1.54%
CD&R Smokey Buyer, Inc./Radio Systems Corp. 9.50% 10/15/29	1,051,000	857,202
Central Garden & Pet Co.
4.13% 10/15/30	356,000	341,201
5.13% 2/1/28	2,442,000	2,443,187
Newell Brands, Inc.
6.38% 9/15/27	225,000	226,225
6.38% 5/15/30	355,000	346,679
6.63% 9/15/29	614,000	611,764
6.63% 5/15/32	158,000	153,286
7.38% 4/1/36	250,000	234,799
8.50% 6/1/28	470,000	492,820
Scotts Miracle-Gro Co.
4.00% 4/1/31	919,000	864,653
4.38% 2/1/32	734,000	689,043
4.50% 10/15/29	1,689,000	1,657,175
		8,918,034
Insurance–0.13%
Asurion LLC & Asurion Co-Issuer, Inc. 8.00% 12/31/32	754,000	782,359
		782,359
Internet–0.78%
Arches Buyer, Inc. 4.25% 6/1/28	674,000	661,472
Shutterfly Finance LLC
8.50% 10/1/27	1,931,682	1,856,830
9.75% 10/1/27	294,083	294,083
Snap, Inc. 6.88% 3/1/33	271,000	280,823
Wayfair LLC
6.75% 11/15/32	316,000	324,873
7.25% 10/31/29	300,000	313,101
7.75% 9/15/30	751,000	800,161
		4,531,343
Iron & Steel–0.88%
Big River Steel LLC/BRS Finance Corp. 6.63% 1/31/29	1,254,000	1,263,096
Carpenter Technology Corp. 5.63% 3/1/34	202,000	205,176
Cleveland-Cliffs, Inc.
4.63% 3/1/29	853,000	839,887
4.88% 3/1/31	518,000	497,023
6.75% 4/15/30	495,000	509,049
6.88% 11/1/29	642,000	664,927
7.50% 9/15/31	385,000	406,113
7.63% 1/15/34	227,000	237,220
LVIP JPMorgan High Yield Fund-6

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Iron & Steel (continued)
Commercial Metals Co. 5.75% 11/15/33	454,000	$464,230
		5,086,721
Leisure Time–1.68%
Acushnet Co. 5.63% 12/1/33	121,000	122,360
Amer Sports Co. 6.75% 2/16/31	1,189,000	1,246,200
Carnival Corp.
5.75% 8/1/32	1,658,000	1,701,574
6.13% 2/15/33	1,893,000	1,954,693
7.00% 8/15/29	357,000	374,720
NCL Corp. Ltd. 5.88% 1/15/31	379,000	377,566
Royal Caribbean Cruises Ltd.
5.63% 9/30/31	758,000	774,916
6.00% 2/1/33	919,000	944,223
6.25% 3/15/32	1,375,000	1,422,784
Viking Cruises Ltd. 5.88% 10/15/33	798,000	810,339
		9,729,375
Lodging–1.56%
Hilton Domestic Operating Co., Inc.
3.63% 2/15/32	25,000	23,207
4.00% 5/1/31	166,000	158,925
4.88% 1/15/30	502,000	503,693
5.50% 3/31/34	164,000	165,126
5.75% 9/15/33	873,000	893,441
5.88% 4/1/29	284,000	290,758
5.88% 3/15/33	910,000	936,195
6.13% 4/1/32	344,000	356,215
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88% 4/1/27	832,000	832,379
Marriott Ownership Resorts, Inc.
4.50% 6/15/29	268,000	256,050
4.75% 1/15/28	45,000	44,326
MGM Resorts International
4.63% 9/1/26	1,177,000	1,177,305
6.13% 9/15/29	694,000	713,203
6.50% 4/15/32	632,000	651,153
Station Casinos LLC
4.50% 2/15/28	1,829,000	1,813,888
4.63% 12/1/31	245,000	232,274
		9,048,138
Machinery Construction & Mining–0.58%
BWX Technologies, Inc.
4.13% 6/30/28	796,000	783,726
4.13% 4/15/29	496,000	483,280
Terex Corp.
5.00% 5/15/29	1,267,000	1,262,691
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Construction & Mining (continued)
Terex Corp. (continued)
6.25% 10/15/32	798,000	$818,709
		3,348,406
Machinery Diversified–0.32%
ATS Corp. 4.13% 12/15/28	321,000	313,114
Chart Industries, Inc.
7.50% 1/1/30	1,315,000	1,370,552
9.50% 1/1/31	188,000	199,550
		1,883,216
Media–11.54%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25% 2/1/31	5,122,000	4,706,350
4.50% 8/15/30	2,933,000	2,761,454
4.50% 5/1/32	345,000	309,650
4.75% 3/1/30	6,849,000	6,541,127
5.00% 2/1/28	3,798,000	3,767,948
5.13% 5/1/27	1,000,000	998,625
5.38% 6/1/29	733,000	724,732
CSC Holdings LLC
4.13% 12/1/30	695,000	426,176
4.50% 11/15/31	1,160,000	707,600
5.75% 1/15/30	2,085,000	770,886
6.50% 2/1/29	3,980,000	2,637,628
11.25% 5/15/28	261,000	207,669
11.75% 1/31/29	200,000	148,590
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88% 8/15/27	1,093,000	1,099,416
Discovery Communications LLC 5.00% 9/20/37	235,000	188,028
DISH DBS Corp.
5.25% 12/1/26	4,270,000	4,140,821
5.75% 12/1/28	1,000,000	981,753
7.75% 7/1/26	3,400,000	3,358,616
DISH Network Corp. 11.75% 11/15/27	3,770,000	3,923,741
Gray Media, Inc.
4.75% 10/15/30	1,972,000	1,529,568
5.38% 11/15/31	497,000	372,685
7.25% 8/15/33	961,000	981,978
10.50% 7/15/29	2,478,000	2,664,695
iHeartCommunications, Inc.
7.75% 8/15/30	96,743	84,650
9.13% 5/1/29	2,761,241	2,659,379
10.88% 5/1/30	1,856,239	1,604,030
Midcontinent Communications 8.00% 8/15/32	1,086,000	1,111,657
News Corp. 5.13% 2/15/32	630,000	620,983
LVIP JPMorgan High Yield Fund-7

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Nexstar Media, Inc.
4.75% 11/1/28	1,715,000	$1,702,557
5.63% 7/15/27	2,263,000	2,269,090
μParamount Global 6.25% 2/28/57	1,145,000	1,026,962
Sinclair Television Group, Inc. 8.13% 2/15/33	711,000	742,590
Sirius XM Radio LLC
4.00% 7/15/28	2,954,000	2,887,730
4.13% 7/1/30	2,000	1,902
5.00% 8/1/27	1,230,000	1,232,995
5.50% 7/1/29	2,238,000	2,256,312
Sunrise FinCo I BV 4.88% 7/15/31	592,000	563,880
TEGNA, Inc. 5.00% 9/15/29	1,165,000	1,154,741
Univision Communications, Inc.
7.38% 6/30/30	879,000	893,456
8.00% 8/15/28	1,176,000	1,217,954
8.50% 7/31/31	79,000	82,526
9.38% 8/1/32	363,000	390,157
Virgin Media Secured Finance PLC 5.50% 5/15/29	456,000	449,231
		66,902,518
Mining–0.63%
Alcoa Nederland Holding BV 7.13% 3/15/31	1,015,000	1,078,441
Alumina Pty. Ltd.
6.13% 3/15/30	380,000	392,505
6.38% 9/15/32	440,000	456,907
Compass Minerals International, Inc. 8.00% 7/1/30	293,000	306,577
Novelis Corp.
3.88% 8/15/31	258,000	235,157
4.75% 1/30/30	730,000	705,180
6.38% 8/15/33	288,000	291,966
6.88% 1/30/30	159,000	165,098
		3,631,831
Miscellaneous Manufacturing–0.60%
Enpro, Inc. 6.13% 6/1/33	278,000	286,867
Entegris, Inc.
4.38% 4/15/28	380,000	377,218
4.75% 4/15/29	1,770,000	1,773,862
5.95% 6/15/30	995,000	1,014,910
		3,452,857
Office Business Equipment–0.10%
Xerox Corp. 10.25% 10/15/30	332,000	317,640
Xerox Holdings Corp. 8.88% 11/30/29	612,000	246,326
		563,966
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas–5.46%
Antero Resources Corp. 7.63% 2/1/29	205,000	$208,056
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88% 6/30/29	178,000	178,467
6.63% 10/15/32	365,000	376,903
6.63% 7/15/33	387,000	400,562
Chord Energy Corp.
6.00% 10/1/30	588,000	595,211
6.75% 3/15/33	409,000	422,954
Civitas Resources, Inc.
8.38% 7/1/28	635,000	654,300
8.63% 11/1/30	414,000	433,897
8.75% 7/1/31	856,000	888,015
9.63% 6/15/33	357,000	385,424
CNX Resources Corp.
6.00% 1/15/29	335,000	337,256
7.38% 1/15/31	400,000	414,208
Comstock Resources, Inc.
5.88% 1/15/30	496,000	482,437
6.75% 3/1/29	2,220,000	2,224,931
Crescent Energy Finance LLC
7.38% 1/15/33	685,000	650,032
7.63% 4/1/32	1,072,000	1,039,328
8.38% 1/15/34	485,000	481,770
9.25% 2/15/28	1,350,000	1,392,298
Diamond Foreign Asset Co./Diamond Finance LLC 8.50% 10/1/30	934,000	989,426
Expand Energy Corp.
5.38% 2/1/29	82,000	82,002
5.38% 3/15/30	500,000	506,794
6.75% 4/15/29	3,019,000	3,036,681
Gulfport Energy Operating Corp. 6.75% 9/1/29	945,000	975,884
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 4/15/30	371,000	360,502
6.25% 11/1/28	21,000	21,119
6.25% 4/15/32	257,000	241,935
6.88% 5/15/34	55,000	51,536
Matador Resources Co.
6.25% 4/15/33	702,000	702,934
6.50% 4/15/32	434,000	440,148
Noble Finance II LLC 8.00% 4/15/30	443,000	460,239
Permian Resources Operating LLC
6.25% 2/1/33	499,000	511,857
7.00% 1/15/32	294,000	306,447
8.00% 4/15/27	470,000	476,138
9.88% 7/15/31	1,525,000	1,638,962
Range Resources Corp. 8.25% 1/15/29	1,987,000	2,026,375
LVIP JPMorgan High Yield Fund-8

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
SM Energy Co.
6.50% 7/15/28	47,000	$47,508
6.63% 1/15/27	1,446,000	1,450,232
6.75% 9/15/26	894,000	895,299
6.75% 8/1/29	7,000	7,051
7.00% 8/1/32	148,000	145,494
Sunoco LP 7.00% 5/1/29	327,000	341,047
Sunoco LP/Sunoco Finance Corp.
4.50% 5/15/29	524,000	514,446
4.50% 4/30/30	1,620,000	1,581,970
Transocean International Ltd.
8.25% 5/15/29	661,000	666,191
8.75% 2/15/30	202,500	211,594
Transocean Titan Financing Ltd. 8.38% 2/1/28	164,333	167,831
Valaris Ltd. 8.38% 4/30/30	159,000	165,434
Vital Energy, Inc. 7.88% 4/15/32	1,101,000	1,084,798
		31,673,923
Oil & Gas Services–0.38%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25% 4/1/28	294,000	295,687
6.63% 9/1/32	414,000	426,981
Kodiak Gas Services LLC
6.50% 10/1/33	244,000	249,176
7.25% 2/15/29	516,000	536,822
WBI Operating LLC 6.25% 10/15/30	662,000	665,992
		2,174,658
Packaging & Containers–1.85%
Ardagh Group SA
9.50% 12/1/30	921,000	998,933
12.00% 12/1/30	1,364,000	1,246,355
Clydesdale Acquisition Holdings, Inc. 6.75% 4/15/32	972,000	999,483
Graham Packaging Co., Inc. 7.13% 8/15/28	473,000	473,404
LABL, Inc. 8.63% 10/1/31	47,000	24,997
Mauser Packaging Solutions Holding Co.
7.88% 4/15/30	3,790,000	3,760,098
9.25% 4/15/30	1,600,000	1,536,000
Owens-Brockway Glass Container, Inc. 6.63% 5/13/27	839,000	841,979
TriMas Corp. 4.13% 4/15/29	852,000	828,556
		10,709,805
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals–1.87%
1261229 BC Ltd. 10.00% 4/15/32	3,588,000	$3,731,581
Bausch Health Cos., Inc.
4.88% 6/1/28	1,339,000	1,198,405
5.25% 1/30/30	1,505,000	1,053,500
5.25% 2/15/31	670,000	435,500
Endo Finance Holdings, Inc. 8.50% 4/15/31	291,000	307,570
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13% 4/30/28	1,223,000	1,191,734
5.13% 4/30/31	1,501,000	1,243,121
6.75% 5/15/34	490,000	440,744
7.88% 5/15/34	200,000	162,786
Owens & Minor, Inc.
4.50% 3/31/29	1,082,000	734,400
6.63% 4/1/30	576,000	365,144
		10,864,485
Pipelines–4.21%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38% 6/15/29	197,000	197,005
5.75% 1/15/28	1,637,000	1,640,133
5.75% 10/15/33	631,000	634,811
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63% 7/15/26	550,000	550,376
7.00% 7/15/29	393,000	409,865
7.25% 7/15/32	294,000	312,014
Buckeye Partners LP
4.50% 3/1/28	650,000	645,828
6.75% 2/1/30	573,000	601,507
CNX Midstream Partners LP 4.75% 4/15/30	206,000	199,706
Genesis Energy LP/Genesis Energy Finance Corp.
7.75% 2/1/28	688,000	690,832
7.88% 5/15/32	366,000	381,522
8.88% 4/15/30	428,000	450,393
Harvest Midstream I LP 7.50% 5/15/32	434,000	452,395
Hess Midstream Operations LP
5.13% 6/15/28	660,000	662,664
6.50% 6/1/29	480,000	495,696
Howard Midstream Energy Partners LLC
6.63% 1/15/34	337,000	346,212
7.38% 7/15/32	802,000	846,250
Kinetik Holdings LP
5.88% 6/15/30	466,000	470,175
6.63% 12/15/28	335,000	344,942
LVIP JPMorgan High Yield Fund-9

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13% 2/15/29	568,000	$589,564
8.38% 2/15/32	567,000	587,165
Northriver Midstream Finance LP 6.75% 7/15/32	345,000	351,574
NuStar Logistics LP
5.63% 4/28/27	1,035,000	1,046,202
6.00% 6/1/26	470,000	470,957
6.38% 10/1/30	354,000	372,584
Prairie Acquiror LP 9.00% 8/1/29	410,000	426,163
Rockies Express Pipeline LLC 6.75% 3/15/33	343,000	361,975
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50% 1/15/28	610,000	610,329
6.00% 12/31/30	717,000	722,798
6.00% 9/1/31	703,000	699,713
6.75% 3/15/34	987,000	986,976
7.38% 2/15/29	450,000	465,103
Venture Global LNG, Inc.
7.00% 1/15/30	65,000	62,558
8.13% 6/1/28	717,000	726,252
8.38% 6/1/31	140,000	139,220
9.50% 2/1/29	665,000	689,257
9.88% 2/1/32	1,455,000	1,503,120
Venture Global Plaquemines LNG LLC
6.13% 12/15/30	464,000	472,512
6.50% 1/15/34	1,658,000	1,698,190
6.50% 6/15/34	325,000	332,079
6.75% 1/15/36	537,000	550,044
7.75% 5/1/35	165,000	180,667
		24,377,328
Real Estate–0.35%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25% 4/15/30	1,457,000	1,357,261
9.75% 4/15/30	634,000	688,062
		2,045,323
Real Estate Investment Trusts–1.48%
Iron Mountain, Inc.
4.88% 9/15/27	305,000	304,690
4.88% 9/15/29	12,000	11,839
5.00% 7/15/28	49,000	48,937
5.25% 3/15/28	1,354,000	1,357,053
5.25% 7/15/30	1,055,000	1,042,240
6.25% 1/15/33	94,000	94,786
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Millrose Properties, Inc.
6.25% 9/15/32	294,000	$296,641
6.38% 8/1/30	601,000	614,958
MPT Operating Partnership LP/MPT Finance Corp. 8.50% 2/15/32	422,000	450,668
RHP Hotel Properties LP/RHP Finance Corp.
4.50% 2/15/29	1,318,000	1,304,874
4.75% 10/15/27	1,540,000	1,533,618
6.50% 4/1/32	1,130,000	1,171,906
6.50% 6/15/33	129,000	134,100
7.25% 7/15/28	222,000	228,930
		8,595,240
Retail–1.70%
Asbury Automotive Group, Inc.
4.50% 3/1/28	372,000	370,932
4.63% 11/15/29	475,000	466,997
4.75% 3/1/30	318,000	313,482
Group 1 Automotive, Inc. 6.38% 1/15/30	297,000	305,611
Lithia Motors, Inc. 5.50% 10/1/30	221,000	221,878
PetSmart LLC/PetSmart Finance Corp. 7.50% 9/15/32	1,795,000	1,826,743
QXO Building Products, Inc. 6.75% 4/30/32	887,000	926,399
Rite Aid Corp.
=‡^0.00% 7/1/25	1,377,000	0
=†^0.00% 10/18/25	1,045,253	0
=‡^0.00% 11/15/26	2,338,000	0
=†^0.00% 12/31/49	365,760	0
Saks Global Enterprises LLC 11.00% 12/15/29	555,174	36,086
SGUS LLC 11.00% 12/15/29	236,869	87,642
Sonic Automotive, Inc.
4.63% 11/15/29	1,108,000	1,087,550
4.88% 11/15/31	447,000	431,720
Staples, Inc.
10.75% 9/1/29	2,195,000	2,182,227
12.75% 1/15/30	1,379,011	1,157,070
Superior Plus LP/Superior General Partner, Inc. 4.50% 3/15/29	444,000	433,414
		9,847,751
Semiconductors–0.81%
Amkor Technology, Inc. 5.88% 10/1/33	505,000	515,418
ams-OSRAM AG 12.25% 3/30/29	650,000	690,413
LVIP JPMorgan High Yield Fund-10

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Kioxia Holdings Corp. 6.25% 7/24/30	1,100,000	$1,131,719
ON Semiconductor Corp. 3.88% 9/1/28	1,815,000	1,774,810
Synaptics, Inc. 4.00% 6/15/29	598,000	578,907
		4,691,267
Software–1.31%
AthenaHealth Group, Inc. 6.50% 2/15/30	1,445,000	1,440,651
CoreWeave, Inc.
9.00% 2/1/31	938,000	859,696
9.25% 6/1/30	765,000	711,276
Fair Isaac Corp. 6.00% 5/15/33	389,000	399,560
RingCentral, Inc. 8.50% 8/15/30	1,137,000	1,205,315
SS&C Technologies, Inc.
5.50% 9/30/27	2,605,000	2,607,353
6.50% 6/1/32	340,000	353,741
		7,577,592
Telecommunications–5.08%
Altice Financing SA 5.75% 8/15/29	929,000	644,057
Altice France Lux 3/Altice Holdings 1 10.00% 1/15/33	510,800	468,239
Altice France SA
6.50% 4/15/32	1,034,057	991,332
6.88% 10/15/30	134,020	129,971
6.88% 7/15/32	637,767	611,580
9.50% 11/1/29	967,047	994,666
†^Altice Holdings 1 SARL 0.00% 12/31/99	2,135	342
Cipher Compute LLC 7.13% 11/15/30	429,000	436,929
CommScope LLC
4.75% 9/1/29	1,300,000	1,298,167
8.25% 3/1/27	3,079,000	3,102,896
9.50% 12/15/31	395,000	398,966
CommScope Technologies LLC 5.00% 3/15/27	145,000	144,674
Connect Finco SARL/Connect U.S. Finco LLC 9.00% 9/15/29	510,000	540,977
Connect Holding II LLC 10.50% 4/3/31	866,000	820,492
EchoStar Corp.
@6.75% 11/30/30	875,461	896,882
10.75% 11/30/29	1,065,000	1,177,678
Embarq LLC 8.00% 6/1/36	1,500,000	614,940
Fibercop SpA 6.38% 11/15/33	551,000	546,007
Flash Compute LLC 7.25% 12/31/30	435,000	430,982
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Frontier Communications Holdings LLC
5.00% 5/1/28	2,050,000	$2,053,525
5.88% 10/15/27	77,000	77,249
5.88% 11/1/29	137,507	139,174
6.00% 1/15/30	286,000	290,850
8.75% 5/15/30	744,000	776,930
GCI LLC 4.75% 10/15/28	2,340,000	2,282,128
Hughes Satellite Systems Corp. 6.63% 8/1/26	869,000	793,551
Level 3 Financing, Inc.
6.88% 6/30/33	1,150,000	1,176,770
7.00% 3/31/34	982,791	1,012,837
Lumen Technologies, Inc.
4.13% 4/15/29	1,121,436	1,110,222
4.13% 4/15/30	961,549	954,751
4.13% 4/15/30	1,818,612	1,805,754
5.38% 6/15/29	1,020,000	958,800
10.00% 10/15/32	402,750	404,764
WULF Compute LLC 7.75% 10/15/30	1,302,000	1,341,383
		29,428,465
Transportation–0.18%
First Student Bidco, Inc./First Transit Parent, Inc. 4.00% 7/31/29	82,000	79,677
XPO, Inc.
6.25% 6/1/28	610,000	621,975
7.13% 2/1/32	353,000	371,281
		1,072,933
Total Corporate Bonds (Cost $497,104,584)		497,286,276
LOAN AGREEMENTS–9.60%
•Adient U.S. LLC 5.97% (1 mo. USD Term SOFR + 2.25%) 1/31/31	686,276	688,424
•Ahead DB Holdings LLC 6.17% (3 mo. USD Term SOFR + 2.50%) 2/3/31	1,084,007	1,081,785
•Allied Universal Holdco LLC 6.97% (1 mo. USD Term SOFR + 3.25%) 8/20/32	239,400	240,489
•Altar Bidco, Inc. 6.78% (1 mo. USD Term SOFR + 3.10%) 2/1/29	682,295	674,135
•American Airlines, Inc. 6.13% (3 mo. USD Term SOFR + 2.25%) 4/20/28	855,525	857,023
•Asurion LLC 7.97% (1 mo. USD Term SOFR + 4.25%) 9/19/30	580,417	579,964
LVIP JPMorgan High Yield Fund-11

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•AthenaHealth Group, Inc. 6.47% (1 mo. USD Term SOFR + 2.75%) 2/15/29	615,350	$615,990
=AWS Claire's LLC 10.00% 9/18/30	102,982	102,982
•Bausch & Lomb Corp. 7.97% (1 mo. USD Term SOFR + 4.25%) 1/15/31	568,362	573,477
•Bausch Health Cos., Inc. 9.97% (1 mo. USD Term SOFR + 6.25%) 10/8/30	2,000,855	1,950,093
•BCPE Pequod Buyer, Inc. 6.72% (1 mo. USD Term SOFR + 3.00%) 11/25/31	1,042,767	1,044,393
•Belron Finance LLC 6.12% (3 mo. USD Term SOFR + 2.25%) 10/16/31	486,935	489,369
•Charter Communications Operating LLC 5.99% (3 mo. USD Term SOFR + 2.00%) 12/7/30	1,470,000	1,468,163
•Clear Channel Outdoor Holdings, Inc. 7.83% (1 mo. USD Term SOFR + 4.00%) 8/23/28	174,821	174,915
•Colossus Acquireco LLC 5.41% (3 mo. USD Term SOFR + 1.75%) 7/30/32	496,890	496,269
∞CommScope, Inc. 0.00% 12/17/29	730,000	730,343
•Conair Holdings LLC 7.58% (1 mo. USD Term SOFR + 3.75%) 5/17/28	857,097	439,262
•Crown Finance U.S., Inc. 8.34% (1 mo. USD Term SOFR + 4.50%) 12/2/31	683,117	672,529
∞Dayforce, Inc. 0.00% 8/20/32	1,082,569	1,078,704
•DexKo Global, Inc. 7.58% (1 mo. USD Term SOFR + 3.75%) 10/4/28	1,305,391	1,293,694
•DirecTV Financing LLC 9.10% (3 mo. USD Term SOFR + 5.00%) 8/2/27	76,336	76,357
•EMRLD Borrower LP 6.12% (6 mo. USD Term SOFR + 2.25%) 8/4/31	811,262	812,455
•EW Scripps Co. 9.60% (1 mo. USD Term SOFR + 5.75%) 6/30/28	183,046	184,615
=∞FGI Operating Co. LLC 0.00% 12/31/25	74,836	748
•First Advantage Holdings LLC 6.47% (1 mo. USD Term SOFR + 2.75%) 10/31/31	925,585	914,923
•First Student Bidco, Inc.
6.17% (3 mo. USD Term SOFR + 2.50%) 8/15/30	1,850,757	1,855,847
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•First Student Bidco, Inc. (continued)
6.17% (3 mo. USD Term SOFR + 2.50%) 8/15/30	283,725	$284,315
•Hertz Corp.
7.33% (1 mo. USD Term SOFR + 3.50%) 6/30/28	651,979	546,234
7.33% (1 mo. USD Term SOFR + 3.50%) 6/30/28	128,663	107,795
•HUB International Ltd. 6.12% (3 mo. USD Term SOFR + 2.25%) 6/20/30	247,816	248,991
•iHeartCommunications, Inc. 9.61% (1 mo. USD Term SOFR + 5.78%) 5/1/29	2,507,481	2,288,528
•Ineos U.S. Finance LLC 6.97% (1 mo. USD Term SOFR + 3.25%) 2/18/30	1,138,894	918,233
•Instructure Holdings, Inc. 6.44% (3 mo. USD Term SOFR + 2.75%) 11/13/31	1,125,043	1,126,314
•LABL, Inc. 8.94% (3 mo. USD Term SOFR + 5.00%) 10/30/28	1,110,136	699,186
•LSF12 Crown U.S. Commercial Bidco LLC 7.37% (1 mo. USD Term SOFR + 3.50%) 12/2/31	1,329,047	1,336,105
•Lumen Technologies, Inc. 4.35% (1 mo. USD Term SOFR + 2.35%) 4/16/29	1,713,463	1,702,754
•Madison IAQ LLC 6.70% (6 mo. USD Term SOFR + 2.50%) 6/21/28	937,392	941,404
•Medline Borrower LP 5.47% (1 mo. USD Term SOFR + 1.75%) 10/23/28	105,985	106,270
•MI Windows & Doors LLC 6.47% (1 mo. USD Term SOFR + 2.75%) 3/28/31	531,927	531,762
Moran Foods LLC
=@•5.67% (3 mo. USD Term SOFR + 2.00%) 6/30/26	7,344,051	1,824,997
=•6.34% (3 mo. USD Term SOFR + 2.50%) 12/31/28	1,146,933	1,089,586
=•12.34% (3 mo. USD Term SOFR + 8.50%) 12/31/28	1,048,251	995,838
@•15.02% (3 mo. USD Term SOFR + 2.00%) 6/30/26	3,440,464	344
=•15.44% (3 mo. USD Term SOFR + 11.50%) 6/30/26	2,888,930	2,744,483
•Nuvei Technologies Corp. 6.22% (1 mo. USD Term SOFR + 2.50%) 11/17/31	1,366,359	1,366,782
•PAREXEL International Corp. 6.47% (1 mo. USD Term SOFR + 2.75%) 12/12/31	873,543	875,911
LVIP JPMorgan High Yield Fund-12

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Petco Health & Wellness Co., Inc. 7.18% (3 mo. USD Term SOFR + 3.25%) 3/3/28	1,959,891	$1,937,607
•PetSmart, Inc. 7.73% (1 mo. USD Term SOFR + 4.00%) 8/18/32	224,420	223,228
•Primo Brands Corp. 5.92% (3 mo. USD Term SOFR + 2.25%) 3/31/28	954,096	956,405
•Quikrete Holdings, Inc. 5.97% (1 mo. USD Term SOFR + 2.25%) 2/10/32	1,357,244	1,361,125
•QXO, Inc. 5.72% (1 mo. USD Term SOFR + 2.00%) 4/30/32	144,788	145,134
Raven Acquisition Holdings LLC
✠0.00% 11/19/31	48,490	48,626
•6.72% (1 mo. USD Term SOFR + 3.00%) 11/19/31	673,767	675,660
•Rocket Software, Inc. 7.47% (1 mo. USD Term SOFR + 3.75%) 11/28/28	804,183	803,733
•Sanmina Corp. 5.92% (1 mo. USD Term SOFR + 2.00%) 10/27/32	789,711	790,698
•Serta Simmons Bedding LLC 11.29% (3 mo. USD Term SOFR + 7.50%) 6/29/28	790,907	741,475
@•Shutterfly, Inc. 8.82% (3 mo. USD Term SOFR + 5.00%) 10/1/27	682,140	648,763
•SPX Flow, Inc. 6.47% (1 mo. USD Term SOFR + 2.75%) 4/5/29	540,562	541,627
•Star Parent, Inc. 7.67% (3 mo. USD Term SOFR + 4.00%) 9/27/30	412,650	412,972
•Station Casinos LLC 5.72% (1 mo. USD Term SOFR + 2.00%) 3/14/31	378,263	379,257
•Topgolf Callaway Brands Corp. 6.72% (1 mo. USD Term SOFR + 3.00%) 3/18/30	427,494	428,383
•TransDigm, Inc.
6.22% (1 mo. USD Term SOFR + 2.50%) 2/28/31	207,889	208,596
6.22% (1 mo. USD Term SOFR + 2.50%) 8/19/32	533,662	535,776
•U.S. Renal Care, Inc. 8.83% (1 mo. USD Term SOFR + 5.00%) 6/28/28	1,004,613	942,769
•UKG, Inc. 6.34% (3 mo. USD Term SOFR + 2.50%) 2/10/31	360,447	360,591
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Varsity Brands, Inc. 6.67% (3 mo. USD Term SOFR + 3.00%) 8/26/31	1,467,293	$1,471,886
@•Venator Materials LLC
10.75% (3 mo. USD Term SOFR + 6.75%) 7/16/26	415,943	332,755
10.75% (3 mo. USD Term SOFR + 6.75%) 10/12/28	667,914	133,583
10.75% (3 mo. USD Term SOFR + 6.75%) 7/16/26	408,427	326,742
•Vista Management Holding, Inc. 7.74% (3 mo. USD Term SOFR + 3.75%) 4/1/31	897,741	905,220
•White Cap Buyer LLC 6.97% (1 mo. USD Term SOFR + 3.25%) 10/19/29	1,499,381	1,505,124
Total Loan Agreements (Cost $56,530,494)		55,650,515

	Number of Shares
COMMON STOCK–1.32%
†Clear Channel Outdoor Holdings, Inc.	169,362	374,290
†Envision Healthcare Corp.	16,065	242,485
†Frontier Communications Parent, Inc.	22,898	871,728
†Gulfport Energy Corp.	2,489	517,687
†iHeartMedia, Inc. Class A	32,090	133,494
=†Incora Intermediate LLC	28,922	312,936
=†Incora Top Holdco LLC	556	15,045
†Luxco Co. Ltd.	41,490	747,232
†Mallinckrodt PLC	16,262	1,607,092
†Mallinckrodt PLC	11,151	1,101,998
=†Moran Foods LLC	8,504,906,716	0
=†MYT Holding LLC	502,370	125,593
National CineMedia, Inc.	46,490	180,846
=†Neiman Marcus Group LLC	483	966
=†‡NMG Parent LLC	5,708	2,854
=†Rite Aid Corp.	3,660	0
†Serta Simmons Bedding, Inc.	43,090	420,127
=†Serta SSB Equipment Co.	43,090	0
=†Venator Materials PLC	1,539	26,933
=†Yeoman Capital SA	108,812	959,071
Total Common Stock (Cost $12,289,956)		7,640,377
PREFERRED STOCKS–0.23%
=† ☐Mallinckrodt PLC 0.00%	740,961,768	0
=† ☐Mallinckrodt PLC. 0.00%	508,084,164	0
=†MYT Holding LLC 10.00% 6/6/29	1,067,993	1,353,147
Total Preferred Stocks (Cost $879,488)		1,353,147
LVIP JPMorgan High Yield Fund-13

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
	Number of Shares	Value (U.S. $)
RIGHTS–0.21%
=†SES SA	75,556	$1,180,563
Total Rights (Cost $0)		1,180,563
WARRANTS–0.00%
=†Audacy, Inc. exp 5/01/27 exercise price $1.00	4,493	70
†Audacy, Inc. exp 12/31/99 exercise price $1.00	3,707	20,388
=†Audacy, Inc. exp 12/31/49 exercise price $1.00	749	12
Total Warrants (Cost $0)		20,470
MONEY MARKET FUND–1.53%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.74%)	8,857,190	8,857,190
Total Money Market Fund (Cost $8,857,190)		8,857,190

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANY—0.01%
Private Trust–0.01%
=Endo GUC Trust 0.00%	56,661	$32,580
Total Short-Term Investment (Cost $0)		32,580

TOTAL INVESTMENTS–98.91% (Cost $576,075,424)	573,322,288

★RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.09%	6,335,003
NET ASSETS APPLICABLE TO 57,851,289 SHARES OUTSTANDING–100.00%	$579,657,291
NET ASSET VALUE PER SHARE–LVIP JPMORGAN HIGH YIELD FUND STANDARD CLASS ($362,575,109 / 36,176,959 Shares)	$10.022
NET ASSET VALUE PER SHARE–LVIP JPMORGAN HIGH YIELD FUND SERVICE CLASS ($217,082,182 / 21,674,330 Shares)	$10.016
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2025:
Shares of beneficial interest (unlimited authorization–no par)	$648,896,954
Distributable earnings/(accumulated loss)	(69,239,663)
TOTAL NET ASSETS	$579,657,291

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
@PIK. 100% of the income received was in the form of additional par.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2025. Rate will reset at a future date.
^Zero coupon security.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in "Notes to Financial Statements".
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

LVIP JPMorgan High Yield Fund-14

LVIP JPMorgan High Yield Fund
Statement of Net Assets (continued)
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
†Non-income producing.
∞Delayed settlement. Interest rate to be determined upon settlement date.
✠All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
☐Rate is less than 0.01%.

★Includes $2,992,048 payable for securities purchased, $1,179,001 payable for fund shares redeemed, $32,202 other accrued expenses payable, $48,490 payable for unfunded loan commitments, $370,899 due to manager and affiliates, $32,868 payable for audit fee and $22,920 payable for fund accounting fee as of December 31, 2025.

Summary of Abbreviations:
LNG–Liquefied Natural Gas
SOFR–Secured Overnight Financing Rate
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund-15

LVIP JPMorgan High Yield Fund
Statement of Operations
Year Ended December 31, 2025
INVESTMENT INCOME:
Interest	$46,873,972
Dividends	11,524
46,885,496
EXPENSES:
Management fees	4,399,670
Distribution fees-Service Class	527,396
Shareholder servicing fees	200,567
Accounting and administration expenses	137,923
Professional fees	93,875
Pricing fees	58,895
Reports and statements to shareholders	22,931
Custodian fees	22,250
Trustees’ fees and expenses	20,524
Consulting fees	7,607
Other	21,655
5,513,293
Less:
Management fees waived	(270,806)
Total operating expenses	5,242,487
NET INVESTMENT INCOME	41,643,009
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(16,348,112)
Net change in unrealized appreciation (depreciation) of investments	31,652,600
NET REALIZED AND UNREALIZED GAIN	15,304,488
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$56,947,497
See accompanying notes, which are an integral part of the financial statements.

LVIP JPMorgan High Yield Fund
Statements of Changes in Net Assets
	Year Ended
	12/31/25	12/31/24
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$41,643,009	$41,741,279
Net realized loss	(16,348,112)	(3,591,649)
Net change in unrealized appreciation (depreciation)	31,652,600	17,459,007
Net increase in net assets resulting from operations	56,947,497	55,608,637
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings:
Standard Class	(26,390,638)	(35,669,134)
Service Class	(12,738,702)	(13,961,634)
	(39,129,340)	(49,630,768)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	63,390,258	132,426,389
Service Class	36,021,040	31,999,134
Reinvestment of dividends and distributions:
Standard Class	26,390,638	35,669,134
Service Class	12,738,702	13,961,634
	138,540,638	214,056,291
Cost of shares redeemed:
Standard Class	(251,875,605)	(114,071,894)
Service Class	(46,746,968)	(36,135,246)
	(298,622,573)	(150,207,140)
Increase (decrease) in net assets derived from capital share transactions	(160,081,935)	63,849,151
NET INCREASE (DECREASE) IN NET ASSETS	(142,263,778)	69,827,020
NET ASSETS:
Beginning of year	721,921,069	652,094,049
End of year	$579,657,291	$721,921,069
See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund-16

LVIP JPMorgan High Yield Fund
Financial Highlights
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan High Yield Fund Standard Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.809	$9.731	$9.133	$10.804	$10.624
Income (loss) from investment operations:
Net investment income[1]	0.619	0.603	0.548	0.497	0.453
Net realized and unrealized gain (loss)	0.241	0.191	0.524	(1.596)	0.227
Total from investment operations	0.860	0.794	1.072	(1.099)	0.680
Less dividends and distributions from:
Net investment income	(0.647)	(0.716)	(0.474)	(0.572)	(0.499)
Return of capital	—	—	—	—	(0.001)
Total dividends and distributions	(0.647)	(0.716)	(0.474)	(0.572)	(0.500)
Net asset value, end of period	$10.022	$9.809	$9.731	$9.133	$10.804
Total return[2]	8.85%	8.09%	11.76%	(10.23% )	6.43%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$362,575	$511,236	$452,632	$439,627	$624,429
Ratio of expenses to average net assets	0.68%	0.68%	0.68%	0.67%	0.66%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.72%	0.72%	0.72%	0.71%	0.70%
Ratio of net investment income to average net assets	6.10%	6.01%	5.77%	5.00%	4.11%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	6.06%	5.97%	5.73%	4.96%	4.07%
Portfolio turnover	24%	25%	16%	11%	33%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund-17

LVIP JPMorgan High Yield Fund
Financial Highlights (continued)
Selected data for each share of the Fund outstanding throughout each period were as follows:
	LVIP JPMorgan High Yield Fund Service Class
	Year Ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.803	$9.726	$9.130	$10.798	$10.619
Income (loss) from investment operations:
Net investment income[1]	0.593	0.576	0.524	0.471	0.424
Net realized and unrealized gain (loss)	0.241	0.192	0.521	(1.594)	0.227
Total from investment operations	0.834	0.768	1.045	(1.123)	0.651
Less dividends and distributions from:
Net investment income	(0.621)	(0.691)	(0.449)	(0.545)	(0.471)
Return of capital	—	—	—	—	(0.001)
Total dividends and distributions	(0.621)	(0.691)	(0.449)	(0.545)	(0.472)
Net asset value, end of period	$10.016	$9.803	$9.726	$9.130	$10.798
Total return[2]	8.59%	7.81%	11.49%	(10.46% )	6.16%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$217,082	$210,685	$199,462	$192,503	$250,402
Ratio of expenses to average net assets	0.93%	0.93%	0.93%	0.92%	0.91%
Ratio of expenses to average net assets prior to expenses waived/reimbursed	0.97%	0.97%	0.97%	0.96%	0.95%
Ratio of net investment income to average net assets	5.85%	5.76%	5.52%	4.75%	3.86%
Ratio of net investment income to average net assets prior to expenses waived/reimbursed	5.81%	5.72%	5.48%	4.71%	3.82%
Portfolio turnover	24%	25%	16%	11%	33%

[1]	The average shares outstanding method has been applied for per share information.
[2]
Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return reflects waivers and/or reimbursements, if applicable, by the manager. Performance would have been lower had the waivers and/or reimbursements not been in effect.
Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which the Fund serves as an underlying investment vehicle. If total return had taken these into account, performance would have been lower.

See accompanying notes, which are an integral part of the financial statements.
LVIP JPMorgan High Yield Fund-18

LVIP JPMorgan High Yield Fund
Notes to Financial Statements
December 31, 2025
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”) is a Delaware statutory trust. The Trust consists of 110 series, each of which is treated as a separate entity for certain matters under the Investment Company Act of 1940 (the “1940 Act”) and for other purposes. A shareholder of one series is not deemed to be a shareholder of any other series. These financial statements and the related notes pertain to the LVIP JPMorgan High Yield Fund (the “Fund”). The financial statements of the Trust’s other series are included in separate reports to their shareholders. The Trust is an open-end investment company. The Fund is a diversified management investment company registered under the 1940 Act. The Fund may sell its shares directly or indirectly to The Lincoln National Life Insurance Company (“Lincoln Life”), Lincoln Life & Annuity Company of New York (“LNY”), or to unaffiliated insurance companies. Lincoln Life and LNY hold the Fund’s shares in separate accounts that support various variable annuity contracts and variable life insurance contracts.
The Fund’s investment objective is to seek a high level of current income by investing primarily in a diversified portfolio of debt securities which are rated below investment grade or unrated. Capital appreciation is a secondary objective.
1. Significant Accounting Policies
The Fund is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
Federal Income Taxes–No provision for federal income taxes has been made because the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions deemed not to meet the more-likely-than-not threshold are recorded as a tax expense in the current year. Management has analyzed the tax positions taken or to be taken on the Fund's federal income tax returns through the year ended December 31, 2025 and for all open tax years (years ended December 31, 2022-December 31, 2024), and has concluded that no provision for federal income tax is required in the Fund's financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. During the year ended December 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting–Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund
LVIP JPMorgan High Yield Fund-19

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 1. Significant Accounting Policies (continued)
may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Net Assets.
Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other–Expenses common to all series of the Trust are allocated to each series based on their relative net assets. Expenses exclusive to a specific series of the Trust are charged directly to the applicable series. Security transactions are recorded on the date the securities are purchased or sold (i.e., the trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold.   Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.   Discounts and premiums on debt securities are amortized/accreted to interest income using the effective interest method.   The Fund declares and distributes dividends from net investment income, if any, semi-annually.   Distributions from net realized gains, if any, are declared and distributed at least annually. Dividends and distributions, if any, are recorded on the ex-dividend date.
Segment Reporting–The LFI Investment Committee acts as the Fund's Chief Operating Decision Maker (“CODM’') and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that each Fund operates as a single operating segment because each Fund has a single investment strategy against which the CODM assesses performance. The CODM monitors the operating results of each Fund as a whole. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
2. Management Fees and Other Transactions With Affiliates
LFI is a registered investment adviser and wholly owned subsidiary of Lincoln Life, a wholly owned subsidiary of Lincoln National Corporation. LFI is responsible for overall management of the Fund's investment portfolio, including monitoring of the Fund's investment sub-adviser, and providing certain administrative services to the Fund.   For its services, LFI receives a management fee at an annual rate of 0.65% of the first $500 million of the Fund’s average daily net assets; and 0.60% of the Fund’s average daily net assets in excess of $500 million.   LFI has contractually agreed to waive a portion of its advisory fee as follows: 0.00% on the first $150 million of the Fund’s average daily net assets and 0.05% of the Fund’s average daily net assets in excess of $150 million.   The agreement will continue at least through April 30, 2026, and cannot be terminated before that date without the mutual agreement of the Board and LFI.   The management fee, net of waivers, is calculated daily and paid monthly.
J.P. Morgan Investment Management, Inc. (the “Sub-Adviser”) is responsible for the day-to-day management of the Fund’s investment portfolio. For these services, LFI, not the Fund, pays the Sub-Adviser a fee based on the Fund's average daily net assets.
Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Fund. For these services, the Fund reimburses Lincoln Life for the cost of administrative and internal legal services, which is included in “Accounting and administration expenses” on the Statement of Operations. For the year ended December 31, 2025, costs for these administrative and legal services were as follows:
Administrative	$58,102
Legal	9,566
Lincoln Life also provides certain contract holder and additional corporate services to the Fund. The Fund pays Lincoln Life a fee for such services at an annual rate of 0.029% of the Fund's average daily net assets, calculated daily and paid monthly. The fee is included in “Shareholder servicing fees” on the Statement of Operations.
Lincoln Life also prints and mails Fund documents on behalf of the Fund. The cost of these services is included in “Reports and statements to shareholders” on the  Statement of Operations. The Fund reimburses Lincoln Life for the cost of these services, which amounted to $12,312 for the year ended December 31, 2025.
The Fund currently offers two classes of shares: the Standard Class and the Service Class. The two classes of shares are identical, except that Service Class shares are subject to a distribution and service fee (“12b-1 Fee”). Pursuant to its distribution and service plan, the Fund is authorized to pay, out of the assets of the Service Class shares an annual 12b-1 Fee at a rate not to exceed 0.35% of the average daily net assets of the Service Class shares, as compensation or reimbursement for services rendered and/or expenses borne. The Trust has entered into a distribution agreement with Lincoln Financial Distributors, Inc. (“LFD”), an affiliate of LFI. The 12b-1 Fee is 0.25% of the average daily net assets of the Service Class shares. The 12b-1 Fee can be adjusted only with the consent of the Board. The fee is calculated daily and paid monthly.
LVIP JPMorgan High Yield Fund-20

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 2. Management Fees and Other Transactions With Affiliates (continued)
At December 31, 2025, the Fund had liabilities payable to affiliates as follows:
Management fees payable to LFI	$310,086
Distribution fees payable to LFD	45,918
Shareholder servicing fees payable to Lincoln Life	14,895
Certain officers and trustees of the Fund are also officers or directors of Lincoln Life and its affiliates and receive no compensation from the Fund. The Fund pays compensation to unaffiliated trustees.
3. Investments
For the year ended December 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments as follows:
Purchases other than U.S. government securities	$160,015,540
Sales other than U.S. government securities	290,912,195
Sales of U.S. government securities	11,514,025
At December 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:
Cost of investments	$578,421,406
Aggregate unrealized appreciation of investments	$19,503,284
Aggregate unrealized depreciation of investments	(23,872,059)
Net unrealized depreciation of investments	$(4,368,775)
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Convertible Bond	$—	$1,301,170	$—	$1,301,170
Corporate Bonds
Advertising	—	8,469,686	—	8,469,686
Aerospace & Defense	—	6,333,353	—	6,333,353
LVIP JPMorgan High Yield Fund-21

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
	Level 1	Level 2	Level 3	Total
Airlines	$—	$3,884,329	$—	$3,884,329
Auto Manufacturers	—	8,700,524	—	8,700,524
Auto Parts & Equipment	—	21,111,498	—	21,111,498
Banks	—	1,071,015	—	1,071,015
Beverages	—	799,848	—	799,848
Building Materials	—	18,810,502	—	18,810,502
Chemicals	—	16,665,934	—	16,665,934
Commercial Services	—	33,534,330	—	33,534,330
Computers	—	6,494,098	—	6,494,098
Cosmetics & Personal Care	—	1,592,070	—	1,592,070
Distribution/Wholesale	—	1,762,793	275,280	2,038,073
Diversified Financial Services	—	5,337,348	—	5,337,348
Electric	—	10,183,570	—	10,183,570
Electrical Components & Equipment	—	5,586,825	—	5,586,825
Electronics	—	6,710,300	—	6,710,300
Engineering & Construction	—	4,049,130	—	4,049,130
Entertainment	—	17,696,688	—	17,696,688
Environmental Control	—	6,479,923	—	6,479,923
Food	—	8,633,490	—	8,633,490
Food Service	—	1,272,812	—	1,272,812
Gas	—	1,320,612	—	1,320,612
Health Care Products	—	7,226,089	—	7,226,089
Health Care Services	—	28,192,858	—	28,192,858
Home Furnishings	—	2,234,760	—	2,234,760
Household Products Wares	—	1,919,077	—	1,919,077
Housewares	—	8,918,034	—	8,918,034
Insurance	—	782,359	—	782,359
Internet	—	4,531,343	—	4,531,343
Iron & Steel	—	5,086,721	—	5,086,721
Leisure Time	—	9,729,375	—	9,729,375
Lodging	—	9,048,138	—	9,048,138
Machinery Construction & Mining	—	3,348,406	—	3,348,406
Machinery Diversified	—	1,883,216	—	1,883,216
Media	—	66,902,518	—	66,902,518
Mining	—	3,631,831	—	3,631,831
Miscellaneous Manufacturing	—	3,452,857	—	3,452,857
Office Business Equipment	—	563,966	—	563,966
Oil & Gas	—	31,673,923	—	31,673,923
Oil & Gas Services	—	2,174,658	—	2,174,658
Packaging & Containers	—	10,709,805	—	10,709,805
Pharmaceuticals	—	10,864,485	—	10,864,485
Pipelines	—	24,377,328	—	24,377,328
Real Estate	—	2,045,323	—	2,045,323
Real Estate Investment Trusts	—	8,595,240	—	8,595,240
Retail	—	9,847,751	— *	9,847,751
Semiconductors	—	4,691,267	—	4,691,267
Software	—	7,577,592	—	7,577,592
Telecommunications	—	29,428,465	—	29,428,465
Transportation	—	1,072,933	—	1,072,933
Loan Agreements	—	48,891,881	6,758,634	55,650,515
Common Stock	2,078,045	4,118,934	1,443,398	7,640,377
Preferred Stocks	—	—	1,353,147	1,353,147
Rights	—	—	1,180,563	1,180,563
Warrants	—	20,388	82	20,470
Money Market Fund	8,857,190	—	—	8,857,190
Private Trust	$—	$—	$32,580	$32,580
Total Investments	$10,935,235	$551,343,369	$11,043,684	$573,322,288

*	Includes securities that have been valued at zero on the "Statement of Net Assets" that are considered to be Level 3 investments in this table.
LVIP JPMorgan High Yield Fund-22

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
For the year ended December 31, 2025, transfers in and out of level 3 were the result of changes in the transparency of market activity (e.g., trades of the Fund’s investments, similar securities of the issuer and/or comparable securities) and observability of certain valuation inputs used by pricing services or the valuation designee, as applicable, in determining fair value. Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the reporting period.
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the year ended December 31, 2025. Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund’s securities.
Asset Type	Fair Value at December 31, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
Common Stock	$1,443,398	Indicative Market Quote	Broker Quote	$0.25 - $17.50 ($8.05)
		Enterprise Value	Expected Recovery - Terms of Restructuring	$0.00 - $27.06 ($11.27)
		Enterprise Value	Expected Recovery - Discount (b)	60% (N/A)
Corporate Bonds	$275,280	Enterprise Value	Expected Recovery - Terms of Restructuring	$0.00 - $43.33 ($43.33)
		Enterprise Value	Expected Recovery - Discount (b)	60% (N/A)
Loan Agreements	$6,758,634	Enterprise Value	Expected Recovery - Terms of Restructuring	$1.00 - $100.00 ($76.12)
Preferred Stocks	$1,353,147	Indicative Market Quote	Broker Quote	$1.267 (N/A)
		Enterprise Value	Expected Recovery - Terms of Restructuring	$0.00 (N/A)
Private Trust	$32,580	Indicative Market Quote	Broker Quote	$0.575 (N/A)
Rights	$1,180,563	Indicative Market Quote	Broker Quote	$15.625 (N/A)
Warrants	$82	Indicative Market Quote	Broker Quote	$0.0155 (N/A)
Total	$11,043,684
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service or corporate action. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

The table above excludes investments that have been deemed worthless and have been valued at zero as there are no unobservable inputs for these securities.
(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
(b) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
LVIP JPMorgan High Yield Fund-23

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
 3. Investments (continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2024	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 12/31/25	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 12/31/25
Common Stock	$3,162,243	$—	$3,737,440	$(2,773,301)	$—	$—	$—	$(5,467,051)	$2,784,067	$1,443,398	$(3,038,463)
Corporate Bonds	1,191,106	—	460,197	(5,719)	—	—	(153,479)	(4,027,496)	2,810,671	275,280	(203,980)
Loan Agreements	1,751,447	—	2,132,014	(9,756)	1,309,308	(345,238)	143	11	1,920,705	6,758,634	1,920,705
Preferred Stocks	2,979,300	—	—	—	—	—	—	(332,692)	(1,293,461)	1,353,147	249,910
Private Trust	35,413	—	—	—	—	—	—	—	(2,833)	32,580	(2,833)
Rights	—	—	—	—	—	—	—	—	1,180,563	1,180,563	1,180,563
Warrants	—	—	—	—	—	—	—	(137)	219	82	82
Total	$9,119,509	$—	$6,329,651	$(2,788,776)	$1,309,308	(345,238)$	$(153,336)	$(9,827,365)	$7,399,931	$11,043,684	$105,984
For the year ended December 31, 2025, transfers in and out of level 3 were the result of changes in the transparency of market activity (e.g., trades of the Fund’s investments, similar securities of the issuer and/or comparable securities) and observability of certain valuation inputs used by pricing services or the valuation designee, as applicable, in determining fair value. Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the reporting period.
4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.   These differences are primarily due to adjustments related to wash sales and partnerships and premium amortization adjustments on certain debt instruments.   The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund for financial reporting purposes. The tax character of dividends and distributions paid during the years ended December 31, 2025 and 2024 were as follows:
	Year Ended
	12/31/25	12/31/24
Ordinary income	$39,129,340	$49,630,768
5. Components of Distributable Earnings on a Tax Basis
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$2,649,488
Capital loss carryforward	(67,520,378)
Other temporary differences	2
Net unrealized depreciation	(4,368,775)
Distributable earnings/(accumulated loss)	$(69,239,663)
For financial reporting purposes, any permanent differences resulting from different book and tax treatment are reclassified between distributable earnings/(accumulated loss) and paid-in capital. Results of operations and net assets are not affected by these reclassifications. For the year ended December 31, 2025, there were no permanent differences requiring a reclassification.
As of December 31, 2025, the Fund had the following capital loss carryforwards for federal income tax purposes:
Post-Enactment Losses (No Expiration)
Long-Term	Total
$67,520,378	$67,520,378
LVIP JPMorgan High Yield Fund-24

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
6. Capital Shares
Transactions in capital shares were as follows:
	Year Ended
	12/31/25	12/31/24
Shares sold:
Standard Class	6,200,351	13,299,199
Service Class	3,554,706	3,186,101
Shares reinvested:
Standard Class	2,650,612	3,581,255
Service Class	1,280,095	1,403,017
	13,685,764	21,469,572
Shares redeemed:
Standard Class	(24,794,570)	(11,276,437)
Service Class	(4,651,948)	(3,604,825)
	(29,446,518)	(14,881,262)
Net increase (decrease)	(15,760,754)	6,588,310
7. Line of Credit
The Fund, along with other funds in the Trust (“Participants”), is a participant in a $200,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.20%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets (one-fifth of their net assets for any Participant that is a fund of funds) under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement may be renewed annually.
The Fund had no amounts outstanding as of December 31, 2025, or at any time during the year.
The line of credit was renewed in February 2026.
8. Risk Factors
The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Financial Services LLC or Ba or lower by Moody’s Investor Services Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.
When interest rates change, fixed income securities (i.e., debt obligations) generally will fluctuate in value. These fluctuations in value are greater for fixed income securities with longer maturities or durations.
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics, have been and can be highly disruptive to economies and markets. They may adversely impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund's investments. Natural disaster/epidemic risk could have a significant adverse impact on the Fund's portfolio investments.
The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to LFI, the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities.
9. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown; however, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of material loss to be remote.
LVIP JPMorgan High Yield Fund-25

LVIP JPMorgan High Yield Fund
Notes to Financial Statements (continued)
10. Recent Accounting Pronouncements
In December 2023, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" (“ASU 2023-09”) which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. Included within the new disclosure requirements, among other amendments, is an expanded rate reconciliation and disaggregation of income taxes paid. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. The Fund adopted ASU 2023-09 during the current fiscal period. Management of the Fund has evaluated the impact of the adoption of ASU 2023-09 and determined that there are no material income taxes—foreign or domestic—that require disclosure under the amended guidance. Accordingly, no additional income tax disclosures have been included in the financial statements.
11. Subsequent Events
Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund's financial statements.
LVIP JPMorgan High Yield Fund-26

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of LVIP JPMorgan High Yield Fund
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of LVIP JPMorgan High Yield Fund (the “Fund”) (one of the series constituting Lincoln Variable Insurance Products Trust (the “Trust”)) as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting Lincoln Variable Insurance Products Trust) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LVIP investment companies since 1981.
Philadelphia, Pennsylvania
February 26, 2026
LVIP JPMorgan High Yield Fund–27

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a special shareholder meeting on August 9, 2024, a vote was submitted to shareholders of the LVIP Western Asset Core Bond Fund to approve the agreement and plan of reorganization for the merger of the LVIP Western Asset Core Bond Fund into the LVIP Franklin Templeton Core Bond Fund, as follows:

For	Against or Withheld	Abstain	Broker Non-Votes
56,144,374.369	325,524.433	5,440,449.928	0.000

At a special shareholder meeting on July 31, 2025, a vote was submitted to shareholders of the LVIP Invesco Select Equity Income Managed Volatility Fund to approve the agreement and plan of reorganization for the merger of the LVIP Invesco Select Equity Income Managed Volatility Fund into the LVIP BlackRock Dividend Value Managed Volatility Fund, as follows:

For	Against or Withheld	Abstain	Broker Non-Votes
26,638,332.533	1,178,385.675	1,389,993.720	0.000

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Statement of Operations in the Fund’s financial statements lists Directors’ fees paid by the Fund.

Certain officers and trustees of the Fund Complex are also officers or directors of The Lincoln National Life Insurance Company and its affiliates and receive no compensation from the Fund Complex. The Fund Complex pays compensation to unaffiliated trustees.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Lincoln Variable Insurance Products Trust
2025 Board Considerations

American Century
Subadvised Funds

51 LVIP American Century Disciplined Core Value Fund
52 LVIP American Century Large Company Value Fund
53 LVIP American Century Ultra Fund
54 LVIP American Century Value Fund
68 LVIP American Century Capital Appreciation Fund
69 LVIP American Century Mid Cap Value Fund
83 LVIP American Century International Fund
96 LVIP American Century Inflation Protection Fund

Background

On August 15 and September 9-10, 2025, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”) of Broadridge Financial Solutions, Inc., an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Funds, the investment performance, management fees and operating expense ratio of each Fund in comparison to other funds, the estimated profitability and/or financial condition of each Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Funds’ expenses, among other matters. The Board also receives information about the Funds from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Funds are only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for each Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Funds by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Funds on behalf of LFI and that LNL provides administrative services to the Funds under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. With respect to the LVIP American Century Capital Appreciation Fund, the Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2025. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category. The Board noted that Morningstar did not provide similar information for each other Fund as the Funds’ Standard Class shares recently incepted in connection with the Funds’ April 26, 2024 adoption and did not have a full year of performance. The Board further noted that LFI prepared a report for each Fund evaluating each Fund’s performance as discussed below. The Board referred to and reviewed the performance information included in these reports.

As noted above, the Board also reviewed information prepared by LFI evaluating each Fund’s performance. These reports include performance information for each Fund (including total return, standard deviation and Sharpe ratio) compared to the average performance of the respective Morningstar category and a benchmark index for various periods ended March 31, 2025, and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction. The Board considered that LFI actively monitors the Funds’ performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Funds and has delegated those duties to unaffiliated subadvisers responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

2

LVIP American Century Disciplined Core Value Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was lower than the median net expense ratio of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in the investment management fee schedule and concluded that economies of scale were appropriately shared with investors.

LVIP American Century Large Company Value Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was lower than the median net expense ratio of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

LVIP American Century Ultra Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through August 31, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio was lower than the median net expense ratio of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

3

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP American Century Value Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was the same as the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was lower than the median net expense ratio of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP American Century Capital Appreciation Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was lower than the median net expense ratio of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

LVIP American Century Mid Cap Value Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was lower than the median net expense ratio of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

4

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP American Century International Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation through April 30, 2026. The Board noted that the net investment management fee was within range of the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was within range of the median net expense ratio of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

LVIP American Century Inflation Protection Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was lower than the median net expense ratio of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

All Funds

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Funds was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Funds’ Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Funds. LNL serves as the administrator for the Funds for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

5

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and American Century Investment Management, Inc. (“American Century”) on behalf of the Funds, the Board considered the nature, extent and quality of services provided by American Century under the subadvisory agreement. The Board reviewed the services provided by American Century, the background of the investment professionals servicing the Funds and the reputation, resources and investment approach of American Century. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the information prepared by LFI evaluating the LVIP American Century Disciplined Core Value Fund’s total return compared to the total return of the Morningstar Large Value funds category and the Russell 1000® Value Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar category average and benchmark index for the one-, three-, five- and ten-year periods. The Board noted LFI’s comments that the Fund’s underperformance relative to the benchmark over the one, three- and five-year periods was primarily due to negative security selection within the Financials, Industrials and Consumer Staples sectors. The Board further noted LFI’s representation that it remained comfortable with the Fund’s portfolio management team and investment philosophy. The Board concluded that the services provided by American Century were satisfactory.

The Board reviewed the information prepared by LFI evaluating the LVIP American Century Large Company Value Fund’s total return compared to the total return of the Morningstar Large Value funds category and the Russell 1000® Value Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar category average and benchmark index for the one-year period and below the return of the Morningstar category average and the benchmark index for the three-, five- and ten-year periods. The Board noted LFI’s comments that the Fund’s underperformance relative to the benchmark over the three- and five-year periods was primarily due to negative security selection within the Communication Services, Consumer Discretionary and Consumer Staples sectors. The Board further noted LFI’s representation that the Fund outperformed the category average and benchmark for the first quarter of 2025 and LFI’s belief that the Fund’s performance and portfolio positioning remain consistent with LFI’s expectations. The Board concluded that the services provided by American Century were satisfactory.

The Board reviewed the information prepared by LFI evaluating the LVIP American Century Ultra Fund’s total return compared to the total return of the Morningstar Large Growth funds category and the Russell 1000® Growth Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar category average and benchmark index for the one- and three-year periods and above the return of the Morningstar category average and below the return of the benchmark index for the five- and ten-year periods. The Board noted LFI’s comments that the Fund’s underperformance relative to the benchmark over the one- and three-year periods was primarily due to negative security selection within the Industrials and Consumer Discretionary sectors. The Board further noted LFI’s belief that the Fund’s performance and portfolio positioning remain consistent with LFI’s expectations. The Board concluded that the services provided by American Century were satisfactory.

The Board reviewed the information prepared by LFI evaluating the LVIP American Century Value Fund’s total return compared to the total return of the Morningstar Large Value funds category and the Russell 1000® Value Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar category average and benchmark index for the one- and five-year periods, below the return of the Morningstar category average and above the return of the benchmark index for the three-year period and above the return of the Morningstar category average and below the return of the benchmark index for the ten-year period. The Board concluded that the services provided by American Century were satisfactory.

6

The Board reviewed the LVIP American Century Capital Appreciation Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Mid-Cap Growth funds category and the Russell Mid-Cap Growth Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and below the return of the benchmark index for the one-and three-year periods and above the return of the Morningstar peer group median and the benchmark index for the five-year period. The Board concluded that the services provided by American Century were satisfactory.

The Board reviewed the information prepared by LFI evaluating the LVIP American Century Mid Cap Value Fund’s total return compared to the total return of the Morningstar Mid-Cap Value funds category and the Russell Mid-Cap Value Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar category average and benchmark index for the one-, three- and ten-year periods and below the return of the Morningstar category average and the benchmark index for the five-year period. The Board concluded that the services provided by American Century were satisfactory.

The Board reviewed the information prepared by LFI evaluating the LVIP American Century International Fund’s total return compared to the total return of the Morningstar Foreign Large Growth funds category and the MSCI EAFE Net Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar category average and benchmark index for the one- and ten- three-, five- and ten-year periods. The Board noted LFI’s comments that the Fund’s underperformance relative to the benchmark over the one- and three-year periods was primarily due to the Fund’s growth bias, as growth underperformed value during the periods, and negative security selection in the Financials and Communication Services sectors. The Board concluded that the services provided by American Century were satisfactory.

The Board reviewed the information prepared by LFI evaluating the LVIP American Century Inflation Protection Fund’s total return compared to the total return of the Inflation-Protected Bond funds category and the Bloomberg US Treasury US Treasury Inflation Protected Securities Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar category average and below the return of the benchmark index for the one-year period, below the return of the Morningstar category average the benchmark index for the three- and ten-year periods and above the return of the Morningstar category average and the benchmark index for the five-year period. The Board concluded that the services provided by American Century were satisfactory.

7

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedules, which contain breakpoints, and the management fees of funds with similar investment strategies for which American Century serves as investment adviser or subadviser, noting that American Century does not manage accounts with investment strategies similar to LVIP American Century Capital Appreciation Fund, LVIP American Century Disciplined Core Value Fund and LVIP American Century International Fund. The Board considered that LFI compensates American Century from its fees and that the subadvisory fee schedule was negotiated between LFI and American Century. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. With respect to profitability, the Board considered that the subadvisory fee schedules were negotiated between LFI and American Century, which is unaffiliated with LFI, and that LFI compensates American Century from its fees. The Board reviewed materials provided by American Century as to any additional benefits it receives and noted American Century’s statement that its relationship with the Funds may enhance its name recognition in the investment community and may enhance its ability to obtain research from broker-dealers or obtaining research with soft dollars.

All Funds

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for each Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of each Fund.

8

Lincoln Variable Insurance Products Trust
2025 Board Considerations

Equity
Subadvised Funds

60 LVIP MFS Value Fund
62 LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
65 LVIP AllianceBernstein Large Cap Growth Fund
70 LVIP Baron Growth Opportunities Fund
73 LVIP T. Rowe Price Structured Mid-Cap Growth Fund
74 LVIP Wellington SMID Cap Value Fund
76 LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
77 LVIP JPMorgan Mid Cap Value Fund
78 LVIP JPMorgan Small Cap Core Fund
79 LVIP JPMorgan U.S. Equity Fund
82 LVIP Channing Small Cap Value Fund
87 LVIP Loomis Sayles Global Growth Fund
88 LVIP MFS International Growth Fund
89 LVIP Mondrian International Value Fund
90 LVIP Franklin Templeton Multi-Factor International Equity Fund
93 LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
95 LVIP BlackRock Real Estate Fund

Background

On August 15 and September 9-10, 2025, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreements with various subadvisers (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadvisers, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadvisers provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Funds, the investment performance, management fees and operating expense ratio of each Fund in comparison to other funds, the estimated profitability and/or financial condition of each Fund, LFI and the subadvisers, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Funds’ expenses, among other matters. The Board also receives information about the Funds from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Funds are only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for each Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Funds by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Funds on behalf of LFI and that LNL provides administrative services to the Funds under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of each Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2025. The Board also received total return information for each Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating each Fund’s performance. These reports include performance information for each Fund (including total return, standard deviation and Sharpe ratio) compared to the average performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction. The Board considered that LFI actively monitors the Funds’ performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Funds and has delegated those duties to unaffiliated subadvisers responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

2

LVIP MFS Value Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was lower than the median net expense ratio (including acquired fund fees and expenses (“AFFE”)) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee, coupled with the advisory fee waiver, was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule and concluded that economies of scale were appropriately shared with investors.

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver on assets up to $500 million through April 30, 2026. The Board noted that the net investment management fee for the Fund was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was lower than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in its investment management fee schedule and concluded that economies of scale were appropriately shared with investors.

LVIP AllianceBernstein Large Cap Growth Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was within range of the median net expense ratio of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee, coupled with the advisory fee waiver, was reasonable.

3

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule and concluded that economies of scale were appropriately shared with investors.

LVIP Baron Growth Opportunities Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver through April 30, 2026. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was higher than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver for the Fund on assets over $750 million through April 30, 2026. The Board noted that the net investment management fee was below the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was lower than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Wellington SMID Cap Value Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver through April 30, 2026. The Board noted that the net investment management fee was the same as the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was the same as the median net expense ratio of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

4

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver on assets up to $50 million through April 30, 2026. The Board noted that the net investment management fee for the Fund was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was lower than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in its investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

LVIP JPMorgan Mid Cap Value Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was lower than the median net expense ratio of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP JPMorgan Small Cap Core Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was lower than the median net expense ratio of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

5

LVIP JPMorgan U.S. Equity Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was lower than the median net expense ratio of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Channing Small Cap Value Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was the same as the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was within range of the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

6

LVIP Loomis Sayles Global Growth Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was the same as the median net investment management fee of the Morningstar peer group and that the net expense ratio was the same as the median net expense ratio of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP MFS International Growth Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver for the Fund through April 30, 2026. The Board noted that the net investment management fee was the same as the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was lower than the median net expense ratio of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Mondrian International Value Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver for the Fund through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was lower than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

7

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Franklin Templeton Multi-Factor International Equity Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver on assets up to $500 million through April 30, 2026. The Board noted that the net investment management fee for the Fund was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was lower than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in its investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that that LFI had implemented an partial advisory fee waiver on assets up to $500 million through April 30, 2026. The Board noted that the net investment management fee for the Fund was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was lower than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in its investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

LVIP BlackRock Real Estate Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver on assets up to $750 million for the Fund through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was lower than the median net expense ratio of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

8

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

All Funds

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Funds was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Funds’ Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Funds. LNL serves as the administrator for the Funds for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement(s)

LVIP MFS Value Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Massachusetts Financial Services Company (“MFS”) on behalf of LVIP MFS Value Fund, the Board considered the nature, extent and quality of services provided by MFS under the subadvisory agreement. The Board reviewed the services provided by MFS, the background of the investment professionals servicing the Fund and the reputation, resources and the investment approach of MFS. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP MFS Value Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Value funds category and the Russell 1000® Value Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one- and five-year periods, below the return of the Morningstar peer group median and above the return of the benchmark index for the three-year period and the same as the return of the Morningstar peer group and above the return of the benchmark index for the ten-year period. The Board noted LFI’s comments that the Fund’s underperformance compared to the benchmark was primarily due to negative security selection within the Consumer Staples sector over the one- and five-year periods and the Financials sector over the three-year period. The Board noted LFI’s view that it remained comfortable with the Fund and that longer term performance drivers are consistent with its expectations. The Board concluded that the services provided by MFS were satisfactory.

9

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule, which contains breakpoints, as well as the fees charged to other clients in the same investment strategy managed by MFS. The Board considered that LFI compensates MFS from its fees and that the subadvisory fee schedule was negotiated between LFI and MFS, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding MFS’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by MFS as to any additional benefits it receives and noted MFS’s statements that it could potentially realize a benefit from the relationship with the Fund by being awarded future or increased mandates or obtaining research services in connection with trading client assets.

LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Franklin Advisers, Inc (“Franklin”), on behalf of LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund, the Board considered the nature, extent and quality of services provided by Franklin under the subadvisory agreement. The Board reviewed the services provided, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Franklin. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Value category and the S&P 500 Total Return USD Index. The Board noted that the Fund’s total return was the same as the return of the Morningstar peer group median and above the return of the benchmark index for the one-year period. The Board considered that, effective April 11, 2023, the name and investment strategies of the Fund were changed to transition the Fund from a two-factor to a multi-factor investment approach, that Franklin replaced the Fund’s prior investment subadviser and that performance information prior to this time was not relevant. The Board concluded that the services provided by Franklin were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule and noted Franklin’s statement that it advises no comparable accounts. The Board considered that LFI compensates Franklin from its fees and that the subadvisory fee schedule was negotiated between LFI and Franklin. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered that the subadvisory fee schedule was negotiated between LFI and Franklin, which is unaffiliated with LFI, and that LFI compensates Franklin from its fees. The Board reviewed materials provided by Franklin as to any additional benefits it receives and noted its statement that it may receive reputational benefits from its association with LFI and considered that Franklin may receive research and services with soft dollars related to brokerage commissions by the Fund that may be shared with advisory affiliates.

10

LVIP AllianceBernstein Large Cap Growth Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and T. Rowe Price Associates, Inc. (“T. Rowe”) on behalf of the LVIP AllianceBernstein Large Cap Growth Fund, the Board considered the nature, extent and quality of services provided by T. Rowe under the subadvisory agreement for the Private Placement sleeve of the Fund.

In considering the renewal of the subadvisory agreement between LFI and AllianceBernstein L.P. (“AB”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by AB under the subadvisory agreement. The Board reviewed the services provided by AB, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of AB. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP AllianceBernstein Large Cap Growth Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large-Growth funds category and the Russell 1000 Growth Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-, three-, five- and ten- year periods. The Board considered that, effective April 5, 2024, AllianceBernstein serves as the Fund’s investment subadviser and T. Rowe Price subadvises the Private Placement sleeve of the Fund and that performance information prior to this time was not relevant. The Board noted LFI’s representation that the Fund’s relative underperformance versus the benchmark for the one-year period was driven by negative security selection in the Consumer Discretionary and Information Technology sectors.

Subadvisory Fee and Economies of Scale. The Board considered that T. Rowe subadvises the Private Placement Sleeve of the Fund for an annual fixed fee. The Board also reviewed the subadvisory fee schedule for AB, which contains breakpoints, and fees charged to another client with a similar strategy. The Board considered that LFI compensates T. Rowe and AB from its fees and that the subadvisory fee schedules were negotiated between LFI and T. Rowe and AB, respectively, which are unaffiliated with LFI. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. With respect to T. Rowe, the Board considered that the subadvisory fee schedule was negotiated between LFI and T. Rowe, an unaffiliated third party, and that LFI compensates T. Rowe from its fees. The Board reviewed materials provided by T. Rowe as to any additional benefits it receives and noted T. Rowe obtains research with soft dollars.

With respect to AB, the Board considered information regarding AB’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by AB as to any additional benefits it receives and noted AB’s statement that it identified no fall-out benefits from its relationship to the Fund and that it obtains research with soft dollars.

11

LVIP Baron Growth Opportunities Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and BAMCO, Inc. (“BAMCO”) on behalf of the LVIP Baron Growth Opportunities Fund, the Board considered the nature, extent and quality of services provided by BAMCO under the subadvisory agreement. The Board reviewed the services provided by BAMCO, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of BAMCO. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP Baron Growth Opportunities Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Mid-Cap Growth funds category and the Russell 2000 Growth Total Return USD Index. The Board noted that the Fund’s total return was the same as the return of the Morningstar peer group median and below the return of the benchmark index for the one-year period, above the return of the Morningstar peer group median and the benchmark index for the three- and five-year periods, and below the return of the Morningstar peer group median and above the return of the benchmark index for the ten-year period. The Board concluded that the services provided by BAMCO were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fees BAMCO charges as well as information provided by BAMCO regarding the fees charged to a subadvised fund for which BAMCO manages a comparable portfolio with the same portfolio manager. The Board considered that LFI compensates BAMCO from its fees and that the subadvisory fee schedule was negotiated between LFI and BAMCO, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding BAMCO’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by BAMCO as to any additional benefits it receives and noted that BAMCO has the ability to obtain research from broker-dealers through commissions paid by clients and that research may be used for the benefit of all the clients of BAMCO.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and T. Rowe Price Associates, Inc. (“T. Rowe”) on behalf of the LVIP T. Rowe Price Structured Mid-Cap Growth Fund, the Board considered the nature, extent and quality of services provided by T. Rowe under the subadvisory agreement. The Board reviewed the services provided by T. Rowe and the reputation, resources and investment approach of T. Rowe. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP T. Rowe Price Structured Mid-Cap Growth Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Mid-Cap Growth funds category and the Russell Mid Cap Growth Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one-, three-, five- and ten- year periods. The Board concluded that the services provided by T. Rowe were satisfactory.

12

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule, which contains breakpoints, and the fees charged to other registered funds managed by T. Rowe with similar investment strategies. The Board considered that LFI compensates T. Rowe from its fees and that the subadvisory fee schedule for the Fund was negotiated between LFI and T. Rowe, an unaffiliated third party. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. With respect to profitability, the Board considered that the subadvisory fee schedule was negotiated between LFI and T. Rowe, an unaffiliated third party, and that LFI compensates T. Rowe from its fees. The Board reviewed materials provided by T. Rowe as to any additional benefits it receives and noted that T. Rowe obtains research with soft dollars.

LVIP Wellington SMID Cap Value Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Wellington Management Company, LLP (“Wellington”) on behalf of the LVIP Wellington SMID Cap Value Fund, the Board considered the nature, extent and quality of services provided by Wellington under the subadvisory agreement. The Board reviewed the services provided by Wellington, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Wellington. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP Wellington SMID Cap Value Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Mid-Cap Value funds category and the Russell 2500® Value Total Return USD Index. The Board noted that the Fund’s total return was the same as the return of the Morningstar peer group median and above the return of the benchmark index for the one- and three-year periods, and below the return of the Morningstar peer group median and the benchmark index for the five- and ten-year periods. The Board concluded that the services provided by Wellington were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule, which contains a breakpoint, and the fees charged to other registered investment companies subadvised by Wellington. The Board considered that LFI compensates Wellington from its fees and that the subadvisory fee schedule was negotiated between LFI and Wellington, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. With respect to profitability, the Board considered that the subadvisory fee schedule was negotiated between LFI and Wellington, an unaffiliated third party, and that LFI compensates Wellington from its fees. The Board reviewed materials provided by Wellington as to any additional benefits it receives and noted Wellington’s statement that the engagement provides a reputational benefit and that it obtains research through client commission arrangements.

13

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Franklin, on behalf of LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund, the Board considered the nature, extent and quality of services provided by Franklin under the subadvisory agreement. The Board reviewed the services provided, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Franklin. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Small Value category and the Russell 2000 Total Return USD Index. The Board noted that the Fund’s total return was below the total return of the Morningstar peer group median and the benchmark index for the one-year period. The Board considered that, effective April 11, 2023, the name and investment strategies of the Fund were changed to transition the Fund from a two-factor to a multi-factor investment approach, that Franklin replaced the Fund’s prior investment subadviser and that performance information prior to this time was not relevant. The Board concluded that the services provided by Franklin were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule and noted Franklin’s statement that it advises no comparable accounts. The Board considered that LFI compensates Franklin from its fees and that the subadvisory fee schedule was negotiated between LFI and Franklin. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered that the subadvisory fee schedule was negotiated between LFI and Franklin, which is unaffiliated with LFI, and that LFI compensates Franklin from its fees. The Board reviewed materials provided by Franklin as to any additional benefits it receives and noted its statement that it may receive reputational benefits from its association with LFI and considered that Franklin may receive research and services with soft dollars related to brokerage commissions by the Fund that may be shared with advisory affiliates.

LVIP JPMorgan Mid Cap Value Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and J.P. Morgan Investment Management Inc. (“JPM”) on behalf of LVIP JPMorgan Mid Cap Value Fund, the Board considered the nature, extent and quality of services provided by JPM under the subadvisory agreement. The Board reviewed the services provided by JPM, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of JPM. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP JPMorgan Mid Cap Value Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Mid-Cap Value funds category and the Russell Mid Cap Value Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one-year period, within range of the return of the Morningstar peer group median and above the return of the benchmark index for the three-year period, below the return of the Morningstar peer group median and above the return of the benchmark index for the five-year period and below the return of the Morningstar peer group median and the benchmark index for the ten-year period. The Board concluded that the services provided by JPM were satisfactory.

14

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule and the fees charged to another client subadvised by JPM. The Board considered that LFI compensates JPM from its fees and that the subadvisory fee schedule was negotiated between LFI and JPM, an unaffiliated third party. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding JPM’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by JPM as to any additional benefits it receives and noted JPM’s statement that it was not aware of other direct or indirect benefits derived from its relationship to the Fund other than the receipt of subadvisory fees.

LVIP JPMorgan Small Cap Core Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and JPM on behalf of LVIP JPMorgan Small Cap Core Fund, the Board considered the nature, extent and quality of services provided by JPM under the subadvisory agreement. The Board reviewed the services provided by JPM, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of JPM. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP JPMorgan Small Cap Core Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Small Blend funds category and the Russell 2000® Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-, three- and ten-year periods and below the return of the Morningstar peer group median and above the return of the benchmark index for the five-year period. The Board noted LFI’s comments that the Fund’s underperformance compared to the benchmark over the one- and three-year periods was primarily due to negative security selection within the Healthcare sector. The Board noted LFI’s view that it remained comfortable with the Fund, as its performance patterns and portfolio positioning remained consistent with its expectations and the prevailing market conditions. The Board concluded that the services provided by JPM were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule and the fees charged to other clients subadvised by JPM. The Board considered that LFI compensates JPM from its fees and that the subadvisory fee schedule was negotiated between LFI and JPM, an unaffiliated third party. The Board concluded that the subadvisory fees for the Fund were reasonable.

15

Profitability and Fallout Benefits. The Board considered information regarding JPM’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by JPM as to any additional benefits it receives and noted JPM’s statement that it was not aware of other direct or indirect benefits derived from its relationship to the Fund other than the receipt of subadvisory fees.

LVIP JPMorgan U.S. Equity Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and JPM on behalf of LVIP JPMorgan U.S. Equity Fund, the Board considered the nature, extent and quality of services provided by JPM under the subadvisory agreement. The Board reviewed the services provided by JPM, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of JPM. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP JPMorgan U.S. Equity Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Blend funds category and the S&P 500 Total Return USD Index. The Board noted that the Fund’s total return was within range of the return of Morningstar peer group median and below the return of the benchmark index for the one-year period, below the return of the Morningstar peer group median and the benchmark index for the three-year period and above the return of the Morningstar peer group median and the benchmark index for the five- and ten-year periods. The Board concluded that the services provided by JPM were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule, which contains breakpoints and the fees charged to other clients subadvised by JPM. The Board considered that LFI compensates JPM from its fees and that the subadvisory fee schedule was negotiated between LFI and JPM, an unaffiliated third party. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding JPM’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by JPM as to any additional benefits it receives and noted JPM’s statement that it was not aware of other direct or indirect benefits derived from its relationship to the Fund other than the receipt of subadvisory fees.

LVIP Channing Small Cap Value Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Channing Capital Management, LLC (“Channing”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by Channing under the subadvisory agreement. The Board reviewed the services provided by Channing, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Channing. The Board considered that in connection with the subadvisory agreement, Channing provides LFI supplementary financial information. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

16

Performance. The Board reviewed the LVIP Channing Small Cap Value Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Small Value funds category and the Russell 2000® Value Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-year period. The Board considered that the Fund commenced operations on July 25, 2022, which provided a limited period of time to evaluate investment performance. The Board concluded that the services provided by Channing were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule and the fee rates charged to another fund with a similar investment strategy for which Channing serves as the subadviser. The Board considered that LFI compensates Channing from its fees and that the subadvisory fee schedule was negotiated between LFI and Channing, an unaffiliated third party. The Board concluded that the subadvisory fee for the Fund was reasonable.

Profitability and Fallout Benefits. The Board considered information regarding Channing’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by Channing as to any additional benefits it receives and noted that Channing has the ability to obtain research from broker-dealers through soft dollars and that research may be used for the benefit of all the clients of Channing.

LVIP Loomis Sayles Global Growth Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Loomis, Sayles & Company, L.P. (“Loomis”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by Loomis under the subadvisory agreement. The Board considered the services provided by Loomis, the background of the portfolio managers and Loomis’s investment decision-making approach. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP Loomis Sayles Global Growth Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Global Large-Stock Growth funds category and the MSCI ACWI NR USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one- and three-year periods and above the return of the Morningstar peer group median and the same as the return of the benchmark index for the five-year period. The Board concluded that the services provided by Loomis were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee and the fee rates charged to other accounts advised by Loomis. The Board considered that LFI compensates Loomis from its fees and that the subadvisory fee schedule was negotiated between LFI and Loomis, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

17

Profitability and Fallout Benefits. The Board considered information provided by Loomis regarding Loomis’s estimated profitability in providing subadvisory services to the Fund. The Board reviewed materials provided by Loomis as to any additional benefits it receives and noted Loomis’s statement that it may use the performance of the Fund in marketing materials and may use soft dollars to acquire brokerage and research products and services.

LVIP MFS International Growth Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and MFS on behalf of the LVIP MFS International Growth Fund, the Board considered the nature, extent and quality of services to be provided by MFS under the subadvisory agreement. The Board reviewed the services provided by MFS, the background of the investment professionals servicing the Fund and the reputation, resources and the investment approach of MFS. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP MFS International Growth Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Foreign Large Growth funds category and the MSCI EAFE Growth NR USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one-, three-, five-, and ten-year periods. The Board concluded that the services provided by MFS were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for the Fund, which contains breakpoints, and considered fees charged to another account with a similar investment strategy. The Board considered that LFI compensates MFS from its fees and that the subadvisory fee schedule was negotiated between LFI and MFS, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding MFS’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by MFS as to any additional benefits it receives and noted MFS’s statements that it could potentially realize a benefit from the relationship with the Fund by being awarded future or increased mandates or obtaining research services in connection with trading client assets.

LVIP Mondrian International Value Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Mondrian Investment Partners Limited (“Mondrian”) on behalf of the LVIP Mondrian International Value Fund, the Board considered the nature, extent and quality of services provided by Mondrian under the subadvisory agreement. The Board considered the services provided by Mondrian, the background of the portfolio managers and Mondrian’s investment decision-making approach. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP Mondrian International Value Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Foreign Large Value funds category and the MSCI EAFE NR USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the return of the benchmark index for the one- and three-year periods, below the return of the Morningstar peer group median and above the return of the benchmark index for the five-year period and above the return of the Morningstar peer group median and below the return of the benchmark index for the ten-year period. The Board determined that the services provided by Mondrian were satisfactory.

18

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule, which includes breakpoints, and the fee rates charged to other accounts with an investment strategy similar to the Fund’s advised by Mondrian. The Board considered that LFI compensates Mondrian from its fees and that the subadvisory fee schedule was negotiated between LFI and Mondrian, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information provided by Mondrian regarding Mondrian’s estimated profitability in providing subadvisory services to the Fund. The Board reviewed materials provided by Mondrian as to any additional benefits it receives and noted that none were identified.

LVIP Franklin Templeton Multi-Factor International Equity Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Franklin, on behalf of LVIP Franklin Templeton Multi-Factor International Equity Fund, the Board considered the nature, extent and quality of services provided by Franklin under the subadvisory agreement. The Board reviewed the services provided, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Franklin. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP Franklin Templeton Multi-Factor International Equity Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Foreign Large Value category and the MSCI EAFE NR USD Index. The Board noted that the Fund’s total return was below the total return of the Morningstar peer group median and above the total return of the benchmark index for the one-year period. The Board considered that, effective April 11, 2023, the name and investment strategies of the Fund were changed to transition the Fund from a two-factor to a multi-factor investment approach, that Franklin replaced the Fund’s prior investment subadviser and that performance information prior to this time was not relevant. The Board concluded that the services provided by Franklin were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule and noted Franklin’s statement that it advises no comparable accounts. The Board considered that LFI compensates Franklin from its fees and that the subadvisory fee schedule was negotiated between LFI and Franklin. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered that the subadvisory fee schedule was negotiated between LFI and Franklin, which is unaffiliated with LFI, and that LFI compensates Franklin from its fees. The Board reviewed materials provided by Franklin as to any additional benefits it receives and noted its statement that it may receive reputational benefits from its association with LFI and considered that Franklin may receive research and services with soft dollars related to brokerage commissions by the Fund that may be shared with advisory affiliates.

19

LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Franklin, on behalf of LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund, the Board considered the nature, extent and quality of services provided by Franklin under the subadvisory agreement. The Board reviewed the services provided, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Franklin. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Diversified Emerging Markets category and the MSCI Emerging Markets NR USD Index. The Board noted that the Fund’s total return was above the total return of the Morningstar peer group median and the benchmark index for the one-year period. The Board considered that, effective April 11, 2023, the name and investment strategies of the Fund were changed to transition the Fund from a two-factor to a multi-factor investment approach, that Franklin replaced the Fund’s prior investment subadviser and that performance information prior to this time was not relevant. The Board concluded that the services provided by Franklin were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule and noted Franklin’s statement that it advises no comparable accounts. The Board considered that LFI compensates Franklin from its fees and that the subadvisory fee schedule was negotiated between LFI and Franklin. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered that the subadvisory fee schedule was negotiated between LFI and Franklin, which is unaffiliated with LFI, and that LFI compensates Franklin from its fees. The Board reviewed materials provided by Franklin as to any additional benefits it receives and noted its statement that it may receive reputational benefits from its association with LFI and considered that Franklin may receive research and services with soft dollars related to brokerage commissions by the Fund that may be shared with advisory affiliates.

LVIP BlackRock Real Estate Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and BlackRock Investment Management, LLC (“BlackRock”) on behalf of the LVIP BlackRock Real Estate Fund, the Board considered the nature, extent and quality of services provided by BlackRock under the subadvisory agreement. The Board reviewed the services provided by BlackRock, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of BlackRock. The Board considered that BlackRock uses affiliated investment advisers as sub-subadvisers in connection with the subadvisory services provided to the Fund. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

20

Performance. The Board reviewed the Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Global Real Estate funds category and the FTSE EPRA/NAREIT Developed NR USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one- and five-year periods and below the return of the Morningstar peer group median and the benchmark index for the three-year period. The Board considered that in February 2019 BlackRock replaced the prior subadviser to the Fund. The Board concluded that the services provided by BlackRock were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule, which contains breakpoints, and noted BlackRock’s statement that it advised no comparable registered funds managed using the same benchmark as the Fund. The Board considered that LFI compensates BlackRock from its fees and that the subadvisory fee schedule was negotiated between LFI and BlackRock, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information provided by BlackRock regarding BlackRock’s estimated profitability in providing subadvisory services to the Fund. The Board reviewed materials provided by BlackRock as to any additional benefits it receives and noted that BlackRock stated that the engagement may raise its profile in the broker-dealer community, provide potential scale-related benefits and increase analyst coverage and sales of BlackRock proprietary products.

All Funds

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for each Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of each Fund.

21

Lincoln Variable Insurance Products Trust
2025 Board Considerations

Equity
Subadvised Funds

57 LVIP Macquarie Social Awareness Fund
58 LVIP Dimensional U.S. Core Equity 1 Fund
59 LVIP Dimensional U.S. Core Equity 2 Fund
61 LVIP BlackRock Equity Dividend Fund (formerly, LVIP Macquarie Value Fund)
63 LVIP SSGA S&P 500 Index Fund
64 LVIP SSGA Nasdaq-100 Index Fund
66 LVIP Macquarie U.S. Growth Fund
71 LVIP Macquarie Mid Cap Value Fund
72 LVIP SSGA Mid-Cap Index Fund
75 LVIP SSGA Small-Cap Index Fund
80 LVIP Macquarie SMID Cap Core Fund
81 LVIP Macquarie U.S. REIT Fund
86 LVIP Dimensional International Core Equity Fund
91 LVIP SSGA International Index Fund
94 LVIP SSGA Emerging Markets Equity Index Fund

Background

On August 15 and September 9-10, 2025, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreements with various subadvisers (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadvisers, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadvisers provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Funds, the investment performance, management fees and operating expense ratio of each Fund in comparison to other funds, the estimated profitability and/or financial condition of each Fund, LFI and the subadvisers, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Funds’ expenses, among other matters. The Board also receives information about the Funds from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Funds are only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for each Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Funds by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Funds on behalf of LFI and that LNL provides administrative services to the Funds under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of each Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2025. The Board also received total return information for each Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating each Fund’s performance. These reports include performance information for each Fund (including total return, standard deviation and Sharpe ratio) compared to the average performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction. The Board considered that LFI actively monitors the Funds’ performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Funds and has delegated those duties to unaffiliated subadvisers responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

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LVIP Macquarie Social Awareness Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio was lower than the median net expense ratio (including acquired fund fees and expenses (“AFFE”)) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule and concluded that economies of scale were appropriately shared with investors.

LVIP Dimensional U.S. Core Equity 1 Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver for the Fund through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Dimensional U.S. Core Equity 2 Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was within range of the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

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Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP BlackRock Equity Dividend Fund

The Board considered that in May 2025, BlackRock Investment Management, LLC replaced the Fund’s prior investment subadvisor.

Performance. The Board reviewed the LVIP BlackRock Equity Dividend Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Value funds category and the Russell 1000® Value Total Return USD Index for various periods ended March 31, 2025. The Board considered that in May 2025 BlackRock Investment Management, LLC replaced the prior subadviser to the Fund and that performance information prior to this time was not relevant. The Board concluded that the services provided were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver and expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was within range of the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

LVIP SSGA S&P 500 Index Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver on assets up to $1 billion for the Fund through April 30, 2026. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio (including AFFE) was the same as the median net expense ratio of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

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Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

LVIP SSGA Nasdaq-100 Index Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was within range of the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio was higher than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Macquarie U.S. Growth Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation through April 30, 2026. The Board noted that the net investment management fee was within range of the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio was within range of the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Macquarie Mid Cap Value Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

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Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule and concluded that economies of scale were appropriately shared with investors.

LVIP SSGA Mid-Cap Index Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver for the Fund through April 30, 2026. The Board noted that the net investment management fee was within range of the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio was higher than the median net expense ratio of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP SSGA Small-Cap Index Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver for the Fund through April 30, 2026. The Board noted that the net investment management fee was within range of the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio was within range of the median net expense ratio of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Macquarie SMID Cap Core Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was within range of the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio was lower than the median net expense ratio of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

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Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Macquarie U.S. REIT Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group and the net expense ratio was the same as the median net expense ratio of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Dimensional International Core Equity Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and the net expense ratio was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

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LVIP SSGA International Index Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and the net expense ratio was the same as the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP SSGA Emerging Markets Equity Index Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and the net expense ratio was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. The Board also noted that the peer group contained a limited number of funds. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

All Funds

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Funds was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Funds’ Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Funds. LNL serves as the administrator for the Funds for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

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Subadvisory Agreement(s)

LVIP Macquarie Social Awareness Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Delaware Investments Fund Advisers (“DIFA”) on behalf of the LVIP Macquarie Social Awareness Fund, the Board considered the nature, extent and quality of services provided by DIFA under the subadvisory agreement. The Board reviewed the services provided by DIFA, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of DIFA. The Board considered that DIFA uses an affiliated investment adviser as sub-subadviser in connection with the subadvisory services provided to the Fund. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage arrangements, risk management and compliance matters.

The Board further considered that Nomura Holding America Inc. (“Nomura”) recently announced the acquisition of the U.S. and European public investments business of Macquarie Asset Management (“MAM”), including the business of DIFA, which is a subsidiary of MAM (the “Transaction”). The Board also considered that, at its September meeting, it was asked to approve a new sub-advisory agreement with DIFA, in addition to reapproving the existing sub-advisory agreement, as the Transaction would result in a change of control of DIFA upon its closing expected in the fourth quarter of 2025. The Board noted that the Transaction was not anticipated to result in any change to the investment management services provided to the Fund and that the new agreement was identical to the existing agreement, except for the effective date and necessary changes such as DIFA’s name and contact information. The Board also noted that the Fund would replace “Macquarie” with “Nomura” in its name upon the closing of the Transaction.

Performance. The Board reviewed the LVIP Macquarie Social Awareness Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Blend funds category and the Russell 1000® Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and benchmark index for the one-year period, the same as the return of the Morningstar peer group median and below the return of the benchmark index for the three-year period and above the return of the Morningstar peer group median and below the return of the benchmark index for the five- and ten-year periods. The Board noted LFI’s comments that over the one, three- and five-year periods, underperformance relative to the benchmark was primarily due to negative security selection within the consumer discretionary and healthcare sectors. The Board concluded that the services provided by DIFA were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule and noted DIFA’s statement that there were no comparable accounts for which DIFA serves as the investment adviser. The Board considered that LFI compensates DIFA from its fees and that the subadvisory fee schedule was negotiated between LFI and DIFA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding DIFA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by DIFA as to any additional benefits it receives and noted DIFA’s statement that its relationship with the Fund may add to its prestige and visibility in the investment community and may make DIFA more attractive to potential separate account clients and enhance DIFA’s ability to obtain research with soft dollars.

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LVIP Dimensional U.S. Core Equity 1 Fund

LVIP Dimensional U.S. Core Equity 2 Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Dimensional Fund Advisors LP (“Dimensional”) on behalf of the Funds, the Board considered the nature, extent and quality of services provided by Dimensional under the subadvisory agreement. The Board reviewed the services provided by Dimensional, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Dimensional. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP Dimensional U.S. Core Equity 1 Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Blend funds category and the Russell 3000 Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and below the return of the benchmark index for the one-, three- and ten-year periods and above the return of the Morningstar peer group median and the benchmark index for the five-year period. The Board concluded that the services provided by Dimensional were satisfactory.

The Board reviewed the LVIP Dimensional U.S. Core Equity 2 Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Blend funds category and the Russell 3000 Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-year period, the same as the return of the Morningstar peer group median and below the return of the benchmark index for the three-year period and above the return of the Morningstar peer group median and the benchmark index for the five-year period. The Board concluded that the services provided by Dimensional were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedules, which include a breakpoint and the fees of comparable accounts advised by Dimensional. The Board considered that LFI compensates Dimensional from its fees and that the subadvisory fee schedules were negotiated between LFI and Dimensional, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding Dimensional’s estimated range of profitability from providing subadvisory services to the Funds. The Board reviewed materials provided by Dimensional as to any additional benefits it receives and noted that Dimensional may receive benefits associated with an increase in assets under management, including an enhanced ability to obtain better data about markets and strategy implementation, obtain more favorable trade execution, increased participation from brokers in implementing Dimensional’s proprietary trade processes and obtain improved services from various service providers.

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LVIP SSGA S&P 500 Index Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SSGA Funds Management, Inc. (“SSGA”) on behalf of the LVIP SSGA S&P 500 Index Fund, the Board considered the nature, extent and quality of services provided by SSGA under the subadvisory agreement. The Board reviewed the services provided by SSGA and the reputation, resources and investment approach of SSGA. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters.

Performance. The Board reviewed the LVIP SSGA S&P 500 Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Blend funds category and the S&P 500 Total Return USD Index. The Board noted that the Fund’s total return was within range of the Morningstar peer group median and below the return of the benchmark index for the one- and five-year periods, the same as the return of the Morningstar peer group median and below the return of the benchmark index for the three-year period and above the return of the Morningstar peer group median and below the return of the benchmark index for the ten-year period. The Board also noted LFI’s comments that, since inception, the Fund has met its objective of closely tracking its benchmark index on a gross of fees basis and that LFI believes that the Fund has the ability to meet its objective going forward. The Board concluded that the services provided by SSGA were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule, which contains breakpoints, and the average fees charged by SSGA to other clients with similar investment strategies as the Fund. The Board considered that LFI compensates SSGA from its fees and that the subadvisory fee schedule was negotiated between LFI and SSGA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SSGA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SSGA as to any additional benefits it receives and noted that SSGA indicated that it indirectly benefits from association with the Fund in the marketplace and its ability to leverage resources.

LVIP SSGA Nasdaq-100 Index Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SSGA on behalf of the LVIP SSGA Nasdaq-100 Index Fund, the Board considered the nature, extent and quality of services provided by SSGA under the subadvisory agreement. The Board reviewed the services provided by SSGA and the reputation, resources and investment approach of SSGA. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters.

Performance. The Board reviewed the LVIP SSGA Nasdaq-100 Index Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Growth category and the NASDAQ 100 Total Return USD index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one- and three-year periods. The Board also noted LFI’s comments that, since inception, the Fund has met its objective of closely tracking its benchmark index on a gross of fees basis and that LFI believes that the Fund has the ability to meet its objective going forward. The Board concluded that the services provided by SSGA were satisfactory.

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Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule, which contains breakpoints, and the average fees charged by SSGA to other clients with similar investment strategies as the Fund. The Board considered that LFI compensates SSGA from its fees and that the subadvisory fee schedule was negotiated between LFI and SSGA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SSGA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SSGA as to any additional benefits it receives and noted that SSGA indicated that it indirectly benefits from association with the Fund in the marketplace and its ability to leverage resources.

LVIP Macquarie U.S. Growth Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and DIFA on behalf of the LVIP Macquarie U.S. Growth Fund, the Board considered the nature, extent and quality of services provided by DIFA under the subadvisory agreement. The Board reviewed the services provided by DIFA, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of DIFA. The Board considered that DIFA uses an affiliated investment adviser as sub-subadviser in connection with the subadvisory services provided to the Fund. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage arrangements, risk management and compliance matters.

The Board further considered that Nomura recently announced the Transaction. The Board also considered that, at its September meeting, it was asked to approve a new sub-advisory agreement with DIFA, in addition to reapproving the existing sub-advisory agreement, as the Transaction would result in a change of control of DIFA upon its closing expected in the fourth quarter of 2025. The Board noted that the Transaction was not anticipated to result in any change to the investment management services provided to the Fund and that the new agreement was identical to the existing agreement, except for the effective date and necessary changes such as DIFA’s name and contact information. The Board also noted that the Fund would replace “Macquarie” with “Nomura” in its name upon the closing of the Transaction.

Performance. The Board reviewed the LVIP Macquarie U.S. Growth Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Growth funds category and the Russell 1000® Growth Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and below the return of the benchmark index for the one-year period, above the return of the Morningstar peer group median and the benchmark index for the three-year period, above the return of the Morningstar peer group median and within range of the benchmark index for the five-year period and below the return of the Morningstar peer group median and the benchmark index for the ten-year period. The Board concluded that the services provided by DIFA were satisfactory.

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Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule and noted DIFA’s statement that there were no comparable accounts for which DIFA serves as the investment adviser. The Board considered that LFI compensates DIFA from its fees and that the subadvisory fee schedule was negotiated between LFI and DIFA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding DIFA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by DIFA as to any additional benefits it receives and noted DIFA’s statement that its relationship with the Fund may add to its prestige and visibility in the investment community and may make DIFA more attractive to potential separate account clients and enhance DIFA’s ability to obtain research with soft dollars.

LVIP Macquarie Mid Cap Value Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and DIFA on behalf of the LVIP Macquarie Mid Cap Value Fund, the Board considered the nature, extent and quality of services provided by DIFA under the subadvisory agreement. The Board reviewed the services provided by DIFA, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of DIFA. The Board considered that DIFA uses an affiliated investment adviser as sub-subadviser in connection with the subadvisory services provided to the Fund. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage arrangements, risk management and compliance matters.

The Board further considered that Nomura recently announced the Transaction. The Board also considered that, at its September meeting, it was asked to approve a new sub-advisory agreement with DIFA, in addition to reapproving the existing sub-advisory agreement, as the Transaction would result in a change of control of DIFA upon its closing expected in the fourth quarter of 2025. The Board noted that the Transaction was not anticipated to result in any change to the investment management services provided to the Fund and that the new agreement was identical to the existing agreement, except for the effective date and necessary changes such as DIFA’s name and contact information. The Board also noted that the Fund would replace “Macquarie” with “Nomura” in its name upon the closing of the Transaction.

Performance. The Board reviewed the LVIP Macquarie Mid Cap Value Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Mid-Cap Value funds category and the Russell Mid Cap Value Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and below the return of the benchmark index for the one-year period, below the return of the Morningstar peer group median and above the return of the benchmark index for the three-year period and above the return of the Morningstar peer group median and the benchmark index for the five- and ten-year periods. The Board concluded that the services provided by DIFA were satisfactory.

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Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule and the management fee of a fund with similar investment strategies for which DIFA serves as the investment adviser. The Board considered that LFI compensates DIFA from its fees and that the subadvisory fee schedule was negotiated between LFI and DIFA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding DIFA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by DIFA as to any additional benefits it receives and noted DIFA’s statement that its relationship with the Fund may add to its prestige and visibility in the investment community and may make DIFA more attractive to potential separate account clients and enhance DIFA’s ability to obtain research with soft dollars.

LVIP SSGA Mid-Cap Index Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SSGA on behalf of the LVIP SSGA Mid-Cap Index Fund, the Board considered the nature, extent and quality of services provided by SSGA under the subadvisory agreement. The Board reviewed the services provided by SSGA and the reputation, resources and investment approach of SSGA. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters.

Performance. The Board reviewed the LVIP SSGA Mid-Cap Index Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Mid-Cap Blend funds category and the S&P MidCap 400 Total Return Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-, three-, five- and ten-year periods. The Board also noted LFI’s comments that, since inception, the Fund has met its objective of closely tracking its benchmark index on a gross of fees basis and that LFI believes that the Fund has the ability to meet its objective going forward. The Board concluded that the services provided by SSGA were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule, which contains breakpoints, and the average fees charged by SSGA to other clients with similar investment strategies as the Fund. The Board considered that LFI compensates SSGA from its fees and that the subadvisory fee schedule was negotiated between LFI and SSGA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SSGA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SSGA as to any additional benefits it receives and noted that SSGA indicated that it indirectly benefits from association with the Fund in the marketplace and its ability to leverage resources.

14

LVIP SSGA Small-Cap Index Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SSGA on behalf of the LVIP SSGA Small-Cap Index Fund, the Board considered the nature, extent and quality of services provided by SSGA under the subadvisory agreement. The Board reviewed the services provided by SSGA and the reputation, resources and investment approach of SSGA. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters.

Performance. The Board reviewed the LVIP SSGA Small-Cap Index Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Small Blend funds category and the Russell 2000® Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and below the return of the benchmark index for the one-year period and below the return of the Morningstar peer group median and the benchmark index for the three-, five- and ten-year periods. The Board noted LFI’s comments that the Fund has met its objective of closely tracking its benchmark index on a gross of fees basis and that LFI believes that the Fund has the ability to meet its objective going forward. The Board concluded that the services provided by SSGA were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule, which contains breakpoints, and the average fees charged by SSGA to other clients with similar investment strategies as the Fund. The Board considered that LFI compensates SSGA from its fees and that the subadvisory fee schedule was negotiated between LFI and SSGA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SSGA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SSGA as to any additional benefits it receives and noted that SSGA indicated that it indirectly benefits from association with the Fund in the marketplace and its ability to leverage resources.

LVIP Macquarie SMID Cap Core Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and DIFA on behalf of the LVIP Macquarie SMID Cap Core Fund, the Board considered the nature, extent and quality of services provided by DIFA under the subadvisory agreement. The Board reviewed the services provided by DIFA, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of DIFA. The Board considered that DIFA uses an affiliated investment adviser as sub-subadviser in connection with the subadvisory services provided to the Fund. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage arrangements, risk management and compliance matters.

The Board further considered that Nomura recently announced the Transaction. The Board also considered that, at its September meeting, it was asked to approve a new sub-advisory agreement with DIFA, in addition to reapproving the existing sub-advisory agreement, as the Transaction would result in a change of control of DIFA upon its closing expected in the fourth quarter of 2025. The Board noted that the Transaction was not anticipated to result in any change to the investment management services provided to the Fund and that the new agreement was identical to the existing agreement, except for the effective date and necessary changes such as DIFA’s name and contact information. The Board also noted that the Fund would replace “Macquarie” with “Nomura” in its name upon the closing of the Transaction.

15

The Board further considered that Nomura recently announced the Transaction. The Board also considered that, at its September meeting, it was asked to approve a new sub-advisory agreement with DIFA, in addition to reapproving the existing sub-advisory agreement, as the Transaction would result in a change of control of DIFA upon its closing expected in the fourth quarter of 2025. The Board noted that the Transaction was not anticipated to result in any change to the investment management services provided to the Fund and that the new agreement was identical to the existing agreement, except for the effective date and necessary changes such as DIFA’s name and contact information. The Board also noted that the Fund would replace “Macquarie” with “Nomura” in its name upon the closing of the Transaction.

Performance. The Board reviewed the LVIP Macquarie SMID Cap Core Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Small Blend funds category and the Russell 2500® Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one-, three-, five- and ten-year periods. The Board concluded that the services provided by DIFA were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule and the management fee of a fund with similar investment strategies for which DIFA serves as the investment adviser. The Board considered that LFI compensates DIFA from its fees and that the subadvisory fee schedule was negotiated between LFI and DIFA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding DIFA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by DIFA as to any additional benefits it receives and noted DIFA’s statement that its relationship with the Fund may add to its prestige and visibility in the investment community and may make DIFA more attractive to potential separate account clients and enhance DIFA’s ability to obtain research with soft dollars.

LVIP Macquarie U.S. REIT Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and DIFA on behalf of the LVIP Macquarie U.S. REIT Fund, the Board considered the nature, extent and quality of services provided by DIFA under the subadvisory agreement. The Board reviewed the services provided by DIFA, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of DIFA. The Board considered that DIFA uses an affiliated investment adviser as sub-subadviser in connection with the subadvisory services provided to the Fund. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage arrangements, risk management and compliance matters.

16

The Board further considered that Nomura recently announced the Transaction. The Board also considered that, at its September meeting, it was asked to approve a new sub-advisory agreement with DIFA, in addition to reapproving the existing sub-advisory agreement, as the Transaction would result in a change of control of DIFA upon its closing expected in the fourth quarter of 2025. The Board noted that the Transaction was not anticipated to result in any change to the investment management services provided to the Fund and that the new agreement was identical to the existing agreement, except for the effective date and necessary changes such as DIFA’s name and contact information. The Board also noted that the Fund would replace “Macquarie” with “Nomura” in its name upon the closing of the Transaction.

Performance. The Board reviewed the LVIP Macquarie U.S. REIT Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Real Estate funds category and the FTSE NAREIT Equity REITs Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-, five- and ten-year periods and above the return of the Morningstar peer group median and below the return of the benchmark index for the three-year period. The Board noted LFI’s comments that underperformance compared to the benchmark during the one-year period was primarily due to an overweight allocation to the lodging sector, and that underperformance compared to the benchmark over the three- and five-year periods was primarily due to negative security selection in the apartments sector. The Board concluded that the services provided by DIFA were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule and noted DIFA’s statement that there were no comparable accounts for which DIFA serves as the investment adviser. The Board considered that LFI compensates DIFA from its fees and that the subadvisory fee schedule was negotiated between LFI and DIFA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding DIFA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by DIFA as to any additional benefits it receives and noted DIFA’s statement that its relationship with the Fund may add to its prestige and visibility in the investment community and may make DIFA more attractive to potential separate account clients and enhance DIFA’s ability to obtain research with soft dollars.

LVIP Dimensional International Core Equity Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Dimensional on behalf of the LVIP Dimensional International Core Equity Fund, the Board considered the nature, extent and quality of services provided by Dimensional under the subadvisory agreement. The Board reviewed the services provided by Dimensional, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Dimensional. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

17

Performance. The Board reviewed the LVIP Dimensional International Core Equity Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Foreign Large Blend funds category and the MSCI World Ex USA NR USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one- and five-year periods and below the return of the Morningstar peer group median and the benchmark index for the three-year period. The Board concluded that the services provided by Dimensional were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule, which includes a breakpoint and the fees of clients with similar strategies advised by Dimensional. The Board considered that LFI compensates Dimensional from its fees and that the subadvisory fee schedule was negotiated between LFI and Dimensional, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding Dimensional’s estimated range of profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by Dimensional as to any additional benefits it receives and noted that Dimensional may receive benefits associated with an increase in assets under management, including an enhanced ability to obtain better data about markets and strategy implementation, obtain more favorable trade execution, increased participation from brokers in implementing Dimensional’s proprietary trade processes and obtain improved services from various service providers.

LVIP SSGA International Index Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SSGA on behalf of the LVIP SSGA International Index Fund, the Board considered the nature, extent and quality of services provided by SSGA under the subadvisory agreement. The Board reviewed the services provided by SSGA and the reputation, resources and investment approach of SSGA. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters.

Performance. The Board reviewed the LVIP SSGA International Index Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Foreign Large Blend funds category and the MSCI EAFE NR USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one-, three- and five-year periods and the same as the return of the Morningstar peer group median and below the return of the benchmark index for the ten-year period. The Board concluded that the services provided by SSGA were satisfactory.

18

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule, which contains breakpoints, and the average fees charged by SSGA to other clients with similar investment strategies as the Fund. The Board considered that LFI compensates SSGA from its fees and that the subadvisory fee schedule was negotiated between LFI and SSGA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SSGA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SSGA as to any additional benefits it receives and noted that SSGA indicated that it indirectly benefits from association with the Fund in the marketplace and its ability to leverage resources.

LVIP SSGA Emerging Markets Equity Index Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SSGA on behalf of the LVIP SSGA Emerging Markets Equity Index Fund, the Board considered the nature, extent and quality of services provided by SSGA under the subadvisory agreement. The Board reviewed the services provided by SSGA and the reputation, resources and investment approach of SSGA. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters.

Performance. The Board reviewed the LVIP SSGA Emerging Markets Equity Index Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Diversified Emerging Markets funds category and the MSCI Emerging Markets NR USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one-year period and below the return of the Morningstar peer group median and the benchmark index for the three- and five year periods. The Board noted LFI’s comments that underperformance compared to the benchmark was primarily due to the Fund’s expenses and transaction costs incurred from cash flow activities over the three- and five-year periods. The Board concluded that the services provided by SSGA were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule, which contains breakpoints and the average fees charged by SSGA to other clients with similar investment strategies as the Fund. The Board considered that LFI compensates SSGA from its fees and that the subadvisory fee schedule was negotiated between LFI and SSGA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SSGA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SSGA as to any additional benefits it receives and noted that SSGA indicated that it indirectly benefits from association with the Fund in the marketplace and its ability to leverage resources.

All Funds

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for each Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of each Fund.

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Lincoln Variable Insurance Products Trust
2025 Board Considerations

Fixed Income
Subadvised Funds

98 LVIP BlackRock Inflation Protected Bond Fund
99 LVIP Franklin Templeton Core Bond Fund (formerly, LVIP Macquarie Bond Fund)
100 LVIP Fidelity Institutional AM® Total Bond Fund (formerly, LVIP Macquarie Diversified Income Fund)
101 LVIP Macquarie Diversified Floating Rate Fund
103 LVIP Mondrian Global Income Fund
104 LVIP Government Money Market Fund
105 LVIP JPMorgan Core Bond Fund
106 LVIP JPMorgan High Yield Fund
107 LVIP Macquarie High Yield Fund
108 LVIP PIMCO Low Duration Bond Fund
109 LVIP SSGA Bond Index Fund
110 LVIP SSGA Short-Term Bond Index Fund
111 LVIP JPMorgan Short Duration Bond Fund (formerly, LVIP Macquarie Limited-Term Diversified Income Fund)
112 LVIP Western Asset Core Bond Fund

Background

On August 15 and September 9-10, 2025, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreements with various subadvisers (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data and the subadvisers, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadvisers provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Funds, the investment performance, management fees and operating expense ratio of each Fund in comparison to other funds, the estimated profitability and/or financial condition of each Fund, LFI and the subadvisers, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Funds’ expenses, among other matters. The Board also receives information about the Funds from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Funds are only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for each Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Funds by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Funds on behalf of LFI and that LNL provides administrative services to the Funds under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of each Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2025. The Board also received total return information for each Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating each Fund’s performance. These reports include performance information for each Fund (including total return, standard deviation and Sharpe ratio) compared to the average performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction decisions. The Board considered that LFI actively monitors the Funds’ performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Funds and has delegated those duties to unaffiliated subadvisers responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality (except for the LVIP Government Money Market Fund) and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

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LVIP BlackRock Inflation Protected Bond Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was higher than the median net expense ratio (including acquired fund fees and expenses (“AFFE”)) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in the investment management fee schedule and concluded that economies of scale were appropriately shared with investors.

LVIP Franklin Templeton Core Bond Fund

The Board considered that in May 2025, Franklin Advisers, Inc. replaced the Fund’s prior investment subadvisor.

Performance. The Board reviewed the LVIP Franklin Templeton Core Bond Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Intermediate Core Bond funds category and the Bloomberg US Aggregate Bond Total Return USD Index for various periods ended March 31, 2025. The Board considered that in May 2025 Franklin Advisers, Inc. replaced the prior subadviser to the Fund and that performance information prior to this time was not relevant. The Board concluded that the services provided were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through October 31, 2027. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was lower than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule, and concluded that economies of scale were appropriately shared with investors.

3

LVIP Fidelity Institutional AM® Total Bond Fund

The Board considered that in May 2025, FAIM LLC (“FIAM”) replaced the Fund’s prior investment subadvisor.

Performance. The Board reviewed the LVIP Fidelity Institutional AM® Total Bond Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Intermediate Core-Plus Bond funds category and the Bloomberg US Aggregate Bond Total Return USD Index for various periods ended March 31, 2025. The Board considered that in May 2025 FAIM replaced the prior subadviser to the Fund and that performance information prior to this time was not relevant. The Board concluded that the services provided were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver and an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was the same as the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule, and concluded that economies of scale were appropriately shared with investors.

LVIP Macquarie Diversified Floating Rate Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver for the Fund through April 30, 2026. The Board noted that the net investment management fee was the same as the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was the same as the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

4

LVIP Mondrian Global Income Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver through April 30, 2026. The Board noted that the net investment management fee was within range of the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was lower than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Government Money Market Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver for the Fund through April 30, 2026. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was higher than the median net expense ratio of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

LVIP JPMorgan Core Bond Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was lower than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

5

LVIP JPMorgan High Yield Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver on assets over $150 million for the Fund through April 30, 2026. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was higher than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI had a breakpoint in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Macquarie High Yield Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was higher than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

LVIP PIMCO Low Duration Bond Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver and an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was higher than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

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Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP SSGA Bond Index Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver for the Fund through April 30, 2026. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was higher than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP SSGA Short-Term Bond Index Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was higher than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP JPMorgan Short Duration Bond Fund

Performance. The Board reviewed the LVIP JPMorgan Short Duration Bond Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Short-Term Bond funds category and the Bloomberg US Government/Credit 1-3 Year Total Return USD Index for various periods ended March 31, 2025. The Board considered that in May 2025, J.P. Morgan Investment Management, Inc. (“JPMorgan”) replaced the prior subadviser to the Fund and that performance information prior to this time was not relevant. The Board concluded that the services provided were satisfactory.

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Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver and an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was the same as the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Western Asset Core Bond Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was higher than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in the investment management fee schedule and concluded that economies of scale were appropriately shared with investors.

All Funds

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Funds was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Funds’ Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Funds. LNL serves as the administrator for the Funds for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

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Subadvisory Agreement(s)

LVIP BlackRock Inflation Protected Bond Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and BlackRock Financial Management, Inc. (“BlackRock”) on behalf of the LVIP BlackRock Inflation Protected Bond Fund, the Board considered the nature, extent and quality of services provided by BlackRock under the subadvisory agreement. The Board reviewed the services provided by BlackRock, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of BlackRock. The Board considered that BlackRock uses an affiliated investment adviser as sub-subadviser in connection with the subadvisory services provided to the Fund. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP BlackRock Inflation Protected Bond Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Inflation-Protected Bond funds category and the Bloomberg World Government IL 1-10 Year Total Return Hedged USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-year period, above the return of the Morningstar peer group median and below the return of the benchmark index for the three- and five-year periods and the same as the return of the Morningstar peer group median and below the return of the benchmark index for the ten-year period. The Board considered LFI’s comments that small active foreign currency positions detracted from the Fund’s performance relative to the benchmark index for the three- and five-year periods, and that tactical U.S. duration positioning and long U.K. versus Europe nominal rates detracted from the Fund’s performance relative to the benchmark index and the peer group for the one-year period. The Board concluded that the services provided by BlackRock were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule, which contains breakpoints, and noted BlackRock’s statement that it advises no comparable registered funds using the same strategy. The Board considered that LFI compensates BlackRock from its fees and that the subadvisory fee schedule was negotiated between LFI and BlackRock, an unaffiliated third party of LFI. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. With respect to profitability, the Board considered information regarding BlackRock’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by BlackRock as to any additional benefits it receives and noted that BlackRock stated that the engagement may raise its profile in the broker-dealer community, provide potential scale-related benefits and increase analyst coverage and sales of BlackRock proprietary products.

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LVIP Macquarie Diversified Floating Rate Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and DIFA on behalf of the LVIP Macquarie Diversified Floating Rate Fund, the Board considered the nature, extent and quality of services provided by DIFA under the subadvisory agreement. The Board reviewed the services provided by DIFA, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of DIFA. The Board considered that DIFA uses affiliated investment advisers as sub-subadvisers in connection with the subadvisory services provided to the Fund. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage arrangements, risk management and compliance matters.

The Board further considered that Nomura Holding America Inc. (“Nomura”) recently announced the acquisition of the U.S. and European public investments business of Macquarie Asset Management (“MAM”), including the business of DIFA, which is a subsidiary of MAM (the “Transaction”). The Board also considered that, at its September meeting, it was asked to approve a new sub-advisory agreement with DIFA, in addition to reapproving the existing sub-advisory agreement, as the Transaction would result in a change of control of DIFA upon its closing expected in the fourth quarter of 2025. The Board noted that the Transaction was not anticipated to result in any change to the investment management services provided to the Fund and that the new agreement was identical to the existing agreement, except for the effective date and necessary changes such as DIFA’s name and contact information. The Board also noted that the Fund would replace “Macquarie” with “Nomura” in its name upon the closing of the Transaction.

Performance. The Board reviewed the LVIP Macquarie Diversified Floating Rate Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Ultrashort Bond funds category and the Secured Overnight Financing Rate Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and above the return of the benchmark index for the one- and five-year periods, below the return of the Morningstar peer group median and within range of the return of the benchmark index for the three-year period and below the return of the Morningstar peer group median for the ten-year period. The Board noted that no benchmark return was provided for the ten-year period because the benchmark’s inception was April 2, 2018 and it did not have ten years of returns. The Board noted LFI’s view that it remained comfortable with the current investment team and process and that performance patterns have been in line with LFI’s expectations and market conditions. The Board concluded that the services provided by DIFA were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule, which includes a breakpoint, and the management fees of a fund with a similar investment strategy for which DIFA serves as the investment adviser. The Board considered that LFI compensates DIFA from its fees and that the subadvisory fee schedule was negotiated between LFI and DIFA. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding DIFA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by DIFA as to any additional benefits it receives and noted DIFA’s statement that its relationship with the Fund may add to its prestige and visibility in the investment community and may make DIFA more attractive to potential separate account clients and enhance DIFA’s ability to obtain research with soft dollars.

10

LVIP Mondrian Global Income Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Mondrian Investment Partners Limited (“Mondrian”) on behalf of the LVIP Mondrian Global Income Fund, the Board considered the nature, extent and quality of services provided by Mondrian under the subadvisory agreement. The Board considered the services provided by Mondrian, the background of the portfolio managers and Mondrian’s investment strategy. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. In considering investment performance, the Board considered that, in July 2022, Mondrian transitioned from managing a portion of the Fund’s assets to managing all of the Fund’s assets. The Board reviewed the LVIP Mondrian Global Income Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Global Bond funds category and the FTSE WGBI USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-,three- and ten-year periods and below the return of the Morningstar peer group median and above the return of the benchmark index for the five-year period. The Board considered LFI’s comments that underperformance compared to the peer group median for the three- and five-year periods was driven by the Fund’s underweight position to the corporate and securitized sectors. The Board further noted that LFI remains comfortable with the investment team and its ability to meet the performance objective of the Fund. The Board determined that the services provided by Mondrian were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule for Mondrian, which includes breakpoints, and the fee schedule of other accounts with similar investment strategies managed by Mondrian. The Board considered that LFI compensates Mondrian from its fees and that the subadvisory fee schedule was negotiated between LFI and Mondrian, which is an unaffiliated third party of LFI. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered the information provided regarding Mondrian’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by Mondrian as to any additional benefits it receives and noted that none were identified.

LVIP Government Money Market Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and BlackRock on behalf of the LVIP Government Money Market Fund, the Board considered the nature, extent and quality of services provided by BlackRock under the subadvisory agreement. The Board reviewed the services provided by BlackRock, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of BlackRock. It also reviewed information provided regarding the structure of portfolio manager compensation, risk management and compliance matters.

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Performance. The Board reviewed the LVIP Government Money Market Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Prime Money Market funds category and the FTSE Treasury Bill 3 Month USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-, three-, five- and ten-year periods. The Board determined that the services provided by BlackRock were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for the Fund, which includes breakpoints, as well as information on comparable accounts subadvised by BlackRock. The Board considered that LFI compensates BlackRock from its fees and that the subadvisory fee schedule was negotiated between LFI and BlackRock, which is an unaffiliated third party of LFI. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding BlackRock’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by BlackRock as to any additional benefits it receives and noted that BlackRock stated that the engagement may raise its profile in the broker-dealer community, provide potential scale-related benefits and increase analyst coverage for BlackRock proprietary products.

LVIP JPMorgan Core Bond Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and JPMorgan on behalf of the LVIP JPMorgan Core Bond Fund, the Board considered the nature, extent and quality of services provided by JPMorgan under the subadvisory agreement. The Board reviewed the services provided by JPMorgan, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of JPMorgan. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP JPMorgan Core Bond Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Intermediate Core Bond funds category and the Bloomberg US Aggregate Bond Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one-, three-, five- and ten-year periods. The Board concluded that the services provided by JPMorgan were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for the Fund as well as fees for other similar accounts managed by JPMorgan. The Board considered that LFI compensates JPMorgan from its fees and that the subadvisory fee schedule for the Fund was negotiated between LFI and JPMorgan, which is an unaffiliated third party of LFI. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding JPMorgan’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by JPMorgan as to any additional benefits it receives and noted JPMorgan’s statement that it was not aware of other direct or indirect benefits from its relationship to the Fund other than receipt of subadvisory fees.

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LVIP JPMorgan High Yield Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and JPMorgan on behalf of the LVIP JPMorgan High Yield Fund, the Board considered the nature, extent and quality of services provided by JPMorgan under the subadvisory agreement. The Board reviewed the services provided by JPMorgan, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of JPMorgan. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP JPMorgan High Yield Fund’s total return compared to the total return of a peer group of funds included in the Morningstar High Yield Bond funds category and the ICE BofA US High Yield Constrained Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one-year period, above the return of the Morningstar peer group median and below the return of the benchmark index for the three-year period and below the return of the Morningstar peer group median and the benchmark index for the five- and ten-year periods. The Board considered LFI’s comments that underperformance for the three- and five-year periods compared to the benchmark was primarily due to negative security selection within the Retail sector and that the Fund performed in line with the benchmark and outperformed the category average during the first quarter of 2025. The Board noted LFI’s view that it remained comfortable with the current investment process and the investment team’s ability to meet the performance objective of the Fund. The Board concluded that the services provided by JPMorgan were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for the Fund as well as fees for other similar accounts managed by JPMorgan. The Board considered that LFI compensates JPMorgan from its fees and that the subadvisory fee schedule for the Fund was negotiated between LFI and JPMorgan, which is an unaffiliated third party of LFI. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding JPMorgan’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by JPMorgan as to any additional benefits it receives and noted JPMorgan’s statement that it was not aware of other direct or indirect benefits from its relationship to the Fund other than receipt of subadvisory fees.

LVIP Macquarie High Yield Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and DIFA on behalf of the LVIP Macquarie High Yield Fund, the Board considered the nature, extent and quality of services provided by DIFA under the subadvisory agreement. The Board reviewed the services provided by DIFA, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of DIFA. The Board considered that DIFA uses affiliated investment advisers as sub-subadvisers in connection with the subadvisory services provided to the Fund. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage arrangements, risk management and compliance matters.

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The Board further considered that Nomura recently announced the Transaction. The Board also considered that, at its September meeting, it was asked to approve a new sub-advisory agreement with DIFA, in addition to reapproving the existing sub-advisory agreement, as the Transaction would result in a change of control of DIFA upon its closing expected in the fourth quarter of 2025. The Board noted that the Transaction was not anticipated to result in any change to the investment management services provided to the Fund and that the new agreement was identical to the existing agreement, except for the effective date and necessary changes such as DIFA’s name and contact information. The Board also noted that the Fund would replace “Macquarie” with “Nomura” in its name upon the closing of the Transaction.

Performance. The Board reviewed the LVIP Macquarie High Yield Fund’s total return compared to the total return of a peer group of funds included in the Morningstar High Yield Bond funds category and the ICE BofA US High Yield Constrained Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-, five- and ten-year periods and was the same as the return of the Morningstar peer group median and below the return of the benchmark index for the three-year period. The Board considered LFI’s comment that the Fund’s underperformance over recent periods compared to the benchmark and the peer funds was primarily attributable to security selection within the Banking and Media sectors. The Board noted LFI’s view that it remained comfortable with the investment team and process, and that performance patterns were in line with expectations and market conditions. The Board concluded that the services provided by DIFA were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule and the management fees of funds with similar investment strategies for which DIFA serves as the investment adviser. The Board considered that LFI compensates DIFA from its fees and that the subadvisory fee schedule was negotiated between LFI and DIFA. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding DIFA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by DIFA as to any additional benefits it receives and noted DIFA’s statement that its relationship with the Fund may add to its prestige and visibility in the investment community and may make DIFA more attractive to potential separate account clients and enhance DIFA’s ability to obtain research with soft dollars.

LVIP PIMCO Low Duration Bond Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Pacific Investment Management Company LLC (“PIMCO”) on behalf of the LVIP PIMCO Low Duration Bond Fund, the Board considered the nature, extent and quality of services provided by PIMCO under the subadvisory agreement. The Board considered the services provided by PIMCO, the background of the investment professionals and PIMCO’s investment strategy and resources. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

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Performance. The Board reviewed the LVIP PIMCO Low Duration Bond Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Short-Term Bond funds category and the ICE BofA 1-3 Year US Treasury Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and above the return of the benchmark index for the one-, three-, five- and ten-year periods. The Board considered LFI’s comments that the Fund underperformed compared to peer funds over the five-year period due to negative contributions from currency positioning. The Board also considered LFI’s comment that the Fund underperformed the benchmark over the three-year period due to tactical currency exposure, particularly overweight exposure to the Japanese Yen and Australian dollar. The Board noted LFI’s view that it remained comfortable with the current investment team and process and that longer-term performance has been in line with LFI’s expectations and market conditions. The Board determined that the services provided by PIMCO were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule, which contains a breakpoint. The Board considered that LFI compensates PIMCO from its fees and that the subadvisory fee schedule was negotiated between LFI and PIMCO, which is an unaffiliated third party of LFI. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information provided by PIMCO regarding PIMCO’s estimated profitability in providing subadvisory services to the Fund. The Board reviewed materials provided by PIMCO as to any additional benefits it receives, such as PIMCO’s statements that it may receive research from trading activity, may receive information that can benefit it and its affiliates, and may derive indirect benefits due to an increase in total assets under management and from the existence of the relationship with the Fund.

LVIP SSGA Bond Index Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SSGA Funds Management, Inc. (“SSGA”) on behalf of the LVIP SSGA Bond Index Fund, the Board considered the nature, extent and quality of services provided by SSGA under the subadvisory agreement. The Board reviewed the services provided by SSGA and the reputation, resources and investment approach of SSGA. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters.

Performance. The Board reviewed the LVIP SSGA Bond Index Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Intermediate Core Bond funds category and the Bloomberg US Aggregate Bond Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-, three-, five- and ten-year periods. The Board noted LFI’s statements that the Fund’s longer-term tracking error has been within a reasonable range and is mostly attributable to cash flows and the Fund’s fees. The Board noted LFI’s view that it remained comfortable with the Fund and its ability to meet its investment objective going forward. The Board concluded that the services provided by SSGA were satisfactory.

15

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule, which includes breakpoints, and the average fees charged by SSGA to other clients with investment strategies similar to the Fund. The Board considered that LFI compensates SSGA from its fees and that the subadvisory fee schedule for the Fund was negotiated between LFI and SSGA, which is an unaffiliated third party of LFI. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SSGA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SSGA as to any additional benefits it receives and noted that SSGA indicated that it indirectly benefits from association with the Fund in the marketplace and its ability to leverage resources.

LVIP SSGA Short-Term Bond Index Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SSGA Funds Management, Inc. (“SSGA”) on behalf of the LVIP SSGA Short-Term Bond Index Fund, the Board considered the nature, extent and quality of services provided by SSGA under the subadvisory agreement. The Board reviewed the services provided by SSGA and the reputation, resources and investment approach of SSGA. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance and regulatory matters.

Performance. The Board reviewed the LVIP SSGA Short-Term Bond Index Fund’s total return compared to the total return of funds included in the Morningstar Short-Term Bond funds category and the Bloomberg US Corporate 1-3 Year Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and below the return of the benchmark index for the one-, three- and five-year periods. The Board considered that the Fund commenced operations in 2018 The Board also noted LFI’s comments that, since inception, the Fund has met its objective of closely tracking its benchmark index on a gross of fees basis and that LFI believes that the Fund has the ability to meet its objective going forward. The Board further noted LFI’s view that it remained comfortable with the Fund and its ability to meet its investment objective going forward. The Board concluded that the services provided by SSGA were satisfactory.

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule, which includes breakpoints, and the average fees charged by SSGA to other clients with investment strategies similar to the Fund. The Board considered that LFI compensates SSGA from its fees and that the subadvisory fee schedule for the Fund was negotiated between LFI and SSGA, which is an unaffiliated third party of LFI. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SSGA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SSGA as to any additional benefits it receives and noted that SSGA indicated that it indirectly benefits from association with the Fund in the marketplace and its ability to leverage resources.

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LVIP Western Asset Core Bond Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Western Asset Management Company (“Western”) on behalf of the LVIP Western Asset Core Bond Fund, the Board considered the nature, extent and quality of services provided by Western under the subadvisory agreement. The Board considered the services provided by Western, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Western. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP Western Asset Core Bond Fund’s total return compared to the total return of funds included in the Morningstar Intermediate Core Bond funds category and the Bloomberg US Aggregate Bond Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one- and three-year periods, and below the return of the Morningstar peer group median and above the return of the benchmark index for the five-year period. The Board considered LFI’s comments that the Fund’s longer duration position detracted from its performance during the five-year period, drove its underperformance compared to the peer group and the benchmark over the three-year period, and, along with its yield curve positioning, detracted from its performance over the one-year period compared to its peer group and the benchmark. The Board noted that at the June 2025 Board meeting, the Board approved LFI’s proposal to merge the Fund into the LVIP Franklin Templeton Core Bond Fund.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule, which contains a breakpoint, and considered the contractual fee rates charged to another fund advised by Western with an investment strategy similar to the Fund. The Board considered that LFI compensates Western from its fees and that the subadvisory fee schedule was negotiated between LFI and Western, which is an unaffiliated third party of LFI. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. With respect to profitability, the Board considered information provided by Western regarding Western’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by Western as to any additional benefits it receives and noted Western’s statement that it may receive research from trading activity but that it does not maintain arrangements or agreements to receive any research or services in exchange for trading activity allocation.

All Funds

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for each Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of each Fund.

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Lincoln Variable Insurance Products Trust
2025 Board Considerations

31 Lincoln Hedged Nasdaq-100 Fund (formerly, Lincoln Nasdaq-100 Buffer Fund Sep)

Background

On August 15 and September 9-10, 2025, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with Milliman Financial Risk Management LLC (“Milliman”) (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (the “Fund”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”) of Broadridge Financial Solutions, Inc., an independent provider of investment company data, and Milliman, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar, Broadridge and Milliman provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and Milliman, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

The Board considered that the Fund employed a hedged equity strategy, which utilizes a combination of FLEX Options and an LVIP Index Fund to track the performance of an underlying exchange-traded fund. The Board also considered that LNL implemented a fund substitution in June, 2024 to consolidate certain LVIP hedged equity funds into the Fund.1 The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for the various periods ended March 31, 2025. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category. The Board considered that LFI actively monitors the Fund’s performance through quarterly reports and works with the Investment Committee of the Board in analyzing performance issues. The Board noted management’s representation that the Fund was performing as expected.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to Milliman. The Board noted the ongoing oversight activities performed by LFI, including review of returns and compliance reviews. The Board concluded that LFI had appropriately monitored the investment sub-advisory services Milliman provides to the Fund.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of the Morningstar peer group and category median for the Fund. The Board considered the Fund’s asset size and that LFI had implemented an advisory fee waiver on assets up to $50 million through April 30, 2026 and an expense limitation for the Fund through June 21, 2026. The Board noted that the net investment management fee for the Fund was the same as the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio (plus acquired fund fees and expenses (“AFFE”)) was the same as the median net expense ratio of the Morningstar peer group (including AFFE). In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

[1]	Lincoln Hedged Nasdaq-100 Fund 2, Lincoln Hedged Nasdaq-100 Fund 3 and Lincoln Hedged Nasdaq-100 Fund 4 substituted into Lincoln Hedged Nasdaq-100 Fund.

2

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Milliman Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Milliman on behalf of the Fund, the Board considered the nature, extent and quality of services provided by Milliman under the subadvisory agreement. The Board reviewed the services provided by Milliman, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Milliman. It also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

Performance. The Board also considered that Milliman’s responsibility was to implement the stated investment strategy for the Fund and that traditional measures of performance would not be relevant in assessing Milliman’s implementation of the strategy. The Board also considered a presentation by representatives of Milliman regarding the performance of the Fund. The Board concluded that the services provided by Milliman were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for Milliman. The Board considered that LFI compensates Milliman from its fees and that the subadvisory fee schedule was negotiated between LFI and Milliman, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding Milliman’s estimated profitability from providing subadvisory services to the Funds. The Board reviewed materials provided by Milliman as to any additional benefits it receives and noted that Milliman indicated that its business in the aggregate derives non-pecuniary benefits from synergies related to conducting risk management programs for clients in large volume, among them trading, operations, compliance and research and that Milliman may receive intangible benefits from association with the Fund, such as favorable publicity in relevant markets.

3

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

4

Lincoln Variable Insurance Products Trust
2025 Board Considerations

Hedged Equity Funds - S&P 500 Funds

29 Lincoln Hedged S&P 500 Fund
30 Lincoln Hedged S&P 500 Conservative Fund

Background

On August 15 and September 9-10, 2025, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with Milliman Financial Risk Management LLC (“Milliman”) (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”) of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and Milliman, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar, Broadridge and Milliman provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Funds, the investment performance, management fees and operating expense ratio of each Fund in comparison to other funds, the estimated profitability and/or financial condition of each Fund, LFI and Milliman, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Funds’ expenses, among other matters. The Board also receives information about the Funds from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Funds are only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for each Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Funds by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Funds on behalf of LFI and that LNL provides administrative services to the Funds under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

The Board considered that the Funds employed a hedged equity strategy, which utilizes a combination of FLEX Options and an LVIP Index Fund to track the performance of the S&P 500 Price Return Index (the “Underlying Index”). The Board also considered that LNL implemented a fund substitution in June 2024 to consolidate certain LVIP hedged equity funds into the Funds.1 The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for each Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2025. The Board also received total return information for each Fund compared to the quarterly average total return of funds in the respective Morningstar category. The Board considered that LFI actively monitors the Funds’ performance through quarterly reports and works with the Investment Committee of the Board in analyzing performance issues. The Board noted management’s representation that each Fund was performing as expected.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Funds and has delegated those duties to Milliman. The Board noted the ongoing oversight activities performed by LFI, including review of returns and compliance reviews. The Board concluded that LFI had appropriately monitored the investment sub-advisory services Milliman provided to the Funds.

Lincoln Hedged S&P 500 Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver and an expense limitation for the Fund through April 30, 2026 and June 21, 2026, respectively. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio (plus acquired fund fees and expenses (“AFFE”)) for the Fund was lower than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

[1]	Lincoln Hedged S&P 500 Fund 2, Lincoln Hedged S&P 500 Fund 3 and Lincoln Hedged S&P 500 Fund 4 substituted into Lincoln Hedged S&P 500 Fund. Lincoln Hedged S&P 500 Conservative Fund 2, Lincoln Hedged S&P 500 Conservative Fund 3 and Lincoln Hedged S&P 500 Conservative Fund 4 substituted into Lincoln Hedged S&P 500 Conservative Fund.
2

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered the Fund’s asset size and concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Lincoln Hedged S&P 500 Conservative Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver and an expense limitation for the Fund through April 30, 2026 and June 21, 2026, respectively. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio (plus AFFE) for the Fund was lower than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered the Fund’s asset size and concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

3

Milliman Subadvisory Agreements

Lincoln Hedged S&P 500 Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Milliman on behalf of the Fund, the Board considered the nature, extent and quality of services provided by Milliman under the subadvisory agreement. The Board reviewed the services provided by Milliman, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Milliman. It also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

Performance. The Board also considered that Milliman’s responsibility was to implement the stated investment strategy for the Fund and that traditional measures of performance would not be relevant in assessing Milliman’s implementation of the strategy. The Board also considered a presentation by representatives of Milliman regarding the performance of the Fund. The Board concluded that the services provided by Milliman were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for Milliman. The Board considered that LFI compensates Milliman from its fees and that the subadvisory fee schedule was negotiated between LFI and Milliman, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding Milliman’s estimated profitability from providing subadvisory services to the Funds. The Board reviewed materials provided by Milliman as to any additional benefits it receives and noted that Milliman indicated that its business in the aggregate derives non-pecuniary benefits from synergies related to conducting risk management programs for clients in large volume, among them trading, operations, compliance and research and that Milliman may receive intangible benefits from association with the Fund, such as favorable publicity in relevant markets.

Lincoln Hedged S&P 500 Conservative Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Milliman on behalf of the Fund, the Board considered the nature, extent and quality of services provided by Milliman under the subadvisory agreement. The Board reviewed the services provided by Milliman, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Milliman. It also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

Performance. The Board also considered that Milliman’s responsibility was to implement the stated investment strategy for the Fund and that traditional measures of performance would not be relevant in assessing Milliman’s implementation of the strategy. The Board also considered a presentation by representatives of Milliman regarding the performance of the Fund. The Board concluded that the services provided by Milliman were satisfactory.

4

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for Milliman. The Board considered that LFI compensates Milliman from its fees and that the subadvisory fee schedule was negotiated between LFI and Milliman, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding Milliman’s estimated profitability from providing subadvisory services to the Funds. The Board reviewed materials provided by Milliman as to any additional benefits it receives and noted that Milliman indicated that its business in the aggregate derives non-pecuniary benefits from synergies related to conducting risk management programs for clients in large volume, among them trading, operations, compliance and research and that Milliman may receive intangible benefits from association with the Fund, such as favorable publicity in relevant markets.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for each Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of each Fund.

5

Lincoln Variable Insurance Products Trust
2025 BOARD CONSIDERATIONS

Managed Risk Funds

1 LVIP Global Conservative Allocation Managed Risk Fund
2 LVIP Global Moderate Allocation Managed Risk Fund
3 LVIP Global Growth Allocation Managed Risk Fund
4 LVIP U.S. Growth Allocation Managed Risk Fund
5 LVIP American Global Balanced Allocation Managed Risk Fund
6 LVIP American Global Growth Allocation Managed Risk Fund
7 LVIP BlackRock Global Allocation Managed Risk Fund
10 LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
11 LVIP Global Aggressive Growth Allocation Managed Risk Fund

Background

On August 15 and September 9-10, 2025, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with Milliman Financial Risk Management LLC (“Milliman”) (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”) of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data and Milliman, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar, Broadridge and Milliman provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Funds, the investment performance, management fees and operating expense ratio of each Fund in comparison to other funds, the estimated profitability and/or financial condition of each Fund, LFI and Milliman, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Funds’ expenses, among other matters. The Board also receives information about the Funds from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Funds are only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for each Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Funds by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Funds on behalf of LFI and that LNL provides administrative services to the Funds under an administration agreement.

The Board considered that the Funds are managed with a risk management strategy using up to 20% of a Fund’s net assets (the “Risk-Management Sleeve”) and that at least 80% of each Fund’s net assets are invested in an underlying fund or funds (the “Underlying Sleeve”). The Board considered that the risk management strategy was designed to stabilize overall portfolio volatility (that is, variance in the Fund’s investment returns) and reduce the downside exposure of the Fund during significant market downturns by buying and selling (i.e., taking short or long positions) in exchange-traded futures or options contracts.. The Board considered that the Funds’ investments in exchange-traded futures and options and the resulting costs limit the upside participation of the Funds in strong, increasing markets relative to unhedged funds. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by each of (i) Broadridge comparing the performance of each Fund to a managed volatility fund peer group, a benchmark index and a custom risk controlled benchmark composite; and (ii) Morningstar comparing the performance of each Fund’s Underlying Sleeve to the performance of funds in a peer group of a Morningstar category underlying variable insurance products (each a “Morningstar peer group”) and a benchmark index for the one-, three- and five-year periods, as applicable, ended March 31, 2025. The Board considered complex-wide information provided by Broadridge that assessed the overall LVIP Managed Risk Fund returns compared to the aggregate returns of managed volatility funds from variable annuity sponsors and risk control benchmarks and peer group performance information provided by Broadridge. The Board also considered an impact analysis provided by LFI of the overlay/cash positions on the overall portfolio performance.

The Board referred to information prepared by LFI evaluating each Fund’s performance. These reports include performance information for each Fund (including total return, standard deviation and Sharpe ratio) compared to the average performance of the respective Morningstar category, a benchmark index and a custom risk controlled benchmark composite for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of the volatility management strategy. The Board considered that LFI actively monitors the Funds’ performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

2

The Board considered that LFI has delegated day-to-day portfolio management of each Fund's Risk-Management Sleeve to Milliman and noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and monitoring the implementation of the risk management overlay model. The Board also considered presentations made by LFI management and Milliman dedicated to an overview of the Funds and implementation of the model. The Board concluded that LFI had appropriately reviewed and monitored Milliman’s performance.

LVIP Managed Risk Funds: LVIP Global Conservative Allocation Managed Risk Fund, LVIP Global Moderate Allocation Managed Risk Fund and LVIP Global Growth Allocation Managed Risk Fund

The Board reviewed the performance of the LVIP Global Conservative Allocation Managed Risk Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group, the Fund’s custom benchmark index, the Conservative Blended Composite, and a custom risk controlled benchmark composite; and Morningstar comparing the performance of the Fund’s Underlying Sleeve to peer group information of funds included in the Morningstar Moderately Conservative Allocation funds category and the Fund’s custom benchmark index. The Board concluded that the services provided by LFI were satisfactory.

The Board reviewed the performance of the LVIP Global Moderate Allocation Managed Risk Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group, the Fund’s custom benchmark index, the Moderate Blended Composite, and a custom risk controlled benchmark composite; and Morningstar comparing the performance of the Fund’s Underlying Sleeve to peer group information of funds included in the Morningstar Moderate Allocation funds category and the Fund’s custom benchmark index. The Board concluded that the services provided by LFI were satisfactory.

The Board reviewed the performance of the LVIP Global Growth Allocation Managed Risk Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group, the Fund’s custom benchmark index, the Growth Blended Composite, and a custom risk controlled benchmark composite; and Morningstar comparing the performance of the Fund’s Underlying Sleeve to peer group information of funds included in the Morningstar Moderate Allocation funds category and the Fund’s custom benchmark index. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed each Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for each Fund. The Board considered that LFI had implemented a partial advisory fee waiver for each Fund through April 30, 2026. The Board noted that the net investment management fee of each Fund was higher than the median net investment management fee of its respective Morningstar peer group and that the net expense ratio (plus acquired fund fees and expenses (“AFFE”)) for each Fund was higher than the median net expense ratio (including AFFE) of its respective Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that each Fund’s investment management fee was reasonable.

3

Economies of Scale. The Board considered the extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP U.S. Growth Allocation Managed Risk Fund

The Board reviewed the performance of the Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group, the Fund’s custom benchmark index, the U.S. Growth Blended Composite, and a custom risk controlled benchmark composite; and Morningstar comparing the performance of the Fund’s Underlying Sleeve to peer group information of funds included in the Morningstar Moderate Allocation funds category and the Fund’s custom benchmark index. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver for the Fund through April 30, 2026. The Board noted that the net investment management fee of the Fund was higher than the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio (plus AFFE) was higher than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP American Managed Risk Funds: LVIP American Global Balanced Allocation Managed Risk Fund and LVIP American Global Growth Allocation Managed Risk Fund

The Board reviewed the performance of the LVIP American Global Balanced Allocation Managed Risk Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group, the Fund’s custom benchmark index, the Balanced Blended Composite, and a custom risk controlled benchmark composite; and Morningstar comparing the performance of the Fund’s Underlying Sleeve to peer group information of funds included in the Morningstar Moderately Conservative Allocation funds category and the Fund’s custom benchmark index. The Board concluded that the services provided by LFI were satisfactory.

4

The Board reviewed the performance of the LVIP American Global Growth Allocation Managed Risk Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group, the Fund’s custom benchmark index, the Growth Blended Composite, and a custom risk controlled benchmark composite; and Morningstar comparing the performance of the Fund’s Underlying Sleeve to peer group of information funds included in the Morningstar Moderate Allocation funds category and the Fund’s custom benchmark index. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed each Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for each Fund. The Board noted that the net investment management fee for each Fund was higher than the median net investment management fee of the respective Morningstar peer group and that each Fund’s net expense ratio (plus AFFE) was lower than the median net expense ratio (including AFFE) of its respective Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that each Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP BlackRock Global Allocation Managed Risk Fund

The Board reviewed the performance of the Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group, the Fund’s custom benchmark index, the BlackRock Global Allocation Composite, and a custom risk controlled benchmark composite; and Morningstar comparing the performance of the Fund’s Underlying Sleeve to peer group information of funds included in the Morningstar Global Allocation funds category and the Fund’s custom benchmark index. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver for the Fund through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio (plus AFFE) was higher than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

5

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP U.S. Aggressive Growth Allocation Managed Risk Fund

The Board reviewed the performance of the Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group, the Fund’s custom benchmark index, the U.S. Aggressive Growth Blended Composite, and a custom risk controlled benchmark composite; and Morningstar comparing the performance of the Fund’s Underlying Sleeve to peer group information of funds included in the Morningstar Moderately Aggressive Allocation funds category and the Fund’s custom benchmark index. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver and expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio (plus AFFE) was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Global Aggressive Growth Allocation Managed Risk Fund

The Board reviewed the performance of the LVIP Global Aggressive Growth Allocation Managed Risk Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group, the Fund’s custom benchmark index, the Global Aggressive Growth Blended Composite, and a custom risk controlled benchmark composite; and Morningstar comparing the performance of the Fund’s Underlying Sleeve to peer group information of funds included in the Morningstar Moderately Aggressive Allocation funds category and the Fund’s custom benchmark index. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver and expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio (plus AFFE) was higher than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

6

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

All Funds

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Funds was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Funds’ Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Funds. LNL serves as the administrator for the Funds for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Risk-Management Sleeve - Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Milliman on behalf of each of the Funds, the Board considered the nature, extent and quality of services provided by Milliman under the subadvisory agreement. The Board reviewed the services provided by Milliman, the background of the investment professionals servicing the Fund and the reputation, resources and subadvisory experience of Milliman. It also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

Performance. The Board considered that Milliman’s responsibility was to implement trading based on the managed risk model and that traditional measures of performance would not be relevant in assessing Milliman’s implementation of the model. The Board also considered a presentation by representatives of Milliman regarding the performance of the Funds subadvised by Milliman as well as presentations made by LFI management dedicated to analysis of the Risk-Management Sleeve. The Board concluded that the services provided by Milliman were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule for Milliman. The Board considered that LFI compensates Milliman from its fees and that the subadvisory fee schedule was negotiated between LFI and Milliman, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

7

Profitability and Fallout Benefits. The Board considered information regarding Milliman’s estimated profitability from providing subadvisory services to the Funds. The Board reviewed materials provided by Milliman as to any additional benefits it receives and noted that Milliman indicated that its business in the aggregate derives non-pecuniary benefits from synergies related to conducting risk management programs for clients in large volume, among them trading, operations, compliance and research and that Milliman may receive intangible benefits from association with the Funds, such as favorable publicity in relevant markets.

For All Funds

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for each Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of each Fund.

8

Lincoln Variable Insurance Products Trust
2025 board considerations

Managed Volatility Funds

16 LVIP Dimensional U.S. Equity Managed Volatility Fund
18 LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
19 LVIP SSGA Large Cap Managed Volatility Fund
23 LVIP SSGA SMID Cap Managed Volatility Fund
24 LVIP Dimensional International Equity Managed Volatility Fund
26 LVIP Multi-Manager International Equity Managed Volatility Fund (formerly, LVIP MFS International Equity Managed Volatility Fund)
27 LVIP Multi-Manager Global Equity Managed Volatility Fund
28 LVIP SSGA International Managed Volatility Fund

Background

On August 15 and September 9-10, 2025, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii)  the renewal of the subadvisory agreement with Schroders Investment Management North America Inc. (“SIMNA”) (collectively, with the investment management agreement “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), SIMNA and Morningstar (“Morningstar”) of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, SIMNA, Morningstar and Broadridge provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Funds, the investment performance, management fees and operating expense ratio of each Fund in comparison to other funds, the estimated profitability and/or financial condition of each Fund, LFI and SIMNA, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Funds’ expenses, among other matters. The Board also receives information about the Funds from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Funds are only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for each Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Funds by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding the structure of portfolio manager compensation and compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Funds on behalf of LFI and that LNL provides administrative services to the Funds under an administration agreement.

The Board considered that the Funds are managed with a managed volatility overlay using up to 20% of a Fund’s net assets (the “Managed Volatility Sleeve”) and that at least 80% of each Fund’s net assets are invested in an underlying fund or funds (the “Underlying Sleeve”). The managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seeks to reduce the impact on a Fund’s portfolio of significant market downturns during periods of high volatility. The Board considered that the Funds’ investments in exchange-traded futures and the resulting costs limit the upside participation of the Funds in strong, increasing markets relative to unhedged funds. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by each of (i) Broadridge comparing the performance of each Fund to a managed volatility fund peer group and risk controlled benchmark; and (ii) Morningstar comparing the performance of each Fund’s Underlying Sleeve to the performance of funds in a peer group of a Morningstar category underlying variable insurance products (each a “Morningstar peer group”) and a benchmark index for various periods ended March 31, 2025. The Board considered complex-wide information provided by Broadridge, that assessed the overall LVIP Managed Volatility Fund returns compared to the aggregate returns of managed volatility funds from variable annuity sponsors and risk control benchmarks and peer group performance information by Broadridge. The Board also considered an impact analysis provided by LFI of the overlay/cash positions on the overall portfolio performance.

The Board referred to information prepared by LFI evaluating each Fund’s performance. These reports include performance information for each Fund (including total return, standard deviation and Sharpe ratio) compared to the average performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of the volatility management strategy. The Board considered that LFI actively monitors the Funds’ performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

2

The Board considered that LFI has delegated day-to-day portfolio management of each Fund’s Managed Volatility Sleeve to SIMNA and noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and monitoring the implementation of the volatility management overlay model. The Board also considered presentations made by LFI management and SIMNA dedicated to an overview of the Funds and analysis of the Managed Volatility Sleeve. The Board concluded that LFI had appropriately reviewed and monitored SIMNA’s performance.

LVIP Dimensional U.S. Equity Managed Volatility Fund

The Board reviewed performance of the LVIP Dimensional U.S. Equity Managed Volatility Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark and by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Large Blend funds category and the Russell 3000 Total Return USD Index. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver for the Fund through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio (plus acquired fund fees and expenses (“AFFE”)) for the Fund was the same as the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund

The Board reviewed performance of the LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark and by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Large Blend funds category and the S&P 500 Total Return USD Index. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver and expense limitation through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio (including AFFE) for the Fund was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

3

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP SSGA Large Cap Managed Volatility Fund

The Board reviewed performance of the LVIP SSGA Large Cap Managed Volatility Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark and by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Large Blend funds category and the S&P 500 Total Return USD Index. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver and an expense limitation for the Fund through April 30, 2026. The Board noted that the investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio (including AFFE) for the Fund was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP SSGA SMID Cap Managed Volatility Fund

The Board reviewed performance of the LVIP SSGA SMID Cap Managed Volatility Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark and by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Small Blend funds category and the Russell 2000 Total Return USD Index. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver and an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio (including AFFE) for the Fund was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

4

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Dimensional International Equity Managed Volatility Fund

The Board reviewed performance of the LVIP Dimensional International Equity Managed Volatility Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark and by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Foreign Large Value funds category and the MSCI ACWI Ex USA NR USD Index. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board noted that the investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio (including AFFE) for the Fund was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Multi-Manager International Equity Managed Volatility Fund

The Board reviewed performance of the LVIP Multi-Manager International Equity Managed Volatility Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark and by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Foreign Large Blend funds category and the MSCI EAFE NR USD Index. The Board also considered that, effective November 18, 2024, LFI restructured the Fund into a multi-manager allocation fund that invests in three LVIP funds with subadvisers that manage other funds in the Trust in addition to the Fund. The Board concluded that the services provided by LFI were satisfactory.

5

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver and expense limitation through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio (including AFFE) for the Fund was the same as the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Multi-Manager Global Equity Managed Volatility Fund

The Board reviewed performance of the LVIP Multi-Manager Global Equity Managed Volatility Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark and by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Global Large-Stock Blend funds category and a custom index (LVIP Multi-Manager Global Equity Composite). The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio (including AFFE) for the Fund was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP SSGA International Managed Volatility Fund

The Board reviewed performance of the LVIP SSGA International Managed Volatility Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group and risk controlled benchmark and by Morningstar comparing the Underlying Sleeve of the Fund to a peer group of funds in the Morningstar Foreign Large Blend funds category and MSCI EAFE NR USD Index. The Board concluded that the services provided by LFI were satisfactory.

6

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver and an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group and that the net expense ratio (including AFFE) for the Fund was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

All Funds

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Funds was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Funds’ Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Funds. LNL serves as the administrator for the Funds for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Managed Volatility Sleeve - Subadvisory and Sub-Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SIMNA on behalf of each Fund, the Board considered the nature, extent and quality of services provided by SIMNA under the subadvisory agreement. The Board reviewed the services provided by SIMNA, the background of the investment professionals servicing the Fund and the reputation, resources and subadvisory experience of SIMNA. The Board considered that SIMNA has an affiliated investment adviser, SIMNA Ltd., as sub-subadviser in connection with the subadvisory services provided to the Fund. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

7

Performance. The Board considered that SIMNA’s responsibility was to implement volatility control strategy and that traditional measures of performance would not be relevant in assessing SIMNA’s implementation of the strategy. The Board also considered that the strategy is intended to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. The Board also considered a presentation by representatives of SIMNA regarding the performance of the Funds subadvised by SIMNA as well as presentations made by LFI management dedicated to analysis of the Managed Volatility Sleeve. The Board concluded that the services provided by SIMNA were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule for SIMNA. The Board considered that LFI compensates SIMNA from its fees and that the subadvisory fee schedule was negotiated between LFI and SIMNA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SIMNA’s estimated profitability from providing subadvisory services to the Funds. The Board reviewed materials provided by the SIMNA as to any additional benefits it would receive and noted SIMNA’s statement that the engagement may attract broker-dealers or investment advisers who may offer SIMNA the opportunity to participate in other lines of business, such as sub-advisory, separate account wrap programs or model manager programs.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for each Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of each Fund.

8

Lincoln Variable Insurance Products Trust
2025 BOARD CONSIDERATIONS

Master – Feeder Funds

55 LVIP American Growth Fund
56 LVIP American Growth-Income Fund
84 LVIP American International Fund
85 LVIP American Global Growth Fund

Background

On August 15 and September 9-10, 2025, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) (the “Advisory Agreement”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”) and Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management agreements and the factors they should consider in evaluating such agreements. LFI, LNL and Morningstar provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Funds, the investment performance, management fees and operating expense ratio of each Fund in comparison to other funds, the estimated profitability and/or financial condition of each Fund and LFI, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreement. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Funds’ expenses, among other matters. The Board also receives information about the Funds from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Funds are only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement for each Fund. In considering the renewal of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Funds by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding the structure of portfolio manager compensation and compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Funds on behalf of LFI and that LNL provides administrative services to the Funds under an administration agreement.

The Board considered that the LVIP American Growth Fund, the LVIP American Growth-Income Fund, the LVIP American International Fund and the LVIP American Global Growth Fund (collectively, the “LVIP American Funds”) each invest all of their assets in a master fund offered as a series of American Funds Insurance Series (“AFIS”). The Board considered that LFI monitors the performance of the relevant master funds for each of the LVIP American Funds and has certain compliance and investment oversight responsibilities with respect to the master-feeder arrangements. Since Capital Research and Management Company is the adviser responsible for the day-to-day portfolio management of the assets of the AFIS master funds, the Board considered Capital Research and Management Company’s investment management reputation. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the Service II class of each Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2025. The Board also received total return information for each Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating each Fund’s performance. These reports include performance information for each Fund (including total return, standard deviation and Sharpe ratio) compared to the average performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the performance of the underlying fund. The Board considered that LFI actively monitors the Funds’ performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreement.

The Board reviewed the LVIP American Growth Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Growth funds category and the S&P 500 Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the same as the return of the benchmark index for the one-year period, above the return of the Morningstar peer group median and below the return of the benchmark index for the three-year period and above the return of the Morningstar peer group median and benchmark index for the five- and ten-year periods. The Board concluded that the services provided by LFI were satisfactory.

2

The Board reviewed the LVIP American Growth-Income Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Blend funds category and the S&P 500 Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the benchmark index for the one- and three-year periods and below the return of the Morningstar peer group median and the benchmark index for the five- and ten-year periods. The Board concluded that the services provided by LFI were satisfactory.

The Board reviewed the LVIP American International Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Foreign Large Growth funds category and the MSCI ACWI Ex USA NR USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-, three-, five- and ten-year periods. The Board considered LFI’s view that underperformance for the one- and three-year periods was due to the Fund’s growth bias, as value outperformed growth within the international equity markets, and negative security selection in the Materials and Healthcare sectors and that underperformance for the five-year period was primarily due to negative security selection in the Financials and Healthcare sectors. The Board noted LFI’s view that performance was consistent with expectations for a non-US equity fund with a large-cap orientation, growth bias and meaningful emerging markets exposure. The Board concluded that the services provided by LFI were satisfactory.

The Board reviewed the LVIP American Global Growth Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Global Large-Stock Growth funds category and the MSCI ACWI NR USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-, three- and five-year periods and above the return of the Morningstar peer group median and the benchmark index for the ten-year period. The Board considered LFI’s view that underperformance for the one- and five-year periods was due to negative security selection in the Information Technology and Consumer Discretionary sectors, as well as the Healthcare sector for the one-year period, and that underperformance for the three-year period was due to negative security selection in the Consumer Staples and Information Technology sectors. The Board noted LFI’s continued conviction in the Fund and LFI’s belief that the Fund has the ability to meet its performance objective. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed each Fund’s investment management fee and expense ratio, and reviewed information comparing the investment management fee and expense ratio to those of the Morningstar peer group and category median for each Fund. Because the LVIP American Funds invest their assets in the respective master funds, LFI has agreed not to charge a management fee to the LVIP American Funds, unless they are no longer invested in a registered investment company. The LVIP American Funds incur as an expense the management fee charged by each AFIS master fund, as disclosed in the relevant underlying fund’s prospectus. The Board considered that LFI charged no management fee conditioned on the master-feeder relationships for the Funds. In light of the nature, quality and extent of services provided by LFI, the Board concluded that each Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that LFI did not currently charge the Funds a management fee conditioned on the master-feeder relationships. The Board concluded that economies of scale were appropriately shared with investors.

3

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and noted that LFI does not currently charge the Funds a management fee, and therefore concluded that the estimated profitability of LFI in connection with the management of the Funds was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Funds’ Service Class II shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Funds. LNL serves as the administrator for the Funds for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for each Fund are fair and reasonable, and that the continuation of the Advisory Agreement is in the best interests of each Fund.

4

Lincoln Variable Insurance Products Trust
2025 board considerations

Multi-Asset
Fund of Funds

33 LVIP American Balanced Allocation Fund

35 LVIP American Growth Allocation Fund
36 LVIP American Income Allocation Fund

97 LVIP American Preservation Fund
40 LVIP SSGA Conservative Index Allocation Fund
41 LVIP SSGA Moderate Index Allocation Fund
42 LVIP SSGA Moderately Aggressive Index Allocation Fund
43 LVIP Structured Conservative Allocation Fund
44 LVIP Structured Moderate Allocation Fund
45 LVIP Structured Moderately Aggressive Allocation Fund

Background

On August 15 and September 9-10, 2025, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) (the “Advisory Agreement”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”) and Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management agreements and the factors they should consider in evaluating such agreements. LFI, LNL and Morningstar provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Funds, the investment performance, management fees and operating expense ratio of each Fund in comparison to other funds, the estimated profitability and/or financial condition of each Fund and LFI, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreement. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Funds’ expenses, among other matters. The Board also receives information about the Funds from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Funds are only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement for each Fund. In considering the renewal of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Funds by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding the structure of portfolio manager compensation and compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Funds on behalf of LFI and that LNL provides administrative services to the Funds under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of each Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2025. The Board also received total return information for each Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating each Fund’s performance. These reports include performance information for each Fund (including total return, standard deviation and Sharpe ratio) compared to the average performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the performance of the underlying funds. The Board considered that LFI actively monitors the Funds’ performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreement.

LVIP American Funds of Funds: LVIP American Balanced Allocation Fund, LVIP American Growth Allocation Fund, LVIP American Income Allocation Fund and LVIP American Preservation Fund

The Board reviewed the LVIP American Balanced Allocation Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Moderate Allocation funds category and a custom index (Balanced Allocation Composite). The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the custom index for the one- and ten-year periods, above the return of the Morningstar peer group median and below the return of the custom index for the three-year period and the same as the return of the Morningstar peer group median and above the return of the custom index for the five-year period. The Board concluded that the services provided by LFI were satisfactory.

2

The Board reviewed the LVIP American Growth Allocation Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Moderate Allocation funds category and a custom index (Growth Allocation Composite). The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and below the return of the custom index for the one-, three- and ten-year periods and above the return of the Morningstar peer group median and the custom index for the five-year period. The Board concluded that the services provided by LFI were satisfactory.

The Board reviewed the LVIP American Income Allocation Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Moderately Conservative Allocation funds category and a custom index (Income Allocation Composite). The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the custom index for the one-, three-, five- and ten-year periods. The Board concluded that the services provided by LFI were satisfactory.

The Board reviewed the LVIP American Preservation Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Short-Term Bond funds category and the Bloomberg U.S. Government/Credit 1-5 Year A+ Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-, three- and ten-year periods and below the return of the Morningstar peer group median and above the return of the benchmark index for the five-year period. The Board noted LFI’s comments that the Fund’s longer duration and higher quality profile differs from funds in its Morningstar category. The Board considered that the Fund changed its benchmark to the Bloomberg U.S. Government/Credit 1-5 Year A+ TR Index effective May 1, 2024. The Board noted LFI’s view that the Fund’s duration and quality profile are more aligned with the Bloomberg U.S. Government/Credit 1-5 year A+ TR Index and that the Fund has performed in line with LFI’s expectations and market conditions. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed each Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of the Morningstar peer group and category median for each Fund. The Board considered that LFI had implemented an advisory fee waiver for each Fund through April 30, 2026. The Board noted that the net investment management fee for the LVIP American Balanced Allocation Fund and LVIP American Growth Allocation Fund was higher than the median net investment management fee of each Fund’s respective Morningstar peer group and that the net expense ratio (plus acquired fund fees and expenses (“AFFE”)) for each Fund was lower than the median net expense ratio (including AFFE) of each respective Morningstar peer group. The Board noted that the net investment management fee for the LVIP American Income Allocation Fund was within range of the median net investment management fee of its Morningstar peer group and that the net expense ratio (plus AFFE) for the Fund was lower than the median net expense ratio (including AFFE) of its Morningstar peer group. The Board noted that the net investment management fee for the LVIP American Preservation Fund was lower than the median net investment management fee of its Morningstar peer group and that the net expense ratio (plus AFFE) for the Fund was higher than the median net expense ratio (including AFFE) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that each Fund’s investment management fee was reasonable.

3

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP SSGA Index Allocation Funds of Funds: LVIP SSGA Conservative Index Allocation Fund, LVIP SSGA Moderate Index Allocation Fund and LVIP SSGA Moderately Aggressive Index Allocation Fund

The Board reviewed the LVIP SSGA Conservative Index Allocation Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Moderately Conservative Allocation funds category and a custom index (Conservative Index Allocation Composite). The Board noted that the Fund’s total return was the same as the return of the Morningstar peer group median and below the return of the custom index for the one-year period and below the return of the Morningstar peer group median and the custom index for the three-, five- and ten-year periods. The Board noted LFI’s comments that underperformance compared to the benchmark was due to the Fund’s expenses, flows via quarterly rebalancing and cash drag in the underlying funds. The Board noted LFI’s view that the Fund’s performance results were in line with LFI’s expectations. The Board concluded that the services provided by LFI were satisfactory.

The Board reviewed the LVIP SSGA Moderate Index Allocation Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Moderate Allocation funds category and a custom index (Moderate Index Allocation Composite). The Board noted that the Fund’s total return was within range of the Morningstar peer group median and below the return of the custom index for the one-year period and below the return of the Morningstar peer group median and the custom index for the three-, five- and ten-year periods. The Board noted LFI’s comments that underperformance compared to the benchmark was due to the Fund’s expenses, flows via quarterly rebalancing and cash drag in the underlying funds. The Board noted LFI’s view that the Fund’s performance results were in line with LFI’s expectations. The Board concluded that the services provided by LFI were satisfactory.

The Board reviewed the LVIP SSGA Moderately Aggressive Index Allocation Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Moderate Allocation funds category and a custom index (Moderately Aggressive Index Allocation Composite). The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the custom index for the one-, three- and ten-year periods and the same as the return of the Morningstar peer group median and below return of the custom index for the five-year period. The Board noted LFI’s comments that underperformance compared to the benchmark was due to the Fund’s expenses, flows via quarterly rebalancing, and cash drag in the underlying funds. The Board noted LFI’s view that the Fund’s performance results were in line with LFI’s expectations. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed each Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of the Morningstar peer group and category median for each Fund. The Board considered that LFI had implemented an expense limitation for LVIP SSGA Conservative Index Allocation Fund through April 30, 2026. The Board noted that the investment management fee for the LVIP SSGA Conservative Index Allocation Fund and LVIP SSGA Moderately Aggressive Index Allocation Fund was lower than the median net investment management fee of each Fund’s respective Morningstar peer group and that the net expense ratio (plus AFFE) for each Fund was lower than the median net expense ratio (including AFFE) of each Fund’s respective Morningstar peer group. The Board noted that the investment management fee for the LVIP SSGA Moderate Index Allocation Fund was higher than the median net investment management fee of the Fund’s Morningstar peer group and that the net expense ratio (plus AFFE) for the LVIP SSGA Moderate Index Allocation Fund was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that each Fund’s investment management fee was reasonable.

4

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Structured Allocation Funds of Funds: LVIP Structured Conservative Allocation Fund, LVIP Structured Moderate Allocation Fund and LVIP Structured Moderately Aggressive Allocation Fund

The Board reviewed the LVIP Structured Conservative Allocation Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Moderately Conservative Allocation funds category and a custom index (Conservative Structured Allocation Composite). The Board noted that the Fund’s total return was within range of the return of the Morningstar peer group median and below the return of the custom index for the one-year period, below the return of the Morningstar peer group median and the custom index for the three- and ten-year periods and below the return of the Morningstar peer group median and above the return of the custom index for the five-year period. The Board considered that the Fund’s strategy was modified in April 2023 to invest in underlying funds that employ a passive investment style, funds that employ a multi-factor strategy and exchange-traded funds. The Board concluded that the services provided by LFI were satisfactory.

The Board reviewed the LVIP Structured Moderate Allocation Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Moderate Allocation funds category and a custom index (Moderate Structured Allocation Composite). The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and the custom index for the one-year period, below the return of the Morningstar peer group median and above the return of the custom index for the three-year period, the same as the return of the Morningstar peer group median and above the return of the custom index for the five-year period and below the return of the Morningstar peer group median and the custom index for the ten-year period. The Board considered that the Fund’s strategy was modified in April 2023 to invest in underlying funds that employ a passive investment style, funds that employ a multi-factor strategy and exchange-traded funds. The Board concluded that the services provided by LFI were satisfactory.

The Board reviewed the LVIP Structured Moderately Aggressive Allocation Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Moderate Allocation funds category and a custom index (Moderately Aggressive Structured Allocation Composite). The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and custom index for the one-, three- and five-year periods and below the return of the Morningstar peer group median and custom index for the ten-year period. The Board considered that the Fund’s strategy was modified in April 2023 to invest in underlying funds that employ a passive investment style, funds that employ a multi-factor strategy and exchange-traded funds. The Board concluded that the services provided by LFI were satisfactory.

5

Management Fee. The Board reviewed each Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of the Morningstar peer group and category median for each Fund. The Board considered that, effective October 31, 2025, LFI will implement an expense limitation for LVIP Structured Moderate Allocation Fund through October 31, 2027. The Board noted that the investment management fee for the LVIP Structured Conservative Allocation Fund was lower than the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio (plus AFFE) was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. The Board noted that the investment management fee for the LVIP Structured Moderate Allocation Fund was higher than the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio (plus AFFE) was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. The Board noted that the investment management fee for the LVIP Structured Moderately Aggressive Allocation Fund was lower than the median net investment fee of the Morningstar peer group and that the Fund’s net expense ratio (plus AFFE) was the same as the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that each Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

All Funds

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Funds was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Funds’ Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Funds. LNL serves as the administrator for the Funds, for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

6

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for each Fund are fair and reasonable, and that the continuation of the Advisory Agreement is in the best interests of each Fund.

7

Lincoln Variable Insurance Products Trust
2025 Board Considerations

Multi-Asset
Subadvised Funds

34 LVIP American Century Balanced Fund

37 LVIP BlackRock Global Allocation Fund

38 LVIP Macquarie Wealth Builder Fund

39 LVIP JPMorgan Retirement Income Fund

Background

On August 15 and September 9-10, 2025, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Funds, the investment performance, management fees and operating expense ratio of each Fund in comparison to other funds, the estimated profitability and/or financial condition of each Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Funds’ expenses, among other matters. The Board also receives information about the Funds from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Funds are only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for each Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Funds by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Funds on behalf of LFI and that LNL provides administrative services to the Funds under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of each Fund (excluding the LVIP American Century Balanced Fund) compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2025. The Board also received total return information for each Fund compared to the quarterly average total return of funds in the respective Morningstar category. The Board noted that Morningstar did not provide similar information for the LVIP American Century Balanced Fund as the Fund’s Standard Class shares recently incepted in connection with the Fund’s April 26, 2024 adoption and did not have a full year of performance. The Board further noted that LFI prepared a report for the LVIP American Century Balanced Fund evaluating the Fund’s performance as discussed below. The Board referred to and reviewed the performance information included in this report.

The Board referred to information prepared by LFI evaluating each Fund’s performance, including the LVIP American Century Balanced Fund as noted above. These reports include performance information for each Fund (including total return, standard deviation and Sharpe ratio) compared to the average performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of portfolio construction decisions. The Board considered that LFI actively monitors the Funds’ performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI had delegated the day-to-day investment management of the Funds and has delegated those duties to unaffiliated subadvisers responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

LVIP American Century Balanced Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group category and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was the same as the median net investment management fee of the Morningstar peer group and that the net expense ratio for the Fund was lower than the median net expense ratio (including acquired fund fees and expenses (“AFFE”)) of its Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

2

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP BlackRock Global Allocation Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group category and category median for the Fund. The Board considered that the Fund had a breakpoint in the investment management fee schedule and that LFI had implemented an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was the same as the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Macquarie Wealth Builder Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was the same as the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio was the same as the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

3

LVIP JPMorgan Retirement Income Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver and an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio (plus AFFE) was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

All Funds

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Funds was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Funds’ Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Funds. LNL serves as the administrator for the Funds for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory and Sub-Subadvisory Agreement(s)

LVIP American Century Balanced Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and American Century Investment Management, Inc. (“American Century”) on behalf of the LVIP American Century Balanced Fund, the Board considered the nature, extent and quality of services provided by American Century under the subadvisory agreement. The Board reviewed the services provided by American Century, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of American Century. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

4

Performance. The Board reviewed the information prepared by LFI evaluating the Fund’s total return compared to the total return of the Morningstar Moderate Allocation funds category and the American Century VP Balanced benchmark index. The Board noted that the Fund’s total return was above the return of the Morningstar category average for the ten-year period, but below the return of the Morningstar category average for the one-, three- and five-year periods. The Board also noted the Fund’s total return was below the return of the benchmark index for the one-, three-, five- and ten-year periods. The Board further noted LFI’s comments that the Fund’s underperformance relative to the category average and benchmark over the one- and three-year periods was primarily due to negative security selection within the Information Technology sector, and over the five-year period also within the Consumer Discretionary sector. The Board concluded that the services provided by American Century were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule, which contains breakpoints, and the management fees of funds with similar investment strategies for which American Century serves as investment adviser or subadviser. The Board considered that LFI compensates American Century from its fees and that the subadvisory fee schedule was negotiated between LFI and American Century. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. With respect to profitability, the Board considered that the subadvisory fee schedules were negotiated between LFI and American Century, which is unaffiliated with LFI, and that LFI compensates American Century from its fees. The Board reviewed materials provided by American Century as to any additional benefits it receives and noted American Century’s statement that its relationship with the Fund may enhance its name recognition in the investment community and may enhance its ability to obtain research from broker-dealers or obtaining research with soft dollars.

LVIP BlackRock Global Allocation Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and BlackRock Investment Management, LLC (“BlackRock”) on behalf of the LVIP BlackRock Global Allocation Fund, the Board considered the nature, extent and quality of services provided by BlackRock under the subadvisory agreement. The Board reviewed the services provided by BlackRock, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of BlackRock. The Board considered that BlackRock uses affiliated investment advisers, as sub-subadvisers, in connection with the subadvisory services provided to the Fund. The Board also considered the investment management services that BlackRock provides to the Cayman Islands-based company, which is wholly owned by the Fund. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP BlackRock Global Allocation Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Global Allocation funds category and the BlackRock Global Allocation Composite Index. The Board noted that the Fund commenced operations in 2019 and that its total return was below the return of the Morningstar peer group median and the benchmark index for the one- and three-year periods and above the return of the Morningstar peer group median and the benchmark index for the five-year period. The Board concluded that the services provided by BlackRock were satisfactory.

5

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule, which contains breakpoints, and the management fees of funds with similar investment strategies for which BlackRock serves as investment adviser or subadviser. The Board considered that LFI compensates BlackRock from its fees and that the subadvisory fee schedule was negotiated between LFI and BlackRock, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. With respect to profitability, the Board considered information regarding BlackRock’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by BlackRock as to any additional benefits it receives and noted that BlackRock stated that the engagement may raise its profile in the broker-dealer community, provide potential scale-related benefits, and increase analyst coverage and sales of BlackRock proprietary products and that research may be obtained with soft dollars.

LVIP Macquarie Wealth Builder Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Delaware Investments Fund Advisers (“DIFA”) on behalf of the LVIP Macquarie Wealth Builder Fund, the Board considered the nature, extent and quality of services provided by DIFA under the subadvisory agreement. The Board reviewed the services provided by DIFA, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of DIFA. The Board considered that DIFA uses affiliated investment advisers as sub-subadvisers in connection with the subadvisory services provided to the Fund. It also reviewed information provided regarding the structure of DIFA’s portfolio manager compensation, trading and brokerage arrangements, risk management and compliance matters.

The Board further considered that Nomura Holding America Inc. (“Nomura”) recently announced the acquisition of the U.S. and European public investments business of Macquarie Asset Management (“MAM”), including the business of DIFA, which is a subsidiary of MAM (the “Transaction”). The Board also considered that, at its September meeting, it was asked to approve a new sub-advisory agreement with DIFA, in addition to reapproving the existing sub-advisory agreement, as the Transaction would result in a change of control of DIFA upon its closing expected in the fourth quarter of 2025. The Board noted that the Transaction was not anticipated to result in any change to the investment management services provided to the Fund and that the new agreement was identical to the existing agreement, except for the effective date and necessary changes such as DIFA’s name and contact information. The Board also noted that the Fund would replace “Macquarie” with “Nomura” in its name upon the closing of the Transaction.

Performance. The Board reviewed the LVIP Macquarie Wealth Builder Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Moderate Allocation funds category and a custom index (LVIP Delaware Wealth Builder Composite). The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-, three-, five- and ten-year periods. The Board considered that the Fund’s investment strategy and benchmark changed effective May 2017. The Board noted LFI’s statement that the Fund’s underperformance for the one-, three- and five-year periods was primarily due to the Fund’s equity allocation, which maintained a value bias that underperformed core and growth strategies during the periods. The Board noted that at the March 2025 Board meeting, the Board approved LFI’s proposal to merge the Fund into the LVIP Structured Moderate Allocation Fund during the fourth quarter of 2025. The Board concluded that the services provided by DIFA were satisfactory.

6

Subadvisory Fees and Economies of Scale. The Board reviewed the subadvisory fee schedule and the management fee of a fund with similar investment strategies for which DIFA serves as the investment adviser. The Board considered that LFI compensates DIFA from its fees and that the subadvisory fee schedule was negotiated between LFI and DIFA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding DIFA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by DIFA as to any additional benefits it receives and noted DIFA’s statement that its relationship with the Fund may add to its prestige and visibility in the investment community and may make DIFA more attractive to potential separate account clients and enhance DIFA’s ability to obtain research with soft dollars.

JPMorgan Retirement Income Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and J.P. Morgan Investment Management, Inc. (“JPMorgan”) on behalf of the LVIP JPMorgan Retirement Income Fund, the Board considered the nature, extent and quality of services provided by JPMorgan under the subadvisory agreement. The Board reviewed the services provided by JPMorgan, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of JPMorgan. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board reviewed the LVIP JPMorgan Retirement Income Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Moderately Conservative Allocation funds category and the S&P Target Date Retirement Income Total Return USD Index.

The Board noted that the Fund’s total return was above the return of the Morningstar peer group median for the one- and three-year periods, below the return of the Morningstar peer group median for the five- and ten-year periods, below the return of the benchmark index for the one- and ten-year periods and above the return of the benchmark index for the three- and five-year periods. The Board considered that the Fund’s investment strategy and benchmark changed and that JPMorgan became subadviser effective May 1, 2017. The Board noted that LFI believes that the Fund has performed in line with LFI’s expectations and market conditions. The Board concluded that the services provided by JPMorgan were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for the Fund. The Board noted that all of the Fund’s assets are invested in underlying funds managed by JPMorgan, an unaffiliated third party, and its affiliates. The Board further noted that JP Morgan’s contractual subadvisory fee is zero as JPMorgan receives fees for managing the underlying funds and does not manage direct portfolio investments for the Fund. The Board concluded that the subadvisory fees for the Fund were reasonable.

7

Profitability and Fallout Benefits. The Board considered information regarding JPMorgan’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by JPMorgan as to any additional benefits it receives and noted JPMorgan’s statement that it was not aware of other direct or indirect benefits from its relationship to the Fund other than receipt of subadvisory fees and management fees from the underlying funds.

All Funds

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for each Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of each Fund.

8

Lincoln Variable Insurance Products Trust
2025 BOARD CONSIDERATIONS

Multi-Asset

Target Date Funds

46 LVIP T. Rowe Price 2020 Fund

47 LVIP T. Rowe Price 2030 Fund

48 LVIP T. Rowe Price 2040 Fund

49 LVIP T. Rowe Price 2050 Fund

50 LVIP T. Rowe Price 2060 Fund

Background

On August 15 and September 9-10, 2025, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with T. Rowe Price Associates, Inc. (“T. Rowe”) (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”) of Broadridge Financial Solutions, Inc. an independent provider of investment company data and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreement and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Funds, the investment performance, management fees and operating expense ratio of each Fund in comparison to other funds, the estimated profitability and/or financial condition of each Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Funds’ expenses, among other matters. The Board also receives information about the Funds from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Funds are only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for each Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Funds by LFI, including LFI personnel and resources and LFI’s criteria for review of the subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Funds on behalf of LFI and that LNL provides administrative services to the Funds under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of each Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2025. The Board also received total return information for each Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating each Fund’s performance. These reports include performance information for each Fund (including total return, standard deviation and Sharpe ratio) compared to the average performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the performance of the underlying funds. The Board considered that LFI actively monitors the Funds’ performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Funds and has delegated those duties to T. Rowe, which is responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, oversight of brokerage execution quality and compliance reviews. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed each Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for each Fund. The Board considered that LFI had implemented an expense limitation for each Fund through April 30, 2026. The Board noted that the net investment management fee for each Fund was higher than the median net investment management fee of the respective Morningstar peer group. The Board also considered that the net expense ratio (plus acquired fund fees and expenses (“AFFE”)) for each Fund was higher than its respective median net expense ratio (including AFFE) of each respective Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that each Fund’s investment management fee was reasonable.

2

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund and concluded that the estimated profitability of LFI in connection with the management of the Funds was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Funds’ Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Funds. LNL serves as the administrator for the Funds for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and T. Rowe on behalf of the Funds, the Board considered the nature, extent and quality of services provided by T. Rowe under the subadvisory agreement. The Board reviewed the services provided by T. Rowe and the reputation, resources and investment approach of T. Rowe. It also reviewed information provided regarding the structure of portfolio manager compensation, risk management and compliance matters. The Board considered that each Fund had been restructured effective February 1, 2018 and that T. Rowe Price became the subadviser to each Fund on February 1, 2018. The Board concluded that the services provided by T. Rowe were satisfactory.

Performance. The Board reviewed the LVIP T. Rowe Price 2020 Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Target-Date 2020 funds category and the S&P Target Date 2020 Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and below the return of the benchmark index for the one- and three-year periods and above the return of the Morningstar peer group median and the benchmark index for the five-year period.

The Board reviewed the LVIP T. Rowe Price 2030 Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Target-Date 2030 funds category and the S&P Target Date 2030 Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and below the return of the benchmark index for the one- and three-year periods and above the return of the Morningstar peer group median and the benchmark index for the five-year period.

3

The Board reviewed the LVIP T. Rowe Price 2040 Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Target-Date 2040 funds category and the S&P Target Date 2040 Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and below the return of the benchmark index for the one- and three-year periods and above the returns of the Morningstar peer group median and the benchmark index for the five-year period.

The Board reviewed the LVIP T. Rowe Price 2050 Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Target-Date 2050 funds category and the S&P Target Date 2050 Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and below the return of the benchmark index for the one- and three-year periods and above the returns of the Morningstar peer group median and the benchmark index for the five-year period.

The Board reviewed the LVIP T. Rowe Price 2060 Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Target-Date 2060 funds category and the S&P Target Date 2060 Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-year period and above the return of the Morningstar peer group median and below the return of the benchmark index for the three-year period. The Board considered that the Fund commenced operations in May 2020.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule, which contains a breakpoint and noted T. Rowe’s statement that it does not manage comparable sub-advised funds using the same strategy as the Funds. The Board considered that LFI compensates T. Rowe from its fees and that the subadvisory fee schedule was negotiated between LFI and T. Rowe, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. With respect to profitability, the Board considered that the subadvisory fee schedule for T. Rowe was negotiated between LFI and T. Rowe, an unaffiliated third party, and that LFI compensates T. Rowe from its fees. The Board reviewed materials provided by T. Rowe as to any additional benefits it receives, and considered other benefits to T. Rowe, such as its use of equity brokerage commissions in connection with client securities transactions to pay for research from broker-dealers and independent third-parties through commission sharing arrangements.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for each Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of each Fund.

4

Lincoln Variable Insurance Products Trust
2025 Board Considerations

32 Lincoln Opportunistic Hedged Equity Fund

Background

On August 15 and September 9-10, 2025, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with Milliman Financial Risk Management LLC (“Milliman”) (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (the “Fund”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”) of Broadridge Financial Solutions, Inc., an independent provider of investment company data, and Milliman, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar, Broadridge and Milliman provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Fund, the investment performance, management fees and operating expense ratio of the Fund in comparison to other funds, the estimated profitability and/or financial condition of the Fund, LFI and Milliman, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Fund’s expenses, among other matters. The Board also receives information about the Fund from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Fund is only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for the Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Fund by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Fund on behalf of LFI and that LNL provides administrative services to the Fund under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

The Board considered that the Fund employed a hedged equity strategy, which utilizes a combination of exchange-traded index options and an LVIP Index Fund to track the performance of the S&P 500 Price Return Index (the “Underlying Index”). The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board considered that the Fund has a limited performance history. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for the one-year period ended March 31, 2025. The Board also received total return information for the Fund compared to the quarterly average total return of funds in the respective Morningstar category. The Board considered that LFI actively monitors the Fund’s performance through quarterly reports and works with the Investment Committee of the Board in analyzing performance issues. The Board noted management’s representation that the Fund was performing as expected.

The Board considered that LFI does not manage the day-to-day investment portfolio of the Fund and has delegated those duties to Milliman. The Board noted the ongoing oversight activities performed by LFI, including review of returns and compliance reviews. The Board concluded that LFI had appropriately monitored the investment sub-advisory services Milliman provides to the Fund.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of the Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an expense limitation for the Fund through April 30, 2026. The Board noted that the net investment management fee for the Fund was the same as the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio (plus acquired fund fees and expenses (“AFFE”)) was lower than the median net expense ratio of the Morningstar peer group (including AFFE). In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

2

Profitability. The Board also reviewed the estimated profitability of LFI with respect to the Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Fund was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Fund’s Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Fund. LNL serves as the administrator for the Fund for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Milliman Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Milliman on behalf of the Fund, the Board considered the nature, extent and quality of services provided by Milliman under the subadvisory agreement. The Board reviewed the services provided by Milliman, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Milliman. It also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

Performance. With respect to performance, the Board considered that the Fund had a limited performance history. The Board also considered that Milliman’s responsibility was to implement the stated investment strategy for the Fund and that traditional measures of performance would not be relevant in assessing Milliman’s implementation of the strategy. The Board also considered a presentation by representatives of Milliman regarding the performance of the Fund. The Board concluded that the services provided by Milliman were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for Milliman. The Board considered that LFI compensates Milliman from its fees and that the subadvisory fee schedule was negotiated between LFI and Milliman, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding Milliman’s estimated profitability from providing subadvisory services to the Funds. The Board reviewed materials provided by Milliman as to any additional benefits it receives and noted that Milliman indicated that its business in the aggregate derives non-pecuniary benefits from synergies related to conducting risk management programs for clients in large volume, among them trading, operations, compliance and research and that Milliman may receive intangible benefits from association with the Fund, such as favorable publicity in relevant markets.

3

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for the Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of the Fund.

4

Lincoln Variable Insurance Products Trust
2025 board considerations

Subadvised Managed Risk Funds

8 LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
9 LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Background

On August 15 and September 9-10, 2025, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreement with the subadviser (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”) of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and the subadviser, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar, Broadridge and the subadviser provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Funds, the investment performance, management fees and operating expense ratio of each Fund in comparison to other funds, the estimated profitability and/or financial condition of each Fund, LFI and the subadviser, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Funds’ expenses, among other matters. The Board also receives information about the Funds from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Funds are only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for each Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Funds by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Funds on behalf of LFI and that LNL provides administrative services to the Funds under an administration agreement.

The Board considered that the Funds are managed with a risk management strategy using up to 20% of a Fund’s net assets (the “Risk-Management Sleeve”) and that at least 80% of each Fund’s net assets are invested by BlackRock Investment Management, LLC (“BlackRock”) in underlying funds (the “Underlying Sleeve”). The Board considered that the risk management strategy was designed to stabilize overall portfolio volatility (that is, variance in the Fund’s investment returns) and reduce the downside exposure of the Fund during significant market downturns by selling (short) (i.e., hedging) positions in exchange-traded futures contracts. The Board considered that the Funds’ investments in exchange-traded futures and the resulting costs limit the upside participation of the Funds in strong, increasing markets relative to unhedged funds. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by each of (i) Broadridge comparing the performance of each Fund to a managed volatility fund peer group, a benchmark index and a custom risk controlled benchmark composite; and (ii) Morningstar comparing the performance of each Fund’s Underlying Sleeve to the performance of funds in a peer group of a Morningstar category underlying variable insurance products (each a “Morningstar peer group”) and a benchmark index for the one-, three- and five-year periods ended March 31, 2025. The Board considered complex-wide information provided by Broadridge that assessed the overall LVIP Managed Risk Fund returns compared to the aggregate returns of managed volatility funds from variable annuity sponsors and risk control benchmarks and peer group performance information provided by Broadridge. The Board also considered an impact analysis provided by LFI of the overlay/cash positions on the overall portfolio performance.

The Board referred to information prepared by LFI evaluating each Fund’s performance. These reports include performance information for each Fund (including total return, standard deviation and Sharpe ratio) compared to the average performance of the respective Morningstar category, a benchmark index and a custom risk controlled benchmark composite for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of the volatility management strategy. The Board considered that LFI actively monitors the Funds’ performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

2

The Board considered that LFI has delegated day-to-day portfolio management of each Fund’s Risk-Management Sleeve to Milliman Financial Risk Management LLC (“Milliman”) and noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis, and monitoring of the implementation of the risk management overlay model. The Board concluded that LFI had appropriately reviewed and monitored Milliman’s performance.

The Board considered that LFI has delegated the day-to-day investment management of each Fund’s Underlying Sleeve to an unaffiliated subadviser responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver for the Fund through April 30, 2026. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio (plus acquired fund fees and expenses (“AFFE”)) was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver for the Fund through April 30, 2026. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group and that the Fund’s net expense ratio (plus AFFE) was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

3

All Funds

Profitability. The Board considered that the subadvised assets of the LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund and the LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund are combined for purposes of calculating the subadvisory fees LFI pays to BlackRock. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Funds was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Funds’ Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Funds. LNL serves as the administrator for the Funds for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Risk-Management Sleeve - Subadvisory Agreement

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Milliman on behalf of each of the Funds, the Board considered the nature, extent and quality of services provided by Milliman under the subadvisory agreement. The Board reviewed the services provided by Milliman, the background of the investment professionals servicing the Fund and the reputation, resources and subadvisory experience of Milliman. It also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

Performance. The Board considered that Milliman’s responsibility was to implement trading based on the managed risk model and that traditional measures of performance would not be relevant in assessing Milliman’s implementation of the model. The Board also considered a presentation by representatives of Milliman regarding the performance of the Funds subadvised by Milliman as well as presentations made by LFI management dedicated to analysis of the Risk-Management Sleeve. The Board concluded that the services provided by Milliman were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule for Milliman. The Board considered that LFI compensates Milliman from its fees and that the subadvisory fee schedule was negotiated between LFI and Milliman, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding Milliman’s estimated profitability from providing subadvisory services to the Funds. The Board reviewed materials provided by Milliman as to any additional benefits it receives and noted that Milliman indicated that its business in the aggregate derives non-pecuniary benefits from synergies related to conducting risk management programs for clients in large volume, among them trading, operations, compliance and research and that Milliman may receive intangible benefits from association with the Funds such as favorable publicity in relevant markets.

4

Underlying Sleeve - Subadvisory Agreement

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and BlackRock on behalf of the Fund, the Board considered the nature, extent and quality of services provided by BlackRock under the subadvisory agreement. The Board reviewed the services provided by BlackRock, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of BlackRock. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board considered that the subadviser manages the Underlying Fund Sleeve of each Fund. The Board reviewed the performance of the LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group, the Fund’s custom benchmark index, the BlackRock U.S. Growth ETF Allocation Index, and a custom risk controlled benchmark composite; and Morningstar comparing the performance of the Fund’s Underlying Sleeve, to peer group information of funds included in the Morningstar Moderate Allocation funds category and the Fund’s custom benchmark index. The Board concluded that the services provided by BlackRock to the Fund were satisfactory.

The Board also reviewed the performance of the LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund. In its review, the Board considered the total return and standard deviation data provided by Broadridge comparing the performance of the Fund to a managed volatility fund peer group, the Fund’s custom benchmark index, the BlackRock U.S. Growth ETF Allocation Index, and a custom risk controlled benchmark composite; and Morningstar comparing the performance of the Fund’s Underlying Sleeve, to peer group information of funds included in the Morningstar Moderate Allocation funds category and the Fund’s custom benchmark index. The Board concluded that the services provided by BlackRock to the Fund were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund’s subadvisory fee schedule, which contains a breakpoint, and noted BlackRock’s statement that it advised no comparable registered funds using the same strategy with the same benchmark by the same portfolio management team. The Board considered that LFI compensates BlackRock from its fees and that the subadvisory fee schedule was negotiated between LFI and BlackRock, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

The Board considered the LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund’s subadvisory fee schedule, which contains a breakpoint, and noted BlackRock’s statement that it advised no comparable registered funds using the same strategy with the same benchmark by the same portfolio management team. The Board considered that LFI compensates BlackRock from its fees and that the subadvisory fee schedule was negotiated between LFI and BlackRock, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

5

Profitability and Fallout Benefits. The Board noted that the subadvisory fee schedules were negotiated between LFI and BlackRock, an unaffiliated third party, and that LFI compensates BlackRock from its fees. The Board reviewed materials provided by BlackRock as to any additional benefits it receives and noted that BlackRock stated that the engagement may raise its profile in the broker-dealer community, provide potential scale-related benefits, and increase analyst coverage and sales of BlackRock proprietary products. The Board also noted that BlackRock stated that it receives a unitary management fee from the underlying BlackRock sponsored funds in which the Funds invest and the subadvisory fee.

For All Funds

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for each Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of each Fund.

6

Lincoln Variable Insurance Products Trust
2025 board considerations

Subadvised Managed Volatility Funds

12 LVIP SSGA Global Tactical Allocation Managed Volatility Fund
13 LVIP BlackRock Dividend Value Managed Volatility Fund
14 LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund

15 LVIP Blended Large Cap Growth Managed Volatility Fund
20 LVIP American Century Select Mid Cap Managed Volatility Fund
21 LVIP Blended Mid Cap Managed Volatility Fund
22 LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
25 LVIP Franklin Templeton Global Equity Managed Volatility Fund

Background

On August 15 and September 9-10, 2025, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, (i) the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) and (ii) the renewal of the subadvisory agreements with various subadvisers (collectively, with the investment management agreement, the “Advisory Agreements”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”), Morningstar (“Morningstar”), of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and the subadvisers, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management and subadvisory agreements and the factors they should consider in evaluating such agreements. LFI, LNL, Morningstar, Broadridge and the subadvisers provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Funds, the investment performance, management fees and operating expense ratio of each Fund in comparison to other funds, the estimated profitability and/or financial condition of each Fund, LFI and the subadvisers, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreements. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Funds’ expenses, among other matters. The Board also receives information about the Funds from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Funds are only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreements, the Board had received sufficient information to approve the Advisory Agreements for each Fund. In considering the renewal of the Advisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Investment Management Agreement

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Funds by LFI, including LFI personnel and resources and LFI’s criteria for review of a subadviser’s performance. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Funds on behalf of LFI and that LNL provides administrative services to the Funds under an administration agreement.

The Board considered that the Funds are managed with a managed volatility overlay using up to 20% of a Fund’s net assets (the “Managed Volatility Sleeve”). The managed volatility strategy consists of selling (short) and buying (long) positions in exchange-traded futures contracts to manage overall portfolio volatility and seeks to reduce the impact on a Fund’s portfolio of significant market downturns during periods of high volatility. The remaining 80-100% of the Fund’s net assets is managed by a subadviser according to the investment mandate (the “Underlying Sleeve”). The Board considered that the Funds’ investments in exchange-traded futures and the resulting costs limit the upside participation of the Funds in strong, increasing markets relative to unhedged funds. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by each of (i) Broadridge comparing the performance of each Fund to a managed volatility fund peer group and risk controlled benchmark; and (ii) Morningstar comparing the performance of each Fund’s Underlying Sleeve to the performance of funds in a peer group of a Morningstar category underlying variable insurance products (each a “Morningstar peer group”) and a benchmark index for various periods ended March 31, 2025. The Board considered complex-wide information provided by Broadridge that assessed the overall LVIP Managed Volatility Fund returns compared to the aggregate returns of managed volatility funds from variable annuity sponsors and risk control benchmarks and peer group performance information by Broadridge. The Board also considered an impact analysis provided by LFI of the overlay cash positions on the overall portfolio performance.

The Board referred to information prepared by LFI evaluating each Fund’s performance. These reports include performance information for each Fund (including total return, standard deviation and Sharpe ratio) compared to the average performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the impact of the volatility management strategy. The Board considered that LFI actively monitors the Funds’ performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreements.

2

The Board considered that LFI has delegated day-to-day portfolio management of the Managed Volatility Sleeve to Schroder Investment Management North America Inc. (“SIMNA”) and noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and monitoring the implementation of the volatility management overlay model. The Board also considered presentations made by LFI management and SIMNA dedicated to an overview of the Funds and analysis of the Managed Volatility Sleeve. The Board concluded that LFI had appropriately reviewed and monitored SIMNA’s performance.

The Board considered that LFI has delegated the day-to-day investment management of the Underlying Sleeve to unaffiliated subadvisers responsible for investment performance. The Board noted the ongoing oversight activities performed by LFI, including review of returns on a relative and absolute basis and compliance reviews. The Board concluded that LFI had appropriately reviewed and monitored the subadviser’s investment performance.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver for the Fund through April 30, 2026. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio (plus acquired fund fees and expenses (“AFFE”)) was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP BlackRock Dividend Value Managed Volatility Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver and expense limitation through August 1, 2027 and August 30, 2027, respectively. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

3

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in the investment management fee schedule and concluded that economies of scale were appropriately shared with investors.

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver and expense limitation through April 30, 2026. The Board noted that the net investment management fee was higher than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was lower than the median net expense ratio of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Blended Large Cap Growth Managed Volatility Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver through April 30, 2026. The Board noted that the net investment management fee was the same as the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was within range of the median net expense ratio of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had a breakpoint in the investment management fee schedule and concluded that economies of scale were appropriately shared with investors.

LVIP American Century Select Mid Cap Managed Volatility Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver through April 30, 2026. The Board noted that the net investment management fee was the same as the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was within range of the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

4

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Blended Mid Cap Managed Volatility Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver for the Fund through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was within range of the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

5

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented a partial advisory fee waiver through April 30, 2026. The Board noted that the net investment management fee was the same as the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board considered that the Fund had breakpoints in the investment management fee schedule. The Board concluded that economies of scale were appropriately shared with investors.

All Funds

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Funds was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Funds’ Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Funds. LNL serves as the administrator for the Funds for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Managed Volatility Sleeve - Subadvisory and Sub-Subadvisory Agreement

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SIMNA on behalf of each Fund, the Board considered the nature, extent and quality of services provided by SIMNA under the subadvisory agreement. The Board reviewed the services provided by SIMNA, the background of the investment professionals servicing the Fund and the reputation, resources and subadvisory experience of SIMNA. The Board considered that SIMNA uses an affiliated investment adviser, SIMNA Ltd., as sub-subadviser, in connection with the subadvisory services provided to the Fund. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading practices, risk management and compliance matters.

Performance. The Board considered that SIMNA’s responsibility was to implement the volatility control strategy and that traditional measures of performance would not be relevant in assessing SIMNA’s implementation of the strategy. The Board also considered that the strategy is intended to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. The Board also considered a presentation by representatives of SIMNA regarding the performance of the Funds subadvised by SIMNA as well as presentations made by LFI management dedicated to analysis of the Managed Volatility Sleeve. The Board concluded that the services provided by SIMNA were satisfactory.

6

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedule for SIMNA. The Board considered that LFI compensates SIMNA from its fees and that the subadvisory fee schedule was negotiated between LFI and SIMNA, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SIMNA’s estimated profitability from providing subadvisory services to the Funds. The Board reviewed materials provided by the SIMNA as to any additional benefits it would receive and noted SIMNA’s statement that the engagement may attract broker-dealers or investment advisers who may offer SIMNA the opportunity to participate in other lines of business, such as subadvisory, separate account wrap programs or model manager programs.

Underlying Sleeve - Subadvisory Agreement

LVIP SSGA Global Tactical Allocation Managed Volatility Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and SSGA Funds Management, Inc. (“SSGA”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by SSGA under the subadvisory agreement. The Board reviewed the services provided by SSGA, the background of the investment professionals servicing the Fund, and the reputation, resources and investment approach of SSGA. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board considered that the subadviser manages the Underlying Sleeve. In its review of performance, the Board considered the total return, standard deviation and Sharpe ratio data provided by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Moderate Allocation funds category and a custom index (Global Tactical Allocation Composite). The Board concluded that the services provided by SSGA were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule, which includes a breakpoint, and noted SSGA’s statement that it advised no comparable registered funds using the same strategies. The Board considered that LFI compensates SSGA from its fees and that the subadvisory fee schedule for the Fund was negotiated between LFI and SSGA, an unaffiliated third party. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding SSGA’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by SSGA as to any additional benefits it receives and noted that SSGA indicated that it indirectly benefits from association with the Fund in the marketplace and its ability to leverage resources.

7

LVIP BlackRock Dividend Value Managed Volatility Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and BlackRock Investment Management, LLC (“BlackRock”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by BlackRock under the subadvisory agreement. The Board reviewed the services provided by BlackRock, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of BlackRock. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board considered that the subadviser manages the Underlying Sleeve. In its review of performance, the Board considered the total return, standard deviation and Sharpe ratio data provided by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Large Value funds category and the Russell 1000 Value Total Return USD Index. The Board concluded that the services provided by BlackRock were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the Fund’s subadvisory fee schedules, one of which contains breakpoints, and noted BlackRock’s statement that it advised no comparable registered funds using the same strategies with the same portfolio management team and benchmark as the Fund. The Board considered that LFI compensates BlackRock from its fees and that the subadvisory fee schedules were negotiated between LFI and BlackRock, an unaffiliated third party. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding BlackRock’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by BlackRock as to any additional benefits it receives and noted that BlackRock stated that the engagement may raise its profile in the broker-dealer community, provide potential scale-related benefits, increase analyst coverage and sales of BlackRock proprietary products and that research may be obtained with soft dollars which may be used to manage other accounts.

LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and ClearBridge Investments, LLC (“ClearBridge”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by ClearBridge under the subadvisory agreement. The Board reviewed the services provided by ClearBridge, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of ClearBridge. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

In considering the renewal of the subadvisory agreement between LFI and Franklin Advisers, Inc. (“Franklin”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by Franklin under the subadvisory agreement. The Board reviewed the services provided by Franklin, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of Franklin. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

8

Performance. The Board considered that the subadvisers manage the Underlying Sleeve. In its review of performance, the Board considered the total return, standard deviation and Sharpe ratio data provided by Morningstar comparing the performance of the Underlying Sleeve of the Fund to a peer group of funds in the Morningstar Large Blend funds category and the S&P 500 Total Return USD Index. The Board concluded that the services provided by ClearBridge and Franklin were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for ClearBridge, which contains breakpoints, and the fees charged to other clients in similar strategies. The Board also reviewed the subadvisory fee schedule for Franklin, which contains breakpoints, as well as the fees charged to another fund by Franklin. The Board considered that LFI compensates ClearBridge and Franklin from its fees and that the subadvisory fee schedules were negotiated between LFI and ClearBridge and Franklin, respectively, which are unaffiliated with LFI. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. With respect to ClearBridge’s profitability, the Board considered ClearBridge’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by ClearBridge as to any additional benefits it receives and noted ClearBridge’s statement that its relationship with the Fund may enhance its name recognition in the investment community, allow for more favorable trade execution, provide additional access to the new issue market and research, which may positively affect ClearBridge’s ability to serve the Fund and other clients and considered that ClearBridge obtains research with soft dollars.

With respect to Franklin’s profitability, the Board considered that the subadvisory fee schedule for Franklin was negotiated between LFI and Franklin, which is unaffiliated with LFI, and that LFI compensates Franklin from its fees. The Board reviewed materials provided as to any additional benefits it receives and noted Franklin’s statement that it may receive reputational benefits from its association with LFI and considered that Franklin may receive research and services with soft dollars related to brokerage commissions by the Fund that may be shared with advisory affiliates.

LVIP Blended Large Cap Growth Managed Volatility Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and Goldman Sachs Asset Management, L.P. (“GSAM”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by GSAM under the subadvisory agreement. The Board reviewed the services provided by GSAM, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of GSAM. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

9

In considering the renewal of the subadvisory agreement between LFI and AllianceBernstein L.P. (“AB”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by AB under the subadvisory agreement. The Board reviewed the services provided by AB, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of AB. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board considered that the subadvisers manage a portion of the Underlying Sleeve. In its review of performance, the Board considered the total return, standard deviation and Sharpe ratio data provided by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Large Growth funds category and the Russell 1000 Growth Total Return USD Index. The Board considered that GSAM had subadvised the Fund since May of 2017 and that AB had subadvised the Fund since April of 2021. The Board concluded that the services provided by the subadvisers were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for GSAM, which contains breakpoints, and noted GSAM’s statement that it advised no comparable registered funds using the same strategy. The Board also reviewed the subadvisory fee schedule for AB, which contains breakpoints, and fees charged to another client with a similar strategy. The Board considered that LFI compensates GSAM and AB from its fees and that the subadvisory fee schedules were negotiated between LFI and GSAM and AB, respectively, which are unaffiliated with LFI. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. For the Underlying Sleeve subadvised by GSAM, the Board considered information regarding GSAM’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by GSAM as to any additional benefits it receives and noted GSAM’s statement that it may receive improved trading efficiencies resulting from aggregated orders with other accounts and that an affiliated broker may receive commissions for executing certain trades for the Fund and potential economies of scale.

For the Underlying Sleeve subadvised by AB, the Board considered information regarding AB’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by AB as to any additional benefits it receives and noted AB’s statement that it identified no fall-out benefits from its relationship to the Fund and that it obtains research with soft dollars.

LVIP American Century Select Mid Cap Managed Volatility Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and American Century Investment Management, Inc. (“American Century”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by American Century under the subadvisory agreement. The Board reviewed the services provided by American Century, the background of the investment professionals servicing the Fund, and the reputation, resources and investment approach of American Century. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

10

Performance. The Board considered that the subadviser manages the Underlying Sleeve. In its review of performance, the Board considered the total return, standard deviation and Sharpe ratio data provided by Morningstar comparing the performance of the Underlying Sleeve of the Fund to a peer group of funds in the Morningstar Mid-Cap Value funds category and the Russell Mid Cap Value Total Return USD Index. The Board concluded that the services provided by American Century were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedules, which include breakpoints, and the fees charged to other clients advised by American Century. The Board considered that LFI compensates American Century from its fees and that the subadvisory fee schedules for the Fund were negotiated between LFI and American Century, which is unaffiliated with LFI. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. With respect to profitability, the Board considered that the subadvisory fee schedules were negotiated between LFI and American Century, which is unaffiliated with LFI, and that LFI compensates American Century from its fees. The Board reviewed materials provided by American Century as to any additional benefits it receives and noted American Century’s statement that its relationship with the Fund may enhance its name recognition in the investment community and may enhance its ability to obtain research from broker-dealers or obtaining research with soft dollars.

LVIP Blended Mid Cap Managed Volatility Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and T. Rowe Price Associates, Inc. (“T. Rowe”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by T. Rowe under the subadvisory agreement. The Board reviewed the services provided by T. Rowe, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of T. Rowe. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

In considering the renewal of the subadvisory agreement between LFI and Massachusetts Financial Services Company (“MFS”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by MFS under the subadvisory agreement. The Board reviewed the services provided by MFS, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of MFS. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board considered that the subadvisers manage the Underlying Sleeve. In its review of performance, the Board considered the total return, standard deviation and Sharpe ratio data provided by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Mid-Cap Growth funds category and the Russell Mid Cap Growth Total Return USD Index. The Board considered that T. Rowe had subadvised the Fund since February 2016 and that MFS had subadvised the Fund since November 2018. The Board concluded that the services provided by the subadvisers were satisfactory.

11

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for T. Rowe, which contains breakpoints, as well as the fees charged to a comparable account. The Board also reviewed the subadvisory fee schedule for MFS, which contains breakpoints, as well as the fees charged to comparable clients managed by MFS. The Board considered that LFI compensates T. Rowe and MFS from its fees and that the subadvisory fee schedules were negotiated between LFI and T. Rowe and MFS, respectively, which are unaffiliated with LFI. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. For the Underlying Sleeve subadvised by T. Rowe, the Board considered that the subadvisory fee schedule for T. Rowe, which contains breakpoints, was negotiated between LFI and T. Rowe, which is unaffiliated with LFI, and that LFI compensates T. Rowe from its fees. The Board reviewed materials provided by T. Rowe as to any additional benefits it receives and noted that T. Rowe obtains research with soft dollars.

For the Underlying Sleeve subadvised by MFS, the Board considered information regarding MFS’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by MFS as to any additional benefits it receives and noted that MFS could potentially realize a benefit from the relationship with the Fund by being awarded future or increased mandates or obtaining research services in connection with trading client assets.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreement between LFI and J.P. Morgan Investment Management, Inc. (“JPMorgan”) on behalf of the Fund, the Board considered the nature, extent and quality of services provided by JPMorgan under the subadvisory agreement. The Board reviewed the services provided by JPMorgan, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of JPMorgan. It also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board considered that the subadviser manages the Underlying Sleeve. In its review of performance, the Board considered the total return, standard deviation and Sharpe ratio data provided by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Mid-Cap Value funds category and the Russell Mid Cap Value Total Return USD Index. The Board concluded that the services provided by JPMorgan were satisfactory.

Subadvisory Fee and Economies of Scale. The Board reviewed the subadvisory fee schedule for the Fund and noted JP Morgan’s statement that it advised no similar funds. The Board considered that LFI compensates JPMorgan from its fees and that the subadvisory fee schedule was negotiated between LFI and JPMorgan, which is unaffiliated with LFI. The Board concluded that the subadvisory fees for the Fund were reasonable.

Profitability and Fallout Benefits. The Board considered information regarding JPMorgan’s estimated profitability from providing subadvisory services to the Fund. The Board reviewed materials provided by JPMorgan as to any additional benefits it receives and noted JPMorgan’s statement that it was not aware of other direct or indirect benefits from its relationship to the Fund other than receipt of subadvisory fees and considered that JPMorgan obtains broker proprietary research in connection with trading subadvised accounts.

12

LVIP Franklin Templeton Global Equity Managed Volatility Fund

Nature, Extent and Quality of Services. In considering the renewal of the subadvisory agreements between LFI and Templeton Investment Counsel, LLC, Franklin Advisers, Inc., and Franklin Mutual Advisers, LLC (together, the “Franklin Templeton Advisers”), each on behalf of the Fund, the Board considered the nature, extent and quality of services provided by the Franklin Templeton Advisers under each of the subadvisory agreements. The Board reviewed the services provided, the background of the investment professionals servicing the Fund and the reputation, resources and investment approach of the Franklin Templeton Advisers. The Board also reviewed information provided regarding the structure of portfolio manager compensation, trading and brokerage practices, risk management and compliance matters.

Performance. The Board considered that the subadvisers manage the Underlying Sleeve. In its review of performance, the Board considered the total return, standard deviation, and Sharpe ratio data provided by Morningstar comparing the performance of the Underlying Sleeve to a peer group of funds in the Morningstar Global Large-Stock Blend funds category and the MSCI World Net Return USD Index. The Board concluded that the services provided by the Franklin Templeton Advisers were satisfactory.

Subadvisory Fee and Economies of Scale. The Board considered the subadvisory fee schedules, three of which contain breakpoints, and noted the statement by the Franklin Templeton Advisers that it does not subadvise other portfolios with similar strategies. The Board considered that LFI compensates the Franklin Templeton Advisers from its fees and that the subadvisory fee schedules were negotiated between LFI and the Franklin Templeton Advisers, which are unaffiliated with LFI. The Board concluded that the subadvisory fees were reasonable.

Profitability and Fallout Benefits. With respect to profitability, the Board considered that the subadvisory fee schedules were negotiated between LFI and Franklin Templeton Advisers, which are unaffiliated with LFI, and that LFI compensates the Franklin Templeton Advisers from its fees. The Board reviewed materials provided by the Franklin Templeton Advisers as to any additional benefits they receive and noted their statement that they may receive reputational benefits from their association with LFI and considered that the Franklin Templeton Advisers may receive research and services with soft dollars related to brokerage commissions by the Fund that may be shared with advisory affiliates.

For All Funds

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements for each Fund are fair and reasonable, and that the continuation of the Advisory Agreements is in the best interests of each Fund.

13

Lincoln Variable Insurance Products Trust
2025 board considerations

Vanguard Funds

67	LVIP Vanguard Domestic Equity ETF Fund
92	LVIP Vanguard International Equity ETF Fund
102	LVIP Vanguard Bond Allocation Fund

Background

On August 15 and September 9-10, 2025, the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) met to consider, among other things, the renewal of the investment management agreement between the Trust and Lincoln Financial Investments Corporation (“LFI”) (the “Advisory Agreement”) for series of the Trust (each, a “Fund” and collectively, the “Funds”). The trustees of the Trust who are not “interested persons” (as such term is defined in the Investment Company Act of 1940) (the “Independent Trustees”) had requested and reviewed materials provided by LFI, Lincoln National Life Insurance Company (“LNL”) and Morningstar of Broadridge Financial Solutions, Inc. (“Morningstar”), an independent provider of investment company data, prior to and during the meetings, and had reviewed a memorandum from their independent legal counsel that advised them of their fiduciary duties pertaining to renewal of investment management agreements and the factors they should consider in evaluating such agreements. LFI, LNL and Morningstar provided information to the Independent Trustees regarding the nature, extent and quality of services provided to the Funds, the investment performance, management fees and operating expense ratio of each Fund in comparison to other funds, the estimated profitability and/or financial condition of each Fund and LFI, and compliance and regulatory matters. After reviewing the information, the Independent Trustees requested and received supplemental information. The Independent Trustees and their independent legal counsel met separately from the “interested” trustee, Trust officers and LNL employees to consider the renewal of the Advisory Agreement. The Board was assisted in its evaluation by the Investment Committee of the Board, which meets with LFI quarterly and monitors investment performance, and by the Audit Committee of the Board, which meets with LFI quarterly and monitors the Funds’ expenses, among other matters. The Board also receives information about the Funds from LFI and LNL throughout the year in connection with the regular quarterly Board meetings. The Board considered that the Funds are only offered to contract owners of variable annuities and variable life insurance policies.

The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement for each Fund. In considering the renewal of the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, and considered a variety of factors in its analysis including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

Nature, Extent and Quality of Services. In considering the renewal of the investment management agreement with LFI, the Board considered the nature, extent and quality of services provided to the Funds by LFI, including LFI personnel and resources. The Board reviewed the services provided by LFI in serving as investment adviser, including the background of the personnel providing the investment management services. It also reviewed information provided regarding the structure of portfolio manager compensation and compliance and regulatory matters. The Board also considered that certain LNL personnel provide services to the Funds on behalf of LFI and that LNL provides administrative services to the Funds under an administration agreement. The Board concluded that the services provided by LFI were satisfactory.

Performance. The Board reviewed performance information (including total return, standard deviation and Sharpe ratio) provided by Morningstar for the standard class of each Fund compared to the median performance of funds in a peer group of a Morningstar category underlying variable insurance products (“Morningstar peer group”) and a benchmark index for various periods ended March 31, 2025. The Board also received total return information for each Fund compared to the quarterly average total return of funds in the respective Morningstar category.

The Board referred to information prepared by LFI evaluating each Fund’s performance. These reports include performance information for each Fund (including total return, standard deviation and Sharpe ratio) compared to the average performance of the respective Morningstar category and a benchmark index for various periods and commentary regarding the factors believed to have impacted the Fund’s performance, such as market conditions and the performance of the underlying funds. The Board considered that LFI actively monitors the Funds’ performance and works with the Investment Committee of the Board in analyzing performance issues. The Board also noted that past performance is only one of the factors that it considers in evaluating the renewal of the Advisory Agreement.

LVIP Vanguard Domestic Equity ETF Fund

The Board reviewed the LVIP Vanguard Domestic Equity ETF Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Large Blend funds category and the Russell 3000 Total Return USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and below the return of the benchmark index for the one-, five- and ten-year periods and below the return of the Morningstar peer group median and the return of the benchmark index for the three-year period.

The Board noted LFI’s comments that underperformance relative to the benchmark over the one- and three-year periods was partially due to fees associated with investing in the underlying ETFs, and that a modest underweight allocation to Mega Cap securities detracted from benchmark relative returns. With respect to the five-year period, the Board noted LFI’s comments that underperformance relative to the benchmark was primarily due to fees associated with investing in the underlying ETFs. The Board noted LFI’s view that the Fund has performed in line with LFI’s expectations given sector and factor differences relative to the benchmark. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver for the Fund through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio (plus acquired fund fees and expenses (“AFFE”)) was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

2

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Vanguard International Equity ETF Fund

The Board reviewed the LVIP Vanguard International Equity ETF Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Foreign Large Blend funds category and the MSCI ACWI Ex USA NR USD Index. The Board noted that the Fund’s total return was above the return of the Morningstar peer group median and below the return of the benchmark index for the one-year period, below the return of the Morningstar peer group median and the benchmark index for the three- and five-year periods and below the return of the Morningstar peer group and within range of the benchmark index for the ten-year period. The Board noted LFI’s comments that the performance difference relative to the benchmark index was driven by fees as well modest sector and country differences, and that the performance difference compared to peers was due to greater exposure to emerging markets. The Board noted LFI’s belief that the Fund performance is as expected and consistent with market conditions. The Board concluded that the services provided by LFI were satisfactory.

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of a Morningstar peer group and category median for the Fund. The Board considered that LFI had implemented an advisory fee waiver for the Fund through April 30, 2026. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio (plus AFFE) was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

LVIP Vanguard Bond Allocation Fund

The Board reviewed the LVIP Vanguard Bond Allocation Fund’s total return compared to the total return of a peer group of funds included in the Morningstar Intermediate Core Bond funds category and the Bloomberg US Aggregate Bond Total Return USD Index. The Board noted that the Fund’s total return was below the return of the Morningstar peer group median and the benchmark index for the one-, three- and ten-year periods and below the return of the Morningstar peer group median and above the return of the benchmark index for the five-year period. The Board further noted that the Fund’s historical performance was in line with LFI’s expectations and consistent with market conditions and portfolio positioning. The Board concluded that the services provided by LFI were satisfactory.

3

Management Fee. The Board reviewed the Fund’s investment management fee and expense ratio and reviewed information comparing the investment management fee and expense ratio to those of the Morningstar peer group and category median for the Fund. The Board noted that the net investment management fee was lower than the median net investment management fee of the Morningstar peer group. The Board also considered that the Fund’s net expense ratio (plus AFFE) was lower than the median net expense ratio (including AFFE) of the Morningstar peer group. In light of the nature, quality and extent of services provided by LFI, the Board concluded that the Fund’s investment management fee was reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board concluded that economies of scale were appropriately shared with investors.

All Funds

Profitability. The Board also reviewed the estimated profitability of LFI with respect to each Fund individually and the Funds overall and concluded that the estimated profitability of LFI in connection with the management of the Funds was not unreasonable.

Fallout Benefits. Because of its relationship with the Trust, LFI and its affiliates receive certain benefits. The Board reviewed materials provided by LFI as to any such benefits. Lincoln Insurance Companies receive 12b-1 fees which are paid by the Funds’ Service Class shares through Lincoln Financial Distributors, Inc., which is the principal underwriter and distributor for the Funds. LNL serves as the administrator for the Funds, for which it is separately compensated. The Board also noted that Lincoln Insurance Companies may be eligible to claim on their tax returns “dividends received deductions” in connection with dividends received from LVIP Funds by the Lincoln Insurance Companies holding Fund shares on behalf of contract holders.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for each Fund are fair and reasonable, and that the continuation of the Advisory Agreement is in the best interests of each Fund.

4

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 – attached hereto.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 – Not applicable.

(a)(5)	Change in Registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 – attached hereto.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lincoln Variable Insurance Products Trust

By (Signature and Title)	/s/ John Morriss
John Morriss, President
(principal executive officer)

Date:	February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John Morriss
John Morriss, President
(principal executive officer)

Date:	February 24, 2026

By (Signature and Title)	/s/ James Hoffmayer
James Hoffmayer, Chief Accounting Officer
(principal financial officer)

Date:	February 24, 2026